UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

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Date of reporting period: 8/31/12

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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared eight annual reports to shareholders for the year ended August 31, 2012 for series of John Hancock Funds II with August 31 fiscal year end. The first report applies to the Floating Rate Income Fund, the second report applies to the Strategic Income Opportunities Fund, the third report applies to the Natural Resources Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the Emerging Markets Fund, the sixth report applies to the U.S. Equity Fund, the seventh report applies to 9 Retirement Living Portfolios (formerly Lifecycle Portfolios) and the eighth report applies to 59 of the Registrant’s Funds.

John Hancock

MUTUAL FUNDS

John Hancock

Floating Rate Income Fund

Annual Report

8.31.12

A look at performance

Total returns for the period ended August 31, 2012

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]	8-31-12	8-31-12

Class A	7.21	—	—	4.55	7.21	—	—	23.06	4.14	4.14

Class B	4.70	—	—	4.11	4.70	—	—	20.66	3.52	3.44

Class C	8.80	—	—	4.52	8.80	—	—	22.92	3.53	3.53

Class I3	10.91	—	—	5.62	10.91	—	—	29.09	4.62	4.62

Class R6[3,4]	10.95	—	—	5.65	10.95	—	—	29.24	4.66	–13.94

Class 1[3]	11.01	—	—	5.69	11.01	—	—	29.46	4.71	4.71

Class NAV [3]	11.06	—	—	5.75	11.06	—	—	29.80	4.76	4.76

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R6, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class B, Class C, Class I and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Net (%)	1.20	1.95	1.92	0.83	0.77	0.77	0.72
Gross (%)	1.21	2.02	1.92	0.83	0.77	0.77	0.72

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Floating Rate Income Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	1-2-08	$12,254	$12,066	$12,924

Class C5	1-2-08	12,292	12,292	12,924

Class I [3]	1-2-08	12,909	12,909	12,924

Class R6 [3]	1-2-08	12,924	12,924	12,924

Class 1 [3]	1-2-08	12,946	12,946	12,924

Class NAV [3]	1-2-08	12,980	12,980	12,924

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to a look at performance

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 1-2-08.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

5 No contingent deferred sales charge is applicable.

Annual report | Floating Rate Income Fund	7

Management’s discussion of
Fund performance

By Western Asset Management Company

For the 12 months ended August 31, 2012, bank loans posted double-digit gains. Most of the advance in the bank-loan market occurred during the first half of the period as the U.S. economy showed marked signs of improvement. Although the economy began to lose momentum over the last six months, demand for bank loans remained strong as record-low yields on U.S. Treasury bonds led investors to seek out higher yields elsewhere, including the bank-loan market. Bank loans also benefited from favorable fundamentals in the corporate sector: Corporate earnings continued to exceed expectations, balance sheets remain strong and companies continued to generate healthy cash flows.

For the year ended August 31, 2012, John Hancock Floating Rate Income Fund’s Class A shares posted a total return of 10.52%, excluding sales charges. The Fund’s return was slightly below the 10.59% return of its benchmark, the S&P/LSTA Performing Loan Index, but outpaced the 10.14% average return of the Morningstar, Inc. bank loan category.1

The Fund benefited from its credit positioning during the period, with an emphasis on higher-quality loans, which outperformed the lower-rated segment of the bank-loan market. Another positive factor was the Fund’s meaningful exposure to the largest and most liquid (i.e., easiest to buy and sell) loans in the market, which fared well during the period. The Fund generally benefited from its non-loan holdings during the 12-month period. In particular, small positions in both investment-grade (rated BBB or higher by Moody’s or S&P) and high-yield corporate bonds added value as these securities outperformed bank loans for the period. From a sector perspective, overweight positions in the consumer non-cyclical and transportation sectors added value, while underweight positions in the information technology and capital goods sectors detracted from results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The Fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load adjusted performance is lower.

8	Floating Rate Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,032.50	$6.13

Class B	1,000.00	1,028.60	9.94

Class C	1,000.00	1,029.70	9.95

Class I	1,000.00	1,034.30	4.35

Class R6	1,000.00	1,034.40	4.09

Class 1	1,000.00	1,035.90	3.89

Class NAV	1,000.00	1,035.10	3.63

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Floating Rate Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,019.10	$6.09

Class B	1,000.00	1,015.30	9.88

Class C	1,000.00	1,015.30	9.88

Class I	1,000.00	1,020.90	4.32

Class R6	1,000.00	1,021.10	4.06

Class 1	1,000.00	1,021.30	3.86

Class NAV	1,000.00	1,021.60	3.61

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.95%, 1.95%, 0.85%, 0.80%, 0.76% and 0.71% for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10	Floating Rate Income Fund | Annual report

Portfolio summary

Top 10 Issuers (16.8% of Net Assets on 8-31-12)[1,2]

Univision Communications, Inc.	2.5%	Chesapeake Energy Corp.	1.7%

First Data Corp.	1.9%	Reynolds Group Holdings, Inc.	1.7%

Caesars Entertainment Operating		Del Monte Corp.	1.5%
Company, Inc.	1.8%
		Capsugel Holdings US, Inc.	1.3%
Texas Competitive Electric Holdings
Company LLC	1.8%	Schaeffler AG	1.3%

		Realogy Corp.	1.3%

Sector Composition[1,3]

Consumer Discretionary	25.8%	Information Technology	5.7%

Health Care	15.3%	Financials	5.3%

Industrials	11.6%	Energy	5.1%

Consumer Staples	7.4%	Telecommunication Services	4.8%

Materials	6.9%	Short-Term Investments & Other	6.4%

Utilities	5.7%

Quality Composition[1,4]

BBB	1.3%	Equity	0.5%

BB	34.9%	Not Rated	11.2%

B	42.3%	Short-Term Investments & Other	6.4%

CCC & Below	3.4%

1 As a percentage of net assets on 8-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All are as of 8-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Floating Rate Income Fund	11

Fund’s investments

As of 8-31-12

		Maturity
	Rate (%)	date	Par value	Value

Term Loans (M) 84.4%			$2,270,895,893

(Cost $2,263,361,520)

Consumer Discretionary 24.3%				654,976,673

Auto Components 1.2%

Allison Transmission, Inc. (T)	—	08-30-19	$10,000,000	9,967,500

Allison Transmission, Inc.	2.740	08-07-14	10,689,274	10,666,367

August LuxUK Holding, Company	6.250	04-27-18	3,899,968	3,919,468

August US Holding Company, Inc.	6.250	04-27-18	3,000,032	3,015,032

UCI International, Inc.	5.500	07-26-17	4,925,000	4,931,156

Diversified Consumer Services 0.5%

Monitronics International, Inc.	5.500	03-23-18	13,965,000	14,063,914

Hotels, Restaurants & Leisure 7.9%

Caesars Entertainment Operating
Company, Inc.	5.486	01-28-18	35,617,852	31,264,567

Caesars Entertainment Operating
Company, Inc.	9.500	10-31-16	16,687,548	17,016,093

CCM Merger, Inc.	6.000	03-01-17	25,643,203	25,440,185

Delta 2 Sarl	5.750	04-27-17	13,221,875	13,294,595

DineEquity, Inc.	4.412	10-19-17	12,177,342	12,250,406

Golden Nugget, Inc.	3.240	06-30-14	4,725,504	4,481,351

Landry’s, Inc.	6.500	04-24-18	27,256,687	27,512,219

Las Vegas Sands LLC	2.840	11-23-16	20,931,130	20,570,654

Pinnacle Entertainment, Inc.	4.000	03-19-19	7,231,875	7,202,499

Prestige Cruise Holdings, Inc.	6.250	02-16-19	16,740,000	16,760,925

QCE LLC	9.000	01-24-17	16,253,118	13,408,823

Stockbridge SBE Holdings LLC	13.000	05-02-17	10,000,000	9,950,000

Wendy’s International, Inc.	4.750	05-15-19	13,770,000	13,831,373

Media 9.9%

Acosta, Inc.	5.750	03-01-18	21,566,419	21,595,350

Advantage Sales & Marketing LLC	5.250	12-17-17	11,268,764	11,259,377

AMC Entertainment, Inc.	3.484	12-15-16	12,758,001	12,755,347

Bresnan Broadband Holdings LLC	4.500	12-14-17	6,873,242	6,886,129

Cengage Learning, Inc.	5.740	07-05-17	32,400,877	28,402,835

Charter Communications Operating LLC	3.490	09-06-16	10,100,828	10,075,576

Charter Communications Operating LLC	4.000	05-15-19	9,975,000	9,968,766

Entercom Radio LLC	6.250	11-23-18	11,783,333	11,821,629

Getty Images, Inc.	3.982	11-04-15	4,962,500	4,957,850

Getty Images, Inc.	5.250	11-04-16	7,425,660	7,428,689

12	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Media (continued)

Kabel Deutschland GmbH	4.250	02-01-19	$10,604,630	$10,571,490

Newsday LLC	10.500	08-01-13	2,000,000	2,002,500

Nielsen Finance LLC	2.491	02-02-17	4,387,500	4,273,425

Nielsen Finance LLC	3.491	05-01-16	11,958,815	11,951,341

Regal Cinemas Corp.	3.278	08-23-17	12,032,467	12,021,193

Sinclair Television Group, Inc.	4.000	10-29-16	9,715,128	9,731,323

TWCC Holding Corp.	4.250	02-11-17	17,663,551	17,725,374

Univision Communications, Inc.	4.482	03-31-17	47,093,006	45,503,617

UPC Financing Partnership	4.750	12-31-17	3,500,000	3,508,750

Visant Corp.	5.250	12-22-16	24,179,694	23,333,405

Multiline Retail 1.8%

Michaels Stores, Inc.	5.000	07-31-16	26,317,172	26,459,732

The Neiman Marcus Group, Inc.	4.750	05-16-18	22,917,494	22,903,170

Specialty Retail 3.0%

Amscan Holdings	5.750	07-10-19	30,250,000	30,363,437

Freedom Group, Inc.	5.503	04-19-19	11,000,000	11,022,913

Gymboree Corp.	5.000	02-23-18	21,202,480	20,454,499

Petco Animal Supplies, Inc.	4.500	11-24-17	18,441,944	18,451,829

Consumer Staples 7.4%				197,941,721

Food & Staples Retailing 1.4%

Dunkin’ Brands, Inc.	4.000	11-23-17	33,212,522	32,845,789

Michael Foods, Inc.	4.250	06-29-16	5,871,973	5,871,973

Food Products 3.0%

Brickman Group Holdings, Inc.	5.500	10-14-16	5,299,445	5,299,445

Candy Intermediate Holdings	7.500	06-18-18	20,900,000	21,004,500

Del Monte Corp.	4.500	03-08-18	41,111,247	40,545,968

Dole Food Company, Inc.	5.023	07-08-18	8,060,697	8,067,412

Dole Food Company, Inc.	5.038	07-08-18	4,504,500	4,508,252

Household Products 2.4%

Reynolds Group Holdings, Inc.	6.500	02-09-18	31,258,294	31,449,751

Reynolds Group Holdings, Inc.	6.500	08-09-18	13,859,439	14,034,609

Spectrum Brands Holdings, Inc.	5.000	06-16-16	6,320,979	6,336,782

Yankee Candle Company, Inc.	5.250	04-02-19	11,228,750	11,277,876

Personal Products 0.6%

NBTY, Inc.	4.250	10-01-17	16,647,341	16,699,364

Energy 3.8%				101,692,012

Energy Equipment & Services 0.4%

Invenergy Wind LLC	9.000	10-12-17	9,625,466	9,432,957

Oil, Gas & Consumable Fuels 3.4%

Arch Coal, Inc.	5.750	05-16-18	18,440,000	18,393,900

Chesapeake Energy Corp.	8.500	12-02-17	34,770,000	34,850,840

EP Energy LLC	5.000	05-24-19	6,500,000	6,532,500

Frac Tech International LLC	6.250	05-06-16	20,441,997	17,930,554

SunCoke Energy, Inc.	4.000	07-26-18	14,624,383	14,551,261

See notes to financial statements	Annual report | Floating Rate Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Financials 3.8%				$102,988,485

Capital Markets 0.5%

Constellium Holdco BV	9.250	05-25-18	$13,500,000	13,230,000

Diversified Financial Services 2.2%

BLB Management Services, Inc.	8.500	11-05-15	10,027,153	10,068,936

Mercury Payment Systems	5.500	07-01-17	10,890,000	10,890,000

RPI Finance Trust	4.000	05-10-18	13,343,535	13,310,177

Star West Generation LLC	6.000	05-17-18	25,838,975	25,645,183

Insurance 0.1%

Asurion Corp.	5.500	05-24-18	3,127,376	3,133,024

Real Estate Management & Development 1.0%

Realogy Corp.	4.489	10-10-16	24,955,623	24,150,804

Realogy Corp.	4.496	10-10-16	2,645,684	2,560,361

Health Care 15.3%				411,312,476

Biotechnology 0.5%

Medpace, Inc.	6.500	06-17-17	14,765,854	14,027,561

Health Care Equipment & Supplies 2.5%

Bausch & Lomb, Inc.	5.250	05-17-19	18,250,000	18,303,071

BSN Medical	6.000	07-27-19	11,000,000	11,075,625

Convatec, Inc.	5.750	12-22-16	14,774,692	14,746,990

Immucor, Inc.	6.000	08-17-18	10,922,487	10,963,447

Kinetic Concepts, Inc.	7.000	05-04-18	12,096,464	12,213,110

Health Care Providers & Services 7.6%

Alliance HealthCare Services, Inc.	7.250	06-01-16	3,622,847	3,369,247

Catalent Pharma Solutions, Inc.	5.250	09-15-17	9,950,063	9,981,156

Community Health Systems, Inc.	3.924	01-25-17	881,893	882,555

CRC Health Corp.	4.961	11-16-15	29,449,617	27,535,392

Emergency Medical Services Corp.	5.250	05-25-18	28,091,128	28,061,857

Hanger Orthopedic Group, Inc.	4.000	12-01-16	17,505,617	17,527,499

HCA, Inc.	2.482	11-15-13	19,207,967	19,180,961

IASIS Healthcare LLC	5.000	03-15-14	14,537,932	14,392,553

InVentiv Health, Inc.	6.500	08-04-16	8,428,662	7,864,995

inVentiv Health, Inc.	6.750	05-15-18	12,378,722	11,543,158

Multiplan, Inc.	4.750	08-26-17	17,605,653	17,510,284

National Healing Corp.	8.250	12-01-17	9,845,513	9,771,671

National Mentor Holdings, Inc.	7.000	02-09-17	12,837,500	12,644,938

Universal Health Services, Inc.	3.750	11-15-16	14,459,000	14,455,862

Vanguard Health Holding Company II LLC	5.000	01-29-16	10,397,962	10,408,360

Health Care Technology 0.3%

MedAssets, Inc.	5.250	11-16-16	7,523,931	7,542,741

Life Sciences Tools & Services 1.2%

Pharmaceutical Product Development, Inc.	6.250	12-05-18	30,090,431	30,422,690

Pharmaceuticals 3.2%

Capsugel Holdings US, Inc.	4.750	07-27-18	34,559,281	34,602,480

Quintiles Transnational Corp.	5.000	06-08-18	25,284,950	25,348,162

Warner Chilcott Company LLC	4.250	03-15-18	23,424,452	23,303,137

Warner Chilcott Corp.	4.250	03-01-18	3,653,286	3,632,974

14	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Industrials 10.5%				$281,761,930

Aerospace & Defense 1.4%

DAE Aviation Holdings, Inc.	5.450	07-31-14	$17,310,803	17,267,527

Delos Aircraft, Inc.	4.750	04-12-16	18,000,000	18,135,000

TransDigm, Inc.	4.000	02-14-17	1,927,714	1,934,943

Airlines 0.6%

Delta Air Lines, Inc.	5.500	04-20-17	15,031,527	15,062,837

Building Products 0.0%

Goodman Global, Inc.	5.750	10-28-16	167,102	167,478

Commercial Services & Supplies 2.7%

Acco Brands Corp.	4.250	05-01-19	2,480,000	2,476,900

ARAMARK Corp.	1.971	01-26-14	64,096	63,936

ARAMARK Corp.	2.336	01-26-14	1,171,857	1,168,927

ARAMARK Corp.	3.482	07-26-16	4,074,825	4,062,939

ARAMARK Corp.	3.496	07-26-16	267,979	267,197

Brand Energy & Infrastructure Services, Inc.	2.500	02-07-14	2,484,636	2,417,861

Flying Fortress, Inc.	5.000	06-30-17	22,000,000	22,192,500

Language Line LLC	6.250	06-20-16	7,491,931	7,413,888

US Investigations Services, Inc.	2.987	02-21-15	13,001,235	12,058,645

US Investigations Services, Inc.	7.750	02-21-15	5,034,302	5,009,131

Waste Industries USA, Inc.	4.750	03-18-17	15,729,339	15,690,016

Electrical Equipment 0.9%

Generac Power Systems, Inc.	6.250	05-30-18	23,000,000	23,460,000

Machinery 2.4%

CPM Holdings, Inc.	6.250	08-16-17	7,630,000	7,591,850

Intelligrated, Inc.	6.750	06-30-19	16,000,000	15,800,000

Intelligrated, Inc.	10.500	12-31-19	6,310,000	6,325,775

Schaeffler AG	6.000	01-27-17	33,700,000	33,812,322

Professional Services 0.8%

Fenwal, Inc.	2.672	02-28-14	21,348,768	21,255,367

Road & Rail 1.3%

Avis Budget Car Rental LLC	6.250	09-22-18	3,665,536	3,674,700

RailAmerica, Inc.	4.000	03-01-19	13,965,000	13,956,272

The Hertz Corp.	3.750	03-11-18	18,504,104	18,368,635

Trading Companies & Distributors 0.4%

BakerCorp International, Inc.	4.750	06-01-18	12,142,462	12,127,284

Information Technology 5.1%				137,149,026

Computers & Peripherals 0.1%

Sungard Data Systems, Inc. (T)	—	02-28-14	2,283,955	2,279,197

Electronic Equipment, Instruments & Components 1.1%

Sensus USA, Inc.	4.750	05-09-17	10,489,336	10,495,891

Sensus USA, Inc.	8.500	05-09-18	4,000,000	3,965,000

Sophia LP	6.250	07-19-18	13,715,625	13,815,063

Internet Software & Services 0.9%

Zayo Group LLC	7.125	07-02-19	24,000,000	24,274,992

See notes to financial statements	Annual report | Floating Rate Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value

IT Services 0.2%

Global Cash Access, Inc.	7.000	03-01-16	$6,204,464	$6,250,998

Semiconductors & Semiconductor Equipment 0.4%

NXP BV	5.250	04-03-19	1,496,250	1,500,615

NXP Funding LLC	5.500	03-04-17	10,383,769	10,483,276

Software 2.4%

First Data Corp.	2.987	09-24-14	5,388,126	5,311,792

First Data Corp.	4.237	03-24-18	33,355,611	31,467,983

Lawson Software, Inc.	6.250	04-05-18	6,234,375	6,296,719

Sungard Data Systems, Inc.	3.919	02-28-16	21,027,203	21,007,500

Materials 5.3%				143,585,350

Chemicals 0.3%

Ashland, Inc.	4.065	08-23-18	2,969,286	2,980,035

OM Group, Inc.	5.750	08-02-17	6,699,375	6,724,498

Construction Materials 0.4%

Roofing Supply Group LLC	6.500	05-31-19	10,344,075	10,395,795

Containers & Packaging 1.2%

Berry Plastics Group, Inc.	2.232	04-03-15	2,625,000	2,594,374

BWAY Holding Company	4.250	02-23-18	793,941	792,949

Consolidated Container Company, LLC	6.250	07-03-19	9,750,000	9,810,938

ICL Industrial Containers ULC	4.250	02-23-18	80,014	79,914

NPC International, Inc.	5.250	12-28-18	4,239,375	4,281,769

The Container Store	6.250	04-05-19	14,214,375	14,143,303

Metals & Mining 2.6%

Fairmount Minerals, Ltd.	5.250	03-10-17	30,357,097	30,045,936

Novelis, Inc.	4.000	03-10-17	30,064,348	29,882,699

Walter Energy, Inc.	4.000	04-01-18	11,072,125	10,896,820

Paper & Forest Products 0.8%

Exopack LLC	6.500	05-31-17	21,384,000	20,956,320

Telecommunication Services 4.0%				106,861,349

Diversified Telecommunication Services 2.8%

Crown Castle Operating Company	4.000	01-31-19	22,933,424	22,896,937

Intelsat Jackson Holdings SA	5.250	04-02-18	33,561,247	33,663,139

Syniverse Holdings, Inc.	5.000	04-23-19	6,900,000	6,878,438

Telesat Canada	4.250	03-28-19	11,750,000	11,713,281

Wireless Telecommunication Services 1.2%

MetroPCS Wireless, Inc.	4.000	03-17-18	10,368,641	10,321,121

MetroPCS Wireless, Inc.	4.071	11-03-16	6,582,601	6,567,514

Vodafone Group PLC	6.250	07-11-16	14,530,312	14,820,919

Utilities 4.9%				132,626,871

Electric Utilities 1.6%

Texas Competitive Electric Holdings
Company LLC	4.769	10-10-17	66,177,435	44,743,292

Independent Power Producers & Energy Traders 3.3%

Dynegy Power LLC	9.250	08-05-16	19,612,453	20,495,013

Equipower Resources Holdings LLC	6.500	12-27-18	31,500,000	31,591,885

16	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Independent Power Producers & Energy Traders (continued)

GenOn Energy, Inc.	6.000	09-20-17	$11,053,125	$11,140,633

NRG Energy, Inc.	4.000	07-01-18	6,435,000	6,440,116

The AES Corp.	4.250	05-27-18	18,170,505	18,215,932

Corporate Bonds 8.3%				$224,386,614

(Cost $220,099,980)

Consumer Discretionary 1.5%				39,898,650

Hotels, Restaurants & Leisure 0.1%

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	$1,500,000	1,616,250

Media 1.4%

CCO Holdings LLC	7.000	01-15-19	6,000,000	6,525,000

CCO Holdings LLC	7.875	04-30-18	2,970,000	3,222,450

CCO Holdings LLC	8.125	04-30-20	2,300,000	2,587,500

Nara Cable Funding, Ltd. (S)	8.875	12-01-18	5,260,000	4,773,450

Univision Communications, Inc. (S)	6.750	09-15-22	13,480,000	13,530,550

Univision Communications, Inc. (S)	6.875	05-15-19	2,500,000	2,581,250

Univision Communications, Inc. (S)	7.875	11-01-20	4,720,000	5,062,200

Consumer Staples 0.0%				995,925

Tobacco 0.0%

Alliance One International, Inc.	10.000	07-15-16	980,000	995,925

Energy 1.3%				36,436,410

Electric Utilities 0.1%

Energy Future Intermediate Holding Company
LLC (S)	6.875	08-15-17	3,500,000	3,574,375

Energy Equipment & Services 0.8%

Hercules Offshore, Inc. (S)	7.125	04-01-17	16,890,000	17,396,700

Hercules Offshore, Inc. (S)	10.500	10-15-17	3,461,000	3,582,135

Oil, Gas & Consumable Fuels 0.4%

Chesapeake Energy Corp.	6.125	02-15-21	6,980,000	6,927,650

Chesapeake Energy Corp.	6.775	03-15-19	2,740,000	2,760,550

Chesapeake Energy Corp.	9.500	02-15-15	2,000,000	2,195,000

Financials 1.0%				27,211,550

Consumer Finance 0.6%

SLM Corp.	7.250	01-25-22	3,500,000	3,780,000

SLM Corp.	8.000	03-25-20	11,100,000	12,570,750

Diversified Financial Services 0.1%

International Lease Finance Corp. (S)	7.125	09-01-18	3,300,000	3,795,000

Real Estate Management & Development 0.3%

Realogy Corp. (S)	7.875	02-15-19	6,860,000	7,065,800

Industrials 1.1%				29,670,969

Airlines 0.5%

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	933,737	1,009,650

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	281,279	305,553

See notes to financial statements	Annual report | Floating Rate Income Fund	17

		Maturity
	Rate (%)	date	Par value	Value

Airlines (continued)

Continental Airlines 2009-2 Class B Pass
Through Trust	9.250	05-10-17	$1,954,958	$2,140,679

Delta Air Lines 2012-1 Class B Pass Through
Trust (S)	6.875	05-07-19	5,630,000	5,714,450

UAL 2009-2A Pass Through Trust	9.750	01-15-17	3,053,784	3,496,582

Marine 0.6%

Horizon Lines LLC (S)	11.000	10-15-16	17,263,000	17,004,055

Information Technology 0.6%				15,588,300

Software 0.6%

First Data Corp. (S)	6.750	11-01-20	14,000,000	13,895,000

First Data Corp. (S)	7.375	06-15-19	1,640,000	1,693,300

Materials 1.2%				31,072,800

Chemicals 0.2%

Georgia Gulf Corp. (S)	9.000	01-15-17	5,000,000	5,600,000

Metals & Mining 0.8%

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	7,000,000	4,760,000

Molycorp, Inc. (S)	10.000	06-01-20	15,530,000	14,753,500

Paper & Forest Products 0.2%

Appleton Papers, Inc. (S)	10.500	06-15-15	5,160,000	5,521,200

Verso Paper Holdings LLC	8.750	02-01-19	850,000	386,750

Verso Paper Holdings LLC (S)	11.750	01-15-19	65,000	51,350

Telecommunication Services 0.8%				21,738,000

Diversified Telecommunication Services 0.6%

Wind Acquisition Finance SA (S)	7.250	02-15-18	17,650,000	16,238,000

Wireless Telecommunication Services 0.2%

Sprint Nextel Corp.	8.375	08-15-17	5,000,000	5,500,000

Utilities 0.8%				21,774,010

Electric Utilities 0.1%

Texas Competitive Electric Holdings Company
LLC (S)	11.500	10-01-20	4,940,000	3,976,700

Independent Power Producers & Energy Traders 0.7%

Calpine Construction Finance Company LP (S)	8.000	06-01-16	7,000,000	7,568,750

Calpine Corp. (S)	7.250	10-15-17	8,508,000	9,103,560

Calpine Corp. (S)	7.875	07-31-20	1,000,000	1,125,000

			Shares	Value

Common Stocks 0.4%				$10,777,245

(Cost $2,565,391)

Consumer Discretionary 0.0%				922,310

Hotels, Restaurants & Leisure 0.0%

Tropicana Entertainment, Inc. (I)			72,338	922,310

Materials 0.4%				9,854,935

Chemicals 0.4%

LyondellBasell Industries NV, Class A (L)			201,780	9,854,935

18	Floating Rate Income Fund | Annual report	See notes to financial statements

		Shares	Value

Preferred Securities 0.5%			$12,241,224

(Cost $12,330,000)

Financials 0.5%			12,241,224

Diversified Financial Services 0.5%

GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)		493,200	12,241,224

	Yield	Shares	Value

Securities Lending Collateral 0.5%			$12,203,675

(Cost $12,203,675)

Securities Lending Collateral 0.5%			12,203,675
John Hancock Collateral Investment Trust (W)	0.3443% (Y)	1,219,380	12,203,675

		Par value	Value

Short-Term Investments 7.0%			$188,131,916

(Cost $188,131,916)

Repurchase Agreement 7.0%			188,131,916
Repurchase Agreement with Deutsche Bank dated 8-31-12
at 0.180% to be repurchased at $186,403,728 on 9-4-12,
collateralized by $123,207,000 U.S. Treasury Inflation Protected
Securities, 2.125% due 2-15-41 (valued at $190,112,836,
including interest)		$186,400,000	186,400,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at 0.010%
to be repurchased at $1,731,918 on 9-4-12, collateralized by $1,597,200
U.S. Treasury Bonds, 3.125% due 11-15-41 (valued at $1,750,432,
including interest)		1,731,916	1,731,916

Total investments (Cost $2,698,692,482)† 101.1%		$2,718,636,567

Other assets and liabilities, net (1.1%)			($28,430,757)

Total net assets 100.0%		$2,690,205,810

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-12.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $168,366,325.

(T) This position represents an unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-12.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $2,702,498,930. Net unrealized appreciation aggregated $16,137,637, of which $42,586,764 related to appreciated investment securities and $26,449,127 related to depreciated investment securities.

See notes to financial statements	Annual report | Floating Rate Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,498,356,891)
including $11,980,452 of securities loaned	$2,518,300,976
Investments in affiliated issuers, at value (Cost $12,203,675)	12,203,675
Repurchase agreements, at value (Cost $188,131,916)	188,131,916

Total investments, at value (Cost $2,698,692,482)	2,718,636,567
Cash	10,750,906
Receivable for investments sold	13,583,119
Receivable for fund shares sold	1,963,965
Dividends and interest receivable	17,266,784
Receivable for securities lending income	682
Receivable due from adviser	1,213
Other receivables and prepaid expenses	50,824

Total assets	2,762,254,060

Liabilities

Payable for investments purchased	55,742,041
Payable for fund shares repurchased	3,387,817
Payable upon return of securities loaned	12,203,675
Distributions payable	366,391
Payable to affiliates
Accounting and legal services fees	55,585
Transfer agent fees	110,119
Trustees’ fees	124
Other liabilities and accrued expenses	182,498

Total liabilities	72,048,250

Net assets

Paid-in capital	$2,660,133,907
Accumulated distributions in excess of net investment income	(366,391)
Accumulated net realized gain on investments	10,494,209
Net unrealized appreciation (depreciation) on investments	19,944,085

Net assets	$2,690,205,810

20	Floating Rate Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($353,731,527 ÷ 37,600,403 shares)	$9.41
Class B ($24,569,281 ÷ 2,610,693 shares)[1]	$9.41
Class C ($177,993,927 ÷ 18,841,690 shares)[1]	$9.45
Class I ($203,429,583 ÷ 21,630,676 shares)	$9.40
Class R6 ($123,290 ÷ 13,107 shares)	$9.41
Class 1 ($1,199,959 ÷ 127,699 shares)	$9.40
Class NAV ($1,929,158,243 ÷ 205,045,011 shares)	$9.41

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.70

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Floating Rate Income Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$143,508,321
Dividends	2,225,881
Securities lending	37,766
Less foreign taxes withheld	(318,544)

Total investment income	145,453,424

Expenses

Investment management fees	16,378,829
Distribution and service fees	3,088,630
Accounting and legal services fees	343,659
Transfer agent fees	1,406,167
Trustees’ fees	21,942
State registration fees	162,454
Printing and postage	89,264
Professional fees	96,971
Custodian fees	282,206
Registration and filing fees	43,885
Other	38,573

Total expenses	21,952,580
Less expense reductions	(300,611)

Net expenses	21,651,969

Net investment income	123,801,455

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,698,711
Investments in affiliated issuers	2,456
Capital gain distributions received from affiliated underlying funds	10

14,701,177
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	107,941,795

Net realized and unrealized gain	122,642,972

Increase in net assets from operations	$246,444,427

22	Floating Rate Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-12	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$123,801,455	$100,002,011
Net realized gain	14,701,177	45,958,716
Change in net unrealized appreciation (depreciation)	107,941,795	(116,239,103)

Increase in net assets resulting from operations	246,444,427	29,721,624

Distributions to shareholders
From net investment income
Class A	(16,968,819)	(20,843,521)
Class B	(905,745)	(614,319)
Class C	(7,389,450)	(6,353,147)
Class I	(11,381,639)	(8,812,198)
Class R6	(118,157)	—
Class 1	(29,247)	(6,426)
Class NAV	(86,425,107)	(65,661,308)
From net realized gain
Class A	(4,555,363)	(9,189,596)
Class B	(271,025)	(301,900)
Class C	(2,328,449)	(3,109,546)
Class I	(2,822,399)	(2,717,408)
Class R6	(63,247)	—
Class 1	(3,468)	(3,165)
Class NAV	(19,790,864)	(30,510,487)

Total distributions	(153,052,979)	(148,123,021)

From Fund share transactions	272,259,701	867,131,039

Total increase	365,651,149	748,729,642

Net assets

Beginning of year	2,324,554,661	1,575,825,019

End of year	$2,690,205,810	$2,324,554,661

Accumulated distributions in excess of
net investment income	($366,391)	($567,152)

See notes to financial statements	Annual report | Floating Rate Income Fund	23

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of period	$9.05	$9.43	$9.13	$9.79	$10.00
Net investment income[2]	0.45	0.44	0.52	0.56	0.37
Net realized and unrealized gain (loss) on investments	0.48	(0.08)	0.33	(0.66)	(0.25)
Total from investment operations	0.93	0.36	0.85	(0.10)	0.12
Less distributions
From net investment income	(0.45)	(0.48)	(0.55)	(0.56)	(0.33)
From net realized gain	(0.12)	(0.26)	—	—[3]	—
Total distributions	(0.57)	(0.74)	(0.55)	(0.56)	(0.33)
Net asset value, end of period	$9.41	$9.05	$9.43	$9.13	$9.79
Total return (%)[4,5]	10.52	3.66	9.47	(0.07)	1.23[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$354	$414	$267	$110	$11
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.25	1.21	1.20	1.23	1.52[7]
Expenses including reductions and amounts recaptured	1.20	1.20[8]	1.20[8]	1.20	1.18[7]
Net investment income	4.86	4.64	5.58	6.16	5.70[7]
Portfolio turnover (%)	59	80	57	36	11

1 The inception date for Class A shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets for the period ended 8-31-11 and 0.01% of average net assets for the period ended 8-31-10.

24	Floating Rate Income Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of period	$9.05	$9.42	$9.13	$9.79	$10.00
Net investment income[2]	0.38	0.37	0.45	0.49	0.31
Net realized and unrealized gain (loss) on investments	0.48	(0.07)	0.32	(0.65)	(0.24)
Total from investment operations	0.86	0.30	0.77	(0.16)	0.07
Less distributions
From net investment income	(0.38)	(0.41)	(0.48)	(0.50)	(0.28)
From net realized gain	(0.12)	(0.26)	—	—[3]	—
Total distributions	(0.50)	(0.67)	(0.48)	(0.50)	(0.28)
Net asset value, end of period	$9.41	$9.05	$9.42	$9.13	$9.79
Total return (%)[4,5]	9.70	2.99	8.52	(0.80)	0.76[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$21	$9	$3	$1
Ratios (as a percentage of average net assets):
Expense before reductions and amounts recaptured	2.03	2.02	2.08	3.86	4.76[7]
Expenses including reductions and amounts recaptured	1.95	1.95[8]	1.95[8]	1.95	1.93[7]
Net investment income	4.10	3.85	4.77	5.53	4.78[7]
Portfolio turnover (%)	59	80	57	36	11

1 The inception date for Class B shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets.

CLASS C SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of period	$9.08	$9.46	$9.16	$9.80	$10.00
Net investment income[2]	0.38	0.37	0.45	0.47	0.32
Net realized and unrealized gain (loss) on investments	0.49	(0.08)	0.33	(0.62)	(0.24)
Total from investment operations	0.87	0.29	0.78	(0.15)	0.08
Less distributions
From net investment income	(0.38)	(0.41)	(0.48)	(0.49)	(0.28)
From net realized gain	(0.12)	(0.26)	—	—[3]	—
Total distributions	(0.50)	(0.67)	(0.48)	(0.49)	(0.28)
Net asset value, end of period	$9.45	$9.08	$9.46	$9.16	$9.80
Total return (%)[4,5]	9.80	2.92	8.65	(0.69)	0.81[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$178	$186	$95	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.95	1.92	1.91	2.09	2.32[7]
Expenses including reductions and amounts recaptured	1.95	1.92	1.93[8]	1.95	1.95[7]
Net investment income	4.11	3.90	4.77	5.39	4.96[7]
Portfolio turnover (%)	59	80	57	36	11

1 The inception date for Class C shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Includes the impact of expense recapture which amounted to 0.02% of average net assets.

See notes to financial statements	Annual report | Floating Rate Income Fund	25

CLASS I SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of period	$9.04	$9.42	$9.12	$9.79	$10.00
Net investment income[2]	0.48	0.47	0.56	0.60	0.37
Net realized and unrealized gain (loss) on investments	0.48	(0.07)	0.32	(0.68)	(0.22)
Total from investment operations	0.96	0.40	0.88	(0.08)	0.15
Less distributions
From net investment income	(0.48)	(0.52)	(0.58)	(0.59)	(0.36)
From net realized gain	(0.12)	(0.26)	—	—[3]	—
Total distributions	(0.60)	(0.78)	(0.58)	(0.59)	(0.36)
Net asset value, end of period	$9.40	$9.04	$9.42	$9.12	$9.79
Total return (%)[4]	10.91	4.08	9.88	0.25	1.52[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$203	$191	$86	$40	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.86	0.80	0.81	0.95	4.48[6]
Expenses including reductions and amounts recaptured	0.85	0.80	0.82[7]	0.85	0.82[6]
Net investment income	5.21	4.93	5.94	6.36	5.78[6]
Portfolio turnover (%)	59	80	57	36	11

1 The inception date for Class I shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of expense recapture which amounted to 0.01% of average net assets.

CLASS R6 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$9.05
Net investment income[2]	0.51
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.96
Less distributions
From net investment income	(0.48)
From net realized gain	(0.12)
Total distributions	(0.60)
Net asset value, end of period	$9.41
Total return (%)[3]	10.95

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.58
Expenses including reductions and amounts recaptured	0.81
Net investment income	5.50
Portfolio turnover (%)	59

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Less than $500,000.

26	Floating Rate Income Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of period	$9.04	$9.41	$9.12	$9.78	$10.00
Net investment income[2]	0.48	0.51	0.57	0.59	0.38
Net realized and unrealized gain (loss) on investments	0.49	(0.10)	0.31	(0.65)	(0.23)
Total from investment operations	0.97	0.41	0.88	(0.06)	0.15
Less distributions
From net investment income	(0.49)	(0.52)	(0.59)	(0.60)	(0.37)
From net realized gain	(0.12)	(0.26)	—	—[3]	—
Total distributions	(0.61)	(0.78)	(0.59)	(0.60)	(0.37)
Net asset value, end of period	$9.40	$9.04	$9.41	$9.12	$9.78
Total return (%)	11.01[4]	4.22[4]	9.82[4]	0.40	1.48[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.77	0.77	0.78	0.80	0.78[7]
Expenses including reductions and amounts recaptured	0.77	0.77	0.78	0.80	0.78[7]
Net investment income	5.25	5.31	6.11	7.13	5.83[7]
Portfolio turnover (%)	59	80	57	36	11

1 The inception date for Class I shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS NAV SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08[1]

Per share operating performance

Net asset value, beginning of period	$9.05	$9.42	$9.12	$9.79	$10.00
Net investment income[2]	0.49	0.51	0.58	0.60	0.40
Net realized and unrealized gain (loss) on investments	0.48	(0.10)	0.31	(0.67)	(0.24)
Total from investment operations	0.97	0.41	0.89	(0.07)	0.16
Less distributions
From net investment income	(0.49)	(0.52)	(0.59)	(0.60)	(0.37)
From net realized gain	(0.12)	(0.26)	—	—[3]	—
Total distributions	(0.61)	(0.78)	(0.59)	(0.60)	(0.37)
Net asset value, end of period	$9.41	$9.05	$9.42	$9.12	$9.79
Total return (%)	11.06[4]	4.27[4]	9.99[4]	0.31	1.59[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,929	$1,512	$1,119	$962	$510
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.71	0.72	0.73	0.75	0.75[6]
Expenses including reductions and amounts recaptured	0.71	0.72	0.73	0.75	0.75[6]
Net investment income	5.34	5.33	6.16	7.08	6.16[6]
Portfolio turnover (%)	59	80	57	36	11

1 The inception date for Class NAV shares is 1-2-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Annual report | Floating Rate Income Fund	27

Notes to financial statements

Note 1 — Organization

John Hancock Floating Rate Income Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered by the Fund are detailed in the Statements of assets and liabilities. Class A, Class B and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,

28	Floating Rate Income Fund | Annual report

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Term Loans
Consumer Discretionary	$654,976,673	—	$654,976,673	—
Consumer Staples	197,941,721	—	197,941,721	—
Energy	101,692,012	—	101,692,012	—
Financials	102,988,485	—	102,988,485	—
Health Care	411,312,476	—	411,312,476	—
Industrials	281,761,930	—	281,761,930	—
Information Technology	137,149,026	—	137,149,026	—
Materials	143,585,350	—	143,585,350	—
Telecommunication
Services	106,861,349	—	106,861,349	—
Utilities	132,626,871	—	132,626,871	—
Corporate Bonds
Consumer Discretionary	39,898,650	—	39,898,650	—
Consumer Staples	995,925	—	995,925	—
Energy	36,436,410	—	36,436,410	—
Financials	27,211,550	—	27,211,550	—
Industrials	29,670,969	—	29,670,969	—
Information Technology	15,588,300	—	15,588,300	—
Materials	31,072,800	—	31,072,800	—
Telecommunication
Services	21,738,000	—	21,738,000	—
Utilities	21,774,010	—	21,774,010	—
Common Stocks
Consumer Discretionary	922,310	—	922,310	—
Materials	9,854,935	$9,854,935	—	—
Preferred Securities
Financials	12,241,224	12,241,224	—	—
Securities Lending
Collateral	12,203,675	12,203,675	—	—
Short-Term Investments	188,131,916	—	188,131,916	—

Total Investments in
Securities	$2,718,636,567	$34,299,834	$2,684,336,733	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase

Annual report | Floating Rate Income Fund	29

agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in

30	Floating Rate Income Fund | Annual report

any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended August 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. The Fund generally declares and pays capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2012 and August 31, 2011 was as follows:

	AUGUST 31, 2012	AUGUST 31, 2011

Ordinary Income	$129,206,823	$116,530,934
Long-Term Capital Gain	$23,846,156	31,952,087

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2012, the components of distributable earnings on a tax basis consisted of $14,300,656 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Annual report | Floating Rate Income Fund	31

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the Fund’s average daily net assets, (b) 0.675% of the next $900,000,000 and (c) 0.65% of the Fund’s average net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with Western Asset Management Company. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds with the approval of the Board of Trustees.

The Adviser has voluntarily agreed to reduce a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, services fees, transfer agent fees, blue sky fees, and printing and postage fees. This expense reduction will continue in effect until terminated by the Adviser on notice to the Fund.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business to 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 0.95% for Class I and 0.81% for Class R6 shares of the Fund’s average daily net asset value, on an annual basis. Prior to December 31, 2011, the expense limitation for Class I shares was 0.85% of the Fund’s average daily net asset value. The expense reimbursements and limits will continue in effect until at least December 31, 2012 unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions amounted to $186,463, $16,739, $7,280, $18,521, $17,810, $18 and $53,780 for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares, respectively, for the year ended August 31, 2012.

32	Floating Rate Income Fund | Annual report

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured described above, incurred for the year ended August 31, 2012 were equivalent to a net effective rate of 0.67% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 31, 2012

$7,453	$54,274	$209,702	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $206,285 for the year ended August 31, 2012. Of this amount, $38,635 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $164,999 was paid as sales commissions to broker-dealers and $2,651 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the year ended August 31, 2012, CDSCs received by the Distributor amounted to $57,628 and $66,955 for Class B and Class C shares, respectively.

Annual report | Floating Rate Income Fund	33

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,055,442	$736,003	$57,657	$39,678
Class B	222,263	46,102	18,947	3,849
Class C	1,810,651	377,345	31,154	21,316
Class I	—	245,925	36,410	23,831
Class R6	—	792	18,286	590
Class 1	274	—	—	—

Total	$3,088,630	$1,406,167	$162,454	$89,264

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended August 31, 2012 and 2011 were as follows:

	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	12,848,231	$119,192,989	45,220,575	$434,725,129
Distributions reinvested	2,158,286	19,945,571	2,766,036	26,321,585
Repurchased	(23,188,271)	(213,149,062)	(30,566,458)	(286,367,063)

Net increase (decrease)	(8,181,754)	($74,010,502)	17,420,153	$174,679,651

Class B shares

Sold	727,588	$6,745,480	1,646,054	$15,790,133
Distributions reinvested	95,288	881,298	66,536	632,213
Repurchased	(491,754)	(4,549,945)	(383,631)	(3,648,960)

Net increase	331,122	$3,076,833	1,328,959	$12,773,386

Class C shares

Sold	3,019,713	$28,114,852	14,636,400	$141,110,545
Distributions reinvested	825,774	7,661,742	730,950	6,973,057
Repurchased	(5,511,457)	(51,197,535)	(4,895,121)	(45,905,416)

Net increase (decrease)	(1,665,970)	($15,420,941)	10,472,229	$102,178,186

34	Floating Rate Income Fund | Annual report

	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class I shares

Sold	13,674,695	$126,061,363	25,758,634	$246,776,983
Distributions reinvested	1,231,420	11,383,382	868,186	8,255,167
Repurchased	(14,381,382)	(132,659,955)	(14,605,399)	(136,895,335)

Net increase	524,733	$4,784,790	12,021,421	$118,136,815

Class R6 shares

Sold	566,749	$5,169,626	—	—
Distributions reinvested	18,660	171,892	—	—
Repurchased	(572,302)	(5,340,244)	—	—

Net increase	13,107	$1,274	—	—

Class 1 shares

Sold	142,507	$1,324,274	—	—
Distributions reinvested	3,521	32,715	1,009	9,591
Repurchased	(31,233)	(291,760)	—	—

Net increase	114,795	$1,065,229	1,009	$9,591

Class NAV shares

Sold	29,771,990	$277,158,639	47,313,253	$449,780,002
Distributions reinvested	11,480,349	106,215,971	10,115,829	96,171,795
Repurchased	(3,366,370)	(30,611,592)	(9,093,905)	(86,598,387)

Net increase	37,885,969	$352,763,018	48,335,177	$459,353,410

Net increase	29,022,002	$272,259,701	89,578,948	$867,131,039

Affiliates of the Fund owned 82% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on August 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $1,428,685,499 and $1,373,395,779, respectively, for the year ended August 31, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended August 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
PORTFOLIO	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	26.4%
John Hancock Lifestyle Conservative Portfolio	13.8%
John Hancock Lifestyle Moderate Portfolio	12.9%
John Hancock Lifestyle Growth Portfolio	11.7%

Annual report | Floating Rate Income Fund	35

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock Floating Rate Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Floating Rate Income Fund (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, brokers and agent banks, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

36	Floating Rate Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund paid $23,846,156 in capital gain dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Annual report | Floating Rate Income Fund	37

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this report.

At in-person meetings held on May 24–25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each of the Funds (each a Subadviser, and collectively, the Subadvisers) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

(2) the investment performance of the Funds and their Subadvisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

38	Floating Rate Income Fund | Annual report

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24–25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisers regarding the nature, extent and quality of services provided by the Adviser and the Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of JHIMS’ duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

Annual report | Floating Rate Income Fund	39

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2) — (a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3) — (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The

40	Floating Rate Income Fund | Annual report

Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) — (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Subadvisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Subadvisers; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Annual report | Floating Rate Income Fund	41

(5) — reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1) information relating to each Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Subadvisers.

With respect to the services provided by each of the Subadvisers, the Board received information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with

42	Floating Rate Income Fund | Annual report

each of the Subadvisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadviser.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Subadvisers.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by each Fund’s Subadviser to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Subadvisers, which include arrangements in which unaffiliated Subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Annual report | Floating Rate Income Fund	43

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

Appendix A

Fund	Performance of Fund,
(Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

Floating Rate	Benchmark Index — The	The subadvised peer	The Board took into
Income Fund	Fund outperformed for	group is too small for	account management’s
	the one-year period, and	comparative purposes.	discussion of the Fund’s
(Western Asset	underperformed for the		expenses, including the
Management	three-year period.	Net management	advisory/subadvisory
Company)		fees for this Fund are	fee structure.
	Lipper Category — The	higher than the peer
	Fund outperformed for	group median.
the one- and three-year
	periods.	Total expenses for this
Fund are equal to the
peer group median.

44	Floating Rate Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	198

Director, Island Commuter Corp. (marine transport). Trustee of John Hancock Variable Insurance
Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock
Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	198

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: Lincoln Educational Services Corporation (since 2004), Symetra Financial
Corporation (since 2010) and PMA Capital Corporation (2004–2010). Trustee of John Hancock Variable
Insurance Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock
Funds III (2005–2006).

Grace K. Fey, Born: 1946	2008	198

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).

Theron S. Hoffman, Born: 1947	2008	198

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee of John Hancock Variable Insurance Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	198

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984). Trustee of Virtus Variable Insurance Trust (formerly, the Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee of John Hancock Variable Insurance Trust (since 2005) and
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Annual report | Floating Rate Income Fund	45

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	198

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011). Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998). Director, Virtus Funds (formerly, Phoenix Mutual Funds) (since 1988). Trustee of
John Hancock Variable Insurance Trust (since 2004); Chairman of the Board of John Hancock Variable
Insurance Trust (since 2005); Trustee and Chairman of the Board of John Hancock Funds II (since 2005)
and former Trustee of John Hancock Funds III (2005–2006).

Non-Independent Trustee[2]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	198

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Variable Insurance Trust
(since 2005), John Hancock Funds II (since 2005) and John Hancock retail funds (2005–2010).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); Trustee (since 2010)
and President (since 2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust (since 2009).

46	Floating Rate Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds and
John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds and John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds and John Hancock Variable Insurance Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

Annual report | Floating Rate Income Fund	47

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Western Asset Management Company
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered
Chief Compliance Officer	public accounting firm
PricewaterhouseCoopers LLP
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

48	Floating Rate Income Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.	328A 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

MUTUAL FUNDS

John Hancock

Alternative Asset Allocation Fund

Annual Report

8.31.12

A look at performance

Total returns for the period ended August 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A2	–0.13	—	—	12.75	–0.13	—	—	55.25

Class C2,3	3.32	—	—	13.39	3.32	—	—	58.50

Class I2,3,4	5.48	—	—	14.27	5.48	—	—	63.06

Class R2[2,3,4]	3.74	—	—	11.93	3.74	—	—	51.16

Class R6[2,3,4]	5.48	—	—	10.48	5.48	—	—	44.10

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R2 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 12-31-12 for Class A, Class C, Class I and Class R6 shares and until 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the Fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R6
Net (%)	1.65	2.35	1.34	1.81	1.34
Gross (%)	2.70	3.40	2.46	3.32	2.80

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Alternative Asset Allocation Fund | Annual report

			With
		Without	maximum
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class C5	1-2-09	$15,850	$15,850	$15,417	$12,640	$14,347

Class I4	1-2-09	16,306	16,306	15,417	12,640	14,347

Class R2[4]	1-2-09	15,116	15,116	15,417	12,640	14,347

Class R6[4]	1-2-09	14,410	14,410	15,417	12,640	14,347

MSCI World Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

55% MSCI World Index/45% Barclays Capital U.S. Aggregate Bond Index — Index 3 — is comprised of 55% MSCI World Index and 45% Barclays Capital U.S. Aggregate Bond Index.

The fund has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to a look at performance

1 From 1-2-09.

2 Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the Fund’s investments had been allocated to its current mix of underlying funds.

3 Class I shares were first offered on 12-31-10, Class C shares were first offered on 6-14-11, Class R6 shares were first offered on 9-1-11 and Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares, Class I shares, Class R6 and Class R2 shares respectively.

4 For certain types of investors, as described in the Fund’s prospectus.

5 No contingent deferred sales charge is applicable.

Annual report | Alternative Asset Allocation Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management

Global equity markets were on a roller-coaster ride, with the strong performance of U.S. bonds, the U.S. dollar and U.S. large-cap equities standing in stark contrast to the battering and late recovery in many of the global cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. In this environment, the Fund posted a total return of 5.12%, excluding sales charges, well ahead of the 0.98% return of the multialternative peer group tracked by Morningstar, Inc.1, but trailing its benchmark, a blended index of 55% MSCI World Index/45% Barclays Capital U.S. Aggregate Bond Index, which advanced 7.91%. Given the nature of the Fund, many of the positions that contributed and detracted from performance were a combination of asset classes and manager allocations. The Fund’s performance was bolstered by its positions in alternative fixed-income markets, including Global High Yield Fund (Stone Harbor), reflecting investor thirst for yield and strong credit market fundamentals. Real Return Bond Fund (PIMCO) also added to performance as investors sought to protect themselves on the possibility of future inflation and to offset the risks of owning nominal U.S. Treasury bonds. Global Real Estate Fund (Deutsche) is part of another asset class, real estate, with distinct characteristics and economic drivers on display in this period. Contrasting the weakness in many global equity markets, the real estate asset class as a whole, and the Fund’s real estate portfolio in particular, boosted relative performance. By contrast, other alternative market positions, such as emerging markets and natural resources equity, produced some drag on Fund performance. We have also maintained a position in PowerShares DB Gold Fund, which detracted from relative performance over this period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund’s performance depends on the Adviser’s skill in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track, which may cause a lack of liquidity, more volatility and increased management fees. The Fund is subject to the same risks as the underlying funds in which it invests, which include the following: stocks and bonds can decline due to adverse issuer, market, regulatory or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. The underlying funds may use currency transactions to seek to achieve gains in the Fund. If currencies do not perform as expected, the Fund could have significant losses which exceed the amount invested in the currency instruments. For additional information on these and other risk considerations, please see the Fund’s prospectus.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load adjusted performance is lower.

8	Alternative Asset Allocation Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value on	Expenses paid during
	on 3-1-12	8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,007.00	$3.63

Class C	1,000.00	1,002.80	7.15

Class I	1,000.00	1,009.10	1.62

Class R2	1,000.00	1,006.30	4.08

Class R6	1,000.00	1,008.40	1.72

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Alternative Asset Allocation Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 3-1-12	8-31-12	period ended 8-31-12[1,2]

Class A	$1,000.00	$1,021.50	$3.66

Class C	1,000.00	1,018.00	7.20

Class I	1,000.00	1,023.50	1.63

Class R2	1,000.00	1,021.10	4.12

Class R6	1,000.00	1,023.40	1.73

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.72%, 1.42%, 0.32%, 0.81% and 0.34% for Class A, Class C, Class I, Class R2 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 The Fund’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held by the Fund was 0.73% to 1.43%.

10	Alternative Asset Allocation Fund | Annual report

Portfolio summary

Asset Allocation[1]

Affiliated Underlying Funds	88.2%	Unaffiliated Underlying Funds	9.9%

Fixed Income	42.8%	Equity	4.9%

Alternative	27.1%	Commodities ETF	2.8%

Equity	18.3%	Gold ETF	2.2%

		Other Assets & Liabilities	1.9%

1 As a percentage of net assets on 8-31-12.

Annual report | Alternative Asset Allocation Fund	11

Fund’s investments

Investment companies

Underlying Funds’ Subadvisers

Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RCM Capital Management LLC	(RCM)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

As of 8-31-12

	Shares	Value

Affiliated Investment Companies 88.2%		$200,728,002

(Cost $197,808,246)

EQUITY 18.3%

John Hancock Funds II (G)		41,601,776

Emerging Markets, Class NAV (DFA)	668,146	6,420,883

Global Real Estate, Class NAV (Deutsche)	668,879	5,304,208

Natural Resources, Class NAV (Wellington)	277,957	4,472,323

Redwood, Class NAV (RCM)	1,113,568	12,004,259

Technical Opportunities, Class NAV (Wellington)	1,325,431	13,400,103

FIXED INCOME 42.8%

John Hancock Funds II (G)		97,429,918

Global High Yield, Class NAV (Stone Harbor)	3,227,956	33,958,095

Multi Sector Bond, Class NAV (Stone Harbor)	2,666,832	27,548,379

Real Return Bond, Class NAV (PIMCO)	857,003	11,166,753

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	2,262,952	24,756,691

ALTERNATIVE 27.1%

John Hancock Funds II (G)		61,696,308

Currency Strategies, Class NAV (First Quadrant) (I)	3,560,070	33,500,258

Global Absolute Return Strategies, Class NAV (Standard Life) (I)	2,642,554	28,196,050

12	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

	Shares	Value

Unaffiliated Funds 9.9%		$22,632,555

(Cost $22,568,546)

Equity 9.9%		22,632,555
PowerShares DB Commodity Index Tracking Fund (I)	222,285	6,399,585

PowerShares DB Gold Fund (I)	86,914	5,066,217

Turner Spectrum Fund Institutional Class I	1,029,194	11,166,753

Total investments (Cost $220,376,792)† 98.1%		$223,360,557

Other assets and liabilities, net 1.9%		$4,380,199

Total net assets 100.0%		$227,740,756

Percentages are based upon net assets

(A) The subadviser is an affiliate of the adviser.

(I) Non-income producing.

(G) The underlying fund’s subadviser is shown parenthetically.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $222,593,978. Net unrealized appreciation aggregated $766,579, of which $1,290,897 related to appreciated investment securities and $524,318 related to depreciated investment securities.

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $22,568,546)	$22,632,555
Investments in affiliated funds, at value ($197,808,246)	200,728,002

Total investments, at value (Cost $220,376,792)	223,360,557
Cash	337,092
Receivable for fund shares sold	7,191,267
Dividends receivable	322,379
Other receivables and prepaid expenses	72,849

Total assets	231,284,144

Liabilities

Payable for investments purchased	3,224,013
Payable for fund shares repurchased	204,448
Payable to affiliates
Accounting and legal services fees	3,602
Transfer agent fees	28,564
Trustees’ fees	8
Management fees	7,205
Other liabilities and accrued expenses	75,548

Total liabilities	3,543,388

Net assets

Paid-in capital	$225,682,576
Undistributed net investment income	1,018,900
Accumulated net realized gain (loss) on investments	(1,944,485)
Net unrealized appreciation (depreciation) on investments	2,983,765

Net assets	$227,740,756

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($110,758,516 ÷ 7,734,078 shares)	$14.32
Class C ($33,540,150 ÷ 2,341,542 shares)[1]	$14.32
Class I ($83,239,219 ÷ 5,805,629 shares)	$14.34
Class R2 ($100,632 ÷ 7,037 shares)	$14.30
Class R6 ($102,239 ÷ 7,129 shares)	$14.34

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.07

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$2,059,820

Total investment income	2,059,820

Expenses

Investment management fees	178,634
Distribution and service fees	276,607
Accounting and legal services fees	13,028
Transfer agent fees	159,587
Trustees’ fees	672
State registration fees	75,671
Printing and postage	26,500
Professional fees	67,342
Custodian fees	12,000
Registration and filing fees	61,111
Other	7,074

Total expenses	878,226
Less expense reductions	(240,687)

Net expenses	637,539

Net investment income	1,422,281

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(198,527)
Investments in affiliated issuers	(1,528,200)
Capital gain distributions received from unaffiliated underlying funds	97,350
Capital gain distributions received from affiliated underlying funds	590,446

(1,038,931)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(27,415)
Investments in affiliated issuers	4,294,006

4,266,591

Net realized and unrealized gain	3,227,660

Increase in net assets from operations	$4,649,941

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-12	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$1,422,281	$170,308
Net realized loss	(1,038,931)	(25,397)
Change in net unrealized appreciation (depreciation)	4,266,591	(1,611,593)

Increase (decrease) in net assets resulting from operations	4,649,941	(1,466,682)

Distributions to shareholders
From net investment income
Class A	(400,466)	(20,910)
Class C	(17,160)	—
Class I	(128,784)	—
Class R6	(1,557)	—
From net realized gain
Class A	(645,737)	(65,750)
Class C	(74,440)	—
Class I	(143,195)	—
Class R6	(1,732)	—

Total distributions	(1,413,071)	(86,660)

From Fund share transactions	187,946,239	36,674,000

Total increase	191,183,109	35,120,658

Net assets

Beginning of year	36,557,647	1,436,989

End of year	$227,740,756	$36,557,647

Undistributed net investment income	$1,018,900	$156,827

16	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09[1]

Per share operating performance

Net asset value, beginning of period	$14.02	$13.72	$12.82	$10.00
Net investment income[2,3]	0.22	0.21	0.44	0.10
Net realized and unrealized gain on investments	0.47	0.92	1.10	2.72
Total from investment operations	0.69	1.13	1.54	2.82
Less distributions
From net investment income	(0.15)	(0.20)	(0.47)	—
From net realized gain	(0.24)	(0.63)	(0.17)	—
Total distributions	(0.39)	(0.83)	(0.64)	—
Net asset value, end of period	$14.32	$14.02	$13.72	$12.82
Total return (%)[4,5]	5.12	8.16	12.12	28.20[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$111	$31	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[7]	0.97	1.68	5.03	6.78[8]
Expenses including reductions and amounts recaptured[7]	0.73	0.63	0.71	0.55[8]
Net investment income[3]	1.62	1.44	3.25	1.33[8]
Portfolio turnover (%)	34	90	9	1

1 The inception date for Class A shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.43% for 8-31-12, 0.74% to 1.37% for 8-31-11, 0.70% to 1.17% for 8-31-10 and 0.71% to 1.18% for 8-31-09.
8 Annualized.

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	17

CLASS C SHARES Period ended	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$14.03	$14.50
Net investment income[2,3]	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.48	(0.49)
Total from investment operations	0.59	(0.47)
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.24)	—
Total distributions	(0.30)	—
Net asset value, end of period	$14.32	$14.03
Total return (%)[4,5]	4.32	(3.24)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	34	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[7]	1.66	3.03[8]
Expenses including reductions and amounts recaptured[7]	1.42	1.27[8]
Net investment income[3]	0.83	0.58[8]
Portfolio turnover (%)	34	90[9]

1 The inception date for Class C shares is 6-14-11.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.43% for 8-31-12 and 0.74% to 1.37% for 8-31-11.
8 Annualized.
9 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

CLASS I SHARES Period ended	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$14.06	$14.21
Net investment income[2,3]	0.26	0.16
Net realized and unrealized gain (loss) on investments	0.48	(0.31)
Total from investment operations	0.74	(0.15)
Less distributions
From net investment income	(0.22)	—
From net realized gain	(0.24)	—
Total distributions	(0.46)	—
Net asset value, end of period	$14.34	$14.06
Total return (%)[4]	5.48	(1.06)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	83	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[6]	0.57	1.42[7]
Expenses including reductions and amounts recaptured[6]	0.33	0.30[7]
Net investment income[3]	1.90	1.74[7]
Portfolio turnover (%)	34	90[8]

1 The inception date for Class I shares is 12-31-10.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.43% for 8-31-12 and 0.74% to 1.37% for 8-31-11.
7 Annualized.
8 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

18	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.21
Net investment income[2,3]	0.09
Net realized and unrealized gain on investments	—[4]
Total from investment operations	0.09
Net asset value, end of period	$14.30
Total return (%)[5]	0.63[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[8]	16.91[9]
Expenses including reductions and amounts recaptured[8]	0.81[9]
Net investment income[3]	1.29[9]
Portfolio turnover (%)	34[10]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.43% for 8-31-12.
9 Annualized.
10 Portfolio turnover is shown for period from 9-1-11 to 8-31-12.

CLASS R6 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.06
Net investment income[2,3]	0.30
Net realized and unrealized loss on investments	0.44
Total from investment operations	0.74
Less distributions
From net investment income	(0.22)
From net realized gain	(0.24)
Total distributions	(0.46)
Net asset value, end of period	$14.34
Total return (%)	5.48[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[6]	18.25
Expenses including reductions and amounts recaptured[6]	0.34
Net investment income[3]	2.12
Portfolio turnover (%)	34

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Less than $500,000.
6 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.43% for 8-31-12.

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	19

Notes to financial statements

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-5291, at www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued

20	Alternative Asset Allocation Fund | Annual report

using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended August 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Annual report | Alternative Asset Allocation Fund	21

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2012 and August 31, 2011 was as follows:

	AUGUST 31, 2012	AUGUST 31, 2011

Ordinary Income	$956,444	$37,456
Long-Term Capital Gain	$456,627	$49,204

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2012, the components of distributable earnings on a tax basis consisted of $1,131,160 of undistributed ordinary income and $160,441 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund pays the Adviser a daily management fee for its services to the Fund. The management fee has two components: (a) a 0.15% fee on assets invested in a fund of the Trust, or John Hancock Funds III (JHF III) (affiliated fund assets) and (b) a 0.60% fee on assets not invested in affiliated funds (other assets). The Adviser has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, both indirectly owned subsidiaries of MFC and affiliates of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to reimburse the Fund for certain Fund expenses that exceed 0.04% of the Fund’s average net assets. Expenses excluded from this waiver include taxes, advisory fees, transfer agent and service fees, 12b-1 fees, brokerage commissions, state registration fees, printing and postage, acquired fund fees, and litigation and indemnification expenses and other

22	Alternative Asset Allocation Fund | Annual report

extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Adviser has contractually agreed to waive the Fund’s management fees by 0.10% of the Fund’s average daily net assets. Both current expense limitation agreements expire on March 31, 2013 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

The Adviser voluntarily agreed to waive its advisory fee or reimburse the Fund so that the aggregate advisory fee retained by the Adviser with respect to the Fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the Fund’s average daily net assets. This voluntary waiver may terminate at any time upon notice to the Fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level and advisory fees, acquired fund fees, taxes, brokerage commissions, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business for Class A, Class C, Class I, Class R2 and Class R6 shares, to the extent that the above expenses for each class exceed 0.66%, 1.36%, 0.30%, 0.67% and 0.20%, respectively, of the average daily net assets attributable to each respective class. This expense fee waiver and/or reimbursement will continue in effect until December 31, 2012 for Class A, Class C, Class I, and Class R6 shares and March 1, 2013 for Class R2 shares, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. Prior to December 31, 2011, the fee waivers and/or reimbursement were such that the above expenses would not exceed 0.20% for Class I shares and the limits for the remainder of the share classes above were unchanged.

Accordingly, the expense reductions amounted to $138,234, $25,336, $51,288, $7,990 and $17,839 for Class A, Class C, Class I, Class R2 and Class R6 shares, respectively, for the year ended August 31, 2012.

The investment management fees, including the impact of the waiver, reimbursements and the amounts recaptured, incurred for the year ended August 31, 2012 were equivalent to a net effective rate of 0.00% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 31, 2012

$56,112	$113,273	$150,835	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Annual report | Alternative Asset Allocation Fund	23

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

A	0.30%	—
C	1.00%	—
R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,345,275 for the year ended August 31, 2012. Of this amount, $217,285 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,119,010 was paid as sales commissions to broker-dealers and $8,980 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSCs). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2012, CDSCs received by the Distributor amounted to $4,435 for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$165,977	$112,540	$29,748	$18,373
Class C	110,506	21,961	6,669	2,727
Class I	—	25,038	13,811	5,035
Class R2	124	15	8,029	53
Class R6	—	33	17,414	312

Total	$276,607	$159,587	$75,671	$26,500

24	Alternative Asset Allocation Fund | Annual report

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended August 31, 2012 and 2011 were as follows:

	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,744,763	$109,069,284	2,699,120	$39,349,675
Distributions reinvested	76,577	1,034,551	6,124	86,660
Repurchased	(2,309,963)	(32,100,813)	(587,304)	(8,285,222)

Net increase	5,511,377	$78,003,022	2,117,940	$31,151,113

Class C shares[1]

Sold	2,318,944	$32,772,590	135,962	$1,942,780
Distributions reinvested	6,262	85,043	—	—
Repurchased	(118,434)	(1,662,705)	(1,192)	(17,262)

Net increase	2,206,772	$31,194,928	134,770	$1,925,518

Class I shares[2]

Sold	5,888,274	$83,227,360	281,610	$4,070,928
Distributions reinvested	19,206	259,284	—	—
Repurchased	(350,464)	(4,938,590)	(32,997)	(473,559)

Net increase	5,557,016	$78,548,054	248,613	$3,597,369

Class R2 shares

Sold	7,037	$100,000	—	—

Net increase	7,037	$100,000	—	—

Class R6 shares

Sold	7,129	$100,235	—	—

Net increase	7,129	$100,235	—	—

Net increase	13,289,331	$187,946,239	2,501,323	$36,674,000

1 Period from 6-14-11 (inception date) to 8-31-11.

2 Period from 12-31-10 (inception date) to 8-31-11.

Affiliates of the Fund owned 100% and 99% of shares of beneficial interest of Class R2 and Class R6, respectively, on August 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $215,895,196 and $30,886,905, respectively, for the year ended August 31, 2012.

Note 7 — Investment in affiliated underlying funds

The Fund invests primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investment may represent a significant portion of each underlying fund’s net assets. At August 31, 2012, the Fund held 7.1% of John Hancock Global High Yield Fund’s net assets.

Annual report | Alternative Asset Allocation Fund	25

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Alternative Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Alternative Asset Allocation Fund (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the transfer agent and custodian, and the application of alternative auditing procedures where securities purchased confirmations had not been received provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

26	Alternative Asset Allocation Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund paid $456,627 in capital gain dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Annual report | Alternative Asset Allocation Fund	27

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios of John Hancock Funds II (the Trust) discussed in this report (the Funds).

At in-person meetings held on May 24–25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each of the Funds (each a Subadviser, and collectively, the Subadvisers) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

2. the investment performance of the Funds and their Subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial

28	Alternative Asset Allocation Fund | Annual report

products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24–25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisers regarding the nature, extent and quality of services provided by the Adviser and the Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of JHIMS’ duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the

Annual report | Alternative Asset Allocation Fund	29

Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2) — (a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3) — (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the

30	Alternative Asset Allocation Fund | Annual report

Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) — (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Subadvisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Subadvisers; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the

Annual report | Alternative Asset Allocation Fund	31

independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund and concluded that the advisory fee to be paid to the Adviser with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Subadvisers.

With respect to the services provided by each of the Subadvisers, the Board received information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

32	Alternative Asset Allocation Fund | Annual report

The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadviser.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Subadvisers.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by each Fund’s Subadviser to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Subadvisers, which include arrangements in which unaffiliated Subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Subadvisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadviser for the Funds and concluded that the subadvisory fee to be paid to the Subadviser with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided

Annual report | Alternative Asset Allocation Fund	33

pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

Appendix A

Fund	Performance of Fund,
(Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

Alternative Asset	Benchmark Index — The	Subadvisory fees:	The Board took into
Allocation Fund	Fund underperformed for	Limited peer group.	account management’s
	the one-year period and		discussion of the
John Hancock	outperformed for the	Net management	Fund’s performance,
Asset Management	three-year period.	fees for this Fund	including the Fund’s
a division of		are equal to the peer	overall performance.
Manulife Asset	Lipper Peer Group — The	group median.	The Board took into
Management	Fund underperformed for		account management’s
(North America)	the one-year period and	Total expenses for this	discussion of the
Limited	outperformed for the	Fund are higher than	Fund’s expenses,
	three-year period.	the peer group median.	and the peer group.
John Hancock			The Board also noted
Asset Management			that the Fund’s total
a division of			expenses were only
Manulife Asset			slightly higher than
Management			the median.
(US) LLC

34	Alternative Asset Allocation Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	198

Director, Island Commuter Corp. (marine transport). Trustee of John Hancock Variable Insurance
Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock
Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	198

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: Lincoln Educational Services Corporation (since 2004), Symetra Financial
Corporation (since 2010) and PMA Capital Corporation (2004–2010). Trustee of John Hancock Variable
Insurance Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock
Funds III (2005–2006).

Grace K. Fey, Born: 1946	2008	198

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).

Theron S. Hoffman, Born: 1947	2008	198

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee of John Hancock Variable Insurance Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	198

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984). Trustee of Virtus Variable Insurance Trust (formerly, the Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee of John Hancock Variable Insurance Trust (since 2005) and
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Annual report | Alternative Asset Allocation Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	198

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011). Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998). Director, Virtus Funds (formerly, Phoenix Mutual Funds) (since 1988). Trustee of
John Hancock Variable Insurance Trust (since 2004); Chairman of the Board of John Hancock Variable
Insurance Trust (since 2005); Trustee and Chairman of the Board of John Hancock Funds II (since 2005)
and former Trustee of John Hancock Funds III (2005–2006).

Non-Independent Trustee[2]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	198

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Variable Insurance Trust
(since 2005), John Hancock Funds II (since 2005) and John Hancock retail funds (2005–2010).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); Trustee (since 2010)
and President (since 2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust (since 2009).

36	Alternative Asset Allocation Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds and
John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds and John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds and John Hancock Variable Insurance Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

Annual report | Alternative Asset Allocation Fund	37

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman	Manulife Asset Management (US) LLC
Hassell H. McClellan
Principal distributor
Officers	John Hancock Funds, LLC
Hugh McHaffie
President	Custodian
State Street Bank and Trust Company
Andrew G. Arnott
Executive Vice President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered
public accounting firm
Charles A. Rizzo	PricewaterhouseCoopers LLP
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

38	Alternative Asset Allocation Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.	345A 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

John Hancock
MUTUAL FUNDS

John Hancock
Natural Resources Fund

Annual Report
8.31.12

A look at performance

Total returns for the period ended August 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception [1]	1-year	5-year	10-year	Since inception [1]
Class A2	–18.86	–5.53	—	2.16	–18.86	–24.77	—	15.83

Class i2,3	–14.39	–4.07	—	3.53	–14.39	–18.77	—	26.92

Class R6[2,3]	–14.37	–4.22	—	3.34	–14.37	–19.41	—	25.33

Class 1[3]	–14.21	–3.96	—	3.63	–14.21	–18.29	—	27.80

Class NAV [3]	–14.11	–3.90	—	3.69	–14.11	–18.05	—	28.29

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class R6, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class I, Class R6, Class 1 and Class NAV shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class 1	Class NAV
Net (%)	1.58	1.38	1.28	1.10	1.05
Gross (%)	1.77	1.55	1.49	1.12	1.07

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Natural Resources Fund | Annual report

			With
		Without	maximum
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3	Index 4	Index 5

Class A	10-15-05	$12,194	$11,583	$13,982	$13,249	$14,097	$8,761	$13,482

Class I [3]	10-15-05	12,692	12,692	13,982	13,249	14,097	8,761	13,482

Class R6 [3]	10-15-05	12,533	12,533	13,982	13,249	14,097	8,761	13,482

Class 1 [3]	10-15-05	12,780	12,780	13,982	13,249	14,097	8,761	13,482

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class R6, Class 1 and Class NAV shares.

60% MSCI World Energy index/40% MSCi World Metals & Mining index Combined Index (gross of foreign withholding tax on dividends) — Index 1 — is comprised of 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

MSCI World Energy Index (gross of foreign withholding tax on dividends) — Index 2 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) — Index 3 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

MSCi World Paper & Forest Products Index (gross of foreign withholding tax on dividends) — Index 4 —consists of all the companies in the Paper & Forest industry of the MSCI World Index.

60% MSCI World Energy Index/30% MSCI World Metals & Mining Index/10% MSCI World Paper & Forest Products index Combined index — Index 5 — is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper and Forest Products Index.

Effective 7-16-12, the Fund’s primary benchmark changed from 60% MSCI World Energy Index/30% MSCI World Metals & Mining Index/10% MSCI World Paper & Forest Products Index to 60% MSCI World Energy Index/40% MSCI World Metals & Mining Index, which better reflects the subadvisers’ outlook on the Fund’s investments and allocations to natural resources sectors. In addition, effective 7-16-12, the Fund no longer uses the MSCI World Paper & Forest Products Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to a look at performance

1 From 10-15-05.|
2 Class A shares and Class I shares were first offered on 1-4-10 and Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, respectively.
3 For certain types of investors, as described in the Fund’s prospectus.
4 Since inception returns for the index begin on the month end closest to the actual inception date of the fund.

Annual report | Natural Resources Fund	7

Management’s discussion of

Fund performance

By Wellington Management Company, LLP and RS Investment Management Co. LLC

The 12 months ended August 31, 2012 represented an extremely volatile period for commodity-related investments, as macroeconomic concerns dominated trading and limited demand for many commodities. For the 12 months ended August 31, 2012, John Hancock Natural Resources Fund’s Class A shares declined 14.60%, excluding sales charges. By comparison, the Fund’s benchmark, a blended index of 60% MSCI World Energy Index/40% MSCI World Metals & Mining Index, declined 8.44%. On or about July 16, 2012, the Fund hired RS Investment Management Co. LLC (RS) as a second subadviser, joining Wellington Management Company, LLP. It is expected that each will manage approximately 50% of the Fund in independent “sleeves,” although the actual percentage managed by each subadviser will vary from day to day. In connection with the addition of RS, and to more accurately reflect the Fund’s positioning across natural resources sectors, the Fund’s benchmark changed effective July 16, 2012. The new benchmark for Fund performance comparisons is a blended index, 60% MSCI World Energy Index/40% MSCI World Metals & Mining Index. The old benchmark, a blend of 60% MSCI World Energy Index/30% MSCI Metals & Mining Index/10% MSCI World Paper & Forest Products Index, declined 5.26% in the period. The Fund no longer uses the MSCI World Paper & Forest Products Index.

Wellington Management Company, LLP commentary

Positioning among energy stocks detracted from performance relative to the new benchmark. The Fund held an overweight position in oil services and exploration and production stocks, and an underweight position in integrated energy companies. Unfortunately, in an environment frequently characterized by risk aversion, the exploration and production stocks we favored lagged the integrated producers. By contrast, it helped to hold overweight positions in U.S. oil refiners.

RS Investment Management Co. LLC commentary

Our intention is to generate attractive risk-adjusted returns across a full commodity price cycle by owning low-cost producers that we believe can create value throughout the cycle. In the context of this longer-term, risk-adjusted approach, the RS portion of the Fund underperformed the benchmark for the brief reporting period from July 23, 2012 to August 31, 2012. Stock selection within the energy segment detracted most from relative performance.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The natural resources industry can be significantly affected by global, political and environmental developments and by commodity prices. Investments concentrated in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. For additional information on these and other risk considerations, please see the Fund’s prospectus.

8	Natural Resources Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$848.70	$7.39

Class I	1,000.00	850.20	6.51

Class R6	1,000.00	850.80	6.00

Class 1	1,000.00	850.80	5.16

Class NAV	1,000.00	851.80	4.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Natural Resources Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,017.10	$8.06

Class I	1,000.00	1,018.10	7.10

Class R6	1,000.00	1,018.70	6.55

Class 1	1,000.00	1,019.60	5.64

Class NAV	1,000.00	1,019.80	5.38

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.59%, 1.40%, 1.29%, 1.11% and 1.06% for Class A, Class I, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10	Natural Resources Fund | Annual report

Portfolio summary

Top 10 Holdings (25.1% of Total Net Assets on 8-31-12)[1,2]

Southwestern Energy Company	3.9%	Peyto Exploration & Development Corp.	2.3%

Oil Search, Ltd.	3.0%	BHP Billiton PLC	2.3%

The Mosaic Company	2.5%	Compass Minerals International, Inc.	2.2%

Calpine Corp.	2.4%	Denbury Resources, Inc.	2.1%

BG Group PLC	2.3%	Antofagasta PLC	2.1%

Industry Composition[1,3]

Oil, Gas & Consumable Fuels	52.4%	Independent Power Producers
		& Energy Traders	2.4%
Metals & Mining	23.8%
		Diversified Financial Services	0.6%
Energy Equipment & Services	6.8%
		Short-Term Investments & Other	5.1%
Chemicals	6.3%

Construction Materials	2.6%

Country Composition[1,3]

United States	54.0%	Netherlands	1.3%

Canada	16.7%	Ireland	1.1%

United Kingdom	12.2%	Norway	1.1%

Australia	6.0%	Spain	1.0%

Switzerland	1.8%	Other Countries	3.2%

South Africa	1.6%

1 As a percentage of net assets on 8-31-12.
2 Cash and cash equivalents not included.
3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Natural Resources Fund	11

Fund’s investments

As of 8-31-12

	Shares	Value

Common Stocks 94.5%		$725,836,292

(Cost $766,420,999)

Energy 59.2%		454,760,155

Energy Equipment & Services 6.8%

Baker Hughes, Inc.	183,652	8,374,531

Cameron International Corp. (I)	146,456	8,012,608

Dril-Quip, Inc. (I)	62,348	4,366,854

National Oilwell Varco, Inc.	77,664	6,119,923

Noble Corp. (I)	141,972	5,414,812

Patterson-UTI Energy, Inc. (L)	339,296	5,153,906

Schlumberger, Ltd.	154,132	11,156,074

Tidewater, Inc.	82,080	3,893,054

Oil, Gas & Consumable Fuels 52.4%

Alpha Natural Resources, Inc. (I)	450,768	2,677,562

Anadarko Petroleum Corp.	138,588	9,599,991

ARC Resources, Ltd.	543,200	12,845,034

BG Group PLC	882,846	18,007,227

BP PLC, ADR	212,001	8,916,762

Cabot Oil & Gas Corp.	274,500	11,367,045

Canadian Natural Resources, Ltd.	116,992	3,559,310

Chesapeake Energy Corp. (L)	295,401	5,716,009

Chevron Corp.	116,608	13,078,753

Cobalt International Energy, Inc. (I)	126,912	2,882,172

Concho Resources, Inc. (I)	79,910	7,171,123

ConocoPhillips	84,996	4,826,923

CONSOL Energy, Inc.	153,702	4,641,800

Denbury Resources, Inc. (I)	1,049,321	16,253,982

Encana Corp. (L)	200,938	4,447,849

EOG Resources, Inc.	70,420	7,626,486

EQT Corp.	205,722	11,100,759

Imperial Oil, Ltd.	273,201	12,479,822

Laredo Petroleum, Inc. (I)	171,700	3,736,192

Marathon Petroleum Corp.	165,792	8,579,736

Occidental Petroleum Corp.	183,025	15,558,955

Oil Search, Ltd.	2,992,175	23,356,808

Ophir Energy PLC (I)	814,349	7,288,329

Peabody Energy Corp.	638,856	13,818,455

Petroleo Brasileiro SA, ADR	271,899	5,747,945

Peyto Exploration & Development Corp.	862,694	17,879,623

12	Natural Resources Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Phillips 66	233,980	$9,827,160

Pioneer Natural Resources Company	75,172	7,318,746

QEP Resources, Inc.	338,700	9,717,303

Range Resources Corp.	238,700	15,560,853

Reliance Industries, Ltd.	288,229	3,967,746

Reliance Industries, Ltd., GDR (London Exchange) (S)	66,557	1,817,303

Repsol YPF SA	269,657	4,948,635

Repsol YPF SA, ADR	149,020	2,740,478

Salamander Energy PLC (I)	3,076,645	9,570,530

Sasol, Ltd., ADR	122,136	5,290,931

Southwestern Energy Company (I)	963,484	29,993,258

Statoil ASA, ADR	328,464	8,398,824

Suncor Energy, Inc. (L)	301,184	9,413,623

Talisman Energy, Inc.	695,600	9,696,664

Tesoro Corp.	104,256	4,143,134

Tullow Oil PLC	553,906	11,998,265

Whiting Petroleum Corp. (I)	105,577	4,700,288

Financials 0.6%		4,771,998

Diversified Financial Services 0.6%

PICO Holdings, Inc. (I)	219,100	4,771,998

Materials 32.3%		247,639,731

Chemicals 6.3%

FMC Corp.	215,911	11,728,286

LyondellBasell Industries NV, Class A (L)	197,308	9,636,523

Praxair, Inc.	69,000	7,279,500

The Mosaic Company	335,388	19,422,319

Construction Materials 2.6%

CRH PLC	319,421	5,624,930

Martin Marietta Materials, Inc.	184,100	14,061,558

Metals & Mining 23.4%

Alumina, Ltd.	6,014,775	4,610,070

Anglo American Platinum, Ltd.	79,541	3,958,355

AngloGold Ashanti, Ltd., ADR	102,932	3,283,531

Antofagasta PLC	910,344	15,963,194

ArcelorMittal (L)	341,272	5,016,698

Barrick Gold Corp. (L)	126,328	4,871,141

BHP Billiton PLC	599,968	17,445,497

Compania de Minas Buenaventura SA, ADR	140,256	4,861,273

Compass Minerals International, Inc.	233,028	16,736,071

First Quantum Minerals, Ltd.	391,784	7,547,531

Fortescue Metals Group, Ltd. (L)	1,662,088	6,196,547

Freeport-McMoRan Copper & Gold, Inc.	397,740	14,362,391

Glencore International PLC (L)	1,402,843	8,567,250

Goldcorp, Inc. (New York Exchange)	339,100	13,940,401

Goldcorp, Inc. (Toronto Exchange)	110,936	4,554,481

Iluka Resources, Ltd.	1,216,275	11,605,926

Kinross Gold Corp.	765,920	6,816,688

See notes to financial statements	Annual report | Natural Resources Fund	13

		Shares	Value
Metals & Mining (continued)

Mongolian Mining Corp. (I)(L)		7,628,000	$3,528,119

New Gold, Inc. (I)		736,877	8,149,860

Teck Resources, Ltd., Class B (L)		201,276	5,575,345

Turquoise Hill Resources, Ltd. (I)		800,100	6,456,807

Vedanta Resources PLC		315,010	4,325,037

Walter Energy, Inc.		46,312	1,514,402

Paper & Forest Products 0.0%

Sino-Forest Corp. (I)(L)		1,073,800	0

Utilities 2.4%			18,664,408

Independent Power Producers & Energy Traders 2.4%

Calpine Corp. (I)		1,063,499	18,664,408

Warrants 0.4%			$2,962,792

(Cost $5,667,631)
NMDC, Ltd. (Expiration date: 3-25-15, Strike Price: INR 0.00001) (I)		863,890	2,962,792

	Yield	Shares	Value

Securities Lending Collateral 7.8%			$59,446,519

(Cost $59,447,928)
John Hancock Collateral Investment Trust (W)	0.3443% (Y)	5,939,841	59,446,519

		Shares	Value

Short-Term Investments 4.7%			$36,400,000

(Cost $36,400,000)

		Par value	Value
Repurchase Agreement 4.7%			36,400,000
Deutsche Bank Securities Tri-Party Repurchase Agreement dated
8-31-12 at 0.210% to be repurchased at $7,400,173 on 9-4-12, collateralized by $1,169,516 Government National Mortgage
Association, 4.500% due 7-15-39 (valued at $1,291,412, including interest) and $5,620,730 Government National Mortgage
Association, 5.000% due 10-15-39 (valued at $6,256,588,
including interest)		$7,400,000	7,400,000

Repurchase Agreement with State Street Corp. dated
8-31-12 at 0.010% to be repurchased at $29,000,032 on 9-4-12, collateralized by $19,295,000 U.S. Treasury Notes, 6.125% due
11-15-27 (valued at $29,584,792 including interest)		29,000,000	29,000,000

Total investments (Cost $867,936,558)† 107.4%			$824,645,603

Other assets and liabilities, net (7.4%)			($56,546,653)

Total net assets 100.0%			$768,098,950

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

14	Natural Resources Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

ADR American Depositary Receipt

GDR Global Depositary Receipt

INR Indian Rupee

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-12.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $884,513,791. Net unrealized depreciation aggregated $59,868,188, of which $29,271,990 related to appreciated investment securities and $89,140,178 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 8-31-12.

United States	54.0%
Canada	16.7%
United Kingdom	12.2%
Australia	6.0%
Switzerland	1.8%
South Africa	1.6%
Netherlands	1.3%
Ireland	1.1%
Norway	1.1%
Spain	1.0%
Other Countries	3.2%

See notes to financial statements	Annual report | Natural Resources Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $808,488,630) including
$57,170,619 of securities loaned	$765,199,084
Investments in affiliated issuers, at value (Cost $59,447,928)	59,446,519

Total investments, at value (Cost $867,936,558)	824,645,603
Cash	1,624,494
Receivable for investments sold	555,402
Receivable for fund shares sold	151,635
Dividends and interest receivable	1,566,418
Receivable due from adviser	349
Receivable for securities lending income	61,320
Other receivables and prepaid expenses	17,221

Total assets	828,622,442

Liabilities

Payable for fund shares repurchased	940,937
Payable upon return of securities loaned	59,447,790
Payable to affiliates
Accounting and legal services fees	18,050
Transfer agent fees	2,460
Other liabilities and accrued expenses	114,255

Total liabilities	60,523,492

Net assets

Paid-in capital	$953,552,967
Undistributed net investment income	3,604,658
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(145,770,057)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(43,288,618)

Net assets	$768,098,950

16	Natural Resources Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($10,801,956 ÷ 673,328 shares)	$16.04
Class I ($8,357,927 ÷ 520,533 shares)	$16.06
Class R6 ($78,941 ÷ 4,902 shares)	$16.10
Class 1 ($151,663,983 ÷ 9,360,825 shares)	$16.20
Class NAV ($597,196,143 ÷ 37,126,106 shares)	$16.09

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$16.88

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Natural Resources Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$17,778,364
Securities lending	1,005,879
Interest	38,679
Less foreign taxes withheld	(1,307,703)

Total investment income	17,515,219

Expenses

Investment management fees	8,858,542
Distribution and service fees	115,823
Accounting and legal services fees	126,678
Transfer agent fees	31,434
Trustees’ fees	8,270
State registration fees	52,793
Printing and postage	11,728
Professional fees	64,552
Custodian fees	372,428
Registration and filing fees	34,310
Other	19,780

Total expenses	9,696,338
Less expense reductions and amount recaptured	(84,670)

Net expenses	9,611,668

Net investment income	7,903,551

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(139,809,322)
Investments in affiliated issuers	29,582
Capital gain distributions received from
affiliated underlying funds	4,226
Foreign currency transactions	(173,708)
(139,949,222)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(13,963,946)[1]
Investments in affiliated issuers	(3,199)
Translation of assets and liabilities in foreign currencies	2,490
(13,964,655)
Net realized and unrealized loss	(153,913,877)

Decrease in net assets from operations	($146,010,326)

1 Net of $1,090 in deferred India foreign withholding taxes.

18	Natural Resources Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-12	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$7,903,551	$5,241,134
Net realized gain (loss)	(139,949,222)	113,235,338
Change in net unrealized appreciation (depreciation)	(13,964,655)	(22,625,912)

Increase (decrease) in net assets resulting from operations	(146,010,326)	95,850,560

Distributions to shareholders
From net investment income
Class A	(18,537)	—
Class I	(43,509)	(4,520)
Class R6	(499)	—
Class 1	(1,286,562)	(861,433)
Class NAV	(5,581,960)	(3,098,884)
From net realized gain
Class A	(1,104,699)	(12,086)
Class I	(886,136)	(3,001)
Class R6	(10,158)	—
Class 1	(18,492,818)	(347,749)
Class NAV	(74,469,142)	(1,133,433)

Total distributions	(101,894,020)	(5,461,106)

From Fund share transactions	50,535,675	168,794,664

Total increase (decrease)	(197,368,671)	259,184,118

Net assets

Beginning of year	965,467,621	706,283,503

End of year	$768,098,950	$965,467,621

Undistributed net investment income	$3,604,658	$4,165,106

See notes to financial statements	Annual report | Natural Resources Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$21.13	$18.34	$20.70
Net investment income[2]	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments	(3.04)	2.80	(2.41)
Total from investment operations	(2.98)	2.83	(2.36)
Less distributions
From net investment income	(0.04)	—	—
From net realized gain	(2.07)	(0.04)	—
Total distributions	(2.11)	(0.04)	—
Net asset value, end of period	$16.04	$21.13	$18.34
Total return (%)[3]	(14.60)[4]	15.41[4]	(11.40)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$11	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.82	1.77	1.81[6]
Expenses including reductions and amounts recaptured	1.60	1.60	1.60[6]
Net investment income	0.37	0.13	0.41[6]
Portfolio turnover (%)	176	85	70[7]

1 The inception date for Class A shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

20	Natural Resources Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$21.18	$18.37	$20.70
Net investment income[2]	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	(3.06)	2.79	(2.43)
Total from investment operations	(2.95)	2.91	(2.33)
Less distributions
From net investment income	(0.10)	(0.06)	—
From net realized gain	(2.07)	(0.04)	—
Total distributions	(2.17)	(0.10)	—
Net asset value, end of period	$16.06	$21.18	$18.37
Total return (%)	(14.39)[3]	15.79[3]	(11.26)[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$7	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.43	1.53	1.54[5]
Expenses including reductions and amounts recaptured	1.37	1.30	1.30[5]
Net investment income	0.65	0.54	0.82[5]
Portfolio turnover (%)	176	85	70[6]

1 The inception date for Class I shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R6 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$20.40
Net investment income	0.11
Net realized and unrealized loss on investments	(2.24)
Total from investment operations	(2.13)
Less distributions
From net investment income	(0.10)
From net realized gain	(2.07)
Total distributions	(2.17)
Net asset value, end of period	$16.10
Total return (%)	(10.92)[2,3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	24.48[5]
Expenses including reductions and amounts recaptured	1.30[5]
Net investment income	0.78[5]
Portfolio turnover (%)	176[6]

1 Period from 11-1-11 (inception date) to 8-31-12.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

See notes to financial statements	Annual report | Natural Resources Fund	21

CLASS 1 SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of year	$21.35	$18.51	$17.66	$35.15	$42.52
Net investment income[1]	0.15	0.12	0.10	0.18	0.18
Net realized and unrealized gain (loss) on investments	(3.09)	2.86	0.87	(11.42)	3.88
Total from investment operations	(2.94)	2.98	0.97	(11.24)	4.06
Less distributions
From net investment income	(0.14)	(0.10)	(0.12)	(0.19)	(0.23)
From net realized gain	(2.07)	(0.04)	—	(6.06)	(11.20)
Total distributions	(2.21)	(0.14)	(0.12)	(6.25)	(11.43)
Net asset value, end of period	$16.20	$21.35	$18.51	$17.66	$35.15
Total return (%)	(14.21)[2]	16.02[2]	5.43[2]	(27.25)	7.02

Ratios and supplemental data

Net assets, end of period (in millions)	$152	$194	$154	$139	$171
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.12	1.12	1.11	1.11	1.11
Expenses including reductions and amounts recaptured	1.11	1.12	1.11	1.11	1.11
Net investment income	0.84	0.54	0.52	1.06	0.44
Portfolio turnover (%)	176	85	70	22	34

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.

CLASS NAV SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$21.21	$18.39	$17.55	$35.01	$42.39
Net investment income[1]	0.17	0.14	0.11	0.18	0.19
Net realized and unrealized gain (loss) on investments	(3.06)	2.83	0.86	(11.37)	3.88
Total from investment operations	(2.89)	2.97	0.97	(11.19)	4.07
Less distributions
From net investment income	(0.16)	(0.11)	(0.13)	(0.21)	(0.25)
From net realized gain	(2.07)	(0.04)	—	(6.06)	(11.20)
Total distributions	(2.23)	(0.15)	(0.13)	(6.27)	(11.45)
Net asset value, end of period	$16.09	$21.21	$18.39	$17.55	$35.01
Total return (%)	(14.11)[2]	16.07[2]	5.45[2]	(27.20)	7.08

Ratios and supplemental data

Net assets, end of period (in millions)	$597	$754	$548	$529	$500
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.07	1.07	1.06	1.06	1.06
Expenses including reductions and amounts recaptured	1.06	1.07	1.06	1.06	1.06
Net investment income	0.91	0.59	0.58	1.10	0.45
Portfolio turnover (%)	176	85	70	22	34

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.

22	Natural Resources Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Natural Resources (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Annual report | Natural Resources Fund	23

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Energy	$454,760,155	$373,805,312	$80,954,843	—
Financials	4,771,998	4,771,998	—	—
Materials	247,639,731	165,814,806	81,824,925	—
Utilities	18,664,408	18,664,408	—	—
Warrants	2,962,792	—	2,962,792	—
Securities Lending
Collateral	59,446,519	59,446,519	—	—
Short-Term Investments	36,400,000	—	36,400,000	—

Total Investments
in Securities	$824,645,603	$622,503,043	$202,142,560	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

24	Natural Resources Fund | Annual report

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended August 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual report | Natural Resources Fund	25

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a short-term capital loss carryforward of $61,531,341 and a long-term capital loss carryforward of $67,661,483 available to offset future net realized capital gains as of August 31, 2012, which does not expire.

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2012 and August 31, 2011 was as follows:

	AUGUST 31, 2012	AUGUST 31, 2011

Ordinary Income	$50,599,238	$3,964,837
Long-Term Capital Gain	$51,294,782	$1,496,269

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2012, the components of distributable earnings on a tax basis consisted of $3,604,658 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and character of distributions received from Portfolio investments.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose

26	Natural Resources Fund | Annual report

both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $1,000,000,000 of the Fund’s aggregate net assets and (b) 0.975% of the Fund’s next $1,000,000,000; and (c) 0.950% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and Natural Resources Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Adviser has a subadvisory agreement with Wellington Management Company, LLP and RS Investment Management Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds with the approval of the Board of Trustees.

The Adviser has voluntarily agreed to reduce its management fee if certain expenses of the Fund exceed 0.20% of average net assets. Expenses excluding from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing and postage and certain shareholder servicing fees. This expense reduction will continue in effect until terminated by the Adviser, on notice to the Fund.

The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Annual report | Natural Resources Fund	27

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class A, Class I and Class R6 shares of the Fund. This agreement excludes expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.58%, 1.38% and 1.28% for Class A, Class I and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect until at least December 31, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions and waivers amounted to $23,309, $5,716, $16,307, $7,665 and $31,673 for Class A, Class I, Class R6, Class 1 and Class NAV shares respectively for the year ended August 31, 2012.

Prior to July 16, 2012, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the Fund. This agreement excluded taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.60%, 1.40% and 1.30% for Class A, Class I and Class R6 shares, respectively.

In addition, prior to January 1, 2012, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the Fund. This agreement excluded taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.30% for Class I shares.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended August 31, 2012 were equivalent to the net annual effective rate of 0.99% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE YEAR ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 31, 2012

$2,344	$14,348	$41,379	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class 1 shares

28	Natural Resources Fund | Annual report

pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares:

CLASS	12b–1 FEE

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $45,267 for the year ended August 31, 2012. Of this amount, $7,178 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,106 was paid as sales commissions to broker-dealers and $983 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$31,089	$21,608	$18,543	$6,858
Class I	—	9,805	18,141	4,527
Class R6	—	21	16,109	343
Class 1	84,734	—	—	—
Total	$115,823	$31,434	$52,793	$11,728

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended August 31, 2012 and August 31, 2011 were as follows:

	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	374,492	$6,501,020	507,212	$11,818,661
Distributions reinvested	65,077	1,097,207	499	11,639
Repurchased	(287,692)	(4,969,575)	(154,260)	(3,489,030)

Net increase	151,877	$2,628,652	353,451	$8,341,270

Annual report | Natural Resources Fund	29

	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class I shares

Sold	475,182	$9,066,242	380,013	$8,904,796
Distributions reinvested	55,162	929,482	323	7,521
Repurchased	(319,619)	(5,526,518)	(128,954)	(2,623,297)

Net increase	210,725	$4,469,206	251,382	$6,289,020

Class R6 shares[1]

Sold	4,902	$100,000	—	—

Net increase	4,902	$100,000	—	—

Class 1 shares

Sold	777,090	$14,151,248	2,086,919	$49,947,659
Distributions reinvested	1,165,550	19,779,380	51,520	1,209,182
Repurchased	(1,653,300)	(28,830,728)	(1,368,483)	(31,198,631)

Net increase	289,340	$5,099,900	769,956	$19,958,210

Class NAV shares

Sold	9,056,276	$157,080,062	9,115,391	$211,855,049
Distributions reinvested	4,753,628	80,051,102	181,489	4,232,317
Repurchased	(12,244,303)	(198,893,247)	(3,559,592)	(81,881,202)

Net increase	1,565,601	$38,237,917	5,737,288	$134,206,164

Net increase	2,222,445	$50,535,675	7,112,077	$168,794,664

1 Period from 11-1-11 (commencement of operations) to 8-31-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 and Class NAV on August 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,509,080,936 and $1,557,587,871, respectively, for the year ended August 31, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended August 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

Lifestyle Balanced Portfolio	23.4%
Lifestyle Growth Portfolio	22.8%
Lifestyle Aggressive Portfolio	9.8%
Lifestyle Moderate Portfolio	5.4%

30	Natural Resources Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock Natural Resources Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Natural Resources Fund (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

Annual report | Natural Resources Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund paid $51,294,782 in long-term capital gain dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

32	Natural Resources Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this report.

At in-person meetings held on May 24–25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each of the Funds (each a Subadviser, and collectively, the Subadvisers) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

(2) the investment performance of the Funds and their Subadvisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

Annual report | Natural Resources Fund	33

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24–25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisers regarding the nature, extent and quality of services provided by the Adviser and the Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of JHIMS’ duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

34	Natural Resources Fund | Annual report

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2) — (a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3) — (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows

Annual report | Natural Resources Fund	35

(the Reimbursement) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) — (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Subadvisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Subadvisers; and

36	Natural Resources Fund | Annual report

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Subadvisers.

With respect to the services provided by each of the Subadvisers, the Board received information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board

Annual report | Natural Resources Fund	37

reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadviser.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Subadvisers.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by each Fund’s Subadviser to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Subadvisers, which include arrangements in which unaffiliated Subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Subadvisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

38	Natural Resources Fund | Annual report

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

Annual report | Natural Resources Fund	39

Appendix A

Fund	Performance of Fund,
(Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

Natural Resources	Benchmark Index — The	Subadvisory fees:	The Board took into
Fund	Fund underperformed for	Limited peer group.	account management’s
	the one-, three- and five-		discussion of the Fund’s
(Wellington	year periods.	Net management	performance and noted
Management		fees for this Fund are	that although the Fund
Company, LLP)	Lipper Category — The	higher than the peer	underperformed its
	Fund underperformed	group median.	peer group average
	for the one- and five-year		over the one- and
	periods and outperformed	Total expenses for this	five-year periods,
	for the three-year period.	Fund are higher than	it outperformed its
		the peer group median.	peer group for the
three-year period.

The Board noted
that the Fund’s
performance is being
closely monitored.

The Board also
noted that a second
subadvisor was
proposed to be added
to the Fund and fees
were expected to be
reduced at that time.

The Board took into
account management’s
discussion of the
Fund’s expenses,
including the advisory/
subadvisory fee
structure and the small
size of the peer group.

40	Natural Resources Fund | Annual report

Evaluation of Subadvisory Agreement with RS Investment Management Co. LLC by the Board of Trustees

At an in-person meeting held on June 26–28, 2012 (the Meeting), the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the Independent Trustees), approved the subadvisory agreement appointing RS Investment Management Co. LLC (RS Investments) as an additional subadviser responsible for managing a portion of the assets of the Natural Resources Fund (the Fund).

The Board, including the Independent Trustees, is responsible for approving John Hancock Investment Management Services, LLC’s (the Adviser) selection of fund subadvisers and approving the Fund’s subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s subadvisory arrangements, including consideration of the factors listed below. The Board also may consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to the Fund are:

1. the nature, extent and quality of the services to be provided by the subadviser to the Fund;

2. the investment performance of the Fund and its subadviser;

3. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the subadviser from its relationship with the Trust; and

5. comparative services rendered and comparative subadvisory fee rates.

With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

In considering the new subadvisory agreement with RS Investments, the Board received in advance of the Meeting a variety of materials relating to the Fund and RS Investments, including comparative performance information for relevant benchmark indices and comparable funds, fee and expense information and other information provided by RS Investments regarding the nature, extent and quality of services to be provided by RS Investments under the new subadvisory agreement. The Board also took into account information presented by RS Investments to the Board with respect to its management of a portion of the Fund at the Meeting. The Board also took into account discussions with management and information provided to the Board in its meetings

Annual report | Natural Resources Fund	41

throughout the year with respect to the Fund’s performance, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the current subadviser to the Fund.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also discussed the proposed approval of the new subadvisory agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In making its determination with respect to the new subadvisory agreement and with reference to the factors that it considers in considering approval of subadvisory agreements, the Board reviewed and considered:

1. information relating to RS Investments’ business;

2. the performance of the Fund and the performance of other similar funds and accounts that are managed by RS Investments through March 31, 2012;

3. the subadvisory fee to be charged by RS Investments, including any breakpoints; and

4. information relating to the nature and scope of any Material Relationships and their significance to the Adviser and RS Investments.

With respect to the services to be provided by RS Investments, the Board considered, among other information, RS Investments’ current level of staffing and its overall resources. The Board took into account RS Investments’ history and investment experience, as well as information regarding the qualifications, background and responsibilities of RS Investments’ investment personnel who would provide services to the Fund. The Board also considered, among other things, RS Investments’ compliance program and any disciplinary history. The Board also considered RS Investments’ risk assessment and monitoring process. The Board noted RS Investments’ regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the Trust’s Chief Compliance Officer and his staff conducted compliance reviews with RS Investments, which included evaluating the regulatory compliance systems of RS Investments and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of RS Investments.

The Board considered RS Investments’ investment process and philosophy. The Board took into account that RS Investments’ responsibilities include the development and maintenance of an investment program for Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also took into account the subadvisory fees proposed to be paid to RS Investments and fees charged by RS Investments to manage similar portfolios.

The Board’s decision to approve the new subadvisory agreement with RS Investments at the Meeting was based on a number of considerations, including the following:

• RS Investments has demonstrated skills as a manager, and may be expected to provide a high quality of investment management services and personnel to the Fund.

• A fund managed by RS Investments with investment policies similar to those of the Fund, outperformed the Fund, an appropriate benchmark index and peer group for the one-, three- and five-year periods ended March 31, 2012.

42	Natural Resources Fund | Annual report

• The subadvisory fees for the Fund: (i) are within industry norms; (ii) will be paid by the

Adviser and not by the Fund and are the product of arm’s length negotiation between the Adviser and RS Investments, and approval of the new subadvisory agreement with RS Investments will not result in any increase in advisory fees for the Fund, and will result in reduced advisory fees for the Fund because the aggregate subadvisory fees to be paid by the Adviser would be reduced under the new arrangement and the Adviser has agreed to pass through the savings it realizes from the lower aggregate subadvisory fee by waiving a portion of its advisory fee; and (iii) are reasonable.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the new subadvisory agreement with RS Investments would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the new subadvisory agreement with RS Investments.

Annual report | Natural Resources Fund	43

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	198

Director, Island Commuter Corp. (marine transport). Trustee of John Hancock Variable Insurance
Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock
Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	198

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: Lincoln Educational Services Corporation (since 2004), Symetra Financial
Corporation (since 2010) and PMA Capital Corporation (2004–2010). Trustee of John Hancock Variable
Insurance Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock
Funds III (2005–2006).

Grace K. Fey, Born: 1946	2008	198

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).

Theron S. Hoffman, Born: 1947	2008	198

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee of John Hancock Variable Insurance Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	198

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984). Trustee of Virtus Variable Insurance Trust (formerly, the Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee of John Hancock Variable Insurance Trust (since 2005) and
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

44	Natural Resources Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	198

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011). Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998). Director, Virtus Funds (formerly, Phoenix Mutual Funds) (since 1988). Trustee of
John Hancock Variable Insurance Trust (since 2004); Chairman of the Board of John Hancock Variable
Insurance Trust (since 2005); Trustee and Chairman of the Board of John Hancock Funds II (since 2005)
and former Trustee of John Hancock Funds III (2005–2006).

Non-Independent Trustee[2]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	198

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Variable Insurance Trust
(since 2005), John Hancock Funds II (since 2005) and John Hancock retail funds (2005–2010).

[1] Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
[2] Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.
3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial
Corporation (or its affiliates), the ultimate parent of the Adviser.

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); Trustee (since 2010)
and President (since 2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust (since 2009).

Annual report | Natural Resources Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds and
John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds and John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds and John Hancock Variable Insurance Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

46	Natural Resources Fund | Annual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadvisers
Grace K. Fey	Wellington Management Company, LLP
Theron S. Hoffman	RS Investment Management Co. LLC
Hassell H. McClellan
Principal distributor
Officers	John Hancock Funds, LLC
Hugh McHaffie
President	Custodian
State Street Bank and Trust Company
Andrew G. Arnott
Executive Vice President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered
public accounting firm
Charles A. Rizzo	PricewaterhouseCoopers LLP
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Natural Resources Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Natural Resources Fund.	354A 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

John Hancock

MUTUAL FUNDS

John Hancock

Strategic Income Opportunities Fund

Annual Report

8.31.12

A look at performance

Total returns for the period ended August 31, 2012

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]	8-31-12	8-31-12

Class A3	2.77	7.87	—	6.87	2.77	46.08	—	52.38	3.68	3.60

Class C3	5.96	7.75	—	6.45	5.96	45.25	—	48.69	3.15	3.06

Class i3,4	7.94	9.45	—	8.28	7.94	57.09	—	65.59	4.17	4.17

Class R2[3,4]	7.68	9.31	—	8.13	7.68	56.05	—	64.19	3.81	–12.28

Class R6[3,4]	8.08	9.52	—	8.34	8.08	57.58	—	66.21	4.20	–11.72

Class NAV [4]	8.19	9.57	—	8.37	8.19	57.94	—	66.52	4.31	4.30

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Sales charges are not applicable for Class I, Class R2, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class C and Class R6 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R6*	Class NAV
Net (%)	1.19	1.89	0.87	1.24	0.81	0.76
Gross (%)	1.25	1.97	0.87	1.51	0.81	0.76

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Strategic Income Opportunities Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class C5	4-28-06	$14,869	$14,869	$14,969

Class I [4]	4-28-06	16,559	16,559	14,969

Class R2 [4]	4-28-06	16,419	16,419	14,969

Class R6 [4]	4-28-06	16,621	16,621	14,969

Class NAV [4]	4-28-06	16,652	16,652	14,969

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to a look at performance

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2 From 4-28-06.
3 Class A, Class C and Class I shares were first offered on 1-4-10, Class R6 shares were first offered on 9-1-11 and Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R6 and Class R2 shares, respectively.
4 For certain types of investors, as described in the Fund’s prospectuses.
5 No contingent deferred sales charge is applicable.

Annual report | Strategic Income Opportunities Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset management a division of manulife Asset management (US) LLC

During the 12-month period ended August 31, 2012, global bond markets generally produced positive returns, with U.S. high-yield corporate bonds leading the way. For the 12 months ended August 31, 2012, John Hancock Strategic Income Opportunities Fund’s Class A shares posted a total return of 7.61%, excluding sales charges. During the same one-year period, the broad Barclays Capital U.S. Aggregate Bond Index, the Fund’s benchmark, gained 5.78%. Asset allocation was the biggest factor driving the Fund’s results versus its benchmark index. In particular, exposure to U.S. corporate high-yield bonds had a positive impact. Within the high-yield asset class, overweighing lower-rated securities contributed to outperformance as they generally generated bigger gains than their higher-rated counterparts. Elsewhere, the Fund’s holdings in non-agency mortgage securities — those backed by financial institutions rather than U.S. government agencies — also fared well due to low supply and the stabilizing U.S. housing market. Relative to the benchmark index, the Fund’s underweight position in U.S. Treasury bonds and its overall shorter duration (interest-rate sensitivity) detracted during the period. The Fund’s exposure to non-U.S. dollar-denominated emerging-market debt produced uneven results. In several cases, the Fund was hurt more by currency movements than by adverse developments related to the bonds themselves. Some of these currency-related losses in non-U.S. dollar bonds were offset by the Fund’s currency hedging activity. Outside of currency movements, the Fund saw gains from holdings in the Philippines which were aided by a credit upgrade early in the period, as well as subsequent positive outlooks issued by credit-rating agencies. Additionally, the Fund’s exposure to bonds issued in some developed countries whose economies are largely driven by commodity exports, led by Australia, was a plus for relative performance as these bonds rallied as commodity prices rose. The Fund also was helped by management’s use of developed markets currencies to hedge other bond positions, with euro and sterling hedges providing the biggest boost to relative performance.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs.

8	Strategic Income Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,028.50	$5.97

Class C	1,000.00	1,024.90	9.52

Class I	1,000.00	1,030.10	4.39

Class R2	1,000.00	1,028.30	6.22

Class R6	1,000.00	1,031.20	4.24

Class NAV	1,000.00	1,030.80	3.73

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Strategic Income Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,019.30	$5.94

Class C	1,000.00	1,015.70	9.47

Class I	1,000.00	1,020.80	4.37

Class R2	1,000.00	1,019.00	6.19

Class R6	1,000.00	1,021.00	4.22

Class NAV	1,000.00	1,021.50	3.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87%, 0.86%, 1.22%, 0.83% and 0.73% for Class A, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10	Strategic Income Opportunities Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	42.8%	Capital Preferred Securities	2.8%

Foreign Government Obligations	26.9%	Convertible Bonds	1.8%

Common Stocks	4.5%	U.S. Government	1.5%

Preferred Securities	4.5%	Asset-Backed Securities	0.7%

Collateralized Mortgage Obligations	4.5%	Short-Term Investments & Other	6.8%

Term Loans	3.2%

Quality Composition[1,4]

U.S. Government	1.5%	BB	12.5%

U.S. Government Agency		B	18.2%
Collateralized Mortgage Obligations	0.3%
		CCC & Below	8.0%
AAA	16.9%
		Not Rated	2.2%
AA	6.1%
		Equities	9.0%
A	4.6%
		Short-Term Investments & Other	6.8%
BBB	13.9%

Top 10 Countries[1,2,3]

United States	51.9%	Australia	3.2%

Canada	4.4%	South Korea	2.7%

Singapore	4.3%	Indonesia	2.1%

Philippines	3.6%	Germany	1.9%

New Zealand	3.4%	Luxembourg	1.8%

1 As a percentage of net assets on 8-31-12.
2 Cash and cash equivalents not included.
3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Higher-yielding bonds are riskier than lower-yielding bonds and their value may fluctuate more in response to market conditions. The Fund may not be appropriate for all investors. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of these sectors.
4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All are as of 8-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Strategic Income Opportunities Fund	11

Fund’s investments

As of 8-31-12

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 42.8%			$1,370,609,395

(Cost $1,311,445,672)

Consumer Discretionary 7.8%				248,686,750

Auto Components 1.1%

Allison Transmission, Inc. (S)	7.125	05-15-19	$8,000,000	8,460,000

Hyva Global BV (S)	8.625	03-24-16	2,600,000	2,236,000

Lear Corp.	8.125	03-15-20	3,186,000	3,584,250

Tenneco, Inc.	6.875	12-15-20	2,545,000	2,774,050

The Goodyear Tire & Rubber Company	7.000	05-15-22	15,105,000	15,709,200

The Goodyear Tire & Rubber Company	8.750	08-15-20	1,905,000	2,124,075

TRW Automotive, Inc. (S)	8.875	12-01-17	340,000	378,250

Automobiles 0.6%

Chrysler Group LLC	8.250	06-15-21	1,605,000	1,693,275

Ford Motor Company	6.625	10-01-28	5,829,000	6,518,419

Ford Motor Company	7.450	07-16-31	3,139,000	3,876,639

Ford Motor Credit Company LLC	4.250	02-03-17	5,680,000	5,944,586

Ford Motor Credit Company LLC	8.700	10-01-14	1,100,000	1,244,398

Food Products 0.1%

Simmons Foods, Inc. (S)	10.500	11-01-17	4,285,000	3,706,525

Hotels, Restaurants & Leisure 1.0%

Ameristar Casinos, Inc.	7.500	04-15-21	1,260,000	1,351,350

Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07-13-16	7,480,000	3,887,581

CCM Merger, Inc. (S)	9.125	05-01-19	7,150,000	7,185,750

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	1,295,000	809

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	464,000	426,880

MGM Resorts International	6.625	07-15-15	13,505,000	14,078,963

MGM Resorts International (S)	8.625	02-01-19	2,550,000	2,715,750

Waterford Gaming LLC (S)	8.625	09-15-14	1,478,092	873,351

Wok Acquisition Corp. (S)	10.250	06-30-20	1,090,000	1,141,775

Household Durables 0.5%

Beazer Homes USA, Inc. (S)	6.625	04-15-18	1,480,000	1,513,300

Beazer Homes USA, Inc.	8.125	06-15-16	4,180,000	4,263,600

Beazer Homes USA, Inc.	9.125	05-15-19	1,575,000	1,539,563

Corp. GEO SAB de CV (S)	8.875	03-27-22	1,200,000	1,194,000

Meritage Homes Corp.	7.000	04-01-22	2,545,000	2,672,250

Standard Pacific Corp.	8.375	05-15-18	2,020,000	2,262,400

Standard Pacific Corp.	8.375	01-15-21	1,385,000	1,544,275

12	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Media 3.6%

AMC Entertainment, Inc.	8.750	06-01-19	$6,535,000	$7,155,825

AMC Entertainment, Inc.	9.750	12-01-20	6,210,000	6,862,050

Cablevision Systems Corp.	8.000	04-15-20	8,680,000	9,613,100

Cablevision Systems Corp.	8.625	09-15-17	2,680,000	3,068,600

CCO Holdings LLC	7.000	01-15-19	9,560,000	10,396,500

Cinemark USA, Inc.	7.375	06-15-21	3,200,000	3,576,000

Cinemark USA, Inc.	8.625	06-15-19	500,000	560,000

Clear Channel Communications, Inc.	9.000	03-01-21	1,690,000	1,449,175

Clear Channel Communications, Inc.	10.750	08-01-16	9,175,000	5,780,250

Clear Channel Communications, Inc., PIK	11.000	08-01-16	5,434,203	3,369,206

Comcast Corp.	4.950	06-15-16	1,165,000	1,325,609

DISH DBS Corp. (S)	4.625	07-15-17	1,405,000	1,419,050

DISH DBS Corp.	7.875	09-01-19	14,375,000	16,513,281

Nexstar Broadcasting, Inc.	7.000	01-15-14	24,000	23,760

Nexstar Broadcasting, Inc., PIK	7.000	01-15-14	964,997	955,347

Ono Finance II PLC (S)	10.875	07-15-19	395,000	316,000

Quebecor Media, Inc. (CAD) (D)(S)	7.375	01-15-21	985,000	1,059,194

Regal Entertainment Group	9.125	08-15-18	1,530,000	1,705,950

Shaw Communications, Inc. (CAD) (D)	5.500	12-07-20	1,580,000	1,752,161

Shaw Communications, Inc. (CAD) (D)	5.700	03-02-17	610,000	683,992

Shaw Communications, Inc. (CAD) (D)	6.500	06-02-14	1,225,000	1,332,146

Sirius XM Radio, Inc. (S)	5.250	08-15-22	2,975,000	2,975,000

Univision Communications, Inc. (S)	6.750	09-15-22	8,970,000	9,003,638

Videotron Ltee (CAD) (D)	7.125	01-15-20	290,000	317,728

Videotron Ltee (CAD) (D)(S)	7.125	01-15-20	1,780,000	1,949,757

Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,447,773

WMG Acquisition Corp.	11.500	10-01-18	10,810,000	11,863,975

XM Satellite Radio, Inc. (S)	7.625	11-01-18	7,200,000	7,956,000

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	4,429,000	4,773,784

Michaels Stores, Inc.	11.375	11-01-16	2,725,000	2,864,684

Specialty Retail 0.4%

Automotores Gildemeister SA (S)	8.250	05-24-21	6,505,000	7,025,400

Empire Today LLC (S)	11.375	02-01-17	1,500,000	1,571,250

Gymboree Corp.	9.125	12-01-18	795,000	755,250

Hillman Group, Inc.	10.875	06-01-18	2,640,000	2,844,600

Toys R Us Property Company II LLC	8.500	12-01-17	1,285,000	1,391,013

Textiles, Apparel & Luxury Goods 0.3%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	4,545,000	4,897,238

PVH Corp.	7.375	05-15-20	2,885,000	3,231,200

Consumer Staples 1.9%				62,513,708

Beverages 0.2%

Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11-17-15	7,218,000	3,982,541

Corp. Lindley SA (S)	6.750	11-23-21	2,745,000	3,060,675

Food & Staples Retailing 0.3%

Rite Aid Corp.	9.250	03-15-20	10,100,000	10,377,750

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Food Products 0.3%

B&G Foods, Inc.	7.625	01-15-18	$2,755,000	$2,987,453

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	2,310,000	2,483,250

Marfrig Holding Europe BV (S)	8.375	05-09-18	2,624,000	2,072,960

TreeHouse Foods, Inc.	7.750	03-01-18	2,005,000	2,185,450

Household Products 1.1%

Reynolds Group Issuer, Inc.	8.250	02-15-21	870,000	854,775

Reynolds Group Issuer, Inc.	8.500	05-15-18	3,295,000	3,336,188

Reynolds Group Issuer, Inc.	9.000	04-15-19	20,495,000	20,828,044

Yankee Candle Company, Inc.	8.500	02-15-15	121,000	122,966

Yankee Candle Company, Inc., Series B	9.750	02-15-17	1,120,000	1,171,800

YCC Holdings LLC, PIK	10.250	02-15-16	7,485,000	7,793,756

Personal Products 0.0%

Revlon Consumer Products Corp.	9.750	11-15-15	1,185,000	1,256,100

Energy 3.6%				114,504,613

Energy Equipment & Services 0.6%

Calfrac Holdings LP (S)	7.500	12-01-20	3,485,000	3,415,300

Forbes Energy Services, Ltd.	9.000	06-15-19	2,325,000	2,255,250

Inkia Energy, Ltd. (S)	8.375	04-04-21	6,790,000	7,265,300

Offshore Group Investments, Ltd.	11.500	08-01-15	253,000	279,565

PHI, Inc.	8.625	10-15-18	3,880,000	4,015,800

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,575,000	1,693,125

Weatherford International, Ltd.	9.625	03-01-19	800,000	1,046,674

Oil, Gas & Consumable Fuels 3.0%

Alpha Natural Resources, Inc.	6.250	06-01-21	5,530,000	4,949,350

Arch Coal, Inc.	7.000	06-15-19	2,640,000	2,389,200

Arch Coal, Inc.	7.250	06-15-21	7,650,000	6,904,125

Bill Barrett Corp.	7.000	10-15-22	4,325,000	4,303,375

Energy Partners, Ltd.	8.250	02-15-18	1,325,000	1,343,219

EP Energy LLC (S)	7.750	09-01-22	3,320,000	3,328,300

EP Energy LLC (S)	9.375	05-01-20	10,658,000	11,590,575

EV Energy Partners LP	8.000	04-15-19	3,330,000	3,438,225

Linn Energy LLC (S)	6.250	11-01-19	3,595,000	3,550,063

Linn Energy LLC	8.625	04-15-20	2,140,000	2,311,200

MarkWest Energy Partners LP	6.500	08-15-21	2,085,000	2,236,163

McMoRan Exploration Company	11.875	11-15-14	5,875,000	6,161,406

Niska Gas Storage US LLC	8.875	03-15-18	3,550,000	3,621,000

Pan American Energy LLC (S)	7.875	05-07-21	3,370,000	2,923,475

Peabody Energy Corp. (S)	6.250	11-15-21	6,160,000	6,267,800

Pertamina Persero PT (S)	5.250	05-23-21	2,410,000	2,620,875

Pertamina Persero PT (S)	6.500	05-27-41	1,730,000	1,963,550

Petrobras International Finance Company	5.375	01-27-21	3,600,000	4,008,650

Petroleos Mexicanos	6.000	03-05-20	2,120,000	2,528,100

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	5,065,000	5,660,138

Regency Energy Partners LP	9.375	06-01-16	2,802,000	3,082,200

Valero Energy Corp.	4.500	02-01-15	485,000	522,275

Valero Energy Corp.	6.125	02-01-20	485,000	581,260

W&T Offshore, Inc.	8.500	06-15-19	4,285,000	4,617,088

14	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

Westmoreland Coal Company	10.750	02-01-18	$3,315,000	$3,074,663

Williams Partners LP	7.250	02-01-17	460,000	557,324

Financials 14.9%				476,914,482

Capital Markets 0.4%

Affinion Group Holdings, Inc.	11.625	11-15-15	4,370,000	2,884,200

E*TRADE Financial Corp.	6.750	06-01-16	3,295,000	3,426,800

Hongkong Land Treasury Services (Singapore)
Pte, Ltd. (SGD) (D)	3.860	12-29-17	2,500,000	2,109,095

Temasek Financial I, Ltd. (SGD) (D)	3.265	02-19-20	5,250,000	4,661,768

Commercial Banks 4.2%

ANZ National International, Ltd. (SGD) (D)	2.950	07-27-15	2,750,000	2,262,525

Banco de Galicia y Buenos Aires (S)	8.750	05-04-18	5,280,000	4,303,200

Banco Safra SA (BRL) (D)(S)	10.250	08-08-16	3,326,000	1,708,141

Banco Votorantim SA (BRL) (D)(S)	6.250	05-16-16	7,000,000	3,861,914

Bancolombia SA	5.950	06-03-21	4,495,000	4,955,738

BBVA Bancomer SA (S)	6.500	03-10-21	7,610,000	8,047,575

CIT Group, Inc. (S)	7.000	05-02-17	11,935,793	11,947,729

Citizens Republic Bancorp, Inc.	5.750	02-01-13	3,500,000	3,385,897

DBS Bank, Ltd. (IDR) (D)(S)	6.890	12-23-13	86,000,000,000	8,479,140

First Niagara Financial Group, Inc.	7.250	12-15-21	13,890,000	16,081,411

First Tennessee Bank NA	5.050	01-15-15	508,000	524,222

Regions Bank	6.450	06-26-37	1,250,000	1,251,563

Regions Financial Corp.	7.375	12-10-37	3,615,000	3,759,600

Standard Chartered Bank (SGD) (D)	2.220	07-05-13	6,000,000	4,836,212

State Bank of India/London (S)	4.500	07-27-15	1,760,000	1,809,456

Synovus Financial Corp.	5.125	06-15-17	760,000	733,400

Synovus Financial Corp.	7.875	02-15-19	4,515,000	4,943,925

The Royal Bank of Scotland Group PLC (7.648% to
9-30-31, then 3 month LIBOR + 2.500%) (Q)	7.648	09-30-31	7,415,000	6,970,100

The Royal Bank of Scotland PLC (SGD) (D)(P)	2.178	03-31-14	7,500,000	5,979,862

United Community Banks, Inc. (S)	7.500	09-30-15	2,075,000	1,934,938

Wells Fargo & Company	2.625	12-15-16	5,845,000	6,192,783

Western Alliance Bancorp	10.000	09-01-15	2,200,000	2,387,000

Wilmington Trust Corp.	4.875	04-15-13	3,905,000	3,966,223

Wilmington Trust Corp.	8.500	04-02-18	10,405,000	12,587,886

Zions Bancorporation	4.000	06-20-16	5,875,000	5,845,625

Zions Bancorporation	6.000	09-15-15	5,930,000	6,222,794

Consumer Finance 0.2%

Capital One Financial Corp.	6.150	09-01-16	6,605,000	7,427,943

Diversified Financial Services 6.2%

Alfa Bank OJSC (S)	7.750	04-28-21	2,450,000	2,526,685

Banco Continental SA (7.375% to 10-7-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	1,625,000	1,759,538

Citigroup, Inc. (NZD) (D)	6.250	06-29-17	8,565,000	6,965,029

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands (NZD) (D)	5.125	03-12-13	4,156,000	3,360,433

Corp Andina de Fomento	3.750	01-15-16	2,210,000	2,314,190

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

Council of Europe Development Bank (AUD) (D)	5.250	05-27-13	2,760,000	$2,882,563

Eurofima (AUD) (D)	6.000	01-28-14	8,090,000	8,626,202

European Investment Bank (NOK) (D)	4.250	02-04-15	70,100,000	12,755,857

European Investment Bank (AUD) (D)	5.375	05-20-14	13,665,000	14,518,305

European Investment Bank (NZD) (D)	6.500	09-10-14	3,920,000	3,342,350

Forethought Financial Group, Inc. (S)	8.625	04-15-21	3,000,000	3,120,729

General Electric Capital Australia Funding Pty,
Ltd. (AUD) (D)	6.750	02-18-14	2,200,000	2,357,775

General Electric Capital Australia Funding Pty,
Ltd. (AUD) (D)	7.000	10-08-15	5,300,000	5,893,899

General Electric Capital Corp. (SEK) (D)	4.875	04-05-16	41,000,000	6,598,011

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	11,500,000	12,560,760

General Electric Capital Corp., Series A (NZD) (D)	7.625	12-10-14	14,055,000	12,125,674

Gruposura Finance (S)	5.700	05-18-21	3,475,000	3,735,625

Inter-American Development Bank (INR) (D)	4.750	01-10-14	166,600,000	2,926,020

Inter-American Development Bank (AUD) (D)	5.375	05-27-14	5,000,000	5,351,669

Inter-American Development Bank, Series MPLE
(CAD) (D)	4.250	12-02-12	495,000	505,651

Intercorp Retail Trust (S)	8.875	11-14-18	3,010,000	3,295,950

International Bank for Reconstruction &
Development (NZD) (D)	4.500	08-16-16	5,300,000	4,448,264

International Bank for Reconstruction &
Development (NZD) (D)	5.375	12-15-14	7,930,000	6,703,157

International Finance Corp. (AUD) (D)	7.500	02-28-13	2,515,000	2,648,141

iPayment, Inc.	10.250	05-15-18	1,655,000	1,514,325

Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12-15-14	39,250,000	7,078,254

Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05-13-15	15,350,000	16,760,629

Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	01-19-16	10,200,000	11,303,226

Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08-20-20	18,700,000	21,501,926

Kreditanstalt fuer Wiederaufbau (IDR) (D)	7.000	10-22-12	47,700,000,000	4,985,113

Moody’s Corp.	4.500	09-01-22	985,000	1,024,965

SPL Logistics Escrow LLC (S)	8.875	08-01-20	2,415,000	2,487,450

Insurance 2.3%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	13,870,000	16,557,313

CNO Financial Group, Inc. (S)	9.000	01-15-18	3,770,000	4,123,438

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	9,270,000	7,462,350

MetLife, Inc.	6.400	12-15-36	4,400,000	4,685,446

Prudential Financial, Inc. (5.875% to 9-15-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	4,460,000	4,504,600

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	1,095,000	1,073,100

The Allstate Corp. (P)	6.125	05-15-37	19,820,000	20,340,275

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	2,235,000	2,366,306

XL Group PLC, Series E (6.500% to 4-15-17,
then 3 month LIBOR + 2.458%) (Q)	6.500	04-15-17	12,383,000	11,284,009

16	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Real Estate Investment Trusts 0.4%

DuPont Fabros Technology LP	8.500	12-15-17	$1,630,000	$1,801,150

Goodman Funding Pty, Ltd. (S)	6.000	03-22-22	5,690,000	5,962,164

Host Hotels & Resorts LP (S)	5.250	03-15-22	4,580,000	4,894,875

Real Estate Management & Development 0.9%

CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08-24-17	7,750,000	6,426,618

Country Garden Holdings Company, Ltd. (S)	11.125	02-23-18	1,190,000	1,221,178

Realogy Corp. (S)	7.625	01-15-20	585,000	637,650

Realogy Corp. (S)	7.875	02-15-19	2,695,000	2,775,850

Realogy Corp.	11.500	04-15-17	6,055,000	6,433,438

Realogy Corp.	12.000	04-15-17	7,586,484	7,946,842

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	2,940,000	2,888,550

Thrifts & Mortgage Finance 0.3%

Nationstar Mortgage LLC (S)	9.625	05-01-19	7,042,000	7,746,200

Nationstar Mortgage LLC	10.875	04-01-15	2,120,000	2,316,100

Health Care 2.1%				67,710,145

Biotechnology 0.0%

Grifols, Inc.	8.250	02-01-18	1,390,000	1,529,000

Health Care Equipment & Supplies 0.2%

Alere, Inc.	8.625	10-01-18	5,390,000	5,565,175

Health Care Providers & Services 1.5%

BioScrip, Inc.	10.250	10-01-15	4,931,000	5,325,480

Community Health Systems, Inc.	7.125	07-15-20	2,170,000	2,273,075

Community Health Systems, Inc.	8.000	11-15-19	2,750,000	2,970,000

Emergency Medical Services Corp.	8.125	06-01-19	650,000	693,875

ExamWorks Group, Inc.	9.000	07-15-19	7,420,000	7,698,250

HCA, Inc.	7.500	02-15-22	8,550,000	9,511,875

HCA, Inc.	8.000	10-01-18	1,600,000	1,820,000

HCA, Inc.	8.500	04-15-19	4,105,000	4,628,388

LifePoint Hospitals, Inc.	6.625	10-01-20	480,000	514,200

National Mentor Holdings, Inc. (S)	12.500	02-15-18	7,070,000	7,096,513

Vanguard Health Holding Company II LLC	7.750	02-01-19	4,419,000	4,606,808

Pharmaceuticals 0.4%

Catalent Pharma Solutions, Inc. (P)	9.500	04-15-15	9,547,018	9,785,693

Endo Health Solutions, Inc.	7.250	01-15-22	3,170,000	3,443,413

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	240,000	248,400

Industrials 3.4%				108,292,617

Aerospace & Defense 0.2%

Bombardier, Inc. (S)	7.750	03-15-20	730,000	821,250

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	2,485,000	2,646,525

TransDigm, Inc.	7.750	12-15-18	3,080,000	3,430,350

Airlines 1.1%

America West Airlines 2001-1 Pass
Through Trust	7.100	04-02-21	2,845,458	2,923,708

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	1,444,751	1,567,555

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Airlines (continued)

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	$1,777,786	$1,942,231

Delta Air Lines, Inc. (S)	9.500	09-15-14	3,442,000	3,614,100

Delta Air Lines, Inc. (S)	12.250	03-15-15	2,405,000	2,615,438

TAM Capital 3, Inc. (S)	8.375	06-03-21	4,325,000	4,671,000

TAM Capital, Inc.	7.375	04-25-17	1,690,000	1,791,400

UAL 2009-1 Pass Through Trust	10.400	11-01-16	815,409	939,758

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,247,825	1,428,760

United Air Lines, Inc. (S)	9.875	08-01-13	308,000	315,700

United Air Lines, Inc. (S)	12.000	11-01-13	4,610,000	4,759,825

US Airways 2012-1 Class A Pass Through Trust
Series 2012-1A, Class PTT	5.900	10-01-24	2,040,000	2,152,200

US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19	6,100,000	6,237,250

Building Products 0.2%

Euramax International, Inc.	9.500	04-01-16	1,085,000	976,500

Nortek, Inc.	8.500	04-15-21	1,740,000	1,848,750

Nortek, Inc.	10.000	12-01-18	3,800,000	4,161,000

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	330,000	373,725

Commercial Services & Supplies 0.3%

Covanta Holding Corp.	7.250	12-01-20	6,140,000	6,854,622

Garda World Security Corp. (S)	9.750	03-15-17	3,285,000	3,465,675

Construction & Engineering 0.3%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	3,189,420	3,093,737

Empresas ICA SAB de CV (S)	8.375	07-24-17	2,010,000	2,055,225

Tutor Perini Corp.	7.625	11-01-18	3,975,000	4,054,500

Electrical Equipment 0.2%

Coleman Cable, Inc.	9.000	02-15-18	2,550,000	2,703,000

WPE International Cooperatief UA (S)	10.375	09-30-20	5,640,000	4,724,628

Industrial Conglomerates 0.4%

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	1,220,000	1,321,486

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	1,495,000	1,637,025

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	8,065,000	8,548,900

Smiths Group PLC (S)	7.200	05-15-19	190,000	233,473

Machinery 0.1%

Thermadyne Holdings Corp.	9.000	12-15-17	1,875,000	1,959,375

Volvo Treasury AB (S)	5.950	04-01-15	1,215,000	1,329,332

Marine 0.1%

Navios Maritime Holdings, Inc.	8.125	02-15-19	2,370,000	2,067,825

Navios South American Logistics, Inc.	9.250	04-15-19	1,120,000	1,036,000

Road & Rail 0.3%

Avis Budget Car Rental LLC	9.625	03-15-18	1,655,000	1,837,050

Georgian Railway JSC (S)	7.750	07-11-22	2,095,000	2,306,426

Swift Services Holdings, Inc.	10.000	11-15-18	4,125,000	4,527,188

Trading Companies & Distributors 0.1%

Aircastle, Ltd.	6.750	04-15-17	555,000	599,400

Aircastle, Ltd.	7.625	04-15-20	570,000	631,275

18	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Transportation Infrastructure 0.1%

SCF Capital, Ltd. (S)	5.375	10-27-17	$4,110,000	$4,089,450

Information Technology 0.9%				29,001,264

Communications Equipment 0.0%

Hughes Satellite Systems Corp.	7.625	06-15-21	475,000	524,875

Computers & Peripherals 0.2%

Seagate HDD Cayman	7.000	11-01-21	4,600,000	4,922,000

Electronic Equipment, Instruments & Components 0.3%

CDW LLC	12.535	10-12-17	6,215,000	6,665,588

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	1,745,000	1,888,963

Internet Software & Services 0.1%

j2 Global, Inc. (S)	8.000	08-01-20	1,790,000	1,798,950

Zayo Group LLC	8.125	01-01-20	2,575,000	2,735,938

IT Services 0.2%

Brightstar Corp. (S)	9.500	12-01-16	5,770,000	6,058,500

Equinix, Inc.	8.125	03-01-18	960,000	1,065,600

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,065,000	3,340,850

Materials 4.1%				132,395,076

Chemicals 0.1%

American Pacific Corp.	9.000	02-01-15	1,365,000	1,395,713

Ferro Corp.	7.875	08-15-18	375,000	350,625

Polymer Group, Inc.	7.750	02-01-19	480,000	514,800

Construction Materials 0.3%

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	2,505,000	2,467,425

Votorantim Cimentos SA (S)	7.250	04-05-41	6,510,000	6,933,150

Vulcan Materials Company	7.500	06-15-21	1,215,000	1,351,688

Containers & Packaging 1.4%

AEP Industries, Inc.	8.250	04-15-19	2,925,000	3,115,125

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	4,795,000	5,136,644

Ball Corp.	6.750	09-15-20	11,970,000	13,226,850

Berry Plastics Corp.	9.500	05-15-18	4,385,000	4,735,800

Berry Plastics Corp.	9.750	01-15-21	3,360,000	3,721,200

Cascades, Inc.	7.875	01-15-20	745,000	772,938

Graphic Packaging International, Inc.	7.875	10-01-18	283,000	315,545

Graphic Packaging International, Inc.	9.500	06-15-17	2,855,000	3,147,638

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	4,700,000	5,358,000

Pretium Packaging LLC	11.500	04-01-16	1,320,000	1,333,200

Tekni-Plex, Inc. (S)	9.750	06-01-19	3,615,000	3,777,675

Metals & Mining 1.8%

APERAM (S)	7.750	04-01-18	1,690,000	1,402,700

CSN Islands XI Corp. (S)	6.875	09-21-19	510,000	567,375

CSN Islands XII Corp. (Q)(S)	7.000	09-29-49	2,375,000	2,398,750

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	3,728,000	3,616,160

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	11,595,000	10,667,400

Gerdau Holdings, Inc. (S)	7.000	01-20-20	1,175,000	1,346,844

Gerdau Trade, Inc. (S)	5.750	01-30-21	4,610,000	4,898,125

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Metals & Mining (continued)

Inmet Mining Corp. (S)	8.750	06-01-20	$5,740,000	$5,897,850

Metinvest BV (S)	8.750	02-14-18	4,175,000	3,887,969

Rain CII Carbon LLC (S)	8.000	12-01-18	2,560,000	2,630,400

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	1,795,000	2,434,591

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	1,540,000	2,113,203

SunCoke Energy, Inc.	7.625	08-01-19	4,735,000	4,782,350

Teck Resources, Ltd.	10.750	05-15-19	253,000	307,395

Thompson Creek Metals Company, Inc.	7.375	06-01-18	2,775,000	2,067,375

Vale Overseas, Ltd.	4.625	09-15-20	2,005,000	2,103,897

Vedanta Resources PLC (S)	8.250	06-07-21	4,088,000	3,904,040

Winsway Coking Coal Holding, Ltd. (S)	8.500	04-08-16	2,930,000	2,468,525

Paper & Forest Products 0.5%

Celulosa Arauco y Constitucion SA	5.000	01-21-21	1,810,000	1,924,010

Clearwater Paper Corp.	10.625	06-15-16	195,000	217,913

Longview Fibre Paper & Packaging, Inc. (S)	8.000	06-01-16	1,735,000	1,795,725

Mercer International, Inc.	9.500	12-01-17	2,365,000	2,500,988

Resolute Forest Products	10.250	10-15-18	2,650,000	3,034,250

Sappi Papier Holding GmbH (S)	7.500	06-15-32	6,715,000	5,506,300

Sappi Papier Holding GmbH (S)	7.750	07-15-17	1,565,000	1,635,425

Sappi Papier Holding GmbH (S)	8.375	06-15-19	600,000	631,500

Telecommunication Services 3.6%				115,923,547

Diversified Telecommunication Services 2.6%

American Tower Corp.	4.700	03-15-22	2,820,000	3,053,332

American Tower Corp.	7.000	10-15-17	4,042,000	4,805,881

Axtel SAB de CV (S)	7.625	02-01-17	4,015,000	2,328,700

Axtel SAB de CV (S)	9.000	09-22-19	3,250,000	1,885,000

Cincinnati Bell, Inc.	8.375	10-15-20	5,595,000	5,930,700

Cincinnati Bell, Inc.	8.750	03-15-18	6,225,000	6,287,250

Crown Castle Towers LLC (S)	4.883	08-15-20	5,791,000	6,407,996

Frontier Communications Corp.	7.125	03-15-19	1,045,000	1,102,475

Frontier Communications Corp.	7.125	01-15-23	9,225,000	9,386,438

Frontier Communications Corp.	9.250	07-01-21	1,815,000	2,069,100

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,215,000	3,254,776

GTP Towers Issuer LLC (S)	8.112	02-15-15	3,165,000	3,321,677

Intelsat Jackson Holdings SA	11.250	06-15-16	250,000	263,125

Intelsat Luxembourg SA	11.250	02-04-17	11,040,000	11,592,000

Intelsat Luxembourg SA, PIK	11.500	02-04-17	2,995,000	3,144,750

Level 3 Communications, Inc. (S)	8.875	06-01-19	700,000	714,000

Level 3 Financing, Inc.	10.000	02-01-18	540,000	592,650

Oi SA (BRL) (D)(S)	9.750	09-15-16	4,668,000	2,399,654

Sable International Finance, Ltd. (S)	7.750	02-15-17	915,000	958,463

Satmex Escrow SA de CV	9.500	05-15-17	3,293,000	3,391,790

SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04-08-20	1,000,000	852,027

West Corp.	11.000	10-15-16	6,745,000	7,031,663

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,635,000	1,504,200

20	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Wireless Telecommunication Services 1.0%

CC Holdings GS V LLC (S)	7.750	05-01-17	$1,250,000	$1,343,750

Data & Audio Visual Enterprises Wireless, Inc.
(CAD) (D)	9.500	04-29-18	1,991,000	1,716,815

Digicel Group, Ltd. (S)	8.875	01-15-15	4,495,000	4,551,188

Digicel Group, Ltd. (S)	10.500	04-15-18	1,924,000	2,077,920

Digicel, Ltd. (S)	7.000	02-15-20	1,275,000	1,268,625

Digicel, Ltd. (S)	8.250	09-01-17	4,070,000	4,314,200

Nextel Communications, Inc.	7.375	08-01-15	3,727,000	3,745,635

SBA Telecommunications, Inc. (S)	5.750	07-15-20	3,495,000	3,652,275

SBA Tower Trust (S)	5.101	04-17-17	3,941,000	4,394,542

Sprint Capital Corp.	8.750	03-15-32	5,365,000	5,418,650

Sprint Nextel Corp. (S)	9.000	11-15-18	985,000	1,162,300

Utilities 0.5%				14,667,193

Electric Utilities 0.3%

Appalachian Power Company	5.000	06-01-17	900,000	1,019,962

Centrais Eletricas do Para SA (H)(S)	10.500	06-03-16	2,975,000	886,550

Cia de Eletricidade do Estado da Bahia
(BRL) (D)(S)	11.750	04-27-16	3,317,000	1,756,626

Dubai Electricity & Water Authority (S)	7.375	10-21-20	3,365,000	3,792,355

Independent Power Producers & Energy Traders 0.1%

AES Andres Dominicana, Ltd. (S)	9.500	11-12-20	2,925,000	3,071,250

GenOn Energy, Inc.	7.875	06-15-17	888,000	937,950

Water Utilities 0.1%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)	6.250	12-16-20	3,000,000	3,202,500

U.S. Government 1.5%				$47,347,088

(Cost $46,431,228)

U.S. Government 1.5%				47,347,088
U.S. Treasury Notes	0.875	02-28-17	46,590,000	47,347,088

Foreign Government Obligations 26.9%			$859,833,894

(Cost $826,380,993)

Argentina 0.4%				12,765,525
Provincia de Buenos Aires (S)	10.875	01-26-21	2,585,000	1,667,325

Provincia de Buenos Aires (S)	11.750	10-05-15	3,720,000	3,050,400

Provincia de Cordoba (S)	12.375	08-17-17	2,280,000	1,653,000

Provincia de Neuquen (S)	7.875	04-26-21	5,005,000	4,304,300

Republic of Argentina	8.750	06-02-17	2,260,000	2,090,500

Australia 2.3%				73,711,122
New South Wales Treasury Corp. (AUD) (D)	6.000	05-01-20	20,000,000	23,802,321

Queensland Treasury Corp. (AUD) (D)	6.000	10-21-15	27,105,000	30,163,713

Queensland Treasury Corp. (AUD) (D)	6.000	04-21-16	17,608,000	19,745,088

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Brazil 0.8%				$26,537,086
Federative Republic of Brazil (BRL) (D)	8.500	01-05-24	26,895,000	14,905,599

Federative Republic of Brazil (BRL) (D)	10.250	01-10-28	18,482,000	11,631,487

Canada 3.2%				104,172,729
Canada Housing Trust No. 1 (CAD) (D)(S)	2.750	06-15-16	11,180,000	11,841,103

Government of Canada (CAD) (D)	2.500	06-01-15	11,710,000	12,296,599

Government of Canada (CAD) (D)	2.750	09-01-16	3,000,000	3,213,431

Government of Canada (CAD) (D)	3.000	12-01-15	10,535,000	11,276,378

Government of Canada (CAD) (D)	4.000	06-01-16	20,975,000	23,391,354

Ontario School Boards Financing Corp.,
Series 01A2 (CAD) (D)	6.250	10-19-16	3,815,000	4,508,918

Province of Ontario (CAD) (D)	3.150	09-08-15	6,210,000	6,588,679

Province of Ontario	3.150	12-15-17	4,115,000	4,532,125

Province of Ontario (CAD) (D)	4.750	06-02-13	4,610,000	4,797,814

Province of Ontario (NZD) (D)	6.250	06-16-15	12,870,000	11,067,935

Province of Quebec (CAD) (D)	5.250	10-01-13	5,870,000	6,207,283

Province of Quebec (NZD) (D)	6.750	11-09-15	5,060,000	4,451,110

Chile 0.1%				2,006,295
Republic of Chile	3.875	08-05-20	1,770,000	2,006,295

Indonesia 2.0%				63,964,597
Republic of Indonesia (S)	5.875	03-13-20	1,365,000	1,608,994

Republic of Indonesia (IDR) (D)	8.250	07-15-21	178,780,000,000	21,272,589

Republic of Indonesia (IDR) (D)	9.500	06-15-15	161,720,000,000	18,622,003

Republic of Indonesia (IDR) (D)	9.500	07-15-31	43,600,000,000	5,791,987

Republic of Indonesia (IDR) (D)	10.000	07-15-17	103,110,000,000	12,674,409

Republic of Indonesia (IDR) (D)	12.500	03-15-13	23,855,000,000	2,595,957

Republic of Indonesia (IDR) (D)	14.250	06-15-13	12,500,000,000	1,398,658

Malaysia 1.3%				40,388,169
Government of Malaysia (MYR) (D)	3.835	08-12-15	69,750,000	22,779,419

Government of Malaysia (MYR) (D)	4.262	09-15-16	52,900,000	17,608,750

Mexico 0.8%				26,624,460
Government of Mexico	5.625	01-15-17	520,000	608,400

Government of Mexico	5.875	02-17-14	550,000	587,125

Government of Mexico (MXN) (D)	6.000	06-18-15	157,000,000	12,248,100

Government of Mexico	8.125	12-30-19	360,000	511,200

Government of Mexico (MXN) (D)	9.500	12-18-14	146,000,000	12,171,060

Government of Mexico, Series A	6.375	01-16-13	490,000	498,575

New Zealand 3.4%				109,682,965
Dominion of New Zealand (NZD) (D)	5.000	03-15-19	27,600,000	24,636,688

Dominion of New Zealand (NZD) (D)	6.000	04-15-15	5,000,000	4,373,268

Dominion of New Zealand (NZD) (D)	6.000	12-15-17	59,260,000	54,847,077

Dominion of New Zealand (NZD) (D)	6.000	05-15-21	26,800,000	25,825,932

22	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Norway 0.9%				$28,850,629
Government of Norway (NOK) (D)	4.500	05-22-19	32,043,000	6,547,546

Government of Norway (NOK) (D)	5.000	05-15-15	68,377,000	12,903,135

Government of Norway (NOK) (D)	6.500	05-15-13	52,700,000	9,399,948

Peru 0.1%				2,299,500
Republic of Peru	7.350	07-21-25	1,575,000	2,299,500

Philippines 3.6%				115,345,983
Republic of Philippines (PHP) (D)	4.950	01-15-21	659,000,000	16,504,367

Republic of Philippines (PHP) (D)	5.875	12-16-20	321,278,240	8,212,903

Republic of Philippines (PHP) (D)	5.875	03-01-32	1,128,885,000	27,526,174

Republic of Philippines (PHP) (D)	6.250	01-14-36	895,000,000	23,784,239

Republic of Philippines (PHP) (D)	6.500	04-28-21	711,400,000	18,945,339

Republic of Philippines (PHP) (D)	8.125	12-16-35	653,520,160	20,372,961

Singapore 3.5%				111,758,962
Republic of Singapore (SGD) (D)	1.375	10-01-14	14,975,000	12,296,151

Republic of Singapore (SGD) (D)	1.625	04-01-13	11,750,000	9,499,354

Republic of Singapore (SGD) (D)	2.375	04-01-17	36,300,000	31,703,252

Republic of Singapore (SGD) (D)	2.875	07-01-15	43,650,000	37,601,787

Republic of Singapore (SGD) (D)	3.250	09-01-20	22,210,000	20,658,418

South Korea 2.7%				85,714,727
Korea Development Bank	4.375	08-10-15	485,000	521,925

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.286	09-10-18	654,810,000	484,042

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.287	03-10-18	654,810,000	491,599

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.296	03-10-17	654,810,000	507,375

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.297	09-10-17	654,810,000	499,700

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.309	09-10-16	654,810,000	515,078

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.315	03-10-16	654,810,000	522,937

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.326	09-10-15	654,810,000	530,732

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.327	03-10-15	654,810,000	538,230

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.347	09-10-14	654,810,000	545,679

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.356	03-10-14	654,810,000	553,280

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.360	03-10-13	654,810,000	568,788

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.371	09-10-13	654,810,000	561,028

Korea Treasury Bond Coupon Strips,
IO (KRW) (D)	3.394	09-10-12	654,810,000	576,888

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
South Korea (continued)
Korea Treasury Bond Principal Strips,
PO (KRW)	3.286	09-10-18	22,776,000,000	$16,836,244

Republic of Korea (KRW) (D)	3.500	06-10-14	5,150,000,000	4,594,892

Republic of Korea (KRW) (D)	3.500	03-10-17	16,000,000,000	14,483,460

Republic of Korea (KRW) (D)	4.000	03-10-16	12,900,000,000	11,812,745

Republic of Korea (KRW) (D)	4.250	06-10-21	16,930,000,000	16,323,392

Republic of Korea (KRW) (D)	5.000	06-10-20	14,205,000,000	14,242,646

Republic of Korea (KRW) (D)	5.750	09-10-18	4,000,000	4,067

Sweden 1.6%				50,963,689
Kingdom of Sweden (SEK) (D)	3.750	08-12-17	100,575,000	17,173,080

Kingdom of Sweden (SEK) (D)	4.500	08-12-15	82,300,000	13,715,797

Kingdom of Sweden (SEK) (D)	5.000	12-01-20	67,615,000	13,136,232

Svensk Exportkredit AB (NZD) (D)	7.625	06-30-14	8,075,000	6,938,580

Turkey 0.1%				2,231,644
Republic of Turkey	6.750	05-30-40	1,735,000	2,231,644

Ukraine 0.1%				2,815,812
City of Kyiv (S)	9.375	07-11-16	1,245,000	1,055,499

Government of Ukraine (S)	6.580	11-21-16	515,000	473,800

Government of Ukraine (S)	7.950	02-23-21	1,365,000	1,286,513

Capital Preferred Securities 2.8%				$91,209,001

(Cost $87,871,009)

Financials 2.8%				91,209,001

Commercial Banks 2.5%

Banponce Trust I, Series A	8.327	02-01-27	750,000	542,468

Cullen/Frost Capital Trust II (P)	1.968	03-01-34	3,479,000	2,788,043

Fifth Third Capital Trust IV (6.500% to
4-15-17 then 3 month LIBOR + 1.368%)	6.500	04-15-37	14,433,000	14,433,000

First Midwest Capital Trust I, Series B	6.950	12-01-33	1,464,000	1,405,440

First Tennessee Capital II	6.300	04-15-34	2,879,000	2,735,050

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%)	5.911	11-30-35	8,618,000	8,381,005

M&T Capital Trust I	8.234	02-01-27	1,335,000	1,355,212

M&T Capital Trust II	8.277	06-01-27	1,630,000	1,660,843

M&T Capital Trust III	9.250	02-01-27	480,000	483,914

PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) (Q)	6.750	08-01-21	4,740,000	5,215,517

Regions Financing Trust II (6.625% to
5-15-27, then 3 month LIBOR + 1.290%)	6.625	05-15-47	12,755,000	12,308,575

SunTrust Preferred Capital I (P)(Q)	4.000	10-26-12	9,340,000	6,841,550

USB Capital IX (P)(Q)	3.500	10-26-12	8,544,000	7,281,197

Wachovia Capital Trust III (P)(Q)	5.570	10-26-12	16,635,000	16,427,063

Consumer Finance 0.1%

North Fork Capital Trust II	8.000	12-15-27	1,865,000	1,878,988

24	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services 0.2%

JPMorgan Chase Capital XXIII (3 month LIBOR
+ 1.000% to 5-15-47, then 3 month LIBOR +
2.030%)	1.435	05-15-47	$10,046,000	$7,055,617

Susquehanna Capital II	11.000	03-23-40	415,000	415,519

Convertible Bonds 1.8%				$59,297,045

(Cost $55,412,018)

Consumer Discretionary 0.9%				28,713,603

Automobiles 0.3%

Ford Motor Company	4.250	11-15-16	7,510,000	10,269,925

Household Durables 0.1%

Lennar Corp. (S)	2.750	12-15-20	2,500,000	4,003,125

Media 0.5%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	9,294,000	14,440,553

Energy 0.1%				3,387,288

Oil, Gas & Consumable Fuels 0.1%

Chesapeake Energy Corp.	2.250	12-15-38	3,445,000	2,799,063

Chesapeake Energy Corp.	2.500	05-15-37	660,000	588,225

Financials 0.2%				6,409,979

Capital Markets 0.1%

Ares Capital Corp. (S)	5.750	02-01-16	3,550,000	3,745,250

Real Estate Investment Trusts 0.1%

Dundee International (CAD) (D)	5.500	07-31-18	1,095,000	1,155,818

Transglobe Apartment (CAD) (D)(S)	5.400	09-30-18	1,370,000	1,508,911

Health Care 0.0%				841,800

Health Care Equipment & Supplies 0.0%

Teleflex, Inc.	3.875	08-01-17	690,000	841,800

Industrials 0.3%				10,228,625

Airlines 0.3%

United Continental Holdings, Inc.	4.500	06-30-21	10,750,000	10,228,625

Information Technology 0.3%				9,715,750

Internet Software & Services 0.3%

Equinix, Inc.	3.000	10-15-14	4,505,000	8,559,500

Software 0.0%

Electronic Arts, Inc.	0.750	07-15-16	1,250,000	1,156,250

Municipal Bonds 0.0%				$495,778

(Cost $484,800)

California 0.0%				495,778
City of Long Beach	7.282	11-01-30	480,000	495,778

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	25

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 3.2%			$103,235,982

(Cost $105,032,713)

Consumer Discretionary 1.0%				33,932,252

Hotels, Restaurants & Leisure 0.4%

Ameristar Casinos, Inc.	4.000	04-16-18	$2,965,000	2,970,536

Caesars Entertainment Operating
Company, Inc.	3.236	01-28-15	235,000	222,705

Caesars Entertainment Operating
Company, Inc.	4.486	01-26-18	6,775,000	5,699,469

CCM Merger, Inc.	6.000	03-01-17	897,411	890,306

Landry’s, Inc.	6.500	04-24-18	3,386,513	3,418,261

Las Vegas Sands LLC	2.840	11-23-16	1,655,932	1,627,413

Media 0.4%

Clear Channel Communications, Inc.	3.882	01-28-16	5,345,189	4,135,231

Hubbard Broadcasting, Inc.	8.750	04-30-18	400,000	404,000

Mood Media Corp.	7.000	05-07-18	1,772,100	1,757,149

Mood Media Corp.	10.250	11-06-18	640,000	626,080

PRIMEDIA, Inc.	7.500	01-12-18	7,924,950	7,112,643

Multiline Retail 0.1%

Michaels Stores, Inc.	2.750	10-31-13	2,125,129	2,125,509

Specialty Retail 0.1%

Burlington Coat Factory Warehouse Corp.	5.500	02-23-17	2,945,250	2,942,950

Consumer Staples 0.1%				1,870,290

Personal Products 0.1%

Revlon Consumer Products Corp.	4.750	11-17-17	1,876,447	1,870,290

Financials 0.1%				2,636,840

Real Estate Investment Trusts 0.1%

iStar Financial, Inc.	7.000	06-30-14	1,875,000	1,878,516

Real Estate Management & Development 0.0%

Realogy Corp.	3.246	10-10-13	400,572	388,305

Realogy Corp.	13.500	10-15-17	365,000	370,019

Health Care 0.8%				27,129,509

Biotechnology 0.1%

Aptalis Pharma, Inc.	5.500	02-10-17	2,967,468	2,967,468

Health Care Providers & Services 0.5%

Catalent Pharma Solutions, Inc.	4.232	09-15-16	2,701,653	2,696,587

Catalent Pharma Solutions, Inc.	5.250	09-15-17	5,555,988	5,573,350

Community Health Systems, Inc.	3.924	01-25-17	122,020	122,112

MModal, Inc. (T)	—	08-15-19	3,040,000	2,992,515

National Mentor Holdings, Inc.	7.000	02-09-17	5,700,158	5,614,656

Pharmaceuticals 0.2%

Capsugel Holdings US, Inc. (T)	—	08-01-18	3,025,000	3,025,541

Warner Chilcott Corp.	4.250	03-15-18	4,159,451	4,137,280

26	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Industrials 0.4%				$12,073,934

Airlines 0.2%

Delta Air Lines, Inc.	5.500	04-20-17	$4,950,744	4,961,057

US Airways Group, Inc.	2.736	03-21-14	2,382,192	2,296,433

Road & Rail 0.1%

Swift Transportation Company LLC	5.000	12-21-17	2,867,266	2,875,030

Trading Companies & Distributors 0.1%

Travelport LLC	4.961	08-21-15	2,112,145	1,941,414

Information Technology 0.3%				9,687,905

Internet Software & Services 0.1%

Emdeon Business Services LLC	5.000	11-02-18	3,022,425	3,024,314

IT Services 0.1%

NeuStar, Inc.	5.000	11-08-18	3,017,400	3,032,487

Software 0.1%

First Data Corp.	4.237	03-23-18	3,478,092	3,281,264

First Data Corp.	5.237	03-24-17	356,525	349,840

Materials 0.1%				2,737,000

Containers & Packaging 0.1%

Consolidated Container Company, LLC	6.250	07-03-19	2,720,000	2,737,000

Telecommunication Services 0.4%				13,168,252

Diversified Telecommunication Services 0.4%

Intelsat Jackson Holdings SA	3.239	02-03-14	4,000,000	3,943,000

Intelsat Jackson Holdings SA	5.250	04-02-18	3,446,375	3,456,838

Level 3 Financing, Inc.	5.750	09-03-18	3,050,000	3,058,714

UniTek Global Services, Inc.	9.000	04-16-18	2,765,000	2,709,700

Collateralized Mortgage Obligations 4.5%			$142,700,252

(Cost $135,010,930)

Commercial & Residential 4.2%				132,757,621

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.819	04-25-35	4,025,960	3,963,779

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.448	12-25-46	10,837,344	774,191

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	430,000	451,030

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.951	05-10-45	3,540,000	3,888,835
Series 2006-4, Class AM	5.675	07-10-46	4,490,000	4,916,819

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.793	01-25-35	4,617,510	4,333,672

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.586	01-25-35	1,963,952	1,769,146
Series 2004-13, Class A1 (P)	0.976	11-25-34	4,263,141	3,908,030

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	3.000	02-25-37	2,952,068	3,012,747

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	6.005	12-10-49	3,930,000	4,639,436

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	27

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.712	09-20-46	$6,137,003	$372,166

Downey Savings & Loan Association
Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.293	09-19-44	26,878,668	1,447,185
Series 2005-AR2, Class X2 IO	2.505	03-19-45	43,159,924	2,697,495

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.070	07-10-38	5,674,000	6,026,690

GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	3.013	05-25-34	9,952,572	9,438,591
Series 2005-AR6, Class 3A1 (P)	2.613	09-25-35	2,828,476	2,774,512

Harborview Mortgage Loan Trust
Series 2004-5, Class 2A–6 (P)	2.644	06-19-34	6,365,950	6,116,169
Series 2005-2, Class IX IO	2.162	05-19-35	17,422,664	1,139,153
Series 2005-8, Class 1X IO	2.123	09-19-35	6,970,657	387,958
Series 2007-3, Class ES IO	0.350	05-19-47	14,633,301	93,653
Series 2007-4, Class ES IO	0.350	07-19-47	17,677,892	113,139
Series 2007-6, Class ES IO (S)	0.342	08-19-37	12,262,998	78,483

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.017	10-25-36	19,846,304	1,281,674
Series 2005-AR18, Class 2X IO	1.670	10-25-36	20,475,489	958,048

JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2005-PDP5, Class AM (P)	5.403	12-15-44	4,175,000	4,648,048
Series 2006-LDP7, Class AM (P)	6.061	04-15-45	6,641,000	7,347,456
Series 2007-CB18, Class A4	5.440	06-12-47	4,160,000	4,748,840

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	5,120,000	5,671,900

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.439	01-12-44	5,425,000	5,967,413

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,985,000	3,394,945

MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.767	01-25-37	11,823,106	11,840,415

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	2,725,000	3,093,295

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.825	10-25-34	2,098,117	1,900,384
Series 2004-9, Class 1A (P)	5.847	11-25-34	1,409,290	1,378,579

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.785	12-25-33	2,393,850	2,371,484

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.440	10-25-45	128,458,238	6,523,161
Series 2005-AR6, Class X IO	1.576	04-25-45	58,099,936	3,296,282

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12-25-34	3,885,325	3,920,021
Series 2005-AR5, Class 1A1 (P)	2.614	04-25-35	2,205,262	2,072,797

28	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency 0.3%				$9,942,631

Federal Home Loan Mortgage Corp.
Series K705, Class X1 IO	1.904	09-25-18	$23,428,754	2,096,710

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	2,054,493	279,391
Series 402, Class 3 IO	4.000	11-25-39	2,031,699	265,785
Series 402, Class 4 IO	4.000	10-25-39	3,384,584	436,057
Series 402, Class 7 IO	4.500	11-25-39	4,590,862	631,279
Series 406, Class 3 IO	4.000	01-25-41	10,614,212	1,510,826
Series 407, Class 4 IO	4.500	03-25-41	15,266,612	2,122,323
Series 407, Class 7 IO	5.000	03-25-41	9,330,054	1,809,196
Series 407, Class 8 IO	5.000	03-25-41	4,484,495	791,064

Asset Backed Securities 0.7%				$21,830,309

(Cost $20,130,029)

Asset Backed Securities 0.7%				21,830,309
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	14,440,875	15,720,625

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	5,606,563	6,109,684

			Shares	Value
Common Stocks 4.5%			$144,603,939

(Cost $132,854,502)

Consumer Discretionary 0.0%				154,320

Hotels, Restaurants & Leisure 0.0%

Greektown Superholdings, Inc. (I)			3,048	154,320

Media 0.0%

Vertis Holdings, Inc. (I)			110,794	0

Energy 0.2%				7,996,032

Oil, Gas & Consumable Fuels 0.2%

ConocoPhillips			140,800	7,996,032

Financials 1.4%				43,757,598

Capital Markets 0.3%

Apollo Investment Corp.			98,845	792,737

Ares Capital Corp.			457,511	7,901,215

Commercial Banks 0.3%

M&T Bank Corp.			83,985	7,298,297

Talmer Bancorp, Inc. (I)(R)(S)			407,121	3,104,965

Real Estate Investment Trusts 0.8%

Dundee International			55,606	597,380

MFA Financial, Inc.			883,495	7,235,824

Plum Creek Timber Company, Inc.			103,874	4,251,563

Public Storage			52,930	7,704,491

Weyerhaeuser Company			195,549	4,871,126

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	29

	Shares	Value
Telecommunication Services 0.5%		$16,614,116

Diversified Telecommunication Services 0.5%

AT&T, Inc.	232,001	8,500,517

Verizon Communications, Inc.	188,952	8,113,599

Utilities 2.4%		76,081,873

Electric Utilities 1.4%

Duke Energy Corp.	122,500	7,935,550

Entergy Corp.	107,260	7,302,261

FirstEnergy Corp.	166,901	7,293,574

Northeast Utilities	205,316	7,734,254

OGE Energy Corp.	137,950	7,456,198

Xcel Energy, Inc.	280,859	7,833,158

Multi-Utilities 1.0%

Alliant Energy Corp.	168,368	7,421,661

Consolidated Edison, Inc.	127,038	7,701,044

Dominion Resources, Inc.	144,845	7,601,466

DTE Energy Company	133,608	7,802,707

Preferred Securities 4.5%		$144,108,929

(Cost $141,687,614)

Consumer Discretionary 0.3%		9,593,731

Automobiles 0.2%

General Motors Company, Series B, 4.750%	159,653	5,699,612

Hotels, Restaurants & Leisure 0.1%

Greektown Superholdings, Inc. (I)	55,025	3,894,119

Financials 3.5%		110,940,120

Commercial Banks 2.0%

Citizens Funding Trust I, 7.500%	43,000	1,211,740

First Niagara Financial Group, Inc., 8.625%	173,250	5,190,570

First Tennessee Bank NA, 3.750% (S)	9,697	6,984,870

HSBC USA, Inc., 6.500%	211,925	5,442,234

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)	411,450	12,207,722

Wells Fargo & Company, Series L, 7.500%	6,150	7,355,400

Wintrust Financial Corp., 5.000%	855	898,819

Zions Bancorporation, 7.900%	295,750	8,112,423

Zions Bancorporation, Series C, 9.500%	564,800	14,871,184

Diversified Financial Services 0.4%

Citigroup Capital VIII, 6.950%	19,775	503,669

Citigroup Capital XV, 6.500%	107,150	2,694,823

Citigroup Capital XVI, 6.450%	158,425	3,973,299

Citigroup Capital XVII, 6.350%	113,550	2,854,647

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)	108,375	2,689,868

30	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

			Shares	Value
Insurance 0.8%

Hartford Financial Services Group, Inc., 7.875%			332,100	$9,348,615

MetLife, Inc., 5.000%			167,289	11,281,970

Reinsurance Group of America, Inc., 6.200%			238,335	6,394,528

Real Estate Investment Trusts 0.3%

FelCor Lodging Trust, Inc., Series A, 1.950%			153,623	4,020,314

Health Care REIT, Inc., 6.500%			88,350	4,903,425

Industrials 0.3%				9,619,166

Aerospace & Defense 0.3%

United Technologies Corp., 7.500%			148,350	8,280,897

Airlines 0.0%

Continental Airlines Finance Trust II, 6.000%			40,023	1,338,269

Utilities 0.4%				13,955,912

Electric Utilities 0.4%

PPL Corp., 8.750%			253,790	13,955,912

		Maturity
	Rate (%)	date	Par value^	Value
Escrow Certificates 0.0%				$30,444

(Cost $124)

Consumer Discretionary 0.0%				10,575
Lear Corp., Series B (I)	8.750	12-01-16	$940,000	10,575

SuperMedia, Inc. (I)	8.000	11-15-16	2,015,000	0

Materials 0.0%				19,869
Smurfit-Stone Container Corp. (I)	8.000	03-15-17	935,000	19,869

			Number of
			Contracts	Value
Purchased Options 0.0%				$390,091

(Cost $2,193,090)

Call Options 0.0%				390,091
Over the Counter Call USD vs. JPY (Expiration Date: 1-24-13;
Strike Price: $86; Counterparty: Goldman Sachs Bank USA) (I)			78,000,000	180,492

Over the Counter Call USD vs. JPY (Expiration Date: 4-19-13;
Strike Price: $90; Counterparty: State Street Global Markets) (I)			77,400,000	209,599

		Maturity
	Yield* (%)	date	Par value^	Value

Short-Term Investments 3.8%			$120,999,990

(Cost $120,999,990)

U.S. Government Agency 3.6%				115,999,990
Federal Home Loan Discount Note	0.001	09-04-12	116,000,000	115,999,990

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	31

	Par value^	Value

Repurchase Agreement 0.2%		$5,000,000
Repurchase Agreement with State Street Corp. dated 8-31-12 at
0.010% to be repurchased at $5,000,006 on 9-4-12, collateralized by $5,025,000 U.S. Treasury Notes, 0.875% due 4-30-17 (value at
$5,100,375, including interest)	$5,000,000	5,000,000

Total investments (Cost $2,985,934,712)† 97.0%	$3,106,692,137

Other assets and liabilities, net 3.0%		$95,157,623

Total net assets 100.0%	$3,201,849,760

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
IDR	Indonesian Rupiah	NZD	New Zealand Dollar
INR	Indian Rupee	PHP	Philippines Peso
JPY	Japanese Yen	SEK	Swedish Krona
KRW	Korean Won	SGD	Singapore Dollar

IO  Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage
	Acquisition	Acquisition	share	share	of Fund’s	Value as of
Issuer, description	date	cost	amount	amount	net assets	8-31-12

Talmer Bancorp, Inc.	4-30-10	$2,512,514	372,222	407,121	0.1%	$3,104,965
(formerly Talmer Bank
and Trust Company)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $506,009,601 or 15.8% of the Fund’s net assets as of 8-31-12.

(T) A portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

* Yield represents the annualized yield at the date of purchase.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $2,997,037,334. Net unrealized appreciation aggregated $109,654,803, of which $171,314,081 related to appreciated investment securities and $61,659,278 related to depreciated investment securities.

32	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

The Fund had the following country concentration as a percentage of net assets on 8-31-12.
United States	51.9%
Canada	4.4%
Singapore	4.3%
Philippines	3.6%
New Zealand	3.4%
Australia	3.2%
South Korea	2.7%
Indonesia	2.1%
Germany	1.9%
Luxembourg	1.8%
Other Countries	13.9%
Short-Term Investments & Other	6.8%

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	33

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $2,985,934,712)	$3,106,692,137
Cash	62,001,935
Foreign currency, at value (Cost $24,982,999)	25,249,698
Receivable for investments sold	1,822,694
Receivable for fund shares sold	13,322,321
Receivable for forward foreign currency exchange contracts	80,174,292
Dividends and interest receivable	43,254,504
Receivable due from adviser	3,613
Other receivables and prepaid expenses	74,167

Total assets	3,332,595,361

Liabilities

Payable for investments purchased	23,846,193
Payable for forward foreign currency exchange contracts	100,714,349
Payable for fund shares repurchased	5,120,270
Distributions payable	288,053
Payable to affiliates
Accounting and legal services fees	67,430
Transfer agent fees	258,483
Trustees’ fees	145
Other liabilities and accrued expenses	450,678

Total liabilities	130,745,601

Net assets

Paid-in capital	$3,142,618,396
Undistributed net investment income	12,543,104
Accumulated net realized gain (loss) on investments, futures contracts,
options written and foreign currency transactions	(53,887,230)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	100,575,490

Net assets	$3,201,849,760

34	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($890,959,122 ÷ 81,415,547 shares)	$10.94
Class C ($290,684,005 ÷ 26,562,272 shares)[1]	$10.94
Class I ($723,200,400 ÷ 66,077,313 shares)	$10.94
Class R2 ($100,589 ÷ 9,191 shares)	$10.94
Class R6 ($136,131 ÷ 12,444 shares)	$10.94
Class NAV ($1,296,769,513 ÷ 118,541,203 shares)	$10.94

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.46

1 Redemption price per shares is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	35

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$155,643,131
Dividends	12,282,097
Less foreign taxes withheld	(2,748,495)

Total investment income	165,176,733

Expenses

Investment management fees	18,120,756
Distribution and service fees	4,445,427
Accounting and legal services fees	400,356
Transfer agent fees	2,606,200
Trustees’ fees	24,747
State registration fees	185,546
Printing and postage	224,986
Professional fees	152,405
Custodian fees	1,280,028
Registration and filing fees	61,979
Other	34,072

Total expenses before reductions and amounts recaptured	27,536,502
Net expense reductions and amounts recaptured	(966,328)

Total expenses	26,570,174

Net investment income	138,606,559

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(16,493,422)
Futures contracts	(6,874,526)
Written options	201,532
Foreign currency transactions	13,284,654
(9,881,762)
Change in net unrealized appreciation (depreciation) of
Investments	75,255,462
Translation of assets and liabilities in foreign currencies	10,367,727
85,623,189
Net realized and unrealized gain	75,741,427

Increase in net assets from operations	$214,347,986

36	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-12	8-31-11
Increase (decrease) in net assets

From operations
Net investment income	$138,606,559	$89,236,139
Net realized loss	(9,881,762)	(4,126,959)
Change in net unrealized appreciation (depreciation)	85,623,189	(7,360,270)

Increase in net assets resulting from operations	214,347,986	77,748,910

Distributions to shareholders
From net investment income
Class A	(40,703,363)	(19,822,487)
Class C	(10,494,407)	(4,645,631)
Class I	(31,628,180)	(12,254,596)
Class R2	(2,232)	—
Class R6	(6,312)	—
Class NAV	(74,227,831)	(63,693,567)

Total distributions	(157,062,325)	(100,416,281)

From Fund share transactions	724,914,801	1,612,403,369

Total increase	782,200,462	1,589,735,998

Net assets

Beginning of year	2,419,649,298	829,913,300

End of year	$3,201,849,760	$2,419,649,298

Undistributed net investment income	$12,543,104	$14,489,309

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	37

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.75	$10.53	$10.25
Net investment income[2]	0.51	0.58	0.43
Net realized and unrealized gain on investments	0.28	0.34	0.33
Total from investment operations	0.79	0.92	0.76
Less distributions
From net investment income	(0.60)	(0.70)	(0.48)
Net asset value, end of period	$10.94	$10.75	$10.53
Total return (%)[3]	7.61[4]	8.80[4]	7.53[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$891	$636	$120
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.26	1.23	1.26[6]
Expenses including reductions and amounts recaptured	1.17	1.17	1.17[6]
Net investment income	4.82	5.28	6.33[6]
Portfolio turnover (%)	29	40	49[7]

1 The inception date for Class A shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS C SHARES Period ended	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.74	$10.53	$10.25
Net investment income[2]	0.44	0.50	0.38
Net realized and unrealized gain on investments	0.28	0.33	0.33
Total from investment operations	0.72	0.83	0.71
Less distributions
From net investment income	(0.52)	(0.62)	(0.43)
Net asset value, end of period	$10.94	$10.74	$10.53
Total return (%)[3]	6.96[4]	7.93[4]	6.99[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$291	$168	$38
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.96	1.95	1.99[6]
Expenses including reductions and amounts recaptured	1.87	1.87	1.87[6]
Net investment income	4.10	4.57	5.63[6]
Portfolio turnover (%)	29	40	49[7]

1 The inception date for Class C shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

38	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.75	$10.54	$10.25
Net investment income[2]	0.55	0.61	0.46
Net realized and unrealized gain on investments	0.27	0.34	0.33
Total from investment operations	0.82	0.95	0.79
Less distributions
From net investment income	(0.63)	(0.74)	(0.50)
Net asset value, end of period	$10.94	$10.75	$10.54
Total return (%)	7.94[3]	9.09[3]	7.83[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$723	$442	$40
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.86	0.82	0.85[5]
Expenses including reductions and amounts recaptured	0.86	0.82	0.85[5]
Net investment income	5.11	5.57	6.69[5]
Portfolio turnover (%)	29	40	49[6]

1 The inception date for Class I shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R2 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.88
Net investment income[2]	0.23
Net realized and unrealized gain on investments	0.07
Total from investment operations	0.30
Less distributions
From net investment income	(0.24)
Net asset value, end of period	$10.94
Total return (%)	2.83[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	17.19[6]
Expenses including reductions and amounts recaptured	1.22[6]
Net investment income	4.27[6]
Portfolio turnover (%)	29[7]

1 Period from 3-1-12 (inception date) to 8-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	39

CLASS R6 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.74
Net investment income[2]	0.55
Net realized and unrealized gain on investments	0.28
Total from investment operations	0.83
Less distributions
From net investment income	(0.63)
Net asset value, end of period	$10.94
Total return (%)	8.08[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	18.33
Expenses including reductions and amounts recaptured	0.83
Net investment income	5.19
Portfolio turnover (%)	29

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Less than $500,000.

CLASS NAV SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$10.74	$10.53	$9.76	$10.02	$10.06
Net investment income[1]	0.56	0.64	0.80	0.69[2]	0.62
Net realized and unrealized gain (loss) on investments	0.28	0.32	0.77	0.17	(0.25)
Total from investment operations	0.84	0.96	1.57	0.86	0.37
Less distributions
From net investment income	(0.64)	(0.75)	(0.80)	(1.04)	(0.41)
From net realized gain	—	—	—	(0.08)	—
Total distributions	(0.64)	(0.75)	(0.80)	(1.12)	(0.41)
Net asset value, end of period	$10.94	$10.74	$10.53	$9.76	$10.02
Total return (%)	8.19[3]	9.17[3]	16.55[3]	10.67	3.67

Ratios and supplemental data

Net assets, end of period (in millions)	$1,297	$1,174	$633	$450	$463
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	0.73	0.74	0.79	0.83[2]	0.76
Expenses including reductions and
amounts recaptured	0.73	0.74	0.79	0.83[2]	0.76
Net investment income	5.29	5.84	7.75	7.81[2]	6.03
Portfolio turnover (%)	29	40	49	55	55

1 Based on the average daily shares outstanding.
2 Includes tax expense, which was 0.07% of average net assets. This expense decreased the net investment income by $0.01 per share and the net investment income ratio by 0.07%.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

40	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return consisting of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading

Annual report | Strategic Income Opportunities Fund	41

on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,370,609,395	—	$1,354,128,096	$16,481,299
U.S. Government	47,347,088	—	47,347,088	—
Foreign Government
Obligations	859,833,894	—	859,833,894	—
Capital Preferred Securities	91,209,001	—	91,209,001	—
Convertible Bonds	59,297,045	—	59,297,045	—
Municipal Bonds	495,778	—	495,778	—
Term Loans	103,235,982	—	103,235,982	—
Collateralized Mortgage
Obligations	142,700,252	—	142,414,977	285,275
Asset Backed Securities	21,830,309	—	21,830,309	—
Common Stocks	144,603,939	$141,344,654	—	3,259,285
Preferred Securities	144,108,929	130,992,852	9,221,958	3,894,119
Escrow Certificates	30,444	—	19,869	10,575
Purchased Options	390,091	—	390,091	—
Short-Term Investments	120,999,990	—	120,999,990	—

Total Investments in
Securities	$3,106,692,137	$272,337,506	$2,810,424,078	$23,930,553
Other Financial Instruments
Forward Foreign
Currency Contracts	($20,540,057)	—	($20,540,057)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

42	Strategic Income Opportunities Fund | Annual report

				COLLAT-
		CAPITAL		ERALIZED	ASSET			ESCROW
	CORPORATE	PREFERRED	CONVERTIBLE	MORTGAGE	BACKED	COMMON	PREFERRED	CERTIFI-
	BONDS	SECURITIES	BONDS	OBLIGATIONS	SECURITIES	STOCK	SECURITIES	CATES	TOTAL

Balance as of 8-31-11	$12,519,050	$1,760,000	$2,439,021	$1,203,707	$1,108,625	$4,297,670	$4,374,044	$25,850	$27,727,967

Realized gain (loss)	(260,030)	(67,463)	—	—	(116)	—	(93,097)	—	(420,706)
Change in unrealized
appreciation (depreciation)	(1,309,338)	67,463	—	39,139	67,491	(1,317,577)	(111,225)	(15,275)	(2,579,322)

Purchases	9,445,360	—	—	1,140	—	279,192	—	—	9,725,692

Sales	(3,913,743)	(1,760,000)	—	(71,571)	(1,176,000)	—	(275,603)	—	(7,196,917)

Transfers into Level 3	—	—	—	205,193	—	—	—	—	205,193

Transfers out of Level 3	—	—	(2,439,021)	(1,092,333)	—	—	—	—	(3,531,354)

Balance as of 8-31-12	$16,481,299	—	—	$285,275	—	$3,259,285	$3,894,119	$10,575	$23,930,553
Change in unrealized at
period end*	($1,411,842)	—	—	$39,139	—	($1,317,577)	($111,225)	($15,275)	($2,816,780)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Annual report | Strategic Income Opportunities Fund	43

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended August 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state

44	Strategic Income Opportunities Fund | Annual report

registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $63,312,371 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2012:

CAPITAL LOSS CARRYFORWARDS EXPIRING AT AUGUST 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$570,632	$1,198,513	$3,209,592	$2,823,212	$9,787,237	$28,312,707	$17,410,478

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. The tax character of distributions for the years ended August 31, 2012 and August 31, 2011 was as follows: ordinary income of $157,062,325 and $100,416,281, respectively.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2012, the components of distributable earnings on a tax basis consisted of $12,831,157 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning

Annual report | Strategic Income Opportunities Fund	45

on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statement of assets and liabilities, when applicable. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2012, the Fund used futures contracts to manage duration of the portfolio. During the year ended August 31, 2012, the Fund held futures contracts with USD notional values ranging up to $184 million, as measured at each quarter end. There were no open future contracts as of August 31, 2012.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at August 31, 2012. During the year ended August 31, 2012, the Fund held forward

46	Strategic Income Opportunities Fund | Annual report

foreign currency contracts with USD notional values ranging from $4.6 billion to $12.0 billion, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	30,425,000	$31,865,612	Bank of Nova Scotia	9-5-12	($432,035)
AUD	119,175,689	123,740,118	Bank of Nova Scotia	9-5-12	(613,798)
AUD	20,325,000	21,366,645	Canadian Imperial Bank	9-5-12	(367,879)
			of Commmerce
AUD	30,425,000	31,865,612	Canadian Imperial Bank	9-5-12	(432,035)
			of Commmerce
AUD	20,325,000	21,251,813	HSBC Bank USA	9-5-12	(253,046)
AUD	60,560,000	62,162,920	Royal Bank of Canada	9-5-12	404,622
AUD	20,290,000	20,853,053	State Street Bank and	9-5-12	109,553
			Trust Company
AUD	10,110,000	10,206,348	State Street Bank and	9-5-12	238,795
			Trust Company
AUD	20,060,000	20,410,053	Toronto Dominion Bank	9-5-12	314,929
AUD	81,470,000	85,600,712	UBS AG	9-5-12	(1,430,011)
AUD	61,065,000	63,956,405	UBS AG	9-5-12	(867,122)
AUD	24,990,294	25,939,929	Standard Chartered Bank	11-20-12	(301,062)
AUD	18,922,361	19,641,414	UBS AG	11-20-12	(227,961)
CAD	25,903,112	25,442,601	Bank of Montreal	9-5-12	834,433
CAD	83,310,000	82,983,906	Bank of Montreal	9-5-12	1,528,709
CAD	20,605,485	20,050,000	Bank of Montreal	9-5-12	852,934
CAD	501,839	487,000	Bank of Nova Scotia	9-5-12	22,083
CAD	21,301,007	21,262,734	Canadian Imperial Bank	9-5-12	345,762
			of Commmerce
CAD	22,530,006	22,050,000	Canadian Imperial Bank	9-5-12	805,236
			of Commmerce
CAD	63,090,830	62,112,117	Royal Bank of Canada	9-5-12	1,889,456
CAD	47,756,816	48,398,090	Royal Bank of Canada	9-5-12	48,115
CAD	100,410,000	100,451,012	Royal Bank of Canada	9-5-12	1,408,448
CAD	154,352,687	152,250,000	Royal Bank of Canada	9-5-12	4,330,832
CAD	21,244,543	21,081,164	State Street Bank and	9-5-12	470,053
			Trust Company
CAD	25,066,685	24,825,874	State Street Bank and	9-5-12	602,659
			Trust Company
CAD	20,694,698	20,304,845	Toronto Dominion Bank	9-5-12	688,590
CAD	76,989,353	75,955,664	Toronto Dominion Bank	9-5-12	2,145,062
CAD	126,101,062	127,158,945	Toronto Dominion Bank	9-5-12	762,438
CAD	41,306,175	41,058,460	UBS AG	9-5-12	843,987
CAD	57,682,524	58,328,807	State Street Bank and	11-20-12	89,648
			Trust Company
CHF	105,530,249	110,421,941	Bank of Nova Scotia	9-5-12	115,661
CHF	18,211,830	19,004,310	Toronto Dominion Bank	9-5-12	71,662
CHF	18,207,626	18,999,923	UBS AG	9-5-12	71,645
EUR	20,065,000	25,392,241	Bank of Montreal	9-5-12	(154,486)
EUR	40,720,000	49,594,910	Bank of Montreal	9-5-12	1,622,703
EUR	80,580,000	100,258,270	Bank of Montreal	9-5-12	1,095,248
EUR	242,475,745	297,066,746	Bank of Nova Scotia	9-5-12	7,919,229
EUR	71,120,000	88,053,349	Canadian Imperial Bank	9-5-12	1,401,383
			of Commmerce
EUR	20,050,000	25,369,666	Citibank New York	9-5-12	(150,777)

Annual report | Strategic Income Opportunities Fund	47

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
EUR	80,415,000	$98,765,660	Standard Chartered Bank	9-5-12	$2,380,322
EUR	20,260,000	24,835,736	State Street Bank and	9-5-12	647,291
			Trust Company
EUR	140,978,000	172,650,764	State Street Bank and	9-5-12	4,671,355
			Trust Company
EUR	243,390,000	295,387,471	State Street Bank and	9-5-12	10,748,454
			Trust Company
EUR	60,415,000	75,373,975	Toronto Dominion Bank	9-5-12	616,007
EUR	28,090,000	35,547,873	Toronto Dominion Bank	9-5-12	(216,273)
EUR	178,953,745	225,174,813	Bank of Montreal	11-20-12	110,931
GBP	40,402,080	63,790,877	Canadian Imperial Bank	11-20-12	361,607
			of Commerce
GBP	412,073,220	652,311,908	Bank of Montreal	9-5-12	1,998,981
GBP	64,195,697	99,657,380	Standard Chartered Bank	9-5-12	2,275,823
GBP	20,120,000	31,636,712	State Street Bank and	9-5-12	310,850
			Trust Company
GBP	20,260,000	31,525,573	State Street Bank and	9-5-12	644,289
			Trust Company
GBP	20,165,000	31,623,783	Toronto Dominion Bank	9-5-12	395,233
GBP	22,713,293	35,572,449	Toronto Dominion Bank	9-5-12	492,877
GBP	16,140,000	25,462,474	Toronto Dominion Bank	9-5-12	165,442
GBP	27,556,234	43,102,076	UBS AG	9-5-12	653,120
GBP	26,505,000	41,440,546	UBS AG	9-5-12	645,446
GBP	42,831,533	66,994,930	UBS AG	9-5-12	1,015,165
GBP	32,109,430	50,703,210	State Street Bank and	11-20-12	269,580
			Trust Company
JPY	7,837,277,710	99,942,958	Bank of Montreal	9-5-12	156,380
JPY	6,169,419,377	78,591,330	Bank of Montreal	9-5-12	205,776
JPY	6,652,499,810	84,476,575	Royal Bank of Canada	9-5-12	490,534
MXN	416,387,085	31,549,256	Bank of Montreal	9-5-12	(13,859)
MXN	363,197,340	27,613,270	Bank of Nova Scotia	9-5-12	(106,239)
MXN	426,151,660	31,326,619	State Street Bank and	9-5-12	948,307
			Trust Company
MXN	334,293,294	25,390,360	Toronto Dominion Bank	9-5-12	(72,399)
MXN	1,031,004,810	73,120,908	UBS AG	9-5-12	4,963,038
MXN	1,285,381,683	96,743,438	Bank of Nova Scotia	11-20-12	(76,757)
NOK	272,014,352	46,737,861	State Street Bank and	9-5-12	198,795
			Trust Company
NZD	13,168,575	10,357,743	Bank of Montreal	9-5-12	221,890
NZD	61,175,000	49,857,624	Bank of Montreal	9-5-12	(709,630)
NZD	40,095,000	31,595,662	Bank of Montreal	9-5-12	616,661
NZD	26,323,601	20,704,828	Bank of Nova Scotia	9-5-12	443,553
NZD	87,034,052	70,045,005	Bank of Nova Scotia	9-5-12	(121,849)
NZD	110,725,000	87,076,436	Canadian Imperial Bank	9-5-12	1,880,028
			of Commmerce
NZD	26,375,346	21,323,146	HSBC Bank USA	9-5-12	(133,194)
NZD	40,500,000	31,716,765	HSBC Bank USA	9-5-12	820,935
NZD	20,555,000	16,667,018	Royal Bank of Canada	9-5-12	(153,131)
NZD	20,075,000	15,900,404	Royal Bank of Scottland PLC	9-5-12	227,851
NZD	39,458,455	31,036,048	Standard Chartered Bank	9-5-12	664,875

48	Strategic Income Opportunities Fund | Annual report

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
NZD	50,545,000	$39,799,891	State Street Bank and	9-5-12	$807,961
			Trust Company
NZD	120,773,295	98,211,153	UBS AG	9-5-12	(1,181,889)
NZD	20,475,000	16,507,969	UBS AG	9-5-12	(58,354)
SEK	318,136,613	48,173,321	State Street Bank and	9-5-12	(132,396)
			Trust Company
SGD	51,252,611	40,360,000	HSBC Bank USA	9-5-12	757,217
SGD	156,530,942	124,924,934	State Street Bank and	9-5-12	651,434
			Trust Company
SGD	25,818,022	20,580,000	HSBC Bank USA	11-20-12	133,243
Total		$5,649,111,941			$65,418,944
Sells
AUD	10,125,000	$10,357,743	Bank of Montreal	9-5-12	($102,898)
AUD	20,255,000	20,704,828	Bank of Nova Scotia	9-5-12	(221,618)
AUD	20,325,000	21,262,734	Canadian Imperial Bank	9-5-12	263,967
			of Commerce
AUD	20,325,000	21,323,146	HSBC Bank USA	9-5-12	324,380
AUD	40,040,000	40,314,074	HSBC Bank USA	9-5-12	(1,053,238)
AUD	45,625,689	44,852,334	Morgan Stanley &	9-5-12	(2,285,831)
			Company, Inc.
AUD	60,560,000	62,112,117	Royal Bank of Canada	9-5-12	(455,425)
AUD	30,380,000	31,036,048	Standard Chartered Bank	9-5-12	(351,038)
AUD	20,290,000	21,081,164	State Street Bank and	9-5-12	118,558
			Trust Company
AUD	145,475,000	146,724,971	State Street Bank and	9-5-12	(3,572,473)
			Trust Company
AUD	20,060,000	20,304,845	Toronto Dominion Bank	9-5-12	(420,136)
AUD	40,770,000	43,102,076	UBS AG	9-5-12	980,565
AUD	119,175,689	122,868,944	Bank of Nova Scotia	11-20-12	600,290
CAD	25,787,839	25,392,241	Bank of Montreal	9-5-12	(767,856)
CAD	100,030,000	99,942,958	Bank of Montreal	9-5-12	(1,531,016)
CAD	77,222,576	74,942,515	Bank of Nova Scotia	9-5-12	(3,394,801)
CAD	21,181,089	21,366,645	Canadian Imperial Bank	9-5-12	(120,202)
			of Commerce
CAD	20,641,483	20,210,000	Canadian Imperial Bank	9-5-12	(729,452)
			of Commerce
CAD	62,780,093	62,162,920	Royal Bank of Canada	9-5-12	(1,523,429)
CAD	83,690,000	84,476,575	Royal Bank of Canada	9-5-12	(421,525)
CAD	148,060,840	145,360,000	Royal Bank of Canada	9-5-12	(4,838,159)
CAD	21,144,615	20,853,053	State Street Bank and	9-5-12	(596,793)
			Trust Company
CAD	24,984,227	24,835,736	State Street Bank and	9-5-12	(509,149)
			Trust Company
CAD	57,682,524	58,430,434	State Street Bank and	9-5-12	(84,762)
			Trust Company
CAD	20,620,677	20,410,053	Toronto Dominion Bank	9-5-12	(508,292)
CAD	19,110,000	19,004,310	Toronto Dominion Bank	9-5-12	(381,551)
CAD	76,644,998	75,373,975	Toronto Dominion Bank	9-5-12	(2,377,425)
CAD	31,313,724	31,623,783	Toronto Dominion Bank	9-5-12	(141,968)
CAD	19,110,000	18,999,923	UBS AG	9-5-12	(385,938)
CAD	41,159,614	41,440,546	UBS AG	9-5-12	(313,225)
CAD	9,539,052	9,648,271	Bank of Montreal	11-20-12	(12,484)

Annual report | Strategic Income Opportunities Fund	49

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells (continued)

CHF	141,949,705	$147,841,945	UBS AG	9-5-12	($843,196)
CHF	105,530,249	110,581,617	Bank of Nova Scotia	11-20-12	(117,738)
EUR	20,065,000	25,442,601	Bank of Montreal	9-5-12	204,846
EUR	259,533,745	325,542,534	Bank of Montreal	9-5-12	(898,993)
EUR	155,070,000	189,216,186	Bank of Nova Scotia	9-5-12	(5,830,849)
EUR	50,810,000	63,790,877	Canadian Imperial Bank	11-20-12	(117,938)
			of Commerce
EUR	20,050,000	25,256,785	Citibank New York	9-5-12	37,896
EUR	80,415,000	99,657,380	Standard Chartered Bank	9-5-12	(1,488,601)
EUR	20,260,000	24,825,874	State Street Bank and	9-5-12	(657,153)
			Trust Company
EUR	384,410,000	469,400,236	State Street Bank and	9-5-12	(14,110,636)
			Trust Company
EUR	60,415,000	75,955,664	Toronto Dominion Bank	9-5-12	(34,318)
EUR	28,090,000	35,572,449	Toronto Dominion Bank	9-5-12	240,849
EUR	20,250,000	24,624,405	UBS AG	9-5-12	(846,044)
EUR	20,580,000	25,939,929	Standard Chartered Bank	11-20-12	31,666
EUR	40,375,000	50,703,210	State Street Bank and	11-20-12	(125,075)
			Trust Company
GBP	32,000,423	49,594,910	Bank of Montreal	9-5-12	(1,216,995)
GBP	20,165,000	31,549,256	Bank of Montreal	9-5-12	(469,760)
GBP	31,960,588	49,857,624	Bank of Montreal	9-5-12	(891,029)
GBP	20,405,000	31,891,178	Bank of Montreal	9-5-12	(508,922)
GBP	17,490,000	27,613,270	Bank of Nova Scotia	9-5-12	(158,245)
GBP	40,325,000	63,004,788	Canadian Imperial Bank	9-5-12	(1,025,305)
			of Commerce
GBP	30,695,000	48,398,090	Royal Bank of Canada	9-5-12	(340,997)
GBP	63,859,964	98,765,659	Standard Chartered Bank	9-5-12	(2,634,450)
GBP	111,082,074	172,650,764	State Street Bank and	9-5-12	(3,731,022)
			Trust Company
GBP	20,120,000	31,326,619	State Street Bank and	9-5-12	(620,944)
			Trust Company
GBP	20,260,000	31,662,733	State Street Bank and	9-5-12	(507,129)
			Trust Company
GBP	80,985,000	127,158,945	Toronto Dominion Bank	9-5-12	(1,433,171)
GBP	22,657,956	35,547,873	Toronto Dominion Bank	9-5-12	(429,586)
GBP	16,140,000	25,390,360	Toronto Dominion Bank	9-5-12	(237,555)
GBP	54,950,064	85,600,712	UBS AG	9-5-12	(1,651,804)
GBP	26,505,000	41,058,460	UBS AG	9-5-12	(1,027,531)
GBP	62,958,909	98,211,153	UBS AG	9-5-12	(1,758,216)
GBP	412,073,220	652,167,682	Bank of Montreal	11-20-12	(1,986,618)
GBP	12,350,000	19,641,414	UBS AG	11-20-12	36,147
JPY	6,563,182,583	82,983,906	Bank of Montreal	9-5-12	(842,425)
JPY	7,895,363,745	100,451,012	Royal Bank of Canada	9-5-12	(390,214)
JPY	1,313,258,950	16,667,018	Royal Bank of Canada	9-5-12	(106,198)
JPY	4,887,391,619	61,534,676	UBS AG	9-5-12	(888,105)
JPY	6,169,419,377	78,633,401	Bank of Montreal	11-20-12	(216,778)
MXN	1,285,381,683	97,412,085	Bank of Nova Scotia	9-5-12	62,709
MXN	424,527,976	31,636,712	State Street Bank and	9-5-12	(515,242)
			Trust Company
MXN	528,733,335	40,325,000	State Street Bank and	9-5-12	280,972
			Trust Company

50	Strategic Income Opportunities Fund | Annual report

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells (continued)
MXN	332,391,195	$25,462,474	Toronto Dominion Bank	9-5-12	$288,570
NOK	272,014,351	44,846,155	Morgan Stanley &	9-5-12	(2,090,502)
			Company, Inc.
NOK	272,014,351	46,600,382	State Street Bank and	11-20-12	(203,463)
			Trust Company
NZD	30,175,000	23,783,030	Bank of Montreal	9-5-12	(459,565)
NZD	39,334,961	31,865,612	Bank of Nova Scotia	9-5-12	263,905
NZD	39,318,836	31,865,612	Canadian Imperial Bank	9-5-12	276,860
			of Commerce
NZD	51,775,000	41,166,554	Canadian Imperial Bank	9-5-12	(429,480)
			of Commerce
NZD	26,284,087	21,251,813	HSBC Bank USA	9-5-12	135,178
NZD	199,907,935	153,923,112	Morgan Stanley &	9-5-12	(6,682,920)
			Company, Inc.
NZD	16,105,000	12,648,384	Royal Bank of Canada	9-5-12	(290,373)
NZD	4,015,000	3,200,638	Royal Bank of Scottland PLC	9-5-12	(25,013)
NZD	30,220,000	23,616,930	Standard Chartered Bank	9-5-12	(661,818)
NZD	50,545,000	39,729,886	State Street Bank and	9-5-12	(877,966)
			Trust Company
NZD	8,565,000	6,744,852	Toronto Dominion Bank	9-5-12	(136,269)
NZD	78,874,913	63,956,405	UBS AG	9-5-12	588,301
NZD	81,682,592	66,994,930	UBS AG	9-5-12	1,371,136
NZD	20,475,000	16,639,009	UBS AG	9-5-12	189,394
NZD	87,034,052	69,685,554	Bank of Nova Scotia	11-20-12	121,915
SEK	318,136,613	44,691,524	Morgan Stanley &	9-5-12	(3,349,401)
			Company, Inc.
SEK	318,136,613	48,035,122	State Street Bank and	11-20-12	131,062
			Trust Company
SGD	51,026,322	40,360,000	HSBC Bank USA	9-5-12	(575,677)
SGD	153,437,604	122,975,000	Standard Chartered Bank	9-5-12	(119,749)
SGD	3,319,627	2,586,477	UBS AG	9-5-12	(76,681)
SGD	25,818,640	20,615,000	HSBC Bank USA	11-20-12	(98,323)
SGD	7,729,580	6,185,000	Standard Chartered Bank	11-20-12	(16,027)
SGD	156,530,942	124,925,931	State Street Bank and	11-20-12	(655,474)
			Trust Company
Total		$6,519,961,340			($85,959,001)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s

Annual report | Strategic Income Opportunities Fund	51

exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the year ended August 31, 2012, the Fund used purchased options to manage against anticipated currency exchange rate changes. During the year ended August 31, 2012, the Fund held purchased options with market values ranging from $84,560 to $3.8 million, as measured at each quarter end.

During the year ended August 31, 2012, the Fund wrote option contracts to manage against anticipated currency exchange rate changes. The following tables summarize the Fund’s written options activities during the year ended August 31, 2012 and the contracts held at August 31, 2012.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	—	—

Options written	113,765,000	$628,766
Options closed	—	—
Options exercised	(71,265,000)	(427,234)
Options expired	(42,500,000)	(201,532)
Outstanding, end of period	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$80,174,292	($100,714,349)
contracts	forward foreign currency	currency
	exchange contracts	contracts

	Investments, at value*	Purchased	390,091	—
		options

Total			$80,564,383	($100,714,349)

*Purchased options are included in the Fund’s investments.

52	Strategic Income Opportunities Fund | Annual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2012:

	STATEMENT OF				FOREIGN
	OPERATIONS		WRITTEN	FUTURES	CURRENCY
RISK	LOCATION	INVESTMENTS[1]	OPTIONS	CONTRACTS	TRANSACTIONS[2]	TOTAL

Interest rate	Net realized
contracts	gain (loss)	—	—	($6,874,526)	—	($6,874,526)
Foreign
currency	Net realized
contracts	gain (loss)	($1,026,264)	$201,532	—	$13,518,802	12,694,070
Total		($1,026,264)	$201,532	($6,874,526)	$13,518,802	$5,819,544

1 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
2 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2012:

			TRANSLATION
			OF ASSETS AND
			LIABILITIES IN
	STATEMENT OF		FOREIGN
RISK	OPERATIONS LOCATION	INVESTMENTS[1]	CURRENCIES[2]	TOTAL

Foreign currency	Change in	$4,295,108	$10,159,913	$14,455,021
contracts	unrealized
	appreciation
	(depreciation)
Total		$4,295,108	$10,159,913	$14,455,021

1 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
2 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the Fund’s aggregate daily net assets and (b)

Annual report | Strategic Income Opportunities Fund	53

0.650% of the Fund’s aggregate net assets in excess of $500,000,000. Aggregate net assets include the net assets of the Fund and Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has voluntarily agreed to reduce a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Adviser on notice to the Fund.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.17%, 1.87%, 1.22% and 0.83% for Class A, Class C, Class R2 and Class R6 shares, respectively, of the Fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2012 for Class A, Class C and Class R6 shares and March 1, 2013 for Class R2 shares, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with approval of the Board of Trustees.

Accordingly, these expense reductions amounted to $675,703, $204,144, $18,322, $7,931, $18,885 and $41,343 for Class A, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, for the year ended August 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended August 31, 2012 were equivalent to the net annualized effective rate of 0.62% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 31, 2012

$32,298	$268,979	$874,706	—

54	Strategic Income Opportunities Fund | Annual report

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares:

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—

Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,592,451 for the year ended August 31, 2012. Of this amount, $317,083 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,211,393 was paid as sales commissions to broker-dealers and $63,975 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSCs). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the year ended August 31, 2012, CDSCs received by the Distributor amounted to $69,194 for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Strategic Income Opportunities Fund	55

Class level expenses. Class level expenses for the year ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$2,224,834	$1,531,464	$78,809	$116,226
Class C	2,220,469	456,666	33,548	31,884
Class I	—	618,019	46,517	76,551
Class R2	124	15	7,985	53
Class R6	—	36	18,687	272
Total	$4,445,427	$2,606,200	$185,546	$224,986

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended August 31, 2012 and August 31, 2011 were as follows:

	Year ended 8-31-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	44,923,133	$480,923,108	54,907,946	$605,241,233
Distributions reinvested	3,623,900	38,658,078	1,594,080	17,574,646
Repurchased	(26,358,228)	(280,777,261)	(8,658,566)	(95,272,655)

Net increase	22,188,805	$238,803,925	47,843,460	$527,543,224

Class C shares

Sold	13,544,211	$145,086,740	13,256,331	$146,234,051
Distributions reinvested	888,869	9,485,466	369,822	4,072,091
Repurchased	(3,488,505)	(37,248,165)	(1,594,066)	(17,558,783)

Net increase	10,944,575	$117,324,041	12,032,087	$132,747,359

Class I shares

Sold	39,399,279	$422,120,996	41,330,848	$455,941,101
Distributions reinvested	2,741,590	29,289,671	973,469	10,752,358
Repurchased	(17,182,530)	(182,436,465)	(4,948,054)	(54,435,525)

Net increase	24,958,339	$268,974,202	37,356,263	$412,257,934

Class R2 shares[1]

Sold	9,191	$100,000	—	—

Net increase	9,191	$100,000	—	—

Class R6 shares[2]

Sold	12,457	$133,708	—	—
Distributions reinvested	39	419	—	—
Repurchased	(52)	(559)	—	—

Net increase	12,444	$133,568	—	—

56	Strategic Income Opportunities Fund | Annual report

	Year ended 8-31-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	9,956,137	$107,104,069	44,411,844	$487,214,747

Distributions reinvested	6,966,548	74,227,831	5,794,702	63,693,567
Repurchased	(7,643,468)	(81,752,835)	(1,015,387)	(11,053,462)

Net increase	9,279,217	$99,579,065	49,191,159	$539,854,852

Net increase	67,392,571	$724,914,801	146,422,969	$1,612,403,369

1 Period from 3-1-12 (inception date) to 8-31-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 100%, 75% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV shares, respectively, on August 31, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,349,329,424 and $750,393,929, respectively, for the year ended August 31, 2012. Purchases of U.S. Treasury obligations aggregated $46,415,288, for the year ended August 31, 2012.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended August 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Moderate Portfolio	6.35%

Lifestyle Conservative Portfolio	6.56%

Lifestyle Growth Portfolio	7.16%

Lifestyle Balanced Portfolio	15.51%

Annual report | Strategic Income Opportunities Fund	57

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Strategic Income Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Strategic Income Opportunities Fund (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, brokers and agent banks, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

58	Strategic Income Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Annual report | Strategic Income Opportunities Fund	59

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this report.

At in-person meetings held on May 24–25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each of the Funds (each a Subadviser, and collectively, the Subadvisers) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

(2) the investment performance of the Funds and their Subadvisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

60	Strategic Income Opportunities Fund | Annual report

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24–25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisers regarding the nature, extent and quality of services provided by the Adviser and the Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of JHIMS’ duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

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In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2) — (a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3) — (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement) and that, at the request of the Board, the Reimbursement rate was

62	Strategic Income Opportunities Fund | Annual report

increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) — (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Subadvisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Subadvisers; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Annual report | Strategic Income Opportunities Fund	63

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1) information relating to each Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Subadvisers.

With respect to the services provided by each of the Subadvisers, the Board received information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory

64	Strategic Income Opportunities Fund | Annual report

history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadviser.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Subadvisers.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by each Fund’s Subadviser to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Subadvisers, which include arrangements in which unaffiliated Subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Annual report | Strategic Income Opportunities Fund	65

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

Appendix A

Fund	Performance of Fund,
(Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

Strategic Income	Benchmark Index — The	Subadvisory fees for	The Board took into
Opportunities	Fund underperformed	this Fund are equal to	account management’s
Fund	for the one-year period	the peer group median.	discussion of the
	and outperformed for the		Fund’s performance,
(John Hancock	three- and five-year periods.	Net management	noting the Fund’s
Asset Management		fees for this Fund are	long-term performance
a division of	Lipper Category — The	higher than the peer	compared to its peer
Manulife Asset	Fund underperformed	group median.	group and index.
Management	for the one-year period
(US) LLC)	and outperformed for the	Total expenses for this	The Board took into
	three- and five-year periods.	Fund are higher than	account management’s
		the peer group median.	discussion of the
Fund’s expenses,
including the
advisory/subadvisory
fee structure.

66	Strategic Income Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	198

Director, Island Commuter Corp. (marine transport). Trustee of John Hancock Variable Insurance
Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock
Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	198

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: Lincoln Educational Services Corporation (since 2004), Symetra Financial
Corporation (since 2010) and PMA Capital Corporation (2004–2010). Trustee of John Hancock Variable
Insurance Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock
Funds III (2005–2006).

Grace K. Fey, Born: 1946	2008	198

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).

Theron S. Hoffman, Born: 1947	2008	198

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee of John Hancock Variable Insurance Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	198

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984). Trustee of Virtus Variable Insurance Trust (formerly, the Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee of John Hancock Variable Insurance Trust (since 2005) and
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Annual report | Strategic Income Opportunities Fund	67

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	198

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011). Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998). Director, Virtus Funds (formerly, Phoenix Mutual Funds) (since 1988). Trustee of
John Hancock Variable Insurance Trust (since 2004); Chairman of the Board of John Hancock Variable
Insurance Trust (since 2005); Trustee and Chairman of the Board of John Hancock Funds II (since 2005)
and former Trustee of John Hancock Funds III (2005–2006).

Non-Independent Trustee[2]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	198

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Variable Insurance Trust
(since 2005), John Hancock Funds II (since 2005) and John Hancock retail funds (2005–2010).

[1] Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
[2] Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.
3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial
Corporation (or its affiliates), the ultimate parent of the Adviser.

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); Trustee (since 2010)
and President (since 2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust (since 2009).

68	Strategic Income Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds and
John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds and John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds and John Hancock Variable Insurance Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

Annual report | Strategic Income Opportunities Fund	69

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman	Manulife Asset Management (US) LLC
Hassell H. McClellan
Principal distributor
Officers	John Hancock Funds, LLC
Hugh McHaffie
President	Custodian
State Street Bank and Trust Company
Andrew G. Arnott
Executive Vice President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered
public accounting firm
Charles A. Rizzo	PricewaterhouseCoopers LLP
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

70	Strategic Income Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.	356A 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

John Hancock
MUTUAL FUNDS

John Hancock
Emerging Markets Fund

Annual Report
8.31.12

A look at performance

Total returns for the period ended August 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A2	–13.32	–0.89	—	0.96	–13.32	–4.35	—	5.23

Class I2,3	–8.87	0.46	—	2.26	–8.87	2.30	—	12.69

Class R6[2,3]	–8.80	0.49	—	2.30	–8.80	2.49	—	12.91

Class NAV [3]	–8.71	0.61	—	2.41	–8.71	3.07	—	13.58

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Net/Gross (%)	1.64	1.28	1.20	1.07

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6 Emerging Markets Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I [3]	5-1-07	$11,269	$11,269	$11,300

Class R6 [3]	5-1-07	11,291	11,291	11,300

Class NAV [3]	5-1-07	11,358	11,358	11,300

MSCI Emerging Markets Index (gross of foreign withholding taxes and dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to a look at performance

1 From 5-1-07

2 Class A and Class I shares were first offered on 3-31-11 and Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I and Class R6 shares, respectively.

3 For certain types of investors, as described in the Fund’s prospectuses.

Annual report | Emerging Markets Fund 7

Management’s discussion of

Fund performance

By Dimensional Fund Advisors LP

Emerging-market equities posted losses for the 12-month period ended August 31, 2012. While it’s difficult to attribute broad stock market returns to specific sources, a number of macroeconomic developments weighed on emerging markets throughout most of the period. For the 12 months ended August 31, 2012, John Hancock Emerging Markets Fund’s Class A shares declined 9.25%, excluding sales charges. The Fund lagged the average 6.60% decline of its peer group, the diversified emerging markets fund category, according to Morningstar, Inc.1 During the same 12-month period, the MSCI Emerging Markets Index, the Fund’s benchmark, declined 5.48%.

The Fund’s greater exposure to small-cap stocks detracted from relative performance versus the benchmark as these stocks generally lagged their larger company counterparts, which the Fund usually held at lower weights. Additionally, the Fund’s emphasis on deeper value companies hurt relative performance as value stocks generally underperformed their growth counterparts during the period. The Fund’s focus on value stocks proved especially detrimental in the information technology sector. Specifically, the Fund had less exposure than the benchmark to three technology companies: Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd. and Hon Hai Precision Industry Company, Ltd. — all of which significantly outperformed during the period. As component suppliers to Apple, Inc., all three reaped the benefits of strong sales of Apple’s iPad and iPhone. In contrast, the Fund benefited from its lower weight in HTC Corp., a Taiwanese mobile phone company that underperformed, in part due to competition from Apple and other smartphone manufacturers.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment, as well as greater social, economic, regulatory and political uncertainties than more developed countries. Value stocks may not increase in price as anticipated or may decline further in value. The prices of medium- and small-company stocks can change more frequently and dramatically than those of large-company stocks. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and increase volatility and costs. For additional information on these and other risk considerations, please see the Fund’s prospectus.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load adjusted performance is lower.

8 Emerging Markets Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$894.60	$8.33

Class I	1,000.00	896.40	5.96

Class R6	1,000.00	897.20	5.82

Class NAV	1,000.00	897.30	5.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Emerging Markets Fund 9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,016.30	$8.87

Class I	1,000.00	1,018.90	6.34

Class R6	1,000.00	1,019.00	6.19

Class NAV	1,000.00	1,019.80	5.43

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.75%, 1.25%, 1.22%, and 1.07% for Class A, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10 Emerging Markets Fund | Annual report

Portfolio summary

Top 10 Holdings (9.5% of Net Assets on 8-31-12)[1,2]

		Taiwan Semiconductor
Samsung Electronics Company, Ltd.	1.6%	Manufacturing Company, Ltd.	0.7%

Gazprom OAO, ADR	1.4%	Lukoil OAO, ADR	0.7%

Hyundai Motor Company, Ltd.	1.2%	China Mobile, Ltd., ADR	0.7%

ICICI Bank, Ltd., ADR	1.0%	Reliance Industries, Ltd.	0.7%

Petroleo Brasileiro SA, Class A, ADR	0.8%	BRF — Brasil Foods SA, ADR	0.7%

Sector Composition[1,3]

Financials	24.9%	Consumer Staples	9.4%

Materials	13.2%	Telecommunication Services	4.6%

Industrials	10.9%	Utilities	2.9%

Information Technology	10.8%	Health Care	1.9%

Consumer Discretionary	10.6%	Short-Term Investments & Other	0.9%

Energy	9.9%

Top 10 Countries[1,2,3]

South Korea	15.2%	India	7.6%

Brazil	13.8%	Mexico	5.2%

Taiwan	13.0%	Hong Kong	5.0%

China	9.3%	Malaysia	4.1%

South Africa	8.1%	Indonesia	3.3%

1 As a percentage of net assets on 8-31-12.

2 Cash and cash equivalents not included.

3 The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may exerience higher inflation, interest rates and unemployment, as well as greater social, economic regulatory and political undertainties than more developed countries. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Emerging Markets Fund 11

Fund’s investments

As of 8-31-12

	Shares	Value
Common Stocks 97.1%	$2,181,125,780

(Cost $2,100,960,717)

Brazil 11.8%		265,578,749

AES Tiete SA	30,593	347,993

Aliansce Shopping Centers SA	48,492	484,705

All America Latina Logistica SA	208,991	919,400

Amil Participacoes SA	73,447	745,361

Anhanguera Educacional Participacoes SA	119,530	1,778,906

Arezzo Industria E Comercio SA	28,591	478,465

Autometal SA	4,062	39,021

B2W Companhia Global Do Varejo (I)	22,600	88,734

Banco ABC Brasil SA (I)	3,860	22,819

Banco Alfa de Investimento SA	10,300	27,096

Banco Bradesco SA	187,744	2,506,460

Banco Bradesco SA, ADR (L)	550,552	9,040,064

Banco do Brasil SA	352,619	4,026,656

Banco Santander Brasil SA, ADR (L)	773,908	5,866,223

Bematech SA	66,175	131,379

BHG SA — Brazil Hospitality Group (I)	1,580	16,501

BM&F Bovespa SA	1,969,328	10,429,221

BR Malls Participacoes SA	1,061,119	13,225,435

Brasil Brokers Participacoes SA	155,943	508,568

Braskem SA, ADR (L)	50,629	636,407

BRF — Brasil Foods SA	18,975	304,830

BRF — Brasil Foods SA, ADR (L)	923,550	14,878,391

Brookfield Incorporacoes SA	379,400	760,706

Camargo Correa Desenvolvimento Imobiliario SA (I)	76,984	207,829

CCR SA	384,456	3,454,593

CCX Carvao da Colombia SA (I)	68,000	115,572

Centrais Eletricas Brasileiras SA	29,500	189,216

Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	319,465

Centrais Eletricas Brasileiras SA, ADR, Ordinary Shares (L)	47,167	306,586

CETIP SA — Mercados Organizados	105,534	1,356,933

Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	66,560	2,854,093

Cia de Saneamento Basico do Estado de Sao Paulo	5,400	228,248

Cia de Saneamento de Minas Gerais	46,300	1,106,237

Cia Energetica de Minas Gerais	23,663	349,600

Cia Energetica de Minas Gerais, ADR (L)	160,926	2,735,742

Cia Hering	75,600	1,651,737

12 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Brazil (continued)

Cia Paranaense de Energia	1,000	$16,158

Cia Paranaense de Energia, ADR (L)	55,947	995,297

Cia Providencia Industria e Comercio SA	39,800	133,131

Cielo SA	126,882	3,751,017

Companhia de Bebidas das Americas	153,400	5,807,572

Companhia de Bebidas das Americas, ADR (L)	114,926	4,322,367

Companhia de Saneamento Basico de Estado de Sao Paulo, ADR (L)	19,370	1,648,581

Companhia Siderurgica Nacional SA	136,900	674,417

Companhia Siderurgica Nacional SA, ADR (L)	259,126	1,248,987

Contax Participacoes SA	1,400	13,794

Cosan SA Industria e Comercio	265,400	4,419,193

CPFL Energia SA	10,100	106,976

CPFL Energia SA, ADR	28,796	604,140

CR2 Empreendimentos Imobiliarios SA	28,800	63,987

Cremer SA	650	4,640

CSU Cardsystem SA	4,000	8,276

Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,028	1,797,710

Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	26,836

Diagnosticos da America SA	269,326	1,699,624

Direcional Engenharia SA	5,225	29,086

Duratex SA	242,485	1,458,565

Ecorodovias Infraestrutura e Logistica SA	87,533	726,603

EDP — Energias do Brasil SA	124,772	797,228

Embraer SA, ADR (L)	175,929	4,741,287

Empresa SA	32,692	225,473

Equatorial Energia SA	36,426	279,040

Estacio Participacoes SA	48,374	750,668

Eternit SA	62,999	301,045

Even Construtora e Incorporadora SA	241,500	916,080

EZ Tec Empreendimentos e Participacoes SA	107,600	1,298,685

Fertilizantes Heringer SA (I)	38,800	290,154

Fibria Celulose SA, ADR (I)(L)	248,951	1,924,391

Fleury SA	33,900	368,242

Forjas Taurus SA	7,413	9,312

Gafisa SA (I)	521,522	1,040,526

Gafisa SA, ADR (I)	74,154	304,773

General Shopping Brasil SA (I)	61,820	296,933

Gerdau SA	103,043	751,286

Gerdau SA, ADR (L)	894,088	7,984,206

Grendene SA	240,600	1,499,379

Guararapes Confeccoes SA	2,700	136,151

Helbor Empreendimentos SA	145,200	778,253

Hypermarcas SA (I)	250,217	1,606,152

IdeiasNet SA (I)	28,300	20,634

Iguatemi Empresa de Shopping Centers SA	73,200	1,759,771

Industrias Romi SA	94,500	249,530

Inepar SA Industria E Construcoes (I)	9,800	10,863

International Meal Company Holdings SA	10,000	94,487

See notes to financial statements	Annual report | Emerging Markets Fund 13

	Shares	Value
Brazil (continued)

Iochpe-Maxion SA	124,676	$1,768,275

Itau Unibanco Holding SA	96,022	1,338,225

Itau Unibanco Holding SA, ADR (L)	646,657	10,223,647

JBS SA (I)	799,579	2,272,807

JHSF Participacoes SA	335,500	1,302,399

Joao Fortes Engenharia SA	500	1,552

Joao Fortes Engenharia SA, Depository Receipt (I)	175	543

JSL SA	23,700	128,080

Kroton Educacional SA (I)	10,403	10,250

Kroton Educacional SA, Preference Shares (I)	115,459	1,888,388

Light SA	37,603	456,075

Localiza Rent a Car SA	113,448	2,000,807

Log-in Logistica Intermodal SA (I)	65,400	202,009

Lojas Americanas SA	72,620	474,021

Lojas Renner SA (I)	72,550	2,391,766

LPS Brasil Consultoria de Imoveis SA	23,300	406,335

Lupatech SA (I)	3,800	5,485

M Dias Branco SA	24,729	767,490

Magnesita Refratarios SA	282,565	1,007,818

Mahle-Metal Leve SA Industria e Comercio	42,500	471,082

Marcopolo SA	8,000	39,017

Marfrig Alimentos SA (I)	200,293	1,134,721

Marisa Lojas SA	48,673	567,560

Metalfrio Solutions SA (I)	16,800	30,043

Mills Estruturas e Servicos de Engenharia SA	90,017	1,330,366

Minerva SA	60,400	316,000

MMX Mineracao e Metalicos SA (I)	286,400	768,944

MPX Energia SA (I)	204,000	1,266,269

MRV Engenharia e Participacoes SA	333,700	1,936,542

Multiplan Empreendimentos Imobiliarios SA	47,700	1,219,582

Multiplus SA	32,097	683,083

Natura Cosmeticos SA	92,600	2,321,957

Obrascon Huarte Lain Brasil SA	138,900	1,344,591

Odontoprev SA	270,770	1,467,299

Oi SA	57,436	258,900

Oi SA, ADR (L)	175,443	652,648

Oi SA, Series C, ADR (L)	12,205	54,068

OSX Brasil SA (I)	25,250	138,695

Paranapanema SA (I)	275,500	295,872

PDG Realty SA Empreendimentos e Participacoes	243,884	474,576

Petroleo Brasileiro SA	97,783	1,026,050

Petroleo Brasileiro SA, ADR (L)	671,572	14,197,032

Petroleo Brasileiro SA, Class A, ADR (L)	837,292	17,231,469

Plascar Participacoes Industriais SA	13,400	5,941

Porto Seguro SA	186,076	1,717,850

Positivo Informatica SA (I)	26,000	69,934

Profarma Distribuidora de Produtos Farmaceuticos SA	42,000	260,703

QGEP Participacoes SA	36,700	202,131

14 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Brazil (continued)

Raia Drogasil SA	124,576	$1,317,625

Redecard SA	152,200	2,515,548

Refinaria de Petroleos de Manguinhos SA (I)	40,000	15,567

Restoque Comercio e Confeccoes de Roupas SA	94,596	401,237

Rodobens Negocios Imobiliarios SA	59,200	317,596

Rossi Residencial SA	121,400	363,620

Santos Brasil Participacoes SA	52,908	878,368

Sao Carlos Empreendimentos e Participacoes SA	79,700	1,492,387

Sao Martinho SA	66,300	773,756

SLC Agricola SA	49,500	519,410

Sonae Sierra Brasil SA	5,736	85,338

Souza Cruz SA	161,600	2,166,184

Springs Global Participacoes SA (I)	137,067	195,820

Sul America SA	274,382	1,949,154

T4F Entretenimento SA	10,600	90,809

Tecnisa SA	41,600	175,220

Tegma Gestao Logistica	25,578	403,220

Telefonica Brasil SA	4,502	87,383

Telefonica Brasil SA, ADR (L)	88,100	1,882,697

Tempo Participacoes SA (I)	16,496	30,881

Tereos Internacional SA	9,500	13,104

Tim Participacoes SA	47,400	188,442

Tim Participacoes SA, ADR (L)	43,961	857,679

Totvs SA	115,099	2,236,886

TPI — Triunfo Participacoes e Investimentos SA	75,690	351,622

Tractebel Energia SA	36,638	609,340

Trisul SA (I)	30,607	38,600

Ultrapar Participacoes SA, ADR (L)	190,080	4,158,950

Usinas Siderurgicas de Minas Gerais SA	215,544	1,006,629

Vale SA	14,800	246,290

Vale SA, ADR, Ordinary A Shares (L)	622,881	10,196,562

Vale SA, ADR, Preference A Shares (L)	530,973	8,559,285

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	74,585	1,286,012

Vanguarda Agro SA (I)	1,152,700	204,430

Viver Incorporadora e Construtora SA (I)	246,617	151,865

WEG SA	156,700	1,551,638

Chile 1.9%		43,084,998

AES Gener SA (I)	789,916	447,367

Aguas Andinas SA	1,103,018	723,449

Almendral SA	253,502	35,259

Banco de Chile	3,881,521	545,532

Banco de Chile, ADR (L)	5,474	461,239

Banco de Credito e Inversiones	19,752	1,245,938

Banco Santander Chile	6,297,050	451,035

Banco Santander Chile, ADR (L)	20,018	1,487,137

See notes to financial statements	Annual report | Emerging Markets Fund 15

	Shares	Value
Chile (continued)

Banmedica SA	300	$531

Besalco SA	274,576	468,804

CAP SA	44,286	1,491,968

Cementos BIO-BIO SA (I)	2,795	3,927

Cencosud SA	493,536	2,864,805

Cia Cervecerias Unidas SA	15,538	203,175

Cia Cervecerias Unidas SA, ADR	8,617	560,881

Cia General de Electricidad	330,742	1,570,141

Cintac SA	78,352	34,260

Colbun SA (I)	3,075,845	874,202

Companhia Sud Americana de Vapores SA (I)	8,532,311	927,367

Corpbanca SA	58,425,982	696,460

Corpbanca SA, ADR (L)	13,087	231,509

Cristalerias de Chile SA	62,943	505,882

E.CL SA	264,051	637,765

Embotelladora Andina SA, ADR, Series A	300	8,088

Embotelladora Andina SA, ADR, Series B	1,594	52,474

Empresa Nacional de Electricidad SA	1,185,047	1,961,631

Empresa Nacional de Electricidad SA, ADR (L)	18,202	896,631

Empresas CMPC SA	668,839	2,456,601

Empresas COPEC SA	299,947	4,327,426

Empresas Hites SA	12,912	8,361

Empresas Iansa SA	4,708,478	372,545

Empresas La Polar SA (I)	316,714	125,295

Enersis SA, ADR	169,382	2,789,722

ENTEL Chile SA	70,975	1,366,978

Forus SA	2,628	11,491

Gasco SA	221,878	1,596,162

Grupo Security SA	593,749	199,041

Inversiones Aguas Metropolitanas SA	898,126	1,570,837

Latam Airlines Group SA	4,699	111,695

Latam Airlines Group SA, ADR (L)	52,595	1,240,716

Madeco SA	9,113,966	351,070

Masisa SA	3,828,010	342,733

Molibdenos Y Metales SA	7,542	125,143

Multiexport Foods SA	27,522	5,788

Parque Arauco SA	122,116	228,839

PAZ Corp., SA	115,321	55,227

Ripley Corp. SA	641,294	554,140

SACI Falabella	132,388	1,201,848

Salfacorp SA	66,565	128,897

Sigdo Koppers SA	180,777	425,302

Sociedad Matriz SAAM SA (I)	10,891,677	1,156,590

Sociedad Quimica y Minera de Chile SA, ADR (L)	28,039	1,728,324

Socovesa SA	678,810	278,481

Sonda SA	232,750	661,511

Vina Concha Y Toro SA	92,215	180,486

Vina San Pedro Tarapaca SA	16,312,632	96,292

16 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
China 9.3%		$209,044,442

Agile Property Holdings, Ltd.	844,000	972,203

Agricultural Bank of China, Ltd., H Shares	7,529,000	2,786,312

Air China, Ltd., H Shares	918,000	553,788

Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	362,772

Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,052,000	406,612

Angang Steel Company, Ltd., H Shares (I)(L)	1,210,000	591,917

Anhui Conch Cement Company, Ltd., H Shares	458,500	1,149,256

Anhui Expressway Company, Ltd., H Shares	318,000	133,800

Anhui Tianda Oil Pipe Company, Ltd., H Shares	462,000	53,691

Anta Sports Products, Ltd.	621,000	371,886

Anton Oilfield Services Group	1,466,000	293,531

Asia Cement China Holdings Corp.	610,000	228,039

AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	417,222

Bank of China, Ltd., H Shares	32,504,075	11,849,983

Bank of Communications Company, Ltd., H Shares	3,532,858	2,321,253

Baoye Group Company, Ltd., H Shares	478,000	255,943

BaWang International Group Holding, Ltd. (I)	1,190,000	90,710

BBMG Corp., H Shares	434,500	265,993

Beijing Capital International Airport Company, Ltd., H Shares	2,564,415	1,760,978

Beijing Capital Land, Ltd., H Shares	1,240,000	326,987

Beijing Jingkelong Company, Ltd., H Shares	34,000	17,317

Beijing North Star Company, H Shares	1,030,000	166,385

Biostime International Holdings, Ltd.	43,000	106,728

Byd Company, Ltd., H Shares (I)(L)	244,500	428,296

BYD Electronic International Company, Ltd.	1,060,983	215,470

Catic Shenzhen Holdings, Ltd., H Shares	140,000	47,849

Changshouhua Food Co Ltd.	143,000	67,542

Chaowei Power Holdings, Ltd.	92,000	48,130

Chiho-Tiande Group, Ltd.	36,000	18,254

China Aoyuan Property Group, Ltd.	1,766,000	221,335

China Automation Group, Ltd.	117,000	20,111

China BlueChemical, Ltd., H Shares	1,596,000	928,885

China Citic Bank Corp., Ltd., H Shares	6,346,962	3,036,957

China Coal Energy Company, Ltd., H Shares	4,250,000	3,550,489

China Communications Construction Company, Ltd., H Shares	3,946,202	3,043,263

China Communications Services Corp., Ltd., H Shares	2,699,200	1,502,413

China Construction Bank Corp., H Shares	22,387,000	14,764,671

China COSCO Holdings Company, Ltd., H Shares (I)(L)	1,001,500	379,939

China Datang Corp. Renewable Power Company, Ltd.	150,000	13,964

China Dongxiang Group Company	1,930,000	192,383

China Eastern Airlines Corp., Ltd., ADR (I)	1,037	15,804

China Eastern Airlines Corp., Ltd., H Shares (I)	704,000	214,498

China Huiyuan Juice Group, Ltd. (I)	832,500	253,471

China Liansu Group Holdings, Ltd.	464,000	221,036

China Life Insurance Company, Ltd., ADR (L)	99,654	4,031,004

China Life Insurance Company, Ltd., H Shares	698,000	1,884,905

China Lilang, Ltd.	450,000	318,833

China Longyuan Power Group Corp., H Shares	1,056,000	691,211

See notes to financial statements	Annual report | Emerging Markets Fund 17

	Shares	Value
China (continued)

China Medical System Holdings, Ltd.	623,800	$329,393

China Merchants Bank Company, Ltd., H Shares	1,551,500	2,685,528

China Minsheng Banking Corp., Ltd., H Shares	3,496,500	2,862,763

China Modern Dairy Holdings, Ltd. (I)	254,000	65,995

China Molybdenum Company, Ltd., H Shares (I)	1,743,000	637,676

China National Building Material Company, Ltd., H Shares	1,126,000	1,058,687

China National Materials Company, Ltd., H Shares	204,000	49,466

China Nickel Resources Holding Company, Ltd. (I)	878,000	60,340

China Oilfield Services, Ltd., H Shares	506,000	810,771

China Pacific Insurance Group Company, Ltd., H Shares	537,400	1,600,122

China Petroleum & Chemical Corp., ADR (L)	121,770	11,476,823

China Qinfa Group, Ltd. (I)	944,000	103,880

China Railway Construction Corp., H Shares	1,822,335	1,380,495

China Railway Group, Ltd., H Shares	1,231,000	464,743

China Rare Earth Holdings, Ltd.	1,272,000	273,265

China Rongsheng Heavy Industry Group Company, Ltd. (L)	574,500	78,894

China Shanshui Cement Group, Ltd.	1,066,000	558,811

China Shenhua Energy Company, Ltd., H Shares	1,013,500	3,706,281

China Shineway Pharmaceutical Group, Ltd.	203,000	306,351

China Shipping Container Lines Company, Ltd., H Shares (I)	3,759,850	715,984

China Shipping Development Company, Ltd., H Shares	1,410,000	530,858

China Southern Airlines Company, Ltd., ADR	1,402	29,919

China Southern Airlines Company, Ltd., H Shares	642,000	273,878

China Suntien Green Energy Corp., Ltd.	907,000	162,970

China Telecom Corp., Ltd., ADR	5,800	323,582

China Telecom Corp., Ltd., H Shares	3,124,000	1,736,323

China Wireless Technologies, Ltd.	1,144,000	204,266

China Yurun Food Group, Ltd. (I)(L)	1,115,000	681,944

China ZhengTong Auto Services Holdings, Ltd. (I)	710,500	426,173

China Zhongwang Holdings, Ltd. (I)	2,253,400	935,346

Chinasoft International, Ltd. (I)	600,000	136,534

Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	101,343

Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	135,208

CNOOC, Ltd.	3,800,000	7,248,599

CNOOC, Ltd., ADR (L)	15,118	2,863,349

Comtec Solar Systems Group Ltd. (I)	22,000	1,914

Country Garden Holdings Company (I)	7,552,463	2,667,924

CPMC Holdings, Ltd.	113,000	78,907

CSR Corp., Ltd., H Shares	714,000	485,934

Dalian Port PDA Company, Ltd., H Shares	1,186,621	236,183

Daphne International Holdings, Ltd.	660,000	662,017

Datang International Power Generation Company, Ltd., H Shares	936,000	314,187

Dongfang Electric Corp. Ltd., H Shares	147,800	203,028

Dongfeng Motor Group Company, Ltd., H Shares	1,006,000	1,310,647

Dongjiang Environmental Company, Ltd., H Shares (I)	19,200	73,810

Dongyue Group (L)	860,000	409,781

ENN Energy Holdings, Ltd.	368,000	1,463,341

Evergrande Real Estate Group, Ltd. (L)	2,619,000	1,007,915

18 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
China (continued)

Fantasia Holdings Group Company, Ltd.	306,000	$28,881

First Tractor Company, Ltd., H Shares (I)	712,750	545,582

Fosun International, Ltd.	1,805,059	852,533

Golden Eagle Retail Group, Ltd.	229,000	423,481

Great Wall Motor Company, Ltd., H Shares	1,580,000	3,586,811

Great Wall Technology Company, Ltd., H Shares	648,000	104,511

Greatview Aseptic Packaging Company, Ltd. (I)	13,000	6,312

Greentown China Holdings, Ltd.	906,500	959,761

Guangshen Railway Company, Ltd., ADR (L)	39,922	572,481

Guangzhou Automobile Group Company, Ltd., H Shares	1,648,857	1,154,101

Guangzhou Pharmaceutical Company, Ltd., H Shares (L)	276,000	515,285

Guangzhou R&F Properties Company, Ltd., H Shares (L)	1,032,599	1,202,431

Guangzhou Shipyard International Company, Ltd., H Shares (I)	128,000	78,322

Hainan Meilan International Airport Company, Ltd., H Shares	163,000	99,357

Haitian International Holdings, Ltd.	230,000	234,422

Harbin Electric Company, Ltd., H Shares	952,000	769,913

Hengan International Group Company, Ltd.	320,500	3,219,069

Hidili Industry International Development, Ltd.	1,491,000	320,285

Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	181,000	32,914

Honghua Group, Ltd.	1,510,000	244,839

Huadian Power International Corp., H Shares (I)	668,000	197,386

Huaneng Power International, Inc., ADR	4,400	121,748

Huaneng Power International, Inc., H Shares	828,000	571,440

Hunan Nonferrous Metal Corp., Ltd., H Shares (I)	2,694,000	803,079

Industrial & Commercial Bank of China, H Shares	26,128,000	14,263,642

International Taifeng Holdings, Ltd.	46,000	10,946

Intime Department Store Group Company, Ltd.	733,500	756,504

Jiangsu Expressway, Ltd., H Shares	572,000	468,894

Jiangxi Copper Company Ltd.	511,000	1,112,752

Jingwei Textile Machinery Company, Ltd., H Shares	222,000	106,997

Kaisa Group Holdings, Ltd. (I)	375,000	65,971

Kasen International Holdings, Ltd.	240,000	41,156

Kingdee International Software Group Company, Ltd. (I)(L)	2,058,000	308,031

Kingsoft Corp., Ltd.	482,000	221,892

Lenovo Group, Ltd.	3,542,000	2,889,202

Li Ning Company, Ltd.	825,000	397,154

Lianhua Supermarket Holdings Company, Ltd., H Shares	255,200	222,253

Lingbao Gold Company, Ltd., H Shares	446,000	179,263

Longfor Properties Company, Ltd.	475,000	686,265

Lonking Holdings, Ltd. (L)	1,240,000	190,657

Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	404,303

Maoye International Holdings, Ltd.	866,000	153,436

Metallurgical Corp. of China, Ltd., H Shares (I)	302,000	64,406

Microport Scientific Corp.	127,000	52,487

MIE Holdings Corp.	490,000	117,443

Minth Group, Ltd.	90,000	100,566

NVC Lighting Holdings, Ltd.	1,230,000	230,108

Pacific Online, Ltd.	209,000	64,186

See notes to financial statements	Annual report | Emerging Markets Fund 19

	Shares	Value
China (continued)

Parkson Retail Group, Ltd.	627,000	$511,445

PCD Stores Group, Ltd.	1,792,000	122,745

Peak Sport Products Company, Ltd.	401,000	61,689

PetroChina Company, Ltd., ADR (L)	29,667	3,568,940

PetroChina Company, Ltd., H Shares	5,438,000	6,560,325

PICC Property & Casualty Company, Ltd., H Shares	836,000	1,009,243

Ping An Insurance Group Company, H Shares	516,000	3,739,456

Powerlong Real Estate Holdings, Ltd.	361,000	60,217

Qunxing Paper Holdings Company, Ltd.	969,268	257,940

Renhe Commercial Holdings Company, Ltd. (I)	8,596,000	384,181

Sany Heavy Equipment International Holdings Company, Ltd.	682,000	354,383

Semiconductor Manufacturing International Corp., ADR (I)	263,599	490,294

Semiconductor Manufacturing International Corp. (I)	16,250,000	620,425

Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	72,231

Shandong Molong Petroleum Machinery Company, Ltd., H Shares	214,400	70,611

Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	789,140

Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	82,000	18,531

Shanghai Electric Group Company, Ltd., H Shares	1,068,000	431,357

Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,562,000	205,753

Shanghai Prime Machinery Company, Ltd., H Shares	1,148,000	143,768

Shengli Oil & Gas Pipe Holdings, Ltd.	145,500	10,527

Shenguan Holdings Group, Ltd.	744,000	395,052

Shenzhen Expressway Company, Ltd., H Shares	440,000	158,372

Shenzhou International Group Holdings, Ltd.	126,000	210,272

Shui On Land, Ltd. (L)	3,624,645	1,325,863

Sichuan Expressway Company, Ltd., H Shares	552,000	156,918

Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	635,581

Silver base Group Holdings, Ltd.	518,650	213,934

Sino-Ocean Land Holdings, Ltd.	3,667,139	1,650,522

Sinopec Shanghai Petrochemical Company, Ltd., ADR	1,587	41,437

Sinopec Shanghai Petrochemical Company, Ltd., H Shares	970,000	254,376

Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares	608,000	120,239

Sinopharm Group Company, Ltd., H Shares	339,600	1,082,470

Sinotrans, Ltd., H Shares	2,156,574	295,079

Sinotruk Hong Kong, Ltd.	1,000,055	521,374

Soho China, Ltd.	2,288,000	1,453,082

SPG Land Holdings, Ltd. (I)	397,925	82,870

Sunny Optical Technology Group Company, Ltd.	322,000	167,859

Tech Pro Technology Development, Ltd. (I)	804,000	298,706

Tencent Holdings, Ltd.	377,200	11,565,054

Tian Shan Development Holdings, Ltd.	58,000	13,247

Tiangong International Company, Ltd.	1,007,564	179,739

Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	40,394

Tingyi Cayman Islands Holding Corp.	756,000	2,247,073

Tong Ren Tang Technologies Company, Ltd., H Shares	113,000	208,412

Trauson Holdings Company, Ltd.	146,000	54,144

Travelsky Technology, Ltd., H Shares	1,415,500	734,650

Tsingtao Brewery Company, Ltd., H Shares	130,000	698,977

20 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
China (continued)

Uni-President China Holdings, Ltd. (L)	437,000	$451,467

Want Want China Holdings, Ltd.	1,758,000	2,191,653

Weichai Power Company, Ltd., H Shares	236,400	626,958

Weiqiao Textile Company, H Shares	583,500	202,542

West China Cement, Ltd.	2,098,000	333,974

Wumart Stores, Inc., H Shares	142,000	238,162

Xiamen International Port Company, Ltd., H Shares	1,056,662	105,172

Xingda International Holdings, Ltd.	1,029,000	310,241

Xinhua Winshare Publishing and Media Company, Ltd., H Shares	583,650	275,818

Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	136,200	45,119

Xinjiang Xinxin Mining Industry Company, Ltd., H Shares	1,037,000	178,311

Xiwang Sugar Holdings Company, Ltd.	593,020	53,594

Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	762,861

Yanzhou Coal Mining Company, Ltd., H Shares	214,000	306,144

Zhaojin Mining Industry Company, Ltd., H Shares	420,500	560,654

Zhejiang Expressway Company, Ltd., H Shares	706,000	465,753

Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0

Zhong An Real Estate, Ltd. (I)	793,200	80,140

Zhongsheng Group Holdings, Ltd.	300,500	378,474

Zhuzhou CSR Times Electric Company, Ltd., H Shares	159,000	385,251

Zijin Mining Group Company, Ltd., H Shares	1,823,000	575,664

Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	504,400	542,008

ZTE Corp., H Shares (L)	306,000	405,960

Colombia 0.3%		6,197,039

Bancolombia SA, ADR	27,362	1,572,221

Ecopetrol SA, ADR (L)	79,945	4,624,818

Cyprus 0.0%		300,349

Globaltrans Investment PLC, GDR	15,976	300,349

Czech Republic 0.4%		8,484,234

CEZ AS	66,250	2,600,688

Fortuna Entertainment Group NV	1,880	8,536

Komercni Banka AS	4,758	923,116

Pegas Nonwovens SA	29,627	680,083

Philip Morris CR AS	293	167,494

Telefonica Czech Republic AS	100,542	2,131,286

Unipetrol AS (I)	234,248	1,973,031

Egypt 0.1%		1,533,605

Commercial International Bank Egypt SAE, GDR (London Exchange)	38,036	193,918

Commercial International Bank Egypt SAE, GDR	7,948	40,535

Orascom Construction Industries, GDR (London Exchange)	15,783	709,569

Orascom Construction Industries, GDR	7,351	330,427

Orascom Telecom Holding SAE, GDR (I)	88,449	259,156

Hong Kong 5.0%		111,390,871

361 Degrees International, Ltd.	372,000	99,116

Ajisen China Holdings, Ltd.	546,000	338,453

AMVIG Holdings, Ltd.	675,333	211,868

Anxin-China Holdings, Ltd.	1,360,000	290,200

Asia Energy Logistics Group, Ltd. (I)	2,960,000	43,602

See notes to financial statements	Annual report | Emerging Markets Fund 21

	Shares	Value
Hong Kong (continued)

Asian Citrus Holdings, Ltd.	137,000	$65,818

AVIC International Holding HK, Ltd. (I)	4,532,000	130,319

Beijing Development Hong Kong, Ltd. (I)	482,000	71,485

Beijing Enterprises Holdings, Ltd.	561,430	3,721,901

Beijing Enterprises Water Group, Ltd.	2,554,000	508,426

Belle International Holdings, Ltd.	1,451,000	2,626,644

Bosideng International Holdings, Ltd.	1,652,000	457,827

Brilliance China Automotive Holdings, Ltd. (I)	2,906,000	2,848,649

C C Land Holdings, Ltd.	450,693	95,042

Central China Real Estate, Ltd.	887,538	206,350

Centron Telecom International Holdings, Ltd.	79,569	6,894

CGN Mining Company, Ltd. (I)	835,000	83,185

Chaoda Modern Agriculture Holdings, Ltd. (I)(L)	5,797,312	202,907

China Aerospace International Holdings, Ltd.	2,914,755	200,225

China Agri-Industries Holdings, Ltd.	1,782,000	883,829

China Chengtong Development Group, Ltd. (I)	2,031,216	71,698

China Energine International Holdings, Ltd. (I)	2,025,589	52,868

China Everbright International, Ltd.	1,152,000	570,347

China Everbright, Ltd.	937,000	1,143,313

China Foods, Ltd.	380,000	379,155

China Gas Holdings, Ltd.	932,000	512,192

China Grand Forestry Green Resources Group, Ltd. (I)	427,090	26,354

China Green Holdings, Ltd. (L)	588,000	129,277

China Haidian Holdings, Ltd.	2,601,800	239,709

China High Precision Automation Group, Ltd.	74,000	11,831

China High Speed Transmission Equipment Group Company, Ltd. (I)	628,000	193,860

China Lumena New Materials Corp. (L)	744,000	123,146

China Mengniu Dairy Company, Ltd.	628,000	1,889,182

China Merchants Holdings International Company, Ltd.	1,825,128	5,265,771

China Metal Recycling Holdings, Ltd. (L)	358,200	287,236

China Mining Resources Group, Ltd. (I)	8,324,000	121,276

China Mobile, Ltd.	128,000	1,369,289

China Mobile, Ltd., ADR (L)	297,443	15,969,715

China Ocean Resources Company, Ltd.	8,700	30,022

China Oil and Gas Group, Ltd. (I)	3,168,219	319,223

China Overseas Grand Oceans Group, Ltd.	372,000	354,941

China Overseas Land & Investment, Ltd.	1,508,000	3,415,390

China Pharmaceutical Group, Ltd. (I)	1,192,000	337,303

China Power International Development, Ltd. (L)	1,106,000	295,382

China Power New Energy Development Company, Ltd. (I)	2,100,000	75,985

China Precious Metal Resources Holdings Company, Ltd. (I)	1,348,000	236,477

China Properties Group, Ltd. (I)	920,000	269,756

China Resource Power Holdings, Ltd.	598,000	1,286,381

China Resources Cement Holdings, Ltd.	766,000	339,937

China Resources Enterprises, Ltd.	780,000	2,334,893

China Resources Gas Group, Ltd.	390,000	770,434

China Resources Land, Ltd.	1,020,000	1,976,901

China Singyes Solar Technologies Holdings, Ltd.	100,800	36,446

22 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

China South City Holdings Ltd.	1,038,000	$144,744

China Starch Holdings, Ltd.	2,630,000	68,983

China State Construction International Holdings, Ltd.	625,200	667,118

China Taiping Insurance Holdings Company, Ltd. (I)	395,600	523,795

China Tianyi Holdings, Ltd. (I)	40,000	5,734

China Travel International Investment Hong Kong, Ltd.	4,084,000	706,951

China Unicom Hong Kong, Ltd., ADR	580,041	9,199,450

China Water Affairs Group, Ltd.	754,000	187,923

ChinaVision Media Group, Ltd. (I)	460,000	16,976

CIMC Enric Holdings, Ltd.	96,000	52,746

Citic 21CN Company, Ltd. (I)	1,034,000	53,388

Citic Pacific, Ltd.	1,368,923	1,680,031

Citic Resources Holdings, Ltd. (I)	3,570,000	453,296

Clear Media, Ltd.	57,000	31,014

Coastal Greenland, Ltd. (I)	2,124,000	72,730

Comba Telecom Systems Holdings, Ltd. (L)	857,500	221,696

Cosco International Holdings, Ltd.	975,040	378,017

COSCO Pacific, Ltd.	1,831,982	2,276,515

CP Pokphand Company	2,984,000	377,259

DaChan Food Asia, Ltd.	655,000	99,629

Dah Chong Hong Holdings, Ltd.	350,000	319,007

Dawnrays Pharmaceutical Holdings, Ltd.	80,000	20,340

DBA Telecommunication Asia Holdings, Ltd.	32,000	20,271

Digital China Holdings, Ltd.	468,000	754,904

Dynasty Fine Wines Group, Ltd.	242,000	40,732

Embry Holdings, Ltd.	80,000	36,780

Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	81,014

Franshion Properties China, Ltd.	4,998,000	1,467,377

GCL-Poly Energy Holdings, Ltd. (L)	5,679,000	875,532

Geely Automobile Holdings Company, Ltd. (L)	2,265,000	730,074

Global Bio-Chem Technology Group Company, Ltd.	2,837,200	282,615

Global Sweeteners Holdings, Ltd. (I)	444,000	29,191

Glorious Property Holdings, Ltd. (I)	411,000	61,232

Goldbond Group Holdings, Ltd. (I)	100,000	3,488

Golden Meditech Holdings, Ltd. (I)	2,448,000	271,821

Goldlion Holdings, Ltd.	345,000	155,392

GOME Electrical Appliances Holdings, Ltd.	7,406,000	651,660

Good Friend International Holdings, Inc.	42,000	14,890

Goodtop Tin International Holdings, Ltd (I)	1,290,000	53,285

Guangdong Investment, Ltd.	1,226,000	908,732

Haier Electronics Group Company, Ltd. (I)	341,000	403,686

Heng Tai Consumables Group, Ltd. (I)	6,885,525	143,821

Hengdeli Holdings, Ltd. (L)	1,564,000	412,568

Hi Sun Technology China, Ltd. (I)	126,000	7,370

HKC Holdings, Ltd.	3,725,423	142,058

Hopewell Highway Infrastructure, Ltd.	473,500	240,199

Hopson Development Holdings, Ltd. (I)(L)	878,000	549,359

Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,199,040	233,808

See notes to financial statements	Annual report | Emerging Markets Fund 23

	Shares	Value
Hong Kong (continued)

Huabao International Holdings, Ltd. (L)	1,225,000	$631,806

Huscoke Resources Holdings, Ltd. (I)	1,804,200	18,629

Inspur International, Ltd.	4,415,000	126,532

Interchina Holdings Company (I)	1,075,000	66,363

Jinchuan Group International Resources Company, Ltd. (I)	162,000	33,701

Ju Teng International Holdings, Ltd.	1,151,722	516,541

Kai Yuan Holdings, Ltd. (I)	10,020,000	264,328

Kingboard Chemical Holdings, Ltd.	664,290	1,454,827

Kingboard Laminates Holdings, Ltd.	204,000	80,130

Kingway Brewery Holdings, Ltd.	988,000	301,199

Kunlun Energy Company, Ltd.	1,012,000	1,736,598

KWG Property Holding, Ltd. (L)	1,533,012	798,913

Lai Fung Holdings, Ltd.	8,914,000	143,782

Le Saunda Holdings	108,000	27,897

Lee & Man Paper Manufacturing, Ltd.	87,000	35,804

Lijun International Pharmaceutical Holding, Ltd.	625,000	178,096

LK Technology Holdings, Ltd.	40,000	7,727

Loudong General Nice Resources China Holdings, Ltd. (I)	2,844,000	119,273

Magic Holdings International, Ltd.	232,000	77,262

Media China Corp., Ltd. (I)	367,813	8,673

MIN XIN Holdings, Ltd.	188,000	99,803

Mingfa Group International Company, Ltd.	678,000	179,073

Minmetals Land, Ltd.	1,810,000	218,030

Minmetals Resources, Ltd. (I)(L)	1,240,000	465,435

Nan Hai Corp., Ltd. (I)	28,150,000	105,469

NetDragon Websoft, Inc.	282,000	249,174

New World China Land, Ltd.	3,655,230	1,171,034

New World Department Store China, Ltd.	211,000	115,007

Nine Dragons Paper Holdings, Ltd.	445,000	202,182

PetroAsian Energy Holdings, Ltd. (I)	2,868,000	56,668

Phoenix Satellite Television Holdings, Ltd.	726,000	218,802

Poly Hong Kong Investment, Ltd. (I)(L)	2,759,944	1,375,630

Ports Design, Ltd.	242,500	191,202

Pou Sheng International Holdings, Ltd. (I)	2,224,000	162,907

Prosperity International Holdings HK, Ltd. (I)	1,460,000	45,249

Qin Jia Yuan Media Services Company, Ltd.	1,307,880	12,176

Qingling Motors Company, Ltd., H Shares	948,000	205,822

Real Nutriceutical Group Ltd.	467,000	128,671

Regent Manner International Holdings, Ltd.	503,000	107,201

REXLot Holdings, Ltd.	9,200,000	665,398

Road King Infrastructure, Ltd.	166,000	112,507

Royale Furniture Holdings Ltd	18,000	1,861

Samson Holding, Ltd.	1,383,915	173,427

Shanghai Industrial Holdings, Ltd.	601,041	1,650,990

Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	176,479

Shanghai Zendai Property, Ltd. (I)	4,865,000	74,862

Shenzhen International Holdings, Ltd.	13,027,500	874,924

Shenzhen Investment, Ltd.	3,034,000	686,171

24 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

Shimao Property Holdings, Ltd. (L)	1,742,000	$2,643,112

Shougang Concord Century Holdings, Ltd. (I)	1,102,000	38,459

Shougang Concord International Enterprises Company, Ltd. (I)	6,444,000	293,815

Shougang Fushan Resources Group, Ltd.	4,078,000	1,082,304

Silver Grant International, Ltd.	2,182,334	276,081

SIM Technology Group, Ltd.	1,114,000	53,294

Sino Biopharmaceutical	2,340,000	922,192

Sino Oil And Gas Holdings, Ltd. (I)	2,650,000	53,425

Sino Prosper State Gold Resources Holdings, Ltd. (I)	438,000	17,863

Sinofert Holdings, Ltd.	2,892,000	565,317

Sinolink Worldwide Holdings, Ltd. (I)	2,918,000	188,434

SinoMedia Holding, Ltd.	228,000	90,453

Sinopec Kantons Holdings, Ltd. (L)	1,240,000	925,666

Sinotrans Shipping, Ltd.	2,137,000	436,455

Skyworth Digital Holdings, Ltd. (L)	1,330,761	546,256

SMI Corp. Ltd. (I)	48,000	1,167

Solargiga Energy Holdings, Ltd. (I)	997,000	51,387

Sparkle Roll Group, Ltd.	1,144,000	63,409

SRE Group, Ltd. (I)	4,656,000	210,619

Tak Sing Alliance Holdings, Ltd.	734,000	79,544

TCC International Holdings, Ltd.	1,253,417	291,604

TCL Communication Technology Holdings, Ltd.	237,000	51,526

TCL Multimedia Technology Holdings, Ltd.	765,200	350,424

Tian An China Investment, Ltd.	976,000	507,891

Tianjin Development Holdings, Ltd. (I)	210,000	94,548

Tianneng Power International, Ltd.	948,700	577,312

Tomson Group, Ltd.	851,443	179,050

Towngas China Company, Ltd.	392,000	303,851

TPV Technology, Ltd.	1,276,588	242,595

Truly International Holdings, Ltd.	1,751,000	235,508

United Energy Group, Ltd. (I)	1,846,000	271,659

Vinda International Holdings, Ltd.	312,000	488,855

VODone, Ltd.	1,941,600	163,418

Wasion Group Holdings, Ltd.	710,000	254,788

Welling Holding, Ltd.	338,000	45,903

Winteam Pharmaceutical Group, Ltd.	132,000	24,646

Wuyi International Pharmaceutical Company, Ltd.	225,000	10,738

XTEP International Holdings	101,000	36,995

Yanchang Petroleum International, Ltd. (I)	5,462,273	375,315

Yingde Gases Group Company	506,000	392,573

Yip’s Chemical Holdings, Ltd.	218,000	141,664

Yorkey Optical International Cayman, Ltd.	44,000	4,317

Yuexiu Property Company, Ltd.	6,895,200	1,622,898

Yuexiu Transport Infrastructure, Ltd.	394,000	171,675

Hungary 0.3%		7,069,792

Danubius Hotel and Spa PLC (I)	951	10,946

EGIS Pharmaceuticals PLC	12,458	913,903

Fotex Holding SE (I)	10,287	6,469

See notes to financial statements	Annual report | Emerging Markets Fund 25

	Shares	Value
Hungary (continued)

Magyar Telekom Telecommunications PLC	162,750	$308,378

MOL Hungarian Oil and Gas PLC	14,280	1,050,349

OTP Bank PLC (L)	229,203	3,631,138

PannErgy (I)	2,974	7,966

Richter Gedeon Nyrt	6,691	1,140,643

India 7.6%		170,792,640

3M India, Ltd. (I)	27	1,965

Aban Offshore, Ltd.	21,138	151,851

ABB, Ltd.	32,944	423,917

ABG Shipyard, Ltd.	16,236	99,251

ACC, Ltd.	20,632	484,942

Adani Enterprises, Ltd.	69,906	195,509

Adani Power, Ltd. (I)	204,102	146,724

Aditya Birla Nuvo, Ltd.	50,286	670,674

Agro Tech Foods, Ltd.	963	7,722

AIA Engineering, Ltd.	27	164

Akzo Nobel India, Ltd.	3,239	51,648

Alembic Pharmaceuticals, Ltd.	38,000	46,882

Allahabad Bank	97,853	209,999

Alok Industries, Ltd.	487,315	104,758

Alstom India, Ltd.	14,071	94,914

Amara Raja Batteries, Ltd.	9,783	65,470

Ambuja Cements, Ltd.	251,660	842,005

Amtek Auto, Ltd.	149,007	237,143

Anant Raj Industries, Ltd.	151,998	122,420

Andhra Bank	157,627	256,974

Ansal Properties & Infrastructure, Ltd.	83,467	34,663

Apollo Hospitals Enterprise, Ltd.	44,250	501,230

Apollo Tyres, Ltd.	77,864	131,612

Areva T&D India, Ltd.	25,124	82,514

Arvind, Ltd. (I)	144,398	163,370

Ashok Leyland, Ltd.	1,368,930	511,291

Asian Paints, Ltd.	11,884	779,826

Aurobindo Pharma, Ltd.	10,277	20,587

Axis Bank, Ltd.	125,123	2,230,585

Axis Bank, Ltd., GDR	95	1,723

Bajaj Auto, Ltd.	28,118	817,018

Bajaj Electricals, Ltd.	14,090	43,739

Bajaj Finance, Ltd.	15,115	286,484

Bajaj Finserv, Ltd.	30,002	429,056

Bajaj Hindusthan, Ltd.	266,322	141,158

Bajaj Holdings and Investment, Ltd.	41,862	579,583

Balkrishna Industries, Ltd.	19,674	95,971

Ballarpur Industries, Ltd.	487,134	153,915

Balmer Lawrie & Company, Ltd.	7,980	88,530

Balrampur Chini Mills, Ltd. (I)	160,224	193,466

Bank of Baroda	60,660	690,910

Bank of India	128,328	589,260

26 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
India (continued)

Bank of Maharashtra	218,538	$171,958

BASF India, Ltd.	2,895	32,502

Bata India, Ltd.	11,358	180,905

BEML, Ltd.	19,471	96,356

Berger Paints India, Ltd.	46,206	114,871

BF Utilities, Ltd. (I)	6,868	49,069

BGR Energy Systems, Ltd.	18,048	83,605

Bharat Electronics, Ltd.	7,257	163,095

Bharat Forge, Ltd.	55,904	280,785

Bharat Heavy Electricals, Ltd.	256,990	984,860

Bharat Petroleum Corp., Ltd.	57,464	346,218

Bharti Airtel, Ltd. (I)	276,897	1,229,462

Bhushan Steel, Ltd.	31,174	259,081

Biocon, Ltd.	18,333	86,615

Birla Corp., Ltd.	41,760	154,961

Bl Kashyap & Sons, Ltd.	11,478	1,703

Blue Dart Express, Ltd.	1,817	63,950

Blue Star, Ltd.	1,549	4,976

Bombay Dyeing & Manufacturing Company, Ltd.	3,080	24,208

Bombay Rayon Fashions, Ltd.	15,869	68,468

Bosch, Ltd.	2,734	418,047

Brigade Enterprises, Ltd.	22,407	18,926

Britannia Industries, Ltd.	21,988	198,132

Cadila Healthcare, Ltd.	23,683	386,970

Cairn India, Ltd. (I)	390,981	2,380,188

Canara Bank	91,968	527,431

Carborundum Universal, Ltd.	2,776	7,314

Central Bank of India	314,027	372,160

Century Textile & Industries, Ltd.	32,699	184,018

CESC, Ltd.	26,563	147,037

Chambal Fertilizers & Chemicals, Ltd.	224,870	265,338

Chennai Petroleum Corp., Ltd.	5,582	13,380

Cholamandalam Investment and Finance Company, Ltd.	8,951	33,310

Cipla, Ltd.	122,586	829,966

City Union Bank, Ltd.	128,137	119,498

Clariant Chemicals India, Ltd.	2,333	25,741

CMC, Ltd.	2,507	43,394

Colgate-Palmolive India, Ltd.	16,631	362,084

Container Corp of India	8,305	140,526

Core Education & Technologies, Ltd.	16,629	90,571

Coromandel International, Ltd.	33,351	182,476

Corporation Bank	30,114	197,748

CRISIL, Ltd.	8,966	148,935

Crompton Greaves, Ltd.	117,877	229,286

Cummins India, Ltd.	33,341	276,634

Dabur India, Ltd.	236,777	527,703

Dalmia Bharat Enterprises, Ltd.	18,693	40,359

DB Corp., Ltd.	2,679	9,124

See notes to financial statements	Annual report | Emerging Markets Fund 27

	Shares	Value
India (continued)

DCM Shriram Consolidated, Ltd.	26,804	$27,633

Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	100,378

Development Credit Bank, Ltd. (I)	184,559	133,938

Dish TV India, Ltd. (I)	225,615	261,288

Divi’s Laboratories, Ltd.	20,648	423,370

DLF, Ltd.	407,900	1,433,860

Dr. Reddy’s Laboratories, Ltd.	18,233	550,568

Dr. Reddy’s Laboratories, Ltd., ADR (L)	18,324	550,453

Dredging Corp. of India, Ltd. (I)	15,333	66,294

eClerx Services, Ltd.	4,262	58,321

Edelweiss Financial Services, Ltd.	221,050	113,192

Eicher Motors, Ltd.	8,358	322,774

EID Parry India, Ltd.	81,890	316,563

EIH, Ltd.	23,350	32,355

Elder Pharmaceuticals, Ltd.	8,295	46,268

Electrosteel Castings, Ltd.	93,708	30,194

Emami, Ltd.	20,030	174,682

Engineers India, Ltd.	29,019	108,053

Entertainment Network India, Ltd. (I)	2,857	11,664

Era Infra Engineering, Ltd.	23,042	55,571

Escorts, Ltd.	43,887	48,300

Essar Oil, Ltd. (I)	156,633	132,051

Essar Ports, Ltd. (I)	118,939	186,241

Essar Shipping, Ltd. (I)	59,469	27,851

Essel Propack, Ltd.	89,057	50,944

Everest Kanto Cylinder, Ltd.	33,951	14,748

Exide Industries, Ltd.	111,621	268,740

FAG Bearings India, Ltd.	68	1,928

FDC, Ltd.	3,183	4,762

Federal Bank, Ltd.	161,367	1,178,514

Federal-Mogul Goetze India, Ltd. (I)	8,130	30,873

Financial Technologies India, Ltd.	10,629	161,110

Finolex Cables, Ltd.	89,396	58,453

Finolex Industries, Ltd.	64,689	67,574

Fortis Healthcare, Ltd. (I)	99,267	162,626

Fresenius Kabi Oncology, Ltd. (I)	11,316	17,577

Future Capital Holdings, Ltd.	9,269	25,392

GAIL India, Ltd.	148,573	954,365

GAIL India, Ltd., GDR	1,143	43,886

Gammon India, Ltd.	77,691	53,778

Gateway Distriparks, Ltd.	73,703	178,601

Gillette India, Ltd.	165	6,586

Gitanjali Gems, Ltd.	50,394	303,517

GlaxoSmithKline Consumer Healthcare, Ltd.	5,261	280,152

GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	353,570

Glenmark Pharmaceuticals, Ltd.	38,363	306,452

Glodyne Technoserve, Ltd.	4,224	5,142

GMR Infrastructure, Ltd. (I)	467,792	153,247

28 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
India (continued)

Godfrey Philips India, Ltd.	379	$21,897

Godrej Consumer Products, Ltd.	48,992	613,663

Godrej Industries, Ltd.	16,932	73,290

Godrej Properties, Ltd.	2,593	24,207

Graphite India, Ltd.	80,822	112,243

Grasim Industries, Ltd.	31,208	1,768,981

Great Eastern Shipping Company, Ltd.	84,792	384,903

Grindwell Norton, Ltd.	43	199

GTL Infrastructure, Ltd. (I)	14,936	1,735

Gujarat Alkalies & Chemicals, Ltd.	51,800	119,120

Gujarat Ambuja Exports, Ltd.	15,000	5,490

Gujarat Flourochemicals, Ltd.	32,948	205,233

Gujarat Gas Company, Ltd.	13,022	69,018

Gujarat Mineral Development Corp., Ltd.	28,269	96,653

Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	90,063

Gujarat State Fertilisers & Chemicals, Ltd.	41,832	270,045

Gujarat State Petronet, Ltd.	46,716	65,829

Gulf Oil Corp, Ltd.	44,106	66,006

GVK Power & Infrastructure, Ltd. (I)	99,748	20,027

Hathway Cable & Datacom, Ltd. (I)	11,458	37,381

Havells India, Ltd.	21,359	208,540

HBL Power Systems, Ltd.	104,569	27,152

HCL Infosystems, Ltd.	185,657	130,027

HCL Technologies, Ltd.	60,519	593,393

HDFC Bank, Ltd.	480,606	5,153,850

HEG, Ltd.	17,873	65,079

Heidelbergcement India, Ltd. (I)	87,352	67,567

Hero Motorcorp, Ltd.	35,279	1,112,706

Hexa Tradex, Ltd. (I)	42,642	23,668

Hexaware Technologies, Ltd.	327,232	724,418

Himachal Futuristic Communications (I)	116,428	22,825

Hindalco Industries, Ltd.	1,014,546	1,908,402

Hinduja Ventures, Ltd.	5,652	37,460

Hindustan Oil Exploration Company, Ltd. (I)	20,262	42,275

Hindustan Petroleum Corp., Ltd.	42,367	226,389

Hindustan Unilever, Ltd.	295,625	2,735,987

Hindustan Zinc, Ltd.	33,902	76,584

Honeywell Automation India, Ltd.	130	5,765

Hotel Leela Venture, Ltd. (I)	161,732	80,906

Housing Development & Infrastructure, Ltd. (I)	335,502	404,095

HSIL, Ltd.	27,538	52,096

ICICI Bank, Ltd.	10,162	165,189

ICICI Bank, Ltd., ADR (L)	656,721	21,363,134

IDBI Bank, Ltd.	211,610	319,284

Idea Cellular, Ltd. (I)	1,096,879	1,480,877

IDFC, Ltd.	666,009	1,610,431

IFCI, Ltd.	799,536	369,098

India Cements, Ltd.	309,375	465,286

See notes to financial statements	Annual report | Emerging Markets Fund 29

	Shares	Value
India (continued)

India Infoline, Ltd.	254,359	$242,571

Indiabulls Financial Services, Ltd.	341,835	1,121,482

Indiabulls Infrastructure and Power, Ltd. (I)	1,398,736	110,642

Indiabulls Real Estate, Ltd.	474,148	367,664

Indian Bank	92,080	253,852

Indian Hotels Company, Ltd.	502,469	531,103

Indian Oil Corp., Ltd.	150,607	655,736

Indian Overseas Bank	198,424	244,876

Indraprastha Gas, Ltd.	7,107	30,377

Info Edge India, Ltd.	30	179

Infosys, Ltd.	21,383	909,948

Infosys, Ltd., ADR (L)	100,446	4,271,968

Infotech Enterprises, Ltd.	17,414	57,203

ING Vysya Bank, Ltd.	77,939	514,565

Ingersoll-Rand India, Ltd.	9,856	79,841

Ipca Laboratories, Ltd.	15,399	122,689

IRB Infrastructure Developers, Ltd.	43,945	99,090

ISMT, Ltd.	54,250	21,488

ITC, Ltd.	807,606	3,889,319

IVRCL, Ltd.	361,110	250,759

Jagran Prakashan, Ltd. (I)	14,178	23,687

Jain Irrigation Systems, Ltd.	62,839	70,397

Jaiprakash Associates, Ltd.	620,569	723,417

Jaiprakash Power Ventures, Ltd. (I)	297,473	136,362

Jammu & Kashmir Bank, Ltd.	33,817	560,592

JB Chemicals & Pharmaceuticals, Ltd.	44,422	53,359

JBF Industries, Ltd.	30,363	76,681

Jet Airways India, Ltd. (I)	7,109	44,896

Jindal Poly Films, Ltd.	15,538	43,132

Jindal Saw, Ltd.	176,270	371,242

Jindal Stainless, Ltd. (I)	78,009	97,344

Jindal Steel & Power, Ltd.	176,215	1,111,796

JK Cement, Ltd.	22,552	81,284

JK Lakshmi Cement, Ltd.	70,257	124,767

JM Financial, Ltd.	368,362	91,514

JSW Energy, Ltd.	223,653	183,988

JSW ISPAT Steel, Ltd. (I)	706,176	122,368

JSW Steel, Ltd.	113,498	1,415,689

Jubilant Life Sciences, Ltd.	2,479	6,100

Jubilant Organosys, Ltd.	64,699	218,781

Jyothy Laboratories, Ltd.	14,079	39,444

Kajaria Ceramics, Ltd.	7,804	23,576

Kalpataru Power Transmission, Ltd.	22,050	25,642

Karnataka Bank, Ltd.	140,550	211,005

Karur Vysya Bank, Ltd.	49,942	351,850

Karuturi Global, Ltd.	98,363	6,634

Kaveri Seed Company, Ltd.	1,230	18,568

30 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
India (continued)

Kesoram Industries, Ltd.	33,435	$80,725

Kirloskar Brothers, Ltd.	4,757	11,515

Kotak Mahindra Bank, Ltd.	111,936	1,154,358

KPIT Cummins Infosystems, Ltd.	40,015	90,540

KRBL, Ltd.	55,453	21,793

KSB Pumps, Ltd.	7,884	28,705

KSK Energy Ventures, Ltd. (I)	7,103	7,676

Lakshmi Machine Works, Ltd.	331	11,788

Lakshmi Vilas Bank, Ltd.	25,195	33,364

Lanco Infratech, Ltd. (I)	306,051	61,179

Lanxess ABS, Ltd.	189	2,184

Larsen & Toubro, Ltd.	58,496	1,420,139

Larsen & Toubro, Ltd., GDR	27,740	678,318

Lupin, Ltd.	57,843	619,778

Madhucon Projects, Ltd.	19,034	10,218

Madras Cements, Ltd. (I)	106,301	344,323

Mahanagar Telephone Nigam, Ltd., ADR (I)(L)	81,577	107,682

Maharashtra Seamless, Ltd.	54,295	322,343

Mahindra & Mahindra, Ltd.	99,929	1,377,233

Mahindra & Mahindra, Ltd., GDR	19,216	261,038

Mahindra Lifespace Developers, Ltd.	22,771	141,244

Manaksia, Ltd.	35,648	24,661

Mangalam Cement, Ltd.	4,735	10,906

Mangalore Refinery and Petrochemicals, Ltd.	186,482	209,683

Marico, Ltd.	91,382	328,542

Maruti Suzuki India, Ltd.	16,316	335,549

MAX India, Ltd. (I)	26,759	86,575

McLeod Russel India, Ltd.	51,666	292,934

Mercator Lines, Ltd. (I)	212,137	72,496

Merck, Ltd. (I)	2,868	32,050

MindTree Ltd.	3,689	44,464

Monnet Ispat & Energy, Ltd.	32,137	166,561

Monsanto India, Ltd.	1,026	11,460

Motherson Sumi Systems, Ltd.	47,712	155,449

Mphasis, Ltd.	13,065	90,700

MRF, Ltd.	1,922	348,800

Mukand, Ltd. (I)	28,732	13,429

Mundra Port and Special Economic Zone, Ltd.	149,828	307,289

Nagarjuna Fertilizer & Chemicals, Ltd. (I)	252,025	47,985

Nagarjuna Oil Refinery, Ltd. (I)	229,114	22,064

Natco Pharma, Ltd.	4,381	27,810

National Aluminium Company, Ltd.	574,204	515,293

National Hydroelectric Power Corp. Ltd.	1,043,692	336,111

Nava Bharat Ventures, Ltd.	43,984	121,455

Navneet Publications India, Ltd.	35,231	34,213

NCC, Ltd. (I)	246,877	148,253

NESCO, Ltd.	1,049	12,170

Nestle India, Ltd.	8,256	688,204

See notes to financial statements	Annual report | Emerging Markets Fund 31

	Shares	Value
India (continued)

NIIT Technologies, Ltd.	45,471	$225,747

NIIT, Ltd.	136,918	74,257

Nitin Fire Protection Industries, Ltd.	25,790	25,224

Noida Toll Bridge Company, Ltd.	171,479	74,934

NTPC, Ltd.	160,582	484,111

Oberoi Realty, Ltd.	7,786	32,070

Oil & Natural Gas Corp., Ltd.	214,206	1,069,718

Oil India, Ltd.	53,608	472,548

OMAXE, Ltd. (I)	105,584	286,551

Opto Circuits India, Ltd.	43,971	97,803

Oracle Financial Services Software, Ltd. (I)	7,243	387,903

Orbit Corp., Ltd. (I)	63,959	48,711

Orchid Chemicals & Pharmaceuticals, Ltd. (I)	56,302	110,297

Orient Paper & Industries, Ltd.	82,674	101,487

Oriental Bank of Commerce	67,526	273,772

Orissa Minerals Development Company, Ltd.	40	39,725

Page Industries, Ltd.	1,305	70,661

Panacea Biotec, Ltd.	18,056	24,336

Parsvnath Developers, Ltd. (I)	129,259	88,310

Patel Engineering, Ltd.	24,567	29,513

Peninsula Land, Ltd.	89,370	56,688

Persistent Systems, Ltd.	753	5,099

Petronet LNG, Ltd.	88,738	243,459

Pfizer, Ltd.	1,678	38,631

Phoenix Mills, Ltd.	1,084	3,416

Pidilite Industries, Ltd.	62,233	211,576

Pipavav Defence & Offshore Engineering Company, Ltd. (I)	41,014	50,364

Piramal Healthcare, Ltd.	87,007	750,659

Plethico Pharmaceuticals, Ltd.	5,976	27,082

Polaris Financial Technology, Ltd.	39,735	83,233

Polyplex Corp., Ltd.	18,044	50,636

Power Grid Corp. of India Ltd.	304,915	658,466

Praj Industries, Ltd.	57,344	47,286

Prism Cement, Ltd.	71,827	66,058

PTC India, Ltd.	222,817	223,355

Punj Lloyd, Ltd.	224,909	179,541

Punjab National Bank, Ltd. (I)	5,000	61,373

Radico Khaitan, Ltd.	20,886	40,628

Rain Commodities Ltd.	114,375	76,058

Rajesh Exports, Ltd.	43,299	92,717

Rallis India, Ltd.	32,506	77,232

Ranbaxy Laboratories, Ltd. (I)	31,761	316,283

Ranbaxy Laboratories, Ltd., GDR (I)	2,335	23,737

Raymond, Ltd.	43,363	265,351

Redington India, Ltd.	66,332	89,402

REI Agro, Ltd. (I)	164,589	27,988

REI Six Ten Retail, Ltd.	7,790	483

Reliance Capital, Ltd.	108,604	624,140

32 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
India (continued)

Reliance Communications, Ltd.	617,273	$536,875

Reliance Industries, Ltd.	1,114,389	15,340,622

Reliance Industries, Ltd., GDR (S)	150,923	4,120,871

Reliance Infrastructure, Ltd.	72,487	576,938

Reliance Power, Ltd. (I)	555,888	760,856

Rolta India, Ltd.	153,518	178,763

Ruchi Soya Industries, Ltd.	127,227	190,429

Rural Electrification Corp. Ltd.	370,755	1,266,545

S Kumars Nationwide, Ltd.	142,150	50,468

Sadbhav Engineering, Ltd.	2,751	6,475

Sanwaria Agro Oils, Ltd. (I)	559	402

Satyam Computer Services, Ltd. (I)	270,166	452,715

Schneider Electric Infrastructure, Ltd.	25,124	39,253

SEAMEC, Ltd. (I)	7,435	11,435

Sesa Goa, Ltd.	194,063	601,552

Shipping Corp. of India, Ltd.	7,493	6,914

Shiv-Vani Oil & Gas Exploration Services, Ltd.	20,192	52,164

Shoppers Stop, Ltd.	10,088	62,558

Shree Cement, Ltd.	1,858	113,196

Shree Renuka Sugars, Ltd.	423,210	232,439

Shriram Transport Finance Company, Ltd.	43,154	494,915

Sintex Industries, Ltd.	88,110	85,271

SJVN, Ltd.	43,447	15,018

SKF India, Ltd.	4,232	46,564

Sobha Developers, Ltd.	50,252	301,987

Solar Industries India, Ltd.	480	8,477

South Indian Bank, Ltd.	847,658	324,861

SREI Infrastructure Finance, Ltd.	294,220	121,289

SRF, Ltd.	19,638	75,696

State Bank of Bikaner & Jaipur	18,445	109,007

State Bank of India	49,639	1,639,751

State Bank of India, GDR	4,501	312,530

Steel Authority of India, Ltd.	369,419	523,285

Sterling Biotech, Ltd. (I)	96,778	10,530

Sterlite Industries India, Ltd., ADR (L)	349,435	2,467,011

Strides Arcolab, Ltd.	8,868	130,641

Sun Pharma Advanced Research Company, Ltd. (I)	34,050	45,312

Sun Pharmaceutical Industries, Ltd.	111,238	1,333,592

Sun TV Network, Ltd.	28,201	145,771

Sundaram Finance, Ltd.	8,650	128,523

Supreme Industries, Ltd.	11,409	57,653

Suzlon Energy, Ltd. (I)	534,875	145,870

Syndicate Bank, Ltd.	165,888	278,591

Tamilnadu Newsprint & Papers, Ltd.	37,939	74,326

Tata Chemicals, Ltd.	74,739	408,911

Tata Communications, Ltd.	33,200	137,498

Tata Communications, Ltd., ADR	63,885	506,608

Tata Consultancy Services, Ltd.	140,278	3,384,027

See notes to financial statements	Annual report | Emerging Markets Fund 33

	Shares	Value
India (continued)

Tata Elxsi, Ltd.	5,653	$21,674

Tata Global Beverages, Ltd.	555,495	1,306,121

Tata Investment Corp., Ltd.	15,423	117,911

Tata Motors, Ltd.	366,104	1,543,943

Tata Motors, Ltd., ADR (L)	53,090	1,121,261

Tata Power Company, Ltd.	298,832	535,204

Tata Steel, Ltd.	302,239	1,961,497

Tata Teleservices Maharashtra, Ltd. (I)	179,695	34,411

Tech Mahindra, Ltd.	10,490	150,415

Thermax, Ltd.	11,265	98,503

Time Technoplast, Ltd.	105,115	65,595

Titagarh Wagons, Ltd.	8,719	47,009

Titan Industries, Ltd.	96,547	381,888

Torrent Pharmaceuticals, Ltd.	14,751	188,527

Torrent Power, Ltd.	9,093	24,318

Trent, Ltd.	401	7,527

Triveni Turbine, Ltd.	25,986	20,191

TTK Prestige, Ltd.	1,939	109,560

Tube Investments of India, Ltd.	7,883	22,043

TVS Motor Company, Ltd.	47,690	33,052

UCO Bank	198,438	228,330

Uflex, Ltd.	34,032	58,488

Ultratech Cement, Ltd.	27,084	823,963

Union Bank of India, Ltd.	122,021	342,764

Unitech, Ltd. (I)	747,580	248,928

United Breweries, Ltd.	29,446	329,423

United Phosphorus, Ltd.	59,880	128,284

United Spirits, Ltd. (I)	52,796	922,957

Usha Martin, Ltd. (I)	176,167	70,481

Vardhman Special Steels, Ltd. (I)	1,653	923

Vardhman Textiles, Ltd.	8,267	31,808

Varun Shipping Company, Ltd. (I)	16,506	4,373

Videocon Industries, Ltd.	86,553	272,765

Vijaya Bank	167,219	139,590

VIP Industries, Ltd.	21,685	28,979

Voltas, Ltd.	39,110	77,352

VST Industries, Ltd.	2,273	68,951

Wipro, Ltd.	154,762	1,013,653

Wockhardt, Ltd. (I)	20,900	457,448

Wyeth, Ltd.	346	5,845

Yes Bank, Ltd.	90,602	535,616

Zee Entertainment Enterprises, Ltd.	220,526	647,902

Zuari Holdings, Ltd. (I)	9,847	57,445

Zuari Industries, Ltd.	9,847	23,949

Zydus Wellness, Ltd.	1,331	9,392

Zylog Systems Ltd.	19,130	99,829

34 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Indonesia 3.3%		$74,309,713

Ace Hardware Indonesia Tbk PT	41,000	24,530

Adaro Energy Tbk PT	4,837,000	696,614

Adhi Karya Persero Tbk PT	823,000	77,732

Agung Podomoro Land Tbk PT (I)	278,500	9,362

AKR Corporindo Tbk PT	2,347,500	863,430

Alam Sutera Realty Tbk PT	3,166,000	146,362

Aneka Tambang Persero Tbk PT	5,330,000	694,311

Asahimas Flat Glass Tbk PT (I)	113,500	75,054

Astra Agro Lestari Tbk PT	228,500	534,984

Astra Graphia Tbk PT	606,500	82,865

Astra International Tbk PT	6,355,000	4,502,946

Bakrie & Brothers Tbk PT (I)	129,839,261	680,856

Bakrie Sumatera Plantations Tbk PT	17,913,000	252,046

Bakrie Telecom Tbk PT (I)	34,369,000	518,959

Bakrieland Development Tbk PT (I)	55,574,500	293,222

Bank Bukopin Tbk PT	4,762,666	320,273

Bank Central Asia Tbk PT	4,506,500	3,667,194

Bank Danamon Indonesia Tbk PT	4,266,371	2,686,729

Bank Mandiri Persero Tbk PT	5,420,646	4,443,030

Bank Negara Indonesia Persero Tbk PT	4,958,603	1,938,351

Bank Pan Indonesia Tbk PT (I)	9,686,500	692,199

Bank Permata Tbk PT (I)	25,500	3,725

Bank Rakyat Indonesia Persero Tbk PT	5,084,000	3,714,844

Bank Tabungan Negara Persero Tbk PT	1,212,500	166,790

Bank Tabungan Pensiunan Nasional Tbk PT (I)	164,500	83,270

Barito Pacific Tbk PT (I)	3,118,500	147,451

Bayan Resources Tbk PT	98,000	125,052

Berau Coal Energy Tbk PT	150,000	3,703

Berlian Laju Tanker Tbk PT (I)	11,916,666	244,957

Bhakti Investama Tbk PT	22,152,800	896,302

Bisi International PT	203,000	23,042

Budi Acid Jaya Tbk PT	2,039,000	32,945

Bumi Resources Tbk PT	36,575,930	2,706,644

Bumi Serpong Damai PT	3,504,000	368,177

BW Plantation Tbk PT	956,500	144,616

Central Proteinaprima Tbk PT (I)	30,464,500	95,851

Chandra Asri Petrochemical Tbk PT	8,000	2,037

Charoen Pokphand Indonesia Tbk PT	3,630,920	1,029,956

Ciputra Development Tbk PT	16,645,500	1,083,993

Ciputra Surya Tbk PT	1,437,500	241,707

Citra Marga Nusaphala Persada Tbk PT	860,500	179,683

Darma Henwa Tbk PT (I)	20,860,500	109,476

Davomas Abadi Tbk PT (I)	8,435,500	44,234

Delta Dunia Makmur Tbk PT (I)	4,163,000	109,465

Elnusa Tbk PT (I)	2,863,500	56,520

Energi Mega Persada Tbk PT (I)	40,739,638	393,642

Gajah Tunggal Tbk PT	2,601,000	661,699

Global Mediacom Tbk PT	6,626,000	1,218,234

See notes to financial statements	Annual report | Emerging Markets Fund 35

	Shares	Value
Indonesia (continued)

Gozco Plantations Tbk PT	5,611,200	$132,646

Gudang Garam Tbk PT	952,743	5,015,714

Hanson International Tbk PT (I)	70,000	1,578

Harum Energy Tbk PT	481,000	295,811

Hexindo Adiperkasa Tbk PT	117,000	92,801

Holcim Indonesia Tbk PT	555,500	153,096

Indah Kiat Pulp and Paper Corp. Tbk PT (I)	4,870,000	536,750

Indika Energy Tbk PT	1,908,000	306,708

Indo Tambangraya Megah Tbk PT	172,000	690,164

Indocement Tunggal Prakarsa Tbk PT	645,500	1,376,146

Indofood Sukses Makmur Tbk PT	4,542,000	2,574,887

Indosat Tbk PT	310,500	168,217

Indosat Tbk PT, ADR	500	13,525

Inovisi Infracom Tbk PT (I)	41,500	27,427

Intiland Development Tbk PT	3,553,500	102,652

Japfa Comfeed Indonesia Tbk PT	710,500	331,871

Jasa Marga Tbk PT	765,500	462,096

Kalbe Farma Tbk PT	2,614,500	1,062,972

Kawasan Industri Jababeka Tbk PT (I)	15,626,500	302,232

Lippo Karawaci Tbk PT	25,745,625	2,350,054

Malindo Feedmill Tbk PT	555,500	86,397

Matahari Putra Prima Tbk PT	3,619,500	490,157

Mayora Indah Tbk PT	188,750	408,346

Medco Energi Internasional Tbk PT	2,289,000	403,841

Media Nusantara Citra Tbk PT	6,522,000	1,455,589

Mitra Adiperkasa Tbk PT	1,203,500	833,322

Mitra International Resources Tbk PT (I)	5,235,500	38,436

Modern Internasional Tbk PT (I)	40,000	3,148

MYOH Technology Tbk PT (I)	21,000	2,383

Nippon Indosari Corpindo Tbk PT	39,500	21,189

Nusantara Infrastructure Tbk PT (I)	138,000	2,970

Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	90,194

Pakuwon Jati Tbk PT (I)	6,302,000	149,074

Panin Financial Tbk PT (I)	18,582,500	243,933

Panin Insurance Tbk PT	1,443,000	72,434

Pembangunan Perumahan Persero Tbk PT	585,000	35,019

Perusahaan Gas Negara Tbk PT	3,428,500	1,331,827

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	978,197

Polychem Indonesia Tbk PT (I)	1,930,000	63,847

Ramayana Lestari Sentosa Tbk PT	4,070,000	444,889

Resource Alam Indonesia Tbk PT	139,000	41,606

Sampoerna Agro Tbk PT	1,086,500	302,394

Samudera Indonesia Tbk PT	74,500	28,383

Selamat Sempurna Tbk PT	1,188,000	259,014

Semen Gresik Persero Tbk PT	1,264,500	1,646,613

Sentul City Tbk PT (I)	14,266,000	286,505

Sinar Mas Multiartha Tbk PT	37,000	15,914

Summarecon Agung Tbk PT	12,497,500	1,929,507

36 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Indonesia (continued)

Surya Citra Media Tbk PT	33,500	$34,803

Surya Semesta Internusa Tbk PT	3,281,500	403,522

Suryainti Permata Tbk PT (I)	1,802,000	16,820

Tambang Batubara Bukit Asam Persero Tbk PT	469,500	720,293

Telekomunikiasi Indonesia Tbk PT, ADR (L)	69,787	2,693,778

Timah Tbk PT	393,500	53,910

Trada Maritime Tbk PT (I)	4,824,000	410,318

Trias Sentosa Tbk PT	1,000,000	34,803

Trimegah Securities Tbk PT (I)	1,540,500	18,132

Truba Alam Manunggal Engineering PT (I)	19,436,000	101,919

Tunas Baru Lampung Tbk PT	1,536,000	88,675

Tunas Ridean Tbk PT	872,500	71,445

Unilever Indonesia Tbk PT	553,000	1,573,904

United Tractors Tbk PT	792,000	1,669,536

Vale Indonesia Tbk PT	3,245,000	784,485

Wijaya Karya Persero Tbk PT	2,967,500	327,380

Xl Axiata Tbk PT	733,500	554,451

Israel 0.0%		91,025

Mivtach Shamir Holdings, Ltd. (I)	5,896	91,025

Luxembourg 0.1%		1,353,530

Brait SE (I)	399,334	1,353,530

Malaysia 4.1%		92,375,972

Adventa BHD (I)	25,200	14,822

Aeon Company BHD	65,200	216,098

Aeon Credit Service M BHD	5,300	22,277

Affin Holdings BHD	430,900	480,069

AirAsia BHD	1,519,200	1,677,749

Alam Maritim Resources BHD (I)	267,200	45,352

Alliance Financial Group BHD	1,182,400	1,563,172

AMMB Holdings BHD	2,048,350	4,172,579

Amway Malaysia Holdings	400	1,400

Ann Joo Resources BHD	256,700	121,629

APM Automotive Holdings BHD	192,600	293,324

Asas Dunia BHD	94,000	49,763

Axiata Group BHD	889,400	1,705,443

Bandar Raya Developments BHD	977,900	839,083

Batu Kawan BHD	19,400	117,800

Berjaya Assets BHD	458,500	137,664

Berjaya Corp. BHD	3,698,200	793,138

Berjaya Land BHD	846,900	216,841

Berjaya Sports Toto BHD	390,100	550,693

BIMB Holdings BHD	269,100	274,746

Bintulu Port Holdings BHD	300	673

Bolton BHD	85,575	22,886

Boustead Heavy Industries Corp. BHD	16,400	12,234

Boustead Holdings BHD	486,706	835,118

British American Tobacco Malaysia BHD	80,100	1,633,197

Bursa Malaysia BHD	397,000	804,518

See notes to financial statements	Annual report | Emerging Markets Fund 37

	Shares	Value
Malaysia (continued)

C.I. Holdings BHD (I)	36,800	$12,371

Cahya Mata Sarawak BHD	265,700	288,965

Carlsberg Brewery-Malay BHD	123,400	482,645

CB Industrial Product Holding BHD	251,170	231,625

CIMB Group Holdings BHD	1,892,700	4,711,756

Coastal Contracts BHD	244,266	143,132

CSC Steel Holdings BHD	234,900	92,492

Dayang Enterprise Holdings BHD	116,400	76,394

Dialog Group BHD	760,100	570,764

DiGi.Com BHD	1,138,380	1,749,930

DRB–Hicom BHD	933,100	756,414

Dutch Lady Milk Industries BHD	9,900	134,746

Eastern & Oriental BHD	830,700	430,993

ECM Libra Financial Group BHD	311,610	85,626

Evergreen Fibreboard BHD	570,300	116,699

Faber Group BHD	287,400	124,242

Fraser & Neave Holdings BHD	46,900	298,637

Gamuda BHD	1,248,000	1,375,750

Genting BHD	868,600	2,508,228

Genting Malaysia BHD	3,357,900	3,795,754

Genting Plantations BHD	193,400	573,157

Globetronics Technology BHD	172,980	86,327

Glomac BHD	411,400	109,984

Goldis BHD	335,625	219,283

Green Packet BHD (I)	127,800	18,828

Guinness Anchor BHD	86,900	439,434

GuocoLand Malaysia BHD	37,100	9,381

Hai-O Enterprise BHD	13,700	8,961

HAP Seng Consolidated BHD	939,800	493,373

Hap Seng Plantations Holdings BHD	204,700	197,675

Hartalega Holdings BHD	195,200	283,313

HO WAH Genting BHD (I)	671,700	74,122

Hock Seng LEE BHD	107,492	55,398

Hong Leong Bank BHD	257,840	1,109,930

Hong Leong Financial Group BHD	301,600	1,162,803

Hong Leong Industries BHD	55,300	82,663

Hunza Properties BHD	102,400	50,546

Hwang-DBS Malaysia BHD (I)	69,400	56,162

IGB Corp. BHD	1,390,740	1,140,626

IJM Corp. BHD	1,524,980	2,506,581

IJM Land BHD	437,700	334,874

IJM Plantations BHD	164,400	187,090

Insas BHD (I)	488,074	63,264

Integrated Logistics BHD	175,560	51,311

Integrax BHD	74,400	35,519

IOI Corp. BHD	1,098,100	1,803,490

JAKS Resources BHD (I)	413,200	57,562

Jaya Tiasa Holdings BHD	178,605	137,787

38 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Malaysia (continued)

JCY International BHD	623,800	$217,697

JT International BHD	13,900	30,744

K&N Kenanga Holdings BHD	154,200	31,947

Karambunai Corp. BHD (I)	1,224,300	52,944

Keck Seng BHD	319,250	418,717

KFC Holdings Malaysia BHD	86,500	105,759

Kian JOO CAN Factory BHD	332,000	279,540

Kim Loong Resources BHD	37,800	29,647

Kinsteel BHD (I)	706,200	91,568

KLCC Property Holdings BHD	595,000	1,092,446

KNM Group BHD (I)	1,300,625	276,873

Kossan Rubber Industries	55,100	57,319

KPJ Healthcare BHD	401,900	806,718

KSK Group BHD (I)	572,800	123,766

KSL Holdings BHD	210,966	97,935

Kuala Lumpur Kepong BHD	191,558	1,423,000

KUB Malaysia BHD (I)	592,900	91,923

Kulim Malaysia BHD	511,700	842,564

Kumpulan Europlus BHD (I)	210,500	75,492

Kumpulan Fima BHD	93,300	65,497

Kumpulan Perangsang Selangor BHD	164,000	52,353

Lafarge Malayan Cement BHD	90,700	249,371

Landmarks BHD (I)	325,700	100,627

LBS Bina Group BHD (I)	210,000	57,153

Lingui Development BHD	2,200	1,090

Lion Corp. BHD (I)	324,258	30,102

Lion Diversified Holdings BHD	670,700	63,354

Lion Forest Industries BHD	51,200	23,114

Lion Industries Corp. BHD	544,000	200,014

LPI Capital BHD	10,300	44,601

MAA Holdings BHD (I)	139,500	20,134

Mah Sing Group BHD	88,600	67,786

Malayan Banking BHD	1,471,897	4,311,331

Malayan Flour Mills BHD	75,500	36,629

Malaysia Airports Holdings BHD	125,700	219,857

Malaysia Building Society BHD	151,526	111,586

Malaysian Airline System BHD (I)	793,600	266,807

Malaysian Bulk Carriers BHD	91,200	42,633

Malaysian Pacific Industries BHD	20,738	17,562

Malaysian Resources Corp. BHD	1,018,700	551,445

Masterskill Education Group BHD	10,700	2,532

Maxis BHD	765,785	1,723,880

MBM Resources BHD	98,150	121,069

Media Prima BHD	787,280	604,967

Mega First Corp. BHD	193,700	104,793

MISC BHD	609,650	831,475

MK Land Holdings BHD (I)	623,400	72,871

MKH BHD	113,861	90,371

See notes to financial statements	Annual report | Emerging Markets Fund 39

	Shares	Value
Malaysia (continued)

MMC Corp. BHD	988,700	$775,500

MNRB Holdings BHD	18,000	16,974

Mudajaya Group BHD	103,100	88,532

Muhibbah Engineering M BHD	350,900	103,596

Mulpha International BHD (I)	2,169,700	274,361

My EG Services BHD	82,400	22,791

Naim Holdings BHD	148,000	88,612

NCB Holdings BHD	29,600	40,444

Nestle Malaysia BHD	1,900	38,902

NTPM Holdings BHD	3,100	471

Oriental Holdings BHD	377,920	940,390

OSK Holdings BHD	812,645	377,952

Padini Holdings BHD	322,700	227,356

Panasonic Manufacturing Malaysia BHD	8,700	64,046

Paramount Corp. BHD	68,320	34,298

Parkson Holdings BHD	440,800	660,455

Pelikan International Corp. BHD	365,670	89,513

Perisai Petroleum Teknologi BHD (I)	559,800	168,488

Petronas Chemicals Group BHD	487,700	1,011,774

Petronas Dagangan BHD	96,800	694,225

Petronas Gas BHD	192,300	1,192,386

Pharmaniaga BHD	15,018	37,036

PJ Development Holdings BHD	297,900	78,150

POS Malaysia BHD	40,900	41,797

PPB Group BHD	563,100	2,501,565

Press Metal BHD	170,300	92,689

Protasco BHD	141,500	41,678

Public Bank BHD	265,400	1,218,436

Puncak Niaga Holding BHD (I)	49,000	21,180

QL Resources BHD	224,900	233,979

QSR Brands BHD	83,100	172,867

RCE Capital BHD	327,700	49,980

RHB Capital BHD	724,061	1,687,462

Sapurakencana Petroleum BHD (I)	532,257	403,979

Sarawak Oil Palms BHD	85,900	187,532

Scomi Group BHD (I)	1,525,800	139,246

Selangor Dredging BHD	328,000	77,065

Selangor Properties BHD	18,300	20,027

Shangri-La Hotels BHD	24,100	32,367

Shell Refining Company Federation of Malaya BHD	145,700	424,320

SHL Consolidated BHD	185,100	77,606

Sime Darby BHD	948,596	2,974,410

Sino Hua-An International BHD (I)	659,200	38,204

Star Publications Malaysia BHD	27,300	28,292

Sunway BHD (I)	655,671	464,795

Supermax Corp. BHD	259,800	168,360

Suria Capital Holdings BHD	286,100	139,202

TA Ann Holdings BHD	369,340	476,146

40 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Malaysia (continued)

TA Enterprise BHD	1,731,500	$290,493

TA Global BHD	1,466,040	124,377

TAN Chong Motor Holdings BHD	54,100	78,606

Tasek Corp. BHD	1,700	6,192

TDM BHD	158,783	192,115

Telekom Malaysia BHD	368,100	716,181

Tenaga Nasional BHD	785,000	1,718,938

TH Plantations BHD (I)	154,300	118,371

Three-A Resources BHD	5,500	1,986

Time.com BHD (I)	459,740	500,782

Top Glove Corp. BHD	332,600	564,077

Tradewinds Corp. BHD	576,400	136,553

Tradewinds Malaysia BHD	148,300	357,125

Trinity Corp. BHD (I)	1,080,000	19,021

TSH Resources BHD	265,400	209,011

Uchi Technologies BHD	45,900	16,751

UEM Land Holdings BHD (I)	872,766	517,118

UMW Holdings BHD	308,700	1,008,076

Unico-Desa Plantations BHD	149,600	60,837

Unisem M BHD	640,620	218,688

United Malacca BHD	112,550	277,270

United Plantations BHD	23,200	196,795

VS Industry BHD	158,097	76,833

Wah Seong Corp. BHD	213,200	124,171

Wct Bhd	15,700	13,319

Wing Tai Malaysia BHD	519,000	295,168

WTK Holdings BHD	255,000	93,095

YNH Property BHD	820,096	504,584

YTL Corp. BHD	4,532,258	2,626,593

YTL E-Solutions BHD	86,200	20,641

YTL Power International BHD	502,300	279,343

Zelan BHD (I)	600,800	70,214

Zhulian Corp. BHD	41,300	32,734

Mexico 5.2%		117,482,657

Alfa SAB de CV	378,944	6,073,413

Alsea SAB de CV (I)	496,745	711,044

America Movil SAB de CV, Series L	4,731,500	6,056,010

America Movil SAB de CV, Series L, ADR (L)	258,368	6,611,637

Arca Continental SAB de CV	1,348,401	8,497,588

Axtel SAB de CV (I)	1,028,937	192,481

Bolsa Mexicana de Valores SAB de CV (I)	464,094	913,861

Cemex SAB de CV, ADR (I)(L)	1,246,519	9,311,497

Coca-Cola Femsa SAB de CV, ADR	43,421	5,299,533

Coca-Cola Femsa SAB de CV, Series L	73,868	900,762

Compartamos SAB de CV	73,796	75,172

Consorcio ARA SAB de CV (I)	1,131,662	305,975

Controladora Comercial Mexicana SAB de CV	861,445	2,019,246

Corporacion GEO SAB de CV (I)	777,652	795,097

See notes to financial statements	Annual report | Emerging Markets Fund 41

	Shares	Value
Mexico (continued)

Desarrolladora Homex SAB de CV (I)	173,000	$326,902

Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	332,202

Dine SAB de CV (I)	103,700	32,201

El Puerto de Liverpool SAB de CV	14,730	119,691

Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,653,026

Fomento Economico Mexicano SAB de CV, ADR	114,228	9,652,266

Genomma Lab Internacional SAB de CV (I)	158,000	318,901

GMD Resorts SAB de CV (I)	66,200	21,058

Gruma SAB de CV, Class B (I)	394,374	1,072,269

Grupo Aeroportuario del Centro Norte SAB de CV (I)	205,789	443,254

Grupo Aeroportuario del Centro Norte SAB de CV, ADR (I)	14,736	251,396

Grupo Aeroportuario del Pacifico SAB de CV, ADR	77,896	3,121,293

Grupo Aeroportuario del Sureste SAB de CV, ADR (L)	34,325	2,882,614

Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	230,392

Grupo Bimbo SAB de CV	904,200	2,020,168

Grupo Carso SAB de CV	801,815	2,611,829

Grupo Cementos de Chihuahua SAB de CV (I)	57,000	185,628

Grupo Elektra SA de CV	10,370	415,466

Grupo Famsa SAB de CV (I)	289,538	309,190

Grupo Financiero Banorte SAB de CV	1,707,270	8,691,641

Grupo Financiero Inbursa SA	80,200	208,946

Grupo Gigante SAB de CV	168,900	287,815

Grupo Herdez SAB de CV	10,000	23,690

Grupo Industrial Maseca SAB de CV	2,600	2,993

Grupo Industrial Saltillo SAB de CV	100,600	124,800

Grupo KUO SAB de CV (I)	164,700	341,779

Grupo Mexicano de Desarrollo SAB de CV (I)	69,300	39,101

Grupo Mexico SAB de CV, Series B	1,466,924	4,376,175

Grupo Modelo SAB de CV	149,400	1,356,207

Grupo Simec SAB de CV (I)	197,942	727,228

Grupo Televisa SAB, ADR (L)	162,560	3,735,629

Industrias Bachoco SAB de CV, ADR	2,203	48,686

Industrias Bachoco SAB de CV, Series B	24,800	46,205

Industrias CH SAB de CV (I)	292,935	1,575,182

Industrias Penoles SAB de CV	26,695	1,092,340

Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	840,951

Kimberly-Clark de Mexico SAB de CV	535,663	1,094,953

Maxcom Telecomunicaciones SAB de CV (I)	69,943	14,302

Mexichem SAB de CV	306,726	1,380,799

Minera Frisco SAB de CV, Class A1 (I)	1,533,145	5,863,753

Organizacion Soriana SAB de CV	1,817,312	5,574,239

Promotora y Operadora de Infraestructura SAB de CV (I)	2,766	15,292

Qualitas Controladora SAB de CV (I)	364,900	491,644

Sare Holding SAB de CV, Class B (I)	595,900	51,901

TV Azteca SA de CV	119,754	75,278

Urbi Desarrollos Urbanos SAB de CV (I)	883,860	449,836

Wal-Mart de Mexico SAB de CV	1,940,633	5,188,230

42 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Netherlands 0.1%		$1,512,947

Cinema City International NV (I)	2,765	22,780

VimpelCom, Ltd., ADR (L)	140,185	1,490,167

Peru 0.1%		1,982,375

Compania de Minas Buenaventura SA, ADR	21,714	752,607

Credicorp, Ltd. (L)	10,203	1,229,768

Philippines 1.4%		31,024,051

Aboitiz Equity Ventures, Inc.	575,700	664,697

Aboitiz Power Corp.	650,700	526,719

Alliance Global Group, Inc.	2,072,100	581,615

Alsons Consolidated Resources, Inc.	629,000	20,507

Atlas Consolidated Mining & Development (I)	664,800	268,151

Ayala Corp.	67,840	663,980

Ayala Land, Inc.	3,555,500	1,895,453

Bank of the Philippine Islands	799,290	1,425,741

BDO Unibank, Inc.	974,201	1,416,286

Belle Corp. (I)	4,310,000	483,864

Cebu Air, Inc.	271,510	378,734

China Banking Corp. (I)	23,617	267,683

COL Financial Group, Inc.	10,000	4,928

DMCI Holdings, Inc.	584,200	804,651

Empire East Land Holdings, Inc. (I)	5,540,000	109,463

Energy Development Corp. (I)	8,923,600	1,269,533

Filinvest Development Corp.	498,212	46,967

Filinvest Land, Inc.	16,089,750	489,942

First Gen Corp. (I)	788,300	349,066

First Philippine Holdings Corp.	356,370	645,436

Global-Estate Resorts, Inc. (I)	257,000	11,481

Globe Telecommunications, Inc.	28,465	774,417

International Container Terminal Services, Inc.	648,840	1,058,800

JG Summit Holdings, Inc.	69,400	54,850

Jollibee Foods Corp.	310,630	740,114

Lepanto Consolidated Mining, Class B (I)	6,536,000	178,957

Lopez Holdings Corp.	3,321,500	402,077

Manila Electric Company	70,950	418,117

Manila Water Company, Inc.	501,700	322,767

Megaworld Corp.	17,533,000	910,114

Metro Pacific Investments Corp.	4,557,000	452,623

Metropolitan Bank & Trust Company	556,349	1,206,248

Pepsi-Cola Products Philippines, Inc. (I)	1,098,000	93,442

Philippine Long Distance Telephone Company	19,105	1,243,443

Philippine National Bank (I)	347,670	572,993

Philippine Stock Exchange, Inc.	14,120	124,050

Philodrill Corp.	105,830,000	116,080

Philweb Corp.	628,140	253,079

Rizal Commercial Banking Corp.	420,900	438,710

Robinsons Land Corp.	2,689,950	1,190,279

San Miguel Corp.	218,024	580,538

Security Bank Corp.	289,142	1,000,100

See notes to financial statements	Annual report | Emerging Markets Fund 43

	Shares	Value
Philippines (continued)

Semirara Mining Corp.	130,410	$696,219

SM Development Corp.	893,335	128,709

SM Investments Corp.	111,200	1,875,761

SM Prime Holdings, Ltd.	2,200,750	733,330

Union Bank of Philippines	313,910	765,619

Universal Robina Corp.	1,120,400	1,621,389

Vista Land & Lifescapes, Inc.	7,214,000	746,329

Poland 1.5%		34,474,010

Agora SA	59,188	123,142

Alchemia SA (I)	52,659	84,140

AmRest Holdings SE (I)	3,761	83,510

Asseco Poland SA	121,418	1,623,755

ATM SA (I)	1,309	3,297

ATM Systems SA (I)	1,309	552

Bank Handlowy w Warszawie SA	37,157	874,419

Bank Millennium SA (I)	848,855	898,493

Bank Pekao SA	43,915	1,993,193

Bioton SA (I)	6,393,772	135,486

Boryszew SA (I)	1,528,073	239,285

BRE Bank SA (I)(L)	9,398	863,887

Budimex SA	13,629	196,829

CD Projekt Red SA (I)	169,799	227,895

Ciech SA (I)	59,120	329,469

City Interactive SA (I)	4,730	24,173

ComArch SA	2,909	58,327

Cyfrowy Polsat SA (I)	59,924	248,643

Emperia Holding SA	9,014	112,776

Enea SA	63,684	316,607

Eurocash SA	43,467	523,505

Fabryki Mebli Forte SA	21,944	78,123

Firma Oponiarska Debica SA	7,943	113,549

Gant Development SA (I)	5,350	8,069

Get Bank SA (I)	286,720	129,731

Getin Holding SA (I)	169,382	81,591

Grupa Kety SA	19,894	689,912

Grupa Lotos SA (I)	95,939	765,329

Hawe SA (I)	95,254	111,899

Impexmetal SA (I)	86,653	87,931

ING Bank Slaski SA (I)	22,258	570,445

Inter Cars SA	500	14,299

KGHM Polska Miedz SA	54,773	2,143,791

Kopex SA (I)	55,318	258,608

Kredyt Bank SA (I)	62,243	279,800

LC Corp. SA (I)	368,248	104,324

LPP SA	368	344,110

Lubelski Wegiel Bogdanka SA	35,336	1,278,265

MCI Management SA (I)	26,839	35,626

MNI SA (I)	19,877	10,672

44 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Poland (continued)

Netia SA (I)	413,108	$748,623

NG2 SA	4,994	84,386

Orbis SA	58,726	625,335

Pelion SA	8,974	82,290

Pfleiderer Grajewo SA (I)	6,153	22,211

PGE SA	422,032	2,378,126

Pol-Aqua SA (I)	1,706	1,897

Polimex-Mostostal SA	505,319	79,400

Polish Energy Partners SA (I)	2,200	20,683

Polnord SA (I)	21,527	80,782

Polski Koncern Naftowy Orlen SA (I)	349,403	4,112,362

Polskie Gornictwo Naftowe i Gazownictwo SA (I)	691,934	849,437

Powszechna Kasa Oszczednosci Bank Polski SA	224,419	2,409,272

Powszechny Zaklad Ubezpieczen SA	20,858	2,171,566

PZ Cormay SA (I)	23,416	72,579

Rafako SA (I)	15,011	38,405

Sygnity SA (I)	20,419	73,380

Synthos SA	1,196,858	1,969,752

Tauron Polska Energia SA	46,975	69,055

Telekomunikacja Polska SA	293,823	1,469,967

TVN SA	277,201	585,927

Warsaw Stock Exchange	25,983	265,687

Zaklady Azotowe Pulawy SA	5,593	195,431

Russia 3.2%		71,917,227

Etalon Group, Ltd., GDR (I)	4,426	27,441

Eurasia Drilling Company, Ltd., GDR	150	4,508

Federal Hydrogenerating Company JSC, ADR	113,627	280,116

Gazprom Neft OAO, ADR	632	14,897

Gazprom OAO, ADR	3,348,554	32,281,698

Lukoil OAO, ADR	288,612	16,368,080

Magnitogorsk Iron & Steel Works, GDR (I)	16,385	61,182

Mail.ru Group, Ltd., GDR	13,869	454,487

Mechel, ADR (L)	150,712	863,580

MMC Norilsk Nickel OJSC, ADR	37,127	542,603

Novolipetsk Steel OJSC, GDR	54,672	988,470

Novorossiysk Commercial Sea Trade Port PJSC, GDR	6,457	44,941

PIK Group, GDR (I)(L)	98,311	223,658

Rosneft OAO, GDR (I)	545,114	3,221,624

Rostelecom OJSC, ADR	1,495	34,370

Sberbank of Russia, ADR	506,102	5,840,417

Severstal OAO, GDR	73,602	834,647

Surgutneftegas OAO, ADR	782	6,760

Tatneft OAO, ADR	89,929	3,421,431

TMK OAO, GDR	35,964	494,395

Uralkali OJSC, ADR	95,223	3,667,229

VTB Bank OJSC, GDR	425,834	1,392,477

X5 Retail Group NV, GDR (I)	41,620	848,216

See notes to financial statements	Annual report | Emerging Markets Fund 45

	Shares	Value
South Africa 8.1%		$183,127,195

ABSA Group, Ltd.	282,472	4,773,706

Adcock Ingram Holdings, Ltd.	172,266	1,179,595

Adcorp Holdings, Ltd.	83,592	263,597

Advtech, Ltd.	44,300	32,058

Aeci, Ltd.	182,131	1,798,973

Afgri, Ltd.	649,608	425,133

African Bank Investments, Ltd.	837,075	3,232,318

African Oxygen, Ltd.	17,878	40,295

African Rainbow Minerals, Ltd.	79,703	1,391,273

Allied Electronics Corp., Ltd.	87,102	246,208

Allied Technologies, Ltd.	31,520	156,558

Anglo American Platinum, Ltd. (L)	25,205	1,254,326

AngloGold Ashanti, Ltd.	20,379	647,393

AngloGold Ashanti, Ltd., ADR	114,805	3,662,280

ArcelorMittal Steel South Africa, Ltd. (I)	240,520	1,161,081

Argent Industrial, Ltd.	106,615	81,210

Aspen Pharmacare Holdings, Ltd. (I)	129,279	2,204,963

Assore, Ltd.	17,794	647,592

Astral Foods, Ltd.	48,731	612,421

Aveng, Ltd.	614,766	2,248,644

AVI, Ltd.	255,951	1,765,376

Avusa, Ltd. (I)	77,052	217,742

Barloworld, Ltd.	348,438	2,942,472

Basil Read Holdings, Ltd. (I)	162,259	156,651

Bell Equipment, Ltd. (I)	77,623	186,545

Bidvest Group, Ltd.	142,435	3,456,020

Blue Label Telecoms, Ltd.	174,483	139,191

Business Connexion Group, Ltd.	125,086	72,147

Cadiz Holdings, Ltd.	27,814	5,787

Capitec Bank Holdings, Ltd.	15,085	362,933

Cashbuild, Ltd.	18,751	370,395

Caxton & CTP Publishers & Printers, Ltd.	249,440	494,025

Ceramic Industries, Ltd.	1,781	27,553

Cipla Medpro South Africa, Ltd. (I)	583,002	486,106

City Lodge Hotels, Ltd.	28,557	295,602

Clicks Group, Ltd.	257,017	1,756,391

Consolidated Infrastructure Group, Ltd. (I)	7,683	12,027

Coronation Fund Managers, Ltd.	338,135	1,188,871

DataTec, Ltd.	306,784	1,808,485

Discovery Holdings, Ltd.	203,456	1,394,960

Distell Group, Ltd.	419	4,838

Distribution and Warehousing Network, Ltd. (I)	10,512	7,920

DRDGOLD, Ltd.	353,670	193,254

EOH Holdings, Ltd. (L)	79,417	337,990

Eqstra Holdings, Ltd.	292,995	240,052

Esorfranki, Ltd. (I)	180,540	29,231

Exxaro Resources, Ltd.	74,485	1,323,577

Famous Brands, Ltd.	19,648	160,136

46 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
South Africa (continued)

FirstRand, Ltd.	1,477,861	$4,825,976

Gijima Group Ltd. (I)	297,567	15,573

Gold Fields, Ltd., ADR	750,118	9,241,454

Grindrod, Ltd.	669,704	1,180,171

Group Five, Ltd.	169,328	533,373

Growthpoint Properties, Ltd.	224,411	732,439

Harmony Gold Mining Company, Ltd., ADR (L)	365,804	3,123,966

Hudaco Industries, Ltd.	11,303	154,020

Hulamin, Ltd. (I)	227,519	96,153

Iliad Africa, Ltd.	267,897	175,314

Illovo Sugar, Ltd.	73,670	263,816

Impala Platinum Holdings, Ltd.	131,252	2,072,520

Imperial Holdings, Ltd.	219,928	5,336,037

Investec, Ltd.	243,736	1,477,324

JD Group, Ltd.	286,505	1,526,009

JSE, Ltd.	97,796	822,826

Kap International Holdings, Ltd.	90,584	31,800

Kumba Iron Ore, Ltd. (L)	26,457	1,512,016

Lewis Group, Ltd.	136,085	1,174,718

Liberty Holdings, Ltd. (L)	146,662	1,600,851

Life Healthcare Group Holdings, Ltd.	371,823	1,409,894

Massmart Holdings, Ltd.	47,178	954,357

Mediclinic International, Ltd. (L)	168,543	877,340

Merafe Resources, Ltd. (I)	2,194,710	208,780

Metair Investments, Ltd.	201,396	695,152

MMI Holdings, Ltd.	1,323,332	3,063,126

Mondi, Ltd.	154,538	1,381,650

Mpact, Ltd.	328,339	683,200

Mr. Price Group, Ltd.	115,584	1,870,572

MTN Group, Ltd. (L)	537,906	10,035,849

Murray & Roberts Holdings, Ltd. (I)	468,406	1,215,087

Mustek, Ltd.	29,272	20,311

Mvelaphanda Group, Ltd. (I)	907,534	356,664

Mvelaserve, Ltd.	210,971	208,385

Nampak, Ltd.	584,854	1,881,797

Naspers, Ltd.	131,613	7,626,379

Nedbank Group, Ltd.	212,659	4,678,542

Netcare, Ltd.	588,232	1,226,401

Northam Platinum, Ltd.	225,205	725,626

Nu-World Holdings, Ltd.	9,429	21,320

Omnia Holdings, Ltd.	82,665	1,169,772

Palabora Mining Company, Ltd.	7,747	72,402

Peregrine Holdings, Ltd.	219,538	295,023

Petmin, Ltd.	283,328	71,522

Pick’n Pay Stores, Ltd.	107,899	570,417

Pinnacle Technology Holdings, Ltd.	135,354	278,854

Pioneer Foods, Ltd.	43,815	276,365

Pretoria Portland Cement Company, Ltd.	520,564	1,648,072

See notes to financial statements	Annual report | Emerging Markets Fund 47

	Shares	Value
South Africa (continued)

PSG Group, Ltd.	176,627	$1,367,685

Raubex Group, Ltd.	172,178	293,025

Resilient Property Income Fund, Ltd.	36,346	212,920

Reunert, Ltd.	186,446	1,578,479

Sanlam, Ltd.	1,777,252	7,809,897

Santam, Ltd.	18,401	393,683

Sappi, Ltd. (I)(L)	717,635	2,005,253

Sappi, Ltd., ADR (I)(L)	426,062	1,146,107

Sasol, Ltd.	183,999	7,946,145

Sasol, Ltd., ADR (L)	45,624	1,976,432

Sentula Mining, Ltd. (I)	708,459	154,046

Shoprite Holdings, Ltd.	152,915	3,071,060

Spur Corp., Ltd.	18,602	42,014

Standard Bank Group, Ltd.	686,284	9,050,412

Stefanutti Stocks Holdings, Ltd.	55,487	67,384

Steinhoff International Holdings, Ltd. (I)(L)	1,112,161	3,472,765

Sun International, Ltd.	54,723	553,302

Super Group, Ltd. (I)	567,592	1,074,845

Telkom SA, Ltd. (I)	433,076	988,735

The Foschini Group, Ltd.	100,861	1,616,595

The Spar Group, Ltd.	85,736	1,262,330

Tiger Brands, Ltd.	58,373	1,921,000

Tiger Wheels, Ltd. (I)	14,267	0

Tongaat Hulet, Ltd.	65,730	1,110,441

Trans Hex Group, Ltd. (I)	25,075	9,347

Trencor, Ltd.	208,864	1,299,045

Truworths International, Ltd.	199,603	2,261,710

Tsogo Sun Holdings, Ltd.	77,615	180,212

Value Group, Ltd.	263,348	160,017

Village Main Reef, Ltd.	369,855	49,270

Vodacom Group, Ltd.	122,411	1,557,389

Wilson Bayly Holmes-Ovcon, Ltd.	58,620	918,848

Woolworths Holdings, Ltd.	351,568	2,507,331

Zeder Investments, Ltd.	451,653	154,355

South Korea 15.2%		341,767,868

3S Korea Company, Ltd. (I)	6,767	92,753

Aekyung Petrochemical Company, Ltd.	4,634	147,303

Agabang&Company (I)	13,682	166,071

Ahnlab, Inc. (I)	1,953	213,328

Amorepacific Corp.	1,533	1,580,436

AMOREPACIFIC Group	4,824	1,846,847

Asia Cement Company, Ltd.	3,390	138,830

Asia Pacific Systems, Inc. (I)	9,793	91,634

Asia Paper Manufacturing Company, Ltd.	2,000	22,616

Asiana Airlines, Inc. (I)	68,080	464,492

AtlasBX Company, Ltd.	1,207	33,246

AUK Corp. (I)	23,950	44,060

BHI Company, Ltd. (I)	1,880	48,538

48 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Binggrae Company, Ltd.	3,758	$283,518

Boryung Pharmaceutical Company, Ltd.	3,102	41,322

BS Financial Group, Inc.	249,440	2,605,592

Bukwang Pharmaceutical Company, Ltd.	13,561	152,368

Capro Corp.	14,580	190,197

Chabio & Diostech Company, Ltd. (I)(L)	21,279	177,129

Charm Engineering Company, Ltd.	19,130	40,226

Cheil Industries, Inc.	27,705	2,536,660

Cheil Worldwide, Inc.	48,550	868,703

Chin Hung International, Inc. (I)(L)	39,789	34,951

Chokwang Leather Company, Ltd.	1,430	18,794

Chong Kun Dang Pharm Corp.	14,520	328,259

Chosun Refractories Company, Ltd.	1,489	82,149

CJ CGV Company, Ltd.	7,190	179,035

CJ CheilJedang Corp.	9,225	2,493,020

CJ Corp.	21,104	1,520,313

CJ Korea Express Company, Ltd. (I)	10,772	890,007

CJ Seafood Corp. (I)	15,980	33,881

CNK International Company, Ltd. (I)(L)	4,630	26,383

Cosmax, Inc.	7,100	238,525

CosmoAM&T Company, Ltd. (I)	6,266	23,401

Cosmochemical Company, Ltd. (I)	3,900	41,338

Credu Corp.	751	24,934

Crown Confectionery Company, Ltd.	442	68,254

CrucialTec Company, Ltd. (I)	9,676	86,695

Dae Dong Industrial Company, Ltd.	25,600	118,857

Dae Han Flour Mills Company, Ltd.	1,767	184,280

Dae Won Kang Up Company, Ltd.	35,279	189,455

Dae-Il Corp.	20,210	100,208

Daechang Company, Ltd. (I)	105,580	114,131

Daeduck Electronics Company	58,880	551,423

Daeduck GDS Company, Ltd.	25,510	302,538

Daegu Department Store	12,550	152,955

Daehan Steel Company, Ltd.	20,010	156,855

Daekyo Company, Ltd.	44,920	232,311

Daekyung Machinery & Engineering Company, Ltd. (I)(L)	12,980	27,661

Daelim Industrial Company, Ltd.	32,759	2,579,417

Daesang Corp.	29,130	457,654

Daesang Holdings Company, Ltd.	20,610	78,257

Daesung Group Partners Company, Ltd.	1,019	36,257

Daesung Holdings Company, Ltd.	6,326	34,688

Daesung Industrial Company, Ltd. (I)	2,003	30,231

Daewon Pharmaceutical Company, Ltd.	8,195	45,665

Daewoo Engineering & Construction Company, Ltd. (I)	198,010	1,751,350

Daewoo International Corp.	21,280	646,151

Daewoo Securities Company, Ltd.	120,732	1,204,420

Daewoo Shipbuilding & Marine Engineering Company, Ltd.	75,405	1,637,243

Daewoong Company, Ltd.	638	9,121

See notes to financial statements	Annual report | Emerging Markets Fund 49

	Shares	Value
South Korea (continued)

Daewoong Pharmaceutical Company, Ltd.	2,780	$66,781

Daishin Securities Company, Ltd.	55,150	408,354

Daou Data Corp. (I)	2,878	9,675

Daou Technology, Inc.	45,290	539,720

Dasan Networks, Inc. (I)	3,952	18,534

Daum Communications Corp. (I)	5,431	543,626

Dayou Automotive Seat Technology Company, Ltd. (L)	31,947	56,689

DCM Corp.	5,310	48,729

DGB Financial Group, Inc.	199,190	2,307,294

Digital Power Communications Company, Ltd. (L)	14,000	25,520

Digitech Systems Company, Ltd. (I)	7,932	69,251

Dong Ah Tire & Rubber Company, Ltd.	14,930	165,925

Dong Yang Gang Chul Company, Ltd. (I)	6,880	14,269

Dong-A Pharmaceutical Company, Ltd.	3,999	337,222

Dong-Il Corp.	2,233	85,858

Dongaone Company, Ltd.	9,970	25,388

Dongbang Transport Logistics Company, Ltd.	9,310	42,016

Dongbu Corp. (I)(L)	16,730	58,206

Dongbu HiTek Company, Ltd. (I)	31,340	188,515

Dongbu Insurance Company, Ltd.	27,994	1,147,735

Dongbu Securities Company, Ltd.	37,619	112,053

Dongbu Steel Company, Ltd. (I)	41,073	163,757

Dongil Industries Company, Ltd.	2,532	107,504

Dongil Rubber Belt Company, Ltd.	11,160	88,796

Dongjin Semichem Company, Ltd. (I)	5,337	19,637

Dongkuk Steel Mill Company, Ltd.	55,860	785,841

Dongkuk Structures & Construction Company, Ltd. (I)	8,534	27,790

Dongwha Pharmaceutical Company, Ltd.	30,690	149,217

Dongwon F&B Company, Ltd.	2,185	120,155

Dongwon Industries Company, Ltd.	816	164,355

Dongyang Engineering & Construction Corp. (I)	367	5,287

Dongyang Mechatronics Corp.	18,470	206,772

Doosan Corp.	6,710	804,976

Doosan Engineering & Construction Company, Ltd. (I)	35,338	86,708

Doosan Heavy Industries and Construction Company, Ltd.	34,055	1,785,487

Doosan Infracore Company, Ltd. (I)	59,410	936,835

Dragonfly GF Company, Ltd. (I)	2,057	29,908

Duksan Hi-Metal Company, Ltd. (I)	7,115	137,140

DuzonBlzon Company, Ltd. (I)	10,250	101,673

E-Mart Company, Ltd.	9,424	2,056,123

E1 Corp.	1,780	91,705

ELK Corp.	7,328	106,686

Eugene Corp. (I)	28,907	72,877

Eugene Investment & Securities Company, Ltd. (I)	76,132	168,448

Eugene Technology Company, Ltd.	8,162	114,589

Fila Korea, Ltd.	4,468	299,332

Foosung Company, Ltd. (I)	32,640	182,100

Fursys, Inc.	2,060	50,743

50 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Gamevil, Inc. (I)	1,972	$174,234

Gaon Cable Company, Ltd.	2,496	43,959

Global & Yuasa Battery Company, Ltd.	11,350	488,593

Golden Bridge Investment & Securities Company, Ltd.	34,860	35,296

Grand Korea Leisure Company, Ltd.	14,220	362,455

Green Cross Corp.	2,488	344,645

Green Cross Holdings Corp.	16,810	201,922

GS Engineering & Construction Corp.	27,346	1,702,520

GS Global Corp.	9,150	97,961

GS Holdings Corp.	62,273	3,590,991

Gwangju Shinsegae Company, Ltd.	981	188,404

Halla Climate Control Corp.	19,860	424,119

Halla Engineering & Construction Corp.	18,491	168,500

Han Kuk Carbon Company, Ltd.	28,000	147,697

Hana Financial Group, Inc.	213,980	6,433,568

Hanall Biopharma Company, Ltd. (I)	14,770	92,451

Handok Pharmaceuticals Company, Ltd.	1,000	10,872

Handsome Company, Ltd.	30,148	741,351

Hanil Cement Company, Ltd.	5,149	158,239

Hanil E-Wha Company, Ltd.	17,760	141,446

Hanjin Heavy Industries & Construction Company, Ltd. (I)	50,179	538,429

Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	150,851

Hanjin P&C Company, Ltd. (I)	4,436	31,336

Hanjin Shipping Company, Ltd. (I)	31,204	404,679

Hanjin Transportation Company, Ltd.	12,430	201,059

Hankook Shell Oil Company, Ltd.	395	79,646

Hankook Tire Company, Ltd.	44,340	1,622,958

Hankuk Glass Industries, Inc.	1,820	36,343

Hankuk Paper Manufacturing Company, Ltd.	5,180	91,009

Hanmi Pharm Company, Ltd. (I)	3,157	228,380

Hanmi Science Company, Ltd. (I)	20,665	77,313

Hansae Yes24 Holdings Company, Ltd.	8,000	44,566

Hanshin Construction Company, Ltd.	3,010	19,372

Hansol Chemical Company, Ltd.	5,550	105,140

Hansol CSN Company, Ltd.	62,840	131,658

Hansol HomeDeco Company, Ltd. (I)(L)	45,930	49,578

Hansol Paper Company	51,360	407,451

Hansol Technics Company, Inc. (I)	7,360	113,933

Hanssem Company, Ltd.	5,740	94,269

Hanwha Chemical Corp.	104,490	1,936,776

Hanwha Corp.	12,280	358,205

Hanwha General Insurance Company, Ltd. (I)	2,370	16,857

Hanwha Securities Company, Ltd.	82,971	281,803

Hanwha Timeworld Company, Ltd.	3,410	56,503

Hanyang Securities Company, Ltd.	13,790	76,584

Heung-A Shipping Company, Ltd.	51,105	40,722

Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	14,941

Hite Jinro Company, Ltd.	23,390	461,367

See notes to financial statements	Annual report | Emerging Markets Fund 51

	Shares	Value
South Korea (continued)

Hitejinro Holdings Company, Ltd.	12,240	$107,924

HMC Investment Securities Company, Ltd.	21,160	223,018

Honam Petrochemical Corp.	8,655	1,798,172

Hotel Shilla Company, Ltd.	17,510	831,139

HS R&A Company, Ltd.	5,860	61,968

Huchems Fine Chemical Corp.	13,690	292,769

Husteel Company, Ltd.	7,290	159,841

Hwa Shin Company, Ltd.	12,020	99,965

Hwacheon Machine Tool Company, Ltd.	730	26,713

HwaSung Industrial Company, Ltd. (I)	2,500	7,250

Hyosung Corp.	26,891	1,451,009

Hyundai BNG Steel Company, Ltd. (I)	15,790	138,879

Hyundai Corp.	5,680	112,629

Hyundai Department Store Company, Ltd.	11,251	1,418,225

Hyundai Development Company	86,045	1,589,074

Hyundai Elevator Company, Ltd.	5,134	428,089

Hyundai Engineering & Construction Company, Ltd.	30,274	1,700,789

Hyundai Engineering Plastics Company, Ltd. (L)	14,370	66,151

Hyundai Glovis Company, Ltd.	6,363	1,283,064

Hyundai Greenfood Company, Ltd.	21,780	337,712

Hyundai Heavy Industries Company, Ltd.	19,825	4,085,889

Hyundai Home Shopping Network Corp.	3,804	386,679

Hyundai Hysco Company, Ltd.	41,680	1,756,707

Hyundai Marine & Fire Insurance Company, Ltd.	31,890	921,761

Hyundai Merchant Marine Company, Ltd. (I)	24,310	589,237

Hyundai Mipo Dockyard Company, Ltd.	14,146	1,544,393

Hyundai Mobis	21,892	5,956,542

Hyundai Motor Company	130,315	27,754,577

Hyundai Securities Company, Ltd.	177,537	1,333,087

Hyundai Steel Company	48,430	3,614,168

Hyunjin Materials Company, Ltd. (I)	1,859	11,847

IHQ, Inc. (I)	14,690	30,564

Il Dong Pharmaceutical Company, Ltd.	21,740	131,428

Iljin Display Company, Ltd.	9,910	151,939

Iljin Electric Company, Ltd.	33,420	146,700

Iljin Holdings Company, Ltd.	16,298	24,916

Ilshin Spinning Company, Ltd.	1,370	89,699

Ilsung Pharmaceutical Company, Ltd.	1,682	123,583

Ilyang Pharmaceutical Company, Ltd. (I)	6,860	153,382

iMarketKorea, Inc.	8,940	198,133

Industrial Bank of Korea	194,600	2,075,759

Infraware, Inc. (I)	11,671	81,073

InnoWireless, Inc. (I)	1,634	32,312

Innox Corp. (I)	2,621	47,857

Interflex Company, Ltd. (I)	3,824	260,204

Interpark Corp. (I)	9,207	47,349

INTOPS Company, Ltd. (I)	2,558	40,928

Inzi Controls Company, Ltd.	6,490	42,560

52 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
South Korea (continued)

IS Dongseo Company, Ltd.	9,585	$110,730

ISU Chemical Company, Ltd.	13,580	268,202

IsuPetasys Company, Ltd.	51,990	209,523

Jahwa Electronics Company, Ltd.	18,810	204,987

JCEntertainment Corp.	2,952	96,279

Jeil Pharmaceutical Company	10,190	130,222

Jeil Savings Bank (I)	1,850	49

Jeonbuk Bank, Ltd.	82,652	329,235

Jinsung T.E.C. (I)	2,809	22,999

JVM Company, Ltd. (I)	486	15,034

JW Holdings Company, Ltd.	12,200	27,359

JW Pharmaceutical Corp.	12,716	151,045

Kangwon Land, Inc.	46,730	956,690

KB Financial Group, Inc., ADR (L)	207,207	6,705,219

KC Cottrell Company, Ltd.	520	6,914

KC Tech Company, Ltd.	13,926	47,700

KCC Corp.	4,990	1,249,080

Keangnam Enterprises, Ltd.	16,288	92,102

KEC Corp. (I)(L)	15,470	8,976

KEPCO Engineering & Construction Company, Inc.	3,794	264,320

KEPCO Plant Service & Engineering Company, Ltd.	6,310	279,305

Keyang Electric Machinery Company, Ltd.	34,010	81,239

Keystone Global (I)	8,160	24,423

KG Chemical Corp.	8,530	58,597

KH Vatec Company, Ltd. (I)	928	5,972

Kia Motors Corp.	77,842	5,105,447

KIC, Ltd. (I)	5,412	3,725

KISCO Corp.	7,076	203,292

KISCO Holdings Company, Ltd.	1,771	55,327

Kishin Corp.	12,176	53,055

KISWIRE, Ltd.	7,312	210,842

KIWOOM Securities Company, Ltd.	8,385	450,198

Ko-one Energy Service	110	3,526

Kolao Holdings	4,680	64,739

Kolon Corp.	7,040	135,702

Kolon Global Corp.	33,760	122,277

Kolon Industries, Inc.	13,157	748,141

Komipharm International Company, Ltd. (I)	14,923	123,656

KONA@I Company, Ltd. (I)	2,647	48,087

Korea Airport Service Company, Ltd.	2,230	53,536

Korea Cast Iron Pipe Industries Company, Ltd.	6,600	20,225

Korea Circuit Company, Ltd. (I)	10,520	162,585

Korea Electric Power Corp. (I)	56,480	1,223,752

Korea Electric Power Corp., ADR (I)(L)	49,816	533,529

Korea Electric Terminal Company, Ltd.	8,690	180,166

Korea Exchange Bank (I)	330,220	2,499,117

Korea Flange Company, Ltd.	5,690	65,338

Korea Gas Corp.	13,530	680,958

See notes to financial statements	Annual report | Emerging Markets Fund 53

	Shares	Value
South Korea (continued)

Korea Investment Holdings Company, Ltd.	57,117	$1,930,055

Korea Kolmar Company, Ltd.	13,060	150,299

Korea Life Insurance Company, Ltd.	77,080	483,712

Korea Line Corp. (I)	4,543	19,326

Korea Real Estate Investment Trust Company (I)	54,408	51,217

Korea Zinc Company, Ltd.	3,717	1,344,727

Korean Air Lines Company, Ltd. (I)	21,126	887,236

Korean Petrochemical Industrial Company, Ltd.	4,131	256,383

Korean Reinsurance Company, Ltd.	64,782	632,851

Kortek Corp. (I)	7,186	73,700

KP Chemical Corp.	39,850	424,427

KPX Chemcial Company, Ltd.	2,618	115,776

KT Corp.	15,990	485,498

KT&G Corp.	40,474	3,066,751

KTB Investment & Securities Company, Ltd. (I)	86,060	150,772

Kukdo Chemical Company, Ltd.	3,388	143,403

Kumho Electric Company, Ltd.	6,620	110,237

Kumho Industrial Company, Ltd. (I)	14,901	45,447

Kumho Investment Bank (I)	99,870	27,783

Kumho Petrochemical Company, Ltd.	5,972	596,542

Kumho Tire Company, Inc. (I)	26,110	367,466

Kunsul Chemical Industrial Company, Ltd.	3,660	52,969

Kwang Dong Pharmaceutical Company, Ltd.	57,300	223,812

Kwang Myung Electric Engineering Company, Ltd. (I)(L)	19,020	53,059

Kyeryong Construction Industrial Company, Ltd.	4,430	36,914

Kyobo Securities Company	35,708	144,500

Kyung-In Synthetic Corp.	37,370	104,119

Kyungbang, Ltd. (I)	948	82,506

KyungDong City Gas Comopany, Ltd.	928	51,734

LG Chem, Ltd.	14,019	3,743,343

LG Corp.	24,972	1,385,055

LG Display Company, Ltd., ADR (I)(L)	447,828	5,266,457

LG Electronics, Inc.	80,880	5,044,517

LG Fashion Corp.	15,580	456,631

LG Hausys, Ltd.	1,197	74,689

LG Household & Health Care, Ltd.	3,454	1,896,875

LG Innotek Company, Ltd. (I)	8,542	679,490

LG International Corp.	15,679	568,108

LG Life Sciences, Ltd. (I)	7,060	245,795

LG Uplus Corp.	288,760	1,938,969

LIG Insurance Company, Ltd.	32,910	712,050

Livart Furniture Company, Ltd.	4,180	22,932

Logistics Energy Korea Company, Ltd. (I)(L)	17,200	48,024

Lotte Chilsung Beverage Company, Ltd.	932	1,151,191

Lotte Confectionery Company, Ltd.	1,081	1,549,208

Lotte Midopa Company, Ltd.	34,850	409,382

Lotte Samkang Company, Ltd.	1,240	547,146

Lotte Shopping Company, Ltd.	10,033	2,836,569

54 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Lotte Tour Development Company, Ltd. (I)	2,160	$27,293

LS Cable, Ltd.	12,662	984,516

LS Industrial Systems Company, Ltd.	8,404	479,303

Lumens Company, Ltd. (I)	20,550	124,411

Macquarie Korea Infrastructure Fund	214,510	1,265,474

Maeil Dairy Industry Company, Ltd. (I)	3,530	76,874

Mando Corp.	6,900	982,522

Medipost Company, Ltd. (I)	3,538	338,826

Medy-Tox, Inc.	2,559	201,267

MegaStudy Company, Ltd.	1,820	105,151

Melfas, Inc.	9,992	173,726

Meritz Fire & Marine Insurance Company, Ltd.	40,800	454,314

Meritz Securities Company, Ltd.	255,563	201,725

Mi Chang Oil Industrial Company, Ltd.	724	30,704

Mirae Asset Securities Company, Ltd.	11,630	319,452

MNTech Company, Ltd.	9,226	64,948

Modetour Network, Inc. (I)	5,693	104,762

Moorim P&P Company, Ltd.	28,480	92,927

Moorim Paper Company, Ltd.	42,600	95,092

Motonic Corp.	17,805	124,246

Namhae Chemical Corp.	15,590	129,339

Namyang Dairy Products Company, Ltd.	801	584,398

NCSoft Corp.	7,423	1,663,891

Neowiz Corp. (I)	2,309	37,625

Neowiz Games Corp. (I)	6,656	152,589

Neowiz Internet Corp. (I)	2,644	31,699

NEPES Corp. (I)	10,150	152,581

Nexen Corp.	6,790	402,343

Nexen Tire Corp.	15,270	263,486

NH Investment & Securities Company, Ltd.	37,537	165,216

NHN Corp.	15,151	3,474,769

NICE Holdings Company, Ltd.	297	12,574

NICE Information Service Company, Ltd. (I)	1,885	6,562

NK Company, Ltd.	16,960	56,088

Nong Shim Company, Ltd.	5,080	1,120,356

Nong Shim Holdings Company, Ltd.	2,723	127,363

OCI Company, Ltd.	9,101	1,532,611

OCI Materials Company, Ltd. (I)	1,749	71,662

Orion Corp.	1,706	1,384,957

Osstem Implant Compnay, Ltd. (I)	9,092	210,966

Osung LST Company, Ltd. (I)	12,535	64,731

Ottogi Corp.	2,165	386,089

Pang Rim Company, Ltd.	950	9,234

PaperCorea, Inc. (I)	99,660	69,890

Partron Company, Ltd. (I)	15,633	158,410

Pharmicell Company, Ltd. (I)	21,547	137,515

Poonglim Industrial Company, Ltd. (I)	5,520	535

Poongsan Corp.	27,049	718,759

See notes to financial statements	Annual report | Emerging Markets Fund 55

	Shares	Value
South Korea (continued)

Poongsan Holdings Corp.	4,780	$94,197

POSCO	17,533	5,720,264

POSCO, ADR (L)	54,889	4,473,454

POSCO Chemtech Company, Ltd. (I)	697	91,563

POSCO Coated & Color Steel Company, Ltd.	4,270	61,270

Posco ICT Company, Ltd. (I)	17,999	109,883

Pulmuone Company, Ltd.	1,122	33,332

Pusan City Gas Company, Ltd.	8,930	154,756

Pyeong Hwa Automotive Company, Ltd. (I)	7,607	112,974

RNL BIO Company, Ltd. (I)	45,600	198,545

S&T Corp. (I)	1,630	28,518

S&T Dynamics Company, Ltd.	29,369	323,721

S&T Holdings Company, Ltd.	10,110	82,949

S&T Motiv Company, Ltd.	8,720	151,939

S-MAC Company, Ltd.	10,188	103,046

S-Oil Corp.	14,457	1,320,445

S1 Corp.	9,097	474,060

Saeron Automotive Corp.	7,510	31,208

Sajo Industries Company, Ltd.	1,299	67,198

Sajodaerim Corp.	1,400	16,470

Sam Lip General Foods Company, Ltd.	3,850	49,986

Sam Young Electronics Company, Ltd.	17,300	132,423

Sam Yung Trading Company, Ltd.	4,805	35,603

Sambu Construction Company, Ltd. (I)	7,139	30,282

Samchully Company, Ltd.	1,909	170,117

Samick Musical Instruments Company, Ltd.	59,990	85,339

Samick THK Company, Ltd.	8,300	43,304

Samjin Pharmaceutical Company, Ltd.	14,550	118,588

SamkwangGlass Company, Ltd.	1,913	91,124

Samsung C&T Corp.	132,369	7,560,377

Samsung Electro-Mechanics Company, Ltd.	28,815	2,483,925

Samsung Electronics Company, Ltd.	33,516	36,608,807

Samsung Electronics Company, Ltd., GDR	2,125	1,161,861

Samsung Engineering Company, Ltd.	9,766	1,666,250

Samsung Fine Chemicals Company, Ltd.	14,715	811,407

Samsung Fire & Marine Insurance Company, Ltd.	15,864	3,277,485

Samsung Heavy Industries Company, Ltd.	72,040	2,375,389

Samsung Life Insurance Company, Ltd.	28,363	2,415,405

Samsung SDI Company, Ltd.	41,708	5,282,503

Samsung Securities Company, Ltd.	45,200	1,944,337

Samsung Techwin Company, Ltd.	16,646	1,051,886

Samwhan Corp. (I)	130	305

Samyang Foods Company, Ltd.	2,320	46,930

Samyang Genex Company, Ltd.	2,734	114,216

Samyang Holdings Corp.	9,510	475,914

Samyang Tongsang Company, Ltd.	690	12,808

Samyoung Chemical Company, Ltd.	21,460	73,204

SAVEZONE I&C Corp.	16,880	38,999

SBS Media Holdings Company, Ltd. (L)	66,090	301,521

56 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
South Korea (continued)

SBW (I)	30,360	$29,232

Seah Besteel Corp.	18,210	572,081

SeAH Holdings Corp.	1,354	110,696

SeAH Steel Corp.	2,658	207,870

Sebang Company, Ltd.	14,980	212,262

Seegene, Inc. (I)	3,233	188,811

Sejong Industrial Company, Ltd.	8,680	97,229

Seowon Company, Ltd.	23,820	61,557

Sewon Cellontech Company, Ltd. (I)	7,760	24,651

SG Corp. (I)	48,000	17,953

SH Energy Chemical Company, Ltd. (I)(L)	31,743	38,185

Shin Poong Pharmaceutical Company, Ltd.	20,134	71,888

Shinhan Financial Group Company, Ltd., ADR (L)	142,226	8,940,326

Shinhan Financial Group Company, Ltd.	80,650	2,522,534

Shinsegae Company, Ltd.	2,022	404,057

Shinsegae Engineering & Construction Company, Ltd.	1,110	11,557

Shinsegae Information & Communication Company, Ltd.	484	22,250

Shinsung Solar Energy Company, Ltd. (I)(L)	22,710	48,674

Shinwon Corp. (I)(L)	43,430	47,242

Shinyoung Securities Company, Ltd.	7,920	198,230

Silicon Works Company, Ltd.	3,273	85,176

Silla Company, Ltd.	11,237	168,436

Simm Tech Company, Ltd. (I)	13,392	133,544

Sindoh Company, Ltd.	5,692	309,613

SJM Company, Ltd.	6,871	45,357

SK Broadband Company, Ltd. (I)	42,604	119,283

SK C&C Company, Ltd.	9,803	949,141

SK Chemicals Company, Ltd.	10,887	585,852

SK Communications Company, Ltd. (I)	9,484	75,773

SK Gas Company, Ltd.	4,539	347,374

SK Holdings Company, Ltd.	27,610	4,087,902

SK Hynix, Inc. (I)	164,430	3,091,558

SK Innovation Company, Ltd.	25,963	3,768,727

SK Networks Company, Ltd.	171,660	1,433,144

SK Telecom Company, Ltd.	6,790	874,147

SKC Company, Ltd.	13,900	554,272

SL Corp.	5,380	81,506

Songwon Industrial Company, Ltd.	9,760	98,508

Ssangyong Cement Industrial Company, Ltd. (I)	34,830	153,283

STX Corp.	34,306	258,799

STX Engine Company, Ltd.	13,540	108,255

STX Offshore & Shipbuilding Company, Ltd.	81,850	691,492

STX Pan Ocean Company, Ltd. (L)	154,020	507,130

Suheung Capsule Company, Ltd.	9,580	121,118

Sung Bo Chemicals Company, Ltd.	410	8,830

Sung Jin Geotec Company, Ltd. (I)	7,790	81,974

Sungchang Enterprise Holdings, Ltd.	2,240	43,254

Sungshin Cement Company, Ltd. (I)	5,760	19,849

Sunjin Company, Ltd.	8,545	61,656

See notes to financial statements	Annual report | Emerging Markets Fund 57

	Shares	Value
South Korea (continued)

Sunjin Holdings Company, Ltd. (I)	329	$6,095

Suprema, Inc.	4,914	75,828

Synopex, Inc. (I)	21,853	39,767

Tae Kyung Industrial Company, Ltd.	14,930	41,545

Taekwang Industrial Company, Ltd.	529	418,713

Taesan LCD Company, Ltd. (I)	5,024	4,371

Taewoong Company, Ltd. (I)	636	11,543

Taeyoung Engineering & Construction, Ltd.	46,820	217,396

Taihan Electric Wire Company, Ltd. (I)	156,150	251,441

Tailim Packaging Industrial Company, Ltd.	59,700	101,270

Telcoware Company, Ltd.	863	6,004

Tera Resource Company, Ltd. (I)	164,244	162,362

The Basic House Company, Ltd. (I)	5,150	66,753

Tong Yang Moolsan Company, Ltd.	3,470	65,773

Tongyang Life Insurance	30,990	277,955

TONGYANG Securities, Inc.	128,580	443,062

Tongyang, Inc. (I)	118,287	89,142

Toptec Company, Ltd. (I)	3,286	47,654

TS Corp.	7,222	136,126

Uangel Corp.	7,990	34,251

Uju Electronics Company, Ltd. (I)	3,344	68,731

Unid Company, Ltd.	3,957	128,008

Union Steel	4,420	51,163

Unison Company, Ltd. (I)	12,353	93,370

Vieworks Company, Ltd.	4,427	56,395

Visang Education, Inc.	397	3,619

Webzen, Inc. (I)	3,503	30,607

Wiscom Company, Ltd.	3,680	13,596

Woongjin Chemical Company, Ltd. (I)	100,490	63,703

Woongjin Coway Company, Ltd.	28,680	995,745

Woongjin Energy Company, Ltd. (I)(L)	13,500	41,872

Woongjin Holdings Company, Ltd. (I)	27,240	96,586

Woongjin Thinkbig Company, Ltd.	16,780	136,435

Wooree ETI Company, Ltd. (I)	6,680	30,774

Woori Finance Holdings Company, Ltd.	355,510	3,402,015

Woori Finance Holdings Company, Ltd., ADR	7,867	225,232

Woori Financial Company, Ltd.	12,823	172,463

Woori Investment & Securities Company, Ltd.	192,379	1,894,482

Yedangcompany Company, Ltd. (I)(L)	36,599	46,562

YESCO Company, Ltd.	1,480	35,218

Yoosung Enterprise Company, Ltd. (L)	10,176	26,794

Youlchon Chemical Company, Ltd.	21,790	160,671

Young Poong Corp.	528	433,068

Youngone Corp.	18,824	573,080

Youngone Holdings Company, Ltd.	6,286	342,198

Yuhan Corp.	3,761	444,400

YuHwa Securities Company, Ltd.	3,240	37,485

Yungjin Pharmaceutical Company, Ltd. (I)	46,320	66,035

58 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Taiwan 13.0%		$292,167,892

A–DATA Technology Company, Ltd.	170,000	197,973

Ability Enterprise Company, Ltd.	129,000	125,177

AcBel Polytech, Inc.	356,000	234,359

Accton Technology Corp.	662,796	344,525

Ace Pillar Company, Ltd.	44,147	57,243

Acer, Inc. (I)	1,810,000	1,606,097

Achem Technology Corp.	234,011	110,733

Acme Electronics Corp.	67,071	84,077

Acter Company, Ltd.	20,000	75,618

Action Electronics Company, Ltd. (I)	439,640	109,862

Actron Technology Corp.	27,300	68,801

Adlink Technology, Inc.	73,830	76,286

Advanced Ceramic X Corp.	25,000	75,171

Advanced International Multitech Company, Ltd.	69,000	96,271

Advanced Semiconductor Engineering, Inc.	2,587,532	1,940,793

Advanced Semiconductor Engineering, Inc., ADR (L)	246,004	910,213

Advancetek Enterprise Company, Ltd.	111,440	105,916

Advantech Company, Ltd.	142,300	495,547

AGV Products Corp. (I)	545,829	182,926

Alcor Micro Corp.	44,000	66,120

ALI Corp.	201,000	213,320

Allis Electric Company, Ltd.	154,000	45,707

Alpha Networks, Inc.	440,000	322,546

Altek Corp.	360,702	193,851

AMPOC Far-East Company, Ltd.	132,000	111,529

AmTRAN Technology Company, Ltd.	1,105,775	851,362

Anpec Electronics Corp. (I)	72,000	51,514

APCB, Inc.	143,000	109,718

Apex Biotechnology Corp.	82,000	207,316

Apex Medical Corp.	49,000	58,011

Apex Science & Engineering	206,265	73,946

Arima Communication Corp.	538,676	245,218

Arima Optoelectronics Corp. (I)	74,100	11,086

Asia Cement Corp.	3,654,918	4,204,642

Asia Optical Company, Inc. (I)	274,710	279,908

Asia Plastic Recycling Holding, Ltd.	6,000	18,851

Asia Polymer Corp.	606,600	567,507

Asia Vital Components Company Ltd.	134,000	74,582

ASROCK, Inc.	34,000	121,215

Asustek Computer, Inc.	447,528	4,496,105

Aten International Company, Ltd.	54,000	92,728

AU Optronics Corp., ADR (I)(L)	812,167	2,460,866

Audix Corp.	173,200	142,045

Aurora Corp.	58,000	86,672

Aurora Systems Corp.	133,000	126,857

AV Tech Corp.	28,000	84,311

Avermedia Technologies, Inc.	23,000	13,682

Avision, Inc. (I)	277,916	89,806

See notes to financial statements	Annual report | Emerging Markets Fund 59

	Shares	Value
Taiwan (continued)

AVY Precision Technology, Inc.	7,000	$11,818

Awea Mechantronic Company, Ltd.	6,300	6,590

Bank of Kaohsiung, Ltd. (I)	629,618	187,703

Basso Industry Corp.	103,000	72,969

BenQ Materials Corp. (I)	90,000	37,408

BES Engineering Corp.	2,097,200	499,808

Biostar Microtech International Corp.	227,000	96,091

Bright Led Electronics Corp.	100,000	57,817

C Sun Manufacturing, Ltd.	175,729	113,809

Cameo Communications, Inc. (I)	350,955	88,883

Capella Microsystems Taiwan, Inc.	17,000	97,919

Capital Securities Corp.	2,487,371	846,790

Career Technology MFG. Company, Ltd.	200,000	285,583

Carnival Industrial Corp. (I)	512,000	183,723

Catcher Technology Company, Ltd.	258,000	1,295,990

Cathay Chemical Works, Inc.	106,000	41,329

Cathay Financial Holdings Company, Ltd.	3,450,573	3,308,948

Cathay Real Estate Development Company, Ltd.	1,105,000	477,927

Central Reinsurance Company, Ltd. (I)	214,535	93,036

ChainQui Development Company, Ltd.	141,000	94,470

Champion Building Materials Company, Ltd.	512,852	193,486

Chang Hwa Commercial Bank, Ltd.	4,410,946	2,285,047

Chang Wah Electromaterials, Inc.	15,589	37,575

Charoen Pokphand Enterprise	300,000	139,273

Chaun-Choung Technology Corp.	10,000	11,658

CHC Resources Corp.	48,000	76,280

Cheng Loong Corp.	1,367,480	512,023

Cheng Shin Rubber Industry Company, Ltd.	700,027	1,704,108

Cheng Uei Precision Industry Company, Ltd.	673,335	1,342,417

Chenming Mold Industrial Corp. (I)	80,000	86,311

Chia Hsin Cement Corp.	700,089	311,110

Chicony Electronics Company, Ltd.	313,222	662,728

Chien Kuo Construction Company, Ltd.	425,872	213,806

Chien Shing Stainless Steel Company, Ltd. (I)	254,000	25,827

Chimei Innolux Corp. (I)	5,335,758	1,716,138

Chimei Materials Technology Corp.	54,000	56,612

Chin-Poon Industrial Company, Ltd.	539,642	661,378

China Airlines, Ltd. (I)	1,934,820	743,982

China Chemical & Pharmaceutical Company, Ltd.	151,000	97,733

China Development Financial Holdings Corp. (I)	9,439,331	2,244,909

China Ecotek Corp.	33,000	71,031

China Electric Manufacturing Corp.	229,000	147,176

China General Plastics Corp. (I)	335,000	133,105

China Life Insurance Company, Ltd. (I)	1,104,160	1,004,282

China Manmade Fibers Corp. (I)	1,563,000	562,930

China Metal Products Company, Ltd.	374,344	252,788

China Motor Corp.	711,905	654,277

China Petrochemical Development Corp.	3,306,358	2,656,950

60 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

China Steel Chemical Corp.	101,000	$423,672

China Steel Corp.	5,631,220	4,830,296

China Steel Structure Company, Ltd.	204,000	192,757

China Synthetic Rubber Corp.	672,937	662,032

China Wire & Cable Company, Ltd. (I)	338,000	109,639

Chinatrust Financial Holding Company, Ltd.	6,206,174	3,725,695

Chinese Gamer International Corp.	22,000	49,824

Chipbond Technology Corp. (I)	191,000	281,358

Chong Hong Construction Company	103,424	265,202

Chroma ATE, Inc.	189,440	396,455

Chun Yu Works & Company, Ltd. (I)	360,000	116,704

Chun Yuan Steel	647,381	248,942

Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	328,070

Chung Hung Steel Corp. (I)	1,284,226	315,956

Chung Hwa Pulp Corp. (I)	580,290	188,227

Chunghwa Picture Tubes, Ltd. (I)	5,416,320	143,639

Chunghwa Telecom Company, Ltd.	568,000	1,718,455

Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,027,880

Chuwa Wool Industry Company, Ltd.	35,000	18,694

Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	27,874

Clevo Company	287,000	379,752

CMC Magnetics Corp. (I)	4,049,000	650,896

Collins Company, Ltd.	223,797	93,826

Compal Communications, Inc. (I)	315,000	346,766

Compal Electronics, Inc.	2,638,895	2,320,542

Compeq Manufactuing Company	1,408,000	602,786

Continental Holdings Corp.	539,000	192,893

Cosmo Electronics Corp. (I)	24,000	20,317

Coxon Precise Industrial Company, Ltd.	152,231	277,066

CSBC Corp. Taiwan	38,312	25,414

CTCI Corp.	234,000	444,737

CviLux Corp.	47,000	69,400

Cyberlink Corp.	52,402	184,333

CyberTAN Technology, Inc.	277,000	204,086

D-Link Corp.	947,627	590,047

DA CIN Construction Company, Ltd.	228,000	140,623

Dah Fung CATV Company, Ltd.	29,700	60,797

Darfon Electronics Corp.	351,950	260,286

De Licacy Industrial Company	150,000	42,722

Delpha Construction Company, Ltd.	330,383	103,350

Delta Electronics, Inc.	545,000	1,873,081

Depo Auto Parts Industrial Company, Ltd.	84,000	182,151

DFI, Inc.	62,000	48,614

Dimerco Express Taiwan Corp.	46,000	35,099

Dynamic Electronics Company, Ltd.	369,685	123,154

Dynapack International Technology Corp.	65,000	315,366

E Ink Holdings, Inc.	594,000	597,319

E-Lead Electronic Company, Ltd. (I)	38,000	48,684

See notes to financial statements	Annual report | Emerging Markets Fund 61

	Shares	Value
Taiwan (continued)

E-LIFE MALL Corp.	49,000	$117,886

E-Ton Solar Tech Company, Ltd. (I)	73,000	28,660

E.Sun Financial Holding Company, Ltd.	5,055,438	2,831,251

Eastern Media International Corp. (I)	1,374,053	148,711

Eclat Textile Company, Ltd.	206,859	543,898

Edom Technology Company, Ltd.	220,000	70,634

Elan Microelectronics Corp.	214,000	336,532

Elite Advanced Laser Corp.	50,000	64,322

Elite Material Company	224,000	208,108

Elite Semiconductor Memory Technology, Inc. (I)	154,000	127,744

Elitegroup Computer Systems Company, Ltd. (I)	975,576	328,622

eMemory Technology, Inc.	37,000	89,230

ENG Electric Company, Ltd.	85,223	118,433

Enlight Corp. (I)	49,439	2,362

Entie Commercial Bank	360,000	150,600

Episil Technologies, Inc.	53,000	16,301

Epistar Corp.	620,000	1,266,246

Eternal Chemical Company, Ltd.	340,644	282,529

Etron Technology, Inc.	70,000	21,793

Eva Airways Corp.	1,032,160	579,730

Everest Textile Company, Ltd. (I)	272,000	75,461

Evergreen International Storage & Transport Corp.	765,320	418,450

Evergreen Marine Corp. (I)	1,770,886	949,673

Everlight Chemical Industrial Corp.	114,600	74,343

Everlight Electronics Company, Ltd.	240,000	372,846

Everspring Industry Company, Ltd. (I)	277,000	70,505

Evertop Wire Cable Corp. (I)	46,275	6,949

Excel Cell Electronic Company, Ltd.	71,000	26,109

Excelsior Medical Company, Ltd. (I)	76,000	165,484

Far Eastern Department Stores Company, Ltd.	727,735	717,329

Far Eastern International Bank	1,889,909	753,406

Far Eastern New Century Corp.	1,889,318	1,995,023

Far EasTone Telecommunications Company, Ltd.	636,000	1,568,812

Faraday Technology Corp.	194,586	277,623

Farglory F T Z Investment Holding Company, Ltd. (I)	15,000	9,331

Farglory Land Development Company, Ltd.	142,000	256,681

Federal Corp.	535,419	342,958

Feng Hsin Iron & Steel Company	181,000	280,613

Feng Tay Enterprise Company, Ltd.	187,460	181,677

Firich Enterprises Co., Ltd. (I)	73,000	95,879

First Copper Technology Company, Ltd. (I)	408,000	102,740

First Financial Holding Company, Ltd.	6,398,574	3,719,936

First Hotel	86,523	58,914

First Insurance Company, Ltd.	313,165	146,683

First Steamship Company, Ltd.	111,000	111,661

FLEXium Interconnect, Inc.	114,229	519,194

Flytech Technology Company, Ltd.	63,026	135,262

Forhouse Corp.	575,894	296,127

62 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Formosa Advanced Technologies Company, Ltd.	42,000	$29,538

Formosa Chemicals & Fibre Corp.	1,014,000	2,626,619

Formosa Epitaxy, Inc. (I)	89,000	60,306

Formosa International Hotels Corp.	22,700	249,585

Formosa Oilseed Processing	199,689	86,807

Formosa Petrochemical Corp.	358,000	1,024,059

Formosa Plastics Corp.	1,297,000	3,502,637

Formosa Taffeta Company, Ltd.	939,000	858,391

Formosan Rubber Group, Inc.	612,000	401,494

Formosan Union Chemical	532,573	316,159

Founding Construction & Development Company, Ltd.	232,521	139,036

Foxconn Technology Company, Ltd.	218,505	837,828

Froch Enterprise Company, Ltd. (I)	292,000	98,522

FSP Technology, Inc.	314,224	295,530

FU I Industrial Company, Ltd. (I)	24,372	41,780

Fubon Financial Holding Company, Ltd. (I)	2,132,422	2,127,550

Fullerton Technology Company, Ltd.	156,819	134,935

Fulltech Fiber Glass Corp.	115,000	61,294

Fwusow Industry Company, Ltd.	352,419	182,643

G Shank Enterprise Company, Ltd.	226,000	126,408

Gamania Digital Entertainment Company, Ltd.	49,000	39,331

GEM Terminal Industrial Company, Ltd.	47,500	19,773

Gemtek Technology Corp. (I)	161,496	179,466

Genesis Photonics, Inc. (I)	220,246	168,939

Genius Electronic Optical Company, Ltd.	29,000	210,875

Genmont Biotech, Inc.	2,000	2,654

GeoVision, Inc.	31,617	119,635

Getac Technology Corp.	623,000	449,162

Giant Manufacturing Company, Ltd.	146,000	736,738

Giantplus Technology Company, Ltd. (I)	345,000	112,011

Giga Solar Materials Corp.	3,000	23,989

Giga Solution Tech Company, Ltd.	68,237	44,489

Gigabyte Technology Company, Ltd.	789,719	684,196

Gigastorage Corp.	232,100	180,576

Gintech Energy Corp. (I)	84,000	83,169

Global Brands Manufacture, Ltd.	317,611	122,447

Global Mixed Mode Technology, Inc.	52,000	170,196

Global Unichip Corp.	57,000	208,100

Globe Union Industrial Corp.	136,000	87,289

Gold Circuit Electronics, Ltd.	616,071	131,683

Goldsun Development & Construction Company, Ltd.	1,820,005	646,138

Grand Pacific Petrochemical Corp.	1,174,000	554,434

Grape King Industrial Company	103,000	213,658

Great China Metal Industry Company, Ltd.	303,000	335,804

Great Taipei Gas Company, Ltd.	229,000	152,203

Great Wall Enterprise Company, Ltd.	522,802	472,022

Green Energy Technology, Inc. (I)	156,000	100,334

GTM Corp. (I)	222,000	110,046

See notes to financial statements	Annual report | Emerging Markets Fund 63

	Shares	Value
Taiwan (continued)

Hannstar Board Corp.	264,467	$136,726

HannStar Display Corp. (I)	8,104,000	522,106

HannsTouch Solution, Inc. (I)	497,000	194,236

Harvatek Corp.	92,000	47,484

Hey Song Corp.	927,000	1,195,544

Highwealth Construction Corp. (I)	256,000	428,531

Hiti Digital, Inc.	67,118	36,341

Hitron Technology, Inc.	167,000	93,534

Hiwin Technologies Corp.	64,593	468,222

Ho Tung Chemical Corp. (I)	999,265	590,263

Hocheng Group Corp.	313,000	85,622

Hold-Key Electric Wire & Cable Company, Ltd.	228,119	83,939

Holiday Entertainment Company, Ltd.	50,000	80,791

Holtek Semiconductor, Inc.	114,000	117,428

Holy Stone Enterprise Company, Ltd.	332,478	281,523

Hon Hai Precision Industry Company, Ltd.	2,829,860	8,061,344

Hong Ho Precision Textile Company	39,000	18,960

Hong TAI Electric Industrial Company, Ltd.	309,000	99,535

Hong YI Fiber Industry Company	99,680	29,786

Hota Industrial Manufacturing Company, Ltd. (I)	115,000	66,981

Hotai Motor Company, Ltd.	128,000	926,146

Howarm Construction Company, Ltd.	16,000	14,714

Hsin Kuang Steel Company, Ltd.	326,153	193,073

Hsing TA Cement Company, Ltd.	227,000	79,666

HTC Corp.	194,700	1,680,866

Hu Lane Associate, Inc.	35,699	59,143

HUA ENG Wire & Cable Company, Ltd. (I)	732,000	228,733

Hua Nan Financial Holdings Company, Ltd.	4,625,592	2,493,372

Huaku Development Company, Ltd.	160,353	383,421

Huang Hsiang Construction Company	85,000	191,829

Huga Optotech, Inc. (I)	37,000	15,068

Hung Ching Development Company, Ltd.	203,000	88,036

Hung Poo Real Estate Development Corp.	80,000	78,711

Hung Sheng Construction Company, Ltd.	813,008	417,795

Hwa Fong Rubber Company, Ltd. (I)	451,770	100,866

I-Chiun Precision Industry Company, Ltd. (I)	93,000	61,456

I-Sheng Electric Wire & Cable Company, Ltd.	95,000	128,257

Ibase Technology, Inc.	32,000	42,162

Ichia Technologies, Inc. (I)	512,300	268,892

ICP Electronics, Inc.	103,000	181,011

ILI Technology Corp.	32,000	104,693

Infortrend Technology, Inc.	245,000	159,043

Inotera Memories, Inc. (I)	2,860,165	492,522

Insyde Software Corp.	21,000	75,597

International Games System Company, Ltd. (I)	32,000	126,664

Inventec Corp.	3,048,705	1,001,755

ITE Technology, Inc. (I)	148,000	123,229

ITEQ Corp.	172,700	173,375

64 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

J Touch Corp.	70,000	$67,377

Janfusun Fancyworld Corp. (I)	91,000	15,524

Jenn Feng New Energy Company, Ltd. (I)	47,000	18,077

Jentech Precision Industrial Company, Ltd.	37,808	112,036

Jess-Link Products Company, Ltd. (I)	135,000	125,900

Johnson Health Tech Company, Ltd.	41,650	96,497

Kang Na Hsiung Enterprise Company, Ltd.	168,000	74,650

Kaori Heat Treatment Company, Ltd.	43,050	46,932

Kaulin Manufacturing Company, Ltd.	124,490	87,884

KEE TAI Properties Company, Ltd.	624,973	333,823

Kenda Rubber Industrial Company, Ltd.	344,372	416,392

Kenmec Mechanical Engineering Company, Ltd.	12,000	3,981

Kerry TJ Logistics Company, Ltd.	212,000	285,386

Kian Shen Corp.	9,000	15,275

Kindom Construction Company, Ltd.	393,000	259,566

King Slide Works Company, Ltd.	27,000	160,981

King Yuan Electronics Company, Ltd.	1,749,762	938,737

King’s Town Bank (I)	1,035,000	693,625

King’s Town Construction Company, Ltd.	140,700	138,735

Kinik Company	88,000	122,022

Kinko Optical Company, Ltd.	98,648	143,317

Kinpo Electronics, Inc.	1,763,724	380,692

Kinsus Interconnect Technology Corp.	161,000	462,971

KS Terminals, Inc.	57,000	50,210

Kung Long Batteries Industrial Company, Ltd.	46,000	85,784

Kuoyang Construction Company, Ltd.	32,000	14,898

Kwong Fong Industries Corp.	394,100	204,674

KYE System Corp. (I)	112,000	38,594

L&K Engineering Company, Ltd.	205,952	192,785

LAN FA Textile Company, Ltd.	348,183	108,507

Largan Precision Company, Ltd.	46,000	961,578

Laser Tek Taiwan Company, Ltd.	9,675	7,722

LCY Chemical Corp.	339,881	464,040

Lead Data, Inc. (I)	358,173	24,248

Leader Electronics, Inc.	181,867	95,911

Leadtrend Technology Corp.	23,599	42,942

Lealea Enterprise Company, Ltd.	1,024,789	366,111

Ledtech Electronics Corp.	6,236	2,328

LEE CHI Enterprises Company, Ltd.	287,000	122,266

Lelon Electronics Corp.	170,100	70,224

Leofoo Development Company, Ltd. (I)	411,012	220,177

LES Enphants Company, Ltd.	164,486	130,145

Li Peng Enterprise Company, Ltd.	670,931	191,731

Lian HWA Food Corp.	145,343	182,938

Lien Hwa Industrial Corp.	715,784	446,398

Lingsen Precision Industries, Ltd.	438,101	251,032

LITE-ON IT Corp.	604,273	523,085

Lite-On Semiconductor Corp.	463,080	231,498

See notes to financial statements	Annual report | Emerging Markets Fund 65

	Shares	Value
Taiwan (continued)

Lite-On Technology Corp.	2,155,892	$2,620,346

Long Bon International Company, Ltd. (I)	530,000	298,410

Long Chen Paper Company, Ltd. (I)	589,476	154,957

Longwell Company	79,000	88,891

Lotes Company, Ltd.	31,000	89,390

Lucky Cement Corp. (I)	272,000	56,792

Lumax International Corp., Ltd.	76,395	153,181

Macroblock, Inc.	19,000	83,231

Macronix International Company, Ltd.	4,400,718	1,192,520

Mag Layers Scientific-Technics Company, Ltd.	12,100	17,843

Makalot Industrial Company, Ltd.	90,000	257,775

Marketech International Corp.	207,000	121,098

Masterlink Securities Corp. (I)	1,615,780	484,856

Maxtek Technology Company, Ltd.	55,000	39,435

Mayer Steel Pipe Corp. (I)	250,407	91,192

Maywufa Company, Ltd.	18,000	8,325

MediaTek, Inc.	227,000	2,437,249

Mega Financial Holding Company, Ltd.	4,927,743	3,726,078

Meiloon Industrial Company, Ltd. (I)	285,231	95,657

Mercuries & Associates, Ltd. (I)	553,286	508,112

Mercuries Data Systems, Ltd.	163,000	51,402

Merida Industry Company, Ltd.	132,250	441,506

Merry Electronics Company, Ltd.	151,200	212,975

Micro-Star International Company, Ltd.	1,191,488	572,118

Microbio Company, Ltd.	188,020	213,631

Microelectronics Technology, Inc. (I)	647,000	221,221

Microlife Corp. (I)	10,000	16,335

MIN AIK Technology Company, Ltd.	113,000	321,863

Mirle Automation Corp.	44,290	29,387

Mitac International Corp. (I)	1,695,466	548,321

Mobiletron Electronics Company, Ltd.	67,000	39,915

Mosel Vitelic, Inc. (I)	1,060,109	88,320

Motech Industries, Inc. (I)	273,000	268,282

MPI Corp.	44,000	90,865

Mustek Systems, Inc. (I)	33,151	2,265

Nak Sealing Technologies Corp.	47,000	75,388

Namchow Chemical Industrial Company, Ltd.	149,000	145,958

Nan Kang Rubber Tire Company, Ltd. (I)	330,943	479,983

Nan Ya Plastics Corp.	1,537,000	2,901,414

Nan Ya Printed Circuit Board Corp.	140,930	227,003

Nantex Industry Company, Ltd.	310,071	258,272

National Petroleum Company, Ltd.	98,000	98,606

Neo Solar Power Corp. (I)	159,000	86,508

Netronix, Inc.	20,000	25,393

New Asia Construction & Development Corp.	279,417	76,292

Newmax Technology Company, Ltd.	42,000	59,246

Nichidenbo Corp.	43,500	32,880

Nien Hsing Textile Company, Ltd. (I)	387,184	269,230

66 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Novatek Microelectronics Corp., Ltd.	289,000	$934,244

Ocean Plastics Company, Ltd. (I)	29,000	26,270

Optimax Technology Corp. (I)	170,816	11,451

Opto Tech Corp.	268,000	107,434

Orient Semiconductor Electronics, Ltd. (I)	720,000	102,324

Oriental Union Chemical Corp.	399,300	448,200

Orise Technology Company, Ltd.	45,000	52,226

P-Two Industries, Inc.	17,000	10,191

Pacific Construction Company, Ltd. (I)	145,368	41,688

Pan Jit International, Inc. (I)	143,000	54,899

Pan-International Industrial (I)	258,500	252,358

Paragon Technologies Company, Ltd.	100,800	103,009

PChome Online, Inc.	20,810	117,788

Pegatron Corp.	1,248,321	1,575,070

Phihong Technology Company, Ltd.	266,416	233,237

Phison Electronics Corp.	51,000	387,132

Phytohealth Corp. (I)	96,000	164,085

Pihsiang Machinery Manufacturing Company, Ltd. (I)	115,000	144,061

Pixart Imaging, Inc.	83,830	258,511

Plotech Company, Ltd.	146,000	59,645

Polytronics Technology Corp.	36,000	69,563

Portwell, Inc.	83,000	89,299

Pou Chen Corp.	2,935,448	2,842,100

Power Quotient International Company, Ltd. (I)	195,000	83,737

Powercom Company, Ltd.	172,760	63,129

Powertech Industrial Company, Ltd. (I)	67,000	47,309

Powertech Technology, Inc.	553,000	1,049,262

President Chain Store Corp.	236,000	1,258,133

President Securities Corp.	1,139,259	587,933

Prime Electronics Satellitics, Inc.	78,819	70,019

Prince Housing & Development Corp.	618,030	444,104

Prodisc Technology, Inc. (I)	540,000	3,065

Promate Electronic Company, Ltd.	222,000	178,965

Promise Technology, Inc. (I)	89,000	44,815

Qisda Corp. (I)	1,246,440	265,407

Quanta Computer, Inc.	496,000	1,287,162

Quanta Storage, Inc.	42,000	29,411

Quintain Steel Company, Ltd.	475,194	108,347

Radiant Opto-Electronics Corp.	862,780	3,724,452

Radium Life Tech Company, Ltd.	388,166	255,790

Ralec Electronic Corp.	63,259	60,421

Realtek Semiconductor Corp.	326,442	617,987

Rechi Precision Company, Ltd.	375,558	297,876

Rexon Industrial Corp., Ltd. (I)	228,000	39,433

Richtek Technology Corp.	99,000	566,572

Ritek Corp. (I)	3,965,428	521,741

Ruentex Development Company, Ltd.	334,185	561,740

Ruentex Industries, Ltd.	208,811	407,603

See notes to financial statements	Annual report | Emerging Markets Fund 67

	Shares	Value
Taiwan (continued)

Sampo Corp.	928,997	$314,059

San Fang Chemical Industry Company, Ltd.	56,500	44,643

San Shing Fastech Corp.	27,000	36,089

Sanyang Industrial Company, Ltd. (I)	1,102,389	702,746

Sanyo Electric Taiwan Company, Ltd.	94,000	91,357

SCI Pharmtech, Inc.	10,759	19,690

SDI Corp.	22,000	15,635

Senao International Company, Ltd.	62,000	219,762

Sercomm Corp.	112,000	177,649

Sesoda Corp.	103,000	113,320

Shan-Loong Transportation Company, Ltd.	4,000	2,639

Sheng Yu Steel Company, Ltd.	188,000	116,248

Shenmao Technology, Inc.	40,000	45,712

Shih Wei Navigation Company, Ltd.	54,000	46,046

Shihlin Electric & Engineering Corp.	531,213	617,815

Shihlin Paper Corp. (I)	72,000	110,812

Shin Hai Gas Corp.	2,100	2,662

Shin Kong Financial Holding Company, Ltd. (I)	7,367,017	2,004,272

Shin Shin Natural Gas Company	1,000	985

Shin Zu Shing Company, Ltd.	159,933	584,988

Shining Building Business Company, Ltd. (I)	162,360	131,559

Shinkong Insurance Company, Ltd.	310,000	193,681

Shinkong Synthetic Fibers Corp.	2,075,287	634,128

Shinkong Textile Company, Ltd.	154,000	207,594

Shiny Chemical Industrial Company, Ltd.	32,000	42,160

Shuttle, Inc. (I)	229,985	80,874

Sigurd Microelectronics Corp.	541,887	450,216

Silicon Integrated Systems Corp. (I)	794,000	250,004

Siliconware Precision Industries Company	395,000	440,793

Siliconware Precision Industries Company, ADR (L)	200,628	1,117,498

Silitech Technology Corp.	89,142	168,085

Simplo Technology Company, Ltd. (I)	108,200	642,160

Sinbon Electronics Company, Ltd.	203,000	171,901

Sincere Navigation Corp.	306,000	261,251

Sinkang Industries, Ltd.	113,503	37,645

Sinmag Equipment Corp.	15,750	61,705

Sino-American Silicon Products, Inc.	90,000	107,140

Sinon Corp.	534,150	245,662

SinoPac Holdings Company, Ltd.	7,533,727	3,008,479

Sinphar Pharmaceutical Company, Ltd.	69,982	62,331

Sinyi Realty Company	111,088	145,630

Sirtec International Company, Ltd.	90,000	106,307

Sitronix Technology Corp.	78,000	110,915

Siward Crystal Technology Company, Ltd.	181,301	55,004

Skymedi Corp. (I)	43,000	39,861

Soft-World International Corp.	68,000	137,549

Solar Applied Materials Technology Company	63,899	78,334

Solelytex Industrial Corp. (I)	136,758	49,578

68 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Solomon Technology Corp.	201,036	$67,501

Sonix Technology Company, Ltd.	117,000	165,693

Southeast Cement Company, Ltd.	390,000	169,716

Spirox Corp.	166,369	64,133

Sporton International, Inc.	13,260	30,118

Springsoft, Inc.	348,000	657,188

St. Shine Optical Company, Ltd.	22,000	260,736

Standard Chemical & Pharma	38,000	31,473

Standard Foods Corp.	117,800	313,211

Stark Technology, Inc.	164,000	141,698

Sunonwealth Electric Machine Industry Company, Ltd.	141,000	85,392

Sunplus Technology Company, Ltd.	651,000	197,161

Sunrex Technology Corp.	102,000	44,752

Sunspring Metal Corp.	17,000	16,400

Super Dragon Technology Company, Ltd.	15,766	13,849

Supreme Electronics Company, Ltd.	197,000	91,118

Sweeten Construction Company, Ltd. (I)	113,286	62,532

Syncmold Enterprise Corp.	61,000	101,986

Synnex Technology International Corp.	418,132	935,093

TA Chen Stainless Pipe	817,747	405,938

Ta Chong Bank, Ltd. (I)	2,322,650	733,580

Ta Ya Electric Wire & Cable Company, Ltd.	637,406	155,564

Ta Yih Industrial Company, Ltd.	7,000	12,060

TA–I Technology Company, Ltd.	113,437	66,390

Tah Hsin Industrial Company, Ltd.	125,000	111,816

TAI Roun Products Company, Ltd. (I)	111,000	40,099

Taichung Commercial Bank	2,127,953	691,220

TaiDoc Technology Corp.	36,000	56,549

Taiflex Scientific Company, Ltd.	99,000	130,681

Tainan Enterprises Company, Ltd.	201,467	194,789

Tainan Spinning Company, Ltd.	1,489,390	665,455

Taishin Financial Holdings Company, Ltd.	6,837,253	2,626,234

Taisun Enterprise Company, Ltd.	422,026	213,576

Taita Chemical Company, Ltd.	317,188	111,421

Taiwan Acceptance Corp.	45,000	102,181

Taiwan Business Bank (I)	3,510,261	1,011,404

Taiwan Cement Corp.	6,280,726	6,850,602

Taiwan Cogeneration Corp.	603,137	403,602

Taiwan Cooperative Financial Holding	4,589,241	2,526,587

Taiwan Fertilizer Company, Ltd.	547,000	1,354,887

Taiwan Fire & Marine Insurance Company	155,000	103,671

Taiwan FU Hsing Industrial Company, Ltd.	233,000	176,757

Taiwan Glass Industrial Corp.	1,034,933	1,032,464

Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	321,893

Taiwan Kolin Company, Ltd. (I)	400,000	0

Taiwan Land Development Corp. (I)	896,002	355,249

Taiwan Life Insurance Company, Ltd. (I)	279,100	178,799

Taiwan Line Tek Electronic	64,050	70,201

See notes to financial statements	Annual report | Emerging Markets Fund 69

	Shares	Value
Taiwan (continued)

Taiwan Mask Corp.	325,850	$108,540

Taiwan Mobile Company, Ltd.	498,700	1,847,752

Taiwan Navigation Company, Ltd.	36,000	32,248

Taiwan Paiho, Ltd.	488,342	301,221

Taiwan PCB Techvest Company, Ltd.	165,354	227,410

Taiwan Prosperity Chemical Corp.	71,000	128,100

Taiwan Pulp & Paper Corp.	576,640	186,110

Taiwan Sakura Corp.	124,156	61,274

Taiwan Secom Company, Ltd.	162,000	332,933

Taiwan Semiconductor Company, Ltd.	49,000	22,407

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5,923,000	16,504,220

Taiwan Sogo Shin Kong	372,000	389,331

Taiwan Styrene Monomer Corp. (I)	1,000,479	266,782

Taiwan Surface Mounting Technology Company, Ltd.	143,380	236,784

Taiwan TEA Corp.	791,723	406,133

Taiwan Union Technology Corp.	67,000	34,151

Taiyen Biotech Company, Ltd.	301,000	226,694

Tatung Company, Ltd. (I)	3,141,766	644,386

Teapo Electronic Corp. (I)	248,512	30,812

Teco Electric & Machinery Company, Ltd.	2,110,109	1,401,193

Tecom Company, Ltd. (I)	41,000	3,173

Tekcore Company, Ltd.	33,000	14,175

Ten Ren Tea Company, Ltd.	35,000	54,191

Test Research, Inc.	163,770	263,133

Test-Rite International Company, Ltd.	286,549	208,046

Tex-Ray Industrial Company, Ltd.	91,800	27,516

The Ambassador Hotel	236,000	244,170

Thinking Electronic Industrial Company, Ltd.	44,000	42,627

Thye Ming Industrial Company, Ltd.	73,000	68,217

TNC Industrial Corp., Ltd.	35,000	30,025

Ton Yi Industrial Corp.	1,259,500	710,559

Tong Hsing Electronic Industries, Ltd.	92,951	310,225

Tong Yang Industry Company, Ltd.	350,286	334,381

Tong-Tai Machine & Tool Company, Ltd.	108,936	91,140

Topco Scientific Company, Ltd.	212,894	339,450

Topco Technologies Corp.	26,000	55,012

Topoint Technology Company, Ltd.	177,849	105,009

Transcend Information, Inc.	117,000	307,807

Tripod Technology Corp.	303,770	672,618

Tsann Kuen Enterprise Company, Ltd.	73,220	151,934

TSRC Corp.	288,530	608,244

Ttet Union Corp.	47,000	80,845

TTY Biopharm Company, Ltd.	81,840	298,121

Tung Ho Steel Enterprise Corp.	1,218,138	1,124,210

Tung Ho Textile Company, Ltd.	247,000	72,738

Tung Thih Electronic Company, Ltd.	23,000	50,459

TXC Corp.	198,659	314,605

TYC Brother Industrial Company, Ltd.	265,863	106,551

70 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Tycoons Group Enterprise Company, Ltd. (I)	594,536	$99,334

Tyntek Corp. (I)	158,661	47,065

TZE Shin International Company, Ltd. (I)	194,248	95,585

U-Ming Marine Transport Corp.	233,000	351,313

U-Tech Media Corp.	218,000	46,688

Uni-President Enterprises Corp.	1,207,238	1,938,406

Unimicron Technology Corp.	1,185,855	1,351,977

Union Bank of Taiwan (I)	1,256,642	449,738

Union Insurance Company, Ltd. (I)	85,000	31,074

Unitech Electronics Company, Ltd.	181,039	88,382

Unitech Printed Circuit Board Corp.	727,869	242,027

United Integrated Services Company, Ltd.	165,000	132,976

United Microelectronics Corp.	9,689,468	3,901,310

Unity Opto Technology Company, Ltd. (I)	180,389	178,337

Universal Cement Corp.	691,808	306,625

Universal Microelectronics Company, Ltd. (I)	100,000	27,216

Unizyx Holding Corp.	526,000	250,004

UPC Technology Corp.	986,242	511,935

Userjoy Technology Company, Ltd.	18,000	37,104

USI Corp.	1,433,801	1,205,178

Vanguard International Semiconductor Corp.	143,000	72,555

Ve Wong Corp.	208,450	143,450

Via Technologies, Inc. (I)	600,000	181,981

Viking Tech Corp.	21,000	18,681

Visual Photonics Epitaxy Company, Ltd.	293,700	419,105

Wafer Works Corp.	105,872	56,173

Wah Hong Industrial Corp.	13,000	19,947

Wah Lee Industrial Corp.	12,000	15,686

Walsin Lihwa Corp. (I)	4,134,000	1,307,301

Walsin Technology Corp. (I)	897,721	208,317

Walton Advanced Engineering, Inc. (I)	383,661	117,408

Walton Chaintech Corp. (I)	39,000	48,743

Wan Hai Lines, Ltd. (I)	622,216	317,111

WAN HWA Enterprise Company	3,000	1,485

Waterland Financial Holding Company	3,071,338	924,169

Ways Technical Corp. Ltd.	44,000	107,888

WEI Chih Steel Industrial Company, Ltd. (I)	255,000	41,701

Wei Chuan Food Corp.	275,000	289,678

Wei Mon Industry Company, Ltd. (I)	87,000	44,944

Weikeng Industrial Company, Ltd.	270,900	193,906

Well Shin Technology Company, Ltd.	72,420	97,940

Wellypower Optronics Corp. (I)	235,000	108,179

Weltrend Semiconductor, Inc. (I)	189,000	79,569

Win Semiconductors Corp.	41,000	52,180

Winbond Electronics Corp. (I)	4,599,000	685,906

Wintek Corp. (I)	1,783,661	910,011

Wisdom Marine Lines Company, Ltd.	5,000	6,731

Wistron Corp.	1,405,649	1,577,866

See notes to financial statements	Annual report | Emerging Markets Fund 71

	Shares	Value
Taiwan (continued)

Wistron NeWeb Corp.	151,878	$272,682

WPG Holdings Company, Ltd.	1,034,760	1,223,139

WT Microelectronics Company, Ltd.	242,428	281,347

WUS Printed Circuit Company, Ltd. (I)	375,000	166,277

XAC Automation Corp.	22,000	21,150

Yageo Corp.	3,176,000	916,205

Yang Ming Marine Transport Corp.	1,853,916	742,214

YC INOX Company, Ltd.	496,000	253,005

Yem Chio Company, Ltd.	184,252	182,050

Yi Jinn Industrial Company, Ltd.	236,768	49,646

Yieh Phui Enterprise Company, Ltd.	1,416,482	437,853

Young Fast Optoelectronics Company, Ltd. (I)	36,648	91,845

Young Optics, Inc.	41,000	121,322

Youngtek Electronics Corp.	60,571	143,314

Yuanta Financial Holdings Company, Ltd.	8,862,322	4,140,759

Yuen Foong Yu Paper Manufacturing Company, Ltd.	1,606,614	628,830

Yufo Electronics Company, Ltd.	22,000	14,698

Yulon Motor Company, Ltd.	1,730,900	3,149,216

Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	196,459

Yungshin Global Holding Corp.	117,000	156,053

Yungtay Engineering Company, Ltd.	608,000	1,087,838

Zeng Hsing Industrial Company, Ltd.	14,000	46,696

Zenitron Corp.	256,000	161,800

Zig Sheng Industrial Company, Ltd.	494,718	166,169

Zinwell Corp.	236,000	227,917

Zippy Technology Corp.	89,000	62,580

Thailand 2.9%		64,106,927

A.J. Plast PCL	93,200	39,261

Advanced Info Service PCL	459,891	3,184,820

Airports of Thailand PCL	262,500	563,368

Amata Corp. PCL	541,300	297,123

Asia Plus Securities PCL	1,679,600	122,211

Asian Property Development PCL	648,480	166,595

Bangchak Petroleum PCL	847,300	619,217

Bangkok Aviation Fuel Services PCL	34,000	15,082

Bangkok Bank PCL	554,205	3,416,936

Bangkok Chain Hospital PCL	1,095,300	321,582

Bangkok Dusit Medical Services PCL	355,400	1,173,892

Bangkok Expressway PCL	426,700	377,882

Bangkok Insurance PCL	8,050	67,565

Bangkok Life Assurance PCL, NVDR	347,400	493,614

Bangkokland PCL (I)	11,604,400	340,707

Bank of Ayudhya PCL	4,658,100	4,804,019

Banpu PCL	48,850	636,056

BEC World PCL	408,700	678,232

Big C Supercenter PCL	35,900	204,505

Bumrungrad Hospital PCL	264,900	659,397

CalComp Electronics Thailand PCL	3,027,200	264,705

72 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Thailand (continued)

Central Pattana PCL	277,500	$467,149

Central Plaza Hotel PCL	1,246,000	652,127

CH Karnchang PCL	524,900	118,934

Charoen Pokphand Foods PCL	1,133,333	1,148,343

CP ALL PCL	1,389,800	1,530,177

Delta Electronics Thailand PCL	208,800	164,588

Dhipaya Insurance PCL	1,000	795

Diamond Building Products PCL	240,000	52,848

Dynasty Ceramic PCL	153,500	253,506

Eastern Water Resources Development & Management PCL	341,100	120,830

Electricity Generating PCL	77,200	295,644

Esso Thailand PCL (L)	2,078,900	696,616

G J Steel PCL (I)	24,328,200	108,695

G Steel PCL (I)	12,662,700	153,561

GFPT PCL	461,400	107,491

Glow Energy PCL	268,300	535,144

GMM Grammy PCL	82,700	57,007

Hana Microelectronics PCL	568,100	368,037

Hemaraj Land & Development PCL	3,732,300	357,329

Home Product Center PCL	1,322,786	523,458

IRPC PCL (L)	9,392,900	1,127,088

Italian-Thai Development PCL (I)	2,481,170	267,635

Jasmine International PCL (I)	6,601,900	762,690

Kang Yong Electric PCL	2,800	26,628

Kasikornbank PCL	316,400	1,708,202

Kasikornbank PCL, NVDR	215,900	1,165,508

KGI Securities Thailand PCL	1,053,600	69,937

Khon Kaen Sugar Industry PCL	362,100	142,136

Kiatnakin Finance PCL	337,300	449,410

Krung Thai Bank PCL	4,142,600	2,194,580

Krungthai Card PCL (I)	126,000	99,722

Land and Houses PCL	1,507,100	390,013

Land and Houses PCL, NVDR	782,400	207,384

Lanna Resources PCL	185,000	147,599

Loxley PCL	988,200	117,947

LPN Development PCL	562,300	301,472

Major Cineplex Group PCL	340,500	186,903

MBK PCL	86,100	302,250

MCOT PCL	179,100	164,325

MCS Steel PCL	59,800	12,977

Minor International PCL	1,171,550	549,602

Modernform Group PCL	64,500	13,071

Padaeng Industry PCL	127,600	50,902

Polyplex PCL	275,000	121,111

Pranda Jewelry PCL	214,300	49,241

Precious Shipping PCL	725,700	308,020

President Rice Products PCL	24,000	57,827

Preuksa Real Estate PCL	661,900	359,097

See notes to financial statements	Annual report | Emerging Markets Fund 73

	Shares	Value
Thailand (continued)

PTT Exploration & Production PCL	519,098	$2,468,345

PTT Global Chemical PCL	980,192	1,955,066

PTT PCL	359,900	3,790,235

Quality House PCL	6,161,133	351,952

Raimon Land PCL (I)	1,761,500	89,944

Ratchaburi Electricity Generating Holding PCL	238,500	352,023

Regional Container Lines PCL (I)	558,000	122,872

Robinson Department Store PCL	396,400	781,162

Rojana Industrial Park PCL	218,000	68,875

Saha-Union PCL	261,500	317,121

Sahaviriya Steel Industries PCL (I)	9,365,780	164,391

Samart Corp. PCL	467,200	138,662

Samart Telcoms PCL	273,500	119,577

Sansiri PCL	3,549,232	262,780

SC Asset Corp. PCL	336,400	164,255

Siam Cement PCL, NVDR	110,800	1,175,073

Siam City Cement PCL	55,100	601,379

Siam Commercial Bank PCL	539,131	2,580,809

Siam Future Development PCL	583,600	141,547

Siam Makro PCL	57,400	677,772

Siamgas & Petrochemicals PCL	473,000	212,839

Sino Thai Engineering & Construction PCL	602,100	326,654

SNC Former PCL	130,300	113,313

Somboon Advance Technology PCL	119,846	113,784

Sri Trang Agro-Industry PCL (L)	318,300	146,275

STP & I PCL (I)	149,200	176,174

Supalai PCL	439,800	255,445

SVI PCL (I)	378,900	46,675

Tata Steel Thailand PCL (I)	7,079,000	180,731

Thai Airways International PCL (I)	1,239,111	814,606

Thai Carbon Black PCL	174,100	151,403

Thai Central Chemical PCL	1,900	1,358

Thai Oil PCL	747,900	1,563,346

Thai Plastic & Chemical PCL	180,100	168,116

Thai Reinsurance PCL	405,900	51,814

Thai Stanley Electric PCL	14,200	96,525

Thai Tap Water Supply PCL	846,000	202,489

Thai Union Frozen Products PCL	310,100	737,273

Thai Vegetable Oil PCL	360,100	298,790

Thai-German Ceramic PCL	93,000	12,228

Thaicom PCL (I)(L)	532,500	317,784

Thanachart Capital PCL	786,000	846,577

The Erawan Group PCL	130,800	11,020

Thoresen Thai Agencies PCL	445,070	220,156

Ticon Industrial Connection PCL	133,100	55,219

Tipco Asphalt PCL	16,600	22,117

Tisco Financial Group PCL	172,200	219,818

TMB Bank PCL	7,977,100	437,869

74 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Thailand (continued)

Total Access Communication PCL	235,900	$656,846

Total Access Communication PCL, NVDR	141,900	395,562

TPI Polene PCL	1,098,240	399,551

True Corp. PCL (I)	4,931,000	679,812

Vanachai Group PCL	1,042,400	157,682

Vibhavadi Medical Center PCL	22,800	5,166

Vinythai PCL	100,000	59,359

Workpoint Entertainment PCL	118,600	116,386

Turkey 2.2%		49,014,494

Adana Cimento Sanayii TAS, Class A	99,918	192,321

Akbank TAS	817,715	3,225,974

Akcansa Cimento AS	113,818	496,964

Akenerji Elektrik Uretim AS (I)	106,880	119,248

Akfen Holding AS (I)	18,171	99,126

Aksa Akrilik Kimya Sanayi AS	134,810	328,475

Aksigorta AS	290,218	312,646

Alarko Holding AS	97,048	220,804

Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	29,490	606,193

Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	211,406

Anadolu Cam Sanayi AS (I)	175,649	219,985

Anadolu Efes Biracilik Ve Malt Sanayii AS	62,016	865,661

Anadolu Hayat Emeklilik AS	55,974	131,052

Arcelik AS	339,627	1,877,930

Aselsan Elektronik Sanayi Ve Ticaret AS	43,639	158,297

Asya Katilim Bankasi AS (I)	42,240	44,614

Aygaz AS	186,534	850,951

Bagfas Bandirma Gubre Fabrik	3,805	361,803

Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	14,101	29,602

Baticim Bati Anadolu Cimento Sanayii AS	22,800	81,266

BIM Birlesik Magazalar AS	29,060	1,193,432

Bizim Toptan Satis Magazalari AS	18,648	252,657

Bolu Cimento Sanayii AS	137,486	96,775

Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,924	252,943

Boyner Buyuk Magazacilik (I)	12,970	27,262

Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	19,393	54,784

Bursa Cimento Fabrikasi AS	4,489	11,745

Celebi Hava Servisi AS (I)	4,930	51,349

Cemtas Celik Makina Sanayi Ticaret AS	81,516	50,228

Cimsa Cimento Sanayi VE Tica	75,350	343,737

Coca-Cola Icecek AS	9,165	163,164

Deva Holding AS (I)	64,490	75,846

Dogan Gazetecilik AS (I)	62,235	55,037

Dogan Sirketler Grubu Holdings AS (I)	1,265,834	584,288

Dogan Yayin Holding AS (I)	507,580	186,869

Dogus Otomotiv Servis ve Ticaret AS	112,539	399,570

Eczacibasi Yapi Gerecleri Sanayi Ve Ticaret AS (I)	739	2,039

Eczacibasi Yatirim Holding Ortakligi AS	7,623	26,060

EGE Seramik Sanayi ve Ticaret AS	103,309	126,179

See notes to financial statements	Annual report | Emerging Markets Fund 75

	Shares	Value
Turkey (continued)

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	$279,481

Enka Insaat ve Sanayi AS	138,108	382,581

Eregli Demir ve Celik Fabrikalari TAS	905,191	1,009,931

Fenerbahce Futbol ASA (I)	6,193	170,174

Ford Otomotiv Sanayi AS	16,940	166,209

Gentas Genel Metal Sanayi ve Ticaret AS	146,068	109,187

Global Yatirim Holding AS (I)	344,289	228,966

Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	16,275

Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	187,381

Goodyear Lastikleri Turk AS	17,513	483,674

GSD Holding AS (I)	245,645	93,151

Gubre Fabrikalari TAS (I)	17,896	131,405

Gunes Sigorta (I)	31,526	36,385

Hurriyet Gazetecilik AS (I)	206,839	96,623

Ihlas EV Aletleri (I)	221,809	85,317

Ihlas Holding AS (I)	1,118,670	707,075

Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	260,160

IS Finansal Kiralama AS (I)	1,296	655

Is Yatirim Menkul Degerler AS	51,687	50,002

Isiklar Yatirim Holding AS (I)	170,167	62,645

Izmir Demir Celik Sanayi AS (I)	267,520	618,970

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (I)	344,193	265,047

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	160,550	200,572

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	867,539	553,107

Kartonsan Karton Sanayi ve Ticaret AS	1,523	218,440

Kerevitas Gida Sanayi ve Ticaret AS (I)	541	14,539

KOC Holdings AS	401,650	1,633,556

Konya Cimento Sanayi AS	738	128,991

Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	224,168	450,046

Koza Altin Isletmeleri AS	10,976	216,005

Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	670,789

Mardin Cimento Sanayii ve Ticaret AS	27,126	77,864

Marshall Boya ve Vernik AS (I)	5,383	147,892

Menderes Tekstil Sanayi ve Ticaret AS (I)	198,717	77,536

Migros Ticaret AS (I)	24,300	254,061

Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	87,498

NET Holding AS (I)(L)	385,491	341,127

Net Turizm Ticaret ve Sanayi AS (I)	231,636	81,370

Netas Telekomunikasyon AS	62,660	457,956

Nuh Cimento Sanayi AS	18,962	108,914

Otokar Otomotiv Ve Savunma Sanayi AS	10,453	227,511

Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	129,175	471,901

Parsan Makina Parcalari (I)	28,857	46,467

Petkim Petrokimya Holding AS (L)	600,726	661,071

Pinar Entegre Et ve Un Sanayi AS	28,775	85,085

Pinar SUT Mamulleri Sanayii AS	40,679	356,565

Polyester Sanayi AS (I)	140,873	86,695

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	230,633

76 Emerging Markets Fund | Annual report	See notes to financial statements

	Shares	Value
Turkey (continued)

Sekerbank AS (I)	578,736	$410,320

Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	283,946

Soda Sanayii AS (I)	76,481	124,431

TAT Konserve Sanayii AS (I)	29,214	35,156

TAV Havalimanlari Holding AS (I)	78,086	406,020

Tekfen Holding AS	207,445	766,676

Tekstil Bankasi AS (I)	140,973	55,011

Tofas Turk Otomobil Fabrikasi AS	85,375	412,862

Trakya Cam Sanayi AS (I)	330,564	392,778

Tupras Turkiye Petrol Rafinerileri AS	46,481	1,062,923

Turcas Petrolculuk AS	94,177	150,090

Turk Hava Yollari (I)	554,754	1,097,407

Turk Sise ve Cam Fabrikalari AS	567,436	832,707

Turk Telekomunikasyon AS	171,343	678,100

Turk Traktor ve Ziraat Makineleri AS	7,187	154,846

Turkcell Iletisim Hizmetleri AS (I)	178,635	1,060,400

Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	45,008	666,118

Turkiye Garanti Bankasi AS	1,073,320	4,601,220

Turkiye Halk Bankasi AS	101,828	917,827

Turkiye Is Bankasi	708,794	2,158,109

Turkiye Sinai Kalkinma Bankasi AS	809,410	925,174

Turkiye Vakiflar Bankasi Tao	797,411	1,805,169

Ulker Biskuvi Sanayi AS	213,853	975,609

Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	121,350	163,377

Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	171,424

Yapi Kredi Sigorta AS	7,168	64,807

Yapi ve Kredi Bankasi AS (I)	386,150	899,800

Zorlu Enerji Elektrik Uretim AS (I)	43,700	26,420

Ukraine 0.0%		828,836

Kernel Holding SA (I)	40,520	828,836

United States 0.0%		112,342

Integrated Memory Logic, Ltd. (I)	31,883	112,342

Preferred Securities 2.0%		$45,238,927

(Cost $49,161,165)

Brazil 2.0%		44,228,965

AES Tiete SA	52,519	717,968

Alpargatas SA	106,020	684,724

Banco ABC Brasil SA	101,700	625,260

Banco Bradesco SA	493,742	8,026,743

Banco Daycoval SA	90,600	464,181

Banco do Estado do Rio Grande do Sul SA	294,300	2,399,461

Banco Industrial e Comercial SA	117,473	344,334

Banco Panamericano SA	166,400	397,576

Banco Pine SA	55,262	390,392

Banco Sofisa SA	73,500	135,058

Bardella SA Industrias Mecanicas	916	31,994

See notes to financial statements	Annual report | Emerging Markets Fund 77

	Shares	Value
Brazil (continued)

Braskem SA, A Shares	6,300	$39,726

Centrais Eletricas Brasileiras SA	28,248	258,141

Centrais Eletricas de Santa Catarina SA	3,700	67,259

Cia de Gas de Sao Paulo, A Shares	3,900	87,514

Cia de Tecidos do Norte de Minas — Coteminas (I)	161,600	218,927

Cia Energetica do Ceara	10,287	200,176

Cia Paranaense de Energia	4,000	71,708

Companhia de Ferro Ligas da Bahia	74,676	402,829

Companhia de Transmissao de Energia Eletrica Paulista	16,618	369,216

Companhia Energetica de Minas Gerais	19,900	339,689

Companhia Energetica de Sao Paulo	83,195	1,288,971

Contax Participacoes SA	27,100	258,731

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	38,748	355,048

Eucatex SA Industria e Comercio	24,300	76,255

Forjas Taurus SA	30,314	39,425

Gol Linhas Aereas Inteligentes SA (I)	5,200	24,849

Inepar SA Industria e Construcoes (I)	122,505	120,701

Itau Unibanco Holding SA	161,200	2,517,385

Klabin SA	1,179,710	5,288,616

Kroton Educacional SA (I)	1,826	1,799

Lojas Americanas SA	221,418	1,593,631

Marcopolo SA	233,100	1,306,802

OI SA	111,900	425,020

Parana Banco SA	21,100	130,452

Petroleo Brasileiro SA	357,356	3,652,957

Randon Participacoes SA	214,500	1,120,104

Saraiva SA Livreiros Editores	14,000	141,731

Suzano Papel e Celulose SA	266,053	589,802

Telefonica Brasil SA	25,000	541,899

Unipar Participacoes SA	854,010	126,215

Usinas Siderurgicas de Minas Gerais SA	560,800	2,251,599

Vale SA	373,439	6,104,097

Chile 0.0%		928,547

Coca-Cola Embonor SA	720	1,574

Embotelladora Andina SA, Class B	86,063	470,034

Sociedad Quimica y Minera de Chile SA	7,394	456,939

Malaysia 0.0%		81,415

TA Global BHD (I)	1,017,521	81,415

Warrants 0.0%		$12,289

(Cost $0)

Hartalega Holdings BHD (Expiration Date: 5-29-15, Strike Price: MYR 4.14) (I)	19,520	4,060

Malayan Flour Mills BHD (Expiration Date: 5-9-17, Strike Price: MYR 2.06) (I)	15,100	1,202

Raimon Land PCL (Expiration Date: 5-15-15, Strike Price: THB 2.75) (I)	440,375	7,027

78 Emerging Markets Fund | Annual report	See notes to financial statements

		Shares	Value

Rights 0.0%			$164,759

(Cost $0)

Banco Pine SA (Expiration Date: 9-12-12, Strike Price: BRL 14.28) (I)		7,003	35

Empresas La Polar SA (Expiration Date: 10-2-12, Strike Price: CLP 179.44) (I)		955,425	11,896

G Steel PCL (Expiration Date: 10-12-12, Strike Price: THB 0.50) (I)		4,220,900	17,602

KTB Investment & Securities Company, Ltd. (Expiration Date: 10-11-12,
Strike Price: THB 12.60) (I)		1,035,650	133,012

Sun Pharma Advanced Research Company, Ltd. (Expiration Date: 9-20-12,
Strike Price: INR 67.00) (I)		4,864	621

Ticon Industrial Connection PCL (Expiration Date: 10-25-12,
Strike Price: THB 10.00) (I)		16,638	1,593

	Yield%	Shares	Value

Securities Lending Collateral 9.0%			$202,202,106

(Cost $202,136,322)

John Hancock Collateral Investment Trust (W)	0.3443 (Y)	20,203,845	202,202,106

	Yield%	Shares	Value

Short-Term Investments 0.4%			$8,940,580

(Cost $8,940,580)

Money Market Funds 0.4%			8,940,580

State Street Institutional Liquid Reserves Fund	0.1924 (Y)	8,940,580	8,940,580

Total investments (Cost $2,361,198,784)† 108.5%		$2,437,684,441

Other assets and liabilities, net (8.5%)			($190,726,117)

Total net assets 100.0%		$2,246,958,324

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Currency abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
INR	Indonesian Rupiah
MYR	Malaysian Ringgit
THB	Thailand Baht

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-12.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $2,370,750,947. Net unrealized appreciation aggregated $66,933,494, of which $383,250,071 related to appreciated investment securities and $316,316,577 related to depreciated investment securities.

See notes to financial statements	Annual report | Emerging Markets Fund 79

The Fund has the following sector composition as a percentage of net assets on 8-31-12.

Financials	24.9%
Materials	13.2%
Industrials	10.9%
Information Technology	10.8%
Consumer Discretionary	10.6%
Energy	9.9%
Consumer Staples	9.4%
Telecommunication Services	4.6%
Utilities	2.9%
Health Care	1.9%
Short-Term Investments & Other	0.9%

80 Emerging Markets Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,159,062,462)
including $196,147,514 of securities loaned	$2,235,482,335
Investments in affiliated issuers, at value (Cost $202,136,322)	202,202,106

Total investments, at value (Cost $2,361,198,784)	2,437,684,441
Foreign currency, at value (Cost $6,954,544)	6,950,902
Receivable for investments sold	71,239
Receivable for fund shares sold	267,773
Dividends and interest receivable	6,594,902
Receivable for securities lending income	127,069
Other receivables and prepaid expenses	28,259

Total assets	2,451,724,585

Liabilities

Foreign capital gains tax payable	266,542
Payable for investments purchased	904,629
Payable for fund shares repurchased	886,086
Payable upon return of securities loaned	202,189,261
Payable to affiliates
Accounting and legal services fees	47,019
Transfer agent fees	14,418
Trustees’ fees	105
Investment management fees	1,357
Other liabilities and accrued expenses	456,844

Total liabilities	204,766,261

Net assets

Paid-in capital	$2,242,339,725
Undistributed net investment income	21,477,769
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(93,072,374)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	76,213,204

Net assets	$2,246,958,324

See notes to financial statements	Annual report | Emerging Markets Fund 81

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($13,808,075 ÷ 1,439,741 shares)	$9.59
Class I ($126,407,220 ÷ 13,165,705 shares)	$9.60
Class R6 ($89,861 ÷ 9,363 shares)	$9.60
Class NAV ($2,106,653,168 ÷ 219,197,659 shares)	$9.61

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.09

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

82 Emerging Markets Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$60,530,261
Securities lending	1,216,264
Interest	23,221
Less foreign taxes withheld	(7,317,596)

Total investment income	54,452,150

Expenses

Investment management fees	20,366,596
Distribution and service fees	21,581
Accounting and legal services fees	306,097
Transfer agent fees	195,779
Trustees’ fees	19,898
State registration fees	73,103
Printing and postage	48,791
Professional fees	87,491
Custodian fees	2,131,165
Registration and filing fees	79,365
Other	32,433

Total expenses	23,362,299
Less expense reductions and amounts recaptured	(104,054)

Net expenses	23,258,245

Net investment income	31,193,905

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(92,725,716)
Less foreign capital gains taxes	(16,364)
Investments in affiliated issuers	(10,006)
Capital gain distributions received from affiliated underlying funds	6,687
Futures contracts	1,661,868
Foreign currency transactions	(1,018,382)
(92,101,913)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(143,959,317)
Less deferred foreign taxes withheld	(266,542)
Investments in affiliated issuers	49,779
Translation of assets and liabilities in foreign currencies	(17,037)
(144,193,117)
Net realized and unrealized loss	(236,295,030)

Decrease in net assets from operations	($205,101,125)

See notes to financial statements	Annual report | Emerging Markets Fund 83

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-12	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$31,193,905	$27,094,536
Net realized gain (loss)	(92,101,913)	22,408,460
Change in net unrealized appreciation (depreciation)	(144,193,117)	(2,993,994)

Increase (decrease) in net assets resulting from operations	(205,101,125)	46,509,002

Distributions to shareholders
From net investment income
Class A	(33,580)	—
Class I	(1,647,362)	—
Class R6	(1,145)	—
Class NAV	(25,137,707)	(14,994,978)
From net realized gain
Class A	(5,904)	—
Class I	(164,181)	—
Class R6	(100)	—
Class NAV	(2,189,373)	(130,193,801)

Total distributions	(29,179,352)	(145,188,779)

From Fund share transactions	127,785,626	862,237,003

Total increase (decrease)	(106,494,851)	763,557,226

Net assets

Beginning of year	2,353,453,175	1,589,895,949

End of year	$2,246,958,324	$2,353,453,175

Undistributed net investment income	$21,477,769	$17,884,102

84 Emerging Markets Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$10.65	$12.23
Net investment income[2]	0.11	0.10
Net realized and unrealized loss on investments	(1.10)	(1.68)
Total from investment operations	(0.99)	(1.58)
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.01)	—
Total distributions	(0.07)	—
Net asset value, end of period	$9.59	$10.65
Total return (%)[3,4]	(9.25)	(12.92)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$14	$4
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.96	2.26[6]
Expenses including reductions and amounts recaptured	1.75	1.75[6]
Net investment income	1.10	2.29[6]
Portfolio turnover (%)	23	11[7]

1 The inception date for Class A shares is 3-31-11.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

See notes to financial statements	Annual report | Emerging Markets Fund 85

CLASS I SHARES Period ended	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$10.67	$12.23
Net investment income[2]	0.11	0.13
Net realized and unrealized loss on investments	(1.06)	(1.69)
Total from investment operations	(0.95)	(1.56)
Less distributions
From net investment income	(0.11)	—
From net realized gain	(0.01)	—
Total distributions	(0.12)	—
Net asset value, end of period	$9.60	$10.67
Total return (%)[3]	(8.87)	(12.76)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$126	$250
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.23	1.26[5]
Expenses including reductions and amounts recaptured	1.23	1.26[5]
Net investment income	1.11	2.99[5]
Portfolio turnover (%)	23	11[6]

1 The inception date for Class I shares is 3-31-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

CLASS R6 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.68
Net investment income[2]	0.13
Net realized and unrealized loss on investments	(1.08)
Total from investment operations	(0.95)
Less distributions
From net investment income	(0.12)
From net realized gain	(0.01)
Total distributions	(0.13)
Net asset value, end of period	$9.60
Total return (%)[3]	(8.80)

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	20.83
Expenses including reductions and amounts recaptured	1.22
Net investment income	1.33
Portfolio turnover (%)	23

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Less than $500,000.

86 Emerging Markets Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$10.68	$10.82	$9.09	$9.47	$11.02
Net investment income[1]	0.14	0.15	0.08	0.10	0.24
Net realized and unrealized gain (loss) on investments	(1.08)	0.61	1.77	(0.19)	(1.59)
Total from investment operations	(0.94)	0.76	1.85	(0.09)	(1.35)
Less distributions
From net investment income	(0.12)	(0.09)	(0.08)	(0.16)	(0.10)
From net realized gain	(0.01)	(0.81)	(0.04)	(0.13)	(0.10)
Total distributions	(0.13)	(0.90)	(0.12)	(0.29)	(0.20)
Net asset value, end of period	$9.61	$10.68	$10.82	$9.09	$9.47
Total return (%)[2]	(8.71)	6.13	20.43	1.07	(12.61)

Ratios and supplemental data

Net assets, end of period (in millions)	$2,107	$2,099	$1,590	$1,037	$577
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.07	1.07	1.08	1.07	1.08
Expenses including reductions and
amounts recaptured	1.07	1.07	1.08	1.07	1.08
Net investment income	1.49	1.25	0.81	1.39	2.11
Portfolio turnover (%)	23	11	29	32	13

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements	Annual report | Emerging Markets Fund 87

Notes to financial statements

Note 1 — Organization

The John Hancock Emerging Markets Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

88 Emerging Markets Fund | Annual report

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Brazil	$265,578,749	$265,578,749	—	—
Chile	43,084,998	43,084,998	—	—
China	209,044,442	24,661,014	$184,125,488	$257,940
Colombia	6,197,039	6,197,039	—	—
Cyprus	300,349	300,349	—	—
Czech Republic	8,484,234	—	8,484,234	—
Egypt	1,533,605	630,118	903,487	—
Hong Kong	111,390,871	25,169,165	86,088,599	133,107
Hungary	7,069,792	—	7,069,792	—
India	170,792,640	30,389,840	140,297,370	105,430
Indonesia	74,309,713	2,707,303	71,060,193	542,217
Israel	91,025	—	91,025	—
Luxembourg	1,353,530	—	1,353,530	—
Malaysia	92,375,972	—	92,375,972	—
Mexico	117,482,657	117,482,657	—	—
Netherlands	1,512,947	1,490,167	22,780	—
Peru	1,982,375	1,982,375	—	—
Philippines	31,024,051	—	31,024,051	—
Poland	34,474,010	—	34,474,010	—
Russia	71,917,227	7,554,584	64,362,643	—
South Africa	183,127,195	19,150,239	163,976,956	—
South Korea	341,767,868	26,144,217	315,475,764	147,887
Taiwan	292,167,892	6,516,457	285,648,370	3,065
Thailand	64,106,927	—	64,106,927	—
Turkey	49,014,494	666,118	48,348,376	—
Ukraine	828,836	—	828,836	—
United States	112,342	—	112,342	—
Preferred Securities
Brazil	44,228,965	44,228,965	—	—
Chile	928,547	928,547	—	—
Malaysia	81,415	—	81,415	—
Warrants	12,289	7,027	5,262	—
Rights	164,759	35	152,828	11,896

Annual report | Emerging Markets Fund 89

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Securities Lending
Collateral	$202,202,106	$202,202,106	—	—
Short-Term
Investments	8,940,580	8,940,580	—	—

Total Investments
in Securities	$2,437,684,441	$836,012,649	$1,600,470,250	$1,201,542

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

90 Emerging Markets Fund | Annual report

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended August 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2012, the Fund has a capital loss carryforward of $91,353,529 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2012:

CAPITAL LOSS CARRYFORWARD
SHORT-TERM	LONG-TERM

$12,497,374	$78,856,155

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2012 and August 31, 2011 was as follows:

Annual report | Emerging Markets Fund 91

	AUGUST 31, 2012	AUGUST 31, 2011

Ordinary Income	$29,179,352	$75,370,930
Long-Term Capital Gain	—	$69,817,849

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2012, the components of distributable earnings on a tax basis consisted of $29,311,055 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statement of assets of liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

92 Emerging Markets Fund | Annual report

During the year ended August 31, 2012, the Fund used futures contracts as a substitute for securities purchased and to maintain liquidity of the portfolio. During the second quarter of the Fund’s year end, the Fund held futures contracts with USD notional cost of $65.6 million. There were no open futures contracts as of August 31, 2012.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

Equity contracts	Net realized gain (loss)	$1,661,868

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $100,000,000 of the Fund’s aggregate net assets and (b) 0.95% of the Fund’s aggregate net assets in excess of $100,000,000. The Adviser has a subadvisory agreement with Dimensional Fund Advisors LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with approval of the Board of Trustees.

The Adviser has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the Fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund.

The Adviser has agreed to contractually waived and/or reimburse fund expense for Class A, Class I and Class R6 shares, to the extent that the expenses for each class exceed 1.75%, 1.29% and 1.22%,

Annual report | Emerging Markets Fund 93

respectively, of the average daily net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursement will continue in effect until December 31, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions amounted to $17,982, $5,343, $17,809 and $65,830 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the year ended August 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended August 31, 2012 were equivalent to a net annual effective rate of 0.95% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED DURING
RECOVERY THROUGH 8-1-15	THE YEAR ENDED 8-31-12

$35,551	$2,910

The amount recovered during the year ended August 31, 2012 was for Class A shares.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $47,226 for the year ended August 31, 2012. Of this amount, $7,910 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $38,512 was paid as sales commissions to broker-dealers and $804 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost)

94 Emerging Markets Fund | Annual report

of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$21,581	$14,627	$27,872	$3,133
Class I	—	181,122	27,544	45,432
Class R6	—	30	17,687	226
Total	$21,581	$195,779	$73,103	$48,791

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in the Fund’s shares for the years ended August 31, 2012 and 2011, were as follows:

	Year ended 8-31-12		Year ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,317,845	$12,763,742	381,194	$4,317,385
Distributions reinvested	4,196	38,306	—	—
Repurchased	(241,683)	(2,337,175)	(21,811)	(239,612)

Net increase	1,080,358	$10,464,873	359,383	$4,077,773

Class I shares

Sold	8,392,989	$80,938,922	23,673,604	$267,141,897
Distributions reinvested	5,941	54,125	—	—
Repurchased	(18,712,032)	(178,674,567)	(194,797)	(2,068,536)

Net increase (decrease)	(10,313,102)	($97,681,520)	23,478,807	$265,073,361

Class R6 shares

Sold	9,363	$100,000	—	—
Net increase	9,363	$100,000	—	—

Class NAV shares

Sold	37,918,651	$358,733,491	42,899,270	$514,303,722
Distributions reinvested	2,999,680	27,327,080	12,149,689	145,188,779
Repurchased	(18,265,074)	(171,158,298)	(5,398,370)	(66,406,632)

Net increase	22,653,257	$214,902,273	49,650,589	$593,085,869

Net increase	13,429,876	$127,785,626	73,488,779	$862,237,003

1 The inception date for Class A and Class I shares is 3-31-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 and Class NAV on August 31, 2012.

Annual report | Emerging Markets Fund 95

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $670,694,085 and $495,743,443, respectively, for the year ended August 31, 2012.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended August 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Growth Portfolio	33.3%
John Hancock Lifestyle Balanced Portfolio	24.1%
John Hancock Lifestyle Aggressive Portfolio	14.3%

96 Emerging Markets Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Emerging Markets Fund (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

Annual report | Emerging Markets Fund 97

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $57,432,734. The Fund intends to pass through foreign tax credits of $6,001,823.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

98 Emerging Markets Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this report.

At in-person meetings held on May 24–25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each of the Funds (each a Subadviser, and collectively, the Subadvisers) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

(2) the investment performance of the Funds and their Subadvisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Annual report | Emerging Markets Fund 99

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24–25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisers regarding the nature, extent and quality of services provided by the Adviser and the Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of JHIMS’ duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

100 Emerging Markets Fund | Annual report

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2) — (a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3) — (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

Annual report | Emerging Markets Fund 101

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subad-visory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) — (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Subadvisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Subadvisers; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

102 Emerging Markets Fund | Annual report

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1) information relating to each Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Subadvisers.

With respect to the services provided by each of the Subadvisers, the Board received information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadviser.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securi-

Annual report | Emerging Markets Fund 103

ties, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Subadvisers.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by each Fund’s Subadviser to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Subadvisers, which include arrangements in which unaffiliated Subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

104 Emerging Markets Fund | Annual report

Appendix A

Portfolio	Performance of Trust,
(Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

JHF II	Benchmark Index — The	Subadvisory fees for	The Board noted recent
Emerging Markets	Fund underperformed	this Fund are equal to	market effects on the
	for the one-year period	the peer group median.	Fund’s peer group
(Dimensional Fund	and outperformed for the		ranking, but took into
Advisors)	three-year period.		account the long-term
		Net management	outperformance of
	Lipper Category — The	fees for this Fund are	the Fund.
	Fund underperformed	lower than the peer
	for the one-year period	group median.
and outperformed for
	the three-year period.	Total expenses for this
Fund are lower than
the peer group median.

Annual report | Emerging Markets Fund 105

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	198

Director, Island Commuter Corp. (marine transport). Trustee of John Hancock Variable Insurance
Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock
Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	198

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: Lincoln Educational Services Corporation (since 2004), Symetra Financial
Corporation (since 2010) and PMA Capital Corporation (2004–2010). Trustee of John Hancock Variable
Insurance Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock
Funds III (2005–2006).

Grace K. Fey, Born: 1946	2008	198

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).

Theron S. Hoffman, Born: 1947	2008	198

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee of John Hancock Variable Insurance Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	198

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984). Trustee of Virtus Variable Insurance Trust (formerly, the Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee of John Hancock Variable Insurance Trust (since 2005) and
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

106 Emerging Markets Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	198

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011). Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998). Director, Virtus Funds (formerly, Phoenix Mutual Funds) (since 1988). Trustee of
John Hancock Variable Insurance Trust (since 2004); Chairman of the Board of John Hancock Variable
Insurance Trust (since 2005); Trustee and Chairman of the Board of John Hancock Funds II (since 2005)
and former Trustee of John Hancock Funds III (2005–2006).

Non-Independent Trustee[2]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	198

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Variable Insurance Trust
(since 2005), John Hancock Funds II (since 2005) and John Hancock retail funds (2005–2010).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); Trustee (since 2010)
and President (since 2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust (since 2009).

Annual report | Emerging Markets Fund 107

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds and
John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds and John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds and John Hancock Variable Insurance Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

108 Emerging Markets Fund | Annual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Dimensional Fund Advisors LP
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered
Chief Compliance Officer	public accounting firm
PricewaterhouseCoopers LLP
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Emerging Markets Fund 109

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.	368A 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Equity Fund

Annual Report
8.31.12

A look at performance

Total returns for the period ended August 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A2	12.21	1.05	—	2.63	12.21	5.36	—	19.44

Class I2,3	18.72	2.54	—	3.86	18.72	13.34	—	29.60

Class NAV [3]	18.86	2.66	—	3.99	18.86	14.05	—	30.71

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A*	Class I*	Class NAV
Net (%)	1.35	0.89	0.79
Gross (%)	1.35	0.93	0.79

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6 U.S. Equity Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I [3]	10-29-05	$12,960	$12,960	$13,684

Class NAV [3]	10-29-05	13,071	13,071	13,684

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

Footnotes related to a look at performance

1 From 10-29-05.

2 Class A and Class I shares were first offered on 10-31-11. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares. Class 1 shares were first offered on 5-7-12. Because the class has limited operating history, performance is not shown.

3 For certain types of investors, as described in the Fund’s prospectuses.

Annual report | U.S. Equity Fund 7

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

During the 12-month period ended August 31, 2012, U.S. stocks encountered several waves of volatility but ultimately fought through them to finish significantly higher. For the year, the Fund’s benchmark, the Russell 3000 Index, returned 17.03%, while the average large blend fund monitored by Morningstar, Inc. gained 14.13%.1 In Europe, debt-strapped countries such as Greece and Spain periodically roiled the markets. Additionally, after showing improvement early in 2012, the U.S. economic recovery appeared to lose steam later in the period. Ultimately, though, supportive action and comments by Federal Reserve Chairman Ben Bernanke and his counterpart in Europe helped stocks push higher.

During the 12-month period, John Hancock U.S. Equity Fund’s Class A shares returned 18.14%, excluding sales charges. The Fund benefited from its emphasis on quality, which led us to carry a large underweighting in the relatively weak energy sector and sizable overweightings in health care and information technology, both of which outpaced the benchmark. Discount retailer Wal-Mart Stores, Inc. was the Fund’s top relative contributor. Other noteworthy contributors included cigarette maker Philip Morris International, drug companies Merck & Co., Inc. and Pfizer, Inc. and Internet search and advertising provider Google, Inc. Conversely, the consumer discretionary sector was a significant drag on the Fund’s performance due to a combination of an underweighting and unrewarding stock picks. At the stock level, consumer electronics maker Apple, Inc. was the Fund’s biggest relative detractor, although it was a top contributor in absolute terms. This benchmark component detracted on a relative basis because we underweighted it, and the stock advanced by more than 70%. The next four detractors all were high-quality businesses that faced what we believed to temporary challenges: health care products firm Johnson & Johnson, fast-food purveyor McDonald’s Corp., soda maker Coca-Cola Co. and consumer goods supplier Procter & Gamble Co.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. Value stocks may not increase in price as anticipated or may decline further in value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load adjusted performance is lower.

8 U.S. Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,067.50	$7.02

Class I	1,000.00	1,073.90	4.64

Class NAV	1,000.00	1,076.00	4.12

	Account value	Ending value on	Expenses paid during
	on 5-7-12	8-31-12	period ended 8-31-12[2]

Class 1	$1,000.00	$1,047.10	$2.76

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Equity Fund 9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[3]

Class A	$1,000.00	$1,018.30	$6.85

Class I	1,000.00	1,020.70	4.52

Class 1	1,000.00	1,021.00	4.28

Class NAV	1,000.00	1,021.20	4.01

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 0.89% and 0.79% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.84% for Class 1 shares, multiplied by the average account value over the period, multiplied by 117/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio as noted above multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10 U.S. Equity Fund | Annual report

Portfolio summary

Top 10 Holdings (40.2% of Total Net Assets on 8-31-12)[1,2]

Microsoft Corp.	5.0%	International Business Machines Corp.	3.9%

Google, Inc., Class A	4.7%	Merck & Company, Inc.	3.7%

Pfizer, Inc.	4.4%	Oracle Corp.	3.6%

Wal-Mart Stores, Inc.	4.0%	The Procter & Gamble Company	3.6%

Johnson & Johnson	4.0%	Philip Morris International, Inc.	3.3%

Sector Composition[1,3]

Information Technology	28.9%	Energy	1.1%

Health Care	28.8%	Telecommunication Services	0.7%

Consumer Staples	23.3%	Materials	0.6%

Consumer Discretionary	8.6%	Utilities	0.2%

Industrials	2.8%	Short-Term Investments & Other	2.3%

Financials	2.7%

1 As a percentage of net assets on 8-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | U.S. Equity Fund 11

Fund’s investments

As of 8-31-12

	Shares	Value
Common Stocks 97.7%	$1,573,386,569

(Cost $1,202,025,886)

Consumer Discretionary 8.6%		138,093,105

Auto Components 0.0%

Visteon Corp. (I)	3,200	147,264

Automobiles 0.4%

General Motors Company (I)	261,501	5,583,046

Distributors 0.2%

Core-Mark Holding Company, Inc.	3,200	145,728

Genuine Parts Company (L)	37,900	2,393,764

LKQ Corp. (I)	9,800	369,852

Diversified Consumer Services 0.1%

Apollo Group, Inc., Class A (I)	49,800	1,337,130

Bridgepoint Education, Inc. (I)(L)	23,000	226,780

DeVry, Inc. (L)	12,600	243,306

H&R Block, Inc.	27,700	458,712

ITT Educational Services, Inc. (I)(L)	2,500	80,025

Hotels, Restaurants & Leisure 2.4%

Buffalo Wild Wings, Inc. (I)	1,700	130,526

Cracker Barrel Old Country Store, Inc.	2,700	170,046

Einstein Noah Restaurant Group, Inc.	9,300	160,704

Marriott International, Inc., Class A (L)	9,200	346,656

McDonald’s Corp.	348,730	31,207,848

Multimedia Games Holding Company, Inc. (I)	10,700	167,669

Panera Bread Company, Class A (I)	7,220	1,118,378

Ruth’s Hospitality Group, Inc. (I)	22,600	138,312

Starbucks Corp.	78,800	3,909,268

Wyndham Worldwide Corp.	9,400	490,116

Yum! Brands, Inc.	13,100	834,732

Household Durables 0.1%

D.R. Horton, Inc.	8,100	153,819

Garmin, Ltd. (L)	12,100	488,235

Jarden Corp. (I)	3,300	159,489

Lennar Corp., Class A (L)	4,800	155,664

Mohawk Industries, Inc. (I)	1,900	136,895

Newell Rubbermaid, Inc.	8,200	147,026

NVR, Inc. (I)	195	161,495

Whirlpool Corp.	2,400	181,104

12 U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Internet & Catalog Retail 0.1%

Expedia, Inc. (L)	12,350	$634,296

Liberty Interactive Corp., Series A (I)	22,900	417,696

Liberty Ventures (I)	1,145	52,659

Leisure Equipment & Products 0.0%

Johnson Outdoors, Inc. (I)	7,400	150,146

Media 0.5%

Arbitron, Inc.	4,300	151,231

Charter Communications, Inc., Class A (I)	2,100	163,380

Clear Channel Outdoor Holdings, Inc., Class A (I)	21,600	113,400

Comcast Corp., Class A	43,500	1,458,555

DIRECTV (I)	10,400	541,736

Discovery Communications, Inc., Series A (I)	6,700	367,428

Gannett Company, Inc.	25,000	381,500

Lamar Advertising Company, Class A (I)(L)	17,000	563,040

Lions Gate Entertainment Corp. (I)(L)	12,900	190,662

Scholastic Corp.	5,100	155,805

The McGraw-Hill Companies, Inc.	3,200	163,840

The Walt Disney Company	40,300	1,993,641

The Washington Post Company, Class B (L)	657	231,593

Time Warner, Inc.	38,500	1,599,675

Multiline Retail 0.8%

Big Lots, Inc. (I)(L)	3,500	106,540

Dillard’s, Inc., Class A	2,400	180,192

Dollar General Corp. (I)	3,000	153,210

Dollar Tree, Inc. (I)	87,000	4,190,790

Family Dollar Stores, Inc.	27,400	1,743,736

J.C. Penney Company, Inc. (L)	14,400	375,552

Macy’s, Inc.	31,700	1,277,827

Sears Holdings Corp. (I)(L)	21,000	1,107,750

Target Corp.	62,400	3,999,216

Specialty Retail 2.6%

Advance Auto Parts, Inc.	11,800	839,216

Aeropostale, Inc. (I)	8,400	117,012

American Eagle Outfitters, Inc.	7,600	169,024

Asbury Automotive Group, Inc. (I)	6,000	166,140

AutoNation, Inc. (I)(L)	13,100	526,620

AutoZone, Inc. (I)	1,070	386,955

Bed Bath & Beyond, Inc. (I)	21,200	1,424,004

Best Buy Company, Inc. (L)	46,800	830,232

Big 5 Sporting Goods Corp.	19,800	168,696

Destination Maternity Corp.	6,900	126,615

GameStop Corp., Class A (L)	156,797	2,991,687

Lowe’s Companies, Inc.	159,600	4,545,408

O’Reilly Automotive, Inc. (I)	9,200	781,540

Orchard Supply Hardware Stores Corp. (I)(L)	839	12,014

PetSmart, Inc.	2,500	177,300

Ross Stores, Inc.	98,100	6,787,539

See notes to financial statements	Annual report | U.S. Equity Fund 13

Specialty Retail (continued)

Sally Beauty Holdings, Inc. (I)	5,800	$159,500

Staples, Inc.	11,500	125,580

The Gap, Inc.	47,200	1,690,704

The Home Depot, Inc.	105,600	5,992,800

TJX Companies, Inc.	303,400	13,892,686

Textiles, Apparel & Luxury Goods 1.4%

Carter’s, Inc. (I)	6,600	367,686

Coach, Inc.	72,700	4,226,051

Fifth & Pacific Companies, Inc. (I)	14,100	186,825

Fossil, Inc. (I)	1,940	164,803

NIKE, Inc., Class B	153,730	14,967,153

Steven Madden, Ltd. (I)	4,700	201,724

VF Corp.	15,450	2,358,906

Consumer Staples 23.3%		374,836,486

Beverages 6.3%

Brown-Forman Corp., Class B	66,000	4,230,600

Monster Beverage Corp. (I)	68,820	4,055,563

PepsiCo, Inc.	543,770	39,385,261

The Coca-Cola Company	1,433,800	53,624,120

Food & Staples Retailing 4.9%

Casey’s General Stores, Inc.	2,500	141,375

CVS Caremark Corp.	65,400	2,978,970

Roundy’s, Inc. (L)	15,000	112,350

Safeway, Inc. (L)	29,400	460,110

Susser Holdings Corp. (I)	4,000	136,080

Sysco Corp.	182,700	5,535,810

The Kroger Company (L)	62,200	1,385,816

Wal-Mart Stores, Inc.	888,633	64,514,756

Walgreen Company	102,600	3,668,976

Food Products 1.8%

Campbell Soup Company (L)	63,900	2,245,446

Dean Foods Company (I)	13,400	220,028

Flowers Foods, Inc. (L)	28,600	590,590

General Mills, Inc.	202,000	7,944,660

H.J. Heinz Company (L)	29,700	1,654,884

Hormel Foods Corp. (L)	83,700	2,403,864

Kellogg Company	84,800	4,295,120

Kraft Foods, Inc., Class A	35,100	1,457,703

McCormick & Company, Inc., Non-Voting Shares	41,300	2,537,472

Smithfield Foods, Inc. (I)	1	19

The Hershey Company	72,500	5,206,950

Household Products 5.4%

Church & Dwight Company, Inc. (L)	43,900	2,403,086

Colgate-Palmolive Company	151,030	16,055,999

Kimberly-Clark Corp. (L)	101,200	8,460,320

The Clorox Company	40,600	2,953,650

The Procter & Gamble Company	855,900	57,507,921

14 U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Personal Products 0.6%

Avon Products, Inc.	9,200	$142,140

Herbalife, Ltd. (L)	32,400	1,567,836

Nu Skin Enterprises, Inc., Class A (L)	16,800	697,032

The Estee Lauder Companies, Inc., Class A	119,760	7,179,612

USANA Health Sciences, Inc. (I)	3,600	163,260

Tobacco 4.3%

Altria Group, Inc.	56,200	1,908,552

Lorillard, Inc.	48,900	6,137,439

Philip Morris International, Inc.	601,657	53,727,970

Reynolds American, Inc.	151,700	6,993,370

Universal Corp. (L)	3,200	151,776

Energy 1.1%		18,754,525

Energy Equipment & Services 0.0%

Gulfmark Offshore, Inc., Class A (I)	4,600	161,368

SEACOR Holdings, Inc. (I)	1,700	146,217

Oil, Gas & Consumable Fuels 1.1%

Apache Corp.	19,628	1,683,101

Chevron Corp.	80,634	9,043,909

ConocoPhillips	38,500	2,186,415

Kinder Morgan, Inc.	40,000	1,430,800

Marathon Petroleum Corp.	21,000	1,086,750

Occidental Petroleum Corp.	13,129	1,116,096

Phillips 66 (I)	19,200	806,400

Valero Energy Corp.	25,100	784,626

World Fuel Services Corp. (L)	8,300	308,843

Financials 2.7%		43,643,718

Capital Markets 0.1%

GAMCO Investors, Inc., Class A	3,400	153,340

Janus Capital Group, Inc. (L)	19,100	166,552

Legg Mason, Inc.	6,200	152,396

Safeguard Scientifics, Inc. (I)	9,700	150,932

The Bank of New York Mellon Corp.	17,100	385,434

Commercial Banks 1.0%

Bancorp, Inc. (I)	15,900	153,753

BB&T Corp.	26,100	823,194

CapitalSource, Inc.	22,200	153,846

Central Pacific Financial Corp. (I)	10,600	147,340

CIT Group, Inc. (I)	12,800	483,328

Fifth Third Bancorp	37,100	561,694

First Connecticut Bancorp, Inc.	11,100	144,633

Heritage Commerce Corp. (I)	23,200	153,352

Huntington Bancshares, Inc.	24,300	160,380

OmniAmerican Bancorp, Inc. (I)	7,100	156,129

PNC Financial Services Group, Inc.	24,000	1,491,840

Regions Financial Corp.	78,500	546,360

State Bank Financial Corp.	9,900	160,380

U.S. Bancorp	63,800	2,131,558

See notes to financial statements	Annual report | U.S. Equity Fund 15

	Shares	Value
Commercial Banks (continued)

Wells Fargo & Company	266,700	$9,075,801

West Coast Bancorp (I)	6,800	135,456

Wilshire Bancorp, Inc. (I)	27,300	170,898

Consumer Finance 0.1%

Credit Acceptance Corp. (I)	1,800	177,228

Discover Financial Services	9,000	348,570

Ezcorp, Inc., Class A (I)	6,400	144,960

Nelnet, Inc., Class A	6,500	155,675

SLM Corp.	32,400	510,300

Diversified Financial Services 0.6%

Bank of America Corp.	540,436	4,318,084

JPMorgan Chase & Company	121,974	4,530,114

Marlin Business Services Corp.	9,100	150,514

Insurance 0.8%

Alleghany Corp. (I)	490	165,204

Allied World Assurance Company Holdings, Ltd.	4,400	345,532

American Financial Group, Inc.	3,300	123,948

American International Group, Inc. (I)	58,000	1,991,140

Aspen Insurance Holdings, Ltd.	5,200	151,216

Assurant, Inc.	32,900	1,159,725

Cincinnati Financial Corp.	4,000	154,640

CNO Financial Group, Inc.	28,100	250,090

Fidelity National Financial, Inc., Class A	100	1,884

Genworth Financial, Inc., Class A (I)	43,900	232,231

Hartford Financial Services Group, Inc.	29,700	532,521

Hilltop Holdings, Inc. (I)	17,400	194,880

Kemper Corp.	4,900	149,940

Lincoln National Corp.	17,900	415,638

MBIA, Inc. (I)(L)	13,800	150,144

MetLife, Inc.	15,700	535,841

Old Republic International Corp.	16,500	142,395

Presidential Life Corp.	7,200	100,368

Primerica, Inc.	5,600	163,296

ProAssurance Corp.	1,700	151,691

Protective Life Corp. (L)	5,100	144,075

Prudential Financial, Inc.	13,100	714,081

StanCorp Financial Group, Inc.	4,700	146,734

Symetra Financial Corp.	38,900	475,358

The Allstate Corp.	19,300	719,504

The Chubb Corp.	5,100	376,839

The Travelers Companies, Inc.	40,100	2,596,074

Torchmark Corp.	6,100	312,198

Unum Group	8,100	158,031

Real Estate Investment Trusts 0.1%

American Capital Agency Corp.	15,600	543,504

CommonWealth	7,800	116,766

Digital Realty Trust, Inc.	2,300	171,373

Getty Realty Corp.	7,800	139,698

16 U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Real Estate Investment Trusts (continued)

Gyrodyne Company of America, Inc. (I)	1,310	$146,065

iStar Financial, Inc. (I)(L)	23,200	166,576

Newcastle Investment Corp.	20,300	154,280

Omega Healthcare Investors, Inc.	6,600	158,532

One Liberty Properties, Inc.	8,000	152,880

Pennymac Mortgage Investment Trust	7,600	163,704

Real Estate Management & Development 0.0%

Forest City Enterprises, Inc., Class A (I)(L)	10,200	153,816

Tejon Ranch Company (I)	5,200	145,392

The St. Joe Company (I)	10,900	208,953

Thrifts & Mortgage Finance 0.0%

Capitol Federal Financial, Inc.	12,600	149,562

Franklin Financial Corp. (I)	9,100	151,517

Hudson City Bancorp, Inc.	23,900	171,841

Health Care 28.8%		463,789,135

Biotechnology 2.4%

Alexion Pharmaceuticals, Inc. (I)	6,640	711,874

Amgen, Inc.	230,200	19,318,384

AVEO Pharmaceuticals, Inc. (I)	12,300	117,957

Biogen Idec, Inc. (I)	62,310	9,134,023

Celgene Corp. (I)	27,100	1,952,284

Cubist Pharmaceuticals, Inc. (I)	3,200	147,840

Enzon Pharmaceuticals, Inc. (I)(L)	21,800	147,368

Gilead Sciences, Inc. (I)	123,300	7,113,177

Idenix Pharmaceuticals, Inc. (I)	14,500	81,925

PDL BioPharma, Inc. (L)	26,900	197,984

Pharmacyclics, Inc. (I)(L)	2,700	180,684

Theravance, Inc. (I)(L)	12,400	330,708

Health Care Equipment & Supplies 4.4%

Alere, Inc. (I)	7,700	144,606

Baxter International, Inc.	173,300	10,169,244

Becton, Dickinson and Company (L)	70,000	5,318,600

Boston Scientific Corp. (I)	85,900	463,860

C.R. Bard, Inc.	26,080	2,558,709

CareFusion Corp. (I)	5,800	152,366

Covidien PLC	102,100	5,722,705

Edwards Lifesciences Corp. (I)	32,720	3,341,039

IDEXX Laboratories, Inc. (I)(L)	21,100	2,005,766

Intuitive Surgical, Inc. (I)	14,060	6,914,567

Medtronic, Inc.	399,034	16,224,722

ResMed, Inc. (L)	33,500	1,258,595

St. Jude Medical, Inc.	98,100	3,704,256

Stryker Corp.	118,800	6,327,288

Varian Medical Systems, Inc. (I)(L)	34,900	2,051,771

Wright Medical Group, Inc. (I)	7,000	144,900

Zimmer Holdings, Inc.	66,300	4,096,014

See notes to financial statements	Annual report | U.S. Equity Fund 17

	Shares	Value
Health Care Providers & Services 3.1%

Aetna, Inc.	31,600	$1,213,756

AmerisourceBergen Corp.	27,300	1,051,596

Cardinal Health, Inc.	18,500	731,675

Catamaran Corp. (I)	5,200	453,180

Community Health Systems, Inc. (I)	5,500	148,720

Coventry Health Care, Inc.	15,200	632,776

Express Scripts Holding Company (I)	243,110	15,223,548

HCA Holdings, Inc.	17,500	499,625

Health Net, Inc. (I)	4,800	111,600

Henry Schein, Inc. (I)(L)	27,600	2,119,956

Humana, Inc.	13,900	974,112

Laboratory Corp. of America Holdings (I)(L)	49,500	4,353,525

LHC Group, Inc. (I)	9,700	168,780

McKesson Corp.	15,900	1,385,049

MEDNAX, Inc. (I)	16,200	1,122,336

Patterson Companies, Inc.	19,600	665,812

Quest Diagnostics, Inc.	37,500	2,267,625

UnitedHealth Group, Inc.	275,446	14,956,718

WellPoint, Inc.	29,100	1,742,217

Health Care Technology 0.2%

Cerner Corp. (I)(L)	48,820	3,570,695

Life Sciences Tools & Services 0.2%

Life Technologies Corp. (I)	4,000	190,840

Techne Corp.	11,500	788,555

Waters Corp. (I)	26,900	2,157,111

Pharmaceuticals 18.5%

Abbott Laboratories	683,200	44,776,928

Allergan, Inc.	96,026	8,270,719

Bristol-Myers Squibb Company	620,200	20,472,802

Eli Lilly & Company	568,200	25,517,862

Endo Health Solutions, Inc. (I)	15,900	505,938

Forest Laboratories, Inc. (I)	107,200	3,718,768

Hospira, Inc. (I)	5,200	174,616

Johnson & Johnson	950,000	64,058,500

Merck & Company, Inc.	1,370,525	59,001,101

Perrigo Company (L)	1,320	145,160

Pfizer, Inc.	2,946,212	70,296,618

ViroPharma, Inc. (I)	6,600	175,560

Vivus, Inc. (I)(L)	5,200	111,540

Industrials 2.8%		44,894,440

Aerospace & Defense 0.5%

Alliant Techsystems, Inc.	3,500	171,465

Exelis, Inc.	15,200	153,520

GenCorp, Inc. (I)(L)	23,000	209,990

General Dynamics Corp.	32,700	2,142,177

Huntington Ingalls Industries, Inc. (I)	3,700	148,259

L-3 Communications Holdings, Inc.	9,900	695,376

18 U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Aerospace & Defense (continued)

Lockheed Martin Corp.	10,580	$964,261

Northrop Grumman Corp.	18,800	1,257,532

Raytheon Company	29,500	1,667,340

Air Freight & Logistics 0.2%

C.H. Robinson Worldwide, Inc.	51,000	2,887,110

Airlines 0.0%

Republic Airways Holdings, Inc. (I)	26,900	119,705

Building Products 0.0%

Quanex Building Products Corp.	8,400	147,000

USG Corp. (I)	7,800	160,368

Commercial Services & Supplies 0.2%

Deluxe Corp.	6,000	170,220

Pitney Bowes, Inc. (L)	13,000	173,680

R.R. Donnelley & Sons Company (L)	12,700	139,446

Rollins, Inc.	37,950	883,476

Stericycle, Inc. (I)(L)	26,300	2,406,976

Industrial Conglomerates 1.3%

3M Company	210,300	19,473,780

Tyco International, Ltd.	13,300	749,854

Machinery 0.1%

Ingersoll-Rand PLC	11,400	533,064

ITT Corp. (L)	7,250	144,275

Lydall, Inc. (I)	11,100	142,413

Oshkosh Corp. (I)	7,800	197,652

Marine 0.0%

Matson, Inc.	6,200	140,678

Professional Services 0.1%

Dun & Bradstreet Corp.	8,400	679,980

Equifax, Inc.	9,700	444,066

Verisk Analytics, Inc., Class A (I)	10,300	499,756

Trading Companies & Distributors 0.4%

Fastenal Company (L)	81,800	3,524,762

W.W. Grainger, Inc. (L)	17,980	3,703,161

Transportation Infrastructure 0.0%

Wesco Aircraft Holdings, Inc. (I)(L)	11,700	163,098

Information Technology 28.9%		464,981,202

Communications Equipment 2.6%

Cisco Systems, Inc.	493,306	9,412,278

Harris Corp.	16,700	785,401

QUALCOMM, Inc.	495,898	30,477,891

Sycamore Networks, Inc. (I)	10,600	156,668

Symmetricom, Inc. (I)	25,100	154,616

ViaSat, Inc. (I)(L)	10,600	410,220

See notes to financial statements	Annual report | U.S. Equity Fund 19

	Shares	Value
Computers & Peripherals 4.6%

Apple, Inc.	76,680	$51,010,603

Dell, Inc. (I)	200,015	2,118,159

EMC Corp. (I)	243,000	6,388,470

Hewlett-Packard Company	545,934	9,215,366

Lexmark International, Inc., Class A (L)	9,100	197,561

NCR Corp. (I)	6,700	150,013

SanDisk Corp. (I)	36,185	1,491,546

Seagate Technology PLC	21,500	688,215

Western Digital Corp. (I)	63,700	2,663,934

Electronic Equipment, Instruments & Components 0.1%

Arrow Electronics, Inc. (I)	4,100	148,625

Avnet, Inc. (I)	10,400	334,984

Ingram Micro, Inc., Class A (I)	9,500	145,065

SYNNEX Corp. (I)	4,300	148,479

Tech Data Corp. (I)	3,100	150,598

Trimble Navigation, Ltd. (I)	3,500	171,675

Internet Software & Services 4.7%

Akamai Technologies, Inc. (I)	4,300	161,293

AOL, Inc. (I)	13,900	468,013

Equinix, Inc. (I)	1,880	371,582

Google, Inc., Class A (I)	109,350	74,914,592

VistaPrint NV (I)(L)	4,000	144,280

IT Services 6.6%

Accenture PLC, Class A	191,700	11,808,720

Amdocs, Ltd. (I)	60,800	1,960,192

Automatic Data Processing, Inc.	110,600	6,423,648

Cognizant Technology Solutions Corp., Class A (I)	39,000	2,506,920

Computer Sciences Corp.	17,700	570,117

CoreLogic, Inc. (I)	8,200	201,720

CSG Systems International, Inc. (I)	8,800	186,648

DST Systems, Inc.	2,800	142,464

Fidelity National Information Services, Inc.	14,600	459,900

Fiserv, Inc. (I)	5,400	385,074

Global Payments, Inc.	24,200	1,007,930

Higher One Holdings, Inc. (I)(L)	13,200	162,756

International Business Machines Corp.	326,267	63,573,125

Jack Henry & Associates, Inc.	28,100	1,038,576

Lender Processing Services, Inc.	12,200	342,454

Mastercard, Inc., Class A	14,390	6,085,531

NeuStar, Inc., Class A (I)	25,600	961,792

Paychex, Inc. (L)	113,000	3,758,380

SAIC, Inc. (L)	12,300	150,183

Total Systems Services, Inc.	32,000	741,760

VeriFone Systems, Inc. (I)(L)	4,600	159,804

Visa, Inc., Class A	30,120	3,862,890

Office Electronics 0.0%

Xerox Corp.	73,300	540,221

20 U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Semiconductors & Semiconductor Equipment 0.5%

First Solar, Inc. (I)(L)	9,930	$198,501

Intel Corp.	281,600	6,992,128

Marvell Technology Group, Ltd.	11,100	112,998

Tessera Technologies, Inc.	9,900	151,173

Texas Instruments, Inc.	35,100	1,019,304

Software 9.8%

ANSYS, Inc. (I)	20,800	1,449,760

BMC Software, Inc. (I)	50,500	2,090,700

CA, Inc.	25,700	668,971

Check Point Software Technologies, Ltd. (I)(L)	33,100	1,525,579

Citrix Systems, Inc. (I)	41,800	3,247,442

Compuware Corp. (I)	16,200	162,000

FactSet Research Systems, Inc. (L)	13,990	1,290,857

Informatica Corp. (I)	24,700	805,220

Intuit, Inc.	91,800	5,373,972

MICROS Systems, Inc. (I)	24,100	1,220,906

Microsoft Corp.	2,594,685	79,968,192

Oracle Corp.	1,844,455	58,377,001

Seachange International, Inc. (I)	19,100	155,856

Symantec Corp. (I)	37,000	659,710

Materials 0.6%		9,170,090

Chemicals 0.4%

Airgas, Inc.	1,800	149,526

CF Industries Holdings, Inc.	3,790	784,568

Ecolab, Inc.	46,000	2,945,380

FMC Corp.	2,800	152,096

H.B. Fuller Company	4,900	149,009

Huntsman Corp.	11,600	166,808

Sigma-Aldrich Corp. (L)	13,500	958,905

The Sherwin-Williams Company	6,940	992,975

Valspar Corp.	2,800	149,352

Construction Materials 0.0%

Vulcan Materials Company	6,100	237,412

Metals & Mining 0.1%

A. M. Castle & Company (I)(L)	14,900	194,147

Freeport-McMoRan Copper & Gold, Inc.	20,200	729,422

Kaiser Aluminum Corp. (L)	2,500	139,625

SunCoke Energy, Inc. (I)	10,200	161,364

Paper & Forest Products 0.1%

Schweitzer-Mauduit International, Inc.	39,018	1,259,501

Telecommunication Services 0.7%		11,397,901

Diversified Telecommunication Services 0.6%

American Tower Corp.	6,800	478,720

AT&T, Inc.	118,105	4,327,367

CenturyLink, Inc.	12,300	519,798

Crown Castle International Corp. (I)	14,600	926,516

Level 3 Communications, Inc. (I)	6,700	144,385

Verizon Communications, Inc.	94,500	4,057,830

See notes to financial statements	Annual report | U.S. Equity Fund 21

		Shares	Value
Wireless Telecommunication Services 0.1%

SBA Communications Corp., Class A (I)(L)		5,500	$328,790

Sprint Nextel Corp. (I)		126,700	614,495

Utilities 0.2%			3,825,967

Electric Utilities 0.1%

American Electric Power Company, Inc.		8,500	365,415

Duke Energy Corp.		15,998	1,036,350

Entergy Corp.		4,740	322,699

The Southern Company		19,900	902,067

Multi-Utilities 0.1%

Ameren Corp.		12,500	409,000

Consolidated Edison, Inc.		6,200	375,844

Dominion Resources, Inc.		7,900	414,592

Rights 0.0%			$0

(Cost $2,048)

Liberty Ventures (Expiration Date: 10-9-12; Strike Price $35.99) (I)		382	0

	Yield (%)	Shares	Value

Securities Lending Collateral 2.7%			$43,550,976

(Cost $43,536,427)

John Hancock Collateral Investment Trust,
0.3443% (W)	0.3443 (Y)	4,351,573	43,550,976

Short-Term Investments 2.1%			$33,958,681

(Cost $33,958,681)

Money Market Funds 2.1%			33,958,681

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	33,958,681	33,958,681

Total investments (Cost $1,279,523,042)† 102.5%		$1,650,896,226

Other assets and liabilities, net (2.5%)			($40,579,470)

Total net assets 100.0%		$1,610,316,756

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-12.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,320,789,098. Net unrealized appreciation aggregated $330,107,128, of which $338,582,658 related to appreciated investment securities and $8,475,530 related to depreciated investment securities.

22 U.S. Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,235,986,615)
including $42,688,376 of securities loaned	$1,607,345,250
Investments in affiliated issuers, at value (Cost $43,536,427)	43,550,976

Total investments, at value (Cost $1,279,523,042)	1,650,896,226
Receivable for investments sold	37,200
Receivable for fund shares sold	1,174,039
Dividends and interest receivable	3,913,933
Receivable for securities lending income	32,001
Receivable due from adviser	4,465
Other receivables and prepaid expenses	11,215

Total assets	1,656,069,079

Liabilities

Payable for fund shares repurchased	2,008,536
Payable upon return of securities loaned	43,580,380
Payable to affiliates
Accounting and legal services fees	36,567
Transfer agent fees	9,629
Trustees’ fees	85
Other liabilities and accrued expenses	117,126

Total liabilities	45,752,323

Net assets

Paid-in capital	$1,379,122,411
Undistributed net investment income	15,937,323
Accumulated net realized gain (loss) on investments and futures contracts	(156,116,162)
Net unrealized appreciation (depreciation) on investments	371,373,184

Net assets	$1,610,316,756

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($27,519,623 ÷ 2,379,852 shares)	$11.56
Class I ($59,484,299 ÷ 5,144,464 shares)	$11.56
Class 1 ($46,026,994 ÷ 3,981,884 shares)	$11.56
Class NAV ($1,477,285,840 ÷ 127,776,477 shares)	$11.56

Maximum offering price per share

Class A (net asset value per share ÷ 95%)	$12.17[1]

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | U.S. Equity Fund 23

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$34,525,363
Securities lending	469,089
Interest	50,284
Less foreign taxes withheld	(15,300)

Total investment income	35,029,436

Expenses

Investment management fees	11,430,149
Distribution and service fees	71,662
Accounting and legal services fees	211,145
Transfer agent fees	96,216
Trustees’ fees	13,157
State registration fees	32,738
Printing and postage	14,068
Professional fees	56,253
Custodian fees	186,376
Registration and filing fees	50,988
Other	54,469

Total expenses	12,217,221
Less expense reductions	(91,290)

Net expenses	12,125,931

Net investment income	22,903,505

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	18,906,991
Investments in affiliated issuers	(10,275)
Capital gain distributions received from affiliated underlying funds	1,488
Futures contracts	1,778,858
20,677,062
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	216,173,768
Investments in affiliated issuers	17,137
216,190,905
Net realized and unrealized gain	236,867,967

Increase in net assets from operations	$259,771,472

24 U.S. Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-12	8-31-11
Increase (decrease) in net assets

From operations
Net investment income	$22,903,505	$15,668,265
Net realized gain	20,677,062	53,049,882
Change in net unrealized appreciation (depreciation)	216,190,905	111,445,417

Increase in net assets resulting from operations	259,771,472	180,163,564

Distributions to shareholders
From net investment income
Class A	(238,454)	—
Class I	(529,985)	—
Class NAV	(16,780,154)	(12,874,368)

Total distributions	(17,548,593)	(12,874,368)

From Fund share transactions	318,753,350	(19,672,721)

Total increase	560,976,229	147,616,475

Net assets

Beginning of year	1,049,340,527	901,724,052

End of year	$1,610,316,756	$1,049,340,527

Undistributed net investment income	$15,937,323	$11,144,734

See notes to financial statements	Annual report | U.S. Equity Fund 25

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.33
Net investment income	0.10[2]
Net realized and unrealized gain on investments	1.20
Total from investment operations	1.30
Less distributions
From net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$11.56
Total return (%)	12.64[3,4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$28
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.39[6]
Expenses including reductions and amounts recaptured	1.35[6]
Net investment income	1.06[6]
Portfolio turnover (%)	48[7,8]

1 Period from 10-31-11 (inception date) to 8-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Does not reflect the effect of sales charges, if any.
6 Annualized.
7 Excludes merger activity.
8 Portfolio turnover is for the period from 9-1-11 to 8-31-12.

26 Annual report | U.S. Equity Fund	See notes to financial statements

CLASS I SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.33
Net investment income	0.13[2]
Net realized and unrealized gain on investments	1.21
Total from investment operations	1.34
Less distributions
From net investment income	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$11.56
Total return (%)	13.11[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$59
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.96[5]
Expenses including reductions and amounts recaptured	0.89[5]
Net investment income	1.47[5]
Portfolio turnover (%)	48[6,7]

1 Period from 10-31-11 (inception date) to 8-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.
7 Portfolio turnover is for the period from 9-1-11 to 8-31-12.

CLASS 1 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$11.04
Net investment income	0.06[2]
Net realized and unrealized gain on investments	0.46
Total from investment operations	0.52
Net asset value, end of period	$11.56
Total return (%)	4.71[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$46
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.84[5]
Expenses including reductions and amounts recaptured	0.84[5]
Net investment income	1.77[5]
Portfolio turnover (%)	48[6,7]

1 Period from 5-7-12 (inception date) to 8-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.
7 Portfolio turnover is for the period from 9-1-11 to 8-31-12.

See notes to financial statements	Annual report | U.S. Equity Fund 27

CLASS NAV SHARES Period ended	8-31-12	8-31-11	8-31-10	8-31-09	8-31-08

Per share operating performance

Net asset value, beginning of period	$9.84	$8.30	$8.25	$9.65	$11.29
Net investment income	0.16[1]	0.14[1]	0.12[1]	0.13[1]	0.13[1]
Net realized and unrealized gain (loss) on investments	1.68	1.52	0.05	(1.33)	(1.28)
Total from investment operations	1.84	1.66	0.17	(1.20)	(1.15)
Less distributions
From net investment income	(0.12)	(0.12)	(0.12)	(0.20)	(0.14)
From net realized gain	—	—	—	—	(0.35)
Total distributions	(0.12)	(0.12)	(0.12)	(0.20)	(0.49)
Net asset value, end of period	$11.56	$9.84	$8.30	$8.25	$9.65
Total return (%)	18.86[2]	20.03[2]	1.92[2]	(12.22)	(10.64)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,477	$1,049	$902	$870	$904
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.79	0.79	0.79	0.81	0.79
Expenses including reductions and amounts recaptured	0.79	0.79	0.79	0.81	0.79
Net investment income	1.51	1.47	1.33	1.72	1.25
Portfolio turnover (%)	48[3]	72	34	67	84

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Excludes merger activity.

28 Annual report | U.S. Equity Fund	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock U.S. Equity Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Annual report | U.S. Equity Fund 29

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended month August 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

30 U.S. Equity Fund | Annual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $114,850,106 available to offset future net realized capital gains as of August 31, 2012. The following table details the capital loss carryforward available as of August 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT AUGUST 31
2017	2018

$48,039,886	$66,810,220

As of August 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2012 and August 31, 2011 was as follows:

	AUGUST 31, 2012	AUGUST 31, 2011

Ordinary Income	$17,548,593	$12,874,368

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2012, the components of distributable earnings on a tax basis consisted of $15,937,323 of undistributed ordinary income.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and merger related transactions.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Annual report | U.S. Equity Fund 31

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2012, the Fund used futures contracts to gain exposure to certain securities markets. During the year ended August 31, 2012, the Fund held futures contracts with USD absolute notional values ranging up to $3.4 million, as measured at each quarter end. There were no open futures contracts as of August 31, 2012.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Equity contracts	Net realized gain (loss)	$1,778,858

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

32 U.S. Equity Fund | Annual report

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.78% of the first $500 million aggregate net assets; b) 0.76% of aggregate net assets between $500 million and $1 billion and c) 0.74% of the excess over $1 billion of aggregate net assets. Aggregate net assets include the net assets of the Fund and the net assets of John Hancock U.S. Equity Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% for Class A shares and 0.89% for Class I shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Adviser has voluntarily agreed to limit the Fund’s total expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of business, advisory fees, 12b-1 fees, service fees, transfer agent fees, state registration fees and printing and postage fees. The waivers are such that these expenses will not exceed 0.20% of the Fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions described above amounted to $9,345, $33,417, $387 and $48,141 for Class A, Class I, Class 1 and Class NAV shares, respectively, for the year ended August 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended August 31, 2012 were equivalent to a net annual effective rate of 0.75% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. At August 31, 2012, there was $40,465 in waived or reimbursed expenses subject to potential recovery through August 1, 2015. There were no expenses recovered during the year ended August 31, 2012. Certain reimbursements or waivers are not subject to recapture.

Annual report | U.S. Equity Fund 33

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% and 0.05% for Class A and Class 1 shares, respectively, for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $35,461 for the year ended August 31, 2012. Of this amount, $5,909 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $29,035 was paid as sales commissions to broker-dealers and $517 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$64,909	$45,868	$16,060	$4,269
Class I	—	50,348	16,678	9,799
Class 1	6,753	—	—	—
Total	$71,662	$96,216	$32,738	$14,068

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

34 U.S. Equity Fund | Annual report

Note 6 — Fund share transactions

Transactions in Fund shares for years ended August 31, 2012 and August 31, 2011 were as follows:

	Year ended 8-31-12[1]		Year ended 8-31-11
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,045,631	$11,514,829	—	—
Issued in reorganization (Note 9)	3,611,248	37,299,978	—	—
Distributions reinvested	21,921	224,689	—	—
Repurchased	(2,298,948)	(24,128,981)	—	—

Net increase	2,379,852	$24,910,515	—	—

Class I shares

Sold	3,134,592	$33,937,977	—	—
Issued in reorganization (Note 9)	4,642,364	47,950,196	—	—
Distributions reinvested	47,905	489,585	—	—
Repurchased	(2,680,397)	(29,093,824)	—	—

Net increase	5,144,464	$53,283,934	—	—

Class 1 shares

Sold	4,316,419	$47,755,666	—	—
Repurchased	(334,535)	(3,683,486)	—	—

Net increase	3,981,884	$44,072,180	—	—

Class NAV shares

Sold	38,566,255	$392,080,047	3,878,406	$38,139,505
Distributions reinvested	1,643,502	16,780,154	1,329,997	12,874,368
Repurchased	(19,053,335)	(212,373,480)	(7,185,707)	(70,686,594)

Net increase (decrease)	21,156,422	$196,486,721	(1,977,304)	($19,672,721)

Net increase (decrease)	32,662,622	$318,753,350	(1,977,304)	($19,672,721)

1 The inception date for Class A and Class I shares is 10-31-11. The inception date for Class 1 shares is 5-7-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on August 31, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $920,536,718 and $702,803,592, respectively, for the year ended August 31, 2012.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended August 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	29.2%
John Hancock Lifestyle Balanced Portfolio	28.9%
John Hancock Lifestyle Aggressive Portfolio	8.5%
John Hancock Lifestyle Moderate Portfolio	7.5%

Annual report | U.S. Equity Fund 35

Note 9 — Reorganization

On October 26, 2011, the shareholders of John Hancock U.S. Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock U.S. Equity Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution of the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective and to achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on October 28, 2011.

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	APPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND’S NET	FUND’S TOTAL
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	NET ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

U.S. Equity	U.S. Core	$85,250,174	$9,065,851	4,293,296	8,253,612	$1,280,852,832	$1,366,103,006
Fund	Fund

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations for the year ended August 31, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganization.

36 U.S. Equity Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock U.S. Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Equity Fund (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

Annual report | U.S. Equity Fund 37

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

38 U.S. Equity Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this report.

At in-person meetings held on May 24–25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each of the Funds (each a Subadviser, and collectively, the Subadvisers) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Subadvisers to the Funds;

(2) the investment performance of the Funds and their Subadvisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Subadvisers in the distribution of financial

Annual report | U.S. Equity Fund 39

products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24–25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Subadviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisers regarding the nature, extent and quality of services provided by the Adviser and the Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of JHIMS’ duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the

40 U.S. Equity Fund | Annual report

Subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2) — (a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3) — (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board

Annual report | U.S. Equity Fund 41

of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) — (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Subadvisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Subadvisers; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In

42 U.S. Equity Fund | Annual report

comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1) information relating to each Subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Subadvisers.

With respect to the services provided by each of the Subadvisers, the Board received information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board also considered the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadviser.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that each Subadviser’s responsibilities include the development and maintenance of an invest-

Annual report | U.S. Equity Fund 43

ment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Subadvisers.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by each Fund’s Subadviser to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Subadvisers, which include arrangements in which unaffiliated Subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Subadviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

44 U.S. Equity Fund | Annual report

Appendix A

Fund	Performance of Fund,
(Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

U.S. Equity Fund	Benchmark Index — The	Subadvisory fees	The Board took into
(formerly U.S.	Fund outperformed for the	for this Fund are	account management’s
Multi Sector Fund)	one- and five-year periods	lower than the peer	discussion of the
	and underperformed for the	group median.	Fund’s expenses,
(Grantham, Mayo,	three-year period.		including the advisory/
Van Otterloo &		Net management fees	subadvisory fee
Co. LLC)	Lipper Category — The	for this Fund are	structure.
	Fund outperformed for the	higher than the peer
	one- and five-year periods	group median.	The Board noted that
	and underperformed for the		there was an advisory
	three-year period.	Total expenses for this	and subadvisory
		Fund are higher than	fee reduction for
		the peer group median.	this Fund in 2011.
The Board took into
account management’s
discussion of the
Fund’s performance,
including the Fund’s
overall long term track
record and the impact
of market conditions
on the subadviser’s
investment style.

U.S. Equity Fund | Annual report 45

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	198

Director, Island Commuter Corp. (marine transport). Trustee of John Hancock Variable Insurance
Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock
Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	198

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: Lincoln Educational Services Corporation (since 2004), Symetra Financial
Corporation (since 2010) and PMA Capital Corporation (2004–2010). Trustee of John Hancock Variable
Insurance Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock
Funds III (2005–2006).

Grace K. Fey, Born: 1946	2008	198

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).

Theron S. Hoffman, Born: 1947	2008	198

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee of John Hancock Variable Insurance Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	198

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984). Trustee of Virtus Variable Insurance Trust (formerly, the Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee of John Hancock Variable Insurance Trust (since 2005) and
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

46 U.S. Equity Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	198

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011). Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998). Director, Virtus Funds (formerly, Phoenix Mutual Funds) (since 1988). Trustee of
John Hancock Variable Insurance Trust (since 2004); Chairman of the Board of John Hancock Variable
Insurance Trust (since 2005); Trustee and Chairman of the Board of John Hancock Funds II (since 2005)
and former Trustee of John Hancock Funds III (2005–2006).

Non-Independent Trustee2

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	198

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010); Trustee, John Hancock Variable Insurance Trust
(since 2005), John Hancock Funds II (since 2005) and John Hancock retail funds (2005–2010).

[1] Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

[2] Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial
Corporation (or its affiliates), the ultimate parent of the Adviser.

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); Trustee (since 2010)
and President (since 2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust (since 2009).

Annual report | U.S. Equity Fund 47

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds and
John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds and John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds and John Hancock Variable Insurance Trust (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman
Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

48 U.S. Equity Fund | Annual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Grantham, Mayo, Van Otterloo & Co. LLC
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered
Chief Compliance Officer	public accounting firm
PricewaterhouseCoopers LLP
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | U.S. Equity Fund 49

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.	390A 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

John Hancock
MUTUAL FUNDS

John Hancock Retirement Living Portfolios

(formerly Lifecycle Portfolios)

Annual Report

8.31.12

John Hancock
Retirement Living through 2050 Portfolio (formerly Lifecycle 2050 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

Asset Allocation

Equity	92.7% of Total

Large Blend	40.2%

U.S. Large Cap	26.8%

Emerging Markets	7.5%

U.S. Mid Cap	3.7%

International Small Cap	3.6%

International Large Cap	2.9%

Natural Resources	2.0%

Real Estate	1.7%

U.S. Small Cap	1.6%

Health Sciences	1.5%

Global Large Cap	0.9%

Small Growth	0.3%

Fixed Income	4.2% of Total

Multi-Sector Bond	1.4%

High-Yield Bond	0.9%

Bank Loan	0.8%

Intermediate Bond	0.8%

Global Bond	0.2%

Treasury Inflation-
Protected Securities	0.1%

Alternative	3.0% of Total

Net Other Assets
& Liabilities	0.1% of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2050 Portfolio’s Class 1 shares returned 9.25%. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 17.44%.1 The Morningstar, Inc. Target-Date 2046–2050 category average returned 8.92%.2

Performance review

The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during this last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio such as this one, with investments spanning the world, small-cap, mid-cap and specialties stocks like real estate and natural resources, the dominance of a single asset class like U.S. large caps created apparent headwinds, as diversification appears to have provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index), although the Portfolio outperformed its peer group average. However, we firmly believe that investors who are looking out over a long horizon to retirement are best served staying fully diversified, accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an assortment of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was supported by allocations to health sciences equities and U.S. real estate, the latter of which continues to power ahead, driven by yield-hungry investors. Of course, in the latter of this period there were many headwinds, including non-U.S., emerging-market and other economically sensitive equities.

A diverse range of managers and strategies gave a boost to relative performance including the Portfolio’s two alternative funds, Currency Strategies Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset-class investments and risk-based allocations within our portfolios as we seek new ways of attempting to deliver strong, risk-adjusted returns from highly unique sets of manager skills. Our allocation to International Value Fund (Franklin) also added to performance. This fund’s portfolio manager has begun to navigate the value opportunities available in beaten down European equities. The Portfolio’s allocation to U.S. Equity Fund (GMO), which has a quality bias, helped, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with an economically cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 8-31-12, blend was 95%S&P/5%BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

4	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2050 Portfolio for class and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class A2	Class R1[3]	Class R2[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class R6[3]

Start date	3-1-12	3-1-12	3-1-12	3-1-12	3-1-12	3-1-12	3-1-12

Ending balance	$9,490	$9,979	$9,990	$9,979	$10,000	$10,011	$10,011

Index 1	10,414	10,414	10,414	10,414	10,414	10,414	10,414

Index 2	10,297	10,297	10,297	10,297	10,297	10,297	10,297

Index 3	10,410	10,410	10,410	10,410	10,410	10,410	10,410

Index 1 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 2 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 8-31-12 blend is 95% Index 1/5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2,4	Class R1[3,4]	Class R2[3,4]	Class R3[3,4]	Class R4[3,4]	Class R5[3,4]	Class R6[3,4]	Class 1[1,2]

Average annual total returns — 1 year	—	—	—	—	—	—	—	9.25%

Average annual total returns — Since inception	—	—	—	—	—	—	—	–2.23%

Cumulative returns — 1 year	—	—	—	—	—	—	—	9.25%

Cumulative returns — Since inception	–5.10%	–0.21%	–0.11%	–0.21%	0.00%	0.11%	0.11%	–2.98%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R6 shares and Class 1 shares, 12-31-13 for Class R1, Class R3, Class R4 and Class R5 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A*	Class R1*	Class R2*	Class R3*	Class R4*	Class R5*	Class R6*	Class 1
Net (%)	1.46	1.71	1.46	1.61	1.21	1.01	0.96	1.01
Gross (%)	2.08	2.92	2.67	2.82	2.42	2.22	2.17	1.21

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 4-29-11.

2 Class A performance reflects maximum sales charge.

3 For certain types of investors as described in the Portfolio’s prospectuses.

4 From 3-1-12.

Annual report | Retirement Living Portfolios	5

John Hancock
Retirement Living through 2045 Portfolio (formerly Lifecycle 2045 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

Asset Allocation

Equity	92.8% of Total

Large Blend	40.2%

U.S. Large Cap	26.8%

Emerging Markets	7.5%

U.S. Mid Cap	3.7%

International Small Cap	3.6%

International Large Cap	2.9%

Natural Resources	2.0%

Real Estate	1.8%

U.S. Small Cap	1.6%

Health Sciences	1.5%

Global Large Cap	0.9%

Small Growth	0.3%

Fixed Income	4.2% of Total

Multi-Sector Bond	1.4%

High-Yield Bond	0.9%

Bank Loan	0.8%

Intermediate Bond	0.8%

Global Bond	0.2%

Treasury Inflation-
Protected Securities	0.1%

Alternative	3.0% of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2045 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.72%, 8.45%, 8.55%, 8.81%, 9.24%, 9.25% and 9.19%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 17.44%.1 The Morningstar, Inc. Target-Date 2041–2045 category average returned 9.24%.2

Performance review

The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during the last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio such as this one, with investments spanning the world, small-cap, mid-cap and specialties stocks like real estate and natural resources, the dominance of a single asset class like U.S. large caps created apparent headwinds, as diversification appears to have provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index). However, we firmly believe that investors who are looking out over a long horizon to retirement are best served staying fully diversified, accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an assortment of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was supported by allocations to health sciences equities and U.S. real estate, the latter of which continues to power ahead, driven by yield-hungry investors. Of course, in this period there were many headwinds, including non-U.S., emerging-market and other economically sensitive equities.

A diverse range of managers and strategies gave a boost to relative performance including the Portfolio’s two alternative funds, Currency Strategies Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset-class investments and risk-based allocations within our portfolios as we seek new ways of attempting to deliver strong, risk-adjusted returns from highly unique sets of manager skills. The Portfolio’s allocation to International Value Fund (Franklin) also added to performance. This fund’s portfolio manager has begun to navigate the value opportunities available in beaten down European equities. The Portfolio’s allocation to U.S. Equity Fund (GMO), which has a quality bias, helped, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with an economically cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 100% S&P/0% BarCap and from 12-1-07 to 8-31-12, blend was 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2045 Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	10-30-06	3-1-12	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,945	$9,980	$11,005	$11,178	$11,379	$10,565	$11,362

Index 1	11,589	10,414	11,589	11,589	11,589	11,589	11,589

Index 2	14,363	10,297	14,363	14,363	14,363	14,363	14,363

Index 3	11,777	10,410	11,777	11,777	11,777	11,777	11,777

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 100% Index 1/0% Index 2, and from 12-1-07 to 8-31-12 blend is 95% Index 1/5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2	Class R1[1,2]	Class R2[1,3]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,4]	Class 1[1,2]

Average annual total returns — 1 year	3.23%	8.45%	—	8.55%	8.81%	9.24%	9.25%	9.19%

Average annual total returns — 5 years	–1.25%	–0.40%	—	–0.31%	–0.05%	0.26%	–0.97%	0.23%

Average annual total returns — Since inception	0.86%	1.56%	—	1.65%	1.92%	2.24%	0.94%	2.21%

Cumulative returns — 1 year	3.23%	8.45%	—	8.55%	8.81%	9.24%	9.25%	9.19%

Average annual total returns — 5 years	–6.10%	–1.99%	—	–1.56%	–0.25%	1.32%	–4.77%	1.15%

Cumulative returns — Since inception	5.15%	9.45%	–0.20%	10.05%	11.78%	13.79%	5.65%	13.62%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class R6 shares, 12-31-13 for Class R1, Class R3, Class R4 and Class R5 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.87	0.91
Gross (%)	1.54	3.03	2.34	3.35	4.41	3.48	1.69	0.91

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

2 From 10-30-06.

3 From 3-1-12.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

Annual report | Retirement Living Portfolios	7

John Hancock
Retirement Living through 2040 Portfolio (formerly Lifecycle 2040 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

Asset Allocation

Equity	92.7% of Total

Large Blend	40.2%

U.S. Large Cap	26.8%

Emerging Markets	7.5%

U.S. Mid Cap	3.7%

International Small Cap	3.6%

International Large Cap	2.9%

Natural Resources	2.0%

Real Estate	1.7%

U.S. Small Cap	1.6%

Health Sciences	1.5%

Global Large Cap	0.9%

Small Growth	0.3%

Fixed Income	4.3% of Total

Multi-Sector Bond	1.4%

Bank Loan	0.8%

Intermediate Bond	0.8%

High-Yield Bond	0.9%

Global Bond	0.2%

Treasury Inflation-
Protected Securities	0.2%

Alternative	3.0% of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2040 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.71%, 8.44%, 8.56%, 8.93%, 9.23%, 9.24% and 9.19%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 17.44%.1 The Morningstar, Inc. Target-Date 2036–2040 category average returned 8.71%.2

Performance review

The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during this last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio such as this one, with investments spanning the world, small-cap, mid-cap and specialties stocks like real estate and natural resources, the dominance of a single asset class like U.S. large caps created apparent headwinds, as diversification appears to have provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index), although the Portfolio outperformed its peer group average. However, we firmly believe that investors who are looking out over a long horizon to retirement are best served staying fully diversified, accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an assortment of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was supported by allocations to health sciences equities and U.S. real estate, the latter of which continues to power ahead, driven by yield-hungry investors. Of course, in this period there were many headwinds including non-U.S., emerging-market and other economically sensitive equities.

A diverse range of managers and strategies gave a boost to relative performance including the Portfolio’s two alternative funds, Currency Strategies Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset-class investments and risk-based allocations within our portfolios as we attempt to seek new ways of delivering strong, risk-adjusted returns from highly unique sets of manager skills. The Portfolio’s allocation to International Value Fund (Franklin) also added to performance. This fund’s portfolio manager has begun to navigate the value opportunities available in beaten down European equities. The Portfolio’s allocation to U.S. Equity Fund (GMO), which has a quality bias, helped, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with an economically cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 100% S&P/0% BarCap and from 12-1-07 to 8-31-12, blend was 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

8	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2040 Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	10-30-06	3-1-12	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,956	$9,980	$11,006	$11,190	$11,391	$10,574	$11,374

Index 1	11,589	10,414	11,589	11,589	11,589	11,589	11,589

Index 2	14,363	10,297	14,363	14,363	14,363	14,363	14,363

Index 3	11,777	10,410	11,777	11,777	11,777	11,777	11,777

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 100% Index 1/0% Index 2, and from 12-1-07 to 8-31-12 blend is 95% Index 1/5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2	Class R1[1,2]	Class R2[1,3]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,4]	Class 1[1,2]

Average annual total returns — 1 year	3.23%	8.44%	—	8.56%	8.93%	9.23%	9.24%	9.19%

Average annual total returns — 5 years	–1.21%	–0.38%	—	–0.32%	–0.03%	0.28%	–0.95%	0.25%

Average annual total returns — Since inception	0.90%	1.58%	—	1.65%	1.94%	2.25%	0.96%	2.23%

Cumulative returns — 1 year	3.23%	8.44%	—	8.56%	8.93%	9.23%	9.24%	9.19%

Cumulative returns — 5 years	–5.91%	–1.91%	—	–1.57%	–0.16%	1.40%	–4.68%	1.24%

Cumulative returns — Since inception	5.36%	9.56%	–0.20%	10.06%	11.90%	13.91%	5.74%	13.74%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class R6 shares, 12-31-13 for Class R1, Class R3, Class R4 and Class R5 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.86	0.91
Gross (%)	1.52	2.78	2.04	2.19	8.85	2.65	1.71	0.91

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

2 From 10-30-06.

3 From 3-1-12.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

Annual report | Retirement Living Portfolios	9

John Hancock
Retirement Living through 2035 Portfolio (formerly Lifecycle 2035 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

Asset Allocation

Equity	92.7% of Total

Large Blend	40.1%

U.S. Large Cap	26.8%

Emerging Markets	7.5%

U.S. Mid Cap	3.7%

International Small Cap	3.6%

International Large Cap	2.9%

Natural Resources	2.0%

Real Estate	1.8%

U.S. Small Cap	1.6%

Health Sciences	1.5%

Global Large Cap	0.9%

Small Growth	0.3%

Fixed Income	4.3% of Total

Multi-Sector Bond	1.4%

High-Yield Bond	1.0%

Bank Loan	0.8%

Intermediate Bond	0.8%

Global Bond	0.2%

Treasury Inflation-
Protected Securities	0.1%

Alternative	3.0% of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2035 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.69%, 8.54%, 8.59%, 8.89%, 9.22%, 9.22% and 9.17%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 17.44%.1 Some of the Portfolio’s share classes outperformed the Morningstar, Inc. Target-Date 2031–2035 category average return of 9.06%.2

Performance review

The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during this last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio such as this one, with investments spanning the world, small-cap, mid-cap and specialties stocks like real estate and natural resources, the dominance of a single asset class like U.S. large caps created apparent headwinds, as diversification appears to have provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index). However, we firmly believe that investors who are looking out over a long horizon to retirement are best served staying fully diversified, accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an assortment of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was supported by allocations to health sciences equities and U.S. real estate, the latter of which continues to power ahead, driven by yield-hungry investors. Of course, in this period there were many headwinds, including non-U.S., emerging-market and other economically sensitive equities.

A diverse range of managers and strategies gave a boost to relative performance, including the Portfolio’s two alternative funds, Currency Strategies Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset-class investments and risk-based allocations within our portfolios as we seek new ways of attempting to deliver strong, risk-adjusted returns from highly unique sets of manager skills. The Portfolio’s allocation to International Value Fund (Franklin) also added to performance. This fund’s portfolio manager has begun to navigate the value opportunities available in beaten down European equities. The Portfolio’s allocation to U.S. Equity Fund (GMO) which has a quality bias, helped, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with an economically cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 98% S&P/2% BarCap and from 12-1-07 to 8-31-12 blend was 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

10	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2035 Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	10-30-06	3-1-12	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,958	$9,980	$11,002	$11,213	$11,382	$10,661	$11,376

Index 1	11,589	10,414	11,589	11,589	11,589	11,589	11,589

Index 2	14,363	10,297	14,363	14,363	14,363	14,363	14,363

Index 3	11,773	10,410	11,773	11,773	11,773	11,773	11,773

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 98% Index 1/2% Index 2, and from 12-1-07 to 8-31-12 blend is 95% Index 1/5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2	Class R1[1,2]	Class R2[1,3]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,4]	Class 1[1,2]

Average annual total returns — 1 year	3.23%	8.54%	—	8.59%	8.89%	9.22%	9.22%	9.17%

Average annual total returns — 5 years	–1.21%	–0.37%	—	–0.31%	0.02%	0.28%	–0.81%	0.27%

Average annual total returns — Since inception	0.89%	1.58%	—	1.65%	1.98%	2.24%	1.10%	2.23%

Cumulative returns — 1 year	3.23%	8.54%	—	8.59%	8.89%	9.22%	9.22%	9.17%

Cumulative returns — 5 years	–5.89%	–1.83%	—	–1.54%	0.11%	1.39%	–3.98%	1.33%

Cumulative returns — Since inception	5.29%	9.58%	–0.20%	10.02%	12.13%	13.82%	6.61%	13.76%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class R6 shares, 12-31-13 for Class R1, Class R3, Class R4 and Class R5 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.86	0.90
Gross (%)	1.47	2.37	2.04	2.34	2.61	2.36	1.52	0.90

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

2 From 10-30-06.

3 From 3-1-12.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

Annual report | Retirement Living Portfolios	11

John Hancock
Retirement Living through 2030 Portfolio (formerly Lifecycle 2030 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

Asset Allocation

Equity	86.7% of Total

Large Blend	37.5%

U.S. Large Cap	26.1%

Emerging Markets	6.6%

U.S. Mid Cap	3.4%

International Small Cap	3.1%

International Large Cap	2.4%

Natural Resources	1.9%

Real Estate	1.8%

Health Sciences	1.5%

U.S. Small Cap	1.3%

Global Large Cap	0.9%

Small Growth	0.2%

Fixed Income	10.3% of Total

Multi-Sector Bond	3.2%

High-Yield Bond	2.3%

Intermediate Bond	2.1%

Bank Loan	2.0%

Global Bond	0.4%

Treasury Inflation-
Protected Securities	0.3%

Alternative	3.0% of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2030 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.66%, 8.53%, 8.58%, 8.91%, 9.24%, 9.36% and 9.30%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 16.79%.1 The Portfolio outperformed the Morningstar, Inc. Target-Date 2026–2030 category average return of 8.51%.2

Performance review

The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during this last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio such as this one, with investments spanning the world, small-cap, mid-cap and specialties stocks like real estate and natural resources, the dominance of a single asset class like U.S. large caps created apparent headwinds as diversification appears to have provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index), although the Portfolio outperformed its peer group average. However, we firmly believe that investors who are looking out over a long horizon to retirement are best served staying fully diversified, accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an array of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was supported by allocations to health sciences equities and U.S. real estate, the latter of which continues to power ahead, driven by yield-hungry investors. Of course, in this period there were many headwinds, including non-U.S., emerging-market and other economically sensitive equities.

A diverse range of managers and strategies gave a boost to relative performance, including the Portfolio’s two alternative funds, Currency Strategies Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset-class investments and risk-based allocations within our portfolios, as we seek new ways of attempting to deliver strong, risk-adjusted returns from highly unique sets of manager skills. The Portfolio’s allocation to International Value Fund (Franklin) also added to performance. This fund’s portfolio manager has begun to navigate the value opportunities available in beaten down European equities. The Portfolio’s allocation to U.S. Equity Fund (GMO), which has a quality bias, helped, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with their economically cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 95% S&P/5% BarCap from 12-1-07 to 11-30-08, blend was 94% S&P/6% BarCap, from 12-1-08 to 11-30-09, blend was 93% S&P/7% BarCap, from 12-1-09 to 11-30-10, blend was 92% S&P/8% BarCap, from 12-1-10 to 11-30-11, blend was 91% S&P/9% BarCap and from 12-1-11 to 8-31-12, blend was 89% S&P/11% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

12	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2030 Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended Index and two separate indexes.

	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	10-30-06	3-1-12	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,912	$10,020	$10,956	$11,142	$11,342	$10,727	$11,340

Index 1	11,589	10,414	11,589	11,589	11,589	11,589	11,589

Index 2	14,363	10,297	14,363	14,363	14,363	14,363	14,363

Index 3	11,737	10,405	11,737	11,737	11,737	11,737	11,737

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 95% Index 1/5% Index 2, from 12-1-07 to 11-30-08 blend is 94% Index 1/6% Index 2, from 12-1-08 to 11-30-09 blend is 93% Index 1/7% Index 2, from 12-1-09 to 11-30-10 blend is 92% Index 1/8% Index 2, from 12-1-10 to 11-30-11 blend is 91% Index 1/9% Index 2 and from 12-1-11 to 8-31-12 blend is 89% Index 1/11% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2	Class R1[1,2]	Class R2[1,3]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,4]	Class 1[1,2]

Average annual total returns — 1 year	3.28%	8.53%	—	8.58%	8.91%	9.24%	9.36%	9.30%

Average annual total returns — 5 years	–1.14%	–0.34%	—	–0.26%	0.01%	0.32%	–0.62%	0.31%

Average annual total returns — Since inception	0.85%	1.50%	—	1.57%	1.87%	2.18%	1.21%	2.17%

Cumulative returns — 1 year	3.28%	8.53%	—	8.58%	8.91%	9.24%	9.36%	9.30%

Cumulative returns — 5 years	–5.58%	–1.68%	—	–1.30%	0.05%	1.61%	–3.04%	1.58%

Cumulative returns — Since inception	5.09%	9.12%	0.20%	9.56%	11.42%	13.42%	7.27%	13.40%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class R6 shares, 12-31-13 for Class R1, Class R3, Class R4 and Class R5 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.85	0.90
Gross (%)	1.42	2.23	1.82	2.14	4.53	1.64	1.39	0.90

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

2 From 10-30-06.

3 From 3-1-12.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

Annual report | Retirement Living Portfolios	13

John Hancock
Retirement Living through 2025 Portfolio (formerly Lifecycle 2025 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

Asset Allocation

Equity	78.7% of Total

Large Blend	34.1%

U.S. Large Cap	24.5%

Emerging Markets	5.7%

U.S. Mid Cap	2.9%

International Small Cap	2.6%

International Large Cap	2.1%

Natural Resources	1.9%

Real Estate	1.7%

Health Sciences	1.2%

Global Large Cap	0.9%

U.S. Small Cap	0.9%

Small Growth	0.2%

Fixed Income	18.2% of Total

Multi-Sector Bond	5.7%

Intermediate Bond	3.9%

High-Yield Bond	3.8%

Bank Loan	3.4%

Global Bond	0.8%

Treasury Inflation-
Protected Securities	0.6%

Alternative	3.1% of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2025 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.93%, 8.80%, 8.84%, 9.17%, 9.51%, 9.51% and 9.46%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 15.87%.1 The Portfolio outperformed the Morningstar, Inc. Target-Date 2021–2025 category average return of 8.46%.2

Performance review

The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during this last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio such as this, with investments spanning the world, small cap, mid-cap and specialties stocks like real estate and natural resources, the dominance of a single asset class like U.S. large caps created apparent headwinds as diversification provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index), although the Portfolio outperformed its peer group average. However, we firmly believe that investors who are looking out over a long horizon to retirement are best served staying fully diversified, accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an assortment of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was supported by allocations to health sciences equities and U.S. real estate, the latter of which continues to power ahead, driven by yield-hungry investors. Of course, in this period there were many headwinds, including non-U.S., emerging-market and other economically sensitive equities. Within fixed income, the Portfolio’s credit-oriented (securities with a yield advantage over U.S. Treasuries) positions, such as high-yield bonds and bank loans, also added to relative results.

A diverse range of managers and strategies gave a boost to relative performance, including the Portfolio’s two alternative funds, Currency Strategies Fund (First Quadrant) and the Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset class investments and risk-based allocations within our portfolios as we seek new ways of attempting to deliver strong, risk-adjusted returns from highly unique sets of manager skills.

The Portfolio’s allocation to International Value Fund (Templeton) also added to performance. This fund’s portfolio manager has begun to navigate the value opportunities available in beaten down European equities. Many of the Portfolio’s bond managers produced strong relative contributions, including Active Bond Fund (John Hancock) and the PIMCO-managed Total Return and Global Bond Funds. The Portfolio’s allocation to U.S. Equity Fund (GMO), which has a quality bias, also helped, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with an economically cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 89% S&P/11% BarCap, from 12-1-07 to 11-30-08, blend was 88% S&P/12% BarCap, from 12-1-08 to 11-30-09, blend was 86% S&P/14% BarCap, from 12-1-09 to 11-30-10, blend was 85% S&P/15% BarCap, from 12-1-10 to 11-30-11, blend was 83% S&P/17% BarCap and from 12-1-11 to 8-31-12, blend was 81% S&P/19% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

14	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2025 Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	10-30-06	3-1-12	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,119	$10,612	$11,163	$11,363	$11,544	$10,959	$11,542

Index 1	11,589	10,414	11,589	11,589	11,589	11,589	11,589

Index 2	14,363	10,297	14,363	14,363	14,363	14,363	14,363

Index 3	11,907	10,399	11,907	11,907	11,907	11,907	11,907

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 89% Index 1/11% Index 2, from 12-1-07 to 11-30-08 blend is 88% Index 1/12% Index 2, from 12-1-08 to 11-30-09 blend is 86% Index 1/14% Index 2, from 12-1-09 to 11-30-10 blend is 85% Index 1/15% Index 2, from 12-1-10 to 11-30-11 blend is 83% Index 1/17% Index 2 and from 12-1-11 to 8-31-12 blend is 81% Index 1/19% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2	Class R1[1,2]	Class R2[1,3]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,4]	Class 1[1,2]

Average annual total returns — 1 year	3.46%	8.80%	—	8.84%	9.17%	9.51%	9.51%	9.46%

Average annual total returns — 5 years	–0.63%	0.16%	—	0.22%	0.53%	0.80%	–0.06%	0.80%

Average annual total returns — Since inception	1.18%	1.83%	—	1.90%	2.21%	2.49%	1.58%	2.48%

Cumulative returns — 1 year	3.46%	8.80%	—	8.84%	9.17%	9.51%	9.51%	9.46%

Cumulative returns — 5 years	–3.12%	0.82%	—	1.12%	2.69%	4.08%	–0.29%	4.05%

Cumulative returns — Since inception	7.08%	11.19%	0.61%	11.63%	13.63%	15.44%	9.59%	15.42%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.33	1.58	1.34	1.48	1.08	0.88	0.84	0.89
Gross (%)	1.41	2.28	1.81	2.02	2.52	1.39	1.31	0.89

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

2 From 10-30-06.

3 From 3-1-12.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

Annual report | Retirement Living Portfolios	15

John Hancock
Retirement Living through 2020 Portfolio (formerly Lifecycle 2020 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

Asset Allocation

Equity	67.8% of Total

Large Blend	28.7%

U.S. Large Cap	21.8%

Emerging Markets	4.6%

U.S. Mid Cap	2.3%

International Small Cap	2.2%

Real Estate	1.8%

International Large Cap	1.7%

Natural Resources	1.6%

Health Sciences	1.3%

Global Large Cap	0.9%

U.S. Small Cap	0.9%

Fixed Income	28.9% of Total

Multi-Sector Bond	9.0%

Intermediate Bond	7.4%

High-Yield Bond	5.1%

Bank Loan	4.9%

Global Bond	1.5%

Treasury Inflation-
Protected Securities	1.0%

Alternative	3.3% of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2020 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 9.03%, 8.77%, 8.82%, 9.27%, 9.58%, 9.59% and 9.53%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 14.58%.1 The Portfolio outperformed the Morningstar, Inc. Target-Date 2016–2020 category average return of 8.05%.2

Performance review

The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during this last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio like this one, with investments spanning the world, small-cap, mid cap and specialties stocks like real estate and natural resources, the dominance of a single asset class like U.S. large caps created apparent headwinds as diversification provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index), although the Portfolio outperformed its peer group average. However, we firmly believe that investors who are looking out over a long horizon to retirement are best served staying fully diversified, accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an assortment of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was supported by allocations to health sciences equities and U.S. real estate, the latter of which continues to power ahead, driven by yield-hungry investors. Of course, in this period there were many headwinds, including non-U.S., emerging-market and other economically sensitive equities. Within fixed income, our credit-oriented positions (securities with a yield advantage over U.S. Treasuries), such as high-yield bonds and bank loans, also added to relative results.

A diverse range of managers and strategies gave a boost to relative performance including the Portfolio’s two alternative funds, Currency Strategies Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset-class investments and risk-based allocations within our portfolios as we seek new ways of attempting to deliver strong, risk-adjusted returns from highly unique sets of manager skills.

Many of the Portfolio’s bond managers produced strong relative contributions including Active Bond Fund (John Hancock) and the PIMCO-managed Total Return, Global Bond and Real Return Bond Funds. The Portfolio’s allocation to Health Sciences Fund (T. Rowe Price) helped due to its focus on a global sector that has limited economic cyclicality, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with a cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 81% S&P/19% BarCap, from 12-1-07 to 11-30-08, blend was 79% S&P/21% BarCap, from 12-1-08 to 11-30-09, blend was 77% S&P/23% BarCap, from 12-1-09 to 11-30-10, blend was 74% S&P/26% BarCap, from 12-1-10 to 11-30-11, blend was 72% S&P/28% BarCap and from 12-1-11 to 8-31-12, blend was 70% S&P/30% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

16	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2020 Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	10-30-06	3-1-12	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,458	$10,122	$11,503	$11,697	$11,916	$11,269	$11,902

Index 1	11,589	10,414	11,589	11,589	11,589	11,589	11,589

Index 2	14,363	10,297	14,363	14,363	14,363	14,363	14,363

Index 3	12,177	10,388	12,177	12,177	12,177	12,177	12,177

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 81% Index 1/19% Index 2, from 12-1-07 to 11-30-08 blend is 79% Index 1/21% Index 2, from 12-1-08 to 11-30-09 blend is 77% Index 1/23% Index 2, from 12-1-09 to 11-30-10 blend is 74% Index 1/26% Index 2, from 12-1-10 to 11-30-11 blend is 72% Index 1/28% Index 2 and from 12-1-11 to 8-31-12 blend is 70% Index 1/30% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2	Class R1[1,2]	Class R2[1,3]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,4]	Class 1[1,2]

Average annual total returns — 1 year	3.62%	8.77%	—	8.82%	9.27%	9.58%	9.59%	9.53%

Average annual total returns — 5 years	0.07%	0.90%	—	0.97%	1.26%	1.59%	0.63%	1.57%

Average annual total returns — Since inception	1.68%	2.36%	—	2.43%	2.72%	3.04%	2.07%	3.02%

Cumulative returns — 1 year	3.62%	8.77%	—	8.82%	9.27%	9.58%	9.59%	9.53%

Cumulative returns — 5 years	0.35%	4.56%	—	4.96%	6.48%	8.22%	3.20%	8.08%

Cumulative returns — Since inception	10.23%	14.58%	1.22%	15.03%	16.97%	19.16%	12.69%	19.02%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class R6 shares, 12-31-13 for Class R1, Class R3, Class R4 and Class R5 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.32	1.57	1.33	1.47	1.08	0.87	0.83	0.88
Gross (%)	1.39	2.21	1.80	1.89	6.22	1.44	1.33	0.88

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

2 From 10-30-06.

3 From 3-1-12.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

Annual report | Retirement Living Portfolios	17

John Hancock
Retirement Living through 2015 Portfolio (formerly Lifecycle 2015 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

Asset Allocation

Equity	55.8% of Total

Large Blend	23.5%

U.S. Large Cap	18.4%

Emerging Markets	3.5%

Real Estate	1.7%

International Small Cap	1.7%

International Large Cap	1.4%

U.S. Mid Cap	1.4%

Natural Resources	1.3%

Health Sciences	1.3%

Global Large Cap	0.9%

U.S. Small Cap	0.7%

Fixed Income	40.7% of Total

Intermediate Bond	12.1%

Multi-Sector Bond	12.0%

Bank Loan	6.5%

High-Yield Bond	6.3%

Global Bond	2.2%

Treasury Inflation-
Protected Securities	1.6%

Alternative	3.5% of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2015 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 9.11%, 8.85%, 8.91%, 9.34%, 9.55%, 9.67% and 9.61%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 13.14%.1 The Portfolio outperformed the Morningstar, Inc. Target-Date 2011–2015 category average return of 7.42%.2

Performance review

For investors in this Portfolio, which is intended to provide a measure of protection and growth in the years immediately surrounding retirement, this past year has been another strong test of the Portfolio’s resilience and ability to navigate through the many global storms. The remarkable performance of U.S. bonds, the U.S. dollar and U.S. large-cap equities during this last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio such as this, with investments spanning the world, the dominance of a single asset class like U.S. large-cap equities created apparent headwinds as diversification appears to have provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index), although the Portfolio outperformed its peer group average. We firmly believe in the Portfolio’s fully diversified approach for investors who need to sustain assets over a long horizon. We believe investors are best served accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an assortment of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was bolstered by its stakes in credit-oriented positions (securities with a yield advantage over U.S. Treasuries), such as high yield and bank loans. Of course, in this period there were many headwinds, including non-U.S., emerging market and other economically sensitive equities.

A diverse range of managers and strategies gave a boost to relative performance, including our two alternative funds, Currency Strategies Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset-class investments and risk-based allocations within our portfolios as we seek new ways of attempting to deliver strong, risk-adjusted returns from highly unique sets of manager skills.

Many of our bond managers produced strong relative contributions including Active Bond Fund (John Hancock) and the PIMCO-managed Total Return, Global Bond and Real Return Bond Funds. The Portfolio’s allocation to Health Sciences Fund (T. Rowe Price) helped due to its focus on a global sector that has limited economic cyclicality, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with a cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 70% S&P/30% BarCap, from 12-1-07 to 11-30-08, blend was 67% S&P/33% BarCap, from 12-1-08 to 11-30-09, blend was 65% S&P/35% BarCap, from 12-1-09 to 11-30-10, blend was 62% S&P/38% BarCap, from 12-1-10 to 11-30-11, blend was 60% S&P/40% BarCap and from 12-1-11 to 8-31-12, blend was 58% S&P/42% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future returns.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

18	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2015 Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	10-30-06	3-1-12	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,719	$10,184	$11,753	$11,962	$12,174	$11,415	$12,169

Index 1	11,589	10,414	11,589	11,589	11,589	11,589	11,589

Index 2	14,363	10,297	14,363	14,363	14,363	14,363	14,363

Index 3	12,555	10,376	12,555	12,555	12,555	12,555	12,555

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 70% Index 1/30% Index 2, from 12-1-07 to 11-30-08 blend is 67% Index 1/33% Index 2, from 12-1-08 to 11-30-09 blend is 65% Index 1/35% Index 2, from 12-1-09 to 11-30-10 blend is 62% Index 1/38% Index 2, from 12-1-10 to 11-30-11 blend is 60% Index 1/40% Index 2 and from 12-1-11 to 8-31-12 blend is 58% Index 1/42% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2	Class R1[1,2]	Class R2[1,3]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,4]	Class 1[1,2]

Average annual total returns — 1 year	3.70%	8.85%	—	8.91%	9.34%	9.55%	9.67%	9.61%

Average annual total returns — 5 years	0.80%	1.63%	—	1.69%	2.00%	2.31%	1.20%	2.28%

Average annual total returns — Since inception	2.07%	2.75%	—	2.80%	3.11%	3.42%	2.29%	3.42%

Cumulative returns — 1 year	3.70%	8.85%	—	8.91%	9.34%	9.55%	9.67%	9.61%

Cumulative returns — 5 years	4.07%	8.43%	—	8.73%	10.40%	12.09%	6.17%	11.93%

Cumulative returns — Since inception	12.73%	17.19%	1.84%	17.53%	19.62%	21.74%	14.15%	21.69%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class R6 shares, 12-31-13 for Class R1, Class R3, Class R4 and Class R5 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.32	1.57	1.32	1.47	1.07	0.87	0.82	0.87
Gross (%)	1.40	2.51	1.79	2.07	11.80	1.97	1.53	0.87

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

2 From 10-30-06.

3 From 3-1-12.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

Annual report | Retirement Living Portfolios	19

John Hancock
Retirement Living through 2010 Portfolio (formerly Lifecycle 2010 Portfolio)

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

Asset Allocation

Equity	45.2% of Total

U.S. Small Cap	0.4%

U.S. Mid Cap	1.3%

U.S. Large Cap	15.0%

Real Estate	1.6%

Natural Resources	1.1%

Large Blend	19.1%

International Small Cap	1.2%

International Large Cap	1.1%

Health Sciences	1.2%

Global Large Cap	0.8%

Emerging Markets	2.4%

Fixed Income	51.1% of Total

Intermediate Bond	17.9%

Multi-Sector Bond	13.7%

High-Yield Bond	7.2%

Bank Loan	7.7%

Global Bond	2.7%

Treasury Inflation-
Protected Securities	1.9%

Alternative	3.7% Of Total

As a percentage of net assets on 8-31-12.

Portfolio results

For the 12 months ended August 31, 2012, John Hancock Retirement Living through 2010 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 9.09%, 8.94%, 8.99%, 9.42%, 9.64%, 9.63%, and 9.58%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 18.00% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 5.78%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glide-path, returned 11.88%.1 The Morningstar, Inc. Target-Date 2000–2010 category average returned 6.89%.2

Performance review

For investors in this Portfolio, which is intended to provide a measure of protection and growth in the years immediately surrounding retirement, this past year has been another strong test of the Portfolio’s resilience and ability to navigate through the many global storms. The remarkable performance of U.S. bonds, the U.S. dollar and U.S. large-cap equities during this last 12 months stood in stark contrast to the results from elsewhere in the world and from many of the cyclical economic sectors, such as materials and energy, that have been leading equity markets since the collapse of the U.S. housing markets in 2008. For a diversified portfolio such as this one, with investments spanning the world, the dominance of a single asset class like U.S. large caps created apparent headwinds, as diversification appears to have provided less than completely satisfying results. In fact, it was the main reason the Portfolio underperformed the blended benchmark index (comprised of a broad U.S. large-cap index and a broad U.S. bond index), although the Portfolio outperformed its peer group average. We firmly believe in the Portfolio’s fully diversified approach for investors who need to sustain assets over a long horizon. We believe investors are best served accessing not only the growth and opportunities from the widest array of global growth markets, but also having the underlying asset classes managed by an assortment of what we believe are the world’s most successful and largest asset management companies.

The Portfolio’s performance was bolstered by its positions in credit-oriented positions (securities with a yield advantage over U.S. Treasuries), such as high yield and bank loans. Of course, in this period there were many headwinds, including non-U.S., emerging market and other economically sensitive equities.

A diverse range of managers and strategies gave a boost to relative performance including our two alternative funds, Currency Strategies Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). These funds represent a growing dimension in asset-class investments and risk-based allocations within our portfolios as we seek new ways of attempting to deliver strong, risk-adjusted returns from highly unique sets of manager skills.

Many of our bond managers produced strong relative contributions including Active Bond Fund (John Hancock) and the PIMCO-managed Total Return, Global Bond and Real Return Bond Funds. Our allocation to Health Sciences Fund (T. Rowe Price) helped due to its focus on a global sector that has limited economic cyclicality, while funds like Natural Resources Fund (Wellington/RS Investments) and Emerging Markets Fund (DFA), both with a cyclical bias, held performance back.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend was 58% S&P/42% BarCap from 12-1-07 to 11-30-08, blend was 56% S&P/44% BarCap, from 12-1-08 to 11-30-09, blend was 54% S&P/46% BarCap, from 12-1-09 to 11-30-10, blend was 52% S&P/48% BarCap, from 12-1-10 to 11-30-11, blend was 50% S&P/50% BarCap and from 12-1-11 to 8-31-12, blend was 47.5% S&P/52.5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

20	Retirement Living Portfolios | Annual report

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2010 Portfolio for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]

Start date	10-30-06	3-1-12	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,991	$10,243	$12,037	$12,262	$12,465	$11,618	$12,457

Index 1	11,589	10,414	11,589	11,589	11,589	11,589	11,589

Index 2	14,363	10,297	14,363	14,363	14,363	14,363	14,363

Index 3	12,888	10,364	12,888	12,888	12,888	12,888	12,888

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Index 3 — Blend of Index 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 58% Index 1/42% Index 2, from 12-1-07 to 11-30-08 blend is 56% Index 1/44% Index 2, from 12-1-08 to 11-30-09 blend is 54% Index 1/46% Index 2, from 12-1-09 to 11-30-10 blend is 52% Index 1/48% Index 2, from 12-1-10 to 11-30-11 blend is 50% Index 1/50% Index 2 and from 12-1-11 to 8-31-12 blend is 47.5% Index 1/52.5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 8-31-12

	Class A2	Class R1[1,2]	Class R2[1,3]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,4]	Class 1[1,2]

Average annual total returns — 1 year	3.67%	8.94%	—	8.99%	9.42%	9.64%	9.63%	9.58%

Average annual total returns — 5 years	1.52%	2.36%	—	2.42%	2.75%	3.04%	1.84%	3.02%

Average annual total returns — Since inception	2.46%	3.16%	—	3.22%	3.55%	3.84%	2.60%	3.83%

Cumulative returns — 1 year	3.67%	8.94%	—	8.99%	9.42%	9.64%	9.63%	9.58%

Cumulative returns — 5 years	7.83%	12.38%	—	12.68%	14.51%	16.14%	9.54%	16.05%

Cumulative returns — Since inception	15.28%	19.91%	2.43%	20.37%	22.62%	24.65%	16.18%	24.57%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class R6 shares, 12-31-13 for Class R1, Class R3, Class R4 and Class R5 shares and 3-1-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*	Class 1
Net (%)	1.31	1.56	1.31	1.46	1.06	0.86	0.82	0.86
Gross (%)	1.42	5.16	2.00	2.25	8.66	1.51	1.66	0.86

* Expenses have been estimated for the Classes’ first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectuses.

2 From 10-30-06.

3 From 3-1-12.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

Annual report | Retirement Living Portfolios	21

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2012 through August 31, 2012).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	Retirement Living Portfolios | Annual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-12	8-31-12	3-1-12–8-31-12	Expense Ratio[2]

Retirement Living through 2050 Portfolio

Class A	Actual	$1,000.00	$998.90	$3.06	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.10	0.61%

Class R1	Actual	1,000.00	997.90	4.32	0.86%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.37	0.86%

Class R2	Actual	1,000.00	998.90	3.06	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.10	0.61%

Class R3	Actual	1,000.00	997.90	3.82	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.86	0.76%

Class R4	Actual	1,000.00	1,000.00	2.06	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.09	0.41%

Class R5	Actual	1,000.00	1,001.10	0.80	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.81	0.16%

Class R6	Actual	1,000.00	1,001.10	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 1	Actual	1,000.00	1,001.10	0.80	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.81	0.16%

Retirement Living through 2045 Portfolio

Class A	Actual	$1,000.00	$998.00	$2.96	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R1	Actual	1,000.00	997.00	4.22	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.27	0.84%

Class R2	Actual	1,000.00	998.00	2.96	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R3	Actual	1,000.00	998.00	3.72	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.76	0.74%

Class R4	Actual	1,000.00	999.00	1.96	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.98	0.39%

Class R5	Actual	1,000.00	1,001.00	0.70	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Class R6	Actual	1,000.00	1,001.00	0.45	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.46	0.09%

Class 1	Actual	1,000.00	1,000.00	0.70	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Annual report | Retirement Living Portfolios	23

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-12	8-31-12	3-1-12–8-31-12	Expense Ratio[2]

Retirement Living through 2040 Portfolio

Class A	Actual	$1,000.00	$999.00	$2.96	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R1	Actual	1,000.00	997.00	4.22	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.27	0.84%

Class R2	Actual	1,000.00	998.00	3.01	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.05	0.60%

Class R3	Actual	1,000.00	998.00	3.72	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.76	0.74%

Class R4	Actual	1,000.00	999.00	2.01	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.03	0.40%

Class R5	Actual	1,000.00	1,001.00	0.75	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.76	0.15%

Class R6	Actual	1,000.00	1,001.00	0.45	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.46	0.09%

Class 1	Actual	1,000.00	1,001.00	0.70	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Retirement Living through 2035 Portfolio

Class A	Actual	$1,000.00	$999.00	$2.96	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R1	Actual	1,000.00	998.00	4.22	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.27	0.84%

Class R2	Actual	1,000.00	998.00	2.96	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R3	Actual	1,000.00	998.00	3.72	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.76	0.74%

Class R4	Actual	1,000.00	999.00	1.96	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.98	0.39%

Class R5	Actual	1,000.00	1,001.00	0.70	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Class R6	Actual	1,000.00	1,001.00	0.45	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.46	0.09%

Class 1	Actual	1,000.00	1,000.00	0.70	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

24	Retirement Living Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-12	8-31-12	3-1-12–8-31-12	Expense Ratio[2]

Retirement Living through 2030 Portfolio

Class A	Actual	$1,000.00	$1,001.00	$2.97	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R1	Actual	1,000.00	1,000.00	4.22	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.27	0.84%

Class R2	Actual	1,000.00	1,002.00	2.97	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R3	Actual	1,000.00	1,001.00	3.72	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.76	0.74%

Class R4	Actual	1,000.00	1,002.00	1.96	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.98	0.39%

Class R5	Actual	1,000.00	1,004.10	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Class R6	Actual	1,000.00	1,005.10	0.45	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.46	0.09%

Class 1	Actual	1,000.00	1,004.10	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Retirement Living through 2025 Portfolio

Class A	Actual	$1,000.00	$1,006.10	$2.98	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R1	Actual	1,000.00	1,005.10	4.23	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.27	0.84%

Class R2	Actual	1,000.00	1,006.10	2.98	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R3	Actual	1,000.00	1,006.10	3.73	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.76	0.74%

Class R4	Actual	1,000.00	1,008.10	1.92	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.93	0.38%

Class R5	Actual	1,000.00	1,009.20	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Class R6	Actual	1,000.00	1,009.20	0.40	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.41	0.08%

Class 1	Actual	1,000.00	1,009.20	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Annual report | Retirement Living Portfolios	25

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-12	8-31-12	3-1-12–8-31-12	Expense Ratio[2]

Retirement Living through 2020 Portfolio

Class A	Actual	$1,000.00	$1,012.10	$2.98	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R1	Actual	1,000.00	1,010.10	4.24	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.27	0.84%

Class R2	Actual	1,000.00	1,012.20	2.98	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R3	Actual	1,000.00	1,011.10	3.74	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.76	0.74%

Class R4	Actual	1,000.00	1,013.20	1.97	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.98	0.39%

Class R5	Actual	1,000.00	1,014.20	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Class R6	Actual	1,000.00	1,015.20	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.46	0.09%

Class 1	Actual	1,000.00	1,014.20	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Retirement Living through 2015 Portfolio

Class A	Actual	$1,000.00	$1,018.40	$2.99	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R1	Actual	1,000.00	1,016.40	4.26	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.27	0.84%

Class R2	Actual	1,000.00	1,018.40	2.99	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.00	0.59%

Class R3	Actual	1,000.00	1,017.40	3.75	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.76	0.74%

Class R4	Actual	1,000.00	1,019.50	2.08	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.09	0.41%

Class R5	Actual	1,000.00	1,020.50	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

Class R6	Actual	1,000.00	1,021.50	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.46	0.09%

Class 1	Actual	1,000.00	1,020.50	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.71	0.14%

26	Retirement Living Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-12	8-31-12	3-1-12–8-31-12	Expense Ratio[2]

Retirement Living through 2010 Portfolio

Class A	Actual	$1,000.00	$1,090.90	$3.15	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.05	0.60%

Class R1	Actual	1,000.00	1,023.40	4.32	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.32	0.85%

Class R2	Actual	1,000.00	1,024.30	3.05	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.05	0.60%

Class R3	Actual	1,000.00	1,023.30	3.81	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.81	0.75%

Class R4	Actual	1,000.00	1,025.30	2.04	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.03	0.40%

Class R5	Actual	1,000.00	1,027.40	0.76	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.76	0.15%

Class R6	Actual	1,000.00	1,096.30	0.53	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.51	0.10%

Class 1	Actual	1,000.00	1,026.30	0.76	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.76	0.15%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 366 (to reflect the one-half year period).

2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
Period	through	through	through	through	through	through	through	through	through
ended	2050	2045	2040	2035	2030	2025	2020	2015	2010
8-31-12	0.51%–1.47%	0.51%–1.47%	0.51%–1.47%	0.51%–1.47%	0.51%–1.47%	0.51%–1.47%	0.51%–1.47%	0.51%–1.47%	0.51%–1.47%

Annual report | Retirement Living Portfolios	27

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisers

American Century Investment
Management, Inc.	(American Century)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Davis Selected Advisors, L.P.	(Davis)

Declaration Management &
Research, LLC	(Declaration)

Deutsche Investment Management
Americas, Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)
Franklin Mutual Advisers

Franklin Templeton Investment Corp.	(Franklin)
Templeton Investment Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Pacific Investment Management Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

RCM Capital Management LLC	(RCM)

Robeco Investment Management, Inc.	(Robeco)
Standard Life Investments

(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

Retirement Living through 2050 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 99.9%

EQUITY 92.7%

John Hancock Funds II (G) 86.2%

All Cap Value, Class NAV (Lord Abbett)	60,179	$655,346

Alpha Opportunities, Class NAV (Wellington)	124,594	1,328,173

Blue Chip Growth, Class NAV (T. Rowe Price)	66,433	1,599,045

Capital Appreciation, Class NAV (Jennison)	105752	1,363,137

Capital Appreciation Value, Class NAV (T. Rowe Price)	226,626	2,542,744

China Emerging Leaders, Class NAV (Atlantis) (I)	56,222	532,424

Emerging Markets, Class NAV (DFA)	357,184	3,432,537

Equity-Income, Class NAV (T. Rowe Price)	73,069	1,137,681

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	42,697	450,878

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	71,892	770,687

Fundamental Value, Class NAV (Davis)	63,448	996,127

Global Real Estate, Class NAV (Deutsche)	82,641	655,346

Health Sciences, Class NAV (T. Rowe Price) (I)	57,403	786,416

Heritage, Class NAV (American Century)	22,535	173,067

International Growth Stock, Class NAV (Invesco)	36,589	398,451

International Small Cap, Class NAV (Franklin)	38,142	542,382

International Small Company, Class NAV (DFA)	71,459	542,377

International Value, Class NAV (Franklin)	62,018	802,508

Mid Cap Stock, Class NAV (Wellington)	44,677	792,563

Mid Value, Class NAV (T. Rowe Price)	52,227	681,560

Mutual Shares, Class NAV (Franklin)	34,739	398,451

Natural Resources, Class NAV (Wellington)	66,074	1,063,127

Real Estate Equity, Class NAV (T. Rowe Price)	27,306	262,139

Redwood, Class NAV (RCM)	48,634	524,277

Small Cap Growth, Class NAV (Wellington)	22,015	189,112

Small Cap Value, Class NAV (Wellington)	12,023	199,225

Small Company Growth, Class NAV (Invesco) (I)	11,011	162,526

Small Company Value, Class NAV (T. Rowe Price)	11,048	298,838

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	16,763	152,040

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)(I)	1,935,872	19,765,250

U.S. Equity, Class NAV (GMO)	155,560	1,798,271

Value, Class NAV (Invesco)	27,759	277,867

John Hancock Funds III (G) 6.5%

Disciplined Value, Class NAV (Robeco) (I)	37,183	524,277

Global Shareholder Yield, Class NAV (Epoch)	111,290	1,106,225

International Core, Class NAV (GMO)	17,381	467,888

International Value Equity, Class NAV
(John Hancock1) (A)	30,377	241,800

Strategic Growth, Class NAV (John Hancock1) (A)	87,747	1,043,312

FIXED INCOME 4.2%

John Hancock Funds II (G) 4.2%

Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	19,028	199,225

Floating Rate Income, Class NAV (WAMCO)	45,129	424,665

Global Bond, Class NAV (PIMCO)	7,373	94,370

Global High Yield, Class NAV (Stone Harbor)	13,456	141,555

High Yield, Class NAV (WAMCO)	19,697	178,254

Multi Sector Bond, Class NAV (Stone Harbor)	20,809	214,954

Real Return Bond, Class NAV (PIMCO)	5,633	73,399

Spectrum Income, Class NAV (T. Rowe Price)	19,435	214,955

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	28,275	309,324

Total Return, Class NAV (PIMCO)	13,599	199,225

U.S. High Yield Bond, Class NAV (Wells Capital)	13,904	178,254

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant) (I)	111,430	1,048,554

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	49,136	524,277

Total investments
(Cost $50,774,394) 99.9%		$52,459,085
Other assets and liabilities, net 0.1%		62,756

TOTAL NET ASSETS 100.0%		$52,521,841

Percentages are based upon net assets.

See notes to financial statements

28	Retirement Living Portfolios | Annual report

Retirement Living through 2045 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 100.0%

EQUITY 92.8%

John Hancock Funds II (G) 86.3%

All Cap Value, Class NAV (Lord Abbett)	631,497	$6,877,003

Alpha Opportunities, Class NAV (Wellington)	1,305,727	13,919,055

Blue Chip Growth, Class NAV (T. Rowe Price)	697,129	16,779,888

Capital Appreciation, Class NAV (Jennison)	1,109,710	14,304,167

Capital Appreciation Value, Class NAV (T. Rowe Price)	2,378,144	26,682,773

China Emerging Leaders, Class NAV (Atlantis) (I)	586,760	5,556,619

Emerging Markets, Class NAV (DFA)	3,744,067	35,980,481

Equity-Income, Class NAV (T. Rowe Price)	766,762	11,938,478

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	457,711	4,833,431

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	754,418	8,087,356

Fundamental Value, Class NAV (Davis)	665,799	10,453,045

Global Real Estate, Class NAV (Deutsche)	867,214	6,877,003

Health Sciences, Class NAV (T. Rowe Price) (I)	602,365	8,252,404

Heritage, Class NAV (American Century)	236,397	1,815,529

International Growth Stock, Class NAV (Invesco)	383,950	4,181,218

International Small Cap, Class NAV (Franklin)	398,499	5,666,651

International Small Company, Class NAV (DFA)	746,594	5,666,651

International Value, Class NAV (Franklin)	646,247	8,362,436

Mid Cap Stock, Class NAV (Wellington)	468,287	8,307,420

Mid Value, Class NAV (T. Rowe Price)	548,052	7,152,083

Mutual Shares, Class NAV (Franklin)	364,535	4,181,218

Natural Resources, Class NAV (Wellington)	687,273	11,058,221

Real Estate Equity, Class NAV (T. Rowe Price)	286,542	2,750,801

Redwood, Class NAV (RCM)	510,353	5,501,603

Small Cap Growth, Class NAV (Wellington)	230,568	1,980,577

Small Cap Value, Class NAV (Wellington)	126,168	2,090,609

Small Company Growth, Class NAV (Invesco) (I)	115,549	1,705,497

Small Company Value, Class NAV (T. Rowe Price)	115,930	3,135,914

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	175,906	1,595,465

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)(I)	20,314,439	207,410,420

U.S. Equity, Class NAV (GMO)	1,632,396	18,870,497

Value, Class NAV (Invesco)	291,294	2,915,849

John Hancock Funds III (G) 6.5%

Disciplined Value, Class NAV (Robeco) (I)	390,185	5,501,603

Global Shareholder Yield, Class NAV (Epoch)	1,167,845	11,608,382

International Core, Class NAV (GMO)	181,888	4,896,426

International Value Equity, Class NAV
(John Hancock1) (A)	317,932	2,530,737

Strategic Growth, Class NAV (John Hancock1) (A)	920,790	10,948,189

FIXED INCOME 4.2%

John Hancock Funds II (G) 4.2%

Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	199,676	2,090,609

Floating Rate Income, Class NAV (WAMCO)	473,570	4,456,298

Global Bond, Class NAV (PIMCO)	77,366	990,288

Global High Yield, Class NAV (Stone Harbor)	141,201	1,485,433

High Yield, Class NAV (WAMCO)	206,690	1,870,545

Multi Sector Bond, Class NAV (Stone Harbor)	218,360	2,255,657

Real Return Bond, Class NAV (PIMCO)	59,112	770,224

Spectrum Income, Class NAV (T. Rowe Price)	203,947	2,255,657

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	296,704	3,245,946

Total Return, Class NAV (PIMCO)	142,704	2,090,609

U.S. High Yield Bond, Class NAV (Wells Capital)	145,908	1,870,545

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant) (I)	1,169,533	11,005,310

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	515,713	5,502,655

Total investments
(Cost $501,296,616) 100.0%		$550,265,475
Other assets and liabilities, net 0.0%		9,008

TOTAL NET ASSETS 100.0%		$550,274,483

Percentages are based upon net assets.

Retirement Living through 2040 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 100.0%

EQUITY 92.7%

John Hancock Funds II (G) 86.3%

All Cap Value, Class NAV (Lord Abbett)	631,041	$6,872,035

Alpha Opportunities, Class NAV (Wellington)	1,304,784	13,908,999

Blue Chip Growth, Class NAV (T. Rowe Price)	696,625	16,767,766

Capital Appreciation, Class NAV (Jennison)	1,108,909	14,293,833

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,376,426	26,663,496

China Emerging Leaders, Class NAV (Atlantis) (I)	586,336	5,552,604

Emerging Markets, Class NAV (DFA)	3,741,362	35,954,487

Equity-Income, Class NAV (T. Rowe Price)	766,208	11,929,853

Fundamental Global Franchise, Class NAV
(John Hancock) (A)[1] (I)	454,041	4,794,673

Fundamental Large Cap Value, Class NAV
(John Hancock) (A)[1]	753,873	8,081,513

Fundamental Value, Class NAV (Davis)	665,318	10,445,493

Global Real Estate, Class NAV (Deutsche)	866,587	6,872,035

Health Sciences, Class NAV (T. Rowe Price) (I)	601,930	8,246,442

Heritage, Class NAV (American Century)	236,226	1,814,217

International Growth Stock, Class NAV (Invesco)	383,673	4,178,197

International Small Cap, Class NAV (Franklin)	398,211	5,662,557

International Small Company, Class NAV (DFA)	746,055	5,662,557

International Value, Class NAV (Franklin)	645,780	8,356,395

Mid Cap Stock, Class NAV (Wellington)	467,949	8,301,418

Mid Value, Class NAV (T. Rowe Price)	547,656	7,146,917

Mutual Shares, Class NAV (Franklin)	364,272	4,178,197

Natural Resources, Class NAV (Wellington)	686,776	11,050,233

Real Estate Equity, Class NAV (T. Rowe Price)	286,335	2,748,814

Redwood, Class NAV (RCM)	509,984	5,497,628

Small Cap Growth, Class NAV (Wellington)	230,401	1,979,146

Small Cap Value, Class NAV (Wellington)	126,077	2,089,099

Small Company Growth, Class NAV (Invesco) (I)	115,465	1,704,265

Small Company Value, Class NAV (T. Rowe Price)	115,847	3,133,648

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	175,779	1,594,312

Strategic Equity Allocation, Class NAV
(John Hancock2) (A)(I)	20,299,763	207,260,580

U.S. Equity, Class NAV (GMO)	1,631,217	18,856,864

Value, Class NAV (Invesco)	291,083	2,913,743

John Hancock Funds III (G) 6.4%

Disciplined Value, Class NAV (Robeco) (I)	389,903	5,497,628

Global Shareholder Yield, Class NAV (Epoch)	1,167,002	11,599,995

International Core, Class NAV (GMO)	181,757	4,892,889

International Value Equity, Class NAV
(John Hancock1) (A)	317,702	2,528,909

Strategic Growth, Class NAV (John Hancock1) (A)	920,124	10,940,280

FIXED INCOME 4.3%

John Hancock Funds II (G) 4.3%

Active Bond, Class NAV (John Hancock1/Declaration) (A)	199,532	2,089,099

Floating Rate Income, Class NAV (WAMCO)	473,228	4,453,079

Global Bond, Class NAV (PIMCO)	77,310	989,573

Global High Yield, Class NAV (Stone Harbor)	141,099	1,484,360

High Yield, Class NAV (WAMCO)	206,541	1,869,194

Multi Sector Bond, Class NAV (Stone Harbor)	218,202	2,254,028

Real Return Bond, Class NAV (PIMCO)	59,069	769,668

Spectrum Income, Class NAV (T. Rowe Price)	203,800	2,254,028

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	296,490	3,243,601

Total Return, Class NAV (PIMCO)	142,601	2,089,099

U.S. High Yield Bond, Class NAV (Wells Capital)	145,803	1,869,194

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant) (I)	1,168,611	10,996,632

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	515,306	5,498,316

Total investments
(Cost $501,958,346) 100.0%		$549,831,588
Other assets and liabilities, net 0.0%		9,024

TOTAL NET ASSETS 100.0%		$549,840,612

Percentages are based upon net assets.

See notes to financial statements

Annual report | Retirement Living Portfolios	29

Retirement Living through 2035 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 100.0%

EQUITY 92.7%

John Hancock Funds II (G) 86.3%

All Cap Value, Class NAV (Lord Abbett)	814,629	$8,871,311

Alpha Opportunities, Class NAV (Wellington)	1,684,384	17,955,532

Blue Chip Growth, Class NAV (T. Rowe Price)	899,294	21,645,998

Capital Appreciation, Class NAV (Jennison)	1,431,523	18,452,326

Capital Appreciation Value, Class NAV (T. Rowe Price)	3,067,797	34,420,685

China Emerging Leaders, Class NAV (Atlantis) (I)	756,919	7,168,019

Emerging Markets, Class NAV (DFA)	4,816,307	46,284,715

Equity-Income, Class NAV (T. Rowe Price)	989,120	15,400,595

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	587,266	6,201,531

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	973,196	10,432,661

Fundamental Value, Class NAV (Davis)	858,878	13,484,392

Global Real Estate, Class NAV (Deutsche)	1,118,702	8,871,310

Health Sciences, Class NAV (T. Rowe Price) (I)	777,049	10,645,573

Heritage, Class NAV (American Century)	304,951	2,342,026

International Growth Stock, Class NAV (Invesco)	495,294	5,393,757

International Small Cap, Class NAV (Franklin)	514,062	7,309,960

International Small Company, Class NAV (DFA)	963,104	7,309,960

International Value, Class NAV (Franklin)	833,656	10,787,514

Mid Cap Stock, Class NAV (Wellington)	604,089	10,716,543

Mid Value, Class NAV (T. Rowe Price)	706,986	9,226,163

Mutual Shares, Class NAV (Franklin)	470,249	5,393,757

Natural Resources, Class NAV (Wellington)	886,580	14,265,067

Real Estate Equity, Class NAV (T. Rowe Price)	369,638	3,548,524

Redwood, Class NAV (RCM)	658,353	7,097,048

Small Cap Growth, Class NAV (Wellington)	297,432	2,554,937

Small Cap Value, Class NAV (Wellington)	162,757	2,696,878

Small Company Growth, Class NAV (Invesco) (I)	149,057	2,200,085

Small Company Value, Class NAV (T. Rowe Price)	149,550	4,045,318

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	226,918	2,058,144

Strategic Equity Allocation, Class NAV
(John Hancock2) (A)(I)	26,205,556	267,558,725

U.S. Equity, Class NAV (GMO)	2,105,785	24,342,876

Value, Class NAV (Invesco)	375,768	3,761,436

John Hancock Funds III (G) 6.4%

Disciplined Value, Class NAV (Robeco) (I)	503,337	7,097,048

Global Shareholder Yield, Class NAV (Epoch)	1,506,516	14,974,772

International Core, Class NAV (GMO)	234,635	6,316,373

International Value Equity, Class NAV
(John Hancock1) (A)	410,131	3,264,642

Strategic Growth, Class NAV (John Hancock1) (A)	1,187,816	14,123,126

FIXED INCOME 4.3%

John Hancock Funds II (G) 4.3

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	257,582	2,696,878

Floating Rate Income, Class NAV (WAMCO)	610,904	5,748,609

Global Bond, Class NAV (PIMCO)	99,802	1,277,469

Global High Yield, Class NAV (Stone Harbor)	182,149	1,916,203

High Yield, Class NAV (WAMCO)	266,629	2,412,996

Multi Sector Bond, Class NAV (Stone Harbor)	281,683	2,909,790

Real Return Bond, Class NAV (PIMCO)	76,254	993,587

Spectrum Income, Class NAV (T. Rowe Price)	263,091	2,909,790

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	382,748	4,187,259

Total Return, Class NAV (PIMCO)	184,087	2,696,878

U.S. High Yield Bond, Class NAV (Wells Capital)	188,221	2,412,996

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant) (I)	1,508,623	14,196,142

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	665,236	7,098,071

Total investments
(Cost $647,057,324) 100.0%		$709,675,995
Other assets and liabilities, net 0.0%		5,921

TOTAL NET ASSETS 100.0%		$709,681,916

Percentages are based upon net assets.

Retirement Living through 2030 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 100.0%

EQUITY 86.7%

John Hancock Funds II (G) 80.6%

All Cap Value, Class NAV (Lord Abbett)	952,105	$10,368,424

Alpha Opportunities, Class NAV (Wellington)	1,843,801	19,654,923

Blue Chip Growth, Class NAV (T. Rowe Price)	1,045,064	25,154,694

Capital Appreciation, Class NAV (Jennison)	1,657,717	21,367,967

Capital Appreciation Value, Class NAV
(T. Rowe Price)	4,146,405	46,522,662

China Emerging Leaders, Class NAV (Atlantis) (I)	844,103	7,993,652

Emerging Markets, Class NAV (DFA)	5,404,050	51,932,924

Equity-Income, Class NAV (T. Rowe Price)	1,152,337	17,941,879

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	786,674	8,307,274

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,135,413	12,171,627

Fundamental Value, Class NAV (Davis)	941,801	14,786,272

Global Real Estate, Class NAV (Deutsche)	1,421,188	11,270,025

Health Sciences, Class NAV (T. Rowe Price) (I)	987,155	13,524,030

Heritage, Class NAV (American Century)	363,928	2,794,966

International Growth Stock, Class NAV (Invesco)	538,146	5,860,413

International Small Cap, Class NAV (Franklin)	557,953	7,934,097

International Small Company, Class NAV (DFA)	1,045,336	7,934,097

International Value, Class NAV (Franklin)	905,783	11,720,826

Mid Cap Stock, Class NAV (Wellington)	691,194	12,261,787

Mid Value, Class NAV (T. Rowe Price)	829,059	10,819,224

Mutual Shares, Class NAV (Franklin)	550,237	6,311,214

Natural Resources, Class NAV (Wellington)	1,075,871	17,310,758

Real Estate Equity, Class NAV (T. Rowe Price)	469,584	4,508,010

Redwood, Class NAV (RCM)	836,365	9,016,020

Small Cap Growth, Class NAV (Wellington)	283,391	2,434,325

Small Cap Value, Class NAV (Wellington)	163,235	2,704,806

Small Company Growth, Class NAV (Invesco) (I)	146,602	2,163,845

Small Company Value, Class NAV (T. Rowe Price)	149,989	4,057,209

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	218,691	1,983,524

Strategic Equity Allocation, Class NAV
(John Hancock2) (A)(I)	31,171,939	318,265,499

U.S. Equity, Class NAV (GMO)	2,854,553	32,998,632

Value, Class NAV (Invesco)	450,351	4,508,010

John Hancock Funds III (G) 6.1%

Disciplined Value, Class NAV (Robeco) (I)	588,279	8,294,738

Global Shareholder Yield, Class NAV (Epoch)	2,040,850	20,286,045

International Core, Class NAV (GMO)	254,538	6,852,175

International Value Equity, Class NAV
(John Hancock1) (A)	441,740	3,516,248

Strategic Growth, Class NAV (John Hancock1) (A)	1,372,498	16,318,996

FIXED INCOME 10.3%

John Hancock Funds II (G) 10.3%

Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	878,351	9,196,340

Floating Rate Income, Class NAV (WAMCO)	1,877,938	17,671,399

Global Bond, Class NAV (PIMCO)	302,882	3,876,889

Global High Yield, Class NAV (Stone Harbor)	557,073	5,860,413

High Yield, Class NAV (WAMCO)	816,921	7,393,136

Multi Sector Bond, Class NAV (Stone Harbor)	811,704	8,384,898

Real Return Bond, Class NAV (PIMCO)	228,341	2,975,287

Spectrum Income, Class NAV (T. Rowe Price)	758,128	8,384,898

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,104,339	12,081,467

Total Return, Class NAV (PIMCO)	627,737	9,196,340

U.S. High Yield Bond, Class NAV (Wells Capital)	576,688	7,393,136

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant) (I)	1,916,496	18,034,231

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	845,090	9,017,116

Total investments
(Cost $822,182,985) 100.0%		$901,317,367
Other assets and liabilities, net 0.0%		13,647

TOTAL NET ASSETS 100.0%		$901,331,014

Percentages are based upon net assets.

See notes to financial statements

30	Retirement Living Portfolios | Annual report

Retirement Living through 2025 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 100.0%

EQUITY 78.7%

John Hancock Funds II (G) 73.9%

All Cap Value, Class NAV (Lord Abbett)	971,011	$10,574,305

Alpha Opportunities, Class NAV (Wellington)	1,924,994	20,520,432

Blue Chip Growth, Class NAV (T. Rowe Price)	1,056,965	25,441,150

Capital Appreciation, Class NAV (Jennison)	1,681,310	21,672,091

Capital Appreciation Value, Class NAV (T. Rowe Price)	4,898,881	54,965,448

China Emerging Leaders, Class NAV (Atlantis) (I)	840,222	7,956,903

Disciplined Value, Class NAV (Robeco) (I)	601,446	8,480,383

Emerging Markets, Class NAV (DFA)	5,370,986	51,615,173

Equity-Income, Class NAV (T. Rowe Price)	1,170,014	18,217,120

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	932,918	9,851,619

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,162,205	12,458,835

Fundamental Value, Class NAV (Davis)	980,275	15,390,325

Global Real Estate, Class NAV (Deutsche)	1,650,317	13,087,011

Health Sciences, Class NAV (T. Rowe Price) (I)	955,256	13,087,011

International Growth Stock, Class NAV (Invesco)	519,154	5,653,589

International Small Cap, Class NAV (Franklin)	530,107	7,538,119

International Small Company, Class NAV (DFA)	993,164	7,538,119

International Value, Class NAV (Franklin)	881,907	11,411,874

Mid Cap Stock, Class NAV (Wellington)	861,648	15,285,629

Mid Value, Class NAV (T. Rowe Price)	826,337	10,783,697

Mutual Shares, Class NAV (Franklin)	565,925	6,491,158

Natural Resources, Class NAV (Wellington)	1,210,284	19,473,473

Real Estate Equity, Class NAV (T. Rowe Price)	545,292	5,234,805

Redwood, Class NAV (RCM)	971,207	10,469,609

Small Cap Growth, Class NAV (Wellington)	231,575	1,989,226

Small Company Growth, Class NAV (Invesco) (I)	120,585	1,779,834

Small Company Value, Class NAV (T. Rowe Price)	209,005	5,653,589

Smaller Company Growth, Class NAV
(Frontier/John Hancock2/Perimeter) (A)	184,690	1,675,137

Strategic Equity Allocation Fund, Class NAV
(John Hancock1) (A)(I)	32,926,459	336,179,147

U.S. Equity, Class NAV (GMO)	3,360,056	38,842,250

Value, Class NAV (Invesco)	449,743	4,501,932

John Hancock Funds III (G) 4.8%

Global Shareholder Yield, Class NAV (Epoch)	2,401,480	23,870,709

International Core, Class NAV (GMO)	248,906	6,700,550

International Value Equity, Class NAV
(John Hancock1) (A)	434,042	3,454,971

Strategic Growth, Class NAV (John Hancock1) (A)	1,400,057	16,646,678

FIXED INCOME 18.2%
John Hancock Funds II (G) 18.2%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	1,954,927	20,468,086

Floating Rate Income, Class NAV (WAMCO)	3,738,351	35,177,886

Global Bond, Class NAV (PIMCO)	662,530	8,480,383

Global High Yield, Class NAV (Stone Harbor)	1,084,779	11,411,874

High Yield, Class NAV (WAMCO)	1,567,549	14,186,320

Multi Sector Bond, Class NAV (Stone Harbor)	1,682,435	17,379,551

Real Return Bond, Class NAV (PIMCO)	498,170	6,491,158

Spectrum Income, Class NAV (T. Rowe Price)	1,571,388	17,379,551

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,277,666	24,917,670

Total Return, Class NAV (PIMCO)	1,397,139	20,468,086

U.S. High Yield Bond, Class NAV (Wells Capital)	1,106,577	14,186,320

ALTERNATIVE 3.1%

John Hancock Funds II (G) 3.1%

Currency Strategies, Class NAV (First Quadrant) (I)	2,258,843	21,255,712

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	1,010,770	10,784,918

Total investments
(Cost $958,074,850) 100.0%		$1,047,079,416
Other assets and liabilities, net 0.0%		(4,224)

TOTAL NET ASSETS 100.0%		$1,047,075,192

Percentages are based upon net assets.

Retirement Living through 2020 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 100.0%

EQUITY 67.8%

John Hancock Funds II (G) 63.4%

All Cap Value, Class NAV (Lord Abbett)	745,278	$8,116,080

Alpha Opportunities, Class NAV (Wellington)	888,251	9,468,760

Blue Chip Growth, Class NAV (T. Rowe Price)	778,740	18,744,281

Capital Appreciation, Class NAV (Jennison)	1,236,796	15,942,300

Capital Appreciation Value, Class NAV (T. Rowe Price)	4,495,155	50,435,641

China Emerging Leaders, Class NAV (Atlantis) (I)	631,819	5,983,322

Disciplined Value, Class NAV (Robeco) (I)	459,116	6,473,540

Emerging Markets Class NAV (DFA)	4,009,337	38,529,730

Equity-Income, Class NAV (T. Rowe Price)	906,006	14,106,520

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	853,521	9,013,187

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	892,293	9,565,380

Fundamental Value, Class NAV (Davis)	455,406	7,149,880

Global Real Estate, Class NAV (Deutsche)	1,523,014	12,077,500

Health Sciences, Class NAV (T. Rowe Price) (I)	881,569	12,077,500

International Growth Stock, Class NAV (Invesco)	417,001	4,541,140

International Small Cap, Class NAV (Franklin)	407,679	5,797,200

International Small Company, Class NAV (DFA)	762,469	5,787,139

International Value, Class NAV (Franklin)	686,943	8,889,040

Mid Cap Stock, Class NAV (Wellington)	615,449	10,918,060

Mid Value, Class NAV (T. Rowe Price)	592,307	7,729,600

Mutual Shares, Class NAV (Franklin)	429,609	4,927,620

Natural Resources, Class NAV (Wellington)	966,801	15,555,820

Real Estate Equity, Class NAV (T. Rowe Price)	503,229	4,831,000

Redwood, Class NAV (RCM)	896,289	9,662,000

Small Cap Growth, Class NAV (Wellington)	517,406	4,444,520

Small Company Value, Class NAV (T. Rowe Price)	167,879	4,541,140

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)(I)	26,270,042	268,217,128

U.S. Equity, Class NAV (GMO)	3,092,509	35,749,409

Value, Class NAV (Invesco)	308,875	3,091,840

John Hancock Funds III (G) 4.4%

Global Shareholder Yield, Class NAV (Epoch)	2,206,513	21,932,741

International Core, Class NAV (GMO)	193,535	5,209,973

International Value Equity, Class NAV
(John Hancock1) (A)	339,869	2,705,360

Strategic Growth, Class NAV (John Hancock1) (A)	1,032,022	12,270,740

FIXED INCOME 28.9%

John Hancock Funds II (G) 28.9%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	3,414,460	35,749,401

Floating Rate Income, Class NAV (WAMCO)	5,000,419	47,053,941

Global Bond, Class NAV (PIMCO)	1,124,717	14,396,380

Global High Yield, Class NAV (Stone Harbor)	1,322,555	13,913,280

High Yield, Class NAV (WAMCO)	1,932,400	17,488,220

Multi Sector Bond, Class NAV (Stone Harbor)	2,450,575	25,314,441

Real Return Bond, Class NAV (PIMCO)	830,502	10,821,440

Spectrum Income, Class NAV (T. Rowe Price)	2,288,828	25,314,441

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	3,320,761	36,329,121

Total Return, Class NAV (PIMCO)	2,440,232	35,749,401

U.S. High Yield Bond, Class NAV (Wells Capital)	1,364,136	17,488,220

ALTERNATIVE 3.3%

John Hancock Funds II (G) 3.3%

Currency Strategies, Class NAV (First Quadrant) (I)	2,218,145	20,872,747

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	1,039,854	11,095,247

Total investments
(Cost $884,142,368) 100.0%		$966,071,371
Other assets and liabilities, net 0.0%		(32,945)

TOTAL NET ASSETS 100.00%		$966,038,426

Percentages are based upon net assets.

See notes to financial statements

Annual report | Retirement Living Portfolios	31

Retirement Living through 2015 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 100.0%

EQUITY 55.8%

John Hancock Funds II (G) 51.5%

All Cap Value, Class NAV (Lord Abbett)	368,098	$4,008,583

Alpha Opportunities, Class NAV (Wellington)	270,278	2,881,169

Blue Chip Growth, Class NAV (T. Rowe Price)	361,701	8,706,140

Capital Appreciation Value, Class NAV (T. Rowe Price)	2,489,733	27,934,810

Capital Appreciation, Class NAV (Jennison)	578,236	7,453,458

China Emerging Leaders, Class NAV (Atlantis) (I)	304,242	2,881,169

Emerging Markets, Class NAV (DFA)	1,948,761	18,727,597

Equity-Income, Class NAV (T. Rowe Price)	450,547	7,015,019

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	556,844	5,880,275

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	438,205	4,697,558

Fundamental Value, Class NAV (Davis)	143,620	2,254,828

Global Real Estate, Class NAV (Deutsche)	947,805	7,516,092

Health Sciences, Class NAV (T. Rowe Price) (I)	571,479	7,829,263

International Growth Stock, Class NAV (Invesco)	212,806	2,317,462

International Small Cap, Class NAV (Franklin)	200,412	2,849,852

International Small Company, Class NAV (DFA)	375,475	2,849,852

International Value, Class NAV (Franklin)	363,026	4,697,558

Mid Cap Stock, Class NAV (Wellington)	282,454	5,010,728

Mid Value, Class NAV (T. Rowe Price)	273,574	3,570,144

Mutual Shares, Class NAV (Franklin)	212,967	2,442,730

Natural Resources, Class NAV (Wellington)	517,734	8,330,336

Real Estate Equity, Class NAV (T. Rowe Price)	326,219	3,131,705

Redwood, Class NAV (RCM)	581,021	6,263,410

Small Cap Growth, Class NAV (Wellington)	273,432	2,348,779

Small Company Value, Class NAV (T. Rowe Price)	86,831	2,348,779

Strategic Equity Allocation, Class NAV
(John Hancock2) (A)(I)	14,115,678	144,121,069

U.S. Equity, Class NAV (GMO)	1,972,216	22,798,813

Value, Class NAV (Invesco)	143,915	1,440,584

John Hancock Funds III (G) 4.3%

Disciplined Value, Class NAV (Robeco)	226,549	3,194,339

Global Shareholder Yield, Class NAV (Epoch)	1,411,473	14,030,039

International Core, Class NAV (GMO)	102,374	2,755,900

International Value Equity, Class NAV
(John Hancock1) (A)	173,109	1,377,950

Strategic Growth, Class NAV (John Hancock1) (A)	479,369	5,699,703

FIXED INCOME 40.7%

John Hancock Funds II (G) 40.7%

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	3,616,267	37,862,313

Floating Rate Income, Class NAV (WAMCO)	4,299,854	40,461,630

Global Bond, Class NAV (PIMCO)	1,066,737	13,654,234

Global High Yield, Class NAV (Stone Harbor)	1,065,732	11,211,504

High Yield, Class NAV (WAMCO)	1,567,583	14,186,624

Multi Sector Bond, Class NAV (Stone Harbor)	2,328,315	24,051,495

Real Return Bond, Class NAV (PIMCO)	764,299	9,958,822

Spectrum Income, Class NAV (T. Rowe Price)	2,174,638	24,051,495

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,507,654	27,433,737

Total Return, Class NAV (PIMCO)	2,584,458	37,862,315

U.S. High Yield Bond, Class NAV (Wells Capital)	1,106,601	14,186,624

ALTERNATIVE 3.5%

John Hancock Funds II (G) 3.5%

Currency Strategies, Class NAV (First Quadrant) (I)	1,518,050	14,284,847

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	744,460	7,943,392

Total investments
(Cost $575,310,997) 100.0%		$626,514,725
Other assets and liabilities, net 0.0%		(15,764)

TOTAL NET ASSETS 100.0%		$626,498,961

Percentages are based upon net assets.

Retirement Living through 2010 Portfolio
As of 8-31-12

	Shares	Value

Affiliated Investment Companies — 100.0%

EQUITY 45.2%

John Hancock Funds II (G) 41.7%

All Cap Value, Class NAV (Lord Abbett)	199,529	$2,172,876

Alpha Opportunities, Class NAV (Wellington)	111,909	1,192,951

Blue Chip Growth, Class NAV (T. Rowe Price)	175,236	4,217,934

Capital Appreciation Value, Class NAV (T. Rowe Price)	1,465,747	16,445,682

Capital Appreciation, Class NAV (Jennison)	277,646	3,578,853

China Emerging Leaders, Class NAV (Atlantis) (I)	143,911	1,362,840

Emerging Markets, Class NAV (DFA)	904,537	8,692,602

Equity-Income, Class NAV (T. Rowe Price)	238,065	3,706,669

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	329,337	3,477,795

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	234,489	2,513,718

Fundamental Value, Class NAV (Davis)	59,702	937,319

Global Real Estate, Class NAV (Deutsche)	580,250	4,601,382

Health Sciences, Class NAV (T. Rowe Price) (I)	388,735	5,325,674

International Growth Stock, Class NAV (Invesco)	109,299	1,190,270

International Small Cap, Class NAV (Franklin)	97,375	1,384,675

International Small Company, Class NAV (DFA)	182,165	1,382,630

International Value, Class NAV (Franklin)	187,674	2,428,507

Mid Cap Stock, Class NAV (Wellington)	151,304	2,684,140

Mid Value, Class NAV (T. Rowe Price)	205,681	2,684,140

Mutual Shares, Class NAV (Franklin)	115,150	1,320,767

Natural Resources, Class NAV (Wellington)	283,330	4,558,777

Real Estate Equity, Class NAV (T. Rowe Price)	221,903	2,130,270

Redwood, Class NAV (RCM)	395,226	4,260,539

Small Cap Growth, Class NAV (Wellington)	116,557	1,001,227

Small Company Value, Class NAV (T. Rowe Price)	37,014	1,001,227

Strategic Equity Allocation, Class NAV
(John Hancock2) (A)(I)	7,857,586	80,225,954

U.S. Equity, Class NAV (GMO)	1,160,960	13,420,699

John Hancock Funds III (G) 3.5%

Disciplined Value, Class NAV (Robeco)	123,888	1,746,821

Global Shareholder Yield, Class NAV (Epoch)	831,534	8,265,446

International Core, Class NAV (GMO)	52,065	1,401,600

International Value Equity, Class NAV
(John Hancock1) (A)	96,187	765,651

Strategic Growth, Class NAV (John Hancock1) (A)	229,331	2,726,745

FIXED INCOME 51.1%

John Hancock Funds II (G) 51.1%

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	3,650,147	38,217,036

Floating Rate Income, Class NAV (WAMCO)	3,504,418	32,976,574

Global Bond, Class NAV (PIMCO)	898,707	11,503,456

Global High Yield, Class NAV (Stone Harbor)	826,188	8,691,500

High Yield, Class NAV (WAMCO)	1,219,315	11,034,797

Multi Sector Bond, Class NAV (Stone Harbor)	1,790,004	18,490,740

Real Return Bond, Class NAV (PIMCO)	604,912	7,881,998

Spectrum Income, Class NAV (T. Rowe Price)	1,671,857	18,490,740

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,931,652	21,132,275

Total Return, Class NAV (PIMCO)	2,608,671	38,217,037

U.S. High Yield Bond, Class NAV (Wells Capital)	860,749	11,034,797

ALTERNATIVE 3.7%

John Hancock Funds II (G) 3.7%

Currency Strategies, Class NAV (First Quadrant) (I)	1,064,294	10,015,009

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	527,221	5,625,452

Total investments
(Cost $394,930,059) 100.0%		$426,117,791
Other assets and liabilities, net 0.0%		(9,081)

TOTAL NET ASSETS 100.0%		$426,108,710

Percentages are based upon net assets.

See notes to financial statements

32	Retirement Living Portfolios | Annual report

Footnote Legend:

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

See notes to financial statements

Annual report | Retirement Living Portfolios	33

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 8-31-12

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement Living	Retirement Living	Retirement Living
	through 2050	through 2045	through 2040
	Portfolio	Portfolio	Portfolio

Assets

Investments in affiliated funds, at value	$52,459,085	$550,265,475	$549,831,588
Cash	13,316	2,875	3,032
Receivable for investments sold	—	10,286,988	5,823,238
Receivable for fund shares sold	79,835	51,142	34,159
Dividends and interest receivable	5,224	62,511	61,945
Receivable due from adviser	13,806	305	305
Other assets	81,774	41,550	41,907

Total assets	52,653,040	560,710,846	555,796,174

Liabilities

Payable for investments purchased	81,526	48,537	48,109
Payable for fund shares repurchased	2,000	10,324,198	5,840,553
Payable to affiliates
Accounting and legal services fees	978	11,845	11,710
Transfer agent fees	92	2,914	3,136
Trustees’ fees	2	26	25
Distribution and service fees	—	1,516	2,710
Other liabilities and accrued expenses	46,601	47,327	49,319

Total liabilities	131,199	10,436,363	5,955,562

Net assets

Paid-in capital	$50,454,589	$480,246,536	$483,193,854
Undistributed net investment income	22,811	329,403	308,161
Accumulated net realized gain on investments	359,750	20,729,685	18,465,355
Net unrealized appreciation (depreciation) on investments	1,684,691	48,968,859	47,873,242

Net assets	$52,521,841	$550,274,483	$549,840,612

Investments in affiliated funds, at cost	$50,774,394	$501,296,616	$501,958,346

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$503,100	$17,139,893	$18,146,077
Shares outstanding	52,920	1,734,624	1,835,554
Net asset value and redemption price per share	$9.51	$9.88	$9.89
Class R1: Net assets	$100,023	$1,254,296	$1,845,532
Shares outstanding	10,533	127,231	187,138
Net asset value, offering price and redemption price per share	$9.50	$9.86	$9.86
Class R2: Net assets	$99,876	$99,846	$99,845
Shares outstanding	10,504	10,081	10,081
Net asset value, offering price and redemption price per share	$9.51	$9.90	$9.90
Class R3: Net assets	$99,801	$1,101,724	$2,766,156
Shares outstanding	10,504	111,677	280,651
Net asset value, offering price and redemption price per share	$9.50	$9.87	$9.86
Class R4: Net assets	$99,976	$677,485	$504,524
Shares outstanding	10,504	68,405	50,963
Net asset value, offering price and redemption price per share	$9.52	$9.90	$9.90
Class R5: Net assets	$107,643	$1,633,121	$3,371,164
Shares outstanding	11,296	164,331	339,205
Net asset value, offering price and redemption price per share	$9.53	$9.94	$9.94
Class R6: Net assets	$100,126	$107,101	$107,097
Shares outstanding	10,504	10,787	10,787
Net asset value, offering price and redemption price per share	$9.53	$9.93	$9.93
Class 1: Net assets	$51,411,296	$528,261,017	$523,000,217
Shares outstanding	5,397,412	53,177,670	52,664,256
Net asset value, offering price and redemption price per share	$9.53	$9.93	$9.93

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.01	$10.40	$10.41

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

34	Retirement Living Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 8-31-12

Continued

	Retirement Living	Retirement Living	Retirement Living
	through 2035	through 2030	through 2025
	Portfolio	Portfolio	Portfolio

Assets

Investments in affiliated funds, at value	$709,675,995	$901,317,367	$1,047,079,416
Cash	3,015	3,224	2,974
Receivable for investments sold	6,724,394	9,207,178	8,121,009
Receivable for fund shares sold	160,054	59,116	52,927
Dividends and interest receivable	80,317	203,365	383,889
Receivable due from adviser	306	313	331
Other assets	42,403	42,434	44,628

Total assets	716,686,484	910,832,997	1,055,685,174

Liabilities

Payable for investments purchased	62,313	185,630	370,985
Payable for fund shares repurchased	6,870,167	9,231,659	8,153,019
Payable to affiliates
Accounting and legal services fees	15,223	19,263	22,345
Transfer agent fees	4,185	5,614	6,603
Trustees’ fees	33	42	48
Distribution and service fees	3,080	4,074	4,122
Other liabilities and accrued expenses	49,567	55,701	52,860

Total liabilities	7,004,568	9,501,983	8,609,982

Net assets

Paid-in capital	$625,647,371	$799,063,363	$938,143,818
Undistributed net investment income	428,279	1,905,811	4,209,631
Accumulated net realized gain on investments	20,987,595	21,227,458	15,717,177
Net unrealized appreciation (depreciation) on investments	62,618,671	79,134,382	89,004,566

Net assets	$709,681,916	$901,331,014	$1,047,075,192

Investments in affiliated funds, at cost	$647,057,324	$822,182,985	$958,074,850

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$23,815,827	$32,159,805	$38,079,639
Shares outstanding	2,401,296	3,263,368	3,842,024
Net asset value and redemption price per share	$9.92	$9.85	$9.91
Class R1: Net assets	$2,475,009	$2,741,880	$2,645,758
Shares outstanding	250,098	279,383	268,145
Net asset value, offering price and redemption price per share	$9.90	$9.81	$9.87
Class R2: Net assets	$99,843	$100,187	$100,648
Shares outstanding	10,040	10,204	10,194
Net asset value, offering price and redemption price per share	$9.94	$9.82	$9.87
Class R3: Net assets	$2,376,388	$3,145,902	$3,650,057
Shares outstanding	239,830	320,264	369,605
Net asset value, offering price and redemption price per share	$9.91	$9.82	$9.88
Class R4: Net assets	$1,146,143	$497,827	$1,415,756
Shares outstanding	115,082	50,628	143,033
Net asset value, offering price and redemption price per share	$9.96	$9.83	$9.90
Class R5: Net assets	$3,542,526	$6,776,749	$8,683,121
Shares outstanding	355,269	687,919	877,001
Net asset value, offering price and redemption price per share	$9.97	$9.85	$9.90
Class R6: Net assets	$107,108	$107,024	$106,892
Shares outstanding	10,741	10,870	10,799
Net asset value, offering price and redemption price per share	$9.97	$9.85	$9.90
Class 1: Net assets	$676,119,072	$855,801,640	$992,393,321
Shares outstanding	67,796,724	86,912,545	100,242,120
Net asset value, offering price and redemption price per share	$9.97	$9.85	$9.90

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.44	$10.37	$10.43

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

Annual report | Retirement Living Portfolios	35

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 8-31-12

Continued

	Retirement Living	Retirement Living	Retirement Living
	through 2020	through 2015	through 2010
	Portfolio	Portfolio	Portfolio

Assets

Investments in affiliated funds, at value	$966,071,371	$626,514,725	$426,117,791
Cash	3,479	2,622	2,300
Receivable for investments sold	4,325,125	3,933,469	2,011,310
Receivable for fund shares sold	39,840	25,251	25,134
Dividends and interest receivable	510,394	423,654	333,661
Receivable due from adviser	319	310	308
Other assets	41,995	41,203	42,501

Total assets	970,992,523	630,941,234	428,533,005

Liabilities

Payable for investments purchased	507,162	426,959	338,464
Payable for fund shares repurchased	4,361,782	3,945,309	2,023,943
Payable to affiliates
Accounting and legal services fees	20,707	13,582	9,301
Transfer agent fees	6,720	5,448	3,676
Trustees’ fees	45	29	20
Distribution and service fees	4,564	3,052	1,532
Other liabilities and accrued expenses	53,117	47,894	47,359

Total liabilities	4,954,097	4,442,273	2,424,295

Net assets

Paid-in capital	$862,585,354	$568,660,628	$374,200,218
Undistributed net investment income	6,119,460	5,371,558	4,556,692
Accumulated net realized gain on investments	15,404,609	1,263,047	16,164,068
Net unrealized appreciation (depreciation) on investments	81,929,003	51,203,728	31,187,732

Net assets	$966,038,426	$626,498,961	$426,108,710

Investments in affiliated funds, at cost	$884,142,368	$575,310,997	$394,930,059

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$37,860,126	$31,142,521	$21,844,592
Shares outstanding	3,784,127	3,127,960	2,160,135
Net asset value and redemption price per share	$10.00	$9.96	$10.11
Class R1: Net assets	$2,703,555	$1,329,936	$379,228
Shares outstanding	271,058	133,905	37,634
Net asset value, offering price and redemption price per share	$9.97	$9.93	$10.08
Class R2: Net assets	$101,217	$101,834	$102,409
Shares outstanding	10,142	10,246	10,132
Net asset value, offering price and redemption price per share	$9.98	$9.94	$10.11
Class R3: Net assets	$4,493,319	$5,485,429	$1,765,402
Shares outstanding	450,074	552,185	174,941
Net asset value, offering price and redemption price per share	$9.98	$9.93	$10.09
Class R4: Net assets	$797,262	$68,424	$406,780
Shares outstanding	79,826	6,876	40,212
Net asset value, offering price and redemption price per share	$9.99	$9.95	$10.12
Class R5: Net assets	$10,119,993	$5,379,693	$4,614,467
Shares outstanding	1,010,084	539,473	455,729
Net asset value, offering price and redemption price per share	$10.02	$9.97	$10.13
Class R6: Net assets	$106,472	$106,038	$105,556
Shares outstanding	10,638	10,638	10,417
Net asset value, offering price and redemption price per share	$10.01	$9.97	$10.13
Class 1: Net assets	$909,856,482	$582,885,086	$396,890,276
Shares outstanding	90,881,756	58,469,876	39,173,140
Net asset value, offering price and redemption price per share	$10.01	$9.97	$10.13

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.53	$10.48	$10.64

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

36	Retirement Living Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the year ended 8-31-12

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement
	Living through	Living through	Living through
	2050 Portfolio	2045 Portfolio	2040 Portfolio

Investment income

Income distributions received from affiliated underlying funds	$272,237	$7,071,427	$6,936,834

Expenses

Investment management fees	16,673	312,844	307,666
Distribution and service fees	14,439	303,481	313,295
Transfer agent fees	358	29,526	32,267
Accounting and legal services fees	3,607	71,141	69,735
State registration fees	56,460	93,309	92,843
Professional fees	40,217	50,555	50,729
Printing and postage	374	7,632	7,104
Custodian fees	12,000	12,000	12,000
Trustees’ fees	201	4,507	4,418
Registration and filing fees	22,920	28,514	31,289
Other	4,964	9,270	9,327

Total expenses before reductions and amounts recaptured	172,213	922,779	930,673

Net expense reductions and amounts recaptured	(127,408)	(113,323)	(113,526)
Total expenses	44,805	809,456	817,147

Net investment income	227,432	6,261,971	6,119,687

Realized and unrealized gain (loss)

Net realized gain on
Investments in affiliated underlying funds	217,696	30,962,716	29,175,943
Capital gain distributions received from affiliated underlying funds	247,050	7,079,854	6,950,144
	464,746	38,042,570	36,126,087
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	2,039,022	656,104	2,259,752

Net realized and unrealized gain	2,503,768	38,698,674	38,385,839

Increase in net assets from operations	$2,731,200	$44,960,645	$44,505,526

See notes to financial statements

Annual report | Retirement Living Portfolios	37

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the year ended 8-31-12

Continued

	Retirement	Retirement	Retirement
	Living through	Living through	Living through
	2035 Portfolio	2030 Portfolio	2025 Portfolio

Investment income

Income distributions received from affiliated underlying funds	$9,021,379	$13,465,828	$18,736,307

Expenses

Investment management fees	400,221	508,150	584,552
Distribution and service fees	402,684	515,100	591,572
Transfer agent fees	42,148	58,720	66,217
Accounting and legal services fees	90,526	114,994	132,744
State registration fees	93,335	93,966	96,695
Professional fees	52,378	54,659	56,201
Printing and postage	7,498	8,756	9,802
Custodian fees	12,000	12,000	12,000
Trustees’ fees	5,753	7,329	8,463
Registration and filing fees	30,672	34,773	32,241
Other	10,421	11,195	11,717

Total expenses before reductions and amounts recaptured	1,147,636	1,419,642	1,602,204

Net expense reductions and amounts recaptured	(117,352)	(124,399)	(129,579)
Total expenses	1,030,284	1,295,243	1,472,625

Net investment income	7,991,095	12,170,585	17,263,682

Realized and unrealized gain (loss)

Net realized gain on
Investments in affiliated underlying funds	37,425,342	47,058,958	53,256,405
Capital gain distributions received from affiliated underlying funds	9,039,335	10,863,116	11,477,251
	46,464,677	57,922,074	64,733,656
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	3,219,816	3,747,688	4,428,869

Net realized and unrealized gain	49,684,493	61,669,762	69,162,525

Increase in net assets from operations	$57,675,588	$73,840,347	$86,426,207

See notes to financial statements

38	Retirement Living Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the year ended 8-31-12

Continued

	Retirement	Retirement	Retirement
	Living through	Living through	Living through
	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated underlying funds	$21,469,119	$16,882,533	$13,816,192

Expenses

Investment management fees	549,376	356,526	258,265
Distribution and service fees	571,604	402,016	276,794
Transfer agent fees	71,946	57,801	39,960
Accounting and legal services fees	124,800	83,369	60,635
State registration fees	95,885	94,319	93,187
Professional fees	55,567	51,813	50,205
Printing and postage	10,061	8,872	7,561
Custodian fees	12,000	12,000	12,000
Trustees’ fees	7,976	5,342	3,909
Registration and filing fees	33,203	29,372	26,758
Other	11,581	10,380	9,449

Total expenses before reductions and amounts recaptured	1,543,999	1,111,810	838,723

Net expense reductions and amounts recaptured	(128,596)	(108,749)	(105,257)
Total expenses	1,415,403	1,003,061	733,466

Net investment income	20,053,716	15,879,472	13,082,726

Realized and unrealized gain (loss)

Net realized gain on
Investments in affiliated underlying funds	55,988,955	37,890,395	28,786,623
Capital gain distributions received from affiliated underlying funds	10,033,444	6,363,896	3,775,331
	66,022,399	44,254,291	32,561,954
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(4,413,558)	(6,030,483)	(6,267,299)

Net realized and unrealized gain	61,608,841	38,223,808	26,294,655

Increase in net assets from operations	$81,662,557	$54,103,280	$39,377,381

See notes to financial statements

Annual report | Retirement Living Portfolios	39

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Retirement Living through 2050 Portfolio		Retirement Living through 2045 Portfolio
	Year ended 8-31-12	Period ended 8-31-11[1]	Year ended 8-31-12	Year ended 8-31-11
Increase (decrease) in net assets

From operations

Net investment income/(loss)	$227,432	($54)	$6,261,971	$4,496,597

Net realized gain (loss)	464,746	(2,159)	38,042,570	8,207,374

Change in net unrealized appreciation	2,039,022	(354,331)	656,104	34,438,736
(depreciation)

Increase (decrease) in net assets
resulting from operations	2,731,200	(356,544)	44,960,645	47,142,707

Distributions to shareholders

From net investment income
Class A	—	—	(99,170)	(55,685)
Class R1	—	—	(8,754)	(5,093)
Class R3	—	—	(7,054)	(4,419)
Class R4	—	—	(5,554)	(2,925)
Class R5	—	—	(13,429)	(5,796)
Class R6	—	—	(1,321)	—
Class 1	(204,747)	—	(5,881,017)	(4,453,329)
From net realized gain
Class A	—	—	(75,427)	(59,552)
Class R1	—	—	(8,254)	(6,741)
Class R3	—	—	(5,734)	(5,045)
Class R4	—	—	(3,359)	(2,487)
Class R5	—	—	(6,211)	(3,787)
Class R6	—	—	(611)	—
Class 1	(102,817)	—	(2,830,805)	(3,021,240)

Total distributions	(307,564)	—	(8,946,700)	(7,626,099)
From Portfolio share transactions	43,706,986	6,747,763	57,346,274	99,793,322

Total increase	46,130,622	6,391,219	93,360,219	139,309,930

Net assets

Beginning of year	6,391,219	—	456,914,264	317,604,334

End of year	$52,521,841	$6,391,219	$550,274,483	$456,914,264

Undistributed net investment
income	$22,811	$107	$329,403	$85,448

1 Period from 4-29-11 (commencement of operations) to 8-31-11.

See notes to financial statements

40	Retirement Living Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living through 2040 Portfolio		Retirement Living through 2035 Portfolio
	Year ended 8-31-12	Year ended 8-31-11	Year ended 8-31-12	Year ended 8-31-11

Increase (decrease) in net assets

From operations

Net investment income	$6,119,687	$4,449,461	$7,991,095	$5,950,611

Net realized gain	36,126,087	8,043,061	46,464,677	10,846,119

Change in net unrealized appreciation
(depreciation)	2,259,752	35,409,838	3,219,816	47,912,470

Increase in net assets resulting
from operations	44,505,526	47,902,360	57,675,588	64,709,200

Distributions to shareholders

From net investment income
Class A	(107,281)	(62,031)	(141,216)	(85,254)
Class R1	(10,712)	(6,192)	(14,630)	(10,397)
Class R3	(18,911)	(12,677)	(13,392)	(8,973)
Class R4	(4,065)	(1,673)	(9,921)	(7,363)
Class R5	(20,698)	(8,720)	(14,386)	(11,729)
Class R6	(1,317)	—	(1,325)	—
Class 1	(5,723,133)	(4,398,788)	(7,483,861)	(5,881,665)
From net realized gain
Class A	(81,811)	(66,473)	(107,119)	(90,510)
Class R1	(10,138)	(8,213)	(13,743)	(13,634)
Class R3	(15,419)	(14,514)	(11,653)	(10,910)
Class R4	(2,463)	(1,428)	(5,989)	(6,235)
Class R5	(9,581)	(5,700)	(6,647)	(7,618)
Class R6	(610)	—	(612)	—
Class 1	(2,757,661)	(2,991,844)	(3,598,593)	(3,974,505)

Total distributions	(8,763,800)	(7,578,253)	(11,423,087)	(10,108,793)
From Portfolio share transactions	68,046,331	84,361,230	79,494,745	103,687,680

Total increase	103,788,057	124,685,337	125,747,246	158,288,087

Net assets

Beginning of year	446,052,555	321,367,218	583,934,670	425,646,583

End of year	$549,840,612	$446,052,555	$709,681,916	$583,934,670

Undistributed net investment
income	$308,161	$76,370	$428,279	$117,963

See notes to financial statements

Annual report | Retirement Living Portfolios	41

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living through 2030 Portfolio		Retirement Living through 2025 Portfolio
	Year ended 8-31-12	Year ended 8-31-11	Year ended 8-31-12	Year ended 8-31-11

Increase (decrease) in net assets

From operations

Net investment income	$12,170,585	$8,850,131	$17,263,682	$13,189,978

Net realized gain	57,922,074	12,919,505	64,733,656	13,826,153

Change in net unrealized appreciation
(depreciation)	3,747,688	60,349,555	4,428,869	63,847,511

Increase in net assets resulting
from operations	73,840,347	82,119,191	86,426,207	90,863,642

Distributions to shareholders

From net investment income
Class A	(244,919)	(158,609)	(371,076)	(217,660)
Class R1	(19,980)	(14,893)	(31,480)	(20,104)
Class R3	(22,866)	(14,386)	(38,813)	(24,331)
Class R4	(8,754)	(1,523)	(15,188)	(10,866)
Class R5	(35,742)	(24,341)	(67,970)	(51,292)
Class R6	(1,509)	—	(1,846)	—
Class 1	(10,872,087)	(8,400,670)	(15,396,402)	(12,082,965)
From net realized gain
Class A	(141,273)	(139,995)	(144,739)	(141,903)
Class R1	(13,660)	(15,683)	(13,893)	(14,892)
Class R3	(14,724)	(14,235)	(16,411)	(17,241)
Class R4	(4,178)	(1,106)	(5,129)	(6,108)
Class R5	(13,553)	(13,958)	(19,112)	(23,891)
Class R6	(572)	—	(519)	—
Class 1	(4,269,034)	(4,992,230)	(4,453,367)	(5,793,623)

Total distributions	(15,662,851)	(13,791,629)	(20,575,945)	(18,404,876)
From Portfolio share transactions	92,606,571	125,294,452	116,492,830	141,240,583

Total increase	150,784,067	193,622,014	182,343,092	213,699,349

Net assets

Beginning of year	750,546,947	556,924,933	864,732,100	651,032,751

End of year	$901,331,014	$750,546,947	$1,047,075,192	$864,732,100

Undistributed net investment
income	$1,905,811	$943,977	$4,209,631	$2,871,128

See notes to financial statements

42	Retirement Living Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living through 2020 Portfolio		Retirement Living through 2015 Portfolio
	Year ended 8-31-12	Year ended 8-31-11	Year ended 8-31-12	Year ended 8-31-11

Increase (decrease) in net assets

From operations

Net investment income	$20,053,716	$16,960,823	$15,879,472	$14,176,994

Net realized gain	66,022,399	14,752,708	44,254,291	8,426,814

Change in net unrealized appreciation
(depreciation)	(4,413,558)	54,214,074	(6,030,483)	31,661,092

Increase in net assets resulting
from operations	81,662,557	85,927,605	54,103,280	54,264,900

Distributions to shareholders

From net investment income
Class A	(543,673)	(382,737)	(551,553)	(351,388)
Class R1	(41,672)	(32,194)	(36,362)	(29,776)
Class R3	(60,472)	(51,035)	(99,814)	(46,495)
Class R4	(14,621)	(3,004)	(3,501)	(1,727)
Class R5	(102,087)	(63,619)	(44,974)	(28,646)
Class R6	(2,316)	—	(2,809)	—
Class 1	(18,226,043)	(15,220,907)	(14,802,494)	(12,767,901)
From net realized gain
Class A	(154,011)	(184,096)	(116,469)	(122,542)
Class R1	(12,907)	(16,948)	(8,226)	(11,132)
Class R3	(18,164)	(26,047)	(22,056)	(16,975)
Class R4	(3,718)	(1,296)	(679)	(553)
Class R5	(22,511)	(23,761)	(7,771)	(8,162)
Class R6	(511)	—	(485)	—
Class 1	(4,110,255)	(5,814,859)	(2,605,084)	(3,705,993)

Total distributions	(23,312,961)	(21,820,503)	(18,302,277)	(17,091,290)
From Portfolio share transactions	81,438,089	106,449,723	27,311,658	69,579,170

Total increase	139,787,685	170,556,825	63,112,661	106,752,780

Net assets

Beginning of year	826,250,741	655,693,916	563,386,300	456,633,520

End of year	$966,038,426	$826,250,741	$626,498,961	$563,386,300

Undistributed net investment
income	$6,119,460	$5,057,173	$5,371,558	$5,033,862

See notes to financial statements

Annual report | Retirement Living Portfolios	43

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living through 2010 Portfolio
	Year ended 8-31-12	Year ended 8-31-11

Increase (decrease) in net assets

From operations

Net investment income	$13,082,726	$14,742,445

Net realized gain	32,561,954	14,735,661

Change in net unrealized appreciation
(depreciation)	(6,267,299)	21,355,999

Increase in net assets resulting
from operations	39,377,381	50,834,105

Distributions to shareholders

From net investment income
Class A	(485,487)	(289,292)
Class R1	(9,447)	(10,254)
Class R3	(57,755)	(41,261)
Class R4	(9,377)	(2,183)
Class R5	(94,635)	(59,950)
Class R6	(3,361)	—
Class 1	(13,203,532)	(14,508,343)
From net realized gain
Class A	(69,662)	(73,096)
Class R1	(1,432)	(2,740)
Class R3	(8,594)	(10,819)
Class R4	(1,256)	(513)
Class R5	(11,524)	(12,848)
Class R6	(409)	—
Class 1	(1,632,625)	(3,148,858)

Total distributions	(15,589,096)	(18,160,157)
From Portfolio share transactions	(42,190,690)	(47,179,075)

Total decrease	(18,402,405)	(14,505,127)

Net assets

Beginning of year	444,511,115	459,016,242

End of year	$426,108,710	$444,511,115

Undistributed net investment
income	$4,556,692	$5,337,818

See notes to financial statements

44	Retirement Living Portfolios | Annual report

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Living through 2050 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012[3]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[4,5,6]	7.08[7]	0.61[7,8]	(0.16)[5]	1	67

CLASS R1

08-31-2012[3]	9.52	(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21)[5,6]	17.28[7]	0.86[7,8]	(0.28)[5]	—[9]	67

CLASS R2

08-31-2012[3]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[5,6]	16.97[7]	0.61[7,8]	(0.15)[5]	—[9]	67

CLASS R3

08-31-2012[3]	9.52	(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21)[5,6]	17.31[7]	0.76[7,8]	(0.23)[5]	—[9]	67

CLASS R4

08-31-2012[3]	9.52	—[11]	—	—[11]	—	—	—	—	9.52	—[5,6]	17.05[7]	0.41[7,8]	(0.05)[5]	—[9]	67

CLASS R5

08-31-2012[3]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[5,6]	16.34[7]	0.16[7,8]	0.07[5]	—[9]	67

CLASS R6

08-31-2012[3]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[5,6]	16.75[7]	0.11[7,8]	0.10[5]	—[9]	67

CLASS 1

08-31-2012	8.88	0.08	0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25[6]	0.42	0.16[9]	0.86	51	67
08-31-2011[10]	10.00	—[11]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20)[5,6]	4.97[7]	0.16[7,9]	(0.01)[7]	6	4

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 The inception date for Class A, R1, R2, R3, R4, R5 and R6 shares is 3-1-12.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.47% and 0.48%–1.14% for the periods ended 8-31-12 and 8-31-11, respectively.
9 Less than $500,000.
10 The inception date for Class 1 shares is 4-29-11.
11 Less than ($0.005) per share.

See notes to financial statements

Annual report | Retirement Living Portfolios	45

Financial highlights

Continued

Retirement Living through 2045 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012	9.22	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72[4]	0.75[5]	0.59[5]	0.74	17,140	70
08-31-2011	8.11	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37[4]	0.78[5]	0.59[5]	0.53	10,641	16
08-31-2010	7.76	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00[4]	0.85[5]	0.60[5,6]	0.87	6,026	19
08-31-2009	9.56	0.06	(1.69)	(1.63)	(0.08)	(0.09)	—	(0.17)	7.76	(16.60)[4]	1.90[5]	0.63[5]	0.86	3,488	22
08-31-2008	10.94	0.05	(1.21)	(1.16)	(0.06)	(0.16)	—	(0.22)	9.56	(10.83)[4]	1.61[5]	0.66[5,7]	0.44	1,874	16

CLASS R1

08-31-2012	9.21	0.07	0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45[4]	2.05[5]	0.81[5]	0.75	1,254	70
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23[4]	2.27[5]	0.74[5]	0.40	1,063	16
08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88[4]	1.65[5]	0.75[5,8]	0.78	721	19
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)[4]	5.27[5]	0.86[5]	0.87	616	22
08-31-2008	10.92	0.01	(1.19)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.52	(11.05)[4]	12.47[5]	0.89[5,7]	0.08	181	16

CLASS R2

08-31-2012[9]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[4,10]	16.78[5,11]	0.59[5,11]	(0.15)[10]	100	70

CLASS R3

08-31-2012	9.22	0.06	0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55[4]	2.20[5]	0.71[5]	0.68	1,102	70
08-31-2011	8.10	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46[4]	2.59[5]	0.64[5]	0.49	943	16
08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83[4]	2.47[5]	0.65[5,8]	0.84	570	19
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)[4]	6.51[5]	0.76[5]	0.95	259	22
08-31-2008	10.93	0.03	(1.21)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.53	(11.04)[4]	10.48[5]	0.81[5,7]	0.28	283	16

CLASS R4

08-31-2012	9.25	0.09	0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81[4]	2.75[5]	0.40[5]	0.95	677	70
08-31-2011	8.13	0.06	1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66[4]	3.75[5]	0.39[5]	0.67	498	16
08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17[4]	3.79[5]	0.40[5,8]	0.82	283	19
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)[4]	6.09[5]	0.48[5]	1.10	324	22
08-31-2008	10.95	0.06	(1.21)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.57	(10.76)[4]	14.15[5]	0.52[5,7]	0.55	142	16

CLASS R5

08-31-2012	9.28	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24[4]	1.47[5]	0.13[5]	1.27	1,633	70
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92[4]	2.72[5]	0.09[5]	1.10	534	16
08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55[4]	3.49[5]	0.10[5,8]	1.50	218	19
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)[4]	7.40[5]	0.19[5]	1.60	216	22
08-31-2008	10.97	0.08	(1.20)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[4]	12.02[5]	0.24[5,7]	0.72	161	16

CLASS R6

08-31-2012[12]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25[4]	16.83[5]	0.09[5]	1.35	107	70

CLASS 1

08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19[4]	0.15[5]	0.14[5]	1.25	528,261	70
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89[4]	0.15[5]	0.14[5]	1.05	443,236	16
08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38[4]	0.16[5]	0.15[5]	1.32	309,787	19
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)[4]	0.19[5]	0.19[5]	1.40	190,278	22
08-31-2008	10.97	0.06	(1.18)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[4]	0.24[5]	0.20[5]	0.59	97,667	16

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

46	Retirement Living Portfolios | Annual report

Financial highlights

Continued

Retirement Living through 2045 Portfolio continued
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes small account fee credits of 0.02% of average net assets.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 Includes the impact of expense recapture which amounted to 0.08%, 0.07%, 0.17% and 0.17% of average net assets for Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
9 The inception date for Class R2 shares is 3-1-12.
10 Not annualized.
11 Annualized.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2040 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012	9.23	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71[4]	0.73[5]	0.60[5]	0.75	18,146	69
08-31-2011	8.12	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.23	15.35[4]	0.76[5]	0.59[5]	0.51	12,218	16
08-31-2010	7.77	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00[4]	0.74[5]	0.60[5,6,7]	0.91	6,843	20
08-31-2009	9.56	0.06	(1.67)	(1.61)	(0.08)	(0.10)	—	(0.18)	7.77	(16.33)[4]	1.61[5]	0.63[5]	0.90	4,434	20
08-31-2008	10.96	0.05	(1.22)	(1.17)	(0.07)	(0.16)	—	(0.23)	9.56	(10.92)[4]	2.15[5]	0.65[5,8]	0.49	1,257	16

CLASS R1

08-31-2012	9.21	0.06	0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44[4]	1.72[5]	0.82[5]	0.67	1,846	69
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23[4]	2.02[5]	0.74[5]	0.41	1,142	16
08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75[4]	1.34[5]	0.75[5,7]	0.70	1,190	20
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)[4]	4.57[5]	0.85[5]	0.98	728	20
08-31-2008	10.94	0.01	(1.20)	(1.19)	(0.06)	(0.16)	—	(0.22)	9.53	(11.05)[4]	9.48[5]	0.89[5,8]	0.09	200	16

CLASS R2

08-31-2012[9]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[4,10]	16.77[5,11]	0.60[5,11]	(0.15)[10]	100	69

CLASS R3

08-31-2012	9.21	0.07	0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56[4]	1.32[5]	0.71[5]	0.71	2,766	69
08-31-2011	8.10	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34[4]	1.43[5]	0.64[5]	0.47	2,763	16
08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97[4]	1.25[5]	0.65[5,7]	0.90	1,547	20
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)[4]	1.96[5]	0.76[5]	1.14	1,271	20
08-31-2008	10.95	0.01	(1.21)	(1.20)	(0.06)	(0.16)	—	(0.22)	9.53	(11.14)[4]	5.48[5]	0.83[5,8]	0.06	1,181	16

CLASS R4

08-31-2012	9.24	0.09	0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93[4]	3.78[5]	0.40[5]	1.00	505	69
08-31-2011	8.13	0.09	1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54[4]	8.19[5]	0.39[5]	0.95	162	16
08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18[4]	6.62[5]	0.40[5,7]	0.53	156	20
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)[4]	6.79[5]	0.48[5]	1.21	253	20
08-31-2008	10.97	0.04	(1.20)	(1.16)	(0.07)	(0.16)	—	(0.23)	9.58	(10.76)[4]	11.68[5]	0.53[5,8]	0.40	173	16

CLASS R5

08-31-2012	9.28	0.10	0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23[4]	0.92[5]	0.14[5]	1.10	3,371	69
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92[4]	1.89[5]	0.09[5]	1.11	900	16
08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56[4]	1.52[5]	0.10[5,7]	1.64	456	20
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)[4]	2.54[5]	0.19[5]	1.80	561	20
08-31-2008	10.99	0.05	(1.18)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[4]	7.95[5]	0.24[5,8]	0.48	633	16

See notes to financial statements

Annual report | Retirement Living Portfolios	47

Financial highlights

Continued

Retirement Living through 2040 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R6

08-31-2012[12]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24[4,10]	16.85[5,11]	0.10[5,11]	1.35[11]	107	69

CLASS 1

08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19[4]	0.15[5]	0.15[5]	1.25	523,000	69

08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89[4]	0.15[5]	0.14[5]	1.06	428,868	16

08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52[4]	0.16[5]	0.15[5]	1.34	311,176	20

08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)[4]	0.18[5]	0.18[5]	1.46	197,012	20

08-31-2008	10.99	0.06	(1.19)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[4]	0.22[5]	0.20[5]	0.61	111,814	16

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes small account fee credits of 0.01% of average net assets.
7 Includes the impact of expense recapture which amounted to: 0.01%, 0.03%, less than 0.005%, 0.31% and 0.05% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
8 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
9 The inception date for Class R2 shares is 3-1-12.
10 Not annualized.
11 Annualized.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2035 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012	9.26	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69[4]	0.70[5]	0.59[5]	0.74	23,816	70
08-31-2011	8.14	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45[4]	0.71[5]	0.59[5]	0.56	15,711	17
08-31-2010	7.79	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00[4]	0.70[5]	0.60[5,6,7]	0.88	8,883	20
08-31-2009	9.61	0.07	(1.70)	(1.63)	(0.08)	(0.11)	—	(0.19)	7.79	(16.39)[4]	1.29[5]	0.62[5]	1.06	5,950	20
08-31-2008	11.02	0.02	(1.20)	(1.18)	(0.08)	(0.15)	—	(0.23)	9.61	(10.93)[4]	1.80[5]	0.64[5,8]	0.20	2,132	14

CLASS R1

08-31-2012	9.24	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54[4]	1.51[5]	0.81[5]	0.66	2,475	70
08-31-2011	8.13	0.05	1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19[4]	1.61[5]	0.74[5]	0.47	1,827	17
08-31-2010	7.79	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74[4]	1.32[5]	0.75[5,6]	0.75	1,453	20
08-31-2009	9.58	0.08	(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)[4]	4.49[5]	0.84[5]	1.13	647	20
08-31-2008	11.00	—[9]	(1.19)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.58	(11.06)[4]	10.40[5]	0.88[5,8]	(0.02)	177	14

See notes to financial statements

48	Retirement Living Portfolios | Annual report

Financial highlights

Continued

Retirement Living through 2035 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R2

08-31-2012[10]	9.96	(0.01)	(0.01)	(0.02)	—	—	—	—	9.94	(0.20)[4,11]	16.77[5,12]	0.59[5,12]	(0.14)[11]	100	70

CLASS R3

08-31-2012	9.25	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59[4]	1.45[5]	0.73[5]	0.63	2,376	70
08-31-2011	8.14	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22[4]	1.58[5]	0.69[5]	0.41	1,967	17
08-31-2010	7.79	0.05	0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91[4]	1.53[5]	0.70[5,6]	0.59	1,167	20
08-31-2009	9.59	0.06	(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)[4]	4.47[5]	0.77[5]	0.84	451	20
08-31-2008	11.01	0.02	(1.21)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.59	(11.05)[4]	9.94[5]	0.81[5,8]	0.24	278	14

CLASS R4

08-31-2012	9.30	0.10	0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89[4]	1.82[5]	0.40[5]	1.02	1,146	70
08-31-2011	8.18	0.08	1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58[4]	1.95[5]	0.39[5]	0.77	957	17
08-31-2010	7.81	0.04	0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43[4]	2.65[5]	0.40[5,6]	0.47	574	20
08-31-2009	9.63	0.07	(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)[4]	9.27[5]	0.47[5]	1.06	182	20
08-31-2008	11.03	0.04	(1.20)	(1.16)	(0.09)	(0.15)	—	(0.24)	9.63	(10.77)[4]	11.02[5]	0.52[5,8]	0.41	219	14

CLASS R5

08-31-2012	9.31	0.09	0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22[4]	1.09[5]	0.13[5]	0.97	3,543	70
08-31-2011	8.19	0.12	1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88[4]	1.60[5]	0.09[5]	1.23	742	17
08-31-2010	7.83	0.16	0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55[4]	2.52[5]	0.10[5,6]	1.93	281	20
08-31-2009	9.67	0.11	(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)[4]	7.18[5]	0.17[5]	1.61	199	20
08-31-2008	11.05	0.08	(1.21)	(1.13)	(0.10)	(0.15)	—	(0.25)	9.67	(10.49)[4]	11.07[5]	0.23[5,8]	0.78	149	14

CLASS R6

08-31-2012[13]	9.31	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22[4]	16.85[5]	0.09[5]	1.36	107	70

CLASS 1

08-31-2012	9.31	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17[4]	0.14[5]	0.14[5]	1.26	676,119	70
08-31-2011	8.18	0.10	1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97[4]	0.14[5]	0.14[5]	1.07	562,731	17
08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38[4]	0.15[5]	0.15[5,6]	1.36	413,289	20
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)[4]	0.17[5]	0.17[5]	1.49	272,778	20
08-31-2008	11.05	0.07	(1.19)	(1.12)	(0.10)	(0.15)	—	(0.25)	9.68	(10.40)[4]	0.19[5]	0.19[5]	0.66	161,263	14

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.01%, 0.03%, 0.03%, 0.12% and 0.12% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10 (see Note 4).
7 Includes small account fee credits of 0.01% of average net assets.
8 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
9 Less than $0.005 per share.
10 The inception date for Class R2 shares is 3-1-12.
11 Not annualized.
12 Annualized.
13 The inception date for Class R6 shares is 9-1-11.

See notes to financial statements

Annual report | Retirement Living Portfolios	49

Financial highlights

Continued

Retirement Living through 2030 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012	9.21	0.10	0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66[4]	0.68[5]	0.59[5]	1.02	32,160	69
08-31-2011	8.13	0.07	1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09[4]	0.66[5]	0.59[5]	0.72	23,069	19
08-31-2010	7.76	0.09	0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31[4]	0.66[5]	0.59[5,6]	1.04	14,723	21
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.11)	—	(0.19)	7.76	(16.36)[4]	1.06[5]	0.61[5]	1.13	9,351	23
08-31-2008	10.91	0.04	(1.18)	(1.14)	(0.07)	(0.13)	—	(0.20)	9.57	(10.66)[4]	1.33[5]	0.63[5,7]	0.43	3,345	10

CLASS R1

08-31-2012	9.17	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53[4]	1.44[5]	0.81[5]	0.83	2,742	69
08-31-2011	8.10	0.06	1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86[4]	1.47[5]	0.74[5]	0.59	2,240	19
08-31-2010	7.74	0.07	0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06[4]	1.16[5]	0.74[5,6]	0.81	1,812	21
08-31-2009	9.52	0.07	(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)[4]	3.04[5]	0.83[5]	1.04	1,245	23
08-31-2008	10.88	—[8]	(1.17)	(1.17)	(0.06)	(0.13)	—	(0.19)	9.52	(10.92)[4]	8.40[5]	0.88[5,7]	0.02	320	10

CLASS R2

08-31-2012[9]	9.80	—[10]	0.02	0.02	—	—	—	—	9.82	0.20[4,11]	16.01[5,12]	0.59[5,12]	(0.01)[11]	100	69

CLASS R3

08-31-2012	9.18	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58[4]	1.28[5]	0.72[5]	0.88	3,146	69
08-31-2011	8.11	0.05	1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90[4]	1.38[5]	0.69[5]	0.57	2,651	19
08-31-2010	7.75	0.06	0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10[4]	1.39[5]	0.69[5,6]	0.67	1,615	21
08-31-2009	9.53	0.08	(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)[4]	3.09[5]	0.76[5]	1.12	609	23
08-31-2008	10.88	0.08	(1.24)	(1.16)	(0.06)	(0.13)	—	(0.19)	9.53	(10.83)[4]	4.24[5]	0.78[5,7]	0.76	676	10

CLASS R4

08-31-2012	9.19	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91[4]	2.36[5]	0.40[5]	1.31	498	69
08-31-2011	8.12	0.04	1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19[4]	3.87[5]	0.39[5]	0.42	560	19
08-31-2010	7.76	0.06	0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37[4]	5.08[5]	0.39[5,6]	0.76	106	21
08-31-2009	9.55	0.10	(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)[4]	5.43[5]	0.45[5]	1.52	360	23
08-31-2008	10.91	0.08	(1.22)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.55	(10.66)[4]	14.83[5]	0.49[5,7]	0.79	115	10

CLASS R5

08-31-2012	9.21	0.11	0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24[4]	0.58[5]	0.13[5]	1.18	6,777	69
08-31-2011	8.13	0.12	1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61[4]	0.88[5]	0.09[5]	1.29	2,031	19
08-31-2010	7.76	0.15	0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76[4]	0.96[5]	0.09[5,6]	1.82	724	21
08-31-2009	9.57	0.12	(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)[4]	1.61[5]	0.17[5]	1.77	979	23
08-31-2008	10.93	0.04	(1.15)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[4]	6.18[5]	0.24[5,7]	0.42	1,002	10

CLASS R6

08-31-2012[13]	9.20	0.15	0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36[4]	16.91[5]	0.09[5]	1.60	107	69

CLASS 1

08-31-2012	9.20	0.14	0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30[4]	0.14[5]	0.14[5]	1.50	855,802	69
08-31-2011	8.12	0.12	1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58[4]	0.14[5]	0.14[5]	1.24	719,995	19
08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72[4]	0.15[5]	0.14[5]	1.48	537,945	21
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)[4]	0.16[5]	0.16[5]	1.58	350,658	23
08-31-2008	10.93	0.08	(1.19)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[4]	0.18[5]	0.18[5,7]	0.75	219,711	10

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

50	Retirement Living Portfolios | Annual report

Financial highlights

Continued

Retirement Living through 2030 Portfolio continued
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%– 1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.02%, 0.22% and 0.02% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 Less than $0.005 per share.
9 The inception date for Class R2 shares is 3-1-12.
10 Less than ($0.005) per share.
11 Not annualized.
12 Annualized.
13 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2025 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012	9.27	0.13	0.68	0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93[4]	0.67[5]	0.59[5]	1.36	38,080	66
08-31-2011	8.28	0.10	1.07	1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09[4]	0.66[5]	0.58[5]	1.06	25,760	22
08-31-2010	7.87	0.12	0.44	0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02[4]	0.64[5]	0.59[5,6]	1.37	14,515	22
08-31-2009	9.57	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.87	(14.74)[4]	0.98[5]	0.61[5]	1.59	9,419	25
08-31-2008	10.85	0.05	(1.12)	(1.07)	(0.08)	(0.13)	—	(0.21)	9.57	(10.08)[4]	1.49[5]	0.62[5,7]	0.52	3,604	9

CLASS R1

08-31-2012	9.23	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80[4]	1.41[5]	0.81[5]	1.26	2,646	66
08-31-2011	8.25	0.09	1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86[4]	1.53[5]	0.73[5]	0.98	2,214	22
08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91[4]	1.21[5]	0.74[5,6]	1.33	1,771	22
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)[4]	3.27[5]	0.82[5]	1.40	1,197	25
08-31-2008	10.83	0.03	(1.14)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.52	(10.42)[4]	8.37[5]	0.87[5,7]	0.27	285	9

CLASS R2

08-31-2012[8]	9.81	0.02	0.04	0.06	—	—	—	—	9.87	0.61[4,9]	17.38[5,10]	0.59[5,10]	0.29[9]	101	66

CLASS R3

08-31-2012	9.24	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84[4]	1.21[5]	0.72[5]	1.27	3,650	66
08-31-2011	8.25	0.09	1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04[4]	1.27[5]	0.68[5]	0.92	3,068	22
08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82[4]	1.26[5]	0.69[5,6]	0.97	1,937	22
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)[4]	2.11[5]	0.75[5]	0.87	1,381	25
08-31-2008	10.84	0.13	(1.24)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.53	(10.41)[4]	5.37[5]	0.78[5,7]	1.22	456	9

CLASS R4

08-31-2012	9.26	0.14	0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17[4]	1.64[5]	0.39[5]	1.46	1,416	66
08-31-2011	8.27	0.12	1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32[4]	1.87[5]	0.38[5]	1.23	1,050	22
08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35[4]	2.10[5]	0.39[5,6]	1.32	660	22
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)[4]	7.64[5]	0.45[5]	1.56	260	25
08-31-2008	10.86	0.09	(1.17)	(1.08)	(0.10)	(0.13)	—	(0.23)	9.55	(10.16)[4]	11.76[5]	0.49[5,7]	0.90	207	9

CLASS R5

08-31-2012	9.26	0.16	0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51[4]	0.50[5]	0.12[5]	1.66	8,683	66
08-31-2011	8.27	0.16	1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63[4]	0.64[5]	0.08[5]	1.67	3,342	22
08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48[4]	1.20[5]	0.09[5,6]	1.97	831	22
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)[4]	4.27[5]	0.16[5]	2.08	339	25
08-31-2008	10.88	0.09	(1.14)	(1.05)	(0.13)	(0.13)	—	(0.26)	9.57	(9.91)[4]	7.87[5]	0.21[5,7]	0.92	285	9

See notes to financial statements

Annual report | Retirement Living Portfolios	51

Financial highlights

Continued

Retirement Living through 2025 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R6

08-31-2012[11]	9.26	0.18	0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51[4]	18.84[5]	0.09[5]	1.95	107	66

CLASS 1

08-31-2012	9.26	0.17	0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46[4]	0.14[5]	0.14[5]	1.84	992,393	66
08-31-2011	8.27	0.15	1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58[4]	0.14[5]	0.13[5]	1.59	829,297	22
08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44[4]	0.14[5]	0.14[5]	1.83	631,319	22
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)[4]	0.16[5]	0.16[5]	2.08	428,618	25
08-31-2008	10.88	0.11	(1.15)	(1.04)	(0.13)	(0.13)	—	(0.26)	9.58	(9.81)[4]	0.17[5]	0.17[5,7]	1.08	280,532	9

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%– 1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.01%, 0.08% and 0.04% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2020 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012	9.39	0.17	0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03[4]	0.67[5]	0.59[5]	1.78	37,860	63
08-31-2011	8.52	0.16	0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87[4]	0.65[5]	0.58[5]	1.61	29,087	24
08-31-2010	8.06	0.17	0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91[4]	0.63[5]	0.59[5,6]	1.92	18,528	23
08-31-2009	9.65	0.14	(1.45)	(1.31)	(0.16)	(0.12)	—	(0.28)	8.06	(12.75)[4]	0.86[5]	0.61[5]	2.06	13,067	26
08-31-2008	10.80	0.12	(1.05)	(0.93)	(0.11)	(0.11)	—	(0.22)	9.65	(8.82)[4]	1.15[5]	0.62[5,7]	1.18	4,285	10

CLASS R1

08-31-2012	9.37	0.15	0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77[4]	1.39[5]	0.81[5]	1.59	2,704	63
08-31-2011	8.51	0.15	0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61[4]	1.47[5]	0.73[5]	1.51	2,308	24
08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92[4]	1.12[5]	0.74[5,6]	1.77	1,859	23
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)[4]	2.11[5]	0.83[5]	2.14	1,675	26
08-31-2008	10.78	0.08	(1.04)	(0.96)	(0.10)	(0.11)	—	(0.21)	9.61	(9.07)[4]	9.71[5]	0.86[5,7]	0.77	250	10

See notes to financial statements

52	Retirement Living Portfolios | Annual report

Financial highlights

Continued

Retirement Living through 2020 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R2

08-31-2012[8]	9.86	0.04	0.08	0.12	—	—	—	—	9.98	1.22[4,9]	16.59[5,10]	0.59[5,10]	0.37[9]	101	63

CLASS R3

08-31-2012	9.38	0.15	0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82[4]	1.14[5]	0.72[5]	1.62	4,493	63
08-31-2011	8.51	0.14	0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78[4]	1.15[5]	0.68[5]	1.49	3,839	24
08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96[4]	1.17[5]	0.69[5,6]	1.38	2,817	23
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)[4]	2.29[5]	0.76[5]	2.37	895	26
08-31-2008	10.78	0.15	(1.10)	(0.95)	(0.10)	(0.11)	—	(0.21)	9.62	(8.98)[4]	3.97[5]	0.78[5,7]	1.48	825	10

CLASS R4

08-31-2012	9.38	0.19	0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27[4]	2.34[5]	0.40[5]	2.01	797	63
08-31-2011	8.51	0.15	0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09[4]	5.58[5]	0.39[5]	1.56	466	24
08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11[4]	5.26[5]	0.39[5,6]	1.90	151	23
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)[4]	7.25[5]	0.45[5]	2.24	255	26
08-31-2008	10.80	0.16	(1.08)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.64	(8.72)[4]	13.87[5]	0.48[5,7]	1.50	138	10

CLASS R5

08-31-2012	9.41	0.19	0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58[4]	0.44[5]	0.13[5]	1.97	10,120	63
08-31-2011	8.53	0.21	0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50[4]	0.70[5]	0.08[5]	2.17	3,114	24
08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50[4]	0.93[5]	0.09[5,6]	2.44	668	23
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[4]	1.96[5]	0.16[5]	2.92	759	26
08-31-2008	10.82	0.19	(1.08)	(0.89)	(0.16)	(0.11)	—	(0.27)	9.66	(8.47)[4]	6.46[5]	0.21[5,7]	1.83	758	10

CLASS R6

08-31-2012[11]	9.40	0.23	0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59[4]	16.95[5]	0.09[5]	2.38	106	63

CLASS 1

08-31-2012	9.40	0.22	0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53[4]	0.14[5]	0.14[5]	2.27	909,856	63
08-31-2011	8.53	0.20	0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33[4]	0.14[5]	0.13[5]	2.11	787,437	24
08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45[4]	0.14[5]	0.14[5]	2.30	631,670	23
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[4]	0.16[5]	0.16[5]	2.67	420,276	26
08-31-2008	10.82	0.15	(1.03)	(0.88)	(0.16)	(0.11)	—	(0.27)	9.67	(8.38)[4]	0.17[5]	0.17[5,7]	1.49	276,252	10

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.02%, less than 0.005%, 0.01%, 0.28% and 0.02% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 The inception date for Class R6 shares is 9-1-11.

See notes to financial statements

Annual report | Retirement Living Portfolios	53

Financial highlights

Continued

Retirement Living through 2015 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012	9.39	0.21	0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11[4]	0.68[5]	0.59[5]	2.16	31,143	59
08-31-2011	8.66	0.19	0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54[4]	0.67[5]	0.59[5]	2.00	22,954	30
08-31-2010	8.17	0.22	0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82[4]	0.64[5]	0.59[5,6]	2.49	13,255	26
08-31-2009	9.66	0.21	(1.36)	(1.15)	(0.21)	(0.13)	—	(0.34)	8.17	(10.91)[4]	1.03[5]	0.61[5]	2.96	8,596	28
08-31-2008	10.65	0.18	(0.92)	(0.74)	(0.14)	(0.11)	—	(0.25)	9.66	(7.16)[4]	1.43[5]	0.63[5,7]	1.74	2,776	10

CLASS R1

08-31-2012	9.37	0.22	0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85[4]	1.83[5]	0.81[5]	2.32	1,330	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41[4]	1.78[5]	0.74[5]	2.03	1,618	30
08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69[4]	1.36[5]	0.74[5,6]	2.32	1,267	26
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)[4]	5.13[5]	0.83[5]	2.79	762	28
08-31-2008	10.63	0.16	(0.93)	(0.77)	(0.13)	(0.11)	—	(0.24)	9.62	(7.41)[4]	8.84[5]	0.86[5,7]	1.61	207	10

CLASS R2

08-31-2012[8]	9.76	0.05	0.13	0.18	—	—	—	—	9.94	1.84[4,9]	16.51[5,10]	0.59[5,10]	0.56[9]	102	59

CLASS R3

08-31-2012	9.37	0.20	0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91[4]	1.08[5]	0.73[5]	2.14	5,485	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46[4]	1.34[5]	0.69[5]	2.03	2,946	30
08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74[4]	1.29[5]	0.69[5,6]	2.40	1,780	26
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)[4]	2.59[5]	0.77[5]	2.81	763	28
08-31-2008	10.63	0.15	(0.91)	(0.76)	(0.13)	(0.11)	—	(0.24)	9.63	(7.32)[4]	6.20[5]	0.81[5,7]	1.48	693	10

CLASS R4

08-31-2012	9.38	0.24	0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34[4]	10.46[5]	0.41[5]	2.51	68	59
08-31-2011	8.65	0.20	0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76[4]	11.17[5]	0.39[5]	2.04	158	30
08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01[4]	7.11[5]	0.39[5,6]	2.74	64	26
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)[4]	5.34[5]	0.46[5]	3.00	355	28
08-31-2008	10.65	0.21	(0.94)	(0.73)	(0.16)	(0.11)	—	(0.27)	9.65	(7.06)[4]	12.64[5]	0.50[5,7]	2.02	172	10

CLASS R5

08-31-2012	9.41	0.21	0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55[4]	0.76[5]	0.13[5]	2.22	5,380	59
08-31-2011	8.67	0.23	0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17[4]	1.24[5]	0.09[5]	2.38	1,465	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41[4]	3.42[5]	0.09[5,6]	2.81	273	26
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)[4]	5.04[5]	0.20[5]	4.98	103	28
08-31-2008	10.67	0.18	(0.88)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.67	(6.81)[4]	5.09[5]	0.22[5,7]	1.81	464	10

CLASS R6

08-31-2012[11]	9.40	0.27	0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67[4]	15.61[5]	0.09[5]	2.80	106	59

CLASS 1

08-31-2012	9.40	0.26	0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61	0.14[5]	0.14[5]	2.70	582,885	59
08-31-2011	8.67	0.25	0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00	0.14[5]	0.14[5]	2.59	534,245	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36[4]	0.14[5]	0.14[5]	2.88	439,994	26
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)[4]	0.16[5]	0.16[5]	3.51	305,171	28
08-31-2008	10.68	0.21	(0.91)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.68	(6.80)[4]	0.18[5]	0.18[5]	2.12	216,679	10

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

54	Retirement Living Portfolios | Annual report

Financial highlights

Continued

Retirement Living through 2015 Portfolio continued
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.18% and 0.49%–1.13% for the year ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.02%, 0.03%, 0.02%, 0.34% and 0.17% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2010 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2012	9.58	0.25	0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09[4]	0.71[5]	0.60	2.56	21,845	55
08-31-2011	8.98	0.23	0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21[4]	0.70[5]	0.59[5]	2.30	17,032	43
08-31-2010	8.38	0.26	0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60[4]	0.63[5]	0.60[5,6]	2.89	9,538	48
08-31-2009	9.69	0.28	(1.20)	(0.92)	(0.26)	(0.13)	—	(0.39)	8.38	(8.53)[4]	1.22[5]	0.64[5]	3.75	5,637	31
08-31-2008	10.54	0.23	(0.83)	(0.60)	(0.16)	(0.09)	—	(0.25)	9.69	(5.87)[4]	1.61[5]	0.65[5,7]	2.28	2,050	14

CLASS R1

08-31-2012	9.55	0.22	0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94[4]	4.76[5]	0.82	2.31	379	55
08-31-2011	8.95	0.26	0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09[4]	4.44[5]	0.74[5]	2.65	337	43
08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36[4]	1.80[5]	0.75[5,6]	2.95	411	48
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)[4]	9.94[5]	0.87[5]	3.39	286	31
08-31-2008	10.52	0.23	(0.85)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.66	(6.02)[4]	14.92[5]	0.87[5,7]	2.30	126	14

CLASS R2

08-31-2012[8]	9.87	0.07	0.17	0.24	—	—	—	—	10.11	2.43[4,9]	16.44[5,10]	0.60[10]	0.72[10]	102	55

CLASS R3

08-31-2012	9.56	0.24	0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99[4]	1.47[5]	0.73	2.51	1,765	55
08-31-2011	8.96	0.23	0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13[4]	1.53[5]	0.69[5]	2.33	2,196	43
08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39[4]	1.32[5]	0.70[5,6]	2.79	1,441	48
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)[4]	2.34[5]	0.79[5]	3.48	1,260	31
08-31-2008	10.53	0.26	(0.88)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.67	(6.02)[4]	3.95[5]	0.82[5,7]	2.64	795	14

CLASS R4

08-31-2012	9.58	0.26	0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42[4]	4.40[5]	0.40	2.64	407	55
08-31-2011	8.98	0.21	0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42[4]	8.04[5]	0.39[5]	2.14	347	43
08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79[4]	8.52[5]	0.40[5,6]	3.31	71	48
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)[4]	11.93[5]	0.49[5]	3.82	116	31
08-31-2008	10.55	0.26	(0.85)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.69	(5.76)[4]	12.38[5]	0.53[5,7]	2.56	205	14

CLASS R5

08-31-2012	9.60	0.27	0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64[4]	0.62[5]	0.13	2.82	4,614	55
08-31-2011	8.99	0.26	0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83[4]	0.79[5]	0.09[5]	2.65	2,679	43
08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08[4]	3.13[5]	0.10[5,6]	3.54	261	48
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)[4]	5.86[5]	0.20[5]	4.12	207	31
08-31-2008	10.57	0.24	(0.80)	(0.56)	(0.21)	(0.09)	—	(0.30)	9.71	(5.51)[4]	10.30[5]	0.25[5,7]	2.41	498	14

See notes to financial statements

Annual report | Retirement Living Portfolios	55

Financial highlights

Continued

Retirement Living through 2010 Portfolio continued
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R6

08-31-2012[11]	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63[4]	16.98[5]	0.10	3.12	106	55

CLASS 1

08-31-2012	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58[4]	0.15[5]	0.15	3.07	396,890	55
08-31-2011	8.99	0.30	0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78[4]	0.14[5]	0.14[5]	3.05	421,921	43
08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04[4]	0.15[5]	0.15[5]	3.45	447,295	48
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)[4]	0.19[5]	0.19[5]	4.10	151,035	31
08-31-2008	10.57	0.26	(0.81)	(0.55)	(0.21)	(0.09)	—	(0.30)	9.72	(5.41)[4]	0.21[5]	0.20[5]	2.61	121,337	14

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.51%–1.47%, 0.48%–1.12%, 0.48%–1.13%, 0.49%–1.09% and 0.49%– 1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.02%, 0.14%, 0.02%, 0.46% and 0.16% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 The inception date for Class R6 shares is 9-1-11.

See notes to financial statements

56	Retirement Living Portfolios | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (1940 Act). It is a series company with multiple investment series, nine of which (collectively, Retirement Living Portfolios or the Portfolios, and each individually the Portfolio) are presented in this report. The Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other affiliated funds of the John Hancock funds complex.

The Portfolios may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Effective May 1, 2012, the Lifecycle Portfolios changed their names to Retirement Living Portfolios as follows:

Old Portfolio Name	New Portfolio Name

Lifecycle 2050 Portfolio	Retirement Living through 2050 Portfolio
Lifecycle 2045 Portfolio	Retirement Living through 2045 Portfolio
Lifecycle 2040 Portfolio	Retirement Living through 2040 Portfolio
Lifecycle 2035 Portfolio	Retirement Living through 2035 Portfolio
Lifecycle 2030 Portfolio	Retirement Living through 2030 Portfolio
Lifecycle 2025 Portfolio	Retirement Living through 2025 Portfolio
Lifecycle 2020 Portfolio	Retirement Living through 2020 Portfolio
Lifecycle 2015 Portfolio	Retirement Living through 2015 Portfolio
Lifecycle 2010 Portfolio	Retirement Living through 2010 Portfolio

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-5291, on www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of August 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Annual report | Retirement Living Portfolios	57

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the year ended August 31, 2012, the Portfolios had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated T S daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each of the Portfolios intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2012, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2012, including short-term investments, for federal income tax purposes, were as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Appreciation

Retirement Living through 2050	$51,107,376	$1,480,396	($128,687)	$1,351,709
Retirement Living through 2045	511,276,006	39,457,246	(467,777)	38,989,469
Retirement Living through 2040	511,444,820	38,820,787	(434,019)	38,386,768
Retirement Living through 2035	658,991,086	51,301,238	(616,329)	50,684,909
Retirement Living through 2030	837,361,407	64,802,044	(846,084)	63,955,960
Retirement Living through 2025	975,112,562	72,752,085	(785,231)	71,966,854
Retirement Living through 2020	897,782,778	69,132,828	(844,235)	68,288,593
Retirement Living through 2015	582,409,127	44,395,474	(289,876)	44,105,598
Retirement Living through 2010	401,257,991	25,029,213	(169,413)	24,859,800

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

During the year ended August 31, 2012, the tax character of distributions paid was as follows:

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Retirement Living through 2050	$307,564	—	$307,564
Retirement Living through 2045	8,946,700	—	8,946,700
Retirement Living through 2040	8,763,800	—	8,763,800
Retirement Living through 2035	11,423,087	—	11,423,087
Retirement Living through 2030	15,662,851	—	15,662,851
Retirement Living through 2025	20,575,945	—	20,575,945
Retirement Living through 2020	23,312,961	—	23,312,961
Retirement Living through 2015	18,302,277	—	18,302,277
Retirement Living through 2010	15,589,096	—	15,589,096

58	Retirement Living Portfolios | Annual report

During the year ended August 31, 2011, the tax character of distributions paid was as follows:

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Retirement Living through 2050	—	—	—
Retirement Living through 2045	$7,626,099	—	$7,626,099
Retirement Living through 2040	7,578,253	—	7,578,253
Retirement Living through 2035	10,108,793	—	10,108,793
Retirement Living through 2030	13,791,629	—	13,791,629
Retirement Living through 2025	18,404,876	—	18,404,876
Retirement Living through 2020	21,820,503	—	21,820,503
Retirement Living through 2015	17,091,290	—	17,091,290
Retirement Living through 2010	18,160,157	—	18,160,157

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed Long	Capital Loss	Post-October
Portfolio	Ordinary Income	Term Capital Gains	Carryforward	Deferral

Retirement Living through 2050	$592,799	$122,744	—	—
Retirement Living through 2045	329,403	30,709,075	—	—
Retirement Living through 2040	308,161	27,951,829	—	—
Retirement Living through 2035	428,279	32,921,357	—	—
Retirement Living through 2030	1,905,811	36,404,434	—	—
Retirement Living through 2025	4,209,631	32,754,889	—	—
Retirement Living through 2020	6,119,460	29,045,019	—	—
Retirement Living through 2015	5,371,558	8,361,177	—	—
Retirement Living through 2010	4,556,692	22,492,000	—	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHF III and John Hancock Variable Insurance Trust (JHVIT), excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

Annual report | Retirement Living Portfolios	59

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Adviser, act as subadvisers to the Portfolios. QS Investors, LLC acts as subadviser consultant. The Portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee if certain expenses of each Portfolio exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, printing and postage, state registration fees, transfer agent and service fees, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of a Portfolio’s business. This expense reimbursement may be terminated by the Adviser on notice to the Portfolios.

The Adviser has voluntarily agreed to waive its advisory fee or reimburse each Portfolio so that the aggregate advisory fee retained by the Adviser (after payment of subadvisory fees), with respect to both the Portfolio and the underlying investments, does not exceed 0.51% of the Portfolio’s first $7.5 billion of average net assets and 0.50% of the Portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Adviser upon notice to the Trust.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and acquired fund fees and expenses for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.50%, 0.75%, 0.50%, 0.65%, 0.25%, 0.05% and 0.00%, respectively, of the average daily net assets attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2012 for Class A, Class R1, Class R3, Class R5 and Class R6; until December 31, 2013 for Class R4; and until March 1, 2013 for Class R2. Prior to December 31, 2011 these waivers and/or reimbursements were 0.50%, 0.65%, 0.60% (0.55% for Retirement Living through 2045 and Retirement Living through 2040), 0.30%, 0.00% and 0.00% for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, of the average daily net assets attributable to that class.

Additionally, the Adviser has contractually agreed to waive fees and/or reimburse certain fund level expenses for Retirement Living through 2050 that exceed 0.05% of the Fund’s average net assets excluding advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, Rule 12b-1 fees, transfer agent and services fees, blue-sky fees, printing and postage fees and acquired fund fees and expenses for all classes. This expense fee waiver and/or reimbursement will continue in effect until at least March 1, 2013.

For the year ended August 31, 2012, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

				Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total

Retirement Living through 2050	$8,791	$8,055	$8,016	$8,104	$8,153	$8,157	$8,161	$69,971	$127,408
Retirement Living through 2045	21,226	15,194	7,923	14,473	14,212	14,256	17,026	9,013	113,323
Retirement Living through 2040	19,918	14,620	7,919	16,134	13,996	15,089	17,045	8,805	113,526
Retirement Living through 2035	21,418	15,390	7,921	15,009	14,352	14,737	17,046	11,479	117,352
Retirement Living through 2030	23,786	15,848	7,571	15,618	14,376	15,877	17,104	14,219	124,399
Retirement Living through 2025	24,879	15,733	8,273	15,865	14,616	16,881	19,049	14,283	129,579
Retirement Living through 2020	25,497	15,376	7,920	16,462	14,300	18,328	17,088	13,625	128,596
Retirement Living through 2015	24,144	15,057	7,919	16,516	13,962	15,460	15,691	—	108,749
Retirement Living through 2010	21,186	13,878	7,918	15,008	13,861	16,388	17,018	—	105,257

The investment management fees incurred for the year ended August 31, 2012, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to a net effective rate of the Portfolios’ average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Retirement Living through 2050	0.00%	Retirement Living through 2025	0.05%
Retirement Living through 2045	0.04%	Retirement Living through 2020	0.05%
Retirement Living through 2040	0.04%	Retirement Living through 2015	0.04%
Retirement Living through 2035	0.04%	Retirement Living through 2010	0.04%
Retirement Living through 2030	0.05%

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolios are below their expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

60	Retirement Living Portfolios | Annual report

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	during the year ended
Portfolio	August 1, 2013	August 1, 2014	August 1, 2015	August 31, 2012

Retirement Living through 2050	—	$39,939	$126,925	—
Retirement Living through 2045	$10,120	16,461	83,742	—
Retirement Living through 2040	7,832	15,957	83,000	—
Retirement Living through 2035	8,108	15,699	84,209	—
Retirement Living through 2030	9,229	15,037	87,764	—
Retirement Living through 2025	7,516	15,026	91,621	—
Retirement Living through 2020	8,766	15,262	90,407	—
Retirement Living through 2015	7,083	15,712	86,936	—
Retirement Living through 2010	4,351	15,133	84,369	—

Accounting and legal services. Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2012 amounted to an annual rate of 0.01% of each the Portfolios’ average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3 Class R4 and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5, the Portfolios pay for certain other services. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee	Service Fee

A	0.30%	—
R1	0.50%	0.25%
R2	0.25%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

The Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of each Portfolio to 0.15% of the average daily net assets of Class R4 shares until at least December 31, 2013.

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2012:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
	through	through	through	through	through	through	through	through	through
	2050	2045	2040	2035	2030	2025	2020	2015	2010

Net sales charges	$5	$35,237	$27,666	$23,403	$57,459	$51,485	$42,805	$27,126	$17,164
Retained for printing prospectuses,
advertising and sales literature	1	4,699	2,987	2,559	7,392	6,696	5,773	3,581	2,215
Sales commission to unrelated
broker-dealers	4	28,721	24,140	19,295	49,804	44,193	33,406	23,507	14,949
Sales commission to affiliated sales
personnel	—	1,817	539	1,549	263	596	3,626	38	—

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Retirement Living Portfolios	61

Class level expenses. Class level expenses for the year ended August 31, 2012 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2050	A	$408	$265	$8,436	$54
	R1	245	15	8,014	54
	R2	122	15	7,994	54
	R3	245	15	8,014	53
	R4	122	15	8,014	53
	R5	—	15	8,014	53
	R6	—	18	7,974	53
	1	13,297	—	—	—
		$14,439	$358	$56,460	$374

Retirement Living through 2045	A	$41,096	$28,185	$14,938	$5,251
	R1	9,222	415	13,747	631
	R2	122	15	7,977	53
	R3	6,310	328	13,368	471
	R4	2,158	202	13,368	338
	R5	510	347	13,368	441
	R6	—	34	16,543	447
	1	244,063	—	—	—
		$303,481	$29,526	$93,309	$7,632

Retirement Living through 2040	A	$43,668	$30,024	$14,100	$4,640
	R1	11,849	537	13,396	546
	R2	122	12	7,975	53
	R3	17,240	900	13,691	641
	R4	1,464	137	13,391	278
	R5	1,002	623	13,728	499
	R6	—	34	16,562	447
	1	237,950	—	—	—
		$313,295	$32,267	$92,843	$7,104

Retirement Living through 2035	A	$58,027	$39,818	$14,943	$4,987
	R1	16,451	737	13,382	692
	R2	122	15	7,975	53
	R3	13,567	703	13,406	550
	R4	3,384	343	13,378	356
	R5	749	498	13,688	413
	R6	—	34	16,563	447
	1	310,384	—	—	—
		$402,684	$42,148	$93,335	$7,498

Retirement Living through 2030	A	$80,626	$55,493	$15,621	$5,939
	R1	18,767	844	13,607	664
	R2	123	18	7,623	53
	R3	18,265	946	13,566	642
	R4	2,683	247	13,406	313
	R5	1,851	1,138	13,522	698
	R6	—	34	16,621	447
	1	392,785	—	—	—
		$515,100	$58,720	$93,966	$8,756

Retirement Living through 2025	A	$90,526	$62,287	$15,780	$6,695
	R1	19,492	874	13,402	638
	R2	123	15	8,326	53
	R3	21,301	1,106	13,539	664
	R4	4,030	391	13,402	344
	R5	2,375	1,510	13,679	961
	R6	—	34	18,567	447
	1	453,725	—	—	—
		$591,572	$66,217	$96,695	$9,802

Retirement Living through 2020	A	$97,949	$67,520	$15,857	$6,895
	R1	19,208	885	13,670	560
	R2	124	15	7,974	53
	R3	25,699	1,332	13,754	730
	R4	2,603	246	13,417	296
	R5	2,975	1,914	14,606	1,080
	R6	—	34	16,607	447
	1	423,046	—	—	—
		$571,604	$71,946	$95,885	$10,061

62	Retirement Living Portfolios | Annual report

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2015	A	$79,667	$54,816	$16,299	$6,140
	R1	10,898	505	13,633	539
	R2	124	15	7,975	53
	R3	30,170	1,579	13,805	889
	R4	511	48	13,633	209
	R5	1,288	804	13,764	595
	R6	—	34	15,210	447
	1	279,358	—	—	—
		$402,016	$57,801	$94,319	$8,872

Retirement Living through 2010	A	$54,791	$37,851	$14,705	$5,156
	R1	2,608	119	13,368	311
	R2	125	15	7,975	53
	R3	13,253	698	13,440	513
	R4	1,258	118	13,371	176
	R5	1,797	1,125	13,790	905
	R6	—	34	16,538	447
	1	202,962	—	—	—
		$276,794	$39,960	$93,187	$7,561

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Portfolio shares for the years ended August 31, 2012 and August 31, 2011 were as follows:

Retirement Living through 2050 Portfolio
		Year ended 8-31-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class A shares[2]

Sold	69,708	$649,686	—	—
Repurchased	(16,788)	(158,068)	—	—

Net increase	52,920	$491,618	—	—

Class R1 shares[2]

Sold	10,533	$100,273	—	—

Net increase	10,533	$100,273	—	—

Class R2 shares[2]

Sold	10,504	$100,000	—	—

Net increase	10,504	$100,000	—	—

Class R3 shares[2]

Sold	10,504	$100,000	—	—

Net increase	10,504	$100,000	—	—

Class R4 shares[2]

Sold	10,504	$100,000	—	—

Net increase	10,504	$100,000	—	—

Class R5 shares[2]

Sold	11,537	$109,289	—	—
Repurchased	(241)	(2,181)	—	—

Net increase	11,296	$107,108	—	—

Class R6 shares[2]

Sold	10,504	$100,000	—	—

Net increase	10,504	$100,000	—	—

Class 1 shares

Sold	4,674,940	$42,601,282	729,666	$6,844,410
Distributions reinvested	35,557	307,564	—	—
Repurchased	(32,854)	(300,859)	(9,897)	(96,647)

Net increase	4,677,643	$42,607,987	719,769	$6,747,763

Net increase	4,794,408	$43,706,986	719,769	$6,747,763

1Period from 4-29-11 (inception date) to 8-31-11.
2Period from 3-1-12 (inception date) to 8-31-12.

Annual report | Retirement Living Portfolios	63

Retirement Living through 2045 Portfolio
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,159,487	$10,947,481	831,681	$8,054,620
Distributions reinvested	19,200	172,803	11,744	112,739
Repurchased	(597,713)	(5,632,361)	(432,717)	(4,169,525)

Net increase	580,974	$5,487,923	410,708	$3,997,834

Class R1 shares

Sold	80,677	$755,347	52,120	$503,665
Distributions reinvested	1,525	13,708	1,071	10,273
Repurchased	(70,369)	(679,828)	(26,821)	(259,086)

Net increase	11,833	$89,227	26,370	$254,852

Class R2 shares[1]

Sold	10,081	$100,000	—	—

Net increase	10,081	$100,000	—	—

Class R3 shares

Sold	48,864	$458,227	54,196	$534,222
Distributions reinvested	1,422	12,788	987	9,464
Repurchased	(40,889)	(381,320)	(23,190)	(221,342)

Net increase	9,397	$89,695	31,993	$322,344

Class R4 shares

Sold	28,327	$265,506	29,602	$289,801
Distributions reinvested	989	8,913	563	5,412
Repurchased	(14,814)	(140,963)	(11,114)	(104,970)

Net increase	14,502	$133,456	19,051	$190,243

Class R5 shares

Sold	127,052	$1,200,730	54,451	$521,623
Distributions reinvested	2,177	19,640	995	9,584
Repurchased	(22,384)	(213,938)	(24,642)	(241,346)

Net increase	106,845	$1,006,432	30,804	$289,861

Class R6 shares

Sold	10,787	$100,000	—	—

Net increase	10,787	$100,000	—	—

Class 1 shares

Sold	7,501,609	$70,958,330	9,998,527	$96,763,022
Distributions reinvested	965,834	8,711,822	776,982	7,474,569
Repurchased	(3,078,760)	(29,330,611)	(985,130)	(9,499,403)

Net increase	5,388,683	$50,339,541	9,790,379	$94,738,188

Net increase	6,133,102	$57,346,274	10,309,305	$99,793,322

1Period from 3-1-12 (inception date) to 8-31-12.

Retirement Living through 2040 Portfolio
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,048,365	$9,893,951	830,331	$8,106,611
Distributions reinvested	20,917	188,254	13,043	125,209
Repurchased	(557,647)	(5,267,940)	(362,563)	(3,492,727)

Net increase	511,635	$4,814,265	480,811	$4,739,093

Class R1 shares

Sold	142,203	$1,336,206	34,251	$333,171
Distributions reinvested	1,728	15,539	1,426	13,685
Repurchased	(80,756)	(780,015)	(58,546)	(555,862)

Net increase (decrease)	63,175	$571,730	(22,869)	($209,006)

Class R2 shares[1]

Sold	10,081	$100,000	—	—

Net increase	10,081	$100,000	—	—

64	Retirement Living Portfolios | Annual report

Retirement Living through 2040 Portfolio continued
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R3 shares

Sold	86,967	$822,101	143,312	$1,410,974
Distributions reinvested	3,823	34,329	2,835	27,191
Repurchased	(110,144)	(1,011,347)	(37,099)	(354,014)

Net increase (decrease)	(19,354)	($154,917)	109,048	$1,084,151

Class R4 shares

Sold	45,695	$410,522	12,879	$126,627
Distributions reinvested	725	6,528	321	3,086
Repurchased	(13,030)	(125,828)	(14,858)	(148,024)

Net increase (decrease)	33,390	$291,222	(1,658)	($18,311)

Class R5 shares

Sold	283,788	$2,698,970	61,560	$584,507
Distributions reinvested	3,357	30,279	1,497	14,420
Repurchased	(44,830)	(432,156)	(22,056)	(214,714)

Net increase	242,315	$2,297,093	41,001	$384,213

Class R6 shares

Sold	10,787	$100,000	—	—

Net increase	10,787	$100,000	—	—

Class 1 shares

Sold	7,865,794	$74,353,724	8,417,768	$81,679,242
Distributions reinvested	941,265	8,480,794	768,257	7,390,632
Repurchased	(2,393,565)	(22,807,580)	(1,113,521)	(10,688,784)

Net increase	6,413,494	$60,026,938	8,072,504	$78,381,090

Net increase	7,265,523	$68,046,331	8,678,837	$84,361,230

1Period from 3-1-12 (inception date) to 8-31-12.

Retirement Living through 2035 Portfolio
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,294,936	$12,322,288	1,083,000	$10,505,301
Distributions reinvested	27,231	245,898	17,912	172,676
Repurchased	(617,835)	(5,869,003)	(494,912)	(4,764,436)

Net increase	704,332	$6,699,183	606,000	$5,913,541

Class R1 shares

Sold	130,698	$1,231,234	73,650	$702,436
Distributions reinvested	2,253	20,318	1,932	18,603
Repurchased	(80,449)	(772,605)	(56,722)	(551,913)

Net increase	52,502	$478,947	18,860	$169,126

Class R2 shares[1]

Sold	10,040	$100,000	—	—

Net increase	10,040	$100,000	—	—

Class R3 shares

Sold	68,888	$655,822	104,616	$1,034,125
Distributions reinvested	2,774	25,045	2,062	19,883
Repurchased	(44,457)	(414,163)	(37,412)	(357,015)

Net increase	27,205	$266,704	69,266	$696,993

Class R4 shares

Sold	32,650	$314,339	50,592	$490,145
Distributions reinvested	1,756	15,910	1,408	13,598
Repurchased	(22,263)	(215,379)	(19,224)	(188,117)

Net increase	12,143	$114,870	32,776	$315,626

Class R5 shares

Sold	303,115	$2,918,230	105,440	$989,972
Distributions reinvested	2,324	21,033	2,003	19,347
Repurchased	(29,804)	(281,776)	(62,151)	(590,633)

Net increase	275,635	$2,657,487	45,292	$418,686

Annual report | Retirement Living Portfolios	65

Retirement Living through 2035 Portfolio continued
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R6 shares

Sold	10,741	$100,000	—	—

Net increase	10,741	$100,000	—	—

Class 1 shares

Sold	9,960,815	$94,630,020	10,503,579	$101,850,456
Distributions reinvested	1,224,581	11,082,454	1,020,307	9,856,170
Repurchased	(3,827,067)	(36,634,920)	(1,580,213)	(15,532,918)

Net increase	7,358,329	$69,077,554	9,943,673	$96,173,708

Net increase	8,450,927	$79,494,745	10,715,867	$103,687,680

1Period from 3-1-12 (inception date) to 8-31-12.

Retirement Living through 2030 Portfolio
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,437,840	$13,635,203	1,343,382	$13,064,490
Distributions reinvested	42,172	378,703	30,161	288,034
Repurchased	(722,635)	(6,832,622)	(678,346)	(6,464,785)

Net increase	757,377	$7,181,284	695,197	$6,887,739

Class R1 shares

Sold	126,726	$1,166,255	127,504	$1,237,042
Distributions reinvested	3,152	28,241	2,689	25,602
Repurchased	(94,741)	(893,904)	(109,558)	(1,036,211)

Net increase	35,137	$300,592	20,635	$226,433

Class R2 shares[1]

Sold	10,204	$100,000	—	—

Net increase	10,204	$100,000	—	—

Class R3 shares

Sold	109,920	$1,027,521	125,056	$1,222,516
Distributions reinvested	4,195	37,590	3,003	28,621
Repurchased	(82,650)	(749,409)	(38,474)	(368,489)

Net increase	31,465	$315,702	89,585	$882,648

Class R4 shares

Sold	49,874	$447,563	63,637	$621,435
Distributions reinvested	1,445	12,932	276	2,629
Repurchased	(61,619)	(587,142)	(16,072)	(146,525)

Net increase (decrease)	(10,300)	($126,647)	47,841	$477,539

Class R5 shares

Sold	501,508	$4,746,602	168,835	$1,594,059
Distributions reinvested	5,508	49,295	4,023	38,299
Repurchased	(39,722)	(376,035)	(41,289)	(395,101)

Net increase	467,294	$4,419,862	131,569	$1,237,257

Class R6 shares

Sold	10,870	$100,000	—	—

Net increase	10,870	$100,000	—	—

Class 1 shares

Sold	11,563,588	$108,474,778	12,966,416	$124,741,431
Distributions reinvested	1,693,638	15,141,121	1,408,297	13,392,900
Repurchased	(4,599,245)	(43,300,121)	(2,345,511)	(22,551,495)

Net increase	8,657,981	$80,315,778	12,029,202	$115,582,836

Net increase	9,960,028	$92,606,571	13,014,029	$125,294,452

1Period from 3-1-12 (inception date) to 8-31-12.

66	Retirement Living Portfolios | Annual report

Retirement Living through 2025 Portfolio
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,659,304	$15,796,148	1,528,260	$14,737,656
Distributions reinvested	56,235	508,364	36,662	350,123
Repurchased	(652,249)	(6,183,969)	(540,062)	(5,190,788)

Net increase	1,063,290	$10,120,543	1,024,860	$9,896,991

Class R1 shares

Sold	120,649	$1,134,038	95,284	$916,581
Distributions reinvested	4,117	37,140	2,922	27,817
Repurchased	(96,407)	(925,306)	(73,230)	(690,740)

Net increase	28,359	$245,872	24,976	$253,658

Class R2 shares[1]

Sold	10,194	$100,000	—	—

Net increase	10,194	$100,000	—	—

Class R3 shares

Sold	110,988	$1,021,547	165,875	$1,615,642
Distributions reinvested	6,122	55,224	4,367	41,572
Repurchased	(79,571)	(725,727)	(72,908)	(684,266)

Net increase	37,539	$351,044	97,334	$972,948

Class R4 shares

Sold	71,610	$690,573	43,662	$424,596
Distributions reinvested	2,252	20,317	1,783	16,974
Repurchased	(44,272)	(421,414)	(11,895)	(116,650)

Net increase	29,590	$289,476	33,550	$324,920

Class R5 shares

Sold	562,858	$5,370,430	338,943	$3,193,519
Distributions reinvested	9,671	87,037	7,901	75,137
Repurchased	(56,235)	(530,368)	(86,579)	(827,427)

Net increase	516,294	$4,927,099	260,265	$2,441,229

Class R6 shares

Sold	10,799	$100,000	—	—

Net increase	10,799	$100,000	—	—

Class 1 shares

Sold	13,734,031	$129,829,980	14,208,730	$137,182,486
Distributions reinvested	2,205,530	19,849,769	1,879,767	17,876,588
Repurchased	(5,236,986)	(49,320,953)	(2,921,106)	(27,708,237)

Net increase	10,702,575	$100,358,796	13,167,391	$127,350,837

Net increase	12,398,640	$116,492,830	14,608,376	$141,240,583

1Period from 3-1-12 (inception date) to 8-31-12.

Retirement Living through 2020 Portfolio
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,816,717	$17,301,968	1,466,313	$14,354,145
Distributions reinvested	73,980	676,912	55,990	536,383
Repurchased	(1,202,901)	(11,439,894)	(599,434)	(5,817,025)

Net increase	687,796	$6,538,986	922,869	$9,073,503

Class R1 shares

Sold	122,914	$1,164,012	123,245	$1,205,573
Distributions reinvested	4,460	40,767	4,330	41,438
Repurchased	(102,548)	(980,889)	(99,947)	(966,546)

Net increase	24,826	$223,890	27,628	$280,465

Class R2 shares[1]

Sold	10,142	$100,000	—	—

Net increase	10,142	$100,000	—	—

Annual report | Retirement Living Portfolios	67

Retirement Living through 2020 Portfolio continued

		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R3 shares

Sold	151,817	$1,455,961	168,047	$1,640,490
Distributions reinvested	8,603	78,636	8,055	77,082
Repurchased	(119,750)	(1,110,360)	(97,747)	(956,402)

Net increase	40,670	$424,237	78,355	$761,170

Class R4 shares

Sold	39,868	$360,241	35,973	$354,468
Distributions reinvested	2,011	18,339	450	4,300
Repurchased	(11,740)	(113,103)	(4,508)	(43,090)

Net increase	30,139	$265,477	31,915	$315,678

Class R5 shares

Sold	992,821	$9,554,786	358,396	$3,453,920
Distributions reinvested	13,632	124,598	9,131	87,380
Repurchased	(327,187)	(3,180,807)	(114,979)	(1,114,770)

Net increase	679,266	$6,498,577	252,548	$2,426,530

Class R6 shares

Sold	10,638	$100,000	—	—

Net increase	10,638	$100,000	—	—

Class 1 shares

Sold	10,782,290	$103,207,930	12,683,319	$122,914,907
Distributions reinvested	2,446,473	22,336,298	2,200,393	21,035,765
Repurchased	(6,092,785)	(58,257,306)	(5,192,514)	(50,358,295)

Net increase	7,135,978	$67,286,922	9,691,198	$93,592,377

Net increase	8,619,455	$81,438,089	11,004,513	$106,449,723

1Period from 3-1-12 (inception date) to 8-31-12.

Retirement Living through 2015 Portfolio
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,530,889	$14,614,195	1,532,470	$14,920,701
Distributions reinvested	71,758	655,155	48,942	463,976
Repurchased	(919,740)	(8,759,611)	(667,084)	(6,408,304)

Net increase	682,907	$6,509,739	914,328	$8,976,373

Class R1 shares

Sold	73,771	$696,426	97,553	$946,495
Distributions reinvested	4,435	40,490	3,848	36,442
Repurchased	(116,953)	(1,116,817)	(75,325)	(738,582)

Net increase (decrease)	(38,747)	($379,901)	26,076	$244,355

Class R2 shares[1]

Sold	10,246	$100,000	—	—

Net increase	10,246	$100,000	—	—

Class R3 shares

Sold	309,839	$2,900,606	186,520	$1,780,327
Distributions reinvested	13,363	121,870	6,702	63,470
Repurchased	(85,429)	(814,964)	(84,733)	(817,575)

Net increase	237,773	$2,207,512	108,489	$1,026,222

Class R4 shares

Sold	5,222	$49,167	12,066	$117,400
Distributions reinvested	458	4,180	241	2,280
Repurchased	(15,661)	(149,808)	(2,897)	(27,066)

Net increase (decrease)	(9,981)	($96,461)	9,410	$92,614

68	Retirement Living Portfolios | Annual report

Retirement Living through 2015 Portfolio continued
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	538,998	$5,201,940	157,201	$1,501,810
Distributions reinvested	5,783	52,745	3,887	36,808
Repurchased	(161,022)	(1,557,590)	(36,800)	(355,605)

Net increase	383,759	$3,697,095	124,288	$1,183,013

Class R6 shares

Sold	10,638	$100,000	—	—

Net increase	10,638	$100,000	—	—

Class 1 shares

Sold	6,647,262	$63,603,050	8,785,379	$84,580,324
Distributions reinvested	1,908,726	17,407,578	1,741,426	16,473,894
Repurchased	(6,913,558)	(65,836,954)	(4,451,172)	(42,997,625)

Net increase	1,642,430	$15,173,674	6,075,633	$58,056,593

Net increase	2,919,025	$27,311,658	7,258,224	$69,579,170

1Period from 3-1-12 (inception date) to 8-31-12.

Retirement Living through 2010 Portfolio
		Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,062,521	$10,335,415	1,208,882	$11,860,002
Distributions reinvested	59,176	550,333	36,740	352,702
Repurchased	(739,593)	(7,173,550)	(529,927)	(5,192,641)

Net increase	382,104	$3,712,198	715,695	$7,020,063

Class R1 shares

Sold	14,909	$144,106	27,366	$268,382
Distributions reinvested	1,117	10,364	1,012	9,693
Repurchased	(13,626)	(132,055)	(39,019)	(379,050)

Net increase (decrease)	2,400	$22,415	(10,641)	($100,975)

Class R2 shares[1]

Sold	10,132	$100,000	—	—

Net increase	10,132	$100,000	—	—

Class R3 shares

Sold	32,181	$310,396	90,085	$887,869
Distributions reinvested	7,142	66,349	5,431	52,080
Repurchased	(94,020)	(913,905)	(26,642)	(262,105)

Net increase (decrease)	(54,697)	($537,160)	68,874	$677,844

Class R4 shares

Sold	15,506	$149,776	33,231	$332,470
Distributions reinvested	1,145	10,633	281	2,696
Repurchased	(12,660)	(122,015)	(5,207)	(49,306)

Net increase	3,991	$38,394	28,305	$285,860

Class R5 shares

Sold	311,144	$3,040,398	481,852	$4,653,366
Distributions reinvested	11,440	106,159	7,599	72,798
Repurchased	(146,048)	(1,439,158)	(239,303)	(2,308,604)

Net increase	176,536	$1,707,399	250,148	$2,417,560

Class R6 shares

Sold	10,417	$100,000	—	—

Net increase	10,417	$100,000	—	—

Class 1 shares

Sold	3,684,439	$35,792,377	5,062,972	$49,216,235
Distributions reinvested	1,597,003	14,836,157	1,841,210	17,657,201
Repurchased	(10,063,974)	(97,962,470)	(12,680,313)	(124,352,863)

Net decrease	(4,782,532)	($47,333,936)	(5,776,131)	($57,479,427)

Net decrease	(4,251,649)	($42,190,690)	(4,723,750)	($47,179,075)

1Period from 3-1-12 (inception date) to 8-31-12.

Annual report | Retirement Living Portfolios	69

Affiliates of the Trust owned shares of beneficial interest of the following Portfolios on August 31, 2012:

Fund	Class	% by Class

Retirement Living through 2050	A	20%
Retirement Living through 2050	R1	100%
Retirement Living through 2050	R2	100%
Retirement Living through 2050	R3	100%
Retirement Living through 2050	R4	100%
Retirement Living through 2050	R5	94%
Retirement Living through 2050	R6	100%
Retirement Living through 2045	R2	100%
Retirement Living through 2045	R6	100%
Retirement Living through 2040	R2	100%
Retirement Living through 2040	R6	100%
Retirement Living through 2035	R2	100%
Retirement Living through 2035	R6	100%
Retirement Living through 2030	R2	100%
Retirement Living through 2030	R6	100%
Retirement Living through 2025	R2	100%
Retirement Living through 2025	R6	100%
Retirement Living through 2020	R2	100%
Retirement Living through 2020	R6	100%
Retirement Living through 2015	R2	100%
Retirement Living through 2015	R6	100%
Retirement Living through 2010	R2	100%
Retirement Living through 2010	R6	100%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended August 31, 2012:

Portfolio	Purchases	Sales

Retirement Living through 2050	$62,282,331	$18,471,569
Retirement Living through 2045	417,503,537	355,907,376
Retirement Living through 2040	417,388,282	345,180,744
Retirement Living through 2035	538,978,450	454,022,838
Retirement Living through 2030	666,292,569	566,482,197
Retirement Living through 2025	756,965,360	632,448,545
Retirement Living through 2020	653,284,401	565,191,724
Retirement Living through 2015	382,508,105	351,380,566
Retirement Living through 2010	238,215,164	279,268,087

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2012, the following Portfolios held 5% or more of an underlying funds’ net assets:

Portfolio	Affiliated Series NAV	Portfolio’s Net Assets

Retirement Living through 2045	John Hancock Funds II Strategic Equity Allocation	6.6%
Retirement Living through 2040	John Hancock Funds II Strategic Equity Allocation	6.6%
Retirement Living through 2035	John Hancock Funds II Strategic Equity Allocation	8.5%
Retirement Living through 2030	John Hancock Funds II Strategic Equity Allocation	10.2%
Retirement Living through 2025	John Hancock Funds II Strategic Equity Allocation	10.7%
Retirement Living through 2020	John Hancock Funds II Strategic Equity Allocation	8.6%

70	Retirement Living Portfolios | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios identified in Note 1 which are part of John Hancock Funds II (the “Trust”) at August 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the transfer agents, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

Annual report | Retirement Living Portfolios	71

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolios, if any, paid during its taxable year ended August 31, 2012.

The Portfolios report the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Portfolios report the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

The Portfolios below have the following amounts as foreign tax credits, which represent taxes paid on income derived from foreign sources.

Fund	Foreign Sourced Income	Foreign Tax Credit

Retirement Living through 2045	$1,632,255	$155,522
Retirement Living through 2040	1,602,557	152,686
Retirement Living through 2035	2,085,833	198,737
Retirement Living through 2030	2,415,050	230,368
Retirement Living through 2025	2,457,422	234,866
Retirement Living through 2020	1,825,446	176,229

72	Retirement Living Portfolios | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios of John Hancock Funds II (the “Trust”) discussed in this report (the “Funds”).

At in-person meetings held on May 24–25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2) the investment performance of the Funds and their Sub-Advisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Sub-Advisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Sub-Advisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24–25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Annual report | Retirement Living Portfolios	73

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of JHIMS’ duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2) (a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of

74	Retirement Living Portfolios | Annual report

the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4) (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Sub-Advisers; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund and concluded that the advisory fee to be paid to the Adviser with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Annual report | Retirement Living Portfolios	75

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1) information relating to each Sub-Adviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated Sub-Advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

76	Retirement Living Portfolios | Annual report

In addition, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period.

Appendix A

Performance of Portfolio
Portfolio (Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
through 2010 Portfolio	Portfolio underperformed	peer group.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for	including the Portfolio’s
Management a divi-	period, and underperformed	this Portfolio are higher than	favorable performance
sion of Manulife Asset	for the five-year period.	the peer group median.	relative to the peer group
Management (North			for the one-, three- and
America) Limited	Lipper Peer Group — The	Total expenses for this	five-year periods.
	Portfolio outperformed for	Portfolio are higher than the
John Hancock Asset	the one-year period, outper-	peer group median.	The Board took into account
Management a divi-	formed for the three-year		management’s discussion
sion of Manulife Asset	period, and outperformed		of the Portfolio’s expenses,
Management (US) LLC	for the five-year period.		including the peer group.

QS Investors, LLC

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
through 2015 Portfolio	Portfolio underperformed	peer group.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for	including the Portfolio’s
Management a divi-	period, and underperformed	this Portfolio are higher than	favorable performance
sion of Manulife Asset	for the five-year period.	the peer group median.	relative to the peer group
Management (North			for the one-, three- and
America) Limited	Lipper Peer Group — The	Total expenses for this	five-year periods.
	Portfolio outperformed for	Portfolio are higher than the
John Hancock Asset	the one-year period, outper-	peer group median.	The Board took into account
Management a divi-	formed for the three-year		management’s discussion
sion of Manulife Asset	period, and outperformed		of the Portfolio’s expenses,
Management (US) LLC	for the five-year period.		including the peer group.

QS Investors, LLC

Annual report | Retirement Living Portfolios	77

Performance of Portfolio
Portfolio (Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees for the peer	The Board took into account
through 2020 Portfolio	Portfolio underperformed	group are not available.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for	including the Portfolio’s
Management a divi-	period, and underperformed	this Portfolio are higher than	favorable performance
sion of Manulife Asset	for the five-year period.	the peer group median.	relative to the peer group
Management (North			for the one-, three- and
America) Limited	Lipper Peer Group — The	Total expenses for this	five-year periods.
	Portfolio underperformed	Portfolio are higher than the
John Hancock Asset	for the one-year period, out-	peer group median.	The Board took into account
Management a divi-	performed for the three-year		management’s discussion
sion of Manulife Asset	period, and outperformed		of the Portfolio’s expenses,
Management (US) LLC	for the five-year period.		including the peer group.

QS Investors, LLC			The Board also noted that
the Portfolio’s total expenses
were only slightly higher
than the median.

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
through 2025 Portfolio	Portfolio underperformed	peer group.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for	including its favorable per-
Management a divi-	period, and underperformed	this Portfolio are higher than	formance relative to the peer
sion of Manulife Asset	for the five-year period.	the peer group median.	group over the three- and
Management (North			five-year periods.
America) Limited	Lipper Peer Group — The	Total expenses for this
	Portfolio underperformed	Portfolio are higher than the	The Board took into account
John Hancock Asset	for the one-year period, out-	peer group median.	management’s discussion
Management a divi-	performed for the three-year		of the Portfolio’s expenses,
sion of Manulife Asset	period, and outperformed		including the peer group.
Management (US) LLC	for the five-year period.

QS Investors, LLC

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees for the peer	The Board took into account
through 2030 Portfolio	Portfolio underperformed	group are not available.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for	including its favorable per-
Management a divi-	period, and underperformed	this Portfolio are higher than	formance relative to the peer
sion of Manulife Asset	for the five-year period.	the peer group median.	group over the three- and
Management (North			five-year periods.
America) Limited	Lipper Peer Group — The	Total expenses for this
	Portfolio underperformed	Portfolio are higher than the	The Board took into account
John Hancock Asset	for the one-year period, out-	peer group median.	management’s discussion
Management a divi-	performed for the three-year		of the Portfolio’s expenses,
sion of Manulife Asset	period, and outperformed		including the peer group.
Management (US) LLC	for the five-year period.		The Board also noted that
the Portfolio’s total expenses
QS Investors, LLC			were only slightly higher
than the median.

78	Retirement Living Portfolios | Annual report

Performance of Portfolio
Portfolio (Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
through 2035 Portfolio	Portfolio underperformed	peer group.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for	including its favorable per-
Management a divi-	period, and underperformed	this Portfolio are higher than	formance relative to the peer
sion of Manulife Asset	for the five-year period.	the peer group median.	group over the three- and
Management (North			five-year periods.
America) Limited	Lipper Peer Group — The	Total expenses for this
	Portfolio underperformed	Portfolio are higher than the	The Board took into account
John Hancock Asset	for the one-year period, out-	peer group median.	management’s discussion
Management a divi-	performed for the three-year		of the Portfolio’s expenses,
sion of Manulife Asset	period, and outperformed		including the peer group.
Management (US) LLC	for the five-year period.
The Board also noted that
QS Investors, LLC			the Portfolio’s total expenses
were only slightly higher
than the median.

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees for the peer	The Board took into account
through 2040 Portfolio	Portfolio underperformed	group are not available.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for	including its favorable per-
Management a divi-	period, and underperformed	this Portfolio are higher than	formance relative to the peer
sion of Manulife Asset	for the five-year period.	the peer group median.	group over the three- and
Management (North			five-year periods.
America) Limited	Lipper Peer Group — The	Total expenses for this
	Portfolio underperformed	Portfolio are higher than the	The Board took into account
John Hancock Asset	for the one-year period, out-	peer group median.	management’s discussion
Management a divi-	performed for the three-year		of the Portfolio’s expenses,
sion of Manulife Asset	period, and outperformed		including the peer group.
Management (US) LLC	for the five-year period.		The Board also noted that
the Portfolio’s total expenses
QS Investors, LLC			were only slightly higher
than the median.

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees: Limited	The Board took into account
through 2045 Portfolio	Portfolio underperformed	peer group.	management’s discussion of
	for the one-year period, out-		the Portfolio’s performance,
John Hancock Asset	performed for the three-year	Net management fees for	including its favorable per-
Management a divi-	period, and underperformed	this Portfolio are higher than	formance relative to the peer
sion of Manulife Asset	for the five-year period.	the peer group median.	group over the three- and
Management (North			five-year periods.
America) Limited	Lipper Peer Group — The	Total expenses for this
	Portfolio underperformed	Portfolio are higher than the	The Board took into account
John Hancock Asset	for the one-year period, out-	peer group median.	management’s discussion
Management a divi-	performed for the three-year		of the Portfolio’s expenses,
sion of Manulife Asset	period, and outperformed		including the peer group.
Management (US) LLC	for the five-year period.		The Board also noted that
the Portfolio’s total expenses
QS Investors, LLC			were only slightly higher
than the median.

Annual report | Retirement Living Portfolios	79

Performance of Portfolio
Portfolio (Subadviser)	as of March 31, 2012	Fees and Expenses	Other Comments

JHF II Retirement Living	Benchmark Index — The	Subadvisory fees: Limited	The Board noted that the
through 2050 Portfolio	Portfolio launched on	peer group.	Portfolio recently com-
	4/28/2011.		menced operations and has a
John Hancock Asset		Net management fees for	limited performance history.
Management a divi-	Lipper Peer Group — The	this Portfolio are equal to	The Board took into account
sion of Manulife Asset	Portfolio launched on	the peer group median.	management’s discussion
Management (North	4/28/2011.		of the Portfolio’s expenses,
America) Limited		Total expenses for this	including the peer group as
		Portfolio are higher than the	well as the impact of the size
John Hancock Asset		peer group median.	of the Portfolio on expenses.
Management a divi-			The Board also noted that
sion of Manulife Asset			the Portfolio’s expenses
Management (US) LLC			were only slightly above
the median.
QS Investors, LLC

80	Retirement Living Portfolios | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	198

Director, Island Commuter Corp. (marine transport). Trustee of John Hancock Variable
Insurance Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of
John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	198

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public
Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: Lincoln Educational
Services Corporation (since 2004), Symetra Financial Corporation (since 2010) and PMA
Capital Corporation (2004–2010). Trustee of John Hancock Variable Insurance Trust
(since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock
Funds III (2005–2006).

Grace K. Fey, Born: 1946	2008	198

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice
President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust
(since 2009). Trustee of John Hancock Variable Insurance Trust (since 2008) and John
Hancock Funds II (since 2008).

Theron S. Hoffman, Born: 1947	2008	198

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director,
The Todd Organization (consulting firm) (2003–2010); President, Westport Resources
Management (investment management consulting firm) (2006–2008); Senior Managing
Director, Partner and Operating Head, Putnam Investments (2000–2003); Executive Vice
President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee of John Hancock Variable Insurance Trust (since 2008) and John Hancock
Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	198

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since
1984). Trustee of Virtus Variable Insurance Trust (formerly, the Phoenix Edge Series Funds)
(since 2008); Director, The Barnes Group (since 2010). Trustee of John Hancock Variable
Insurance Trust (since 2005) and John Hancock Funds II (since 2005) and former Trustee of
John Hancock Funds III (2005–2006).

James M. Oates, Born: 1946	2005	198

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and
Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company)
(1997–2011). Director, Stifel Financial (since 1996); Director, Investor Financial Services
Corporation (1995–2007); Director, Connecticut River Bancorp (since 1998). Director, Virtus
Funds (formerly, Phoenix Mutual Funds) (since 1988). Trustee of John Hancock Variable
Insurance Trust (since 2004); Chairman of the Board of John Hancock Variable Insurance
Trust (since 2005); Trustee and Chairman of the Board of John Hancock Funds II (since
2005) and former Trustee of John Hancock Funds III (2005–2006).

Annual report | Retirement Living Portfolios	81

Non-Independent Trustee[2]

Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	198

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds,
LLC, and John Hancock Investment Management Services, LLC (2005–2010); Trustee,
John Hancock Variable Insurance Trust (since 2005) John Hancock Funds II (since 2005) and
John Hancock retail funds (2005–2010).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012); President,
John Hancock Investment Management Services, LLC (since 2010); Trustee (since 2010) and President
(since 2012), John Hancock retail funds; President, John Hancock Variable Insurance Trust (since 2009).

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President, John Hancock
Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment Management Services,
LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive
Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President,
John Hancock Variable Insurance Trust (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds and
John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds and John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2008).

82	Retirement Living Portfolios | Annual report

Principal officers who are not Trustees (continued)

Officer
Name, Year of Birth	of the
Position(s) held with Fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer,
John Hancock retail funds and John Hancock Variable Insurance Trust (since 2007); Assistant Treasurer,
Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Assistant Treasurer, Fidelity Group of
Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

Annual report | Retirement Living Portfolios	83

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Charles L. Bardelis*	Subadvisers
Peter S. Burgess*	John Hancock Asset Management
Grace K. Fey
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Executive Vice President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolios’ proxy voting policies and procedures, as well as the Portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolios’ Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

84	Retirement Living Portfolios | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LCA 8/12
10/12

JOHN HANCOCK

Funds II

8.31.2012 **Annual Report**

John Hancock

MUTUAL FUNDS

John Hancock Funds II

Annual Report — Table of Contents

Manager’s Commentary and Fund Performance (See below for each Fund’s page #)	3
Shareholder Expense Example	60
Portfolio of Investments (See below for each Fund’s page #)	66
Statements of Assets and Liabilities	318
Statements of Operations	333
Statements of Changes in Net Assets	348
Financial Highlights	358
Notes to Financial Statements	371
Report of Independent Registered Public Accounting Firm	444
Federal Tax Information	445
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	446
Appendix A	449
Trustees and Officers Information	470
For More Information	473

Manager’s Commentary &		Portfolio of	Manager’s Commentary &		Portfolio of
Fund	Fund Performance	Investments	Fund	Fund Performance	Investments

Active Bond Fund	4	66	Mid Cap Value Equity Fund	32	185
All Cap Core Fund	5	81	Mid Cap Value Index Fund	33	187
All Cap Value Fund	6	85	Mid Value Fund	34	191
Alpha Opportunities Fund	7	87	Mutual Shares Fund	35	193
Blue Chip Growth Fund	8	91	Real Estate Equity Fund	36	196
Capital Appreciation Fund	9	93	Real Estate Securities Fund	37	196
Capital Appreciation Value Fund	10	95	Real Return Bond Fund	38	197
Core Bond Fund	11	99	Redwood Fund	39	199
Core Diversified Growth & Income Portfolio	12	104	Retirement Choices at 2010 Portfolio	40	200
Core Fundamental Holdings Portfolio	13	105	Retirement Choices at 2015 Portfolio	41	201
Core Global Diversification Portfolio	14	105	Retirement Choices at 2020 Portfolio	42	201
Emerging Markets Debt Fund	15	105	Retirement Choices at 2025 Portfolio	43	202
Equity-Income Fund	16	107	Retirement Choices at 2030 Portfolio	44	202
Fundamental Global Franchise Fund		110	Retirement Choices at 2035 Portfolio	45	202
Fundamental Value Fund	17	110	Retirement Choices at 2040 Portfolio	46	203
Global Bond Fund	18	112	Retirement Choices at 2045 Portfolio	47	203
Global Real Estate Fund	19	119	Retirement Choices at 2050 Portfolio	48	203
Health Sciences Fund	20	121	Short Term Government Income Fund	49	204
Heritage Fund	21	123	Small Cap Growth Fund	50	204
High Income Fund	22	125	Small Cap Opportunities Fund	51	207
High Yield Fund	23	129	Small Cap Value Fund	52	218
International Growth Opportunities Fund		136	Small Company Growth Fund	53	220
International Growth Stock Fund	24	137	Small Company Value Fund	54	222
International Opportunities Fund	25	138	Smaller Company Growth Fund	55	225
International Small Cap Fund	26	139	Spectrum Income Fund	56	234
International Small Company Fund	27	141	Strategic Equity Allocation Fund		263
International Value Fund	28	170	Total Return Fund	57	300
Investment Quality Bond Fund	29	171	U.S. High Yield Bond Fund	58	307
Mid Cap Growth Index Fund	30	180	Value Fund	59	312
Mid Cap Stock Fund	31	183

2

John Hancock Funds II

Manager’s Commentary and Fund Performance

Fund Performance

In the following pages we have set forth information regarding the performance of each Fund of John Hancock Funds II (the Trust). There are several ways to evaluate a Fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance Tables

The Performance Tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a Fund’s total change in share value in percentage terms over a set period of time —one, five and ten years (or since the Fund’s inception if less than the applicable period). An average annual total return takes the Fund’s cumulative total return for a time period greater than one year and shows what would have happened if the Fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the Funds as applicable. If these were included, performance would be lower.

Graph — Change in Value of $10,000 Investment and Comparative Indices

The performance graph for each Fund shows the change in value of a $10,000 investment over the life or ten-year period of each Fund, whichever is shorter. Each Fund’s performance is compared with the performance of one or more broad-based securities indices as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Fund operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Fund invests.

Portfolio Manager’s Commentary

Finally, we have provided a commentary by each portfolio manager regarding each Fund’s performance during the period ended August 31, 2012. The views expressed are those of the portfolio manager as of August 31, 2012, and are subject to change based on market and other conditions. Information about a Fund’s holdings, asset allocation or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Funds are not insured by the FDIC, are not a deposit or other obligation of, or guaranteed by banks and are subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Funds, see the Trust prospectuses.

“Standard & Poor’s,” “Standard & Poor’s 500,” “S&P 500” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. “Russell 1000,” “Russell 2000,” “Russell 3000” and “Russell Midcap” are trademarks of Frank Russell Company. “Wilshire 5000” is a trademark of Wilshire Associates. “EAFE” and “MSCI” are trademarks of MSCI, Inc.. “Barclays Capital” is a registered trademark of Barclays Bank PLC. ”Lipper“ is a registered trademark of Reuters S.A. None of the Funds in the Trust are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

3

Active Bond Fund

Subadviser: Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (John Hancock Asset Management)
Portfolio Managers: Peter Farley, Howard C. Greene and Jeffrey N. Given

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

Portfolio Composition*	% of Total
U.S. Government Agency	28.0
Collateralized Mortgage Obligations	17.9
Financials	15.4
U.S. Government	6.8
Energy	5.5
Consumer Discretionary	4.1
Industrials	3.5
Asset Backed Securities	2.8
Materials	2.8
Utilities	2.6
Telecommunication Services	2.4
Consumer Staples	1.4
Health Care	1.0
Information Technology	0.3
Municipal Bonds	0.2
Foreign Government Obligations	0.1
Short-Term Investments & Other	5.2

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,522.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Active Bond Fund Class NAV returned +8.20%, outperforming the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment ► Declaration Management & Research LLC and John Hancock Asset Management each manage 50% of the Fund in separate sleeves. Two subadvisers are utilized to provide a more diversified approach to bond investing.

Declaration Management & Research LLC Commentary

The past year has experienced volatile moments but markets overall seem to be adjusting to the new world environment. The European debt crisis continued to remain in the forefront, flanked with optimism over a U.S. recovery but with concerns over a sluggish Chinese economy. Interest rates fell to historic lows as fears over Spain’s and Italy’s debt burdens drove temporary bouts of flight to quality in markets. Government policy decisions in Europe remained in focus. Incremental steps to solve the crisis appear to have been unsuccessful as the market is waiting for more substantive steps and commitments from the European Central Bank and more importantly from Germany. Mixed optimism over the U.S. recovery has been a bright spot, as the housing market appears to be stabilizing and possibly recovering. Other economic metrics remain subdued such as employment gains and GDP growth but are still representative of a gradual yet fragile recovery. Fixed income sectors responded in a mixed fashion, as caution plagued the early part of the year, but experienced a broad-based rally in mid-2012.

The portfolio remained short duration relative to the benchmark, which subtracted from performance. Outperformance in securitized asset markets, including commercial mortgage-backed securities and residential mortgage-backed securities, added to performance.

We still anticipate markets to stay volatile as world markets are still being controlled by extraordinary amounts of monetary policy that may have unintended consequences. Fixed income credit sectors should perform well in the low interest rate environment, benefiting from the general support of central banks.

John Hancock Asset Management Commentary

U.S. bonds posted solid gains for the 12-month period as interest rates fell. After weak economic data sparked concerns about a possible recession early in the period, the U.S. economy showed signs of improvement, quelling recession fears. Most notably, job growth exceeded expectations. Meanwhile, European authorities took steps to ease its sovereign debt crisis by shoring up the banking system and providing liquidity to the bond markets in several countries.

In this environment, corporate bonds and commercial mortgage-backed securities (CMBS) led a broad bond market rally. In the last half of the reporting period, weaker economic data in the U.S. and renewed debt troubles in Europe led to a flight to quality, sending Treasury yields down to historic lows. Corporate bonds and other credit-related securities also continued to fare well as investors sought out higher-yielding investments in a low interest rate environment

The portfolio’s outperformance of its benchmark index for the period was driven primarily by sector allocation. Overweight positions in CMBS and corporate bonds, including a meaningful weighting in high-yield corporate securities, added value. An underweight position in Treasury bonds also contributed to relative results. Within the portfolio’s investment-grade corporate bond holdings, an emphasis on financial companies’ bonds boosted performance as they outperformed other segments of the corporate bond market. Individual security selection was also a positive factor, particularly in the corporate sector. We modified the portfolio’s risk profile by reducing its exposure to corporate bonds, though they continued to comprise the largest sector in the portfolio. We reallocated these assets into residential and commercial mortgage-backed securities.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Active Bond Fund Class 1 (began 10/15/05)	8.14%	7.69%	—	6.60%	44.82%	—	55.22%
Active Bond Fund Class NAV (began 10/27/05)	8.20%	7.75%	—	6.73%	45.22%	—	56.20%
Barclays Capital U.S. Aggregate Bond Index[3,4] (10/15/05)	5.78%	6.66%	—	6.09%	38.05%	—	50.21%
Barclays Capital U.S. Aggregate Bond Index[3,4] (10/27/05)	5.78%	6.66%	—	6.18%	38.05%	—	50.72%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Active Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.69% and Class NAV – 0.64%.

4

All Cap Core Fund

Subadviser: QS Investors, LLC
Portfolio Managers: Robert Wang and Russell Shtern

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.

Sector Weighting*	% of Total
Information Technology	19.3
Financials	16.1
Health Care	13.8
Consumer Discretionary	9.8
Energy	9.8
Consumer Staples	9.8
Industrials	8.2
Utilities	4.5
Materials	3.9
Telecommunication Services	3.8
Short-Term Investments & Other	1.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►  For the year ended August 31, 2012, the All Cap Core Fund Class NAV returned +14.78%, underperforming the +17.03% return of the Russell 3000 Index.

Environment ►  Detractors to the strategy included stock selection in Industrials including price decreases in our average overweight positions in a machinery manufacturer and a professional services company combined with price increases in our average underweight position in a diversified technology and financial services company. Stock selection in the health care equipment & services industry also detracted from performance. Finally, price decreases in a computer manufacturer and electronic component manufacturer, combined with bad timing on our position in a software provider, hurt performance.

Performance contributors, though many, were not enough to offset the detractors. The Fund benefited from positions in the Energy group and increases in pharmaceuticals, biotechnology and life sciences holdings. The position in a web services company also added to return. The strategy uses quantitative factors to build the portfolio. For the year ended August 31, 2012, the Stability (lower volatility), Dynamic (higher volatility) and Sentiment (momentum) factors detracted within the quantitative model level while Valuation (relative price), Growth (sales and earnings growth) and Quality (cash flow) contributed. From 12 months ago, exposure to the model weights have decreased in the Growth, Sentiment and Stability style components and increased within the Dynamic and Valuation factors.

After showing signs of improvement in late 2011 and early 2012, the economy seems to have lost momentum. Evidence of deceleration emerged in the labor market, consumer spending and business investment, marking another chapter in the frustrating “stop-go” recovery pattern. The economy has not been able to shift persistently into a higher gear. Instead, the recovery remains tepid, with fluctuating fits and starts around a generally mediocre growth trend.

Activity continues to be restrained by household efforts to strengthen their balance sheets and reduce debt, the continued housing overhang, credit restraint, and retrenchment by state and local governments. These drags have hampered the recovery, delaying and diluting normal recovery forces.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

All Cap Core Fund Class NAV (began 4/28/06)	14.78%	–0.39%	—	1.35%	–1.96%	—	8.86%
Russell 3000 Index[3,4]	17.03%	1.50%	—	3.31%	7.75%	—	22.91%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the All Cap Core Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
equity market.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.81%.

5

All Cap Value Fund

Subadviser: Lord, Abbett & Co. LLC
Portfolio Managers: Robert P. Fetch, Deepak Khana and Sean J. Aurigemma

INVESTMENT OBJECTIVE & POLICIES ►  To seek capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that are believed to be undervalued.

Sector Weighting*	% of Total
Financials	23.2
Health Care	17.4
Energy	13.4
Consumer Discretionary	11.1
Information Technology	9.2
Industrials	7.7
Consumer Staples	6.5
Materials	4.5
Utilities	3.9
Telecommunication Services	2.2
Short-Term Investments & Other	0.9

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,120.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the All Cap Value Fund Class NAV returned +8.04%, underperforming the +17.05% return of the Russell 3000 Value Index.

Environment ►  The period was a challenging and volatile one for the U.S. equity market. The period began in September with the steepest monthly market decline since 2008, caused by an intensifying sovereign debt crisis in Europe and Standard & Poor’s recent downgrade of U.S. sovereign debt. Intra-market correlations rose to record levels during this challenging month, an indication that investors were not differentiating between securities on the basis of fundamentals. Although the market recovered during the fourth quarter of 2011 and the first quarter of 2012, the risk-off environment returned during the second quarter, and defensive sectors outperformed cyclical sectors. This volatile environment was not favorable to our value-oriented, bottom-up fundamental approach. Our process led to a cyclical emphasis and, ultimately, a higher risk posture than was appropriate in retrospect.

Stock selection within economically sensitive sectors, such as Energy and Industrials, hampered performance. Within the Energy sector, an oilfield services company missed earnings after weak North American operating income and rising costs. A natural gas producer was hurt by the decline in natural gas prices. In addition, shares of a provider of workforce solutions and services declined amid concerns about its exposure to Europe’s economic weakness.

The Utilities sector underperformed the overall index for the one-year period, and the portfolio benefited from a significant underweight in the group. The portfolio also benefited from an underweight in the diversified financial services space, as we favored regional banks. Shares of a pharmaceutical company climbed after a positive vote by the Food and Drug Administration raised the probability of an earlier than expected 2012 launch of a drug for multiple myeloma.

While we recognize several risk factors — including uncertainty in Europe, the U.S. “fiscal cliff,” the presidential election, and a slowing economy in China — we believe that the U.S. economy will modestly expand in the coming year.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

All Cap Value Fund Class 1 (began 10/15/05)	8.04%	1.80%	—	5.14%	9.35%	—	41.20%
All Cap Value Fund Class NAV (began 10/15/05)	8.04%	1.85%	—	5.18%	9.61%	—	41.57%
Russell 3000 Value Index[3,4]	17.05%	–0.72%	—	3.57%	–3.56%	—	27.30%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the All Cap Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.
The stocks in this index are also members of either the Russell 1000 Value or Russell 2000 Value indices.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.87% and Class NAV – 0.82%.

6

Alpha Opportunities Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Kent Stahl, CFA and Gregg Thomas, CFA

INVESTMENT OBJECTIVE & POLICIES ►  To seek long-term total return by employing a “multiple sleeve structure” which means the Fund has several components that are managed separately in different investment styles. The Fund seeks to obtain its objective by combining these different components into a single fund. For purposes of the Fund, “total return” means growth of capital and investment income (dividends and interest).

Sector Weighting*	% of Total
Information Technology	19.2
Consumer Discretionary	17.8
Health Care	14.6
Industrials	11.9
Financials	10.9
Energy	9.6
Materials	5.7
Consumer Staples	4.7
Telecommunication Services	0.8
Utilities	0.7
Short-Term Investments & Other	4.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Alpha Opportunities Fund Class NAV returned +12.53%, underperforming the +17.03% return of the Russell 3000 Index.

Environment ►  After a volatile period for U.S. stocks in the second half of 2011, equity markets rose to start 2012, driven by positive employment data, better-than-expected corporate earnings and growing consumer confidence. Early in the first quarter of 2012, a positive employment report and robust manufacturing activity provided a tailwind for stocks. U.S. equities started to decline in the second quarter, suffering from increased risk aversion, as investors became increasingly concerned that the economic expansion was cooling. Stocks plunged in May as investors focused on a deteriorating political environment in Europe and the possibility that Greece could exit the eurozone. In the final months of the period, U.S. equities began to rise as solid corporate earnings and encouraging housing reports outweighed disappointing employment data.

Security selection within the Consumer Staples, Materials and Information Technology sectors detracted most from relative performance during the period. This was partially offset by strong stock selection within the Consumer Discretionary and Health Care sectors. Sector allocation, a result of our bottom-up stock-by-stock decision-making process, also hurt relative results. A modest cash position in a generally rising market detracted, as well as an overweight to the Materials sector and an underweight to the Telecommunication Services sector.

At period end, stock-by-stock decisions resulted in overweights to the Consumer Discretionary and Materials sectors. The Consumer Staples sector was the fund’s largest underweight, followed by Financials, Utilities and Telecommunication Services.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Alpha Opportunities Fund Class NAV (began 10/7/08)	12.53%	—	—	11.03%	—	—	50.41%
Russell 3000 Index[3,4]	17.03%	—	—	10.46%	—	—	47.43%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Alpha Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.02%.

7

Blue Chip Growth Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: Larry J. Puglia

INVESTMENT OBJECTIVE & POLICIES ► To provide long-term growth of capital with current income as a secondary objective. The Fund invests at least 80% of its net assets in common stocks of large- and medium-sized blue chip growth companies that are considered well established in their industries and have the potential for above-average earnings growth.

Sector Weighting*	% of Total
Information Technology	32.9
Consumer Discretionary	22.6
Industrials	13.2
Health Care	10.7
Financials	6.5
Energy	5.4
Materials	4.3
Telecommunication Services	2.2
Consumer Staples	1.2
Short-Term Investments & Other	1.0

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,849.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Blue Chip Growth Fund Class NAV returned +16.89%, underperforming the +18.00% return of the S&P 500 Index.

Environment ►  U.S. stocks produced solid gains during the period, extending the rebound that started in October. Market volatility was high, driven by global economic uncertainty, European sovereign debt concerns, and slowing growth in emerging markets. Stocks advanced amid optimism about U.S. economic growth, particularly employment trends, and signs of stabilization in the eurozone. Within the S&P 500 Index, all sectors posted positive returns. The Telecommunications Services sector posted the strongest results, followed by the Information Technology and Consumer Discretionary sectors. Materials, Energy and Utilities were the weakest performing sectors during the period.

Sector allocation contributed to relative performance, but the positive effect was offset by adverse stock selection. Information Technology was by far the largest contributor to relative performance. Stock selection within the sector was positive along with an overweight to one of the strongest-performing sectors in the Index. A popular consumer electronics and software firm had record-breaking revenues and announced a stock buyback and dividend payment plan. Stock selection in the Materials sector added relative value. Improvement in the housing market drove shares of a paint manufacturer higher as consumers increased their home improvement purchases.

Conversely, stock selection in the Consumer Discretionary sector was the largest drag on relative performance. Shares of a casino and resort operator declined along with other discretionary names as macroeconomic concerns weighed heavily on both consumers and investors.

Energy stocks also weighed on relative performance, but the negative effect of stock selection was partially offset by an underweight to one of the Index’s worst performing sectors.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Blue Chip Growth Fund Class 1 (began 10/15/05)	16.87%	3.08%	—	5.92%	16.36%	—	48.49%
Blue Chip Growth Fund Class NAV (began 10/15/05)	16.89%	3.12%	—	5.96%	16.62%	—	48.96%
S&P 500 Index[3,4]	18.00%	1.28%	—	4.70%	6.56%	—	37.13%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Blue Chip Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.86% and Class NAV – 0.81%.

8

Capital Appreciation Fund

Subadviser: Jennison Associates LLC
Portfolio Managers: Michael Del Balso, Kathleen A. McCarragher and Spiros Segalas

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing at least 65% of the Fund’s total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that are believed to have above-average growth prospects.

Sector Weighting*	% of Total
Information Technology	35.7
Consumer Discretionary	22.8
Health Care	15.3
Industrials	7.1
Consumer Staples	6.3
Energy	4.2
Financials	3.4
Telecommunication Services	2.8
Materials	1.7
Short-Term Investments & Other	0.7

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,165.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Capital Appreciation Fund Class NAV returned +12.72%, underperforming the +17.37% return of the Russell 1000 Growth Index.

Environment ► The U.S. equity market was volatile in the 12 months ended August 31, 2012, largely the result of European sovereign debt issues and uncertainty about global growth prospects. Stock prices ebbed and flowed as sentiment vacillated between optimism and pessimism, often based on short-term data.

U.S. economic growth proceeded at a sub-par pace, and unemployment remained high as the job market expanded at a meager pace. Personal income and spending increased at generally lack-luster rates, and business and housing indicators were inconsistent. With the implementation of austerity measures, many European economies contracted. Growth in China, a key engine of global economic expansion, slowed. Volatile raw materials, commodities, food and energy prices reflected swings in investor outlooks.

Stock selection detracted from the Fund’s relative return in Consumer Discretionary and Information Technology. A watch retailer fell after reporting lighter-than-projected revenue, partly due to weakness in Europe. Another consumer position reported markedly lower sales during the holiday season, reflecting restrained consumer spending on fine jewelry. In Information Technology, a social media company’s financial results largely exceeded consensus projections, but sales growth decelerated and operating margins contracted. A Chinese internet search engine company reported largely in-line earnings and revenue but offered guidance that fell short of expectations.

Stock selection and underweight positions benefited performance in Materials, Telecommunication Services and Consumer Staples. Incorporating biotechnology and genomics, a holding in the Materials sector benefited from strong agricultural fundamentals and robust sales of its genetically altered seeds. Earnings growth at an organic foods retailer reflected consumer validation of its quality products and emphasis on a superior shopping experience. Other key individual contributors to return included a maker of personal computers, mobile communication devices and portable digital music and video players whose creativity and innovation in product design and marketing fueled market share gains. One Health Care holding benefited from structural growth in the diabetes market, while another executed well on the worldwide commercialization of its drug for autoimmune and inflammatory diseases.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Capital Appreciation Fund Class 1 (began 10/15/05)	12.59%	3.82%	—	5.19%	20.64%	—	41.65%
Capital Appreciation Fund Class NAV (began 10/15/05)	12.72%	3.89%	—	5.26%	21.02%	—	42.24%
Russell 1000 Growth Index[3,4]	17.37%	3.69%	—	6.05%	19.85%	—	49.75%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Capital Appreciation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.78% and Class NAV – 0.73%.

9

Capital Appreciation Value Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation. Under normal market conditions, the Fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth.

Sector Weighting*	% of Total
Consumer Discretionary	15.3
Health Care	11.9
Information Technology	10.8
Consumer Staples	9.5
Financials	9.2
Industrials	8.7
Energy	5.6
Telecommunication Services	5.2
Collateralized Mortgage Obligations	3.3
Utilities	2.2
Materials	1.5
Asset Backed Securities	0.7
Short-Term Investments & Other	16.1

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Capital Appreciation Value Fund Class NAV returned +15.75%, underperforming the +18.00% return of the S&P 500 Index.

Environment ► U.S. stocks produced solid gains, extending the rebound that started in October. Market volatility was high, driven by global economic uncertainty, European sovereign debt concerns, and slowing growth in emerging markets. Stocks advanced amid optimism about U.S. economic growth — particularly employment trends and signs of stabilization in the eurozone. In this environment, the S&P 500 Index posted a positive, double-digit return, with all sectors recording gains. Telecommunication Services posted the strongest returns, followed by Information Technology, Consumer Discretionary and Health Care. Materials, Energy and Utilities were the weakest performing sectors.

From an asset class perspective, the portfolio’s underlying stock holdings performed the best and outperformed the benchmark. Falling well short of the all-equity benchmark were bond and convertible issues, though both posted solid results for the period.

From an equity sector perspective, traditionally cyclical sectors contributed the most to absolute returns. Information Technology contributed, led by a holding in a large consumer electronics and software firm. Holdings in the Consumer Discretionary sector also added to absolute returns, particularly in the media industry. The Industrials sector also supported absolute performance followed by Financials.

At the overall equity sector level, every sector in the Fund gained during the period, but the Energy and Consumer Staples sectors posted the weakest results overall. Given our mandate for capital preservation and the current lack of opportunities in the equity and fixed income markets, we have kept our cash position elevated and are content to wait for more compelling opportunities to redeploy the capital.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Capital Appreciation Value Fund Class NAV (began 1/6/11)	15.75%	—	—	7.66%	—	—	12.97%
S&P 500 Index[3,4]	18.00%	—	—	8.35%	—	—	14.17%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Capital Appreciation Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.92%.

10

Core Bond Fund

Subadviser: Wells Capital Management, Inc.
Portfolio Managers: Thomas O’Connor and Troy Ludgood

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks total return consisting of income and capital appreciation by investing at least 80% of its net assets in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

Portfolio Composition*	% of Total
U.S. Government Agency	30.6
U.S. Government	19.3
Collateralized Mortgage Obligations	11.5
Asset Backed Securities	9.4
Financials	9.1
Energy	3.2
Consumer Discretionary	2.3
Consumer Staples	2.3
Utilities	1.7
Health Care	1.5
Telecommunication Services	1.3
Foreign Government Obligations	1.1
Municipal Bonds	1.0
Industrials	0.5
Materials	0.3
Information Technology	0.1
Short-Term Investments	4.8

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,450.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Core Bond Fund Class NAV returned +7.39% outperforming the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment ► Europe remained at the forefront of global concerns, both politically and economically. Market sentiment toward the ability of Europe to arrest its debt crisis swung back and forth throughout the period. While various measures aimed at improving the liquidity environment were introduced and some important steps were taken towards mitigating risks in the financial and sovereign sectors, concrete details were often lacking.

Risk assets outperformed over the year, in particular in the fourth quarter of 2011 and first quarter of 2012, driven by European Central Bank liquidity measures and stronger than expected U.S. economic data. Lower volatility provided an additional boost to mortgage-backed securities (MBS) valuations. Market turbulence returned in the second quarter of 2012, as disappointing macroeconomic data out of the U.S. and China coupled with ongoing uncertainty in peripheral European sovereigns and banks weighed on sentiment. Outperformance by non-Treasuries continued in July and August in part due to expectations of future central bank action on both sides of the Atlantic.

Incoming data points continue to indicate that a broad global economic growth slowdown is taking hold. Slowing growth in China appears to be more concerning. U.S. fiscal cliff issues could become more prominent as we approach the calendar year-end. Most markets for spread sector assets are now pricing in a benign scenario with perhaps some modest potential for further improvement, though with key risks continuing to overhang into next year.

Consistent with our investment process, security selection and relative-value trading in the spread sectors were the key contributors to the Fund’s performance. We are maintaining the Fund’s duration neutral relative to the benchmark, and remain overweight to Agency mortgage-backed securities, commercial mortgage-backed securities (CMBS) and asset-backed securities. We continue to be underweight Agency debt and U.S. Treasuries.

Within agency mortgages, our overweight to high coupon prepay-protected specified Agency MBS pools, our positioning within hybrid adjustable-rate mortgages and our holdings in collateralized mortgage obligations helped to drive results. In CMBS, we found good relative value opportunities within seasoned CMBS bonds and new high-quality issues. In the asset-backed security sector, we capitalized on relative value trading opportunities in Federal Family Education Loan Program student loans. In credit, we remained well diversified with risk-adjusted overweights in Energy and real estate investment trusts during much of the fiscal year. Our main underweights were in Information Technology and Telecommunication Services.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Bond Fund Class 1 (began 10/15/05)	7.41%	7.51%	—	6.53%	43.60%	—	54.50%
Core Bond Fund Class NAV (began 10/15/05)	7.39%	7.55%	—	6.58%	43.90%	—	54.99%
Barclays Capital U.S. Aggregate Bond Index[3,4]	5.78%	6.66%	—	6.09%	38.05%	—	50.21%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Core Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.68% and Class NAV – 0.63%.

11

Core Diversified Growth & Income Portfolio

Subadvisers: John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) and John Hancock Asset Management
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital and income by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will generally invest between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed-income securities, which include securities held by the underlying funds.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	28.0
Strategic Equity Allocation	28.0
Fixed Income	12.0
Short Term Government Income	12.0
American Funds Insurance Series
Equity	41.9
The Investment Company of America	15.4
The Growth Fund of America	8.1
Washington Mutual Advisors Fund	8.1
New Perspective Fund	3.8
Capital World Growth and Income Fund	3.7
EuroPacific Growth Fund	2.8
Fixed Income	18.1
U.S. Government Securities Fund	18.1

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Core Diversified Growth & Income Portfolio Class 1 returned +10.66% compared to the +18.00% return of the S&P 500 Index, the +5.78% returns of the Barclays Capital U.S. Aggregate Bond Index and the +14.54% return of the Combined Index.

Environment ► The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during the last 12 months stood in stark contrast to results from elsewhere in the world and from many cyclical economic sectors, such as Materials and Energy, which have been leading equity markets since the collapse of the U.S. housing market in 2008. The surge in prices of U.S. large company stocks and U.S. bonds during the past year began after another crisis: the U.S. budget debacle that challenged investor confidence, epitomized by a downgrade of the U.S. credit rating, which occurred just before the period began. Moreover, the world has been battered by the sovereign debt woes of several European countries and their banks and made worse by fears of a slowdown in the world’s growth engine, the emerging markets. The European banking crisis has knocked down the equity and bond markets of many eurozone countries over the past year. In this context, the relative safety of the United States remains the main driver of relative strength in the U.S. equity and fixed income markets.

The portfolio’s performance was supported by its allocations to U.S. large-cap equities as well as high-quality U.S. bonds. However, the portfolio faced headwinds from its exposure to developed international stocks given the ongoing political and economic turmoil plaguing Europe. Additionally, the allocation to short-duration fixed income detracted from relative results as interest rates fell. Active management was slightly challenged as some U.S. equity American Funds trailed their respective benchmarks. For example, The Growth Fund of America lagged the S&P 500 Index due to its sizeable non-U.S. allocation, while The Investment Company of America trailed due to its selection in the Technology and Financials sectors as well as its high levels of cash. Helping partially offset these negatives was the EuroPacific Growth Fund, which outpaced its Index due to its underweight to metals and mining and stock selection in pharmaceuticals. Also adding to relative results was the New Perspective Fund, which benefited from its overweight to semiconductors and stock picking in pharmaceuticals.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Diversified Growth & Income Portfolio Class 1 (began 7/1/08)	10.66%	—	—	3.22%	—	—	14.11%
S&P 500 Index[3,4]	18.00%	—	—	4.60%	—	—	20.63%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.80%	—	—	31.54%
Combined Index[4,6]	14.54%	—	—	5.69%	—	—	25.96%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Core Diversified Growth & Income Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense is 0.58% and the gross expense is 0.72%. The expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests.

12

Core Fundamental Holdings Portfolio

Subadvisers: John Hancock Asset Management (North America) and John Hancock Asset Management
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will generally invest between 55% and 65% of its assets in equity securities, which include securities held by the underlying funds, and between 35% and 45% of its assets in fixed-income securities, which include securities held by the underlying funds.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	24.0
Strategic Equity Allocation	24.0
Fixed Income	16.0
Short Term Government Income	16.0
American Funds Insurance Series
Equity	35.9
The Investment Company of America	14.1
EuroPacific Growth Fund	7.8
Washington Mutual Investors Fund	7.0
The Growth Fund of America	7.0
Fixed Income	24.1
U.S. Government Securities Fund	24.1

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Core Fundamental Holdings Portfolio Class 1 returned +9.12% compared to the +18.00% return of the S&P 500 Index, the +5.78% returns of the Barclays Capital U.S. Aggregate Bond Index and the +13.34% return of the Combined Index.

Environment ► The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during the last 12 months stood in stark contrast to results from elsewhere in the world and from many cyclical economic sectors, such as Materials and Energy, which have been leading equity markets since the collapse of the U.S. housing market in 2008. The surge in prices of U.S. large company stocks and U.S. bonds during the past year began after another crisis: the U.S. budget debacle that challenged investor confidence, epitomized by a downgrade of the U.S. credit rating, which occurred just before the period began. Moreover, the world has been battered by the sovereign debt woes of several European countries and their banks and made worse by fears of a slowdown in the world’s growth engine, the emerging markets. The European banking crisis has knocked down the equity and bond markets of many eurozone countries over the past year. In this context, the relative safety of the United States remains the main driver of relative strength in the U.S. equity and fixed income markets.

The portfolio’s performance was supported by its allocations to U.S. large-cap equities as well as high-quality U.S. bonds. However, the portfolio faced headwinds from its exposure to developed international stocks given the ongoing political and economic turmoil plaguing Europe. Additionally, the allocation to short-duration fixed income detracted from relative results as interest rates fell. Active management was slightly challenged as some U.S. equity American Funds trailed their respective benchmarks. For example, The Growth Fund of America lagged the S&P 500 Index due to its sizeable allocation outside of the United States while The Investment Company of America trailed because of its selection in the Technology and Financials sectors as well as its high levels of cash. Helping to offset these negatives was the EuroPacific Growth Fund, which outpaced its index due to its underweight to the metals and mining industries and stock selection in pharmaceuticals.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Fundamental Holdings Portfolio Class 1 (began 7/1/08)	9.12%	—	—	3.51%	—	—	15.46%
S&P 500 Index[3,4]	18.00%	—	—	4.60%	—	—	20.63%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.80%	—	—	31.54%
Combined Index[4,6]	13.34%	—	—	5.97%	—	—	27.37%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Core Fundamental Holdings Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense is 0.58% and the gross expense is 0.87%. The expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests.

13

Core Global Diversification Portfolio

Subadvisers: John Hancock Asset Management (North America) and John Hancock Asset Management
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will generally invest a significant portion of its assets in securities, which include securities held by the underlying funds, of issuers located in a number of different countries throughout the world, excluding the U.S. and will generally invest between 60% and 70% of its assets in equity securities, which include securities held by the underlying funds, and between 30% and 40% of its assets in fixed-income securities, which include securities held by the underlying funds.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	26.0
Strategic Equity Allocation	26.0
Fixed Income	14.0
Short Term Government Income	14.0
American Funds Insurance Series
Equity	39.1
EuroPacific Growth Fund	16.9
New Perspective Fund	8.7
Capital World Growth and Income Fund	8.6
The Investment Company of America	4.9
Fixed Income	20.9
U.S. Government Securities Fund	20.9

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Core Global Diversification Portfolio Class 1 returned +5.58% compared to the +8.77% return of the MSCI World Index, the +5.78% returns of the Barclays Capital U.S. Aggregate Bond Index and the +8.17% return of the Combined Index.

Environment ► The remarkable performance of U.S. large-cap equities, U.S. bonds and the U.S. dollar during the last 12 months stood in stark contrast to results from elsewhere in the world and from many cyclical economic sectors, such as Materials and Energy, which have been leading equity markets since the collapse of the U.S. housing market in 2008. The surge in prices of U.S. large company stocks and U.S. bonds during the past year began after another crisis: the U.S. budget debacle that challenged investor confidence, epitomized by a downgrade of the U.S. credit rating, which occurred just before the period began. Moreover, the world has been battered by the sovereign debt woes of several European countries and their banks and made worse by fears of a slowdown in the world’s growth engine, the emerging markets. The European banking crisis has knocked down the equity and bond markets of many eurozone countries over the past year. In this context, the relative safety of the United States remains the main driver of relative strength in the U.S. equity and fixed income markets.

The portfolio’s performance was supported by its allocations to U.S. large-cap equities as well as high-quality U.S. bonds. However, the portfolio faced headwinds from its exposure to developed international stocks given the ongoing political and economic turmoil plaguing Europe. Additionally, the allocation to short-duration fixed income detracted from relative results as interest rates fell. Active management was modestly positive, helped by the EuroPacific Growth Fund, which outpaced its index due to its underweight to the metals and mining industries and stock selection in pharmaceuticals. Also adding to relative results was the New Perspective Fund, which benefited from its overweight to semiconductors and stock picking in pharmaceuticals. Partially offsetting these positives was The Investment Company of America, which trailed due to its selection in the Technology and Financials sectors as well as its high levels of cash.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Global Diversification Portfolio Class 1 (began 7/1/08)	5.58%	—	—	1.80%	—	—	7.71%
MSCI World Index[3,4]	8.77%	—	—	0.59%	—	—	2.49%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.80%	—	—	31.54%
Combined Index[4,6]	8.17%	—	—	3.34%	—	—	14.68%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Core Global Diversification Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents 65% MSCI World Index and 35% Barclays Capital U.S. Aggregate Bond Index.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense is 0.63% and the gross expense is 0.73%. The expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests.

14

Emerging Markets Debt Fund

Subadviser: John Hancock Asset Management
Portfolio Manager: John F. Iles

INVESTMENT OBJECTIVE & POLICIES ► To seek total return with an emphasis on current income as well as capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in fixed-income debt securities and debt instruments of emerging markets issuers.

Portfolio Composition*	% of Total
Financials	20.5
Foreign Government	12.5
Energy	10.9
Materials	10.9
Consumer Discretionary	8.1
Utilities	7.9
Industrials	7.2
Telecommunication Services	6.5
Consumer Staples	4.8
Government Bonds	1.3
Short-Term Investments & Other	9.4

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class I on 1/4/10 (commencement of operations) would have been valued at $12,804.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Emerging Markets Debt Fund Class A returned +9.62%, excluding sales charges, underperforming the +12.51% return of the JPMorgan EMBI Global Diversified Index.

Environment ► Emerging markets debt and high-yield bonds struggled during 2012, hurt throughout much of the period by concerns about Europe’s sovereign debt woes. However, the period ended on a strong note for both emerging markets debt and high yield bonds as investors expressed relief when the European Central Bank agreed in theory to purchase sovereign debt, easing eurozone fears and dispelling some of the uncertainty in risk markets. Monetary easing by the U.S. Federal Reserve and China’s central bank also contributed to a generally positive environment.

Detracting from relative performance was sector allocation, with the fund’s overweight in high-yield corporate bonds and underweight in emerging markets sovereign debt hurting relative performance, although the portfolio’s Asian holdings bolstered its relative results. Much of the longer-duration higher quality assets rallied along with U.S. Treasury bonds. A financial holding was hurt by uncertainties in India as well as currency depreciation. Two Argentinian holdings were adversely affected by the government’s takeover of the country’s largest oil and gas producer, and the subsequent sell-off of the country’s sovereign debt.

Even with the late rally in risky assets, we believe there is still value in emerging market bonds, particularly among corporate bonds. With the U.S. Federal Reserve Board committed to easy monetary policy and other global central banks likely to focus on growth policies, we believe the environment for high-yield and emerging markets corporates will remain supportive. Looking out into 2013, we are at best cautiously optimistic that Europe will resolve its debt crisis, so volatility could persist and we are inclined at this point to maintain our focus on high-quality, defensive holdings until we sense conditions are poised to improve.

PERFORMANCE TABLE[1,2,3]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Emerging Markets Debt Fund Class A (began 1/4/10)	4.67%	—	—	7.39%	—	—	20.94%
Emerging Markets Debt Fund Class I (began 1/4/10)	10.06%	—	—	9.71%	—	—	28.04%
JPMorgan EMBI Global Index[4,6,7]	13.85%	—	—	12.69%	—	—	37.38%
JPMorgan EMBI Global Diversified Index[5,6,7]	12.51%	—	—	12.05%	—	—	35.44%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Emerging Markets Debt Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.50%.
4 The JP Morgan EMBI Global Index is a market capitalization weighted index that tracks the total return for USD-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities.
5 The JPMorgan EMBI Global Diversified Index is a uniquely weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.
6 Prior to 9-23-2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the Fund replaced that index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.
7 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2012. The net expenses are as follows: Class A – 1.35% and Class I – 0.98%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A – 1.82% and Class I – 1.44%.

15

Equity-Income Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: Brian C. Rogers

INVESTMENT OBJECTIVE & POLICIES ► To provide substantial dividend income and also long-term capital. The Fund invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Sector Weighting*	% of Total
Financials	19.5
Industrials	13.6
Energy	13.4
Consumer Discretionary	13.1
Information Technology	7.4
Health Care	7.1
Consumer Staples	6.6
Utilities	6.2
Telecommunication Services	4.2
Materials	4.2
Short-Term Investments & Other	4.7

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $13,314.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Equity-Income Fund Class NAV returned +16.54%, underperforming the +17.30% return of the Russell 1000 Value Index.

Environment ► U.S. stocks produced solid gains during the period, extending the rebound that started in October. Market volatility was high, driven by global economic uncertainty, European sovereign debt concerns, and slowing growth in emerging markets. Stocks advanced amid optimism about U.S. economic growth — particularly employment trends and signs of stabilization in the eurozone. In this environment, the Russell 1000 Value Index posted a positive, double-digit return, with all sectors recording gains. Telecommunication Services posted the strongest returns, followed by Consumer Discretionary, Industrials, and Health Care stocks. The Materials and Energy sectors were the weakest sectors.

Overall, stock selection contributed to relative performance while sector weighting was slightly negative.

The leading contributor to results during the period was the Financials sector due primarily to stock selection. A property and casualty insurer benefited from an improved insurance pricing environment and effective management execution. Shares of a commercial bank advanced as it passed the latest round of Federal Reserve stress tests. The company has been returning capital to shareholders through share buybacks and a dividend increase. Stock selection in the Industrials sector also aided relative performance. An industrial holding’s shares rallied after a competitor announced it would acquire the company at a premium. Finally, an overweight to the Consumer Discretionary sector also helped relative performance, as the sector was one of the Index’s strongest performers, as consumer trends have shown signs of improvement.

The leading detractor from relative performance was stock selection in the Information Technology sector, driven by the semiconductors and semiconductor equipment industry. Stock selection in Telecommunication Services also weighed on relative results, driven largely by a Spanish telecommunication company.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Equity-Income Fund Class 1 (began 10/15/05)	16.55%	0.50%	—	4.25%	2.55%	—	33.14%
Equity-Income Fund Class NAV (began 10/15/05)	16.54%	0.54%	—	4.29%	2.75%	—	33.53%
Russell 1000 Value Index[3,4]	17.30%	–0.85%	—	3.53%	–4.19%	—	26.99%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Equity-Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: For Class 1 – 0.87% and Class NAV – 0.82%.

16

Fundamental Value Fund

Subadviser: Davis Selected Advisers, L.P.
Portfolio Managers: Christopher C. Davis and Kenneth Charles Feinberg

INVESTMENT OBJECTIVE & POLICIES ► To seek growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalization of at least $10 billion.

Sector Weighting*	% of Total
Financials	34.7
Consumer Staples	16.8
Energy	9.6
Information Technology	9.0
Consumer Discretionary	8.9
Materials	6.1
Industrials	5.1
Health Care	3.3
Telecommunication Services	0.2
Short-Term Investments & Other	6.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Fundamental Value Fund Class NAV returned +10.67%, underperforming the +18.00% return of the S&P 500 Index.

Environment ► All sectors within the Index turned in positive performance. The benchmark sectors with the strongest performance over the period were Telecommunication Services, Information Technology and Consumer Discretionary. The weakest sectors were Materials, Energy and Utilities.

Energy companies were the largest detractors from performance on both an absolute basis and also relative to the Index. The Fund’s energy companies underperformed the corresponding Index sector and had a slightly lower relative average weighting.

Information Technology companies were the second largest detractors from relative performance but contributed to absolute performance. The Fund’s Information Technology companies underperformed their benchmark sector and the portfolio had a lower relative average weighting in this stronger performing sector.

Financial companies were the largest contributors to absolute performance but detracted from performance relative to the Index. Our financial holdings underperformed the Index sector and had a higher relative average weighting.

Consumer Staples companies made important contributions to both absolute and relative performance. The Fund’s Consumer Staples holdings outperformed the Index sector and had a higher relative average weighting.

The Fund held approximately 17% of its net assets in foreign companies (including American Depositary Receipts) at August 31, 2012. As a whole, these companies underperformed the Fund’s domestic holdings.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Fundamental Value Fund Class NAV (began 10/15/05)	10.67%	–1.01%	—	2.59%	–4.96%	—	19.20%
S&P 500 Index[3,4]	18.00%	1.28%	—	4.70%	6.56%	—	37.13%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Fundamental Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.80%.

17

Global Bond Fund

Subadviser: Pacific Investment Management Company LLC
Portfolio Manager: Scott Mather

INVESTMENT OBJECTIVE & POLICIES ► To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund invests at least 80% of its net assets in fixed-income instruments that are economically tied to at least three countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

Portfolio Composition*	% of Total
Financials	28.6
Foreign Government	25.9
U.S. Government Agency	14.9
Collateralized Mortgage Obligations	14.0
U.S. Government	4.6
Municipal Bonds	3.3
Asset Backed Securities	2.0
Consumer Discretionary	1.3
Energy	0.9
Consumer Staples	0.3
Materials	0.3
Information Technology	0.2
Health Care	0.2
Telecommunication Services	0.2
Industrials	0.1
Short-Term Investments	3.2

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,850.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Global Bond Fund Class NAV returned +6.04%, outperforming the +0.80% return of the JPMorgan Global Government Bond Unhedged Index.

Environment ► Market volatility reached a heightened intensity as a number of diverse and inter-related events took place during the one-year period ending August 31, 2012. In response, investors have oscillated between being either “risk on” or “risk off,” further amplifying the overall market volatility.

Following the debt ceiling debate in August 2011, which led the U.S. to lose its prized AAA credit rating for long-term debt from Standard & Poor’s, the Federal Reserve stepped in with accommodating language and an additional quantitative easing policy in an effort to provide economic stimulus. Positive developments in the U.S. housing market and better-than-expected automobile and manufacturing outputs have pointed to signs of modest improvement for the U.S. economy — although concerns remain including the high level of unemployment and the looming fiscal cliff in January 2013.

The European sovereign debt crisis drove investor sentiment during the period. Speculation around the risk of a Greek exit from the eurozone increased concerns over the potential for systemic contagion to the rest of the region, the global banking system, and the global economy. As a result, the European Central Bank initiated a number of efforts to stabilize the European banking system, including a long-term debt refinancing operation, lending over one trillion euros to European banks. Nonetheless, several eurozone countries continued to struggle to implement the necessary austerity measures and were faced with credit downgrades and investor asset withdrawals. The crisis was complicated by elections in several countries, with popular support for anti-austerity parties.

Tactical positioning in U.S. duration added to returns as the 10-year Treasury yield fell during the period. However, an underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns, as the 2-30 year portion of the yield curve flattened amid a fall in 30-year yields. Tactical positioning and positive security selection in Agency mortgage-backed securities combined with modest exposure to non-Agency mortgages added to returns. Moreover, tactical positioning in investment-grade and high yield corporate bonds, partially implemented via credit default swaps, was positive. The portfolio’s average duration overweight in core Europe and the U.K. added to performance as interest rates fell. Additionally, sovereign exposure to Europe and the U.K. through credit default swaps contributed to returns. Finally, exposure to a basket of currencies detracted from performance as most of these currencies depreciated relative to the U.S. dollar.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Bond Fund Class 1 (began 10/15/05)	6.05%	8.39%	—	6.92%	49.60%	—	58.50%
Global Bond Fund Class NAV (began 10/15/05)	6.04%	8.45%	—	6.98%	50.01%	—	59.12%
JPMorgan Global Government Bond Unhedged Index[3,4,5]	0.80%	7.16%	—	6.39%	41.32%	—	53.14%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Global Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 JPMorgan Global Government Bond Unhedged Index is an unmanaged index which measures the performance of leading government bond markets based on total return in U.S. currency, and reflects reinvestment of all applicable dividends, capital gains and interest.
4 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.
5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.85% and Class NAV – 0.80%.

18

Global Real Estate Fund

Subadviser: Deutsche Investment Management Americas Inc.
Portfolio Managers: John F. Robertson, Jerry W. Ehlinger, Daniel Ekins, John Hammond, William Leung, Ross McGlade and John W. Vojticek

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks a combination of long-term capital and current income by primarily investing in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies.

Industry Weighting*	% of Total
Retail REITs	24.7
Diversified REITs	13.6
Real Estate Management & Development	13.5
Specialized REITs	12.7
Office REITs	11.6
Residential REITs	10.6
Real Estate Operating Companies	8.1
Real Estate Development	1.7
Industrial REITs	1.6
Marine Ports & Services	0.1
Short-Term Investments & Other	1.8

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Global Real Estate Securities Fund Class NAV returned +11.85%, outperforming the +10.99% return of the EPRA/NAREIT Global Index.

Environment ► Global real estate securities posted a return above that of general equities for the year as real estate was viewed as an attractive place to invest in an environment of low interest rates and uncertain economic growth. Expectations for central bank intervention have buoyed markets and helped offset any weakness on the macroeconomic front.

Against this backdrop, we expect investor appetite for defensive income to persist and the global property market to remain well supported. Record low long-term bond yields suggest demand for well located assets in gateway markets will continue, while constrained supply should provide a buffer to any deterioration in fundamental conditions. In the current environment, with dividend yields well covered, and growing (albeit slowing) cash flow growth, we believe the market will remain positive for global property stocks through 2012. There was a large performance gap between the best and worst performing regions. The Americas was the top-performing region as real estate fundamentals remained positive and the backdrop of modest economic growth and limited supply helped drive occupancy and rental rate gains in most property sectors. Australia closely followed, as investors sought defensive income stocks given European uncertainty and sharp falls in Australian interest rates.

Property stocks in the United Kingdom were strong on an absolute basis but underperformed overall as gains in London-centric names were weighed down by large-cap securities. Japan was buoyed by developer stocks as real estate investment trusts (REITs) finished the trailing year flat. Asia ex-Japan ended in positive territory but was hurt by developer stocks in China, while REITs in Hong Kong and Singapore posted strong gains over the year. Continental Europe was the worst performing region and the only one to finish in negative territory.

The Fund’s outperformance over the period was primarily a result of strong stock selection and positive currency effects while regional allocation was slightly negative. Stock selection was strongest in the Americas, Japan and Australia, which was somewhat offset by weak selection in the UK and Asia ex-Japan. From a regional allocation perspective, the Fund’s weighting relative to the Index in Asia ex-Japan, Australia and Continental Europe detracted while our exposure to Japan and the U.K. somewhat offset this.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Real Estate Fund Class NAV (began 4/28/06)	11.85%	–2.55%	—	0.59%	–12.12%	—	3.82%
EPRA/NAREIT Global Index[3,4]	10.99%	–1.73%	—	2.15%	–8.37%	—	14.46%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Global Real Estate Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 EPRA/NAREIT Global Index is an unmanaged index, designed to track the performance of listed real estate companies and REITs worldwide.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.01%.

19

Health Sciences Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: Kris H. Jenner

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks long-term capital appreciation, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the research, development, production or distribution of products of services related to healthcare, medicine or the life sciences.

Industry Weighting*	% of Total
Biotechnology	34.7
Health Care Providers & Services	22.8
Pharmaceuticals	19.5
Health Care Equipment & Supplies	13.8
Life Sciences Tools & Services	2.4
Health Care Technology	1.4
Information Technology	1.0
Food & Staples Retailing	0.8
Chemicals	0.7
Professional Services	0.3
Short Term Investments & Other	2.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► From its inception on September 30, 2011, through August 31, 2012, the Health Sciences Fund Class NAV returned +37.00%, outperforming the +30.22% return of the Lipper Health/Biotechnology Index.

Environment ► U.S. stocks produced solid gains during the period, extending the rebound that started in October. Market volatility was high, driven by global economic uncertainty, European sovereign debt concerns, and slowing growth in emerging markets. Stocks advanced amid optimism about U.S. economic growth, particularly employment trends, and signs of stabilization in the eurozone. In this environment, the Lipper Health/Biotechnology Index posted very strong returns. Biotechnology posted the strongest returns, followed by pharmaceuticals and the services industry. The products and devices and life sciences industries had the lowest absolute returns, but both still finished well into positive territory.

Overall, stock selection drove the outperformance while industry weighting mildly offset the strong stock selection. The leading contributor to relative results by far was the pharmaceuticals industry due to stock selection. A pharmaceutical holding was particularly beneficial as its shares climbed on positive developments with a leukemia drug that passed through a successful Phase II trial. Stock selection in the health care providers and services also supported outperformance. Shares of an insurer surged in July on the news that it would be acquired by a competitor. In addition, a pharmacy benefits management firm announced a merger agreement with a competitor; investors viewed this favorably, sending shares higher. Stock selection in the health care equipment and supplies and biotechnology industries also contributed to relative performance.

There were no relative detractors at the overall industry level. An underweight to biotechnology and an overweight in the health care providers and services industry hurt relative performance, but this was more than offset by positive stock selection within each industry.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Health Sciences Fund NAV (began 9/30/11)	—	—	—	—	—	—	37.00%
Lipper Health/Biotechnology Index[3,4]	—	—	—	—	—	—	30.22%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Health Sciences Fund expenses was reimbursed. If such expenses were not reimbursed, returns would be lower.
3 Lipper Health/Biotechnology Index measures the performance of Health and Biotech Funds.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.13%.

20

Heritage Fund

Subadviser: American Century Investment Management, Inc.
Portfolio Managers: David Hollond and Greg Walsh

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital growth. Under normal market conditions, the Fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but may purchase other types of securities as well.

Sector Weighting*	% of Total
Consumer Discretionary	21.8
Information Technology	19.1
Health Care	14.8
Industrials	14.2
Consumer Staples	11.0
Financials	5.8
Energy	5.3
Materials	4.2
Telecommunication Services	2.4
Short Term Investments & Other	1.4

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Heritage Fund Class NAV returned +11.42%, underperforming the +11.72% return of the Russell Midcap Growth Index.

Environment ► The U.S. stock market advanced for the 12-month period. The dual challenges of a tepid global economic environment and ongoing sovereign debt concerns in Europe fueled investor concerns and volatility. Nevertheless, intermittent signs of a stabilizing economy provided optimism and propelled markets. In this market environment, large-cap stocks outperformed mid- and small-capitalization issues.

The Fund delivered positive returns and modestly underperformed the benchmark return. Holdings in the Consumer Staples, Energy and Health Care sectors contributed strongly to the portfolio return. Holdings in the traditionally economically sensitive Consumer Discretionary, Industrials and Materials sectors trimmed relative gains.

In the Consumer Staples sector, most of the Fund’s gains were derived from selection in the food and staples retailing industry group. Within the industry, the portfolio continued to benefit from an overweight stake in a specialty grocery chain that experienced strong earnings gains as it increased market share. Avoiding the personal products industry also contributed to return. In the Energy sector, select holdings in the energy equipment and services industry added to absolute performance. Underweight positions within the oil, gas and consumable fuels group, which overall was hurt by a reversal in oil prices during the reporting period, also helped returns versus the benchmark.

Within Health Care, the top individual contributor was a pharmacy benefit manager, which agreed to acquire a competitor. The merger provides the combined entity increased scale to go after larger potential clients. In the Consumer Discretionary sector, an overweight stake in a major movie rental service company was the largest single detractor from relative returns. The media and the hotels, restaurants, and leisure industry groups were also sources of relative underperformance.

Industrial holdings also detracted meaningfully from relative performance. The Materials sector detracted from relative results, largely due to stock decisions in the chemicals and the containers and packaging industry groups.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Heritage Fund Class NAV (began 10/29/05)	11.42%	–1.03%	—	4.64%	–5.06%	—	36.43%
Russell Midcap Growth Index[3,4]	11.72%	2.92%	—	5.97%	15.47%	—	48.80%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Heritage Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell MidCap Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.90%.

21

High Income Fund

Subadviser: John Hancock Asset Management
Portfolio Managers: John F. Iles, Dennis F. McCafferty, Joseph Rizzo and John Addeo

INVESTMENT OBJECTIVE & POLICIES ► To seek high current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”) as rated by S&P and Moody’s.

Portfolio Composition*	% of Total
Consumer Discretionary	44.8
Financials	12.2
Materials	11.1
Industrials	8.5
Energy	5.8
Telecommunication Services	5.1
Health Care	3.3
Consumer Staples	2.5
Utilities	1.1
Asset Backed Securities	0.6
Information Technology	0.5
Foreign Government Obligations	0.2
Collateralized Mortgage Obligations	0.2
Short-Term Investments & Other	4.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the High Income Fund Class NAV returned +11.67%, underperforming the +13.01% return of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index.

Environment ► High-yield bonds enjoyed solid returns in the 12 months ended in August, despite volatility in markets amid uncertainty around the pace of economic growth and the ongoing European sovereign debt crisis. These securities were attractive for their high yields relative to other fixed-income investments, as well as comparatively low default rates. Lower-rated, higher-yielding CCC securities outperformed higher-rated BB and B bonds. Demand for high-yield bonds remained strong, enabling record new issuance in August 2012. Much of the new bond supply has been used to push out near-term debt maturities at lower interest rates and put cash on high-yield companies’ balance sheets. For the year, the spread, or difference in yield, between high-yield securities and Treasuries narrowed to about 600 basis points, or six percentage points. When yield spreads narrow, high-yield bonds outperform Treasuries.

Some of the leading detractors to the Fund’s performance were automotive securities whose business was hurt by a modest slowdown in U.S. auto sales on top of a sharp drop in European sales. Other key detractors were stakes in a real estate investment trust; the stock of an advertising firm; and bonds and warrants issued by two gaming companies.

The leading contributors to performance were two of the portfolio’s U.S. airline stocks, benefitting from lower fuel costs, reduced capacity, higher baggage and ancillary fees, and increased seat sales. A stake in a profitable, popular satellite radio provider also added to performance. Continued signs of improvement in the housing market were positive for our real estate brokerage and homebuilding holdings. Another source of strength was a cable operator that continues to improve revenues and cost controls, while completing a deal to refinance old debt at more attractive rates.

We continue to believe that high-yield bonds are attractive despite the European sovereign debt crisis and worries about slower U.S. economic growth. First, the yield spread over Treasuries is very attractive relative to other fixed-income asset classes and is well above the long-term historical average. Second, healthy new issuance in recent years has allowed high-yield companies to push out their near-term debt maturities at lower interest rates while replenishing their balance sheets with cash. Third, a low level of defaults helps increase the appeal of high-yield bonds. Finally, high-yield bonds could do well on an absolute basis and relative to Treasuries if economic conditions improve.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

High Income Fund Class NAV (began 4/28/06)	11.67%	4.45%	—	5.75%	24.33%	—	42.54%
BofA Merrill Lynch U.S. High Yield Master II Constrained
Index[3,4]	13.01%	9.44%	—	8.77%	56.99%	—	70.44%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the High Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.73%.

22

High Yield Fund

Subadviser: Western Asset Management Company
Portfolio Managers: Steven A. Walsh, Mike Buchanan and Keith J. Gardner

INVESTMENT OBJECTIVE & POLICIES ► To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) primarily at the time of investment in high yield securities. The Fund’s investments may include mortgage-backed securities, loan assignments or participations and convertible securities.

Portfolio Composition*	% of Total
Energy	19.3
Consumer Discretionary	18.4
Industrials	14.5
Financials	10.5
Telecommunication Services	8.7
Materials	7.9
Utilities	4.2
Health Care	4.0
Consumer Staples	3.4
Foreign Government Obligations	2.6
Information Technology	1.6
Warrants	0.1
Short-Term Investments & Other	4.8

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,993.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the High Yield Fund Class NAV returned +12.70%, underperforming the +13.91% return of the Citigroup High Yield Index.

Environment ► High yield bonds performed well for the 12-month period, gaining almost 14%, based on the Citigroup High Yield Index. The first few months of the period were challenging as investor sentiment soured due to rising fears over the European sovereign crisis and U.S. economic growth and debt ceiling concerns. However, the U.S. economy proved resilient as slow but positive growth persisted. In Europe, volatility continued as policymakers made some headway in addressing the debt crisis.

Combined with strong investor demand for yield in a low-yield environment, markets ultimately reacted positively, yet spreads continue to remain high relative to long-term averages. However, absolute yields fell close to their all-time lows. Lower rated CCC bonds performed well, outperforming higher-rated BB and B bonds with elevated demand for higher yielding products.

Single B and CCC rated bonds outperformed. BBs were the relative underperformer, but still gained more than 10% for the annual period. The banking and home building sectors were among the top performing market sectors, while energy and wireless issuers lagged. According to Moody’s, the trailing 12-month high yield issuer weighted default rate rose to 3.0% at the end of August. Although this is a large increase from the 1.8% rate of a year earlier, a 3.0% default rate is below the long-term average. Defaults are expected to remain low for the next year.

Performance was boosted by our focus on lower-quality bonds. Our focus on CCC rated bonds paid off, as they outperformed. The Fund continued to underweight higher-rated BB bonds, which lagged the overall high yield market. Sector allocation hurt performance. Our strategy was to overweight wireless providers and energy companies, both of which underperformed the greater market. At the same time, the Fund underweighted the Financial and Information Technology sectors, which outperformed for the period.

The strategy did incorporate the use of derivatives, primarily for hedging purposes. Overall, the use of these derivatives added a small amount to performance for the period.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

High Yield Fund Class 1 (began 10/15/05)	12.67%	8.54%	—	8.01%	50.62%	—	69.93%
High Yield Fund Class NAV (began 10/15/05)	12.70%	8.60%	—	8.07%	51.08%	—	70.54%
Citigroup High Yield Index[3,4,5]	13.91%	9.15%	—	8.66%	54.96%	—	77.03%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the High Yield Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Citigroup High Yield Index is an unmanaged index which measures the performance of below-investment grade debt issued by corporations domiciled in the U.S. or Canada.
4 Since inception returns for the index may begin on the month-end closest to the actual inception date of the Fund.
5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.76% and Class NAV – 0.71%.

23

International Growth Stock Fund

Subadviser: Invesco Advisers, Inc.
Portfolio Managers: Clas Olsson, Shuxin Cao, Jason Holzer and Mathew Dennis

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks to achieve long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization. The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth.

Sector Weighting*	% of Total
Consumer Discretionary	23.6
Information Technology	11.0
Consumer Staples	10.5
Industrials	9.8
Health Care	9.5
Energy	9.1
Financials	8.4
Materials	4.6
Telecommunication Services	2.5
Utilities	0.9
Short-Term Investments & Other	10.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the International Growth Stock Fund Class NAV returned +3.87%, outperforming the +0.14% return of the MCSI EAFE Growth Index.

Environment ► As the period began, reports on employment and the economy were mixed at best, and sovereign debt issues abroad weighed heavily on investors. Equity indexes sold off as the U.S. struggled very publicly to raise the nation’s debt ceiling. As a result, Standard & Poor’s announced the first-ever downgrade to long-term U.S. government debt, just prior to the start of the period. Uncertainty created by the downgrade combined with the continuing eurozone debt crisis to reignite global recession fears through October.

Toward the end of the period, yet another European commitment to a lasting resolution to the economic crisis was coupled with an announcement that funds may be injected directly into large financial institutions. This provided some near-term clarity and resulted in risk taking that led the markets modestly higher.

The Fund ended the period meaningfully outperforming its benchmark index, the MSCI EAFE Growth Index. The Fund fared better than its benchmark in eight of 10 sectors, significantly outperforming in Materials, Consumer Discretionary and Information Technology. In each instance, strong stock selection played a key role in driving relative results. In broad geographic terms, the Fund outperformed the MSCI EAFE Growth Index across both Europe and Asia. In Europe, stock selection enabled the Fund to deliver positive returns in a region that had negative returns during the period. Outperformance in this region was led by strong results in the United Kingdom, which was the Fund’s largest single country exposure at about 20%. In contrast, an underweight exposure to Consumer Staples, the period’s strongest performing sector, detracted from relative results. However, solid stock selection enabled the Fund to deliver double-digit gains, comfortably outperforming the Index sector despite the underweight position.

The Fund ended the period with an overweight exposure in the Energy, Consumer Discretionary, Information Technology, Telecommunication Services and Financials sectors. We ended the period with an underweight exposure in the Utilities, Consumer Staples, Industrials, Health Care and Materials sectors.

Over the long term, we believe our focus on corporate fundamentals continues to serve investors well in an environment that remains dominated by macroeconomic and political uncertainties. For long-term investors, we believe the resulting market volatility can often provide opportunities to buy high-quality companies at attractive prices.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Growth Stock Fund Class NAV (began 9/16/10)	3.87%	—	—	5.14%	—	—	10.31%
MSCI EAFE Growth Index[3,4]	0.14%	—	—	2.77%	—	—	5.50%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Growth Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI EAFE Growth Index (Europe, Australia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance, of securities with greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.99%.

24

International Opportunities Fund

Subadviser: Invesco Advisers, Inc. (Prior to July 20, 2012, the Fund was subadvised by Marsico Capital Management, LLC)
Portfolio Managers: Clas Olsson, Shuxin Cao, Jason Holzer and Matthew Dennis

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential.

Sector Weighting*	% of Total
Consumer Discretionary	23.6
Information Technology	11.0
Consumer Staples	10.5
Industrials	9.8
Health Care	9.4
Energy	9.1
Financials	8.4
Materials	4.6
Telecommunication Services	2.5
Utilities	0.9
Short-Term Investments & Other	10.2

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $11,537.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the International Opportunities Fund Class NAV lost 1.42%, underperforming the +0.47% return of the MSCI EAFE Index.

Environment ► As the period began, reports on employment and the economy were mixed at best, and sovereign debt issues abroad weighed heavily on investors. Equity indexes sold off as the U.S. struggled very publicly to raise the nation’s debt ceiling. As a result, Standard & Poor’s announced the first-ever downgrade to long-term U.S. government debt, just prior to the start of the period. Uncertainty created by the downgrade combined with the continuing eurozone debt crisis to reignite global recession fears through October, 2011.

Toward the end of the period, yet another European commitment to a lasting resolution to the economic crisis was coupled with an announcement that funds may be injected directly into large financial institutions. This provided some near-term clarity and resulted in risk taking that led the markets modestly higher.

Marscio Capital Management, LLC subadvised the Fund from August 31, 2011 through July 20, 2012. The following discussion covers the period during which they managed the Fund.

Stock selection in the Telecommunication Services sector significantly impaired performance. One of the world’s largest mobile providers, experienced a sharp stock price decline and was a material detractor to performance. In the Consumer Discretionary sector, a destination casino resort operator posted a disappointing return. A Latin American McDonald’s restaurant franchisee, posted a negative return and was sold. Two software and services companies were also material detractors to performance results. From a sector allocation stand-point, the Fund’s performance was hampered by having an underweight allocation to the strong-performing Consumer Staples sector and an overweight allocation to the weak-performing Information Technology sector.

The Fund benefitted from stock selection within several sectors. Consumer Staples positions were led by a Belgium-headquartered brewer and a Paris-based wine and spirits purveyor. A Latin American e-commerce company further bolstered performance. Industrials holdings were led by a jet engine manufacturer and a rail road operator. A specialty chemical company was a significant contributor in the Materials sector. The Fund’s performance was buoyed by having few investments in the weak-performing Materials sector and by abstaining from investments in the weak-performing Utilities sector.

Invesco Advisers, Inc. took over the management of this Fund on July 20, 2012. The following discussion covers the period of time during which they have managed the Fund.

The Fund ended the six-week review period on a positive note, modestly behind its benchmark index. Seven of the Fund’s 10 sector exposures delivered positive absolute returns. The Consumer Discretionary sector was the largest sector-level contributor on a relative basis. In broad geographic terms, the Fund outperformed across both Europe and Asia. Outperformance in Europe was led by strong results in the United Kingdom, which was the Fund’s largest single country exposure at about 20%. In Asia, outperformance was led by the Fund’s meaningful underweight in Japan.

In contrast, our high single-digit cash exposure was a drag on relative results as markets rallied towards period end.

The Fund ended the period with an overweight exposure in the Energy, Consumer Discretionary and Information Technology sectors. We ended the period with an underweight exposure in the Utilities, Consumer Staples, Industrials and Materials sectors.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Opportunities Fund Class 1 (began 10/15/05)	–1.42%	–5.10%	—	2.10%	–23.02%	—	15.37%
International Opportunities Fund Class NAV (began 10/15/05)	–1.42%	–5.05%	—	2.16%	–22.84%	—	15.80%
MSCI EAFE Index[3,4]	0.47%	–4.34%	—	2.35%	–19.88%	—	17.33%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI EAFE Index (gross of foreign withholding taxes on dividends) (Europe, Australia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance. The MSCI EAFE Gross Index consists of 22 developed market country indices.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 1.02% and Class NAV – 0.97%.

25

International Small Cap Fund

Subadviser: Franklin Templeton Investment Corp.
Portfolio Manager: Harlan Hodes

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

Sector Weighting*	% of Total
Consumer Discretionary	32.6
Industrials	18.4
Financials	11.4
Information Technology	10.5
Consumer Staples	6.7
Energy	5.7
Materials	3.8
Health Care	3.2
Utilities	1.2
Short-Term Investments & Other	6.5

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $12,884.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the International Small Cap Fund Class NAV lost 2.92%, but outperformed the 6.65% loss of the S&P/Citigroup Global ex-U.S. <$2 Billion Index.

Environment ► During the 12-month period, international small capitalization stocks generally underperformed their larger-cap counterparts. Overall, global equity markets were volatile, with large swings due to ongoing sovereign debt concerns in Europe and disappointing economic data in the U.S. and China. In this environment, we adhered to our strict valuation discipline and long-term approach. We believe short-term market headwinds generally do not undermine long-term business values, and this volatility presented what we viewed as opportunities to add to several high-conviction holdings.

Several positions performed well during the period under review. A Hong Kong-based brand leader in power tools recognized for its product innovation continued gaining market share through better innovation and posted solid 2011 results. We believe the company has the potential to experience a sharp increase in profit margins.

The stock of a leading U.K.-based builder and designer of new homes rallied as fundamentals improved and cash generation remained strong. We believe the company’s earnings should continue improving as it uses its land holdings and operations resume at historical levels. A new government program to improve mortgage availability should provide more eligible buyers, which could prove positive for construction companies.

Some holdings underperformed during the period. Restructuring costs contributed to an unexpected first-quarter loss for a small, independent Canadian brokerage and wealth management firm, and added to existing concerns about the investment banking market. The firm used the market downturn to further build out its geographic presence through acquisitions. The broadening of investment banking capabilities should, in our view, enhance the firm’s ability to leverage its existing infrastructure and capture additional revenues.

A large, Germany-based producer and independent metals distributor lost ground after it announced larger-than-expected first-quarter losses as weak demand lowered steel prices. Looking at the longer term, however, the company is a leader in its industry with sustainable competitive advantages in our view, a track record of value-enhancing acquisitions and strong earnings growth potential.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Small Cap Fund Class 1 (began 10/15/05)	–2.98%	–3.42%	—	3.75%	–15.97%	—	28.84%
International Small Cap Fund Class NAV (began 10/15/05)	–2.92%	–3.37%	—	3.82%	–15.74%	—	29.46%
S&P/Citigroup Global ex-U.S. <$2 Billion Index[3,4]	–6.65%	–2.20%	—	5.05%	–10.51%	—	40.32%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Small Cap Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P/Citigroup Global ex-U.S. <$2 Billion Index is an unmanaged index which follows an objective, free float-weighted, rules based methodology, capturing the broad investable opportunity set.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 1.20% and Class NAV – 1.15%.

26

International Small Company Fund

Subadviser: Dimensional Fund Advisors LP
Portfolio Managers: Karen E. Umland, Stephan A. Clark, Joseph Chi and Jed S. Fogdall

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies. The Fund will primarily invest its assets in equity securities of non-U.S., small companies of developed markets but may also invest in equity securities of companies located in emerging markets.

Sector Weighting*	% of Total
Industrials	24.0
Consumer Discretionary	19.7
Financials	13.5
Materials	11.3
Information Technology	9.8
Consumer Staples	6.1
Energy	6.0
Health Care	5.7
Utilities	2.1
Telecommunication Services	1.4
Short-Term Investments & Other	0.4

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the International Small Company Fund Class NAV lost 4.87%, underperforming the 3.27% loss of the MCSI EAFE Small Cap Index.

Environment ► Developed ex U.S. equity markets had a negative return for the year ended August 31, 2012. There was a lot of variation in performance at the country and asset class level. Based on the MSCI World Index ex U.S. Investible Market Index country indexes, for instance, the difference in performance between the best-performing developed market, Denmark, and the worst performing one, Greece, was over 64%. In general, heavily indebted countries in Europe, such as Greece, Spain, and Portugal, were the worst performers, while small European countries, including Denmark and Belgium, were among the top performers. The U.S. dollar appreciated against major currencies. Overall, currency fluctuations subtracted from the dollar-denominated returns of developed market equities over the 12-month period.

Performance was weakest among the smallest segment of the investible universe. With that in mind, the portfolio was hurt by overweighting the smallest stocks. In addition, our allocation to Canada, which is outside the Index, was the primary reason for the portfolio’s relative underperformance, as Canada significantly underperformed during the period. Within regions, holdings in U.K.-Ireland were beneficial while differences in Continental Europe hurt results. The exclusion of real estate investment trusts (REITs) from the portfolio also detracted from relative performance, as REITs were among the stronger performers. Stock selection in the Consumer Discretionary sector helped, while our energy holdings lagged those in the benchmark. As a reminder, our allocations to sectors and countries are a result of our stock selection process and not tactical bets.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Small Company Fund Class NAV (began 4/28/06)	–4.87%	–3.91%	—	–0.80%	–18.06%	—	–4.97%
MSCI EAFE Small Cap Index[3,4]	–3.27%	–3.31%	—	–1.22%	–15.50%	—	–7.46%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Small Company Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index. The MSCI EAFE Index consists of 22 developed market country indices.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.09%.

27

International Value Fund

Subadviser: Templeton Investment Counsel, LLC
Portfolio Managers: Tucker Scott, Norman Boersma, Neil Devlin and Peter Nori

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital. The Fund invests at least 80% of its total assets in equity securities of companies located outside the U.S., including emerging markets.

Sector Weighting*	% of Total
Financials	29.8
Energy	12.4
Health Care	10.8
Telecommunication Services	10.5
Industrials	10.1
Information Technology	8.4
Consumer Discretionary	5.4
Materials	4.4
Consumer Staples	3.6
Utilities	1.4
Short-Term Investments & Other	3.2

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $11,583.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the International Value Fund Class NAV lost 1.08%, underperforming the +0.47% return of the MSCI EAFE Index.

Environment ► International equities, as measured by the MSCI EAFE Index, finished the 12-month period largely unchanged despite considerable volatility. Defensive sectors fared better than cyclical ones overall, with Consumer Staples and Health Care leading market returns and Materials and Information Technology lagging. The Fund’s top-performing sectors on a relative basis also represented the market’s biggest laggards, consistent with the Fund’s contrarian value strategy. Our valuation discipline in the Materials sector, which we viewed as expensive, was rewarded as our underweighted allocation buoyed relative returns. We were selective about popular mining companies earning peak margins and generally focused on out-of-favor chemicals and building aggregate companies trading at reasonable valuations. Stock selection also helped drive Information Technology outperformance, offsetting a detractive overweighting in the broadly weak sector. Shares of an out-of-benchmark South Korean electronics manufacturer notably outperformed after the company beat earnings estimates and gained dominance in the smartphone market.

Such strengths were offset by stock-specific losses in the Consumer Staples and Financials sectors. The former ended as the biggest relative detractor, with an underweighting in the resilient sector compounding stock-specific weakness. A British food retailer weighed on performance after it reduced earnings guidance based on weakness in domestic operations. Financials stocks constituted some of the Fund’s worst detractors. We believe continued large discounts to book value in the European financials sector could offer considerable upside potential if policymakers succeed in restoring confidence to the regional banking system, and that select Asian banks offer good growth prospects with minimal balance sheet risk. From a regional perspective, our Asian stocks outperformed, led by an underweighting in the weak Japanese market, while stock-specific weakness in Europe and Australia detracted.

During the period, the U.S. dollar appreciated against most foreign currencies, which also hindered the Fund’s performance because investments in securities with non-U.S. currency exposure lost value as the dollar rose. Although a wide range of possible outcomes on economic and policy fronts has produced divergent opinions about the trajectory of global equities, we remain optimistic about the long-term prospects of our holdings given sustained discounts to our assessments of underlying business values.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Value Fund Class 1 (began 10/15/05)	–1.06%	–3.88%	—	2.16%	–17.97%	—	15.83%
International Value Fund Class NAV (began 10/15/05)	–1.08%	–3.85%	—	2.21%	–17.83%	—	16.21%
MSCI EAFE Index[3,4]	0.47%	–4.34%	—	2.35%	–19.88%	—	17.33%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI EAFE Index (gross of foreign withholding taxes on dividends) (Europe, Australia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance. The MSCI EAFE Index consists of 22 developed market country indices.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.97% and Class NAV – 0.92%.

28

Investment Quality Bond Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Thomas L. Pappas, CFA, Christopher A. Jones, CFA, LT Hill and Campe Goodman

INVESTMENT OBJECTIVE & POLICIES ► To provide a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Portfolio Composition*	% of Total
Financials	18.7
U.S. Government	18.5
U.S. Government Agency	17.4
Consumer Discretionary	6.7
Consumer Staples	4.6
Utilities	4.1
Collateralized Mortgage Obligations	4.1
Energy	3.4
Asset Backed Securities	3.3
Health Care	2.7
Municipal Bonds	2.7
Telecommunication Services	2.6
Industrials	1.4
Materials	1.3
Foreign Government	1.2
Information Technology	0.7
Short-Term Investments & Other	6.6

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,128.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Investment Quality Bond Fund Class NAV returned +8.16%, compared to the +4.80% return of the Barclays Capital U.S. Government Index, the +9.70% return of the Barclays Capital U.S. Credit Index and the +7.25% return of the Combined Index.

Environment ► Markets were extremely volatile due to the eurozone debt crisis and a slowing global growth. Although policy makers took steps to stabilize the situation in Europe in late 2011, investors grew concerned about the global impact of a Greek default and risk assets underperformed. Meanwhile, U.S. economic data were generally weak. The Federal Reserve pledged to keep short-term interest rates low and announced Operation Twist, which helped to keep down long-term borrowing costs.

In the new year, positive developments out of Europe and improving U.S. economic data helped investor sentiment. European officials approved a second rescue package for Greece and the European Central Bank implemented another round of its Long Term Refinancing Operations. However, uncertainty about the outlook for the euro area, a rescue of Spanish banks, and a host of sovereign and corporate debt downgrades undermined investor sentiment. Signs of softening in the U.S. economy added to market tension. Toward period end, expectations of policy actions in Europe and the prospect for additional quantitative easing from the Fed started to take hold, lifting risk assets.

Overall, Treasury yields declined and the yield curve flattened as longer-term rates declined much more than short-term yields. All of the major fixed income sectors posted strong absolute returns, driven by the decline in Treasury yields, and all sectors outperformed Treasuries on a duration-adjusted basis.

The Fund’s investment grade corporate bond exposure contributed to relative results, particularly an overweight to Financials as well as security selection within Industrials.

The Fund’s allocations to agency mortgage-backed securities, commercial mortgage-backed securities and high yield bonds all helped relative returns. However, the Fund’s allocations to developed non-U.S. dollar-denominated debt and bank loans detracted from relative performance. Yield curve and duration positioning also hurt relative results.

Derivatives are an important part of our investment process. Treasury futures and interest rate swaps were used to manage the Fund’s duration and yield curve positioning. Inflation-linked swaps helped us manage inflation risk. Credit default swaps were used to gain exposure to specific credits and to hedge credit exposure. We bought and sold protection on credit default swap indexes to manage credit exposure. Additionally, we used interest rate futures and currency forward contracts to implement the Fund’s non-U.S. rate and currency positions. In isolation, derivatives marginally detracted from performance and did not have a meaningful impact on risk.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Investment Quality Bond Fund Class 1 (began 10/15/05)	8.01%	7.12%	—	6.20%	41.05%	—	51.28%
Investment Quality Bond Fund Class NAV (began 10/15/05)	8.16%	7.18%	—	6.26%	41.46%	—	51.87%
Barclays Capital U.S. Government Index[3,4,5]	4.80%	6.20%	—	5.79%	35.10%	—	47.26%
Barclays Capital U.S. Credit Index[4,5,6]	9.70%	7.94%	—	6.89%	46.51%	—	58.11%
Combined Index[4,5,7]	7.25%	7.12%	—	6.38%	41.06%	—	52.99%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Investment Quality Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays Capital U.S. Government Index is an unmanaged index that represents securities issued by the U.S. Government (i.e. securities in the Treasury and Agency indices).
4 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.
5 It is not possible to invest directly in an index.
6 Barclays Capital U.S. Credit Index is and unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.
7 Combined Index represents 50% of the Barclays Capital U.S. Government Index and 50% Barclays Capital U.S. Credit Index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.68% and Class NAV – 0.63%.

29

Mid Cap Growth Index Fund

Subadviser: SSgA Funds Management, Inc.
Portfolio Managers: John Tucker, CFA and Kristin Carcio

INVESTMENT OBJECTIVE & POLICIES ► Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI USA Mid Cap Growth Index and (b) securities (which may or may not be included in the MSCI USA Mid Cap Growth Index) that the subadviser believes as a group will behave in a manner similar to the index.

Sector Weighting*	% of Total
Consumer Discretionary	24.1
Information Technology	19.9
Health Care	14.4
Industrials	13.3
Energy	11.2
Financials	6.2
Materials	5.5
Consumer Staples	3.0
Telecommunication Services	0.9
Utilities	0.6
Short-Term Investments & Other	0.9

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Mid Cap Growth Index Fund Class 1 returned +8.77%, underperforming the +9.34% return of the MSCI USA Mid Cap Growth Index.

Environment ► During the fourth quarter of 2011 bond yields in Italy and Spain rose, adding to worries about mandated austerity and obstacles to growth. Resilient employment and confidence indicators flattered the U.S. outlook, but liquidity concerns in Europe and decelerating activity in several emerging markets limited gains.

The new year unleashed fresh money flows across a range of risky assets. Solid U.S. economic data and improved European economic reports led more cautious investors to increase equity exposure through January. But oil prices also rallied as buoyant demand intersected with concern about potential Middle East supply disruptions. China tempered its economic growth outlook for 2012. The U.S. dollar gained as investors looked to the United States for economic resilience. U.S. equities held their own amid solid retail sales figures and declines in weekly jobless claims. The first quarter closed with strong gains for global equities.

Global investors endured a difficult spring. U.S. employment figures lost momentum, Chinese trade data looked soft and financial pressures again percolated through the eurozone. Greek elections in May became unsettling when centrist parties failed to win enough seats to form a government. Nevertheless, selling of equities eased as investors began contemplating the potential for new, concerted central bank measures, volatility ebbed and equity markets rebounded.

Equities around the world rallied in late July. In August, daily volatility and trading volumes dwindled, but equity indexes held their value. For the 12-month period, the benchmark index performed well and nine out of 10 sectors had positive returns. Utilities, Financials and Industrials led the charge, while Telecommunication Services, Consumer Staples and Energy lagged. At period end, our three largest sector weightings were in Consumer Discretionary, Information Technology and Health Care.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Growth Index Fund Class 1 (began 4/30/10)	8.77%	—	—	8.55%	—	—	21.17%
MSCI USA Mid Cap Growth Index[3,4,5]	9.34%	—	—	9.92%	—	—	24.75%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Cap Growth Index Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI USA Mid Cap Growth Index (gross of foreign withholding taxes on dividends) is an unmanaged index designed to measure the performance of mid-cap securities with greater than average growth orientation.
4 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.
5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense equal the gross expense and is 0.65%.

30

Mid Cap Stock Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Michael T. Carmen, CFA, Mario E. Abularach, CFA and Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

Sector Weighting*	% of Total
Consumer Discretionary	27.3
Information Technology	23.2
Health Care	18.8
Industrials	12.1
Financials	6.5
Energy	6.3
Materials	2.9
Telecommunication Services	1.0
Short-Term Investments & Other	1.9

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,027.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Mid Cap Stock Fund Class NAV returned +10.65%, underperforming the +11.72% return of the Russell Midcap Growth Index.

Environment ► For the year ended August 31, 2012 U.S. equities, as measured by the Russell Midcap Growth Index, gained 11.72%. U.S. equities posted strong gains in the fourth quarter of 2011 and first quarter of 2012, driven by positive employment data, better-than-expected corporate earnings and growing consumer confidence. Early in the first quarter of 2012, a strong employment report and robust manufacturing activity provided a tailwind for stocks. However, equities started to decline in the second quarter of 2012 on investors’ concerns that the economic expansion was cooling and from a general increase in risk aversion. Stocks plunged in May as investors focused on a deteriorating political environment in Europe and the possibility of Greece exiting the eurozone. U.S. equities rose in June and July as solid corporate earnings and encouraging housing reports outweighed disappointing employment data.

Within the Fund, stock selection detracted from relative performance during the year ended August 31, 2012. Strong security selection within the Health Care was more than offset by weak selection in the Consumer Staples and Energy sectors. Underperformance during the period was largely concentrated in the second half of 2011, with strong relative and absolute performance from January through August 2012.

Allocation among sectors, a residual of the bottom-up stock selection process, contributed to relative performance during the period. An underweight to Consumer Staples contributed most, but was partially offset by detractions from an overweight to the Information Technology sector and an underweight to Industrials.

Top detractors from relative performance included a U.S.-based coffee and coffee brewing systems maker, a designer and marketer of fashion-oriented footwear, and a snack food company. Top contributors to relative performance included an equipment rental company, a pharmacy benefit management company, and a global data platform operator.

At period end, the Fund was overweight the Information Technology, Health Care and Consumer Discretionary sectors. The Consumer Staples, Materials and Industrials sectors were the Fund’s largest underweights at the end of August.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Stock Fund Class 1 (began 10/15/05)	10.62%	0.89%	—	6.10%	4.51%	—	50.27%
Mid Cap Stock Fund Class NAV (began 10/15/05)	10.65%	0.93%	—	6.15%	4.75%	—	50.77%
Russell Midcap Growth Index[3,4]	11.72%	2.92%	—	6.22%	15.47%	—	51.42%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Cap Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.93% and Class NAV – 0.88%.

31

Mid Cap Value Equity Fund

Subadviser: Columbia Management Investment Advisers, LLC
Portfolio Managers: Steve Schroll, Laton Spahr and Paul Stocking

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities of medium-sized companies.

Sector Weighting*	% of Total
Financials	21.1
Industrials	14.1
Consumer Discretionary	12.0
Health Care	9.6
Utilities	8.9
Energy	8.6
Materials	7.9
Information Technology	7.7
Consumer Staples	4.7
Telecommunication Services	1.7
Short-Term Investments & Other	3.7

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Mid Cap Value Equity Fund Class NAV returned +11.09%, underperforming the +14.80% return of the Russell Mid-cap Value Index.

Environment ► The annual period was a volatile but strong one for the U.S. equity markets. Macroeconomic and political concerns produced wide swings in the market and risk levels. During the second half of 2011, after a U.S. budget crisis and rising fears of a Greek sovereign debt default and possible departure from the eurozone, U.S. stocks experienced strong returns and closed out a volatile calendar year on a positive note. Some optimism returned, with improving consumer confidence, the holiday shopping season and a general lift to the economy. The S&P 500 Index posted its best October return in nearly 30 years and ended with a year-end rally in December. The new year saw the U.S. equity markets off to their strongest start in more than 10 years. Buoyed by solid manufacturing activity, robust job growth and a whisper of better news for the housing market, investor confidence rose. In addition, while concerns still linger, steps taken to abate the European crisis encouraged investors to take on risk.

Financial markets began to pull back in June, after disappointing U.S. economic data, raised concerns that this economic cycle may never hit full stride. Tempered optimism regarding the U.S. economy was set against a challenging global backdrop, including lingering European sovereign debt problems and decelerating economic growth in China.

For the trailing year, the main detractors from performance came from weak stock selection in the Energy and Information Technology sectors. Companies in the coal, oil and gas exploration and production industries were impacted by weakening energy prices and a shift in demand. In the Consumer Discretionary sector, not owning a household durables name was a drag on performance relative to the benchmark.

The top contributors came from the Industrials, Materials and Consumer Discretionary sectors. Within Industrials, positions in the road and rail industry boosted the Fund’s relative performance. One global diversified electrical products and tools manufacturer’s stock performed well as the company was the subject of an agreed-upon takeout by another firm. In the Materials sector, one company benefited as input costs came down as a result of low ethane prices, thus widening their profit margins. While expectations are that ethane prices will increase over the next couple of quarters, we believe it is already in the numbers and we hold a favorable view of the company and its prospects going forward.

Entering the last part of 2012, our view ahead for the U.S. equity markets is a rather cautious one. First, uncertainty regarding the European sovereign debt crisis persists. Second, we remain concerned about the anticipated “fiscal cliff,” as tax increases and spending cuts totaling approximately $670 billion are currently scheduled to take effect on January 1, 2013. Third, we have grown more concerned about the likely pace of U.S. economic activity, agreeing with the consensus on a longer than anticipated period of sub-optimal economic growth, that is, less than 2%. Finally, we must recognize the uncertainties surrounding the deceleration of economic growth in China and its potential impact on its global trading partners, including the United States.

All that said, we continue to believe the U.S. economy remains in better health compared to much of the rest of the developed world, although this relative stamina may have minimal impact on the U.S. equity market. We foresee only modestly positive returns from the U.S. equity markets in the months ahead.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Value Equity Fund Class NAV (began 4/28/06)	11.09%	–0.51%	—	1.80%	–2.50%	—	11.95%
Russell Midcap Value Index[3,4]	14.80%	1.78%	—	3.40%	9.23%	—	23.64%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Cap Value Equity Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.93%.

32

Mid Cap Value Index Fund

Subadviser: SSgA Funds Management, Inc.
Portfolio Managers: John Tucker, CFA and Payal Gupta

INVESTMENT OBJECTIVE & POLICIES ► Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI USA Mid Cap Value Index and (b) securities (which may or may not be included in the MSCI USA Mid Cap Value Index) that the subadviser believes as a group will behave in a manner similar to the index.

Sector Weighting*	% of Total
Financials	29.7
Consumer Discretionary	13.0
Industrials	11.0
Utilities	10.5
Information Technology	10.2
Materials	8.0
Consumer Staples	6.7
Health Care	5.0
Energy	4.7
Telecommunication Services	1.3
Short-Term Investments & Other	(0.1)

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Mid Cap Value Index Fund Class 1 returned +13.52%, underperforming the +14.17% return of the MSCI USA Mid Cap Value Index.

Environment ► During the fourth quarter of 2011 bond yields in Italy and Spain rose, adding to worries about mandated austerity and obstacles to growth. Resilient employment and confidence indicators in the U.S. were offset by liquidity concerns in Europe and decelerating activity in several emerging markets limited gains.

The new year unleashed fresh money flows across a range of risky assets. Solid U.S. economic data and improved European economic reports led more cautious investors to increase equity exposure through January. But oil prices rallied as buoyant demand intersected with concern about potential Middle East supply disruptions. China tempered its economic growth outlook for 2012. The U.S. dollar gained as investors looked to the United States for economic resilience. U.S. equities held their own amid solid retail sales figures and declines in jobless claims. The first quarter closed with strong gains for global equities.

Global investors endured a difficult spring. U.S. employment figures lost momentum, Chinese trade data looked soft and financial pressures again percolated through the eurozone. Greek elections in May became unsettling when centrist parties failed to win enough seats to form a government. Nevertheless, selling of equities eased as investors began contemplating the potential for new, concerted central bank measures, volatility ebbed and equity markets rebounded.

Equities around the world rallied in late July. In August, daily volatility and trading volumes dwindled, but equity indexes held their value. For the 12-month period, the MSCI USA Mid Cap Value Index performed well overall, returning 14.17%. Nine of the 10 sectors had positive returns, led by the Consumer Discretionary and Information Technology sectors, while Telecommunications Services, Energy and Materials lagged. At period end, the portfolio’s three largest sectors were Financials, Consumer Discretionary and Industrials.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Value Index Fund Class 1 (began 4/30/10)	13.52%	—	—	5.73%	—	—	13.92%
MSCI USA Mid Cap Value Index[3,4,5]	14.17%	—	—	7.03%	—	—	17.21%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Cap Value Index Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI USA Mid Cap Value Index (gross of foreign withholding taxes on dividends) is an unmanaged index designed to measure the performance of mid-cap securities with greater than average value orientation.
4 Since inception returns for the indices may begin on the month-end closest to the actual inception date of the Fund.
5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense equals the gross expense and is 0.66%.

33

Mid Value Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index and the Russell Midcap Value Index.

Sector Weighting*	% of Total
Financials	26.2
Consumer Discretionary	10.8
Consumer Staples	9.4
Energy	9.4
Industrials	8.3
Materials	7.6
Utilities	7.1
Health Care	6.7
Information Technology	6.4
Telecommunication Services	1.2
Short-Term Investments & Other	6.9

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Mid Value Fund Class NAV returned +13.60%, underperforming the +14.80% return of the Russell Midcap Value Index.

Environment ► A strong rally in the first quarter faded in the spring as worries resurfaced over the European debt crisis and the strength of the global economy. While corporate profits advanced, equities struggled during the second quarter. Mid-cap stock indexes, which tend to contain more cyclical companies than larger-cap indexes such as the S&P 500 Index, fared comparatively worse. The United States has not been immune to the slowdown in economic activity, and risks loom in the form of potential cuts in the federal budget among other concerns. However, lower energy prices, low interest rates, stability in the jobless market and a budding recovery in the housing market have lent some strength to the domestic economy.

Stock selection in Consumer Discretionary and Utilities detracted from relative returns, while stock selection in Industrials, Information Technology, Materials and Energy contributed. Within the Utilities sector, independent power producers are more economically sensitive as they tend to be unregulated and don’t benefit from the insulation of pricing power as regulated utilities. This resulted in unregulated firms having an adverse effect on relative portfolio returns.

Stock selection in Industrials contributed to relative performance led by a provider of business and military aircraft, defense products, industrial products and financial services. In Information Technology, stock selection among IT services names aided relative returns.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Value Fund Class NAV (began 1/2/09)	13.60%	—	—	16.71%	—	—	76.18%
Russell Midcap Value Index[3,4]	14.80%	—	—	18.14%	—	—	84.17%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.04%.

34

Mutual Shares Fund

Subadviser: Franklin Mutual Advisers
Portfolio Managers: Peter Langerman, F. David Segal and Deborah Turner

INVESTMENT OBJECTIVE & POLICIES ► To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective. Under normal market conditions, the Fund invests primarily in equity securities (including convertible securities or securities expected to be exchanged for common or preferred stock) of companies of any nation the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Sector Weighting*	% of Total
Consumer Staples	16.8
Financials	14.8
Energy	11.2
Health Care	11.2
Consumer Discretionary	10.5
Information Technology	8.3
Utilities	5.8
Industrials	4.7
Materials	3.9
Telecommunication Services	2.1
Short-Term Investments & Other	10.7

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Mutual Shares Fund Class NAV returned +13.92%, underperforming the +18.00% return of the S&P 500 Index.

Environment ► Throughout the year under review, macroeconomic headlines surrounding the European debt crisis often outweighed business fundamentals in influencing stock price performance. Investor concerns about the strength of the U.S. recovery and economic reports suggesting slowing growth in China also weighed on investor sentiment. Given the continued need for deleveraging in much of the global economy, we remain cautious about growth expectations and anticipate market uncertainty will persist. Although the recent environment has been challenging on many levels, we believe it can also provide opportunities to invest in strong businesses at what we consider to be very attractive valuations. With a careful eye on risk, we remain focused on making company-specific investments that do not depend on particular macroeconomic outcomes.

Some holdings declined in value. While a diversified industrial firm continued to execute on its restructuring plan, the uncertain and volatile macroeconomic environment weighed on operations. An offshore drilling company’s disappointing operational results early in the period hurt its stock price. However, we believe the company’s asset value exceeded valuations implied by recent market prices. Although a document management firm’s performance remained on track with the company’s long-term plan, concerns about global economic health weighed on its shares.

Despite significant stock market volatility, many of our investments increased in value during the period. A pharmaceutical firm rewarded shareholders with an increased quarterly dividend and ongoing share buyback program while remaining focused on business development. A drug store chain exceeded operational expectations and continued to repurchase shares during the period. A cable company reported subscriber metrics and revenues ahead of expectations and raised its free cash flow guidance for the year. It also raised its quarterly dividend and share buy-back authorization during the period.

Equities remained the core of the portfolio. At the sector level, the largest weighting changes included increased allocations to Financials and Energy stocks as we found new opportunities in these areas. Exposure to Consumer Staples declined as we trimmed holdings that approached our assessment of their fair values. Global economic uncertainty stifled merger and acquisition activity, and opportunities in distressed debt also remained limited.

During the year, the Fund held currency forwards to somewhat hedge the currency risk of its non-U.S. dollar investments; the hedges contributed to overall performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mutual Shares Fund Class NAV (began 9/16/10)	13.92%	—	—	8.82%	—	—	18.01%
S&P 500 Index[3,4]	18.00%	—	—	14.47%	—	—	30.30%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mutual Shares Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded Common Stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.05%.

35

Real Estate Equity Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: David M. Lee

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies.

Industry Weighting*	% of Total
Retail REITs	32.6
Residential REITs	18.0
Office REITs	15.3
Specialized REITs	11.2
Industrial REITs	7.0
Diversified REITs	4.7
Hotels, Restaurants & Leisure	3.2
Real Estate Management & Development	1.6
Short-Term Investments & Other	6.4

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Real Estate Equity Fund Class NAV returned +19.31%, underperforming the +19.65% return of the Wilshire Real Estate Securities Index.

Environment ► Real estate fundamentals have seen improvement. Job growth, while not robust, is resulting in positive absorption against a lack of new supply. Leasing activity remains good. Small business leasing continues to improve, with a stabilization of bad debt. The debt and preferred markets are open at very low rates, although what can be refinanced has generally been done, and there are limits to additional borrowing, as management teams will need to stagger future maturities.

In the current environment, some real estate investment trusts (REITs) are selectively engaging in development by reviving stalled construction projects where there are favorable incremental returns. Many companies remain focused on disposing of weaker assets and redeploying the proceeds into stronger assets. A general lack of new supply combined with modest demand and low rates is a favorable environment for owning real estate. If demand recovery persists, we continue to believe that many REITs are well positioned to benefit from favorable supply/demand dynamics. REITs produced solid gains in an environment of slowly improving fundamentals.

Stock selection was positive in the office subsector. Steady, albeit tepid job gains have led to improved leasing activity in the segment, although suburban office fundamentals remain challenging compared to central business districts. Shares of a firm that owns, operates and develops suburban office and industrial real estate primarily in southern California, rose steadily throughout the period. A west coast office specialist that leases office space in the high-barrier-to-entry markets of Los Angeles and Honolulu also performed well. Stock selection and an overweight to the sector proved beneficial in regional malls. Despite widespread pressure on average consumers, high-end regional malls have benefited from strong demand and a scarcity of new supply. A regional mall owner and operator was buoyed by balance-sheet improvements and better-than-expected property results. Our selection in industrial REITs also aided relative results. Conversely, stock selection was negative in self-storage. Selection detracted in the office and industrial segment.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Estate Equity Fund Class NAV (began 4/28/06)	19.31%	2.19%	—	3.45%	11.43%	—	24.04%
Wilshire Real Estate Securities Index[3,4,5]	19.65%	2.69%	—	3.96%	14.20%	—	27.91%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Real Estate Equity Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Wilshire Real Estate Securities Index is an unmanaged index consisting of actively traded real estate investment trusts.
4 Since inception returns for the index may begin on the month-end closest to the actual inception date of the Fund.
5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.91%.

36

Real Estate Securities Fund

Subadviser: Deutsche Investment Management Americas Inc.
Portfolio Managers: Jerry W. Ehlinger, John F. Robertson and John W. Vojticek

INVESTMENT OBJECTIVE & POLICIES ► To seek to achieve a combination of long-term capital appreciation and current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies.

Industry Weighting*	% of Total
Specialized REITs	28.7
Retail REITs	27.8
Residential REITs	19.7
Office REITs	14.4
Diversified REITs	7.1
Industrial REITs	1.3
Short-Term Investments & Other	1.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Real Estate Securities Fund Class 1 returned +20.36%, outperforming the +20.17% return of the MSCI U.S. REIT Index.

Environment ► The domestic listed real estate market outperformed the S&P 500 Index over the 12-month period. Political commentary and global growth dominated investor discussions. REIT fundamentals remained positive. The negative trend in economic data has subsided and capital raising and mergers and acquisitions accelerated towards the end of the period. The global economy remains weak, but several U.S. housing, employment and sentiment indicators have leveled out or turned up slightly. Regional malls were the top-performing sector, as solid operating trends and healthy tenants continued to drive performance. In addition, the sector benefited from not only positive retail sales momentum but also significant transactional support in the private market.

The more volatile industrial and hotel sectors outperformed as increased confidence in European governments and the likelihood of further global stimulus boosted equity markets throughout the year. The self-storage sector outperformed as industry channel checks and strong operating metrics indicated seasonal and long-term fundamentals continue to be very healthy. The office sector underperformed as weak jobs reports in the second quarter and negative net absorption of office space in the first quarter put a damper on hopes that the economy had entered a period of self-sustaining growth. Coupled with the summer slowdown in leasing, it is unlikely there would be any near-term catalyst that supports the office sector. The apartment sector underperformed as concerns over slowing traffic and a rotation into higher growth sectors took place. In addition, better news on home sales and starts led to a rotation into homebuilders from apartments for generalist investors.

Real estate investment trust (REIT) fundamentals should remain resilient but likely will yield to macro and political headlines for at least a few months. We remain moderately defensive in the Fund but believe REITs are an attractive place to invest in a low interest-rate uncertain economic environment.

The Fund’s strong performance was primarily driven by positive stock selection and modest sector allocation. Our cash position was a drag on performance as domestic real estate returned 20%. Stock selection was strongest in the hotel, apartment, retail and office sectors, which more than offset weak selection in the health care and regional mall sectors. An overweight to regional malls and an underweight to offices contributed to performance from a sector allocation perspective; however, an underweight to the industrial sector and an overweight to the apartment sector somewhat detracted from this.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Estate Securities Fund Class 1 (began 10/15/05)	20.36%	3.59%	—	7.35%	19.26%	—	62.90%
MSCI U.S. REIT Index[3,4,5]	20.17%	3.39%	—	6.95%	18.13%	—	58.77%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Real Estate Securities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI U.S. REIT Index is an unmanaged index consisting of the most actively traded real estate investment trusts.
4 Since inception returns for the index may begin on the month-end closest to the actual inception date of the Fund.
5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class 1, the net expense equals the gross expense and is 0.79%.

37

Real Return Bond Fund

Subadviser: Pacific Investment Management Company LLC
Portfolio Manager: Mihir Worah

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations or derivatives based thereon.

Portfolio Composition*	% of Total
U.S. Government	83.5
Foreign Government Obligations	3.9
Financials	3.3
Asset Backed Securities	3.2
Collateralized Mortgage Obligations	3.2
Health Care	0.8
Consumer Discretionary	0.5
Energy	0.3
Utilities	0.3
Municipal Bonds	0.2
Information Technology	0.2
Materials	0.2
Industrials	0.1
Short-Term Investments	0.3

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,903.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Real Return Bond Fund Class NAV returned +9.96%, outperforming the +8.29% return of the Barclays Capital Global Real U.S. TIPS Index.

Environment ► Market volatility reached a heightened intensity as a number of diverse and inter-related events took place during the one-year period ending August 31, 2012. In response, investors have oscillated between being either “risk on” or “risk off,” further amplifying the overall market volatility.

Following the debt ceiling debate in August 2011, which led the U.S. to lose its prized AAA credit rating for long-term debt from Standard & Poor’s, the Federal Reserve stepped in with accommodating language and an additional quantitative easing policy in an effort to provide economic stimulus. Positive developments in the U.S. housing market and better-than-expected automobile and manufacturing outputs have pointed to signs of modest improvement for the U.S. economy — although concerns remain including the high level of unemployment and the looming fiscal cliff in January 2013.

The European sovereign debt crisis drove investor sentiment during the period. Speculation around the risk of a Greek exit from the eurozone increased concerns over the potential for systemic contagion to the rest of the region, the global banking system, and the global economy. As a result, the European Central Bank initiated a number of efforts to stabilize the European banking system, including a long-term debt refinancing operation, lending over one trillion Euros to European banks. Nonetheless, several eurozone countries continued to struggle to implement the necessary austerity measures and were faced with credit downgrades and investor asset withdrawals. The crisis was complicated by elections in several countries, with popular support for anti-austerity parties.

Favoring nominal duration over real (inflation adjusted) duration positioning in the U.S., including positioning in Eurodollar futures, was positive for portfolio performance as nominal Treasuries outperformed Treasury Inflation-Protected Securities. Additionally, exposure to Australian inflation-linked bonds added to performance, as yields declined on slower growth prospects. Tactical positioning and positive security selection in Agency mortgage-backed securities (MBS) combined with modest exposure to commercial MBS added to returns. Additionally, tactical positioning in investment-grade and high yield corporate bonds, partially implemented via credit default swaps (CDS), helped returns as the sectors outperformed like-duration Treasuries. Sovereign exposure to the U.K. through credit default swaps contributed to returns as CDS spreads narrowed. Finally, exposure to a basket of currencies, with an emphasis on emerging market currencies, detracted from performance as most of these currencies depreciated relative to the U.S. dollar.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Return Bond Fund Class 1 (began 10/15/05)	9.88%	8.80%	—	6.98%	52.49%	—	59.03%
Real Return Bond Fund Class NAV (began 10/15/05)	9.96%	8.86%	—	7.02%	52.88%	—	59.48%
Barclays Capital Global Real U.S. TIPS Index[3,4]	8.29%	8.11%	—	6.86%	47.68%	—	57.82%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Real Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays Capital Global Real U.S.TIPS Index is an unmanaged index that consists of Inflation-Protection securities issued by the U.S.Treasury.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.80% and Class NAV – 0.75%.

38

Redwood Fund

Subadviser: RCM Capital Management LLC
Portfolio Managers: Raphael L. Edelman and Todd C. Hawthorne

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

Sector Weighting*
Information Technology	21.6
Consumer Discretionary	13.7
Energy	12.1
Health Care	10.4
Materials	8.7
Consumer Staples	6.7
Industrials	5.8
Financials	5.7
Net Other Assets & Liabilities	15.3

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► From its inception on September 29, 2011, through August 31, 2012, the Redwood Fund Class NAV returned +8.09% underperforming the +24.76% return of the S&P 500 Index.

Environment ► At the sector level, our bottom-up fundamental approach and risk management process led us to increase our weight in the Health Care and Consumer Staples sectors and decrease our weight in the Financial and Telecommunications sectors.

Detracting from performance was a Technology holding which initially slid after this daily coupon distributor announced it had underestimated the rate of coupon returns over the holidays and had to restate revenue and earnings for the fourth quarter of 2011. Later in the period, expiration on insider share lock-ups and the announcement by one of the company’s co-founders that he would take a reduced role sent shares lower. We exited the position in July. A position in a Consumer Discretionary company also underperformed and detracted from overall performance.

The specialty mattress maker announced its first ever promotion on a best-selling mattress line and later lowered its full-year sales and profit outlook. The company’s change in pricing strategy and reduced earnings guidance prompted us to exit the position.

Conversely, a Technology company was a stand-out performer, rising amid highly anticipated product launches and news the company would return part of its large cash reserves to investors. Management announced a quarterly dividend and a share repurchase plan during the period. An Energy holding was also among the top contributors. Strong quarterly earnings reports and a rebound in oil prices benefited our position in the oil services company.

Derivatives in the portfolio are used to create in the money buy-write securities. In the money buy-write securities are an asset themselves which is created by purchasing a long equity position and selling an in the money call against that same equity security. Contribution analysis is difficult as the buy-write cannot be separated into stock versus option since the new security created functions as a single unit. When an in the money buy-write is created, it behaves similar to a fixed income security and produces a yield-like return so long as the stock price remains above the strike price at expiration. All of the return is derived from the excess volatility (time premium) which is harvested when the call option is sold.

Implied or expected volatility is a major performance driver for our strategy. Since the Fund’s inception in September 2011, the S&P 500 Index has returned 24.76% while implied volatility as measured by the Volatility Index (VIX) has declined from above 40 and is currently below its long-term average of approximately 20. In spite of the overall declines in implied volatility, we continue to see elevated levels of realized or actual volatility as measured by the price movements of individual stocks. We expect this imbalance to be resolved through normalization in implied volatility and the VIX to move closer toward its long-term average.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Redwood Fund Class NAV (began 9/29/11)	—	—	—	—	—	—	8.09%
S&P 500 Index[3,5]	—	—	—	—	—	—	24.76%
CBOE S&P 500 BuyWrite Index[4,5]	—	—	—	—	—	—	22.71%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Redwood Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.
5 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.20%.

39

Retirement Choices at 2010 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	5.7
Strategic Equity Allocation	5.7
Fixed Income	1.6
Short Term Government Income	1.6
Unaffiliated Investment Companies
Equity	2.7
Vanguard Dividend Appreciation ETF	1.8
Vanguard Energy ETF	0.3
Vanguard MSCI Emerging Markets ETF	0.3
Vanguard REIT ETF	0.3
Fixed Income	90.0
Vanguard Total Bond Market ETF	41.5
Vanguard Short-Term Bond ETF	14.9
SPDR Barclays Capital Short Term Corporate Bond ETF	12.9
Vanguard Short-Term Corporate Bond ETF	12.9
iShares iBoxx Investment Grade Corporate Bond Fund	2.8
Vanguard Intermediate-Term Corporate Bond ETF	2.4
iShares Barclays TIPS Bond Fund	1.8
SPDR Barclays Capital High Yield Bond ETF	0.8

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2010 Portfolio Class 1 returned +5.96%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +6.82% return of the Combined Index.

Environment ► The S&P 500 Index rallied 18.00% in the year ended August 31, 2012, continuing one of the best runs in prices from the bottom of a U.S. recession in post-war history. The rally ironically followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries. The threat of a global slowdown also pushed emerging market equities down. Bonds, which dominate this conservative portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio’s returns delivered on the primary objectives, protecting capital and providing stability for those in or planning for imminent retirement. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a such a fixed income-heavy portfolio.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014, which is good for conservative investors. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2010 Portfolio Class 1 (began 4/30/10)	5.96%	—	—	6.39%	—	—	15.59%
S&P 500 Index[3,4]	18.00%	—	—	9.06%	—	—	22.51%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.67%	—	—	16.30%
Combined Index[4,6]	6.82%	—	—	6.98%	—	—	17.10%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Retirement Choices at 2010 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.94% and Class 1 – 0.68%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 3.21% and Class 1 – 0.96%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

40

Retirement Choices at 2015 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	14.5
Strategic Equity Allocation	14.5
Fixed Income	1.6
Short Term Government Income	1.6
Unaffiliated Investment Companies
Equity	4.4
Vanguard Dividend Appreciation ETF	2.5
Vanguard MSCI Emerging Markets ETF	1.0
Vanguard REIT ETF	0.5
Vanguard Energy ETF	0.2
Vanguard Materials ETF	0.2
Fixed Income	79.5
Vanguard Total Bond Market ETF	35.4
Vanguard Short-Term Bond ETF	11.3
SPDR Barclays Capital Short Term Corporate Bond ETF	8.0
Vanguard Short-Term Corporate Bond ETF	8.0
iShares iBoxx Investment Grade Corporate Bond Fund	6.0
Vanguard Intermediate-Term Corporate Bond ETF	5.0
Vanguard Intermediate-Term Bond ETF	3.2
iShares Barclays TIPS Bond Fund	1.4
SPDR Barclays Capital High Yield Bond ETF	1.2

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2015 Portfolio Class 1 returned +6.92%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +8.25% return of the Combined Index.

Environment ► The S&P 500 Index rallied 18.00% in the year ended August 31, 2012, continuing one of the best runs in prices from the bottom of a U.S. recession in post-war history. The rally ironically followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries. The threat of a global slowdown also pushed emerging market equities down. Bonds, which dominate this conservative portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio’s returns delivered on the primary objectives, protecting capital and providing stability for those in or planning for imminent retirement. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a such a fixed income-heavy portfolio.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014, which is good for conservative investors. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2015 Portfolio Class 1 (began 4/30/10)	6.92%	—	—	6.41%	—	—	15.66%
S&P 500 Index[3,4]	18.00%	—	—	9.06%	—	—	22.51%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.67%	—	—	16.30%
Combined Index[4,6]	8.25%	—	—	7.18%	—	—	17.61%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Retirement Choices at 2015 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.93% and Class 1 – 0.70%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 2.43% and Class 1 – 0.95%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

41

Retirement Choices at 2020 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	33.7
Strategic Equity Allocation	33.7
Fixed Income	1.2
Short Term Government Income	1.2
Unaffiliated Investment Companies
Equity	7.4
Vanguard Dividend Appreciation ETF	3.2
Vanguard MSCI Emerging Markets ETF	2.2
Vanguard REIT ETF	1.0
Vanguard Materials ETF	0.5
Vanguard Energy ETF	0.5
Fixed Income	57.7
Vanguard Total Bond Market ETF	24.6
iShares iBoxx Investment Grade Corporate Bond Fund	7.0
Vanguard Short-Term Bond ETF	5.3
Vanguard Intermediate-Term Bond ETF	4.9
Vanguard Intermediate-Term Corporate Bond ETF	4.5
SPDR Barclays Capital Short Term Corporate Bond ETF	4.5
Vanguard Short-Term Corporate Bond ETF	4.5
SPDR Barclays Capital High Yield Bond ETF	1.6
iShares Barclays TIPS Bond Fund	0.8

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2020 Portfolio Class 1 returned +8.75%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +10.99% return of the Combined Index.

Environment ► The S&P 500 Index rallied 18.00% in the year ended August 31, 2012, continuing one of the best runs in prices from the bottom of a U.S. recession in post-war history. The rally ironically followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries. The threat of a global slowdown also pushed emerging market equities down. Bonds, which are a meaningful portion of this conservative portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio’s returns delivered on the primary objective of providing stability during the early planning stage for retirement. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a such a fixed income-heavy portfolio.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014, which is good for conservative investors. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2020 Portfolio Class 1 (began 4/30/10)	8.75%	—	—	6.62%	—	—	16.17%
S&P 500 Index[3,4]	18.00%	—	—	9.06%	—	—	22.51%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.67%	—	—	16.30%
Combined Index[4,6]	10.99%	—	—	7.87%	—	—	19.39%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Retirement Choices at 2020 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.92% and Class 1 – 0.69%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 2.58% and Class 1 – 0.85%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

42

Retirement Choices at 2025 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	48.9
Strategic Equity Allocation	48.9
Fixed Income	1.3
Short Term Government Income	1.3
Unaffiliated Investment Companies
Equity	10.5
Vanguard Dividend Appreciation ETF	3.9
Vanguard MSCI Emerging Markets ETF	3.4
Vanguard REIT ETF	1.5
Vanguard Energy ETF	1.0
Vanguard Materials ETF	0.7
Fixed Income	39.3
Vanguard Total Bond Market ETF	16.2
iShares iBoxx Investment Grade Corporate Bond Fund	6.3
Vanguard Intermediate-Term Bond	5.0
Vanguard Intermediate-Term Corporate Bond ETF	4.2
SPDR Barclays Capital High Yield Bond ETF	2.1
Vanguard Short-Term Bond Fund	2.1
SPDR Barclays Short Term Corporate Bond ETF	1.7
Vanguard Short-Term Corporate Bond ETF	1.7

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2025 Portfolio Class 1 returned +9.96%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +13.30% return of the Combined Index.

Environment ► The S&P 500 Index rallied 18.00% for the period ended August 31, 2012, continuing one of the best runs in prices from the bottom of a U.S. recession in post-war history. The rally followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries.

The threat of a global slowdown pushed emerging market equities down. Bonds, which are a material holding in this portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio delivered on its two primary objectives of growth and stability. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a portfolio that maintains a relatively high weight in bonds.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2025 Portfolio Class 1 (began 4/30/10)	9.96%	—	—	6.69%	—	—	16.36%
S&P 500 Index[3,4]	18.00%	—	—	9.06%	—	—	22.51%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.67%	—	—	16.30%
Combined Index[4,6]	13.30%	—	—	8.34%	—	—	20.61%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Retirement Choices at 2025 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.91% and Class 1 – 0.70%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 2.54% and Class 1 – 0.84%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

43

Retirement Choices at 2030 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	59.4
Strategic Equity Allocation	59.4
Fixed Income	0.8
Short Term Government Income	0.8
Unaffiliated Investment Companies
Equity	12.0
Vanguard MSCI Emerging Markets ETF	4.4
Vanguard Dividend Appreciation ETF	3.9
Vanguard REIT ETF	1.5
Vanguard Energy ETF	1.2
Vanguard Materials ETF	1.0
Fixed Income	27.8
Vanguard Total Bond Market ETF	11.4
iShares iBoxx Investment Grade Corporate Bond Fund	5.8
Vanguard Intermediate-Term Bond ETF	4.1
Vanguard Intermediate-Term Corporate Bond ETF	3.3
SPDR Barclays Capital High Yield Bond ETF	2.4
Vanguard Short-Term Corporate Bond ETF	0.8

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2030 Portfolio Class 1 returned +10.54%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +14.70% return of the Combined Index.

Environment ► The S&P 500 Index rallied 18.00% for the period ended August 31, 2012, continuing one of the best runs in prices from the bottom of a U.S. recession in post-war history. The rally followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries.

The threat of a global slowdown pushed emerging market equities down. Bonds, which are a significant holding in this portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio delivered on its two primary objectives of growth and stability. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a portfolio where bonds provide both income and stability.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2030 Portfolio Class 1 (began 4/30/10)	10.54%	—	—	6.59%	—	—	16.11%
S&P 500 Index[3,4]	18.00%	—	—	9.06%	—	—	22.51%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.67%	—	—	16.30%
Combined Index[4,6]	14.70%	—	—	8.63%	—	—	21.37%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Retirement Choices at 2030 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.92% and Class 1 – 0.70%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 2.61% and Class 1 – 0.89%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

44

Retirement Choices at 2035 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	65.2
Strategic Equity Allocation	65.2
Fixed Income	1.0
Short Term Government Income	1.0
Unaffiliated Investment Companies
Equity	12.9
Vanguard MSCI Emerging Markets ETF	4.9
Vanguard Dividend Appreciation ETF	3.9
Vanguard REIT ETF	1.7
Vanguard Materials ETF	1.2
Vanguard Energy ETF	1.2
Fixed Income	20.9
Vanguard Total Bond Market ETF	5.9
iShares iBoxx Investment Grade Corporate Bond Fund	5.0
SPDR Barclays Capital High Yield Bond ETF	3.5
Vanguard Intermediate-Term Bond ETF	2.5
Vanguard Intermediate-Term Corporate Bond ETF	2.0
Vanguard Long-Term Corporate Bond ETF	1.5
Vanguard Long-Term Bond ETF	0.5

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2035 Portfolio Class 1 returned +10.98%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +15.50% return of the Combined Index.

Environment ► The strong rally in U.S. stocks, one of the best from the bottom of a recession in post-war history, ironically followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries. The threat of a global slowdown pushed emerging market equities down. Bonds, which are a significant holding in this portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio delivered on its two primary objectives of growth and stability. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a portfolio where bonds provide both income and stability.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2035 Portfolio Class 1 (began 4/30/10)	10.98%	—	—	6.56%	—	—	16.02%
S&P 500 Index[3,4]	18.00%	—	—	9.06%	—	—	22.51%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.67%	—	—	16.30%
Combined Index[4,6]	15.50%	—	—	8.76%	—	—	21.72%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Retirement Choices at 2035 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.91% and Class 1 – 0.70%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 3.13% and Class 1 – 0.94%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

45

Retirement Choices at 2040 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	67.6
Strategic Equity Allocation	67.6
Fixed Income	0.5
Short Term Government Income	0.5
Unaffiliated Investment Companies
Equity	13.9
Vanguard MSCI Emerging Markets ETF	5.2
Vanguard Dividend Appreciation ETF	4.2
Vanguard REIT ETF	2.0
Vanguard Materials ETF	1.3
Vanguard Energy ETF	1.2
Fixed Income	18.0
Vanguard Total Bond Market ETF	5.0
SPDR Barclays Capital High Yield Bond ETF	4.0
iShares iBoxx Investment Grade Corporate Bond Fund	3.7
Vanguard Long-Term Bond ETF	2.0
Vanguard Long-Term Corporate Bond ETF	1.8
Vanguard Intermediate-Term Bond ETF	1.0
Vanguard Intermediate-Term Corporate Bond ETF	0.5

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2040 Portfolio Class 1 returned +11.09%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +15.70% return of the Combined Index.

Environment ► The strong rally in U.S. stocks, one of the best from the bottom of a recession in post-war history, ironically followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries. The threat of a global slowdown pushed emerging market equities down. Bonds, which are a meaningful holding in this portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio delivered on its two primary objectives of growth and stability. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a portfolio where bonds provide both income and stability.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2040 Portfolio Class 1 (began 4/30/10)	11.09%	—	—	6.55%	—	—	16.00%
S&P 500 Index[3,4]	18.00%	—	—	9.06%	—	—	22.51%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.67%	—	—	16.30%
Combined Index[4,6]	15.70%	—	—	8.86%	—	—	21.96%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Retirement Choices at 2040 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.91% and Class 1 – 0.70%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 3.31% and Class 1 – 1.08%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

46

Retirement Choices at 2045 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyda, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	67.9
Strategic Equity Allocation	67.9
Fixed Income	0.5
Short Term Government Income	0.5
Unaffiliated Investment Companies
Equity	14.1
Vanguard MSCI Emerging Markets ETF	5.5
Vanguard Dividend Appreciation ETF	4.2
Vanguard REIT ETF	2.0
Vanguard Materials ETF	1.2
Vanguard Energy ETF	1.2
Fixed Income	17.5
Vanguard Total Bond Market ETF	4.5
SPDR Barclays Capital High Yield Bond ETF	4.5
Vanguard Long-Term Corporate Bond ETF	3.0
Vanguard Long-Term Bond ETF	2.5
iShares iBoxx Investment Grade Corporate Bond Fund	2.5
Vanguard Intermediate-Term Bond ETF	0.5

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2045 Portfolio Class 1 returned +11.16%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +15.95% return of the Combined Index.

Environment ► The strong rally in U.S. stocks, one of the best from the bottom of a recession in post-war history, ironically followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries. The threat of a global slowdown pushed emerging market equities down.Bonds, which are a significant holding in this portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio delivered on its two primary objectives of growth and stability. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a portfolio where bonds provide both income and stability.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2045 Portfolio Class 1 (began 4/30/10)	11.16%	—	—	6.56%	—	—	16.02%
S&P 500 Index[3,4]	18.00%	—	—	9.06%	—	—	22.51%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	6.67%	—	—	16.30%
Combined Index[4,6]	15.95%	—	—	8.88%	—	—	22.01%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Retirement Choices at 2045 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.92% and Class 1 – 0.69%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 4.25% and Class 1 – 1.08%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

47

Retirement Choices at 2050 Portfolio

Subadvisers: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Bob Boyde, Steve Medina and Steve Orlich

INVESTMENT OBJECTIVE & POLICIES ► To seek high total return until the Portfolio’s target retirement date. Total return, commonly understood as a combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Underlying Funds*	% of Total
Affiliated Investment Companies
Equity	67.9
Strategic Equity Allocation	67.9
Fixed Income	0.5
Short Term Government Income	0.5
Unaffiliated Investment Companies
Equity	14.1
Vanguard MSCI Emerging Markets ETF	5.5
Vanguard Dividend Appreciation ETF	4.2
Vanguard REIT ETF	2.0
Vanguard Materials ETF	1.2
Vanguard Energy ETF	1.2
Fixed Income	17.5
SPDR Barclays Capital High Yield Bond ETF	4.5
Vanguard Long-Term Corporate Bond ETF	4.0
Vanguard Total Bond Market ETF	4.0
Vanguard Long-Term Bond ETF	3.5
iShares iBoxx Investment Grade Corporate Bond Fund	1.5

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Retirement Choices at 2050 Portfolio Class 1 returned +11.30%, compared to the +18.00% return of the S&P 500 Index, the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index, and the +15.95% return of the Combined Index.

Environment ► The strong rally in U.S. stocks, one of the best from the bottom of a recession in post-war history, ironically followed a major swoon after the mid-summer 2011 budget debacle that challenged investor confidence in the United States, epitomized by a downgrade of the U.S. credit rating. The world was also battered by the sovereign debt woes of several European countries. The threat of a global slowdown pushed emerging market equities down. Bonds, which are a meaningful holding in this portfolio, have been well supported by yield-seeking and safety-conscious global investors and by strong policy moves by global central banks. We believe the portfolio delivered on its two primary objectives of growth and stability. However the dominance of U.S. large cap equities created headwinds, and this broadly diversified Portfolio underperformed its benchmark as a result.

In the late spring of 2012, the portfolio switched from the underlying passive equity funds to a newly created, actively managed global allocation fund that better reflects our strategic views and presents far greater flexibility to participate in high conviction opportunities in global equity markets. We also switched from a single index-like bond portfolio to a series of underlying fixed income vehicles, primarily ETFs, to better manage duration and credit, which are critical to success in a portfolio where bonds provide both income and stability.

Global policy makers remain more concerned with deflation than the risk of inflation and will continue to pursue a low interest rate, high-liquidity policy that looks to extend beyond the middle of 2014. We believe the economy is not strong enough to withstand a repeat of last summer’s budget debacle. The rest of the global economy continues to slow. However, in our view, much of the uncertainty appears to be factored into global equity valuations.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Retirement Choices at 2050 Portfolio Class 1 (began 4/29/11)	11.30%	—	—	1.28%	—	—	1.73%
S&P 500 Index[3,4]	18.00%	—	—	4.82%	—	—	6.53%
Barclays Capital U.S. Aggregate Bond Index[4,5]	5.78%	—	—	7.54%	—	—	10.25%
Combined Index[4,6]	15.95%	—	—	5.51%	—	—	7.47%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not reflect future performance.
2 Since inception, a portion of the Retirement Choices at 2050 Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest in an index.
5 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The combined index represents a blend of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index that rolls down its equity weighting to match the Portfolio’s glidepath.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2013 for Class R4 and December 31, 2012 for Class 1. The net expenses are as follows: Class R4 – 0.92% and Class 1 – 0.77%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R4 – 4.45% and Class 1 – 1.06%. The expense ratios include expenses of the affiliated funds in which the Portfolio invests.

48

Short Term Government Income Fund

Subadviser: John Hancock Asset Management
Portfolio Managers: Jeff Given and Howard Greene

INVESTMENT OBJECTIVE & POLICIES ► To seek a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the Fund’s dollar-weighted average maturity is not more than 3 years. Maintaining a stable share price is a secondary goal.

Portfolio Composition*	% of Total
U.S. Government Agency	77.7
U.S. Government	14.0
Collateralized Mortgage Obligations	6.2
Short-Term Investments & Other	2.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Short Term Government Income Fund Class NAV returned +1.26%, outperforming the +1.19% return of the Barclays Capital U.S. Government 1-5 Year Index.

Environment ► Short-term U.S. government securities advanced for the 12-month period in a relatively stable interest rate environment. Short-term government yields declined early in the period as signs of weakness in the U.S. economy led to renewed concerns about a potential recession. However, after the Federal Reserve put new stimulus efforts in place, the economy showed notable signs of improvement in the fourth quarter of 2011 and first quarter of 2012. Job growth exceeded expectations, bringing the unemployment rate to its lowest level in more than three years.

Although short-term government bond yields initially rose in response to better economic data, the increase was muted by flight-to-quality demand for government securities amid the continuing European sovereign debt crisis. Short-term government bond yields fell back over the last five months of the period as U.S. economic activity slowed. Overall, short-term government yields fell slightly during the period. Mortgage-backed securities generated the best returns in the short-term government sector while Treasury securities lagged.

The portfolio outperformed its benchmark index based on our emphasis on higher-yielding segments of the short-term government sector. Just over half of the portfolio was invested in short-term government agency securities, compared with approximately 20% in the Index. Within this segment, we focused on callable agency securities, which tend to have higher yields than non-callable agency securities and outperformed their non-callable counterparts for the period.

About 30% of assets was invested in mortgage-backed securities, which are not represented in the Index. This positioning added value, as mortgage-backed securities outperformed for the 12-month period. The bulk of the portfolio’s mortgage-backed holdings were in adjustable-rate mortgages and higher-coupon 30-year mortgages. The rest consisted of fixed-rate 15-year mortgages and short-term collateralized mortgage obligations. The remainder of the portfolio (approximately 15%) was invested in short-term Treasury securities, compared with more than 80% in the Index. This was also a positive factor, as Treasury securities underperformed during the period.

We continue to expect a modest economic growth rate for the U.S. in 2012, in a range of 1% to 3%. In this environment, we will continue to focus on maximizing current income by emphasizing higher-yielding callable agency notes and mortgage-backed securities.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Short Term Government Income Fund Class NAV (began 1/2/09)	1.26%	—	—	2.34%	—	—	8.86%
Barclays Capital U.S. Government 1-5 Year Index[3,4]	1.19%	—	—	2.36%	—	—	8.91%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Short Term Government Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 The Barclays Capital U.S. Government 1–5 Year Index is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.64%.

49

Small Cap Growth Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Steven Angeli, CFA, Mario E. Abularach, CFA and Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies.

Sector Weighting*	% of Total
Information Technology	25.3
Consumer Discretionary	19.7
Health Care	19.6
Industrials	15.0
Financials	6.9
Energy	5.7
Materials	3.4
Consumer Staples	2.2
Short-Term Investments & Other	2.2

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Small Cap Growth Fund Class NAV returned +10.54%, underperforming the +12.72% return of the Russell 2000 Growth Index.

Environment ► For the year ended August 31, 2012, U.S. small-cap equities, as measured by the Russell 2000 Index, gained 13.40% with growth stocks underperforming value stocks. U.S. equities surged in the first half of the period, driven by growing consumer confidence, positive employment data and strong corporate earnings. However, equities started to pull back in the second quarter of 2012 as disappointing data on employment and economic growth outweighed continued strength in corporate earnings. Stocks plunged in May as investors focused on a deteriorating political environment in Europe and the possibility of Greece exiting the eurozone. In the later part of the second quarter, U.S. markets rebounded amid favorable policy developments in Europe, encouraging housing reports and supportive monetary policy.

Top detractors from relative performance included a specialty coffee manufacturer and distributor, an Internet-based social expression and personal publishing service, and a designer and marketer of fashion-oriented footwear. Top contributors to relative performance included a U.S.-based equipment rental company, a pharmacy benefit management company, and a large U.S. homebuilder.

Security selection detracted from relative returns during the period, particularly in the Consumer Staples and Information Technology sectors. This was slightly offset by strong stock selection within Health Care, Energy and Industrials.

Sector allocation, a residual of the bottom-up stock selection process, had a positive impact on relative performance. An underweight allocation to both the Energy and Materials sectors and an overweight to the strong performing Consumer Discretionary sector contributed to relative results. This was partially offset by an underweight to the Health Care sector and an overweight to Information Technology, which cut into relative performance.

At period end, the portfolio was most overweight the Consumer Discretionary and Information Technology sectors, while the Fund’s largest underweights were in the Consumer Staples, Health Care and Industrials sectors.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Growth Fund Class NAV (began 9/10/08)	10.54%	—	—	5.29%	—	—	22.75%
Russell 2000 Growth Index[3,4]	12.72%	—	—	6.65%	—	—	29.19%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Cap Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.12%.

50

Small Cap Opportunities Fund

Subadviser: Dimensional Fund Advisors LP and Invesco Advisers, Inc.
Portfolio Managers: Juliet S. Ellis, Juan R. Hartsfield, Stephen Clark and Clay Manley

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation by investing primarily in equity securities of small-capitalization companies.

Sector Weighting*	% of Total
Financials	22.0
Industrials	16.6
Consumer Discretionary	15.5
Information Technology	15.5
Health Care	9.7
Materials	8.0
Energy	7.3
Consumer Staples	3.8
Utilities	0.8
Telecommunication Services	0.5
Short-Term Investments & Other	0.3

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $11,530.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Small Cap Opportunities Fund Class NAV returned +13.82%, outperforming the +13.40% return of the Russell 2000 Index.

Environment ► The Small Cap Opportunities Fund has two equally weighted sleeves that are managed independently by two subadvisers, Dimensional Fund Advisors LP and Invesco Advisers, Inc. The two strategies have complementary characteristics as Invesco’s strategy has a growth bias and Dimensional’s strategy has a value bias.

Dimension Fund Advisors LP Commentary

Based on the Russell indexes, U.S. equities had excellent returns in the one-year period ending August 31, 2012. Value stocks had mixed performance relative to their growth counterparts for the 12-month period. Large value slightly trailed large growth, while small value outperformed small growth.

Along the market capitalization dimension, small caps (Russell 2000 Index) underperformed large-cap stocks (Russell 1000 Index).The strongest sectors within the Russell 3000 Index were Telecommunication Services and Information Technology, while the weakest sectors were Materials and Energy.

Volatility was very high in September and early October 2011, as the sovereign debt crisis in Europe intensified and uncertainty in the U.S. increased in the aftermath of the debt ceiling stalemate. However, volatility started to decline steadily in early October and ended the period slightly below its historical average.

With small-cap value stocks outperforming growth, the portfolio’s overweighting to deep-value stocks was beneficial. Allocation differences across the market capitalization segments had a small positive impact. However, outperformance was primarily driven by the strong relative performance of the portfolio’s tiniest micro caps and mid-cap stocks outperforming those in the Index. At the sector level, the portfolio’s exclusion of real estate investment trusts (REITs) detracted, as REITs were among the strongest performers during the period. A larger allocation to Energy stocks also hurt, as Energy was the weakest-performing sector. Offsetting the sector allocation differences was the strong performance of the portfolio’s composition of stocks within sectors, primarily among Consumer Discretionary and Energy names. As a reminder, our allocations to sectors are a result of our stock selection process and not tactical bets.

Invesco Advisors, Inc. Commentary

As the period began, equity indexes sold off as the U.S. struggled to raise the nation’s debt ceiling and Standard & Poor’s had announced the first downgrade to U.S. debt. As negative headlines faded, signs of growth remained and equity markets rebounded throughout the winter and the spring of 2012. By May, investors again grew concerned about the possibility of a Greek exit from the European Union and potential collapse of the euro. By late June, another European commitment to find a solution provided near-term clarity and resulted in risk-taking to lead markets modestly higher.

During the reporting period, the portfolio posted positive returns and outperformed its style-specific index, the Russell 2000 Index, due primarily to stock selection in several sectors, including Information Technology, Materials, Consumer Discretionary and Energy.

The portfolio outperformed by the widest margin in the Information Technology sector primarily due to stock selection. A company that designs electronic systems for the defense industry was a strong contributor on reliable earnings, a strong backlog and continued new business wins. A semiconductor and memory chip producer benefitted from the continued expansion of the smartphone market. In September, the firm was acquired at a premium to the market price. We sold the position, locking in shareholder gains.

The portfolio also outperformed in the Materials sector due primarily to stock selection. One holding contributed as demand for its construction materials strengthened, along with a significant improvement in the homebuilding market.

Some of this outperformance was offset by trailing in other sectors, including Industrials, Health Care and Financials. The portfolio underperformed by the widest margin in the Industrials sector primarily due to stock selection. The most significant changes to positioning were reductions in the allocations to the Health Care, Energy and Consumer Staples sectors. Allocations to the Financials, Information Technology and Materials sectors increased. The portfolio was moderately overweight in the Materials and Industrials sectors while the largest underweight allocations are to the Financials and Utilities sectors.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Opportunities Fund Class 1 (began 10/15/05)	13.76%	0.17%	—	2.09%	0.85%	—	15.30%
Small Cap Opportunities Fund Class NAV (began 10/15/05)	13.82%	0.22%	—	2.14%	1.12%	—	15.70%
Russell 2000 Index[3,4]	13.40%	1.90%	—	5.08%	9.88%	—	40.65%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Cap Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class 1 – 1.04% and Class NAV are 0.99%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class 1 – 1.13% and Class NAV – 1.08%.

51

Small Cap Value Fund

Subadviser: Wellington Management Company, LLP
Portfolio Managers: Timothy McCormack, CFA and Shaun Pedersen

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation by investing in, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Sector Weighting*	% of Total
Industrials	24.6
Financials	20.6
Consumer Discretionary	14.0
Health Care	10.8
Information Technology	8.0
Materials	7.6
Utilities	4.5
Energy	3.4
Consumer Staples	1.9
Short Term Investments & Other	4.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Small Cap Value Fund Class NAV returned +12.84%, underperforming the +14.08% return of the Russell 2000 Value Index.

Environment ► For the year ended August 31, U.S. equities, as measured by the Russell 2000 Index, gained 13.40%. U.S. equities surged in the first half of the period, driven by growing consumer confidence, positive employment data and strong corporate earnings. However, equities started to pull back in the second quarter of 2012 as disappointing employment and GDP data outweighed continued strength in corporate earnings. Stocks plunged in May as investors focused on the deteriorating European political environment and the possibility of Greece exiting the eurozone. U.S. markets rebounded from June through August amid favorable policy developments in Europe, encouraging housing reports, and supportive monetary policy.

Sector allocation, a result of our bottom-up stock selection process, detracted from relative performance. An underweight to the strong performing Financials sector and a modest cash position in a generally rising market hurt relative results. This was partially offset by an underweight to Information Technology and an overweight to Health Care, which boosted relative performance.

Within the Fund, security selection contributed to relative performance during the one-year period. Strong stock selection in the Information Technology, Industrials and Energy sectors was partially offset by weak security selection within the Consumer Discretionary, Materials and Health Care sectors.

Top detractors from relative performance included a North American office products wholesaler, a producer and marketer of cleaning and maintenance products, and a web, email and data security solutions provider. Top contributors to relative performance included a specialty insurance company, an outsourcing provider for government health and human services agencies, and a diversified industrial manufacturer.

At period end, stock-by-stock decisions resulted in overweights to the Industrials, Health Care and Consumer Discretionary sectors. The Financials, Information Technology and Energy sectors were the Fund’s largest underweights.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Value Fund Class NAV (began 12/16/08)	12.84%	—	—	18.88%	—	—	89.97%
Russell 2000 Value Index[3,4]	14.08%	—	—	16.26%	—	—	74.87%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Cap Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.11%.

52

Small Company Growth Fund

Subadviser: Invesco Advisers, Inc.
Portfolio Managers: Juliet S. Ellis, Juan R. Hartsfield and Clay Manley

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization at the time of investment no larger than the largest capitalization company included in the Russell 2000 Growth Index.

Sector Weighting*	% of Total
Information Technology	25.5
Consumer Discretionary	18.0
Health Care	18.0
Industrials	14.3
Financials	6.8
Energy	6.2
Materials	3.7
Consumer Staples	3.5
Telecommunication Services	1.1
Utilities	0.8
Short-Term Investments & Other	2.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Small Company Growth Fund Class NAV returned +13.19%, outperforming the +12.72% return of the Russell 2000 Growth Index.

Environment ► As the period began, equity indexes sold off as the U.S. struggled to raise the nation’s debt ceiling and Standard & Poor’s had announced the first downgrade to U.S. debt. As negative headlines faded, signs of growth remained and equity markets rebounded throughout the winter and the spring of 2012. By May, investors again grew concerned about the possibility of a Greek exit from the European Union and potential collapse of the euro. By late June, another European commitment to find a solution, provided near-term clarity and resulted in an increased appetite for risk to lead markets modestly higher.

During the period, the Fund posted strong returns and outperformed its style-specific index, the Russell 2000 Growth Index, driven primarily by stock selection especially in the Industrials, Consumer Discretionary, Telecommunication Services and Financials sectors.

The Fund outperformed by the widest margin in the Industrial sector, primarily driven by stock selection including an aerospace and defense parts supplier that benefited from a recovery in after-market parts. A large private prison company also benefited performance. It announced a high dividend and indicated it might restructure as a real estate investment trust, which would likely benefit shareholders through increased dividends and reduced business taxes. Relative performance was also strong in the Consumer Discretionary sector.

The Fund underperformed in the Health Care sector driven by stock selection. One holding had trouble with extended sales cycles, indicating it was taking longer to close deals than in the past but it noted that company still expected to close many of its pending sales in future quarters. Throughout the year, the fund maintained a “barbell” strategy in positioning that provided exposure to cyclical growth opportunities as well as more defensive areas of the market. Changes during the period were moderate within this framework. However, the most significant changes included reductions in the Energy and Consumer Staples sectors. Exposure to the Financials and Information Technology increased.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Company Growth Fund Class NAV (began 10/29/05)	13.19%	2.93%	—	6.48%	15.51%	—	53.78%
Russell 2000 Growth Index[3,4]	12.72%	2.94%	—	5.75%	15.57%	—	46.70%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Company Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 1.07%.

53

Small Company Value Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: Preston G. Athey

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Value Index at the time of purchase. The Fund invests in small companies whose common stocks are believed to be undervalued.

Sector Weighting*	% of Total
Financials	24.4
Industrials	24.3
Consumer Discretionary	12.8
Materials	11.6
Information Technology	9.6
Health Care	4.7
Energy	4.6
Utilities	4.5
Consumer Staples	0.6
Telecommunication Services	0.5
Short-Term Investments & Other	2.4

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,445.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Small Company Value Fund Class NAV returned +12.42%, underperforming the +14.08% return of the Russell 2000 Value Index.

Environment ► Although the U.S. economy continues to demonstrate slow, steady growth, the market environment has changed dramatically in recent months. Developments in Europe have led to growing caution among investors, and a softer Chinese economy and fiscal uncertainty in the U.S. have further dampened risk appetites. Further balance sheet expansion by the U.S. Federal Reserve beyond what has already been indicated remains unlikely for now —though that will depend on the path and progress of global recovery. Despite the risks in the current environment, U.S. corporate fundamentals are generally strong. We believe that our bottom-up approach to selecting stocks for our portfolios, rather than attempting to gauge the impact of macroeconomic events on financial markets, will continue to serve our clients well in the coming months.

Broadly speaking, sector allocation weighed on relative performance, while stock selection was positive. Stock selection in Energy and an underweight to Financials were the largest detractors from relative performance, while stock selection in Industrials and Information Technology added value.

The Energy sector was the largest detractor from relative results due to stock selection and an average overweight position. Firms exposed to natural gas were punished during the period as prices for the commodity stayed near historic lows. An underweight to Financials further hurt relative results, though beneficial stock selection somewhat mitigated negative relative returns.

The sector has been volatile since the financial crisis at the end of 2008 but was the strongest sector on an absolute basis over the 12-month period.

Stock selection in Industrials was the largest contributor to relative performance for the year, though our overweight to the sector somewhat tempered relative results. Shares of a North American distributor of residential and nonresidential roofing materials traded up as a result of positive home construction trends. In Information Technology, stock selection was the primary driver of good relative results, while our underweight to the sector also helped relative performance. Names held up well within the semiconductor and semiconductor equipment industry, where we have found several holdings with attractive values.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Company Value Fund Class 1 (began 10/15/05)	12.37%	2.98%	—	5.49%	15.79%	—	44.45%
Small Company Value Fund Class NAV (began 10/15/05)	12.42%	3.02%	—	5.54%	16.07%	—	44.92%
Russell 2000 Value Index[3,4]	14.08%	0.73%	—	4.03%	3.72%	—	31.21%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Company Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 1.33% and Class NAV – 1.28%.

54

Smaller Company Growth Fund

Subadviser: Frontier Capital Management Company, John Hancock Asset Management, Perimeter Capital Management, LLC
Portfolio Managers: Michael Cavarreta, Christopher Scarpa, Carson Jen, Narayan Ramani, Mark Garfinkel and James Behre

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (plus any borrowings for investment purposes) in small-cap equity securities.

Sector Weighting*	% of Total
Information Technology	21.9
Industrials	16.9
Health Care	16.4
Consumer Discretionary	12.4
Financials	8.9
Energy	8.8
Materials	4.7
Telecommunication Services	3.2
Consumer Staples	2.3
Short-Term Investments & Other	4.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Smaller Company Growth Fund Class NAV returned +10.17%, underperforming the +12.72% return of the Russell 2000 Growth Index.

Environment ► The Fund is a multi-managed fund, subadvised by Frontier (40%), Perimeter (40%) and John Hancock Asset Management (20%). Frontier manages a fundamentally derived sleeve focused on longer-term growth expectations (3-5 years). Perimeter manages a style- and cap-pure small growth sleeve. The JHAM sleeve is passively managed to the MSCI U.S. Small Cap Growth Index.

Frontier Capital Management Company Commentary

Our investment focus remains on companies that show sustained earnings improvement even during a slow growth environment. Given our strict discipline of not overpaying for growth, the recent correction in stock prices has given us many more opportunities to select from.

The three sectors that contributed the most to performance were Financial Services, Energy and Materials. Within Financial Services, our slight underweight position in a sector that outperformed the Index was more than offset by our positive stock selection. Within Energy, our overweight position in a sector that underperformed the index was more than offset by our positive stock selection. Within Materials, both our underweight position and superior stock selection added to our performance.

The two areas where we were challenged resided in the Health Care and Industrials sectors. In Health Care, most of our underperformance came from stock selection. Within Industrials, our overweight was beneficial, but our stock selection hurt overall performance. Our investments within the engineering and construction space did not perform as we expected.

John Hancock Asset Management Commentary

A sharp decline in September 2011, given an uncertain U.S. political landscape and growing European debt concerns, was quickly reversed by one of the best Octobers on record as small-cap stocks moved higher on better U.S. economic news. The rally was short-lived as stocks drifted modestly lower to the end of 2011. While the first quarter of 2012 was positive for stocks as action from European policy makers to address the debt crisis improved investor sentiment, caution returned in March, as the Chinese government lowered its 2012 GDP target.

A negative second quarter of 2012 resulted from a host of macro issues. The summer months mirrored much of the year, as macroeconomic concerns pushed stock slightly lower in July and the expectation of additional stimulus acted as a positive for August.

Nearly all Global Industry Classification Sectors generated positive returns, led by Health Care, along with the Consumer Staples and Consumer Discretionary sectors. A meaningful negative return was delivered by the Energy sector.

Perimeter Capital Management, LLC Commentary

Despite a bumpy start to the period, the year was relatively robust. The first half of the 12-month period saw economic growth reaccelerate modestly. European economic worries and slowing growth in China dampened the global economic outlook. Domestically the market fell in the second quarter of 2012 amid weakening consumer and business confidence. Given global monetary easing and hints of stimulative domestic monetary policy, the market posted modest gains through August 2012.

Consumer Staples was a significant contributor to the Fund’s performance, given strong stock selection. A natural foods distributor was a top contributor, as the company’s positioning in the growing organic foods segment led to strong earnings growth. Financials also contributed. The portfolio benefited from an underweight position in Energy, the worst performing sector in the benchmark.

Weaker stock selection from the Consumer Discretionary, Information Technology and Health Care sectors provided the bulk of the headwind to performance. Consumer Discretionary was the largest detractor to performance during the year, primarily due to weak stock selection in specialty retail. Several of our holdings in this segment experienced difficult results in the spring, as consumer spending came to an abrupt slowdown. In Health Care, underperformance was largely a function of our underweight position to the biotechnology industry.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Smaller Company Growth Fund Class NAV (began 10/7/08)	10.17%	—	—	10.64%	—	—	48.36%
Russell 2000 Growth Index[3,4]	12.72%	—	—	12.34%	—	—	57.44%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Smaller Company Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses for Class NAV are 1.01%. Had the fee waivers and expense limitations not been in place, the gross expenses for Class NAV would be 1.14%.

55

Spectrum Income Fund

Subadviser: T. Rowe Price Associates, Inc.
Portfolio Manager: Charles Shriver

INVESTMENT OBJECTIVE & POLICIES ► To seek a high level of current income with moderate share price fluctuation. The Fund seeks to maintain broad exposure primarily to domestic and international fixed-income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time. The Fund diversifies its assets widely among various income and equity market segments.

Portfolio Composition*	% of Total
U.S. Government & Agency Obligations	17.6
Financials	12.8
Foreign Government	12.3
Energy	7.9
Consumer Discretionary	7.9
U.S. Government	6.9
Industrials	5.6
Telecommunication Services	4.4
Utilities	3.6
Materials	3.3
Consumer Staples	3.1
Information Technology	2.8
Collateralized Mortgage Obligations	2.8
Health Care	2.8
Asset Backed Securities	1.6
Municipal Bonds	1.0
Short-Term Investments & Other	3.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Spectrum Income Fund Class NAV returned +8.52%, outperforming the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment ► U.S. stocks produced good returns for the year. Shares bottomed in the fall of 2011 and then rallied through the spring as the U.S. economy strengthened and central banks in developed countries attempted to suppress interest rates and stimulate growth. After bottoming again in early June, U.S. equities embarked on a summer rally that propelled most stocks higher in July and August — although the rally lost steam in late August.

U.S. bonds produced positive returns over the last year. To stimulate the economy, the Federal Reserve kept the federal Funds target rate in the 0.00% to 0.25% range established in December 2008 and the central bank sold $400 billion in short-term Treasuries on its balance sheet and purchased an equal amount of long-term Treasuries. Near the end of June, the Fed announced that it would extend the program through the end of 2012 and exchange an additional $267 billion in short-term Treasuries for long-term government bonds.

Non-U.S. bonds produced mixed returns over the period. Government bonds in developed non-U.S. markets produced flat to modestly negative returns over the last year in U.S. dollar terms while U.S. dollar-denominated emerging markets debt generated very strong returns.

The portfolio’s outperformance was primarily due to our allocation to diversifying sectors outside of the benchmark, such as dividend-paying stocks, high yield bonds, and emerging markets bonds, which all significantly outperformed the Barclays Capital U.S. Aggregate Bond Index. Security selection also contributed to relative performance as most of the underlying portfolios outperformed their benchmarks for the period, notably the investment grade bond portfolio. Our underweight allocation to long-term Treasury bonds was the leading detractor from relative returns.

At period end, derivatives held in the Fund were foreign exchange forwards, interest rate swaps, and interest rate futures. Net derivatives exposure (derivatives exposure combined with offsetting positions) comprised less than 6% of the Fund’s assets. The estimated return impact from employing forwards, futures and swaps was negligible.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Spectrum Income Fund Class NAV (began 10/29/05)	8.52%	6.74%	—	6.75%	38.59%	—	56.41%
Barclays Capital U.S. Aggregate Bond Index[3,4]	5.78%	6.66%	—	6.07%	38.05%	—	49.75%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Spectrum Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. For Class NAV, the net expense equals the gross expense and is 0.79%.

56

Total Return Fund

Subadviser: Pacific Investment Management Company, LLC
Portfolio Manager: William H. Gross

INVESTMENT OBJECTIVE & POLICIES ► To seek maximum total return, consistent with preservation of capital and prudent investment management, by investing at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

Portfolio Composition*	% of Total
U.S. Government Agency	42.1
U.S. Government	12.9
Financials	12.0
Foreign Government Obligations	5.2
Collateralized Mortgage Obligations	4.1
Municipal Bonds	3.0
Energy	1.1
Materials	0.9
Asset Backed Securities	0.8
Industrials	0.7
Utilities	0.6
Consumer Discretionary	0.4
Health Care	0.3
Information Technology	0.3
Telecommunication Services	0.2
Consumer Staples	0.2
Short-Term Investments	15.2

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,115.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2012, the Total Return Fund Class NAV returned +7.37%, outperforming the +5.78% return of the Barclays Capital U.S. Aggregate Bond Index.

Environment ► Market volatility reached a heightened intensity as a number of diverse and inter-related events took place during the one-year period ending August 31, 2012. In response, investors have oscillated between being either “risk on” or “risk off,” further amplifying the overall market volatility.

Following the debt ceiling debate in August 2011, which led the U.S. to lose its prized AAA credit rating for long-term debt from Standard and Poor’s, the Federal Reserve stepped in with accommodating language and an additional quantitative easing policy in an effort to provide economic stimulus. Positive developments in the U.S. housing market and better-than-expected automobile and manufacturing outputs have pointed to signs of modest improvement for the U.S. economy — although concerns remain including the high level of unemployment and the looming fiscal cliff in January 2013.

The European sovereign debt crisis drove investor sentiment during the period. Speculation around the risk of a Greek exit from the eurozone increased concerns over the potential for systemic contagion to the rest of the region, the global banking system, and the global economy. As a result, the European Central Bank initiated a number of efforts to stabilize the European banking system, including a long-term debt refinancing operation, lending over one trillion euros to European banks. Nonetheless, several eurozone countries continued to struggle to implement the necessary austerity measures and were faced with credit downgrades and investor asset withdrawals. The crisis was complicated by elections in several countries, with popular support for anti-austerity parties.

An average underweight to U.S. duration detracted from returns as the 10-year Treasury yield fell during the period. Additionally, an underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns, as the 2-30 year portion of the yield curve flattened amid a fall in 30-year yields. Tactical positioning and positive security selection in Agency mortgage-backed securities combined with modest exposure to non-Agency mortgages added to returns. Moreover, positioning in investment-grade and high yield corporate bonds, partially implemented via credit default swaps, was positive. The portfolio’s duration exposure in core Europe and Canada added to performance as interest rates in those countries fell. Additionally, sovereign exposure to core Europe and the U.K. through credit default swaps contributed to returns. Finally, exposure to a basket of currencies, with an emphasis on emerging market currencies, detracted from performance as most of these currencies depreciated relative to the U.S. dollar.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Total Return Fund Class 1 (began 10/15/05)	7.38%	8.43%	—	7.18%	49.86%	—	61.15%
Total Return Fund Class NAV (began 10/15/05)	7.37%	8.49%	—	7.23%	50.28%	—	61.66%
Barclays Capital U.S. Aggregate Bond Index[3,4]	5.78%	6.66%	—	6.09%	38.05%	—	50.21%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Total Return Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.78% and Class NAV – 0.73%.

57

U.S. High Yield Bond Fund

Subadviser: Wells Capital Management, Incorporated
Portfolio Managers: Phil Susser and Niklas Nordenfelt

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks total return with a high level of current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are below investment grade, including preferred and other convertible securities in below-investment-grade debt securities. The Fund also invests in corporate debt securities that are investment grade and may buy preferred and other convertible securities and bank loans that are investment grade.

Portfolio Composition*	% of Total
Consumer Discretionary	30.7
Energy	13.8
Financials	12.5
Telecommunication Services	12.1
Utilities	9.3
Information Technology	6.0
Health Care	4.0
Industrials	3.6
Materials	2.3
Consumer Staples	1.5
Short-Term Investments & Other	4.2

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,969.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 2012, the U.S. High Yield Bond Fund Class NAV returned +12.18%, underperforming the +13.01% return of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index.

Environment ► Late in the summer of 2011, the markets weakened on heightened fears of a disorderly collapse of the euro, potential banking failures and, at minimum, a contagious negative economic flow through to the U.S. from a recession in Europe. Subsequently, the markets have rallied almost unabated in response to central bank actions.

Aside from a few periods of volatility, risk assets have performed very well over the past year as the risk of a European collapse dissipated thanks to comments from the European Central Bank (ECB) that they intend to buy sovereign bonds. The ECB supported European banks by providing liquidity through the Long-Term Refinancing Operation program; there was also continued support by German leaders of such programs. Sustainable economic activity appears to be less important to investors than policies that promote short-term behavior and/or avoid near-term financial pain. Indeed, the markets have been inclined to perform on news of economic slowdown in hopes and anticipation of the next round of economic stimulus.

High yield bonds benefited greatly during the period. Not only supported by generally rising equity prices, high yield has also gained from low volatility and strong inflows due to a lack of other attractive fixed income opportunities. Aside from the positive technical forces, high-yield issuers are performing well at the current level of economic activity. The ability to generate cash flow and reduce overall debt and meet interest expense with significant margin has been a fundamental strength within the asset class.

The Fund performed well on a risk-adjusted basis, exhibiting less volatility than its peers. It performed nearly in line with the benchmark despite its lower-than-benchmark exposure to risk. Specifically, the Fund had less duration risk due to fewer holdings of long-dated bonds and less credit risk due to holding fewer lower-quality issues with a bias towards floating-rate, senior secured issues. The benign credit environment, tightening spreads and falling interest rates all helped absolute performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

U.S. High Yield Bond Fund Class 1 (began 10/15/05)	12.11%	8.49%	—	7.99%	50.33%	—	69.69%
U.S. High Yield Bond Fund Class NAV (began 10/15/05)	12.18%	8.54%	—	8.04%	50.62%	—	70.19%
BofA Merrill Lynch U.S. High Yield Master II Constrained
Index[3,4,5]	13.01%	9.44%	—	8.68%	56.99%	—	77.29%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the U.S. High Yield Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.
4 It is not possible to invest directly in an index.
5 Since inception returns for the index begin on the month-end closest to the actual inception date of the Fund.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 – 0.82% and Class NAV – 0.77%.

58

Value Fund

Subadviser: Invesco Advisers, Inc.
Portfolio Managers: Tom Copper and John Mazanec

INVESTMENT OBJECTIVE & POLICIES ► To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index

Sector Weighting*	% of Total
Financials	19.9
Information Technology	13.6
Consumer Discretionary	12.5
Health Care	9.1
Industrials	8.6
Materials	6.8
Energy	6.7
Utilities	6.1
Consumer Staples	5.8
Telecommunication Services	4.1
Short-Term Investments & Other	6.8

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2012, the Value Fund Class NAV returned +18.28%, outperforming the +14.80% return of the Russell Midcap Value Index.

Environment ► As the period began, reports on employment and the economy were mixed at best, and sovereign debt issues abroad weighed heavily on investors. Equity indexes sold off as uncertainty created by the first-ever downgrade to U.S. debt combined with the continuing eurozone debt crisis caused panic through October.

U.S. equity markets rebounded with a nearly uninterrupted rally throughout the winter and into the spring of 2012. However, by May, the market fell, as investors grew concerned about the possibility of a Greek exit from the European Union. Toward period end, investors gained confidence about solutions being discussed in Europe, and markets rose modestly.

The largest contributor to relative performance versus the Russell Midcap Value Index was stock selection within the Energy, Materials, Health Care and Industrials sectors. In Energy, the announcement that a holding would be acquired drove up its price. In Materials, a paint and coatings manufacturer and a chemical supplier for refineries were the top performers. In Health Care, the stock of an assisted living provider did particularly well. In Industrials, a holding rallied on news of its takeover.

In terms of detractors, weak stock selection in the Consumer Staples held back relative performance. A global beauty products provider faced a variety of challenges during the period. Stock selection in the Consumer Discretionary sector also dampened performance versus the style-specific benchmark. An office supplies distributor’s sales and earnings slumped.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2012	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Value Fund Class NAV (began 10/27/06)	18.28%	2.51%	—	4.53%	13.21%	—	29.57%
Russell Midcap Value Index[3,4]	14.80%	1.78%	—	2.58%	9.23%	—	16.03%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
4 It is not possible to invest directly in an index.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2011. For Class NAV, the net expense equals the gross expense and is 0.80%.

59

John Hancock Funds II

Shareholder Expense Example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, and Retirement 2010 Choices Portfolio, Retirement Choices 2015 Portfolio, Retirement Choices 2020 Portfolio, Retirement 2025 Choices Portfolio, Retirement 2030 Choices Portfolio, Retirement 2035 Choices Portfolio, Retirement 2040 Choices Portfolio, Retirement 2045 Choices Portfolio and Retirement Choices 2050 Portfolio (Retirement Choices Portfolios), in addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 through August 31, 2012).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2012–	Expense
	3/1/2012	8/31/2012	8/31/2012	Ratio

Active Bond Fund
Class 1 — Actual	$1,000.00	$1,042.30	$3.49	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.46	0.68%
Class NAV — Actual	1,000.00	1,041.50	3.23	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.20	0.63%

All Cap Core Fund
Class NAV — Actual	$1,000.00	$1,025.40	$4.12	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.12	0.81%

All Cap Value Fund
Class 1 — Actual	$1,000.00	$969.90	$4.27	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%
Class NAV — Actual	1,000.00	969.70	4.02	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.13	0.81%

Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	$1,007.60	$5.10	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.13	1.01%

60

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2012–	Expense
	3/1/2012	8/31/2012	8/31/2012	Ratio

Blue Chip Growth Fund
Class 1 — Actual	$1,000.00	$1,026.00	$4.18	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.17	0.82%
Class NAV — Actual	1,000.00	1,026.00	3.92	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.91	0.77%

Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$1,000.00	$3.92	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.96	0.78%
Class NAV — Actual	1,000.00	1,000.80	3.67	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.71	0.73%

Capital Appreciation Value Fund
Class NAV — Actual	$1,000.00	$1,031.30	$4.19	0.82%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.17	0.82%

Core Bond Fund
Class 1 — Actual	$1,000.00	$1,037.80	$3.48	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.46	0.68%
Class NAV — Actual	1,000.00	1,038.10	3.18	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.15	0.62%

Core Diversified Growth & Income Portfolio
Class 1 — Actual	$1,000.00	$1,021.10	$0.61	0.12%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.61	0.12%[2]

Core Fundamental Holdings Portfolio
Class 1 — Actual	$1,000.00	$1,017.40	$0.61	0.12%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.61	0.12%[2]

Core Global Diversification Portfolio
Class 1 — Actual	$1,000.00	$1,003.20	$0.76	0.15%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.76	0.15%[2]

Emerging Markets Debt Fund
Class A — Actual	$1,000.00	$1,047.10	$6.95	1.35%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.85	1.35%
Class 1 — Actual	1,000.00	1,049.00	5.05	0.98%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.98	0.98%

Equity-Income Fund
Class 1 — Actual	$1,000.00	$1,035.20	$4.25	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.22	0.83%
Class NAV — Actual	1,000.00	1,034.60	3.99	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.96	0.78%

Fundamental Global Franchise Fund
Class A — Actual[3]	$1,000.00	$1,055.00	$2.66	1.48%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.70	7.51	1.48%
Class I — Actual[3]	1,000.00	1,055.00	1.98	1.10%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.58	1.10%
Class NAV — Actual[3]	1,000.00	1,056.00	1.78	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.03	0.99%

Fundamental Value Fund
Class NAV — Actual	$1,000.00	$1,000.60	$3.97	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.01	0.79%

Global Bond Fund
Class 1 — Actual	$1,000.00	$1,051.60	$4.54	0.88%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.47	0.88%
Class NAV — Actual	1,000.00	1,050.90	4.28	0.83%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.22	0.83%

Global Real Estate Fund
Class NAV — Actual	$1,000.00	$1,078.90	$5.23	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.08	1.00%

61

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2012–	Expense
	3/1/2012	8/31/2012	8/31/2012	Ratio

Health Sciences Fund
Class NAV — Actual	$1,000.00	$1,130.40	$5.62	1.05%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.33	1.05%

Heritage Fund
Class NAV — Actual	$1,000.00	$1,002.60	$4.58	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.62	0.91%

High Income Fund
Class NAV — Actual	$1,000.00	$1,044.40	$3.85	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.81	0.75%

High Yield Fund
Class 1 — Actual	$1,000.00	$1,051.00	$3.92	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.86	0.76%
Class NAV — Actual	1,000.00	1,051.70	3.66	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.61	0.71%

International Growth Opportunities Fund
Class NAV — Actual[4]	$1,000.00	$1,027.00	$1.32	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.48	1.08%

International Growth Stock Fund
Class NAV — Actual	$1,000.00	$992.70	$4.81	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.88	0.96%

International Opportunities Fund
Class 1 — Actual	$1,000.00	$937.50	$5.11	1.05%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.33	1.05%
Class NAV — Actual	1,000.00	937.00	4.72	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.93	0.97%

International Small Cap Fund
Class 1 — Actual	$1,000.00	$951.80	$5.89	1.20%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	6.09	1.20%
Class NAV — Actual	1,000.00	952.40	5.69	1.16%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.89	1.16%

International Small Company Fund
Class NAV — Actual	$1,000.00	$940.50	$5.37	1.10%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.58	1.10%

International Value Fund
Class 1 — Actual	$1,000.00	$943.30	$4.49	0.92%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.67	0.92%
Class NAV — Actual	1,000.00	942.50	4.30	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.47	0.88%

Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$1,043.00	$3.49	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.46	0.68%
Class NAV — Actual	1,000.00	1,043.30	3.24	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.20	0.63%

Mid Cap Growth Index Fund
Class 1 — Actual	$1,000.00	$977.80	$3.23	0.65%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.30	0.65%

Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$1,001.10	$4.63	0.92%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.67	0.92%
Class NAV — Actual	1,000.00	1,001.10	4.38	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.42	0.87%

Mid Cap Value Equity Fund
Class NAV — Actual	$1,000.00	$992.60	$4.76	0.95%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.82	0.95%

62

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2012–	Expense
	3/1/2012	8/31/2012	8/31/2012	Ratio

Mid Cap Value Index Fund
Class 1 — Actual	$1,000.00	$1,005.40	$3.28	0.65%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.30	0.65%

Mid Value Fund
Class NAV — Actual	$1,000.00	$1,039.80	$5.08	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.03	0.99%

Mutual Shares Fund
Class NAV — Actual	$1,000.00	$1,025.00	$5.19	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.18	1.02%

Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$1,098.40	$4.69	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.52	0.89%

Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$1,113.90	$4.20	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.01	0.79%

Real Return Bond Fund
Class 1 — Actual	$1,000.00	$1,047.40	$4.12	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.06	0.80%
Class NAV — Actual	1,000.00	1,047.40	3.86	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.81	0.75%

Redwood Fund
Class NAV — Actual	$1,000.00	$998.10	$5.78	1.15%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.84	1.15%

Retirement Choices at 2010 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,021.90	$2.38	0.70%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.56	0.70%[2]
Class 1 — Actual	1,000.00	1,029.40	2.09	0.41%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.09	0.41%[2]

Retirement Choices at 2015 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,020.90	$2.24	0.66%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.35	0.66%[2]
Class 1 — Actual	1,000.00	1,029.30	1.99	0.39%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.98	0.39%[2]

Retirement Choices at 2020 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,016.20	$2.03	0.60%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.05	0.60%[2]
Class 1 — Actual	1,000.00	1,026.30	1.78	0.35%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.78	0.35%[2]

Retirement Choices at 2025 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,011.60	$1.86	0.55%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.80	0.55%[2]
Class 1 — Actual	1,000.00	1,022.60	1.58	0.31%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.58	0.31%[2]

Retirement Choices at 2030 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,007.10	$1.75	0.52%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.64	0.52%[2]
Class 1 — Actual	1,000.00	1,019.00	1.42	0.28%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.42	0.28%[2]

Retirement Choices at 2035 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,005.30	$1.65	0.49%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.49	0.49%[2]
Class 1 — Actual	1,000.00	1,017.20	1.37	0.27%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.37	0.27%[2]

63

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2012–	Expense
	3/1/2012	8/31/2012	8/31/2012	Ratio

Retirement Choices at 2040 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,005.30	$1.65	0.49%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.49	0.49%[2]
Class 1 — Actual	1,000.00	1,016.30	1.32	0.26%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.32	0.26%[2]

Retirement Choices at 2045 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,004.50	$1.65	0.49%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.49	0.49%[2]
Class 1 — Actual	1,000.00	1,016.30	1.32	0.26%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.32	0.26%[2]

Retirement Choices at 2050 Portfolio
Class R4 — Actual[5]	$1,000.00	$1,006.00	$1.62	0.48%[2]
Class R4 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.44	0.48%[2]
Class 1 — Actual	1,000.00	1,017.90	1.32	0.26%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.32	0.26%[2]

Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$1,009.40	$3.18	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.20	0.63%

Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$986.20	$5.59	1.12%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.69	1.12%

Small Cap Opportunities Fund
Class 1 — Actual	$1,000.00	$996.50	$5.17	1.03%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.23	1.03%
Class NAV — Actual	1,000.00	996.90	4.92	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.98	0.98%

Small Cap Value Fund
Class NAV — Actual	$1,000.00	$1,006.10	$5.60	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.64	1.11%

Small Company Growth Fund
Class NAV — Actual	$1,000.00	$991.30	$5.41	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.48	1.08%

Small Company Value Fund
Class 1 — Actual	$1,000.00	$990.50	$5.40	1.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.48	1.08%
Class NAV — Actual	1,000.00	990.80	5.15	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.23	1.03%

Smaller Company Growth Fund
Class NAV — Actual	$1,000.00	$988.00	$5.05	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.13	1.01%

Spectrum Income Fund
Class NAV — Actual	$1,000.00	$1,035.10	$3.89	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.86	0.76%

Strategic Equity Allocation Fund
Class NAV — Actual[6]	$1,000.00	$1,021.00	$1.99	0.51%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.59	0.51%

Total Return Fund
Class 1 — Actual	$1,000.00	$1,045.30	$3.96	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.91	0.77%
Class NAV — Actual	1,000.00	1,045.60	3.70	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.66	0.72%

U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$1,047.20	$4.22	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.17	0.82%
Class NAV — Actual	1,000.00	1,047.50	3.96	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.91	0.77%

64

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2012–	Expense
	3/1/2012	8/31/2012	8/31/2012	Ratio

Value Fund
Class NAV — Actual	$1,000.00	$1,011.10	$3.99	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.01	0.79%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Fund	Range

Core Diversified Growth & Income Portfolio	0.33% – 0.63%
Core Fundamental Holdings Portfolio	0.33% – 0.63%
Core Global Diversification Portfolio	0.33% – 0.63%
Retirement Choices Portfolios	0.10% – 0.63%

3 The inception date for Fundamental Global Franchise Fund is 6-29-12. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (64), and divided by 366 (to reflect the period).

4 The inception date for International Growth Opportunities Fund is 7-19-12. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (44), and divided by 366 (to reflect the period).

5 The inception date for Class R4 shares is 5-1-12. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (123), and divided by 366 (to reflect the period).

6 The inception date for Strategic Equity Allocation Fund is 4-13-12. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (141), and divided by 366 (to reflect the period).

65

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 34.8%
U.S. Government - 6.8%
U.S. Treasury Bonds
3.000%, 05/15/2042	$17,085,000	18,286,281
4.375%, 05/15/2041	1,260,000	1,717,341
U.S. Treasury Notes
0.875%, 04/30/2017	985,000	999,929
1.000%, 03/31/2017	5,000,000	5,106,250
1.250%, 01/31/2019	4,000,000	4,090,936
1.375%, 02/28/2019	2,000,000	2,060,000
1.500%, 07/31/2016 to 03/31/2019	16,740,000	17,408,195
1.625%, 08/15/2022	42,901,000	43,182,516
2.000%, 11/15/2021	5,000,000	5,246,875
2.125%, 08/15/2021	915,000	972,902
2.375%, 05/31/2018	3,700,000	4,037,625
2.625%, 11/15/2020	500,000	554,375
3.125%, 05/15/2021	4,870,000	5,597,456
U.S. Treasury Strips, PO
6.837%, 11/15/2030	4,715,000	2,966,631

		112,227,312
U.S. Government Agency - 28.0%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	4,345,000	4,506,882
3.000%, 08/01/2042 (C)	2,635,000	2,727,466
3.500%, 05/01/2042 (C)	3,256,903	3,471,019
3.500%, 06/01/2042	21,989,037	23,448,385
5.000%, 03/01/2041 to 04/01/2041	8,078,456	8,973,387
6.500%, 06/01/2037 to 09/01/2039	4,975,050	5,579,112
Federal National Mortgage Association
2.423%, 01/01/2036 (P)	522,472	559,782
2.428%, 05/01/2035 (P)	807,998	857,724
2.435%, 04/01/2042 (P)	1,461,184	1,527,996
2.682%, 04/01/2036 (P)	222,258	234,048
2.871%, 07/01/2033 (P)	1,026	1,101
3.000%, TBA (C)	7,000,000	7,263,689
3.000%, 09/01/2042 (C)	9,120,000	9,470,317
3.500%, TBA (C)	$33,000,000	34,990,309
3.500%, 06/01/2042	4,493,775	4,800,617
4.000%, TBA (C)	61,500,000	65,938,206
4.000%, 11/01/2040 to 04/01/2042	21,984,788	23,797,440
4.375%, 03/15/2013	20,000	20,443
4.500%, 06/01/2040 to 04/01/2042	82,820,743	89,882,229
4.500%, 02/01/2041 (C)	20,248,363	21,946,535
5.000%, TBA (C)	11,000,000	12,014,061
5.000%, 05/01/2018 to 04/01/2041	42,106,461	46,301,508
5.000%, 04/01/2041 (C)	10,713,752	11,734,906
5.500%, 02/01/2018 to 03/01/2039	40,650,942	44,691,221
5.500%, 02/01/2036 (C)	2,464,186	2,707,910
6.000%, 09/01/2022 to 02/01/2037	11,310,892	12,549,096
6.000%, 11/01/2038 (C)	546,988	601,729
6.250%, 05/15/2029	157,000	231,158
6.500%, 02/01/2036 to 06/01/2039	8,579,089	9,653,068
7.000%, 12/01/2012 to 06/01/2032	13,611	15,479
7.500%, 09/01/2029 to 08/01/2031	2,514	2,947
Government National
Mortgage Association
4.000%, TBA (C)	7,500,000	8,226,563
5.000%, 04/15/2035	40,686	45,191
5.500%, 03/15/2035	34,436	38,520
6.000%, 03/15/2033 to 06/15/2033	17,264	19,523
6.500%, 09/15/2028 to 08/15/2031	3,434	3,930
7.000%, 04/15/2029	1,589	1,841

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
8.000%, 10/15/2026		$1,339	$1,575

			458,836,913

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $557,991,023)			$571,064,225

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,510,000	1,238,200
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	15,167
5.830%, 12/31/2033 (P)		72,870	18,380
12/15/2035 (I)		393,449	11,162

			1,282,909
Honduras - 0.0%
Central American Bank for Economic
Integration
6.750%, 04/15/2013 (S)		$12,000	12,400
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	17,733
Mexico - 0.0%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	34,934
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	9,786
9.375%, 04/01/2029		1,000	1,720

			11,506

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,605,382)			$1,359,482

CORPORATE BONDS - 37.1%
Consumer Discretionary - 4.0%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		1,030,000	1,089,225
AMC Entertainment, Inc.
8.750%, 06/01/2019		435,000	476,325
American Standard Americas
10.750%, 01/15/2016 (S)		450,000	400,500
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	704,234
AutoNation, Inc.
5.500%, 02/01/2020		$1,140,000	1,209,825
6.750%, 04/15/2018		540,000	606,150
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,700,000	1,831,750
Cablevision Systems Corp.
8.625%, 09/15/2017		320,000	366,400
CBS Corp.
7.875%, 07/30/2030		1,555,000	2,112,066
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,185,900
CCO Holdings LLC
8.125%, 04/30/2020		325,000	365,625
Cinemark USA, Inc.
7.375%, 06/15/2021		470,000	525,225

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cinemark USA, Inc. (continued)
8.625%, 06/15/2019	$420,000	$470,400
Comcast Corp.
6.550%, 07/01/2039	1,000,000	1,331,474
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)	1,290,000	1,283,550
COX Communications, Inc.
4.625%, 06/01/2013	340,000	350,144
5.450%, 12/15/2014	218,000	239,982
CSC Holdings LLC
7.875%, 02/15/2018	890,000	1,019,050
Darden Restaurants, Inc.
6.800%, 10/15/2037	835,000	1,013,555
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	680,000	714,000
DR Horton, Inc.
4.750%, 05/15/2017	925,000	974,719
Exide Technologies
8.625%, 02/01/2018	1,090,000	892,438
Expedia, Inc.
5.950%, 08/15/2020	1,285,000	1,407,957
Ford Motor Credit Company LLC
4.207%, 04/15/2016 (S)	1,955,000	2,045,104
5.000%, 05/15/2018	1,445,000	1,555,462
8.000%, 12/15/2016	1,285,000	1,536,162
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,390,000	1,501,200
Grupo Televisa SAB
6.625%, 01/15/2040	755,000	976,574
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,025,078
Hillman Group, Inc.
10.875%, 06/01/2018	1,093,000	1,177,708
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	830,000	890,446
6.000%, 05/05/2015 (S)	1,030,000	1,136,189
Hyva Global BV
8.625%, 03/24/2016 (S)	725,000	623,500
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,340,000	1,326,600
Kia Motors Corp.
3.625%, 06/14/2016 (S)	765,000	795,132
Landry’s, Inc.
9.375%, 05/01/2020 (S)	720,000	761,400
Levi Strauss & Company
7.625%, 05/15/2020	1,535,000	1,636,694
Limited Brands, Inc.
6.625%, 04/01/2021	825,000	924,000
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	771,000	709,320
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,140,000	1,228,746
Marina District Finance Company, Inc.
9.500%, 10/15/2015 (L)	1,005,000	994,950
MGM Resorts International
8.625%, 02/01/2019 (S)	1,120,000	1,192,800
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,330,000	1,629,262
6.400%, 12/15/2035	430,000	532,320
6.650%, 11/15/2037	865,000	1,110,022
6.750%, 01/09/2038	2,000	2,307
7.750%, 12/01/2045	9,000	12,238

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
QVC, Inc.
5.125%, 07/02/2022 (S)	$270,000	$281,475
Regal Cinemas Corp.
8.625%, 07/15/2019	270,000	300,375
Regal Entertainment Group
9.125%, 08/15/2018	275,000	306,625
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	445,000	471,700
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,005,000	1,041,009
7.750%, 10/01/2017 (S)	795,000	874,500
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,190,000	1,029,350
Target Corp.
7.000%, 01/15/2038	500,000	745,395
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,157,509
5.500%, 09/01/2041	1,450,000	1,643,601
6.550%, 05/01/2037	550,000	687,644
6.750%, 07/01/2018	2,035,000	2,546,556
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	45,199
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	771,088
Time Warner, Inc.
7.625%, 04/15/2031	9,000	12,233
Toys R Us Property Company II LLC
8.500%, 12/01/2017	275,000	297,688
Toys R Us, Inc.
10.375%, 08/15/2017 (S)	265,000	265,331
UBM PLC
5.750%, 11/03/2020 (S)	630,000	654,752
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,809,314
6.875%, 04/30/2036	760,000	1,020,217
Visteon Corp.
6.750%, 04/15/2019	720,000	731,700
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	136,676	80,757
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	105,000	109,988
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)	1,400,000	1,547,000
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	487,950
6.875%, 11/15/2037	965,000	1,321,632

		66,134,296
Consumer Staples - 1.4%
Ajecorp BV
6.500%, 05/14/2022 (S)	865,000	903,925
Alliance One International, Inc.
10.000%, 07/15/2016	2,045,000	2,078,231
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	14,569
Bunge, Ltd. Finance Corp.
5.100%, 07/15/2015	345,000	369,260
8.500%, 06/15/2019	1,205,000	1,522,028
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	856,782
Corp. Lindley SA
6.750%, 11/23/2021 (S)	300,000	334,500
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	760,000	817,000

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Caremark Corp.
6.125%, 08/15/2016	$515,000	$610,324
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	349,141	466,142
General Mills, Inc.
5.650%, 09/10/2012	421,000	421,235
5.700%, 02/15/2017	245,000	292,981
Kraft Foods Group, Inc.
6.125%, 08/23/2018 (S)	429,000	527,123
Kraft Foods, Inc.
6.125%, 02/01/2018	151,000	183,755
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,212,881
Nabisco, Inc.
7.550%, 06/15/2015	229,000	269,648
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	309,239
Revlon Consumer Products Corp.
9.750%, 11/15/2015	940,000	996,400
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019	1,140,000	1,158,525
9.875%, 08/15/2019	960,000	1,015,200
Rite Aid Corp.
9.250%, 03/15/2020	2,150,000	2,209,125
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	590,411
Safeway, Inc.
7.250%, 02/01/2031	680,000	713,548
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	219,891
TESCO PLC
6.150%, 11/15/2037 (S)	570,000	708,243
The Clorox Company
5.000%, 03/01/2013	600,000	613,226
5.950%, 10/15/2017	500,000	595,898
The Kroger Company
6.800%, 12/15/2018	920,000	1,128,413
7.000%, 05/01/2018	580,000	700,342
Yankee Candle Company, Inc.
8.500%, 02/15/2015	34,000	34,553
YCC Holdings LLC, PIK
10.250%, 02/15/2016	1,110,000	1,155,788

		23,029,186
Energy - 5.5%
Afren PLC
10.250%, 04/08/2019 (S)	710,000	781,000
11.500%, 02/01/2016 (S)	1,400,000	1,568,000
Alpha Natural Resources, Inc.
6.000%, 06/01/2019 (L)	305,000	274,500
6.250%, 06/01/2021 (L)	665,000	595,175
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,399,151
8.700%, 03/15/2019	500,000	665,196
Apache Corp.
6.900%, 09/15/2018	455,000	588,950
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	525,000	475,125
7.250%, 06/15/2021 (L)	1,130,000	1,019,825
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,001,500
BJ Services Company
6.000%, 06/01/2018	880,000	1,088,498
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,161,603

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
BreitBurn Energy Partners LP
7.875%, 04/15/2022 (S)	$415,000	$423,300
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,108,635
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,416,857
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,884
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,321,079
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,538,263
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,107,116
5.625%, 01/15/2014	400,000	426,763
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,543,262
DTEK Finance BV
9.500%, 04/28/2015 (S)	450,000	441,000
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	546,456
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	723,693
7.500%, 04/15/2038	600,000	804,978
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,179,716
Energy Transfer Partners LP
5.200%, 02/01/2022	1,850,000	2,037,686
6.500%, 02/01/2042	2,000,000	2,273,110
6.700%, 07/01/2018	1,700,000	2,015,233
9.700%, 03/15/2019	1,230,000	1,589,535
Enersis SA
7.375%, 01/15/2014	12,000	12,805
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	519,699
6.125%, 10/15/2039	1,000,000	1,190,091
6.300%, 09/15/2017	820,000	992,439
6.875%, 03/01/2033	209,000	268,180
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,851,200
EP Energy LLC
7.750%, 09/01/2022 (S)	365,000	365,913
EV Energy Partners LP
8.000%, 04/15/2019	1,010,000	1,042,825
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)	1,090,000	1,100,900
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,706,439
Kerr-McGee Corp.
6.950%, 07/01/2024	1,750,000	2,245,131
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,075,243
5.800%, 03/15/2035	208,000	232,569
7.300%, 08/15/2033	212,000	268,196
7.750%, 03/15/2032	480,000	625,043
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,450,000	1,431,875
8.625%, 04/15/2020	555,000	599,400
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	993,062
MarkWest Energy Partners LP
6.500%, 08/15/2021	1,220,000	1,308,450

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Nabors Industries, Inc.
5.000%, 09/15/2020	$3,000,000	$3,263,631
Newfield Exploration Company
5.750%, 01/30/2022	885,000	969,075
Nexen, Inc.
5.875%, 03/10/2035	212,000	245,208
6.400%, 05/15/2037	2,625,000	3,277,764
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,395,184
5.250%, 03/15/2042	500,000	537,297
6.200%, 08/01/2040	500,000	585,015
NuStar Logistics LP
4.750%, 02/01/2022	2,000,000	1,815,108
6.050%, 03/15/2013	248,000	252,948
7.900%, 04/15/2018	1,235,000	1,383,661
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)	1,200,000	1,326,000
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,490,035
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	820,000	834,350
Petro-Canada
6.050%, 05/15/2018	396,000	482,742
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	710,000	795,200
Precision Drilling Corp.
6.625%, 11/15/2020	695,000	729,750
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,945,000	2,343,863
6.750%, 02/15/2032	511,000	622,368
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	929,753
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,359,888
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	710,000	741,950
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	796,390
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	517,300
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,840,000	1,956,557
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,158,140
6.375%, 12/15/2021	500,000	602,725
6.800%, 03/15/2038	2,000,000	2,493,616
Transportadora de Gas Internacional SA
ESP
5.700%, 03/20/2022 (S)	765,000	807,075
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	565,000	607,375
Weatherford International, Inc.
6.800%, 06/15/2037	340,000	378,303
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,187,471
Williams Partners LP
7.250%, 02/01/2017	1,806,000	2,188,103

		91,030,394
Financials - 13.8%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,115,000	1,133,769

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Affinion Group Holdings, Inc.
11.625%, 11/15/2015	$710,000	$468,600
Aflac, Inc.
8.500%, 05/15/2019	1,170,000	1,571,504
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	375,000	386,738
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	490,000	568,209
American Express Bank FSB
6.000%, 09/13/2017	805,000	974,618
American Express Company
7.000%, 03/19/2018	305,000	387,050
American International Group, Inc.
3.800%, 03/22/2017	1,680,000	1,778,223
4.875%, 06/01/2022	675,000	736,247
5.850%, 01/16/2018	1,100,000	1,261,003
6.400%, 12/15/2020	1,500,000	1,783,616
8.250%, 08/15/2018	680,000	858,023
Aon Corp.
8.205%, 01/01/2027	820,000	994,665
Assurant, Inc.
5.625%, 02/15/2014	209,000	218,406
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,750,773
AXA SA
8.600%, 12/15/2030	820,000	939,533
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	355,000	302,194
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	895,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	540,000	567,000
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,243
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,302,264
5.000%, 05/13/2021	2,000,000	2,151,050
5.625%, 07/01/2020	1,000,000	1,109,335
5.650%, 05/01/2018	1,000,000	1,117,340
5.700%, 01/24/2022	1,500,000	1,697,423
5.750%, 12/01/2017	849,000	949,394
6.500%, 08/01/2016	840,000	958,028
7.625%, 06/01/2019	685,000	836,956
Bank of America NA
5.300%, 03/15/2017	385,000	419,093
6.000%, 10/15/2036	880,000	993,618
Bank of Ceylon
6.875%, 05/03/2017 (S)	775,000	806,000
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,735,000	1,839,876
10.179%, 06/12/2021 (S)	675,000	844,628
BB&T Corp.
3.200%, 03/15/2016	500,000	536,574
Boston Properties LP
3.700%, 11/15/2018	1,577,000	1,673,180
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	645,000	694,188
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,638,261
7.500%, 05/15/2015	990,000	1,115,460
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,623,405

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Camden Property Trust
5.000%, 06/15/2015	$216,000	$235,278
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,061,503
4.750%, 07/15/2021	1,500,000	1,683,834
6.150%, 09/01/2016	1,670,000	1,878,072
6.750%, 09/15/2017	550,000	672,446
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,042,500
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,454,640
4.500%, 01/14/2022	2,000,000	2,115,252
5.375%, 08/09/2020	2,000,000	2,237,992
5.850%, 12/11/2034	970,000	1,108,877
CNA Financial Corp.
6.500%, 08/15/2016	1,700,000	1,956,261
7.250%, 11/15/2023	1,420,000	1,690,770
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	970,000	1,060,938
Colonial Realty LP
6.250%, 06/15/2014	211,000	223,592
CommonWealth REIT
6.250%, 06/15/2017	275,000	301,846
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	220,436
CubeSmart LP
4.800%, 07/15/2022	800,000	843,874
DDR Corp.
7.500%, 04/01/2017	2,555,000	2,990,906
Discover Bank
7.000%, 04/15/2020	695,000	817,950
Discover Financial Services
5.200%, 04/27/2022 (S)	1,600,000	1,701,805
Dresdner Bank AG
7.250%, 09/15/2015	281,000	291,642
Entertainment Properties Trust
7.750%, 07/15/2020	920,000	1,025,518
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,872,013
5.750%, 06/15/2017	775,000	913,179
First Horizon National Corp.
5.375%, 12/15/2015	930,000	994,672
General Electric Capital Corp.
0.914%, 08/15/2036 (P)	1,570,000	1,158,939
4.375%, 09/16/2020	885,000	983,039
5.300%, 02/11/2021	485,000	558,449
5.450%, 01/15/2013	261,000	265,736
5.625%, 05/01/2018	1,335,000	1,581,194
5.875%, 01/14/2038	305,000	370,864
6.000%, 08/07/2019	970,000	1,178,079
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	2,000,000	2,184,480
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	627,900
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	2,185,000	1,758,925
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,875,000	2,005,667

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	$8,000	$8,214
5.125%, 04/15/2022	474,000	509,784
5.500%, 03/30/2020	1,325,000	1,447,023
6.000%, 01/15/2019	581,000	646,911
6.625%, 03/30/2040	1,060,000	1,189,670
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
11/01/2013 (Q)(S)	22,000	12,741
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,302,110
Health Care REIT, Inc.
4.700%, 09/15/2017	500,000	540,997
4.950%, 01/15/2021	575,000	622,675
6.000%, 11/15/2013	215,000	226,832
6.125%, 04/15/2020	1,805,000	2,098,980
6.200%, 06/01/2016	470,000	532,844
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,098,642
6.500%, 01/17/2017	1,162,000	1,305,233
Host Hotels & Resorts LP
5.250%, 03/15/2022 (S)	1,155,000	1,234,406
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,310,000	1,325,742
5.750%, 11/16/2020 (S)	1,080,000	1,105,169
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	421,575
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	747,500
Jefferies Group, Inc.
5.125%, 04/13/2018	1,100,000	1,119,250
6.875%, 04/15/2021	570,000	605,625
8.500%, 07/15/2019	965,000	1,102,513
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,058,771
4.250%, 10/15/2020	1,810,000	1,991,842
4.500%, 01/24/2022	1,300,000	1,444,587
6.000%, 01/15/2018	2,385,000	2,849,581
6.300%, 04/23/2019	1,267,000	1,547,068
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,521,350
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	670,303
Liberty Mutual Group, Inc.
4.950%, 05/01/2022 (S)	684,000	715,868
6.500%, 05/01/2042 (S)	855,000	929,412
7.800%, 03/15/2037 (S)	1,870,000	1,979,863
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,682,417
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,160,792
8.750%, 07/01/2019	1,820,000	2,356,207
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,662,000	2,568,830
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	685,107
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	645,000	665,672
Markel Corp.
5.350%, 06/01/2021	1,500,000	1,624,614

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	$1,935,000	$2,257,377
7.750%, 05/14/2038	740,000	896,642
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,652,934
5.125%, 04/10/2013 (S)	405,000	415,942
Moody’s Corp.
4.500%, 09/01/2022	825,000	858,474
Morgan Stanley
0.905%, 10/18/2016 (P)	830,000	747,229
5.500%, 07/24/2020 to 07/28/2021	3,950,000	4,055,641
5.550%, 04/27/2017	2,465,000	2,616,363
5.625%, 09/23/2019	1,000,000	1,035,330
5.750%, 01/25/2021	1,835,000	1,896,102
5.950%, 12/28/2017	290,000	310,311
6.000%, 04/28/2015	1,000,000	1,065,358
6.375%, 07/24/2042	1,245,000	1,263,121
6.625%, 04/01/2018	140,000	154,630
7.300%, 05/13/2019	1,390,000	1,568,569
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	880,925
6.875%, 05/01/2021	680,000	739,500
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)	915,000	1,005,300
10.875%, 04/01/2015	1,555,000	1,698,838
Nelnet, Inc.
3.835%, 09/29/2036 (P)	1,420,000	1,149,520
Nordea Bank AB
3.125%, 03/20/2017 (S)	2,200,000	2,286,750
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	977,716
ProLogis LP
4.500%, 08/15/2017	1,410,000	1,517,656
6.250%, 03/15/2017	2,380,000	2,723,087
7.625%, 08/15/2014	760,000	836,741
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	239,388
5.375%, 06/21/2020	700,000	809,293
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,370,000	1,383,700
Rabobank Nederland NV
3.375%, 01/19/2017	705,000	745,870
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,987,000	2,573,165
Realogy Corp.
7.875%, 02/15/2019 (S)	470,000	484,100
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,416,621
5.950%, 09/15/2016	560,000	637,382
Reckson Operating Partnership LP
6.000%, 03/31/2016	1,500,000	1,604,865
Regions Financial Corp.
7.750%, 11/10/2014	1,140,000	1,262,778
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	311,984
Sberbank of Russia
6.125%, 02/07/2022 (S)	800,000	875,040
Simon Property Group LP
5.750%, 12/01/2015	530,000	597,373
SL Green Realty Corp.
7.750%, 03/15/2020	1,335,000	1,567,169

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	$663,000	$682,890
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,061,230
Svenska Handelsbanken AB
2.875%, 04/04/2017	1,485,000	1,546,826
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	380,775
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	580,350
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,795,000	2,487,249
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,325,000	1,653,108
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,010,700
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,810,000	1,916,338
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	150,000	159,750
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	745,000	792,671
5.375%, 03/15/2020	1,000,000	1,078,270
5.500%, 11/15/2014	447,000	480,291
5.750%, 01/24/2022	3,110,000	3,434,031
5.950%, 01/18/2018	750,000	843,728
6.000%, 05/01/2014	645,000	688,596
6.150%, 04/01/2018	3,030,000	3,445,671
6.750%, 10/01/2037	1,750,000	1,824,520
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	406,767
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	640,570
UBS AG
7.625%, 08/17/2022	1,370,000	1,381,479
Unum Group
7.125%, 09/30/2016	990,000	1,152,932
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,270,000	1,417,975
USB Realty Corp.
1.602%, 01/15/2017 (P)(Q)(S)	1,125,000	945,281
Ventas Realty LP
4.000%, 04/30/2019	1,060,000	1,126,950
4.750%, 06/01/2021	2,015,000	2,213,578
Vornado Realty LP
4.250%, 04/01/2015	2,170,000	2,294,855
5.000%, 01/15/2022	1,250,000	1,366,835
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	750,000	753,730
W.R. Berkley Corp.
5.600%, 05/15/2015	915,000	986,546
6.150%, 08/15/2019	14,000	15,706
Wachovia Bank NA
5.850%, 02/01/2037	1,055,000	1,310,540
Wachovia Corp.
5.750%, 06/15/2017	1,060,000	1,265,034

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
WCI Finance LLC
5.400%, 10/01/2012 (S)	$610,000	$611,892
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,087,191
6.750%, 09/02/2019 (S)	810,000	971,789
Weyerhaeuser Company
7.375%, 03/15/2032	1,865,000	2,251,003
Willis Group Holdings PLC
5.750%, 03/15/2021	2,315,000	2,586,927
Willis North America, Inc.
7.000%, 09/29/2019	1,315,000	1,572,394

		227,158,027
Health Care - 1.0%
Alere, Inc.
7.875%, 02/01/2016	940,000	981,125
8.625%, 10/01/2018	620,000	640,150
Allergan, Inc.
5.750%, 04/01/2016	400,000	465,492
BioScrip, Inc.
10.250%, 10/01/2015	630,000	680,400
Catalent Pharma Solutions, Inc.
9.500%, 04/15/2015	953,137	976,965
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,111,850
6.150%, 11/15/2036	500,000	605,228
Community Health Systems, Inc.
7.125%, 07/15/2020	420,000	439,950
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	455,243
Covidien International Finance SA
6.000%, 10/15/2017	610,000	742,042
Endo Health Solutions, Inc.
7.250%, 01/15/2022	1,148,000	1,247,015
HCA, Inc.
7.500%, 02/15/2022	1,185,000	1,318,313
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,360,000	1,708,025
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	230,995
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,240,000	1,244,650
Teva Pharmaceutical
Finance Company LLC
5.550%, 02/01/2016	170,000	193,801
6.150%, 02/01/2036	170,000	228,160
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	229,278
5.375%, 03/15/2016	15,000	17,217
5.800%, 03/15/2036	115,000	140,641
Valeant Pharmaceuticals International, Inc.
6.875%, 12/01/2018 (S)	765,000	805,163
WellPoint, Inc.
5.000%, 12/15/2014	208,000	225,447
6.375%, 06/15/2037	415,000	514,948
Wyeth LLC
5.500%, 03/15/2013	670,000	688,389

		15,890,487
Industrials - 3.3%
Air Lease Corp.
5.625%, 04/01/2017 (S)	290,000	289,275
Aircastle, Ltd.
6.750%, 04/15/2017	435,000	469,800
7.625%, 04/15/2020	430,000	476,225

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	$428,273	$453,969
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,674,966	1,691,715
Avis Budget Car Rental LLC
8.250%, 01/15/2019 (S)	340,000	367,200
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	686,250
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	1,051,930
5.500%, 03/15/2016	405,000	467,161
7.150%, 02/15/2019	450,000	592,820
Coleman Cable, Inc.
9.000%, 02/15/2018	825,000	874,500
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	776,308	839,421
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	387,513	408,826
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	396,729	430,967
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	68,620	70,336
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,386,243	1,517,936
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	362,651	382,597
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	640,000	652,800
CSX Corp.
7.375%, 02/01/2019	727,000	934,324
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	2,020,919	2,192,697
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	2,022,631	2,209,724
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	289,698	316,495
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	870,404	937,861
Ducommun, Inc.
9.750%, 07/15/2018	170,000	177,863
Eaton Corp.
4.900%, 05/15/2013	450,000	463,243
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	1,005,700
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	375,000	383,438
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	253,200
General Electric Company
5.000%, 02/01/2013	247,000	251,545
Georgian Railway JSC
7.750%, 07/11/2022 (S)	360,000	396,331

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)	$625,000	$648,438
HD Supply, Inc.
8.125%, 04/15/2019 (S)	560,000	607,600
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	1,220,000	1,320,650
Iron Mountain, Inc.
5.750%, 08/15/2024	930,000	939,300
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	890,000	947,850
Masco Corp.
5.850%, 03/15/2017	705,000	743,469
7.125%, 03/15/2020	840,000	959,101
Navios South American Logistics, Inc.
9.250%, 04/15/2019	1,305,000	1,207,125
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	391,686	404,416
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	733,230	780,890
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	995,000	1,089,525
7.000%, 04/21/2020 (S)	685,000	770,625
7.500%, 09/14/2015 (Q)(S)	620,000	657,200
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,201,503
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	1,365,000	1,384,694
Steelcase, Inc.
6.375%, 02/15/2021	1,350,000	1,454,477
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	3,735,000	3,062,700
Textron, Inc.
5.600%, 12/01/2017	1,076,000	1,192,253
7.250%, 10/01/2019	710,000	840,666
The Hertz Corp.
6.750%, 04/15/2019	1,705,000	1,790,250
6.750%, 04/15/2019 (S)	180,000	189,000
Tutor Perini Corp.
7.625%, 11/01/2018	830,000	846,600
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	560,860
6.550%, 10/01/2017	730,000	882,578
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	251,175	289,479
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	928,892	1,063,582
Union Pacific Corp.
4.163%, 07/15/2022	686,000	779,580
United Air Lines 2007-1 Class C Pass
Through Trust
2.984%, 07/02/2014 (P)	2,101,658	2,033,354
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	846,576	893,138
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	530,000	559,150
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,170,000	1,325,025

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	$1,285,000	$1,464,900

		54,136,127
Information Technology - 0.3%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,560,000	1,638,000
Hewlett-Packard Company
4.375%, 09/15/2021	770,000	770,105
Science Applications International Corp.
5.500%, 07/01/2033	825,000	882,814
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,154,779

		4,445,698
Materials - 2.8%
Alcoa, Inc.
5.400%, 04/15/2021	970,000	1,002,095
5.720%, 02/23/2019	150,000	160,919
5.870%, 02/23/2022	650,000	689,544
Allegheny Technologies, Inc.
5.950%, 01/15/2021	390,000	426,082
9.375%, 06/01/2019	760,000	980,678
American Gilsonite Company
11.500%, 09/01/2017 (S)	930,000	950,925
American Pacific Corp.
9.000%, 02/01/2015	630,000	644,175
ArcelorMittal
5.750%, 03/01/2021 (L)	1,000,000	949,311
6.500%, 02/25/2022 (L)	1,000,000	971,857
10.100%, 06/01/2019	875,000	997,948
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	760,000	704,900
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,760,000	1,993,200
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	560,000	611,800
CF Industries, Inc.
6.875%, 05/01/2018	515,000	623,150
7.125%, 05/01/2020	685,000	850,256
Commercial Metals Company
7.350%, 08/15/2018	820,000	854,850
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	725,000	757,625
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	209,000	218,559
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,112,243
Edgen Murray Corp.
12.250%, 01/15/2015	610,000	648,125
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	1,620,000	1,511,850
8.250%, 11/01/2019 (S)	425,000	422,875
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,450,000	1,705,361
7.250%, 06/01/2028	490,000	617,354
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	977,092
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	770,000	791,175
International Paper Company
9.375%, 05/15/2019	1,025,000	1,389,950
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	449,900

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
LyondellBasell Industries NV
5.000%, 04/15/2019	$650,000	$689,000
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,120,000	1,146,019
Metinvest BV
8.750%, 02/14/2018 (S)	1,170,000	1,089,563
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)	1,400,000	1,414,000
Polymer Group, Inc.
7.750%, 02/01/2019	275,000	294,938
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	414,100
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,105,000	1,135,388
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	6,000	6,622
Severstal Columbus LLC
10.250%, 02/15/2018	225,000	231,750
SunCoke Energy, Inc.
7.625%, 08/01/2019	645,000	651,450
Teck Resources, Ltd.
10.750%, 05/15/2019	254,000	308,610
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	1,115,000	1,165,175
Temple-Inland, Inc.
6.625%, 01/15/2018	1,910,000	2,305,620
The Dow Chemical Company
4.125%, 11/15/2021	1,700,000	1,862,561
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	752,450
Vale Overseas, Ltd.
6.875%, 11/10/2039 (L)	860,000	1,020,761
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,070,059
Vulcan Materials Company
7.500%, 06/15/2021	310,000	344,875
Westvaco Corp.
7.950%, 02/15/2031	1,905,000	2,471,454
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	1,500,000	1,568,774
4.950%, 11/15/2021 (S)	1,100,000	1,170,682

		45,127,650
Telecommunication Services - 2.4%
American Tower Corp.
4.700%, 03/15/2022	1,200,000	1,299,290
5.900%, 11/01/2021	1,500,000	1,747,442
AT&T, Inc.
5.100%, 09/15/2014	16,000	17,431
5.350%, 09/01/2040	257,000	308,927
5.550%, 08/15/2041	800,000	996,128
5.600%, 05/15/2018	500,000	613,477
5.625%, 06/15/2016	12,000	14,079
6.300%, 01/15/2038	500,000	652,901
6.450%, 06/15/2034	580,000	756,488
BellSouth Corp.
6.000%, 11/15/2034	820,000	952,641
6.550%, 06/15/2034	420,000	511,715
CenturyLink, Inc.
5.800%, 03/15/2022	1,395,000	1,494,783
6.450%, 06/15/2021	830,000	926,873
7.600%, 09/15/2039	1,850,000	1,913,679
7.650%, 03/15/2042	1,000,000	1,043,886
Cincinnati Bell, Inc.
8.750%, 03/15/2018	875,000	883,750

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		$2,000,000	$2,152,294
4.883%, 08/15/2020 (S)		1,845,000	2,041,574
6.113%, 01/15/2020 (S)		1,330,000	1,573,836
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,077,045
8.750%, 06/15/2030		227,000	334,932
Digicel, Ltd.
7.000%, 02/15/2020 (S)		320,000	318,400
Embarq Corp.
7.995%, 06/01/2036		2,082,000	2,305,282
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,660,000	1,751,627
7.628%, 06/15/2016 (S)		795,000	804,836
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		2,120,000	2,224,946
Nextel Communications, Inc.
7.375%, 08/01/2015		613,000	616,065
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,950,000	1,002,426
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	1,027,178
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,238,021
5.101%, 04/17/2017 (S)		940,000	1,048,178
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	814,500
8.750%, 03/15/2032		685,000	691,850
Telecom Italia Capital SA
7.200%, 07/18/2036		960,000	864,000
Verizon Communications, Inc.
6.100%, 04/15/2018		910,000	1,136,950
6.900%, 04/15/2038		450,000	638,933
West Corp.
11.000%, 10/15/2016		1,065,000	1,110,263

			38,906,626
Utilities - 2.6%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)		1,255,000	1,373,173
American Electric Power Company, Inc.
5.250%, 06/01/2015		210,000	231,666
American Water Capital Corp.
6.085%, 10/15/2017		600,000	714,171
Appalachian Power Company
5.800%, 10/01/2035		39,000	47,466
7.000%, 04/01/2038		425,000	588,993
Arizona Public Service Company
5.500%, 09/01/2035		222,000	267,757
Beaver Valley II Funding
9.000%, 06/01/2017		943,000	969,677
BVPS II Funding Corp.
8.890%, 06/01/2017		195,000	215,914
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		10,000	14,634
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021		202,000	228,182
CenterPoint Energy, Inc.
6.500%, 05/01/2018		1,000,000	1,204,743
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		725,000	773,938
CMS Energy Corp.
5.050%, 03/15/2022		1,165,000	1,263,467

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Commonwealth Edison Company
5.800%, 03/15/2018	$2,485,000	$3,040,226
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	588,349
5.700%, 09/17/2012	207,000	207,337
DPL, Inc.
7.250%, 10/15/2021 (S)	1,575,000	1,795,500
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,078,138
Exelon Generation Company LLC
5.600%, 06/15/2042 (S)	923,000	999,781
6.250%, 10/01/2039	510,000	590,909
FirstEnergy Corp.
7.375%, 11/15/2031	676,000	892,037
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,935,000	2,014,819
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	1,265,000	1,318,763
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,195,000	1,280,433
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	17,523
Midwest Generation LLC, Series B
8.560%, 01/02/2016	704,342	619,821
National Grid PLC
6.300%, 08/01/2016	485,000	560,284
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/31/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	680,875
NRG Energy, Inc.
7.625%, 01/15/2018	1,090,000	1,166,300
8.250%, 09/01/2020	1,085,000	1,169,088
NV Energy, Inc.
6.250%, 11/15/2020	625,000	722,218
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,723,644
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	627,745
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,197,193
PNM Resources, Inc.
9.250%, 05/15/2015	1,766,000	2,019,863
PNPP II Funding Corp.
9.120%, 05/30/2016	131,000	140,009
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,318,731
PSEG Power LLC
5.000%, 04/01/2014	214,000	226,335
8.625%, 04/15/2031	214,000	317,200
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,214,356
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	153,595	158,214
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,433,963
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	982,399

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	$705,000	$766,582
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	16,608
TransAlta Corp.
6.650%, 05/15/2018	580,000	651,761
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	851,747
W3A Funding Corp.
8.090%, 01/02/2017	1,143,832	1,173,229
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	1,075,000	1,138,156

		42,593,917

TOTAL CORPORATE BONDS (Cost $558,715,992)		$608,452,408

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Allfirst Preferred Capital Trust
1.955%, 07/15/2029 (P)	310,000	240,373
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	2,145,000	2,145,000
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,604,625
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (Q)(S)	1,585,000	1,161,013
MetLife Capital Trust X (9.250% to
04/08/2038, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	855,000	1,090,125
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	525,000	577,668
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%)
03/15/2013 (Q)(S)	2,220,000	2,258,051
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047	680,000	656,200
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,144,688
State Street Capital Trust III
5.457%, 10/04/2012 (P)(Q)	1,890,000	1,900,697
State Street Capital Trust IV
1.467%, 06/15/2037 (P)	2,335,000	1,667,954
SunTrust Preferred Capital I
4.000%, 10/19/2012 (P)(Q)	102,000	74,715
USB Capital IX
3.500%, 10/19/2012 (P)(Q)	1,525,000	1,299,605

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	$960,000	$1,010,400
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,455,981

		18,287,095

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $17,850,639)		$18,287,095

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	455,249
Industrials - 0.1%
US Airways Group, Inc.
7.250%, 05/15/2014	190,000	460,988

TOTAL CONVERTIBLE BONDS (Cost $504,686)		$916,237

TERM LOANS (M) - 0.2%
Consumer Discretionary - 0.1%
CCM Merger, Inc.
6.000%, 03/01/2017	396,319	393,181
Kalispel Tribal Economic Authority
7.500%, 02/24/2017	1,304,592	1,278,500
Landry’s, Inc.
6.500%, 04/24/2018	399,000	402,741

		2,074,422
Financials - 0.1%
iStar Financial, Inc.
7.000%, 06/30/2014	555,000	556,041

TOTAL TERM LOANS (Cost $2,623,458)		$2,630,463

MUNICIPAL BONDS - 0.2%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	825,271
State of California 7.600%, 11/01/2040	665,000	903,270
State of Illinois 5.100%, 06/01/2033	1,055,000	1,022,253
The George Washington University
(District of Columbia)
5.095%, 09/15/2032 (P)	1,130,000	1,155,470

TOTAL MUNICIPAL BONDS (Cost $3,413,982)		$3,906,264

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.9%
Commercial & Residential - 12.1%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.448%, 12/25/2046	15,615,565	1,115,534
American Home Mortgage Assets LLC,,
Series 2006-6, Class A1A
0.425%, 12/25/2046 (P)	379,233	202,890
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.736%, 02/25/2045 (P)	307,428	287,935
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,735,000	1,819,852
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,695,000	1,772,080

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Americold LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	$750,000	$865,505
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,330,000	3,781,182
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.099%, 10/10/2045 (S)	62,932,358	215,480
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	54,388
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,109,892
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,500,000	2,737,650
Series 2007-3, Class AM,
5.772%, 06/10/2049 (P)	1,000,000	1,023,233
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,295,000	2,629,019
Series 2006-2, Class AM,
5.951%, 05/10/2045 (P)	1,440,000	1,581,899
Series 2007-4, Class AM,
5.987%, 02/10/2051 (P)	1,000,000	1,033,225
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class B,
0.499%, 03/15/2022 (P)(S)	530,063	527,488
Series 2005-MIB1, Class E,
0.639%, 03/15/2022 (P)(S)	490,000	480,269
Bear Stearns Alt-A Trust, Series 2004-12,
Class 1A1 0.585%, 01/25/2035 (P)	1,656,803	1,492,463
Bear Stearns Asset Backed
Securities, Inc., Series 2003-AC4,
Class A 5.500%, 09/25/2033	4,900	5,017
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR6, Class X1 IO,
0.274%, 11/11/2041 (S)	44,156,970	639,614
Series 2005-PWR8, Class X1 IO,
0.307%, 06/11/2041 (S)	57,633,931	814,771
Series 2004-T16, Class X1 IO,
0.319%, 02/13/2046 (S)	434,178	5,949
Series 2004-PWR5, Class X1 IO,
0.328%, 07/11/2042 (S)	317,601	5,244
Series 2006-T24, Class X2 IO,
0.622%, 10/12/2041 (S)	20,437,235	97,240
Series 2004-PWR5, Class X2 IO,
1.049%, 07/11/2042	128,278,128	90,949
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.445%, 12/25/2036 (P)	1,334,619	681,040
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.665%, 04/15/2044 (S)	13,321,824	800,975
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.920%, 03/15/2049 (P)	2,525,000	2,906,108
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.393%, 07/15/2044 (P)	545,000	461,222
Commercial Mortgage Pass
Through Certificates
Series 2012-CR2, Class XA IO,
2.141%, 08/15/2045	18,383,000	2,346,811

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2012-LC4, Class XA IO,
2.711%, 12/10/2044 (S)	$6,231,626	$969,759
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	334,437	339,160
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	1,090,000	1,159,443
Series 2012-LC4, Class C,
5.824%, 12/10/2044 (P)	755,000	787,790
Series 2007-C9, Class A4,
6.004%, 12/10/2049 (P)	3,325,000	3,925,222
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.592%, 07/20/2034 (P)	690,087	688,403
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.527%, 02/15/2038 (S)	68,785,568	494,293
Series 2005-C1, Class A3,
4.813%, 02/15/2038	263,691	270,628
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	1,933	1,939
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A3
5.590%, 02/15/2039 (P)	2,165,544	2,216,495
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A1
3.742%, 11/10/2046 (S)	2,905,563	3,149,697
Extended Stay America Trust
Series 2010-ESHA, Class B,
4.221%, 11/05/2027 (S)	2,590,000	2,624,535
Series 2010-ESHA, Class C,
4.860%, 11/05/2027 (S)	1,000,000	1,013,416
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.563%, 08/25/2034 (P)	1,095,081	1,005,465
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,940,000	1,999,985
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,395,000	1,450,846
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.569%, 12/25/2048 (P)(S)	875,000	903,598
Series 2011-K10, Class B,
4.755%, 11/25/2049 (P)(S)	1,055,000	1,104,194
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.722%, 06/10/2048 (S)	1,017,867	10,911
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,215,365
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,770,748
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.397%, 08/19/2034 (P)	1,673,711	1,614,537
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.070%, 07/10/2038 (P)	2,715,000	2,883,762
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.857%, 12/10/2043 (S)	61,395,588	1,478,406

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2005-GG4, Class XC IO,
0.925%, 07/10/2039 (S)	$1,500,740	$24,228
Series 2011-ALF, Class XA1 IO,
3.566%, 02/10/2021 (S)	14,239,459	514,044
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,510,350
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,141,921
Series 2007-GG10, Class A4,
5.983%, 08/10/2045 (P)	2,000,000	2,262,430
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.612%, 09/25/2035 (P)	1,933,808	1,896,912
Series 2004-9, Class B1,
3.267%, 08/25/2034 (P)	273,664	116,364
Series 2006-AR1, Class 3A1,
4.909%, 01/25/2036 (P)	589,810	513,628
Harborview Mortgage Loan Trust
Series 2007-6, Class ES,
0.342%, 08/19/2037 (S)	6,131,499	39,242
Series 2007-3, Class ES,
0.350%, 05/19/2047	7,316,650	46,827
Series 2007-4, Class ES,
0.350%, 07/19/2047	8,838,946	56,569
Series 2005-11, Class X IO,
1.960%, 08/19/2045	5,633,557	238,299
Series 2004-11, Class X1 IO,
2.055%, 01/19/2035	10,305,413	780,522
Series 2005-8, Class 1X IO,
2.123%, 09/19/2035	7,026,687	391,077
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.670%, 10/25/2036	24,101,860	1,127,726
Series 2005-AR18, Class 1X IO,
2.017%, 10/25/2036	17,710,361	1,143,735
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.518%, 02/15/2046 (S)	27,144,016	1,699,324
Series 2012-HSBC Class XA IO,
1.581%, 07/05/2032 (S)	28,405,000	3,256,150
Series 2011-C4, Class XA IO,
1.782%, 07/15/2046 (S)	35,678,838	2,563,310
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	1,124,162	1,131,586
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	2,000,501
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,360,000	2,547,965
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	969,720	997,436
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	434,211	437,704
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,413,349
Series 2005-LDP5, Class A4,
5.361%, 12/15/2044 (P)	2,025,000	2,276,940
Series 2005-LDP5, Class A3,
5.390%, 12/15/2044 (P)	5,100,000	5,256,998
Series 2005-LDP5, Class AM,
5.403%, 12/15/2044 (P)	5,230,000	5,822,585
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,564,796

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	$2,670,000	$2,942,874
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,350,000	3,824,186
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	888,384
Series 2005-LDP5, Class G,
5.516%, 12/15/2044 (P)(S)	1,000,000	614,292
Series 2006-LDP7, Class AM,
6.061%, 04/15/2045 (P)	2,630,000	2,909,774
Series 2007-LD12, Class AM,
6.246%, 02/15/2051	1,000,000	1,029,601
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.968%, 02/15/2040 (S)	465,183	8,541
Series 2004-C1, Class XCL IO,
1.043%, 01/15/2036 (S)	21,574,223	257,402
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,657,692
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,018,386
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,990,000	3,312,301
Series 2007-C2, Class A3,
5.430%, 02/15/2040	3,470,000	3,938,353
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,365,000	2,518,013
Series 2006-C4, Class A4,
6.063%, 06/15/2038 (P)	2,873,000	3,309,337
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.634%, 04/21/2034 (P)	555,115	558,996
Series 2004-8, Class 5A1,
2.764%, 08/25/2034 (P)	414,344	412,350
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.174%, 07/12/2038 (S)	163,282,270	894,460
Series 2006-C2, Class X IO,
0.544%, 08/12/2043 (S)	18,960,634	217,251
Series 2008-C1, Class X,
0.666%, 02/12/2051 (S)	30,552,483	493,453
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	34,532
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	1,100,000	1,054,187
Series 2006-2, Class A4,
6.092%, 06/12/2046 (P)	2,930,000	3,386,207
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1,
2.619%, 10/25/2036 (P)	1,972,167	1,921,270
Series 2007-3, Class M1,
3.432%, 09/25/2037 (P)	186,266	97,014
Series 2007-3, Class M2,
3.432%, 09/25/2037 (P)	111,329	11,106
Series 2007-3, Class M3,
3.432%, 09/25/2037 (P)	40,325	1,375
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C5, Class XA
2.101%, 08/15/2045 (S)	19,482,262	2,209,834

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.257%, 12/13/2041 (S)	$1,145,535	$13,064
Series 2007-SRR3, Class A,
0.537%, 12/20/2049 (P)(S)	382,992	398
Series 2005-IQ9, Class X1 IO,
1.208%, 07/15/2056 (S)	543,928	14,353
Series 2011-C3, Class XA IO,
1.538%, 07/15/2049 (S)	22,033,193	1,341,998
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,444,322
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	1,872,285	1,895,365
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	409,928	410,479
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,750,000	1,882,895
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,280,000	3,723,305
Series 2005-HQ7, Class A2,
5.382%, 11/14/2042 (P)	34,219	34,210
Series 2006-HQ8, Class AM,
5.650%, 03/12/2044 (P)	2,945,000	3,190,280
Series 2006-T23, Class A4,
5.986%, 08/12/2041 (P)	630,000	735,821
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.361%, 12/25/2045	16,124,406	870,718
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	6,118	6,056
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.437%, 05/20/2035 (P)	4,262	3,669
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A
2.220%, 10/25/2057 (P)(S)	1,547,747	1,546,569
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.935%, 03/25/2033 (P)	1,016,148	553,809
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.907%, 03/25/2044 (P)	1,925,954	1,893,675
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,012,813
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,280,485
Series 2012-C1, Class C,
5.720%, 05/10/2045 (P)(S)	815,000	853,398
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.994%, 05/10/2063 (S)	25,867,355	2,746,001
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.449%, 03/15/2042 (S)	61,181,195	400,492
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	40,190
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,610,379
Series 2005-C21, Class AJ,
5.413%, 10/15/2044 (P)	2,170,000	2,271,630
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	1,270,000	1,264,736

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.111%, 03/23/2045 (P)(S)	$273,086	$276,721
WaMu Mortgage Pass
Through Certificates
Series 2004-AR13, Class X IO,
1.365%, 11/25/2034	24,647,020	1,201,710
Series 2005-AR1, Class X IO,
1.438%, 01/25/2045	14,309,503	694,155
Series 2005-AR13, Class X IO,
1.440%, 10/25/2045	78,948,266	4,009,025
Series 2005-AR8, Class X IO,
1.566%, 07/25/2045	44,998,219	2,257,583
Series 2005-AR6, Class X IO,
1.576%, 04/25/2045	18,060,762	1,024,672
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	12,433	11,284
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR5,
Class 1A1 2.614%, 04/25/2035 (P)	1,767,231	1,661,077
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO,
1.887%, 03/15/2044 (S)	25,524,951	2,125,718

		198,260,265
U.S. Government Agency - 5.8%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.528%, 11/25/2020	57,878,148	1,309,840
Series K010, Class X1 IO,
0.568%, 10/25/2020	40,455,064	841,749
Series KAIV, Class X1 IO,
1.400%, 06/25/2021	26,982,579	2,303,665
Series K014, Class X1 IO,
1.447%, 04/25/2021	5,643,310	474,986
Series K017, Class X1 IO,
1.606%, 12/25/2021	8,666,547	869,532
Series K018, Class X1 IO,
1.613%, 01/25/2022	11,099,806	1,128,151
Series K708, Class X1 IO,
1.644%, 01/25/2019	17,530,860	1,424,382
Series K709, Class X1 IO,
1.678%, 03/25/2019	9,756,207	815,775
Series K707, Class X1 IO,
1.695%, 12/25/2018	11,710,802	957,534
Series K705, Class X1 IO,
1.903%, 09/25/2018	15,965,080	1,428,763
Series K710, Class X1 IO,
1.915%, 05/25/2019	21,378,941	2,076,216
Series 4037, Class PI IO,
3.000%, 04/15/2027	8,524,669	951,628
Series 4042, Class PI IO,
3.000%, 05/15/2027	20,147,239	2,293,342
Series 4069, Class PI IO,
3.000%, 06/15/2027	24,859,949	2,712,437
Series 3632, Class AP,
3.000%, 02/15/2040	4,977,665	5,265,215
Series 4068, Class BH,
3.000%, 06/15/2040	3,223,980	3,366,002
Series 4060, Class HC,
3.000%, 03/15/2041	3,687,232	3,859,121

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4065, Class QA,
3.000%, 08/15/2041	$2,577,460	$2,699,204
Series 3956, Class DJ,
3.250%, 10/15/2036	2,935,492	3,018,818
Series 4068, Class AP,
3.500%, 06/15/2040	3,879,447	4,189,729
Series 3630, Class BI IO,
4.000%, 05/15/2027	333,417	12,985
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,835,360	891,238
Series 3623, Class LI IO,
4.500%, 01/15/2025	560,175	44,526
Series 3830, Class NI IO,
4.500%, 01/15/2036	8,406,008	958,537
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,003,062	210,297
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,549,895	852,800
Series 3581, Class IO IO,
6.000%, 10/15/2039	610,575	89,010
Series T-41, Class 3A,
6.916%, 07/25/2032 (P)	2,545	2,939
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.754%, 02/25/2022	15,706,355	722,634
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,926,022	3,968,341
Series 2012-MB, Class X1 IO,
2.386%, 12/25/2019	13,699,555	1,497,950
Series 2012-53, Class IO IO,
3.500%, 05/25/2027	13,290,871	1,664,841
Series 2011-118, Class CD,
3.500%, 10/25/2039	9,082,148	9,513,669
Series 2012-67, Class KG,
3.500%, 02/25/2041	1,183,782	1,287,106
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,897,222	5,148,038
Series 2011-146, Class MA,
3.500%, 08/25/2041	3,073,756	3,219,080
Series 2012-98, Class JP,
3.500%, 03/25/2042	3,740,000	4,067,250
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	921,663	36,633
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	974,988	43,955
Series 3908, Class PA,
4.000%, 06/15/2039	1,781,663	1,939,130
Series 402, Class 4 IO,
4.000%, 10/25/2039	1,907,369	245,738
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,144,480	149,720
Series 2011-86, Class NA,
4.000%, 01/25/2041	6,911,709	7,455,702
Series 2011-41, Class KA,
4.000%, 01/25/2041	3,720,673	4,006,198
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	900,849	85,377
Series 398, Class C3 IO,
4.500%, 05/25/2039	1,161,052	157,892
Series 401, Class C2 IO,
4.500%, 06/25/2039	804,774	105,375
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,790,941	246,268

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	$903,558	$82,001
Series 407, Class 21 IO,
5.000%, 01/25/2039	2,279,387	260,491
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	1,670,489	190,889
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	2,094,431	250,669
Series 407, Class 15 IO,
5.000%, 01/25/2040	2,952,393	442,038
Series 407, Class 16 IO,
5.000%, 01/25/2040	644,455	86,098
Series 407, Class 17 IO,
5.000%, 01/25/2040	595,074	83,585
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,223,051	431,073
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,067,729	188,347
Series 407, Class C6 IO,
5.500%, 01/25/2040	9,882,434	1,644,506
Series 2001-50, Class BA,
7.000%, 10/25/2041	648	696
Series 2002-W3, Class A5,
7.500%, 11/25/2041	21,641	25,853
Government National
Mortgage Association
Series 2012-70, Class IO IO,
0.961%, 08/16/2052	15,544,523	1,082,863
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	1,873,894	125,105

		95,503,532

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $283,627,920)		$293,763,797

ASSET BACKED SECURITIES - 2.8%
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.595%, 09/25/2034 (P)	552,120	505,223
Series 2005-4, Class M1,
0.685%, 10/25/2035 (P)	2,220,000	1,435,259
Ameriquest Mortgage Securities, Inc.,
Series 2005-R1, Class M1
0.685%, 03/25/2035 (P)	1,325,000	1,279,102
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	149	150
Argent Securities, Inc., Series 2004-W1,
Class M3 1.685%, 03/25/2034 (P)	6,502	2,997
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.655%, 03/25/2035 (P)	800,108	624,816
Series 2005-AQ1 Class A4,
5.010%, 06/25/2035	1,002,847	1,016,638
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.435%, 01/25/2036 (P)	1,893,526	1,570,193
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.585%, 02/28/2041 (P)	669,522	612,355

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.475%, 07/25/2036 (P)(S)	$1,703,044	$1,381,595
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.295%, 10/25/2036 (P)	117,838	79,398
Series 2005-OPT2, Class M2,
0.685%, 05/25/2035 (P)	1,101,442	1,048,770
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.265%, 06/25/2037	1,061,028	1,039,352
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.385%, 10/25/2036 (P)	1,360,021	1,333,603
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.415%, 06/25/2036 (P)	1,744,359	1,632,671
Series 2004-10, Class AF5B,
5.110%, 02/25/2035	1,770,186	1,760,064
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.675%, 04/25/2036 (P)	1,882,825	1,712,147
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	227,675
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,513,338	6,001,929
Fremont Home Loan Trust, Series 2005-1,
Class M3 1.000%, 06/25/2035 (P)	820,000	733,525
Home Equity Asset Trust
Series 2005-6, Class M1,
0.705%, 12/25/2035 (P)	1,025,000	976,293
Series 2005-5, Class M1,
0.715%, 11/25/2035 (P)	1,125,000	1,048,192
Series 2003-1, Class M1,
1.735%, 06/25/2033 (P)	1,000,070	824,312
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C,
7.238%, 12/15/2020 (P)(S)	1,960,886	1,960,886
Series 2010-A, Class D,
10.238%, 12/15/2020 (P)(S)	1,517,039	1,517,039
Series 2010-A, Class E1,
14.738%, 12/15/2020 (P)(S)	1,721,262	1,721,262
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	381,460	376,959
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.786%, 05/28/2043 (H)(P)(S)	700,000	7
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.935%, 08/25/2037 (P)	1,117,360	1,017,024
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.985%, 09/25/2035 (P)	640,103	542,602
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
0.615%, 06/22/2051 (P)(S)	900,000	80,586
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.685%, 03/25/2035 (P)	840,000	671,850
Series 2005-3, Class M1,
0.715%, 07/25/2035 (P)	748,000	714,039

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.315%, 03/25/2035 (P)	$1,650,000	$1,584,530
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.755%, 01/25/2036 (P)	2,095,913	1,954,295
Series 2004-WHQ2, Class M2,
0.865%, 02/25/2035 (P)	2,355,000	2,218,045
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 0.815%, 01/25/2035 (P)	1,265,000	1,204,451
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	231,870	223,555
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,895,000	1,581,406
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,458,188	1,589,042
Soundview Home Equity Loan Trust,
Series 2006-OPT2, Class A3
0.415%, 05/25/2036 (P)	902,597	733,209
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 10/25/2034 (P)	89	89

TOTAL ASSET BACKED SECURITIES (Cost $47,102,804)		$46,537,135

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	166	8,405
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	17	18

TOTAL COMMON STOCKS (Cost $18,799)		$8,423

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.0%
Greektown
Superholdings, Inc., Series A (I)	3,249	$229,932
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	448,341
Financials - 0.4%
Ally Financial, Inc., 7.300%	28,855	698,002
Bank of America Corp.,
Series MER, 8.625%	69,475	1,785,508
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	8,200	226,156
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	974,309
PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then
3 month LIBOR + 4.067%)	58,350	1,615,712
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	46,575	1,292,456

		6,592,143
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	501,563
United Technologies Corp., 7.500%	17,493	976,459

		1,478,022

TOTAL PREFERRED SECURITIES (Cost $8,444,999)		$8,748,438

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (I)	1,120,000	$273,000

TOTAL ESCROW CERTIFICATES (Cost $264,600)		$273,000

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	503,579	$5,039,867

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,039,519)		$5,039,867

SHORT-TERM INVESTMENTS - 12.2%
U.S. Government Agency - 0.3%
Federal Home Loan Bank Discount Notes,
0.0008%, 09/04/2012 *	$5,000,000	$5,000,000
Money Market Funds - 11.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	193,148,919	193,148,919
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 08/31/2012 at
0.010% to be repurchased at $1,500,002
on 09/04/2012, collateralized by
$1,510,000 U.S. Treasury Notes,
0.875% due 04/20/2017 (valued at
$1,532,650, including interest)	1,500,000	1,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $199,648,919)		$199,648,919

Total Investments (Active Bond Fund)
(Cost $1,686,852,722) - 107.3%		$1,760,635,753
Other assets and liabilities, net - (7.3%)		(119,717,713)

TOTAL NET ASSETS - 100.0%		$1,640,918,040

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 9.8%
Distributors - 0.0%
Core-Mark Holding Company, Inc.	2,800	$127,512
Diversified Consumer Services - 0.1%
Coinstar, Inc. (I)(L)	8,300	424,296
Corinthian Colleges, Inc. (I)(L)	105,200	212,504

		636,800
Hotels, Restaurants & Leisure - 1.1%
Boyd Gaming Corp. (I)(L)	50,400	302,904
Brinker International, Inc.	73,900	2,546,594
Marriott International, Inc., Class A (L)	79,200	2,984,256
Multimedia Games Holding Company, Inc. (I)	10,400	162,968

		5,996,722
Household Durables - 0.8%
Jarden Corp.	15,300	739,449
M/I Homes, Inc. (I)	25,700	496,010
Whirlpool Corp.	42,500	3,207,050

		4,442,509
Internet & Catalog Retail - 0.1%
Expedia, Inc.	8,100	416,016

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 2.5%
Comcast Corp., Class A	62,600	$2,098,978
EW Scripps Company, Class A (I)	35,300	366,061
Lions Gate Entertainment Corp. (I)(L)	31,000	458,180
MDC Partners, Inc., Class A	18,200	184,002
ReachLocal, Inc. (I)	6,700	84,219
Regal Entertainment Group, Class A (L)	124,900	1,736,110
The McGraw-Hill Companies, Inc.	46,200	2,365,440
The New York Times Company, Class A (I)	53,600	492,584
The Walt Disney Company	28,200	1,395,054
Time Warner Cable, Inc.	34,000	3,019,880
Viacom, Inc., Class B	15,100	755,151

		12,955,659
Multiline Retail - 0.6%
Dillard’s, Inc., Class A	23,100	1,734,348
Macy’s, Inc.	20,700	834,417
Tuesday Morning Corp. (I)	57,700	322,543

		2,891,308
Specialty Retail - 4.6%
Aaron’s, Inc.	144,200	4,307,254
American Eagle Outfitters, Inc.	36,600	813,984
ANN, Inc. (I)	31,100	1,106,538
Brown Shoe Company, Inc.	103,800	1,558,038
Collective Brands, Inc. (I)	26,800	579,952
Conn’s, Inc. (I)(L)	14,300	331,188
Foot Locker, Inc.	61,000	2,108,770
Hot Topic, Inc.	55,300	522,585
Penske Automotive Group, Inc.	17,000	452,880
Ross Stores, Inc.	15,500	1,072,445
The Gap, Inc.	185,400	6,641,028
The Home Depot, Inc.	48,100	2,729,675
TJX Companies, Inc.	47,100	2,156,709

		24,381,046
Textiles, Apparel & Luxury Goods - 0.0%
The Jones Group, Inc.	9,100	115,297

		51,962,869
Consumer Staples - 9.8%
Beverages - 0.3%
Monster Beverage Corp. (I)	28,100	1,655,933
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	87,700	3,994,735
Susser Holdings Corp. (I)(L)	26,300	894,726
The Kroger Company	109,500	2,439,660
The Pantry, Inc. (I)	23,100	323,862
Wal-Mart Stores, Inc.	10,500	762,300
Whole Foods Market, Inc.	64,300	6,221,025

		14,636,308
Food Products - 1.7%
Bunge, Ltd.	8,500	541,025
Cal-Maine Foods, Inc.	8,500	341,530
ConAgra Foods, Inc.	19,900	499,689
Dean Foods Company (I)(L)	350,000	5,747,000
John B. Sanfilippo & Son, Inc. (I)	10,800	167,292
The Hershey Company	22,900	1,644,678

		8,941,214
Household Products - 1.2%
Colgate-Palmolive Company	17,900	1,902,949
Harbinger Group, Inc. (I)	40,600	339,416
Kimberly-Clark Corp.	30,600	2,558,160
Spectrum Brands Holdings, Inc.	7,500	276,225

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Clorox Company	20,800	$1,513,200

		6,589,950
Personal Products - 0.4%
Medifast, Inc. (I)	16,400	457,396
Prestige Brands Holdings, Inc. (I)	14,000	224,840
USANA Health Sciences, Inc. (I)(L)	30,500	1,383,175

		2,065,411
Tobacco - 3.4%
Altria Group, Inc.	201,800	6,853,128
Lorillard, Inc.	17,900	2,246,629
Philip Morris International, Inc.	80,800	7,215,440
Universal Corp.	32,900	1,560,447

		17,875,644

		51,764,460
Energy - 9.8%
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. (I)	147,800	2,604,236
Oil, Gas & Consumable Fuels - 9.3%
Alon USA Energy, Inc.	11,600	158,688
Chevron Corp.	45,200	5,069,632
Contango Oil & Gas Company (I)	3,700	205,461
Delek US Holdings, Inc.	130,900	3,437,434
Energy Partners, Ltd. (I)	13,000	223,860
Exxon Mobil Corp.	84,400	7,368,120
HollyFrontier Corp. (L)	86,200	3,472,998
Marathon Petroleum Corp.	135,700	7,022,475
Murphy Oil Corp.	93,200	4,783,956
Penn Virginia Corp.	9,000	54,990
Phillips 66	43,500	1,827,000
Tesoro Corp.	188,600	7,494,964
Vaalco Energy, Inc. (I)	155,000	1,148,550
Western Refining, Inc. (L)	252,100	7,051,237

		49,319,365

		51,923,601
Financials - 16.1%
Capital Markets - 0.4%
KCAP Financial, Inc.	6,700	57,888
Piper Jaffray Companies (I)	6,600	162,426
Prospect Capital Corp.	64,700	739,521
Walter Investment Management Corp.	31,000	867,690

		1,827,525
Commercial Banks - 4.3%
Banner Corp.	7,700	186,186
Citizens Republic Bancorp, Inc. (I)	14,300	292,721
Fifth Third Bancorp	94,100	1,424,674
First Merchants Corp.	11,300	159,104
KeyCorp	161,800	1,363,974
Pinnacle Financial Partners, Inc. (I)	25,300	484,242
PrivateBancorp, Inc.	43,800	713,940
Regions Financial Corp.	979,900	6,820,104
SunTrust Banks, Inc.	241,200	6,071,004
Susquehanna Bancshares, Inc.	218,600	2,297,486
Taylor Capital Group, Inc. (I)	7,200	121,248
Wells Fargo & Company	19,200	653,376
Wilshire Bancorp, Inc. (I)	86,500	541,490
Zions Bancorporation (L)	90,300	1,738,275

		22,867,824
Consumer Finance - 2.9%
American Express Company	59,900	3,492,170

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Capital One Financial Corp.	72,100	$4,075,813
Discover Financial Services	157,900	6,115,467
SLM Corp.	101,500	1,598,625

		15,282,075
Diversified Financial Services - 0.9%
Citigroup, Inc.	24,900	739,779
JPMorgan Chase & Company	40,600	1,507,884
Moody’s Corp.	27,500	1,089,000
PHH Corp. (I)(L)	88,000	1,535,600

		4,872,263
Insurance - 4.6%
ACE, Ltd.	32,300	2,381,479
American International Group, Inc. (I)	38,800	1,332,004
Arch Capital Group, Ltd. (I)	20,000	798,200
Berkshire Hathaway, Inc., Class B (I)	17,000	1,433,780
Cincinnati Financial Corp.	10,300	398,198
Everest Re Group, Ltd.	9,000	932,940
Fidelity National Financial, Inc., Class A	83,600	1,575,024
First American Financial Corp.	24,900	479,823
Markel Corp. (I)	800	347,920
MBIA, Inc. (I)	29,100	316,608
Montpelier Re Holdings, Ltd.	18,500	398,860
ProAssurance Corp.	3,100	276,613
RenaissanceRe Holdings, Ltd.	8,500	656,625
Stewart Information Services Corp.	25,700	508,089
The Allstate Corp.	155,100	5,782,128
The Travelers Companies, Inc.	40,300	2,609,022
Validus Holdings, Ltd.	25,400	851,154
White Mountains Insurance Group, Ltd.	600	312,204
XL Group PLC	134,600	3,111,952

		24,502,623
Real Estate Investment Trusts - 2.9%
ARMOUR Residential REIT, Inc.	62,500	466,250
Ashford Hospitality Trust, Inc.	16,000	132,480
Brandywine Realty Trust	77,100	940,620
CapLease, Inc.	37,400	183,260
CBL & Associates Properties, Inc.	219,100	4,682,167
Cousins Properties, Inc.	25,000	199,750
First Industrial Realty Trust, Inc. (I)	21,500	277,350
General Growth Properties, Inc.	30,500	627,690
Hospitality Properties Trust	57,500	1,384,025
Investors Real Estate Trust	34,700	289,745
iStar Financial, Inc. (I)(L)	27,600	198,168
NorthStar Realty Finance Corp. (L)	87,900	515,973
Parkway Properties, Inc.	14,600	169,506
Pennsylvania Real Estate Investment Trust	30,600	481,032
Post Properties, Inc.	8,900	454,345
Simon Property Group, Inc.	6,200	983,940
Taubman Centers, Inc.	9,100	728,182
Weyerhaeuser Company	102,800	2,560,748

		15,275,231
Real Estate Management & Development - 0.1%
Zillow, Inc., Class A (I)(L)	10,700	445,227

		85,072,768
Health Care - 13.8%
Biotechnology - 2.8%
Amgen, Inc.	83,100	6,973,752
Biogen Idec, Inc. (I)	4,900	718,291
Momenta Pharmaceuticals, Inc. (I)	28,700	404,957
PDL BioPharma, Inc. (L)	134,400	989,184

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (I)(L)	37,500	$5,551,875

		14,638,059
Health Care Equipment & Supplies - 0.2%
NuVasive, Inc. (I)	15,100	318,308
STERIS Corp.	17,600	602,624
SurModics, Inc. (I)	3,600	67,104

		988,036
Health Care Providers & Services - 5.0%
Aetna, Inc.	84,200	3,234,122
Amedisys, Inc. (I)	13,800	194,304
Amsurg Corp. (I)	22,000	647,020
Community Health Systems, Inc. (I)	44,700	1,208,688
PharMerica Corp. (I)	17,900	225,540
Sun Healthcare Group, Inc. (I)	119,100	1,006,395
UnitedHealth Group, Inc.	160,800	8,731,440
WellCare Health Plans, Inc. (I)	80,100	4,540,869
WellPoint, Inc.	112,000	6,705,440

		26,493,818
Life Sciences Tools & Services - 0.3%
Cambrex Corp. (I)	46,700	568,806
Illumina, Inc. (I)(L)	24,400	1,026,752

		1,595,558
Pharmaceuticals - 5.5%
Abbott Laboratories	148,900	9,758,906
Eli Lilly & Company	179,800	8,074,818
Forest Laboratories, Inc. (I)	43,100	1,495,139
Johnson & Johnson	6,900	465,267
Merck & Company, Inc.	78,400	3,375,120
Pfizer, Inc.	137,600	3,283,136
Pozen, Inc. (I)	72,400	471,324
Watson Pharmaceuticals, Inc. (I)	29,400	2,391,690

		29,315,400

		73,030,871
Industrials - 8.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	27,200	1,589,840
Huntington Ingalls Industries, Inc. (I)	57,400	2,300,018
Northrop Grumman Corp.	91,100	6,093,679
Raytheon Company	6,100	344,772
Sypris Solutions, Inc.	9,400	64,014
Taser International, Inc. (I)	48,500	259,475
Textron, Inc.	93,800	2,506,336
Triumph Group, Inc.	6,500	386,295

		13,544,429
Airlines - 0.9%
Alaska Air Group, Inc. (I)	67,200	2,254,560
Hawaiian Holdings, Inc. (I)(L)	248,700	1,474,791
Republic Airways Holdings, Inc. (I)	73,200	325,740
US Airways Group, Inc. (I)	63,900	681,174

		4,736,265
Building Products - 0.1%
NCI Building Systems, Inc. (I)	9,700	104,275
Universal Forest Products, Inc.	6,600	253,638

		357,913
Commercial Services & Supplies - 0.1%
EnerNOC, Inc. (I)	10,500	103,635
Quad/Graphics, Inc. (L)	32,100	588,072

		691,707

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 1.0%
Chicago Bridge & Iron Company NV	20,300	$747,446
URS Corp.	128,200	4,667,762

		5,415,208
Industrial Conglomerates - 0.3%
General Electric Company	54,800	1,134,908
Tyco International, Ltd.	8,500	479,230

		1,614,138
Machinery - 2.9%
American Railcar Industries, Inc. (I)	3,500	99,890
FreightCar America, Inc.	15,500	277,760
Ingersoll-Rand PLC	108,800	5,087,488
ITT Corp. (L)	227,300	4,523,270
Mueller Water Products, Inc., Class A	109,600	419,768
NACCO Industries, Inc., Class A	3,200	340,480
Oshkosh Corp. (I)	168,300	4,264,722
Wabtec Corp.	2,300	179,722

		15,193,100
Road & Rail - 0.2%
Arkansas Best Corp.	55,600	510,408
Saia, Inc. (I)	28,900	627,130

		1,137,538
Trading Companies & Distributors - 0.2%
Aircastle, Ltd.	57,600	657,792
DXP Enterprises, Inc. (I)	5,600	258,216

		916,008

		43,606,306
Information Technology - 19.3%
Communications Equipment - 1.6%
Arris Group, Inc. (I)	15,500	211,265
CalAmp Corp. (I)	20,500	155,800
Cisco Systems, Inc.	292,600	5,582,808
Comtech Telecommunications Corp. (L)	77,500	2,179,300
Loral Space & Communications, Inc.	2,400	176,208

		8,305,381
Computers & Peripherals - 4.8%
Apple, Inc.	29,939	19,916,620
Avid Technology, Inc. (I)	9,000	82,890
Western Digital Corp. (I)	115,600	4,834,392
Xyratex, Ltd.	36,400	402,584

		25,236,486
Electronic Equipment, Instruments & Components - 0.6%
Electro Scientific Industries, Inc.	5,000	61,300
Insight Enterprises, Inc. (I)	13,800	247,848
Power-One, Inc. (I)(L)	214,000	1,313,960
Vishay Intertechnology, Inc. (I)	191,600	1,831,696

		3,454,804
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (I)	145,900	5,472,709
Ancestry.com, Inc. (I)(L)	15,200	472,416
AOL, Inc. (I)	196,400	6,612,788
EarthLink, Inc.	85,300	569,804
Equinix, Inc. (I)(L)	8,900	1,759,085
IAC/InterActiveCorp	102,400	5,308,416

		20,195,218
IT Services - 4.2%
Computer Sciences Corp. (L)	137,800	4,438,538
CSG Systems International, Inc. (I)	23,500	498,435
Fiserv, Inc. (I)	6,600	470,646

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Global Cash Access Holdings, Inc. (I)	75,700	$580,619
Heartland Payment Systems, Inc.	44,200	1,342,796
International Business Machines Corp.	37,606	7,327,529
Lender Processing Services, Inc. (L)	83,300	2,338,231
SAIC, Inc. (L)	97,200	1,186,812
Teradata Corp. (I)	48,900	3,734,982
Visa, Inc., Class A	1,600	205,200

		22,123,788
Semiconductors & Semiconductor Equipment - 2.3%
Amkor Technology, Inc. (I)(L)	60,900	285,621
Entropic Communications, Inc. (I)(L)	67,300	365,439
First Solar, Inc. (I)(L)	255,500	5,107,445
KLA-Tencor Corp.	59,000	3,027,290
Kulicke & Soffa Industries, Inc. (I)	184,900	2,094,917
Microchip Technology, Inc. (L)	10,700	371,825
Photronics, Inc. (I)(L)	183,900	1,079,493

		12,332,030
Software - 2.0%
Microsoft Corp.	273,993	8,444,464
SolarWinds, Inc. (I)	30,600	1,679,328
Sourcefire, Inc. (I)	11,800	612,302

		10,736,094

		102,383,801
Materials - 3.9%
Chemicals - 2.5%
American Vanguard Corp.	25,800	759,036
CF Industries Holdings, Inc.	33,600	6,955,536
LyondellBasell Industries NV, Class A (L)	11,200	547,008
PPG Industries, Inc.	31,000	3,410,620
The Sherwin-Williams Company	9,900	1,416,492

		13,088,692
Construction Materials - 0.1%
Headwaters, Inc. (I)	67,000	445,550
Containers & Packaging - 0.2%
Boise, Inc.	126,900	955,557
Metals & Mining - 0.5%
Coeur d’Alene Mines Corp. (I)	123,400	2,836,966
Paper & Forest Products - 0.6%
Domtar Corp. (L)	39,100	2,832,404
Resolute Forest Products (I)(L)	9,100	114,387
Wausau Paper Corp.	31,700	284,666

		3,231,457

		20,558,222
Telecommunication Services - 3.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	102,200	3,744,608
Cbeyond, Inc. (I)	23,200	187,920
Crown Castle International Corp. (I)	11,000	698,060
Verizon Communications, Inc.	229,300	9,846,142

		14,476,730
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (I)	401,900	1,949,215
Telephone & Data Systems, Inc.	127,959	3,137,555
USA Mobility, Inc.	23,700	270,417

		5,357,187

		19,833,917

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 4.5%
Electric Utilities - 0.6%
Edison International	61,800	$2,706,222
MGE Energy, Inc.	2,900	143,376
PNM Resources, Inc.	20,900	429,913
Unitil Corp.	4,400	116,160

		3,395,671
Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. (I)(L)	322,200	5,654,610
Multi-Utilities - 2.2%
Ameren Corp.	167,700	5,487,144
CH Energy Group, Inc.	1,500	97,740
Consolidated Edison, Inc.	20,600	1,248,772
DTE Energy Company	69,900	4,082,160
NiSource, Inc.	43,600	1,061,224

		11,977,040
Water Utilities - 0.6%
American Water Works Company, Inc.	82,300	3,034,401

		24,061,722

TOTAL COMMON STOCKS (Cost $449,136,410)		$524,198,537

SECURITIES LENDING COLLATERAL - 9.0%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	4,759,057	47,629,123

TOTAL SECURITIES LENDING
COLLATERAL (Cost $47,618,601)		$47,629,123

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	5,514,152	5,514,152

TOTAL SHORT-TERM INVESTMENTS (Cost $5,514,152)		$5,514,152

Total Investments (All Cap Core Fund)
(Cost $502,269,163) - 109.0%		$577,341,812
Other assets and liabilities, net - (9.0%)		(47,747,124)

TOTAL NET ASSETS - 100.0%		$529,594,688

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 11.1%
Automobiles - 0.9%
Ford Motor Company	726,475	$6,785,276
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc. (L)	171,801	8,925,062
Household Durables - 0.2%
Harman International Industries, Inc.	34,700	1,597,241
Media - 5.8%
Comcast Corp., Class A	236,300	7,923,139
Omnicom Group, Inc.	183,500	9,426,395
The Interpublic Group of Companies, Inc.	988,686	10,519,619
The Walt Disney Company	203,116	10,048,149
Time Warner, Inc.	186,100	7,732,455

		45,649,757

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 2.0%
Macy’s, Inc.	152,900	$6,163,399
Target Corp.	142,700	9,145,643

		15,309,042
Specialty Retail - 1.1%
The Home Depot, Inc.	153,400	8,705,450

		86,971,828
Consumer Staples - 6.5%
Beverages - 1.7%
Beam, Inc.	44,500	2,597,020
Diageo PLC, ADR	31,100	3,396,742
The Coca-Cola Company	201,666	7,542,308

		13,536,070
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	128,623	5,858,778
Food Products - 4.0%
Archer-Daniels-Midland Company	236,365	6,322,764
Bunge, Ltd. (L)	176,000	11,202,400
H.J. Heinz Company	104,400	5,817,168
Kraft Foods, Inc., Class A	193,824	8,049,511

		31,391,843

		50,786,691
Energy - 13.4%
Energy Equipment & Services - 4.2%
Cameron International Corp. (I)	75,100	4,108,721
Ensco PLC, Class A	55,900	3,206,983
Gulfmark Offshore, Inc., Class A (I)	82,700	2,901,116
Halliburton Company	410,100	13,434,876
Schlumberger, Ltd.	62,000	4,487,560
Superior Energy Services, Inc. (I)	167,200	3,472,744
Tidewater, Inc.	30,339	1,438,979

		33,050,979
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	176,671	12,238,000
Apache Corp.	89,727	7,694,090
Devon Energy Corp.	81,200	4,695,796
EOG Resources, Inc.	23,700	2,566,710
Exxon Mobil Corp.	240,559	21,000,801
Kinder Morgan, Inc.	189,500	6,778,415
Noble Energy, Inc.	62,000	5,449,800
Occidental Petroleum Corp.	95,400	8,109,954
Range Resources Corp.	49,982	3,258,327

		71,791,893

		104,842,872
Financials - 23.2%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (I)	59,976	7,054,377
Franklin Resources, Inc.	52,100	6,116,540
Raymond James Financial, Inc.	233,639	8,224,093

		21,395,010
Commercial Banks - 7.4%
BB&T Corp.	229,400	7,235,276
City National Corp. (L)	47,363	2,432,090
Cullen/Frost Bankers, Inc. (L)	110,403	6,138,407
Fifth Third Bancorp	491,700	7,444,338
PNC Financial Services Group, Inc.	219,500	13,644,120
Signature Bank (I)(L)	50,300	3,250,889
U.S. Bancorp	328,700	10,981,867

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wells Fargo & Company	199,700	$6,795,791

		57,922,778
Consumer Finance - 2.2%
Capital One Financial Corp.	305,000	17,241,650
Diversified Financial Services - 2.1%
Bank of America Corp.	589,900	4,713,301
Citigroup, Inc.	107,900	3,205,709
JPMorgan Chase & Company	217,640	8,083,150

		16,002,160
Insurance - 7.0%
ACE, Ltd.	136,200	10,042,026
Berkshire Hathaway, Inc., Class B (I)	205,000	17,289,700
Marsh & McLennan Companies, Inc.	195,624	6,684,472
Prudential Financial, Inc.	152,382	8,306,343
The Travelers Companies, Inc.	195,900	12,682,566

		55,005,107
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	63,871	1,364,923
Vornado Realty Trust	62,300	5,056,891

		6,421,814
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	103,700	7,479,881

		181,468,400
Health Care - 17.4%
Biotechnology - 3.2%
Celgene Corp. (I)	169,043	12,177,858
Incyte Corp. (I)(L)	244,900	4,900,449
Onyx Pharmaceuticals, Inc. (I)	114,392	8,227,073

		25,305,380
Health Care Providers & Services - 6.8%
Cigna Corp.	182,235	8,340,896
Community Health Systems, Inc. (I)	341,607	9,237,053
DaVita, Inc. (I)	75,705	7,363,825
Express Scripts Holding Company (I)	229,500	14,371,290
Laboratory Corp. of America Holdings (I)(L)	84,400	7,422,980
McKesson Corp.	72,513	6,316,607

		53,052,651
Life Sciences Tools & Services - 2.4%
Life Technologies Corp. (I)	97,777	4,664,941
Thermo Fisher Scientific, Inc.	246,160	14,117,276

		18,782,217
Pharmaceuticals - 5.0%
Eli Lilly & Company	258,000	11,586,780
Pfizer, Inc.	166,670	3,976,746
Teva Pharmaceutical Industries, Ltd., ADR	295,500	11,695,890
Watson Pharmaceuticals, Inc. (I)	150,100	12,210,635

		39,470,051

		136,610,299
Industrials - 7.7%
Aerospace & Defense - 0.5%
United Technologies Corp.	50,926	4,066,441
Air Freight & Logistics - 0.2%
FedEx Corp.	14,724	1,290,264
Airlines - 0.1%
United Continental Holdings, Inc. (I)(L)	28,914	533,463

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 2.5%
Jacobs Engineering Group, Inc. (I)	207,500	$8,204,550
URS Corp.	326,000	11,869,660

		20,074,210
Machinery - 2.7%
Dover Corp.	72,500	4,191,225
Eaton Corp. (L)	169,100	7,562,152
Kennametal, Inc.	130,020	4,789,937
Nordson Corp.	74,536	4,383,462

		20,926,776
Marine - 0.1%
Kirby Corp. (I)	9,716	511,547
Road & Rail - 1.6%
CSX Corp.	460,175	10,335,531
Kansas City Southern	31,734	2,453,990

		12,789,521

		60,192,222
Information Technology - 9.2%
Computers & Peripherals - 1.0%
EMC Corp. (I)	188,666	4,960,029
NCR Corp. (I)	117,900	2,639,781

		7,599,810
Electronic Equipment, Instruments & Components - 2.3%
Anixter International, Inc. (L)	189,522	11,395,958
Arrow Electronics, Inc. (I)	189,600	6,873,000

		18,268,958
Internet Software & Services - 1.5%
eBay, Inc. (I)	247,507	11,749,157
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Corp., Class A (I)	236,100	8,388,633
Intel Corp.	112,600	2,795,858
Texas Instruments, Inc.	271,500	7,884,360
Xilinx, Inc.	121,800	4,130,238

		23,199,089
Software - 1.5%
Microsoft Corp.	377,100	11,622,222

		72,439,236
Materials - 4.5%
Chemicals - 2.3%
Ashland, Inc. (L)	91,000	6,700,330
E.I. du Pont de Nemours & Company	71,130	3,538,718
PPG Industries, Inc.	30,259	3,329,095
Sigma-Aldrich Corp. (L)	59,979	4,260,308

		17,828,451
Construction Materials - 0.5%
Eagle Materials, Inc.	99,924	4,261,759
Metals & Mining - 0.9%
Reliance Steel & Aluminum Company	133,100	6,845,333
Paper & Forest Products - 0.8%
International Paper Company	175,600	6,068,736

		35,004,279
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	215,000	7,877,600

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	213,700	$9,176,278

		17,053,878

		17,053,878
Utilities - 3.9%
Electric Utilities - 2.7%
Duke Energy Corp.	88,999	5,765,355
Edison International	50,100	2,193,879
NextEra Energy, Inc.	135,840	9,143,390
Xcel Energy, Inc.	157,400	4,389,886

		21,492,510
Multi-Utilities - 1.2%
Dominion Resources, Inc.	105,900	5,557,632
PG&E Corp.	84,300	3,659,463

		9,217,095

		30,709,605

TOTAL COMMON STOCKS (Cost $696,480,090)		$776,079,310

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	4,294,459	42,979,371

TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,965,745)		$42,979,371

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 08/31/2012 at 0.010% to be
repurchased at $8,100,009 on 09/04/2012,
collateralized by $8,170,000 U.S. Treasury
Note, 1.000% due 01/15/2014 (valued at
$8,266,921, including interest)	$8,100,000	$8,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,100,000)		$8,100,000

Total Investments (All Cap Value Fund)
(Cost $747,545,835) - 105.6%		$827,158,681
Other assets and liabilities, net - (5.6%)		(43,920,711)

TOTAL NET ASSETS - 100.0%		$783,237,970

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.9%
Consumer Discretionary - 17.8%
Auto Components - 1.0%
Allison Transmission Holdings, Inc. (L)	246,210	$4,375,132
Dana Holding Corp.	86,220	1,177,765
Modine Manufacturing Company (I)(L)	418,457	2,933,384
Stoneridge, Inc. (I)(L)	246,180	1,555,858
Tenneco, Inc. (I)	46,850	1,422,835
The Goodyear Tire & Rubber Company (I)	88,515	1,079,883

		12,544,857
Automobiles - 0.5%
Great Wall Motor Company, Ltd., H Shares	118,020	267,921
Harley-Davidson, Inc.	77,055	3,233,228
Peugeot SA (I)(L)	63,820	481,387

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Renault SA	33,308	$1,551,781

		5,534,317
Distributors - 0.1%
LKQ Corp. (I)	21,710	819,335
Hotels, Restaurants & Leisure - 1.3%
Accor SA	81,731	2,576,057
Burger King Worldwide, Inc. (I)	615,423	8,018,962
Compass Group PLC	131,710	1,483,458
Dunkin’ Brands Group, Inc.	120,230	3,502,300
Sands China, Ltd.	112,100	397,881

		15,978,658
Household Durables - 1.7%
Furniture Brands International, Inc. (I)(L)	550,996	556,506
Jarden Corp. (I)	9,340	451,402
NVR, Inc. (I)(L)	9,245	7,656,524
PDG Realty SA Empreendimentos
e Participacoes	109,597	213,266
PulteGroup, Inc. (I)(L)	758,815	10,380,589
Whirlpool Corp.	13,300	1,003,618

		20,261,905
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (I)	52,975	13,149,984
Expedia, Inc. (L)	18,195	934,495
HSN, Inc.	66,190	2,980,536
Shutterfly, Inc. (I)(L)	49,365	1,468,609

		18,533,624
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (L)	126,775	4,755,330
Mattel, Inc.	103,158	3,624,972
Polaris Industries, Inc. (L)	8,550	642,875

		9,023,177
Media - 3.9%
AMC Networks, Inc., Class A (I)	76,925	3,026,230
Charter Communications, Inc., Class A (I)	20,120	1,565,336
Comcast Corp., Class A	79,550	2,667,312
Comcast Corp., Special Class A	122,280	4,019,344
DIRECTV (I)	22,731	1,184,058
Discovery Communications, Inc., Series C (I)	15,160	785,440
Focus Media Holding, Ltd., ADR	49,700	1,195,285
Liberty Global, Inc., Class A (I)	26,730	1,477,367
Omnicom Group, Inc.	142,188	7,304,198
Pandora Media, Inc. (I)	216,840	2,599,912
The Walt Disney Company	164,272	8,126,536
Thomson Reuters Corp. (L)	121,400	3,453,830
Time Warner, Inc.	183,390	7,619,855
Viacom, Inc., Class B	43,712	2,186,037

		47,210,740
Multiline Retail - 1.7%
Family Dollar Stores, Inc.	106,605	6,784,342
Kohl’s Corp.	71,720	3,743,784
Maoye International Holdings, Ltd.	5,124,940	908,023
Target Corp.	143,492	9,196,402

		20,632,551
Specialty Retail - 3.3%
Abercrombie & Fitch Company, Class A (L)	140,215	5,046,338
Advance Auto Parts, Inc.	74,465	5,295,951
AutoZone, Inc. (I)	5,819	2,104,383
CarMax, Inc. (I)(L)	19,970	610,882
Foot Locker, Inc.	18,900	653,373
GameStop Corp., Class A (L)	43,100	822,348

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
GNC Holdings, Inc., Class A	106,200	$4,125,870
Lowe’s Companies, Inc.	495,846	14,121,694
Monro Muffler Brake, Inc. (L)	6,545	221,548
Urban Outfitters, Inc. (I)	148,440	5,572,438
Zhongsheng Group Holdings, Ltd.	892,125	1,123,615

		39,698,440
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (I)(L)	38,240	1,893,645
Fifth & Pacific Companies, Inc. (I)(L)	216,723	2,871,580
Hanesbrands, Inc. (I)	312,980	10,149,941
Lululemon Athletica, Inc. (I)	9,150	596,489
PVH Corp.	74,600	7,004,940
Samsonite International SA	724,085	1,349,741
Under Armour, Inc., Class A (I)(L)	12,375	720,349

		24,586,685

		214,824,289
Consumer Staples - 4.7%
Beverages - 1.4%
Constellation Brands, Inc., Class A (I)	69,000	2,272,860
Molson Coors Brewing Company, Class B	113,195	5,041,705
PepsiCo, Inc.	125,646	9,100,540

		16,415,105
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	170,451	7,764,043
Wal-Mart Stores, Inc.	42,770	3,105,102

		10,869,145
Food Products - 1.8%
Asian Bamboo AG (L)	51,322	396,864
Asian Citrus Holdings, Ltd.	4,165,488	2,001,182
China Minzhong Food Corp. Ltd. (I)(L)	1,192,960	690,892
General Mills, Inc.	113,148	4,450,111
Kraft Foods, Inc., Class A	181,255	7,527,520
PureCircle, Ltd. (I)(L)	877,565	2,675,952
Unilever NV - NY Shares	116,400	4,048,392

		21,790,913
Tobacco - 0.6%
Altria Group, Inc.	77,750	2,640,390
Philip Morris International, Inc.	51,650	4,612,345

		7,252,735

		56,327,898
Energy - 9.6%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	252,150	11,498,040
Halliburton Company	212,410	6,958,552
McDermott International, Inc. (I)	290,060	3,231,268
Patterson-UTI Energy, Inc. (L)	179,705	2,729,719
Superior Energy Services, Inc. (I)	52,010	1,080,248
Trican Well Service, Ltd.	102,100	1,232,554

		26,730,381
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.	206,237	14,286,037
BG Group PLC (I)	354,247	7,225,503
Cabot Oil & Gas Corp.	62,250	2,577,773
Cheniere Energy, Inc. (I)(L)	135,695	2,002,858
Chesapeake Energy Corp. (L)	31,680	613,008
Chevron Corp.	72,400	8,120,384
Cobalt International Energy, Inc. (I)	444,152	10,086,692
Exxon Mobil Corp.	65,550	5,722,515
Inpex Corp.	138	788,772

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
JX Holdings, Inc.	304,625	$1,586,503
Karoon Gas Australia, Ltd. (I)	658,320	2,768,857
KiOR, Inc., Class A (I)(L)	96,749	740,130
Occidental Petroleum Corp.	139,966	11,898,510
Pioneer Natural Resources Company	7,175	698,558
Rosetta Resources, Inc. (I)(L)	48,100	2,065,414
Royal Dutch Shell PLC, ADR, Class B (L)	80,900	5,840,171
SemGroup Corp., Class A (I)	39,720	1,411,649
Southwestern Energy Company (I)	107,805	3,355,970
Tesoro Corp.	45,070	1,791,082
Uranium One, Inc. (I)(L)	907,985	2,173,822
Valero Energy Corp.	91,640	2,864,666

		88,618,874

		115,349,255
Financials - 10.9%
Capital Markets - 2.0%
BlackRock, Inc.	24,300	4,285,791
Invesco, Ltd.	238,465	5,646,851
LPL Financial Holdings, Inc.	48,820	1,399,669
Matsui Securities Company, Ltd. (L)	242,310	1,494,808
SBI Holdings, Inc. (L)	23,845	1,463,294
SEI Investments Company	313,510	6,818,843
T. Rowe Price Group, Inc.	56,940	3,498,394

		24,607,650
Commercial Banks - 3.3%
China Construction Bank Corp., H Shares	1,134,310	748,100
Cullen/Frost Bankers, Inc. (L)	15,665	870,974
First Niagara Financial Group, Inc.	152,040	1,199,596
First Republic Bank	68,060	2,224,881
Industrial & Commercial Bank of China,
H Shares	1,337,820	730,335
M&T Bank Corp.	84,555	7,347,830
PNC Financial Services Group, Inc.	159,948	9,942,368
Wells Fargo & Company	470,478	16,010,366

		39,074,450
Consumer Finance - 0.1%
Capital One Financial Corp.	10,600	599,218
Discover Financial Services	19,290	747,102

		1,346,320
Diversified Financial Services - 2.5%
Bank of America Corp.	1,647,119	13,160,481
JPMorgan Chase & Company	278,741	10,352,441
NYSE Euronext	128,010	3,206,651
PHH Corp. (I)(L)	180,195	3,144,403

		29,863,976
Insurance - 2.3%
ACE, Ltd.	75,115	5,538,229
Alleghany Corp. (I)	9,720	3,277,098
Aon PLC	11,400	592,344
Berkshire Hathaway, Inc., Class B (I)	32,920	2,776,473
China Taiping Insurance
Holdings Company, Ltd. (I)	848,305	1,123,199
Cincinnati Financial Corp.	18,650	721,009
Marsh & McLennan Companies, Inc.	223,300	7,630,161
Unum Group (L)	246,395	4,807,166
W.R. Berkley Corp.	13,780	515,096
XL Group PLC	12,400	286,688

		27,267,463
Real Estate Investment Trusts - 0.7%
Public Storage	9,300	1,353,708

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Rayonier, Inc.	21,000	$1,028,790
Two Harbors Investment Corp.	75,700	877,363
Weyerhaeuser Company	202,450	5,043,030

		8,302,891
Real Estate Management & Development - 0.0%
BR Malls Participacoes SA	36,700	457,417

		130,920,167
Health Care - 14.6%
Biotechnology - 2.3%
Algeta ASA (I)	74,502	1,900,876
Amgen, Inc.	7,125	597,930
Arena Pharmaceuticals, Inc. (I)(L)	195,670	1,768,857
Ariad Pharmaceuticals, Inc. (I)	37,855	778,299
Biogen Idec, Inc. (I)	33,315	4,883,646
BioMarin Pharmaceutical, Inc. (I)(L)	34,755	1,297,752
Cubist Pharmaceuticals, Inc. (I)	51,400	2,374,680
Exelixis, Inc. (I)(L)	236,500	1,047,695
Gilead Sciences, Inc. (I)	56,065	3,234,390
Medivation, Inc. (I)	4,125	432,548
Onyx Pharmaceuticals, Inc. (I)	24,170	1,738,306
Pharmacyclics, Inc. (I)	11,445	765,899
Regeneron Pharmaceuticals, Inc. (I)	28,747	4,255,993
Rigel Pharmaceuticals, Inc. (I)	67,300	627,236
Seattle Genetics, Inc. (I)(L)	57,380	1,522,865
Vertex Pharmaceuticals, Inc. (I)	20,040	1,068,733

		28,295,705
Health Care Equipment & Supplies - 2.8%
Edwards Lifesciences Corp. (I)	132,590	13,538,765
Hologic, Inc. (I)	641,960	12,601,675
Medtronic, Inc.	201,697	8,201,000

		34,341,440
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	137,450	5,436,148
Catamaran Corp. (I)	162,078	14,125,098
Cigna Corp.	143,270	6,557,468

		26,118,714
Health Care Technology - 0.2%
CareView Communications, Inc. (I)(L)	1,940,070	1,959,471
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	117,180	4,354,409
Pharmaceuticals - 6.7%
Elan Corp. PLC, ADR (I)(L)	137,412	1,561,000
Eli Lilly & Company	208,740	9,374,513
Johnson & Johnson	211,068	14,232,315
MAP Pharmaceuticals, Inc. (I)	62,650	842,016
Merck & Company, Inc.	523,316	22,528,754
Mylan, Inc. (I)	37,500	883,875
Pfizer, Inc.	211,329	5,042,310
Roche Holdings AG	79,359	14,438,103
Teva Pharmaceutical Industries, Ltd., ADR	136,925	5,419,492
TherapeuticsMD, Inc. (I)	613,427	2,079,518
Watson Pharmaceuticals, Inc. (I)	48,150	3,917,003

		80,318,899

		175,388,638
Industrials - 11.9%
Aerospace & Defense - 3.4%
Cubic Corp.	14,130	713,424
DigitalGlobe, Inc. (I)(L)	169,640	3,523,423
General Dynamics Corp.	83,464	5,467,727

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
GeoEye, Inc. (I)(L)	30,200	$810,266
Lockheed Martin Corp.	80,056	7,296,304
Northrop Grumman Corp.	108,877	7,282,783
Rolls-Royce Holdings PLC (I)	302,348	3,933,079
Safran SA	102,698	3,591,710
Textron, Inc. (L)	20,200	539,744
TransDigm Group, Inc. (I)	32,688	4,531,211
United Technologies Corp.	43,700	3,489,445

		41,179,116
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	82,750	3,029,478
United Parcel Service, Inc., Class B	110,570	8,161,172

		11,190,650
Airlines - 0.4%
AirAsia BHD	1,195,367	1,320,119
Delta Air Lines, Inc. (I)	330,300	2,857,095
United Continental Holdings, Inc. (I)(L)	60,050	1,107,923

		5,285,137
Building Products - 0.6%
Lennox International, Inc. (L)	132,340	6,287,473
Owens Corning, Inc. (I)	42,200	1,407,792

		7,695,265
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. (I)	268,530	1,769,613
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (I)	82,260	3,252,560
Electrical Equipment - 0.5%
Polypore International, Inc. (I)(L)	174,218	5,648,148
Industrial Conglomerates - 0.9%
3M Company	73,204	6,778,690
Tyco International, Ltd.	78,250	4,411,735

		11,190,425
Machinery - 1.7%
Eaton Corp. (L)	102,300	4,574,856
Flowserve Corp.	5,600	714,896
IDEX Corp.	44,170	1,760,616
Meritor, Inc. (I)	219,365	980,562
PACCAR, Inc. (L)	129,190	5,155,973
Pall Corp. (L)	42,765	2,373,885
Stanley Black & Decker, Inc.	61,820	4,066,520
Vallourec SA	11,477	531,299
Wabtec Corp.	9,120	712,637

		20,871,244
Professional Services - 1.3%
IHS, Inc., Class A (I)	88,930	10,141,577
Intertek Group PLC	10,627	474,212
Manpower, Inc.	33,400	1,239,474
Verisk Analytics, Inc., Class A (I)	67,325	3,266,609

		15,121,872
Road & Rail - 1.1%
Canadian National Railway Company (L)	27,840	2,547,469
Canadian Pacific Railway Ltd.	26,050	2,154,596
Hertz Global Holdings, Inc. (I)(L)	291,130	4,128,223
Landstar System, Inc.	63,890	3,020,080
Union Pacific Corp.	11,870	1,441,493

		13,291,861
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Company, Inc., Class A	76,160	5,277,888

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc. (I)(L)	39,200	$1,266,552

		6,544,440

		143,040,331
Information Technology - 19.2%
Communications Equipment - 1.5%
Acme Packet, Inc. (I)(L)	117,745	2,247,752
Cisco Systems, Inc.	612,956	11,695,200
JDS Uniphase Corp. (I)	107,895	1,207,345
QUALCOMM, Inc.	39,380	2,420,295

		17,570,592
Computers & Peripherals - 1.8%
3D Systems Corp. (I)(L)	58,110	2,539,988
Apple, Inc.	18,501	12,307,605
Gemalto NV (L)	5,374	425,570
SanDisk Corp. (I)	134,290	5,535,434
Toshiba Corp.	306,045	985,807

		21,794,404
Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc. (I)	214,755	7,784,869
Avnet, Inc. (I)	20,205	650,803
Hon Hai Precision Industry Company, Ltd.	283,776	808,385
Jabil Circuit, Inc.	138,315	3,150,816
Trimble Navigation, Ltd. (I)	14,460	709,263
Universal Display Corp. (I)(L)	31,005	1,251,672

		14,355,808
Internet Software & Services - 3.9%
Akamai Technologies, Inc. (I)	18,900	708,939
eBay, Inc. (I)	204,930	9,728,027
Equinix, Inc. (I)(L)	60,250	11,908,413
Google, Inc., Class A (I)	3,700	2,534,833
IAC/InterActiveCorp	143,990	7,464,442
LinkedIn Corp., Class A (I)	88,547	9,501,093
Tencent Holdings, Ltd.	19,445	596,189
VeriSign, Inc. (I)(L)	79,000	3,766,720
Web.com Group, Inc. (I)	72,912	1,213,985

		47,422,641
IT Services - 2.2%
Automatic Data Processing, Inc.	72,532	4,212,659
Cognizant Technology
Solutions Corp., Class A (I)	84,660	5,441,945
Paychex, Inc. (L)	17,600	585,376
Sapient Corp. (I)	167,045	1,688,825
Teradata Corp. (I)	6,100	465,918
The Western Union Company (L)	717,107	12,628,254
Vantiv, Inc., Class A (I)	24,650	556,104
VeriFone Systems, Inc. (I)(L)	31,515	1,094,831

		26,673,912
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	163,400	6,493,516
ASML Holding NV (L)	37,660	2,137,958
Avago Technologies, Ltd.	112,070	4,098,400
GT Advanced Technologies Inc. (I)	224,000	1,299,200
Intel Corp.	206,300	5,122,429
Micron Technology, Inc. (I)	203,400	1,263,114
NXP Semiconductor NV (I)	23,800	555,016
RF Micro Devices, Inc. (I)(L)	273,365	1,025,119
Skyworks Solutions, Inc. (I)	366,570	11,165,722
Xilinx, Inc.	90,800	3,079,028

		36,239,502

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 5.6%
Activision Blizzard, Inc. (L)	680,640	$8,004,326
ANSYS, Inc. (I)(L)	36,965	2,576,461
Cadence Design Systems, Inc. (I)(L)	656,270	8,662,764
Citrix Systems, Inc. (I)	4,600	357,374
Concur Technologies, Inc. (I)(L)	89,000	6,443,600
FactSet Research Systems, Inc. (L)	23,735	2,190,028
Fortinet, Inc. (I)	22,900	607,079
Microsoft Corp.	239,205	7,372,298
Oracle Corp.	396,044	12,534,793
Red Hat, Inc. (I)	20,120	1,127,525
Rovi Corp. (I)	58,160	892,174
Salesforce.com, Inc. (I)(L)	38,050	5,524,099
SolarWinds, Inc. (I)	9,800	537,824
Solera Holdings, Inc.	162,330	6,676,633
Synopsys, Inc. (I)	25,440	840,283
TIBCO Software, Inc. (I)	86,610	2,591,371
TiVo, Inc. (I)	66,330	602,940

		67,541,572

		231,598,431
Materials - 5.7%
Chemicals - 3.0%
Ashland, Inc.	13,800	1,016,094
Celanese Corp., Series A	92,145	3,525,468
CF Industries Holdings, Inc.	15,680	3,245,917
FMC Corp.	9,000	488,880
Innospec, Inc. (I)	3,900	122,694
LyondellBasell Industries NV, Class A (L)	84,120	4,108,421
Methanex Corp. (L)	90,726	2,704,542
Mitsubishi Gas & Chemicals Company, Inc.	165,885	935,952
Monsanto Company	3,200	278,752
PTT Global Chemical PCL	461,400	920,297
The Dow Chemical Company	130,100	3,813,231
The Mosaic Company	177,415	10,274,103
The Sherwin-Williams Company	23,930	3,423,904
W.R. Grace & Company (I)	13,000	750,880
Westlake Chemical Corp.	6,600	453,948

		36,063,083
Containers & Packaging - 0.4%
Graphic Packaging Holding Company (I)	154,800	865,332
Packaging Corp. of America	79,190	2,535,664
Silgan Holdings, Inc.	48,335	2,026,687

		5,427,683
Metals & Mining - 1.0%
China Metal Recycling Holdings, Ltd. (L)	529,920	424,936
Continental Gold Ltd. (I)	225,320	1,718,901
Detour Gold Corp. (I)	96,230	2,421,003
Fortescue Metals Group, Ltd. (L)	247,391	922,316
Molycorp, Inc. (I)(L)	224,985	2,589,577
Mongolian Mining Corp. (I)	960,085	444,061
Royal Gold, Inc.	7,300	642,546
SunCoke Energy, Inc. (I)	200,790	3,176,498

		12,339,838
Paper & Forest Products - 1.3%
International Paper Company	236,375	8,169,120
Louisiana-Pacific Corp. (I)	283,190	3,800,410
Norbord, Inc. (I)	214,000	3,449,617
Sino-Forest Corp. (I)(L)	157,965	0

		15,419,147

		69,249,751

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
American Tower Corp.	50,236	$3,536,614
AT&T, Inc.	126,800	4,645,952

		8,182,566
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (I)	242,585	1,176,537

		9,359,103
Utilities - 0.7%
Gas Utilities - 0.7%
UGI Corp.	292,602	8,918,509

TOTAL COMMON STOCKS (Cost $1,102,383,288)		$1,154,976,372

SECURITIES LENDING COLLATERAL - 11.1%
Securities Lending Collateral - 11.1%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	13,419,479	134,303,488

TOTAL SECURITIES LENDING
COLLATERAL (Cost $134,299,982)		$134,303,488

SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreement - 3.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 8/31/2012 at 0.210% to be
repurchased at $47,101,099 on 09/04/2012
collateralized by $43,773,459 Government
National Mortgage Association, 3.320% -
6.000% due 06/15/2038 - 06/15/2047
(valued at $48,042,001, including interest) $	47,100,000	$47,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $47,100,000)		$47,100,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,283,783,270) - 110.9%		$1,336,379,860
Other assets and liabilities, net - (10.9%)		(131,447,829)

TOTAL NET ASSETS - 100.0%		$1,204,932,031

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 22.6%
Auto Components - 0.0%
Johnson Controls, Inc.	18,000	$489,780
Automobiles - 0.3%
Harley-Davidson, Inc.	178,400	7,485,664
Hotels, Restaurants & Leisure - 7.3%
Carnival Corp. (L)	550,500	19,091,340
Chipotle Mexican Grill, Inc. (I)	43,300	12,498,112
Las Vegas Sands Corp.	494,400	20,957,616
Marriott International, Inc., Class A (L)	443,185	16,699,211
McDonald’s Corp.	30,100	2,693,649
Starbucks Corp.	914,000	45,343,540
Starwood Hotels & Resorts Worldwide, Inc.	364,100	20,072,833
Tim Hortons, Inc.	4,000	202,200
Wynn Resorts, Ltd.	12,700	1,310,259
Yum! Brands, Inc.	291,900	18,599,868

		157,468,628

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 7.2%
Amazon.com, Inc. (I)	364,011	$90,358,450
Expedia, Inc. (L)	4,800	246,528
Groupon, Inc. (I)(L)	193,000	800,950
Liberty Interactive Corp., Series A (I)	315,500	5,754,720
priceline.com, Inc. (I)	95,800	57,917,806

		155,078,454
Media - 1.9%
Discovery Communications, Inc., Series C (I)	347,900	18,024,699
Omnicom Group, Inc.	109,900	5,645,563
The Walt Disney Company	351,900	17,408,493

		41,078,755
Multiline Retail - 0.4%
Dollar General Corp. (I)	109,200	5,576,844
Dollar Tree, Inc. (I)	85,500	4,118,535

		9,695,379
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (I)	69,800	4,688,466
Limited Brands, Inc. (L)	154,500	7,508,700
O’Reilly Automotive, Inc. (I)	164,400	13,965,780
Ross Stores, Inc.	57,400	3,971,506
The Home Depot, Inc.	80,200	4,551,350
Tiffany & Company (L)	200	12,390

		34,698,192
Textiles, Apparel & Luxury Goods - 3.9%
Coach, Inc.	189,400	11,009,822
Fossil, Inc. (I)(L)	211,300	17,949,935
Michael Kors Holdings, Ltd. (I)	110,800	5,977,660
NIKE, Inc., Class B	153,900	14,983,704
PVH Corp.	159,700	14,995,830
Ralph Lauren Corp.	117,300	18,609,645

		83,526,596

		489,521,448
Consumer Staples - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev NV, ADR	18,600	1,565,748
Monster Beverage Corp. (I)	67,000	3,948,310
The Coca-Cola Company	14,000	523,600

		6,037,658
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	152,500	6,946,375
Whole Foods Market, Inc.	142,000	13,738,500

		20,684,875

		26,722,533
Energy - 5.4%
Energy Equipment & Services - 2.7%
Cameron International Corp. (I)	258,600	14,148,006
FMC Technologies, Inc. (I)	114,400	5,358,496
Halliburton Company	49,600	1,624,896
National Oilwell Varco, Inc.	11,100	874,680
Schlumberger, Ltd.	504,008	36,480,099

		58,486,177
Oil, Gas & Consumable Fuels - 2.7%
Concho Resources, Inc. (I)	116,200	10,427,788
EOG Resources, Inc.	145,400	15,746,820
EQT Corp.	133,500	7,203,660
Occidental Petroleum Corp.	70,300	5,976,203
Pioneer Natural Resources Company	107,600	10,475,936

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (L)	131,700	$8,585,523

		58,415,930

		116,902,107
Financials - 6.5%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	85,589	4,699,692
BlackRock, Inc.	8,600	1,516,782
Franklin Resources, Inc.	297,935	34,977,569
Invesco, Ltd.	868,000	20,554,240
Morgan Stanley	25,500	382,500
Northern Trust Corp. (L)	165,911	7,704,907
State Street Corp.	83,029	3,454,006
TD Ameritrade Holding Corp. (L)	258,400	4,421,224
The Charles Schwab Corp. (L)	21,814	294,271
The Goldman Sachs Group, Inc.	11,424	1,207,745

		79,212,936
Commercial Banks - 0.6%
U.S. Bancorp	370,500	12,378,405
Wells Fargo & Company	53,600	1,824,008

		14,202,413
Consumer Finance - 1.1%
American Express Company	416,048	24,255,598
Diversified Financial Services - 0.8%
Citigroup, Inc.	9,200	273,332
IntercontinentalExchange, Inc. (I)	97,550	13,335,085
JPMorgan Chase & Company	93,200	3,461,448

		17,069,865
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	127,000	4,339,590
Prudential Financial, Inc.	28,200	1,537,182

		5,876,772

		140,617,584
Health Care - 10.7%
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (I)	196,900	21,109,649
Amgen, Inc.	12,900	1,082,568
Biogen Idec, Inc. (I)	210,800	30,901,172
Celgene Corp. (I)	244,100	17,584,964
Gilead Sciences, Inc. (I)	331,500	19,124,235
Regeneron Pharmaceuticals, Inc. (I)(L)	37,200	5,507,460
Vertex Pharmaceuticals, Inc. (I)	7,000	373,310

		95,683,358
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	110,300	6,472,404
Covidien PLC	94,600	5,302,330
Edwards Lifesciences Corp. (I)	83,800	8,556,818
Intuitive Surgical, Inc. (I)	1,950	958,991
Stryker Corp.	168,221	8,959,450

		30,249,993
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	118,000	4,666,900
Express Scripts Holding Company (I)	502,100	31,441,502
Henry Schein, Inc. (I)(L)	11,300	867,953
McKesson Corp.	338,000	29,443,180
UnitedHealth Group, Inc.	227,400	12,347,820

		78,767,355
Health Care Technology - 0.0%
Cerner Corp. (I)	400	29,256

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	198,200	$11,366,770
Pharmaceuticals - 0.8%
Allergan, Inc.	169,500	14,599,035
Perrigo Company (L)	14,400	1,583,568

		16,182,603

		232,279,335
Industrials - 13.2%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	276,600	16,167,270
Precision Castparts Corp.	191,300	30,814,604
The Boeing Company	228,800	16,336,320
United Technologies Corp.	77,100	6,156,435

		69,474,629
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	3,300	186,813
Expeditors International of Washington, Inc.	28,600	1,047,046
FedEx Corp.	358,100	31,380,303

		32,614,162
Airlines - 0.1%
United Continental Holdings, Inc. (I)(L)	67,400	1,243,530
Electrical Equipment - 0.4%
AMETEK, Inc.	6,500	223,015
Roper Industries, Inc.	67,500	6,938,325

		7,161,340
Industrial Conglomerates - 3.3%
3M Company	65,200	6,037,520
Danaher Corp.	1,216,274	65,155,798
General Electric Company	40,700	842,897

		72,036,215
Machinery - 0.1%
Caterpillar, Inc.	8,700	742,371
Stanley Black & Decker, Inc.	16,000	1,052,480

		1,794,851
Professional Services - 0.6%
IHS, Inc., Class A (I)	117,500	13,399,700
Road & Rail - 2.4%
J.B. Hunt Transport Services, Inc. (L)	60,400	3,167,376
Kansas City Southern	122,100	9,441,993
Union Pacific Corp.	324,000	39,346,560

		51,955,929
Trading Companies & Distributors - 1.6%
Fastenal Company (L)	505,600	21,786,304
W.W. Grainger, Inc. (L)	63,700	13,119,652

		34,905,956

		284,586,312
Information Technology - 32.9%
Communications Equipment - 2.6%
Juniper Networks, Inc. (I)	588,179	10,257,842
QUALCOMM, Inc.	737,523	45,328,164

		55,586,006
Computers & Peripherals - 12.1%
Apple, Inc.	352,500	234,497,100
EMC Corp. (I)	1,019,500	26,802,655

		261,299,755
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp., Class A (L)	16,200	986,094

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 9.8%
Baidu, Inc., ADR (I)(L)	324,700	$36,184,568
eBay, Inc. (I)	742,862	35,263,659
Equinix, Inc. (I)	1,200	237,180
Facebook, Inc., Class A (I)	133,659	2,311,494
Facebook, Inc., Class A (I)(L)	16,700	301,936
Facebook, Inc., Class B (I)	392,206	6,782,797
Google, Inc., Class A (I)	146,284	100,217,706
LinkedIn Corp., Class A (I)	81,400	8,734,220
Tencent Holdings, Ltd.	702,900	21,551,105

		211,584,665
IT Services - 4.5%
Accenture PLC, Class A	90,400	5,568,640
Alliance Data Systems Corp. (I)	13,800	1,899,570
Fiserv, Inc. (I)(L)	25,900	1,846,929
International Business Machines Corp.	2,000	389,700
Mastercard, Inc., Class A	137,060	57,962,674
Visa, Inc., Class A (L)	227,000	29,112,750

		96,780,263
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	108,000	4,031,640
Broadcom Corp., Class A (I)	800,000	28,424,000
Xilinx, Inc. (L)	335,975	11,392,912

		43,848,552
Software - 1.9%
Autodesk, Inc. (I)	307,000	9,532,350
Intuit, Inc.	103,400	6,053,036
Microsoft Corp.	27,266	840,338
Oracle Corp.	46,200	1,462,230
Red Hat, Inc. (I)	118,700	6,651,948
Salesforce.com, Inc. (I)(L)	121,500	17,639,370

		42,179,272

		712,264,607
Materials - 4.3%
Chemicals - 4.3%
Air Products & Chemicals, Inc.	100	8,258
Ecolab, Inc.	181,500	11,621,445
Monsanto Company	208,404	18,154,072
Praxair, Inc.	374,800	39,541,400
The Sherwin-Williams Company	166,100	23,765,588

		93,090,763

		93,090,763
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
American Tower Corp.	658,262	46,341,645

TOTAL COMMON STOCKS (Cost $1,279,890,784)		$2,142,326,334

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	5,258	0

TOTAL RIGHTS (Cost $31,665)		$0

SECURITIES LENDING COLLATERAL - 5.2%
Securities Lending Collateral - 5.2%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	11,289,447	112,985,912

TOTAL SECURITIES LENDING
COLLATERAL (Cost $112,961,243)		$112,985,912

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.1031% (Y)	547,786	547,786
T. Rowe Price Prime Reserve Investment
Fund, 0.0317% (Y)	6,537,254	6,537,254

		7,085,040

TOTAL SHORT-TERM INVESTMENTS (Cost $7,085,040)		$7,085,040

Total Investments (Blue Chip Growth Fund)
(Cost $1,399,968,732) - 104.5%		$2,262,397,286
Other assets and liabilities, net - (4.5%)		(97,390,236)

TOTAL NET ASSETS - 100.0%		$2,165,007,050

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 22.8%
Auto Components - 0.8%
BorgWarner, Inc. (I)(L)	211,322	$14,534,727
Hotels, Restaurants & Leisure - 4.5%
Chipotle Mexican Grill, Inc. (I)(L)	77,160	22,271,462
Dunkin’ Brands Group, Inc. (L)	599,668	17,468,329
Starbucks Corp.	338,335	16,784,799
Yum! Brands, Inc.	418,299	26,654,012

		83,178,602
Internet & Catalog Retail - 5.0%
Amazon.com, Inc. (I)	259,287	64,362,812
priceline.com, Inc. (I)	47,585	28,768,463

		93,131,275
Media - 1.6%
The Walt Disney Company	581,505	28,767,052
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	78,391	4,988,803
Specialty Retail - 3.4%
Inditex SA	309,847	34,370,012
TJX Companies, Inc.	614,450	28,135,666

		62,505,678
Textiles, Apparel & Luxury Goods - 7.2%
Burberry Group PLC	813,817	17,435,885
Coach, Inc. (L)	409,037	23,777,321
Lululemon Athletica, Inc. (I)(L)	376,590	24,549,902
NIKE, Inc., Class B	388,815	37,855,028
Ralph Lauren Corp.	191,246	30,341,178

		133,959,314

		421,065,451
Consumer Staples - 6.3%
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	342,801	33,549,934
Whole Foods Market, Inc.	344,145	33,296,029

		66,845,963
Food Products - 1.1%
Mead Johnson Nutrition Company	270,865	19,862,530

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 1.6%
The Estee Lauder Companies, Inc., Class A	501,435	$30,061,028

		116,769,521
Energy - 4.2%
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc. (L)	371,058	29,239,370
Oil, Gas & Consumable Fuels - 2.7%
Concho Resources, Inc. (I)(L)	284,766	25,554,901
Occidental Petroleum Corp.	282,975	24,055,705

		49,610,606

		78,849,976
Financials - 3.4%
Capital Markets - 2.1%
The Goldman Sachs Group, Inc.	367,977	38,902,528
Consumer Finance - 1.3%
American Express Company	405,780	23,656,974

		62,559,502
Health Care - 15.3%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (I)(L)	260,723	27,952,113
Biogen Idec, Inc. (I)	113,258	16,602,490
Vertex Pharmaceuticals, Inc. (I)(L)	445,193	23,742,143

		68,296,746
Health Care Providers & Services - 3.3%
Express Scripts Holding Company (I)(L)	551,789	34,553,027
UnitedHealth Group, Inc.	506,418	27,498,497

		62,051,524
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	520,442	19,339,625
Illumina, Inc. (I)(L)	238,213	10,024,003

		29,363,628
Pharmaceuticals - 6.7%
Allergan, Inc.	305,601	26,321,414
Bristol-Myers Squibb Company	656,678	21,676,941
Novo Nordisk A/S, ADR (L)	239,163	37,574,899
Perrigo Company (L)	84,083	9,246,608
Shire PLC, ADR	318,643	28,849,937

		123,669,799

		283,381,697
Industrials - 7.1%
Aerospace & Defense - 5.2%
Precision Castparts Corp.	250,776	40,394,998
The Boeing Company	428,867	30,621,104
United Technologies Corp.	325,528	25,993,411

		97,009,513
Electrical Equipment - 0.4%
Roper Industries, Inc.	62,517	6,426,122
Road & Rail - 1.5%
Union Pacific Corp.	226,793	27,541,742

		130,977,377
Information Technology - 35.7%
Communications Equipment - 1.2%
QUALCOMM, Inc.	366,340	22,515,256
Computers & Peripherals - 10.8%
Apple, Inc.	215,456	143,329,949
EMC Corp. (I)	1,712,299	45,016,341

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
NetApp, Inc. (I)	340,060	$11,738,871

		200,085,161
Internet Software & Services - 8.0%
Baidu, Inc., ADR (I)	244,134	27,206,293
Facebook, Inc., Class A (I)(L)	515,363	9,317,763
Google, Inc., Class A (I)	69,117	47,351,366
LinkedIn Corp., Class A (I)	248,857	26,702,356
Rackspace Hosting, Inc. (I)(L)	323,587	19,408,748
Tencent Holdings, Ltd.	494,513	15,161,903
Youku.com, Inc., ADR (I)(L)	100,159	1,681,670

		146,830,099
IT Services - 6.9%
International Business Machines Corp.	180,724	35,214,071
Mastercard, Inc., Class A (L)	128,237	54,231,427
Teradata Corp. (I)	97,935	7,480,275
Visa, Inc., Class A	238,945	30,644,696

		127,570,469
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	274,784	10,257,687
ARM Holdings PLC, ADR (L)	481,203	13,107,970
Avago Technologies, Ltd.	475,036	17,372,067
Broadcom Corp., Class A (I)	526,120	18,693,044

		59,430,768
Software - 5.6%
Intuit, Inc. (L)	309,764	18,133,585
Red Hat, Inc. (I)	493,705	27,667,228
Salesforce.com, Inc. (I)(L)	230,278	33,431,760
VMware, Inc., Class A (I)(L)	280,781	25,000,740

		104,233,313

		660,665,066
Materials - 1.7%
Chemicals - 1.7%
Monsanto Company	360,550	31,407,511
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
American Tower Corp.	467,254	32,894,682
Crown Castle International Corp. (I)	290,267	18,420,345

		51,315,027

		51,315,027

TOTAL COMMON STOCKS (Cost $1,286,355,000)		$1,836,991,128

SECURITIES LENDING COLLATERAL - 6.8%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	12,550,572	125,607,377

TOTAL SECURITIES LENDING
COLLATERAL (Cost $125,565,776)		$125,607,377

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	17,913,208	17,913,208

TOTAL SHORT-TERM INVESTMENTS (Cost $17,913,208)		$17,913,208

Total Investments (Capital Appreciation Fund)
(Cost $1,429,833,984) - 107.1%		$1,980,511,713
Other assets and liabilities, net - (7.1%)		(131,137,619)

TOTAL NET ASSETS - 100.0%		$1,849,374,094

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 58.5%
Consumer Discretionary - 9.4%
Auto Components - 2.2%
Delphi Automotive PLC (I)	565,800	$17,138,082
Johnson Controls, Inc.	111,400	3,031,194
TRW Automotive Holdings Corp. (I)	538,300	23,529,093

		43,698,369
Automobiles - 0.7%
General Motors Company (I)	648,900	13,854,015
Leisure Equipment & Products - 0.6%
Hasbro, Inc. (L)	337,620	12,664,126
Media - 2.9%
The McGraw-Hill Companies, Inc.	329,700	16,880,640
The Walt Disney Company (D)	795,600	39,358,332

		56,238,972
Multiline Retail - 1.8%
Dollar General Corp. (I)	517,500	26,428,725
Kohl’s Corp.	162,800	8,498,160

		34,926,885
Specialty Retail - 1.2%
Lowe’s Companies, Inc.	814,800	23,205,504

		184,587,871
Consumer Staples - 6.9%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	171,200	5,055,536
PepsiCo, Inc. (D)	257,700	18,665,211

		23,720,747
Food Products - 2.5%
General Mills, Inc.	735,700	28,935,081
Kellogg Company	379,400	19,216,610

		48,151,691
Household Products - 2.1%
The Procter & Gamble Company (D)	600,200	40,327,438
Personal Products - 0.2%
Avon Products, Inc.	293,000	4,526,850
Tobacco - 0.9%
Philip Morris International, Inc. (D)	203,200	18,145,760

		134,872,486
Energy - 3.6%
Energy Equipment & Services - 0.7%
Oil States International, Inc. (I)	32,708	2,559,088
Schlumberger, Ltd.	55,800	4,038,804
Weatherford International, Ltd. (I)	676,000	7,949,760

		14,547,652
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	101,500	8,703,625
EOG Resources, Inc. (D)	14,200	1,537,860
Exxon Mobil Corp.	57,400	5,011,020
Nexen, Inc.	178,000	4,487,380
Spectra Energy Corp.	295,000	8,336,700
The Williams Companies, Inc.	785,200	25,338,404
WPX Energy, Inc. (I)	189,533	2,956,715

		56,371,704

		70,919,356
Financials - 7.2%
Capital Markets - 4.9%
BlackRock, Inc.	152,000	26,808,240
Invesco, Ltd.	1,590,200	37,655,936

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Northern Trust Corp.	271,100	$12,589,884
TD Ameritrade Holding Corp.	1,071,400	18,331,654

		95,385,714
Commercial Banks - 0.9%
U.S. Bancorp	550,100	18,378,841
Diversified Financial Services - 0.9%
JPMorgan Chase & Company (D)	452,400	16,802,136
Insurance - 0.5%
XL Group PLC	470,800	10,884,896

		141,451,587
Health Care - 11.3%
Health Care Equipment & Supplies - 0.1%
Covidien PLC	33,700	1,888,885
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	369,200	14,221,584
Express Scripts Holding Company (D)(I)	53,200	3,331,384
Henry Schein, Inc. (I)	1,600	122,896
Laboratory Corp. of
America Holdings (I)(L)	54,100	4,758,095
McKesson Corp.	77,800	6,777,158
Quest Diagnostics, Inc.	412,400	24,937,828
UnitedHealth Group, Inc.	287,700	15,622,110

		69,771,055
Life Sciences Tools & Services - 4.2%
Agilent Technologies, Inc.	174,100	6,469,556
Thermo Fisher Scientific, Inc.	1,317,700	75,570,095

		82,039,651
Pharmaceuticals - 3.4%
Pfizer, Inc. (D)	2,805,800	66,946,388

		220,645,979
Industrials - 7.2%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	122,100	7,136,745
United Technologies Corp.	628,700	50,201,695

		57,338,440
Industrial Conglomerates - 3.1%
Danaher Corp.	1,120,000	59,998,400
Machinery - 0.7%
Actuant Corp., Class A (L)	12,035	338,424
Ingersoll-Rand PLC (D)	128,700	6,018,012
Pall Corp. (L)	138,000	7,660,380

		14,016,816
Road & Rail - 0.5%
CSX Corp.	385,900	8,667,314

		140,020,970
Information Technology - 9.0%
Communications Equipment - 0.6%
Cisco Systems, Inc. (D)	569,500	10,866,060
Computers & Peripherals - 2.5%
Apple, Inc.	68,900	45,835,036
Dell, Inc. (D)(I)	269,400	2,852,946

		48,687,982
Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity, Ltd.	912,100	32,078,557
Internet Software & Services - 0.5%
Google, Inc., Class A (I)	14,600	10,002,314

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 1.8%
Accenture PLC, Class A (D)	85,800	$5,285,280
Fiserv, Inc. (I)	369,900	26,377,569
International Business Machines Corp.	16,700	3,253,995

		34,916,844
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc. (D)	461,500	13,401,960
Software - 1.3%
Autodesk, Inc. (I)	54,100	1,679,805
Microsoft Corp. (D)	151,000	4,653,820
Oracle Corp.	602,900	19,081,785

		25,415,410

		175,369,127
Materials - 1.5%
Chemicals - 0.8%
Potash Corp. of Saskatchewan, Inc.	355,900	14,616,813
Containers & Packaging - 0.7%
Ball Corp.	39,400	1,661,498
Crown Holdings, Inc. (I)	353,800	12,825,250

		14,486,748

		29,103,561
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc. (D)	724,500	26,545,680
Utilities - 1.0%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	33,400	1,435,866
Edison International	104,100	4,558,539

		5,994,405
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (L)	148,100	3,160,454
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	271,500	5,850,825
PG&E Corp.	96,300	4,180,383

		10,031,208

		19,186,067

TOTAL COMMON STOCKS (Cost $1,006,276,641)		$1,142,702,684

PREFERRED SECURITIES - 1.2%
Consumer Discretionary - 0.2%
General Motors Company,
Series B, 4.750%	132,600	4,733,820
Financials - 0.6%
AMG Capital Trust I, 5.100%	129,500	6,761,195
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,081,250
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,780,200

		10,622,645
Utilities - 0.4%
PPL Corp., 8.750%	124,850	6,865,501
SCE Trust I, 5.625%	60,000	1,605,000

		8,470,501

TOTAL PREFERRED SECURITIES (Cost $23,531,153)		$23,826,966

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 8.9%
Consumer Discretionary - 2.2%
CCH II LLC 13.500%, 11/30/2016		$171,922	$188,255
CCO Holdings LLC 7.250%, 10/30/2017		710,000	777,450
Dollar General Corp. 4.125%, 07/15/2017		1,125,000	1,170,000
Ford Motor Credit Company LLC
2.500%, 01/15/2016		4,800,000	4,801,402
2.750%, 05/15/2015		2,300,000	2,329,794
3.875%, 01/15/2015		3,260,000	3,392,167
4.250%, 02/03/2017		1,110,000	1,161,706
5.000%, 05/15/2018		1,490,000	1,603,902
6.625%, 08/15/2017		1,225,000	1,408,418
7.000%, 10/01/2013		1,900,000	2,017,192
8.000%, 06/01/2014		1,900,000	2,105,443
Lamar Media Corp. 9.750%, 04/01/2014		840,000	942,900
MGM Resorts International
9.000%, 03/15/2020		10,710,000	11,955,037
13.000%, 11/15/2013		480,000	542,400
Turner Broadcasting System, Inc.
8.375%, 07/01/2013		3,250,000	3,453,183
Unitymedia Hessen GmbH & Company
KG 7.500%, 03/15/2019 (S)	EUR	720,000	991,649
Univision Communications, Inc.
7.878%, 11/01/2020 (S)		$4,460,000	4,783,350

			43,624,248
Consumer Staples - 0.3%
Campbell Soup Company
0.743%, 08/01/2014 (P)		5,250,000	5,275,084
Rite Aid Corp. 10.375%, 07/15/2016		250,000	263,906

			5,538,990
Energy - 1.9%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023		6,850,000	7,082,813
CONSOL Energy, Inc.
8.000%, 04/01/2017		2,670,000	2,876,925
8.250%, 04/01/2020		760,000	818,900
Denbury Resources, Inc.
8.250%, 02/15/2020		750,000	851,250
9.750%, 03/01/2016		970,000	1,052,450
EP Energy LLC 6.875%, 05/01/2019 (S)		775,000	831,188
EQT Corp.
4.875%, 11/15/2021		8,885,000	9,370,494
6.500%, 04/01/2018		1,165,000	1,344,698
Laredo Petroleum, Inc. 7.375%, 05/01/2022		400,000	430,000
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		1,775,000	1,814,938
6.500%, 09/15/2020		180,000	186,300
7.375%, 11/01/2016		180,000	201,150
Plains Exploration & Production Company
6.750%, 02/01/2022		1,600,000	1,728,000
QEP Resources, Inc. 6.875%, 03/01/2021		100,000	113,000
Range Resources Corp.
5.000%, 08/15/2022		1,450,000	1,509,813
5.750%, 06/01/2021		1,345,000	1,430,744
8.000%, 05/15/2019		3,150,000	3,480,750
SM Energy Company
6.500%, 01/01/2023 (S)		1,350,000	1,407,375
Whiting Petroleum Corp.
6.500%, 10/01/2018		325,000	349,781

			36,880,569
Financials - 0.9%
American Honda Finance Corp.
0.519%, 08/02/2013 (P)(S)		3,520,000	3,517,863
CIT Group, Inc. 5.250%, 04/01/2014 (S)		400,000	415,500
CNH Capital, Inc. 6.250%, 11/01/2016 (S)		525,000	569,625

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Host Hotels & Resorts LP
5.875%, 06/15/2019		$1,325,000	$1,450,875
6.750%, 06/01/2016		325,000	333,938
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		3,825,000	4,073,625
6.750%, 09/01/2016 (S)		2,919,000	3,254,685
7.125%, 09/01/2018 (S)		1,790,000	2,058,500
Legg Mason, Inc. 5.500%, 05/21/2019 (S)		2,460,000	2,610,262
Regions Bank 7.500%, 05/15/2018		75,000	87,375
Synovus Financial Corp.
5.125%, 06/15/2017		85,000	82,025

			18,454,273
Health Care - 0.2%
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		625,000	667,969
5.878%, 01/31/2022 (S)		350,000	371,875
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)		2,180,000	2,190,242

			3,230,086
Industrials - 0.6%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019		68,627	74,117
Continental Airlines 2009-1 Pass
Through Trust 9.000%, 07/08/2016		1,543,388	1,778,754
Continental Airlines 2009-2 Class A Pass
Through Trust 7.250%, 11/10/2019		360,698	411,196
Continental Airlines 2012-1 Class A Pass
Through Trust 4.150%, 04/11/2024		1,805,000	1,814,025
Continental Airlines 2012-1 Class B Pass
Through Trust 6.250%, 04/11/2020		435,000	443,700
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		170,000	176,163
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019		144,292	155,474
Schaeffler Finance BV
Zero Coupon 02/15/2019 (S)		1,200,000	1,317,000
7.750%, 02/15/2017 (S)		1,000,000	1,082,500
United Technologies Corp.
0.921%, 06/01/2015 (P)		3,976,000	4,030,109
US Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023		93,544	98,689

			11,381,727
Information Technology - 0.3%
First Data Corp. 7.375%, 06/15/2019 (S)		4,975,000	5,136,687
Materials - 0.0%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
6.750%, 06/29/2067 (P)	EUR	325,000	406,741
Telecommunication Services - 1.7%
American Tower Corp. 4.625%, 04/01/2015		$170,000	181,151
British Telecommunications PLC
1.593%, 12/20/2013 (P)		1,375,000	1,384,285
2.000%, 06/22/2015		935,000	955,925
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		825,000	886,875
Cricket Communications, Inc.
7.750%, 10/15/2020		6,030,000	5,849,100
Crown Castle International Corp.
7.125%, 11/01/2019		3,920,000	4,263,000
Matterhorn Mobile SA
6.750%, 05/15/2019 (S)	CHF	1,400,000	1,566,146

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Nextel Communications, Inc.
5.950%, 03/15/2014		$300,000	$300,750
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		4,980,000	5,876,400
11.500%, 11/15/2021		330,000	412,500
Unitymedia Hessen GmbH &
Company KG
7.500%, 03/15/2019 (S)		150,000	164,438
8.125%, 12/01/2017 (S)	EUR	1,430,000	1,940,298
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		$1,490,000	1,575,675
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		4,125,000	4,496,250
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		3,950,000	4,187,000

			34,039,793
Utilities - 0.8%
AmeriGas Finance LLC
6.750%, 05/20/2020		650,000	692,250
7.000%, 05/20/2022		2,475,000	2,642,063
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)		6,270,000	6,779,437
CMS Energy Corp.
6.550%, 07/17/2017		745,000	871,810
8.750%, 06/15/2019		345,000	441,308
EQT Corp. 8.125%, 06/01/2019		2,791,000	3,363,470

			14,790,338

TOTAL CORPORATE BONDS (Cost $168,040,254)			$173,483,452

CONVERTIBLE BONDS - 1.0%
Energy - 0.1%
Peabody Energy Corp. 4.750%, 12/15/2041		2,662,000	2,249,390
Industrials - 0.3%
Continental Airlines, Inc.
4.500%, 01/15/2015		3,635,000	4,511,944
Information Technology - 0.6%
Xilinx, Inc. 3.125%, 03/15/2037		10,034,000	12,166,225
Telecommunication Services - 0.0%
SBA Communications Corp.
1.875%, 05/01/2013		213,000	309,649

TOTAL CONVERTIBLE BONDS (Cost $18,996,492)			$19,237,208

TERM LOANS (M) - 10.3%
Consumer Discretionary - 3.5%
Cedar Fair LP
4.000%, 12/15/2017		1,222,214	1,223,996
Charter Communications Operating LLC
3.490%, 09/06/2016		610,989	609,461
Delta 2 Sarl
5.750%, 04/27/2017		2,992,500	3,008,959
DineEquity, Inc.
4.412%, 10/19/2017		13,442,322	13,207,647
Dollar General Corp.
2.982%, 07/06/2017		2,800,000	2,802,800
Federal-Mogul Corp.
2.177%, 12/27/2014		11,043,429	10,524,388
2.177%, 12/27/2015		5,634,402	5,369,586
Fleetpride Corp.
6.750%, 06/28/2013		1,243,750	1,249,969
Peninsula Gaming LLC
- 08/03/2017 (T)		4,550,000	4,567,062

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Univision Communications, Inc.
4.482%, 03/31/2017	$25,903,184	$25,028,952

		67,592,820
Consumer Staples - 2.3%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	39,080,023	38,648,502
Pinnacle Foods Finance LLC
4.750%, 10/17/2018	498,750	496,880
- 08/15/2018 (T)	2,600,000	2,580,500
Reynolds Group Holdings, Inc.
6.500%, 02/09/2018	976,822	982,805
6.500%, 08/09/2018	981,795	994,204
Rite Aid Corp.
4.500%, 03/03/2018	498,737	492,191

		44,195,082
Energy - 0.0%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	485,699	483,270
Financials - 0.5%
Fifth Third Processing
- 03/27/2019 (T)	1,620,938	1,616,885
Nuveen Investments, Inc.
8.250%, 03/01/2019	1,150,000	1,156,708
WorldPay US, Inc.
5.250%, 11/30/2017	7,420,454	7,412,722

		10,186,315
Health Care - 0.4%
Davita, Inc.
- 09/02/2019 (T)	3,800,000	3,783,850
HCA, Inc.
1.482%, 11/17/2012	1,740,625	1,737,000
Hologic, Inc.
4.500%, 07/19/2019	3,300,000	3,319,800

		8,840,650
Industrials - 0.6%
Colfax Corp.
4.500%, 01/13/2019	4,179,000	4,192,908
Delos Aircraft, Inc.
4.750%, 04/12/2016	250,000	251,875
Flying Fortress, Inc.
5.000%, 06/30/2017	2,550,000	2,572,313
Schaeffler AG
6.000%, 01/27/2017	4,025,000	4,038,415

		11,055,511
Information Technology - 0.9%
First Data Corp.
5.237%, 03/24/2017	18,846,914	18,493,535
Telecommunication Services - 2.1%
Crown Castle Operating Company
4.000%, 01/31/2019	7,966,421	7,953,747
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	27,297,817	27,380,693
SBA Senior Finance
3.750%, 06/30/2018	198,000	197,072
Telesat Canada
4.250%, 03/28/2019	5,325,000	5,308,359

		40,839,871

TOTAL TERM LOANS (Cost $198,090,084)		$201,687,054

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.3%
U.S. Government Agency - 3.3%
Federal Home Loan Mortgage Corporation
Series 4074, Class FK,
0.620%, 07/15/2042 (P)	$3,884,018	$3,892,377
Series 4097, Class FA,
0.700%, 08/15/2042 (P)	6,055,000	6,053,108
Series 4062, Class AF,
0.740%, 06/15/2042 (P)	3,741,859	3,745,774
Series 4060, Class FH,
0.740%, 06/15/2042 (P)	2,279,416	2,285,236
Series 4077, Class FD,
0.740%, 07/15/2042 (P)	2,034,226	2,039,763
Series 4086, Class FT,
0.740%, 07/15/2042 (P)	2,955,201	2,963,801
Series 4080, Class FA,
0.740%, 07/15/2042 (P)	2,036,972	2,042,822
Federal National Mortgage Association
Series 2012-86, Class CF,
0.636%, 04/25/2039 (P)	3,068,172	3,068,920
Series 2012-75, Class NF,
0.636%, 07/25/2042 (P)	2,900,900	2,907,028
Series 2012-79, Class FM,
0.686%, 07/25/2042 (P)	4,234,273	4,234,206
Series 2012-86, Class FC,
0.686%, 08/25/2042 (P)	3,024,805	3,024,758
Series 2012-99, Class FQ,
0.689%, 09/25/2042 (P)	5,370,000	5,378,391
Series 2012-103, Class CF,
0.697%, 09/25/2042 (P)	5,860,000	5,860,000
Series 2012-87, Class FK,
0.736%, 08/25/2042 (P)	2,770,771	2,778,983
Series 2012-18, Class FB,
0.786%, 03/25/2042 (P)	1,788,920	1,794,176
Government National
Mortgage Association
Series 2012-21, Class FQ,
0.587%, 02/20/2042 (P)	2,326,767	2,328,748
Series 2011-93, Class BF,
0.639%, 07/16/2041 (P)	2,859,114	2,863,073
Series 2012-32, Class FP,
0.639%, 03/16/2042 (P)	2,195,128	2,199,390
Series 2012-43, Class FH,
0.639%, 04/16/2042 (P)	4,722,327	4,732,212

		64,192,766

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $64,182,372)		$64,192,766

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.940%, 06/15/2017	9,050,000	9,050,000
Ford Credit Auto Owner Trust,
Series 2012-C, Class A3
0.580%, 12/15/2016	2,265,000	2,268,767
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	2,205,000	2,208,338

TOTAL ASSET BACKED SECURITIES (Cost $13,519,822)		$13,527,105

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	2,215,811	$22,176,058

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,171,012)		$22,176,058

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	5,271,571	5,271,571
T. Rowe Price Prime Reserve Investment
Fund, 0.1031% (Y)	340,534,498	340,534,498

		345,806,069
Repurchase Agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 08/31/2012 at 0.010%
to be repurchased at $393,773 on
09/04/2012, collateralized by $363,200
U.S. Treasury Notes, 3.125% due
11/15/2041 (valued at $398,045,
including interest)	$393,772	$393,772

TOTAL SHORT-TERM INVESTMENTS (Cost $346,199,841)		$346,199,841

Total Investments (Capital Appreciation Value Fund)
(Cost $1,861,007,671) - 102.8%		$2,007,033,134
Other assets and liabilities, net - (2.8%)		(53,995,851)

TOTAL NET ASSETS - 100.0%		$1,953,037,283

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 53.7%
U.S. Government - 20.8%
U.S. Treasury Bonds
2.750%, 08/15/2042	$981,000	996,481
3.000%, 05/15/2042	57,000	61,008
3.125%, 11/15/2041 to 02/15/2042	4,045,000	4,439,474
4.250%, 11/15/2040	424,000	566,305
4.375%, 05/15/2041	6,773,000	9,231,389
4.500%, 02/15/2036	4,439,000	6,068,948
6.500%, 11/15/2026	816,000	1,271,940
U.S. Treasury Notes
0.125%, 07/31/2014	7,143,000	7,129,050
0.250%, 10/31/2013 to 08/15/2015	40,057,000	40,048,951
0.375%, 04/15/2015	15,181,000	15,223,689
0.500%, 07/31/2017	8,129,000	8,096,614
0.875%, 07/31/2019	5,071,000	5,033,363
1.000%, 08/31/2019	1,129,000	1,128,824
1.625%, 08/15/2022	7,119,000	7,165,715
1.750%, 05/15/2022	1,433,000	1,463,004
2.375%, 02/28/2015	8,020,000	8,440,424
3.000%, 09/30/2016	13,963,000	15,402,934

		131,768,113
U.S. Government Agency - 32.9%
Federal Home Loan Mortgage Corp.
2.500%, TBA (C)	9,000,000	9,319,156
3.000%, 07/01/2032	279,191	299,727
3.500%, 01/01/2032 to 08/01/2032	1,249,094	1,344,747
3.500%, 10/25/2032 to 11/25/2032 (C)	1,120,000	1,204,306
4.000%, 01/01/2032 to 06/01/2042	22,177,735	24,295,862
4.500%, 05/01/2042 to 08/01/2042	10,014,346	11,214,504
5.000%, 08/01/2039 to 04/01/2042	10,040,956	11,221,773
5.500%, 07/01/2038	2,370,420	2,612,463
5.586%, 10/01/2038 (P)	131,098	140,084
5.644%, 11/01/2039 (P)	3,480,661	3,797,438
5.719%, 11/01/2037 (P)	49,937	53,537

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.901%, 03/01/2037 (P)	$81,467	$87,941
6.000%, 03/01/2034 to 03/01/2036	3,766,858	4,210,879
Federal National Mortgage Association
2.500%, TBA (C)	29,400,000	30,433,078
3.000%, 07/01/2032 to 08/01/2032	816,091	859,679
3.500%, TBA (C)	4,200,000	4,432,969
3.500%, 01/01/2032 to 08/01/2032	4,210,691	4,510,061
3.500%, 09/01/2032 (C)	868,000	935,271
4.000%, 08/01/2032 to 09/01/2042	19,294,722	21,165,300
4.000%, 07/01/2042 to 09/25/2042 (C)	14,187,330	15,561,635
4.500%, 06/01/2042 to 07/01/2042	901,603	1,009,057
5.000%, 04/01/2040 to 09/01/2041	19,547,563	21,747,105
5.500%, 09/01/2034 to 07/01/2039	977,818	1,084,829
5.860%, 09/01/2037 (P)	358,514	391,142
5.998%, 09/01/2037 (P)	82,289	89,778
6.000%, 03/01/2034 to 10/01/2038	24,611,030	27,570,658
6.270%, 09/01/2037 (P)	137,267	150,379
6.500%, 10/01/2036	129,105	145,433
Government National Mortgage Association
3.000%, 08/20/2041 to 01/20/2042 (P)	2,154,301	2,306,068
3.500%, 05/20/2041 to 10/20/2041 (P)	3,039,260	3,258,450
6.000%, 01/15/2040	3,172,721	3,570,222

		209,023,531

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $335,016,728)		$340,791,644

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Canada - 0.3%
Province of Manitoba Canada
1.750%, 05/30/2019	710,000	727,910
2.100%, 09/06/2022 (C)	630,000	638,921
Province of Ontario
2.450%, 06/29/2022	330,000	337,459

		1,704,290
Japan - 0.2%
Japan Bank for International Cooperation
1.125%, 07/19/2017	1,560,000	1,565,760
Mexico - 0.1%
Government of Mexico
5.750%, 10/12/2110	768,000	927,360
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,720,000	1,782,883
Sweden - 0.1%
Svensk Exportkredit AB
1.750%, 05/30/2017	610,000	621,431
Tunisia - 0.2%
Tunisia Government AID Bonds
1.686%, 07/16/2019	1,086,000	1,083,282

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,470,633)		$7,685,006

CORPORATE BONDS - 23.9%
Consumer Discretionary - 2.4%
CBS Corp. 4.850%, 07/01/2042	415,000	431,835
Comcast Corp. 4.650%, 07/15/2042	1,045,000	1,115,993
Daimler Finance North America LLC
1.300%, 07/31/2015 (S)	1,500,000	1,501,572

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Daimler Finance North
America LLC (continued)
1.875%, 09/15/2014 (S)	$1,485,000	$1,505,649
DIRECTV Holdings LLC
2.400%, 03/15/2017	310,000	319,234
3.800%, 03/15/2022	475,000	491,010
5.150%, 03/15/2042	475,000	485,482
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,540,000	1,559,949
5.875%, 08/02/2021	1,010,000	1,116,155
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,660,000	1,670,901
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	687,000	839,348
Omnicom Group, Inc. 3.625%, 05/01/2022	700,000	734,430
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	690,000	719,404
The Gap, Inc. 5.950%, 04/12/2021	836,000	903,430
Time Warner Cable, Inc.
4.500%, 09/15/2042	500,000	497,833
5.500%, 09/01/2041	345,000	391,064
Wyndham Worldwide Corp.
2.950%, 03/01/2017	385,000	387,969
4.250%, 03/01/2022	830,000	839,965

		15,511,223
Consumer Staples - 2.5%
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	2,045,000	2,052,916
1.375%, 07/15/2017	2,070,000	2,093,606
BAT International Finance PLC
2.125%, 06/07/2017 (S)	605,000	613,644
Kraft Foods Group, Inc.
5.000%, 06/04/2042 (S)	375,000	427,328
Kraft Foods, Inc.
5.375%, 02/10/2020	635,000	763,626
6.500%, 02/09/2040	500,000	689,685
PepsiCo, Inc.
1.250%, 08/13/2017	2,505,000	2,509,421
2.500%, 05/10/2016	695,000	733,762
Pernod-Ricard SA
5.500%, 01/15/2042 (S)	427,000	482,847
5.750%, 04/07/2021 (S)	922,000	1,074,448
Philip Morris International, Inc.
1.125%, 08/21/2017	1,240,000	1,237,735
The Coca-Cola Company 1.800%, 09/01/2016	1,125,000	1,169,814
Tyson Foods, Inc. 4.500%, 06/15/2022	1,350,000	1,363,500
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	475,000	643,175

		15,855,507
Energy - 3.4%
BP Capital Markets PLC 1.846%, 05/05/2017	605,000	619,262
Canadian Oil Sands Ltd.
6.000%, 04/01/2042 (S)	950,000	1,078,835
DCP Midstream Operating LP
4.950%, 04/01/2022	880,000	918,624
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	720,000	759,802
7.500%, 11/15/2040	290,000	377,327
Energen Corp. 4.625%, 09/01/2021	765,000	797,678
Energy Transfer Partners LP
5.200%, 02/01/2022	20,000	22,029
6.500%, 02/01/2042	495,000	562,595
9.000%, 04/15/2019	133,000	168,591

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Husky Energy, Inc. 7.250%, 12/15/2019	$237,000	$302,325
Kerr-McGee Corp. 6.950%, 07/01/2024	1,045,000	1,340,664
Kinder Morgan Energy Partners LP
5.000%, 08/15/2042	440,000	453,358
Marathon Petroleum Corp.
6.500%, 03/01/2041	925,000	1,130,250
ONEOK Partners LP 6.125%, 02/01/2041	275,000	323,701
Petrobras International Finance Company
2.875%, 02/06/2015	645,000	662,200
3.500%, 02/06/2017	1,625,000	1,681,982
Petroleos Mexicanos
1.700%, 12/20/2022	981,000	979,018
1.950%, 12/20/2022	1,230,000	1,242,989
2.000%, 12/20/2022	434,000	439,677
6.500%, 06/02/2041 (S)	130,000	160,550
Phillips 66 5.875%, 05/01/2042 (S)	375,000	443,302
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)	855,000	895,329
Shell International Finance BV
1.125%, 08/21/2017	1,570,000	1,578,481
Talisman Energy, Inc. 7.750%, 06/01/2019	500,000	631,540
Total Capital International SA
1.550%, 06/28/2017	1,925,000	1,956,264
Transocean, Inc.
6.375%, 12/15/2021	985,000	1,187,368
7.350%, 12/15/2041	295,000	397,784
Western Gas Partners LP
4.000%, 07/01/2022	368,000	375,791
5.375%, 06/01/2021	210,000	233,232

		21,720,548
Financials - 9.8%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	1,642,000	1,719,190
American Express Credit Corp.
1.750%, 06/12/2015	1,580,000	1,616,914
American International Group, Inc.
4.875%, 06/01/2022	650,000	708,979
8.250%, 08/15/2018	455,000	574,119
Bank of America Corp.
3.875%, 03/22/2017	480,000	505,794
5.700%, 01/24/2022	160,000	181,058
5.875%, 02/07/2042	325,000	369,323
6.000%, 09/01/2017	850,000	958,337
Berkshire Hathaway Finance Corp.
1.600%, 05/15/2017	950,000	973,283
Boston Properties LP
3.700%, 11/15/2018	390,000	413,786
3.850%, 02/01/2023	775,000	811,318
Citigroup Funding, Inc. 1.875%, 10/22/2012	1,735,000	1,739,251
Citigroup, Inc.
2.250%, 08/07/2015	1,065,000	1,074,228
2.650%, 03/02/2015	1,090,000	1,111,569
4.450%, 01/10/2017	1,089,000	1,173,409
4.500%, 01/14/2022	1,653,000	1,748,256
6.125%, 05/15/2018	910,000	1,055,509
Commonwealth Bank of Australia
1.950%, 03/16/2015	1,640,000	1,669,586
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA 3.875%, 02/08/2022	640,000	667,007
DDR Corp. 4.625%, 07/15/2022	455,000	471,850
Federal Realty
Investment Trust 3.000%, 08/01/2022	360,000	360,096
General Electric Capital Corp.
1.625%, 07/02/2015	1,915,000	1,948,591

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
2.300%, 04/27/2017	$945,000	$975,628
6.875%, 01/10/2039	792,000	1,084,172
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)	325,000	340,545
Hartford Financial Services Group, Inc.
6.625%, 04/15/2042	220,000	247,687
HCP, Inc.
3.150%, 08/01/2022	265,000	258,741
3.750%, 02/01/2019	1,115,000	1,161,482
5.650%, 12/15/2013	1,040,000	1,098,663
HSBC Holdings PLC
4.000%, 03/30/2022	695,000	745,654
6.800%, 06/01/2038	490,000	599,205
HSBC USA, Inc. 2.375%, 02/13/2015	2,320,000	2,377,183
Inter-American Development Bank
3.200%, 08/07/2042	475,000	472,332
3.875%, 10/28/2041	958,000	1,081,601
JPMorgan Chase & Company
2.000%, 08/15/2017	1,570,000	1,582,329
4.500%, 01/24/2022	615,000	683,401
4.650%, 06/01/2014	955,000	1,015,892
5.400%, 01/06/2042	485,000	580,193
Kilroy Realty LP
4.800%, 07/15/2018	495,000	542,033
5.000%, 11/03/2015	280,000	304,362
Lazard Group LLC
6.850%, 06/15/2017	1,440,000	1,624,471
7.125%, 05/15/2015	1,025,000	1,124,759
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	835,000	907,672
Lloyds TSB Bank PLC 4.200%, 03/28/2017	545,000	578,110
Markel Corp. 4.900%, 07/01/2022	445,000	475,260
MetLife, Inc. 4.125%, 08/13/2042	475,000	483,128
Morgan Stanley 5.500%, 07/28/2021	1,417,000	1,453,682
Murray Street Investment Trust I
4.647%, 03/09/2017	2,350,000	2,453,224
National Australia Bank, Ltd.
1.600%, 08/07/2015	990,000	997,871
NIBC Bank NV 2.800%, 12/02/2014 (S)	895,000	930,428
Nordea Bank AB
2.250%, 03/20/2015 (S)	1,460,000	1,483,068
4.875%, 05/13/2021 (S)	530,000	564,398
Primerica, Inc. 4.750%, 07/15/2022	150,000	158,671
Private Export Funding Corp.
1.450%, 08/15/2019	1,575,000	1,598,009
2.450%, 07/15/2024	1,227,000	1,235,880
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	765,000	792,358
Prudential Financial, Inc. 5.625%, 05/12/2041	187,000	208,186
Safina, Ltd. 1.550%, 01/15/2022	625,000	619,481
Svenska Handelsbanken AB
2.875%, 04/04/2017	1,720,000	1,791,610
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	1,100,000	1,135,580
5.750%, 01/24/2022	311,000	343,403
6.000%, 06/15/2020	790,000	884,380
US Bancorp 2.950%, 07/15/2022	475,000	478,905
Ventas Realty LP 4.000%, 04/30/2019	335,000	356,159
WEA Finance LLC 4.625%, 05/10/2021 (S)	280,000	304,413
Westpac Banking Corp.
1.375%, 07/17/2015 (S)	1,665,000	1,680,818
WR Berkley Corp. 4.625%, 03/15/2022	370,000	389,873

		62,056,353

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 1.6%
Amgen, Inc. 5.375%, 05/15/2043	$955,000	$1,082,548
Boston Scientific Corp. 6.400%, 06/15/2016	615,000	713,553
Celgene Corp.
1.900%, 08/15/2017	470,000	474,590
3.250%, 08/15/2022	1,260,000	1,267,120
Coventry Health Care, Inc.
5.950%, 03/15/2017	907,000	1,060,697
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	1,310,000	1,335,238
2.650%, 02/15/2017 (S)	555,000	576,664
Gilead Sciences, Inc.
4.500%, 04/01/2021	590,000	675,462
5.650%, 12/01/2041	420,000	535,499
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	1,185,000	1,209,083
Life Technologies Corp. 5.000%, 01/15/2021	490,000	556,025
WellPoint, Inc.
3.125%, 05/15/2022	625,000	623,010
4.625%, 05/15/2042	290,000	289,468

		10,398,957
Industrials - 0.5%
Experian Finance PLC 2.375%, 06/15/2017 (S)	1,100,000	1,112,015
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	245,000	259,896
4.625%, 01/13/2022 (S)	735,000	795,378
The ADT Corp.
2.250%, 07/15/2017 (S)	542,000	551,186
3.500%, 07/15/2022 (S)	727,000	755,717

		3,474,192
Information Technology - 0.1%
Hewlett-Packard Company
2.600%, 09/15/2017	395,000	391,081
Materials - 0.4%
Barrick Gold Corp. 3.850%, 04/01/2022	815,000	846,554
Teck Resources, Ltd. 6.250%, 07/15/2041	373,000	412,857
The Dow Chemical Company
5.250%, 11/15/2041	445,000	508,180
8.550%, 05/15/2019	201,000	271,461
Vale Overseas, Ltd. 4.375%, 01/11/2022	201,000	206,142

		2,245,194
Telecommunication Services - 1.4%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	456,951
3.125%, 07/16/2022	1,595,000	1,636,175
American Tower Corp.
4.500%, 01/15/2018	930,000	1,017,678
5.050%, 09/01/2020	272,000	297,523
AT&T, Inc.
0.875%, 02/13/2015	690,000	695,788
1.600%, 02/15/2017	960,000	984,413
6.400%, 05/15/2038	325,000	430,124
CenturyLink, Inc. 7.650%, 03/15/2042	340,000	354,921
Deutsche Telekom International Finance BV
2.250%, 03/06/2017 (S)	1,000,000	1,022,288
Nippon Telegraph & Telephone Corp.
1.400%, 07/18/2017	465,000	470,198
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	585,000	585,816
Verizon Wireless Capital LLC
8.500%, 11/15/2018	560,000	783,555

		8,735,430

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 1.8%
Ameren Corp. 8.875%, 05/15/2014	$720,000	$798,471
Ameren Illinois Company 2.700%, 09/01/2022	1,260,000	1,269,565
Arizona Public Service Company
4.500%, 04/01/2042	520,000	579,732
Carolina Power & Light Company
4.100%, 05/15/2042	375,000	398,649
CenterPoint Energy Houston Electric LLC
3.550%, 08/01/2042	570,000	573,561
CMS Energy Corp.
2.750%, 05/15/2014	480,000	486,128
5.050%, 03/15/2022	450,000	488,034
Comision Federal de Electricidad
5.750%, 02/14/2042 (S)	235,000	263,788
Dominion Resources, Inc. 8.875%, 01/15/2019	860,000	1,179,010
Duke Energy Corp.
1.625%, 08/15/2017	785,000	787,304
3.050%, 08/15/2022	630,000	632,522
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	640,000	678,602
Korea Gas Corp. 2.250%, 07/25/2017 (S)	390,000	390,301
MidAmerican Energy Holdings Company
6.500%, 09/15/2037	225,000	307,433
Northern Natural Gas Company
4.100%, 09/15/2042 (S)	560,000	574,079
PPL Capital Funding, Inc. 4.200%, 06/15/2022	385,000	407,032
Progress Energy, Inc. 3.150%, 04/01/2022	580,000	589,939
Southern California Edison Company
4.050%, 03/15/2042	155,000	168,926
Southwestern Electric Power Company
3.550%, 02/15/2022	1,020,000	1,065,560

		11,638,636

TOTAL CORPORATE BONDS (Cost $145,435,378)		$152,027,121

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	635,000	922,414
Los Angeles Community College District
(California) 6.750%, 08/01/2049	615,000	877,236
New Jersey State Turnpike Authority
7.102%, 01/01/2041	805,000	1,191,609
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	723,000	987,184
State of California 7.600%, 11/01/2040	560,000	760,648
State of Illinois
5.365%, 03/01/2017	375,000	416,123
5.665%, 03/01/2018	350,000	393,232
5.877%, 03/01/2019	320,000	358,099
The Ohio State University 4.800%, 06/01/2111	240,000	273,070
University of Pennsylvania
4.674%, 09/01/2112	470,000	547,682

TOTAL MUNICIPAL BONDS (Cost $5,308,839)		$6,727,297

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.4%
Commercial & Residential - 5.8%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	58,304	59,088
Series 2002-PB2, Class B,
6.309%, 06/11/2035	69,820	69,821
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	9,991	9,984
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	35,886	35,887

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4
3.834%, 12/15/2047	$602,000	$652,686
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM 5.393%, 07/15/2044 (P)	615,000	671,526
Commercial Mortgage Pass
Through Certificates
Series 2012-CR2, Class A2,
2.025%, 08/15/2045	793,000	820,461
Series 2012-CR2, Class ASB,
2.752%, 08/15/2045	793,000	822,105
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	1,196,000	1,261,731
Series 2012-CR1, Class A3,
3.391%, 05/15/2045	1,066,000	1,132,707
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	854,000	853,767
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class A3,
4.813%, 02/15/2038	298,719	306,577
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,083,000	1,171,688
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	2,683,000	3,026,376
Series 2006-C4, Class A3,
5.467%, 09/15/2039	466,000	526,498
DBUBS Mortgage Trust, Series 2011-LC2A,
Class A4 4.537%, 07/10/2044 (S)	1,387,000	1,571,991
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	1,898,325	1,994,500
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	603,000	627,433
Series 2001-C2, Class B,
6.790%, 04/15/2034	92,827	92,693
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,912,000	2,106,619
Series 2007-GG11, Class A4,
5.736%, 12/10/2049	745,000	851,034
GS Mortgage Securities Corp. II,
Series 2010-C1, Class A2
4.592%, 08/10/2043 (S)	365,000	416,454
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,510,538	1,656,439
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-CBX, Class A3,
3.139%, 06/16/2045	627,000	664,712
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	380,979	407,888
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	2,103,001	2,249,013
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	638,000	699,566
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	1,033	1,032
Series 2011-C3A, Class A4,
4.717%, 02/15/2046 (S)	497,000	568,983
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,285,000	1,364,827

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JP Morgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	$231,016	$242,635
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	170,000	170,294
Series 2007-C1, Class A4,
5.716%, 02/15/2051	328,000	381,963
Series 2007-LD11, Class A4,
6.003%, 06/15/2049 (P)	1,505,000	1,712,062
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	302,788
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LDPX,
Class A3 5.420%, 01/15/2049	496,000	566,035
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.073%, 07/15/2044 (P)	300,000	317,051
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	190,020	194,001
Series 2005-C3, Class AM,
4.794%, 07/15/2040	1,109,000	1,188,880
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	338,000	355,497
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-4, Class A3
5.172%, 12/12/2049 (P)	1,476,000	1,677,790
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C5, Class A3
2.825%, 08/15/2045	928,000	960,604
Morgan Stanley Capital I
Series 2012-C4, Class A4,
3.244%, 03/15/2045	1,067,000	1,120,284
Series 2004-T13, Class A3,
4.390%, 09/13/2045	101,811	102,744
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	274,000	277,158
Series 2001-TOP3, Class A4,
6.390%, 07/15/2033	21,335	21,319
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.346%, 02/25/2047 (P)	24,436	21,093
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	98,578	102,076
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	173,002	181,787
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	156,595	158,699

		36,748,846
U.S. Government Agency - 6.6%
Federal Home Loan Mortgage Corp.
Series K014, Class A2,
3.871%, 04/25/2021	887,000	1,011,464
Series 3704, Class CA,
4.000%, 12/15/2036	13,237,356	14,111,974
Series 3664, Class DA,
4.000%, 11/15/2037	653,181	682,621

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3631, Class PA,
4.000%, 02/15/2040	$1,209,982	$1,279,663
Series K005, Class A2,
4.317%, 11/25/2019	918,000	1,059,456
Series 3715, Class PC,
4.500%, 08/15/2040	250,000	283,798
Series K003, Class AAB,
4.768%, 05/25/2018	710,000	802,760
Series 3407, Class B,
5.500%, 01/15/2038	735,000	808,465
Series 3613, Class HJ,
5.500%, 12/15/2039	3,943,729	4,482,324
Series 2980, Class QA,
6.000%, 05/15/2035	234,841	265,208
Series T-48, Class 1A,
6.239%, 07/25/2033 (P)	20,048	23,273
Series 3529, Class AG,
6.500%, 04/15/2039	2,144,051	2,416,935
Series T-57, Class 1A2,
7.000%, 07/25/2043	237,424	274,385
Series T-57, Class 1A3,
7.500%, 07/25/2043	230,925	268,291
Series T-59, Class 1A3,
7.500%, 10/25/2043	315,051	362,739
Series T-60, Class 1A3,
7.500%, 03/25/2044	321,843	369,351
Federal National Mortgage Association
Series 2011-53, Class TN,
4.000%, 06/25/2041	536,883	567,262
Series 2011-78, Class D,
4.000%, 08/25/2041	305,962	324,144
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,170,000	1,311,067
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,086,000	1,235,885
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	3,455,000	3,969,622
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	425,714
Series 2010-54, Class EA,
4.500%, 06/25/2040	1,579,648	1,697,092
Series 2011-53, Class DT,
4.500%, 06/25/2041	1,332,472	1,412,133
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	391,091
Series 2002-95, Class DB,
6.000%, 01/25/2033	998,000	1,130,527
Series 2002-33, Class A2,
7.500%, 06/25/2032	241,201	285,738
Government National Mortgage Association,
Series 2010-107, Class GX
4.500%, 04/20/2039	624,000	715,243

		41,968,225

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $76,040,413)		$78,717,071

ASSET BACKED SECURITIES - 10.1%
Ally Auto Receivables Trust
Series 2012-4, Class A2,
0.480%, 05/15/2015	2,659,000	2,661,694
Series 2011-4, Class A2,
0.650%, 03/17/2014	328,776	328,994

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust
Series 2012-3, Class A1,
0.940%, 06/15/2017 (P)	$1,003,000	$1,003,000
Series 2012-1, Class A1,
1.040%, 02/15/2017 (P)	3,324,000	3,338,808
American Express Credit Account
Master Trust, Series 2012-3, Class A
0.387%, 03/15/2018 (P)	4,026,000	4,026,097
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.300%, 01/15/2016 (P)	129,000	128,962
Series 2005-A10, Class A,
0.320%, 09/15/2015 (P)	272,000	271,960
Series 2005-A6, Class A6,
0.505%, 07/15/2015 (P)	2,484,000	2,483,940
Series 2007-A8, Class A8,
0.768%, 10/15/2015 (P)	2,260,000	2,259,749
Chase Issuance Trust, Series 2008-A13,
Class A13 1.968%, 09/15/2015 (P)	997,000	1,012,778
Citibank Omni Master Trust
Series 2009-A14A, Class A14,
2.990%, 08/15/2018 (P)(S)	2,837,000	2,974,135
Series 2009-A17, Class A17,
4.900%, 11/15/2018 (S)	1,408,000	1,536,855
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.276%, 12/25/2036 (P)	9,543	9,462
Discover Card Master Trust, Series 2012-A5,
Class A5 0.444%, 01/16/2018 (P)	907,000	908,287
Ford Credit Auto Owner Trust, Series 2009-D,
Class A3 2.170%, 10/15/2013	47,074	47,104
Ford Credit Floorplan Master Owner Trust,
Series 2012-1, Class A
0.710%, 01/15/2016 (P)	2,766,000	2,774,852
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	712,934	714,040
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	807,000	823,450
Nelnet Student Loan Trust
Series 2002-2, Class A4CP,
0.480%, 09/25/2024 (P)	653,722	651,194
Series 2007-1, Class A3,
0.497%, 05/27/2025 (P)	1,434,000	1,348,487
Series 2006-1, Class A4,
0.524%, 11/23/2022 (P)	2,232,217	2,224,726
Series 2005-1, Class A5,
0.561%, 10/25/2033 (P)	1,969,000	1,824,088
Series 2005-2, Class A5,
0.568%, 03/23/2037 (P)	3,052,000	2,842,014
Series 2007-2A, Class A3L,
0.818%, 03/25/2026 (P)(S)	3,993,000	3,872,635
Nissan Master Owner Trust Receivables,
Series 2012-A, Class A
0.710%, 05/15/2017 (P)	627,000	630,073
Santander Drive Auto Receivables Trust
Series 2012-5, Class A2,
0.570%, 12/15/2015	1,223,000	1,224,250
Series 2012-5, Class A3,
0.830%, 12/15/2016	698,000	701,551
SLC Student Loan Trust, Series 2010-1,
Class A 1.302%, 11/25/2042 (P)	1,333,130	1,344,872
SLM Student Loan Trust
Series 2007-2, Class A2,
0.451%, 07/25/2017 (P)	539,736	538,721

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2005-1, Class A2,
0.531%, 04/27/2020 (P)	$572,946	$568,537
Series 2005-9, Class A4,
0.551%, 01/25/2023 (P)	447,757	447,791
Series 2005-5, Class A3,
0.551%, 04/25/2025 (P)	143,000	140,419
Series 2004-5, Class A4,
0.601%, 01/25/2021 (P)	472,027	471,450
Series 2012-3, Class A,
0.886%, 12/26/2025 (P)	2,369,760	2,369,768
Series 2012-2, Class A,
0.936%, 01/25/2029 (P)	1,892,212	1,892,218
Series 2008-6, Class A2,
1.001%, 10/25/2017 (P)	210,894	212,071
Series 2012-B, Class A1,
1.340%, 12/15/2021 (P)(S)	2,233,253	2,240,931
Series 2012-C, Class A1,
1.340%, 08/15/2023 (P)(S)	1,908,700	1,912,100
Series 2011-C, Class A1,
1.640%, 12/15/2023 (P)(S)	2,209,998	2,225,798
Series 2012-A, Class A1,
1.640%, 08/15/2025 (P)(S)	2,261,535	2,277,917
Series 2005-6, Class A5B,
1.651%, 07/27/2026 (P)	700,000	708,609
Series 2008-5, Class A4,
2.151%, 07/25/2023 (P)	2,003,000	2,113,090
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	340,000	363,231
SMS Student Loan Trust
Series 2000-A, Class A2,
0.637%, 10/28/2028 (P)	727,695	725,737
Series 2000-B, Class A2,
0.647%, 04/28/2029 (P)	713,353	707,284

TOTAL ASSET BACKED SECURITIES (Cost $63,568,944)		$63,883,729

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	33,105,601	33,105,601

TOTAL SHORT-TERM INVESTMENTS (Cost $33,105,601)		$33,105,601

Total Investments (Core Bond Fund)
(Cost $665,946,536) - 107.6%		$682,937,469
Other assets and liabilities, net - (7.6%)		(48,119,948)

TOTAL NET ASSETS - 100.0%		$634,817,521

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.0%
Equity - 28.0%
John Hancock Funds II (G) - 28.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	895,124	$9,139,211

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Core Diversified Growth & Income
Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 12.0%
John Hancock Funds II (G) - 12.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	390,340	$3,930,728
Unaffiliated Investment Companies - 60.1%
Equity - 42.0%
American Funds Capital World Growth and
Income Fund, Class R5	34,765	1,224,410
American Funds EuroPacific Growth
Fund, Class R5	24,315	931,283
American Funds New Perspective
Fund, Class R5	41,346	1,226,326
American Funds The Growth Fund of
America, Class R5	80,559	2,643,944
American Funds The Investment Company of
America, Class R5	166,707	5,042,887
American Funds Washington Mutual Investors
Fund, Class R5	85,423	2,643,843
Fixed Income - 18.1%
American Funds U.S. Government Securities
Fund, Class R5	403,491	5,903,070

TOTAL INVESTMENT COMPANIES (Cost $29,173,774)		$32,685,702

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $29,173,774) - 100.1%		$32,685,702
Other assets and liabilities, net - (0.1%)		(19,274)

TOTAL NET ASSETS - 100.0%		$32,666,428

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.0%
Equity - 24.0%
John Hancock Funds II (G) - 24.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	357,486	$3,649,933
Fixed Income - 16.0%
John Hancock Funds II (G) - 16.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	242,193	2,438,887
Unaffiliated Investment Companies - 60.1%
Equity - 36.0%
American Funds EuroPacific Growth
Fund, Class R5	30,972	1,186,229
American Funds The Growth Fund of
America, Class R5	32,668	1,072,168
American Funds The Investment Company of
America, Class R5	70,887	2,144,336
American Funds Washington Mutual Investors
Fund, Class R5	34,642	1,072,171

Core Fundamental Holdings Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 24.1%
American Funds U.S. Government Securities
Fund, Class R5	250,377	$3,663,013

TOTAL INVESTMENT COMPANIES (Cost $13,569,412)		$15,226,737

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $13,569,412) - 100.1%		$15,226,737
Other assets and liabilities, net - (0.1%)		(14,854)

TOTAL NET ASSETS - 100.0%		$15,211,883

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
Equity - 26.0%
John Hancock Funds II (G) - 26.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	873,017	$8,913,498
Fixed Income - 14.0%
John Hancock Funds II (G) - 14.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	474,627	4,779,499
Unaffiliated Investment Companies - 60.0%
Equity - 39.1%
American Funds The Investment Company of
America, Class R5	55,080	1,666,184
American Funds Capital World Growth and
Income Fund, Class R5	83,940	2,956,350
American Funds EuroPacific Growth
Fund, Class R5	150,585	5,767,406
American Funds New Perspective
Fund, Class R5	100,154	2,970,573
Fixed Income - 20.9%
American Funds U.S. Government Securities
Fund, Class R5	490,001	7,168,718

TOTAL INVESTMENT COMPANIES (Cost $32,345,514)		$34,222,228

Total Investments (Core Global Diversification Portfolio)
(Cost $32,345,514) - 100.0%		$34,222,228
Other assets and liabilities, net - 0.0%		(15,295)

TOTAL NET ASSETS - 100.0%		$34,206,933

Emerging Markets Debt Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 13.8%
Argentina - 0.8%
Provincia de Neuquen,
7.875%, 04/26/2021 (S)	$150,000	$129,000

		129,000

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Colombia - 1.9%
Republic of Colombia,
4.375%, 07/12/2021		$250,000	$290,000

			290,000
Indonesia - 1.3%
Republic of Indonesia,
3.750%, 04/25/2022 (S)		200,000	206,750

			206,750
Mexico - 1.8%
Government of Mexico,
4.750%, 03/08/2044		250,000	280,000

			280,000
Philippines - 2.8%
Republic of Philippines
4.000%, 01/15/2021		100,000	110,375
4.950%, 01/15/2021	PHP	13,000,000	325,579

			435,954
Poland - 1.8%
Republic of Poland,
5.000%, 03/23/2022		$250,000	287,500

			287,500
South Africa - 0.7%
Republic of South Africa,
4.665%, 01/17/2024		100,000	112,375

			112,375
Sri Lanka - 1.3%
Republic of Sri Lanka,
5.875%, 07/25/2022 (S)		200,000	205,500

			205,500
Turkey - 1.4%
Export Credit Bank of Turkey,
5.875%, 04/24/2019 (S)		200,000	218,760

			218,760

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,986,094)			$2,165,839

CORPORATE BONDS - 76.8%
Argentina - 3.1%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		235,000	227,950
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016	BRL	250,000	129,933
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		$150,000	122,250

			480,133
Bermuda - 1.3%
Digicel, Ltd.
7.000%, 02/15/2020		200,000	199,000

			199,000
Brazil - 9.1%
Banco Bradesco SA
5.750%, 03/01/2022		200,000	211,000
Banco do Brasil SA
5.875%, 01/19/2023 (S)		200,000	211,500
Banco Votorantim SA
6.250%, 05/16/2016 (S)	BRL	300,000	165,511

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Brazil (continued)
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$250,000	$266,875
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q) (S)		200,000	204,646
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	154,219
Votorantim Cimentos SA
7.250%, 04/05/2041		$200,000	213,000

			1,426,751
Cayman Islands - 10.9%
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		150,000	162,419
Braskem Finance, Ltd.
7.375%, 10/04/2015 (Q) (S)		200,000	209,000
CSN Islands XII Corp.
7.000%, 09/29/2049 (Q) (S)		100,000	101,000
Intercorp Retail Trust
8.875%, 11/14/2018		250,000	273,750
IPIC GMTN Ltd.
5.500%, 03/01/2022		250,000	280,000
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q) (S)		350,000	371,000
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017		100,000	111,750
Schahin II Finance Company, SPV, Ltd.
5.875%, 09/25/2022 (S)		200,000	205,500

			1,714,419
Chile - 2.1%
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)		300,000	324,000

			324,000
Colombia - 3.4%
BanColombia SA
5.950%, 06/03/2021		200,000	220,500
Transportadora de Gas Internacional SA
ESP
5.700%, 03/20/2022 (S)		300,000	316,500

			537,000
Georgia - 3.0%
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)		250,000	252,500
Georgian Railway JSC
7.750%, 07/11/2022 (S)		200,000	220,184

			472,684
India - 1.9%
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)		200,000	202,403
State Bank of India
6.439%, 05/15/2017 (Q)		100,000	91,648

			294,051
Ireland - 0.6%
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)		100,000	99,500

			99,500

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Israel - 1.6%
Israel Electric Corp., Ltd.
6.700%, 02/10/2017	$250,000	$259,357

		259,357
Luxembourg - 2.4%
Evraz Group SA
6.750%, 04/27/2018 (S)	200,000	194,500
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	200,000	184,000

		378,500
Mexico - 6.4%
BBVA Bancomer SA
6.500%, 03/10/2021	150,000	158,626
Cemex SAB de CV
9.000%, 01/11/2018 (S)	200,000	198,500
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)	200,000	199,000
Desarrolladora Homex SAB de CV
9.750%, 03/25/2020	250,000	250,000
Servicios Corporativos Javer SAPI de CV
9.875%, 04/06/2021	200,000	197,500

		1,003,626
Mongolia - 1.3%
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)	200,000	202,000

		202,000
Netherlands - 9.2%
Ajecorp BV
6.500%, 05/14/2022 (S)	250,000	261,250
DTEK Finance BV
9.500%, 04/28/2015 (S)	150,000	147,000
Hyva Global BV
8.625%, 03/24/2016 (S)	200,000	172,000
Listrindo Capital BV
6.950%, 02/21/2019 (S)	250,000	267,655
Metinvest BV
8.750%, 02/14/2018 (S)	200,000	186,250
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	200,000	203,000
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	250,000	209,425

		1,446,580
Peru - 4.5%
Corp. Lindley SA
6.750%, 11/23/2021	250,000	278,750
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	200,000	215,000
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	200,000	214,000

		707,750
Russia - 2.8%
Sberbank of Russia
6.125%, 02/07/2022	400,000	437,520

		437,520
South Africa - 1.4%
Eskom Holdings SOC, Ltd.
5.750%, 01/26/2021 (S)	200,000	226,000

		226,000

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Sri Lanka - 1.7%
Bank of Ceylon
6.875%, 05/03/2017 (S)		$250,000	$260,000

			260,000
Turkey - 1.3%
Turkiye Halk Bankasi A/S
4.875%, 07/19/2017 (S)		200,000	205,564

			205,564
United Arab Emirates - 1.4%
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		200,000	225,400

			225,400
United Kingdom - 3.2%
Afren PLC
11.500%, 02/01/2016		200,000	224,000
OTE PLC
5.000%, 08/05/2013	EUR	250,000	272,541

			496,541
United States - 1.3%
Cemex Finance LLC
9.500%, 12/14/2016 (S)		$200,000	204,000

			204,000
Venezuela - 1.6%
Petroleos de Venezuela SA
12.750%, 02/17/2022 (S)		250,000	250,000

			250,000
Virgin Islands - 1.3%
COSL Finance BVI, Ltd.
3.250%, 09/06/2022 (S)		200,000	199,949

			199,949

TOTAL CORPORATE BONDS (Cost $11,712,758)			$12,050,325

SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreement with State
Street Corp. dated 08/31/2012 at 0.01%
to be repurchased at $500,001 on
09/04/2012, collateralized by $380,000
U.S. Treasury Bond, 4.50% due
02/15/2036 (valued at $513,209,
including interest)		500,000	500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $500,000)			$500,000

Total Investments (Emerging Markets Debt Fund)
(Cost $14,198,852) - 93.8%			$14,716,164
Other assets and liabilities, net - 6.2%			972,304

TOTAL NET ASSETS - 100.0%			$15,688,468

Equity-Income Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 94.8%
Consumer Discretionary - 12.6%
Auto Components - 0.3%
Johnson Controls, Inc.		208,700	$5,678,727
Automobiles - 0.6%
Ford Motor Company		518,900	4,846,526

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Harley-Davidson, Inc.	94,400	$3,961,024

		8,807,550
Distributors - 0.5%
Genuine Parts Company (L)	129,750	8,195,010
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. (L)	232,200	8,052,696
Marriott International, Inc., Class A (L)	151,940	5,725,099

		13,777,795
Household Durables - 1.1%
Whirlpool Corp. (L)	225,000	16,978,500
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (L)	155,900	5,847,809
Mattel, Inc.	444,900	15,633,786

		21,481,595
Media - 5.5%
Cablevision Systems Corp., Class A (L)	424,800	6,350,760
Comcast Corp., Class A	278,600	9,341,458
The Madison Square Garden, Inc., Class A (I)	139,525	5,889,350
The McGraw-Hill Companies, Inc.	283,400	14,510,080
The New York Times Company, Class A (I)(L)	456,600	4,196,154
The Walt Disney Company	357,700	17,695,419
Time Warner, Inc. (L)	531,466	22,082,412
WPP PLC	333,547	4,319,427

		84,385,060
Multiline Retail - 1.6%
Kohl’s Corp. (L)	281,600	14,699,520
Macy’s, Inc.	247,000	9,956,570

		24,656,090
Specialty Retail - 0.7%
Staples, Inc. (L)	789,000	8,615,880
Tiffany & Company (L)	29,800	1,846,110

		10,461,990

		194,422,317
Consumer Staples - 6.6%
Beverages - 1.3%
Molson Coors Brewing Company, Class B (L)	120,600	5,371,524
PepsiCo, Inc.	198,700	14,391,841

		19,763,365
Food Products - 2.9%
Archer-Daniels-Midland Company (L)	414,100	11,077,175
Campbell Soup Company (L)	393,600	13,831,104
ConAgra Foods, Inc.	359,900	9,037,089
Kellogg Company	66,300	3,358,095
McCormick & Company, Inc., Non-
Voting Shares	123,000	7,557,120

		44,860,583
Household Products - 1.8%
Energizer Holdings, Inc.	48,300	3,327,870
Kimberly-Clark Corp.	55,500	4,639,800
The Clorox Company	214,900	15,633,975
The Procter & Gamble Company	66,200	4,447,978

		28,049,623
Personal Products - 0.6%
Avon Products, Inc.	569,400	8,797,230

		101,470,801

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 13.4%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc. (L)	182,400	$12,224,448
Schlumberger, Ltd.	217,200	15,720,936

		27,945,384
Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.	211,000	14,615,970
BP PLC, ADR	216,692	9,114,066
Chevron Corp.	389,160	43,648,186
ConocoPhillips	110,500	6,275,295
CONSOL Energy, Inc.	348,300	10,518,660
Exxon Mobil Corp.	402,324	35,122,885
Hess Corp.	82,900	4,188,937
Murphy Oil Corp. (L)	306,000	15,706,980
Petroleo Brasileiro SA, ADR	198,700	4,200,518
Royal Dutch Shell PLC, ADR (L)	386,000	27,008,420
Spectra Energy Corp.	211,800	5,985,468
Valero Energy Corp.	46,100	1,441,086

		177,826,471

		205,771,855
Financials - 19.5%
Capital Markets - 2.3%
Legg Mason, Inc.	399,300	9,814,794
Morgan Stanley	251,000	3,765,000
Northern Trust Corp. (L)	298,500	13,862,340
The Bank of New York Mellon Corp. (L)	388,200	8,750,028

		36,192,162
Commercial Banks - 5.7%
PNC Financial Services Group, Inc.	218,600	13,588,175
Regions Financial Corp.	730,400	5,083,584
SunTrust Banks, Inc.	482,000	12,131,940
U.S. Bancorp	812,200	27,135,602
Wells Fargo & Company	883,600	30,068,908

		88,008,209
Consumer Finance - 3.1%
American Express Company	439,200	25,605,360
Capital One Financial Corp.	187,600	10,605,028
SLM Corp.	698,500	11,001,375

		47,211,763
Diversified Financial Services - 3.2%
Bank of America Corp.	1,719,522	13,738,981
JPMorgan Chase & Company	954,014	35,432,080

		49,171,061
Insurance - 4.5%
Lincoln National Corp.	314,098	7,293,356
Loews Corp.	132,600	5,390,190
Marsh & McLennan Companies, Inc.	505,700	17,279,769
Sun Life Financial, Inc. (L)	248,000	5,793,280
The Allstate Corp.	500,400	18,654,912
The Chubb Corp.	97,300	7,189,497
Willis Group Holdings PLC	87,500	3,265,500
XL Group PLC	198,800	4,596,256

		69,462,760
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Company (L)	428,313	10,669,277

		300,715,232
Health Care - 7.1%
Biotechnology - 0.6%
Amgen, Inc.	115,500	9,692,760

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc.	145,900	$8,822,573
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	331,000	18,982,850
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Company	389,100	12,844,191
Johnson & Johnson	307,400	20,727,982
Merck & Company, Inc.	439,600	18,924,780
Pfizer, Inc.	815,088	19,448,000

		71,944,953

		109,443,136
Industrials - 13.6%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	293,000	17,125,850
Lockheed Martin Corp. (L)	84,100	7,664,874
The Boeing Company	177,600	12,680,640

		37,471,364
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	201,200	14,850,572
Airlines - 0.5%
United Continental Holdings, Inc. (I)(L)	437,400	8,070,030
Building Products - 0.7%
Masco Corp. (L)	479,200	6,785,472
USG Corp. (I)(L)	193,600	3,980,416

		10,765,888
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	152,800	4,771,944
Electrical Equipment - 2.1%
Cooper Industries PLC	204,100	14,929,915
Emerson Electric Company	333,500	16,915,120

		31,845,035
Industrial Conglomerates - 4.3%
3M Company	243,200	22,520,320
General Electric Company	2,075,600	42,985,676

		65,505,996
Machinery - 2.3%
Illinois Tool Works, Inc. (L)	330,900	19,619,061
Ingersoll-Rand PLC	212,300	9,927,148
ITT Corp. (L)	120,150	2,390,985
Xylem, Inc.	174,200	4,231,318

		36,168,512

		209,449,341
Information Technology - 7.4%
Communications Equipment - 2.0%
Cisco Systems, Inc. (L)	654,300	12,484,044
Harris Corp. (L)	327,600	15,407,028
Nokia OYJ, ADR (L)	833,700	2,351,034

		30,242,106
Computers & Peripherals - 1.0%
Dell, Inc. (I)	853,500	9,038,565
Hewlett-Packard Company	332,900	5,619,352

		14,657,917
Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	630,800	7,563,292
IT Services - 0.8%
Computer Sciences Corp. (L)	378,300	12,185,043

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	274,300	$10,900,682
Applied Materials, Inc.	752,600	8,797,894
First Solar, Inc. (I)(L)	99,500	1,989,005
Texas Instruments, Inc.	171,000	4,965,840

		26,653,421
Software - 1.4%
Microsoft Corp.	722,900	22,279,778

		113,581,557
Materials - 4.2%
Chemicals - 0.7%
E.I. du Pont de Nemours & Company	158,100	7,865,475
International Flavors & Fragrances, Inc. (L)	35,771	2,164,861

		10,030,336
Construction Materials - 0.7%
Vulcan Materials Company	284,300	11,064,956
Metals & Mining - 1.0%
Newmont Mining Corp.	42,300	2,143,764
Nucor Corp.	372,100	14,009,565

		16,153,329
Paper & Forest Products - 1.8%
International Paper Company	583,125	20,152,800
MeadWestvaco Corp.	244,600	7,034,696

		27,187,496

		64,436,117
Telecommunication Services - 4.2%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	851,873	31,212,627
CenturyLink, Inc. (L)	231,298	9,774,653
Telefonica SA	318,053	4,015,882
Verizon Communications, Inc.	332,152	14,262,607

		59,265,769
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	1,940,136	5,593,118

		64,858,887
Utilities - 6.2%
Electric Utilities - 5.0%
Duke Energy Corp.	323,836	20,978,096
Entergy Corp.	249,100	16,958,728
Exelon Corp. (L)	447,700	16,327,619
FirstEnergy Corp.	149,875	6,549,538
Pinnacle West Capital Corp.	94,800	4,869,876
Xcel Energy, Inc.	389,100	10,851,997

		76,535,854
Multi-Utilities - 1.2%
NiSource, Inc.	664,200	16,166,628
TECO Energy, Inc.	142,900	2,480,744

		18,647,372

		95,183,226

TOTAL COMMON STOCKS (Cost $1,260,359,119)		$1,459,332,469

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.5%
General Motors Company, Series B, 4.750%	233,700	8,343,090

TOTAL PREFERRED SECURITIES (Cost $11,591,990)		$8,343,090

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 12.6%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	19,301,927	193,175,620

TOTAL SECURITIES LENDING
COLLATERAL (Cost $193,179,864)		$193,175,620

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	1,487,046	1,487,046
T. Rowe Price Reserve Investment
Fund, 0.1031% (Y)	67,253,608	67,253,608

		68,740,654

TOTAL SHORT-TERM INVESTMENTS (Cost $68,740,654)		$68,740,654

Total Investments (Equity-Income Fund)
(Cost $1,533,871,627) - 112.4%		$1,729,591,833
Other assets and liabilities, net - (12.4%)		(190,183,540)

TOTAL NET ASSETS - 100.0%		$1,539,408,293

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Belgium - 3.9%
Anheuser-Busch InBev NV	172,839	$14,536,345
China - 2.7%
Tsingtao Brewery Company, Ltd., H Shares	1,853,016	9,963,196
France - 4.9%
Danone SA	290,094	18,054,015
Germany - 5.9%
Adidas AG	176,733	13,811,269
SAP AG	121,539	8,009,292

		21,820,561
Ireland - 3.8%
Experian PLC	883,946	14,099,047
Switzerland - 6.3%
Nestle SA	180,028	11,186,271
Novartis AG	205,314	12,091,906

		23,278,177
United Kingdom - 19.3%
Compass Group PLC	1,018,707	11,473,762
Diageo PLC	553,122	15,131,236
G4S PLC	1,625,713	6,521,817
Reckitt Benckiser Group PLC	168,233	9,512,520
SABMiller PLC	663,650	29,242,174

		71,881,509
United States - 52.4%
Amazon.com, Inc. (I)	118,888	29,511,568
Amgen, Inc.	133,389	11,194,005
Apple, Inc.	7,848	5,220,804
Coca-Cola Enterprises, Inc.	258,903	7,645,406
Colgate-Palmolive Company	68,924	7,327,310
FactSet Research Systems, Inc.	135,844	12,534,326
Google, Inc., Class A (I)	5,565	3,812,526
McCormick & Company, Inc., Non-
Voting Shares	119,419	7,337,103
Omnicom Group, Inc.	222,253	11,417,137

Fundamental Global Franchise Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Oracle Corp.	365,307	$11,561,967
PepsiCo, Inc.	216,356	15,670,665
Philip Morris International, Inc.	102,302	9,135,569
Starbucks Corp.	202,234	10,032,829
The Clorox Company	98,640	7,176,060
The Coca-Cola Company	183,550	6,864,770
The Procter & Gamble Company	292,927	19,681,765
The Walt Disney Company	147,247	7,284,309
Visa, Inc., Class A	87,513	11,223,542

		194,631,661

TOTAL COMMON STOCKS (Cost $351,907,446)		$368,264,511

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp., dated 08/31/2012 at 0.010% to
be repurchased at $500,001 on 09/04/2012,
collateralized by $380,000 United States
Treasury Bonds, 4.500% due 02/15/2036
(valued at $513,209, including interest)	$500,000	$500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $500,000)		$500,000

Total Investments (Fundamental Global Franchise Fund)
(Cost $352,407,446) - 99.3%		$368,764,511
Other assets and liabilities, net - 0.7%		2,615,440

TOTAL NET ASSETS - 100.0%		$371,379,951

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.7%
Consumer Discretionary - 8.9%
Automobiles - 0.5%
Harley-Davidson, Inc.	136,546	$5,729,470
Household Durables - 0.2%
Hunter Douglas NV	59,727	2,185,129
Internet & Catalog Retail - 1.5%
Expedia, Inc. (L)	47,050	2,416,488
Groupon, Inc. (I)(L)	330,900	1,373,235
Liberty Interactive Corp., Series A (I)	312,234	5,695,148
Liberty Ventures, Series A (I)	15,611	717,950
Netflix, Inc. (I)(L)	88,260	5,270,887

		15,473,708
Media - 2.6%
Grupo Televisa SAB, ADR (L)	94,869	2,180,090
The Walt Disney Company	508,457	25,153,368

		27,333,458
Specialty Retail - 3.9%
Bed Bath & Beyond, Inc. (I)	474,718	31,886,808
CarMax, Inc. (I)(L)	184,145	5,632,996
Tiffany & Company (L)	56,950	3,528,053

		41,047,857
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	27,200	1,664,558

		93,434,180

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 16.8%
Beverages - 4.1%
Diageo PLC, ADR (L)	190,341	$20,789,044
Heineken Holding NV (L)	184,115	8,505,091
The Coca-Cola Company	356,070	13,317,018

		42,611,153
Food & Staples Retailing - 11.2%
Costco Wholesale Corp.	481,090	47,084,278
CVS Caremark Corp.	1,405,356	64,013,966
Sysco Corp. (L)	102,620	3,109,386
Walgreen Company (L)	88,820	3,176,203

		117,383,833
Food Products - 0.3%
Nestle SA	14,085	875,190
Unilever NV - NY Shares	81,396	2,830,953

		3,706,143
Personal Products - 0.2%
Natura Cosmeticos SA	81,200	2,036,100
Tobacco - 1.0%
Philip Morris International, Inc.	113,536	10,138,765

		175,875,994
Energy - 9.6%
Energy Equipment & Services - 1.2%
Schlumberger, Ltd.	89,490	6,477,286
Transocean, Ltd.	134,091	6,574,482

		13,051,768
Oil, Gas & Consumable Fuels - 8.4%
Canadian Natural Resources, Ltd.	894,720	27,199,488
China Coal Energy Company, Ltd., H Shares	2,045,789	1,709,071
Devon Energy Corp.	182,031	10,526,853
EOG Resources, Inc.	232,045	25,130,473
Occidental Petroleum Corp.	268,457	22,821,529
OGX Petroleo e Gas Participacoes SA (I)	230,200	714,449

		88,101,863

		101,153,631
Financials - 34.7%
Capital Markets - 7.8%
Ameriprise Financial, Inc.	79,276	4,353,045
Julius Baer Group, Ltd.	619,672	20,335,993
The Bank of New York Mellon Corp.	2,077,886	46,835,550
The Charles Schwab Corp. (L)	417,260	5,628,837
The Goldman Sachs Group, Inc.	45,691	4,830,453

		81,983,878
Commercial Banks - 5.9%
Wells Fargo & Company	1,829,761	62,266,767
Consumer Finance - 5.8%
American Express Company	1,047,034	61,042,082
Diversified Financial Services - 0.8%
CME Group, Inc.	38,700	2,124,630
JPMorgan Chase & Company	159,826	5,935,938

		8,060,568
Insurance - 12.1%
ACE, Ltd.	109,944	8,106,171
Alleghany Corp. (I)	51,060	17,214,879
Aon PLC	35,750	1,857,570
Berkshire Hathaway, Inc. Class A (I)(L)	242	30,627,496
Everest Re Group, Ltd.	19,250	1,995,455
Fairfax Financial Holdings, Ltd.	17,019	6,420,418

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	$2,693,359
Loews Corp.	739,307	30,052,829
Markel Corp. (I)	4,879	2,121,877
The Progressive Corp. (L)	1,289,695	25,187,743

		126,277,797
Real Estate Management & Development - 2.3%
Brookfield Asset Management, Inc., Class A	329,690	11,384,196
Hang Lung Group, Ltd.	2,093,000	13,132,284

		24,516,480

		364,147,572
Health Care - 3.3%
Health Care Providers & Services - 2.7%
Express Scripts Holding Company (I)	448,048	28,056,766
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	104,250	3,873,930
Pharmaceuticals - 0.2%
Pfizer, Inc.	116,844	2,787,898

		34,718,594
Industrials - 5.1%
Commercial Services & Supplies - 1.4%
Iron Mountain, Inc.	426,276	13,981,853
Electrical Equipment - 0.4%
Emerson Electric Company	80,880	4,102,234
Machinery - 0.6%
PACCAR, Inc. (L)	162,800	6,497,348
Marine - 1.2%
China Shipping Development Company, Ltd.,
H Shares	1,999,800	752,914
Kuehne & Nagel International AG	106,695	12,125,871

		12,878,785
Transportation Infrastructure - 1.5%
China Merchants Holdings
International Company, Ltd.	5,438,764	15,691,658

		53,151,878
Information Technology - 9.0%
Computers & Peripherals - 0.3%
Hewlett-Packard Company	200,560	3,385,453
Internet Software & Services - 3.7%
Google, Inc., Class A (I)	56,775	38,895,985
IT Services - 0.7%
Visa, Inc., Class A	52,400	6,720,300
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	152,640	3,790,051
Texas Instruments, Inc.	535,765	15,558,616

		19,348,667
Software - 2.4%
Activision Blizzard, Inc. (L)	524,067	6,163,028
Microsoft Corp.	335,900	10,352,438
Oracle Corp.	284,170	8,993,980

		25,509,446

		93,859,851
Materials - 6.1%
Chemicals - 4.7%
Air Products & Chemicals, Inc.	152,590	12,600,882

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	93,130	$5,963,114
Monsanto Company	195,344	17,016,416
Potash Corp. of Saskatchewan, Inc.	219,159	9,000,860
Praxair, Inc.	43,400	4,578,700

		49,159,972
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (L)	27,406	2,093,270
Containers & Packaging - 0.1%
Sealed Air Corp.	114,159	1,629,049
Metals & Mining - 1.1%
BHP Billiton PLC	216,485	6,294,816
Rio Tinto PLC (I)	117,846	5,155,016

		11,449,832
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	1,038,576	1
Sino-Forest Corp. (I)(S)	24,905	0

		1

		64,332,124
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Series L, ADR	87,976	2,251,306

TOTAL COMMON STOCKS (Cost $713,763,691)		$982,925,130

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Sino-Forest Corp. 5.000%, 08/01/2013 (H)(S) $	2,107,900	$295,106

TOTAL CONVERTIBLE BONDS (Cost $2,101,621)		$295,106

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	5,204	0

TOTAL RIGHTS (Cost $28,785)		$0

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	3,925,614	39,287,935

TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,278,396)		$39,287,935

SHORT-TERM INVESTMENTS - 6.1%
Commercial Paper - 6.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.170%,
09/04/2012 *	$23,000,000	$22,999,674
Societe Generale North America 0.160%,
09/04/2012 *	40,830,000	40,829,456

		63,829,130

TOTAL SHORT-TERM INVESTMENTS (Cost $63,829,130)		$63,829,130

Total Investments (Fundamental Value Fund)
(Cost $819,001,623) - 103.6%		$1,086,337,301
Other assets and liabilities, net - (3.6%)		(37,816,313)

TOTAL NET ASSETS - 100.0%		$1,048,520,988

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 32.8%
Canada - 1.4%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	$608,090
Province of Ontario
2.450%, 06/29/2022		$1,100,000	1,124,862
3.150%, 06/02/2022	CAD	4,300,000	4,507,246
4.100%, 06/16/2014		$200,000	213,124
Province of Quebec
3.500%, 12/01/2022	CAD	2,100,000	2,233,573
4.250%, 12/01/2021		1,900,000	2,150,474

			10,837,369
Germany - 0.1%
Federal Republic of Germany
6.500%, 07/04/2027	EUR	200,000	405,092

			405,092
Italy - 9.3%
Republic of Italy
2.500%, 03/01/2015		2,700,000	3,333,623
3.000%, 04/15/2015 to 11/01/2015		2,400,000	2,957,910
3.125%, 01/26/2015		$800,000	786,099
3.750%, 08/01/2015 to 08/01/2021	EUR	5,200,000	6,323,233
4.250%, 08/01/2013 to 02/01/2019		10,600,000	13,369,232
4.500%, 02/01/2018 to 03/01/2019		4,600,000	5,651,808
4.750%, 01/25/2016		$900,000	906,750
4.750%, 05/01/2017 to 06/01/2017	EUR	11,700,000	14,746,699
5.000%, 03/01/2022 to 09/01/2040		3,600,000	3,945,872
5.250%, 09/20/2016		$700,000	712,607
5.250%, 08/01/2017	EUR	4,400,000	5,667,475
5.500%, 09/01/2022		5,200,000	6,410,010
5.750%, 02/01/2033		2,600,000	3,108,401
6.000%, 08/04/2028	GBP	600,000	831,240
6.875%, 09/27/2023		$500,000	523,620

			69,274,579
Japan - 1.1%
Government of Japan
2.000%, 03/20/2042	JPY	650,000,000	8,479,422

			8,479,422
Mexico - 3.2%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	14,063,239
8.000%, 06/11/2020	MXN	25,000,000	2,232,361
10.000%, 12/05/2024		70,700,000	7,480,783

			23,776,383
Netherlands - 3.4%
Kingdom of Netherlands
2.250%, 07/15/2022 (C) (S)	EUR	15,300,000	20,169,607
4.000%, 07/15/2019 (S)		700,000	1,044,020
4.500%, 07/15/2017 (S)		2,900,000	4,304,921

			25,518,548
New Zealand - 3.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	15,621,088
5.500%, 04/15/2023		5,800,000	5,471,350
6.000%, 05/15/2021		8,400,000	8,094,695

			29,187,133
Norway - 1.1%
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,721,756
2.375%, 01/19/2016 (S)		3,000,000	3,151,200

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Norway (continued)
Kommunalbanken AS (continued)
6.500%, 04/12/2021	AUD	1,300,000	$1,541,840

			8,414,796
South Korea - 0.2%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,420,106

			1,420,106
Spain - 3.3%
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,000,000	1,264,514
Government of Spain
4.200%, 01/31/2037		100,000	81,065
5.250%, 04/06/2029	GBP	600,000	783,128
Kingdom of Spain
2.405%, 03/25/2014 (P)	EUR	11,000,000	13,253,312
4.250%, 10/31/2016		7,500,000	8,989,550

			24,371,569
United Kingdom - 5.8%
Government of United Kingdom
4.250%, 12/07/2027	GBP	2,000,000	4,049,274
4.250%, 06/07/2032 to 12/07/2040 (C)		11,600,000	23,117,623
4.750%, 12/07/2030 (C)		5,100,000	10,944,016
4.750%, 12/07/2038		1,500,000	3,225,916
5.000%, 03/07/2025		100,000	214,743
6.000%, 12/07/2028		600,000	1,456,628
Government of United Kingdom, Inflation
Linked Bond
0.375%, 03/22/2062		205,080	364,068

			43,372,268

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $242,392,997)			$245,057,265

CORPORATE BONDS - 39.8%
Australia - 3.0%
Commonwealth Bank of Australia
0.748%, 09/17/2014 (P) (S)		$4,200,000	4,216,813
0.878%, 07/12/2013 (P) (S)		4,400,000	4,415,752
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		5,200,000	5,462,444
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,573,978
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		1,200,000	1,245,600
2.900%, 09/10/2014 (S)		3,400,000	3,559,025

			22,473,612
Belgium - 1.0%
European Union
2.500%, 12/04/2015	EUR	3,400,000	4,581,427
2.750%, 06/03/2016		1,200,000	1,638,410
3.125%, 01/27/2015		1,100,000	1,482,354
3.250%, 04/04/2018		100,000	141,603

			7,843,794
Canada - 0.0%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	311,592

			311,592

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cayman Islands - 0.3%
UPCB Finance, Ltd.
7.625%, 01/15/2020	EUR	1,400,000	$1,915,000

			1,915,000
France - 6.0%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,932,240
3.000%, 07/23/2013	EUR	600,000	772,189
4.750%, 05/28/2013		1,700,000	2,206,872
Cie de Financement Foncier
1.205%, 04/17/2014 (P) (S)		$1,700,000	1,679,478
2.125%, 04/22/2013 (S)		4,000,000	4,033,148
2.500%, 09/16/2015 (S)		3,900,000	4,012,804
Credit Agricole Home Loan
1.203%, 07/21/2014 (P) (S)		4,600,000	4,518,907
Dexia Credit Local
2.750%, 04/29/2014 (S)		1,100,000	1,100,121
Dexia Credit Local SA
2.625%, 01/21/2014	EUR	2,500,000	3,195,494
2.750%, 01/10/2014 (S)		$12,500,000	12,513,013
Dexia Municipal Agency SA
3.125%, 09/15/2015	EUR	1,100,000	1,429,969
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,180,000
Societe Generale Societe de Credit
Fonciere
4.000%, 07/07/2016	EUR	700,000	978,927

			44,553,162
Germany - 6.2%
FMS Wertmanagement
0.464%, 02/18/2015 (P)		1,300,000	1,635,148
1.161%, 06/16/2014 (P)	GBP	800,000	1,273,067
2.375%, 12/15/2014	EUR	8,300,000	10,913,599
3.375%, 06/17/2021		2,600,000	3,714,711
IKB Deutsche Industriebank AG
2.125%, 09/10/2012		3,300,000	4,151,753
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		1,800,000	2,291,702
2.000%, 09/07/2016		4,000,000	5,333,977
6.250%, 05/19/2021	AUD	9,600,000	11,286,170
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,427,059
Unitymedia Hessen GmbH & Company
KG
8.125%, 12/01/2017	EUR	1,200,000	1,628,222

			46,655,408
Ireland - 1.5%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		8,400,000	11,462,585

			11,462,585
Italy - 0.4%
Intesa Sanpaolo SpA
2.831%, 02/24/2014 (P) (S)		$1,600,000	1,533,578
6.500%, 02/24/2021 (S)		1,200,000	1,119,126

			2,652,704
Luxembourg - 0.8%
Europaeische Hypothekenbank SA
4.005%, 06/13/2014		1,500,000	1,526,378
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	893,455

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Luxembourg (continued)
European Investment Bank (continued)
6.250%, 04/15/2015	AUD	2,900,000	$3,174,611
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	200,000	271,056

			5,865,500
Netherlands - 4.7%
ABN AMRO Bank NV
3.250%, 01/18/2013		2,500,000	3,179,655
Achmea Hypotheekbank NV
0.792%, 11/03/2014 (P) (S)		$2,300,000	2,292,599
3.200%, 11/03/2014		2,736,000	2,864,619
3.200%, 11/03/2014 (S)		426,000	446,026
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	2,400,000	3,177,987
Gazprom OAO
10.500%, 03/08/2014		$2,300,000	2,572,550
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,386,239
3.375%, 03/03/2014	EUR	1,800,000	2,367,507
3.900%, 03/19/2014 (S)		$1,100,000	1,153,043
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,100,000	1,452,799
NIBC Bank NV
2.800%, 12/02/2014 (S)		$4,500,000	4,678,128
3.500%, 04/07/2014	EUR	4,000,000	5,286,196
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$2,475,000	3,205,125

			35,062,473
Sweden - 1.2%
Stadshypotek AB
1.011%, 09/30/2013 (P) (S)		4,300,000	4,297,325
1.450%, 09/30/2013 (S)		4,300,000	4,342,050

			8,639,375
Switzerland - 0.5%
Eurofima
6.250%, 12/28/2018	AUD	3,300,000	3,743,085

			3,743,085
Tunisia - 0.5%
African Development Bank
5.250%, 03/23/2022		3,200,000	3,595,992

			3,595,992
United Kingdom - 4.4%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	6,400,000	8,377,938
4.000%, 04/27/2016		$3,300,000	3,355,549
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	100,000	131,428
Barclays Bank PLC
10.179%, 06/12/2021 (S)		$800,000	1,001,040
BP Capital Markets PLC
3.125%, 10/01/2015		2,400,000	2,567,107
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	216,342
11.040%, 03/19/2020	GBP	2,800,000	4,534,903
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	3,751,298

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q) (S)		$2,600,000	$2,860,936
Nationwide Building Society
2.875%, 09/14/2015	EUR	800,000	1,070,770
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,179,088
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	317,151
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,160,350

			32,523,900
United States - 9.3%
Altria Group, Inc.
9.250%, 08/06/2019		1,600,000	2,281,646
American International Group, Inc.
6.797%, 11/15/2017 (S)	EUR	142,000	206,767
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$2,600,000	3,103,750
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038	EUR	1,150,000	1,578,099
AutoZone, Inc.
5.875%, 10/15/2012		$500,000	502,833
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,423,318
CIT Group, Inc.
5.250%, 04/01/2014 (S)		3,000,000	3,116,250
Citigroup, Inc.
0.682%, 06/09/2016 (P)		2,300,000	2,110,156
6.000%, 08/15/2017		1,000,000	1,142,091
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,901,250
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		4,600,000	4,603,404
HCA, Inc.
7.875%, 02/15/2020		2,000,000	2,232,500
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	763,764
5.750%, 06/24/2014		1,300,000	1,402,607
International Lease Finance Corp.
6.375%, 03/25/2013		$800,000	817,000
6.750%, 09/01/2016 (S)		4,100,000	4,571,500
7.125%, 09/01/2018 (S)		500,000	575,000
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,319,816
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	612,000
Loews Corp.
5.250%, 03/15/2016		200,000	225,414
Masco Corp.
6.125%, 10/03/2016		700,000	762,730
Merrill Lynch & Company, Inc.
0.590%, 05/30/2014 (P)	EUR	600,000	737,688
0.595%, 08/25/2014 (P)		2,000,000	2,451,779
0.675%, 01/31/2014 (P)		3,800,000	4,695,327
6.750%, 05/21/2013		200,000	261,099
6.875%, 04/25/2018		$3,100,000	3,616,469
Morgan Stanley
0.608%, 03/01/2013 (P)	EUR	1,100,000	1,378,970

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (continued)
0.905%, 10/18/2016 (P)		$100,000	$90,028
0.917%, 01/16/2017 (P)	EUR	100,000	109,627
2.052%, 01/24/2014 (P)		$3,700,000	3,675,584
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	723,625
Springleaf Finance Corp.
6.900%, 12/15/2017 (P)		2,000,000	1,645,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018		200,000	249,526
The Goldman Sachs Group, Inc.
0.918%, 03/22/2016 (P)		2,000,000	1,881,860
The Ryland Group, Inc.
6.625%, 05/01/2020		2,000,000	2,110,000
Transocean, Inc.
4.950%, 11/15/2015		2,700,000	2,943,872
Wal-Mart Stores, Inc.
6.200%, 04/15/2038		400,000	565,728
WM Covered Bond Program
4.375%, 05/19/2014	EUR	4,000,000	5,321,731

			69,709,808

TOTAL CORPORATE BONDS (Cost $291,227,011)			$297,007,990

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.1%
U.S. Government - 6.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2017		$2,728,026	2,926,659
1.750%, 01/15/2028 (C) (D)		10,184,573	13,087,176
2.375%, 01/15/2027		568,985	779,198
2.500%, 01/15/2029 (C) (D) (F)		5,981,130	8,509,557
U.S. Treasury Bonds
3.000%, 05/15/2042 (C) (D)		700,000	749,218
3.125%, 11/15/2041 (C)		11,000,000	12,082,818
3.750%, 08/15/2041 (C) (D)		3,000,000	3,693,750
5.500%, 08/15/2028 (C)		2,600,000	3,786,250

			45,614,626
U.S. Government Agency - 19.0%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041		761,657	813,991
Federal National Mortgage Association
1.348%, 11/01/2042 to 10/01/2044 (P)		2,101,580	2,131,973
2.053%, 11/01/2035 (P)		223,732	231,610
3.500%, TBA (C)		6,000,000	6,348,751
3.730%, 01/01/2018		5,000,000	5,407,310
4.000%, TBA (C)		23,000,000	24,636,057
4.000%, 08/01/2040 to 09/01/2041		9,140,617	9,792,244
4.500%, TBA (C)		85,000,000	91,922,859
5.121%, 09/01/2035 (P)		168,938	181,577
5.184%, 07/01/2035 (P)		106,043	113,510

			141,579,882

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $185,418,000)			$187,194,508

MUNICIPAL BONDS - 4.2%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033		1,400,000	1,893,318
8.084%, 02/15/2050		3,600,000	5,303,196
Bay Area Toll Authority (California)
6.907%, 10/01/2050		1,700,000	2,459,220
Buckeye Tobacco Settlement Financing
Authority (Ohio) 5.875%, 06/01/2047		1,400,000	1,131,200
City of New York 5.237%, 12/01/2021		2,300,000	2,816,902

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Golden State Tobacco Securitization Corp.
(California) 5.125%, 06/01/2047		$300,000	$230,100
Los Angeles Community College District
(California) 6.750%, 08/01/2049		1,900,000	2,710,160
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040		2,100,000	2,878,554
7.488%, 08/01/2033		100,000	131,972
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		500,000	585,050
New York City Municipal Water Finance
Authority, Series 1289
7.572%, 12/15/2013 (P) (S)		130,000	176,302
New York State Thruway Authority
5.000%, 03/15/2029		2,400,000	2,852,784
5.000%, 03/15/2030		800,000	946,696
Northside Independent School
District (Texas)
5.741%, 08/15/2035		700,000	804,475
5.891%, 08/15/2040		1,500,000	1,724,685
State of California
7.950%, 03/01/2036		100,000	120,793
7.700%, 11/01/2030		800,000	977,560
7.600%, 11/01/2040		2,100,000	2,852,430
Triborough Bridge & Tunnel Authority
(New York) 5.550%, 11/15/2040		400,000	502,668

TOTAL MUNICIPAL BONDS (Cost $24,974,687)			$31,098,065

TERM LOANS (M) - 0.7%
United States - 0.4%
Springleaf Finance Funding Company
5.500%, 05/10/2017		3,200,000	3,082,858

			3,082,858
Germany - 0.3%
Kabel Deutschland Holding AG
4.122%, 12/13/2016	EUR	1,900,000	2,399,114

			2,399,114

TOTAL TERM LOANS (Cost $5,695,399)			$5,481,972

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.7%
Commercial & Residential - 17.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.114%, 09/25/2035 (P)		$100,254	86,571
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.476%, 05/25/2047 (P)		217,224	16,784
Series 2004-3, Class 5A,
2.559%, 10/25/2034 (P)		256,879	248,918
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.331%, 07/01/2034 (P)	EUR	182,545	221,618
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.634%, 02/20/2036 (P)		$1,010,096	984,537
Series 2006-J, Class 4A1,
5.690%, 01/20/2047 (P)		138,045	91,371
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.406%, 01/25/2037 (P)		1,570,992	947,440

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)	$803,438	$753,015
Series 2005-9, Class A1,
2.400%, 10/25/2035 (P)	1,836,966	1,691,798
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)	1,249,452	1,256,043
Series 2003-7, Class 6A,
2.723%, 10/25/2033 (P)	105,296	106,043
Series 2003-5, Class 1A2,
2.732%, 08/25/2033 (P)	43,849	43,929
Series 2003-9, Class 2A1,
2.955%, 02/25/2034 (P)	20,186	19,771
Series 2005-4, Class 3A1,
2.981%, 08/25/2035 (P)	446,731	384,038
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)	289,935	290,675
Series 2004-2, Class 23A,
3.189%, 05/25/2034 (P)	83,029	76,882
Series 2004-2, Class 22A,
3.229%, 05/25/2034 (P)	188,045	184,653
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.396%, 02/25/2034 (P)	73,708	65,484
Series 2005-9, Class 24A1,
2.753%, 11/25/2035 (P)	691,336	467,407
Series 2006-6, Class 32A1,
2.844%, 11/25/2036 (P)	1,336,952	774,721
Series 2006-6, Class 31A1,
2.924%, 11/25/2036 (P)	1,767,507	1,056,337
Series 2005-7, Class 22A1,
3.003%, 09/25/2035 (P)	1,507,422	1,136,531
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.829%, 01/26/2036 (P)	800,356	449,630
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.487%, 05/20/2045 (P)	565,665	352,226
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.036%, 08/25/2035 (P) (S)	1,088,201	681,911
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	444,829	439,005
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)	481,494	445,955
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)	1,198,333	1,062,741
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)	274,960	260,366
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A,
Class A2FL
0.451%, 02/05/2019 (P) (S)	1,948,450	1,906,007
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.416%, 05/25/2047 (P)	1,803,887	1,173,190
Series 2006-OA19, Class A1,
0.417%, 02/20/2047 (P)	1,868,297	962,657
Series 2006-OA1, Class 2A1,
0.447%, 03/20/2046 (P)	1,140,532	644,994
Series 2005-81, Class A1,
0.516%, 02/25/2037 (P)	3,507,646	2,090,887

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2007-11T1, Class A12,
0.586%, 05/25/2037 (P)		$430,215	$224,913
Series 2005-56, Class 2A3,
1.648%, 11/25/2035 (P)		90,690	57,861
Series 2005-56, Class 2A2,
2.188%, 11/25/2035 (P)		90,752	60,000
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		143,708	121,520
Series 2007-7T2, Class A9,
6.000%, 04/25/2037		196,560	129,289
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		189,729	134,065
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.566%, 02/25/2035 (P)		197,223	163,453
Series 2004-25, Class 2A1,
0.576%, 02/25/2035 (P)		243,267	195,521
Series 2005-R2, Class 1AF1,
0.576%, 06/25/2035 (P) (S)		447,558	380,887
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)		436,722	346,365
Series 2005-HYB9, Class 5A1,
2.610%, 02/20/2036 (P)		475,751	328,547
Series 2004-22, Class A3,
2.626%, 11/25/2034 (P)		205,337	179,004
Series 2004-12, Class 12A1,
2.864%, 08/25/2034 (P)		587,869	481,328
Series 2004-12, Class 11A1,
3.012%, 08/25/2034 (P)		57,575	45,191
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.623%, 07/25/2033 (P)		19,334	19,297
Series 2003-AR20, Class 2A1,
2.702%, 08/25/2033 (P)		185,205	186,806
Credit Suisse Mortgage
Capital Certificates
Series 2007-C3, Class A2,
5.867%, 06/15/2039 (P)		366,589	366,401
Series 2010-UD1, Class A,
5.930%, 12/18/2049 (P) (S)		300,000	338,340
Crusade Global Trust
Series 2004-2, Class A2,
0.479%, 11/19/2037 (P)	EUR	429,241	535,945
Series 2005-2, Class A2,
3.802%, 08/14/2037 (P)	AUD	2,147,845	2,149,467
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.589%, 11/20/2035 (P)	EUR	742,292	930,460
Eurosail PLC, Series 2006-1X, Class A2C
1.151%, 06/10/2044 (P)	GBP	2,493,499	3,463,592
First Flexible PLC, Series 7, Class A
1.191%, 09/15/2033 (P)		431,634	635,454
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.544%, 12/25/2033 (P)		$103,334	99,910
Series 2005-AR3, Class 2A1,
2.614%, 08/25/2035 (P)		106,252	92,829
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.590%, 11/15/2031 (P)		290,874	286,980

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.908%, 10/18/2054 (P) (S)	GBP	2,900,000	$4,665,777
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
0.704%, 07/20/2016 (P)	EUR	1,058,176	1,299,030
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.260%, 06/25/2034 (P)		$17,286	16,507
Gosforth Funding PLC, Series 2011-1,
Class A2
2.219%, 04/24/2047 (P)	GBP	1,800,000	2,889,806
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.793%, 03/18/2039 (P)	EUR	1,740,882	1,854,135
Series 2006-1, Class A2B,
0.813%, 06/18/2038 (P)		1,624,251	1,756,347
Series 2007-1, Class A2A,
1.061%, 03/18/2039 (P)	GBP	1,497,160	2,017,990
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.177%, 10/25/2033 (P)		$13,773	12,915
GS Mortgage Securities Corp. II,
Series 2010-C1, Class A2
4.592%, 08/10/2043 (S)		1,100,000	1,255,066
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.920%, 03/25/2033 (P)		106,054	106,073
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.427%, 01/19/2038 (P)		1,582,477	1,061,866
Series 2006-1, Class 2A1A,
0.477%, 03/19/2036 (P)		1,088,271	636,845
Series 2003-1, Class A,
2.956%, 05/19/2033 (P)		193,352	193,285
Series 2005-4, Class 3A1,
3.094%, 07/19/2035 (P)		34,407	26,420
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
1.897%, 10/15/2054 (P) (S)	EUR	3,800,000	4,827,752
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.670%, 12/25/2034 (P)		$64,549	53,543
Intesa Securities SpA
0.562%, 10/30/2033 (P)	EUR	1,550,000	1,801,908
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		$169,222	170,601
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.365%, 11/25/2033 (P)		114,384	114,441
Series 2007-A1, Class 5A6,
2.912%, 07/25/2035 (P)		372,623	315,060
Series 2006-A1, Class 3A2,
5.167%, 02/25/2036 (P)		975,252	771,521
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.601%, 12/15/2049 (P)	GBP	7,179,489	9,972,479
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.680%, 12/15/2030 (P)		$496,152	492,696

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.486%, 08/25/2036 (P)		$114,865	$106,826
Series 2003-C, Class A1,
0.896%, 06/25/2028 (P)		470,135	464,003
Series 2003-A2, Class 1A1,
2.539%, 02/25/2033 (P)		96,300	96,226
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.162%, 08/12/2049 (P)		2,000,000	2,281,432
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.986%, 10/25/2035 (P)		637,135	622,078
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.694%, 10/07/2020 (P)		3,071,029	3,084,849
Series 2010-R2, Class 2A,
0.714%, 11/05/2020 (P)		19,102,427	19,138,335
Newgate Funding PLC
Series 2007-3X, Class A1,
1.551%, 12/15/2050 (P)	GBP	771,643	1,213,905
Series 2007-3X, Class A3,
1.951%, 12/15/2050 (P)		4,200,000	5,246,209
Opera Finance PLC
0.934%, 02/02/2017 (P)		3,079,124	4,693,622
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.505%, 02/21/2038 (P) (S)		$569,744	548,517
Series 2005-P11, Class BA,
4.030%, 08/22/2037 (P)	AUD	187,737	187,285
Series 2004-P10, Class BA,
4.140%, 07/12/2036 (P)		206,036	209,474
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.386%, 02/25/2047 (P)		$398,553	196,920
Series 2006-QO6, Class A1,
0.416%, 06/25/2046 (P)		1,816,383	716,205
Series 2006-QO3, Class A1,
0.446%, 04/25/2046 (P)		1,115,466	500,976
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.636%, 01/25/2046 (P)		470,589	191,900
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		228,418	175,688
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.308%, 09/25/2035 (P)		148,842	110,345
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
1.141%, 06/12/2044 (P)	GBP	928,274	1,290,043
Sequoia Mortgage Trust, Series 5, Class A
0.937%, 10/19/2026 (P)		$127,540	123,774
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.636%, 01/25/2035 (P)		602,954	395,540
Series 2004-1, Class 4A1,
2.778%, 02/25/2034 (P)		133,549	134,638
Series 2004-1, Class 4A2,
2.778%, 02/25/2034 (P)		734,520	740,510
Series 2004-4, Class 3A2,
2.828%, 04/25/2034 (P)		307,872	291,121

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-12, Class 7A1,
2.910%, 09/25/2034 (P)		$335,043	$336,533
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.456%, 05/25/2036 (P)		1,454,161	871,047
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.835%, 10/28/2035 (P) (S)		293,842	256,782
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.748%, 03/09/2036 (P)		403,278	402,276
Swan Trust
Series 2006-1E, Class A1,
0.518%, 05/12/2037 (P)		783,864	765,686
Series 2006-1E, Class A2,
3.788%, 05/12/2037 (P)	AUD	705,478	711,872
Series 2010-1, Class A,
4.920%, 04/25/2041 (P)		1,473,815	1,503,812
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.486%, 06/25/2047 (P)		$294,756	241,554
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		801,631	772,116
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		801,095	699,549
Torrens Trust, Series 2007-1, Class A
4.022%, 10/19/2038 (P)	AUD	989,121	989,822
WaMu Mortgage Pass Through
Certificates, Series 2005-AR13,
Class A1A1
0.526%, 10/25/2045 (P)		$140,115	121,732
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.466%, 04/25/2045 (P)		392,690	353,509
Series 2005-AR2, Class 2A1A,
0.546%, 01/25/2045 (P)		218,543	198,049
Series 2006-AR19, Class 1A,
0.888%, 01/25/2047 (P)		473,220	309,939
Series 2006-AR17, Class 1A1A,
0.958%, 12/25/2046 (P)		359,007	287,702
Series 2006-AR3, Class A1A,
1.148%, 02/25/2046 (P)		755,194	636,935
Series 2002-AR17, Class 1A,
1.348%, 11/25/2042 (P)		255,748	238,312
Series 2003-AR9, Class 1A6,
2.449%, 09/25/2033 (P)		2,411,927	2,467,285
Series 2003-AR5, Class A7,
2.453%, 06/25/2033 (P)		80,982	82,937
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.088%, 07/25/2046 (P)		319,065	140,145
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-S, Class A1,
2.616%, 09/25/2034 (P)		194,638	199,317
Series 2006-AR2, Class 2A1,
2.617%, 03/25/2036 (P)		1,906,322	1,794,991

			126,781,946

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.347%, 02/25/2045 (P)		$208,175	$202,626
Federal National Mortgage Association
Series 2005-120, Class NF,
0.336%, 01/25/2021 (P)		77,494	77,412
Series 2006-15, Class FC,
0.366%, 03/25/2036 (P)		287,722	267,989
Series 2006-16, Class FC,
0.536%, 03/25/2036 (P)		1,204,678	1,208,370
Series 2003-W6, Class F,
0.586%, 09/25/2042 (P)		389,780	386,603
Series 2004-W2, Class 5AF,
0.586%, 03/25/2044 (P)		289,420	280,541
Series 2010-136, Class FA,
0.736%, 12/25/2040 (P)		2,545,084	2,550,758
Series 2006-5, Class 3A2,
2.655%, 05/25/2035 (P)		406,108	422,133

			5,396,432

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $141,939,327)			$132,178,378

ASSET BACKED SECURITIES - 2.6%
Access Group, Series 2008-1, Class A
1.751%, 10/27/2025 (P)		1,769,328	1,779,964
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.606%, 10/25/2035 (P)		2,373,136	2,051,986
Aquilae CLO PLC, Series 2006-1X,
Class A
1.007%, 01/17/2023 (P)	EUR	3,028,786	3,653,439
Duane Street CLO, Series 2005-1A,
Class A2
0.689%, 11/08/2017 (P) (S)		$841,015	825,606
Globaldrive BV, Series 2011-AA, Class A
0.883%, 04/20/2019 (P) (S)	EUR	1,116,257	1,408,217
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.936%, 01/25/2032 (P)		$47,198	46,881
Harvest CLO SA, Series IX, Class A1
1.587%, 03/29/2017 (P)	EUR	471,803	584,446
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.718%, 06/01/2017 (P) (S)		$2,378,667	2,349,093
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.796%, 10/25/2034 (P)		134,514	111,336
Magnolia Funding, Ltd.
Series 2010-1A, Class A1,
1.314%, 04/11/2021 (P) (S)	EUR	1,487,174	1,765,246
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		600,000	745,118
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		284,455	356,449
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$753,261	791,406
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	871,477	1,020,709
SACO I, Inc., Series 2005-10, Class 1A
0.756%, 06/25/2036 (P)		$189,920	153,545
SLM Student Loan Trust, Series 2003-6,
Class A4
0.668%, 12/17/2018 (P)		178,795	178,397

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.937%, 02/16/2019 (P) (S)		$755,042	$753,256
Whitney CLO, Ltd., Series 2004-1A,
Class A1LA
0.708%, 03/01/2017 (P) (S)		593,074	589,583

TOTAL ASSET BACKED SECURITIES (Cost $19,607,114)			$19,164,677

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 4.701%		6,200	$144,026

TOTAL PREFERRED SECURITIES (Cost $69,750)			$144,026

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Over the Counter Call on the USD vs.
JPY (Expiration Date: 09/04/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital
Group, Inc.). (I)		$40,000,000	$40
Over the Counter Call on the USD vs.
JPY (Expiration Date: 09/13/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital
Group, Inc.). (I)		100,000,000	100
Over the Counter Call on the USD vs.
JPY (Expiration Date: 09/26/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital
Group, Inc.). (I)		90,000,000	1,800

			1,940
Put Options - 0.0%
Over the Counter Put on Federal National
Mortgage Association, 4.500%
(Expiration Date: 09/06/2012; Strike
Price: $98.75; Counterparty: Royal
Bank of Scotland PLC) (I)		50,000,000	1

			1

TOTAL OPTIONS PURCHASED (Cost $28,859)			$1,941

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)		$3,600,000	895,500
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)		4,200,000	1,065,750

			1,961,250

TOTAL ESCROW SHARES (Cost $1,887,750)			$1,961,250

SHORT-TERM INVESTMENTS - 3.5%
Commercial Paper - 0.7%
Itau Unibanco SA 1.599%, 11/13/2012 *		$5,100,000	$5,083,586

			5,083,586
Foreign Government - 0.2%
Mexico Treasury Bill
10/04/2012*	MXN	200,000,000	1,508,399

			1,508,399
U.S. Government - 1.6%
U.S. Treasury Bill
0.075%, 09/13/2012 * (D)		$174,000	173,992
0.080%, 10/11/2012 *		14,000	13,998

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.080%, 11/01/2012 * (D)	$460,000	$459,891
0.080%, 11/15/2012 * (D)	20,000	19,994
0.120%, 02/07/2013 * (D)	450,000	449,717
0.120%, 02/14/2013 * (D) (F)	260,000	259,838
0.125%, 04/04/2013 * (D) (F)	1,567,000	1,565,468
0.135%, 05/02/2013 * (D) (F)	1,866,000	1,863,991
0.140%, 05/30/2013 * (F)	1,024,000	1,022,705
0.140%, 06/27/2013 * (D)	451,000	450,249
0.155%, 08/22/2013 *	5,900,000	5,889,964

		12,169,807
U.S. Government Agency - 0.2%
Federal Home Loan Mortgage Corp.
Discount Notes
0.140%, 03/05/2013 *	900,000	899,353
0.175%, 02/25/2013 *	900,000	899,226

		1,798,579
Repurchase Agreement - 0.8%
Deutsche Bank Repurchase Agreement
dated 08/31/2012 at 0.200% to be
repurchased at $5,500,122 on
09/04/2012, collateralized by
$5,511,000, U.S. Treasury Notes,
1.750% due 05/15/2022 (valued at
$5,661,579, including interest).	5,500,000	5,500,000
State Street Bank Repurchase Agreement
dated 08/31/2012 at 0.200% to be
repurchased at $400,008 on 09/04/2012,
collateralized by $405,000
U.S. Treasury Notes, 0.875% due
04/30/2017 (valued at $411,075,
including interest).	400,000	400,000

		5,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,514,313)		$26,460,371

Total Investments (Global Bond Fund)
(Cost $939,755,207) - 126.7%		$945,750,443
Other assets and liabilities, net - (26.7%)		(199,553,337)

TOTAL NET ASSETS - 100.0%		$746,197,106

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.2%
Australia - 8.5%
Aspen Group	412,715	$119,460
BGP Holdings PLC (I)	4,606,148	6
Centro Retail Australia	1,347,978	2,985,436
Dexus Property Group	1,579,081	1,562,695
Goodman Group	761,370	3,152,854
GPT Group	1,292,203	4,689,393
Investa Office Fund	850,960	2,494,942
Mirvac Group	378,372	529,200
Premier Investment Corp.	352	1,275,656
Stockland	1,358,409	4,473,877
Westfield Group	1,381,785	14,154,893
Westfield Retail Trust	2,271,123	6,797,214

		42,235,626

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria - 0.1%
Conwert Immobilien Invest SE	62,000	$678,279
Canada - 4.8%
Boardwalk Real Estate Investment Trust	7,750	505,843
Canadian Apartment Properties REIT	97,550	2,454,213
Canadian Real Estate Investment Trust	82,700	3,506,832
Chartwell Seniors Housing Real
Estate Investment Trust	633,200	6,648,359
Dundee Real Estate Investment Trust	67,300	2,610,755
First Capital Realty, Inc.	70,000	1,366,979
H&R Real Estate Investment Trust	270,100	6,932,316

		24,025,297
China - 0.6%
Agile Property Holdings, Ltd.	1,110,000	1,278,608
Country Garden Holdings Company (I)	4,817,447	1,701,774

		2,980,382
France - 3.2%
Gecina SA	10,000	955,786
ICADE	47,573	3,613,058
Klepierre	102,000	3,285,589
Unibail-Rodamco SE	40,500	8,243,191

		16,097,624
Germany - 0.5%
Deutsche Wohnen AG	60,121	1,015,483
GSW Immobilien AG	35,602	1,267,173

		2,282,656
Guernsey, C.I. - 0.1%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	238,178
Hong Kong - 10.0%
China Overseas Land & Investment, Ltd.	647,452	1,466,380
Hang Lung Properties, Ltd.	642,592	2,194,436
Henderson Land Development Company, Ltd.	736,000	4,539,590
Hong Kong Land Holdings, Ltd.	1,220,000	7,451,651
New World Development Company, Ltd.	4,038,000	5,044,527
Sino Land Company, Ltd.	2,012,000	3,319,568
Sun Hung Kai Properties, Ltd.	903,173	11,740,664
Swire Properties, Ltd.	878,600	2,519,928
The Link REIT	1,054,500	4,700,664
Wharf Holdings, Ltd.	1,054,900	6,538,942

		49,516,350
Japan - 8.8%
Activia Properties, Inc. (I)(L)	408	2,420,425
Aeon Mall Company, Ltd.	20,800	487,902
Daiwahouse Residential Investment Corp.	136	968,271
Japan Prime Realty Investment Corp.	241	678,396
Japan Real Estate Investment Corp.	438	4,283,208
Japan Retail Fund Investment Corp.	494	846,233
Mitsubishi Estate Company, Ltd.	612,000	10,803,559
Mitsui Fudosan Company, Ltd.	536,000	10,006,432
Mori Hills REIT Investment Corp.	382	1,631,046
Nippon Building Fund, Inc.	248	2,512,100
Sumitomo Realty &
Development Company, Ltd.	315,000	7,740,736
United Urban Investment Corp.	1,351	1,511,716

		43,890,024
Jersey, C.I. - 0.4%
LXB Retail Properties PLC (I)	1,100,000	1,868,677
Netherlands - 0.4%
Corio NV	50,000	2,123,587

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 0.4%
Norwegian Property ASA	1,420,000	$2,050,162
Singapore - 4.7%
Ascendas Real Estate Investment Trust	1,409,000	2,670,011
CapitaCommercial Trust	2,980,000	3,398,266
CapitaLand, Ltd.	2,877,500	6,963,331
CapitaMall Trust	956,000	1,520,151
CapitaMalls Asia, Ltd.	2,904,000	3,861,540
Global Logistic Properties, Ltd.	1,406,000	2,677,941
Suntec Real Estate Investment Trust	1,963,000	2,276,633

		23,367,873
Sweden - 1.4%
Castellum AB	176,000	2,349,671
Fabege AB	145,000	1,287,388
Hufvudstaden AB, Class A	275,000	3,377,869

		7,014,928
Switzerland - 1.3%
PSP Swiss Property AG	52,500	4,877,541
Swiss Prime Site AG	19,200	1,579,336

		6,456,877
United Kingdom - 5.3%
British Land Company PLC	776,000	6,636,813
Derwent London PLC	33,000	1,004,052
Great Portland Estates PLC	368,000	2,570,715
Hammerson PLC	478,000	3,469,967
Land Securities Group PLC	473,000	5,943,008
Safestore Holdings, Ltd.	956,000	1,548,442
Shaftesbury PLC	355,000	2,934,991
Unite Group PLC (I)	533,000	2,073,298

		26,181,286
United States - 47.7%
Acadia Realty Trust	22,100	550,290
Alexander’s, Inc.	2,880	1,294,963
Apartment Investment & Management
Company, Class A	77,750	2,058,820
AvalonBay Communities, Inc.	24,151	3,417,850
Boston Properties, Inc.	109,350	12,261,416
BRE Properties, Inc.	138,500	6,913,920
Camden Property Trust	153,400	10,650,562
Chesapeake Lodging Trust	68,850	1,282,676
Colonial Properties Trust	164,650	3,609,128
CubeSmart	453,700	5,852,730
DDR Corp.	505,950	7,700,559
Douglas Emmett, Inc. (L)	317,400	7,614,426
Duke Realty Corp.	404,250	5,861,625
DuPont Fabros Technology, Inc. (L)	222,300	6,126,588
Education Realty Trust, Inc.	229,950	2,658,222
Equity Lifestyle Properties, Inc.	37,500	2,578,500
Equity Residential	97,850	5,910,140
Extra Space Storage, Inc. (L)	216,000	7,367,760
Federal Realty Investment Trust	88,050	9,501,476
General Growth Properties, Inc.	181,050	3,726,009
Glimcher Realty Trust	465,800	4,881,584
Health Care REIT, Inc.	190,850	11,153,274
Healthcare Realty Trust, Inc.	222,600	5,400,276
Home Properties, Inc.	86,550	5,526,218
Hospitality Properties Trust	102,350	2,463,565
Host Hotels & Resorts, Inc. (L)	115,550	1,767,915
Kilroy Realty Corp. (L)	50,650	2,391,187
LaSalle Hotel Properties	5,200	141,700
Liberty Property Trust	37,400	1,379,312
Pebblebrook Hotel Trust	77,900	1,840,777
Pennsylvania Real Estate Investment Trust	33,650	528,978

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Prologis, Inc.	63,795	$2,179,875
PS Business Parks, Inc.	47,950	3,268,752
Public Storage	8,800	1,280,928
Regency Centers Corp.	125,700	6,159,300
Retail Properties of America, Inc., Class A	165,650	1,858,593
Simon Property Group, Inc.	202,973	32,211,815
SL Green Realty Corp. (L)	98,775	7,961,265
Strategic Hotels & Resorts, Inc. (I)	534,450	3,260,145
Sunstone Hotel Investors, Inc. (I)	342,850	3,575,926
Taubman Centers, Inc.	49,650	3,972,993
UDR, Inc.	253,200	6,393,300
Ventas, Inc.	171,400	11,224,986
Vornado Realty Trust	77,250	6,270,383
Washington Real Estate Investment Trust (L)	101,350	2,722,261

		236,752,968

TOTAL COMMON STOCKS (Cost $378,775,147)		$487,760,774

ESCROW SHARES - 0.0%
Austria - 0.0%
Immofinanz AG (I)(L)	140,000	0

TOTAL ESCROW SHARES (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	559,429	5,598,819

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,594,289)		$5,598,819

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State Street Corp.
dated 08/31/2012 at 0.010% to be
repurchased at $5,500,006 on 09/04/2012,
collateralized by $5,545,000 U.S. Treasury
Note, 1.000% due 01/15/2014 (valued at $
5,610,780, including interest)	$5,500,000	$5,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,500,000)		$5,500,000

Total Investments (Global Real Estate Fund)
(Cost $389,869,436) - 100.4%		$498,859,593
Other assets and liabilities, net - (0.4%)		(2,008,789)

TOTAL NET ASSETS - 100.0%		$496,850,804

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.3%
Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
CP ALL PCL	704,800	$775,989
Raia Drogasil SA	138,445	1,464,316
Shoppers Drug Mart Corp.	37,300	1,585,084

		3,825,389

		3,825,389
Health Care - 94.6%
Biotechnology - 34.7%
3SBio Inc., ADR (I)	44,200	494,598

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Abcam PLC	110,273	$713,658
Achillion Pharmaceuticals, Inc. (I)	44,900	315,647
Acorda Therapeutics, Inc. (I)	47,200	1,078,520
Aegerion Pharmaceuticals, Inc. (I)	97,400	1,355,808
Affymax, Inc. (I)	72,824	1,288,257
Alexion Pharmaceuticals, Inc. (D) (I)	330,900	35,475,789
Alkermes PLC (I)	302,300	5,547,205
Allos Therapeutics, Inc. (I)	67,000	121,270
Alnylam Pharmaceuticals, Inc. (I)	35,600	651,124
AMAG Pharmaceuticals, Inc. (I)	57,100	844,509
Amarin Corp. PLC, ADR (I)	221,000	3,025,490
Amgen, Inc. (D)	78,100	6,554,152
Anacor Pharmaceuticals, Inc. (I)	82,100	504,915
AP Pharma, Inc. (I) (R)	1,163,100	783,641
Ariad Pharmaceuticals, Inc. (I)	28,550	586,988
Arqule, Inc. (I)	49,700	260,428
AVEO Pharmaceuticals, Inc. (I)	10,100	96,859
Basilea Pharmaceutica (I)	2,509	129,250
Biocon, Ltd.	31,216	147,481
BioCryst Pharmaceuticals, Inc. (I)	42,100	183,977
Biogen Idec, Inc. (D) (I)	21,000	3,078,390
BioMarin Pharmaceutical, Inc. (I)	120,900	4,514,406
BioMimetic Therapeutics, Inc. (I)	20,400	78,336
Celgene Corp. (D) (I)	90,700	6,534,028
ChemoCentryx, Inc. (I)	10,300	108,150
Clovis Oncology, Inc. (I)	19,300	337,557
Cubist Pharmaceuticals, Inc. (I)	103,300	4,772,460
Cytokinetics, Inc. (I)	276,300	209,712
Dendreon Corp. (I)	165,200	741,748
Dyadic International, Inc. (I)	34,100	56,265
Dynavax Technologies Corp. (I)	73,500	287,385
Exact Sciences Corp. (I)	25,300	251,229
Exelixis, Inc. (I)	341,000	1,510,630
Gilead Sciences, Inc. (D) (I)	243,600	14,053,284
Grifols SA, ADR (I)	25,800	530,706
Grifols SA, B Shares (I)	9,316	190,457
GTx, Inc. (I)	43,800	161,184
Halozyme Therapeutics, Inc. (I)	49,300	285,940
Idenix Pharmaceuticals, Inc. (I)	396,000	2,237,400
Immunogen, Inc. (I)	24,600	353,994
Incyte Corp. (D) (I)	483,000	9,664,830
Infinity Pharmaceuticals, Inc. (I)	34,800	631,968
Intercell AG (I)	14,049	32,641
InterMune, Inc. (I)	131,300	967,681
Ironwood Pharmaceuticals, Inc. (I)	40,300	504,959
Isis Pharmaceuticals, Inc. (I)	45,700	621,977
Lexicon Pharmaceuticals, Inc. (I)	65,800	147,392
Medivation, Inc. (I)	64,000	6,711,040
Momenta Pharmaceuticals, Inc. (I)	44,400	626,484
Neurocrine Biosciences, Inc. (I)	225,600	1,664,928
NPS Pharmaceuticals, Inc. (I)	99,400	757,428
Onyx Pharmaceuticals, Inc. (I)	72,400	5,207,008
Pharmacyclics, Inc. (D) (I)	219,200	14,668,864
Puma Biotechnology, Inc. (I)	36,156	507,992
Regeneron Pharmaceuticals, Inc. (D) (I)	70,500	10,437,525
Rigel Pharmaceuticals, Inc. (I)	89,400	833,208
Savient Pharmaceuticals, Inc. (I)	12,000	15,840
Seattle Genetics, Inc. (I)	42,600	1,130,604
Sinovac Biotech, Ltd. (I)	61,700	136,357
Swedish Orphan Biovitrum AB (I)	138,197	535,825
Synageva BioPharma Corp. (I)	4,900	244,804
Targacept, Inc. (I)	23,200	104,400
TESARO, Inc. (I)	18,000	222,840
Theravance, Inc. (I)	82,100	2,189,607
Threshold Pharmaceuticals, Inc. (I)	69,600	613,176

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
ThromboGenics NV (I)	5,075	$178,038
Tranzyme, Inc. (I)	90,300	381,066
United Therapeutics Corp. (I)	14,400	779,328
Vertex Pharmaceuticals, Inc. (D) (I)	53,800	2,869,154
Vical, Inc. (I)	203,700	739,431
YM Biosciences, Inc. (I)	323,000	610,470

		165,189,692
Health Care Equipment & Supplies - 13.8%
Arthrocare Corp. (I)	45,400	1,342,932
Baxter International, Inc.	122,700	7,200,036
China Kanghui Holdings, Inc., ADR (I)	99,146	2,477,659
Conceptus, Inc. (I)	142,300	2,705,123
Covidien PLC (D)	136,400	7,645,220
Cynosure, Inc. (I)	25,400	660,400
DENTSPLY International, Inc. (D)	191,400	6,942,078
Dynavox, Inc., Class A (I)	35,300	30,926
Edwards Lifesciences Corp. (I)	47,900	4,891,069
Endologix, Inc. (I)	24,800	296,856
EnteroMedics, Inc. (I)	177,900	654,672
Genmark Diagnostics, Inc. (I)	146,600	1,103,898
HeartWare International, Inc. (I)	33,800	3,027,466
Hill-Rom Holdings, Inc.	33,300	923,409
IDEXX Laboratories, Inc. (I)	48,400	4,600,904
Insulet Corp. (I)	59,600	1,249,812
Intuitive Surgical, Inc. (D) (I)	3,600	1,770,444
Meridian Bioscience, Inc.	30,500	539,240
Nobel Biocare Holding AG (I)	15,052	142,454
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	824,000	908,172
Sonova Holding AG (I)	3,274	303,268
St. Jude Medical, Inc.	500	18,880
Straumann Holding AG	2,058	244,342
Stryker Corp.	125,900	6,705,434
The Cooper Companies, Inc.	20,500	1,718,925
Tornier BV (I)	8,000	143,360
Urologix, Inc. (I)	176,700	138,374
Volcano Corp. (I)	75,282	2,128,975
Wright Medical Group, Inc. (I)	20,256	419,299
Zimmer Holdings, Inc. (D)	75,173	4,644,188

		65,577,815
Health Care Providers & Services - 22.8%
Acadia Healthcare Company, Inc. (I)	55,200	1,058,736
Aetna, Inc.	69,200	2,657,972
Air Methods Corp. (I)	12,729	1,483,438
AMERIGROUP Corp. (I)	54,900	4,991,508
AmerisourceBergen Corp. (D)	98,200	3,782,664
Amil Participacoes SA	59,600	604,838
Bangkok Dusit Medical Services PCL	805,700	2,661,240
Bumrungrad Hospital PCL	481,500	1,198,564
Cardinal Health, Inc.	400	15,820
Catamaran Corp. (D) (I)	245,503	21,395,586
Centene Corp. (D) (I)	77,000	3,126,970
Community Health Systems, Inc. (I)	20,200	546,208
DaVita, Inc. (D) (I)	34,500	3,355,815
Diagnosticos da America SA	17,500	110,436
Express Scripts Holding Company (D) (I)	98,214	6,150,161
Fleury SA	81,300	883,130
Fortis Healthcare, Ltd. (I)	221,535	362,933
Fresenius Medical Care AG &
Company KGaA	25,641	1,847,330
Fresenius SE & Company KGaA	13,914	1,482,977
HCA Holdings, Inc.	51,300	1,464,615

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Health Management
Associates, Inc., Class A (I)	15,100	$115,666
Henry Schein, Inc. (D) (I)	65,500	5,031,055
HMS Holdings Corp. (I)	131,400	4,528,044
IHH Healthcare Bhd (I)	154,100	157,824
Laboratory Corp. of America Holdings (I)	7,200	633,240
LCA-Vision, Inc. (I)	94,500	405,405
McKesson Corp. (D)	88,200	7,683,102
MEDNAX, Inc. (I)	43,500	3,013,680
MWI Veterinary Supply, Inc. (I)	17,800	1,794,596
Odontoprev SA	82,700	448,150
Quest Diagnostics, Inc.	36,000	2,176,920
Select Medical Holdings Corp. (I)	81,497	843,494
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	500,800	862,924
Sinopharm Group Company, Ltd., H Shares	126,400	402,898
Triple-S Management Corp., Class B (I)	18,900	386,316
UnitedHealth Group, Inc. (D)	201,500	10,941,450
Universal Health Services, Inc., Class B	97,700	3,903,115
WellCare Health Plans, Inc. (I)	63,000	3,571,470
WellPoint, Inc. (D)	41,000	2,454,670

		108,534,960
Health Care Technology - 1.4%
Allscripts Healthcare Solutions, Inc. (I)	27,000	283,500
athenahealth, Inc. (I)	50,400	4,453,848
Cerner Corp. (I)	22,600	1,652,964

		6,390,312
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	5,300	196,948
BG Medicine, Inc. (I)	28,700	113,939
Bruker Corp. (I)	100,000	1,211,000
Covance, Inc. (I)	63,600	3,039,444
Illumina, Inc. (I)	15,400	648,032
Mettler-Toledo International, Inc. (I)	7,900	1,304,369
Thermo Fisher Scientific, Inc.	81,600	4,679,760

		11,193,492
Pharmaceuticals - 19.5%
Abbott Laboratories	51,300	3,362,202
Allergan, Inc. (D)	15,400	1,326,402
Auxilium Pharmaceuticals, Inc. (D) (I)	62,100	1,446,930
AVANIR Pharmaceuticals, Class A (I)	800,000	2,656,000
Bayer AG	20,974	1,626,794
Bayer AG, ADR	400	30,940
Bristol-Myers Squibb Company	40,700	1,343,507
Cadence Pharmaceuticals, Inc. (I)	183,600	723,384
China Medical System Holdings, Ltd.	3,307,100	1,746,291
Depomed, Inc. (I)	51,900	274,551
Elan Corp. PLC, ADR (I)	438,000	4,975,680
Endocyte, Inc. (I)	23,700	227,283
Forest Laboratories, Inc. (I)	33,500	1,162,115
GlaxoSmithKline Pharmaceuticals, Ltd.	5,035	190,073
Hikma Pharmaceuticals PLC	15,052	174,307
Hospira, Inc. (I)	46,200	1,551,396
Impax Laboratories, Inc. (I)	66,700	1,578,789
Jazz Pharmaceuticals PLC (I)	61,500	2,798,865
Lijun International
Pharmaceutical Holding, Ltd.	505,000	143,901
MAP Pharmaceuticals, Inc. (I)	110,700	1,487,808
Medicis Pharmaceutical Corp., Class A	39,800	1,256,088
Merck & Company, Inc. (D)	172,600	7,430,430
Mylan, Inc. (I)	900	21,213
Nektar Therapeutics (I)	35,100	301,158
Newron Pharmaceuticals SpA (I)	4,938	43,365

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S	9,744	$1,533,212
Optimer Pharmaceuticals, Inc. (I)	105,400	1,584,162
Pacira Pharmaceuticals, Inc. (I)	164,100	2,980,056
Par Pharmaceutical Companies, Inc. (I)	4,700	234,060
Pfizer, Inc.	125,900	3,003,974
Questcor Pharmaceuticals, Inc. (I)	48,234	2,095,285
Ranbaxy Laboratories, Ltd. (I)	46,770	465,746
Roche Holdings AG	17,392	3,164,197
Salix Pharmaceuticals, Ltd. (I)	25,800	1,134,168
Sanofi	3,742	305,630
Sawai Pharmaceutical Company, Ltd.	19,700	2,300,295
Shire PLC	24,580	742,252
Shire PLC, ADR	23,600	2,136,744
Simcere Pharmaceutical Group, ADR (I)	46,100	362,807
Stada Arzneimittel AG	22,932	644,459
Sun Pharmaceutical Industries, Ltd.	28,062	336,425
Supernus Pharmaceuticals, Inc. (I)	128,900	1,582,892
Teva Pharmaceutical Industries, Ltd., ADR	53,900	2,133,362
The Medicines Company (I)	266,700	6,851,523
Towa Pharmaceutical Company, Ltd.	21,300	1,375,303
UCB SA	54,661	2,679,442
Valeant
Pharmaceuticals International, Inc. (D) (I)	251,900	12,914,913
Vectura Group PLC (I)	120,419	160,573
ViroPharma, Inc. (I)	25,300	672,980
Vivus, Inc. (I)	17,200	368,940
Warner Chilcott PLC, Class A	38,500	524,370
Watson Pharmaceuticals, Inc. (I)	7,600	618,260
XenoPort, Inc. (I)	217,600	2,028,032

		92,813,534

		449,699,805
Industrials - 0.3%
Professional Services - 0.3%
The Advisory Board Company (I)	35,930	1,592,777
Information Technology - 0.9%
IT Services - 0.3%
MAXIMUS, Inc.	27,700	1,506,603
Software - 0.6%
Nuance Communications, Inc. (I)	123,100	2,935,935

		4,442,538
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company (D)	36,900	3,214,359

TOTAL COMMON STOCKS (Cost $368,909,240)		$462,774,868

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Castlight Health, Inc. (R)	59,286	357,884

TOTAL PREFERRED SECURITIES (Cost $357,884)		$357,884

CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%
HeartWare International, Inc.
3.500%, 12/15/2017 (I)	$100,000	$119,622
Insulet Corp. 3.750%, 06/15/2016	100,000	110,250

		229,872

TOTAL CONVERTIBLE BONDS (Cost $197,461)		$229,872

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Exchange Traded Option on Eli Lilly &
Company (Expiration Date: 1/19/2013;
Strike Price: $45.00) (I)	$32,800	$76,035

TOTAL OPTIONS PURCHASED (Cost $58,487)		$76,035

WARRANTS - 0.0%
Cytokinetics, Inc. (Expiration Date:
06/20/2017; Strike Price: $0.88) (I)	165,780	23,210
Puma Biotechnology (Expiration date:
10/04/2021; Strike Price: $0.01) (I) (R)	1	0

TOTAL WARRANTS (Cost $17)		$23,210

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
State Street Institutional US Government
Money Market Fund, 0.0317% (Y)	3,082,254	3,082,254
T. Rowe Price Reserve Investment
Fund, 0.1031% (Y)	15,739,030	15,739,030

TOTAL SHORT-TERM INVESTMENTS (Cost $18,821,284)		$18,821,284

Total Investments (Health Sciences Fund)
(Cost $388,344,373) - 101.4%		$482,283,153
Other assets and liabilities, net - (1.4%)		(6,630,602)

TOTAL NET ASSETS - 100.0%		$475,652,551

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Consumer Discretionary - 21.8%
Auto Components - 0.9%
BorgWarner, Inc. (I)(L)	16,613	$1,142,642
Automobiles - 1.1%
Harley-Davidson, Inc.	36,186	1,518,365
Hotels, Restaurants & Leisure - 3.4%
Bally Technologies, Inc. (I)(L)	18,976	840,447
Chipotle Mexican Grill, Inc. (I)	2,246	648,285
Panera Bread Company, Class A (I)	6,193	959,296
Penn National Gaming, Inc. (I)	17,834	700,698
Starwood Hotels & Resorts Worldwide, Inc.	25,024	1,379,573

		4,528,299
Internet & Catalog Retail - 2.1%
Expedia, Inc. (L)	18,816	966,390
Netflix, Inc. (I)(L)	11,147	665,699
priceline.com, Inc. (I)	1,932	1,168,029

		2,800,118
Media - 0.6%
Sirius XM Radio, Inc. (I)	304,129	769,446
Multiline Retail - 1.1%
Family Dollar Stores, Inc.	22,401	1,425,600
Specialty Retail - 10.7%
Cabela’s, Inc. (I)	21,004	1,008,402
DSW, Inc., Class A	13,968	901,215
GNC Holdings, Inc., Class A	37,827	1,469,579
Lumber Liquidators Holdings, Inc. (I)	2,860	133,448
O’Reilly Automotive, Inc. (I)	16,144	1,371,433

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
PetSmart, Inc. (L)	45,093	$3,197,996
Ross Stores, Inc.	22,789	1,576,771
Sally Beauty Holdings, Inc. (I)	32,668	898,370
The Gap, Inc.	20,133	721,164
Tractor Supply Company	12,233	1,168,007
Ulta Salon Cosmetics & Fragrance, Inc.	16,820	1,581,080

		14,027,465
Textiles, Apparel & Luxury Goods - 1.9%
Lululemon Athletica, Inc. (I)	11,926	777,456
Michael Kors Holdings, Ltd. (I)(L)	32,044	1,728,774

		2,506,230

		28,718,165
Consumer Staples - 11.0%
Beverages - 1.4%
Beam, Inc.	11,272	657,834
Monster Beverage Corp. (I)	18,552	1,093,269

		1,751,103
Food & Staples Retailing - 5.2%
Costco Wholesale Corp.	20,122	1,969,340
Pricesmart, Inc. (L)	10,253	749,904
The Fresh Market, Inc. (I)	17,266	996,594
Whole Foods Market, Inc.	32,541	3,148,342

		6,864,180
Food Products - 3.2%
McCormick & Company, Inc., Non-
Voting Shares (L)	18,492	1,136,148
Mead Johnson Nutrition Company	31,016	2,274,403
The Hain Celestial Group, Inc. (I)	11,924	822,637

		4,233,188
Household Products - 1.2%
Church & Dwight Company, Inc. (L)	29,488	1,614,173

		14,462,644
Energy - 5.3%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (I)	16,351	756,724
National Oilwell Varco, Inc.	25,682	2,023,742
Oil States International, Inc. (I)	12,327	964,464

		3,744,930
Oil, Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp. (L)	21,559	892,758
Concho Resources, Inc. (I)	14,521	1,303,115
Linn Energy LLC	27,642	1,099,046

		3,294,919

		7,039,849
Financials - 5.8%
Capital Markets - 1.8%
KKR & Company LP	44,818	638,657
Lazard, Ltd., Class A (L)	25,915	738,318
Raymond James Financial, Inc.	27,391	964,163

		2,341,138
Commercial Banks - 1.1%
East West Bancorp, Inc.	34,311	752,783
SVB Financial Group (I)	11,517	667,871

		1,420,654
Consumer Finance - 1.5%
Discover Financial Services	51,137	1,980,536

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.9%
Digital Realty Trust, Inc.	15,904	$1,185,007
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (I)	41,490	718,192

		7,645,527
Health Care - 14.8%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (I)	27,097	2,905,069
Cepheid, Inc. (I)(L)	15,512	585,423
Grifols SA (I)(L)	51,788	1,457,650
Regeneron Pharmaceuticals, Inc. (I)(L)	7,852	1,162,489

		6,110,631
Health Care Equipment & Supplies - 2.1%
IDEXX Laboratories, Inc. (I)	14,329	1,362,115
Intuitive Surgical, Inc. (I)	1,195	587,689
The Cooper Companies, Inc.	9,959	835,062

		2,784,866
Health Care Providers & Services - 4.3%
Catamaran Corp. (I)	49,463	4,310,700
Express Scripts Holding Company (I)	21,134	1,323,411

		5,634,111
Health Care Technology - 1.2%
Cerner Corp. (I)(L)	21,840	1,597,378
Pharmaceuticals - 2.6%
Perrigo Company (L)	18,205	2,002,004
Watson Pharmaceuticals, Inc. (I)	16,915	1,376,033

		3,378,037

		19,505,023
Industrials - 14.2%
Aerospace & Defense - 2.9%
BE Aerospace, Inc. (I)	16,629	669,484
Spirit Aerosystems Holdings, Inc., Class A (I)	30,659	762,183
TransDigm Group, Inc. (I)(L)	12,146	1,683,679
Triumph Group, Inc.	11,645	692,062

		3,807,408
Building Products - 0.7%
Fortune Brands Home & Security, Inc. (I)	37,361	952,706
Commercial Services & Supplies - 2.2%
Cintas Corp. (L)	20,197	816,363
Clean Harbors, Inc. (I)	14,728	801,056
Stericycle, Inc. (I)(L)	14,417	1,319,444

		2,936,863
Construction & Engineering - 1.6%
Chicago Bridge & Iron Company NV (L)	23,031	848,001
Quanta Services, Inc. (I)(L)	49,308	1,183,392

		2,031,393
Machinery - 2.8%
Chart Industries, Inc. (I)(L)	11,733	818,963
Flowserve Corp.	6,233	795,705
Trinity Industries, Inc.	35,318	1,000,912
Valmont Industries, Inc.	6,751	855,689
Woodward, Inc. (L)	5,702	199,171

		3,670,440
Professional Services - 1.0%
IHS, Inc., Class A (I)	11,382	1,298,003
Road & Rail - 2.1%
Kansas City Southern	35,431	2,739,879

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (I)(L)	37,661	$1,216,827

		18,653,519
Information Technology - 19.1%
Communications Equipment - 0.7%
F5 Networks, Inc. (I)	8,612	839,584
Palo Alto Networks Inc (I)(L)	1,160	74,681

		914,265
Computers & Peripherals - 1.9%
Apple, Inc.	3,811	2,535,230
Electronic Equipment, Instruments & Components - 2.4%
Jabil Circuit, Inc.	65,629	1,495,029
Trimble Navigation, Ltd. (I)(L)	32,882	1,612,862

		3,107,891
Internet Software & Services - 2.5%
Baidu, Inc., ADR (I)	8,962	998,725
LinkedIn Corp., Class A (I)	10,091	1,082,764
Rackspace Hosting, Inc. (I)(L)	19,395	1,163,312

		3,244,801
IT Services - 4.2%
Alliance Data Systems Corp. (I)(L)	25,938	3,570,366
Teradata Corp. (I)	26,309	2,009,481

		5,579,847
Semiconductors & Semiconductor Equipment - 2.5%
Avago Technologies, Ltd.	23,931	875,157
NXP Semiconductor NV (I)	29,403	685,678
Xilinx, Inc. (L)	49,911	1,692,482

		3,253,317
Software - 4.9%
Check Point Software Technologies, Ltd. (I)(L)	15,413	710,385
Citrix Systems, Inc. (I)	12,898	1,002,046
CommVault Systems, Inc. (I)	11,961	603,074
NetSuite, Inc. (I)	26,139	1,486,786
Nuance Communications, Inc. (I)(L)	38,699	922,971
Salesforce.com, Inc. (I)	4,493	652,294
Sourcefire, Inc. (I)(L)	13,014	675,296
Splunk, Inc. (I)	11,932	410,461

		6,463,313

		25,098,664
Materials - 4.2%
Chemicals - 3.2%
Airgas, Inc.	16,501	1,370,738
Albemarle Corp.	14,907	815,860
American Vanguard Corp.	3,423	100,705
FMC Corp.	35,123	1,907,881

		4,195,184
Metals & Mining - 1.0%
Carpenter Technology Corp.	28,402	1,342,279

		5,537,463
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 0.8%
tw telecom, Inc. (I)	40,624	1,021,694
Wireless Telecommunication Services - 1.6%
SBA Communications Corp., Class A (I)(L)	35,382	2,115,136

		3,136,830

TOTAL COMMON STOCKS (Cost $94,649,911)		$129,797,684

Heritage Fund (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 19.9%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)		2,615,087	26,172,056

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,161,884)			$26,172,056

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)		2,431,143	2,431,143

TOTAL SHORT-TERM INVESTMENTS (Cost $2,431,143)			$2,431,143

Total Investments (Heritage Fund)
(Cost $123,242,938) - 120.3%			$158,400,883
Other assets and liabilities, net - (20.3%)			(26,755,245)

TOTAL NET ASSETS - 100.0%			$131,645,638

High Income Fund
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 59.1%
Consumer Discretionary - 25.5%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$2,500,000	$2,643,750
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		851,000	912,698
Beazer Homes USA, Inc.
9.125%, 06/15/2018 to 05/15/2019		5,270,000	5,163,925
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		5,030,000	5,419,815
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014	CAD	4,445,000	4,509,257
9.750%, 06/21/2018		4,976,000	5,401,157
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		$2,140,000	2,150,700
CCO Holdings LLC
6.625%, 01/31/2022		860,000	930,950
Chrysler Group LLC
8.250%, 06/15/2021		3,700,000	3,903,500
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		11,199,396	6,943,626
DISH DBS Corp.
6.750%, 06/01/2021		1,300,000	1,384,500
Exide Technologies
8.625%, 02/01/2018		9,798,000	8,022,113
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		20,530,000	12,831
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		2,015,000	2,075,450
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (V)		1,304,000	1,408,320
Jaguar Land Rover PLC
8.125%, 05/15/2021 (S)		3,500,000	3,718,750
KB Home
7.500%, 09/15/2022		1,700,000	1,759,500
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		5,580,000	5,133,600
Marina District Finance Company, Inc.
9.500%, 10/15/2015		800,000	792,000

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)		$24,547,000	$2,209,230
Meritage Homes Corp.
7.000%, 04/01/2022		1,255,000	1,317,750
MGM Resorts International
7.625%, 01/15/2017		2,655,000	2,744,606
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		10,945,000	9,686,325
11.500%, 11/01/2017 (S)		2,655,000	2,761,200
Mohegan Tribal Gaming Authority, PIK
11.000%, 09/15/2018 (S)		10,540,000	7,088,150
Mood Media Corp.
10.000%, 10/31/2015	CAD	45,000	52,612
MTR Gaming Group, Inc.
11.500%, 08/01/2019		$985,000	1,012,088
PVH Corp.
7.375%, 05/15/2020		1,340,000	1,500,800
Standard Pacific Corp.
8.375%, 01/15/2021		2,235,000	2,492,025
Tenneco, Inc.
6.875%, 12/15/2020		1,632,000	1,778,880
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		475,000	494,000
8.750%, 08/15/2020		1,250,000	1,393,750
Tower Automotive Holdings USA LLC
10.625%, 09/01/2017 (S)		775,000	827,313
Toys R Us, Inc.
10.375%, 08/15/2017 (S)		1,440,000	1,441,800
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)		339,000	387,308
Visteon Corp.
6.750%, 04/15/2019		926,000	941,048
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		1,791,913	1,058,777
WMG Acquisition Corp.
11.500%, 10/01/2018		1,705,000	1,871,238
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		170,000	178,075

			103,523,417
Consumer Staples - 2.4%
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019		4,450,000	4,522,313
Rite Aid Corp.
9.250%, 03/15/2020		3,675,000	3,776,063
YCC Holdings LLC, PIK
10.250%, 02/15/2016		1,191,000	1,240,129

			9,538,505
Energy - 4.3%
Afren PLC
10.250%, 04/08/2019 (S)		1,775,000	1,952,500
Arch Coal, Inc.
7.250%, 06/15/2021		4,457,000	4,022,443
Bill Barrett Corp.
7.000%, 10/15/2022		495,000	492,525
EP Energy LLC
7.750%, 09/01/2022 (S)		2,015,000	2,020,038
EV Energy Partners LP
8.000%, 04/15/2019		940,000	970,550
OGX Austria GmbH
8.375%, 04/01/2022 (S)		1,135,000	964,750
Peabody Energy Corp.
6.250%, 11/15/2021 (S)		1,020,000	1,037,850

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Penn Virginia Corp.
10.375%, 06/15/2016	$1,940,000	$1,940,000
Pioneer Energy Services Corp.
9.875%, 03/15/2018	755,000	817,288
Quicksilver Resources, Inc.
11.750%, 01/01/2016	1,430,000	1,401,400
SandRidge Energy, Inc.
7.500%, 03/15/2021	1,879,000	1,902,488

		17,521,832
Financials - 3.5%
CIT Group, Inc.
7.000%, 05/02/2017 (S)	1,481,896	1,483,378
iPayment, Inc.
10.250%, 05/15/2018	1,035,000	947,025
iStar Financial, Inc.
9.000%, 06/01/2017	674,000	695,063
Legend Acquisition Sub, Inc.
10.750%, 08/15/2020 (S)	1,005,000	992,438
Nationstar Mortgage LLC
10.875%, 04/01/2015	1,000,000	1,092,500
Realogy Corp.
11.500%, 04/15/2017	1,980,000	2,103,750
12.000%, 04/15/2017	3,898,607	4,083,791
Regions Bank
6.450%, 06/26/2037	1,310,000	1,311,638
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,605,000	1,612,982

		14,322,565
Health Care - 3.0%
Catalent Pharma Solutions, Inc.
9.500%, 04/15/2015 (P)	1,924,000	1,972,100
Endo Health Solutions, Inc.
7.250%, 01/15/2022	970,000	1,053,663
ExamWorks Group, Inc.
9.000%, 07/15/2019	1,193,000	1,237,738
HCA, Inc.
8.000%, 10/01/2018	3,000,000	3,412,500
8.500%, 04/15/2019	835,000	941,463
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	3,480,000	3,493,050

		12,110,514
Industrials - 3.7%
Air Canada
9.250%, 08/01/2015 (S)	1,170,000	1,196,325
12.000%, 02/01/2016 (S)	1,950,000	1,784,250
Bombardier, Inc.
5.750%, 03/15/2022 (S)	1,655,000	1,675,688
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)	3,425,000	3,476,375
Swift Services Holdings, Inc.
10.000%, 11/15/2018	1,770,000	1,942,575
U.S. Airways 2012-1 Class C Pass
Through Trust
9.125%, 10/01/2015	1,680,000	1,713,600
UR Financing Escrow Corp.
7.375%, 05/15/2020 (S)	660,000	699,600
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	2,338,607	2,467,231

		14,955,644

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.2%
CDW LLC
8.000%, 12/15/2018		$785,000	$871,350
Materials - 10.3%
American Gilsonite Company
11.500%, 09/01/2017 (S)		1,210,000	1,237,225
American Pacific Corp.
9.000%, 02/01/2015		6,295,000	6,436,638
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		1,060,000	983,150
Berry Plastics Corp.
9.500%, 05/15/2018		2,687,000	2,901,960
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)		2,750,000	2,873,750
Edgen Murray Corp.
12.250%, 01/15/2015		3,395,000	3,607,188
Ferro Corp.
7.875%, 08/15/2018		3,165,000	2,959,275
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,370,000	1,304,925
7.000%, 11/01/2015 (S)		1,075,000	1,056,188
Hexion US Finance Corp.
8.875%, 02/01/2018		2,400,000	2,418,000
INEOS Group Holdings SA
8.500%, 02/15/2016 (S)		940,000	885,950
Inmet Mining Corp.
8.750%, 06/01/2020 (S)		1,500,000	1,541,250
Magnesita Finance, Ltd.
8.625%, 04/15/2017 (Q)(S)		285,000	291,621
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		8,704,000	8,943,360
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)		673,000	551,860
7.750%, 07/15/2017 (S)		1,406,000	1,469,270
Tembec Industries, Inc.
11.250%, 12/15/2018		1,000,000	1,040,000
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		1,985,000	1,478,825

			41,980,435
Telecommunication Services - 5.1%
Cincinnati Bell, Inc.
8.750%, 03/15/2018		2,885,000	2,913,850
Digicel, Ltd.
7.000%, 02/15/2020 (S)		3,385,000	3,368,075
Intelsat Jackson Holdings SA
11.250%, 06/15/2016		581,000	611,503
Intelsat Luxembourg SA
11.250%, 02/04/2017		7,920,000	8,316,000
Nextel Communications, Inc.
7.375%, 08/01/2015		1,971,000	1,980,855
OTE PLC
4.625%, 05/20/2016	EUR	350,000	288,411
5.000%, 08/05/2013		350,000	381,558
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		$440,000	519,200
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		2,015,000	1,853,800
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		689,812	482,868

			20,716,120
Utilities - 1.1%
Calpine Corp.
7.875%, 01/15/2023 (S)		1,700,000	1,921,000

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
7.875%, 05/15/2021	$2,310,000	$2,471,700

		4,392,700

TOTAL CORPORATE BONDS (Cost $247,322,525)		$239,933,082

FOREIGN GOVERNMENT
OBLIGATIONS - 0.2%
Argentina - 0.2%
City of Buenos Aires
9.950%, 03/01/2017 (S)	1,115,000	914,300

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $950,292)		$914,300

CONVERTIBLE BONDS - 9.0%
Consumer Discretionary - 7.6%
Ford Motor Company 4.250%, 11/15/2016	8,490,000	11,610,075
Saks, Inc. 7.500%, 12/01/2013 (S)	1,735,000	3,728,081
The Ryland Group, Inc.
1.625%, 05/15/2018	335,000	378,550
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	9,650,000	14,993,688

		30,710,394
Consumer Staples - 0.1%
Alliance One International, Inc.
5.500%, 07/15/2014	540,000	494,100
Industrials - 1.0%
United Continental Holdings, Inc.
6.000%, 10/15/2029	1,335,000	2,983,725
US Airways Group, Inc.
7.250%, 05/15/2014	396,000	960,795

		3,944,520
Information Technology - 0.3%
Equinix, Inc. 3.000%, 10/15/2014	730,000	1,387,000

TOTAL CONVERTIBLE BONDS (Cost $34,130,733)		$36,536,014

TERM LOANS (M) - 6.7%
Consumer Discretionary - 2.0%
Clear Channel Communications, Inc.
3.882%, 01/28/2016	7,949,687	6,150,164
Fontainebleau Las Vegas Holdings LLC
3.250%, 06/06/2014 (H)	1,618,638	254,935
3.250%, 06/06/2014 (H)	757,938	119,375
Harrah’s Las Vegas Propco LLC
3.240%, 02/13/2013	500,000	386,250
The Star Tribune Company
8.000%, 09/28/2014	218,228	208,408
8.000%, 09/29/2014	290,971	277,877
Univision Communications, Inc.
4.482%, 03/31/2017	899,123	868,777

		8,265,786
Energy - 1.4%
Chesapeake Energy Corp.
8.500%, 12/01/2017	5,725,000	5,738,311
Financials - 2.5%
iStar Financial, Inc.
7.000%, 06/30/2014	5,265,000	5,274,872
Realogy Corp.
13.500%, 10/15/2017	2,675,000	2,711,781

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Springleaf Finance Funding Company
5.500%, 05/10/2017	$2,000,000	$1,926,786

		9,913,439
Health Care - 0.3%
National Mentor Holdings, Inc.
7.000%, 02/09/2017	1,368,073	1,347,552
Materials - 0.5%
INEOS US Finance LLC
6.500%, 05/04/2018	1,905,225	1,905,621

TOTAL TERM LOANS (Cost $27,834,257)		$27,170,709

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%
Commercial & Residential - 0.2%
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	32,924,927	210,720
Series 2007-4, Class ES,
0.350%, 07/19/2047	39,775,256	254,562
Series 2007-6, Class ES,
0.342%, 08/19/2037 (S)	27,591,746	176,587

		641,869

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $379,461)		$641,869

ASSET BACKED SECURITIES - 0.6%
Argent Securities, Inc., Series 2006-M2,
Class A2C 0.386%, 09/25/2036 (P)	3,439,598	1,114,144
Mastr Asset Backed Securities Trust,
Series 2006-HE4, Class A2
0.346%, 11/25/2036 (P)	3,560,117	1,334,666

TOTAL ASSET BACKED SECURITIES (Cost $2,384,749)		$2,448,810

COMMON STOCKS - 3.9%
Consumer Discretionary - 3.0%
Beazer Homes USA, Inc. (I)	545,666	$1,604,258
Canadian Satellite Radio Holdings, Inc. (I)	268,076	1,087,805
Canadian Satellite Radio
Holdings, Inc., Class A (I)	533,275	2,163,936
General Motors Company	36,800	785,680
Greektown Superholdings, Inc. (I)(V)	7,894	399,673
Lear Corp.	84,139	3,267,117
Liberty Media Corp. - Liberty
Capital, Series A (I)	20,273	2,114,068
The Star Tribune Company	11,462	338,129
Trump Entertainment Resorts, Inc. (I)	175,054	525,162
Vertis Holdings, Inc. (I)	203,071	0

		12,285,828
Energy - 0.1%
Pacific Coast Oil Trust	22,500	426,375
Financials - 0.8%
Banco Santander SA, ADR	148,500	1,045,440
Talmer Bancorp, Inc. (I)(R)(S)	279,167	2,129,106

		3,174,546
Materials - 0.0%
Resolute Forest Products (I)	24	302

TOTAL COMMON STOCKS (Cost $22,344,103)		$15,887,051

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 16.1%
Consumer Discretionary - 6.7%
Beazer Homes USA, Inc., 7.250%	30,239	$521,623
Beazer Homes USA, Inc., 7.500%	30,240	483,840
Dana Holding Corp., 4.000% (S)	40,000	4,675,000
General Motors Company,
Series B, 4.750%	147,469	5,264,643
Greektown
Superholdings, Inc., Series A (I)(V)	168,490	11,924,037
The Goodyear Tire & Rubber Company,
5.875%, 5.875%	101,459	4,577,830

		27,446,973
Financials - 5.4%
2010 Swift Mandatory Common Exchange
Security Trust, 6.000%, 6.000% (S)	286,430	2,390,602
Bank of America Corp., Series L, 7.250%	7,700	8,138,900
Hartford Financial Services
Group, Inc., 7.875%	107,430	3,024,155
iStar Financial, Inc., Series E, 7.875%	232,840	4,603,247
Zions Bancorporation, 7.900%	134,740	3,695,918

		21,852,822
Industrials - 3.8%
Continental Airlines
Finance Trust II, 6.000%	428,293	14,321,047
United Technologies Corp., 7.500%	18,742	1,046,178

		15,367,225
Materials - 0.2%
Thompson Creek Metals
Company, Inc., 6.500%	40,434	679,291

TOTAL PREFERRED SECURITIES (Cost $65,579,472)		$65,346,311

ESCROW CERTIFICATES - 0.1%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	24,000
9.875%, 03/01/2049 (I)	1,965,000	15,720
10.250%, 11/01/2049 (I)	985,000	7,880
Mood Media Corp. , (I)	28,560	0
SuperMedia, Inc. 8.000%, 11/15/2016 (I)	18,405,000	0

		47,600
Materials - 0.1%
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (I)	8,000,000	170,000

TOTAL ESCROW CERTIFICATES (Cost $391,746)		$217,600

WARRANTS - 0.0%
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price $3.50) (I)	32,649	18,149
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)	4,835	0

TOTAL WARRANTS (Cost $0)		$18,149

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
Repurchase Agreement with State
Street Corp. dated 08/31/2012 at 0.010%
to be repurchased at $4,276,005 on
09/04/2012, collateralized by $4,315,000
U.S Treasury Bond, 1.000% due
01/15/2014 (valued at $4,366,189,
including interest)		$4,276,000	$4,276,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,276,000)			$4,276,000

Total Investments (High Income Fund)
(Cost $405,593,338) - 96.9%			$393,389,895
Other assets and liabilities, net - 3.1%			12,464,758

TOTAL NET ASSETS - 100.0%			$405,854,653

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.6%
Argentina - 0.8%
Republic of Argentina
2.260%, 12/31/2038	EUR	508,123	180,231
7.000%, 09/12/2013 to 10/03/2015		$4,917,000	4,290,278
7.820%, 12/31/2033 (P)	EUR	1,166,405	836,250
8.750%, 06/02/2017		$895,914	828,720
12/15/2035 (I)		48,000	5,400
12/15/2035 (I)	EUR	12,603,351	1,609,028
12/15/2035 (I)	ARS	1,938,355	54,991

			7,804,898
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	9,789,000	5,063,133

			5,063,133
Indonesia - 0.3%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,530,520
10.250%, 07/15/2022		6,137,000,000	824,728

			2,355,248
Venezuela - 1.0%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	88,450
5.750%, 02/26/2016		8,627,000	7,742,733
7.650%, 04/21/2025		949,000	721,240
8.500%, 10/08/2014		339,000	339,000
9.375%, 01/13/2034		568,000	479,960

			9,371,383

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $24,788,469)			$24,594,662

CORPORATE BONDS - 83.4%
Consumer Discretionary - 16.8%
Affinity Gaming LLC
9.000%, 05/15/2018 (S)		2,160,000	2,197,800
American Greetings Corp.
7.375%, 12/01/2021		1,330,000	1,456,350
Bankrate, Inc.
11.750%, 07/15/2015		3,412,000	3,821,427

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Bon-Ton Department Stores, Inc.
10.625%, 07/15/2017 (S)		$1,120,000	$907,200
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,385,038	2,045,933
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		4,150,000	4,113,688
9.125%, 12/01/2018		260,000	269,425
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		1,030,000	1,109,825
Carmike Cinemas, Inc.
7.375%, 05/15/2019		1,010,000	1,079,438
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018 (S)		2,470,000	2,649,075
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		2,780,000	2,793,900
CCO Holdings LLC
5.250%, 09/30/2022		2,060,000	2,039,400
7.375%, 06/01/2020		1,020,000	1,132,200
8.125%, 04/30/2020		2,560,000	2,880,000
Cengage Learning Acquisitions, Inc.
11.500%, 04/15/2020 (S)		4,150,000	4,367,875
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	573,720
Chrysler Group LLC
8.000%, 06/15/2019		520,000	548,600
8.250%, 06/15/2021		5,190,000	5,475,450
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		2,060,000	1,994,300
CSC Holdings LLC
6.750%, 11/15/2021 (S)		1,120,000	1,209,600
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		2,450,000	2,523,500
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		2,000,000	2,100,000
Edcon Pty, Ltd.
3.912%, 06/15/2014 (P)	EUR	1,200,000	1,382,876
9.500%, 03/01/2018 (S)		$3,470,000	3,209,750
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,623,625
Entercom Radio LLC
10.500%, 12/01/2019		960,000	1,051,200
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	906,504
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)		$3,000,000	1,875
General Motors Financial Company, Inc.
6.750%, 06/01/2018		2,610,000	2,894,237
Good Sam Enterprises LLC
11.500%, 12/01/2016		3,150,000	3,272,063
Gymboree Corp.
9.125%, 12/01/2018 (L)		4,010,000	3,809,500
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015		2,180,000	1,869,350
10.750%, 02/01/2016 (L)		3,854,000	2,909,770
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		2,880,000	2,653,200
ITV PLC
7.375%, 01/05/2017	GBP	540,000	934,609
Landry’s, Inc.
9.375%, 05/01/2020 (S)		$2,750,000	2,908,125
LBI Media, Inc.
9.250%, 04/15/2019 (S)		2,840,000	2,584,400

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	$434,436
Mastro’s Restaurants LLC
12.000%, 06/01/2017 (S)		$2,450,000	2,551,063
MGM Resorts International
10.375%, 05/15/2014		540,000	612,900
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		6,883,000	6,091,455
Monitronics International, Inc.
9.125%, 04/01/2020		5,410,000	5,518,200
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	3,929,475
NCL Corp., Ltd.
9.500%, 11/15/2018		9,660,000	10,626,000
11.750%, 11/15/2016		2,310,000	2,662,275
NetFlix, Inc.
8.500%, 11/15/2017		3,315,000	3,547,050
Nielsen Finance LLC
7.750%, 10/15/2018		180,000	202,500
11.500%, 05/01/2016		880,000	985,600
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	2,796,000
Party City Holdings, Inc.
8.875%, 08/01/2020 (S)		2,680,000	2,834,100
Pharmaceutical Product Development, Inc.
9.500%, 12/01/2019 (S)		970,000	1,081,550
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	400,000	513,182
11.250%, 05/15/2017		780,000	1,000,706
Quiksilver, Inc.
6.875%, 04/15/2015 (L)		$1,300,000	1,241,500
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)		750,000	795,000
Service Corp. International
7.500%, 04/01/2027		1,530,000	1,604,588
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019		3,590,000	3,733,600
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		4,740,000	4,100,100
Snoqualmie Entertainment Authority
4.476%, 02/01/2014 (P) (S)		1,165,000	1,141,700
Sotheby’s
7.750%, 06/15/2015		3,540,000	3,889,575
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		1,510,000	1,596,825
Station Casinos, Inc.
6.500%, 02/01/2014 (H)		500,000	50
6.625%, 03/15/2018 (H)		1,705,000	171
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028		2,265,000	2,174,400
The ServiceMaster Company
8.000%, 02/15/2020		2,360,000	2,516,350
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,350,000	1,355,063
6.875%, 05/15/2019 (S)		4,400,000	4,543,000
Virgin Media Finance PLC
9.500%, 08/15/2016		1,014,000	1,133,145
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		1,170,000	1,225,575
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	910,000	1,256,196

			156,993,120

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 3.4%
Alliance One International, Inc.
10.000%, 07/15/2016		$5,330,000	$5,416,613
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	540,000	896,024
Constellation Brands, Inc.
4.625%, 03/01/2023		$1,180,000	1,200,650
DJO Finance LLC
10.875%, 11/15/2014		940,000	981,125
Harmony Foods Corp.
10.000%, 05/01/2016 (S)		1,350,000	1,397,250
Hypermarcas SA
6.500%, 04/20/2021 (S)		4,750,000	4,868,750
Innovation Ventures LLC
9.500%, 08/15/2019 (S)		530,000	486,275
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)		3,120,000	3,073,200
New Albertsons, Inc.
7.250%, 05/01/2013		430,000	427,850
Post Holdings, Inc.
7.375%, 02/15/2022 (S)		3,350,000	3,530,063
Prestige Brands, Inc.
8.125%, 02/01/2020		920,000	1,018,900
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019		870,000	884,138
9.875%, 08/15/2019		2,050,000	2,167,875
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		4,910,000	5,130,950

			31,479,663
Energy - 18.4%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		1,720,000	1,833,864
Arch Coal, Inc.
7.000%, 06/15/2019 (L)		1,800,000	1,629,000
8.750%, 08/01/2016 (L)		1,780,000	1,780,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020		1,710,000	1,825,425
Berry Petroleum Company
6.375%, 09/15/2022		1,560,000	1,661,400
Calumet Specialty Products Partners LP
9.375%, 05/01/2019		2,550,000	2,677,500
9.625%, 08/01/2020 (S)		1,700,000	1,806,250
Chesapeake Energy Corp.
6.125%, 02/15/2021 (L)		720,000	714,600
Chesapeake Midstream Partners LP
5.875%, 04/15/2021		1,020,000	1,042,950
6.125%, 07/15/2022		4,060,000	4,212,250
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)		3,040,000	2,918,400
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021		1,770,000	1,843,013
9.500%, 05/15/2016		1,810,000	1,972,900
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)		2,170,000	2,311,050
Comstock Resources, Inc.
9.500%, 06/15/2020		1,980,000	2,088,900
Concho Resources, Inc.
7.000%, 01/15/2021		2,890,000	3,222,350
CONSOL Energy, Inc.
6.375%, 03/01/2021		320,000	316,800
8.250%, 04/01/2020		2,970,000	3,200,175
Continental Resources, Inc.
5.000%, 09/15/2022		550,000	574,750
5.000%, 09/15/2022 (S)		3,570,000	3,721,725

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	$6,783,867	$5,417,889
Crosstex Energy LP
7.125%, 06/01/2022 (S)	1,530,000	1,522,350
8.875%, 02/15/2018	2,840,000	3,031,700
Denbury Resources, Inc.
8.250%, 02/15/2020	2,574,000	2,921,490
Energy Future Intermediate
Holding Company LLC
10.000%, 12/01/2020	3,501,000	3,929,873
11.750%, 03/01/2022 (S)	7,250,000	7,721,250
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	3,590,000	4,020,800
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,030,000	1,153,600
EXCO Resources, Inc.
7.500%, 09/15/2018	4,880,000	4,440,800
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,640,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	1,280,000	1,305,600
Halcon Resources Corp.
9.750%, 07/15/2020 (S)	2,870,000	2,927,400
Hercules Offshore, Inc.
10.250%, 04/01/2019 (S)	1,560,000	1,599,000
10.500%, 10/15/2017 (S)	5,370,000	5,557,950
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	933,100
Key Energy Services, Inc.
6.750%, 03/01/2021 (S)	760,000	769,500
6.750%, 03/01/2021	2,205,000	2,243,588
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019 (S)	3,170,000	3,368,125
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	1,140,000	1,125,750
MarkWest Energy Partners LP
6.250%, 06/15/2022	3,700,000	3,931,250
6.500%, 08/15/2021	1,020,000	1,093,950
MEG Energy Corp.
6.500%, 03/15/2021 (S)	2,330,000	2,452,325
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	2,660,000	1,862,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	2,390,000	2,640,950
11.500%, 08/01/2015 (S)	440,000	486,200
Oil States International, Inc.
6.500%, 06/01/2019	1,930,000	2,050,625
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (L)	6,670,000	4,135,400
Pan American Energy LLC
7.875%, 05/07/2021 (S)	210,000	182,175
7.875%, 05/07/2021	4,200,000	3,643,500
Parker Drilling Company
9.125%, 04/01/2018	870,000	933,075
9.125%, 04/01/2018 (S)	1,100,000	1,179,750
Peabody Energy Corp.
6.500%, 09/15/2020 (L)	2,150,000	2,225,250
7.875%, 11/01/2026	2,810,000	2,999,675
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	1,290,000	1,377,075

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pioneer Energy Services Corp.
9.875%, 03/15/2018		$480,000	$519,600
Plains Exploration & Production Company
6.125%, 06/15/2019		1,490,000	1,571,950
6.750%, 02/01/2022		1,230,000	1,328,400
8.625%, 10/15/2019		2,695,000	3,052,088
QEP Resources, Inc.
5.375%, 10/01/2022		1,540,000	1,578,500
Quicksilver Resources, Inc.
11.750%, 01/01/2016		7,839,000	7,682,220
Range Resources Corp.
5.000%, 08/15/2022		1,470,000	1,530,638
5.750%, 06/01/2021		530,000	563,788
Regency Energy Partners LP
6.875%, 12/01/2018		1,410,000	1,522,800
Samson Investment Company
9.750%, 02/15/2020 (S)		5,350,000	5,510,500
SandRidge Energy, Inc.
7.500%, 02/15/2023 (S)		2,780,000	2,793,900
SESI LLC
7.125%, 12/15/2021		2,300,000	2,558,750
Targa Resources Partners LP
6.375%, 08/01/2022 (S)		1,970,000	2,058,650
Teekay Corp.
8.500%, 01/15/2020		3,980,000	4,144,175
Westmoreland Coal Company
10.750%, 02/01/2018		1,940,000	1,799,350
Xinergy Corp.
9.250%, 05/15/2019 (S)		4,200,000	2,803,500

			171,195,076
Financials - 6.0%
Ally Financial, Inc.
7.500%, 09/15/2020		470,000	538,150
8.000%, 03/15/2020		4,480,000	5,241,600
Ashton Woods USA LLC
11.000%, 06/30/2015 (S)		2,468,000	2,301,410
Bank of America Corp.
6.500%, 08/01/2016		1,265,000	1,442,744
Barclays Bank PLC
10.179%, 06/12/2021 (S)		3,270,000	4,091,751
Boats Investments BV, PIK
8.152%, 12/15/2015	EUR	799,494	281,569
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (S)		$470,000	479,988
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q) (S)		1,920,000	1,759,200
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		773,000	745,945
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,121,924
International Lease Finance Corp.
8.250%, 12/15/2020		$1,980,000	2,320,142
8.625%, 09/15/2015 to 01/15/2022		9,820,000	11,224,425
8.750%, 03/15/2017		910,000	1,053,325
8.875%, 09/01/2017		300,000	348,375
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		4,490,000	4,220,600
Legend Acquisition Sub, Inc.
10.750%, 08/15/2020 (S)		990,000	977,625

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	$1,842,225
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024 (S)		1,420,000	1,512,300
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		980,000	1,269,100
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014		680,000	687,684
Societe Generale SA (3 month
LIBOR + 0.750% to 04/05/2017, then
3 month LIBOR + 1.750%)
04/05/2017 (Q) (S)		4,270,000	2,344,657
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,710,000	1,761,300
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	970,706
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		$3,590,000	3,801,450
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		3,440,000	3,233,600

			55,571,795
Health Care - 3.9%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018		2,260,000	2,621,600
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		1,210,000	1,285,625
AMERIGROUP Corp.
7.500%, 11/15/2019		1,380,000	1,607,700
Community Health Systems, Inc.
5.125%, 08/15/2018		2,690,000	2,774,063
7.125%, 07/15/2020		2,000,000	2,095,000
CRC Health Corp.
10.750%, 02/01/2016		6,740,000	6,015,450
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,860,000	1,929,750
Fresenius Medical Care US Finance II, Inc.
5.875%, 01/31/2022 (S)		1,940,000	2,061,250
HCA, Inc.
7.250%, 09/15/2020		1,970,000	2,183,006
8.500%, 04/15/2019		1,160,000	1,307,900
Hologic, Inc.
6.250%, 08/01/2020 (S)		1,240,000	1,312,850
INC Research LLC
11.500%, 07/15/2019 (S)		970,000	950,600
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)		2,930,000	2,468,525
Ontex IV SA
9.000%, 04/15/2019 (S)	EUR	370,000	428,155
9.000%, 04/15/2019		480,000	555,444
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)		$830,000	867,350
Tenet Healthcare Corp.
6.250%, 11/01/2018		3,560,000	3,864,825
6.875%, 11/15/2031		2,310,000	2,015,475

			36,344,568

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials - 13.3%
Aguila 3 SA
7.875%, 01/31/2018 (S)		$1,580,000	$1,664,925
Altegrity, Inc.
11.750%, 05/01/2016 (S)		5,180,000	4,325,300
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		1,574,754	1,590,502
American Reprographics Company
10.500%, 12/15/2016		3,910,000	4,046,850
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	997,593
9.125%, 10/15/2020 (S)		$600,000	624,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		2,500,000	2,600,000
Belden, Inc.
5.500%, 09/01/2022 (S)		2,090,000	2,095,225
Beverage Packaging
Holdings Luxembourg II SA
8.000%, 12/15/2016	EUR	158,000	194,758
9.500%, 06/15/2017 (S)		3,950,000	4,856,523
Building Materials Corp. of America
7.500%, 03/15/2020 (S)		$1,500,000	1,642,500
CMA CGM SA
8.500%, 04/15/2017 (S)		3,930,000	2,515,200
8.875%, 04/15/2019 (S)	EUR	900,000	718,833
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$669,198	689,274
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		31,911	32,670
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		1,110,633	1,132,845
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		54,739	59,939
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		950,000	984,438
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,463,148	1,507,043
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		61,593	62,751
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,618,944	1,748,460
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		720,000	730,800
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		2,898,000	3,042,900
Dematic SA
8.750%, 05/01/2016 (S)		4,980,000	5,303,700
Ducommun, Inc.
9.750%, 07/15/2018		1,880,000	1,966,950
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	640,000	595,694
11.500%, 05/15/2017 (S)		1,480,000	1,754,505
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$6,974,390	6,242,079
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)		2,480,000	2,573,000

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		$4,040,000	$3,939,000
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,132,712
Horizon Lines LLC
11.000%, 10/15/2016 (S)		$2,070,000	2,038,950
Horizon Lines LLC, PIK
13.000%, 10/15/2016 (S)		1,575,583	1,488,926
Jack Cooper Holdings Corp.
13.750%, 12/15/2015 (S)		5,120,000	5,120,000
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,705,550
Kansas City Southern de
Mexico SA de CV
8.000%, 02/01/2018		3,265,000	3,640,475
12.500%, 04/01/2016		570,000	639,825
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017 (S)	EUR	870,000	1,127,115
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$5,790,000	6,166,350
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		4,470,000	4,190,625
Quality Distribution LLC
9.875%, 11/01/2018		4,100,000	4,428,000
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,471,650
ServiceMaster Company
7.000%, 08/15/2020 (S)		1,060,000	1,078,550
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		4,430,000	4,540,750
The Geo Group, Inc.
7.750%, 10/15/2017		1,985,000	2,151,244
TransUnion Holding Company, Inc., PIK
9.625%, 06/15/2018 (S)		2,750,000	2,983,750
Triumph Group, Inc.
8.625%, 07/15/2018		1,750,000	1,960,000
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		966,000	990,150
UR Merger Sub Corp.
7.625%, 04/15/2022 (S)		5,812,000	6,276,960
8.250%, 02/01/2021		830,000	908,850
10.875%, 06/15/2016		1,164,000	1,302,225
Wyle Services Corp.
10.500%, 04/01/2018 (S)		6,160,000	6,560,400

			124,141,314
Information Technology - 1.4%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022 (S)		590,000	581,150
First Data Corp.
6.750%, 11/01/2020 (S)		2,170,000	2,153,725
9.875%, 09/24/2015		80,000	81,600
11.250%, 03/31/2016 (L)		2,210,000	2,121,600
12.625%, 01/15/2021		840,000	850,500
First Data Corp., PIK
10.550%, 09/24/2015		1,508,897	1,546,619
NXP BV
9.750%, 08/01/2018 (S)		2,720,000	3,107,600
Zayo Group LLC
8.125%, 01/01/2020		2,060,000	2,188,750

			12,631,544
Materials - 7.6%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		2,345,000	2,509,150

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Appleton Papers, Inc. (continued)
11.250%, 12/15/2015		$4,563,000	$4,563,000
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		1,160,000	1,242,650
9.125%, 10/15/2020 (S)		560,000	583,800
9.250%, 10/15/2020 (S)	EUR	830,000	1,059,634
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		$1,550,000	1,693,375
6.875%, 08/15/2018 (S)		950,000	1,018,875
Cemex SAB de CV
9.000%, 01/11/2018		800,000	794,000
China Oriental Group Company, Ltd.
7.000%, 11/17/2017 (S)		630,000	504,000
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	5,057,000
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		790,000	821,600
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		1,460,000	1,401,600
7.000%, 11/01/2015 (S)		3,020,000	2,967,150
8.250%, 11/01/2019 (S)		4,450,000	4,427,750
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		2,530,000	2,662,825
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,411,616
LyondellBasell Industries NV
5.000%, 04/15/2019		$1,235,000	1,309,100
5.750%, 04/15/2024		1,235,000	1,398,638
6.000%, 11/15/2021		4,500,000	5,130,000
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		8,670,000	5,895,600
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		1,794,000	1,323,075
Molycorp, Inc.
10.000%, 06/01/2020 (S)		3,640,000	3,458,000
PE Paper Escrow GmbH
11.750%, 08/01/2014 (S)	EUR	126,918	170,013
Ryerson Holding Corp.
- 02/01/2015 (Z)		$3,890,000	1,964,450
Ryerson, Inc.
12.000%, 11/01/2015		1,630,000	1,658,525
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		900,000	832,500
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		1,250,000	1,296,875
Styrolution Group GmbH
7.625%, 05/15/2016	EUR	2,540,000	2,843,383
Thompson Creek Metals Company, Inc.
12.500%, 05/01/2019		$3,080,000	2,815,306
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		1,300,000	1,257,750
8.750%, 01/15/2014		990,000	1,029,600
8.750%, 01/15/2014 (S)		2,060,000	2,142,400
Verso Paper Holdings LLC
11.750%, 01/15/2019 (S)		3,479,000	3,319,610
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	510,000

			71,072,850
Telecommunication Services - 8.7%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		3,160,000	1,832,800
7.625%, 02/01/2017		1,250,000	725,000
9.000%, 09/22/2019		248,000	143,840

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		$100,000	$86,500
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,340,000	3,632,250
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		2,020,000	2,196,750
Intelsat Jackson Holdings SA
7.250%, 04/01/2019		2,741,000	2,953,428
7.250%, 10/15/2020 (S)		4,630,000	4,988,825
Intelsat Luxembourg SA
11.250%, 02/04/2017		2,200,000	2,310,000
Level 3 Financing, Inc.
8.625%, 07/15/2020		2,810,000	3,006,700
MetroPCS Wireless, Inc.
6.625%, 11/15/2020		1,160,000	1,200,600
7.875%, 09/01/2018		2,470,000	2,655,250
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	965,334
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)		$1,030,000	1,076,350
Sprint Capital Corp.
6.875%, 11/15/2028		7,500,000	6,787,500
8.750%, 03/15/2032		9,075,000	9,165,750
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		5,450,000	6,431,000
TW Telecom Holdings, Inc.
8.000%, 03/01/2018		2,420,000	2,686,200
UPC Holding BV
8.000%, 11/01/2016	EUR	750,000	974,009
9.875%, 04/15/2018 (S)		$2,720,000	3,053,200
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,300,000	2,507,000
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	635,193
8.250%, 05/23/2016		1,920,000	2,090,880
8.375%, 04/30/2013 (S)		570,000	591,780
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,842,000
West Corp.
7.875%, 01/15/2019		1,210,000	1,197,900
8.625%, 10/01/2018		1,720,000	1,745,800
11.000%, 10/15/2016		570,000	594,225
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)		920,000	841,800
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		8,822,972	6,176,080
Windstream Corp.
7.500%, 06/01/2022 to 04/01/2023		5,220,000	5,300,200

			81,394,144
Utilities - 3.9%
Atlantic Power Corp.
9.000%, 11/15/2018		2,110,000	2,204,950
Calpine Corp.
7.250%, 10/15/2017 (S)		460,000	492,200
7.875%, 01/15/2023 (S)		3,320,000	3,751,600
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016 (H)		1,820,000	1,164,800
Foresight Energy LLC
9.625%, 08/15/2017 (S)		3,970,000	4,039,475
GenOn REMA LLC
9.237%, 07/02/2017		2,450,499	2,634,287
9.681%, 07/02/2026		3,220,000	3,461,500

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Midwest Generation LLC, Series B
8.560%, 01/02/2016		$2,384,579	$2,098,430
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		395,062	424,692
10.060%, 12/30/2028		4,973,773	5,520,888
PPL Ironwood LLC
8.857%, 11/30/2025		2,955,676	3,406,417
Red Oak Power LLC
9.200%, 11/30/2029		720,000	779,400
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,342,600
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)		1,260,000	1,014,300
The AES Corp.
9.750%, 04/15/2016		2,293,000	2,740,135
The AES El Salvador Trust
6.750%, 02/01/2016		200,000	197,500

			36,273,174

TOTAL CORPORATE BONDS (Cost $780,991,822)			$777,097,248

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.8%
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,005,441
ING Capital Funding Trust III
4.061%, 12/29/2049 (P) (Q)		$1,300,000	1,118,685
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)		1,790,000	1,811,659
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		2,852,000	3,001,730

			6,937,515
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029		1,110,000	932,400

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $8,247,216)			$7,869,915

CONVERTIBLE BONDS - 0.7%
Financials - 0.6%
Realogy Corp.
11.000%, 04/15/2018 (S)		5,770,000	5,481,500
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029		930,000	770,156

TOTAL CONVERTIBLE BONDS (Cost $5,128,473)			$6,251,656

TERM LOANS (M) - 3.6%
Consumer Discretionary - 1.0%
Newsday LLC
10.500%, 08/01/2013		4,000,000	4,005,000
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017		5,410,000	5,382,950

			9,387,950

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Energy - 0.9%
Chesapeake Energy Corp.
8.500%, 12/01/2017	$7,990,000	$8,008,577
Financials - 0.6%
Realogy Corp.
13.500%, 10/15/2017	5,200,000	5,271,500
Health Care - 0.1%
Immucor, Inc. 6.000%, 08/17/2018	1,200,925	1,205,428
Industrials - 0.5%
Intelligrated, Inc. 10.500%, 12/31/2019	3,850,000	3,859,625
Trico Shipping AS
2.800%, 05/13/2014	110,546	109,993
10.000%, 05/13/2014	320,371	318,769

		4,288,387
Information Technology - 0.2%
First Data Corp.
2.987%, 09/24/2014	264,187	260,445
4.237%, 03/23/2018	379,603	358,121
SRA International, Inc.
6.500%, 07/20/2018	1,740,514	1,686,123

		2,304,689
Telecommunication Services - 0.0%
Vodafone Group PLC 6.875%, 08/11/2015	2,693	2,801
Utilities - 0.3%
Texas Competitive Electric Holdings
Company LLC 4.769%, 10/10/2017	4,205,419	2,843,330

TOTAL TERM LOANS (Cost $33,535,799)		$33,312,662

COMMON STOCKS - 2.1%
Consumer Discretionary - 0.6%
Bossier Casino Venture Holdco, Inc. (I) (S)	163,507	$327,014
Charter Communications, Inc., Class A (I)	61,830	4,810,374
Cumulus Media, Inc., Class A (I) (L)	112,950	312,872
PB Investors II LLC (I)	110,176	1

		5,450,261
Financials - 0.8%
KCAD Holdings I, Ltd. (I)	752,218,031	7,973,511
Industrials - 0.6%
DeepOcean Group Holdings AS (I)	151,066	2,417,056
Horizon Lines, Inc. (I) (L)	1,563,813	2,814,863

		5,231,919
Materials - 0.1%
LyondellBasell Industries NV, Class A	25,975	1,268,619
Telecommunication Services - 0.0%
XO Holdings, Inc. (I)	821	0

TOTAL COMMON STOCKS (Cost $18,250,018)		$19,924,310

PREFERRED SECURITIES - 1.8%
Financials - 1.7%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	$1,333,493
Citigroup, Inc., 7.500%	25,200	2,336,292
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	494,500	12,273,490

		15,943,275

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Industrials - 0.1%
Jack Cooper Holdings Corp. (S)	9,645	$954,855

TOTAL PREFERRED SECURITIES (Cost $16,688,408)		$16,898,130

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
General Motors Company
7.200%, 01/15/2049 (I)	4,645,000	0
8.375%, 07/15/2049 (I)	9,805,000	0
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	6,615,000	0

		0
Health Care - 0.0%
US Oncology, Inc.
9.125%, 08/15/2017 (I)	1,800,000	36,000

TOTAL ESCROW CERTIFICATES (Cost $0)		$36,000

WARRANTS - 0.1%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	160,390
Jack Cooper Holdings Corp. (Expiration
Date: 05/06/2018; Strike
Price: $27.33) (I)	2,163	151,410
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	12,027	39,088
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	348,074

TOTAL WARRANTS (Cost $288,761)		$698,962

OPTIONS PURCHASED - 0.0%
Put Options - 0.0%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 09/19/2012; Strike
Price: $0.935; Counterparty: JPMorgan
Securities, Inc.) (I)	$22,770,000	$17,895
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 10/17/2012; Strike
Price: $0.975; Counterparty: JPMorgan
Securities, Inc.) (I)	26,631,000	305,245
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 09/19/2012; Strike
Price: $0.92; Counterparty: JPMorgan
Securities, Inc.) (I)	30,806,000	41,225

TOTAL OPTIONS PURCHASED (Cost $1,604,171)		$364,365

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral
Investment Trust, 0.3443% (W) (Y)	1,696,096	$16,974,698

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,973,970)		$16,974,698

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Deutsche Bank Repurchase Agreement
dated 08/31/2012 at 0.180% to be
repurchased at $21,300,426 on
09/04/2012, collateralized by
$14,079,000 U.S. Treasury Inflation
Protected Securities, 2.125% due
02/15/2041 (valued at $21,725,995,
including interest)	$21,300,000	$21,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,300,000)		$21,300,000

Total Investments (High Yield Fund)
(Cost $927,797,107) - 99.3%		$925,322,608
Other assets and liabilities, net - 0.7%		6,124,301

TOTAL NET ASSETS - 100.0%		$931,446,909

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.6%
Australia - 5.2%
Brambles, Ltd.	909,919	$6,418,869
Fortescue Metals Group, Ltd.	1,977,555	7,372,661
Woodside Petroleum, Ltd.	174,649	6,217,722
Woolworths, Ltd.	181,061	5,549,154

		25,558,406
Bermuda - 0.5%
Signet Jewelers, Ltd.	50,894	2,333,999
Brazil - 5.3%
BM&F Bovespa SA	1,191,400	6,309,449
Itau Unibanco Holding SA, ADR	382,900	6,053,649
OGX Petroleo e Gas Participacoes SA (I)	598,300	1,856,885
Petroleo Brasileiro SA (Class A), ADR	207,000	4,260,060
Vale SA (Preference A Shares), ADR	451,400	7,276,568

		25,756,611
Chile - 0.7%
Sociedad Quimica y Minera de
Chile SA, ADR	57,800	3,562,792
China - 11.6%
Baidu, Inc., ADR (I)	202,900	22,611,176
China Merchants Bank Company, Ltd.,
H Shares	1,814,000	3,139,895
CNOOC, Ltd.	1,874,000	3,574,704
Tencent Holdings, Ltd.	847,400	25,981,514
Youku.com, Inc., ADR (I)	96,600	1,621,914

		56,929,203
Denmark - 3.2%
Novo Nordisk A/S	64,224	10,105,606
Novozymes A/S, B shares	197,515	5,468,047

		15,573,653
France - 5.5%
Cie Generale d’Optique
Essilor International SA	35,476	3,092,678
L’Oreal SA	82,369	10,111,757
PPR	89,699	13,976,961

		27,181,396

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany - 4.4%
Adidas AG	140,395	$10,971,540
Aixtron SE NA	249,399	3,690,026
Axel Springer AG	48,505	2,203,232
HeidelbergCement AG	61,334	3,092,328
SMA Solar Technology AG	51,191	1,584,609

		21,541,735
Hong Kong - 2.5%
AIA Group, Ltd.	1,727,000	5,962,310
Belle International Holdings, Ltd.	1,527,000	2,764,221
Hong Kong Exchanges & Clearing, Ltd.	282,900	3,775,938

		12,502,469
Ireland - 0.6%
James Hardie Industries, Ltd.	365,006	3,172,819
Italy - 2.7%
Fiat SpA (I)	1,852,725	10,060,693
UniCredit SpA (I)	748,895	2,949,962

		13,010,655
Japan - 6.5%
Gree, Inc.	219,700	3,670,416
Hoya Corp.	82,200	1,863,013
Kyocera Corp.	22,800	1,970,396
Rakuten, Inc.	1,207,700	11,681,949
Rohm Company, Ltd.	38,100	1,250,722
Sanrio Company, Ltd.	37,900	1,311,186
SMC Corp.	50,100	7,911,302
Yamada Denki Company, Ltd.	46,970	2,269,703

		31,928,687
Luxembourg - 0.3%
Oriflame Cosmetics SA	38,518	1,343,582
Peru - 1.3%
Credicorp, Ltd., ADR	52,100	6,279,613
Portugal - 0.7%
Jeronimo Martins SGPS SA	216,493	3,615,428
Singapore - 0.5%
Singapore Exchange, Ltd.	413,000	2,335,717
South Africa - 0.4%
Impala Platinum Holdings, Ltd.	114,533	1,808,521
South Korea - 3.4%
Celltrion, Inc. (I)	139,141	3,705,528
NHN Corp.	23,865	5,473,260
Samsung Electronics Company, Ltd.	6,641	7,253,822

		16,432,610
Spain - 5.2%
Banco Santander SA (I)	1,179,267	8,369,536
Inditex SA	156,094	17,314,845

		25,684,381
Sweden - 7.5%
Alfa Laval AB	302,289	5,163,817
Atlas Copco AB, Series A	799,608	17,836,217
Sandvik AB	450,850	6,011,931
Svenska Handelsbanken AB, Series A	228,213	7,937,418

		36,949,383
Switzerland - 7.8%
ABB, Ltd.	249,976	4,338,665
Cie Financiere Richemont SA	248,981	15,236,886
Geberit AG	31,269	6,582,332
Syngenta AG	28,531	9,608,838

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
The Swatch Group AG, BR Shares	6,050	$2,472,024

		38,238,745
Taiwan - 0.8%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,395,000	3,887,116
Turkey - 2.6%
BIM Birlesik Magazalar AS	57,719	2,370,397
Turkiye Garanti Bankasi AS	2,396,052	10,271,645

		12,642,042
United Kingdom - 18.2%
ARM Holdings PLC	1,064,719	9,693,446
BG Group PLC	227,989	4,650,244
BHP Billiton PLC	419,082	12,185,806
British American Tobacco PLC	203,738	10,666,289
Meggitt PLC (I)	993,375	6,237,304
Prudential PLC	1,092,607	13,664,973
Rolls-Royce Holdings PLC (I)	893,308	11,620,553
SABMiller PLC (I)	174,498	7,688,843
Standard Chartered PLC	584,365	12,922,410

		89,329,868
Virgin Islands - 0.2%
Mail.ru Group, Ltd.	29,430	962,036

TOTAL COMMON STOCKS (Cost $466,536,393)		$478,561,467

PREFERRED SECURITIES - 1.0%
Germany - 1.0%
Porsche Automobil Holding SE	92,895	4,794,044

TOTAL PREFERRED SECURITIES (Cost $4,771,900)		$4,794,044

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	$3,731,507	3,731,507

TOTAL SHORT-TERM INVESTMENTS (Cost $3,731,507)		$3,731,507

Total Investments (International Growth Opportunities Fund)
(Cost $475,039,800) - 99.3%		$487,087,018
Other assets and liabilities, net - 0.7%		3,435,292

TOTAL NET ASSETS - 100.0%		$490,522,310

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.4%
Australia - 5.4%
BHP Billiton, Ltd.	123,785	$4,069,310
Brambles, Ltd.	1,037,851	7,321,344
CSL, Ltd.	118,204	5,439,263
WorleyParsons, Ltd.	233,068	6,416,921

		23,246,838
Belgium - 2.3%
Anheuser-Busch InBev NV	118,133	9,935,386
Brazil - 1.7%
Banco Bradesco SA, ADR	452,547	7,430,822

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 8.5%
Agrium, Inc.	43,075	$4,239,113
Canadian National Railway Company	42,180	3,859,636
Canadian Natural Resources, Ltd.	108,170	3,290,914
Cenovus Energy, Inc.	104,524	3,424,930
CGI Group, Inc., Class A (I)	162,364	4,239,665
Fairfax Financial Holdings, Ltd.	9,481	3,569,934
Potash Corp. of Saskatchewan, Inc.	127,378	5,215,294
Suncor Energy, Inc.	272,850	8,528,033

		36,367,519
China - 2.8%
Baidu, Inc., ADR (I)	40,143	4,473,536
CNOOC, Ltd.	1,666,000	3,177,938
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,556,000	4,124,926

		11,776,400
Denmark - 1.0%
Novo Nordisk A/S, Class B	27,089	4,262,437
France - 4.9%
Cap Gemini SA	84,543	3,098,969
Compagnie Generale des Etablissements
Michelin, Class B	34,135	2,440,793
Eutelsat Communications	89,208	2,734,755
L’Oreal SA	22,804	2,799,458
Publicis Groupe SA	97,453	5,049,976
Schneider Electric SA	73,693	4,641,014

		20,764,965
Germany - 4.6%
Adidas AG	82,250	6,427,645
Fresenius Medical Care AG	65,488	4,718,144
SAP AG	128,715	8,482,183

		19,627,972
Hong Kong - 3.0%
China Mobile, Ltd.	473,000	5,059,951
Galaxy Entertainment Group, Ltd. (I)	1,281,000	3,658,222
Hutchison Whampoa, Ltd.	482,000	4,249,976

		12,968,149
Ireland - 1.7%
Shire PLC	83,367	2,517,466
WPP PLC	357,689	4,632,065

		7,149,531
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	210,102	8,315,837
Japan - 7.7%
Canon, Inc.	132,700	4,416,045
Denso Corp.	138,400	4,645,517
FANUC Corp.	23,400	3,854,071
Keyence Corp.	19,000	5,019,217
Komatsu, Ltd.	95,200	1,890,368
Nidec Corp.	45,200	3,573,883
Toyota Motor Corp.	119,900	4,768,002
Yamada Denki Company, Ltd.	101,670	4,912,938

		33,080,041
Mexico - 3.7%
America Movil SAB de CV, Series L, ADR	223,569	5,721,131
Fomento Economico Mexicano SAB
de CV, ADR	43,132	3,644,654
Grupo Televisa SA, ADR	280,263	6,440,444

		15,806,229

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 2.8%
Koninklijke Ahold NV	115,441	$1,427,004
Royal Dutch Shell PLC, B Shares	150,560	5,432,836
Unilever NV	147,944	5,154,489

		12,014,329
Russia - 0.6%
Gazprom OAO, ADR	242,957	2,342,224
Singapore - 2.4%
Keppel Corp., Ltd.	678,900	6,104,146
United Overseas Bank, Ltd.	266,000	4,079,437

		10,183,583
South Korea - 2.7%
Hyundai Mobis	23,501	6,394,331
NHN Corp.	23,327	5,349,873

		11,744,204
Spain - 1.1%
Amadeus IT Holding SA, A Shares	205,075	4,573,075
Sweden - 3.5%
Ericsson (LM), B Shares	331,031	3,086,361
Investor AB, B Shares	150,871	3,119,644
Kinnevik Investment AB, B Shares	115,303	2,327,488
Swedbank AB, A Shares	231,357	4,048,477
Volvo AB, B Shares	178,776	2,258,485

		14,840,455
Switzerland - 7.8%
ABB, Ltd.	241,016	4,183,153
Informa PLC	539,319	3,476,757
Julius Baer Group, Ltd.	101,248	3,322,691
Nestle SA	103,224	6,413,956
Novartis AG	76,359	4,497,140
Roche Holdings AG	29,686	5,400,894
Syngenta AG	17,997	6,061,136

		33,355,727
Taiwan - 1.0%
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	1,491,000	4,154,616
Turkey - 0.9%
Akbank T.A.S.	975,647	3,849,033
United Kingdom - 16.4%
BG Group PLC (I)	303,752	6,195,567
British American Tobacco PLC	128,808	6,743,481
British Sky Broadcasting Group PLC	381,636	4,604,935
Centrica PLC	749,998	3,891,777
Compass Group PLC	901,110	10,149,260
GlaxoSmithKline PLC	68,305	1,544,462
Imperial Tobacco Group PLC	230,700	8,986,648
Kingfisher PLC	1,111,354	4,865,925
Next PLC	112,891	6,409,955
Pearson PLC	170,148	3,224,705
Reed Elsevier PLC	1,056,808	9,914,099
Smith & Nephew PLC	360,118	3,809,764

		70,340,578

TOTAL COMMON STOCKS (Cost $353,931,242)		$378,129,950

PREFERRED SECURITIES - 1.5%
Germany - 1.5%
Volkswagen AG, 3.060%	35,274	6,216,022

TOTAL PREFERRED SECURITIES (Cost $5,935,131)		$6,216,022

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	41,161,908	41,161,908

TOTAL SHORT-TERM INVESTMENTS (Cost $41,161,908)		$41,161,908

Total Investments (International Growth Stock Fund)
(Cost $401,028,281) - 99.5%		$425,507,880
Other assets and liabilities, net - 0.5%		2,243,856

TOTAL NET ASSETS - 100.0%		$427,751,736

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.4%
Australia - 5.4%
BHP Billiton, Ltd.	35,569	$1,169,296
Brambles, Ltd.	297,986	2,102,092
CSL, Ltd.	33,939	1,561,734
WorleyParsons, Ltd.	67,254	1,851,664

		6,684,786
Belgium - 2.3%
Anheuser-Busch InBev NV	33,945	2,854,890
Brazil - 1.7%
Banco Bradesco SA, ADR	130,037	2,135,208
Canada - 8.5%
Agrium, Inc.	12,377	1,218,050
Canadian National Railway Company	12,120	1,109,028
Canadian Natural Resources, Ltd.	31,225	949,975
Cenovus Energy, Inc.	30,035	984,155
CGI Group, Inc. (I)	46,655	1,218,260
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	2,724	1,025,683
Potash Corp. of Saskatchewan, Inc.	36,656	1,500,823
Suncor Energy, Inc.	78,740	2,461,049

		10,467,023
China - 2.8%
Baidu, Inc., ADR (I)	11,546	1,286,686
CNOOC, Ltd.	479,000	913,705
Industrial & Commercial Bank of China,
H Shares	2,171,000	1,185,179

		3,385,570
Denmark - 1.0%
Novo Nordisk A/S	7,814	1,229,528
France - 4.9%
Cap Gemini SA	24,293	890,473
Cie Generale des Etablissements Michelin	9,808	701,312
Eutelsat Communications	25,634	785,834
L’Oreal SA	6,553	804,457
Publicis Groupe SA	28,003	1,451,104
Schneider Electric SA	21,175	1,333,552

		5,966,732
Germany - 4.6%
Adidas AG	23,634	1,846,942
Fresenius Medical Care AG &
Company KGaA	18,818	1,355,760
SAP AG	36,986	2,437,338

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong - 3.0%
China Mobile, Ltd.	136,000	$1,454,870
Galaxy Entertainment Group, Ltd. (I)	368,000	1,050,918
Hutchison Whampoa, Ltd.	139,000	1,225,615

		3,731,403
Ireland - 1.7%
Shire PLC	23,955	723,379
WPP PLC	102,780	1,330,999

		2,054,378
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	60,623	2,399,458
Japan - 7.7%
Canon, Inc.	37,900	1,261,252
Denso Corp.	39,800	1,335,922
FANUC Corp.	6,800	1,119,987
Keyence Corp.	5,500	1,452,931
Komatsu, Ltd.	27,300	542,091
Nidec Corp.	13,100	1,035,794
Toyota Motor Corp.	34,400	1,367,967
Yamada Denki Company, Ltd.	29,210	1,411,497

		9,527,441
Mexico - 3.7%
America Movil SAB de CV, Series L, ADR	64,150	1,641,599
Fomento Economico Mexicano SAB
de CV, ADR	12,384	1,046,448
Grupo Televisa SAB, ADR	81,176	1,865,424

		4,553,471
Netherlands - 2.8%
Koninklijke Ahold NV	33,204	410,446
Royal Dutch Shell PLC, B Shares	43,263	1,561,111
Unilever NV	42,511	1,481,118

		3,452,675
Russia - 0.5%
Gazprom OAO, ADR (London Exchange)	69,813	673,031
Singapore - 2.4%
Keppel Corp., Ltd.	195,000	1,753,290
United Overseas Bank, Ltd.	77,000	1,180,890

		2,934,180
South Korea - 2.7%
Hyundai Mobis	6,743	1,834,687
NHN Corp. (I)	6,703	1,537,283

		3,371,970
Spain - 1.1%
Amadeus IT Holding SA, A Shares	58,927	1,314,044
Sweden - 3.5%
Investor AB, B Shares	43,285	895,028
Kinnevik Investment AB	33,132	668,797
Swedbank AB, Class A	66,545	1,164,460
Telefonaktiebolaget LM Ericsson, B Shares	95,120	886,850
Volvo AB, Series B	51,371	648,972

		4,264,107
Switzerland - 7.8%
ABB, Ltd. (I)	69,200	1,201,058
Informa PLC	154,971	999,031
Julius Baer Group, Ltd. (I)	29,093	954,755
Nestle SA	29,661	1,843,024
Novartis AG	21,941	1,292,209
Roche Holdings AG	8,530	1,551,897

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Syngenta AG	5,171	$1,741,520

		9,583,494
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	430,000	1,198,179
Turkey - 0.9%
Akbank TAS	280,347	1,105,999
United Kingdom - 16.4%
BG Group PLC	87,282	1,780,273
British American Tobacco PLC	37,012	1,937,688
British Sky Broadcasting Group PLC	109,510	1,321,381
Centrica PLC	215,508	1,118,282
Compass Group PLC (I)	258,930	2,916,345
GlaxoSmithKline PLC	19,603	443,249
Imperial Tobacco Group PLC	66,558	2,592,689
Kingfisher PLC	319,991	1,401,037
Next PLC	32,439	1,841,888
Pearson PLC (I)	48,891	926,600
Reed Elsevier PLC	304,907	2,860,385
Smith & Nephew PLC	103,478	1,094,715

		20,234,532

TOTAL COMMON STOCKS (Cost $98,722,232)		$108,762,139

PREFERRED SECURITIES - 1.4%
Germany - 1.4%
Volkswagen AG	10,136	1,786,177

TOTAL PREFERRED SECURITIES (Cost $1,690,349)		$1,786,177

SHORT-TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	$11,678,016	11,678,016

TOTAL SHORT-TERM INVESTMENTS (Cost $11,678,016)		$11,678,016

Total Investments (International Opportunities Fund)
(Cost $112,090,597) - 99.3%		$122,226,332
Other assets and liabilities, net - 0.7%		816,038

TOTAL NET ASSETS - 100.0%		$123,042,370

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.5%
Australia - 2.4%
Billabong International, Ltd. (L)	1,327,053	$1,858,748
Emeco Holdings, Ltd.	4,341,244	3,511,266
Pacific Brands, Ltd.	4,747,577	3,014,214

		8,384,228
Austria - 0.8%
Wienerberger AG	374,415	2,873,254
Bahamas - 1.6%
Steiner Leisure, Ltd. (I)(L)	117,810	5,506,439
Belgium - 1.5%
Barco NV	84,270	5,053,858
Canada - 8.5%
ATS Automation Tooling Systems, Inc. (I)	333,720	2,992,731

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canaccord Financial, Inc. (L)	517,506	$2,640,685
Dorel Industries, Inc., Class B	172,500	5,731,042
Enerflex, Ltd.	155,400	1,934,322
Ensign Energy Services, Inc.	164,700	2,509,555
Genworth MI Canada, Inc.	169,400	3,356,208
HudBay Minerals, Inc.	469,670	4,016,554
Mullen Group, Ltd.	201,570	4,727,668
The North West Company, Inc.	71,200	1,560,874

		29,469,639
China - 2.7%
Kingdee International Software
Group Company, Ltd. (I)	19,644,000	2,940,211
People’s Food Holdings, Ltd. (I)	5,361,704	2,624,211
Shenzhen Expressway Company, Ltd.,
H Shares	2,634,000	948,072
Sinotrans, Ltd., H Shares	17,808,000	2,436,630
Travelsky Technology, Ltd., H Shares	1,196,539	621,008

		9,570,132
Finland - 3.6%
Amer Sports OYJ	470,088	5,709,292
Huhtamaki OYJ	466,986	6,698,510

		12,407,802
France - 1.4%
IPSOS SA	111,190	3,307,666
Teleperformance SA	60,430	1,490,169

		4,797,835
Germany - 2.3%
Gerresheimer AG	71,850	3,599,309
Jenoptik AG	200,795	1,496,072
Kloeckner & Company SE (I)	308,185	2,796,001

		7,891,382
Greece - 0.6%
JUMBO SA	485,820	2,168,677
Hong Kong - 6.5%
Dah Sing Financial Holdings, Ltd.	1,074,374	3,626,046
Stella International Holdings, Ltd.	2,095,000	5,000,934
Techtronic Industries Company	5,769,000	8,786,231
Texwinca Holdings, Ltd.	1,664,907	1,359,167
Yingde Gases Group Company	3,377,500	2,620,386
Yue Yuen Industrial Holdings, Ltd.	423,640	1,229,816

		22,622,580
Ireland - 1.9%
Henderson Group PLC	1,009,100	1,698,609
UBM PLC	444,740	4,748,031

		6,446,640
Italy - 1.7%
Amplifon SpA	329,554	1,380,483
Azimut Holding SpA	421,212	4,458,673

		5,839,156
Japan - 12.1%
Asahi Company, Ltd. (I)(L)	106,100	1,630,940
Asics Corp.	463,500	6,142,163
Descente, Ltd.	807,860	4,608,892
En-Japan, Inc. (I)	2,287	2,374,050
Keihin Corp.	327,400	4,309,973
Kobayashi Pharmaceutical Company, Ltd.	137,400	7,349,690
Megane TOP Company, Ltd. (I)	148,000	1,698,931
Meitec Corp.	226,811	5,039,369
Nissin Kogyo Company, Ltd.	193,610	2,647,074

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shinko Plantech Company, Ltd.	469,700	$3,922,862
Tokai Rika Company, Ltd.	157,700	2,371,757

		42,095,701
Liechtenstein - 0.7%
Verwaltungs & Privat Bank AG	33,515	2,491,303
Luxembourg - 0.6%
Oriflame Cosmetics SA SDR	61,532	2,146,355
Netherlands - 6.8%
Aalberts Industries NV	291,541	4,980,027
Accell Group (L)	187,804	3,203,308
Arcadis NV (L)	150,800	3,145,845
Mediq NV	337,741	3,980,764
Royal Imtech NV	167,970	4,333,301
TKH Group NV	140,128	2,860,033
USG People NV	180,304	1,321,279

		23,824,557
Norway - 1.7%
Tomra Systems ASA	683,097	5,880,611
Singapore - 0.6%
Huan Hsin Holdings, Ltd. (I)	1,879,298	78,398
Sakari Resources, Ltd.	1,380,000	2,076,800

		2,155,198
South Korea - 10.0%
Binggrae Company, Ltd.	58,460	4,410,445
BS Financial Group, Inc.	338,360	3,534,429
DGB Financial Group, Inc.	267,270	3,095,891
Hyundai Mipo Dockyard Company, Ltd.	28,428	3,103,634
KIWOOM Securities Company, Ltd.	43,790	2,351,125
Korea Investment Holdings Company, Ltd.	49,490	1,672,329
Mirae Asset Securities Company, Ltd.	126,310	3,469,478
S1 Corp.	39,100	2,037,568
Sindoh Company, Ltd.	80,243	4,364,768
Youngone Corp.	217,200	6,612,465

		34,652,132
Spain - 3.8%
Antena 3 de Television SA (I)(L)	515,778	2,214,252
Construcciones & Auxiliar de Ferrocarriles SA	10,894	4,882,072
Melia Hotels International SA	235,424	1,548,711
Tecnicas Reunidas SA	104,703	4,667,198

		13,312,233
Sweden - 0.6%
Duni AB	242,260	2,003,158
Switzerland - 3.3%
Logitech International SA (I)(L)	310,720	2,867,946
Nobel Biocare Holding AG	218,430	2,067,247
Panalpina Welttransport Holding AG (L)	46,490	4,366,320
Vontobel Holding AG	89,146	2,035,447

		11,336,960
Taiwan - 4.7%
D-Link Corp.	7,938,668	4,943,066
Giant Manufacturing Company, Ltd.	878,746	4,434,285
Simplo Technology Company, Ltd. (I)	857,300	5,088,019
Ta Chong Bank, Ltd. (I)	6,393,972	2,019,456

		16,484,826
Thailand - 1.7%
Bank of Ayudhya PCL	2,876,110	2,966,207
Glow Energy PCL	1,426,688	2,845,636

		5,811,843

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey - 0.4%
Aygaz AS	303,319	$1,383,713
United Kingdom - 11.0%
Bellway PLC	442,966	6,100,107
Bodycote PLC	723,415	3,988,283
Bovis Homes Group PLC	583,740	4,379,878
Debenhams PLC	1,283,560	1,963,618
Dignity PLC	153,590	2,207,471
Fiberweb PLC	1,847,983	2,039,744
Greggs PLC	412,370	3,214,085
Homeserve PLC	454,410	1,595,647
Laird PLC	1,498,300	5,576,276
Man Group PLC	64,288	72,767
Micro Focus International PLC	75,875	653,544
Persimmon PLC	599,065	6,622,952

		38,414,372

TOTAL COMMON STOCKS (Cost $289,946,209)		$325,024,584

INVESTMENT COMPANIES - 1.2%
iShares MSCI EAFE Small Cap
Index Fund (L)	113,700	4,222,818

TOTAL INVESTMENT COMPANIES (Cost $4,063,772)		$4,222,818

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	1,360,328	13,614,296

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,611,153)		$13,614,296

SHORT-TERM INVESTMENTS - 5.3%
Time Deposits - 5.3%
Bank of Montreal, 0.050%, 09/04/2012 *	$8,500,000	$8,500,000
Royal Bank of Canada, 0.040%, 09/04/2012 *	10,000,000	10,000,000

		18,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,500,000)		$18,500,000

Total Investments (International Small Cap Fund)
(Cost $326,121,134) - 103.9%		$361,361,698
Other assets and liabilities, net - (3.9%)		(13,447,187)

TOTAL NET ASSETS - 100.0%		$347,914,511

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.6%
Australia - 6.5%
Acrux, Ltd. (I)	23,000	$79,319
Adelaide Brighton, Ltd.	75,300	227,811
Aditya Birla Minerals, Ltd.	40,783	17,473
AED Oil, Ltd. (I)	18,722	2,805
Ainsworth Game Technology, Ltd. (I)	5,216	12,664
AJ Lucas Group, Ltd. (I)	6,727	4,782
Alchemia, Ltd. (I)	25,636	14,977
Alesco Corp., Ltd.	12,775	25,292
Alkane Resources, Ltd. (I)	43,417	44,831
Alliance Resources, Ltd. (I)	40,937	9,023
Alumina, Ltd. (I)	51,078	39,149
Amalgamated Holdings, Ltd.	18,031	122,179
Amcom Telecommunications, Ltd.	28,416	33,502

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Ampella Mining, Ltd. (I)	3,883	$2,115
Ansell, Ltd.	21,279	333,986
Antares Energy, Ltd. (I)	12,749	5,433
APN News & Media, Ltd.	79,945	23,626
Arafura Resources, Ltd. (I)	26,667	4,721
ARB Corp., Ltd.	8,257	84,572
Aristocrat Leisure, Ltd.	53,620	147,515
Arrium, Ltd.	222,193	149,483
ASG Group, Ltd. (I)	9,532	6,715
Atlantic, Ltd. (I)	4,449	1,434
Aurora Oil and Gas, Ltd. (I)	40,211	135,524
Ausdrill, Ltd.	41,194	119,877
Ausenco, Ltd.	12,984	40,500
Austal, Ltd.	12,569	17,658
Austbrokers Holdings, Ltd. (I)	1,482	12,111
Austin Engineering, Ltd.	5,508	23,010
Australian Agricultural Company, Ltd. (I)	25,255	33,775
Australian Infrastructure Fund	105,229	335,207
Australian Pharmaceutical Industries, Ltd. (I)	56,375	21,805
Australian Worldwide Exploration, Ltd.	84,985	125,876
Automotive Holdings Group	26,456	80,979
AVJennings, Ltd.	32,942	10,380
Azumah Resources, Ltd. (I)	6,903	895
Bandanna Energy, Ltd. (I)	26,297	11,085
Bank of Queensland, Ltd.	8,710	68,196
Bathurst Resources, Ltd. (I)	28,068	10,242
BC Iron, Ltd. (I)	7,691	18,695
Beach Energy, Ltd.	212,384	260,747
Beadell Resources, Ltd. (I)	35,301	28,495
Bendigo Mining, Ltd. (I)	20,172	2,389
Berkeley Resources, Ltd. (I)	4,742	1,965
Billabong International, Ltd. (I)(L)	23,340	32,691
Biota Holdings, Ltd. (I)	39,986	27,529
Blackmores, Ltd.	1,905	57,396
Blackthorn Resources, Ltd. (I)	11,232	10,046
BlueScope Steel, Ltd. (I)	169,208	58,875
Boom Logistics, Ltd. (I)	42,444	16,453
Bradken, Ltd.	33,593	195,354
Breville Group, Ltd.	19,121	107,558
Brickworks, Ltd.	6,001	62,415
BT Investment Management, Ltd.	2,281	4,530
Buru Energy, Ltd. (I)(L)	16,820	48,318
Cabcharge Australia, Ltd.	20,355	117,838
Cape Lambert Iron Ore, Ltd. (I)	117,043	35,138
Cardno, Ltd.	19,066	147,360
Carnarvon Petroleum, Ltd. (I)	59,353	5,594
Carsales.com.au, Ltd. (L)	32,984	248,798
Cash Converters International, Ltd.	16,548	13,531
Cedar Woods Properties, Ltd.	1,138	4,493
Ceramic Fuel Cells, Ltd. (I)	126,217	6,785
Challenger, Ltd.	15,400	57,841
Clough, Ltd.	23,830	18,604
Coal of Africa, Ltd. (I)	45,649	13,360
Coalspur Mines, Ltd. (I)	27,065	16,921
Cockatoo Coal, Ltd. (I)	87,990	12,322
Codan, Ltd.	4,533	6,649
Coffey International, Ltd. (I)	31,524	13,097
Compass Resources, Ltd. (I)	15,577	0
Consolidated Media Holdings, Ltd.	37,958	135,331
Credit Corp. Group, Ltd.	4,455	28,224
CSG, Ltd.	13,045	10,445
CSR, Ltd.	85,234	120,020
CuDeco, Ltd. (I)	21,846	94,164
Cue Energy Resources, Ltd. (I)	32,865	4,964
Data#3, Ltd.	14,270	16,974

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
David Jones, Ltd. (L)	88,493	$221,747
Decmil Group, Ltd.	21,310	60,524
Deep Yellow, Ltd. (I)	56,297	2,333
Discovery Metals, Ltd. (I)(L)	78,992	78,976
Domino’s Pizza Enterprises, Ltd.	1,821	18,265
Downer EDI, Ltd. (I)	53,797	198,743
Dragon Mining, Ltd. (I)	2,230	1,352
Drillsearch Energy, Ltd. (I)	61,081	91,581
DUET Group	144,738	314,496
DuluxGroup, Ltd.	53,011	180,202
DWS Advanced Business Solutions, Ltd.	3,765	6,551
Elders, Ltd. (I)	40,650	11,005
Elemental Minerals, Ltd. (I)	11,100	8,292
Emeco Holdings, Ltd.	97,947	79,221
Energy Resources of Australia, Ltd. (I)	23,033	32,226
Energy World Corp., Ltd. (I)	112,377	59,645
Enero Group, Ltd. (I)	8,615	5,458
Envestra, Ltd.	148,842	136,440
Euroz, Ltd.	2,668	2,677
Evolution Mining, Ltd. (I)	62,735	100,928
Fairfax Media, Ltd.	103,333	45,125
FAR, Ltd. (I)	83,631	3,378
FKP Property Group (I)	117,897	36,848
FKP Property Group	137,188	42,877
Fleetwood Corp., Ltd.	7,434	87,084
FlexiGroup, Ltd.	67,927	238,420
Flight Centre, Ltd.	4,986	123,321
Flinders Mines, Ltd. (I)	121,835	10,356
Focus Minerals, Ltd. (I)	509,833	20,025
Forge Group, Ltd.	8,127	34,611
G8 Education, Ltd.	1,871	2,250
Galaxy Resources, Ltd. (I)	16,452	7,800
Geodynamics, Ltd. (I)	31,447	4,409
Gindalbie Metals, Ltd. (I)	58,827	20,224
Global Construction Services, Ltd. (I)	1,732	1,497
Goodman Fielder, Ltd. (I)	345,314	185,953
GrainCorp, Ltd.	33,917	322,696
Grange Resources Corp., Ltd.	51,070	16,057
Greenland Minerals & Energy, Ltd. (I)	35,101	13,256
Gryphon Minerals, Ltd. (I)	22,746	14,722
GUD Holdings, Ltd.	12,410	109,634
Gujarat NRE Coking Coal, Ltd. (I)	21,875	3,623
Gunns, Ltd. (I)	100,882	16,676
GWA International, Ltd.	36,532	72,960
Hastie Group, Ltd. (I)	3,144	520
Hills Industries, Ltd.	32,878	40,605
Horizon Oil, Ltd. (I)	138,131	42,915
Icon Energy, Ltd. (I)	23,206	4,582
iiNET, Ltd.	19,921	72,162
Imdex, Ltd.	34,099	46,682
IMFAustralia, Ltd.	16,845	24,200
Independence Group NL	33,445	122,594
Indophil Resources NL (I)	104,144	36,923
Industrea, Ltd. (I)	53,156	67,853
Infigen Energy (I)	70,305	22,334
Infomedia, Ltd.	45,314	10,383
Integra Mining, Ltd. (I)	106,118	51,713
International Ferro Metals, Ltd. (I)	9,556	2,268
Intrepid Mines, Ltd. (I)	48,378	13,805
Invocare, Ltd.	13,905	128,437
IOOF Holdings, Ltd.	29,308	186,337
Iress Market Technology, Ltd.	17,791	135,310
Iron Ore Holdings, Ltd. (I)	4,139	3,530
Ivanhoe Australia, Ltd. (I)	26,052	9,996
JB Hi-Fi, Ltd. (L)	8,760	82,868

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Kagara, Ltd. (I)	47,616	$5,903
Karoon Gas Australia, Ltd. (I)	19,998	84,110
Kingsgate Consolidated, Ltd.	22,541	100,302
Kingsrose Mining, Ltd.	22,716	26,588
Linc Energy, Ltd. (I)	50,055	27,699
Liquefied Natural Gas, Ltd. (I)	19,165	6,375
Lycopodium, Ltd.	1,265	9,070
M2 Telecommunications Group, Ltd.	16,608	60,276
Macmahon Holdings, Ltd.	118,066	73,282
Macquarie Atlas Roads Group (I)	54,523	86,040
Marengo Mining, Ltd. (I)	31,237	3,897
Matrix Composites & Engineering, Ltd.	1,943	4,587
MaxiTRANS Industries, Ltd.	11,468	8,923
McMillan Shakespeare, Ltd.	7,069	91,190
McPherson’s, Ltd.	18,009	34,600
Medusa Mining, Ltd.	26,583	136,695
Melbourne IT, Ltd.	10,791	20,699
MEO Australia, Ltd. (I)	24,107	5,012
Mermaid Marine Australia, Ltd.	33,930	108,859
Mesoblast, Ltd. (I)(L)	6,355	41,867
Metals X, Ltd. (I)	128,000	17,934
Metminco, Ltd. (I)	88,614	7,462
Mincor Resources NL	36,432	21,852
Mineral Deposits, Ltd. (I)	13,461	70,170
Mineral Resources, Ltd.	16,254	121,193
Mirabela Nickel, Ltd. (I)	82,113	23,927
Molopo Energy, Ltd. (I)	28,437	15,778
Monadelphous Group, Ltd.	12,016	250,648
Mortgage Choice, Ltd.	11,340	16,990
Mount Gibson Iron, Ltd.	154,233	117,071
Murchison Metals, Ltd. (I)	59,669	2,406
Myer Holdings, Ltd.	100,977	208,247
Mystate, Ltd.	2,303	7,860
Nanosonics, Ltd. (I)	8,290	4,200
Navitas, Ltd. (L)	34,850	154,282
Neon Energy, Ltd. (I)	51,453	18,186
Neptune Marine Services, Ltd. (I)	23,710	541
Newsat, Ltd. (I)	22,210	12,866
Nexus Energy, Ltd. (I)	135,379	18,276
NIB Holdings, Ltd.	49,300	83,959
Noble Mineral Resources, Ltd. (I)	41,564	5,153
Norfolk Group, Ltd.	9,403	6,243
Northern Iron, Ltd. (I)	20,155	17,841
Northern Star Resources, Ltd.	39,293	44,009
NRW Holdings, Ltd.	30,443	78,245
Nucoal Resources NL (I)	12,707	2,632
Nufarm, Ltd.	28,106	170,740
Oakton, Ltd.	9,591	13,787
OceanaGold Corp. (I)	32,452	85,595
OPUS Group, Ltd.	4,502	2,373
Orocobre, Ltd. (I)	3,375	6,186
OrotonGroup, Ltd.	2,980	19,932
Pacific Brands, Ltd.	174,508	110,794
Paladin Resources, Ltd. (I)	128,690	176,413
Pan Australian Resources, Ltd.	81,881	225,867
Pan Pacific Petroleum NL (I)	67,247	10,431
Panoramic Resources, Ltd.	27,777	15,451
PaperlinX, Ltd. (I)	65,071	4,511
Peet, Ltd. (I)	33,458	24,885
Perilya, Ltd. (I)	45,690	12,652
Perpetual, Ltd.	6,326	173,840
Perseus Mining, Ltd. (I)	62,541	158,804
Pharmaxis, Ltd. (I)	39,176	43,791
Phosphagenics, Ltd. (I)	73,179	9,928
Platinum Australia, Ltd. (I)	36,499	2,527

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
PMP, Ltd.	35,022	$10,862
Premier Investments, Ltd.	15,519	79,082
Prima Biomed Ltd. (I)	37,664	5,299
Primary Health Care, Ltd.	74,820	289,161
Prime Media Group, Ltd.	15,587	12,413
PrimeAG Australia, Ltd. (I)	13,206	16,528
Programmed Maintenance Services, Ltd.	21,300	49,722
QRxPharma, Ltd. (I)	3,546	2,494
Ramelius Resources, Ltd. (I)	58,054	24,790
RCR Tomlinson, Ltd.	22,598	39,659
REA Group, Ltd.	8,788	142,709
Reckon, Ltd.	14,138	31,917
Red Fork Energy, Ltd. (I)	28,736	20,373
Redflex Holdings, Ltd.	5,472	11,327
Reed Resources, Ltd. (I)	14,900	2,700
Regis Resources, Ltd. (I)	22,624	111,101
Resolute Mining, Ltd. (I)	109,518	167,217
Resource Generation, Ltd. (I)	9,069	2,395
Retail Food Group, Ltd.	3,245	9,632
Rex Minerals, Ltd. (I)	25,561	18,131
Rialto Energy, Ltd. (I)	28,425	4,143
Ridley Corp., Ltd.	33,146	39,337
Roc Oil Company, Ltd. (I)	93,673	30,634
SAI Global, Ltd.	33,772	150,230
Salmat, Ltd.	15,825	42,166
Samson Oil & Gas, Ltd. (I)	96,490	4,828
Sandfire Resources Nl (I)	12,577	94,028
Saracen Mineral Holdings, Ltd. (I)	72,109	26,134
Sedgman, Ltd.	15,038	17,375
Senex Energy, Ltd. (I)	106,492	78,769
Servcorp, Ltd.	10,693	33,758
Service Stream, Ltd.	18,617	8,181
Seven Network, Ltd. (I)	774	6,527
Sigma Pharmaceuticals, Ltd.	157,626	112,102
Silex Systems, Ltd. (I)	17,955	69,167
Silver Lake Resources, Ltd. (I)	25,395	78,023
Sirtex Medical, Ltd.	5,106	40,683
Skilled Group, Ltd.	10,172	27,641
Slater & Gordon, Ltd.	3,741	7,084
SMS Management & Technology, Ltd.	12,633	79,855
Southern Cross Electrical Engineering, Ltd.	1,200	1,390
Southern Cross Media Group, Ltd.	89,423	107,816
Specialty Fashion Group, Ltd. (I)	51,331	27,139
St. Barbara, Ltd. (I)(L)	64,473	98,789
Starpharma Holdings, Ltd. (I)	34,906	51,648
Straits Metals, Ltd. (I)	26,787	3,600
Strike Energy, Ltd. (I)	35,002	5,995
STW Communications Group, Ltd.	39,265	41,592
Sundance Energy Australia, Ltd. (I)	27,825	19,710
Sundance Resources, Ltd. (I)	390,505	129,476
Super Cheap Auto Group, Ltd.	19,769	162,574
Swick Mining Services, Ltd.	30,800	8,309
Tanami Gold NL (I)	15,678	13,781
Tap Oil, Ltd. (I)	33,645	23,866
Tassal Group, Ltd.	12,612	16,187
Technology One, Ltd.	32,670	44,092
Ten Network Holdings, Ltd. (I)	216,774	86,349
Terramin Australia, Ltd. (I)	16,521	682
Texon Petroleum, Ltd. (I)	17,863	8,663
TFS Corp., Ltd. (I)	25,702	9,568
Thakral Holdings Group, Ltd. (I)	63,390	52,422
The Reject Shop, Ltd.	3,107	37,660
The Trust Company, Ltd.	3,112	16,324
Thorn Group, Ltd.	15,982	28,732
Tiger Resources, Ltd. (I)	48,884	14,769

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Tissue Therapies Ltd. (I)	14,761	$6,638
Tox Free Solutions, Ltd.	15,937	43,944
TPG Telecom, Ltd.	56,387	121,428
Transfield Services, Ltd.	79,262	150,950
Transpacific Industries Group, Ltd. (I)	121,444	112,618
Troy Resources NL (L)	10,073	43,775
UXC, Ltd.	32,540	24,958
Village Roadshow, Ltd.	20,000	73,984
Virgin Australia Holdings, Ltd. (I)	252,517	1,304
Virgin Australia Holdings, Ltd.
(Australian Exchange) (I)	252,517	117,745
Watpac, Ltd.	13,238	10,720
WDS, Ltd.	18,432	11,894
Webjet, Ltd.	5,245	21,358
West Australian Newspapers Holdings, Ltd.	5,702	8,637
Western Areas NL (L)	17,246	71,284
Western Desert Resources, Ltd. (I)	18,135	12,889
White Energy Company, Ltd. (I)	29,677	7,992
WHK Group, Ltd.	26,888	25,833
Wide Bay Australia, Ltd.	4,752	33,840
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd. (L)	16,900	75,512
Yancoal Australia, Ltd. (I)	355	385
Yancoal Australia, Ltd. (I)	355	932

		16,173,299
Austria - 0.8%
A-TEC Industries AG (I)	1,566	1,655
Agrana Beteiligungs AG	614	69,502
AMAG Austria Metall AG (S)	1,790	44,237
Andritz AG	469	24,145
Austria Technologie & Systemtechnik AG	1,038	9,135
Austriamicrosystems AG	1,846	164,885
BWT AG	1,860	33,887
CA Immobilien Anlagen AG (I)	1,728	16,949
Cat Oil AG	2,882	20,808
DO & CO AG	344	13,909
EVN AG	5,328	71,704
Flughafen Wien AG	2,189	99,704
Intercell AG (I)	8,699	20,211
Kapsch Trafficcom AG	1,178	73,973
Lenzing AG	1,736	150,278
Mayr-Melnhof Karton AG	1,529	141,548
Oesterreichische Post AG	7,928	265,533
Palfinger AG	2,862	60,998
Polytec Holding AG	3,684	25,841
RHI AG	5,444	132,620
Rosenbauer International AG	546	27,862
S IMMO AG	10,343	60,863
S&T System Integration & Technology
Distribution AG (I)	487	1,375
Schoeller-Bleckmann Oilfield Equipment AG	2,277	217,262
Semperit AG Holding	2,322	84,620
Strabag SE	1,258	28,275
Uniqa Versicherungen AG (I)(L)	6,478	76,188
Warimpex Group AG (I)	3,221	2,856
Wienerberger AG	17,132	131,471
Zumtobel AG	2,859	32,271

		2,104,565
Bahamas - 0.0%
United International Enterprises	348	58,364
Belgium - 1.1%
Ablynx NV (I)	2,975	11,024
Ackermans & Van Haaren NV	4,982	383,977

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
AGFA Gevaert NV (I)	31,865	$50,068
AGFA Gevaert NV, ADR (I)	5,388	7
Arseus NV	4,487	72,636
Atenor Group	162	5,909
Banque Nationale de Belgique	30	83,905
Barco NV	2,633	157,907
Compagnie d’Entreprises CFE	1,887	89,594
Compagnie Immobiliere de Belgique SA	440	14,242
Compagnie Maritime Belge SA	2,216	44,621
D’ieteren SA	4,980	220,091
Deceuninck Plastics NV (I)	2,954	4,040
Devgen (I)	3,208	39,445
Duvel Moortgat SA	230	22,401
Econocom Group SA	2,586	58,834
Elia System Operator SA	576	101
Elia System Operator SA	6,605	258,049
Euronav NV (I)	3,699	21,519
EVS Broadcast Equipment SA	2,684	129,860
Exmar NV	7,510	53,142
Galapagos NV (I)	4,233	69,975
Gimv NV	607	27,949
Image Recognition Integrated Systems	78	2,909
Ion Beam Applications SA (I)	2,739	14,641
Kinepolis Group NV	936	79,929
Lotus Bakeries SA	34	21,734
Melexis NV	4,518	73,886
Mobistar SA	1,644	52,024
Nyrstar (I)	24,075	115,958
Picanol (I)	46	946
Recticel SA	3,340	21,016
Roularta Media Group NV	668	11,425
Sapec SA	305	14,659
Sipef SA	1,363	110,189
Tessenderlo Chemie NV (I)	522	79
Tessenderlo Chemie NV	6,449	184,912
ThromboGenics NV (I)	6,765	237,326
Van De Velde NV	1,542	66,928

		2,827,857
Bermuda - 0.6%
Archer, Ltd. (I)	19,203	33,748
Catlin Group, Ltd.	74,830	544,857
Frontline, Ltd.	11,160	34,557
Golden Ocean Group, Ltd. (L)	54,737	37,584
Hiscox, Ltd.	63,206	466,508
Lancashire Holdings, Ltd.	31,742	403,831
Northern Offshore, Ltd.	18,330	35,426

		1,556,511
Canada - 10.3%
5N Plus, Inc. (I)	3,689	6,886
Aastra Technologies, Ltd	834	13,706
Absolute Software Corp. (I)	7,265	31,691
Advantage Oil & Gas, Ltd. (I)	28,208	98,438
Aecon Group, Inc.	13,228	165,727
AEterna Zentaris, Inc. (I)	900	438
AG Growth International, Inc.	2,800	92,088
AGF Management, Ltd.	13,999	161,612
Aimia, Inc.	11,394	167,601
Ainsworth Lumber Company, Ltd. (I)	5,403	11,839
Akita Drilling, Ltd.	300	3,165
Alamos Gold, Inc.	17,060	320,692
Alexco Resource Corp. (I)	6,700	23,721
Algoma Central Corp.	160	18,991
Algonquin Power & Utilities Corp.	29,453	198,993

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Alliance Grain Traders, Inc.	1,814	$27,235
Alterra Power Corp. (I)	16,806	8,865
Altius Minerals Corp. (I)	2,400	26,149
Altus Group, Ltd.	2,300	19,389
Anderson Energy, Ltd. (I)	20,300	5,457
Angle Energy, Inc. (I)	12,103	47,516
Antrim Energy, Inc. (I)	500	391
Arsenal Energy, Inc. (I)	37,930	18,277
Astral Media, Inc. (I)	8,440	405,411
Atrium Innovations, Inc. (I)	4,900	55,624
ATS Automation Tooling Systems, Inc. (I)	13,491	120,984
Augusta Resource Corp. (I)	13,400	36,431
Aura Minerals, Inc. (I)	11,783	4,841
Aurizon Mines, Ltd. (I)	29,146	118,628
Autocanada, Inc.	1,100	14,116
Avalon Rare Metals, Inc. (I)(L)	8,025	14,247
Avenex Energy Corp.	6,900	20,859
Avion Gold Corp. (I)	26,800	19,031
Axia NetMedia Corp. (I)	9,200	12,040
B2Gold Corp. (I)	61,675	235,876
Badger Daylighting, Ltd.	1,650	43,219
Ballard Power Systems, Inc. (I)	9,800	9,146
Bankers Petroleum, Ltd. (I)	43,086	117,140
Bellatrix Exploration, Ltd. (I)	17,606	59,118
Birch Mountain Resources, Ltd. (I)	11,200	2
Birchcliff Energy, Ltd. (I)(L)	16,253	111,129
Bird Construction, Inc.	5,005	64,838
Black Diamond Group, Ltd. (L)	6,132	135,548
BlackPearl Resources, Inc. (I)	55,740	179,816
BMTC Group, Inc., Class A (I)	3,096	50,252
Bonterra Energy Corp.	1,850	82,483
Boralex, Inc. (I)	3,600	29,655
Brigus Gold Corp. (I)	11,925	11,130
Burcon Nutrascience Corp. (I)	1,800	9,459
C&C Energia, Ltd. (I)	2,800	17,583
Calfrac Well Services, Ltd.	6,997	170,710
Calian Technologies, Ltd.	500	10,347
Calvalley Petroleums, Inc. (I)	10,077	21,877
Canaccord Financial, Inc.
(London Exchange) (L)	2,015	9,734
Canaccord Financial, Inc. (Toronto Exchange)	14,977	76,423
Canacol Energy, Ltd. (I)	29,718	13,265
Canada Bread Company, Ltd.	2,640	117,973
Canada Lithium Corp. (I)	5,500	3,348
Canadian Energy Services & Technology Corp.	7,710	80,170
Canadian Helicopters Group, Inc.	300	8,031
Canadian Western Bank (L)	9,597	273,866
Canam Group, Inc. (I)	5,270	25,715
Candente Copper Corp. (I)	8,600	5,060
Canexus Corp.	17,700	138,978
Canfor Corp. (I)	19,501	258,167
Canfor Pulp Products, Inc.	7,179	68,312
Cangene Corp. (I)	3,800	6,322
Canwel Building Materials Group, Ltd.	3,200	8,830
Canyon Services Group, Inc.	10,200	111,442
Capital Power Corp.	12,162	269,334
Capstone Infrastructure Corp.	10,639	47,057
Capstone Mining Corp. (I)	53,400	131,096
Cardero Resource Corp. (I)	7,700	6,171
Carpathian Gold, Inc. (I)	20,000	5,478
Cascades, Inc.	12,218	61,973
Catalyst Paper Corp. (I)	54,263	27
Cathedral Energy Services, Ltd.	6,400	42,201
CCL Industries, Inc.	4,178	153,303
Celestica, Inc. (I)	41,304	322,219

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Celtic Exploration, Ltd. (I)	10,392	$174,368
Cequence Energy, Ltd. (I)	7,892	9,767
China Gold
International Resources Corp., Ltd. (I)	34,900	121,083
Chinook Energy, Inc. (I)	4,791	7,679
Churchill Corp.	3,100	30,693
Cineplex, Inc. (L)	10,770	325,039
Claude Resources, Inc. (I)	21,200	15,055
Cline Mining Corp. (I)(L)	9,200	2,100
CML Healthcare, Inc.	16,261	141,536
Coastal Contacts, Inc. (I)	6,222	21,271
Cogeco Cable, Inc.	2,852	106,095
Cogeco, Inc.	200	7,040
Colabor Group, Inc.	3,600	31,115
Colossus Minerals, Inc. (I)	7,150	31,915
COM DEV International, Ltd. (I)	10,500	32,275
Computer Modelling Group, Ltd.	4,800	88,379
Connacher Oil and Gas, Ltd. (I)	57,057	24,021
Constellation Software, Inc.	1,700	172,906
Contrans Group, Inc., Class A	5,360	52,363
Copper Mountain Mining Corp. (I)	14,075	37,410
Corby Distilleries, Ltd.	3,522	60,740
Corridor Resources, Inc. (I)(L)	11,000	8,592
Corus Entertainment, Inc. (L)	12,190	286,278
Cott Corp. (I)	6,000	49,680
Cott Corp. (U.S. Exchange) (I)	9,183	75,830
Crew Energy, Inc. (I)	12,973	82,517
Crocotta Energy, Inc. (I)	6,200	17,988
Crown Point Energy, Inc. (I)	97	45
Davis & Henderson Corp.	8,651	173,503
Deethree Exploration, Ltd. (I)	12,500	65,052
Delphi Energy Corp. (I)	14,600	17,773
Denison Mines Corp. (I)	61,899	86,655
DirectCash Payments, Inc.	600	14,292
Dorel Industries, Inc., Class B	5,474	181,865
DragonWave, Inc. (I)	4,900	12,887
DragonWave, Inc. (I)	2,598	6,826
Duluth Metals, Ltd. (I)	17,000	32,939
Dundee Precious Metals, Inc. (I)	19,524	168,353
E-L Financial Corp., Ltd.	74	31,154
Eastern Platinum, Ltd. (I)	112,023	20,456
Easyhome, Ltd.	700	4,545
Eco Oro Minerals Corp. (I)	4,600	5,320
Electrovaya, Inc. (I)	5,656	2,238
Enbridge Income Fund Holdings, Inc.	6,746	153,432
Endeavour Silver Corp. (I)	7,000	62,209
Enerflex, Ltd.	12,443	154,883
Energy Fuels, Inc. (I)	68,461	13,890
Enghouse Systems, Ltd.	2,600	36,689
Ensign Energy Services, Inc.	19,322	294,412
Entree Gold, Inc. (I)	7,500	4,869
Epsilon Energy, Ltd. (I)	5,500	11,159
Equal Energy, Ltd. (I)	729	2,699
Equitable Group, Inc.	1,700	52,927
Essential Energy Services, Ltd.	23,970	56,171
Evertz Technologies, Ltd.	4,539	59,676
Excellon Resources, Inc. (I)	21,600	8,217
Exchange Income Corp.	966	25,793
Exco Technologies, Ltd.	500	2,435
Exeter Resource Corp. (I)	7,379	13,100
EXFO, Inc. (I)	1,300	6,266
EXFO, Inc. (U.S. Exchange) (I)	3,212	15,478
Fairborne Energy, Ltd. (I)	13,600	18,212
Firm Capital Mortgage Investment Corp.	1,400	18,974
First Majestic Silver Corp (I)	18,800	370,946

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
First National Financial Corp.	600	$10,347
FirstService Corp. (I)	5,680	154,136
Formation Metals, Inc. (I)	4,142	1,408
Forsys Metals Corp. (I)(L)	15,300	10,399
Fortress Paper, Ltd. (I)	1,804	28,202
Fortuna Silver Mines, Inc. (I)	8,800	41,512
Fortune Minerals, Ltd. (I)	3,334	1,962
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	2,300	30,169
Garda World Security Corp. (I)	7,300	68,871
Genesis Land Development Corp. (I)	100	335
Genivar, Inc.	3,882	88,962
Genworth MI Canada, Inc.	6,180	122,440
Geomark Exploration, Inc. (I)	5,776	4,981
Glacier Media, Inc.	8,800	17,140
Glentel, Inc.	2,200	23,880
Gluskin Sheff & Associates, Inc.	3,152	43,423
GLV, Inc., Class A (I)	1,851	3,549
GMP Capital, Inc.	12,248	65,232
Gran Tierra Energy, Inc. (I)	34,703	154,196
Granite Real Estate, Inc.	9,649	349,449
Great Canadian Gaming Corp. (I)	10,550	107,346
Great Panther Silver, Ltd. (I)	18,350	36,114
Guardian Capital Group, Ltd.	200	1,917
Guide Exploration, Ltd. (I)	19,750	32,057
Guyana Goldfields, Inc. (I)	7,300	19,402
Hanfeng Evergreen, Inc. (I)	3,700	4,992
Harry Winston Diamond Corp. (I)	13,220	166,350
Hemisphere GPS, Inc. (I)	10,400	6,436
Heroux-Devtek, Inc. (I)	3,900	44,865
High Liner Foods, Inc.	900	18,698
High River Gold Mines, Ltd. (I)	30,823	43,776
Home Capital Group, Inc.	5,312	274,828
Horizon North Logistics, Inc.	9,433	69,282
HudBay Minerals, Inc.	26,092	223,135
IBI Group, Inc.	3,700	37,647
IMAX Corp. (I)	10,249	207,458
Imperial Metals Corp. (I)	5,200	60,242
Imris, Inc. (I)	3,000	12,234
Innergex Renewable Energy, Inc.	11,477	127,257
Inter Citic Minerals, Inc. (I)	13,600	26,903
International Forest Products, Ltd. (I)	6,550	38,805
International Tower Hill Mines, Ltd. (I)	4,097	11,970
Intertape Polymer Group, Inc.	9,400	67,800
Ivanhoe Energy, Inc. (I)	32,400	23,008
Just Energy Group, Inc. (L)	29,100	322,366
K-Bro Linen, Inc.	1,239	36,450
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	31,050
Keegan Resources, Inc. (I)	3,731	13,815
Killam Properties Inc.	8,749	115,115
Kimber Resources, Inc. (I)	1,750	1,243
Kingsway Financial Services, Inc. (I)	2,175	4,258
Kirkland Lake Gold, Inc. (I)	11,309	156,370
Labrador Iron Mines Holdings, Ltd. (I)	2,897	5,025
Lake Shore Gold Corp. (I)(L)	49,733	50,452
Laramide Resources, Ltd. (I)	11,400	10,524
Laurentian Bank of Canada	6,628	319,045
Le Chateau, Inc.	2,400	5,113
Legacy Oil & Gas, Inc. (I)	19,652	128,987
Leisureworld Senior Care Corp.	4,733	58,577
Leon’s Furniture, Ltd.	7,809	91,102
Linamar Corp.	12,009	251,327
Liquor Stores N.A., Ltd.	3,594	71,023
MacDonald Dettwiler & Associates, Ltd.	5,148	308,906

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
MAG Silver Corp. (I)	5,100	$52,358
Mainstreet Equity Corp. (I)	1,100	35,988
Major Drilling Group International	12,132	114,951
Manitoba Telecom Services, Inc.	2,800	96,690
Maple Leaf Foods, Inc.	17,429	195,375
Martinrea International, Inc. (I)	13,518	108,747
Maxim Power Corp. (I)	6,300	12,463
MBAC Fertilizer Corp. (I)	2,900	8,384
Mediagrif Interactive Technologies, Inc.	600	10,907
Mega Brands Inc. (I)	207	1,785
Mega Uranium, Ltd. (I)	26,600	4,857
Melcor Developments, Ltd.	400	6,229
Mercator Minerals, Ltd. (I)	13,175	5,814
Migao Corp.	3,400	10,209
Minera Andes Acquisition Corp. (I)	9,225	36,217
Mood Media Corp. (I)	12,087	30,286
Morneau Shepell, Inc.	6,655	83,445
Mullen Group, Ltd.	14,066	329,907
Nautilus Minerals, Inc. (I)	20,040	21,844
Nevada Copper Corp. (I)	6,158	16,929
Newalta, Inc.	4,575	63,537
NGEx Resources, Inc. (I)	15,800	33,019
Niko Resources, Ltd.	1,600	23,097
Norbord, Inc. (I)	4,423	71,297
Nordion, Inc.	15,568	162,668
North American Energy Partners, Inc. (I)	1,632	3,924
North American Palladium, Ltd. (I)(L)	25,300	45,793
North American Palladium, Ltd. (I)	8,050	14,699
Northern Dynasty Minerals, Ltd. (I)	7,976	22,817
Northland Power, Inc. (L)	11,800	221,097
Novacopper, Inc. (I)	2,683	6,723
Novagold Resources, Inc. (I)	16,100	75,131
NuVista Energy, Ltd. (I)	20,802	92,430
Oncolytics Biotech, Inc. (I)	3,800	10,177
Orvana Minerals Corp. (I)(L)	9,998	9,027
Pace Oil And Gas, Ltd. (I)	5,158	14,860
Paladin Labs, Inc. (I)	1,823	77,691
Paramount Resources, Ltd. (I)	6,255	152,861
Parex Resources, Inc. (I)	9,250	41,476
Parkland Fuel Corp.	10,000	168,704
Pason Systems, Inc.	11,095	167,480
Peregrine Diamonds, Ltd. (I)	13,425	6,810
Perpetual Energy, Inc. (I)(L)	12,832	16,012
Petaquilla Minerals, Ltd. (I)	10,038	3,717
PetroBakken Energy, Ltd., Class A	1,153	15,206
Petrobank Energy & Resources, Ltd. (I)	20,469	256,862
PHX Energy Services Corp.	3,556	28,751
Pilot Gold, Inc. (I)	4,070	4,335
Platinum Group Metals, Ltd. (I)	11,200	8,749
Points International, Ltd. (I)	3,410	42,549
Polymet Mining Corp. (I)	13,500	15,612
Precision Drilling Corp. (I)	16,893	124,930
Premium Brands Holdings Corp.	3,245	57,707
Primero Mining Corp. (I)	14,200	64,248
Progress Energy Resources Corp.	9,500	211,732
Pulse Seismic, Inc.	10,627	28,030
Pure Energy Services, Ltd.	2,800	31,132
QLT, Inc. (I)	8,200	61,557
Quebecor, Inc.	7,318	262,060
Queenston Mining, Inc. (I)	5,100	17,022
Questerre Energy Corp. (I)	26,400	17,676
Reitmans Canada, Ltd.	1,503	19,227
Reitmans Canada, Ltd., Class A	8,651	109,701
Resverlogix Corp. (I)	5,300	9,517
Richelieu Hardware, Ltd.	2,800	93,622

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Richmont Mines, Inc. (I)	3,200	$13,342
RMP Energy, Inc. (I)	7,851	14,655
Rock Energy, Inc. (I)	373	401
Rocky Mountain Dealerships, Inc.	2,200	23,345
Rogers Sugar, Inc.	16,854	106,005
RONA, Inc.	22,830	297,606
RS Technologies, Inc. (I)	184	22
Rubicon Minerals Corp. (I)	21,100	73,847
Russel Metals, Inc.	11,737	298,262
Sabina Gold & Silver Corp. (I)	8,968	29,931
San Gold Corp. (I)	18,482	14,437
Sandvine Corp. (I)	25,100	28,773
Savanna Energy Services Corp.	15,056	111,650
Scorpio Mining Corp. (I)	23,316	19,632
Seabridge Gold, Inc. (I)	5,145	86,276
Secure Energy Services, Inc. (I)	9,534	89,271
SEMAFO, Inc.	47,507	179,281
Shawcor, Ltd., Class A	5,310	187,136
Sherritt International Corp.	66,242	295,006
Shore Gold, Inc. (I)	400	116
Sierra Wireless, Inc. (I)	3,750	32,336
Sierra Wireless, Inc. (Canadian Exchange) (I)	2,900	25,172
Silver Standard Resources, Inc. (I)	400	5,932
Silver Standard Resources, Inc. (I)	11,791	175,116
Smart Technologies, Inc. (I)	500	746
Softchoice Corp.	2,100	24,307
Sonde Resources Corp. (I)	2,297	2,307
Southern Pacific Resource Corp. (I)	72,856	111,603
SouthGobi Energy Resources, Ltd. (I)	4,080	11,134
Sprott Resource Corp. (I)	16,868	68,105
Sprott Resource Lending Corp.	18,000	25,747
Sprott, Inc.	8,575	36,797
St Andrew Goldfields, Ltd. (I)	15,500	6,840
Stantec, Inc.	8,568	274,228
Stella-Jones, Inc.	900	52,242
Stornoway Diamond Corp. (I)	2,566	1,822
Strad Energy Services, Ltd.	2,000	8,724
Student Transportation of America, Ltd. (L)	13,910	92,004
SunOpta, Inc. (I)	6,171	37,060
SunOpta, Inc. (U.S. Exchange) (I)	2,100	12,600
Superior Plus Corp. (L)	18,200	163,768
Surge Energy, Inc. (I)	8,269	66,186
Tanzanian Royalty Exploration Corp. (I)(L)	10,900	47,769
Taseko Mines, Ltd. (I)	21,300	63,955
Tembec, Inc. (I)	9,630	22,371
Teranga Gold Corp. (I)	11,098	22,629
Teranga Gold Corp., ADR (I)	3,505	7,101
The Brick, Ltd. (I)	10,200	39,424
The Cash Store Financial Services, Inc.	1,710	9,975
The Descartes Systems Group, Inc. (I)	8,800	73,382
The North West Company, Inc.	7,137	156,460
Theratechnologies, Inc. (I)	6,398	4,219
Timmins Gold Corp. (I)	24,522	61,694
TMX Group, Inc.	950	48,042
Torex Gold Resources, Inc. (I)	26,321	48,063
Toromont Industries, Ltd.	13,743	282,598
Torstar Corp.	8,400	73,455
Total Energy Services, Inc.	4,702	65,826
Transcontinental, Inc.	13,416	133,514
TransForce, Inc.	13,566	249,645
Transglobe Energy Corp. (I)	9,957	101,918
Transition Therapeutics, Inc. (I)	3,200	8,116
Trican Well Service, Ltd.	13,957	168,489
Trinidad Drilling, Ltd.	19,700	129,901
Tuscany International Drilling, Inc. (I)	500	162

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Twin Butte Energy, Ltd.	40,775	$106,720
UEX Corp. (I)	14,600	9,627
Uni-Select, Inc.	2,300	58,378
Valener, Inc.	4,354	71,289
Vecima Networks, Inc. (I)	2,921	13,335
Vero Energy, Inc.	5,900	11,851
Vicwest, Inc.	2,963	33,395
Virginia Mines, Inc. (I)	3,063	27,655
Vitran Corp., Inc. (I)	300	1,293
Wajax Corp.	3,023	138,584
Wesdome Gold Mines, Ltd. (I)	11,600	11,885
West Fraser Timber Company, Ltd.	6,481	365,487
Westaim Corp. (I)	500	380
Western Forest Products, Inc. (I)	4,500	4,885
Westfire Energy, Ltd. (I)	8,300	32,501
Westport Innovations, Inc. (I)(L)	6,200	218,586
Whistler Blackcomb Holdings, Inc.	1,300	15,245
Whitecap Resources, Inc. (I)	23,630	176,671
Wi-LAN, Inc.	25,200	130,378
Winpak, Ltd.	6,500	105,503
Xceed Mortgage Corp. (I)	500	609
Xtreme Drilling and Coil Services Corp. (I)	6,548	9,565
YM Biosciences, Inc. (I)	600	1,138
Yukon-Nevada Gold Corp. (I)	7,000	1,988
Zargon Oil & Gas, Ltd.	4,375	38,480

		25,655,405
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	11,118	22,332
China - 0.0%
Aupu Group Holding Company, Ltd.	108,000	8,241
Bund Center Investment, Ltd. (I)	222,000	31,070
China XLX Fertiliser, Ltd.	26,000	6,375
Delong Holdings, Ltd. (I)	45,500	11,863
HanKore Environment Tech Group, Ltd. (I)	84,000	2,291
Sino Dragon New Energy Holdings, Ltd. (I)	120,000	2,678
Sound Global, Ltd.	79,000	36,502
SunVic Chemical Holdings, Ltd. (I)	41,000	9,947

		108,967
Colombia - 0.0%
Petrominerales, Ltd.	10,009	94,531
Cyprus - 0.2%
Bank of Cyprus PLC (I)	157,222	33,418
Cyprus Popular Bank PLC (I)	38,018	1,628
Deep Sea Supply PLC (I)	19,635	31,844
ProSafe SE	32,915	251,437
Songa Offshore SE (I)	31,458	72,440

		390,767
Denmark - 1.1%
ALK-Abello A/S	1,260	79,811
Alm Brand A/S (I)	15,297	36,631
Ambu A/S	800	19,025
Auriga Industries (I)	2,834	42,285
Bang & Olufsen A/S (I)	7,164	87,002
Bavarian Nordic A/S (I)	6,753	54,815
BoConcept Holding A/S	75	1,711
Brodrene Hartmann A/S	800	15,123
D/S Norden A/S	4,965	120,273
DFDS A/S	608	28,705
DiBa Bank A/S (I)	510	3,339
East Asiatic Company, Ltd. A/S	2,528	51,726
Fluegger A/S	225	12,664
Genmab A/S (I)	7,096	93,973

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
GN Store Nord A/S	32,250	$435,497
Gronlandsbanken	20	1,368
Harboes Bryggeri A/S	441	6,664
IC Companys A/S	3,014	45,721
Jeudan A/S	492	38,208
Jyske Bank A/S (I)	2,872	82,134
Newcap Holding A/S (I)	9,300	973
NKT Holding A/S (L)	4,696	153,211
Nordjyske Bank A/S	1,190	16,269
Ostjydsk Bank A/S (I)	213	8,975
Pandora A/S	10,314	138,971
Parken Sport & Entertainment A/S (I)	864	10,276
PER Aarsleff A/S	420	28,249
Ringkjoebing Landbobank A/S	544	68,957
Rockwool International A/S	698	61,748
Royal Unibrew A/S	1,841	130,943
Schouw & Company A/S	3,116	70,174
SimCorp A/S	839	144,394
Solar Holdings A/S	1,111	60,545
Spar Nord Bank A/S (I)	16,304	66,238
Sparbank (I)	275	1,996
Sydbank A/S (I)	14,445	245,878
TK Development A/S (I)	3,786	9,636
Topdanmark A/S (I)	1,148	216,129
Vestjysk Bank A/S (I)	3,265	10,491

		2,700,728
Faeroe Islands - 0.0%
Bakkafrost P/F	2,849	22,562
Finland - 2.2%
Ahlstrom OYJ	2,379	38,859
Alma Media OYJ	10,711	61,294
Amer Sports OYJ	26,126	317,304
Aspo OYJ	3,465	25,462
Atria PLC	1,229	8,095
BasWare OYJ	1,318	36,999
Biotie Therapies OYJ (I)	35,851	20,279
Cargotec Corp. OYJ	5,686	133,296
Citycon OYJ	46,948	142,073
Cramo OYJ	3,712	37,674
Digia PLC (I)	2,622	9,358
Elektrobit Corp. (I)	9,773	8,598
F-Secure OYJ	10,255	21,899
Finnair OYJ (I)	8,025	20,767
Finnlines OYJ (I)	2,378	22,194
Fiskars Corp.	7,971	156,222
HKScan OYJ	5,218	21,298
Huhtamaki OYJ	21,320	305,817
Ilkka-Yhtyma OYJ	2,083	13,887
KCI Konecranes OYJ (L)	11,874	298,815
Kemira OYJ	24,364	308,159
Kesko OYJ, A Shares	163	4,594
Kesko OYJ, B Shares	1,294	34,197
Lannen Tehtaat OYJ	930	15,345
Lassila & Tikanoja OYJ (I)	6,239	82,346
Lemminkainen OYJ	993	20,731
Metsa Board OYJ (I)	52,052	134,175
Neste Oil OYJ	7,272	83,552
Okmetic OYJ	2,212	13,229
Olvi OYJ	2,833	67,325
Oriola-KD OYJ (L)	26,387	62,889
Orion OYJ, Series A	6,771	137,721
Orion OYJ, Series B	16,341	335,056
Outokumpu OYJ (I)(L)	144,436	128,699
Outotec OYJ	10,745	483,563

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
PKC Group OYJ	3,462	$56,323
Ponsse OYJ (L)	1,465	12,245
Poyry OYJ	6,417	24,770
Raisio OYJ	29,792	100,688
Ramirent OYJ	16,716	125,734
Rapala VMC OYJ	617	3,870
Rautaruukki OYJ	20,526	131,140
Ruukki Group OYJ (I)	20,289	11,475
Sanoma OYJ (L)	14,882	134,512
Scanfil PLC (I)	3,082	3,178
Sievi Capital PLC (I)	3,082	3,643
Stockmann OYJ ABP, Series A	1,949	36,511
Stockmann OYJ ABP, Series B	7,056	131,918
Stonesoft OYJ (I)	863	1,680
Talvivaara Mining Company PLC (I)	12,937	25,740
Technopolis PLC	17,450	74,940
Teleste OYJ	1,377	6,793
Tieto OYJ	14,590	249,780
Tikkurila OYJ	8,406	144,789
Uponor OYJ	13,427	135,130
Vacon OYJ	1,852	88,429
Vaisala OYJ	1,483	30,204
YIT OYJ (L)	24,694	454,000

		5,599,263
France - 3.3%
ABC Arbitrage	1,775	14,867
Air France KLM (I)(L)	24,794	124,592
Akka Technologies SA	772	23,131
Ales Groupe SA	435	7,555
Altamir Amboise	3,756	31,084
Alten SA	3,929	117,966
Altran Technologies SA (I)	24,280	134,308
April Group SA	2,759	47,534
Archos SA (I)	3,176	14,722
Artprice.com (I)(L)	730	22,016
Assystem SA	1,674	32,615
Atari SA (I)	3,415	5,193
AtoS	912	53,314
Audika Groupe	166	1,892
Avanquest Software SA (I)	1,218	2,413
Axway Software SA	728	10,174
Beneteau SA	7,288	78,422
Bigben Interactive (I)	28	296
Bioalliance Pharma SA (I)	2,414	11,508
Boiron SA	1,050	31,141
Bonduelle SCA	756	65,579
Bongrain SA	851	50,630
Bourbon SA	7,717	203,261
Boursorama (I)	2,475	16,000
Bull SA (I)	19,925	61,280
Catering International Services	64	7,680
Cegedim SA (I)	484	10,365
Cegid SA	674	11,860
CFAO SA	4,601	215,499
Cie des Alpes	464	7,466
Ciments Francais SA	790	45,703
Club Mediterranee SA (I)	4,835	85,371
Compagnie Plastic Omnium SA	3,673	100,547
Devoteam SA	1,307	14,867
Eiffage SA	4,388	136,305
Electricite de Strasbourg SA	142	17,328
Esso SAF	513	37,636
Etablissements Maurel et Prom SA	14,642	228,407
Euler Hermes SA	1,076	66,416

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Euro Disney SCA (I)	3,416	$27,342
Eurofins Scientific	1,300	168,986
Exel Industries SA	185	7,807
Faiveley Transport	1,169	66,420
Faurecia	8,317	152,599
Financiere Marc de Lacharriere SA	1,072	40,163
Fleury Michon SA	344	16,036
GameLoft SA (I)	14,002	83,021
Gaumont SA	489	24,506
GEA	126	10,347
GFI Informatique SA	7,037	24,330
GL Events SA	1,200	25,814
Groupe Partouche SA (I)	293	350
Groupe Steria SA	5,756	78,299
Guerbet SA	180	15,512
Haulotte Group SA (I)	2,614	19,742
Havas SA	74,604	378,399
Hi-Media SA (I)	3,644	9,744
Ingenico SA	5,924	313,965
Interparfums SA	1,083	24,357
Ipsen SA	3,650	87,268
IPSOS SA	6,306	187,590
Jacquet Metal Service	1,182	11,381
Kaufman & Broad SA (I)	603	10,807
Korian	2,180	33,588
Laurent-Perrier SA	543	49,850
Lectra SA	780	4,543
LISI SA	851	56,957
LVL Medical Groupe SA (I)	806	31,253
Maisons France Confort SA	510	14,942
Manitou BF SA	1,754	28,726
Manutan International	908	32,889
Marseill Tunnel Prado-Carena	219	6,900
Maurel & Prom Nigeria (I)	12,829	33,393
Medica SA	3,360	57,367
Mersen	3,068	88,632
Metropole Television SA	8,822	133,431
Montupet SA	553	3,461
Naturex	902	60,125
Neopost SA	5,304	282,801
Nexans SA	4,933	229,506
Nexity SA	5,974	145,800
NextRadioTV	168	2,683
NicOx SA (I)	14,863	48,346
Norbert Dentressangle SA	856	53,075
NRJ Group	1,793	11,599
Oeneo	4,319	12,812
Orpea SA	4,905	189,084
PagesJaunes Groupe (I)	13,290	23,705
Parrot SA (I)	1,209	35,868
Penauille Polyservices SA	11,988	36,007
Pierre & Vacances SA	562	9,744
Rallye SA	4,764	142,481
Recylex SA (I)	2,162	7,096
Remy Cointreau SA	893	101,932
Robertet SA (I)	258	39,564
Rubis SA	5,611	309,988
Sa des Ciments Vicat-Vicat	1,950	95,805
Saft Groupe SA	5,881	143,939
Samse SA	285	20,146
Sartorius Stedim Biotech	544	47,215
Seche Environnement SA	510	17,179
Sechilienne-Sidec SA	3,426	47,604
Sequana SA (I)	5,520	10,785
Societe d’Edition de Canal Plus	11,011	63,725

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Societe Industrielle
d’Aviations Latecoere SA (I)	1,172	$14,637
Societe Internationale de
Plantations d’Heveas SA	288	23,112
Societe Television Francaise 1	21,634	201,623
SOITEC (I)	15,512	51,734
Somfy SA	383	62,476
Sopra Group SA	785	38,242
St. Dupont SA (I)	16,508	7,470
Stallergenes SA	507	27,827
STEF (L)	954	45,166
Store Electronic (I)	124	1,513
Sword Group	1,218	18,589
Synergie SA	2,038	19,225
Technicolor SA (I)	41,259	102,595
Teleperformance SA	10,811	266,593
Tessi SA	206	18,534
Theolia SA (I)	10,701	21,670
Thermador Groupe	158	10,954
Touax SA	265	7,818
Toupargel Groupe SA	936	6,714
Transgene SA (I)	2,666	26,992
Trigano SA	2,853	34,304
UBISOFT Entertainment SA (I)	19,960	150,531
Union Financiere de France Banque SA	577	12,765
Vetoquinol SA	170	4,616
Viel & Compagnie SA	6,515	20,948
Vilmorin & Compagnie SA	867	101,100
Virbac SA	718	129,811
Vivalis SA (I)	2,112	16,002
VM Materiaux SA	539	12,984
Vranken-Pommery Monopole Group SA	407	12,172

		8,164,991
Gabon - 0.0%
Total Gabon SA	128	53,770
Germany - 4.7%
Aareal Bank AG (I)	11,583	231,645
ADVA AG Optical Networking (I)	8,262	53,328
Agennix AG (I)	1,121	507
Air Berlin PLC (I)	2,101	4,868
Aixtron AG, ADR (L)	3,360	49,392
Aixtron SE NA (L)	14,321	211,889
Allgeier SE	151	2,064
Amadeus Fire AG	1,170	51,182
Asian Bamboo AG (L)	1,058	8,181
Aurubis AG	8,222	444,723
Baader Bank AG	4,116	9,663
Balda AG	3,880	24,561
Bauer AG	1,844	37,735
BayWa AG	1,321	52,217
Beate Uhse AG (I)	2,412	1,455
Bechtle AG	3,828	150,471
Bertrandt AG	1,134	78,764
Bijou Brigitte AG	346	21,748
Bilfinger Berger SE	68	5,706
Biotest AG	323	17,865
Boewe Systec AG (I)	126	14
Borussia Dortmund GmbH &
Company KGaA (I)	9,915	32,895
Cancom AG	1,911	30,792
Carl Zeiss Meditec AG	6,089	148,219
Celesio AG	6,921	126,472
CENIT AG	2,140	18,039
CENTROTEC Sustainable AG	2,359	38,303

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Cewe Color Holding AG	858	$30,993
Comdirect Bank AG	5,210	49,037
CompuGroup Medical AG	2,859	48,518
Conergy AG (I)(L)	7,464	4,416
Constantin Medien AG (I)	7,438	12,812
CropEnergies AG	2,917	16,386
CTS Eventim AG	4,009	116,454
Curanum AG (I)	5,279	11,248
DAB Bank AG	3,886	16,128
Data Modul AG	635	10,963
Delticom AG	593	39,127
Deufol AG	4,397	4,587
Deutsche Beteiligungs AG	222	4,803
Deutsche Wohnen AG	30,932	522,462
Deutz AG (I)	13,332	49,790
Dialog Semiconductor PLC (I)	10,202	219,111
Douglas Holding AG	3,417	154,275
Draegerwerk AG & Company KGaA	195	15,635
Drillisch AG	9,658	106,435
Duerr AG	2,028	133,260
DVB Bank AG	110	3,238
Eckert & Ziegler AG	563	14,767
Elmos Semiconductor AG	900	8,163
ElringKlinger AG (L)	5,697	166,847
Euromicron AG	1,373	34,037
Evotec AG (I)	25,197	81,648
First Sensor AG (I)	680	7,585
Freenet AG	21,607	331,248
Fuchs Petrolub AG	2,533	139,349
Gerresheimer AG (I)	5,878	294,457
Gerry Weber International AG	4,364	176,072
Gesco AG	646	52,852
GFK AG	2,922	128,678
GFT Technologies AG	2,486	8,992
Gigaset AG (I)	4,683	8,080
Gildemeister AG	12,388	180,142
Grammer AG	3,232	57,501
Grenkeleasing AG	1,123	70,879
H&R AG	1,666	26,377
Hamburger Hafen und Logistik AG	3,571	86,851
Hawesko Holding AG	1,017	47,300
Heidelberger Druckmaschinen AG (I)(L)	27,642	35,347
Homag Group AG (I)	1,100	14,334
Indus Holding AG	3,394	82,328
Init Innovation In Traffic Systems AG	1,078	28,007
Interseroh AG	362	27,782
Intershop Communications AG (I)	2,654	7,130
Isra Vision AG	220	5,576
IVG Immobilien AG (I)	15,879	36,097
Jenoptik AG	11,507	85,736
Joyou AG (I)	308	3,446
Kloeckner & Company SE (I)	16,165	146,657
Koenig & Bauer AG (I)	1,346	20,848
Kontron AG	10,694	53,413
Krones AG	2,680	130,720
KSB AG	73	39,250
KUKA AG (I)	5,924	147,700
KWS Saat AG	430	111,815
Leoni AG	7,370	275,668
Loewe AG (I)	772	4,526
Lotto24 (I)	641	2,611
LPKF Laser & Electronics AG	2,042	36,855
Manz AG (I)	222	6,183
MasterFlex AG (I)	414	2,500
Mediclin AG (I)	8,179	43,619

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Medigene AG (I)	3,374	$4,874
MLP AG	9,858	57,050
Mobotix AG	402	6,185
Mologen AG (I)	1,495	19,305
Morphosys AG (I)	4,205	103,041
Muehlbauer Holding AG & Company KGaA	397	11,077
MVV Energie AG	1,622	46,496
Nemetschek AG	1,050	38,950
Nordex AG (I)	6,023	23,759
Norma Group	3,437	86,395
OHB AG	1,109	19,627
Patrizia Immobilien AG (I)	2,339	13,147
Pfeiffer Vacuum Technology AG	2,130	211,611
Plambeck Neue Energien AG	7,308	15,511
Praktiker AG (I)	6,704	10,589
PSI AG	2,209	45,231
PVA TePla AG	1,400	5,017
QSC AG	20,011	50,960
R Stahl AG	574	19,847
Rational AG	592	140,999
Rheinmetall AG	9,128	451,528
Rhoen-Klinikum AG	20,251	482,489
SAF-Holland SA (I)	8,156	47,174
Sartorius AG	506	31,905
Schaltbau Holding AG (I)	669	22,116
Sedo Holding AG (I)	2,151	4,614
SGL Carbon SE	1,838	70,787
SHB Stuttgarter Finanz & Beteiligungs AG	951	18,780
Singulus Technologies AG (I)	8,505	18,539
Sixt AG	4,123	72,944
SKW Stahl-Metallurgie Holding AG	1,547	25,401
Sky Deutschland AG (I)	71,430	247,893
SMA Solar Technology AG	721	22,318
SMT Scharf AG	554	16,481
Software AG	8,708	300,889
Solarworld AG (L)	13,581	18,575
Stada Arzneimittel AG	12,565	353,115
STRATEC Biomedical AG	1,580	67,325
Stroer Out-of-Home Media AG (I)	1,485	14,375
Suss Microtec AG (I)	4,892	47,735
Symrise AG	9,069	306,491
Tag Immobilien AG	22,158	210,912
Takkt AG	4,149	46,943
Technotrans AG (I)	258	1,865
Tipp24 SE (I)	845	39,844
Tom Tailor Holding AG	2,650	51,066
Tomorrow Focus AG	802	3,788
TUI AG (I)	26,308	205,443
Verbio AG (I)	860	1,750
Vossloh AG	1,573	137,218
VTG AG	971	15,499
Wacker Neuson SE	3,641	52,352
Washtec AG (I)	1,640	18,532
Wincor Nixdorf AG	4,939	188,004
Wire Card AG	19,162	410,024
Wuerttembergische Lebensversicherung AG	576	11,417
Xing AG	764	34,569

		11,692,720
Gibraltar - 0.1%
888 Holdings PLC (I)	27,230	36,482
PartyGaming PLC (I)	79,498	118,575

		155,057

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece - 0.5%
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	1,810	$93
Anek Lines SA (I)	14,015	1,387
Athens Water Supply and Sewage Company SA	3,582	15,117
Attica Bank (I)	9,882	2,859
Bank of Greece SA	2,764	35,322
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,760	2,854
EFG Eurobank Ergasias SA (I)	21,114	17,985
Ellaktor SA (I)	24,344	37,690
Euromedica SA (I)	681	420
Folli Follie Group (I)	4,652	36,268
Fourlis SA (I)	4,529	5,091
Frigoglass SA (I)	4,334	19,073
GEK Group of Companies SA	7,981	9,511
Geniki Bank SA (I)	2,122	240
Halcor SA (I)	12,007	5,752
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	12,107	46,031
Hellenic Petroleum SA	13,225	94,492
Hellenic
Telecommunications Organization SA (I)	30,102	96,833
Heracles General Cement SA (I)	5,225	12,423
Iaso SA (I)	5,049	3,305
Intracom Holdings SA (I)	28,550	6,316
Intralot SA-Integrated Lottery Systems
& Services	15,750	18,232
J&P-Avax SA (I)	7,584	7,964
JUMBO SA (I)	12,865	57,429
Marfin Investment Group SA (I)	74,177	17,718
Metka SA	3,626	26,383
Michaniki SA (I)	5,586	1,268
Motor Oil Hellas Corinth Refineries SA (I)	10,921	65,362
Mytilineos Holdings SA (I)	15,661	44,469
National Bank of Greece SA (I)	78,141	137,279
OPAP SA	25,523	176,532
Piraeus Bank SA (I)	166,005	52,451
Piraeus Port Authority SA	881	11,509
Public Power Corp. SA (I)	13,908	45,745
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	2,758
Teletypos SA Mega Channel (I)	4,590	2,598
Terna Energy SA	3,843	6,280
Thessaloniki Port Authority SA	488	8,399
Titan Cement Company SA (I)	10,568	175,253
TT Hellenic Postbank SA (I)	20,725	4,419
Viohalco SA (I)	18,237	47,371

		1,358,481
Hong Kong - 2.4%
Alco Holdings, Ltd.	54,000	11,377
Allied Group, Ltd.	18,000	41,310
Allied Properties HK, Ltd.	726,000	93,738
Apac Resources, Ltd. (I)	720,000	23,276
Artel Solutions Group Holdings, Ltd. (I)	565,000	6,231
Asia Financial Holdings, Ltd.	66,000	24,167
Asia Satellite Telecom Holdings Company, Ltd.	26,220	83,203
Asia Standard International Group	162,000	24,249
Associated International Hotels, Ltd.	26,000	57,994
Bonjour Holdings, Ltd.	272,000	35,490
Brightoil Petroleum Holdings Ltd	110,000	19,906
Burwill Holdings Ltd. (I)	464,000	6,049
C Y Foundation Group, Ltd. (I)	605,000	2,184
Cafe de Coral Holdings, Ltd.	34,000	95,604
Century City International Holdings, Ltd.	164,000	10,794

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Champion Technology Holdings, Ltd.	489,743	$6,183
Chen Hsong Holdings, Ltd.	40,000	10,848
Chevalier International Holdings, Ltd.	24,000	30,717
China Daye Non-
Ferrous Metals Mining, Ltd. (I)	104,000	4,303
China Energy Development Holdings, Ltd. (I)	658,000	7,208
China Metal International Holdings, Inc.	58,000	10,403
China Nuclear Industry
23 International Corp., Ltd. (I)	6,000	1,673
China Public Procurement, Ltd. (I)	312,000	0
China Resources and
Transportation Group, Ltd. (I)	1,100,000	35,491
China Solar Energy Holdings, Ltd. (I)	1,270,000	5,599
China Strategic Holdings, Ltd. (I)	610,000	11,340
China Ting Group Holdings, Ltd. (I)	124,000	5,996
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,140
China WindPower Group, Ltd.	560,000	13,756
Chong Hing Bank, Ltd.	29,000	47,845
Chow Sang Sang Holdings International, Ltd.	41,000	83,465
Chu Kong Enterprise Group Company, Ltd.	22,000	3,155
Chuang’s Consortium International, Ltd.	164,021	17,807
Citic Telecom International Holdings, Ltd.	219,000	41,882
City Telecom HK, Ltd.	31,000	7,358
City Telecom HK, Ltd., ADR	1,717	8,671
CK Life Sciences International Holdings, Inc.	532,000	37,181
CP Lotus Corp. (I)	280,000	5,525
Cross-Harbour Holdings, Ltd.	22,000	17,707
CSI Properties, Ltd	306,333	12,669
CST Mining Group, Ltd. (I)	2,383,040	31,731
Culturecom Holdings, Ltd. (I)	140,000	26,195
Dah Sing Banking Group, Ltd.	76,800	70,456
Dah Sing Financial Holdings, Ltd.	18,000	60,751
Dan Form Holdings Company, Ltd.	66,000	7,596
Dickson Concepts International, Ltd.	48,000	25,804
Dingyi Group Investment, Ltd.	125,000	3,189
DMX Technologies Group, Ltd.	34,000	6,015
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	21,090
Emperor International Holdings, Ltd.	320,250	66,246
Emperor Watch & Jewellery, Ltd.	540,000	51,033
ENM Holdings, Ltd. (I)	60,000	4,346
Esprit Holdings, Ltd.	169,100	260,269
eSun Holdings, Ltd. (I)	113,000	13,420
EVA Precision Industrial Holdings, Ltd.	394,000	31,646
Fairwood, Ltd.	19,500	40,258
Far East Consortium International, Ltd.	212,992	40,134
First Natural Foods Holdings Ltd. (I)	4,687	0
Fortune Oil PLC	245,548	37,051
Fountain SET Holdings, Ltd.	70,000	7,944
G-Resources Group, Ltd. (I)	2,643,000	119,499
Get Nice Holdings, Ltd.	246,000	9,844
Giordano International, Ltd.	249,708	193,190
Glorious Sun Enterprises, Ltd.	88,000	26,592
Goldin Properties Holdings, Ltd. (I)	89,000	51,601
Guangnan Holdings, Ltd.	108,000	11,849
Guotai Junan International Holdings, Ltd.	68,000	19,159
Haitong International Securities Group, Ltd.	36,347	12,494
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	52,508
HKR International, Ltd.	114,400	43,457
Hongkong Chinese, Ltd.	126,000	19,647
Hung Hing Printing Group, Ltd.	76,216	12,592
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	50,000	24,522
Hybrid Kinetic Group, Ltd. (I)	650,000	8,635

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
HyComm Wireless, Ltd. (I)	26,000	$4,338
I-CABLE Communications, Ltd. (I)	179,000	6,591
I.T, Ltd.	126,808	59,815
Imagi International Holdings, Ltd. (I)	591,500	7,111
IRC, Ltd. (I)	56,000	4,661
Jinhui Holdings, Ltd. (I)	42,000	7,132
JLF Investment Company, Ltd. (I)	70,000	3,610
Johnson Electric Holdings, Ltd.	8,000	4,707
K Wah International Holdings, Ltd.	296,674	123,494
Keck Seng Investments, Ltd.	1,000	395
King Stone Energy Group, Ltd. (I)	120,000	5,975
Kingston Financial Group, Ltd.	754,000	44,749
Kosmopolito Hotels International, Ltd.	98,000	22,220
Kowloon Development Company, Ltd.	77,000	75,995
Lai Sun Development (I)	1,915,333	34,422
Lee & Man Chemical Company, Ltd.	74,000	35,435
Lee’s Pharmaceutical Holdings, Ltd.	5,000	2,943
Lippo China Resources, Ltd.	666,000	15,812
Lippo, Ltd.	31,250	12,660
Liu Chong Hing Investment	30,000	28,358
Luk Fook Holdings International, Ltd.	55,000	140,960
Lung Kee Holdings, Ltd.	48,000	16,332
Media Chinese International, Ltd. (I)	30,000	14,698
Melco International Development, Ltd.	186,000	151,499
Midland Holdings, Ltd.	140,000	77,024
Ming Fai International Holdings, Ltd.	41,000	3,188
Ming Fung Jewellery Group, Ltd. (I)	260,000	12,633
Miramar Hotel & Investment Company, Ltd.	8,000	9,125
Mongolia Energy Company, Ltd. (I)	130,000	5,721
Nan Nan Resources Enterprise, Ltd. (I)	94,000	8,363
National Electronic Holdings, Ltd.	40,000	4,797
Natural Beauty Bio-Technology, Ltd.	230,000	32,358
Neo-Neon Holdings, Ltd. (I)	76,500	15,487
New Times Energy Corp., Ltd. (I)	24,400	2,841
NewOcean Energy Holdings, Ltd.	196,000	43,772
Norstar Founders Group, Ltd. (I)	168,000	0
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	14,844
Oriental Watch Holdings, Ltd.	74,000	21,729
Pacific Andes International Holdings, Ltd.	342,870	17,495
Pacific Basin Shipping, Ltd.	319,000	133,255
Pacific Textile Holdings, Ltd.	116,000	73,400
Paliburg Holdings, Ltd.	71,380	22,567
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	26,635
Pico Far East Holdings, Ltd.	204,000	46,146
PME Group, Ltd. (I)	70,000	1,149
PNG Resources Holdings, Ltd. (I)	88,000	1,171
Polytec Asset Holdings, Ltd.	235,000	20,968
Public Financial Holdings, Ltd.	48,000	20,387
PYI Corp., Ltd.	306,801	6,773
Regal Hotels International Holdings, Ltd.	99,200	40,336
Richfield Group Holdings, Ltd.	176,000	8,411
Rising Development Holdings (I)	104,000	4,693
SA SA International Holdings, Ltd.	180,000	117,719
SEA Holdings, Ltd.	52,000	26,309
Shenyin Wanguo HK, Ltd.	75,000	19,381
Shun Tak Holdings, Ltd.	349,250	127,311
Sing Tao News Corp., Ltd.	58,000	7,907
Singamas Container Holdings, Ltd.	300,000	66,386
Sino-Tech International Holdings, Ltd. (I)	420,000	3,845
Sinocop Resources Holdings, Ltd. (I)	250,000	19,666
Sinopoly Battery, Ltd. (I)	1,040,000	38,311
SmarTone Telecommunications Holdings, Ltd.	76,500	163,485
SOCAM Development, Ltd.	74,927	69,792

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Soundwill Holdings, Ltd.	2,000	$3,064
Stella International Holdings, Ltd.	35,000	83,548
Stelux Holdings International, Ltd.	77,000	15,265
Sun Hung Kai & Company, Ltd.	121,968	57,688
Sun Innovation Holdings, Ltd. (I)	400,000	4,642
Superb Summit International
Timber Company, Ltd. (I)	378,000	7,798
Sustainable Forest Holdings, Ltd.	30,000	615
TAI Cheung Holdings, Ltd.	82,000	57,372
Tan Chong International, Ltd.	63,000	15,758
Tao Heung Holdings, Ltd.	18,000	9,521
Techtronic Industries Company	192,500	293,179
Texwinca Holdings, Ltd.	88,000	71,840
Titan Petrochemicals Group, Ltd. (I)	600,000	19,031
Tom Group, Ltd. (I)	154,000	16,503
Tongda Group Holdings, Ltd.	660,000	23,542
Tonic Industries Holdings, Ltd. (I)	2,000	300
Tradelink Electronic Commerce, Ltd.	138,000	20,864
Transport International Holdings, Ltd.	43,200	83,390
Trinity, Ltd.	150,000	98,697
TSC Offshore Group, Ltd. (I)	26,000	3,425
Tse Sui Luen Jewellery International, Ltd.	34,000	20,845
United Laboratories, Ltd. (I)	114,500	56,200
United Power Investment, Ltd. (I)	828,000	5,872
Value Partners Group, Ltd.	115,000	49,134
Varitronix International, Ltd.	54,000	18,654
Victory City International Holdings, Ltd.	159,265	16,437
Vitasoy International Holdings, Ltd.	162,000	138,444
VST Holdings Company, Ltd.	102,000	19,532
Wah Nam International Holdings, Ltd. (I)	855,430	55,316
Wai Kee Holdings, Ltd.	72,000	12,254
Wing On Company International, Ltd.	17,000	39,892
Wing Tai Properties, Ltd.	40,000	22,793
Winteam Pharmaceutical Group, Ltd.	198,000	36,970
Xinyi Glass Holdings Company, Ltd.	278,000	127,653
YGM Trading, Ltd.	19,000	41,241

		6,080,828
Ireland - 1.4%
Aer Lingus Group PLC (I)	25,626	34,387
Beazley PLC	105,684	278,155
C&C Group PLC	62,603	283,519
DCC PLC	13,119	342,122
FBD Holdings PLC (I)	4,678	52,689
Glanbia PLC (Dublin Exchange)	15,698	124,705
Grafton Group PLC	22,961	88,388
Greencore Group PLC	77,481	97,526
Henderson Group PLC	195,003	328,247
IFG Group PLC (I)	19,878	39,961
Independent News & Media PLC (I)	30,840	7,366
Irish Continental Group PLC	2,561	56,836
Kenmare Resources PLC (I)	214,459	131,361
Kingspan Group PLC (I)	26,276	259,147
McInerney Holdings PLC (I)	20,779	1,035
Paddy Power PLC	6,497	457,936
Smurfit Kappa Group PLC	28,993	236,210
UBM PLC	42,824	457,188
United Drug PLC	31,576	103,275

		3,380,053
Isle of Man - 0.0%
Hansard Global PLC	11,952	22,682
Israel - 0.9%
Africa Israel Investments, Ltd. (I)	16,195	25,136
Africa Israel Properties, Ltd. (I)	1,541	9,543

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Airport City, Ltd. (I)	3,443	$12,939
AL-ROV Israel, Ltd. (I)	722	10,874
Alrov Properties And Lodgings, Ltd. (I)	380	5,192
Amot Investments, Ltd.	5,873	12,386
Avgol Industries 1953, Ltd.	11,336	7,769
Babylon, Ltd.	5,123	42,305
Bayside Land Corp.	86	13,832
Ceragon Networks, Ltd. (I)	4,174	29,252
Clal Biotechnology Industries, Ltd. (I)	5,223	12,058
Clal Industries & Investments, Ltd.	14,002	34,843
Clal Insurance Enterprise Holdings, Ltd.	3,648	33,671
Compugen, Ltd. (I)	744	2,686
Delek Automotive Systems, Ltd.	4,929	26,444
Delek Group, Ltd.	53	7,746
Delta Galil Industries, Ltd.	1,097	9,969
Elbit Systems, Ltd.	208	6,455
Electra Israel, Ltd.	270	18,216
Evogene, Ltd. (I)	3,550	14,250
EZchip Semiconductor, Ltd. (I)	2,348	78,676
EZchip Semiconductor, Ltd. (I)(L)	2,588	87,500
First International Bank of Israel, Ltd. (I)	5,079	52,262
Formula Systems, Ltd. (I)	1,062	15,157
Frutarom Industries, Ltd.	7,174	65,871
Gilat Satellite Networks, Ltd. (I)	2,000	6,443
Gilat Satellite Networks, Ltd.
(Frankfurt Exchange) (I)	621	1,975
Given Imaging, Ltd. (I)	1,817	24,842
Hadera Paper, Ltd. (I)	503	17,532
Harel Insurance Investments &
Financial Services, Ltd. (I)	1,198	30,833
Hot Telecommunication System, Ltd.	2,631	24,921
Industrial Buildings Corp. (I)	11,196	12,978
Israel Discount Bank, Ltd. (I)	14,684	15,365
Ituran Location & Control, Ltd.	2,178	24,280
Jerusalem Oil Exploration (I)	1,596	24,299
Kamada, Ltd. (I)	3,846	24,950
Kardan Yazamut, Ltd. (I)	1,745	201
Matrix IT, Ltd.	5,486	21,299
Melisron, Ltd.	2,051	30,342
Mellanox Technologies, Ltd. (I)	5,397	637,598
Menorah Mivtachim Holdings, Ltd. (I)	4,526	24,908
Migdal Insurance Holdings, Ltd.	29,249	29,750
Mizrahi Tefahot Bank, Ltd. (I)	7,295	56,727
Naphtha Israel Petroleum Corp., Ltd. (I)	3,983	12,733
Nitsba Holdings 1995, Ltd. (I)	5,288	36,390
Nova Measuring Instruments, Ltd. (I)	2,527	19,327
Oil Refineries, Ltd. (I)	204,443	77,005
Ormat Industries, Ltd.	10,674	51,085
Osem Investments, Ltd.	5,160	63,194
Paz Oil Company, Ltd.	790	78,684
Phoenix Group Holdings	1,330	10,329
Plasson Industries, Ltd.	449	10,429
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	23,970
Retalix, Ltd. (I)	3,157	65,238
Shikun & Binui, Ltd.	35,668	48,784
Shufersal, Ltd.	16,165	38,598
Strauss Group, Ltd. (I)	4,648	43,065
The Phoenix Holdings, Ltd. (I)	5,158	8,426
Tower Semiconductor, Ltd. (I)	3,537	26,886
Union Bank of Israel, Ltd. (I)	2,889	7,475

		2,265,893
Italy - 2.9%
A2A SpA (L)	76,740	40,755

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
ACEA SpA	13,756	$76,253
Acegas-APS SpA	2,167	13,263
Aedes SpA (I)	29,353	2,487
Aeroporto di Venezia Marco Polo SpA	3,465	28,741
Alerion Cleanpower SpA	3,853	16,579
Amplifon SpA	16,861	70,630
Ansaldo STS SpA	22,065	172,867
Astaldi SpA	12,896	76,862
Autogrill SpA	19,955	169,689
Azimut Holding SpA	23,694	250,809
Banca Finnat Euramerica SpA	10,675	3,496
Banca Generali SpA	10,115	119,573
Banca IFIS SpA	5,519	33,919
Banca Monte dei Paschi di Siena SpA (I)(L)	643,346	180,415
Banca Popolare dell’Emilia Romagna SCRL	34,747	188,893
Banca Popolare dell’Etruria e del Lazio SpA	9,359	12,473
Banca Popolare di Milano SpA (I)	711,650	366,093
Banca Popolare di Sondrio SCRL	48,721	278,149
Banca Profilo SpA	23,984	7,527
Banco di Desio e della Brianza SpA	4,149	9,704
Banco Popolare SC (I)	191,172	278,854
BasicNet SpA	1,902	4,400
Brembo SpA	7,473	77,511
Buzzi Unicem SpA	14,571	150,465
Cairo Communication SpA	1,826	5,897
Caltagirone Editore SpA	5,211	5,864
Caltagirone SpA	3,553	4,870
Cementir SpA	6,234	11,706
CIR-Compagnie Industriali Riunite SpA	65,391	76,190
Credito Artigiano SpA	18,022	19,040
Credito Bergamasco SpA	711	12,660
Credito Emiliano SpA	18,858	80,015
Danieli & C Officine Meccaniche SpA	3,157	73,666
Datalogic SpA	2,667	21,751
De Longhi SpA	18,320	227,309
De’ Longhi Clima SpA (I)	18,320	13,329
DeA Capital SpA (I)	4,303	7,151
DiaSorin SpA (L)	5,037	153,501
Ei Towers SpA (I)	1,134	29,230
Engineering Ingegneria Informatica SpA (I)	1,211	39,470
ERG SpA	10,331	69,893
Esprinet SpA	5,551	27,016
Eurotech SpA (I)	3,019	4,401
Falck Renewables SpA	12,963	15,239
Fiera Milano SpA	2,228	9,794
Finmeccanica SpA (I)(L)	86,467	382,977
Gas Plus (I)	265	1,665
Gemina SpA (I)	93,528	82,132
Geox SpA	15,381	38,750
Gruppo Beghelli SpA	11,564	6,117
Gruppo Editoriale L’Espresso SpA	19,434	20,369
Gruppo Mutuionline SpA	889	3,188
Hera SpA	90,454	133,230
IMMSI SpA	28,561	16,154
Impregilo SpA (L)	59,370	214,284
Indesit Company SpA	7,870	35,492
Industria Macchine Automatiche SpA	1,088	18,552
Interpump SpA	15,324	113,450
Iren SpA	58,545	32,238
Italcementi SpA	14,069	68,772
Italmobiliare SpA (I)	1,000	16,535
Juventus Football Club SpA (I)	44,555	12,016
KME Group SpA (I)	26,355	12,763
Landi Renzo SpA (I)	9,280	17,484
Lottomatica SpA	7,609	158,135

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Maire Tecnimont SpA (I)	17,000	$13,325
Marcolin SpA	2,926	16,012
MARR SpA	6,102	58,434
Mediaset SpA	92,381	184,671
Mediolanum SpA	44,972	176,105
Milano Assicurazioni SpA (I)	25,516	9,886
Mondadori (Arnoldo) Editore SpA (I)	17,499	24,170
Nice SpA	3,458	11,349
Panariagroup Industrie Ceramiche SpA (I)	607	550
Piaggio & C SpA	32,371	84,988
Piccolo Credito Valtellinese SCRL	57,910	83,832
Poltrona Frau SpA (I)	5,100	5,667
Prelios SpA (I)	115,328	13,266
Premafin Finanziaria SpA (I)	26,879	5,724
Prysmian SpA	8,998	150,171
RCS Mediagroup SpA (I)(L)	25,395	45,454
Recordati SpA	16,667	119,478
Reply SpA	281	6,045
Sabaf SpA	962	9,834
Safilo Group SpA (I)	7,782	60,640
Saras SpA (I)	78,370	84,488
Seat Pagine Gialle SpA (I)	130,315	1,964
Snai SpA (I)	2,766	3,033
Societa Iniziative Autostradali e Servizi SpA	11,983	85,727
Societa per la Bonifica dei Terreni Ferraresi e
Imprese Agricole SpA	437	19,937
Societa’ Cattolica di Assicurazioni SCRL (I)	8,194	109,819
Socotherm SpA (I)	2,703	232
Sogefi SpA	7,700	19,149
SOL SpA	6,441	34,683
Sorin SpA (I)	62,390	133,619
Stefanel SpA (I)	8,953	2,369
Telecom Italia Media SpA (I)	59,447	12,051
Tod’s SpA (L)	2,196	233,312
Trevi Finanziaria SpA	9,934	61,794
Unione di Banche Italiane SCPA	61,989	207,164
Unipol Gruppo Finanziario SpA (I)	38,157	100,130
Vianini Lavori SpA	4,074	14,573
Vittoria Assicurazioni SpA	4,482	27,420
Yoox SpA (I)	9,699	113,179
Zignago Vetro SpA	5,387	31,831

		7,298,777
Japan - 24.1%
A&D Company, Ltd.	900	3,064
Accordia Golf Company, Ltd.	195	124,996
Achilles Corp.	22,000	28,473
ADEKA Corp.	15,991	125,845
Aderans Company, Ltd. (I)	4,600	56,163
Advan Company, Ltd.	1,000	10,466
Advanex, Inc. (I)	2,000	2,026
Aeon Delight Company, Ltd.	3,100	71,999
Aeon Fantasy Company, Ltd.	1,600	22,505
Ahresty Corp.	3,500	17,092
AI Holdings Corp.	7,800	47,597
Aica Kogyo Company, Ltd.	9,000	145,041
Aichi Bank, Ltd.	1,800	96,691
Aichi Corp.	7,400	30,724
Aichi Steel Corp.	19,000	75,035
Aichi Tokei Denki Company, Ltd.	6,000	21,868
Aida Engineering, Ltd.	12,700	82,713
Ain Pharmaciez, Inc.	1,500	101,869
Aiphone Company, Ltd.	2,600	51,350
Airport Facilities Company, Ltd.	3,300	14,888
Aisan Industry Company, Ltd.	6,700	54,202

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Akebono Brake Industry Company, Ltd.	12,700	$64,540
Akita Bank, Ltd.	39,000	113,005
Alconix Corp.	500	9,320
Alinco, Inc.	200	1,604
Allied Telesis Holdings KK	6,100	5,553
Alpen Company, Ltd.	3,400	65,606
Alpha Corp.	1,000	10,784
Alpha Systems, Inc.	1,120	15,082
Alpine Electronics, Inc.	9,515	92,637
Alps Electric Company, Ltd.	34,000	182,735
Alps Logistics Company, Ltd.	2,000	20,452
Altech Corp.	500	3,862
Amano Corp.	11,800	101,079
Amiyaki Tei Company., Ltd.	3	7,506
Amuse, Inc.	300	4,461
Ando Corp.	10,000	10,825
Anest Iwata Corp.	6,000	24,142
Anritsu Corp.	10,297	125,115
AOC Holdings, Inc.	6,900	20,450
AOKI Holdings, Inc.	3,200	68,194
Aomori Bank, Ltd.	40,000	122,393
Aoyama Trading Company, Ltd.	11,200	220,481
Arakawa Chemical Industries, Ltd.	2,500	20,209
Arata Corp.	5,000	25,252
Arc Land Sakamoto Company, Ltd. (I)	2,700	41,893
Arcs Company, Ltd.	5,884	137,277
Argo Graphics, Inc.	800	10,414
Ariake Japan Company, Ltd.	3,200	72,075
Arisawa Manufacturing Company, Ltd.	4,800	11,612
Arnest One Corp.	7,500	110,513
Arrk Corp. (I)	11,900	28,557
Artnature, Inc.	400	6,062
As One Corp.	2,300	52,766
Asahi Company, Ltd. (I)(L)	2,600	39,966
Asahi Diamond Industrial Company, Ltd.	9,400	104,057
Asahi Holdings, Inc.	3,700	61,603
Asahi Intecc Company, Ltd.	1,500	46,265
Asahi Kogyosha Company, Ltd.	2,000	7,483
Asahi Net, Inc.	3,000	14,189
Asahi Organic Chemicals
Industry Company, Ltd.	13,000	31,230
ASATSU-DK, Inc.	5,200	134,342
Ashimori Industry Company, Ltd. (I)	14,000	17,772
ASKA Pharmaceutical Company, Ltd.	4,000	21,586
ASKUL Corp.	3,000	39,535
Asunaro Aoki Construction Company, Ltd.	4,000	20,037
Atom Corp. (L)	16,700	84,943
Atsugi Company, Ltd.	40,000	46,562
Autobacs Seven Company, Ltd.	3,800	179,716
Avex Group Holdings, Inc.	6,000	108,020
Awa Bank, Ltd.	1,000	6,188
Axell Corp.	1,000	23,111
Bando Chemical Industries, Ltd.	18,000	62,667
Bank of Iwate, Ltd.	2,800	126,721
Bank of Kochi, Ltd.	3,000	2,999
Bank of Nagoya, Ltd.	27,000	92,173
Bank of Okinawa, Ltd.	3,788	164,013
Bank of Saga, Ltd.	24,000	56,251
Bank of the Ryukyus, Ltd.	6,300	81,450
Belc Company, Ltd.	1,500	21,021
Belluna Company, Ltd.	4,950	41,118
Benefit One, Inc.	15	14,783
Best Denki Company, Ltd. (I)	6,500	11,123
BIC Camera, Inc. (L)	98	49,068
BML, Inc.	1,500	39,295

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Bookoff Corp.	2,100	$18,037
Bunka Shutter Company, Ltd.	10,000	43,695
CAC Corp.	2,100	16,947
Calsonic Kansei Corp.	29,000	140,577
Can Do Company, Ltd.	33	42,512
Canon Electronics, Inc.	3,600	77,242
CAPCOM Company, Ltd.	6,700	133,669
Carchs Holdings Company, Ltd. (I)	29,500	10,576
Cawachi, Ltd.	2,800	53,822
Central Glass Company, Ltd.	39,432	129,483
Central Sports Company, Ltd.	700	10,423
Chino Corp.	6,000	15,617
Chiyoda Company, Ltd.	4,200	107,732
Chiyoda Integre Company, Ltd.	2,200	24,172
Chofu Seisakusho Company, Ltd.	2,800	63,367
Chori Company, Ltd.	23,000	27,947
Chubu Shiryo Company, Ltd.	3,000	20,915
Chudenko Corp.	6,700	64,737
Chuetsu Pulp & Paper Company, Ltd.	20,000	34,549
Chugai Mining Company, Ltd. (I)	34,900	7,170
Chugai Ro Company, Ltd.	11,000	32,010
Chugoku Marine Paints, Ltd.	14,000	66,876
Chukyo Bank, Ltd.	21,000	49,502
Chuo Denki Kogyo Company, Ltd.	2,000	8,313
Chuo Gyorui Company, Ltd.	3,000	7,094
Chuo Spring Company, Ltd.	1,000	3,623
CKD Corp.	13,300	81,095
Clarion Company, Ltd. (I)	20,000	35,813
Cleanup Corp.	3,300	23,046
CMIC Company, Ltd.	1,400	22,054
CMK Corp.	8,000	25,327
Coca-Cola Central Japan Company, Ltd.	6,000	76,399
Cocokara Fine Holdings, Inc.	2,630	90,826
Colowide Company, Ltd. (L)	9,500	81,190
Computer Engineering & Consulting, Ltd.	1,500	8,784
COMSYS Holdings Corp.	15,100	194,103
Corona Corp.	3,100	40,690
Cosel Company, Ltd.	4,100	54,628
Cosmos Initia Company, Ltd. (I)	1,600	7,796
Cosmos Pharmaceutical Corp. (I)	1,800	153,693
CREATE SD HOLDINGS Company, Ltd.	1,200	34,251
CTI Engineering Company, Ltd.	800	4,810
Cybozu, Inc.	45	15,165
Dai Nippon Toryo Company, Ltd.	20,000	22,292
Dai-Dan Company, Ltd.	5,000	31,578
Dai-Ichi Kogyo Seiyaku Company, Ltd.	6,000	16,547
Dai-ichi Seiko Company, Ltd.	1,800	27,951
Daibiru Corp.	10,100	66,420
Daido Kogyo Company, Ltd.	3,000	5,111
Daido Metal Company, Ltd.	5,000	41,650
Daidoh, Ltd.	3,900	25,739
Daifuku Company, Ltd.	18,500	97,436
Daihen Corp.	20,000	56,273
Daiho Corp.	10,000	11,038
Daiichi Chuo Kisen Kaisha, Ltd. (I)	20,000	15,968
Daiichi Jitsugyo Company, Ltd.	10,000	44,797
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	13,411
Daiichikosho Company, Ltd.	6,000	137,996
Daiken Corp.	15,000	37,909
Daiki Aluminium Industry Company, Ltd.	5,000	13,525
Daiki Ataka Engineering Company, Ltd.	3,000	13,244
Daiko Clearing Services Corp.	3,000	11,291
Daikoku Denki Company, Ltd.	1,600	33,834
Daikokutenbussan Company, Ltd.	1,100	31,385
Daikyo, Inc.	47,144	113,980

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Dainichi Company, Ltd.	2,100	$18,345
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	15,000	63,914
Daio Paper Corp.	16,000	98,780
Daisan Bank, Ltd.	29,000	52,551
Daiseki Company, Ltd.	6,200	101,611
Daishi Bank, Ltd.	16,000	50,601
Daishinku Corp.	4,000	10,695
Daiso Company, Ltd.	13,000	35,103
Daisyo Corp.	1,300	16,946
Daito Bank, Ltd.	35,000	30,085
Daito Pharmaceutical Company, Ltd.	700	11,202
Daiwa Industries, Ltd.	5,000	22,576
Daiwabo Holdings Company, Ltd.	43,000	76,108
DC Company, Ltd.	3,500	10,470
DCM Japan Holdings Company, Ltd.	17,620	116,299
Denki Kogyo Company, Ltd.	12,000	47,532
Denyo Company, Ltd.	3,100	34,144
Descente, Ltd.	9,000	51,346
Digital Garage, Inc.	18	28,630
Doshisha Company, Ltd.	2,300	68,292
Doutor Nichires Holdings Company, Ltd.	5,193	64,424
Dr. Ci:Labo Company, Ltd. (I)(L)	20	78,371
DTS Corp.	3,900	52,016
Dunlop Sports Company, Ltd.	2,100	26,255
Duskin Company, Ltd.	10,000	200,719
Dwango Company, Ltd.	27	38,410
Dydo Drinco, Inc.	1,500	69,990
Dynic Corp.	1,000	1,884
eAccess, Ltd.	467	85,684
Eagle Industry Company, Ltd.	6,000	38,843
Earth Chemical Company, Ltd.	2,200	81,504
Ebara Corp.	59,000	238,542
Ebara Jitsugyo Company, Ltd.	600	9,095
EDION Corp.	17,600	77,544
Ehime Bank, Ltd.	25,253	68,877
Eidai Company, Ltd.	1,000	4,491
Eighteenth Bank, Ltd.	34,000	86,411
Eiken Chemical Company, Ltd.	2,100	28,315
Eizo Nanao Corp.	3,600	64,705
Elecom Company, Ltd.	500	6,892
Elematec Corp.	1,500	20,889
Em Systems Company, Ltd.	600	11,643
En-Japan, Inc. (I)	1	1,038
Endo Lighting Corp.	1,900	78,755
Enplas Corp.	1,800	57,334
EPS Company, Ltd.	24	71,394
Espec Corp.	4,600	40,437
Excel Company, Ltd.	300	2,676
Exedy Corp.	6,400	131,947
F&A Aqua Holdings, Inc.	3,500	35,291
F-Tech, Inc.	700	11,625
Faith, Inc.	10	1,065
Falco Biosystems, Ltd.	1,500	18,085
Fancl Corp.	7,300	84,863
FCC Company, Ltd.	5,700	91,930
FDK Corp. (I)	21,000	19,708
Ferrotec Corp.	5,700	24,535
Fidea Holdings Company, Ltd.	27,406	54,160
Fields Corp.	23	35,487
First Juken Company, Ltd.	200	1,940
Foster Electric Company, Ltd.	5,000	80,412
FP Corp.	2,000	148,843
France Bed Holdings Company, Ltd.	23,000	50,178
Fudo Tetra Corp. (I)	25,400	35,657

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Company, Ltd.	3,000	$67,994
Fuji Corp., Ltd.	3,800	20,634
Fuji Electronics Company, Ltd.	2,300	31,136
Fuji Kiko Company, Ltd. (I)	4,000	11,074
Fuji Kosan Company, Ltd. (I)	11,000	7,905
Fuji Kyuko Company, Ltd.	10,000	64,529
Fuji Oil Company, Ltd.	9,900	132,478
Fuji Seal International, Inc.	3,500	68,328
Fuji Soft, Inc.	4,300	76,959
Fujibo Holdings, Inc.	18,000	62,961
Fujicco Company, Ltd.	5,000	63,613
Fujikura Kasei Company, Ltd.	3,400	15,534
Fujikura, Ltd.	75,000	227,472
Fujimi, Inc. (I)	3,300	52,914
Fujimori Kogyo Company, Ltd.	1,700	36,471
Fujita Kanko, Inc.	8,000	26,618
Fujitec Company, Ltd.	13,000	83,033
Fujitsu Frontech, Ltd.	2,000	11,229
Fujitsu General, Ltd.	10,000	86,014
Fujiya Company, Ltd. (I)	16,000	40,216
Fukoku Company, Ltd.	800	7,288
Fukuda Corp.	4,000	14,491
Fukui Bank, Ltd.	40,188	94,241
Fukushima Bank, Ltd.	37,000	23,280
Fukushima Industries Corp.	500	7,885
Fukuyama Transporting Company, Ltd.	20,000	111,929
Fumakilla, Ltd.	3,000	11,271
Funai Consulting Company, Ltd.	3,100	20,838
Funai Electric Company, Ltd.	3,500	46,188
Furukawa Battery Company, Ltd.	1,231	6,228
Furukawa Company, Ltd. (I)	77,000	70,284
Furukawa-Sky Aluminum Corp. (I)	16,000	41,146
Furuno Electric Company, Ltd.	500	1,962
Furusato Industries, Ltd.	400	3,715
Fuso Pharmaceutical Industries, Ltd.	11,000	34,551
Futaba Corp.	5,657	72,958
Futaba Industrial Company, Ltd. (I)	11,100	51,132
Future System Consulting Corp.	19	7,226
Fuyo General Lease Company, Ltd.	3,700	107,943
G-Tekt Corp.	700	15,944
Gakken Company, Ltd.	6,000	15,981
Gecoss Corp.	4,000	24,646
Geo Corp.	60	70,878
GLOBERIDE, Inc.	10,000	11,790
Glory, Ltd.	7,700	172,468
GMO Internet, Inc.	10,000	61,521
GMO Payment Gateway, Inc.	400	7,170
Godo Steel, Ltd.	36,000	59,250
Goldcrest Company, Ltd.	3,070	45,138
Goldwin, Inc. (L)	6,000	35,357
Gourmet Kineya Company, Ltd. (I)	1,000	6,849
GSI Creos Corp.	11,000	14,797
Gulliver International Company, Ltd.	1,300	39,159
Gun-Ei Chemical Industry Company, Ltd.	9,000	23,400
Gungho Online Entertainment, Inc. (I)	4	12,214
Gunze, Ltd.	35,000	88,779
Gurunavi, Inc.	1,100	12,175
H-One Company, Ltd.	900	8,339
Hajime Construction Company, Ltd.	1,400	42,467
Hakuto Company, Ltd.	3,000	28,494
Hakuyosha Company, Ltd.	5,000	13,264
Hamakyorex Company, Ltd.	1,300	39,131
Hanwa Company, Ltd.	38,000	128,695
Happinet Corp.	2,000	17,488
Harashin Narus Holdings Company, Ltd.	2,000	37,350

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hard Off Corporation Company, Ltd.	1,300	$8,878
Harima Chemicals, Inc.	900	4,250
Haruyama Trading Company, Ltd.	2,700	13,584
Haseko Corp. (I)	80,500	50,583
Hayashikane Sangyo Company, Ltd. (I)	4,000	3,288
Hazama Corp.	15,400	32,269
Heiwa Real Estate Company, Ltd.	32,000	74,577
Heiwado Company, Ltd.	5,500	83,387
Hi-lex Corp.	1,000	15,821
Hibiya Engineering, Ltd.	4,100	48,339
Hiday Hidaka Corp.	1,000	16,262
Higashi Nihon House Company Ltd.	8,000	32,003
Higashi-Nippon Bank, Ltd.	25,000	55,376
Higo Bank, Ltd.	29,000	169,077
Himaraya Company, Ltd.	600	4,491
Hioki Ee Corp.	1,100	18,467
Hiramatsu, Inc.	11	11,094
HIS Company, Ltd.	3,300	114,171
Hisaka Works, Ltd. (I)	4,000	28,401
Hitachi Cable, Ltd. (I)	38,000	52,718
Hitachi Koki Company, Ltd.	8,700	64,948
Hitachi Kokusai Electric, Inc.	8,000	51,543
Hitachi Medical Corp.	2,000	22,832
Hitachi Tool Engineering, Ltd.	2,500	25,787
Hitachi Zosen Corp.	123,500	138,063
Hodogaya Chemical Company, Ltd.	10,000	22,600
Hogy Medical Company, Ltd.	2,200	109,304
Hohsui Corp.	11,000	13,952
Hokkaido Gas Company, Ltd.	6,000	18,806
Hokkan Holdings, Ltd.	13,000	37,627
Hokuetsu Bank, Ltd.	24,000	45,521
Hokuetsu Paper Mills, Ltd.	22,500	106,351
Hokuriku Electric Industry Company, Ltd.	7,000	8,102
Hokuto Corp.	4,200	82,187
Honeys Company, Ltd.	2,800	39,224
Hoosiers Corp.	41	26,884
Horiba, Ltd.	3,992	118,194
Hoshizaki Electric Company, Ltd.	1,900	53,331
Hosiden Corp.	13,300	68,786
Hosokawa Micron Corp.	6,000	30,106
Howa Machinery, Ltd.	20,000	18,237
Hyakujushi Bank, Ltd.	41,000	158,362
I Metal Technology Company, Ltd.	4,000	6,879
I-Net Corp.	600	4,305
IBJ Leasing Company, Ltd.	2,900	72,527
Ichibanya Company, Ltd.	1,200	36,756
Ichigo Group Holdings Company, Ltd. (I)	20	2,274
Ichikoh Industries, Ltd. (I)	6,000	9,489
Ichinen Holdings Company, Ltd.	700	3,778
Ichiyoshi Securities Company, Ltd.	7,300	36,179
ICOM, Inc.	1,000	23,067
IDEC Corp.	4,900	42,602
Ihara Chemical Industry Company, Ltd.	7,000	34,260
Iida Home Max (I)	4,700	42,308
Iino Kaiun Kaisha, Ltd. (I)	14,600	53,463
Ikyu Corp.	35	15,708
Imasen Electric Industrial (L)	2,200	28,552
Imperial Hotel, Ltd.	2,200	67,630
Inaba Denki Sangyo Company, Ltd.	3,100	86,803
Inaba Seisakusho Company, Ltd.	1,900	24,180
Inabata & Company, Ltd.	10,000	65,836
Inageya Company, Ltd.	6,000	74,411
Ines Corp.	7,100	42,407
Infocom Corp.	4	4,457
Information Services International-Dentsu, Ltd.	2,800	25,905

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Innotech Corp.	800	$3,568
Intage, Inc.	900	19,509
Internet Initiative Japan, Inc.	15	66,625
Inui Steamship Company, Ltd. (I)	2,300	5,505
Iriso Electronics Company, Ltd.	1,100	17,695
Ise Chemical Corp.	3,000	16,540
Iseki & Company, Ltd.	29,000	71,959
Ishihara Sangyo Kaisha, Ltd. (I)	53,000	40,120
Ishii Hyoki Company, Ltd. (I)	1,000	2,476
IT Holdings Corp.	16,400	207,552
ITC Networks Corp.	4,500	34,309
Itfor, Inc.	2,000	7,275
Itochu Enex Company, Ltd.	9,000	48,230
Itochu-Shokuhin Company, Ltd.	700	26,230
Itoham Foods, Inc.	30,000	128,028
Itoki Corpitoki Corp.	7,900	47,276
Iwai Securities Company, Ltd.	1,500	5,426
Iwasaki Electric Company, Ltd. (I)	16,000	25,252
Iwatani International Corp.	30,000	104,654
Iwatsu Electric Company, Ltd. (I)	14,000	10,223
Izumi Company, Ltd.	1,900	36,869
Izumiya Company, Ltd.	12,773	61,926
Izutsuya Company, Ltd. (I)	6,000	3,701
J Trust Company, Ltd.	4,400	42,070
J-Oil Mills, Inc.	18,000	50,683
Jalux, Inc.	1,500	17,060
Jamco Corp.	3,000	15,225
Janome Sewing Machine Company, Ltd. (I)	35,000	27,424
Japan Airport Terminal Company, Ltd.	6,700	78,522
Japan Asia Investment Company, Ltd. (I)	24,000	14,809
Japan Aviation Electronics Industry, Ltd.	11,000	91,491
Japan Bridge Corp. (I)	9,700	34,271
Japan Cash Machine Company, Ltd.	1,800	15,696
Japan Digital Laboratory Company, Ltd.	4,700	50,586
Japan Drilling Company, Ltd.	700	19,899
Japan Pulp & Paper Company, Ltd.	16,000	52,854
Japan Pure Chemical Company, Ltd.	6	14,433
Japan Radio Company, Ltd. (I)	7,000	16,441
Japan Transcity Corp., Ltd.	8,000	28,453
Japan Vilene Company, Ltd.	5,000	21,523
Japan Wool Textile Company, Ltd.	13,000	93,978
Jastec Company, Ltd.	2,100	13,524
JBCC Holdings, Inc.	1,000	6,873
JCR Pharmaceuticals Company, Ltd.	200	2,473
Jeol, Ltd.	10,000	21,427
JFE Shoji Trade Corp. (I)	22,000	76,231
Jidosha Buhin Kogyo Company, Ltd.	1,000	3,764
Jin Company, Ltd.	1,000	22,731
JK Holdings Company, Ltd.	3,600	19,053
Joban Kosan Company, Ltd. (I)	8,000	9,213
Joshin Denki Company, Ltd.	7,000	79,944
JP-holdings, Inc.	1,300	14,864
JSP Corp.	2,800	40,710
Juki Corp. (L)	19,000	27,643
Juroku Bank, Ltd.	53,000	176,558
Justsystems Corp. (I)	2,400	5,771
JVC Kenwood Holdings, Ltd.	30,628	108,769
kabu.com Securities Company, Ltd.	11,400	32,849
Kabuki-Za Company, Ltd.	1,000	56,134
Kadokawa Holdings, Inc. (L)	3,100	85,246
Kaga Electronics Company, Ltd.	3,800	37,351
Kagoshima Bank, Ltd.	24,000	153,598
Kaken Pharmaceutical Company, Ltd.	11,000	157,544
Kameda Seika Company, Ltd. (L)	2,500	60,965
Kamei Corp.	5,000	48,952

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kanaden Corp.	4,000	$24,666
Kanagawa Chuo Kotsu Company, Ltd.	6,000	34,722
Kanamoto Company, Ltd.	6,000	64,944
Kandenko Company, Ltd.	19,000	92,857
Kanematsu Corp. (I)	73,000	84,504
Kanematsu Electronics, Ltd.	2,300	25,703
Kansai Urban Banking Corp.	8,000	10,067
Kanto Denka Kogyo Company, Ltd.	8,000	20,170
Kanto Natural Gas Development, Ltd.	6,000	30,817
Kappa Create Company, Ltd.	2,600	58,250
Kasai Kogyo Company, Ltd.	4,000	18,573
Kasumi Company, Ltd.	6,600	45,334
Katakura Industries Company, Ltd.	3,100	27,019
Kato Sangyo Company, Ltd.	3,600	67,810
Kato Works Company, Ltd.	14,000	44,832
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	24,955
Kawasaki Kisen Kaisha, Ltd. (I)(L)	137,000	185,460
Kawasumi Laboratories, Inc.	2,000	11,857
Kayaba Industry Company, Ltd. (L)	28,000	103,620
Keihanshin Real Estate Company, Ltd.	2,800	12,382
Keihin Company, Ltd.	10,000	11,655
Keihin Corp.	8,100	106,630
Keiyo Bank, Ltd.	30,000	136,721
Keiyo Company, Ltd. (L)	5,000	30,329
Kenedix, Inc. (I)	468	46,536
Kentucky Fried Chicken Japan, Ltd.	1,000	26,247
KEY Coffee, Inc.	2,500	48,762
Kimoto Company, Ltd.	3,400	19,644
Kimura Chemical Plants Company, Ltd.	1,900	6,479
King Jim Company, Ltd.	2,400	18,520
Kinki Nippon Tourist Company, Ltd. (I)	12,000	16,039
Kinki Sharyo Company, Ltd.	12,000	38,959
Kintetsu World Express, Inc.	2,500	78,238
Kinugawa Rubber Industrial Company, Ltd.	9,000	59,359
Kisoji Company, Ltd.	3,600	76,100
Kissei Pharmaceutical Company, Ltd.	5,100	89,007
Kita-Nippon Bank, Ltd.	1,400	40,906
Kitagawa Iron Works Company, Ltd.	18,000	30,544
Kitano Construction Corp.	8,000	18,316
Kito Corp.	13	10,493
Kitz Corp.	19,600	82,025
Kiyo Holdings, Inc.	93,395	126,876
Koa Corp.	8,000	68,333
Koatsu Gas Kogyo Company, Ltd.	5,000	30,612
Kohnan Shoji Company, Ltd. (L)	6,200	74,851
Koike Sanso Kogyo Company, Ltd.	5,000	12,598
Kojima Company, Ltd.	4,900	13,782
Kokusai Company, Ltd.	500	4,123
Kokuyo Company, Ltd.	15,373	119,119
Komaihaltec, Inc.	6,000	16,240
Komatsu Seiren Company, Ltd.	4,000	18,655
Komatsu Wall Industry Company, Ltd.	1,200	16,593
Komeri Company, Ltd.	5,700	144,166
Komori Corp.	9,724	51,289
Konaka Company, Ltd.	4,600	45,305
Kondotec, Inc.	3,200	19,170
Konishi Company, Ltd.	2,600	39,111
Kosaido Company, Ltd. (I)	2,300	8,429
Kose Corp.	4,700	109,462
Kosei Securities Company, Ltd.	10,000	9,017
Kourakuen Corp.	1,200	18,147
Krosaki Harima Corp.	9,000	24,309
Kumagai Gumi Company, Ltd. (I)	28,000	24,047
Kumiai Chemical Industry Company, Ltd.	10,000	50,759

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kura Corp.	2,000	$28,755
Kurabo Industries, Ltd.	44,000	72,786
Kureha Corp.	23,000	95,780
Kurimoto, Ltd.	24,000	80,829
Kuroda Electric Company, Ltd.	6,000	72,381
Kusuri No Aoki Company, Ltd.	500	21,989
Kyoden Company, Ltd.	7,000	11,039
Kyodo Printing Company, Ltd.	16,000	37,560
Kyodo Shiryo Company, Ltd.	18,000	22,161
Kyoei Steel, Ltd.	3,800	70,473
Kyoei Tanker Company, Ltd. (I)	5,000	11,165
Kyokuto Kaihatsu Kogyo Company, Ltd.	7,900	66,150
Kyokuto Securities Company, Ltd.	4,500	33,033
Kyokuyo Company, Ltd.	12,000	27,335
Kyorin Company, Ltd.	8,000	184,749
Kyoritsu Maintenance Company, Ltd.	1,900	42,587
Kyosan Electric Manufacturing Company, Ltd.	12,000	42,246
Kyoto Kimono Yuzen Company, Ltd.	1,700	21,454
Kyowa Exeo Corp.	14,600	157,256
Kyowa Leather Cloth Company, Ltd.	200	691
Kyudenko Corp.	9,000	45,753
Laox Company, Ltd. (I)	24,000	9,254
Lasertec Corp.	1,900	37,748
LEC, Inc.	1,000	12,990
Leopalace21 Corp. (I)(L)	21,800	71,113
Life Corp. (L)	5,400	92,924
Lintec Corp.	8,500	161,274
Look, Inc. (L)	7,000	62,430
Macnica, Inc.	2,100	43,401
Macromill, Inc.	3,400	40,425
Maeda Corp.	25,000	107,408
Maeda Road Construction Company, Ltd.	13,000	165,177
Maezawa Kasei Industries Company, Ltd.	2,000	22,767
Maezawa Kyuso Industries Company, Ltd.	1,600	23,143
Makino Milling Machine Company, Ltd.	21,575	103,293
Mamiya-Op Company, Ltd.	9,000	17,212
Mandom Corp.	2,970	78,995
Mars Engineering Corp.	1,500	36,022
Marubun Corp.	2,200	9,416
Marudai Food Company, Ltd.	17,000	61,791
Maruei Department Store Company, Ltd. (I)	7,000	7,556
Maruetsu, Inc.	7,000	24,107
Maruha Group, Inc.	64,815	112,980
Maruka Machinery Company, Ltd.	1,000	11,778
Marusan Securities Company, Ltd.	12,061	38,031
Maruwa Company, Ltd.	1,600	43,450
Maruyama Manufacturing Company, Inc.	7,000	13,614
Maruzen Showa Unyu Company, Ltd.	11,000	34,857
Matsuda Sangyo Company, Ltd.	2,220	33,622
Matsui Securities Company, Ltd. (L)	10,800	66,625
Matsumotokiyoshi Holdings Company, Ltd.	5,500	132,185
Matsuya Company, Ltd. (I)	5,600	55,016
Matsuya Foods Company, Ltd.	1,400	26,507
Max Company, Ltd.	8,000	90,832
Maxvalu Tokai Company, Ltd.	2,000	28,262
MEC Company, Ltd.	2,400	7,113
Megachips Corp.	4,000	75,504
Megane TOP Company, Ltd. (I)	5,600	64,284
Megmilk Snow Brand Company, Ltd.	8,200	141,292
Meidensha Corp.	28,086	103,120
Meiji Shipping Company, Ltd.	3,900	13,658
Meiko Electronics Company, Ltd.	1,400	9,781
Meiko Network Japan Company, Ltd.	2,100	21,301
Meisei Electric Company, Ltd.	4,000	3,784
Meisei Industrial Company, Ltd.	2,000	5,460

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Meitec Corp.	4,900	$108,870
Meito Sangyo Company, Ltd.	900	12,524
Meiwa Corp.	4,000	21,776
Meiwa Estate Company, Ltd.	3,300	14,685
Melco Holdings, Inc.	2,300	49,650
Message Company, Ltd.	20	69,009
Michinoku Bank, Ltd.	19,000	39,410
Micronics Japan Company, Ltd. (I)	600	1,835
Mikuni Coca-Cola Bottling Company, Ltd.	5,300	45,678
Mikuni Corp.	1,000	2,036
Milbon Company, Ltd.	1,800	60,831
Mimasu Semiconductor Industry Company, Ltd.	4,000	30,625
Minato Bank, Ltd.	32,000	58,328
Minebea Company, Ltd.	49,000	171,503
Ministop Company, Ltd.	3,100	51,709
Mirait Holdings Corp.	9,980	71,644
Misawa Homes Company, Ltd.	1,200	17,282
Mitani Corp.	2,700	32,290
Mito Securities Company, Ltd.	9,000	15,561
Mitsuba Corp.	6,000	37,576
Mitsubishi Kakoki Kaisha, Ltd.	11,000	18,545
Mitsubishi Paper Mills, Ltd. (I)	61,387	52,087
Mitsubishi Pencil Company, Ltd.	2,700	49,184
Mitsubishi Research Institute, Inc.	700	15,806
Mitsubishi Steel Manufacturing Company, Ltd.	35,000	68,987
Mitsuboshi Belting Company, Ltd.	9,000	54,005
Mitsui Engineering &
Shipbuilding Company, Ltd.	132,000	145,727
Mitsui High-Tec, Inc. (I)	5,400	27,171
Mitsui Home Company, Ltd.	5,000	25,167
Mitsui Knowledge Industry Company, Ltd.	104	18,078
Mitsui Matsushima Company, Ltd.	22,000	30,291
Mitsui Mining & Smelting Company, Ltd.	106,000	213,831
Mitsui Sugar Company, Ltd.	17,000	56,360
Mitsui-Soko Company, Ltd.	20,000	64,091
Mitsumi Electric Company, Ltd. (I)	21,600	125,271
Mitsumura Printing Company, Ltd.	4,000	12,369
Mitsuuroko Company, Ltd.	4,300	30,044
Miura Company, Ltd.	4,500	112,861
Miyachi Corp.	900	5,884
Miyaji Engineering Group, Inc. (I)	11,000	17,960
Miyazaki Bank, Ltd.	29,000	72,449
Miyoshi Oil & Fat Company, Ltd.	7,000	8,525
Mizuno Corp.	19,000	93,020
Mochida Pharmaceutical Company, Ltd.	11,000	133,202
Modec, Inc.	4,100	73,218
Monex Group, Inc.	409	71,873
Monotaro Company, Ltd.	2,200	47,260
Mori Seiki Company, Ltd.	17,400	112,181
Morinaga & Company, Ltd.	33,000	75,981
Morinaga Milk Industry Company, Ltd.	36,000	124,552
Morita Corp.	3,000	22,545
Mory Industries, Inc.	3,000	9,551
MOS Food Services, Inc.	4,000	80,502
Moshi Moshi Hotline, Inc.	7,500	110,979
Mr. Max Corp.	3,200	13,773
MTI, Ltd.	10	10,487
Musashi Seimitsu Industry Company, Ltd.	4,500	84,847
Musashino Bank, Ltd.	6,100	181,158
Mutoh Holdings Company, Ltd.	5,000	13,363
Mutow Company, Ltd.	4,000	14,561
NAC Company, Ltd.	700	16,816
Nachi-Fujikoshi Corp.	29,000	84,983
Nafco Company, Ltd.	100	1,753
Nagaileben Company, Ltd.	1,800	27,849

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nagano Bank, Ltd.	6,000	$11,503
Nagano Keiki Company, Ltd.	700	6,401
Nagatanien Company, Ltd.	4,000	39,897
Nakabayashi Company, Ltd.	8,000	18,450
Nakamuraya Company, Ltd.	7,000	35,355
Nakanishi, Inc.	400	42,119
Nakayama Steel Works, Ltd. (I)	11,000	5,106
Nakayamafuku Company, Ltd.	700	5,611
Namura Shipbuilding Company, Ltd.	800	2,422
Natori Company, Ltd.	600	6,512
NEC Electronics Corp. (I)	3,400	11,513
NEC Fielding, Ltd.	3,100	37,831
NEC Leasing, Ltd.	2,000	27,450
NEC Mobiling, Ltd.	1,200	47,980
NEC Networks & System Integration Corp.	4,200	74,093
NET One Systems Company, Ltd.	14,000	185,859
Neturen Company, Ltd.	5,600	35,752
Nice Holdings, Inc.	13,000	31,500
Nichi-iko Pharmaceutical Company, Ltd.	1,600	35,935
Nichia Steel Works, Ltd.	4,000	10,043
Nichias Corp.	12,000	62,158
Nichicon Corp.	11,473	88,701
Nichiden Corp.	1,100	28,148
Nichiha Corp.	3,800	45,055
Nichii Gakkan Company, Ltd.	8,500	87,541
Nichimo Company, Ltd.	7,000	14,010
NICHIREI Corp.	31,000	163,268
Nichireki Company, Ltd.	4,000	19,850
Nidec Copal Corp.	1,800	15,043
Nidec Copal Electronics Corp.	2,600	14,001
Nidec Sankyo Corp.	5,000	26,805
Nidec Tosok Corp.	2,800	21,734
Nifco, Inc.	8,204	194,126
NIFTY Corp.	9	15,737
Nihon Chouzai Company, Ltd.	540	16,774
Nihon Dempa Kogyo Company, Ltd.	2,900	33,879
Nihon Eslead Corp.	2,000	16,152
Nihon Kohden Corp.	6,600	223,853
Nihon M&A Center, Inc. (I)	2,200	61,449
Nihon Nohyaku Company, Ltd.	11,000	50,752
Nihon Parkerizing Company, Ltd.	9,000	129,508
Nihon Unisys, Ltd.	10,725	71,603
Nihon Yamamura Glass Company, Ltd.	16,000	36,875
Nikkiso Company, Ltd.	11,000	126,061
Nikko Company, Ltd.	5,000	19,260
Nippo Corp.	12,000	131,558
Nippon Beet Sugar
Manufacturing Company, Ltd.	24,000	46,968
Nippon Carbide Industries Company, Inc.	12,000	15,581
Nippon Carbon Company, Ltd.	25,000	47,157
Nippon Ceramic Company, Ltd.	2,900	39,101
Nippon Chemi-Con Corp. (I)	30,271	58,796
Nippon Chemical Industrial Company, Ltd.	17,000	22,225
Nippon Chemiphar Company, Ltd.	5,000	29,643
Nippon Coke & Engineering Company, Ltd.	47,000	57,431
Nippon Columbia Company, Ltd. (I)	29,000	8,571
Nippon Concrete Industries Company, Ltd.	4,000	11,500
Nippon Denko Company, Ltd.	23,000	62,971
Nippon Densetsu Kogyo Company, Ltd.	7,000	65,835
Nippon Denwa Shisetsu Company, Ltd.	6,000	18,512
Nippon Felt Company, Ltd.	2,700	13,883
Nippon Filcon Company, Ltd.	3,100	14,977
Nippon Fine Chemical Company, Ltd.	3,000	20,681
Nippon Flour Mills Company, Ltd.	21,000	90,821

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Formula Feed
Manufacturing Company, Ltd.	6,000	$8,544
Nippon Gas Company, Ltd.	4,800	65,276
Nippon Hume Corp.	5,000	20,947
Nippon Jogesuido Sekkei Company, Ltd.	3	3,988
Nippon Kanzai Company, Ltd.	800	15,418
Nippon Kasei Chemical Company, Ltd.	9,000	12,011
Nippon Kinzoku Company, Ltd. (I)	4,000	5,242
Nippon Kodoshi Corp.	300	3,051
Nippon Koei Company, Ltd.	15,000	50,885
Nippon Konpo Unyu Soko Company, Ltd.	11,000	142,673
Nippon Koshuha Steel Company, Ltd.	9,000	8,899
Nippon Light Metal Company, Ltd.	87,000	87,403
Nippon Metal Industry Company, Ltd. (I)	16,000	8,434
Nippon Parking Development Company, Ltd.	293	14,231
Nippon Pillar Packing Company, Ltd.	5,000	36,122
Nippon Piston Ring Company, Ltd.	13,000	22,702
Nippon Road Company, Ltd.	18,000	65,278
Nippon Seiki Company, Ltd.	8,000	81,640
Nippon Seisen Company, Ltd.	6,000	24,439
Nippon Sharyo, Ltd.	18,000	62,179
Nippon Sheet Glass Company, Ltd. (L)	156,000	110,590
Nippon Shinyaku Company, Ltd.	9,000	108,916
Nippon Signal Company, Ltd.	11,500	71,561
Nippon Soda Company, Ltd.	25,000	107,851
Nippon Steel Trading Company., Ltd.	14,000	35,012
Nippon Suisan Kaisha, Ltd.	32,965	72,576
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	59,732
Nippon System Development Company, Ltd.	8,315	76,686
Nippon Thompson Company, Ltd.	14,000	52,505
Nippon Valqua Industries, Ltd.	18,000	47,097
Nippon Yakin Kogyo Company, Ltd. (I)	34,000	31,182
Nippon Yusoki Company, Ltd.	5,000	14,244
Nipro Corp.	24,700	146,943
Nishimatsu Construction Company, Ltd.	66,000	102,583
Nishimatsuya Chain Company, Ltd.	9,600	77,519
Nishio Rent All Company, Ltd.	1,500	16,783
Nissan Shatai Company, Ltd.	13,277	149,598
Nissan Tokyo Sales Holdings Company, Ltd. (I)	5,000	23,196
Nissei Corp.	3,000	27,631
Nissei Plastic Industrial Co., Ltd.	400	1,480
Nissen Holdings Company, Ltd.	4,600	18,446
Nissha Printing Company, Ltd. (I)	6,800	65,795
Nisshin Fudosan Company, Ltd.	3,000	16,678
Nisshin Oillio Group, Ltd.	20,000	77,784
Nisshin Steel Company	122,000	116,249
Nisshinbo Holdings, Inc.	20,000	126,236
Nissin Corp.	17,000	43,513
Nissin Electric Company, Ltd.	7,000	47,356
Nissin Kogyo Company, Ltd.	6,800	92,971
Nissin Sugar Holdings Company, Ltd. (I)	300	5,795
Nissui Pharmaceutical Company, Ltd.	2,600	26,111
Nitta Corp.	4,800	77,383
Nittan Valve Company, Ltd.	4,000	13,269
Nittetsu Mining Company, Ltd.	12,000	45,499
Nitto Boseki Company, Ltd.	25,229	87,152
Nitto Kogyo Corp.	4,900	80,948
Nitto Kohki Company, Ltd.	2,200	51,103
Nitto Seiko Company, Ltd.	4,000	11,479
Nittoc Construction Company, Ltd.	18,000	16,924
Nittoku Engineering Company, Ltd.	1,700	20,875
Noevir Holdings Company, Ltd.	3,400	49,232
NOF Corp.	29,000	138,301
Nohmi Bosai, Ltd.	5,000	32,052

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nomura Company, Ltd.	8,000	$25,101
Noritake Company, Ltd.	18,000	46,154
Noritsu Koki Company, Ltd.	2,000	8,782
Noritz Corp.	5,100	91,007
NS Solutions Corp.	3,000	58,443
Nuflare Technology, Inc.	5	41,984
Obara Group, Inc.	2,400	29,743
Obayashi Road Corp.	4,000	9,603
OBIC Business Consultants, Ltd.	800	43,981
Oenon Holdings, Inc.	10,000	25,088
Ogaki Kyoritsu Bank, Ltd.	49,000	171,524
Ohara, Inc.	2,000	16,945
Ohsho Food Service Corp.	400	10,176
Oiles Corp.	4,427	89,159
Oita Bank, Ltd.	30,000	94,550
Okabe Company, Ltd.	7,900	48,390
Okamoto Industries, Inc.	16,000	65,511
Okamura Corp.	11,000	89,482
Okasan Holdings, Inc.	33,000	112,504
OKI Electric Industry Company, Ltd. (I)	101,000	118,384
Okinawa Cellular Telephone Company	11	24,795
Okinawa Electric Power Company, Inc.	3,700	120,060
OKK Corp. (I)	10,000	11,823
OKUMA Corp.	23,382	140,187
Okumura Corp.	29,000	91,176
Okura Industrial Company, Ltd.	8,000	17,939
Okuwa Company, Ltd.	4,000	51,915
Olympic Corp.	1,000	10,483
ONO Sokki Company, Ltd.	4,000	17,282
Onoken Company, Ltd.	2,000	16,206
Onward Kashiyama Company, Ltd.	26,000	195,775
Optex Company, Ltd.	1,500	16,837
Organo Corp.	8,000	48,908
Origin Electric Company, Ltd.	7,000	23,737
Osaka Organic Chemical Industry, Ltd.	3,200	15,202
Osaka Steel Company, Ltd.	2,500	44,793
Osaki Electric Company, Ltd.	5,000	31,925
OSG Corp.	10,400	148,671
Oyo Corp.	4,100	45,860
Pacific Industrial Company, Ltd.	7,100	40,990
Pacific Metals Company, Ltd.	29,000	93,567
Pal Company, Ltd.	950	56,895
Paltac Corp.	4,600	65,616
PanaHome Corp.	15,000	86,282
Panasonic Electric Works Information
Systems Company, Ltd.	500	12,294
Panasonic Electric Works SUNX Company, Ltd.	6,100	27,432
Paramount Bed Holdings Company, Ltd.	2,500	77,089
Parco Company, Ltd. (L)	7,300	80,217
Paris Miki, Inc.	4,800	28,625
Pasco Corp.	4,000	11,860
Pasona Group, Inc.	31	20,436
Penta-Ocean Construction Company, Ltd. (L)	57,000	133,475
PIA Corp.	1,300	16,372
Pigeon Corp.	2,931	138,178
Pilot Corp.	24	43,904
Piolax, Inc.	1,800	40,757
Pioneer Corp. (I)(L)	45,300	120,852
Plenus Company, Ltd.	3,400	60,073
Point, Inc.	2,780	99,770
Press Kogyo Company, Ltd.	19,000	76,426
Pressance Corp.	1,000	16,047
Prima Meat Packers, Ltd.	25,000	46,430
Pronexus, Inc.	3,500	21,150
Proto Corp.	800	24,370

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
PS Mitsubishi Construction Company, Ltd.	4,200	$17,854
Raito Kogyo Company, Ltd.	11,000	44,410
Rasa Industries, Ltd. (I)	10,000	9,128
Relo Holdings, Inc.	1,100	36,750
Renown, Inc. (I)	10,500	17,876
Resorttrust, Inc.	5,800	109,406
Rhythm Watch Company, Ltd.	29,000	63,730
Ricoh Leasing Company, Ltd.	3,200	74,104
Right On Company, Ltd.	3,900	34,637
Riken Corp.	21,000	81,785
Riken Keiki Company, Ltd.	2,500	16,142
Riken Technos Corp.	8,000	22,383
Riken Vitamin Company, Ltd.	2,000	56,057
Ringer Hut Company, Ltd. (L)	2,800	37,130
Riso Kagaku Corp.	3,200	55,389
Riso Kyoiku Company, Ltd. (I)	338	25,789
Rock Field Company, Ltd.	2,000	38,703
Rohto Pharmaceutical Company, Ltd.	4,000	58,147
Roland Corp.	2,500	18,747
Roland D.G. Corp.	1,700	19,833
Round One Corp.	15,800	77,052
Royal Holdings Company, Ltd.	5,200	62,365
Ryobi, Ltd.	25,000	59,310
Ryoden Trading Company, Ltd.	6,000	36,305
Ryohin Keikaku Company, Ltd. (L)	3,500	215,610
Ryosan Company, Ltd.	6,729	123,587
Ryoshoku, Ltd.	1,700	41,469
Ryoyo Electro Corp.	3,200	31,418
S Foods, Inc.	1,500	13,181
Sagami Chain Company, Ltd. (I)	3,000	25,572
Saibu Gas Company, Ltd.	55,000	152,921
Saizeriya Company, Ltd.	4,800	73,708
Sakai Chemical Industry Company, Ltd.	21,000	59,203
Sakai Heavy Industries, Ltd.	6,000	19,996
Sakai Ovex Company, Ltd.	5,000	7,897
Sakata INX Corp.	5,000	23,747
Sakata Seed Corp.	5,400	70,553
Sala Corp.	4,500	31,159
San Holdings, Inc.	200	3,589
San-A Company, Ltd.	1,400	54,701
San-Ai Oil Company, Ltd.	11,000	48,656
Sanden Corp.	28,000	81,544
Sangetsu Company, Ltd.	5,600	145,597
Sanix, Inc. (I)	7,100	25,275
Sanken Electric Company, Ltd.	18,437	56,116
Sanki Engineering Company, Ltd.	11,000	54,738
Sanko Marketing Foods Company, Ltd.	5	5,809
Sanko Metal Industrial Company, Ltd.	6,000	16,723
Sankyo Seiko Company, Ltd.	7,700	25,484
Sankyo-Tateyama Holdings, Inc.	32,000	64,504
Sankyu, Inc.	47,000	176,937
Sanoh Industrial Company, Ltd.	4,600	34,413
Sanshin Electronics Company, Ltd.	6,000	42,983
Sanwa Shutter Corp.	38,124	159,608
Sanyo Chemical Industries, Ltd.	10,000	56,063
Sanyo Denki Company, Ltd.	7,000	35,977
Sanyo Housing Nagoya Company, Ltd.	10	9,906
Sanyo Shokai, Ltd.	25,000	76,535
Sanyo Special Steel Company, Ltd.	24,648	82,423
Sapporo Hokuyo Holdings, Inc.	2,100	5,398
Sapporo Holdings, Ltd.	56,000	160,137
Sasebo Heavy Industries Company, Ltd.	24,000	20,362
Sato Corp.	3,700	56,224
Satori Electric Company, Ltd.	2,400	12,437
Sawada Holdings Company, Ltd. (I)	800	4,049

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sawai Pharmaceutical Company, Ltd.	1,600	$186,826
Saxa Holdings, Inc.	9,000	14,655
SCSK Corp.	7,208	113,968
Seibu Electric Industry Company, Ltd.	3,000	13,449
Seika Corp.	11,000	31,925
Seikagaku Corp.	5,700	65,242
Seikitokyu Kogyo Company, Ltd. (I)	21,000	13,753
Seiko Holdings Corp. (I)	19,000	52,704
Seino Holdings Company, Ltd.	24,000	150,676
Seiren Company, Ltd.	9,100	62,822
Sekisui Jushi Corp.	6,000	61,436
Sekisui Plastics Company, Ltd.	7,000	17,947
Senko Company, Ltd. (L)	16,000	68,242
Senshu Electric Company, Ltd.	1,500	18,699
Senshukai Company, Ltd.	6,700	42,479
Septeni Holdings Company, Ltd.	2	1,645
Seria Company, Ltd.	2,100	32,888
Shibaura Electronics Company, Ltd.	200	2,575
Shibaura Mechatronics Corp. (I)	5,000	8,492
Shibusawa Warehouse Company, Ltd.	7,000	19,569
Shibuya Kogyo Company, Ltd.	3,300	37,901
Shidax Corp.	400	1,791
Shikibo, Ltd.	26,000	29,322
Shikoku Bank, Ltd.	35,000	86,756
Shikoku Chemicals Corp.	6,000	36,200
Shima Seiki Manufacturing, Ltd.	5,100	69,682
Shimachu Company, Ltd.	8,500	176,288
Shimizu Bank, Ltd.	1,500	47,117
Shimojima Company, Ltd.	1,600	20,724
Shin Nippon Air Technologies Company, Ltd.	3,100	17,084
Shin-Etsu Polymer Company, Ltd.	6,300	25,152
Shin-Keisei Electric Railway Company, Ltd.	4,000	17,985
Shinagawa Refractories Company, Ltd.	7,000	14,465
Shindengen Electric
Manufacturing Company, Ltd.	12,000	29,176
Shinkawa, Ltd.	1,700	7,941
Shinko Electric Company, Ltd.	14,000	26,297
Shinko Electric Industries Company, Ltd.	15,700	103,943
Shinko Plantech Company, Ltd.	7,200	60,133
Shinko Shoji Company, Ltd.	3,800	34,391
Shinmaywa Industries, Ltd.	18,000	88,604
Shinnihon Corp.	8,000	18,027
Shinsho Corp.	7,000	14,006
Shinwa Company, Ltd.	600	7,059
Shinwa Kaiun Kaisha, Ltd. (I)	24,000	27,168
Ship Healthcare Holdings, Inc.	4,500	131,382
Shiroki Corp.	17,000	41,285
Shizuki Electric Company, Inc.	3,000	13,248
Shizuoka Gas Company, Ltd.	10,500	72,990
SHO-BOND Holdings Company, Ltd.	3,600	121,156
Shobunsha Publications, Inc.	2,400	16,550
Shochiku Company, Ltd. (L)	15,000	146,248
Shoei Foods Corp.	900	6,834
Shofu, Inc.	2,200	23,953
Shoko Company, Ltd.	11,000	16,215
Showa Aircraft Industry Company, Ltd.	3,000	15,582
Showa Corp.	11,400	98,998
Showa Sangyo Company, Ltd.	13,000	43,396
Siix Corp.	2,100	28,315
Simplex Technology, Inc.	54	19,244
Sinanen Company, Ltd.	10,000	42,682
Sintokogio, Ltd.	10,200	80,947
SKY Perfect JSAT Holdings, Inc.	279	124,951
SMK Corp.	11,000	29,081
SNT Corp.	3,200	13,265

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
So-net Entertainment Corp.	21	$152,433
Sodick Company Ltd.	10,100	45,272
Sogo Medical Company, Ltd.	900	33,141
Sohgo Security Services Company, Ltd.	12,500	184,790
Space Company, Ltd.	2,700	17,738
Sparx Group Company, Ltd. (I)	13	853
SPK Corp.	300	5,177
SRA Holdings	1,100	12,627
ST Corp.	1,600	18,729
St. Marc Holdings Company, Ltd.	1,300	48,127
Star Micronics Company, Ltd.	7,900	77,184
Starbucks Coffee Japan, Ltd.	18	12,050
Starzen Company, Ltd.	9,000	26,241
Stella Chemifa Corp.	1,700	31,227
Studio Alice Company, Ltd.	1,800	29,629
Sugimoto & Company, Ltd.	300	2,927
Sumida Corp.	2,600	12,991
Sumikin Bussan Corp.	21,000	51,394
Suminoe Textile Company, Ltd.	12,000	23,362
Sumiseki Holdings, Inc. (I)	9,800	8,561
Sumitomo Bakelite Company, Ltd.	39,000	156,297
Sumitomo Densetsu Company, Ltd.	4,300	30,325
Sumitomo Forestry Company, Ltd.	1,700	14,145
Sumitomo Light Metal Industries, Ltd.	83,000	73,515
Sumitomo Mitsui Company, Ltd. (I)	42,900	26,520
Sumitomo Osaka Cement Company, Ltd.	70,000	228,803
Sumitomo Pipe & Tube Company, Ltd.	4,100	33,396
Sumitomo Precision Products Company, Ltd.	9,000	39,872
Sumitomo Real Estate Sales Company, Ltd.	1,690	82,328
Sumitomo Seika Chemicals Company, Ltd.	10,000	35,928
Sumitomo Titanium Corp.	3,200	73,972
Sumitomo Warehouse Company, Ltd.	27,952	123,494
Sun-wa Technos Corp.	400	3,431
SWCC Showa Holdings Company, Ltd.	57,000	43,882
SxL Corp. (I)(L)	18,000	33,193
Systena Corp.	49	39,551
T Rad Company, Ltd.	11,000	30,431
T. Hasegawa Company, Ltd.	4,000	48,957
Tachi-S Company, Ltd.	3,600	68,336
Tachibana Eletech Company, Ltd.	1,700	14,499
Tact Home Company, Ltd.	17	17,966
Tadano, Ltd.	20,000	139,444
Taihei Dengyo Kaisha, Ltd.	7,000	44,824
Taihei Kogyo Company, Ltd.	11,000	43,477
Taiheiyo Kouhatsu, Inc.	8,000	7,289
Taiho Kogyo Company, Ltd.	2,900	30,232
Taikisha, Ltd.	5,800	132,823
Taiko Bank, Ltd.	2,000	5,440
Taiko Pharmaceutical Company, Ltd.	1,000	9,000
Taisei Lamick Company, Ltd.	700	20,399
Taiyo Holdings Company, Ltd.	2,800	77,244
Taiyo Yuden Company, Ltd. (L)	20,200	176,677
Takamatsu Corp.	2,700	51,543
Takano Company, Ltd.	2,000	10,412
Takaoka Electric Manufacturing Company, Ltd.	8,000	14,405
Takara Holdings, Inc.	26,000	185,642
Takara Leben Company, Ltd.	4,800	44,484
Takara Standard Company, Ltd.	17,000	128,396
Takasago International Corp.	15,000	73,022
Takasago Thermal Engineering Company, Ltd.	11,300	87,563
Takashima & Company, Ltd.	6,000	23,161
Take and Give Needs Company, Ltd.	106	8,942
Takeuchi Manufacturing Company, Ltd.	1,200	9,264
Takihyo Company, Ltd.	4,000	23,548
Takiron Company, Ltd.	8,000	29,302

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takisawa Machine Tool Company, Ltd.	12,000	$15,553
Takuma Company, Ltd.	13,000	62,015
Tamron Company, Ltd.	2,200	73,251
Tamura Corp.	16,000	37,367
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	61,280
Tayca Corp.	3,000	8,848
TBK Company, Ltd.	3,000	14,674
Teac Corp. (I)	35,000	11,660
Tecmo Koei Holdings Company, Ltd.	5,200	42,095
Teikoku Electric Manufacturing Company, Ltd.	1,400	22,079
Teikoku Piston Ring Company, Ltd.	3,500	44,485
Teikoku Sen-I Company, Ltd.	4,000	30,887
Teikoku Tsushin Kogyo Company, Ltd.	6,000	10,010
Tekken Corp.	23,000	29,064
Telepark Corp.	28	52,975
Temp Holdings Company, Ltd. (L)	2,600	31,317
Tenma Corp.	2,100	23,157
The 77th Bank, Ltd.	15,000	57,430
The Chiba Kogyo Bank, Ltd. (I)	3,800	20,999
The Daiei, Inc. (I)	24,700	54,705
The Hokkoku Bank, Ltd.	51,000	195,311
The Hyakugo Bank, Ltd.	42,000	185,059
The Mie Bank, Ltd.	17,000	37,917
The Nanto Bank, Ltd.	8,000	37,064
The Pack Corp.	2,500	44,008
The San-in Godo Bank, Ltd.	31,000	223,765
The Yachiyo Bank, Ltd.	800	15,296
Tigers Polymer Corp.	2,000	8,040
Titan Kogyo KK	2,000	6,243
TKC Corp.	3,200	65,552
TOA Corp.	41,000	65,284
TOA Corp.	1,000	7,384
TOA Oil Company, Ltd.	14,000	15,764
TOA Road Corp.	7,000	16,787
Toabo Corp.	9,000	5,890
Toagosei Company, Ltd.	37,000	137,257
Tobishima Corp. (I)	28,000	27,311
Tobu Store Company, Ltd.	8,000	26,449
TOC Company, Ltd.	11,400	58,603
Tocalo Company, Ltd.	3,100	44,103
Tochigi Bank, Ltd.	25,000	87,752
Toda Corp.	45,000	132,180
Toda Kogyo Corp.	5,000	19,992
Toei Animation Company, Ltd.	100	2,174
Toei Company, Ltd.	13,000	62,801
Toenec Corp.	6,000	33,964
Toho Bank, Ltd.	36,000	114,980
Toho Company, Ltd.	6,000	23,382
Toho Holdings Company, Ltd.	7,300	131,343
Toho Real Estate Company, Ltd.	2,700	14,372
Toho Titanium Company, Ltd.	5,500	54,435
Toho Zinc Company, Ltd.	29,000	98,808
Tohoku Bank, Ltd.	20,000	29,462
Tohto Suisan Company, Ltd.	5,000	7,618
Tokai Carbon Company, Ltd.	38,000	120,052
Tokai Corp.	1,400	34,966
Tokai Holdings Corp.	7,800	36,136
Tokai Lease Company, Ltd.	3,000	6,605
Tokai Rika Company, Ltd.	1,500	22,560
Tokai Rubber Industries, Ltd.	7,400	79,294
Tokai Tokyo Securities Company, Ltd.	40,966	132,901
Token Corp. (I)	1,500	63,189
Tokimec, Inc.	10,000	16,328
Toko Electric Corp.	6,000	20,960
Toko, Inc. (I)	16,000	43,934

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokushu Tokai Holdings Company, Ltd.	18,000	$46,895
Tokuyama Corp. (L)	66,000	140,060
Tokyo Derica Company, Ltd.	900	10,860
Tokyo Dome Corp. (I)	33,000	102,607
Tokyo Electron Device, Ltd.	8	14,109
Tokyo Energy & Systems, Inc.	4,000	18,698
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	5,505
Tokyo Ohka Kogyo Company, Ltd.	7,200	162,063
Tokyo Rakutenchi Company, Ltd.	6,000	22,396
Tokyo Rope Manufacturing Company, Ltd. (I)	27,000	35,107
Tokyo Sangyo Company, Ltd.	3,500	11,686
Tokyo Seimitsu Company, Ltd.	6,500	94,595
Tokyo Steel Manufacturing Company, Ltd.	23,200	76,141
Tokyo Tatemono Company, Ltd. (I)	36,000	120,202
Tokyo Tekko Company, Ltd.	7,000	20,926
Tokyo Theatres Company, Inc.	12,000	16,149
Tokyo Tomin Bank, Ltd.	5,800	55,874
Tokyotokeiba Company, Ltd.	27,000	38,020
Tokyu Community Corp.	1,300	46,152
Tokyu Construction Company, Ltd.	13,580	26,810
Tokyu Livable, Inc.	3,000	36,680
Tokyu Recreation Company, Ltd.	4,000	22,837
Toli Corp.	7,000	13,355
Tomato Bank, Ltd.	10,000	17,686
Tomen Electronics Corp.	1,800	22,546
Tomoe Corp.	4,400	15,335
Tomoe Engineering Company, Ltd.	1,500	27,474
Tomoku Company, Ltd.	11,000	29,171
TOMONY Holdings, Inc.	25,700	106,864
Tomy Company, Ltd.	8,200	46,766
Tonami Holdings Company, Ltd.	4,000	9,061
Topcon Corp. (L)	9,400	56,937
Toppan Forms Company, Ltd.	8,600	79,511
Topre Corp.	8,000	70,209
Topy Industries, Ltd.	38,000	93,272
Toridoll Corp.	4,000	66,538
Torigoe Company, Ltd.	2,300	17,660
Torii Pharmaceutical Company, Ltd.	1,700	37,571
Torishima Pump Manufacturing Company, Ltd.	3,300	27,819
Tosei Corp.	54	18,759
Toshiba Machine Company, Ltd.	23,000	91,711
Toshiba Plant Systems & Services Corp.	7,000	83,496
Toshiba TEC Corp.	30,000	122,599
Tosho Printing Company, Ltd.	3,000	4,763
Totetsu Kogyo Company, Ltd.	5,700	67,325
Tottori Bank, Ltd.	11,000	21,715
Touei Housing Corp.	2,500	25,529
Towa Bank, Ltd.	53,000	51,939
Towa Corp.	3,600	20,683
Towa Pharmaceutical Company, Ltd.	1,700	109,766
Toyo Construction Company, Ltd.	47,000	31,579
Toyo Corp.	5,300	59,263
Toyo Electric Manufacturing Company, Ltd.	6,000	18,732
Toyo Engineering Corp.	23,000	90,999
Toyo Ink Manufacturing Company, Ltd.	41,000	148,520
Toyo Kanetsu KK	24,000	50,888
Toyo Kohan Company, Ltd.	9,000	26,730
Toyo Securities Company, Ltd.	15,000	24,426
Toyo Tanso Company, Ltd.	1,700	43,246
Toyo Tire & Rubber Company, Ltd.	39,000	106,464
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,704
Toyobo Company, Ltd.	136,064	146,371
Trancom Company, Ltd.	700	13,955
Transcosmos, Inc.	3,700	46,664
Trusco Nakayama Corp.	4,000	73,996

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TS Tech Company, Ltd.	8,700	$158,031
Tsi Holdings Company, Ltd.	15,805	101,073
Tsubakimoto Chain Company, Ltd.	21,000	124,968
Tsudakoma Corp. (I)	9,000	14,936
Tsugami Corp. (L)	13,000	99,160
Tsukishima Kikai Company, Ltd.	4,000	33,339
Tsukuba Bank, Ltd.	11,700	38,960
Tsukui Corp. (L)	1,400	24,957
Tsuruha Holdings, Inc.	2,400	156,565
Tsurumi Manufacturing Company, Ltd.	3,000	23,086
Tsutsumi Jewelry Company, Ltd.	900	23,066
TV Asahi Corp.	4	5,613
TV Tokyo Holdings Corp.	800	9,303
U-Shin, Ltd.	6,300	34,722
Ube Material Industries, Ltd.	9,000	20,537
Uchida Yoko Company, Ltd.	11,000	28,587
UKC Holdings Corp.	200	2,512
ULVAC, Inc. (I)(L)	9,300	75,306
Umenohana Company, Ltd.	2	4,630
Uniden Corp.	7,000	15,484
Union Tool Company, Ltd.	2,400	34,685
Unipres Corp.	5,200	143,766
United Arrows, Ltd.	3,000	87,410
Unitika, Ltd. (I)	83,000	41,438
Usen Corp. (I)	11,440	9,562
Utoc Corp.	4,300	11,561
V Technology Company, Ltd.	9	20,292
Valor Company, Ltd.	5,600	98,059
Village Vanguard Company, Ltd.	5	4,462
Vital KSK Holdings, Inc.	7,700	75,414
VT Holdings Company, Ltd.	3,100	25,893
Wacom Company, Ltd.	61	137,947
Wakachiku Construction Company, Ltd. (I)	23,000	22,538
Wakita & Company, Ltd.	7,000	49,297
Warabeya Nichiyo Company, Ltd.	2,800	48,782
Watabe Wedding Corp.	800	7,161
WATAMI Company, Ltd.	3,600	80,402
Weathernews, Inc.	1,400	54,309
Welcia Holdings Company, Ltd.	1,200	40,572
Wellnet Corp.	100	877
West Holdings Corp.	1,100	19,762
Wood One Company, Ltd.	2,000	6,252
Wowow, Inc.	3	7,190
Xebio Company, Ltd.	4,700	99,353
Y A C Company, Ltd.	900	5,838
Yahagi Construction Company, Ltd.	4,400	18,836
Yaizu Suisankagaku Industry Company, Ltd.	1,700	16,371
Yamabiko Corp.	700	7,984
Yamagata Bank, Ltd.	29,000	124,170
Yamanashi Chuo Bank, Ltd.	30,255	129,585
Yamatane Corp.	27,000	37,405
Yamaya Corp.	1,000	13,718
Yamazawa Company, Ltd.	100	1,898
Yamazen Corp.	8,500	56,311
Yaoko Company, Ltd.	1,100	41,559
Yasuda Warehouse Company, Ltd.	2,600	16,893
Yellow Hat, Ltd.	3,100	48,777
Yodogawa Steel Works, Ltd.	24,825	86,059
Yokogawa Bridge Corp.	6,000	43,244
Yokohama Reito Company, Ltd.	8,800	70,128
Yokowo Company, Ltd.	2,800	14,304
Yomeishu Seizo Company, Ltd.	3,000	26,658
Yomiuri Land Company, Ltd. (I)	5,000	16,447
Yondenko Corp.	1,000	4,052
Yonekyu Corp.	3,400	30,268

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yorozu Corp.	3,300	$53,158
Yoshinoya D&C Company, Ltd.	76	98,690
Yuasa Funashoku Company, Ltd.	4,000	9,469
Yuasa Trading Company, Ltd.	28,000	48,942
Yuken Kogyo Company, Ltd.	2,000	3,665
Yukiguni Maitake Company, Ltd.	600	2,105
Yurtec Corp.	8,000	25,531
Yusen Logistics Company, Ltd.	4,000	41,401
Yushin Precision Equipment Company, Ltd.	1,900	34,443
Yushiro Chemical Industry Company, Ltd.	1,500	14,557
Zappallas, Inc.	8	7,160
Zenrin Company, Ltd.	5,200	58,868
Zensho Company, Ltd. (L)	11,700	151,148
Zeria Pharmaceutical Company, Ltd.	4,000	67,280
Zojirushi Corp.	1,000	3,684
Zuken, Inc.	2,300	15,469

		60,220,166
Jersey, C.I. - 0.2%
Atrium European Real Estate, Ltd.	29,543	144,901
Centamin PLC (I)	123,822	156,452
Heritage Oil, Ltd. (I)	33,279	102,177

		403,530
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	198	6,324
Verwaltungs & Privat Bank AG	503	37,390

		43,714
Luxembourg - 0.3%
APERAM	13,770	179,626
Elcoteq SE (I)	353	102
GAGFAH SA (I)	7,615	82,329
Oriflame Cosmetics SA SDR	8,486	296,008
Regus PLC	114,263	188,771

		746,836
Malta - 0.1%
Angler Gaming PLC (I)	5,343	1,226
Unibet Group PLC	6,692	170,096

		171,322
Mauritius - 0.0%
Essar Energy PLC (I)	21,434	34,068
Monaco - 0.0%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	37,444
Netherlands - 2.0%
Aalberts Industries NV	21,272	363,363
Accell Group	2,990	50,999
AMG Advanced Metallurgical Group NV (I)(L)	7,469	55,323
Amsterdam Commodities NV	3,253	49,956
Arcadis NV (L)	9,925	207,046
ASM International NV	9,233	324,701
BE Semiconductor Industries NV	9,793	73,658
Beter Bed Holding NV	3,373	60,512
BinckBank NV	9,514	67,329
Brunel International NV	2,644	115,213
CSM NV	17,146	288,541
Delta Lloyd NV	17,819	244,630
DOCdata NV	350	5,500
Dockwise, Ltd. (I)	738	12,478
Exact Holdings NV	3,073	65,906
Funcom NV (I)	5,315	2,004
Grontmij (I)(L)	8,838	26,674
Heijmans NV	2,468	21,146

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Hunter Douglas NV	368 $	13,463
Kardan NV (I)	3,426	2,322
KAS Bank NV	2,111	19,027
Kendrion NV	1,687	32,676
Koninklijke BAM Groep NV	50,537	143,895
Koninklijke Ten Cate NV	7,587	181,516
Koninklijke Wessanen NV	16,397	43,214
LBI International NV (I)(L)	22,262	78,321
Macintosh Retail Group NV	3,311	37,471
Mediq NV	12,825	151,161
Nederlandsche Apparatenfabriek (NEDAP) NV	758	25,744
Nutreco Holding NV	7,068	515,988
Ordina NV (I)	12,418	16,072
PostNL NV	95,659	342,357
Royal Imtech NV	14,706	379,386
SBM Offshore NV (I)	13,516	190,479
Sligro Food Group NV	4,162	100,998
SNS REAAL NV (I)(L)	28,136	40,262
Telegraaf Media Groep NV (L)	2,755	25,603
TKH Group NV	7,266	148,300
TomTom NV (I)(L)	26,685	116,844
Unit 4 Agresso NV	6,458	159,887
USG People NV	21,764	159,488

		4,959,453
New Zealand - 0.9%
Air New Zealand, Ltd.	36,769	32,204
Chorus, Ltd.	40,854	110,852
Ebos Group, Ltd.	6,812	44,885
Fisher & Paykel Appliances Holdings, Ltd. (I)	69,840	40,138
Fisher & Paykel Healthcare Corp.	99,928	172,781
Freightways, Ltd.	27,716	89,156
Hallenstein Glasson Holdings, Ltd.	6,230	22,624
Infratil, Ltd.	111,284	186,843
Mainfreight, Ltd.	9,676	75,076
Michael Hill International, Ltd.	8,000	7,009
New Zealand Exchange, Ltd.	38,621	33,176
New Zealand Oil & Gas, Ltd.	46,223	31,215
New Zealand Refining Company, Ltd.	20,150	45,390
Nuplex Industries, Ltd.	25,649	60,817
PGG Wrightson, Ltd. (I)	18,780	5,433
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	153,879
Pumpkin Patch, Ltd. (I)	30,500	26,956
Rakon, Ltd. (I)	10,503	3,716
Restaurant Brands New Zealand Ltd.	14,973	27,062
Ryman Healthcare, Ltd.	61,053	187,449
Sanford, Ltd.	6,681	20,955
Sky Network Television, Ltd.	36,291	147,627
SKYCITY Entertainment Group, Ltd.	119,779	365,130
Steel & Tube Holdings, Ltd.	7,400	13,439
Tower, Ltd.	43,309	64,069
TrustPower, Ltd.	4,918	31,034
Vector, Ltd.	53,828	116,841
Warehouse Group, Ltd.	16,872	37,996
Xero, Ltd. (I)	5,591	21,527

		2,175,279
Norway - 1.1%
ABG Sundal Collier Holding ASA	54,697	37,646
Acta Holding ASA (I)	30,000	7,913
AF Gruppen ASA	119	1,175
Algeta ASA (I)	4,289	109,431
Atea ASA	13,004	121,129
Austevoll Seafood ASA	9,106	38,961

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Bonheur ASA	1,244	$24,991
BW Offshore, Ltd.	58,362	42,682
BWG Homes ASA (I)	16,814	34,516
Cermaq ASA (I)	10,587	141,552
Clavis Pharma ASA (I)	4,727	51,373
Det Norske Oljeselskap ASA (I)	543	8,754
DNO International ASA (I)	120,482	178,597
DOF ASA (I)	9,380	43,525
Eitzen Chemical ASA (I)	8,000	83
Ekornes ASA	3,853	56,503
Electromagnetic GeoServices ASA (I)	25,871	69,167
Eltek ASA (I)	32,294	20,621
Evry ASA	10,907	18,255
Farstad Shipping ASA	4,400	105,515
Ganger Rolf ASA	2,018	37,921
Hurtigruten ASA (I)	11,189	6,370
Kongsberg Automotive Holding ASA (I)(L)	126,594	32,087
Kvaerner ASA	35,560	87,445
Leroy Seafood Group ASA	3,510	69,912
Morpol ASA (I)	6,807	9,397
Nordic Semiconductor ASA (I)(L)	28,917	78,789
Norske Skogindustrier ASA (I)(L)	24,491	20,473
Norwegian Air Shuttle ASA (I)	5,230	97,386
Norwegian Energy Company AS (I)	47,361	42,519
Odfjell ASA (I)	6,307	27,176
Opera Software ASA	12,248	74,379
Panoro Energy ASA (I)	4,287	2,774
PhotoCure ASA (I)	1,408	8,963
Pronova Biopharma AS	29,375	49,190
Q-Free ASA (I)	7,500	22,628
Renewable Energy Corp. ASA (I)	20,522	6,136
Salmar ASA (I)	2,648	16,520
Scana Industrier ASA (I)	26,408	7,240
Sevan Marine ASA (I)	1,456	4,270
Siem Offshore, Inc. (I)	20,762	27,932
Solstad Offshore ASA	3,000	43,995
SpareBank 1 SR Bank ASA	2,001	12,181
Sparebanken Midt-Norge ASA (L)	17,846	104,333
STX OSV Holdings, Ltd.	110,000	134,463
Tomra Systems ASA	27,464	236,431
TTS Group ASA (I)	6,770	17,284
Veidekke ASA	14,364	108,294
Wilh Wilhelmsen Holding ASA	1,683	13,007
Wilh Wilhelmsen Holding ASA, Class A	4,200	111,924

		2,623,808
Peru - 0.0%
Copeinca ASA	9,320	69,422
Portugal - 0.4%
Altri SGPS SA	26,058	39,366
Banco BPI SA (I)	70,229	51,930
Banco Comercial Portugues SA (I)(L)	294,819	32,183
Banco Espirito Santo SA (I)(L)	287,235	199,737
BANIF SGPS SA (I)	4,673	881
Impresa SGPS SA (I)	13,622	5,311
Investimentos Participacoes e Gestao SA (I)	31,635	5,563
Mota Engil SGPS SA	9,080	12,326
Novabase SGPS SA	2,054	4,857
Portucel - Empresa Produtora de Pasta
e Papel SA	36,985	98,450
Redes Energeticas Nacionais SA	29,030	73,622
Semapa-Sociedade de Investimento & Gestao	13,945	96,452
Sonae (L)	174,227	110,130
Sonae Industria SGPS SA (I)	4,886	3,367
Sonaecom - SGPS SA	16,692	26,063

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal (continued)
Teixeira Duarte SA (I)	37,298	$10,308
Zon Multimedia SA	37,568	104,619

		875,165
Russia - 0.0%
Alliance Oil Company, Ltd., ADR (I)	4,538	34,800
Exillon Energy PLC (I)	781	1,691

		36,491
Singapore - 1.8%
Amtek Engineering, Ltd.	52,000	24,856
Ausgroup, Ltd.	80,000	25,076
Baker Technology, Ltd.	101,000	26,785
Banyan Tree Holdings, Ltd. (I)	78,000	35,054
Biosensors International Group, Ltd. (I)	182,000	180,621
Bonvests Holdings, Ltd.	36,400	28,338
Boustead Singapore, Ltd.	59,000	45,995
Broadway Industrial Group, Ltd.	18,000	5,062
Bukit Sembawang Estates, Ltd.	20,000	77,856
Cape PLC	20,985	80,668
Cerebos Pacific, Ltd.	18,000	94,639
CH Offshore, Ltd.	50,000	17,676
China Aviation Oil Singapore Corp., Ltd.	60,000	46,261
China Merchants Holdings Pacific, Ltd.	41,000	24,059
Chip Eng Seng Corp., Ltd.	63,000	22,515
Chuan Hup Holdings, Ltd.	78,000	15,344
Cosco Corp. Singapore, Ltd. (L)	199,000	155,216
Creative Technology, Ltd.	7,050	18,240
CSE Global, Ltd.	90,000	60,043
CWT, Ltd.	31,000	30,752
Dyna-Mac Holdings, Ltd.	25,000	10,155
Ezion Holdings, Ltd.	120,000	101,853
Ezra Holdings, Ltd. (I)	146,800	126,865
Falcon Energy Group, Ltd. (I)	32,000	5,532
First Resources, Ltd.	8,000	13,366
FJ Benjamin Holdings, Ltd.	5,000	1,323
Food Empire Holdings, Ltd.	43,800	14,758
Fragrance Group, Ltd.	100,000	43,773
Freight Links Express Holdings, Ltd.	117,000	5,827
Gallant Venture, Ltd. (I)	111,000	24,977
GMG Global, Ltd.	510,000	49,890
Goodpack, Ltd.	50,000	74,073
Guocoland, Ltd.	9,000	12,291
GuocoLeisure, Ltd.	131,000	62,004
Guthrie GTS, Ltd.	60,000	28,443
Healthway Medical Corp, Ltd. (I)	336,375	22,156
Hi-P International, Ltd.	51,000	37,121
Ho Bee Investment, Ltd.	71,000	73,283
Hong Fok Corp., Ltd. (I)	67,760	25,292
Hong Leong Asia, Ltd.	23,000	30,587
Hotel Properties, Ltd.	27,100	55,261
HTL International Holdings, Ltd.	24,000	6,354
Hwa Hong Corp., Ltd.	55,000	15,901
Hyflux, Ltd. (L)	101,000	110,358
Indofood Agri Resources, Ltd.	114,000	127,792
Innotek, Ltd.	16,000	4,564
Jaya Holdings, Ltd. (I)	57,000	25,171
K-Green Trust	54,000	43,122
Keppel Telecommunications
& Transportation, Ltd.	15,000	13,610
LC Development, Ltd.	68,000	8,190
Lian Beng Group, Ltd.	53,000	17,451
Liongold Corp., Ltd. (I)	74,000	73,636
Manhattan Resources, Ltd. (I)	34,000	17,337
Mercator Lines Singapore, Ltd.	70,000	6,688

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Metro Holdings, Ltd.	53,600	$33,124
Miclyn Express Offshore Ltd.	9,660	21,824
Midas Holdings, Ltd.	134,000	37,697
MobileOne, Ltd.	53,000	108,877
NatSteel, Ltd.	29,000	31,766
Oceanus Group, Ltd. (I)	142,000	6,273
OM Holdings, Ltd. (I)	9,171	3,313
Orchard Parade Holdings, Ltd.	40,000	76,136
Osim International, Ltd.	44,000	44,715
Otto Marine, Ltd. (I)	223,500	15,803
Overseas Union Enterprise, Ltd.	26,000	52,131
Pan Pacific Hotels Group, Ltd.	30,000	49,516
Pan-united Corp. Ltd.	27,000	13,767
Petra Foods, Ltd.	46,000	84,957
Popular Holdings Ltd.	41,000	7,732
QAF, Ltd.	31,000	17,298
Raffles Education Corp., Ltd. (I)	131,028	36,307
Raffles Medical Group, Ltd.	47,326	90,035
Rotary Engineering, Ltd.	37,000	14,710
S I2I, Ltd. (I)	316,000	7,105
Sakari Resources, Ltd.	120,000	180,591
SBS Transit, Ltd.	20,500	24,349
SC Global Developments, Ltd.	34,000	26,885
Sim Lian Group, Ltd.	69,447	40,717
Sinarmas Land, Ltd.	280,000	60,726
Singapore Post, Ltd.	259,784	225,151
Singapore Reinsurance Corp., Ltd.	47,000	8,861
Stamford Land Corp., Ltd.	100,000	42,946
Super Coffeemix Manufacturing, Ltd.	35,000	56,742
Swiber Holdings, Ltd. (I)	106,000	50,366
Tat Hong Holdings, Ltd.	41,000	38,356
Technics Oil & Gas, Ltd.	25,000	18,760
The Hour Glass, Ltd.	5,000	5,723
Tiger Airways Holdings Ltd. (I)	103,500	60,693
Tiong Woon Corp. Holding, Ltd.	12,000	2,312
Tuan Sing Holdings, Ltd.	104,000	23,809
UMS Holdings, Ltd.	19,000	6,181
United Engineers, Ltd.	33,000	60,418
United Envirotech, Ltd.	53,000	13,833
UOB-Kay Hian Holdings, Ltd.	48,000	62,036
Venture Corp., Ltd.	30,000	186,869
WBL Corp., Ltd.	14,000	38,429
Wee Hur Holdings Ltd.	64,000	14,381
Wing Tai Holdings, Ltd.	51,817	63,635
XP Power, Ltd.	1,746	29,978
Yongnam Holdings, Ltd.	190,000	35,092

		4,434,985
South Africa - 0.0%
Great Basin Gold, Ltd. (I)	63,642	12,267
Spain - 1.6%
Abengoa SA (I)(L)	8,068	139,121
Acerinox SA	14,512	154,916
Adolfo Dominguez SA (I)	1,580	7,041
Amper SA (I)	2,862	7,017
Antena 3 de Television SA (I)	13,341	57,273
Azkoyen SA (I)	2,428	4,677
Banco Espanol De Credito SA	6,572	19,900
Banco Popular Espanol SA	13,540	30,732
Bankinter SA (L)	40,148	150,269
Baron de Ley SA (I)	517	26,827
Bolsas y Mercados Espanoles SA (L)	13,007	295,765
Caja de Ahorros del Mediterraneo (I)	1,684	212
Campofrio Alimentacion SA (I)	2,513	19,511
Cementos Portland Valderrivas SA (I)	1,810	9,225

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Cie Automotive SA	5,887	$39,953
Codere SA (I)	2,376	10,966
Construcciones & Auxiliar de Ferrocarriles SA	318	142,510
Corporacion Dermoestetica SA (I)	898	407
Deoleo SA (I)	29,275	12,710
Duro Felguera SA (I)	11,996	71,713
Ebro Foods SA	16,043	263,371
Elecnor SA	5,499	62,073
Ence Energia y Celulosa SA	34,152	80,626
Ercros SA (I)	14,570	8,336
Faes Farma SA	41,974	75,774
Fluidra SA	1,792	4,699
Fomento de Construcciones y Contratas SA	6,520	81,691
Gamesa Corporacion Tecnologica SA	21,578	40,155
Grifols SA (I)	2,910	81,906
Grupo Catalana Occidente SA (I)	8,464	126,667
Grupo Ezentis SA (I)	25,467	4,685
Grupo Tavex SA (I)	8,440	2,508
Iberpapel Gestion SA	1,271	20,788
Indra Sistemas SA (L)	22,106	211,227
La Seda de Barcelona SA (I)	8,595	8,698
Laboratorios Almirall SA (I)	8,928	67,484
Laboratorios Farmaceuticos Rovi SA	1,848	12,353
Mediaset Espana Comunicacion SA	34,574	189,547
Melia Hotels International SA	10,504	69,099
Miquel y Costas SA	1,538	38,747
Natraceutical SA (I)	22,388	3,659
NH Hoteles SA (I)	24,006	74,394
Obrascon Huarte Lain SA	9,204	192,374
Papeles y Cartones de Europa SA	5,661	14,356
Pescanova SA	2,188	38,169
Prim SA	1,511	7,605
Promotora de Informaciones SA (I)(L)	41,731	19,891
Prosegur Cia de Seguridad SA	29,600	145,151
Realia Business SA (I)	2,646	2,351
Sacyr Vallehermoso SA (I)	2,317	3,930
Service Point Solutions SA (I)	39,748	6,637
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	11,792	10,791
Tecnicas Reunidas SA	5,837	260,188
Telecomunicaciones y Energia (I)	4,417	7,328
Tubacex SA (I)	18,532	39,685
Tubos Reunidos SA (I)	24,778	49,296
Unipapel SA	967	11,890
Vidrala SA (I)	2,768	68,526
Viscofan SA	8,086	357,552
Vocento SA (I)	6,333	9,938
Vueling Airlines SA (I)	2,475	15,339
Zeltia SA (I)	33,571	60,428

		4,050,657
Sweden - 3.3%
AarhusKarlshamn AB	5,452	192,824
Acando AB	15,025	33,871
Active Biotech AB (I)	9,214	66,060
AddTech AB (L)	3,413	93,178
AF AB	6,316	123,172
Atrium Ljungberg AB, B Shares	1,775	21,371
Avanza Bank Holding AB	3,567	70,463
Axfood AB	4,116	145,341
Axis Communications AB	7,958	189,950
BE Group AB	8,608	21,956
Beijer Alma AB	3,264	55,000
Beijer Electronics AB	1,967	16,925
Bergman & Beving AB	4,235	30,989

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Betsson AB (I)	6,241	$184,243
Bilia AB	4,374	55,534
Billerud AB (L)	22,480	185,543
BioGaia AB	2,610	71,638
Bjoern Borg AB (I)	3,904	18,786
Bure Equity AB	15,157	54,438
Byggmax Group AB	7,265	34,741
Castellum AB	31,455	419,937
CDON Group AB (I)	11,003	62,032
Cision AB (I)	1,363	10,227
Clas Ohlson AB	7,805	107,356
Cloetta AB (I)	5,464	12,249
Concordia Maritime AB	748	1,225
Connecta AB	1,023	9,410
Doro AB	1,728	6,187
Duni AB	3,667	30,321
East Capital Explorer AB	1,176	8,506
Enea AB (I)	2,038	12,255
Eniro AB (I)	14,394	20,479
Fabege AB	27,340	242,739
Fagerhult AB	600	14,579
Fastighets AB Balder - B Shares (I)	14,300	71,900
G & L Beijer AB	4,000	62,211
Gunnebo AB	11,783	48,879
Hakon Invest AB	11,207	173,061
Haldex AB	13,150	65,707
Hexpol AB	4,829	182,304
HIQ International AB (I)	11,419	57,654
Hoganas AB	5,027	165,547
Holmen AB, Series B	12,513	322,673
Hufvudstaden AB, Class A	3,446	42,328
Husqvarna AB, B Shares	39,638	189,585
Husqvarna AB, Series A	2,807	13,503
Industrial & Financial Systems AB	4,420	72,672
Indutrade AB	2,535	72,729
Intrum Justitia AB	10,132	149,343
JM AB (L)	16,305	279,432
KappAhl Holding AB (I)	6,786	6,554
Klovern AB	7,293	26,429
KNOW IT AB	3,046	24,808
Kungsleden AB	25,788	136,506
Lagercrantz AB	4,000	34,692
Lindab International AB	12,536	89,909
Loomis AB	13,217	172,476
Meda AB	7,156	70,454
Medivir AB (I)	3,754	37,097
Mekonomen AB	4,281	131,121
Micronic Laser Systems AB (I)	11,550	23,534
NCC AB, A Shares	1,425	26,179
NCC AB, B Shares	17,410	317,536
Net Entertainment NE AB (I)	5,356	62,261
Net Insight AB (I)	50,000	15,301
New Wave Group AB	10,366	31,698
Nibe Industrier AB	14,836	237,449
Nobia AB (I)	26,454	91,702
Nolato AB	3,787	39,018
Nordnet AB	16,938	47,054
Northland Resources SA (I)	9,900	6,528
OEM International AB	8,427	80,738
Orexo AB (I)	1,206	8,843
PA Resources AB (I)	78,665	9,729
Peab AB	29,986	133,178
Pricer AB	13,696	24,807
Proact IT Group AB	930	13,881
Proffice AB	10,000	33,808

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Raysearch Laboratories AB (I)	1,254	$3,221
Readsoft AB	578	1,806
Rezidor Hotel Group AB (I)	16,972	58,915
RNB Retail & Brands AB (I)	17,418	5,790
Saab AB	7,639	135,929
SAS AB (I)(L)	37,797	36,789
Sectra AB (I)	421	2,671
Securitas AB, Series B	2,240	16,661
Semcon AB (I)	1,983	11,926
SkiStar AB	4,288	52,592
SSAB AB, Series A	38,887	293,793
SSAB AB, Series B	12,222	79,614
Studsvik AB	1,200	6,662
Sweco AB	5,913	62,219
Swedish Orphan Biovitrum AB (I)	23,793	92,251
Swedol AB	662	2,527
Systemair AB	141	1,793
TradeDoubler AB	7,620	17,603
Trelleborg AB, Series B	46,461	481,224
Vitrolife AB	1,819	14,683
Wallenstam AB	14,516	158,112
Wihlborgs Fastigheter AB	12,694	184,963

		8,248,087
Switzerland - 4.9%
Acino Holding AG (I)	792	90,828
Advanced Digital Broadcast Holdings SA (I)	310	3,565
AFG Arbonia-Forster Holding AG (I)	2,583	48,827
Allreal Holding AG (I)	2,085	302,467
ALSO-Actebis Holding AG (I)	779	34,336
APG SGA SA	112	21,076
Aryzta AG (I)	1,436	70,461
Ascom Holding AG (I)	3,992	29,245
Autoneum Holding AG (I)	353	16,443
Bachem Holding AG (I)	525	18,743
Bank Coop AG (I)	2,190	130,215
Bank Sarasin & Compagnie AG (I)	6,189	174,602
Banque Cantonale de Geneve	109	23,422
Banque Privee Edmond de Rothschild SA	1	17,254
Basilea Pharmaceutica (I)	1,654	85,205
Belimo Holding AG	79	141,829
Bell Holding AG	27	53,979
Bellevue Group AG	887	9,011
Berner Kantonalbank	722	189,850
BKW SA	443	14,044
Bobst Group AG (I)	1,677	47,189
Bossard Holding AG	697	89,226
Bucher Industries AG	1,018	170,231
Burckhardt Compression Holding AG	571	155,398
Burkhalter Holding AG (I)	115	32,766
Centralschweizerische Kraftwerke AG	212	73,273
Charles Voegele Holding AG (I)	1,112	17,347
Cie Financiere Tradition SA (I)	106	5,941
Clariant AG (I)	49,354	552,380
Conzzeta Holding AG	69	124,114
Daetwyler Holding AG	1,186	94,179
Dufry Group AG (I)	2,828	344,618
EFG International (I)(L)	8,296	62,993
Emmi AG (I)	559	116,510
EMS-Chemie Holding AG	387	74,168
Energiedienst Holding AG (I)	1,013	47,738
Etrion Corp. (I)	2,686	894
Ferrexpo PLC	30,116	77,295
Flughafen Zuerich AG	716	275,175
Forbo Holding AG (I)	308	172,568

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Galenica Holding AG	578	$337,580
GAM Holding AG (I)	36,286	428,756
Gategroup Holding AG (I)	5,095	122,334
Georg Fischer AG (I)	682	246,641
Gurit Heberlein AG (I)	77	33,915
Helvetia Patria Holding AG	907	298,412
Highlight Communications AG (I)	3,263	14,553
Huber & Suhner AG	665	27,380
Implenia AG (I)	2,700	96,784
Inficon Holding AG (I)	340	71,669
Informa PLC	116,111	748,518
Interroll Holding AG (I)	85	30,054
Intershop Holdings	212	72,168
Jungfraubahn Holding AG	265	17,043
Kaba Holding AG	502	194,740
Kardex AG (I)	810	17,130
Komax Holding AG (I)	836	60,546
Kudelski SA (I)	7,079	70,295
Kuoni Reisen Holding AG (I)	793	197,012
LEM Holding SA	295	140,665
LifeWatch AG (I)	1,457	11,857
Logitech International SA (I)(L)	34,834	323,606
Lonza Group AG (I)	6,129	283,394
Luzerner Kantonalbank AG	435	149,895
Medisize Holding AG (I)	524	14,185
Metall Zug AG	25	50,296
Meyer Burger Technology AG (I)(L)	7,522	108,914
Micronas Semiconductor Holding AG (I)	5,432	52,343
Mobilezone Holding AG	6,527	67,662
Mobimo Holding AG (I)	1,074	248,160
Myriad Group AG (I)	2,864	7,351
Nobel Biocare Holding AG (I)	22,850	216,255
Orascom Development Holding AG (I)	2,115	31,235
Orell Fuessli Holding AG	223	22,864
Orior AG (I)	945	47,512
Panalpina Welttransport Holding AG (I)(L)	1,874	176,005
Phoenix Mecano AG	125	62,191
PSP Swiss Property AG (I)	67	6,225
PubliGroupe SA (I)	311	48,839
Rieter Holding AG (I)	353	52,023
Romande Energie Holding SA	43	47,351
Schaffner Holding AG (I)	90	20,738
Schmolz + Bickenbach AG (I)	3,596	12,502
Schweiter Technologies AG (I)	192	92,098
Schweizerische National-Versicherungs-
Gesellschaft AG	2,823	107,858
Siegfried Holding AG (I)	559	71,076
St. Galler Kantonalbank	426	149,034
Straumann Holding AG	760	90,233
Swiss Life Holding (I)	5,862	663,880
Swisslog Holding AG (I)	60,097	60,432
Swissquote Group Holding SA (I)	1,018	29,267
Tamedia AG (I)	558	56,934
Tecan Group AG (I)	2,024	138,050
Temenos Group AG (I)	13,386	189,565
Tornos SA (I)	2,185	15,548
U-Blox AG (I)	973	42,721
Unaxis Holding AG (I)	29,678	263,045
Valiant Holding AG (I)	1,904	153,234
Valora Holding AG	536	86,333
Vaudoise Assurances Holding SA	211	61,881
Vetropack Holding AG	21	37,259
Von Roll Holding AG (I)	2,046	3,876
Vontobel Holding AG	4,837	110,442
VZ Holding AG	879	83,090

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Walliser Kantonalbank	5	$4,536
WMH Walter Meier AG	120	26,389
Ypsomed Holding AG (I)	908	52,770
Zehnder Group AG (I)	2,058	116,204
Zueblin Immobilien Holding AG (I)	7,460	24,360
Zug Estates Holding AG (I)	24	32,303
Zuger Kantonalbank	21	103,824

		12,163,245
United Arab Emirates - 0.0%
Lamprell PLC	30,019	43,657
United Kingdom - 19.7%
4imprint Group PLC	3,295	15,867
A.G.Barr PLC	16,658	111,339
Aberdeen Asset Management PLC	111,289	491,566
AEA Technology Group PLC (I)	18,852	39
Aegis Group PLC	156,030	587,297
Afren PLC (I)	207,832	424,647
African Barrick Gold, Ltd.	4,879	34,437
Aga Rangemaster Group PLC	16,809	16,500
Alphameric PLC (I)	17,049	5,678
Amlin PLC	99,630	610,283
Anglo Pacific Group PLC	13,955	51,696
Anglo-Eastern Plantations PLC	3,323	38,678
Anite PLC	54,617	112,857
Antisoma PLC (I)	95,634	2,475
Ashmore Group PLC	49,351	257,138
Ashtead Group PLC	97,208	436,252
Assura Group, Ltd.	39,777	20,359
Aveva Group PLC	11,846	348,709
Avon Rubber PLC	714	3,365
AZ Electronic Materials SA	10,301	50,801
Babcock International Group PLC	44,656	664,118
Balfour Beatty PLC	130,727	580,724
Barratt Developments PLC (I)	220,117	522,697
BBA Aviation PLC	92,848	279,900
Bellway PLC	24,995	344,207
Berkeley Group Holdings PLC (I)	24,027	550,050
Betfair Group PLC	10,039	115,034
Bloomsbury Publishing PLC	9,864	20,992
Bodycote PLC	43,896	242,004
Booker Group PLC	258,527	388,488
Bovis Homes Group PLC	34,079	255,699
Braemar Seascope Group PLC	1,189	6,986
Brammer PLC (I)	15,823	62,838
Brewin Dolphin Holdings PLC (I)	52,601	124,187
British Polythene Industries PLC (I)	4,400	25,987
Britvic PLC	42,756	216,600
BTG PLC (I)	54,223	260,263
Cable & Wireless Communications PLC	499,190	268,633
Cairn Energy PLC (I)	47,153	214,643
Capital & Counties Properties PLC	5,753	19,611
Capital & Regional PLC (I)	10,673	4,233
Carclo PLC	7,141	53,274
Carillion PLC	68,444	301,071
Carpetright PLC (I)	7,537	80,449
Carr’s Milling Industries PLC	268	3,977
Castings PLC (I)	6,764	36,797
Centaur Media PLC	19,732	11,591
Charles Stanley Group PLC (I)	5,789	26,430
Charles Taylor Consulting PLC	5,241	14,560
Chemring Group PLC	25,908	135,078
Chesnara PLC	17,735	52,399
Chime Communications PLC	7,627	24,248
Cineworld Group PLC	15,103	59,053

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Clarkson PLC	1,215	$24,298
Close Brothers Group PLC	29,756	368,239
Cobham PLC	133,412	463,695
Colt Telecom Group SA (I)	55,712	103,666
Communisis PLC	19,820	12,040
Computacenter PLC	16,413	99,640
Concentric AB	13,150	95,076
Consort Medical PLC	7,040	82,724
Cookson Group PLC	58,692	556,299
Corin Group PLC	4,201	3,865
Costain Group PLC	7,708	29,603
Cranswick PLC	10,062	133,186
Creston PLC	10,587	13,417
Croda International PLC	15,803	591,537
CSR PLC	47,524	245,258
D.S. Smith PLC (I)	189,558	484,708
Daily Mail & General Trust PLC	57,273	434,810
Dairy Crest Group PLC	29,951	162,682
Davis Service Group PLC	34,275	295,447
De La Rue PLC	19,911	329,960
Debenhams PLC	249,580	381,813
Dechra Pharmaceuticals PLC	9,916	77,504
Development Securities PLC	19,418	49,684
Devro PLC	32,284	160,116
Dialight PLC	6,478	119,200
Dicom Group PLC (I)	12,157	53,211
Dignity PLC	10,684	153,556
Diploma PLC	21,383	145,084
Dixons Retail PLC (I)(L)	770,492	214,081
Domino Printing Sciences PLC (I)	21,541	192,634
Domino’s Pizza UK & IRL PLC	21,403	182,789
Drax Group PLC	76,204	564,075
Dunelm Group PLC	9,815	91,542
E2V Technologies PLC	7,270	14,450
easyJet PLC	33,346	280,341
Electrocomponents PLC	84,382	297,181
Elementis PLC	84,322	294,109
Enquest PLC (I)	141,545	249,373
Enterprise Inns PLC (I)	94,866	85,811
Euromoney Institutional Investor PLC	5,112	62,412
F&C Asset Management PLC	96,030	137,211
Fenner PLC	32,177	177,194
Fiberweb PLC	1,537	1,696
Fidessa Group PLC	7,402	168,337
Filtrona PLC	35,529	301,931
Findel PLC (I)	37,373	3,665
FirstGroup PLC	75,809	294,751
French Connection Group PLC (I)	23,030	8,184
Fuller Smith & Turner PLC	8,112	93,388
Future PLC (I)	44,714	7,101
Galliford Try PLC	17,472	176,905
Gem Diamonds, Ltd. (I)	17,271	45,423
Genus PLC	10,500	228,330
Go-Ahead Group PLC	6,804	140,307
Greene King PLC	45,742	404,338
Greggs PLC	20,213	157,544
Halfords Group PLC	37,955	140,886
Halma PLC	65,970	425,108
Hardy Oil & Gas PLC (I)	7,986	16,514
Hargreaves Lansdown PLC	29,861	294,405
Hays PLC	240,962	262,411
Headlam Group PLC (I)	14,115	69,502
Helical Bar PLC	22,165	64,211
Helphire PLC (I)	51,338	660
Henry Boot PLC	14,125	29,263

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Hibu PLC (I)(L)	201,603	$3,835
Hikma Pharmaceuticals PLC	23,510	272,253
Hill & Smith Holdings PLC (I)	15,750	86,240
Hilton Food Group, Ltd.	1,897	9,338
HMV Group PLC (I)	39,707	2,087
Hochschild Mining PLC	32,648	224,081
Hogg Robinson Group PLC	51,801	47,297
Home Retail Group PLC (I)(L)	134,021	198,709
Homeserve PLC	42,363	148,756
Howden Joinery Group PLC	128,869	297,579
Hunting PLC	22,491	283,751
Huntsworth PLC	22,389	17,593
Hyder Consulting PLC	1,002	6,182
ICAP PLC	50,711	255,219
IG Group Holdings PLC	59,081	404,059
Imagination Technologies Group PLC (I)	42,827	404,789
Inchcape PLC	82,068	478,997
Inmarsat PLC	76,414	695,063
Innovation Group PLC (I)	146,765	46,037
Intermediate Capital Group PLC	51,098	228,094
International Personal Finance PLC	25,827	118,747
Interserve PLC	27,735	157,439
Invensys PLC	120,411	460,701
Investec PLC	3,602	21,416
IP Group PLC (I)	40,441	81,893
ITE Group PLC (I)	46,681	150,108
J.D. Wetherspoon PLC	20,402	144,831
James Fisher & Sons PLC (I)	6,773	77,399
Jardine Lloyd Thompson Group PLC	21,435	261,479
Jazztel PLC (I)	44,312	248,289
JD Sports Fashion PLC	3,849	40,217
JKX Oil & Gas PLC (I)	17,585	23,749
John Menzies PLC	7,960	79,596
John Wood Group PLC	43,225	561,670
Johnston Press PLC (I)	131,792	11,462
Jupiter Fund Management PLC	30,236	108,130
Kcom Group PLC	106,757	132,191
Keller Group PLC	8,236	66,845
Kesa Electricals PLC	64,912	47,436
Kier Group PLC (I)	5,859	120,080
Ladbrokes PLC	158,843	427,809
Laird PLC	63,181	235,143
Laura Ashley Holdings PLC	68,094	24,328
Lavendon Group PLC (I)	20,567	41,764
Liontrust Asset Management PLC (I)	5,127	7,939
London Stock Exchange Group PLC	22,726	358,734
Lonmin PLC (L)	3,424	31,049
Lookers PLC	41,910	46,757
LSL Property Services PLC	10,821	37,146
Management Consulting Group PLC	85,894	34,072
Marshalls PLC	29,028	39,081
Marston’s PLC	122,705	216,163
McBride PLC (I)	32,860	66,663
Mears Group PLC (I)	11,830	51,659
Mecom Group PLC	10,230	14,064
Meggitt PLC	79,020	496,159
Melrose PLC	232,181	871,990
Melrose Resources PLC	4,954	10,121
Michael Page International PLC	49,381	283,437
Micro Focus International PLC (I)	27,416	236,146
Millennium & Copthorne Hotels PLC (I)	30,759	234,465
Mitchells & Butlers PLC (I)	45,739	195,299
Mitie Group PLC	68,912	312,392
Mondi PLC	18,010	158,522
Moneysupermarket.com Group PLC	51,618	110,602

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Morgan Crucible Company PLC	50,411	$205,186
Morgan Sindall PLC	5,845	58,142
Mothercare PLC	15,643	54,115
MWB Group Holdings PLC (I)	15,166	815
N. Brown Group PLC	29,658	125,934
National Express Group PLC	69,284	238,447
NCC Group, Ltd.	1,121	15,940
Northgate PLC	31,587	111,161
Novae Group PLC	8,691	51,089
Ocado Group PLC (I)(L)	64,459	61,847
Optos PLC (I)	8,945	23,507
Oxford Biomedica PLC (I)	23,404	0
Oxford Biomedica PLC (I)	110,000	3,913
Oxford Instruments PLC	9,975	207,236
Pace PLC	60,885	172,870
PayPoint PLC	12,642	143,899
Pendragon PLC (I)	213,559	49,217
Pennon Group PLC	32,762	383,205
Persimmon PLC	69,046	763,337
Petra Diamonds, Ltd. (I)	17,372	28,807
Petropavlovsk PLC	24,400	134,656
Phoenix IT Group, Ltd.	10,564	35,309
Photo-Me International PLC (I)	22,753	16,226
Premier Farnell PLC	67,412	204,285
Premier Foods PLC (I)	52,799	49,012
Premier Oil PLC (I)	88,045	523,076
Provident Financial PLC	19,013	398,629
Psion PLC (I)	11,459	16,008
Puma Brandenburg, Ltd., A Shares (I)	82,607	7,870
Puma Brandenburg, Ltd., B Shares (I)	82,607	3,279
Punch Taverns PLC (I)	73,594	7,947
PZ Cussons PLC	25,527	123,058
Qinetiq PLC	124,076	337,022
Quintain Estates & Development PLC (I)	161,428	141,001
R.E.A. Holdings PLC (I)	2,867	25,131
Rathbone Brothers PLC	4,711	95,674
Redrow PLC (I)	56,819	139,860
Renishaw PLC	6,127	152,179
Renold PLC (I)	26,634	8,649
Rentokil Initial PLC	340,196	414,696
Restaurant Group PLC	39,381	205,661
Ricardo PLC	9,643	52,071
Rightmove PLC	15,842	403,568
RM PLC (I)	13,737	17,330
Robert Walters PLC	8,872	26,732
Rotork PLC	15,389	536,065
RPC Group PLC	34,499	238,135
RPS Group PLC	42,753	164,616
Safestore Holdings, Ltd.	28,665	46,429
Salamander Energy PLC (I)	46,291	143,998
Savills PLC	24,239	150,575
SDL PLC	15,813	161,469
Senior PLC	83,708	262,243
Sepura PLC	5,764	6,883
Severfield Rowen PLC	8,148	17,003
Shanks Group PLC	57,825	82,294
Shore Capital Group PLC (I)	82,607	19,019
SIG PLC	119,667	185,944
Smiths News PLC	48,831	89,956
Soco International PLC (I)	38,713	206,527
Southern Cross Healthcare, Ltd. (I)	18,768	1,863
Spectris PLC	19,901	546,790
Speedy Hire PLC	49,610	18,499
Spirax-Sarco Engineering PLC	13,300	416,042
Spirent Communications PLC	110,810	278,339

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Spirit Pub Company PLC	97,237	$86,114
Sportingbet PLC	92,659	58,649
Sports Direct International PLC (I)	29,388	142,721
St James’s Place PLC	32,947	181,800
St. Ives Group PLC	12,932	15,923
St. Modwen Properties PLC (I)	27,981	87,936
Stagecoach Group PLC	85,247	388,063
Sthree PLC	18,877	85,578
Stolt-Nielsen, Ltd.	2,304	42,515
Synergy Health PLC	11,404	159,592
TalkTalk Telecom Group PLC	76,638	235,968
Taylor Wimpey PLC	687,064	558,576
Ted Baker PLC (I)	5,384	84,989
Telecity Group PLC	31,982	442,008
Telecom Plus PLC (I)	10,463	138,573
Thomas Cook Group PLC (I)(L)	172,681	44,517
Thorntons PLC (I)	10,805	4,373
Topps Tiles PLC	25,009	18,859
Torotrak PLC (I)	880	538
Travis Perkins PLC	44,505	724,494
Tribal Group PLC	3,270	4,724
Trinity Mirror PLC (I)	37,867	23,916
TT electronics PLC (I)	30,460	71,616
TUI Travel PLC	68,961	230,983
Tullett Prebon PLC	48,739	224,254
UK Coal PLC (I)	20,780	1,256
UK Mail Group PLC (I)	6,109	22,968
Ultra Electronics Holdings PLC	11,433	278,703
Unite Group PLC	38,248	148,780
UTV Media PLC	12,462	26,671
Vectura Group PLC (I)	66,414	88,560
Victrex PLC	13,783	293,613
Vislink PLC (I)	10,699	5,287
Vitec Group PLC (I)	3,750	39,632
Volex Group PLC	6,093	25,079
VP PLC (I)	664	3,185
W.S. Atkins PLC	20,405	214,223
WH Smith PLC	23,281	222,071
William Hill PLC	127,512	607,061
Wilmington Group PLC (I)	8,311	14,248
Wincanton PLC (I)	11,768	10,174
Wolfson Microelectronics PLC (I)	19,545	66,707
Xaar PLC	18,927	69,373
Xchanging PLC (I)	44,135	80,565
Yule Catto & Company PLC (I)	48,261	124,208

		49,210,254
United States - 0.2%
Alacer Gold Corp. (I)	24,834	149,143
Argonaut Gold, Inc. (I)	14,254	131,587
Atna Resources, Ltd. (I)	6,798	7,586
Boart Longyear, Ltd.	78,496	115,299
Golden Star Resources, Ltd. (I)(L)	38,298	56,335
International Minerals Corp. (I)	3,700	19,743
Jaguar Mining, Inc. (I)(L)	8,155	8,190
pSivida Corp. (I)	2,379	3,982
Ram Power Corp. (I)	11,984	2,796
Tethys Petroleum, Ltd. (I)	10,200	6,105
Thompson Creek Metals Company, Inc. (I)	20,872	58,863
UR-Energy, Inc. (I)	10,200	10,347
WaterFurance Renewable Energy, Inc.	1,161	19,316

		589,292

TOTAL COMMON STOCKS (Cost $272,668,963)		$248,937,545

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.0%
Sweden - 0.0%
Klovern AB	182	3,889

TOTAL PREFERRED SECURITIES (Cost $3,430)		$3,889

WARRANTS - 0.0%
Duluth Exploration, Ltd. (Expiration Date:
01/18/2013, Strike Price: CAD 2.41) (I)	1,133	$0
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	130,315	569
Sinarmas Land, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	93,612	11,265

TOTAL WARRANTS (Cost $21,338)		$11,834

RIGHTS - 0.0%
Ceramic Fuel Cells, Ltd. (Expiration Date:
09/17/2012, Strike Price: AUD 0.06) (I)	31,554	0
First Natural Foods Holdings, Ltd. (Expiration
Date: 08/24/2012, Strike Price:
HKD 0.01) (I)	32,809	0
FKP Property Group (Expiration Date:
09/17/2012, Strike Price: AUD 0.20) (I)	117,590	12,149
Graincorp, Ltd. (Expiration Date: 09/21/2012,
Strike Price: AUD 8.80) (I)	2,826	1,226
OM Holdings, Ltd. (Expiration Date:
09/17/2012, Strike Price: AUD 0.10) (I)	2,751	0
Renewable Energy Corp. (Expiration Date:
09/03/2012, Strike Price: NOK 1.00) (I)	12,919	522

TOTAL RIGHTS (Cost $0)		$13,897

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	1,131,290	$11,322,060

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,318,850)		$11,322,060

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	424,307	424,307

TOTAL SHORT-TERM INVESTMENTS (Cost $424,307)		$424,307

Total Investments (International Small Company Fund)
(Cost $284,436,888) - 104.3%		$260,713,532
Other assets and liabilities, net - (4.3%)		(10,649,683)

TOTAL NET ASSETS - 100.0%		$250,063,849

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Australia - 0.4%
Billabong International, Ltd. (L)	3,490,223	$4,888,611
Austria - 0.3%
Telekom Austria AG	562,220	4,482,739
Belgium - 1.0%
KBC Groep NV	610,351	13,265,053
Brazil - 1.1%
Petroleo Brasileiro SA, Class A, ADR (L)	242,640	4,993,531

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Vale SA (Preference A Shares), ADR	623,640	$10,053,077

		15,046,608
Canada - 1.6%
Suncor Energy, Inc. (L)	342,400	10,701,845
Talisman Energy, Inc.	745,740	10,364,330

		21,066,175
China - 1.6%
China Telecom Corp., Ltd., H Shares	19,149,589	10,643,364
Shanghai Electric Group Company, Ltd.,
H Shares	13,806,000	5,576,140
Trina Solar, Ltd., ADR (I)(L)	1,193,460	5,382,505

		21,602,009
Denmark - 0.2%
Vestas Wind Systems A/S (I)(L)	383,710	2,664,553
France - 15.3%
AXA SA	1,835,137	26,457,237
BNP Paribas SA	923,770	39,948,878
Carrefour SA	875,290	18,316,539
France Telecom SA	1,211,201	16,721,036
GDF Suez	225,180	5,532,600
Ipsen SA	224,632	5,370,754
Sanofi	492,006	40,184,903
Societe Generale SA (I)	682,365	17,971,318
Total SA	471,382	23,489,119
Vivendi SA	626,202	12,254,380

		206,246,764
Germany - 6.3%
Deutsche Lufthansa AG	1,072,560	13,210,303
E.ON AG	551,960	12,671,607
Kloeckner & Company SE (I)	659,580	5,984,023
Merck KGaA	124,970	14,286,061
Muenchener Rueckversicherungs AG	162,616	24,074,024
Siemens AG	147,569	13,991,934

		84,217,952
Hong Kong - 2.0%
China Mobile, Ltd.	1,041,500	11,141,520
First Pacific Company, Ltd.	3,016,000	3,248,388
Kingboard Chemical Holdings, Ltd.	5,841,000	12,792,074

		27,181,982
India - 1.2%
Reliance Industries, Ltd.	1,165,891	16,049,596
Ireland - 0.7%
CRH PLC	542,520	9,566,545
Italy - 1.4%
UniCredit SpA (I)	4,849,578	19,102,905
Japan - 4.4%
ITOCHU Corp.	881,000	8,982,494
Mazda Motor Corp. (I)	5,110,000	6,200,420
NKSJ Holdings, Inc.	692,100	12,543,574
Toyota Motor Corp.	453,300	18,026,150
Trend Micro, Inc.	471,100	13,143,116

		58,895,754
Netherlands - 12.2%
Aegon NV	3,849,070	19,683,716
Akzo Nobel NV	251,520	14,468,679
ING Groep NV, ADR (I)	7,475,418	56,890,951
Koninklijke Philips Electronics NV	770,526	17,689,772
Randstad Holdings NV	388,900	12,627,118
Reed Elsevier NV	1,067,749	13,921,867

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Royal Dutch Shell PLC, B Shares	813,283	$29,346,662

		164,628,765
Norway - 4.4%
Statoil ASA	1,060,830	27,232,384
Telenor ASA	1,712,111	31,282,489

		58,514,873
Russia - 1.1%
Gazprom OAO, ADR	1,465,600	14,273,478
Singapore - 2.8%
Flextronics International, Ltd. (I)	3,325,580	22,381,153
Singapore Telecommunications, Ltd.	5,833,000	15,874,965

		38,256,118
South Korea - 6.3%
KB Financial Group, Inc., ADR (L)	953,048	30,840,633
KIWOOM Securities Company, Ltd.	115,721	6,213,167
Korea Investment Holdings Company, Ltd.	179,770	6,074,655
POSCO	50,545	16,490,659
Samsung Electronics Company, Ltd., GDR (S)	3,300	1,808,400
Samsung Electronics Company, Ltd., GDR	42,064	22,998,838

		84,426,352
Spain - 1.3%
Telefonica SA	1,337,745	16,890,977
Sweden - 0.8%
Getinge AB, Series B	94,691	2,817,713
Telefonaktiebolaget LM Ericsson, B Shares	880,794	8,212,066

		11,029,779
Switzerland - 10.1%
Basilea Pharmaceutica (I)	45,060	2,321,251
Credit Suisse Group AG	1,880,858	36,193,350
Lonza Group AG	127,490	5,894,900
Noble Corp.	315,990	12,051,859
Novartis AG	231,380	13,627,055
Roche Holdings AG	153,820	27,985,092
Swiss Re, Ltd.	322,553	20,198,455
UBS AG	1,635,378	18,262,657

		136,534,619
Taiwan - 2.3%
Compal Electronics, Inc., GDR (S)	4,003,228	17,542,946
Siliconware Precision Industries Company (I)	12,265,000	13,686,914

		31,229,860
United Kingdom - 18.0%
Aviva PLC	6,368,020	33,009,066
BAE Systems PLC (I)	3,016,180	15,221,325
BP PLC	2,682,182	18,758,349
Carillion PLC	1,897,950	8,348,699
G4S PLC	3,941,150	15,810,577
GlaxoSmithKline PLC	1,421,605	32,144,286
Hays PLC (I)	9,665,800	10,526,185
Kingfisher PLC	4,024,750	17,621,866
Lloyds Banking Group PLC (I)	25,834,090	13,603,854
Man Group PLC	3,355,252	3,797,798
Marks & Spencer Group PLC	2,133,560	12,127,569
Premier Foods PLC (I)	831,360	771,730
Rexam PLC	1,257,040	8,444,033
Tesco PLC	5,547,770	29,657,748
Vodafone Group PLC	7,749,696	22,341,198

		242,184,283

TOTAL COMMON STOCKS (Cost $1,445,791,913)		$1,302,246,350

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	2,369,906	23,718,251

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,711,281)		$23,718,251

SHORT-TERM INVESTMENTS - 3.0%
Time Deposits - 3.0%
Bank of Montreal, 0.000%, 09/04/2012 *	$20,000,000	$20,000,000
Royal Bank of Canada, 0.000%, 09/04/2012 *	20,000,000	20,000,000

		40,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $40,000,000)		$40,000,000

Total Investments (International Value Fund)
(Cost $1,509,503,194) - 101.5%		$1,365,964,601
Other assets and liabilities, net - (1.5%)		(20,375,625)

TOTAL NET ASSETS - 100.0%		$1,345,588,976

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 35.9%
U.S. Government - 18.5%
U.S. Treasury Bonds
3.000%, 05/15/2042	$775,000	829,492
3.125%, 11/15/2041	2,900,000	3,185,470
4.250%, 05/15/2039	1,325,000	1,764,941
4.375%, 11/15/2039	4,550,000	6,183,022
4.375%, 05/15/2041 (D)	7,053,500	9,613,702
4.500%, 08/15/2039	2,550,000	3,528,165
4.625%, 02/15/2040	2,250,000	3,174,611
6.000%, 02/15/2026	2,075,000	3,075,540
6.250%, 05/15/2030	1,825,000	2,912,872
8.125%, 08/15/2019	250,000	371,250
U.S. Treasury Notes
0.625%, 02/28/2013 (D)(F)	1,475,000	1,478,400
0.625%, 07/15/2014	1,700,000	1,712,352
0.875%, 02/28/2017	8,850,000	8,993,812
1.750%, 05/15/2022	1,875,000	1,914,259
1.875%, 09/30/2017	6,000,000	6,374,064
2.125%, 08/15/2021	1,675,000	1,780,996
4.000%, 02/15/2015 (D)	22,875,000	24,956,991
4.250%, 11/15/2014	3,400,000	3,697,500

		85,547,439
U.S. Government Agency - 17.4%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019	209,264	226,903
6.500%, 04/01/2029 to 08/01/2034	11,970	13,546
7.500%, 08/01/2025 to 05/01/2028	3,064	3,541
Federal National Mortgage Association
3.500%, TBA (C)	19,700,000	20,888,154
4.000%, TBA (C)	19,800,000	21,232,407
4.659%, 05/01/2013	77,431	77,412
4.823%, 02/01/2013	38,577	38,936
4.860%, 01/01/2015	2,603,210	2,837,187
5.000%, 03/15/2016 to 06/01/2019	2,464,550	2,818,946
5.500%, TBA (C)	12,700,000	13,937,258
5.500%, 08/01/2035 to 11/01/2035	355,531	390,696
6.500%, 09/01/2031	36	41

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
4.000%, TBA (C)		$1,800,000	$1,974,375
4.000%, 09/15/2040 to 02/15/2042		14,247,086	15,638,486
6.000%, 12/15/2013 to 04/15/2035		23,588	26,442
6.500%, 06/15/2028 to 08/15/2034		18,227	20,892
7.000%, 11/15/2031 to 11/15/2033		74,024	85,543
8.000%, 07/15/2030		1,108	1,314

			80,212,079

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $159,606,873)			$165,759,518

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Brazil - 0.7%
Federative Republic of Brazil
5.875%, 01/15/2019		1,670,000	2,059,945
Federative Republic of Brazil, Series B
6.000%, 08/15/2014	BRL	1,100,000	1,247,471

			3,307,416
Mexico - 0.4%
Government of Mexico
3.625%, 03/15/2022		$828,000	900,036
4.750%, 03/08/2044		706,000	790,720

			1,690,756
Qatar - 0.1%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	401,850

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,099,504)			$5,400,022

CORPORATE BONDS - 46.1%
Consumer Discretionary - 6.7%
AMC Entertainment, Inc.
8.750%, 06/01/2019		10,000	10,950
AutoNation, Inc.
5.500%, 02/01/2020		100,000	106,125
Autozone, Inc.
3.700%, 04/15/2022		900,000	947,095
4.000%, 11/15/2020		930,000	1,012,365
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	149,094
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		20,000	7,250
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		5,000	5,388
CBS Corp.
5.750%, 04/15/2020		1,065,000	1,282,717
CCO Holdings LLC
5.250%, 09/30/2022		191,000	189,090
6.500%, 04/30/2021		120,000	128,700
6.625%, 01/31/2022		235,000	254,388
7.375%, 06/01/2020		175,000	194,250
8.125%, 04/30/2020		5,000	5,625
Choice Hotels International, Inc.
5.700%, 08/28/2020		10,000	10,753
5.750%, 07/01/2022		85,000	91,163
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017		5,000	5,431

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Comcast Corp.
5.700%, 05/15/2018 to 07/01/2019	$1,375,000	$1,667,249
COX Communications, Inc.
5.875%, 12/01/2016 (S)	750,000	880,355
6.250%, 06/01/2018 (S)	500,000	595,676
7.125%, 10/01/2012	458,000	460,032
CSC Holdings, Inc.
7.625%, 07/15/2018	221,000	251,388
Daimler Finance North America LLC
8.500%, 01/18/2031	300,000	471,454
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,290,974
3.500%, 03/01/2016	680,000	726,430
3.800%, 03/15/2022	395,000	408,314
4.750%, 10/01/2014	220,000	236,487
DISH DBS Corp.
5.875%, 07/15/2022 (S)	305,000	307,288
6.750%, 06/01/2021	355,000	378,075
Ford Motor Company
7.450%, 07/16/2031	280,000	345,800
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,525,000	1,544,755
Home Depot, Inc.
5.875%, 12/16/2036	1,450,000	1,933,685
Lamar Media Corp.
5.875%, 02/01/2022	40,000	42,400
Liberty Interactive LLC
8.250%, 02/01/2030	157,000	165,831
Limited Brands, Inc.
5.625%, 02/15/2022	215,000	226,288
6.900%, 07/15/2017	65,000	73,938
7.000%, 05/01/2020	80,000	90,100
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	502,407
5.900%, 12/01/2016	85,000	99,025
6.900%, 04/01/2029	156,000	188,406
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	27,574
National CineMedia LLC
6.000%, 04/15/2022 (S)	35,000	36,400
NBCUniversal Media LLC
5.150%, 04/30/2020	1,420,000	1,676,918
NetFlix, Inc.
8.500%, 11/15/2017	30,000	32,100
News America, Inc.
6.150%, 02/15/2041	355,000	436,837
6.200%, 12/15/2034	400,000	482,518
6.900%, 03/01/2019	600,000	759,095
7.750%, 01/20/2024	453,000	575,772
PVH Corp.
7.375%, 05/15/2020	95,000	106,400
Quebecor Media, Inc.
7.750%, 03/15/2016	14,000	14,437
QVC, Inc.
5.125%, 07/02/2022 (S)	5,000	5,213
7.500%, 10/01/2019 (S)	120,000	132,985
Sally Holdings LLC
5.750%, 06/01/2022	90,000	96,863
Service Corp. International
7.625%, 10/01/2018	10,000	11,763
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	210,883
8.750%, 08/01/2015	183,000	222,044
Time Warner Cable, Inc.
4.500%, 09/15/2042	660,000	657,139

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Cable, Inc. (continued)
5.000%, 02/01/2020	$755,000	$873,919
5.850%, 05/01/2017	420,000	497,791
5.875%, 11/15/2040	750,000	891,326
8.250%, 02/14/2014	440,000	486,140
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,617,126
7.625%, 04/15/2031	500,000	679,589
7.700%, 05/01/2032	302,000	417,087
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	114,250
8.875%, 12/01/2017 (S)	130,000	144,625
Viacom, Inc.
6.875%, 04/30/2036	1,245,000	1,671,277
Videotron Ltee
5.000%, 07/15/2022	140,000	148,400
9.125%, 04/15/2018	120,000	130,800
Wynn Las Vegas LLC
7.750%, 08/15/2020	345,000	385,538

		30,829,550
Consumer Staples - 4.6%
Altria Group, Inc.
2.850%, 08/09/2022	1,250,000	1,246,445
9.250%, 08/06/2019	745,000	1,062,392
9.700%, 11/10/2018	860,000	1,234,748
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 07/15/2017	1,950,000	1,972,238
8.200%, 01/15/2039	470,000	787,939
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,344,883
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,344,140
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	86,318
Constellation Brands, Inc.
4.625%, 03/01/2023	10,000	10,175
7.250%, 09/01/2016 to 05/15/2017	395,000	454,631
CVS Caremark Corp.
4.750%, 05/18/2020	1,125,000	1,307,905
CVS Pass-Through Trust
5.880%, 01/10/2028	299,978	335,235
6.943%, 01/10/2030	44,807	54,316
General Mills, Inc.
5.250%, 08/15/2013	440,000	459,660
5.650%, 02/15/2019	105,000	126,974
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	795,000	842,659
Kraft Foods, Inc.
6.500%, 02/09/2040	340,000	468,986
6.875%, 01/26/2039	560,000	777,723
Lorillard Tobacco Company
8.125%, 06/23/2019	224,000	287,688
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	238,568
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	880,701
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	350,711
5.750%, 04/07/2021 (S)	1,296,000	1,510,287
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,300
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	156,938

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Reynolds Group Issuer, Inc.
6.875%, 02/15/2021	$450,000	$487,125
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	950,000	992,722
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	700,000	877,518
6.200%, 04/15/2038	750,000	1,060,741
6.500%, 08/15/2037	450,000	655,380

		21,421,046
Energy - 3.4%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	16,000	14,400
6.250%, 06/01/2021	10,000	8,950
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	83,709
6.450%, 09/15/2036	1,220,000	1,507,987
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,513
BP Capital Markets PLC
1.846%, 05/05/2017	380,000	388,958
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	448,698
Chesapeake Energy Corp.
6.625%, 08/15/2020	20,000	20,550
6.875%, 11/15/2020	85,000	88,188
ConocoPhillips
6.500%, 02/01/2039	1,050,000	1,516,251
CONSOL Energy, Inc.
8.000%, 04/01/2017	15,000	16,163
8.250%, 04/01/2020	15,000	16,163
Continental Resources, Inc.
5.000%, 09/15/2022	215,000	224,675
El Paso Corp.
6.500%, 09/15/2020	255,000	289,895
7.000%, 06/15/2017	695,000	795,047
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	28,634
Energy Transfer Equity LP
7.500%, 10/15/2020	450,000	517,500
EP Energy LLC
6.875%, 05/01/2019 (S)	55,000	58,988
Harvest Operations Corp.
6.875%, 10/01/2017	205,000	219,350
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	195,000	198,413
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	360,392
6.850%, 02/15/2020	530,000	659,054
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	365,000	389,303
MarkWest Energy Partners LP
5.500%, 02/15/2023	15,000	15,338
Newfield Exploration Company
5.625%, 07/01/2024	71,000	77,035
5.750%, 01/30/2022	70,000	76,650
6.875%, 02/01/2020	135,000	147,488
7.125%, 05/15/2018	200,000	211,500
Nexen, Inc.
6.200%, 07/30/2019	585,000	703,986
7.500%, 07/30/2039	40,000	56,092
Peabody Energy Corp.
6.500%, 09/15/2020	496,000	513,360
7.375%, 11/01/2016	105,000	117,338

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance Company
3.875%, 01/27/2016	$930,000	$976,486
5.375%, 01/27/2021	1,335,000	1,486,541
6.750%, 01/27/2041	185,000	230,319
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	154,042
6.650%, 03/15/2017	10,000	11,839
6.875%, 05/01/2018	200,000	242,175
Plains All American Pipeline LP
5.750%, 01/15/2020	220,000	264,288
Pride International, Inc.
6.875%, 08/15/2020	10,000	12,637
Range Resources Corp.
5.750%, 06/01/2021	70,000	74,463
6.750%, 08/01/2020	155,000	170,113
7.500%, 10/01/2017	35,000	36,400
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,090,323
Valero Energy Corp.
8.750%, 06/15/2030	162,000	203,732
Williams Partners LP
3.350%, 08/15/2022	1,155,000	1,174,272

		15,903,198
Financials - 18.6%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	168,808
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	128,573
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	104,000	120,599
American Express Centurion Bank
6.000%, 09/13/2017	875,000	1,057,958
American Express Company
7.000%, 03/19/2018	550,000	697,959
American Express Credit Corp.
5.125%, 08/25/2014	360,000	390,896
7.300%, 08/20/2013	500,000	531,815
American International Group, Inc.
2.375%, 08/24/2015	325,000	325,573
3.800%, 03/22/2017	200,000	211,693
4.875%, 09/15/2016	700,000	767,414
5.450%, 05/18/2017	430,000	483,203
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	285,606
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	252,222
Bank of America Corp.
3.875%, 03/22/2017	490,000	516,331
5.625%, 07/01/2020	1,185,000	1,314,562
5.700%, 01/24/2022	440,000	497,911
5.750%, 12/01/2017	500,000	559,125
Bank One Michigan
8.250%, 11/01/2024	270,000	354,904
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,195,000	1,267,234
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	448,737
5.700%, 05/01/2017	835,000	911,965
Capital One Financial Corp.
6.150%, 09/01/2016	200,000	224,919
6.750%, 09/15/2017	675,000	825,275
7.375%, 05/23/2014	115,000	126,970
CIT Group, Inc.
5.000%, 05/15/2017	15,000	15,638

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc. (continued)
5.250%, 03/15/2018	$165,000	$172,013
5.375%, 05/15/2020	20,000	20,825
7.000%, 05/02/2016 to 05/02/2017 (S)	6,595	6,604
Citigroup, Inc.
4.450%, 01/10/2017	460,000	495,655
4.875%, 05/07/2015	286,000	301,204
5.000%, 09/15/2014	420,000	439,349
6.125%, 11/21/2017 to 08/25/2036	3,575,000	4,037,516
6.875%, 03/05/2038	275,000	353,773
8.500%, 05/22/2019	1,055,000	1,350,308
Credit Acceptance Corp.
9.125%, 02/01/2017	150,000	165,000
Discover Financial Services
6.450%, 06/12/2017	950,000	1,076,317
Duke Realty LP
6.750%, 03/15/2020	430,000	518,180
DuPont Fabros Technology LP
8.500%, 12/15/2017	235,000	259,675
Equity One, Inc.
6.000%, 09/15/2017	235,000	261,477
ERP Operating LP
5.250%, 09/15/2014	975,000	1,053,189
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	495,000
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	422,482
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	62,120
General Electric Capital Corp.
4.650%, 10/17/2021	500,000	571,216
5.300%, 02/11/2021	1,300,000	1,496,875
5.500%, 01/08/2020	900,000	1,065,863
5.625%, 09/15/2017	1,000,000	1,181,765
6.750%, 03/15/2032	934,000	1,214,337
General Electric Capital Corp., (6.250% to
12/15/22, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	413,140
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	485,000	545,625
HCP, Inc.
3.750%, 02/01/2016 to 02/01/2019	415,000	436,170
5.650%, 12/15/2013	200,000	211,281
6.000%, 03/01/2015 to 01/30/2017	655,000	738,380
7.072%, 06/08/2015	67,000	75,692
Health Care REIT, Inc.
5.250%, 01/15/2022	885,000	990,922
Host Hotels & Resorts LP
6.375%, 03/15/2015	65,000	65,691
6.750%, 06/01/2016	155,000	159,263
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	788,229
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,277,642
6.800%, 06/01/2038	445,000	544,176
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	532,817
9.500%, 04/15/2014	135,000	148,832
ING US, Inc.
5.500%, 07/15/2022 (S)	150,000	154,557

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
International Lease Finance Corp.
5.650%, 06/01/2014	$140,000	$144,900
5.750%, 05/15/2016	435,000	453,950
5.875%, 05/01/2013	250,000	255,313
6.250%, 05/15/2019	20,000	20,900
6.375%, 03/25/2013	123,000	125,614
6.500%, 09/01/2014 (S)	5,000	5,325
6.750%, 09/01/2016 (S)	115,000	128,225
7.125%, 09/01/2018 (S)	995,000	1,144,250
8.625%, 09/15/2015	10,000	11,213
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	469,285
JPMorgan Chase & Company
4.250%, 10/15/2020	1,750,000	1,925,814
4.350%, 08/15/2021	675,000	740,275
4.400%, 07/22/2020	1,100,000	1,220,090
5.150%, 10/01/2015	200,000	218,706
6.000%, 01/15/2018	1,575,000	1,881,799
Kemper Corp.
6.000%, 05/15/2017	70,000	74,595
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	639,146
5.584%, 11/23/2015	425,000	468,797
6.875%, 10/01/2019	300,000	368,974
Lazard Group LLC
6.850%, 06/15/2017	650,000	733,268
Liberty Property LP
6.625%, 10/01/2017	100,000	117,529
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	937,058
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,990,000	2,261,235
6.875%, 04/25/2018	1,825,000	2,129,027
7.750%, 05/14/2038	135,000	163,577
MetLife, Inc.
5.375%, 12/15/2012	650,000	658,741
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,825,000	1,940,340
5.125%, 04/10/2013 (S)	335,000	344,051
Morgan Stanley
4.750%, 03/22/2017	380,000	390,409
5.500%, 07/24/2020	400,000	411,484
5.625%, 09/23/2019	300,000	310,599
6.250%, 08/28/2017	850,000	921,134
6.375%, 07/24/2042	675,000	684,825
6.625%, 04/01/2018	1,450,000	1,601,524
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	307,714
9.375%, 08/15/2039 (S)	900,000	1,226,092
Nordea Bank AB
2.250%, 03/20/2015 (S)	425,000	431,715
4.875%, 05/13/2021 (S)	755,000	804,001
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,377,900
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	235,386
6.125%, 10/15/2033 (S)	108,000	127,554
ProLogis LP
4.500%, 08/15/2017	920,000	990,244
6.125%, 12/01/2016	85,000	96,637
7.500%, 06/30/2018	106,000	129,487
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	85,000	90,313

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Realty Income Corp.
5.750%, 01/15/2021	$600,000	$696,745
6.750%, 08/15/2019	450,000	549,163
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	356,868
SLM Corp.
6.000%, 01/25/2017	105,000	111,038
6.250%, 01/25/2016	1,210,000	1,294,700
7.250%, 01/25/2022	65,000	70,200
8.000%, 03/25/2020	11,000	12,458
8.450%, 06/15/2018	209,000	241,395
Sovereign Bank
8.750%, 05/30/2018	250,000	281,829
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	259,948
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	866,528
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	726,537
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,070,000	1,138,467
5.375%, 03/15/2020	290,000	312,698
5.625%, 01/15/2017	1,200,000	1,300,525
5.750%, 01/24/2022	625,000	690,119
6.750%, 10/01/2037	600,000	625,550
7.500%, 02/15/2019	1,210,000	1,451,936
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	425,000	444,707
UBS AG
7.625%, 08/17/2022	560,000	564,692
UDR, Inc.
6.050%, 06/01/2013	200,000	206,715
US Bancorp
2.950%, 07/15/2022	585,000	589,809
7.500%, 06/01/2026	750,000	960,422
Ventas Realty LP
4.750%, 06/01/2021	661,000	726,142
Wachovia Corp.
5.500%, 08/01/2035	600,000	689,312
5.750%, 06/15/2017	385,000	459,470
WCI Finance LLC
5.400%, 10/01/2012 (S)	250,000	250,775
WEA Finance LLC
7.500%, 06/02/2014 (S)	130,000	142,440
Wells Fargo & Company
1.250%, 02/13/2015	745,000	752,565
2.625%, 12/15/2016	450,000	476,775
4.950%, 10/16/2013	1,820,000	1,901,956
5.625%, 12/11/2017	150,000	179,663
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	20,000	22,650
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	46,212

		85,709,074
Health Care - 2.7%
Alere, Inc.
9.000%, 05/15/2016	10,000	10,350
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,225,285
Amgen, Inc.
3.450%, 10/01/2020	1,225,000	1,282,770

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Biomet, Inc.
10.000%, 10/15/2017	$5,000	$5,291
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,400
Cigna Corp.
4.000%, 02/15/2022	685,000	736,090
Community Health Systems, Inc.
5.125%, 08/15/2018	60,000	61,875
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	1,875,000	1,911,124
3.125%, 05/15/2016	301,000	320,028
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	16,031
5.875%, 01/31/2022 (S)	15,000	15,938
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	11,213
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	86,344
HCA, Inc.
5.875%, 03/15/2022	140,000	148,925
6.375%, 01/15/2015	5,000	5,331
6.500%, 02/15/2020	255,000	280,181
7.250%, 09/15/2020	110,000	121,894
8.500%, 04/15/2019	280,000	315,700
Hologic, Inc.
6.250%, 08/01/2020 (S)	10,000	10,588
McKesson Corp.
7.500%, 02/15/2019	30,000	38,867
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	238,621
Merck & Company, Inc.
6.500%, 12/01/2033	1,000,000	1,464,930
Pfizer, Inc.
6.200%, 03/15/2019	750,000	960,113
7.200%, 03/15/2039	425,000	674,397
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	600,833
Tenet Healthcare Corp.
6.250%, 11/01/2018	340,000	369,113
8.875%, 07/01/2019	255,000	290,063
WellPoint, Inc.
4.350%, 08/15/2020	520,000	569,156
7.000%, 02/15/2019	720,000	896,948

		12,673,399
Industrials - 1.4%
BE Aerospace, Inc.
5.250%, 04/01/2022	315,000	328,388
6.875%, 10/01/2020	30,000	33,188
Bombardier, Inc.
7.500%, 03/15/2018 (S)	220,000	244,750
7.750%, 03/15/2020 (S)	60,000	67,500
Case New Holland, Inc.
7.875%, 12/01/2017	570,000	669,750
Clean Harbors, Inc.
5.250%, 08/01/2020 (S)	81,000	83,126
CNH America LLC
7.250%, 01/15/2016	30,000	33,750
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	82,486	89,192
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	148,711	156,890

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	$27,360	$29,959
Crown Americas LLC
6.250%, 02/01/2021	95,000	104,975
7.625%, 05/15/2017	195,000	209,625
Deluxe Corp.
7.375%, 06/01/2015	100,000	101,500
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	280,000	319,398
5.600%, 05/01/2015 (S)	500,000	549,770
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	38,763
Goodrich Corp.
7.100%, 11/15/2027	115,000	151,618
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	16,050
7.125%, 03/15/2021	225,000	243,563
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,417,226
Marquette Transportation Company
10.875%, 01/15/2017	5,000	5,275
Masco Corp.
6.125%, 10/03/2016	130,000	141,650
6.500%, 08/15/2032	45,000	44,165
7.125%, 03/15/2020	105,000	119,888
7.750%, 08/01/2029	150,000	160,168
Meritor, Inc.
8.125%, 09/15/2015	10,000	10,363
10.625%, 03/15/2018	5,000	5,181
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	250,306	284,098
Textron, Inc.
7.250%, 10/01/2019	200,000	236,807
UR Merger Sub Corp.
5.750%, 07/15/2018 (S)	25,000	26,438
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	74,835	78,951
Waste Management, Inc.
6.375%, 03/11/2015	340,000	383,506

		6,385,471
Information Technology - 0.7%
Anixter, Inc.
5.625%, 05/01/2019	35,000	36,575
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	53,625
Equinix, Inc.
7.000%, 07/15/2021	10,000	11,225
8.125%, 03/01/2018	30,000	33,300
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	165,000	171,600
7.625%, 07/15/2017	20,000	22,000
Hewlett-Packard Company
3.000%, 09/15/2016	1,085,000	1,107,192
3.300%, 12/09/2016	775,000	799,466
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	101,000	108,196
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	37,713
Mantech International Corp.
7.250%, 04/15/2018	30,000	31,500

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Seagate HDD Cayman
6.875%, 05/01/2020	$350,000	$371,000
7.000%, 11/01/2021	185,000	197,950

		2,981,342
Materials - 1.3%
Agrium, Inc.
7.125%, 05/23/2036	580,000	791,486
ArcelorMittal
4.000%, 08/05/2015	500,000	495,000
Ball Corp.
5.000%, 03/15/2022	85,000	89,250
6.750%, 09/15/2020	170,000	187,850
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	23,153
CF Industries, Inc.
7.125%, 05/01/2020	40,000	49,650
Clearwater Paper Corp.
7.125%, 11/01/2018	30,000	32,775
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	165,000	166,889
Cytec Industries, Inc.
4.600%, 07/01/2013	63,000	64,462
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	370,000	407,000
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	680,000	640,900
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	30,000	35,283
MeadWestvaco Corp.
7.375%, 09/01/2019	125,000	157,859
Neenah Paper, Inc.
7.375%, 11/15/2014	7,000	7,061
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	295,000	336,300
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	425,000	526,229
Silgan Holdings, Inc.
5.000%, 04/01/2020	365,000	379,144
The Dow Chemical Company
4.250%, 11/15/2020	150,000	165,206
5.900%, 02/15/2015	950,000	1,060,213
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	257,417

		5,873,127
Telecommunication Services - 2.6%
America Movil SAB de CV
3.125%, 07/16/2022	730,000	748,845
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	170,930
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	93,751
AT&T, Inc.
5.500%, 02/01/2018	501,000	606,851
5.625%, 06/15/2016	360,000	422,359
6.300%, 01/15/2038	1,355,000	1,769,362
CenturyLink, Inc.
5.800%, 03/15/2022	620,000	664,348
Cricket Communications, Inc.
7.750%, 05/15/2016	455,000	480,025
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	700,849

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
eAccess, Ltd.
8.250%, 04/01/2018 (S)	$30,000	$27,300
Frontier Communications Corp.
8.125%, 10/01/2018	115,000	127,938
8.250%, 04/15/2017	20,000	22,300
GTE Corp.
8.750%, 11/01/2021	285,000	409,538
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,525
Qwest Communications International, Inc.
7.125%, 04/01/2018	105,000	111,668
8.000%, 10/01/2015	100,000	104,650
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	30,000	31,350
8.250%, 08/15/2019	62,000	68,820
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	603,789
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	10,000	8,400
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	85,000	93,075
9.000%, 11/15/2018 (S)	100,000	118,000
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	332,719
6.000%, 09/30/2034	146,000	119,720
Telefonica Emisiones SAU
5.134%, 04/27/2020	350,000	319,813
7.045%, 06/20/2036	475,000	439,375
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	335,000	355,100
Verizon Communications, Inc.
6.400%, 02/15/2038	415,000	557,978
6.900%, 04/15/2038	300,000	425,956
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	634,358
Vivendi SA
2.400%, 04/10/2015 (S)	935,000	939,846
Windstream Corp.
7.875%, 11/01/2017	400,000	435,000
8.125%, 09/01/2018	120,000	127,800

		12,077,338
Utilities - 4.1%
AmeriGas Finance LLC
6.750%, 05/20/2020	180,000	191,700
7.000%, 05/20/2022	30,000	32,025
AmeriGas Partners LP
6.500%, 05/20/2021	82,000	85,895
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,359,949
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	824,691
Calpine Corp.
7.500%, 02/15/2021	240,000	266,400
Carolina Power & Light Company
3.000%, 09/15/2021	985,000	1,040,653
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	149,764
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	674,656
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	1,180,000	1,324,550
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,133,547
5.950%, 08/15/2016	125,000	147,088

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc.
2.250%, 09/01/2015	$345,000	$357,728
6.400%, 06/15/2018	1,295,000	1,613,624
7.000%, 06/15/2038	215,000	313,362
DPL, Inc.
7.250%, 10/15/2021 (S)	310,000	353,400
Duke Energy Corp.
5.650%, 06/15/2013	600,000	623,545
Duke Energy Indiana, Inc.
6.350%, 08/15/2038	600,000	841,484
Edison International
3.750%, 09/15/2017	475,000	507,902
Ferrellgas LP
6.500%, 05/01/2021	228,000	223,440
Georgia Power Company
5.250%, 12/15/2015	600,000	687,326
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,150,329
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	123,200
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	325,305
Nevada Power Company
6.500%, 08/01/2018	225,000	282,058
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	239,412
Northern States Power Company
6.500%, 03/01/2028	67,000	87,973
NRG Energy, Inc.
7.375%, 01/15/2017	35,000	36,400
Ohio Edison Company
6.875%, 07/15/2036	230,000	307,088
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	268,026
PacifiCorp
6.350%, 07/15/2038	110,000	154,640
Progress Energy Inc.
7.000%, 10/30/2031	341,000	457,267
PSEG Power LLC
8.625%, 04/15/2031	154,000	228,265
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	496,077
7.000%, 03/09/2029	54,000	72,292
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	263,143
Southern California Edison Company
4.500%, 09/01/2040	500,000	589,154
6.000%, 01/15/2034	261,000	353,495
The AES Corp.
8.000%, 06/01/2020	265,000	308,725
Union Electric Company
6.700%, 02/01/2019	110,000	141,282
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	182,469
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	253,620

		19,072,949

TOTAL CORPORATE BONDS (Cost $195,541,291)		$212,926,494

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II , 9.700%, 04/01/2030	248,000	352,780

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	$125,000	$125,625

		478,405

TOTAL CAPITAL PREFERRED SECURITIES (Cost $457,323) $		478,405

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	9,400

TOTAL CONVERTIBLE BONDS (Cost $9,144)		$9,400

MUNICIPAL BONDS - 2.7%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	885,000	1,259,718
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	579,270
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	516,082
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	455,000	469,997
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	1,000,841
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	170,060
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	1,115,644
New York State Thruway Authority
5.883%, 04/01/2030	590,000	767,053
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	360,000	491,544
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	232,803
State of California
7.600%, 11/01/2040	110,000	149,413
7.550%, 04/01/2039	920,000	1,239,378
7.300%, 10/01/2039	1,050,000	1,379,553
State of Illinois 5.665%, 03/01/2018	1,345,000	1,511,134
The Ohio State University
4.800%, 06/01/2111	236,000	268,518
University of California
5.770%, 05/15/2043	715,000	908,357
University of Missouri 5.960%, 11/01/2039	400,000	534,812

TOTAL MUNICIPAL BONDS (Cost $10,252,590)		$12,594,177

TERM LOANS (M) - 0.0%
Cable & Satellite - 0.0%
Kabel Deutschland GmbH
4.250%, 02/01/2019	110,000	109,656

TOTAL TERM LOANS (Cost $108,470)		$109,656

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.1%
Commercial & Residential - 4.1%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	530,000	562,139
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.919%, 02/10/2051 (P)	1,330,000	1,562,085

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	$1,275,000	$1,463,458
Series 2007-PW16, Class A4,
5.905%, 06/11/2040 (P)	1,325,000	1,552,031
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2007-T26,
Class A4 5.471%, 01/12/2045 (P)	431,004	500,660
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AJ 5.398%, 12/11/2049 (P)	420,000	227,169
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	810,000	906,925
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.590%, 02/15/2039 (P)	1,000,000	1,134,414
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	1,335,000	1,562,702
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.742%, 05/12/2035 (P)(S)	89,275	108,590
GS Mortgage Securities Corp. II
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	1,360,000	1,567,940
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	354,353
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-CBX,
Class A6 4.899%, 01/12/2037	315,000	339,611
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4,
6.063%, 06/15/2038 (P)	1,330,000	1,531,994
Series 2008-C1, Class A2,
6.325%, 04/15/2041 (P)	1,000,000	1,203,413
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.847%, 05/12/2039 (P)	600,000	687,035
Morgan Stanley Capital I
Series 2011-C2, Class A4,
4.661%, 06/15/2044 (S)	765,000	878,830
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	538,615
Series 2007-T27, Class A4,
5.823%, 06/11/2042 (P)	190,000	223,208
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	877,000	1,024,468
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A1
3.669%, 02/11/2036	43,883	43,889
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	785,000	906,924

		18,880,453
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	116,471	123,450

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.011%, 09/16/2035	$39,093	$8,720

		132,170

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $17,957,631)		$19,012,623

ASSET BACKED SECURITIES - 3.3%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	580,000	587,079
Series 2010-3, Class A,
2.880%, 04/15/2015 (S)	1,000,000	1,010,153
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	835,000	841,251
Avis Budget Rental Car
Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	1,365,000	1,383,058
Series 2009-1A, Class A,
9.310%, 10/20/2013 (S)	300,000	302,385
CarNow Auto Receivables Trust,
Series 2012-1A, Class A
2.090%, 01/15/2015 (S)	222,565	222,630
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class B
3.120%, 03/16/2020 (S)	585,000	589,956
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	583,378	591,552
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	1,145,000	1,152,328
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,131,564
Home Equity Loan Trust,
Series 2007-FRE1, Class 2AV2
0.395%, 04/25/2037 (P)	785,000	338,969
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	382,455
John Deere Owner Trust, Series 2010-A,
Class A4 2.130%, 10/17/2016	1,000,000	1,010,790
LCM LP, Series 8A, Class A
2.055%, 01/14/2021 (P)(S)	1,300,000	1,310,097
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	15,776	16,084
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	446,965
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	636,170
Series 2011-1, Class B,
2.350%, 11/16/2015	1,095,000	1,112,604
Saxon Asset Securities Trust,
Series 2006-3, Class A3
0.405%, 10/25/2046 (P)	900,000	479,847
Securitized Asset Backed Receivables LLC
Series 2006-HE1, Class A2B,
0.325%, 07/25/2036 (P)	1,260,901	501,470

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Securitized Asset Backed
Receivables LLC (continued)
Series 2006-HE1, Class A2D,
0.475%, 07/25/2036 (P)	$1,238,927	$506,642
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	328,782	329,288
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	232,579

TOTAL ASSET BACKED SECURITIES (Cost $14,910,181)		$15,115,916

SHORT-TERM INVESTMENTS - 19.1%
Repurchase Agreement - 19.1%
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 08/31/2012
at 0.210% to be repurchased at
$40,300,940 on 09/04/2012,
collateralized by $36,525,002
Government National Mortgage
Association, 4.000%-7.000% due
12/15/2038-05/20/2042 (valued at
$41,106,000 including interest)	40,300,000	40,300,000
BNP Paribas Tri-Party Repurchase
Agreement dated 08/31/2012 at 0.200%
to be repurchased at $48,001,067 on
09/04/2012, collateralized by
$44,422,054, Government National
Mortgage Association, 4.000% due
10/15/2014-11/20/2041 (valued at
$48,961,001, including interest)	48,000,000	48,000,000

		88,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $88,300,000)		$88,300,000

Total Investments (Investment Quality Bond Fund)
(Cost $492,243,007) - 112.5%		$519,706,211
Other assets and liabilities, net - (12.5%)		(57,550,215)

TOTAL NET ASSETS - 100.0%		$462,155,996

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 24.1%
Auto Components - 1.7%
BorgWarner, Inc. (I) (L)	3,580	$246,232
Delphi Automotive PLC (I)	6,329	191,705
Gentex Corp.	4,578	80,207
The Goodyear Tire & Rubber Company (I)	7,714	94,111

		612,255
Automobiles - 0.8%
Harley-Davidson, Inc.	7,301	306,350
Distributors - 0.5%
LKQ Corp. (I)	4,425	167,000
Diversified Consumer Services - 0.4%
Apollo Group, Inc., Class A (I)	3,369	90,458
Weight Watchers International, Inc.	867	41,417

		131,875

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc. (I)	990	$285,754
Dunkin’ Brands Group, Inc.	2,496	72,708
Hyatt Hotels Corp., Class A (I)	509	19,306
International Game Technology	3,313	40,717
MGM Resorts International (I)	11,581	114,189
Panera Bread Company, Class A (I)	896	138,790
Starwood Hotels & Resorts Worldwide, Inc.	6,213	342,523

		1,013,987
Household Durables - 1.8%
Garmin, Ltd.	1,300	52,455
Lennar Corp., Class A	5,027	163,026
NVR, Inc. (I)	77	63,770
PulteGroup, Inc. (I)	10,954	149,851
Tempur-Pedic International, Inc. (I)	2,040	63,730
Toll Brothers, Inc. (I)	2,400	78,528
Tupperware Brands Corp.	1,790	95,729

		667,089
Internet & Catalog Retail - 0.9%
Liberty Interactive Corp., Series A (I)	5,779	105,409
Netflix, Inc. (I)	1,676	100,091
TripAdvisor, Inc. (I) (L)	3,286	109,884

		315,384
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	2,056	154,591
Media - 3.6%
Cablevision Systems Corp., Class A	6,273	93,781
Charter Communications, Inc., Class A (I)	1,290	100,362
Lamar Advertising Company, Class A (I)	1,273	42,162
Liberty Global, Inc., Class A (I)	4,303	237,827
Liberty Global, Inc., Series C (I)	3,579	186,788
Scripps Networks Interactive, Inc., Class A	2,792	165,007
Sirius XM Radio, Inc. (I)	118,945	300,931
The Interpublic Group of Companies, Inc.	7,131	75,874
Virgin Media, Inc. (L)	5,352	147,555

		1,350,287
Multiline Retail - 1.6%
Dollar Tree, Inc. (I)	7,249	349,184
Family Dollar Stores, Inc.	3,098	197,157
Sears Holdings Corp. (I)	1,197	63,142

		609,483
Specialty Retail - 7.7%
Abercrombie & Fitch Company, Class A	2,729	98,217
Advance Auto Parts, Inc.	2,323	165,212
AutoNation, Inc. (I) (L)	1,137	45,707
CarMax, Inc. (I) (L)	7,171	219,361
Dick’s Sporting Goods, Inc.	2,907	144,652
O’Reilly Automotive, Inc. (I)	3,940	334,703
PetSmart, Inc.	3,386	240,135
Ross Stores, Inc.	7,082	490,004
Sally Beauty Holdings, Inc. (I)	5,681	156,228
Signet Jewelers, Ltd.	2,654	121,712
Tiffany & Company	3,958	245,198
Tractor Supply Company	2,268	216,549
Ulta Salon Cosmetics & Fragrance, Inc.	1,890	177,660
Urban Outfitters, Inc. (I) (L)	3,646	136,871
Williams-Sonoma, Inc.	1,033	42,374

		2,834,583
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (I)	1,229	60,860
Fossil, Inc. (I)	1,660	141,017

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. (I)	3,178	$207,174
PVH Corp.	2,177	204,420
Under Armour, Inc., Class A (I)	2,433	141,625

		755,096

		8,917,980
Consumer Staples - 3.0%
Beverages - 1.1%
Beam, Inc.	2,228	130,026
Monster Beverage Corp. (I)	4,692	276,500

		406,526
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (I) (L)	4,194	101,956
Hillshire Brands Company	2,439	63,585
Hormel Foods Corp. (L)	1,612	46,297
Ingredion, Inc.	847	45,594

		257,432
Household Products - 0.7%
Church & Dwight Company, Inc.	2,166	118,567
Energizer Holdings, Inc.	2,040	140,556

		259,123
Personal Products - 0.5%
Herbalife, Ltd.	3,679	178,027

		1,101,108
Energy - 11.2%
Energy Equipment & Services - 2.8%
Core Laboratories NV	1,507	184,140
Dresser-Rand Group, Inc. (I)	2,377	120,324
FMC Technologies, Inc. (I)	7,471	349,942
Helmerich & Payne, Inc.	3,352	152,985
Oceaneering International, Inc.	3,381	181,019
Superior Energy Services, Inc. (I)	1,739	36,119

		1,024,529
Oil, Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corp. (L)	4,258	176,324
Cobalt International Energy, Inc. (I)	5,800	131,718
Concho Resources, Inc. (I)	3,120	279,989
CONSOL Energy, Inc.	7,190	217,138
Continental Resources, Inc. (I)	1,437	106,424
Denbury Resources, Inc. (I)	12,196	188,916
EQT Corp.	4,672	252,101
HollyFrontier Corp.	2,207	88,920
Kinder Morgan Management LLC (I)	1,569	116,274
Laredo Petroleum, Inc. (I)	800	17,408
Pioneer Natural Resources Company	3,652	355,551
Plains Exploration & Production Company (I)	2,649	104,159
QEP Resources, Inc.	5,653	162,185
Range Resources Corp.	5,068	330,376
SandRidge Energy, Inc. (I)	11,683	76,757
SM Energy Company	2,037	96,208
Sunoco, Inc.	1,188	56,062
Ultra Petroleum Corp. (I)	4,815	98,996
Whiting Petroleum Corp. (I)	3,715	165,392
WPX Energy, Inc. (I)	6,310	98,436

		3,119,334

		4,143,863
Financials - 6.2%
Capital Markets - 1.2%
Affiliated Managers Group, Inc. (I)	1,604	188,662

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Eaton Vance Corp. (L)	3,662	$99,204
LPL Financial Holdings, Inc.	1,755	50,316
SEI Investments Company	4,488	97,614

		435,796
Diversified Financial Services - 1.7%
CBOE Holdings, Inc.	2,827	80,400
IntercontinentalExchange, Inc. (I)	2,273	310,719
Moody’s Corp.	2,240	88,704
MSCI, Inc. (I)	3,862	135,479

		615,302
Insurance - 0.8%
Arch Capital Group, Ltd. (I)	4,250	169,618
Brown & Brown, Inc.	3,893	102,152
Erie Indemnity Company	452	28,824

		300,594
Real Estate Investment Trusts - 1.8%
Digital Realty Trust, Inc.	1,338	99,694
Essex Property Trust, Inc.	556	84,501
Federal Realty Investment Trust	710	76,616
Host Hotels & Resorts, Inc.	14,558	222,737
Taubman Centers, Inc.	1,854	148,357
Weingarten Realty Investors	1,861	51,978

		683,883
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (I)	9,728	168,392
Jones Lang LaSalle, Inc.	895	64,556

		232,948
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	5,300	38,107

		2,306,630
Health Care - 14.4%
Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc. (I)	3,812	142,340
Onyx Pharmaceuticals, Inc. (I)	2,009	144,487
Regeneron Pharmaceuticals, Inc. (I)	2,326	344,364
Vertex Pharmaceuticals, Inc. (I)	6,596	351,765

		982,956
Health Care Equipment & Supplies - 3.5%
C.R. Bard, Inc.	2,490	244,294
DENTSPLY International, Inc.	4,424	160,458
Edwards Lifesciences Corp. (I)	3,581	365,656
IDEXX Laboratories, Inc. (I)	1,718	163,313
ResMed, Inc.	4,456	167,412
Varian Medical Systems, Inc. (I)	3,482	204,707

		1,305,840
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	7,904	304,462
DaVita, Inc. (I)	2,967	288,600
Henry Schein, Inc. (I) (L)	2,842	218,294
Laboratory Corp. of America Holdings (I)	3,024	265,961
Patterson Companies, Inc.	2,798	95,048
Universal Health Services, Inc., Class B	1,853	74,027

		1,246,392
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (I)	5,768	60,564
Cerner Corp. (I) (L)	4,569	334,177

		394,741

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc., Class A (I)	403	$40,453
Covance, Inc. (I)	1,120	53,525
Illumina, Inc. (I) (L)	3,896	163,944
Mettler-Toledo International, Inc. (I)	996	164,450
Waters Corp. (I)	2,775	222,527

		644,899
Pharmaceuticals - 2.0%
Endo Health Solutions, Inc. (I)	1,300	41,366
Mylan, Inc. (I)	13,524	318,761
Perrigo Company (L)	2,773	304,947
Warner Chilcott PLC, Class A	5,603	76,313

		741,387

		5,316,215
Industrials - 13.3%
Aerospace & Defense - 1.6%
BE Aerospace, Inc. (I)	3,284	132,214
Textron, Inc.	8,853	236,552
TransDigm Group, Inc. (I)	1,523	211,118

		579,884
Building Products - 0.5%
Masco Corp.	7,410	104,926
Owens Corning, Inc. (I)	2,402	80,131

		185,057
Commercial Services & Supplies - 1.2%
Copart, Inc. (I)	3,360	89,746
Stericycle, Inc. (I)	2,684	245,640
Waste Connections, Inc.	3,742	108,331

		443,717
Construction & Engineering - 0.1%
Foster Wheeler AG (I)	1,218	26,674
Electrical Equipment - 2.0%
AMETEK, Inc.	7,623	261,545
Roper Industries, Inc.	3,069	315,463
Sensata Technologies Holding NV (I)	2,791	83,814
The Babcock & Wilcox Company (I)	3,376	83,286

		744,108
Machinery - 2.5%
Donaldson Company, Inc.	4,495	158,629
Flowserve Corp.	1,725	220,214
Gardner Denver, Inc.	1,560	94,037
IDEX Corp.	1,357	54,090
Joy Global, Inc.	3,304	176,368
Pall Corp. (L)	1,834	101,805
WABCO Holdings, Inc. (I)	2,040	119,789

		924,932
Professional Services - 1.9%
IHS, Inc., Class A (I)	1,746	199,114
Nielsen Holdings NV (I)	4,026	112,889
Robert Half International, Inc.	2,175	57,203
The Dun & Bradstreet Corp.	1,522	123,206
Verisk Analytics, Inc., Class A (I)	4,468	216,787

		709,199
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc. (L)	2,923	153,282
Kansas City Southern	3,436	265,706

		418,988
Trading Companies & Distributors - 2.4%
Fastenal Company	8,768	377,813

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Company, Inc., Class A	1,487	$103,049
W.W. Grainger, Inc. (L)	1,863	383,703

		864,565

		4,897,124
Information Technology - 19.9%
Communications Equipment - 1.0%
F5 Networks, Inc. (I)	2,507	244,407
Polycom, Inc. (I)	3,710	38,658
Riverbed Technology, Inc. (I)	4,805	96,052

		379,117
Computers & Peripherals - 0.7%
SanDisk Corp. (I)	2,679	110,428
Western Digital Corp. (I)	3,652	152,727

		263,155
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	5,062	308,124
Dolby Laboratories, Inc., Class A (I)	1,637	54,316
Flextronics International, Ltd. (I)	7,795	52,460
FLIR Systems, Inc.	4,907	97,159
Trimble Navigation, Ltd. (I)	3,974	194,925

		706,984
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (I)	5,673	212,794
Equinix, Inc. (I)	1,502	296,870
IAC/InterActiveCorp	2,400	124,416
LinkedIn Corp., Class A (I)	1,947	208,913
Rackspace Hosting, Inc. (I)	3,428	205,611
VeriSign, Inc. (I)	4,934	235,253

		1,283,857
IT Services - 3.5%
Alliance Data Systems Corp. (I)	1,584	218,038
Fiserv, Inc. (I)	4,264	304,066
Gartner, Inc. (I)	2,951	145,750
Global Payments, Inc.	2,515	104,750
Teradata Corp. (I)	5,303	405,043
VeriFone Systems, Inc. (I)	3,371	117,109

		1,294,756
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (I)	18,704	69,579
Atmel Corp. (I)	13,822	81,964
Avago Technologies, Ltd.	7,238	264,694
Cree, Inc. (I)	3,502	98,756
Freescale Semiconductor Holdings I, Ltd. (I)	1,513	15,145
Lam Research Corp. (I)	2,238	76,383
Linear Technology Corp.	7,249	239,398
LSI Corp. (I)	17,913	139,542
Micron Technology, Inc. (I)	31,260	194,125
NVIDIA Corp. (I)	9,651	135,404
Skyworks Solutions, Inc. (I)	6,014	183,186

		1,498,176
Software - 5.2%
ANSYS, Inc. (I)	2,909	202,757
Autodesk, Inc. (I)	7,152	222,070
BMC Software, Inc. (I)	4,970	205,758
Electronic Arts, Inc. (I)	3,452	46,015
FactSet Research Systems, Inc.	1,354	124,934
Fortinet, Inc. (I)	4,016	106,464
Informatica Corp. (I)	3,389	110,481
MICROS Systems, Inc. (I)	2,525	127,917

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Nuance Communications, Inc. (I)	7,659	$182,667
Red Hat, Inc. (I)	6,027	337,753
Solera Holdings, Inc.	2,220	91,309
TIBCO Software, Inc. (I)	5,148	154,028
Zynga, Inc. (I)	6,041	16,915

		1,929,068

		7,355,113
Materials - 5.5%
Chemicals - 4.3%
Albemarle Corp.	2,833	155,050
Celanese Corp., Series A	4,883	186,824
CF Industries Holdings, Inc.	725	150,082
FMC Corp.	4,283	232,653
Sigma-Aldrich Corp.	3,823	271,548
The Scotts Miracle-Gro Company, Class A	1,347	56,103
The Sherwin-Williams Company	2,744	392,612
W.R. Grace & Company (I)	2,219	128,169

		1,573,041
Construction Materials - 0.1%
Vulcan Materials Company	1,437	55,928
Containers & Packaging - 0.9%
AptarGroup, Inc.	744	37,684
Ball Corp.	4,693	197,904
Crown Holdings, Inc. (I)	3,054	110,708

		346,296
Metals & Mining - 0.2%
Molycorp, Inc. (I)	2,534	29,166
Walter Energy, Inc.	1,273	41,627

		70,793

		2,046,058
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (I)	3,001	64,672
Wireless Telecommunication Services - 0.7%
MetroPCS Communications, Inc. (I)	5,000	48,650
SBA Communications Corp., Class A (I) (L)	3,788	226,447

		275,097

		339,769
Utilities - 0.6%
Electric Utilities - 0.3%
ITC Holdings Corp.	1,622	116,752
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (I)	6,445	113,110

		229,862

TOTAL COMMON STOCKS (Cost $29,436,786)		$36,653,722

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	101	0

TOTAL RIGHTS (Cost $679)		$0

SECURITIES LENDING COLLATERAL - 5.7%
John Hancock Collateral
Investment Trust, 0.3443% (W) (Y)	211,388	2,115,591

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,114,696)		$2,115,591

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.0%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0800% (Y)	385,480	385,480
U.S. Government - 0.2%
U.S. Treasury Notes, 0.0048% (F) *	$25,000	$25,000
U.S. Treasury Notes, 0.0061% (F) *	30,000	29,995

		54,995

TOTAL SHORT-TERM INVESTMENTS (Cost $440,475)		$440,475

Total Investments (Mid Cap Growth Index Fund)
(Cost $31,992,636) - 106.0%		$39,209,788
Other assets and liabilities, net - (6.0%)		(2,231,258)

TOTAL NET ASSETS - 100.0%		$36,978,530

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.1%
Consumer Discretionary - 27.3%
Auto Components - 1.8%
Allison Transmission Holdings, Inc. (L)	395,920	$7,035,489
Tenneco, Inc. (I)	356,060	10,813,542

		17,849,031
Hotels, Restaurants & Leisure - 4.7%
Buffalo Wild Wings, Inc. (I)(L)	133,990	10,287,752
Burger King Worldwide, Inc. (I)(L)	1,078,117	14,047,865
Life Time Fitness, Inc. (I)(L)	246,020	11,681,030
The Cheesecake Factory, Inc. (L)	347,260	11,532,505

		47,549,152
Household Durables - 3.1%
Jarden Corp.	154,548	7,469,305
Lennar Corp., Class A (L)	169,850	5,508,236
PulteGroup, Inc. (I)(L)	295,600	4,043,808
Standard Pacific Corp. (I)(L)	864,970	5,795,299
Whirlpool Corp.	104,310	7,871,233

		30,687,881
Internet & Catalog Retail - 2.6%
HomeAway, Inc. (I)(L)	425,280	10,062,125
Kayak Software Corp. (I)(L)	229,700	6,270,810
Shutterfly, Inc. (I)(L)	333,853	9,932,127

		26,265,062
Leisure Equipment & Products - 0.5%
Brunswick Corp. (L)	205,664	4,872,180
Media - 3.5%
AMC Networks, Inc., Class A (I)	170,480	6,706,683
DreamWorks Animation
SKG, Inc., Class A (I)(L)	332,370	5,640,319
Pandora Media, Inc. (I)(L)	907,270	10,878,167
Sirius XM Radio, Inc. (I)(L)	4,517,070	11,428,187

		34,653,356
Specialty Retail - 6.9%
CarMax, Inc. (I)	270,090	8,262,053
DSW, Inc., Class A	148,490	9,580,575
Express, Inc. (I)	267,721	4,179,125
GNC Holdings, Inc., Class A	303,776	11,801,698
Hibbett Sports, Inc. (I)(L)	109,730	6,368,729

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	142,580	$9,865,110
The Children’s Place Retail Stores, Inc. (I)(L)	150,308	8,558,538
Urban Outfitters, Inc. (I)(L)	282,570	10,607,678

		69,223,506
Textiles, Apparel & Luxury Goods - 4.2%
Hanesbrands, Inc. (I)(L)	545,780	17,699,645
PVH Corp.	140,990	13,238,961
Samsonite International SA	5,784,900	10,783,424

		41,722,030

		272,822,198
Energy - 6.3%
Energy Equipment & Services - 1.8%
Ensco PLC, Class A	185,500	10,642,135
Trican Well Service, Ltd.	580,000	7,001,775

		17,643,910
Oil, Gas & Consumable Fuels - 4.5%
Cabot Oil & Gas Corp.	299,160	12,388,216
Cobalt International Energy, Inc. (I)	247,050	5,610,506
Pioneer Natural Resources Company	70,740	6,887,246
Southwestern Energy Company (I)	361,120	11,241,666
Whiting Petroleum Corp. (I)	196,090	8,729,927

		44,857,561

		62,501,471
Financials - 6.5%
Capital Markets - 1.1%
Invesco, Ltd.	463,530	10,976,390
Commercial Banks - 1.5%
M&T Bank Corp. (L)	109,560	9,520,764
Regions Financial Corp.	743,210	5,172,742

		14,693,506
Diversified Financial Services - 1.0%
NYSE Euronext	398,720	9,987,936
Insurance - 1.0%
Aon PLC	193,800	10,069,848
Real Estate Investment Trusts - 1.2%
Host Hotels & Resorts, Inc. (L)	773,520	11,834,856
Real Estate Management & Development - 0.7%
Zillow, Inc., Class A (I)(L)	175,200	7,290,072

		64,852,608
Health Care - 18.8%
Biotechnology - 2.1%
Arena Pharmaceuticals, Inc. (I)(L)	571,920	5,170,157
Cubist Pharmaceuticals, Inc. (I)	116,560	5,385,072
Onyx Pharmaceuticals, Inc. (I)	56,280	4,047,658
Regeneron Pharmaceuticals, Inc. (I)(L)	42,170	6,243,269

		20,846,156
Health Care Equipment & Supplies - 6.0%
Align Technology, Inc. (I)	75,528	2,564,176
Edwards Lifesciences Corp. (I)	243,280	24,841,321
HeartWare International, Inc. (I)(L)	147,330	13,196,348
Hologic, Inc. (I)(L)	972,980	19,099,597

		59,701,442
Health Care Providers & Services - 4.6%
Air Methods Corp. (I)(L)	67,630	7,881,600
Cardinal Health, Inc.	287,980	11,389,609
Catamaran Corp. (I)	218,486	19,041,055

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc. (I)	272,970	$7,793,294

		46,105,558
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	357,410	13,281,356
PAREXEL International Corp. (I)	373,040	10,739,822
Waters Corp. (I)	55,870	4,480,215

		28,501,393
Pharmaceuticals - 3.2%
Auxilium Pharmaceuticals, Inc. (I)	197,870	4,610,371
Forest Laboratories, Inc. (I)	279,210	9,685,795
Salix Pharmaceuticals, Ltd. (I)	125,400	5,512,584
Watson Pharmaceuticals, Inc. (I)	150,570	12,248,870

		32,057,620

		187,212,169
Industrials - 12.1%
Aerospace & Defense - 1.3%
DigitalGlobe, Inc. (I)(L)	612,900	12,729,933
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	270,640	9,908,130
Airlines - 1.0%
Spirit Airlines, Inc. (I)	488,958	9,559,129
Building Products - 1.0%
Owens Corning, Inc. (I)	290,910	9,704,758
Construction & Engineering - 0.7%
Fluor Corp.	145,020	7,468,530
Electrical Equipment - 1.2%
Polypore International, Inc. (I)(L)	374,550	12,142,911
Machinery - 1.6%
Colfax Corp. (I)	323,000	10,623,470
WABCO Holdings, Inc. (I)	88,148	5,176,051

		15,799,521
Professional Services - 2.9%
Capita PLC	1,121,911	12,867,925
IHS, Inc., Class A (I)(L)	141,098	16,090,816

		28,958,741
Road & Rail - 0.9%
Localiza Rent a Car SA	531,300	9,370,186
Trading Companies & Distributors - 0.5%
United Rentals, Inc. (I)(L)	162,124	5,238,226

		120,880,065
Information Technology - 23.2%
Communications Equipment - 1.0%
Finisar Corp. (I)(L)	349,100	4,796,634
Riverbed Technology, Inc. (I)	243,890	4,875,361

		9,671,995
Electronic Equipment, Instruments & Components - 2.8%
Jabil Circuit, Inc.	435,460	9,919,779
National Instruments Corp.	184,260	4,746,538
Trimble Navigation, Ltd. (I)(L)	159,430	7,820,042
Universal Display Corp. (I)(L)	140,170	5,658,663

		28,145,022
Internet Software & Services - 5.8%
Akamai Technologies, Inc. (I)	202,810	7,607,403
CoStar Group, Inc. (I)	50,400	4,095,000
Equinix, Inc. (I)(L)	78,710	15,557,032
IAC/InterActiveCorp	240,170	12,450,413

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LinkedIn Corp., Class A (I)	173,780	$18,646,594

		58,356,442
IT Services - 2.3%
Gartner, Inc. (I)(L)	212,439	10,492,362
Genpact, Ltd.	390,840	7,132,830
Teradata Corp. (I)	65,580	5,009,000

		22,634,192
Semiconductors & Semiconductor Equipment - 1.5%
Skyworks Solutions, Inc. (I)	495,690	15,098,717
Software - 9.8%
Activision Blizzard, Inc.	1,035,060	12,172,306
BroadSoft, Inc. (I)(L)	209,062	7,570,135
Cadence Design Systems, Inc. (I)(L)	1,340,000	17,688,000
Concur Technologies, Inc. (I)(L)	174,000	12,597,600
Jive Software, Inc. (I)(L)	41,484	625,994
Salesforce.com, Inc. (I)(L)	130,560	18,954,701
Solera Holdings, Inc.	322,360	13,258,667
Splunk, Inc. (I)	204,500	7,034,800
TIBCO Software, Inc. (I)	273,300	8,177,136

		98,079,339

		231,985,707
Materials - 2.9%
Chemicals - 0.9%
Methanex Corp. (L)	309,110	9,214,569
Containers & Packaging - 2.0%
Ball Corp.	234,040	9,869,467
Crown Holdings, Inc. (I)	279,810	10,143,113

		20,012,580

		29,227,149
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Crown Castle International Corp. (I)	160,770	10,202,464

TOTAL COMMON STOCKS (Cost $828,381,474)		$979,683,831

SECURITIES LENDING COLLATERAL - 19.7%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	19,698,425	197,143,805

TOTAL SECURITIES LENDING
COLLATERAL (Cost $197,079,210)		$197,143,805

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Deutsche Tri-Party Repurchase Agreement
dated 08/31/2012 at 0.210% to be
repurchased at $29,500,688 on 09/04/2012,
collateralized by $26,580,217 Government
National Mortgage Association, 4.000% -
7.000% due 01/15/2035 - 03/15/2052
(valued at $30,090,000 including interest)	$29,500,000	$29,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,500,000)		$29,500,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,054,960,684) - 120.8%		$1,206,327,636
Other assets and liabilities, net - (20.8%)		(207,659,392)

TOTAL NET ASSETS - 100.0%		$998,668,244

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.8%
Consumer Discretionary - 12.0%
Auto Components - 2.0%
TRW Automotive Holdings Corp. (I)	18,242	$797,358
Visteon Corp. (I)	13,770	633,695

		1,431,053
Automobiles - 0.5%
Ford Motor Company	38,350	358,189
Diversified Consumer Services - 0.4%
Apollo Group, Inc., Class A (I)	3,896	104,608
Capella Education Company (I)	3,943	122,509
ITT Educational Services, Inc. (I) (L)	2,371	75,896

		303,013
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	3,704	192,423
Penn National Gaming, Inc. (I)	9,667	379,816
Royal Caribbean Cruises, Ltd. (L)	20,521	554,477

		1,126,716
Household Durables - 0.5%
Newell Rubbermaid, Inc.	20,342	364,732
Internet & Catalog Retail - 0.8%
Liberty Interactive Corp., Series A (I)	29,424	536,694
Liberty Ventures, Series A (I)	1,471	67,651

		604,345
Leisure Equipment & Products - 0.5%
Hasbro, Inc. (L)	10,406	390,329
Media - 3.5%
DISH Network Corp., Class A	16,762	536,217
Liberty Media Corp. - Liberty
Capital, Series A (I)	4,384	457,164
National CineMedia, Inc.	29,832	432,564
Regal Entertainment Group, Class A (L)	20,160	280,224
The Interpublic Group of Companies, Inc.	19,595	208,491
Virgin Media, Inc. (L)	23,421	645,717

		2,560,377
Multiline Retail - 2.3%
Kohl’s Corp.	10,600	553,320
Macy’s, Inc.	27,946	1,126,503

		1,679,823

		8,818,577
Consumer Staples - 4.7%
Food Products - 2.5%
Hillshire Brands Company	8,804	229,520
Post Holdings, Inc. (I)	9,724	290,261
Ralcorp Holdings, Inc. (I)	12,619	895,444
Smithfield Foods, Inc. (I)	2,684	51,855
The Hershey Company	4,774	342,869
Tyson Foods, Inc., Class A	3,742	58,600

		1,868,549
Tobacco - 2.2%
Lorillard, Inc.	12,955	1,625,982

		3,494,531
Energy - 8.5%
Energy Equipment & Services - 2.6%
C&J Energy Services, Inc. (I) (L)	12,540	252,430
Ensco PLC, Class A	8,304	476,400
McDermott International, Inc. (I)	15,458	172,202
Noble Corp. (I)	27,211	1,037,828

		1,938,860

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 5.9%
Enbridge, Inc.	49,942	$1,968,714
Kinder Morgan, Inc.	8,555	306,012
Pioneer Natural Resources Company	5,240	510,166
QEP Resources, Inc.	16,321	468,249
Valero Energy Corp.	10,564	330,231
Whiting Petroleum Corp. (I)	16,424	731,196

		4,314,568

		6,253,428
Financials - 21.1%
Capital Markets - 2.2%
Invesco, Ltd.	50,053	1,185,255
Lazard, Ltd., Class A (L)	14,782	421,139

		1,606,394
Commercial Banks - 8.0%
CIT Group, Inc. (I)	64,221	2,424,985
Comerica, Inc.	26,979	828,525
Fifth Third Bancorp	57,222	866,341
Huntington Bancshares, Inc.	108,009	712,859
M&T Bank Corp. (L)	6,021	523,225
SunTrust Banks, Inc.	9,620	242,135
TCF Financial Corp.	30,360	337,603

		5,935,673
Diversified Financial Services - 0.3%
PICO Holdings, Inc. (I)	8,843	192,601
Insurance - 7.9%
Axis Capital Holdings, Ltd.	14,375	489,756
Everest Re Group, Ltd.	9,221	955,849
Hartford Financial Services Group, Inc.	12,900	231,297
Lincoln National Corp.	37,749	876,532
PartnerRe, Ltd.	6,708	492,367
Reinsurance Group of America, Inc.	7,300	428,802
Validus Holdings, Ltd.	16,614	556,735
W.R. Berkley Corp.	6,500	242,970
XL Group PLC	66,255	1,531,816

		5,806,124
Real Estate Investment Trusts - 2.7%
Boston Properties, Inc.	1,892	212,150
Digital Realty Trust, Inc.	2,857	212,875
Douglas Emmett, Inc.	10,258	246,089
Equity Lifestyle Properties, Inc.	3,065	210,749
Hospitality Properties Trust	8,422	202,718
Rayonier, Inc. (L)	13,427	657,789
Taubman Centers, Inc.	3,103	248,302

		1,990,672

		15,531,464
Health Care - 9.6%
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (I)	33,470	180,738
Teleflex, Inc.	12,812	845,976
Zimmer Holdings, Inc.	12,360	763,601

		1,790,315
Health Care Providers & Services - 2.2%
Cigna Corp.	22,483	1,029,047
Humana, Inc.	8,585	601,637

		1,630,684
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	18,758	697,047

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 4.0%
Mylan, Inc. (I)	54,294	$1,279,710
Watson Pharmaceuticals, Inc. (I)	20,478	1,665,885

		2,945,595

		7,063,641
Industrials - 14.1%
Aerospace & Defense - 1.1%
Embraer SA, ADR (I)	14,774	398,159
Engility Holdings Inc (I)	432	7,996
L-3 Communications Holdings, Inc.	2,593	182,132
Raytheon Company	4,159	235,067

		823,354
Airlines - 0.9%
Delta Air Lines, Inc. (I)	29,869	258,367
United Continental Holdings, Inc. (I) (L)	12,819	236,511
US Airways Group, Inc. (I) (L)	18,491	197,114

		691,992
Building Products - 1.3%
AO Smith Corp.	16,719	914,696
Construction & Engineering - 1.8%
Chicago Bridge & Iron Company NV (L)	18,080	665,706
Jacobs Engineering Group, Inc. (I)	8,342	329,843
KBR, Inc.	11,727	317,684

		1,313,233
Electrical Equipment - 3.8%
Cooper Industries PLC	32,029	2,342,921
Rockwell Automation, Inc. (L)	6,766	487,558

		2,830,479
Machinery - 1.6%
AGCO Corp. (I)	9,947	418,669
Parker Hannifin Corp. (L)	9,274	741,735

		1,160,404
Road & Rail - 3.6%
Con-way, Inc.	8,333	252,573
J.B. Hunt Transport Services, Inc. (L)	13,462	705,947
Kansas City Southern	16,760	1,296,051
Werner Enterprises, Inc. (L)	16,463	366,302

		2,620,873

		10,355,031
Information Technology - 7.7%
Communications Equipment - 0.5%
Juniper Networks, Inc. (I)	20,400	355,776
Computers & Peripherals - 1.1%
Diebold, Inc.	3,060	99,695
NCR Corp. (I)	32,776	733,855

		833,550
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp., Class A (L)	12,383	753,753
Avnet, Inc. (I)	24,889	801,675

		1,555,428
IT Services - 0.8%
Amdocs, Ltd. (I)	18,212	587,155
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	7,500	298,050
LSI Corp. (I)	114,588	892,641
Microchip Technology, Inc. (L)	22,408	778,678

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp. (I)	61,740	$384,640

		2,354,009

		5,685,918
Materials - 7.5%
Chemicals - 5.7%
Agrium, Inc.	5,031	494,950
Eastman Chemical Company	37,877	2,093,083
PPG Industries, Inc.	14,412	1,585,608

		4,173,641
Containers & Packaging - 0.4%
Rock-Tenn Company, Class A	4,443	296,659
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	3,614	107,119
Freeport-McMoRan Copper & Gold, Inc.	4,179	150,904
Nucor Corp.	3,291	123,906

		381,929
Paper & Forest Products - 0.9%
Domtar Corp.	6,223	450,794
International Paper Company	7,237	250,111

		700,905

		5,553,134
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.	19,445	821,746
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (I)	95,200	461,720

		1,283,466
Utilities - 8.9%
Electric Utilities - 3.1%
Entergy Corp.	8,062	548,861
NV Energy, Inc.	21,047	369,164
Pepco Holdings, Inc. (L)	20,744	400,567
Pinnacle West Capital Corp.	13,011	668,375
Xcel Energy, Inc.	11,108	309,802

		2,296,769
Gas Utilities - 0.4%
Questar Corp.	13,378	264,216
Multi-Utilities - 5.4%
Ameren Corp.	10,134	331,584
CenterPoint Energy, Inc.	39,204	799,370
DTE Energy Company	16,501	963,658
Sempra Energy	12,756	844,447
Wisconsin Energy Corp. (L)	27,096	1,028,565

		3,967,624

		6,528,609

TOTAL COMMON STOCKS (Cost $47,591,950)		$70,567,799

CONVERTIBLE BONDS - 0.4%
Materials - 0.4%
Cemex SAB de CV 3.750%, 03/15/2018	$312,000	$288,990

TOTAL CONVERTIBLE BONDS (Cost $312,000)		$288,990

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.1%
Energy - 0.1%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00 ) (I)	23,960	75,474

TOTAL WARRANTS (Cost $25,565)		$75,474

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	490	0

TOTAL RIGHTS (Cost $3,317)		$0

SECURITIES LENDING COLLATERAL - 10.2%
John Hancock Collateral
Investment Trust, 0.3443% (W) (Y)	754,724	7,553,358

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,549,118)		$7,553,358

SHORT-TERM INVESTMENTS - 3.9%
Commercial Paper - 3.9%
Jupiter Securitization Company, LLC.,
0.1347%, 09/04/2012	$2,900,000	$2,899,957

TOTAL SHORT-TERM INVESTMENTS (Cost $2,899,957)		$2,899,957

Total Investments (Mid Cap Value Equity Fund)
(Cost $58,381,907) - 110.4%		$81,385,578
Other assets and liabilities, net - (10.4%)		(7,695,199)

TOTAL NET ASSETS - 100.0%		$73,690,379

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.1%
Consumer Discretionary - 13.0%
Auto Components - 1.4%
Autoliv, Inc.	2,506	$148,581
Delphi Automotive PLC (I)	2,900	87,841
Lear Corp.	2,619	101,696
TRW Automotive Holdings Corp. (I)	2,766	120,902

		459,020
Distributors - 0.8%
Genuine Parts Company (L)	4,192	264,767
Diversified Consumer Services - 0.4%
H&R Block, Inc.	7,747	128,290
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	3,453	179,383
Hyatt Hotels Corp., Class A (I)	763	28,941
International Game Technology	5,123	62,962
Royal Caribbean Cruises, Ltd.	3,758	101,541
Wyndham Worldwide Corp.	3,945	205,692

		578,519
Household Durables - 2.9%
D.R. Horton, Inc. (L)	7,510	142,615
Garmin, Ltd.	1,972	79,570
Harman International Industries, Inc.	1,910	87,917
Leggett & Platt, Inc.	3,815	90,568
Mohawk Industries, Inc. (I)	1,598	115,136
Newell Rubbermaid, Inc.	7,582	135,945

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
NVR, Inc. (I)	64	$53,004
Toll Brothers, Inc. (I)	2,006	65,636
Whirlpool Corp.	2,065	155,825

		926,216
Internet & Catalog Retail - 0.9%
Expedia, Inc.	2,400	123,264
Liberty Interactive Corp., Series A (I)	9,372	170,945

		294,209
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (L)	3,112	116,731
Mattel, Inc.	9,101	319,809

		436,540
Media - 0.9%
Gannett Company, Inc. (L)	6,316	96,382
Lamar Advertising Company, Class A (I)	596	19,740
The Interpublic Group of Companies, Inc.	5,839	62,127
The Washington Post Company, Class B (L)	127	44,768
Virgin Media, Inc. (L)	2,485	68,511

		291,528
Multiline Retail - 1.2%
J.C. Penney Company, Inc.	4,320	112,666
Nordstrom, Inc.	4,486	259,425

		372,091
Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	4,574	101,726
Foot Locker, Inc.	4,000	138,280
GameStop Corp., Class A (L)	3,562	67,963
Guess?, Inc.	1,945	50,687
Williams-Sonoma, Inc.	1,651	67,724

		426,380

		4,177,560
Consumer Staples - 6.7%
Beverages - 2.3%
Beam, Inc.	1,923	112,226
Coca-Cola Enterprises, Inc.	7,996	236,122
Constellation Brands, Inc., Class A (I)	4,354	143,421
Dr. Pepper Snapple Group, Inc.	5,622	251,922

		743,691
Food & Staples Retailing - 0.3%
Safeway, Inc.	6,357	99,487
Food Products - 3.7%
Bunge, Ltd.	3,922	249,635
Hillshire Brands Company	1,100	28,677
Hormel Foods Corp. (L)	2,576	73,983
Ingredion, Inc.	1,300	69,979
McCormick & Company, Inc., Non-
Voting Shares (L)	3,251	199,741
Ralcorp Holdings, Inc. (I)	1,509	107,079
Smithfield Foods, Inc. (I)	4,198	81,105
The J.M. Smucker Company	2,951	250,746
Tyson Foods, Inc., Class A	7,920	124,027

		1,184,972
Household Products - 0.4%
Church & Dwight Company, Inc.	1,908	104,444

		2,132,594

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 4.7%
Energy Equipment & Services - 1.3%
McDermott International, Inc. (I)	6,236	$69,469
Nabors Industries, Ltd. (I)	7,646	112,931
Patterson-UTI Energy, Inc.	4,142	62,917
Rowan Companies PLC (I)	3,290	115,742
Superior Energy Services, Inc. (I)	2,700	56,079

		417,138
Oil, Gas & Consumable Fuels - 3.4%
Cabot Oil & Gas Corp.	1,900	78,679
Cimarex Energy Company	2,332	133,414
Energen Corp.	1,910	97,506
HollyFrontier Corp.	3,400	136,986
Kinder Morgan Management LLC (I)	1,315	97,496
Newfield Exploration Company (I)	3,568	116,424
Peabody Energy Corp.	7,300	157,899
Plains Exploration & Production Company (I)	1,231	48,403
Sunoco, Inc.	1,800	84,942
Tesoro Corp.	3,785	150,416

		1,102,165

		1,519,303
Financials - 29.7%
Capital Markets - 1.1%
Ares Capital Corp.	6,437	111,167
Jefferies Group, Inc.	3,450	50,681
Legg Mason, Inc.	3,360	82,589
Raymond James Financial, Inc.	3,038	106,938

		351,375
Commercial Banks - 4.2%
BOK Financial Corp.	705	40,587
CIT Group, Inc. (I)	5,057	190,952
Comerica, Inc.	5,223	160,398
Commerce Bancshares, Inc.	2,045	82,270
Cullen/Frost Bankers, Inc.	1,468	81,621
First Republic Bank	2,370	77,475
Huntington Bancshares, Inc.	22,759	150,209
KeyCorp	25,783	217,351
Regions Financial Corp.	38,097	265,155
Zions Bancorporation	4,887	94,075

		1,360,093
Consumer Finance - 0.6%
SLM Corp.	12,979	204,419
Diversified Financial Services - 1.6%
Leucadia National Corp.	5,471	116,970
Moody’s Corp.	3,455	136,818
NYSE Euronext	6,770	169,589
The NASDAQ OMX Group, Inc.	3,378	77,255

		500,632
Insurance - 9.2%
Alleghany Corp. (I)	340	114,631
American Financial Group, Inc.	1,912	71,815
Arthur J. Gallagher & Company	3,100	110,732
Assurant, Inc.	2,300	81,075
Assured Guaranty, Ltd.	4,318	56,998
Axis Capital Holdings, Ltd.	3,214	109,501
Cincinnati Financial Corp. (L)	4,100	158,506
Erie Indemnity Company	386	24,615
Everest Re Group, Ltd.	1,420	147,197
Fidelity National Financial, Inc., Class A	5,278	99,438
Genworth Financial, Inc., Class A (I)	12,919	68,342
HCC Insurance Holdings, Inc.	2,661	88,026

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	7,719	$179,235
Markel Corp. (I)	242	105,246
Old Republic International Corp.	6,478	55,905
PartnerRe, Ltd.	1,719	126,175
Principal Financial Group, Inc.	8,100	222,264
Reinsurance Group of America, Inc.	1,948	114,426
RenaissanceRe Holdings, Ltd.	1,382	106,760
Torchmark Corp.	2,679	137,111
Unum Group	7,672	149,681
Validus Holdings, Ltd.	1,753	58,743
W.R. Berkley Corp.	3,084	115,280
White Mountains Insurance Group, Ltd.	149	77,531
Willis Group Holdings PLC	4,593	171,411
XL Group PLC	8,333	192,659

		2,943,303
Real Estate Investment Trusts - 11.9%
Alexandria Real Estate Equities, Inc.	1,665	123,044
American Capital Agency Corp.	8,936	311,330
AvalonBay Communities, Inc.	2,516	356,064
Camden Property Trust	2,112	146,636
Chimera Investment Corp.	27,223	69,146
DDR Corp.	5,888	89,615
Digital Realty Trust, Inc.	2,053	152,969
Duke Realty Corp.	7,123	103,284
Essex Property Trust, Inc.	460	69,911
Federal Realty Investment Trust	1,094	118,054
Health Care REIT, Inc.	6,054	353,796
Hospitality Properties Trust	3,260	78,468
Host Hotels & Resorts, Inc.	6,492	99,328
Kimco Realty Corp.	10,758	218,603
Liberty Property Trust	3,147	116,061
Piedmont Office Realty Trust, Inc., Class A	4,563	77,434
Plum Creek Timber Company, Inc. (L)	4,268	174,689
Rayonier, Inc. (L)	3,213	157,405
Realty Income Corp.	3,525	148,508
Regency Centers Corp.	2,439	119,511
Senior Housing Properties Trust	4,600	101,752
SL Green Realty Corp.	2,383	192,070
The Macerich Company	3,549	211,414
UDR, Inc.	6,564	165,741
Weingarten Realty Investors	1,555	43,431

		3,798,264
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	424	30,583
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	8,105	58,275
New York Community Bancorp, Inc. (L)	11,508	152,596
People’s United Financial, Inc.	9,603	114,948

		325,819

		9,514,488
Health Care - 5.0%
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. (I)	5,962	156,622
Hologic, Inc. (I)	6,984	137,096

		293,718
Health Care Providers & Services - 1.7%
Coventry Health Care, Inc.	3,822	159,110
Omnicare, Inc.	3,030	98,111
Quest Diagnostics, Inc.	4,200	253,974
Universal Health Services, Inc., Class B	869	34,717

		545,912

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A (I)	200	$20,076
Covance, Inc. (I)	500	23,895
Life Technologies Corp. (I)	4,800	229,008

		272,979
Pharmaceuticals - 1.5%
Endo Health Solutions, Inc. (I)	2,006	63,831
Hospira, Inc. (I)	4,475	150,271
Watson Pharmaceuticals, Inc. (I)	3,372	274,312

		488,414

		1,601,023
Industrials - 11.0%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.	2,585	181,570
Spirit Aerosystems Holdings, Inc., Class A (I)	3,136	77,961

		259,531
Airlines - 1.7%
Delta Air Lines, Inc. (I)	22,836	197,531
Southwest Airlines Company	20,401	182,385
United Continental Holdings, Inc. (I) (L)	8,750	161,438

		541,354
Building Products - 0.3%
Masco Corp.	3,321	47,025
Owens Corning, Inc. (I)	1,036	34,561

		81,586
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	2,785	86,976
Cintas Corp.	3,108	125,625
Iron Mountain, Inc.	3,400	111,520
Pitney Bowes, Inc. (L)	5,476	73,159
R.R. Donnelley & Sons Company (L)	4,679	51,375

		448,655
Construction & Engineering - 1.7%
AECOM Technology Corp. (I)	2,748	53,284
Foster Wheeler AG (I)	1,800	39,420
Jacobs Engineering Group, Inc. (I)	3,400	134,436
KBR, Inc.	3,937	106,653
Quanta Services, Inc. (I)	5,590	134,160
URS Corp.	2,067	75,259

		543,212
Electrical Equipment - 1.3%
Cooper Industries PLC	4,244	310,449
Hubbell, Inc., Class B	1,404	113,471

		423,920
Machinery - 2.4%
AGCO Corp. (I)	2,600	109,434
IDEX Corp.	1,100	43,846
Pall Corp. (L)	1,547	85,874
Pentair, Inc.	2,592	110,160
Snap-on, Inc.	1,600	111,072
SPX Corp.	1,384	88,438
Timken Company	2,251	90,400
Xylem, Inc.	4,900	119,021

		758,245
Professional Services - 1.1%
Equifax, Inc.	3,180	145,580
Manpower, Inc.	2,176	80,751
Robert Half International, Inc.	1,850	48,655

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Towers Watson & Company, Class A	1,533	$83,273

		358,259
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (I)	7,350	104,223

		3,518,985
Information Technology - 10.2%
Communications Equipment - 0.5%
Harris Corp. (L)	2,988	140,526
Polycom, Inc. (I)	1,600	16,672

		157,198
Computers & Peripherals - 2.0%
SanDisk Corp. (I)	4,174	172,052
Seagate Technology PLC	10,150	324,902
Western Digital Corp. (I)	3,151	131,775

		628,729
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (I)	3,031	109,874
Avnet, Inc. (I)	3,845	123,847
Flextronics International, Ltd. (I)	11,789	79,340
Ingram Micro, Inc., Class A (I)	3,968	60,591
Jabil Circuit, Inc.	5,010	114,128
Molex, Inc.	1,721	45,693
Molex, Inc., Class A	1,879	41,695

		575,168
IT Services - 1.6%
Computer Sciences Corp.	4,194	135,089
Fidelity National Information Services, Inc.	6,300	198,450
SAIC, Inc. (L)	7,244	88,449
Total Systems Services, Inc.	4,243	98,353

		520,341
Semiconductors & Semiconductor Equipment - 3.7%
KLA-Tencor Corp.	4,484	230,074
Lam Research Corp. (I)	3,469	118,397
Maxim Integrated Products, Inc.	7,860	213,320
Microchip Technology, Inc. (L)	5,156	179,171
NVIDIA Corp. (I)	8,023	112,563
ON Semiconductor Corp. (I)	12,212	76,081
Xilinx, Inc.	7,070	239,744

		1,169,350
Software - 0.6%
Electronic Arts, Inc. (I)	5,700	75,981
Synopsys, Inc. (I)	3,886	128,355

		204,336

		3,255,122
Materials - 8.0%
Chemicals - 3.4%
Airgas, Inc.	1,716	142,548
Ashland, Inc.	2,070	152,413
CF Industries Holdings, Inc.	1,142	236,405
Eastman Chemical Company	4,063	224,521
Huntsman Corp.	5,571	80,111
International Flavors & Fragrances, Inc.	2,197	132,962
Valspar Corp.	2,408	128,443

		1,097,403
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	1,228	93,795

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	2,223	$86,519

		180,314
Containers & Packaging - 1.8%
AptarGroup, Inc.	1,100	55,715
Bemis Company, Inc.	2,732	82,670
Crown Holdings, Inc. (I)	1,400	50,750
Greif, Inc., Class A	642	28,569
Owens-Illinois, Inc. (I)	4,141	72,385
Rock-Tenn Company, Class A	1,883	125,728
Sealed Air Corp.	4,765	67,997
Sonoco Products Company	2,715	83,052

		566,866
Metals & Mining - 1.6%
Allegheny Technologies, Inc.	2,742	81,273
Cliffs Natural Resources, Inc.	3,851	138,020
Reliance Steel & Aluminum Company	1,999	102,809
Steel Dynamics, Inc.	5,504	67,259
Titanium Metals Corp.	2,266	27,736
United States Steel Corp. (L)	3,809	74,085
Walter Energy, Inc.	563	18,410

		509,592
Paper & Forest Products - 0.6%
Domtar Corp.	971	70,339
MeadWestvaco Corp.	4,471	128,586

		198,925

		2,553,100
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp. (L)	27,010	124,786
Level 3 Communications, Inc. (I)	1,468	31,635
Windstream Corp. (L)	15,753	155,482

		311,903
Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (I)	4,100	39,893
Telephone & Data Systems, Inc.	2,619	64,218
United States Cellular Corp. (I)	364	13,814

		117,925

		429,828
Utilities - 10.5%
Electric Utilities - 1.6%
NV Energy, Inc.	6,269	109,958
OGE Energy Corp.	2,578	139,341
Pepco Holdings, Inc. (L)	5,954	114,972
Pinnacle West Capital Corp.	2,877	147,791

		512,062
Gas Utilities - 1.7%
AGL Resources, Inc.	3,065	121,527
National Fuel Gas Company	1,912	95,409
ONEOK, Inc.	5,218	232,358
UGI Corp.	2,958	90,160

		539,454
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (I)	2,908	51,035
NRG Energy, Inc.	6,164	131,540

		182,575
Multi-Utilities - 5.8%
Alliant Energy Corp.	2,908	128,185

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Ameren Corp.	6,545	$214,152
CenterPoint Energy, Inc.	10,698	218,132
CMS Energy Corp.	6,903	159,252
DTE Energy Company	4,554	265,950
Integrys Energy Group, Inc.	2,123	114,621
MDU Resources Group, Inc.	4,719	101,694
NiSource, Inc.	7,476	181,966
SCANA Corp. (L)	3,256	154,204
TECO Energy, Inc.	5,562	96,556
Wisconsin Energy Corp.	6,203	235,466

		1,870,178
Water Utilities - 0.8%
American Water Works Company, Inc.	4,676	172,404
Aqua America, Inc.	3,688	92,200

		264,604

		3,368,873

TOTAL COMMON STOCKS (Cost $28,337,123)		$32,070,876

RIGHTS - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	156	0

TOTAL RIGHTS (Cost $887)		$0

SECURITIES LENDING COLLATERAL - 7.0%
John Hancock Collateral
Investment Trust, 0.3443% (W) (Y)	224,786	2,249,680

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,248,800)		$2,249,680

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.6%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0800% (Y)	182,383	182,383
U.S. Government - 0.1%
U.S. Treasury Notes, 0.0950%,
11/08/2012 (F) *	$20,000	$19,996

TOTAL SHORT-TERM INVESTMENTS (Cost $202,379)		$202,379

Total Investments (Mid Cap Value Index Fund)
(Cost $30,789,189) - 107.8%		$34,522,935
Other assets and liabilities, net - (7.8%)		(2,491,188)

TOTAL NET ASSETS - 100.0%		$32,031,747

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.0%
Consumer Discretionary - 10.8%
Auto Components - 0.6%
Visteon Corp. (I)	78,600	$3,617,172
Diversified Consumer Services - 0.6%
Strayer Education, Inc. (L)	51,200	3,316,736
Weight Watchers International, Inc. (L)	8,432	402,797

		3,719,533
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	373,300	4,587,857

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
WMS Industries, Inc. (I)	137,100	$2,184,003

		6,771,860
Leisure Equipment & Products - 1.6%
Hasbro, Inc. (L)	51,800	1,943,018
Mattel, Inc.	168,900	5,935,146
Sankyo Company, Ltd.	37,800	1,749,392

		9,627,556
Media - 4.6%
Cablevision Systems Corp., Class A (L)	254,800	3,809,260
Charter Communications, Inc., Class A (I)	92,535	7,199,223
DISH Network Corp., Class A	138,000	4,414,620
DreamWorks Animation
SKG, Inc., Class A (I) (L)	315,900	5,360,823
Meredith Corp. (L)	22,600	735,856
Scholastic Corp. (L)	55,500	1,695,525
The Washington Post Company, Class B (L)	12,400	4,371,000

		27,586,307
Specialty Retail - 2.2%
Abercrombie & Fitch Company, Class A (L)	60,000	2,159,400
CarMax, Inc. (I) (L)	90,700	2,774,513
The Gap, Inc.	230,500	8,256,510

		13,190,423

		64,512,851
Consumer Staples - 9.4%
Beverages - 0.6%
Beam, Inc.	29,500	1,721,620
Brown-Forman Corp., Class B	33,300	2,134,530

		3,856,150
Food & Staples Retailing - 3.0%
Sysco Corp. (L)	260,500	7,893,150
The Kroger Company (L)	464,000	10,337,920

		18,231,070
Food Products - 4.2%
Archer-Daniels-Midland Company	189,500	5,069,125
Campbell Soup Company (L)	91,000	3,197,740
Flowers Foods, Inc. (L)	258,200	5,331,830
Kellogg Company	111,000	5,622,150
McCormick & Company, Inc., Non
Voting Shares (L)	54,700	3,360,768
Tootsie Roll Industries, Inc. (L)	91,987	2,333,710

		24,915,323
Household Products - 0.7%
The Clorox Company	58,000	4,219,500
Personal Products - 0.9%
Avon Products, Inc.	338,300	5,226,735

		56,448,778
Energy - 9.4%
Energy Equipment & Services - 1.3%
Exterran Holdings, Inc. (I)	420,300	7,729,317
Oil, Gas & Consumable Fuels - 8.1%
CONSOL Energy, Inc. (L)	196,800	5,943,360
Hess Corp.	171,500	8,665,895
Murphy Oil Corp.	152,800	7,843,224
Nexen, Inc.	437,500	11,029,375
QEP Resources, Inc.	276,200	7,924,178
Talisman Energy, Inc.	204,100	2,836,591

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	133,000	$4,157,580

		48,400,203

		56,129,520
Financials - 26.2%
Capital Markets - 6.2%
E*TRADE Financial Corp. (I)	940,110	8,056,743
Federated Investors, Inc., Class B (L)	31,600	670,552
Greenhill & Company, Inc. (L)	48,400	2,112,660
Janus Capital Group, Inc. (L)	89,300	778,696
Lazard, Ltd., Class A (L)	265,200	7,555,548
Legg Mason, Inc.	197,500	4,854,550
Northern Trust Corp.	280,000	13,003,200

		37,031,949
Commercial Banks - 5.7%
BankUnited, Inc.	110,600	2,792,650
CIT Group, Inc. (I)	280,500	10,591,680
Commerce Bancshares, Inc.	57,463	2,311,736
First Horizon National Corp.	591,658	5,301,256
M&T Bank Corp.	36,200	3,145,780
SunTrust Banks, Inc.	213,400	5,371,278
Westamerica Bancorp. (L)	102,300	4,762,065

		34,276,445
Insurance - 9.1%
Axis Capital Holdings, Ltd.	39,400	1,342,358
CNA Financial Corp.	71,700	1,872,804
Fidelity National Financial, Inc., Class A	355,100	6,690,084
First American Financial Corp.	463,100	8,923,937
Kemper Corp.	147,900	4,525,740
Loews Corp.	155,800	6,333,270
Marsh & McLennan Companies, Inc. (L)	263,400	9,000,378
Mercury General Corp.	22,500	861,525
OneBeacon Insurance Group, Ltd., Class A (L)	52,500	677,775
The Progressive Corp.	318,500	6,220,305
White Mountains Insurance Group, Ltd.	15,600	8,117,304

		54,565,480
Real Estate Investment Trusts - 3.3%
Cousins Properties, Inc.	238,448	1,905,200
General Growth Properties, Inc.	192,747	3,966,733
Prologis, Inc.	54,881	1,875,284
Weingarten Realty Investors (L)	107,700	3,008,061
Weyerhaeuser Company	372,297	9,273,918

		20,029,196
Real Estate Management & Development - 1.3%
Forest City Enterprises, Inc., Class A (I) (L)	124,300	1,874,444
The Howard Hughes Corp. (I)	33,400	2,197,386
The St. Joe Company (I) (L)	183,100	3,510,027

		7,581,857
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	312,812	3,713,078

		157,198,005
Health Care - 6.7%
Health Care Equipment & Supplies - 0.8%
STERIS Corp.	27,400	938,176
Wright Medical Group, Inc. (I)	135,300	2,800,710
Zimmer Holdings, Inc.	15,600	963,768

		4,702,654
Health Care Providers & Services - 3.1%
HealthSouth Corp. (I) (L)	281,300	6,441,770

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Kindred Healthcare, Inc. (I) (L)	170,500	$1,902,780
Quest Diagnostics, Inc.	87,900	5,315,313
Select Medical Holdings Corp. (I)	196,700	2,035,845
Tenet Healthcare Corp. (I)	598,900	3,108,291

		18,803,999
Life Sciences Tools & Services - 0.7%
Life Technologies Corp. (I)	85,800	4,093,518
Pharmaceuticals - 2.1%
Forest Laboratories, Inc. (I)	138,200	4,794,158
Hospira, Inc. (I) (L)	234,100	7,861,078

		12,655,236

		40,255,407
Industrials - 8.3%
Aerospace & Defense - 2.7%
Raytheon Company	72,600	4,103,352
Textron, Inc.	458,500	12,251,120

		16,354,472
Airlines - 1.7%
Southwest Airlines Company	1,151,800	10,297,092
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (I)	12,062	79,489
Cintas Corp. (L)	145,400	5,877,068

		5,956,557
Electrical Equipment - 0.5%
The Babcock & Wilcox Company (I)	120,300	2,967,801
Machinery - 1.2%
Ingersoll-Rand PLC	150,700	7,046,732
Professional Services - 1.1%
Manpower, Inc.	183,300	6,802,263
Road & Rail - 0.1%
Ryder Systems, Inc.	8,800	352,088

		49,777,005
Information Technology - 6.4%
Communications Equipment - 0.4%
ADTRAN, Inc.	19,300	391,597
Tellabs, Inc.	489,600	1,738,080

		2,129,677
Computers & Peripherals - 0.3%
NetApp, Inc. (I)	60,200	2,078,104
Electronic Equipment, Instruments & Components - 1.7%
AVX Corp.	221,300	2,266,112
Ingram Micro, Inc., Class A (I)	62,800	958,956
Molex, Inc., Class A	312,500	6,934,375

		10,159,443
IT Services - 2.6%
Automatic Data Processing, Inc.	9,700	563,376
CoreLogic, Inc. (I)	350,700	8,627,220
Lender Processing Services, Inc.	223,900	6,284,873

		15,475,469
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	351,000	4,103,190
ASML Holding NV (L)	40,600	2,304,862
Marvell Technology Group, Ltd.	84,700	862,246
NVIDIA Corp. (I)	30,100	422,303

		7,692,601

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.1%
Electronic Arts, Inc. (I)	65,600	$874,448

		38,409,742
Materials - 7.5%
Chemicals - 1.5%
Ecolab, Inc.	7,406	474,206
International Flavors & Fragrances, Inc.	81,600	4,938,432
The Scotts Miracle-Gro Company, Class A (L)	86,200	3,590,230

		9,002,868
Construction Materials - 1.1%
Vulcan Materials Company	174,300	6,783,756
Containers & Packaging - 1.1%
Packaging Corp. of America	198,500	6,355,970
Metals & Mining - 3.0%
Agnico Eagle Mines, Ltd.	46,800	2,261,376
AngloGold Ashanti, Ltd., ADR	222,200	7,088,180
Franco-Nevada Corp. (L)	53,800	2,791,105
Newmont Mining Corp.	113,900	5,772,452

		17,913,113
Paper & Forest Products - 0.8%
MeadWestvaco Corp.	163,600	4,705,136

		44,760,843
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Telephone & Data Systems, Inc.	286,642	7,028,462
Utilities - 7.1%
Electric Utilities - 3.6%
American Electric Power Company, Inc.	109,500	4,707,405
Duke Energy Corp.	26,199	1,697,171
FirstEnergy Corp.	139,454	6,094,140
Pepco Holdings, Inc. (L)	102,800	1,985,068
PPL Corp.	253,200	7,426,356

		21,910,140
Independent Power Producers & Energy Traders - 2.9%
Calpine Corp. (I)	351,400	6,167,070
GenOn Energy, Inc. (I)	3,048,684	7,713,171
NRG Energy, Inc.	154,000	3,286,360

		17,166,601
Multi-Utilities - 0.6%
NiSource, Inc.	154,100	3,750,794

		42,827,535

TOTAL COMMON STOCKS (Cost $495,184,115)		$557,348,148

CONVERTIBLE BONDS - 0.1%
Materials - 0.1%
Alcoa, Inc. 5.250%, 03/15/2014	$294,000	$429,975

TOTAL CONVERTIBLE BONDS (Cost $469,333)		$429,975

SECURITIES LENDING COLLATERAL - 8.9%
John Hancock Collateral
Investment Trust, 0.3443% (W) (Y)	5,344,284	53,486,126

TOTAL SECURITIES LENDING
COLLATERAL (Cost $53,469,254)		$53,486,126

SHORT-TERM INVESTMENTS - 7.4%
Money Market Funds - 7.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	1,838,361	1,838,361

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.1031% (Y)	42,366,332	$42,366,332

		44,204,693

TOTAL SHORT-TERM INVESTMENTS (Cost $44,204,693)		$44,204,693

Total Investments (Mid Value Fund)
(Cost $593,327,395) - 109.4%		$655,468,942
Other assets and liabilities, net - (9.4%)		(56,266,645)

TOTAL NET ASSETS - 100.0%		$599,202,297

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 82.9%
Consumer Discretionary - 8.4%
Automobiles - 0.7%
General Motors Company (I)	130,020	$2,775,927
Leisure Equipment & Products - 0.3%
Mattel, Inc.	33,116	1,163,696
Media - 6.7%
British Sky Broadcasting Group PLC	283,434	3,420,000
CBS Corp., Class B	105,985	3,851,495
Comcast Corp., Special Class A	29,177	959,048
News Corp., Class B	244,977	5,769,208
Reed Elsevier PLC	466,400	4,375,379
Time Warner Cable, Inc.	74,759	6,640,094

		25,015,224
Multiline Retail - 0.7%
Kohl’s Corp.	47,770	2,493,594
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA	1,582	96,814

		31,545,255
Consumer Staples - 16.8%
Beverages - 2.6%
Coca-Cola Enterprises, Inc.	82,245	2,428,695
Dr. Pepper Snapple Group, Inc. (L)	66,445	2,977,400
Pernod-Ricard SA	41,755	4,492,735

		9,898,830
Food & Staples Retailing - 4.3%
CVS Caremark Corp.	164,548	7,495,161
The Kroger Company	190,399	4,242,090
Wal-Mart Stores, Inc.	26,513	1,924,844
Walgreen Company	64,840	2,318,678

		15,980,773
Food Products - 3.0%
General Mills, Inc.	86,965	3,420,333
Kraft Foods, Inc., Class A	191,479	7,952,123

		11,372,456
Personal Products - 0.4%
Avon Products, Inc.	87,142	1,346,344
Tobacco - 6.5%
Altria Group, Inc.	114,018	3,872,051
British American Tobacco PLC	151,022	7,906,450
Imperial Tobacco Group PLC	162,492	6,329,685

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Lorillard, Inc.	24,058	$3,019,520
Philip Morris International, Inc.	27,083	2,418,512
Reynolds American, Inc.	20,835	960,494

		24,506,712

		63,105,115
Energy - 11.2%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	98,360	4,485,216
Ensco PLC (L)	32,528	1,866,131
Transocean, Ltd.	73,808	3,618,806

		9,970,153
Oil, Gas & Consumable Fuels - 8.5%
Apache Corp.	55,460	4,755,695
BP PLC	313,090	2,189,654
CONSOL Energy, Inc.	124,420	3,757,484
Marathon Oil Corp. (L)	221,578	6,164,300
Marathon Petroleum Corp.	43,084	2,229,597
Murphy Oil Corp.	45,690	2,345,268
Nexen, Inc.	146,430	3,691,500
Royal Dutch Shell PLC	182,731	6,382,971
WPX Energy, Inc. (I)	34,882	544,159

		32,060,628

		42,030,781
Financials - 13.3%
Capital Markets - 0.8%
Morgan Stanley	187,036	2,805,540
Commercial Banks - 3.0%
CIT Group, Inc. (I)	54,839	2,070,721
KB Financial Group, Inc.	32,397	1,054,529
PNC Financial Services Group, Inc.	98,832	6,143,397
Wells Fargo & Company	60,571	2,061,231

		11,329,878
Diversified Financial Services - 2.9%
Citigroup, Inc.	95,629	2,841,138
Deutsche Boerse AG	35,699	1,837,825
ING Groep NV, ADR (I)	302,874	2,304,994
JPMorgan Chase & Company	59,530	2,210,944
NYSE Euronext	66,378	1,662,769

		10,857,670
Insurance - 6.5%
ACE, Ltd.	67,519	4,978,176
Alleghany Corp. (I)	12,590	4,244,719
American International Group, Inc. (I)	160,976	5,526,306
MetLife, Inc.	67,620	2,307,871
White Mountains Insurance Group, Ltd.	9,814	5,106,617
Zurich Financial Services AG (I)	9,768	2,345,513

		24,509,202
Real Estate Management & Development - 0.1%
Forestar Group, Inc. (I)	37,350	537,467

		50,039,757
Health Care - 11.2%
Biotechnology - 0.5%
Amgen, Inc.	20,071	1,684,358
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (I)	394,348	2,129,479
Medtronic, Inc.	132,790	5,399,241

		7,528,720

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.2%
CIGNA Corp.	97,879	$4,479,922
Community Health Systems, Inc. (I)	82,348	2,226,690
Coventry Health Care, Inc.	92,425	3,847,653
Tenet Healthcare Corp. (I)	299,184	1,552,765

		12,107,030
Pharmaceuticals - 5.5%
Eli Lilly & Company	31,611	1,419,650
Hospira, Inc. (I)	50,064	1,681,149
Merck & Company, Inc.	255,610	11,004,011
Pfizer, Inc.	182,520	4,354,927
Teva Pharmaceutical Industries, Ltd., ADR	56,610	2,240,624

		20,700,361

		42,020,469
Industrials - 4.4%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc. (I)	67,286	2,696,150
Raytheon Company	46,394	2,622,189

		5,318,339
Building Products - 0.8%
Owens Corning, Inc. (I)	94,840	3,163,862
Machinery - 1.2%
Oshkosh Corp. (I)	78,320	1,984,626
Stanley Black & Decker, Inc.	38,466	2,530,293

		4,514,919
Marine - 1.0%
AP Moller - Maersk A/S, Series A	553	3,605,801

		16,602,921
Information Technology - 8.3%
Communications Equipment - 1.3%
Cisco Systems, Inc.	233,790	4,460,713
Research In Motion, Ltd. (I)(L)	92,560	619,226

		5,079,939
Computers & Peripherals - 0.7%
Hewlett-Packard Company	161,110	2,719,537
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	94,263	3,315,230
Internet Software & Services - 0.9%
Google, Inc., Class A (I)	4,727	3,238,420
Office Electronics - 1.0%
Xerox Corp.	529,753	3,904,280
Software - 3.5%
Microsoft Corp.	285,411	8,796,367
Nintendo Company, Ltd.	10,800	1,214,628
Symantec Corp. (I)	166,883	2,975,524

		12,986,519

		31,243,925
Materials - 3.9%
Chemicals - 0.7%
Linde AG	16,218	2,554,704
Metals & Mining - 0.6%
ThyssenKrupp AG	117,220	2,332,314
Paper & Forest Products - 2.6%
Domtar Corp. (L)	16,676	1,208,009
International Paper Company	162,544	5,617,521

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
MeadWestvaco Corp.	97,043	$2,790,957

		9,616,487

		14,503,505
Telecommunication Services - 1.9%
Wireless Telecommunication Services - 1.9%
Vodafone Group PLC	2,459,754	7,091,098
Utilities - 3.5%
Electric Utilities - 2.2%
E.ON AG	145,961	3,350,896
Entergy Corp.	25,024	1,703,634
Exelon Corp.	82,399	3,005,092

		8,059,622
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.	139,938	2,986,277
Multi-Utilities - 0.5%
GDF Suez	77,866	1,913,143

		12,959,042

TOTAL COMMON STOCKS (Cost $279,852,749)		$311,141,868

CORPORATE BONDS - 2.2%
Consumer Discretionary - 0.7%
Clear Channel Communications, Inc.
9.000%, 03/01/2021	$258,000	$221,235
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	3,762,000	2,332,440

		2,553,675
Financials - 0.0%
Capmark Financial Group, Inc.
9.000%, 09/30/2015	81,890	81,890
Industrials - 0.2%
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	962,000	935,545
Telecommunication Services - 0.2%
Wind Acquisition Finance SA
7.375%, 02/15/2018 (S)	230,000	256,874
11.750%, 07/15/2017 (S)	292,000	304,018

		560,892
Utilities - 1.1%
NRG Energy, Inc. 7.375%, 01/15/2017	1,115,000	1,159,600
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)	3,500,000	2,817,500

		3,977,100

TOTAL CORPORATE BONDS (Cost $8,444,040)		$8,109,102

CONVERTIBLE BONDS - 0.5%
Financials - 0.5%
iStar Financial, Inc. 0.961%, 10/01/2012 (P)	$1,382,000	$1,379,236
Realogy Corp. 11.000%, 04/15/2018 (S)	666,745	633,408

		2,012,644

TOTAL CONVERTIBLE BONDS (Cost $1,917,691)		$2,012,644

TERM LOANS (M) - 3.7%
Consumer Discretionary - 1.4%
Clear Channel Communications, Inc.
3.882%, 01/29/2016	$355,320	$271,820
3.882%, 01/28/2016	2,561,110	1,981,415

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Tribune Company
06/04/2014 (H)	$3,855,000	$2,892,377
Financials - 1.0%
iStar Financial, Inc.
5.000%, 06/28/2013	130,516	130,461
5.250%, 03/18/2016	53,650	53,717
7.000%, 06/30/2014	161,000	161,302
7.000%, 03/17/2017	237,000	241,345
Realogy Corp.
13.500%, 10/15/2017	3,275,000	3,320,031

		3,906,856
Industrials - 0.1%
Navistar International Corp.
7.000%, 08/17/2017	232,000	232,943
Utilities - 1.2%
Texas Competitive Electric Holdings
Company LLC
4.769%, 10/10/2017	7,000,000	4,732,777

TOTAL TERM LOANS (Cost $13,298,110)		$14,018,188

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	1,027,765	$10,285,974

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,285,465)		$10,285,974

SHORT-TERM INVESTMENTS - 9.4%
U.S. Government - 6.8%
U.S. Treasury Bill
0.075%, 09/20/2012 *	$4,000,000	$3,999,844
0.080%, 09/06/2012 *	2,000,000	1,999,992
0.115%, 12/06/2012 *	1,100,000	1,099,731
0.130%, 11/23/2012 *	2,500,000	2,499,515
0.130%, 01/31/2013 *	3,000,000	2,998,605
0.130%, 02/21/2013 *	2,000,000	1,998,844
0.135%, 10/11/2012 *	4,000,000	3,999,672
0.136%, 01/17/2013 *	800,000	799,708
0.140%, 02/07/2013 *	2,000,000	1,998,918
0.145%, 12/13/2012 *	2,000,000	1,999,458
1.133%, 01/24/2013 *	2,000,000	1,999,132

		25,393,419
U.S. Government Agency - 2.6%
Federal Home Loan Bank Discount Notes,
0.001%, 09/04/2012 *	10,000,000	9,999,999

TOTAL SHORT-TERM INVESTMENTS (Cost $35,391,697)		$35,393,418

Total Investments (Mutual Shares Fund)
(Cost $349,189,752) - 101.5%		$380,961,194
Other assets and liabilities, net - (1.5%)		(5,775,657)

TOTAL NET ASSETS - 100.0%		$375,185,537

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.5%
Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 3.2%
Marriott International, Inc., Class A (L)	97,473	$3,672,783
Starwood Hotels & Resorts Worldwide, Inc.	53,800	2,965,994

		6,638,777

		6,638,777
Financials - 89.3%
Real Estate Investment Trusts - 88.8%
Diversified REITs - 4.7%
PS Business Parks, Inc.	29,200	1,990,564
Vornado Realty Trust	87,174	7,075,914
Washington Real Estate Investment Trust	25,400	682,244

		9,748,722
Industrial REITs - 7.0%
DCT Industrial Trust, Inc. (L)	396,100	2,503,352
EastGroup Properties, Inc.	43,800	2,347,680
Prologis, Inc.	262,444	8,967,711
Terreno Realty Corp.	44,700	673,182

		14,491,925
Office REITs - 15.3%
Alexandria Real Estate Equities, Inc.	27,400	2,024,860
BioMed Realty Trust, Inc.	140,400	2,601,612
Boston Properties, Inc.	62,050	6,957,666
Douglas Emmett, Inc. (L)	206,000	4,941,940
Highwoods Properties, Inc. (L)	103,800	3,384,918
Kilroy Realty Corp. (L)	111,000	5,240,310
SL Green Realty Corp. (L)	77,900	6,278,740

		31,430,046
Residential REITs - 18.0%
AvalonBay Communities, Inc.	68,016	9,625,624
BRE Properties, Inc.	98,040	4,894,157
Camden Property Trust	83,500	5,797,405
Equity Residential	156,950	9,479,780
Essex Property Trust, Inc. (L)	36,800	5,592,864
Post Properties, Inc.	32,500	1,659,125

		37,048,955
Retail REITs - 32.6%
Acadia Realty Trust	46,600	1,160,340
CBL & Associates Properties, Inc.	170,314	3,639,610
Equity One, Inc.	74,100	1,570,920
Federal Realty Investment Trust	71,380	7,702,616
General Growth Properties, Inc.	305,994	6,297,356
Kimco Realty Corp.	266,900	5,423,408
Regency Centers Corp.	117,350	5,750,150
Simon Property Group, Inc.	131,800	20,916,660
Taubman Centers, Inc.	44,500	3,560,890
The Macerich Company (L)	130,212	7,756,729
Weingarten Realty Investors (L)	125,400	3,502,422

		67,281,101
Specialized REITs - 11.2%
Healthcare Realty Trust, Inc.	152,400	3,697,224
Host Hotels & Resorts, Inc.	363,862	5,567,089
Pebblebrook Hotel Trust	44,500	1,051,535
Plum Creek Timber Company, Inc. (L)	69,500	2,844,635
Public Storage	67,400	9,810,744

		22,971,227

		182,971,976

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc., Class A (I)(L)	70,141	$1,057,726

		184,029,702

TOTAL COMMON STOCKS (Cost $84,025,652)		$190,668,479

CONVERTIBLE BONDS - 1.1%
Financials - 1.1%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,173,000	$2,194,730

TOTAL CONVERTIBLE BONDS (Cost $2,119,734)		$2,194,730

SECURITIES LENDING COLLATERAL - 9.0%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	1,852,877	18,543,774

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,531,952)		$18,543,774

SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%
State Street Institutional US Government
Money Market Fund, 0.0317% (Y)	492,822	492,822
T. Rowe Price Reserve Investment
Fund, 0.1031% (Y)	13,225,874	13,225,874

		13,718,696

TOTAL SHORT-TERM INVESTMENTS (Cost $13,718,696)		$13,718,696

Total Investments (Real Estate Equity Fund)
(Cost $118,396,034) - 109.2%		$225,125,679
Other assets and liabilities, net - (9.2%)		(18,928,831)

TOTAL NET ASSETS - 100.0%		$206,196,848

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Financials - 99.0%
Real Estate Investment Trusts - 99.0%
Diversified REITs - 7.1%
Duke Realty Corp.	926,100	$13,428,447
Liberty Property Trust	94,950	3,501,756
PS Business Parks, Inc.	88,900	6,060,313
Vornado Realty Trust	131,100	10,641,387
Washington Real Estate Investment Trust	229,650	6,168,399

		39,800,302
Industrial REITs - 1.3%
Prologis, Inc.	215,117	7,350,548
Office REITs - 14.4%
Boston Properties, Inc.	255,664	28,667,604
Douglas Emmett, Inc.	716,850	17,197,232
DuPont Fabros Technology, Inc. (L)	473,900	13,060,684
Kilroy Realty Corp. (L)	124,050	5,856,401
SL Green Realty Corp. (L)	195,100	15,725,060

		80,506,981
Residential REITs - 19.7%
Apartment Investment & Management
Company, Class A	142,950	3,785,316
AvalonBay Communities, Inc. (L)	76,474	10,822,600

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Residential REITs (continued)
BRE Properties, Inc.	319,570	$15,952,934
Camden Property Trust	303,700	21,085,891
Colonial Properties Trust	374,650	8,212,328
Education Realty Trust, Inc. (L)	612,200	7,077,032
Equity Lifestyle Properties, Inc.	75,200	5,170,752
Equity Residential	216,000	13,046,400
Home Properties, Inc.	189,800	12,118,730
UDR, Inc.	494,350	12,482,338

		109,754,321
Retail REITs - 27.8%
Acadia Realty Trust	46,850	1,166,565
Alexander’s, Inc.	12,171	5,472,568
DDR Corp. (L)	745,050	11,339,661
Federal Realty Investment Trust	155,250	16,753,028
General Growth Properties, Inc.	251,550	5,176,899
Glimcher Realty Trust	1,125,450	11,794,716
Pennsylvania Real Estate Investment Trust	66,500	1,045,380
Regency Centers Corp.	281,300	13,783,700
Retail Properties of America, Inc., Class A	375,400	4,211,988
Simon Property Group, Inc.	461,347	73,215,769
Taubman Centers, Inc. (L)	136,050	10,886,721

		154,846,995
Specialized REITs - 28.7%
Chesapeake Lodging Trust	145,800	2,716,254
CubeSmart	652,650	8,419,185
Entertainment Properties Trust (L)	133,261	6,075,369
Extra Space Storage, Inc.	307,850	10,500,764
Health Care REIT, Inc.	471,437	27,550,778
Healthcare Realty Trust, Inc.	474,950	11,522,287
Hospitality Properties Trust	244,500	5,885,115
Host Hotels & Resorts, Inc. (L)	342,876	5,246,003
LaSalle Hotel Properties	14,250	388,313
Pebblebrook Hotel Trust	212,200	5,014,286
Public Storage	134,376	19,559,771
Senior Housing Properties Trust	588,023	13,007,069
Strategic Hotels & Resorts, Inc. (I)	1,256,750	7,666,175
Sunstone Hotel Investors, Inc. (I)	714,850	7,455,886
Ventas, Inc.	438,850	28,740,287

		159,747,542

TOTAL COMMON STOCKS (Cost $430,085,583)		$552,006,689

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	2,672,085	26,742,494

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,734,889)		$26,742,494

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Repurchase Agreement with State Street Corp.
dated 08/31/2012 at 0.010% to be
repurchased at $9,300,010 on 09/04/2012,
collateralized by $9,375,000 U.S. Treasury
Notes, 1.000% due 01/15/2014 (valued at
$9,486,216, including interest)	$9,300,000	$9,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,300,000)		$9,300,000

Total Investments (Real Estate Securities Fund)
(Cost $466,120,472) - 105.5%		$588,049,183
Other assets and liabilities, net - (5.5%)		(30,600,566)

TOTAL NET ASSETS - 100.0%		$557,448,617

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.7%
U.S. Government - 93.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 07/15/2022		$117,267,571	$126,308,261
0.500%, 04/15/2015		10,166,016	10,672,731
0.625%, 07/15/2021 (F)		32,328,168	36,611,650
1.125%, 01/15/2021		16,890,188	19,760,203
1.250%, 07/15/2020 (D)		19,046,449	22,506,065
1.375%, 07/15/2018 to 01/15/2020		31,577,236	36,964,696
1.625%, 01/15/2015 to 01/15/2018		16,774,634	18,481,030
1.750%, 01/15/2028		16,869,622	21,677,464
1.875%, 07/15/2013 (D)		45,231,900	46,585,329
1.875%, 07/15/2015 to 07/15/2019		12,336,744	14,899,815
2.000%, 01/15/2014 (D)		31,050,000	32,408,438
2.000%, 07/15/2014 to 01/15/2026		53,399,806	62,788,120
2.125%, 02/15/2040		2,017,344	2,965,810
2.375%, 01/15/2025		19,479,520	26,166,469
2.375%, 01/15/2027 (F)		15,191,900	20,804,592
2.500%, 01/15/2029		15,071,208	21,442,320
2.625%, 07/15/2017		10,740,519	12,939,812
3.375%, 04/15/2032		10,084,620	16,668,778
3.625%, 04/15/2028		1,276,992	2,015,452
3.875%, 04/15/2029 (F)		51,885,417	85,708,223
U.S. Treasury Notes 1.625%, 08/15/2022		700,000	704,593

			639,079,851
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.348%, 10/01/2044 (P)		48,543	49,255

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $604,761,835)			$639,129,106

FOREIGN GOVERNMENT
OBLIGATIONS - 4.4%
Australia - 2.4%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	3,900,000	5,596,796
New South Wales Treasury Corp.
2.750%, 11/20/2025		8,100,000	10,711,695

			16,308,491
Canada - 1.4%
Government of Canada
1.500%, 12/01/2044	CAD	3,156,120	4,193,165
2.750%, 09/01/2016		3,000,000	3,213,431
3.000%, 12/01/2036		413,294	683,093
4.250%, 12/01/2021		878,334	1,264,240

			9,353,929
South Africa - 0.3%
Republic of South Africa
2.750%, 01/31/2022	ZAR	14,470,170	1,916,592
United Kingdom - 0.3%
Government of United Kingdom
0.500%, 03/22/2050	GBP	226,634	408,176
1.875%, 11/22/2022		848,382	1,927,722

			2,335,898

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $26,802,729)			$29,914,910

CORPORATE BONDS - 6.0%
Consumer Discretionary - 0.5%
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		$1,000,000	1,072,826

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		$2,500,000	$2,677,964

			3,750,790
Energy - 0.3%
AK Transneft OJSC
7.700%, 08/07/2013 (S)		1,300,000	1,373,609
Gazprom OAO
5.092%, 11/29/2015 (S)		200,000	213,750
7.343%, 04/11/2013 (S)		300,000	310,500
8.146%, 04/11/2018 (S)		400,000	488,160

			2,386,019
Financials - 3.7%
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		1,300,000	1,374,750
HBOS PLC
6.750%, 05/21/2018 (S)		1,000,000	986,739
ICICI Bank, Ltd.
2.181%, 02/24/2014 (P)(S)		1,000,000	978,655
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	11,705
7.000%, 09/27/2027 (H)		$300,000	73,875
Merrill Lynch & Company, Inc.
1.403%, 09/27/2012 (P)	EUR	1,500,000	1,887,228
Morgan Stanley
0.608%, 03/01/2013 (P)		8,100,000	10,154,232
0.905%, 10/18/2016 (P)		$400,000	360,110
SLM Corp.
3.814%, 02/01/2014 (P)		13,000	12,981
5.050%, 11/14/2014		1,000,000	1,041,438
The Royal Bank of Scotland PLC
2.854%, 08/23/2013 (P)		8,200,000	8,267,109

			25,148,822
Health Care - 0.9%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	109,953
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,762,250

			5,872,203
Industrials - 0.2%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,080,556
Information Technology - 0.2%
NXP BV
3.247%, 10/15/2013 (P)	EUR	1,156,445	1,440,030
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,159,096

TOTAL CORPORATE BONDS (Cost $38,369,360)			$40,837,516

MUNICIPAL BONDS - 0.2%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		930,000	708,483
Tobacco Settlement Financing Corp. of
New Jersey 5.000%, 06/01/2041		900,000	746,442

TOTAL MUNICIPAL BONDS (Cost $1,663,910)			$1,454,925

TERM LOANS (M) - 0.3%
Utilities - 0.3%
NRG Energy, Inc. 4.000%, 07/02/2018		1,980,000	1,981,574

TOTAL TERM LOANS (Cost $1,975,675)			$1,981,574

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.5%
Commercial & Residential - 2.8%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.398%, 06/10/2049 (P)(S)		$33,005	$32,987
Series 2007-3 A2,
5.893%, 06/10/2049 (P)		33,005	33,005
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.971%, 11/15/2015 (P)(S)		2,879,981	2,822,399
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 3.002%, 02/25/2035 (P)		603,588	588,145
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.240%, 08/25/2035 (P)		242,336	245,479
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		446,832	418,789
Series 2003-3, Class 3A2,
2.507%, 05/25/2033 (P)		101,220	101,771
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		782,708	786,836
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)		230,015	230,602
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		583,995	594,869
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
1.990%, 09/25/2035 (P)		69,991	69,323
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		323,512	319,276
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)		343,925	318,539
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		61,102	57,859
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.826%, 04/19/2034 (P)		7,870,350	7,727,267
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
3.010%, 07/25/2035 (P)		568,293	574,030
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.636%, 03/25/2036 (P)		683,237	123,824
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.948%, 05/25/2036 (P)		1,514,388	1,298,587
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.416%, 06/25/2046 (P)		1,129,103	445,209
Swan Trust, Series 2010-1, Class A
4.920%, 04/25/2041 (P)	AUD	1,473,815	1,503,812
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.755%, 03/25/2037 (P)		$912,777	776,139
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)		757,806	378,648

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.,
Series 2979, Class MB
5.500%, 11/15/2018		$68,076	$68,241
Federal National Mortgage Association
Series 2007-63, Class FC,
0.586%, 07/25/2037 (P)		4,683,707	4,692,475
Series 2003-34, Class A1,
6.000%, 04/25/2043		14,808	16,610
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		21,489	24,171
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		119,868	133,812

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $24,160,470)			$24,382,704

ASSET BACKED SECURITIES - 3.6%
AMMC CDO, Series 2005-5A, Class A1A
0.614%, 08/08/2017 (P)(S)		1,876,904	1,846,020
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.632%, 03/12/2018 (P)(S)		1,212,880	1,200,491
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.436%, 10/25/2035 (P)		170,434	165,980
Babson CLO Ltd., Series 2004-2A,
Class A2A
0.755%, 11/15/2016 (P)(S)		232,515	230,854
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.971%, 08/15/2018 (P)(S)		4,800,000	5,032,022
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		731,783	424,490
Duane Street CLO, Series 2005-1A,
Class A2
0.689%, 11/08/2017 (P)(S)		300,362	294,859
Harvest CLO SA, Series IX, Class A1
1.587%, 03/29/2017 (P)	EUR	147,438	182,639
Katonah, Ltd., Series 6A, Class A1A
0.699%, 09/20/2016 (P)(S)		$684,514	680,695
Magnolia Funding, Ltd.
Series 2010-1A, Class A1,
1.314%, 04/11/2021 (P)(S)	EUR	650,639	772,295
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		284,454	356,449
SLM Student Loan Trust, Series 2008-9,
Class A
1.951%, 04/25/2023 (P)		$12,724,329	13,266,612
Wood Street CLO BV, Series II-A,
Class A1
1.347%, 03/29/2021 (P)(S)	EUR	302,190	364,513

TOTAL ASSET BACKED SECURITIES (Cost $24,551,355)			$24,817,919

OPTIONS PURCHASED - 0.1%
Put Options - 0.0%
Over the Counter USD Options on 30 Year
Interest Rate Swaption. Receive a
floating rate based on 3-month LIBOR
and pay a fixed rate of 3.875%
(Expiration Date: 04/14/2014; Strike
Price: $3.87, Counterparty: Deutsche
Bank AG) (I)		4,000,000	92,326

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS PURCHASED (continued)
Call Options - 0.1%
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 09/19/2012; Strike
Price: $8.72, Counterparty: Goldman
Sachs Bank USA) (I)	EUR	800,000	$62,424
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 09/19/2012; Strike
Price: $8.85, Counterparty: Morgan
Stanley Capital Services LLC) (I)		1,200,000	93,636
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 12/10/2012; Strike
Price: $8.35, Counterparty: Deutsche
Bank AG) (I)		1,600,000	124,656
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 12/10/2012; Strike
Price: $8.51, Counterparty: Royal Bank
of Scotland) (I)		1,000,000	77,910

			358,626

TOTAL OPTIONS PURCHASED (Cost $598,960)			$450,952

SHORT-TERM INVESTMENTS - 0.3%

U.S. GOVERNMENT - 0.0%
U.S. Treasury Bill
0.135%, 05/02/2013 (D)*		10,000	9,989

REPURCHASE AGREEMENT - 0.3%
Repurchase Agreement with State
Street Corp. dated 08/31/2012 at
0.010% to be repurchased at $2,100,002
on 09/04/2012, collateralized by
$2,095,000 U.S. Treasury Notes, 1.000%
due 03/31/2017 (valued at $2,142,221,
including interest)		2,100,000	2,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,109,989)			$2,109,989

Total Investments (Real Return Bond Fund)
(Cost $724,994,283) - 112.1%			$765,079,595
Other assets and liabilities, net - (12.1%)			(82,838,143)

TOTAL NET ASSETS - 100.0%			$682,241,452

Redwood Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 84.7%
Consumer Discretionary - 13.7%
Automobiles - 1.6%
Ford Motor Company (D)		732,100	$6,837,814
Hotels, Restaurants & Leisure - 4.5%
Carnival Corp. (D)		221,500	7,681,620
Las Vegas Sands Corp. (D)		276,800	11,733,552

			19,415,172
Media - 2.8%
CBS Corp., Class B (D)		326,300	11,857,742
Specialty Retail - 1.9%
Abercrombie & Fitch Company, Class A (D)		60,600	2,180,994

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company (D)	92,200	$5,711,790

		7,892,784
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc. (D)	139,200	8,091,696
Deckers Outdoor Corp. (D)(I)	88,100	4,362,712

		12,454,408

		58,457,920
Consumer Staples - 6.7%
Food & Staples Retailing - 3.9%
Walgreen Company (D)	298,100	10,660,056
Whole Foods Market, Inc. (D)	60,300	5,834,025

		16,494,081
Personal Products - 2.8%
Avon Products, Inc. (D)	214,700	3,317,115
The Estee Lauder Companies, Inc., Class A (D)	145,500	8,722,725

		12,039,840

		28,533,921
Energy - 12.1%
Energy Equipment & Services - 7.0%
Cameron International Corp. (D)(I)	157,400	8,611,354
Schlumberger, Ltd. (D)	179,700	13,006,686
Transocean, Ltd. (D)	170,000	8,335,100

		29,953,140
Oil, Gas & Consumable Fuels - 5.1%
CONSOL Energy, Inc. (D)	152,400	4,602,480
EOG Resources, Inc. (D)	35,300	3,822,990
Southwestern Energy Company (D)(I)	202,400	6,300,712
Suncor Energy, Inc. (D)	229,700	7,185,016

		21,911,198

		51,864,338
Financials - 5.7%
Commercial Banks - 2.0%
Comerica, Inc. (D)	278,600	8,555,806
Diversified Financial Services - 3.7%
Citigroup, Inc. (D)	226,700	6,735,257
JPMorgan Chase & Company (D)	242,800	9,017,592

		15,752,849

		24,308,655
Health Care - 10.4%
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc. (D)	136,000	7,980,480
Health Care Providers & Services - 8.6%
Aetna, Inc. (D)	264,700	10,167,127
Express Scripts Holding Company (D)(I)	147,100	9,211,402
HCA Holdings, Inc. (D)	390,900	11,160,195
UnitedHealth Group, Inc. (D)	113,600	6,168,480

		36,707,204

		44,687,684
Industrials - 5.8%
Aerospace & Defense - 1.1%
The Boeing Company (D)	68,700	4,905,180
Airlines - 1.2%
United Continental Holdings, Inc. (D)(I)	274,200	5,058,990
Industrial Conglomerates - 2.2%
Danaher Corp. (D)	173,300	9,283,681

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 1.3%
Eaton Corp. (D)	128,200	$5,733,104

		24,980,955
Information Technology - 21.6%
Communications Equipment - 0.6%
Juniper Networks, Inc. (D)(I)	152,100	2,652,624
Computers & Peripherals - 9.8%
Apple, Inc. (D)	36,400	24,214,736
NetApp, Inc. (D)(I)	153,800	5,309,176
SanDisk Corp. (D)(I)	117,500	4,843,350
Western Digital Corp. (D)(I)	179,300	7,498,326

		41,865,588
Semiconductors & Semiconductor Equipment - 3.8%
Broadcom Corp., Class A (D)	174,100	6,185,773
Intel Corp. (D)	193,500	4,804,605
Marvell Technology Group, Ltd. (D)	495,100	5,040,118

		16,030,496
Software - 7.4%
Citrix Systems, Inc. (D)(I)	85,600	6,650,264
Microsoft Corp. (D)	351,800	10,842,476
Oracle Corp. (D)	449,800	14,236,170

		31,728,910

		92,277,618
Materials - 8.7%
Chemicals - 3.4%
Potash Corp. of Saskatchewan, Inc. (D)	172,000	7,064,040
The Dow Chemical Company (D)	254,600	7,462,326

		14,526,366
Metals & Mining - 2.9%
Freeport-McMoRan Copper & Gold, Inc. (D)	167,200	6,037,592
United States Steel Corp. (D)	339,700	6,607,165

		12,644,757
Paper & Forest Products - 2.4%
International Paper Company (D)	295,100	10,198,656

		37,369,779

TOTAL COMMON STOCKS (Cost $350,618,061)		$362,480,870

Total Investments (Redwood Fund)
(Cost $350,618,061) - 84.7%		$362,480,870
Other assets and liabilities, net - 15.3%		65,584,414

TOTAL NET ASSETS - 100.0%		$428,065,284

Retirement Choices at 2010 Portfolio (formerly
Retirement 2010 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 98.8%
Affiliated Investment Companies - 7.2%
Equity - 5.6%
John Hancock Funds II - 5.6%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	1,083,142	$11,058,880

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Retirement Choices at 2010 Portfolio (formerly
Retirement 2010 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 1.6%
John Hancock Funds II - 1.6%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	312,738	$3,149,273
Unaffiliated Investment Companies - 91.6%
Equity - 2.6%
Vanguard Dividend Appreciation ETF	59,832	3,524,105
Vanguard Energy ETF	4,837	499,904
Vanguard MSCI Emerging Markets ETF	12,459	500,229
Vanguard REIT ETF	7,559	504,412
Fixed Income - 89.0%
iShares Barclays TIPS Bond Fund	31,656	3,834,808
iShares iBoxx Investment Grade Corporate
Bond Fund	44,581	5,386,722
SPDR Barclays Capital High Yield Bond ETF	38,231	1,534,592
SPDR Barclays Capital Short Term Corporate
Bond ETF	820,711	25,253,278
Vanguard Intermediate-term Corporate
Bond ETF	52,659	4,589,758
Vanguard Short-Term Bond ETF	357,012	29,100,048
Vanguard Short-Term Corporate Bond ETF	314,838	25,215,375
Vanguard Total Bond Market ETF	949,882	80,910,949
Total investments (Retirement Choices at 2010 Portfolio
(formerly Retirement 2010 Portfolio))
(Cost $192,756,887) - 98.8%		$195,062,333
Other assets and liabilities, net - 1.2%		2,395,424

TOTAL NET ASSETS - 100.0%		$197,457,757

Retirement Choices at 2015 Portfolio (formerly
Retirement 2015 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.7%
Affiliated Investment Companies - 16.1%
Equity - 14.5%
John Hancock Funds II (G) - 14.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	4,152,033	$42,392,252
Fixed Income - 1.6%
John Hancock Funds II (G) - 1.6%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	465,301	4,685,579
Unaffiliated Investment Companies - 83.6%
Equity - 4.4%
Vanguard Dividend Appreciation ETF	122,837	7,235,099
Vanguard Energy ETF	7,024	725,930
Vanguard Materials ETF	9,118	728,072
Vanguard MSCI Emerging Markets ETF	72,348	2,904,772
Vanguard REIT ETF	21,635	1,443,704
Fixed Income - 79.2%
iShares Barclays TIPS Bond Fund	33,795	4,093,926
iShares iBoxx Investment Grade Corporate
Bond Fund	145,885	17,627,285
SPDR Barclays Capital High Yield Bond ETF	87,762	3,522,767

Retirement Choices at 2015 Portfolio (formerly
Retirement 2015 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income (continued)
SPDR Barclays Capital Short Term Corporate
Bond ETF	761,083	$23,418,524
Vanguard Intermediate-Term Bond ETF	104,428	9,402,697
Vanguard Intermediate-Term Corporate
Bond ETF	167,891	14,633,380
Vanguard Short-Term Bond ETF	402,583	32,814,540
Vanguard Short-Term Corporate Bond ETF	292,155	23,398,694
Vanguard Total Bond Market ETF	1,210,126	103,078,533
Total investments (Retirement Choices at 2015 Portfolio
(formerly Retirement 2015 Portfolio))
(Cost $288,002,697) - 99.7%		$292,105,754
Other assets and liabilities, net - 0.3%		861,667

TOTAL NET ASSETS - 100.0%		$292,967,421

Retirement Choices at 2020 Portfolio (formerly
Retirement 2020 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.6%
Affiliated Investment Companies - 34.8%
Equity - 33.6%
John Hancock Funds II (G) - 33.6%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	14,737,532	$150,470,202
Fixed Income - 1.2%
John Hancock Funds II (G) - 1.2%
Short Term Government Income, Class NAV
(John Hancock) (1)(A)	542,691	5,464,902
Unaffiliated Investment Companies - 64.8%
Equity - 7.3%
Vanguard Dividend Appreciation ETF	241,505	14,224,645
Vanguard Energy ETF	21,025	2,172,934
Vanguard Materials ETF	27,602	2,204,020
Vanguard MSCI Emerging Markets ETF	243,692	9,784,234
Vanguard REIT ETF	65,718	4,385,362
Fixed Income - 57.5%
iShares Barclays TIPS Bond Fund	30,183	3,656,369
iShares iBoxx Investment Grade Corporate
Bond Fund	257,801	31,150,095
SPDR Barclays Capital High Yield Bond ETF	181,839	7,299,017
SPDR Barclays Capital Short Term Corporate
Bond ETF	651,614	20,050,163
Vanguard Intermediate-Term Bond ETF	243,481	21,923,029
Vanguard Intermediate-Term Corporate
Bond ETF	230,142	20,059,177
Vanguard Short-Term Bond ETF	290,704	23,695,283
Vanguard Short-Term Corporate Bond ETF	249,883	20,013,129
Vanguard Total Bond Market ETF	1,291,129	109,978,367
Total investments (Retirement Choices at 2020 Portfolio
(formerly Retirement 2020 Portfolio))
(Cost $438,878,990) - 99.6%		$446,530,928
Other assets and liabilities, net - 0.4%		1,734,064

TOTAL NET ASSETS - 100.0%		$448,264,992

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Retirement Choices at 2025 Portfolio (formerly
Retirement 2025 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.7%
Affiliated Investment Companies - 50.0%
Equity - 48.8%
John Hancock Funds II (G) - 48.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	24,813,992	$253,350,860
Fixed Income - 1.2%
John Hancock Funds II (G) - 1.2%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	645,191	6,497,073
Unaffiliated Investment Companies - 49.7%
Equity - 10.5%
Vanguard MSCI Emerging Markets ETF	439,198	17,633,800
Vanguard Energy ETF	48,718	5,035,005
Vanguard Materials ETF	47,975	3,830,804
Vanguard REIT ETF	114,268	7,625,104
Vanguard Dividend Appreciation ETF	344,410	20,285,749
Fixed Income - 39.2%
Vanguard Short-Term Corporate Bond ETF	108,029	8,652,043
Vanguard Intermediate-Term Corporate
Bond ETF	248,739	21,680,091
iShares iBoxx Investment Grade Corporate
Bond Fund	270,432	32,676,299
SPDR Barclays Capital High Yield Bond ETF	270,229	10,846,992
SPDR Barclays Capital Short Term Corporate
Bond ETF	281,705	8,668,063
Vanguard Intermediate-Term Bond ETF	289,465	26,063,429
Vanguard Short-Term Bond ETF	132,927	10,834,877
Vanguard Total Bond Market ETF	986,864	84,061,076
Total investments (Retirement Choices at 2025 Portfolio
(formerly Retirement 2025 Portfolio))
(Cost $507,332,846) - 99.7%		$517,741,265
Other assets and liabilities, net - 0.3%		1,803,577

TOTAL NET ASSETS - 100.0%		$519,544,842

Retirement Choices at 2030 Portfolio (formerly
Retirement 2030 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.7%
Affiliated Investment Companies - 60.0%
Equity - 59.2%
John Hancock Funds II - 59.2%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	25,083,333	$256,100,826

FIXED INCOME - 0.8%
John Hancock Funds II - 0.8%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	347,621	3,500,539
Unaffiliated Investment Companies - 39.7%

EQUITY - 12.0%
Vanguard Dividend Appreciation ETF	287,104	16,910,425
Vanguard Energy ETF	51,308	5,302,682
Vanguard Materials ETF	53,281	4,254,488
Vanguard MSCI Emerging Markets ETF	475,608	19,095,661

Retirement Choices at 2030 Portfolio (formerly
Retirement 2030 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

EQUITY (continued)
Vanguard REIT ETF	95,178	$6,351,228

FIXED INCOME - 27.7%
iShares iBoxx Investment Grade Corporate
Bond Fund	205,671	24,851,227
SPDR Barclays Capital High Yield Bond ETF	263,182	10,564,125
Vanguard Intermediate-Term Bond ETF	196,583	17,700,333
Vanguard Intermediate-Term Corporate
Bond ETF	162,105	14,129,072
Vanguard Short-Term Corporate Bond ETF	43,752	3,504,098
Vanguard Total Bond Market ETF	577,495	49,191,024
Total investments (Retirement Choices at 2030 Portfolio
(formerly Retirement 2030 Portfolio))
(Cost $422,946,032) - 99.7%		$431,455,728
Other assets and liabilities, net - 0.3%		1,223,801

TOTAL NET ASSETS - 100.0%		$432,679,529

Retirement Choices at 2035 Portfolio (formerly
Retirement 2035 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.5%
Affiliated Investment Companies - 65.8%
Equity - 64.8%
John Hancock Funds II - 64.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	21,882,924	$223,424,654
Fixed Income - 1.0%
John Hancock Funds II - 1.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	342,659	3,450,574
Unaffiliated Investment Companies - 33.7%

EQUITY - 13.0%
Vanguard Dividend Appreciation ETF	229,066	13,491,987
Vanguard Energy ETF	40,936	4,230,736
Vanguard Materials ETF	53,137	4,242,989
Vanguard MSCI Emerging Markets ETF	421,624	16,928,204
Vanguard REIT ETF	88,531	5,907,674

FIXED INCOME - 20.7%
iShares iBoxx Investment Grade Corporate
Bond Fund	140,578	16,986,040
SPDR Barclays Capital High Yield Bond ETF	294,968	11,840,015
Vanguard Intermediate-Term Bond ETF	94,200	8,481,768
Vanguard Intermediate-Term Corporate
Bond ETF	77,490	6,754,028
Vanguard Long-term Bond ETF	17,528	1,712,836
Vanguard Long-term Corporate Bond ETF	54,822	5,114,344
Vanguard Total Bond Market ETF	238,610	20,324,800
Total investments (Retirement Choices at 2035 Portfolio
(formerly Retirement 2035 Portfolio))
(Cost $336,019,008) - 99.5%		$342,890,649
Other assets and liabilities, net - 0.5%		1,859,453

TOTAL NET ASSETS - 100.0%		$344,750,102

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Retirement Choices at 2040 Portfolio (formerly
Retirement 2040 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.9%
Affiliated Investment Companies - 68.1%
Equity - 67.6%
John Hancock Funds II (G) - 67.6%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	15,022,680	$153,381,565
Fixed Income - 0.5%
John Hancock Funds II (G) - 0.5%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	112,826	1,136,160
Unaffiliated Investment Companies - 31.8%
Equity - 13.9%
Vanguard Dividend Appreciation ETF	162,098	9,547,572
Vanguard Energy ETF	27,264	2,817,735
Vanguard Materials ETF	35,391	2,825,971
Vanguard MSCI Emerging Markets ETF	294,854	11,838,388
Vanguard REIT ETF	67,485	4,503,274
Fixed Income - 17.9%
iShares iBoxx Investment Grade Corporate
Bond Fund	70,323	8,497,128
SPDR Barclays Capital High Yield Bond ETF	224,848	9,025,399
Vanguard Intermediate-Term Bond ETF	25,132	2,262,885
Vanguard Intermediate-Term Corporate
Bond ETF	12,921	1,126,195
Vanguard Long-Term Bond ETF	47,028	4,595,576
Vanguard Long-Term Corporate Bond ETF	42,901	4,002,234
Vanguard Total Bond Market ETF	132,626	11,297,083
Total investments (Retirement Choices at 2040 Portfolio
(formerly Retirement 2040 Portfolio))
(Cost $221,868,587) - 99.9%		$226,857,165
Other assets and liabilities, net - 0.1%		153,939

TOTAL NET ASSETS - 100.0%		$227,011,104

Retirement Choices at 2045 Portfolio (formerly
Retirement 2045 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 68.4%
Affiliated Investment Companies - 68.4%
Equity - 67.9%
John Hancock Funds II (G) - 67.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	11,219,588	$114,551,992
Fixed Income - 0.5%
John Hancock Funds II (G) - 0.5%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	83,953	845,402

UNAFFILIATED INVESTMENT COMPANIES - 31.6%
Equity - 14.1%
Vanguard Dividend Appreciation ETF	120,538	7,099,688
Vanguard REIT ETF	50,320	3,357,854
Vanguard MSCI Emerging Markets ETF	229,698	9,222,375
Vanguard Energy ETF	20,274	2,095,318
Vanguard Materials ETF	26,317	2,101,413

Retirement Choices at 2045 Portfolio (formerly
Retirement 2045 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income - 17.5%
iShares iBoxx Investment Grade Corporate
Bond Fund	34,856	$4,211,650
SPDR Barclays Capital High Yield Bond ETF	188,067	7,549,009
Vanguard Long-Term Bond ETF	43,769	4,277,107
Vanguard Intermediate-Term Bond ETF	9,342	841,154
Vanguard Total Bond Market ETF	88,745	7,559,299
Vanguard Long-term Corporate Bond ETF	54,712	5,104,082
Total investments (Retirement Choices at 2045 Portfolio
(formerly Retirement 2045 Portfolio))
(Cost $165,314,485) - 100.0%		$168,816,343
Other assets and liabilities, net - 0.0%		50,538

TOTAL NET ASSETS - 100.0%		$168,866,881

Retirement Choices at 2050 Portfolio (formerly
Retirement 2050 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 68.5%
Equity - 68.0%
John Hancock Funds II (G) - 68.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	5,769,647	$58,908,093
Fixed Income - 0.5%
John Hancock Funds II (G) - 0.5%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	43,172	434,746
Unaffiliated Investment Companies - 31.6%
Equity - 14.1%
Vanguard Dividend Appreciation ETF	61,865	3,643,848
Vanguard Energy ETF	10,389	1,073,703
Vanguard Materials ETF	13,489	1,077,097
Vanguard MSCI Emerging Markets ETF	117,712	4,726,137
Vanguard REIT ETF	25,758	1,718,831
Fixed Income - 17.5%
iShares iBoxx Investment Grade Corporate
Bond Fund	10,737	1,297,352
SPDR Barclays Capital High Yield Bond ETF	96,554	3,875,678
Vanguard Long-Term Bond ETF	31,141	3,043,099
Vanguard Long-Term Corporate Bond ETF	37,149	3,465,630
Vanguard Total Bond Market ETF	40,500	3,449,790
Total investments (Retirement Choices at 2050 Portfolio
(formerly Retirement 2050 Portfolio))
(Cost $84,856,774) - 100.1%		$86,714,004
Other assets and liabilities, net - (0.1%)		(79,955)

TOTAL NET ASSETS - 100.0%		$86,634,049

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 91.7%
U.S. Government - 14.0%
U.S. Treasury Notes
0.500%, 07/31/2017	$5,270,000	5,249,004
0.875%, 12/31/2016	1,860,000	1,890,660
1.000%, 08/31/2016	1,960,000	2,003,947
1.250%, 09/30/2015	2,695,000	2,772,271
1.750%, 03/31/2014	1,080,000	1,105,818
2.000%, 04/30/2016	1,760,000	1,863,400
2.125%, 05/31/2015	7,135,000	7,493,976
2.500%, 04/30/2015	3,835,000	4,061,503

		26,440,579
U.S. Government Agency - 77.7%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	3,341,000	3,507,572
2.125%, 09/15/2015	4,260,000	4,443,103
2.375%, 07/22/2015	4,990,000	5,257,005
3.250%, 08/11/2014	805,000	846,231
5.125%, 04/19/2017 (S)	6,890,000	8,209,910
Federal Farm Credit Bank
0.940%, 04/18/2016	1,650,000	1,655,209
1.100%, 06/20/2017	2,830,000	2,844,617
1.370%, 10/11/2016	2,000,000	2,002,588
1.900%, 12/21/2017	2,075,000	2,084,487
2.180%, 11/09/2018	5,185,000	5,200,705
Federal Home Loan Bank
0.875%, 05/23/2016	3,500,000	3,500,067
1.000%, 01/03/2017 to 08/21/2017	10,130,000	10,143,831
1.240%, 03/14/2017	4,680,000	4,681,507
2.125%, 06/10/2016	1,245,000	1,318,543
Federal Home Loan Mortgage Corp.
0.875%, 10/24/2014	1,500,000	1,500,929
1.375%, 09/14/2017	2,135,000	2,145,968
1.500%, 05/23/2017	3,130,000	3,137,891
1.550%, 01/25/2018	4,210,000	4,227,307
2.400%, 04/01/2037 (P)	1,935,101	2,067,780
3.007%, 06/01/2039 (P)	1,410,334	1,495,932
4.271%, 09/01/2039 (P)	674,263	712,925
6.000%, 12/01/2037	807,104	884,031
6.500%, 09/01/2039	688,148	771,335
Federal National Mortgage Association
0.650%, 04/30/2015	4,985,000	4,994,113
0.700%, 03/26/2015 to 06/26/2015	5,635,000	5,647,046
1.000%, 06/06/2016	3,500,000	3,510,983
1.300%, 01/30/2017	3,000,000	3,014,001
1.919%, 08/01/2042 (F) (P)	2,000,000	2,068,171
2.320%, 09/01/2041 (P)	2,556,407	2,669,982
2.437%, 04/01/2042 (P)	1,872,142	1,957,745
2.495%, 02/01/2042 (P)	2,762,986	2,891,834
2.606%, 02/01/2042 (P)	2,059,661	2,161,494
3.500%, 12/01/2026	1,694,383	1,801,489
3.526%, 07/01/2039 (P)	131,747	137,669
4.270%, 05/01/2034 (P)	176,139	185,459
4.865%, 04/01/2048 (P)	13,620	14,491
5.500%, 05/01/2034 to 08/01/2040	3,197,591	3,527,682
6.000%, 02/01/2037 to 09/01/2037	3,509,400	3,873,935
6.500%, 11/01/2038 to 01/01/2039	4,832,194	5,434,648
Government National Mortgage Association
2.500%, 01/20/2042 (P)	7,275,814	7,649,228
3.000%, 07/20/2041 (P)	3,375,113	3,567,280
Tennessee Valley Authority
4.375%, 06/15/2015	6,765,000	7,515,665
4.500%, 04/01/2018	3,470,000	4,136,053
4.875%, 12/15/2016	2,840,000	3,345,980

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority (continued)
5.500%, 07/18/2017	$3,151,000	$3,859,345

		146,603,766

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $170,994,074)		$173,044,345

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.2%
U.S. Government Agency - 6.2%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO,
1.607%, 12/25/2021 (P)	1,753,837	175,966
Series K708, Class X1 IO,
1.645%, 01/25/2019 (P)	3,957,937	321,582
Series K709, Class X1 IO,
1.678%, 03/25/2019 (P)	2,218,001	185,460
Series K707, Class X1 IO,
1.696%, 12/25/2018 (P)	1,493,190	122,091
Series K706, Class X1 IO,
1.734%, 10/25/2018 (P)	4,277,559	353,793
Series K710, Class X1 IO,
1.916%, 05/25/2019 (P)	1,609,544	156,311
Series 3956, Class DJ,
3.250%, 10/15/2036	1,344,426	1,382,589
Series 3499, Class PA,
4.500%, 08/15/2036	782,497	823,314
Series 3947, Class PA,
4.500%, 01/15/2041	321,109	350,146
Federal National Mortgage Association
Series 2011-146, Class MA,
3.500%, 08/25/2041	1,963,268	2,056,089
Series 2011-132, Class PA,
4.500%, 08/25/2039	3,921,079	4,196,735
Government National Mortgage Association,
Series 2010-88, Class BA
4.500%, 01/20/2036	1,441,570	1,519,223

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,019,744)		$11,643,299

SHORT-TERM INVESTMENTS - 2.6%
U.S. Government Agency - 2.6%
Federal Home Loan Discount Note, 0.002%,
09/04/2012 *	5,000,000	5,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,000,000)		$5,000,000

Total Investments (Short Term Government Income Fund)
(Cost $187,013,818) - 100.5%		$189,687,644
Other assets and liabilities, net - (0.5%)		(992,504)

TOTAL NET ASSETS - 100.0%		$188,695,140

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 19.7%
Auto Components - 0.9%
Tenneco, Inc. (I)	41,414	$1,257,743

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.3%
AFC Enterprises, Inc. (I)	44,686	$1,073,358
Bloomin’ Brands Inc (I)(L)	32,000	415,360
Buffalo Wild Wings, Inc. (I)(L)	16,460	1,263,799
The Cheesecake Factory, Inc.	55,257	1,835,085

		4,587,602
Household Durables - 1.8%
Meritage Homes Corp. (I)	16,710	622,782
PulteGroup, Inc. (I)	74,038	1,012,840
Standard Pacific Corp. (I)(L)	120,120	804,804

		2,440,426
Internet & Catalog Retail - 3.1%
HomeAway, Inc. (I)(L)	59,200	1,400,672
HSN, Inc.	25,450	1,146,014
Shutterfly, Inc. (I)(L)	49,899	1,484,495
TripAdvisor, Inc. (I)	9,590	320,690

		4,351,871
Leisure Equipment & Products - 1.2%
Brunswick Corp. (L)	32,872	778,738
LeapFrog Enterprises, Inc. (I)	77,880	844,219

		1,622,957
Media - 1.0%
Pandora Media, Inc. (I)(L)	115,710	1,387,363
Specialty Retail - 5.9%
DSW, Inc., Class A	24,492	1,580,224
Express, Inc. (I)	45,250	706,353
GNC Holdings, Inc., Class A	25,640	996,114
Hibbett Sports, Inc. (I)(L)	17,610	1,022,084
rue21, Inc. (I)(L)	33,020	934,796
The Children’s Place Retail Stores, Inc. (I)	21,240	1,209,406
Urban Outfitters, Inc. (I)	43,710	1,640,868

		8,089,845
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (I)(L)	57,368	1,860,444
Steven Madden, Ltd. (I)	38,440	1,649,845

		3,510,289

		27,248,096
Consumer Staples - 2.2%
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	19,790	1,119,125
Personal Products - 1.4%
Elizabeth Arden, Inc. (I)	41,700	1,940,718

		3,059,843
Energy - 5.7%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (I)	37,395	1,730,641
Gulfmark Offshore, Inc., Class A (I)	23,998	841,850
Patterson-UTI Energy, Inc. (L)	83,280	1,265,023

		3,837,514
Oil, Gas & Consumable Fuels - 2.9%
Rex Energy Corp. (I)(L)	80,440	996,652
Rosetta Resources, Inc. (I)	37,630	1,615,832
SemGroup Corp., Class A (I)	39,270	1,395,656

		4,008,140

		7,845,654

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 6.9%
Capital Markets - 0.1%
Manning & Napier, Inc.	7,500	$89,175
Commercial Banks - 1.9%
East West Bancorp, Inc.	58,740	1,288,756
PrivateBancorp, Inc.	27,920	455,096
Western Alliance Bancorp (I)	90,430	841,903

		2,585,755
Consumer Finance - 0.2%
Netspend Holdings, Inc. (I)	36,398	345,053
Real Estate Investment Trusts - 4.3%
American Campus Communities, Inc.	19,390	903,962
Coresite Realty Corp.	56,820	1,544,936
Pebblebrook Hotel Trust	63,548	1,501,639
PS Business Parks, Inc.	7,740	527,636
Sunstone Hotel Investors, Inc. (I)	73,420	765,771
Two Harbors Investment Corp.	63,170	732,140

		5,976,084
Real Estate Management & Development - 0.4%
Zillow, Inc., Class A (I)(L)	12,900	536,769

		9,532,836
Health Care - 19.6%
Biotechnology - 6.0%
Arena Pharmaceuticals, Inc. (I)(L)	73,830	667,423
AVEO Pharmaceuticals, Inc. (I)	52,160	500,214
Cubist Pharmaceuticals, Inc. (I)	28,980	1,338,876
Exelixis, Inc. (I)(L)	112,320	497,578
Immunogen, Inc. (I)	43,050	619,490
Incyte Corp. (I)(L)	32,410	648,524
Ironwood Pharmaceuticals, Inc. (I)(L)	69,980	876,849
NPS Pharmaceuticals, Inc. (I)(L)	107,840	821,741
Onyx Pharmaceuticals, Inc. (I)	9,140	657,349
Rigel Pharmaceuticals, Inc. (I)	43,300	403,556
Seattle Genetics, Inc. (I)(L)	45,780	1,215,001

		8,246,601
Health Care Equipment & Supplies - 4.4%
ABIOMED, Inc. (I)(L)	56,890	1,270,354
Align Technology, Inc. (I)	10,800	366,660
HeartWare International, Inc. (I)	21,250	1,903,363
Insulet Corp. (I)(L)	68,290	1,432,041
Volcano Corp. (I)(L)	40,580	1,147,602

		6,120,020
Health Care Providers & Services - 5.1%
Air Methods Corp. (I)	10,510	1,224,835
Catamaran Corp. (I)	21,199	1,847,493
HealthSouth Corp. (I)	43,070	986,303
Owens & Minor, Inc. (L)	18,750	524,813
Team Health Holdings, Inc. (I)	41,500	1,184,825
WellCare Health Plans, Inc. (I)	22,920	1,299,335

		7,067,604
Life Sciences Tools & Services - 1.2%
PAREXEL International Corp. (I)	58,768	1,691,931
Pharmaceuticals - 2.9%
Auxilium Pharmaceuticals, Inc. (I)	28,920	673,836
Optimer Pharmaceuticals, Inc. (I)(L)	62,380	937,571
Salix Pharmaceuticals, Ltd. (I)	27,980	1,230,001
The Medicines Company (I)	43,940	1,128,819

		3,970,227

		27,096,383

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 15.0%
Aerospace & Defense - 3.5%
DigitalGlobe, Inc. (I)	96,830	$2,011,159
GeoEye, Inc. (I)(L)	19,500	523,185
Moog, Inc., Class A (I)	23,070	845,054
Teledyne Technologies, Inc. (I)	23,129	1,492,052

		4,871,450
Airlines - 1.4%
Spirit Airlines, Inc. (I)	102,009	1,994,276
Building Products - 1.8%
Owens Corning, Inc. (I)	48,220	1,608,619
Trex Company, Inc. (I)(L)	29,985	922,039

		2,530,658
Commercial Services & Supplies - 0.5%
Sykes Enterprises, Inc. (I)	51,674	697,082
Electrical Equipment - 1.6%
Acuity Brands, Inc.	12,750	818,040
Polypore International, Inc. (I)(L)	41,600	1,348,672

		2,166,712
Machinery - 1.9%
Colfax Corp. (I)(L)	21,110	694,308
IDEX Corp.	17,600	701,536
Middleby Corp. (I)	4,350	500,903
Sauer-Danfoss, Inc.	18,550	707,312

		2,604,059
Road & Rail - 2.5%
Landstar System, Inc.	37,890	1,791,060
Old Dominion Freight Line, Inc. (I)	36,740	1,645,217

		3,436,277
Trading Companies & Distributors - 1.8%
DXP Enterprises, Inc. (I)	16,210	747,443
United Rentals, Inc. (I)(L)	26,730	863,646
WESCO International, Inc. (I)(L)	14,620	844,744

		2,455,833

		20,756,347
Information Technology - 25.3%
Communications Equipment - 2.3%
Finisar Corp. (I)(L)	62,430	857,788
Ixia (I)(L)	103,200	1,531,488
Riverbed Technology, Inc. (I)	37,790	755,422

		3,144,698
Electronic Equipment, Instruments & Components - 3.6%
Coherent, Inc. (I)(L)	28,820	1,357,134
Fabrinet (I)	95,770	1,147,325
Jabil Circuit, Inc. (L)	75,280	1,714,878
Universal Display Corp. (I)(L)	20,190	815,070

		5,034,407
Internet Software & Services - 5.4%
Bazaarvoice, Inc. (I)(L)	45,005	667,874
CoStar Group, Inc. (I)	9,520	773,500
DealerTrack Holdings, Inc. (I)(L)	37,640	1,042,252
IAC/InterActiveCorp	43,010	2,229,638
LivePerson, Inc. (I)(L)	81,113	1,338,365
Web.com Group, Inc. (I)	85,520	1,423,908

		7,475,537
IT Services - 3.0%
Sapient Corp. (I)(L)	122,780	1,241,306
Syntel, Inc.	25,020	1,458,666

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Wright Express Corp. (I)	20,800	$1,369,472

		4,069,444
Semiconductors & Semiconductor Equipment - 3.3%
Cirrus Logic, Inc. (I)(L)	12,690	528,792
Lattice Semiconductor Corp. (I)	242,810	944,531
Skyworks Solutions, Inc. (I)	63,820	1,943,957
Ultratech, Inc. (I)	32,620	1,075,808

		4,493,088
Software - 7.7%
Allot Communications, Ltd. (I)	986	26,050
BroadSoft, Inc. (I)	32,652	1,182,329
Cadence Design Systems, Inc. (I)(L)	170,740	2,253,768
Concur Technologies, Inc. (I)(L)	21,680	1,569,632
Imperva, Inc. (I)	28,080	850,543
Jive Software, Inc. (I)(L)	6,890	103,970
Parametric Technology Corp. (I)	24,409	518,691
Pegasystems, Inc.	25,310	684,129
Solera Holdings, Inc.	42,970	1,767,356
Splunk, Inc. (I)	28,000	963,200
Tangoe, Inc. (I)	45,730	740,826

		10,660,494

		34,877,668
Materials - 3.4%
Chemicals - 1.2%
Methanex Corp. (L)	54,780	1,632,992
Containers & Packaging - 2.1%
Packaging Corp. of America	31,580	1,011,192
Silgan Holdings, Inc.	45,033	1,888,234

		2,899,426
Paper & Forest Products - 0.1%
KapStone Paper and Packaging Corp. (I)	7,007	140,350

		4,672,768

TOTAL COMMON STOCKS (Cost $115,226,408)		$135,089,595

SECURITIES LENDING COLLATERAL - 20.8%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	2,869,753	28,720,772

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,712,444)		$28,720,772

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 2.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/31/2012 at 0.210% to
be repurchased at $3,200,075 on
09/04/2012, collateralized by $2,965,675
Government National Mortgage Association,
4.00% due 06/15/2039 (valued at
$3,264,000 including interest)	$3,200,000	$3,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,200,000)		$3,200,000

Total Investments (Small Cap Growth Fund)
(Cost $147,138,852) - 120.9%		$167,010,367
Other assets and liabilities, net - (20.9%)		(28,899,570)

TOTAL NET ASSETS - 100.0%		$138,110,797

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.7%
Consumer Discretionary - 15.5%
Auto Components - 1.0%
Dana Holding Corp.	44,665	$610,123
Drew Industries, Inc. (I)	651	18,859
Exide Technologies (I)	10,603	32,445
Federal-Mogul Corp. (I)	3,604	33,733
Modine Manufacturing Company (I)	4,677	32,786
Motorcar Parts of America, Inc. (I)	2,590	12,562
Shiloh Industries, Inc.	1,546	15,661
Spartan Motors, Inc.	4,866	24,281
Standard Motor Products, Inc.	3,300	58,212
Stoneridge, Inc. (I)	55	348
Superior Industries International, Inc.	4,830	82,545
TRW Automotive Holdings Corp. (I)	14,684	641,838

		1,563,393
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	99,733
VOXX International Corp. (I)	2,806	21,045
Weyco Group, Inc.	137	3,143

		123,921
Diversified Consumer Services - 0.2%
Ascent Capital Group, Inc., Class A (I)	2,709	139,649
Cambium Learning Group, Inc. (I)	3,781	3,630
Career Education Corp. (I)	5	16
Carriage Services, Inc.	1,315	11,888
Corinthian Colleges, Inc. (I)(L)	5,149	10,401
Education Management Corp. (I)(L)	762	2,278
Mac-Gray Corp.	768	10,045
Matthews International Corp., Class A	253	7,572
Regis Corp. (L)	8,066	145,269
School Specialty, Inc. (I)	2,471	6,968
Steiner Leisure, Ltd. (I)	148	6,918
Stewart Enterprises, Inc., Class A (L)	1,666	12,262

		356,896
Hotels, Restaurants & Leisure - 2.7%
Ambassadors Group, Inc.	202	1,097
Ark Restaurants Corp.	64	1,025
Bally Technologies, Inc. (I)(L)	13,012	576,301
Biglari Holdings, Inc. (I)	222	78,011
Bluegreen Corp. (I)	7,080	40,427
Bob Evans Farms, Inc.	2,266	89,144
Boyd Gaming Corp. (I)(L)	13,073	78,569
Canterbury Park Holding Corp.	100	1,031
Carrols Restaurant Group, Inc. (I)	1,313	7,458
Churchill Downs, Inc.	1,871	107,077
DineEquity, Inc. (I)(L)	14,974	793,173
Dover Downs Gaming & Entertainment, Inc.	2,392	5,980
Frisch’s Restaurants, Inc.	156	5,150
Full House Resorts, Inc. (I)	632	1,694
Gaming Partners International Corp.	400	2,428
Gaylord Entertainment Company (I)(L)	5,300	214,862
International Speedway Corp., Class A	5,732	152,529
Isle of Capri Casinos, Inc. (I)(L)	7,312	45,773
Life Time Fitness, Inc. (I)(L)	2,800	132,944
Luby’s, Inc. (I)	6,723	40,204
Marcus Corp.	3,767	48,632
Monarch Casino & Resort, Inc. (I)	2,300	17,342
MTR Gaming Group, Inc. (I)	4,201	15,313
Multimedia Games Holding Company, Inc. (I)	1,794	28,112
Orient Express Hotels, Ltd., Class A (I)(L)	11,800	103,722
Papa John’s International, Inc. (I)	14,822	763,185
Pinnacle Entertainment, Inc. (I)	8,929	98,844
Red Lion Hotels Corp. (I)	314	2,286

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (I)(L)	2,400	$74,424
Rick’s Cabaret International, Inc. (I)	2,292	17,511
Ruby Tuesday, Inc. (I)	8,325	56,277
Scientific Games Corp., Class A (I)	100	733
Speedway Motorsports, Inc.	6,816	104,489
The Wendy’s Company	47,925	204,640
Vail Resorts, Inc. (L)	4,149	213,881
WMS Industries, Inc. (I)(L)	1,640	26,125

		4,150,393
Household Durables - 2.7%
Acme United Corp.	300	3,255
Bassett Furniture Industries, Inc.	1,320	15,959
Beazer Homes USA, Inc. (I)(L)	14,270	41,954
Blyth, Inc.	518	21,922
Cavco Industries, Inc. (I)	648	29,678
Cobra Electronics Corp. (I)	400	1,916
CSS Industries, Inc.	926	18,492
D.R. Horton, Inc.	2,270	43,107
Emerson Radio Corp. (I)	6,514	13,354
Flexsteel Industries, Inc.	274	5,376
Furniture Brands International, Inc. (I)(L)	11,407	11,521
Helen of Troy, Ltd. (I)	4,589	144,278
Hooker Furniture Corp.	2,845	32,291
Jarden Corp.	2,206	106,616
Kid Brands, Inc. (I)	2,309	2,194
La-Z-Boy, Inc. (I)	64,699	892,846
Lennar Corp., Class A (L)	8,134	263,786
Lennar Corp., Class B	1,165	30,139
Lifetime Brands, Inc.	962	10,544
M/I Homes, Inc. (I)	4,500	86,850
MDC Holdings, Inc.	1,223	42,414
Meritage Homes Corp. (I)	33,527	1,249,551
Mohawk Industries, Inc. (I)	7,926	571,068
PulteGroup, Inc. (I)	28,129	384,805
Skyline Corp.	705	3,335
Standard Pacific Corp. (I)(L)	12,794	85,720
Stanley Furniture Company, Inc. (I)	2,115	10,004
The Ryland Group, Inc. (L)	4,400	117,964
Universal Electronics, Inc. (I)	103	1,573

		4,242,512
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	5,490	19,737
dELiA*s, Inc. (I)	3,000	4,050
Gaiam, Inc., Class A (I)	3,280	11,382
Shutterfly, Inc. (I)	31	922
ValueVision Media, Inc. (I)	731	1,389

		37,480
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. (I)(L)	2,170	93,874
Brunswick Corp.	31,938	756,611
Callaway Golf Company (L)	10,513	60,450
JAKKS Pacific, Inc. (L)	3,041	50,602
Johnson Outdoors, Inc. (I)	200	4,058
LeapFrog Enterprises, Inc. (I)	7,584	82,211
Nautilus, Inc. (I)	1,456	3,436
Smith & Wesson Holding Corp. (I)	5,368	43,159
Steinway Musical Instruments, Inc. (I)	2,960	73,704

		1,168,105
Media - 1.5%
AH Belo Corp.	4,621	22,181
Ballantyne Strong, Inc. (I)	1,790	7,679
Beasley Broadcasting Group, Inc. (I)	447	1,944

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Belo Corp., Class A	8,731	$63,736
Central European Media Enterprises, Ltd. (I)(L)	2,003	11,217
Clear Channel Outdoor Holdings, Inc., Class A	1,942	10,196
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,062	34,992
EW Scripps Company, Class A (I)	10,582	109,735
Fisher Communications, Inc. (I)	2,124	75,742
Gannett Company, Inc.	8,839	134,883
Gray Television, Inc. (I)	8,117	15,016
Harte-Hanks, Inc.	9,457	65,821
Journal Communications, Inc., Class A (I)	8,168	43,780
Lee Enterprises, Inc. (I)	3,600	5,328
Live Nation Entertainment, Inc. (I)(L)	16,746	142,676
Martha Stewart Living
Omnimedia, Inc., Class A	4,500	13,320
Media General, Inc., Class A (I)(L)	5,000	24,000
Meredith Corp. (L)	1,195	38,909
New Frontier Media, Inc. (I)	1,891	2,799
Outdoor Channel Holdings, Inc.	1,659	11,580
Radio One, Inc., Class D (I)	4,508	3,719
Salem Communications Corp., Class A	1,200	5,964
The Interpublic Group of Companies, Inc.	74,115	788,584
The Madison Square Garden, Inc., Class A (I)	4,734	199,822
The McClatchy Company, Class A (I)(L)	13,372	20,860
The New York Times Company, Class A (I)	700	6,433
The Washington Post Company, Class B (L)	1,176	414,540

		2,275,456
Multiline Retail - 0.6%
Dillard’s, Inc., Class A	8,952	672,116
Fred’s, Inc., Class A (L)	6,736	89,791
Saks, Inc. (I)(L)	12,322	144,784
The Bon-Ton Stores, Inc.	592	6,210
Tuesday Morning Corp. (I)	4,400	24,596

		937,497
Specialty Retail - 4.9%
Americas Car-Mart, Inc. (I)	601	27,412
Barnes & Noble, Inc. (I)(L)	9,129	109,274
bebe stores, Inc.	98,799	536,479
Big 5 Sporting Goods Corp.	235	2,002
Books-A-Million, Inc. (I)(L)	2,241	5,894
Brown Shoe Company, Inc.	6,262	93,993
Build-A-Bear Workshop, Inc. (I)	3,247	13,800
Cabela’s, Inc. (I)	6,938	333,093
Cache, Inc. (I)	2,290	7,740
Casual Male Retail Group, Inc. (I)	6,459	26,611
Christopher & Banks Corp.	7,727	19,008
Citi Trends, Inc. (I)	353	4,100
Collective Brands, Inc. (I)	8,484	183,594
Conn’s, Inc. (I)(L)	7,677	177,799
Foot Locker, Inc.	8,200	283,474
GameStop Corp., Class A (L)	16,216	309,401
Genesco, Inc. (I)(L)	11,645	822,719
GNC Holdings, Inc., Class A	25,157	977,349
Group 1 Automotive, Inc. (L)	3,300	181,533
Haverty Furniture Companies, Inc.	3,731	48,801
hhgregg, Inc. (I)(L)	1,994	14,137
Hot Topic, Inc.	6,589	62,266
Lithia Motors, Inc., Class A (L)	5,348	156,215
MarineMax, Inc. (I)(L)	4,389	31,645
New York & Company, Inc. (I)	2,900	10,817
Office Depot, Inc. (I)	13,411	20,519
OfficeMax, Inc.	3	17
Pacific Sunwear of California, Inc. (I)(L)	15,200	37,088

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Penske Automotive Group, Inc. (L)	33,170	$883,649
Perfumania Holdings, Inc. (I)	1,016	8,402
Pier 1 Imports, Inc. (L)	49,531	915,333
RadioShack Corp. (L)	2,661	6,466
Rent-A-Center, Inc. (L)	12,800	451,584
Shoe Carnival, Inc.	2,916	64,152
Sonic Automotive, Inc. (L)	2,665	47,624
Stage Stores, Inc. (L)	5,947	127,385
Stein Mart, Inc. (I)	5,406	48,870
Systemax, Inc. (I)	4,305	50,153
The Men’s Wearhouse, Inc.	7,700	243,320
The Pep Boys - Manny, Moe & Jack (L)	9,800	88,102
The Wet Seal, Inc., Class A (I)	14,505	42,065
West Marine, Inc. (I)	4,685	48,724
Zale Corp. (I)	6,957	38,403

		7,561,012
Textiles, Apparel & Luxury Goods - 1.1%
Charles & Colvard, Ltd. (I)	775	2,852
Culp, Inc.	709	7,544
Delta Apparel, Inc. (I)	522	7,397
G-III Apparel Group, Ltd. (I)(L)	981	31,137
Heelys, Inc. (I)	1,265	2,214
Iconix Brand Group, Inc. (I)(L)	14,828	277,284
K-Swiss, Inc., Class A (I)	2,217	6,274
Kenneth Cole Productions, Inc., Class A (I)	1,900	28,823
Lakeland Industries, Inc. (I)	700	4,809
Maidenform Brands, Inc. (I)	530	11,761
Movado Group, Inc.	3,584	126,013
Perry Ellis International, Inc. (I)	2,224	45,859
PVH Corp.	8,561	803,878
Quiksilver, Inc. (I)	18,231	57,063
RG Barry Corp.	1,273	18,255
Rocky Brands, Inc. (I)	1,126	13,185
Skechers U.S.A., Inc., Class A (I)	3,847	83,364
Tandy Brands Accessories, Inc. (I)	100	140
The Jones Group, Inc.	8,281	104,920
Unifi, Inc. (I)	3,710	41,107

		1,673,879

		24,090,544
Consumer Staples - 3.8%
Beverages - 0.2%
Central European Distribution Corp. (I)(L)	5,941	16,219
Coca-Cola Bottling Company Consolidated	261	17,915
Constellation Brands, Inc., Class A (I)	7,538	248,302
Craft Brewers Alliance, Inc. (I)	2,766	21,990
MGP Ingredients, Inc.	2,626	8,613

		313,039
Food & Staples Retailing - 0.9%
Ingles Markets, Inc.	2,701	43,135
Nash Finch Company	2,322	45,720
Spartan Stores, Inc. (L)	3,848	58,913
SUPERVALU, Inc. (L)	12,384	29,474
Susser Holdings Corp. (I)(L)	3,944	134,175
The Andersons, Inc.	2,066	82,991
The Pantry, Inc. (I)	4,883	68,460
United Natural Foods, Inc. (I)(L)	15,533	892,837
Weis Markets, Inc.	2,061	86,871

		1,442,576
Food Products - 2.2%
Alico, Inc.	490	15,499
Cal-Maine Foods, Inc. (L)	700	28,126

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Chiquita Brands International, Inc. (I)	5,723	$34,338
Darling International, Inc. (I)	232	3,856
Dole Food Company, Inc. (I)(L)	9,842	126,765
Farmer Brothers Company (I)	145	1,367
Fresh Del Monte Produce, Inc.	9,985	246,630
Ingredion, Inc.	14,021	754,750
Omega Protein Corp. (I)	4,810	34,728
Overhill Farms, Inc. (I)	50	230
Post Holdings, Inc. (I)	2,390	71,342
Ralcorp Holdings, Inc. (I)	2,200	156,112
Seneca Foods Corp., Class A (I)	2,016	57,678
Smart Balance, Inc. (I)	6,928	80,296
Smithfield Foods, Inc. (I)	19,056	368,162
Snyders-Lance, Inc.	1,625	38,009
The Hain Celestial Group, Inc. (I)	9,339	644,298
Tootsie Roll Industries, Inc.	194	4,922
TreeHouse Foods, Inc. (I)(L)	12,908	670,571

		3,337,679
Household Products - 0.2%
Central Garden & Pet Company (I)	2,475	28,091
Central Garden & Pet Company, Class A (I)	6,231	73,526
Oil-Dri Corp of America	855	19,580
Orchids Paper Products Company (L)	625	11,200
Spectrum Brands Holdings, Inc.	5,367	197,667

		330,064
Personal Products - 0.1%
CCA Industries, Inc.	400	1,836
Inter Parfums, Inc.	1,522	25,265
Mannatech Inc (I)	83	510
Nutraceutical International Corp. (I)	2,391	36,582
Physicians Formula Holdings, Inc. (I)	200	852
Prestige Brands Holdings, Inc. (I)(L)	9,609	154,321

		219,366
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	16,283	47,221
Universal Corp. (L)	3,700	175,491

		222,712

		5,865,436
Energy - 7.3%
Energy Equipment & Services - 4.3%
Basic Energy Services, Inc. (I)(L)	5,693	63,192
Bolt Technology Corp.	1,048	15,060
Bristow Group, Inc.	6,352	297,845
Cal Dive International, Inc. (I)(L)	8,437	12,571
Dawson Geophysical Company (I)	1,649	35,074
Dresser-Rand Group, Inc. (I)(L)	13,589	687,875
ENGlobal Corp. (I)	267	187
Exterran Holdings, Inc. (I)	9,219	169,537
Global Geophysical Services, Inc. (I)	4,342	19,930
Gulf Islands Fabrication, Inc.	3,360	87,427
Gulfmark Offshore, Inc., Class A (I)	5,420	190,134
Helix Energy Solutions Group, Inc. (I)	22,253	392,098
Hercules Offshore, Inc. (I)	20,463	84,103
Hornbeck Offshore Services, Inc. (I)	5,800	225,272
Lufkin Industries, Inc. (L)	8,259	432,937
Matrix Service Company (I)	5,600	65,296
Mitcham Industries, Inc. (I)	2,445	37,409
Nabors Industries, Ltd. (I)	10,197	150,610
Natural Gas Services Group, Inc. (I)	2,736	37,729
Newpark Resources, Inc. (I)(L)	14,056	96,705
Oceaneering International, Inc.	15,070	806,848

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oil States International, Inc. (I)	10,052	$786,468
Parker Drilling Company (I)	16,600	68,724
Patterson-UTI Energy, Inc.	10,900	165,571
PHI, Inc. (I)	2,700	74,385
Pioneer Energy Services Corp. (I)	13,710	105,567
Rowan Companies PLC (I)	13,921	489,741
SEACOR Holdings, Inc. (I)	2,519	216,659
Tesco Corp. (I)	139	1,412
TETRA Technologies, Inc. (I)	7,049	45,184
Tidewater, Inc.	5,452	258,588
Union Drilling, Inc. (I)	5,316	22,699
Unit Corp. (I)	10,500	417,690
Willbros Group, Inc. (I)	11,697	57,315

		6,617,842
Oil, Gas & Consumable Fuels - 3.0%
Alon USA Energy, Inc.	8,155	111,560
Approach Resources, Inc. (I)	1,893	54,405
Bill Barrett Corp. (I)	4,159	91,207
Biofuel Energy Corp. (I)(L)	240	727
BPZ Resources, Inc. (I)(L)	7,727	17,695
Clayton Williams Energy, Inc. (I)	372	17,875
Comstock Resources, Inc. (I)(L)	5,496	90,629
Contango Oil & Gas Company (I)	306	16,992
Crimson Exploration, Inc. (I)	6,418	28,753
Crosstex Energy, Inc.	2,687	33,319
CVR Energy, Inc. (I)	4,991	0
Delek US Holdings, Inc.	5,562	146,058
DHT Holdings, Inc.	1,315	7,272
Double Eagle Petroleum &
Mining Company (I)	1,718	7,645
Endeavour International Corp. (I)(L)	4,363	36,867
Energen Corp.	14,977	764,576
Energy Partners, Ltd. (I)	7,993	137,639
Green Plains Renewable Energy, Inc. (I)(L)	7,707	35,452
Halcon Resources Corp. (I)	3,784	29,061
Harvest Natural Resources, Inc. (I)(L)	6,322	53,927
HKN, Inc. (I)	349	754
Magnum Hunter Resources Corp. (I)	4,508	19,384
Miller Energy Resources, Inc. (I)	77	348
Nordic American Tankers, Ltd. (L)	459	5,375
Overseas Shipholding Group, Inc. (L)	4,418	26,552
PDC Energy, Inc. (I)(L)	3,810	106,032
Penn Virginia Corp. (L)	5,500	33,605
Petroquest Energy, Inc. (I)	2,200	14,014
Plains Exploration & Production Company (I)	3,277	128,852
Rex Energy Corp. (I)(L)	3,679	45,583
Rosetta Resources, Inc. (I)	15,662	672,526
SemGroup Corp., Class A (I)	2,466	87,642
Ship Finance International, Ltd. (L)	3,298	53,230
Stone Energy Corp. (I)	2,892	68,049
Swift Energy Company (I)	6,796	132,454
Synergy Resources Corp. (I)	356	997
Teekay Corp.	1,330	39,341
Tesoro Corp.	21,000	834,540
Triangle Petroleum Corp. (I)(L)	4,500	30,915
USEC, Inc. (I)(L)	23,391	14,502
Vaalco Energy, Inc. (I)	3,571	26,461
Warren Resources, Inc. (I)	7,110	20,690
Western Refining, Inc.	21,251	594,390

		4,637,895

		11,255,737

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 22.0%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (I)	5,894	$693,252
American Capital, Ltd. (I)	42,022	461,822
Calamos Asset Management, Inc.	923	10,273
Capital Southwest Corp.	697	72,906
Cowen Group, Inc., Class A (I)	25,390	66,268
E*TRADE Financial Corp. (I)	16,041	137,471
Edelman Financial Group, Inc. (L)	4,208	37,115
Evercore Partners, Inc., Class A	21,579	533,001
FirstCity Financial Corp. (I)	400	3,136
GFI Group, Inc. (L)	7,774	21,767
Gleacher & Company, Inc. (I)	4,718	3,916
Harris & Harris Group, Inc. (I)	4,423	16,188
ICG Group, Inc. (I)	1,991	18,158
INTL FCStone, Inc. (I)	199	3,608
Investment Technology Group, Inc. (I)	6,101	51,675
Janus Capital Group, Inc.	6,012	52,425
Jefferies Group, Inc.	510	7,492
JMP Group, Inc.	3,000	16,170
KBW, Inc. (L)	1,115	17,048
Knight Capital Group, Inc., Class A (I)	8,141	22,469
Legg Mason, Inc.	14,190	348,790
MCG Capital Corp.	13,908	64,672
Medallion Financial Corp.	3,535	40,264
Oppenheimer Holdings, Inc., Class A	1,506	22,470
Piper Jaffray Companies (I)(L)	300	7,383
Safeguard Scientifics, Inc. (I)	1,932	30,062
SWS Group, Inc. (I)	4,200	25,074

		2,784,875
Commercial Banks - 8.3%
1st Source Corp.	3,680	84,014
1st United Bancorp, Inc. (I)	1,670	10,120
American National Bankshares, Inc.	406	9,054
Ameris Bancorp (I)(L)	2,259	26,814
Associated Banc-Corp.	20,545	266,263
Bancfirst Corp.	601	24,869
Bancorp, Inc. (I)	5,997	57,991
BancTrust Financial Group, Inc. (I)	2,912	8,445
Bank of Florida Corp. (I)	2,087	0
Banner Corp.	2,395	57,911
Bar Harbor Bankshares	232	8,294
BBCN Bancorp, Inc. (I)(L)	8,740	109,425
Boston Private Financial Holdings, Inc. (L)	51,278	486,628
Bryn Mawr Bank Corp.	454	9,983
C&F Financial Corp.	63	2,465
Camden National Corp.	211	7,790
Capital City Bank Group, Inc.	2,956	26,427
Cardinal Financial Corp.	4,374	56,643
Cathay General Bancorp	10,181	166,663
Center Bancorp, Inc.	785	8,980
Centerstate Banks, Inc.	2,800	22,904
Central Pacific Financial Corp. (I)	27	375
Chemical Financial Corp.	2,894	66,388
City Holding Company	378	12,897
CoBiz Financial, Inc.	5,644	39,960
Columbia Banking System, Inc.	2,661	47,472
Commerce Bancshares, Inc.	16,961	682,341
Community Bank Systems, Inc.	2,500	70,100
Community Trust Bancorp, Inc.	1,331	45,773
CVB Financial Corp. (L)	71,077	849,370
East West Bancorp, Inc.	32,572	714,630
Enterprise Bancorp, Inc.	204	3,231
Enterprise Financial Services Corp.	3,205	39,646
Fidelity Southern Corp.	793	6,986

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Financial Institutions, Inc.	1,228	$21,490
First Bancorp North Carolina	3,981	39,531
First BanCorp Puerto Rico (I)	1,207	4,611
First Bancorp, Inc. Maine	263	4,321
First Busey Corp.	6,309	30,283
First California Financial Group, Inc. (I)	2,606	18,294
First Commonwealth Financial Corp. (L)	18,527	128,948
First Community Bancshares, Inc.	2,119	31,488
First Financial Bancorp	2,000	32,560
First Financial Corp.	1,254	38,209
First Horizon National Corp.	1,198	10,734
First Interstate Bancsystem, Inc.	1,557	22,265
First Merchants Corp. (L)	5,559	78,271
First Midwest Bancorp, Inc.	7,964	94,055
First Niagara Financial Group, Inc.	22,582	178,172
First South Bancorp, Inc. (I)	777	3,279
FirstMerit Corp.	9,050	141,995
FNB Corp. (L)	69,280	758,616
German American Bancorp, Inc.	343	7,889
Glacier Bancorp, Inc.	2,400	36,984
Great Southern Bancorp, Inc.	1,203	35,344
Green Bancshares, Inc. (I)	3,216	5,821
Hanmi Financial Corp. (I)	1,419	17,723
Heartland Financial USA, Inc. (L)	1,587	41,564
Heritage Commerce Corp. (I)	2,067	13,663
Heritage Financial Corp.	171	2,392
Horizon Bancorp	111	3,004
Hudson Valley Holding Corp.	598	10,100
Iberiabank Corp. (L)	1,700	79,747
Independent Bank Corp. - MA (L)	2,687	78,353
Independent Bank Corp. - Michigan (I)	2,100	5,670
International Bancshares Corp.	12,100	220,946
Intervest Bancshares Corp. (I)	437	1,626
Lakeland Bancorp, Inc.	3,353	33,966
Lakeland Financial Corp.	1,305	34,661
Macatawa Bank Corp. (I)(L)	800	2,424
MainSource Financial Group, Inc. (L)	4,787	57,588
MB Financial, Inc.	7,939	162,114
MBT Financial Corp. (I)	1,037	3,007
Mercantile Bank Corp. (I)	1,058	17,933
Merchants Bancshares, Inc.	109	3,053
Metro Bancorp, Inc. (I)	1,942	24,372
MidSouth Bancorp, Inc.	729	9,492
MidWestOne Financial Group, Inc.	305	6,661
National Penn Bancshares, Inc. (L)	11,091	98,710
NBT Bancorp, Inc.	1,263	26,561
NewBridge Bancorp. (I)	2,100	9,891
North Valley Bancorp (I)	43	596
Northrim BanCorp, Inc.	492	10,135
Old National Bancorp	4,401	58,093
Old Second Bancorp, Inc. (I)(L)	1,554	2,238
OmniAmerican Bancorp, Inc. (I)	1,661	36,525
Oriental Financial Group, Inc.	4,139	43,873
Pacific Capital Bancorp (I)	1,005	46,150
Pacific Continental Corp.	2,139	19,230
Pacific Mercantile Bancorp (I)	1,399	9,107
Pacific Premier Bancorp Inc (I)	133	1,212
PacWest Bancorp	539	12,548
Park National Corp. (L)	266	17,915
Park Sterling Corp. (I)	707	3,394
Peapack Gladstone Financial Corp.	346	5,100
Peoples Bancorp, Inc.	2,601	57,482
Pinnacle Financial Partners, Inc. (I)(L)	6,390	122,305
Popular, Inc. (I)	6,410	101,534
Porter Bancorp, Inc. (I)	735	1,352

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Preferred Bank (I)	220	$2,836
PrivateBancorp, Inc.	200	3,260
Renasant Corp.	5,254	96,096
Republic Bancorp, Inc., Class A	667	15,041
Republic First Bancorp, Inc. (I)	1,501	3,032
S&T Bancorp, Inc.	2,700	46,845
Sandy Spring Bancorp, Inc.	2,665	48,876
SCBT Financial Corp.	1,058	42,542
Seacoast Banking Corp. of Florida (I)	3,000	4,410
Shore Bancshares, Inc.	600	3,378
Sierra Bancorp	1,564	17,016
Simmons First National Corp., Class A	1,519	35,362
Southern Community Financial Corp. (I)	1,600	5,056
Southside Bancshares, Inc.	1,462	32,032
Southwest Bancorp, Inc. (I)	3,030	33,512
StellarOne Corp.	5,610	74,333
Sterling Bancorp	2,700	26,811
Sun Bancorp, Inc. (I)	1,364	3,956
Susquehanna Bancshares, Inc.	107,732	1,132,263
Synovus Financial Corp. (L)	105,279	218,980
Taylor Capital Group, Inc. (I)	1,958	32,973
Texas Capital Bancshares, Inc. (I)(L)	18,708	860,942
TIB Financial Corp. (I)	275	3,300
Tompkins Financial Corp.	100	3,884
TowneBank (L)	2,665	39,229
TriCo Bancshares	1,200	18,432
Trustmark Corp.	2,300	54,487
UMB Financial Corp. (L)	1,309	64,180
Umpqua Holdings Corp. (L)	16,210	204,894
Union First Market Bankshares Corp.	2,929	42,998
United Community Banks, Inc. (I)	2,642	21,083
Univest Corp. of Pennsylvania	1,917	31,496
Virginia Commerce Bancorp, Inc. (I)	5,671	45,878
Washington Banking Company	1,315	17,923
Washington Trust Bancorp, Inc.	2,092	51,798
Webster Financial Corp.	5,424	115,423
WesBanco, Inc.	4,767	96,865
West Bancorp, Inc.	1,494	15,149
West Coast Bancorp (I)	1,371	27,310
Western Alliance Bancorp (I)	10,973	102,159
Wilshire Bancorp, Inc. (I)	3,138	19,644
Wintrust Financial Corp. (L)	25,652	959,641
Yadkin Valley Financial Corp. (I)	1,614	4,439
Zions Bancorporation	46,271	890,717

		12,838,503
Consumer Finance - 0.1%
Cash America International, Inc. (L)	1,700	65,994
CompuCredit Holdings Corp. (I)(L)	1,528	9,275
Nelnet, Inc., Class A	4,940	118,313
Nicholas Financial, Inc.	75	1,033
The First Marblehead Corp. (I)(L)	4,620	5,359

		199,974
Diversified Financial Services - 0.5%
Interactive Brokers Group, Inc., Class A	2,900	40,078
Marlin Business Services Corp.	2,737	45,270
MicroFinancial, Inc.	983	8,847
NewStar Financial, Inc. (I)	7,164	84,750
PHH Corp. (I)(L)	7,810	136,285
PICO Holdings, Inc. (I)	1,400	30,492
Resource America, Inc.	3,296	20,897
The NASDAQ OMX Group, Inc.	18,489	422,843

		789,462

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 7.3%
21st Century Holding Company (I)	1,233	$6,806
Allied World Assurance
Company Holdings, Ltd.	5,100	400,503
Alterra Capital Holdings, Ltd. (L)	8,508	195,429
American Equity Investment Life
Holding Company (L)	10,642	123,022
American Financial Group, Inc.	33,113	1,243,724
American National Insurance Company	431	30,467
American Safety Insurance Holdings, Ltd. (I)	2,162	37,251
AMERISAFE, Inc. (I)	2,787	70,065
Argo Group International Holdings, Ltd.	4,561	134,823
Arthur J. Gallagher & Company	23,381	835,169
Aspen Insurance Holdings, Ltd.	8,155	237,147
Assurant, Inc.	9,808	345,732
Assured Guaranty, Ltd.	22,149	292,367
Axis Capital Holdings, Ltd.	10,224	348,332
Baldwin & Lyons, Inc., Class B	133	2,995
CNO Financial Group, Inc.	42,875	381,588
Donegal Group, Inc.	2,470	35,395
Eastern Insurance Holdings, Inc.	2,200	36,410
EMC Insurance Group, Inc.	570	11,195
Employers Holdings, Inc.	1,300	23,699
Endurance Specialty Holdings, Ltd.	5,786	218,769
Enstar Group, Ltd. (I)	371	34,303
FBL Financial Group, Inc., Class A	4,767	157,883
First Acceptance Corp. (I)	4,470	5,632
First American Financial Corp.	6,737	129,822
Flagstone Reinsurance Holdings SA	13,753	117,451
Genworth Financial, Inc., Class A (I)	31,119	164,620
Global Indemnity PLC (I)	2,416	48,731
Greenlight Capital Re, Ltd., Class A (I)	2,000	48,560
Hallmark Financial Services, Inc. (I)	3,571	28,532
Hilltop Holdings, Inc. (I)	10,029	112,325
Homeowners Choice, Inc.	1,195	23,948
Horace Mann Educators Corp.	6,503	114,258
Independence Holding Company	2,816	28,695
Investors Title Company	50	3,128
Kemper Corp.	10,242	313,405
Maiden Holdings, Ltd.	10,361	95,114
Markel Corp. (I)	1,668	725,413
MBIA, Inc. (I)(L)	13,304	144,748
Meadowbrook Insurance Group, Inc.	6,598	50,079
Montpelier Re Holdings, Ltd.	9,927	214,026
National Financial Partners Corp. (I)(L)	3,819	56,292
National Interstate Corp.	809	20,104
Old Republic International Corp.	27,032	233,286
OneBeacon Insurance Group, Ltd., Class A	2,629	33,940
PartnerRe, Ltd.	5,456	400,470
Platinum Underwriters Holdings, Ltd.	3,688	146,561
Presidential Life Corp. (L)	5,383	75,039
Primerica, Inc.	677	19,741
Protective Life Corp.	10,342	292,162
Reinsurance Group of America, Inc.	8,136	477,909
RLI Corp.	600	38,016
Safety Insurance Group, Inc.	1,282	58,062
SeaBright Holdings, Inc.	3,390	37,222
Selective Insurance Group, Inc.	3,257	58,398
StanCorp Financial Group, Inc.	4,763	148,701
State Auto Financial Corp.	4,956	69,632
Stewart Information Services Corp.	3,868	76,470
Symetra Financial Corp.	2,838	34,680
The Hanover Insurance Group, Inc.	4,623	164,995
The Navigators Group, Inc. (I)	1,843	89,496
The Phoenix Companies, Inc. (I)	1,311	40,431
Tower Group, Inc. (L)	8,083	150,667

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	1,493	$33,055
Universal Insurance Holdings, Inc.	2,633	9,216
Validus Holdings, Ltd.	8,353	279,909
W.R. Berkley Corp. (L)	20,863	779,859

		11,395,874
Real Estate Investment Trusts - 2.1%
DCT Industrial Trust, Inc. (L)	141,700	895,544
Douglas Emmett, Inc.	33,600	806,064
Education Realty Trust, Inc. (L)	68,700	794,172
LaSalle Hotel Properties	27,320	744,470

		3,240,250
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc. (I)	7,217	213,768
AV Homes, Inc. (I)	2,810	41,419
Consolidated-Tomoka Land Company	236	6,797
Forestar Group, Inc. (I)	663	9,541
Jones Lang LaSalle, Inc.	8,272	596,659
Thomas Properties Group, Inc.	4,372	24,308
ZipRealty, Inc. (I)	1,200	2,688

		895,180
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp. (L)	10,259	103,308
Atlantic Coast Financial Corp. (I)	176	326
Bank Mutual Corp.	7,055	30,760
BankFinancial Corp.	4,921	37,842
BBX Capital Corp. (I)	1,405	8,781
Beneficial Mutual Bancorp, Inc. (I)	2,325	20,483
Berkshire Hill Bancorp, Inc.	2,695	59,964
BofI Holding, Inc. (I)	1,730	40,742
Brookline Bancorp, Inc.	6,544	55,559
Cape Bancorp, Inc. (I)	443	4,053
Clifton Savings Bancorp, Inc.	202	1,972
Dime Community Bancshares	2,812	39,312
Doral Financial Corp. (I)	7,640	8,251
ESSA Bancorp, Inc.	2,103	21,324
Federal Agricultural Mortgage Corp., Class C	1,732	42,884
First Defiance Financial Corp. (L)	1,313	21,848
First Financial Holdings, Inc.	3,514	44,909
First Financial Northwest, Inc. (I)	2,932	22,283
First Pactrust Bancorp, Inc.	935	11,276
Flushing Financial Corp.	4,011	61,128
Fox Chase Bancorp, Inc.	84	1,268
Hampden Bancorp, Inc.	942	11,869
Hingham Institution for Savings	16	1,006
Home Bancorp, Inc. (I)	1,531	26,027
Home Federal Bancorp, Inc.	3,822	40,590
Hudson City Bancorp, Inc.	20,492	147,337
Kaiser Federal Financial Group, Inc.	627	9,581
Kearny Financial Corp.	378	3,655
Louisiana Bancorp, Inc. (I)	100	1,690
Meridian Interstate Bancorp, Inc. (I)	1,777	26,477
MGIC Investment Corp. (I)	10,189	12,023
New England Bancshares, Inc.	100	1,339
Northfield Bancorp, Inc.	60	900
Northwest Bancshares, Inc.	6,907	83,437
OceanFirst Financial Corp.	1,640	23,124
Oritani Financial Corp.	2,000	29,260
People’s United Financial, Inc.	23,089	276,375
Provident Financial Holdings, Inc.	505	6,661
Provident Financial Services, Inc.	9,062	139,917
Provident New York Bancorp	2,310	19,820
Radian Group, Inc. (L)	23,661	79,501
Rockville Financial, Inc.	1,234	14,796

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Roma Financial Corp.	100	$940
Teche Holding Company	71	2,783
Territorial Bancorp, Inc.	952	21,953
TierOne Corp. (I)	1,301	1
Tree.com, Inc. (I)	2,817	42,875
TrustCo Bank Corp.	4,173	23,285
United Financial Bancorp, Inc.	2,341	33,406
ViewPoint Financial Group	1,220	22,485
Walker & Dunlop, Inc. (I)	175	2,314
Washington Federal, Inc.	10,086	162,385
Waterstone Financial, Inc. (I)	718	3,482
Westfield Financial, Inc.	5,678	41,109
WSFS Financial Corp.	53	2,150

		1,952,826

		34,096,944
Health Care - 9.7%
Biotechnology - 0.7%
Astex Pharmaceuticals (I)	9,246	26,166
Celldex Therapeutics, Inc. (I)	4,514	25,459
Cubist Pharmaceuticals, Inc. (I)	19,889	918,872
Emergent Biosolutions, Inc. (I)	200	2,946
Enzon Pharmaceuticals, Inc. (I)	4,700	31,772
Infinity Pharmaceuticals, Inc. (I)	595	10,805
Maxygen, Inc.	5,344	32,812
MediciNova, Inc. (I)	906	1,667
Myriad Pharmaceuticals, Inc. (I)	1,157	2,904
Repligen Corp. (I)	1,800	10,242
Synageva BioPharma Corp. (I)	835	41,717

		1,105,362
Health Care Equipment & Supplies - 3.1%
Alere, Inc. (I)	7,515	141,132
Alphatec Holdings, Inc. (I)(L)	11,650	19,339
Analogic Corp.	900	62,559
AngioDynamics, Inc. (I)	4,853	55,518
Anika Therapeutics, Inc. (I)	2,936	41,721
Cantel Medical Corp.	900	23,184
CONMED Corp.	2,832	76,521
CryoLife, Inc.	2,939	15,871
Cutera, Inc. (I)(L)	2,718	19,624
Cynosure, Inc. (I)	2,183	56,758
Digirad Corp. (I)	3,687	7,300
Exactech, Inc. (I)	1,030	16,624
Greatbatch, Inc. (I)	4,338	100,425
Haemonetics Corp. (I)	10,206	751,876
Hologic, Inc. (I)	9,923	194,788
Invacare Corp.	5,104	70,129
IRIS International, Inc. (I)	126	1,600
Kewaunee Scientific Corp.	80	908
LeMaitre Vascular, Inc.	786	4,771
Medical Action Industries, Inc. (I)	1,100	4,059
Merit Medical Systems, Inc. (I)	1,762	25,109
Natus Medical, Inc. (I)	3,589	42,027
NuVasive, Inc. (I)	1,300	27,404
Orthofix International NV (I)	9,010	381,303
Palomar Medical Technologies, Inc. (I)	1,400	12,250
Rochester Medical Corp. (I)	580	6,392
RTI Biologics, Inc. (I)	10,804	41,271
Solta Medical, Inc. (I)	3,297	10,056
SurModics, Inc. (I)	2,083	38,827
Symmetry Medical, Inc. (I)	5,526	51,447
Teleflex, Inc.	15,819	1,044,529
The Cooper Companies, Inc.	6,115	512,743
TranS1, Inc. (I)	1,749	4,617

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	1,200	$56,820
Wright Medical Group, Inc. (I)(L)	43,796	906,577
Young Innovations, Inc.	689	25,679

		4,851,758
Health Care Providers & Services - 3.7%
Addus HomeCare Corp. (I)	1,215	5,893
Almost Family, Inc. (I)(L)	179	3,952
Amedisys, Inc. (I)	4,462	62,825
AMN Healthcare Services, Inc. (I)	2,560	21,504
Amsurg Corp. (I)(L)	35,966	1,057,760
Assisted Living Concepts, Inc. (L)	4,541	35,374
BioScrip, Inc. (I)	6,019	51,162
Capital Senior Living Corp. (I)	5,362	64,505
CardioNet, Inc. (I)	4,900	11,123
Centene Corp. (I)	2,321	94,256
Community Health Systems, Inc. (I)	10,065	272,158
Coventry Health Care, Inc.	16,171	673,199
Cross Country Healthcare, Inc. (I)	4,185	16,949
Dynacq Healthcare, Inc. (I)	941	523
ExamWorks Group, Inc. (I)	292	3,676
Five Star Quality Care, Inc. (I)	5,481	25,925
Gentiva Health Services, Inc. (I)(L)	22,982	252,342
Hanger, Inc. (I)	2,169	62,055
Healthways, Inc. (I)	5,459	57,210
Integramed America, Inc. (I)(L)	1,300	18,226
IPC The Hospitalist Company, Inc. (I)	17,155	758,079
Kindred Healthcare, Inc. (I)	777	8,671
LHC Group, Inc. (I)	753	13,102
LifePoint Hospitals, Inc. (I)	5,107	206,425
Magellan Health Services, Inc. (I)	2,450	121,545
Medcath Corp.	4,104	32,709
Molina Healthcare, Inc. (I)	5,724	138,750
National Healthcare Corp.	1,717	76,733
Omnicare, Inc.	14,366	465,171
Owens & Minor, Inc. (L)	164	4,590
PharMerica Corp. (I)	3,519	44,339
Select Medical Holdings Corp. (I)	1,512	15,649
Skilled Healthcare Group, Inc. (I)	245	1,401
Sun Healthcare Group, Inc. (I)	2,289	19,342
The Providence Service Corp. (I)	913	10,417
Triple-S Management Corp., Class B (I)	4,238	86,625
Universal American Corp. (I)	16,337	147,850
Universal Health Services, Inc., Class B	18,140	724,693

		5,666,708
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	51,807
Omnicell, Inc. (I)	3,599	51,682

		103,489
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (I)(L)	10,574	40,287
Albany Molecular Research, Inc. (I)	1,696	5,648
Bio-Rad Laboratories, Inc., Class A (I)	6,555	657,991
BioClinica, Inc. (I)(L)	1,800	9,468
Cambrex Corp. (I)	6,793	82,739
Charles River
Laboratories International, Inc. (I)	18,383	667,671
Enzo Biochem, Inc. (I)	2,322	4,365
Harvard Bioscience, Inc. (I)	6,820	26,121
PerkinElmer, Inc.	4,860	132,678

		1,626,968
Pharmaceuticals - 1.1%
Auxilium Pharmaceuticals, Inc. (I)	27,694	645,270

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cumberland Pharmaceuticals, Inc. (I)	631	$3,786
Endo Health Solutions, Inc. (I)	20,244	644,164
Lannett Company, Inc. (I)	3,230	15,795
Pozen, Inc. (I)	2,103	13,691
SciClone Pharmaceuticals, Inc. (I)	2,447	11,990
Sucampo Pharmaceuticals, Inc. (I)	819	3,907
ViroPharma, Inc. (I)(L)	14,738	392,031

		1,730,634

		15,084,919
Industrials - 16.6%
Aerospace & Defense - 1.6%
AAR Corp.	5,432	80,828
Aerovironment, Inc. (I)	24,087	574,716
Ascent Solar Technologies, Inc. (I)(L)	6,979	11,655
Ceradyne, Inc. (L)	5,778	137,228
CPI Aerostructures, Inc. (I)	1,142	14,161
Curtiss-Wright Corp.	6,943	208,707
Ducommun, Inc. (I)	1,656	24,310
Esterline Technologies Corp. (I)	4,702	281,180
Exelis, Inc.	257	2,596
GeoEye, Inc. (I)	600	16,098
Huntington Ingalls Industries, Inc. (I)	1,474	59,063
Innovative Solutions & Support, Inc. (I)	975	3,764
Kratos Defense &
Security Solutions, Inc. (I)(L)	3,577	17,098
LMI Aerospace, Inc. (I)	2,716	52,881
Moog, Inc., Class A (I)	603	22,088
Orbital Sciences Corp., Class A (I)	2,192	30,250
SIFCO Industries, Inc.	400	7,536
Sparton Corp. (I)	2,225	22,250
Sypris Solutions, Inc.	819	5,577
Triumph Group, Inc.	15,240	905,713

		2,477,699
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,088	42,259
Atlas Air Worldwide Holdings, Inc. (I)	4,477	230,566
Pacer International, Inc. (I)	5,413	22,193
UTi Worldwide, Inc.	36,366	499,305
XPO Logistics, Inc. (I)(L)	488	7,237

		801,560
Airlines - 0.2%
Hawaiian Holdings, Inc. (I)(L)	6,439	38,183
JetBlue Airways Corp. (I)(L)	29,514	144,619
Republic Airways Holdings, Inc. (I)(L)	6,149	27,363
SkyWest, Inc.	6,640	58,233

		268,398
Building Products - 0.7%
American Woodmark Corp. (I)	1,000	19,360
Apogee Enterprises, Inc.	5,813	91,845
Builders FirstSource, Inc. (I)(L)	7,703	34,278
Gibraltar Industries, Inc. (I)	4,938	53,972
Griffon Corp. (L)	12,674	122,558
Insteel Industries, Inc.	3,280	32,866
Owens Corning, Inc. (I)	12,149	405,291
PGT, Inc. (I)	6,113	19,562
Quanex Building Products Corp.	3,300	57,750
Simpson Manufacturing Company, Inc.	3,200	81,376
Universal Forest Products, Inc.	3,700	142,191
US Home Systems, Inc.	400	4,972

		1,066,021

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	32,259	$652,277
Acorn Energy, Inc. (L)	767	6,312
American Reprographics Company (I)	6,377	25,636
AMREP Corp. (I)	100	505
Asset Acceptance Capital Corp. (I)	2,909	18,938
Asta Funding, Inc.	2,466	23,476
Casella Waste Systems, Inc., Class A (I)	1,736	8,350
Ceco Environmental Corp.	848	8,039
Consolidated Graphics, Inc. (I)	1,103	29,549
Courier Corp.	1,247	13,991
Covanta Holding Corp.	3,850	65,835
Encore Capital Group, Inc. (I)	10	280
EnergySolutions, Inc. (I)	11,105	27,207
Ennis, Inc.	4,732	69,040
Fuel Tech, Inc. (I)	2,200	10,846
G&K Services, Inc., Class A	2,091	65,595
Interface, Inc. (L)	61,922	850,189
Intersections, Inc.	1,826	20,031
Kimball International, Inc., Class B	4,815	54,072
McGrath RentCorp	2,470	62,195
Metalico, Inc. (I)	6,103	14,037
Mobile Mini, Inc. (I)	8,178	139,844
Multi-Color Corp.	1,848	37,699
NL Industries, Inc.	3,600	41,976
Schawk, Inc., Class A	3,135	40,943
Steelcase, Inc., Class A	5,996	58,161
Sykes Enterprises, Inc. (I)	2,001	26,993
Team, Inc. (I)(L)	25,549	798,917
Tetra Tech, Inc. (I)	1,191	30,895
The Geo Group, Inc.	6,507	171,199
TMS International Corp. (I)	167	1,682
UniFirst Corp.	1,824	115,842
United Stationers, Inc.	3,084	74,602
Versar, Inc. (I)	2,653	8,092
Viad Corp.	4,281	87,632
Virco Manufacturing Corp. (I)	700	1,085
Waste Connections, Inc. (L)	20,551	594,951

		4,256,913
Construction & Engineering - 0.9%
AECOM Technology Corp. (I)	4,165	80,759
Aegion Corp. (I)	1,037	20,242
Argan, Inc.	207	3,467
Comfort Systems USA, Inc.	3,590	37,049
Dycom Industries, Inc. (I)	4,276	62,088
EMCOR Group, Inc.	184	5,084
Granite Construction, Inc.	4,421	121,887
Great Lakes Dredge & Dock Corp.	13,165	96,236
Integrated Electrical Services, Inc. (I)	427	1,272
Layne Christensen Company (I)	3,684	71,617
MasTec, Inc. (I)	775	14,136
Michael Baker Corp. (I)	600	14,322
MYR Group, Inc. (I)	1,600	32,544
Northwest Pipe Company (I)	1,838	46,391
Orion Marine Group, Inc. (I)	26	198
Pike Electric Corp. (I)	6,752	60,093
Quanta Services, Inc. (I)	13,958	334,992
Sterling Construction Company, Inc. (I)	1,987	19,254
Tutor Perini Corp. (I)	6,945	73,686
URS Corp.	7,479	272,310

		1,367,627
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	124	746
AZZ, Inc.	876	27,822

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Belden, Inc.	21,586	$736,730
Brady Corp., Class A	3,912	109,849
Encore Wire Corp.	4,977	140,949
EnerSys, Inc. (I)	5,755	214,374
General Cable Corp. (I)(L)	4,856	131,549
Global Power Equipment Group, Inc.	468	9,126
LSI Industries, Inc.	3,751	24,457
Ocean Power Technologies, Inc. (I)	1,713	4,779
Orion Energy Systems, Inc. (I)	2,343	3,468
Powell Industries, Inc. (I)	1,041	39,475
PowerSecure International, Inc. (I)(L)	2,424	12,847
Preformed Line Products Company	140	8,249
SL Industries, Inc. (I)	300	4,116
Ultralife Corp. (I)	4,215	12,519

		1,481,055
Industrial Conglomerates - 0.1%
Seaboard Corp. (I)	25	52,230
Standex International Corp.	2,850	127,224

		179,454
Machinery - 5.1%
Accuride Corp. (I)	114	572
AGCO Corp. (I)	229	9,639
Alamo Group, Inc.	2,190	63,707
Albany International Corp., Class A	4,013	84,755
Altra Holdings, Inc.	457	8,413
American Railcar Industries, Inc. (I)	3,956	112,904
Ampco-Pittsburgh Corp.	1,873	31,579
Astec Industries, Inc. (I)	500	14,665
Barnes Group, Inc.	8,981	212,580
Briggs & Stratton Corp. (L)	6,217	107,678
Cascade Corp.	851	41,759
CIRCOR International, Inc.	432	13,759
Columbus McKinnon Corp. (I)	2,631	38,991
Douglas Dynamics, Inc.	2,698	37,826
Dynamic Materials Corp.	1,001	16,176
Energy Recovery, Inc. (I)	3,436	8,659
EnPro Industries, Inc. (I)(L)	2,654	99,631
ESCO Technologies, Inc.	2,184	77,379
Federal Signal Corp. (I)	11,880	70,924
Flow International Corp. (I)	2,434	8,032
FreightCar America, Inc.	2,000	35,840
Gardner Denver, Inc.	8,670	522,628
Gencor Industries, Inc. (I)	604	4,602
Greenbrier Companies, Inc. (I)	4,947	71,484
Hardinge, Inc.	3,300	29,667
Harsco Corp.	525	10,705
Hurco Companies, Inc. (I)	1,523	31,511
IDEX Corp.	16,813	670,166
Kaydon Corp.	3,324	73,926
Key Technology, Inc. (I)	105	1,022
LB Foster Company	440	14,146
Lydall, Inc. (I)	2,591	33,243
Met-Pro Corp.	2,224	20,283
MFRI, Inc. (I)	780	5,203
Miller Industries, Inc.	2,259	34,653
Mueller Industries, Inc. (L)	5,081	218,991
Mueller Water Products, Inc., Class A	23,325	89,335
NACCO Industries, Inc., Class A	500	53,200
NN, Inc. (I)	3,719	31,351
Oshkosh Corp. (I)	5,038	127,663
Robbins & Myers, Inc.	751	44,925
Tecumseh Products Company, Class A (I)	100	529
Terex Corp. (I)(L)	10,724	236,679

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
The Eastern Company	366	$6,240
Titan International, Inc. (L)	35,147	733,869
Trimas Corp. (I)	36,813	791,480
Trinity Industries, Inc.	37,208	1,054,475
Valmont Industries, Inc.	7,602	963,554
Watts Water Technologies, Inc., Class A (L)	23,890	875,569

		7,846,567
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)(L)	2,566	7,339
Excel Maritime Carriers, Ltd. (I)(L)	16,644	7,739
Genco Shipping & Trading, Ltd. (I)	3,690	10,664
International Shipholding Corp.	569	9,548
Matson, Inc.	3,567	80,935

		116,225
Professional Services - 0.6%
Barrett Business Services, Inc.	1,536	38,922
CBIZ, Inc. (I)	4,715	26,121
CDI Corp.	3,498	57,612
CRA International, Inc. (I)	1,820	28,847
Franklin Covey Company (I)	3,206	33,182
FTI Consulting, Inc. (I)	1,296	33,709
GP Strategies Corp. (I)	2,590	51,930
Heidrick & Struggles International, Inc.	2,646	32,599
Hill International, Inc. (I)	4,471	17,035
Hudson Global, Inc. (I)(L)	3,400	15,776
Huron Consulting Group, Inc. (I)	878	28,333
ICF International, Inc. (I)	3,295	72,622
Kelly Services, Inc., Class A	6,524	80,506
Kforce, Inc. (I)	269	3,153
Korn/Ferry International (I)	3,249	46,461
Manpower, Inc.	2,507	93,035
National Technical Systems, Inc. (I)	1,900	13,775
Navigant Consulting Company (I)	2,581	28,520
On Assignment, Inc. (I)	5,819	96,072
RCM Technologies, Inc. (I)	100	559
Resources Connection, Inc.	3,160	35,329
The Dolan Company (I)	6,694	23,764
Volt Information Sciences, Inc. (I)	4,968	32,292

		890,154
Road & Rail - 1.6%
AMERCO, Inc.	2,045	190,287
Arkansas Best Corp.	3,269	30,009
Avis Budget Group, Inc. (I)(L)	15,595	256,070
Celadon Group, Inc.	2,115	34,919
Covenant Transport, Inc. (I)	1,250	6,138
Frozen Food Express Industries (I)	1,999	4,738
Landstar System, Inc.	12,422	587,188
Marten Transport, Ltd.	4,022	70,948
Old Dominion Freight Line, Inc. (I)	17,454	781,590
P.A.M. Transportation Services, Inc.	2,022	18,683
RailAmerica, Inc. (I)	4,467	122,396
Roadrunner Transportation Systems, Inc. (I)	905	15,819
Ryder Systems, Inc.	7,200	288,072
Saia, Inc. (I)	3,170	68,789
Universal Truckload Services, Inc.	805	11,415
USA Truck, Inc. (I)	1,624	6,025
Werner Enterprises, Inc. (L)	926	20,604

		2,513,690
Trading Companies & Distributors - 1.5%
Aceto Corp.	4,311	38,540
Aircastle, Ltd.	11,800	134,756
Applied Industrial Technologies, Inc.	389	15,825

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Beacon Roofing Supply, Inc. (I)(L)	40,683	$1,144,820
CAI International, Inc. (I)	4,100	81,467
GATX Corp.	9,384	386,245
H&E Equipment Services, Inc. (I)(L)	7,028	124,396
Interline Brands, Inc. (I)(L)	6,430	163,708
Lawson Products, Inc.	1,776	14,208
Rush Enterprises, Inc., Class A (I)	1,690	28,798
Rush Enterprises, Inc., Class B (I)	7,405	107,891
SeaCube Container Leasing, Ltd.	824	15,738
TAL International Group, Inc. (L)	3,102	105,499
Titan Machinery, Inc. (I)	1,357	31,279
Willis Lease Finance Corp. (I)	281	3,479

		2,396,649

		25,662,012
Information Technology - 15.5%
Communications Equipment - 1.6%
ADTRAN, Inc. (L)	22,460	455,713
Anaren, Inc. (I)	1,912	37,686
Arris Group, Inc. (I)	17,236	234,927
Aviat Networks, Inc. (I)	8,458	19,284
Aware, Inc.	3,300	19,569
Bel Fuse, Inc., Class B	2,040	39,739
Black Box Corp.	2,323	60,375
Brocade Communications Systems, Inc. (I)	22,156	128,505
Calix, Inc. (I)(L)	1,529	8,119
Communications Systems, Inc.	1,201	13,523
Comtech Telecommunications Corp. (L)	2,593	72,915
Digi International, Inc. (I)	4,754	49,109
EchoStar Corp., Class A (I)	4,314	116,521
Emcore Corp. (I)	521	2,449
Emulex Corp. (I)	12,377	84,782
Extreme Networks, Inc. (I)	7,190	25,596
Globecomm Systems, Inc. (I)	5,280	62,885
Harmonic, Inc. (I)	11,465	52,395
Infinera Corp. (I)(L)	3,700	21,016
JDS Uniphase Corp. (I)	58,602	655,756
KVH Industries, Inc. (I)	2,148	29,127
Network Engines, Inc. (I)	185	265
Oclaro, Inc. (I)	4,713	12,112
Oplink Communications, Inc. (I)	1,681	27,014
Optical Cable Corp.	100	385
Performance Technologies, Inc. (I)	1,302	1,771
Relm Wireless Corp. (I)	877	1,622
Sonus Networks, Inc. (I)(L)	4,900	9,457
Sycamore Networks, Inc. (I)	6,141	90,764
Symmetricom, Inc. (I)	4,898	30,172
Tellabs, Inc.	2,464	8,747
Telular Corp.	900	8,613
Tessco Technologies, Inc.	1,768	33,504
UTStarcom Holdings Corp. (I)(L)	8,119	8,687
Westell Technologies, Inc., Class A (I)	7,150	15,301

		2,438,405
Computers & Peripherals - 0.3%
Avid Technology, Inc. (I)	5,478	50,452
Concurrent Computer Corp.	526	2,251
Cray, Inc. (I)	1,989	22,694
Dot Hill Systems Corp. (I)	1,000	1,130
Electronics for Imaging, Inc. (I)	7,309	112,924
Hutchinson Technology, Inc. (I)(L)	3,000	4,980
Imation Corp. (I)	7,779	44,418
Intermec, Inc. (I)	978	5,790
Interphase Corp. (I)	286	1,067
Intevac, Inc. (I)	3,303	20,479

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Novatel Wireless, Inc. (I)	6,924	$14,056
Rimage Corp.	1,900	13,072
STEC, Inc. (I)(L)	666	4,935
Super Micro Computer, Inc. (I)	124	1,529
Synaptics, Inc. (I)(L)	5,051	153,651
Xyratex, Ltd.	1,639	18,127

		471,555
Electronic Equipment, Instruments & Components - 3.6%
ADDvantage Technologies Group, Inc. (I)	471	989
Aeroflex Holding Corp. (I)	574	4,075
Agilysys, Inc. (I)	1,591	13,189
Arrow Electronics, Inc. (I)	13,183	477,884
Avnet, Inc. (I)	13,498	434,771
AVX Corp.	11,811	120,945
Benchmark Electronics, Inc. (I)	4,167	66,880
Checkpoint Systems, Inc. (I)	4,538	36,259
Coherent, Inc. (I)	246	11,584
CTS Corp.	1,505	14,824
Daktronics, Inc.	3,000	28,680
Electro Rent Corp.	4,395	75,242
Electro Scientific Industries, Inc.	48,465	594,181
Fabrinet (I)	266	3,187
GSI Group, Inc. (I)	1,206	10,854
ID Systems, Inc. (I)	1,161	5,782
Identive Group, Inc. (I)	1,058	741
Ingram Micro, Inc., Class A (I)	17,511	267,393
Insight Enterprises, Inc. (I)	4,720	84,771
IntriCon Corp. (I)	80	390
Itron, Inc. (I)	741	32,130
Kemet Corp. (I)	671	3,127
Key Tronic Corp. (I)	1,300	14,092
Measurement Specialties, Inc. (I)	971	31,538
Mercury Computer Systems, Inc. (I)	2,241	21,872
Methode Electronics, Inc.	4,459	41,870
Multi-Fineline Electronix, Inc. (I)	3,338	81,781
Napco Security Technologies, Inc. (I)	100	325
Newport Corp. (I)	5,333	66,289
OSI Systems, Inc. (I)	16,983	1,258,440
PAR Technology Corp. (I)	1,700	8,517
Park Electrochemical Corp.	1,480	38,450
PC Connection, Inc.	4,089	49,845
PC Mall, Inc. (I)	2,932	17,182
Perceptron, Inc. (I)	1,146	6,532
Planar Systems, Inc. (I)	1,700	2,210
Plexus Corp. (I)	849	25,377
Power-One, Inc. (I)	4	25
Radisys Corp. (I)	3,312	12,089
Richardson Electronics, Ltd.	1,362	16,303
Rofin-Sinar Technologies, Inc. (I)	1,000	21,730
Rogers Corp. (I)	1,608	63,982
Sanmina-SCI Corp. (I)	83,053	717,578
ScanSource, Inc. (I)	1,144	34,595
SMTC Corp. (I)	363	1,118
SYNNEX Corp. (I)(L)	5,765	199,065
Tech Data Corp. (I)	4,799	233,135
TTM Technologies, Inc. (I)	10,402	110,261
Viasystems Group, Inc. (I)	286	4,350
Vicon Industries, Inc. (I)	102	292
Vishay Intertechnology, Inc. (I)	23,932	228,790
Vishay Precision Group, Inc. (I)	1,509	20,432
Zygo Corp. (I)	1,490	28,861

		5,644,804

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 1.1%
AOL, Inc. (I)	3,333	$112,222
Blucora, Inc. (I)	7,765	119,659
DealerTrack Holdings, Inc. (I)(L)	862	23,869
Digital River, Inc. (I)	1,946	32,420
EarthLink, Inc.	12,905	86,205
IAC/InterActiveCorp	4,792	248,417
Internap Network Services Corp. (I)	9,033	65,038
Keynote Systems, Inc.	1,100	14,443
KIT Digital, Inc. (I)(L)	7,253	23,572
Limelight Networks, Inc. (I)	1,035	2,391
Marchex, Inc., Class B	3,061	10,377
Market Leader, Inc. (I)	500	2,515
Monster Worldwide, Inc. (I)	4,505	31,400
Perficient, Inc. (I)	2,622	28,082
RealNetworks, Inc. (I)	4,503	35,754
Reis, Inc. (I)	300	3,507
Soundbite Communications, Inc. (I)	200	460
support.com, Inc. (I)	5,153	15,871
TechTarget, Inc. (I)	5,473	30,758
TheStreet.com, Inc.	6,959	9,673
United Online, Inc.	16,613	82,733
ValueClick, Inc. (I)	48,696	791,797
XO Group, Inc. (I)	3,627	28,798

		1,799,961
IT Services - 2.3%
Acxiom Corp. (I)	7,534	128,530
CACI International, Inc., Class A (I)(L)	4,865	259,742
CIBER, Inc. (I)(L)	13,088	45,415
Convergys Corp.	15,251	236,543
CoreLogic, Inc. (I)	8,157	200,662
CSG Systems International, Inc. (I)	1,093	23,183
Dynamics Research Corp. (I)	2,094	12,459
Euronet Worldwide, Inc. (I)	1,677	29,784
Global Cash Access Holdings, Inc. (I)	2,751	21,100
Heartland Payment Systems, Inc. (L)	24,510	744,614
Jack Henry & Associates, Inc.	22,630	836,405
Mantech International Corp., Class A (L)	3,611	80,886
MAXIMUS, Inc. (L)	14,579	792,952
ModusLink Global Solutions, Inc. (I)	9,124	27,828
NCI, Inc. (I)	63	461
Official Payments Holdings Inc (I)	1,809	7,200
Online Resources Corp. (I)	6,713	17,789
StarTek, Inc. (I)	2,139	6,310
The Hackett Group, Inc. (I)	9,407	35,276
Virtusa Corp. (I)	376	6,354

		3,513,493
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (I)	3,004	38,361
Alpha & Omega Semiconductor, Ltd. (I)	999	9,481
Amkor Technology, Inc. (I)(L)	7,144	33,505
Amtech Systems, Inc. (I)	1,027	4,046
ANADIGICS, Inc. (I)	8,400	9,828
ATMI, Inc. (I)	6,478	122,499
Axcelis Technologies, Inc. (I)	3,500	3,675
AXT, Inc. (I)	3,200	10,720
Brooks Automation, Inc.	6,288	50,367
BTU International, Inc. (I)	682	1,548
Cascade Microtech, Inc. (I)	1,613	9,452
Cohu, Inc.	4,766	41,941
Cree, Inc. (I)	5,055	142,551
Cymer, Inc. (I)(L)	15,808	896,314
Diodes, Inc. (I)(L)	33,634	621,893
DSP Group, Inc. (I)	4,257	24,393

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Entropic Communications, Inc. (I)	67	$364
Exar Corp. (I)	7,653	58,239
Fairchild Semiconductor International, Inc. (I)	9,371	136,067
FormFactor, Inc. (I)	6,280	31,965
FSI International, Inc. (I)	4,570	28,197
GSI Technology, Inc. (I)	3,600	15,984
Ikanos Communications, Inc. (I)	1,900	1,767
Integrated Device Technology, Inc. (I)	24,164	128,552
Integrated Silicon Solution, Inc. (I)	4,650	46,082
International Rectifier Corp. (I)	10,474	182,352
Intersil Corp., Class A	11,073	97,775
IXYS Corp. (I)	3,730	36,293
Kopin Corp. (I)	6,189	21,600
Kulicke & Soffa Industries, Inc. (I)	2,600	29,458
Lam Research Corp. (I)(L)	19,995	682,429
Lattice Semiconductor Corp. (I)	126,172	490,809
LTX-Credence Corp. (I)	2,816	16,023
Mattson Technology, Inc. (I)	2,300	2,161
MEMC Electronic Materials, Inc. (I)(L)	9,085	24,348
MEMSIC, Inc. (I)	1,771	3,117
Microsemi Corp. (I)	1,367	27,217
MKS Instruments, Inc.	4,914	133,219
Monolithic Power Systems, Inc. (I)	979	21,107
MoSys, Inc. (I)	318	1,084
Nanometrics, Inc. (I)(L)	879	13,387
OmniVision Technologies, Inc. (I)(L)	5,547	90,139
Pericom Semiconductor Corp. (I)	5,042	40,487
Photronics, Inc. (I)(L)	13,324	78,212
PLX Technology, Inc. (I)	1,000	5,700
PMC-Sierra, Inc. (I)	12,261	71,727
Rudolph Technologies, Inc. (I)	4,412	41,208
Semtech Corp. (I)	31,106	762,719
Sigma Designs, Inc. (I)	4,474	30,736
Silicon Image, Inc. (I)	3,000	14,190
Spansion, Inc., Class A (I)	2,249	25,706
SunPower Corp. (I)(L)	2,461	11,025
Supertex, Inc. (I)	1,800	31,122
Tessera Technologies, Inc.	3,721	56,820
TriQuint Semiconductor, Inc. (I)	7,104	39,498
Ultra Clean Holdings (I)	429	2,523
Veeco Instruments, Inc. (I)	1,384	47,471

		5,599,453
Software - 3.0%
Accelrys, Inc. (I)	5,585	42,949
Actuate Corp. (I)(L)	55,918	390,867
AsiaInfo-Linkage, Inc. (I)(L)	1,321	15,852
Cadence Design Systems, Inc. (I)	69,688	919,882
EPIQ Systems, Inc.	4,064	47,630
ePlus, Inc. (I)	1,505	51,245
GSE Systems, Inc. (I)	2,016	3,810
JDA Software Group, Inc. (I)	955	29,414
Mentor Graphics Corp. (I)	3,726	61,591
MicroStrategy, Inc., Class A (I)(L)	5,888	739,003
Parametric Technology Corp. (I)(L)	29,213	620,776
Progress Software Corp. (I)	645	12,403
Quest Software, Inc. (I)	245	6,848
Rosetta Stone, Inc. (I)	784	9,024
Seachange International, Inc. (I)(L)	4,794	39,119
Smith Micro Software, Inc. (I)	3,270	5,494
SS&C Technologies Holdings, Inc. (I)	34,842	772,796
TeleCommunication Systems, Inc. (I)	7,193	12,660
THQ, Inc. (I)	611	2,933

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
TIBCO Software, Inc. (I)	27,972	$836,922

		4,621,218

		24,088,889
Materials - 8.0%
Chemicals - 2.6%
A. Schulman, Inc.	3,906	94,877
American Pacific Corp. (I)	1,717	20,724
American Vanguard Corp.	5,123	150,719
Chase Corp.	1,432	23,299
Chemtura Corp. (I)	9,226	152,506
Cytec Industries, Inc.	5,176	354,401
Ferro Corp. (I)	3,432	11,257
FMC Corp. (L)	14,757	801,600
Georgia Gulf Corp.	7,700	305,228
H.B. Fuller Company	1,317	40,050
Innophos Holdings, Inc.	15,706	742,737
Innospec, Inc. (I)	103	3,240
Intrepid Potash, Inc. (I)	384	8,613
KMG Chemicals, Inc.	709	12,996
Kraton Performance Polymers, Inc. (I)	264	5,663
Landec Corp. (I)	4,944	48,451
Minerals Technologies, Inc.	1,300	88,153
Olin Corp.	1,814	38,874
OM Group, Inc. (I)	5,098	94,007
Omnova Solutions, Inc. (I)	2,908	22,653
Penford Corp. (I)	2,346	17,149
PolyOne Corp.	53,737	847,970
Sensient Technologies Corp.	295	10,576
Spartech Corp. (I)	5,050	25,553
Zoltek Companies, Inc. (I)(L)	6,505	55,488

		3,976,784
Construction Materials - 0.9%
Eagle Materials, Inc.	31,193	1,330,381
Headwaters, Inc. (I)	7,064	46,976
Texas Industries, Inc. (L)	1,790	69,738

		1,447,095
Containers & Packaging - 1.0%
Boise, Inc.	13,800	103,914
Graphic Packaging Holding Company (I)	176,666	987,563
Myers Industries, Inc.	5,702	84,390
Rock-Tenn Company, Class A	5,045	336,855
Sealed Air Corp.	4,057	57,893

		1,570,615
Metals & Mining - 2.3%
A. M. Castle & Company (I)(L)	3,851	50,179
AK Steel Holding Corp. (L)	4,708	24,576
Allied Nevada Gold Corp. (I)(L)	5,643	183,849
Century Aluminum Company (I)	11,480	71,520
Coeur d’Alene Mines Corp. (I)	10,706	246,131
Commercial Metals Company	18,700	238,238
Compass Minerals International, Inc.	7,552	542,385
Detour Gold Corp. (I)	6,963	175,179
Friedman Industries, Inc.	1,405	13,713
Haynes International, Inc. (L)	13,002	633,848
Hecla Mining Company (L)	2,428	13,135
Horsehead Holding Corp. (I)	9,941	87,878
Kaiser Aluminum Corp.	3,426	191,342
Materion Corp.	1,532	32,540
Metals USA Holdings Corp. (I)	1,748	24,105
Noranda Aluminum Holding Corp.	2,332	13,899
Olympic Steel, Inc.	2,178	34,325

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum Company	7,959	$409,331
RTI International Metals, Inc. (I)(L)	5,200	112,788
Schnitzer Steel Industries, Inc., Class A	475	13,120
Steel Dynamics, Inc.	17,651	215,695
Synalloy Corp.	380	4,978
United States Steel Corp. (L)	3,458	67,258
Universal Stainless & Alloy Products, Inc. (I)	1,778	63,830
Worthington Industries, Inc.	3,800	79,420

		3,543,262
Paper & Forest Products - 1.2%
Buckeye Technologies, Inc.	2,600	78,832
Clearwater Paper Corp. (I)	1,598	60,277
Domtar Corp.	5,000	362,200
KapStone Paper and Packaging Corp. (I)	3,381	67,721
Louisiana-Pacific Corp. (I)	21,381	286,933
MeadWestvaco Corp.	1,852	53,264
Mercer International, Inc. (I)	6,255	38,030
Neenah Paper, Inc.	878	24,505
P.H. Glatfelter Company (L)	7,626	128,117
Schweitzer-Mauduit International, Inc.	21,961	708,901
Wausau Paper Corp.	4,940	44,361

		1,853,141

		12,390,897
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	381	14,356
Consolidated Communications Holdings, Inc.	316	5,144
Frontier Communications Corp.	815	3,765
General Communication, Inc., Class A (I)	4,737	41,780
Hawaiian Telcom Holdco, Inc. (I)	53	910
HickoryTech Corp.	257	2,691
Iridium Communications, Inc. (I)(L)	10,611	78,628
Neutral Tandem, Inc. (I)	2,185	24,035
ORBCOMM, Inc. (I)	8,038	28,294
Premiere Global Services, Inc. (I)	9,046	83,766
Primus Telecommunications Group, Inc.	298	4,273

		287,642
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)(L)	3,505	19,172
MetroPCS Communications, Inc. (I)	1,700	16,541
Shenandoah Telecommunications Company	411	6,321
Telephone & Data Systems, Inc.	11,252	275,899
United States Cellular Corp. (I)	4,446	168,726
USA Mobility, Inc.	3,600	41,076

		527,735

		815,377
Utilities - 0.8%
Gas Utilities - 0.6%
UGI Corp.	30,174	919,704
Independent Power Producers & Energy Traders - 0.2%
Genie Energy, Ltd.	155	1,101
GenOn Energy, Inc. (I)	73,110	184,952
NRG Energy, Inc. (L)	4,571	97,545
Ormat Technologies, Inc. (L)	1,876	35,625

		319,223
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	10,200

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
SJW Corp.	1,410	$32,966

		43,166

		1,282,093

TOTAL COMMON STOCKS (Cost $123,778,430)		$154,632,848

PREFERRED SECURITIES - 0.0%
Energy - 0.0%
DHT Holdings, Inc.	35	3,226

TOTAL PREFERRED SECURITIES (Cost $4,900)		$3,226

SECURITIES LENDING COLLATERAL - 17.8%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	2,748,659	27,508,858

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,501,815)		$27,508,858

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	503,663	503,663

TOTAL SHORT-TERM INVESTMENTS (Cost $503,663)		$503,663

Total Investments (Small Cap Opportunities Fund)
(Cost $151,788,808) - 117.8%		$182,648,595
Other assets and liabilities, net - (17.8%)		(27,538,532)

TOTAL NET ASSETS - 100.0%		$155,110,063

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.4%
Consumer Discretionary - 14.0%
Diversified Consumer Services - 1.4%
Matthews International Corp., Class A	58,300	$1,744,919
Hotels, Restaurants & Leisure - 1.7%
CEC Entertainment, Inc.	52,800	1,568,688
Choice Hotels International, Inc. (L)	19,000	598,690

		2,167,378
Household Durables - 1.7%
Helen of Troy, Ltd. (I)	67,000	2,106,480
Media - 1.9%
Arbitron, Inc.	68,100	2,395,077
Multiline Retail - 1.2%
Fred’s, Inc., Class A	116,700	1,555,611
Specialty Retail - 6.1%
Ascena Retail Group, Inc. (I)	87,800	1,738,440
Stage Stores, Inc.	142,100	3,043,782
The Cato Corp., Class A	96,500	2,834,205

		7,616,427

		17,585,892
Consumer Staples - 1.9%
Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	31,500	1,781,325

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.5%
Post Holdings, Inc. (I)	20,700	$617,895

		2,399,220
Energy - 3.4%
Energy Equipment & Services - 2.2%
Bristow Group, Inc.	25,800	1,209,762
SEACOR Holdings, Inc. (I)	17,680	1,520,657

		2,730,419
Oil, Gas & Consumable Fuels - 1.2%
Halcon Resources Corp. (I)	70,904	544,543
Penn Virginia Corp. (I)	49,200	300,612
Scorpio Tankers, Inc. (I)	130,500	694,260

		1,539,415

		4,269,834
Financials - 20.6%
Capital Markets - 1.7%
Ares Capital Corp.	125,200	2,162,204
Commercial Banks - 8.8%
First Busey Corp.	216,702	1,040,170
First Midwest Bancorp, Inc.	150,800	1,780,948
First Niagara Financial Group, Inc.	148,580	1,172,296
Hancock Holding Company	34,600	1,025,544
International Bancshares Corp. (L)	110,100	2,010,426
MB Financial, Inc.	61,700	1,259,914
Webster Financial Corp.	99,200	2,110,976
Westamerica Bancorp. (L)	15,200	707,560

		11,107,834
Insurance - 4.9%
AMERISAFE, Inc. (I)	54,800	1,377,672
Assured Guaranty, Ltd.	73,800	974,160
Platinum Underwriters Holdings, Ltd.	42,500	1,688,950
Primerica, Inc.	71,500	2,084,940

		6,125,722
Real Estate Investment Trusts - 2.6%
Campus Crest Communities, Inc.	99,300	1,072,440
DiamondRock Hospitality Company	123,312	1,186,261
Mack-Cali Realty Corp.	35,300	942,510

		3,201,211
Thrifts & Mortgage Finance - 2.6%
Flushing Financial Corp.	71,068	1,083,076
Northwest Bancshares, Inc.	184,800	2,232,384

		3,315,460

		25,912,431
Health Care - 10.8%
Health Care Equipment & Supplies - 3.4%
Haemonetics Corp. (I)	12,215	899,879
ICU Medical, Inc. (I)	37,000	2,053,500
STERIS Corp.	40,000	1,369,600

		4,322,979
Health Care Providers & Services - 2.7%
Amsurg Corp. (I)	72,400	2,129,284
Corvel Corp. (I)	29,000	1,270,200

		3,399,484
Life Sciences Tools & Services - 4.7%
Charles River
Laboratories International, Inc. (I)	78,700	2,858,383

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
ICON PLC, ADR (I)	131,800	$3,020,856

		5,879,239

		13,601,702
Industrials - 24.6%
Aerospace & Defense - 0.3%
Cubic Corp.	7,800	393,822
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (I)	20,700	1,066,050
Commercial Services & Supplies - 5.6%
ACCO Brands Corp. (I)(L)	244,450	1,610,926
G&K Services, Inc., Class A	57,650	1,808,481
McGrath RentCorp	5,900	148,562
Standard Parking Corp. (I)	55,598	1,283,758
United Stationers, Inc.	88,560	2,142,266

		6,993,993
Construction & Engineering - 0.3%
Sterling Construction Company, Inc. (I)	33,600	325,584
Electrical Equipment - 3.4%
Acuity Brands, Inc.	18,500	1,186,960
Belden, Inc.	91,200	3,112,656

		4,299,616
Industrial Conglomerates - 3.6%
Carlisle Companies, Inc.	85,600	4,480,304
Machinery - 5.5%
Albany International Corp., Class A	105,600	2,230,272
ESCO Technologies, Inc.	57,100	2,023,053
Mueller Industries, Inc.	60,900	2,624,790

		6,878,115
Marine - 1.9%
Kirby Corp. (I)	40,500	2,132,325
Matson, Inc.	9,468	214,829

		2,347,154
Road & Rail - 1.5%
Genesee & Wyoming, Inc., Class A (I)	30,800	1,957,648
Trading Companies & Distributors - 1.7%
GATX Corp.	52,400	2,156,784

		30,899,070
Information Technology - 8.0%
Computers & Peripherals - 1.4%
Diebold, Inc.	53,900	1,756,062
Electronic Equipment, Instruments & Components - 2.2%
Coherent, Inc. (I)	20,400	960,636
MTS Systems Corp.	35,600	1,808,836

		2,769,472
IT Services - 2.4%
Forrester Research, Inc.	15,100	442,128
MAXIMUS, Inc.	46,300	2,518,257

		2,960,385
Office Electronics - 1.2%
Zebra Technologies Corp., Class A (I)	39,500	1,472,955
Software - 0.8%
Websense, Inc. (I)	69,800	1,073,524

		10,032,398

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 7.6%
Chemicals - 4.0%
Innospec, Inc. (I)	44,000	$1,384,240
Koppers Holdings, Inc.	30,400	985,264
Sensient Technologies Corp.	27,500	985,875
Zep, Inc.	112,900	1,633,663

		4,989,042
Containers & Packaging - 2.3%
AptarGroup, Inc.	34,800	1,762,620
Greif, Inc., Class A	24,400	1,085,800

		2,848,420
Paper & Forest Products - 1.3%
Deltic Timber Corp.	26,800	1,643,912

		9,481,374
Utilities - 4.5%
Electric Utilities - 2.1%
UNS Energy Corp.	35,700	1,430,142
Westar Energy, Inc.	39,700	1,156,064

		2,586,206
Gas Utilities - 2.4%
Atmos Energy Corp.	41,200	1,439,528
New Jersey Resources Corp.	14,300	640,783
WGL Holdings, Inc.	24,800	968,192

		3,048,503

		5,634,709

TOTAL COMMON STOCKS (Cost $84,828,517)		$119,816,630

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	393,967	3,942,856

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,941,684)		$3,942,856

SHORT-TERM INVESTMENTS - 4.7%
Repurchase Agreement - 4.7%
Deutsche Tri-Party Repurchase Agreement
dated 08/31/2012 at 0.210% to be
repurchased at $5,900,138 on 09/04/2012,
collateralized by $5,467,963 Government
National Mortgage Association, 4.000% due
06/15/2039 (valued at $6,018,001
including interest)	$5,900,000	$5,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,900,000)		$5,900,000

Total Investments (Small Cap Value Fund)
(Cost $94,670,201) - 103.2%		$129,659,486
Other assets and liabilities, net - (3.2%)		(4,021,906)

TOTAL NET ASSETS - 100.0%		$125,637,580

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.9%
Consumer Discretionary - 18.0%
Auto Components - 1.7%
Tenneco, Inc. (I)	27,356	$830,802

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
TRW Automotive Holdings Corp. (I)	21,353	$933,340

		1,764,142
Distributors - 0.9%
Pool Corp. (L)	24,099	949,260
Hotels, Restaurants & Leisure - 4.5%
Choice Hotels International, Inc. (L)	16,844	530,754
Darden Restaurants, Inc.	13,850	719,508
Domino’s Pizza, Inc.	22,437	795,167
Jack in the Box, Inc. (I)(L)	29,454	768,455
Life Time Fitness, Inc. (I)(L)	20,093	954,016
Penn National Gaming, Inc. (I)	25,150	988,144

		4,756,044
Household Durables - 2.6%
Ethan Allen Interiors, Inc.	35,691	788,057
Mohawk Industries, Inc. (I)	11,142	802,781
The Ryland Group, Inc. (L)	44,016	1,180,060

		2,770,898
Leisure Equipment & Products - 0.7%
Brunswick Corp. (L)	32,677	774,118
Specialty Retail - 5.0%
DSW, Inc., Class A	15,580	1,005,222
Foot Locker, Inc.	30,097	1,040,453
Group 1 Automotive, Inc. (L)	14,963	823,115
Monro Muffler Brake, Inc. (L)	19,557	662,004
Tractor Supply Company	10,090	963,393
Vitamin Shoppe, Inc. (I)(L)	14,169	759,600

		5,253,787
Textiles, Apparel & Luxury Goods - 2.6%
Maidenform Brands, Inc. (I)(L)	29,432	653,096
Steven Madden, Ltd. (I)	27,360	1,174,291
Under Armour, Inc., Class A (I)(L)	15,024	874,547

		2,701,934

		18,970,183
Consumer Staples - 3.5%
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc.	17,183	671,340
Food Products - 2.2%
B&G Foods, Inc. (L)	44,486	1,302,105
Lancaster Colony Corp.	13,747	995,833

		2,297,938
Personal Products - 0.7%
Nu Skin Enterprises, Inc., Class A (L)	17,866	741,260

		3,710,538
Energy - 6.2%
Energy Equipment & Services - 3.3%
Atwood Oceanics, Inc. (I)	17,235	797,636
Dresser-Rand Group, Inc. (I)	16,442	832,294
Dril-Quip, Inc. (I)	12,469	873,329
Lufkin Industries, Inc.	10,094	529,127
Patterson-UTI Energy, Inc. (L)	28,604	434,495

		3,466,881
Oil, Gas & Consumable Fuels - 2.9%
Berry Petroleum Company, Class A (L)	20,228	745,200
Energen Corp.	18,754	957,392
Oasis Petroleum, Inc. (I)(L)	28,927	848,429

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Resolute Energy Corp. (I)(L)	56,301	$508,961

		3,059,982

		6,526,863
Financials - 6.8%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (I)	9,449	1,111,391
Greenhill & Company, Inc.	8,553	373,338
Stifel Financial Corp. (I)(L)	23,153	756,640

		2,241,369
Commercial Banks - 2.6%
East West Bancorp, Inc.	36,550	801,907
Huntington Bancshares, Inc.	98,748	651,737
PrivateBancorp, Inc.	31,175	508,153
SVB Financial Group (I)(L)	13,841	802,640

		2,764,437
Insurance - 1.3%
Brown & Brown, Inc.	35,646	935,351
HCC Insurance Holdings, Inc.	11,709	387,334

		1,322,685
Real Estate Investment Trusts - 0.8%
Colonial Properties Trust	39,600	868,032

		7,196,523
Health Care - 18.0%
Biotechnology - 5.5%
Acorda Therapeutics, Inc. (I)	19,155	437,692
Amarin Corp. PLC, ADR (I)(L)	58,445	800,112
BioMarin Pharmaceutical, Inc. (I)(L)	21,093	787,613
Incyte Corp. (I)(L)	53,178	1,064,092
Myriad Genetics, Inc. (I)	35,347	883,322
Seattle Genetics, Inc. (I)(L)	35,184	933,783
United Therapeutics Corp. (I)	16,068	869,600

		5,776,214
Health Care Equipment & Supplies - 4.7%
Insulet Corp. (I)(L)	27,012	566,442
Masimo Corp. (I)(L)	29,981	661,980
Meridian Bioscience, Inc. (L)	25,033	442,583
NuVasive, Inc. (I)(L)	33,067	697,052
Sirona Dental Systems, Inc. (I)	16,768	891,052
STERIS Corp. (L)	24,690	845,386
Thoratec Corp. (I)	24,660	835,727

		4,940,222
Health Care Providers & Services - 4.7%
Centene Corp. (I)(L)	26,829	1,089,526
Chemed Corp. (L)	14,519	958,690
Health Management
Associates, Inc., Class A (I)(L)	72,632	556,361
HMS Holdings Corp. (I)(L)	22,594	778,589
MEDNAX, Inc. (I)	10,429	722,521
PSS World Medical, Inc. (I)(L)	20,593	444,603
VCA Antech, Inc. (I)	23,184	448,379

		4,998,669
Life Sciences Tools & Services - 2.2%
PAREXEL International Corp. (I)	35,227	1,014,185
PerkinElmer, Inc.	26,545	724,679
Techne Corp.	8,872	608,353

		2,347,217

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 0.9%
Salix Pharmaceuticals, Ltd. (I)	21,088	$927,028

		18,989,350
Industrials - 14.3%
Aerospace & Defense - 2.0%
Hexcel Corp. (I)(L)	35,622	807,551
TransDigm Group, Inc. (I)	9,556	1,324,653

		2,132,204
Air Freight & Logistics - 1.5%
Forward Air Corp.	24,702	830,481
Hub Group, Inc., Class A (I)	25,887	779,199

		1,609,680
Building Products - 1.0%
AO Smith Corp.	18,005	985,054
Commercial Services & Supplies - 1.9%
Corrections Corp. of America	32,423	1,080,010
Tetra Tech, Inc. (I)	36,068	935,604

		2,015,614
Electrical Equipment - 1.7%
Acuity Brands, Inc.	13,672	877,196
Regal-Beloit Corp.	13,558	922,757

		1,799,953
Machinery - 4.5%
Crane Company	16,938	643,475
Kennametal, Inc.	18,356	676,235
Lincoln Electric Holdings, Inc.	21,218	875,243
Lindsay Corp.	12,494	816,608
WABCO Holdings, Inc. (I)	13,660	802,115
Wabtec Corp.	11,912	930,804

		4,744,480
Trading Companies & Distributors - 1.7%
Watsco, Inc. (L)	12,192	920,008
WESCO International, Inc. (I)(L)	14,143	817,183

		1,737,191

		15,024,176
Information Technology - 25.5%
Communications Equipment - 1.3%
Finisar Corp. (I)(L)	32,638	448,446
NETGEAR, Inc. (I)(L)	21,908	801,176
Palo Alto Networks Inc (I)(L)	1,471	94,703

		1,344,325
Electronic Equipment, Instruments & Components - 2.8%
Cognex Corp.	19,674	710,035
Littelfuse, Inc.	15,078	773,351
National Instruments Corp. (L)	30,213	778,287
SYNNEX Corp. (I)(L)	21,691	748,990

		3,010,663
Internet Software & Services - 3.4%
Ancestry.com, Inc. (I)(L)	17,675	549,339
CoStar Group, Inc. (I)(L)	16,723	1,358,744
DealerTrack Holdings, Inc. (I)(L)	27,606	764,410
ValueClick, Inc. (I)	54,706	889,520

		3,562,013
IT Services - 1.1%
Alliance Data Systems Corp. (I)	8,770	1,207,191
Semiconductors & Semiconductor Equipment - 5.0%
Cymer, Inc. (I)(L)	15,039	852,711

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. (I)(L)	39,089	$778,262
MKS Instruments, Inc. (L)	26,307	713,183
Power Integrations, Inc. (L)	20,000	692,800
Semtech Corp. (I)	29,776	730,108
Teradyne, Inc. (I)(L)	50,501	788,826
Volterra Semiconductor Corp. (I)	28,247	673,126

		5,229,016
Software - 11.9%
ANSYS, Inc. (I)	13,867	966,530
Aspen Technology, Inc. (I)	55,208	1,345,971
Cadence Design Systems, Inc. (I)	66,964	883,925
CommVault Systems, Inc. (I)	23,102	1,164,803
Fair Isaac Corp.	23,374	998,304
Informatica Corp. (I)	25,734	838,928
Interactive Intelligence Group (I)	20,092	593,920
Manhattan Associates, Inc. (I)	23,123	1,169,561
MICROS Systems, Inc. (I)	21,117	1,069,787
MicroStrategy, Inc., Class A (I)	6,346	796,486
Parametric Technology Corp. (I)	29,564	628,235
Quest Software, Inc. (I)	4,222	118,005
SolarWinds, Inc. (I)	27,226	1,494,163
Websense, Inc. (I)	31,560	485,393

		12,554,011

		26,907,219
Materials - 3.7%
Chemicals - 1.9%
Intrepid Potash, Inc. (I)	20,949	469,886
Olin Corp. (L)	38,830	832,127
Rockwood Holdings, Inc.	14,570	689,744

		1,991,757
Containers & Packaging - 0.6%
Greif, Inc., Class A	12,974	577,343
Metals & Mining - 1.2%
Allied Nevada Gold Corp. (I)(L)	8,078	263,181
Carpenter Technology Corp.	16,226	766,841
Detour Gold Corp. (I)	9,553	240,339

		1,270,361

		3,839,461
Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp., Class A (I)(L)	19,870	1,187,829
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	11,358	817,549

TOTAL COMMON STOCKS (Cost $78,240,981)		$103,169,691

SECURITIES LENDING COLLATERAL - 26.7%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	2,814,923	28,172,035

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,160,100)		$28,172,035

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	2,637,573	2,637,573

TOTAL SHORT-TERM INVESTMENTS (Cost $2,637,573)		$2,637,573

Total Investments (Small Company Growth Fund)
(Cost $109,038,654) - 127.1%		$133,979,299
Other assets and liabilities, net - (27.1%)		(28,556,062)

TOTAL NET ASSETS - 100.0%		$105,423,237

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.5%
Consumer Discretionary - 12.8%
Auto Components - 0.9%
Drew Industries, Inc. (I)(L)	103,900	$3,009,982
Automobiles - 0.5%
Winnebago Industries, Inc. (I)(L)	128,300	1,475,450
Distributors - 1.0%
Pool Corp. (L)	84,400	3,324,516
Diversified Consumer Services - 1.4%
Ascent Capital Group, Inc., Class A (I)	37,100	1,912,505
Matthews International Corp., Class A (L)	84,200	2,520,106

		4,432,611
Hotels, Restaurants & Leisure - 0.6%
Orient Express Hotels, Ltd., Class A (I)(L)	210,900	1,853,811
Household Durables - 2.2%
CSS Industries, Inc.	68,000	1,357,960
Ethan Allen Interiors, Inc. (L)	41,200	909,696
M/I Homes, Inc. (I)	56,700	1,094,310
Meritage Homes Corp. (I)(L)	94,100	3,507,107
Stanley Furniture Company, Inc. (I)	68,600	324,478

		7,193,551
Leisure Equipment & Products - 0.4%
Brunswick Corp. (L)	47,500	1,125,275
Media - 0.5%
Saga Communications, Inc., Class A (I)	36,300	1,481,040
Multiline Retail - 0.4%
Fred’s, Inc., Class A (L)	99,500	1,326,335
Specialty Retail - 4.5%
Aaron’s, Inc.	259,400	7,748,278
Haverty Furniture Companies, Inc.	120,700	1,578,756
MarineMax, Inc. (I)(L)	107,000	771,470
Stein Mart, Inc. (I)	195,200	1,764,608
The Men’s Wearhouse, Inc. (L)	84,600	2,673,360

		14,536,472
Textiles, Apparel & Luxury Goods - 0.4%
Culp, Inc.	73,000	776,720
True Religion Apparel, Inc.	27,600	640,044

		1,416,764

		41,175,807
Consumer Staples - 0.6%
Food & Staples Retailing - 0.4%
Nash Finch Company	59,500	1,171,555

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	230,000	$667,000

		1,838,555
Energy - 4.6%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (I)	36,500	1,689,220
C&J Energy Services, Inc. (I)(L)	33,900	682,407
CARBO Ceramics, Inc. (L)	23,200	1,632,816
Hercules Offshore, Inc. (I)	131,200	539,232
TETRA Technologies, Inc. (I)(L)	167,000	1,070,470

		5,614,145
Oil, Gas & Consumable Fuels - 2.9%
Cloud Peak Energy, Inc. (I)	85,000	1,495,150
Northern Oil and Gas, Inc. (I)(L)	120,500	1,968,970
Oasis Petroleum, Inc. (I)(L)	98,800	2,897,804
Overseas Shipholding Group, Inc. (L)	58,000	348,580
PDC Energy, Inc. (I)	25,900	720,797
Swift Energy Company (I)	56,000	1,091,440
Teekay Tankers, Ltd., Class A (L)	178,600	712,614

		9,235,355

		14,849,500
Financials - 23.3%
Capital Markets - 3.6%
Ares Capital Corp.	241,000	4,162,070
Hercules Technology Growth Capital, Inc.	168,400	1,884,396
JMP Group, Inc. (L)	74,300	400,477
KCAP Financial, Inc.	138,000	1,192,320
Piper Jaffray Companies (I)(L)	29,000	713,690
Safeguard Scientifics, Inc. (I)	65,800	1,023,848
Stifel Financial Corp. (I)(L)	67,300	2,199,364

		11,576,165
Commercial Banks - 6.0%
Columbia Banking System, Inc. (L)	56,800	1,013,312
East West Bancorp, Inc.	116,200	2,549,428
Glacier Bancorp, Inc. (L)	155,000	2,388,550
Home Bancshares, Inc. (L)	98,600	3,106,886
Signature Bank (I)(L)	40,400	2,611,052
SVB Financial Group (I)	80,200	4,650,798
Wintrust Financial Corp. (L)	82,400	3,082,584

		19,402,610
Diversified Financial Services - 0.5%
Compass Diversified Holdings	118,000	1,735,780
Insurance - 5.3%
Alterra Capital Holdings, Ltd.	96,900	2,225,793
Assured Guaranty, Ltd.	86,702	1,144,466
Employers Holdings, Inc.	54,100	986,243
Markel Corp. (I)	4,800	2,087,520
Meadowbrook Insurance Group, Inc.	67,000	508,530
National Interstate Corp.	97,000	2,410,450
ProAssurance Corp.	85,200	7,602,396

		16,965,398
Real Estate Investment Trusts - 7.8%
Acadia Realty Trust	61,800	1,538,820
CBL & Associates Properties, Inc. (L)	232,300	4,964,251
Cedar Realty Trust, Inc.	176,900	971,181
First Potomac Realty Trust (L)	135,400	1,734,474
Hatteras Financial Corp.	52,500	1,521,975
Kilroy Realty Corp. (L)	90,500	4,272,505
LaSalle Hotel Properties	110,700	3,016,575
Potlatch Corp. (L)	65,700	2,369,142

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Redwood Trust, Inc.	130,700	$1,872,931
Saul Centers, Inc.	27,700	1,194,147
Washington Real Estate Investment Trust	58,700	1,576,682

		25,032,683
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. (L)	117,600	395,136

		75,107,772
Health Care - 4.7%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	69,960	987,136
Health Care Equipment & Supplies - 1.9%
Analogic Corp.	27,300	1,897,623
Quidel Corp. (I)(L)	79,500	1,291,080
West Pharmaceutical Services, Inc. (L)	62,800	2,973,580

		6,162,283
Health Care Providers & Services - 2.5%
Landauer, Inc.	27,000	1,583,280
National Healthcare Corp. (L)	47,600	2,127,244
Owens & Minor, Inc. (L)	98,900	2,768,211
Triple-S Management Corp., Class B (I)(L)	71,100	1,453,284

		7,932,019

		15,081,438
Industrials - 24.3%
Aerospace & Defense - 0.2%
Kratos Defense &
Security Solutions, Inc. (I)(L)	169,500	810,210
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	60,500	1,821,050
Airlines - 1.2%
Alaska Air Group, Inc. (I)	115,500	3,875,025
Building Products - 1.6%
Gibraltar Industries, Inc. (I)	142,900	1,561,897
Quanex Building Products Corp.	77,600	1,358,000
Universal Forest Products, Inc. (L)	55,500	2,132,865

		5,052,762
Commercial Services & Supplies - 3.2%
G&K Services, Inc., Class A	70,400	2,208,448
McGrath RentCorp (L)	132,200	3,328,796
Mine Safety Appliances Company	50,600	1,764,422
Waste Connections, Inc. (L)	101,800	2,947,110

		10,248,776
Construction & Engineering - 1.0%
Aegion Corp. (I)(L)	117,800	2,299,456
Comfort Systems USA, Inc. (L)	104,500	1,078,440

		3,377,896
Electrical Equipment - 1.3%
Belden, Inc.	76,400	2,607,532
Franklin Electric Company, Inc.	28,700	1,556,401

		4,163,933
Machinery - 5.8%
Astec Industries, Inc. (I)(L)	42,600	1,249,458
Cascade Corp.	33,600	1,648,752
CIRCOR International, Inc.	49,200	1,567,020
IDEX Corp.	78,900	3,144,954
Nordson Corp.	81,300	4,781,253
Proto Labs, Inc. (I)(L)	18,400	578,864
Robbins & Myers, Inc.	43,300	2,590,206

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Woodward, Inc.	88,000	$3,073,840

		18,634,347
Marine - 1.5%
Kirby Corp. (I)(L)	95,000	5,001,750
Professional Services - 1.5%
FTI Consulting, Inc. (I)	31,600	821,916
Navigant Consulting Company (I)(L)	138,400	1,529,320
On Assignment, Inc. (I)	117,800	1,944,878
The Dolan Company (I)	125,200	444,460

		4,740,574
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)(L)	95,900	6,095,404
Landstar System, Inc.	137,200	6,485,444

		12,580,848
Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc. (I)(L)	210,300	5,917,842
Kaman Corp., Class A (L)	62,600	2,053,280

		7,971,122

		78,278,293
Information Technology - 9.6%
Communications Equipment - 1.0%
Ixia (I)(L)	162,400	2,410,016
Sonus Networks, Inc. (I)(L)	397,200	766,596

		3,176,612
Computers & Peripherals - 0.3%
Xyratex, Ltd.	74,600	825,076
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp. (L)	30,700	1,107,963
Electro Rent Corp.	159,000	2,722,080
Electro Scientific Industries, Inc.	91,600	1,123,016
Littelfuse, Inc. (L)	55,100	2,826,079
Methode Electronics, Inc.	60,000	563,400
Newport Corp. (I)	95,400	1,185,822
SYNNEX Corp. (I)(L)	73,000	2,520,690

		12,049,050
IT Services - 0.2%
TNS, Inc. (I)	50,100	731,961
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (I)	125,200	1,598,804
ATMI, Inc. (I)	54,800	1,036,268
Brooks Automation, Inc. (L)	112,400	900,324
Cabot Microelectronics Corp. (L)	29,800	991,446
Cymer, Inc. (I)(L)	50,200	2,846,340
Teradyne, Inc. (I)(L)	146,300	2,285,206

		9,658,388
Software - 1.4%
Accelrys, Inc. (I)(L)	83,900	645,191
Progress Software Corp. (I)(L)	130,800	2,515,284
Websense, Inc. (I)	91,500	1,407,270

		4,567,745

		31,008,832
Materials - 11.6%
Chemicals - 2.7%
American Vanguard Corp. (L)	101,000	2,971,420
Innospec, Inc. (I)	124,000	3,901,040
Minerals Technologies, Inc.	26,000	1,763,060

		8,635,520

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.2%
Texas Industries, Inc. (L)	20,000	$779,200
Containers & Packaging - 2.2%
AptarGroup, Inc.	92,500	4,685,125
Myers Industries, Inc.	153,500	2,271,800

		6,956,925
Metals & Mining - 4.4%
AMCOL International Corp. (L)	61,300	1,843,291
Carpenter Technology Corp.	65,500	3,095,530
Franco-Nevada Corp. (L)	62,600	3,247,643
North American Palladium, Ltd. (I)(L)	600,000	1,086,000
Royal Gold, Inc.	42,500	3,740,850
Schnitzer Steel Industries, Inc., Class A (L)	41,800	1,154,516

		14,167,830
Paper & Forest Products - 2.1%
Clearwater Paper Corp. (I)(L)	68,800	2,595,136
Deltic Timber Corp. (L)	46,300	2,840,042
Wausau Paper Corp. (L)	150,500	1,351,490

		6,786,668

		37,326,143
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	172,900	1,601,054
Utilities - 4.5%
Electric Utilities - 2.5%
Cleco Corp. (L)	90,300	3,695,979
El Paso Electric Company	87,000	2,878,830
PNM Resources, Inc.	68,000	1,398,760

		7,973,569
Gas Utilities - 0.8%
Southwest Gas Corp.	61,900	2,646,225
Multi-Utilities - 1.2%
Black Hills Corp.	42,400	1,450,080
NorthWestern Corp.	53,800	1,969,080
Vectren Corp.	18,900	533,169

		3,952,329

		14,572,123

TOTAL COMMON STOCKS (Cost $214,297,000)		$310,839,517

PREFERRED SECURITIES - 0.8%
Financials - 0.8%
Commercial Banks - 0.8%
East West Bancorp., Inc., Series A, 8.000%	1,814	2,721,472

TOTAL PREFERRED SECURITIES (Cost $1,786,750)		$2,721,472

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Value Index Fund (L)	13,700	985,167

TOTAL INVESTMENT COMPANIES (Cost $973,730)		$985,167

SECURITIES LENDING COLLATERAL - 25.2%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	8,097,558	81,041,167

TOTAL SECURITIES LENDING
COLLATERAL (Cost $81,000,478)		$81,041,167

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	555,500	555,500
T. Rowe Price Reserve Investment
Fund, 0.1031% (Y)	6,037,008	6,037,008

		6,592,508

TOTAL SHORT-TERM INVESTMENTS (Cost $6,592,508)		$6,592,508

Total Investments (Small Company Value Fund)
(Cost $304,650,466) - 124.9%		$402,179,831
Other assets and liabilities, net - (24.9%)		(80,146,212)

TOTAL NET ASSETS - 100.0%		$322,033,619

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.5%
Consumer Discretionary - 12.4%
Auto Components - 0.1%
American Axle &
Manufacturing Holdings, Inc. (I)	1,102	$12,309
Amerigon, Inc. (I)	704	8,356
Dana Holding Corp.	2,283	31,186
Dorman Products, Inc. (I)	688	20,282
Drew Industries, Inc. (I)(L)	165	4,780
Fuel Systems Solutions, Inc. (I)(L)	357	6,283
Stoneridge, Inc. (I)(L)	634	4,007
Tenneco, Inc. (I)	1,446	43,915
Tower International, Inc. (I)	57	429

		131,547
Automobiles - 1.1%
Harley-Davidson, Inc.	23,130	970,535
Tesla Motors, Inc. (I)(L)	1,254	35,764
Thor Industries, Inc.	1,070	33,641
Winnebago Industries, Inc. (I)	694	7,981

		1,047,921
Distributors - 0.3%
LKQ Corp. (I)	590	22,267
Pool Corp. (L)	7,179	282,781

		305,048
Diversified Consumer Services - 1.8%
American Public Education, Inc. (I)(L)	9,630	324,531
Ascent Capital Group, Inc., Class A (I)	289	14,898
Bridgepoint Education, Inc. (I)(L)	448	4,417
Capella Education Company (I)	304	9,445
Coinstar, Inc. (I)(L)	6,055	309,532
Grand Canyon Education, Inc. (I)	14,676	309,957
ITT Educational Services, Inc. (I)	431	13,796
K12, Inc. (I)(L)	32,550	685,178
Matthews International Corp., Class A (L)	675	20,203
Sotheby’s (L)	1,613	50,422
Strayer Education, Inc. (L)	140	9,069
Universal Technical Institute, Inc.	265	3,183

		1,754,631
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (I)	580	13,932
Ameristar Casinos, Inc.	391	6,588
Bally Technologies, Inc. (I)(L)	1,027	45,486

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc. (I)	12	$4,217
BJ’s Restaurants, Inc. (I)(L)	598	24,548
Boyd Gaming Corp. (I)(L)	668	4,015
Bravo Brio Restaurant Group, Inc. (I)	440	7,115
Buffalo Wild Wings, Inc. (I)	442	33,937
Caribou Coffee Company, Inc. (I)(L)	8,644	110,557
CEC Entertainment, Inc. (L)	438	13,013
Choice Hotels International, Inc. (L)	242	7,625
Cracker Barrel Old Country Store, Inc.	4,400	277,112
Denny’s Corp. (I)	2,293	11,213
DineEquity, Inc. (I)(L)	370	19,599
Domino’s Pizza, Inc.	1,312	46,497
Gaylord Entertainment Company (I)(L)	893	36,202
Interval Leisure Group, Inc.	943	17,398
Isle of Capri Casinos, Inc. (I)	254	1,590
Krispy Kreme Doughnuts, Inc. (I)	1,266	9,343
Life Time Fitness, Inc. (I)(L)	970	46,056
Papa John’s International, Inc. (I)	454	23,376
Peet’s Coffee & Tea, Inc. (I)	316	23,226
Penn National Gaming, Inc. (I)	1,549	60,860
Pinnacle Entertainment, Inc. (I)	1,496	16,561
Red Robin Gourmet Burgers, Inc. (I)(L)	3,275	101,558
Scientific Games Corp., Class A (I)	1,316	9,646
Shuffle Master, Inc. (I)	15,379	233,299
Six Flags Entertainment Corp.	483	26,676
Sonic Corp. (I)	1,297	12,153
Texas Roadhouse, Inc., Class A	1,498	25,721
The Cheesecake Factory, Inc.	8,101	269,034
Vail Resorts, Inc. (L)	857	44,178
WMS Industries, Inc. (I)(L)	6,598	105,106

		1,687,437
Household Durables - 0.2%
Beazer Homes USA, Inc. (I)(L)	1,465	4,307
Blyth, Inc.	245	10,368
Furniture Brands International, Inc. (I)(L)	413	417
Hovnanian Enterprises, Inc., Class A (I)(L)	2,385	6,964
iRobot Corp. (I)	626	15,769
Libbey, Inc. (I)	464	6,816
M/I Homes, Inc. (I)	224	4,323
MDC Holdings, Inc.	4,450	154,326
Meritage Homes Corp. (I)	397	14,796
Sealy Corp. (I)(L)	958	1,533
Skullcandy, Inc. (I)(L)	358	5,492
Zagg, Inc. (I)	459	3,456

		228,567
Internet & Catalog Retail - 0.6%
Blue Nile, Inc. (I)(L)	331	12,386
HomeAway, Inc. (I)	780	18,455
HSN, Inc.	5,675	255,545
Liberty Ventures, Series A (I)	228	10,486
Orbitz Worldwide, Inc. (I)	494	1,403
Overstock.com, Inc. (I)	387	3,386
Shutterfly, Inc. (I)(L)	9,042	269,000
Vitacost.com, Inc. (I)	557	3,509

		574,170
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc. (I)	301	13,021
Brunswick Corp.	2,124	50,318
LeapFrog Enterprises, Inc. (I)	1,253	13,583
Smith & Wesson Holding Corp. (I)	1,544	12,414
Steinway Musical Instruments, Inc. (I)	67	1,668

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Sturm Ruger & Company, Inc. (L)	455	$19,702

		110,706
Media - 0.3%
AMC Networks, Inc., Class A (I)	1,245	48,978
Arbitron, Inc. (L)	629	22,122
Clear Channel Outdoor
Holdings, Inc., Class A (I)	966	5,072
Cumulus Media, Inc., Class A (I)	1,320	3,656
Lions Gate Entertainment Corp. (I)	1,721	25,436
Live Nation Entertainment, Inc. (I)(L)	1,692	14,416
Martha Stewart Living
Omnimedia, Inc., Class A	340	1,006
Morningstar, Inc.	589	34,992
Pandora Media, Inc. (I)(L)	1,394	16,714
ReachLocal, Inc. (I)	210	2,640
The Madison Square Garden, Inc., Class A (I)	1,407	59,389
Valassis Communications, Inc. (I)	356	8,925

		243,346
Multiline Retail - 0.1%
Big Lots, Inc. (I)(L)	1,576	47,973
Dillard’s, Inc., Class A (L)	694	52,106
Gordmans Stores, Inc. (I)	207	3,639
Saks, Inc. (I)(L)	933	10,963

		114,681
Specialty Retail - 4.1%
Aaron’s, Inc.	1,720	51,376
Aeropostale, Inc. (I)	1,937	26,982
Americas Car-Mart, Inc. (I)	205	9,350
ANN, Inc. (I)	1,162	41,344
Asbury Automotive Group, Inc. (I)	440	12,184
Ascena Retail Group, Inc. (I)	17,846	353,351
Barnes & Noble, Inc. (I)	466	5,578
bebe stores, Inc.	902	4,898
Body Central Corp. (I)	362	3,178
Casual Male Retail Group, Inc. (I)	37,990	156,519
Chico’s FAS, Inc.	16,573	313,893
Citi Trends, Inc. (I)	356	4,135
Coldwater Creek, Inc. (I)	957	545
Collective Brands, Inc. (I)	505	10,928
Conn’s, Inc. (I)	541	12,530
DSW, Inc., Class A	780	50,326
Express, Inc. (I)	1,812	28,285
Francesca’s Holdings Corp. (I)	831	29,359
Genesco, Inc. (I)	3,746	264,655
GNC Holdings, Inc., Class A	2,125	82,556
Haverty Furniture Companies, Inc.	460	6,017
Hibbett Sports, Inc. (I)(L)	625	36,275
Hot Topic, Inc. (L)	621	5,868
Jos A. Bank Clothiers, Inc. (I)(L)	663	31,937
Kirkland’s, Inc. (I)	369	3,579
Lithia Motors, Inc., Class A	265	7,741
Lumber Liquidators Holdings, Inc. (I)(L)	557	25,990
Mattress Firm Holding Corp. (I)(L)	321	10,333
Monro Muffler Brake, Inc. (L)	6,728	227,743
New York & Company, Inc. (I)	589	2,197
Office Depot, Inc. (I)	6,811	10,421
Penske Automotive Group, Inc.	376	10,017
Pier 1 Imports, Inc.	20,259	374,386
Rent-A-Center, Inc. (L)	8,327	293,777
rue21, Inc. (I)(L)	23,579	667,521
Select Comfort Corp. (I)	1,284	36,684
Teavana Holdings, Inc. (I)	228	2,508
The Buckle, Inc. (L)	7,484	340,821

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Children’s Place Retail Stores, Inc. (I)	289	$16,456
The Finish Line, Inc., Class A (L)	8,070	185,287
The Pep Boys - Manny, Moe & Jack (I)(L)	628	5,646
The Wet Seal, Inc., Class A (I)(L)	2,050	5,945
Vitamin Shoppe, Inc. (I)(L)	3,774	202,324
Zumiez, Inc. (I)	562	16,405

		3,987,850
Textiles, Apparel & Luxury Goods - 2.0%
Carter’s, Inc. (I)	1,192	66,406
Crocs, Inc. (I)	2,139	37,411
Fifth & Pacific Companies, Inc. (I)	2,589	34,304
G-III Apparel Group, Ltd. (I)(L)	266	8,443
Hanesbrands, Inc. (I)	1,510	48,969
K-Swiss, Inc., Class A (I)	228	645
Kenneth Cole Productions, Inc., Class A (I)	80	1,214
Maidenform Brands, Inc. (I)(L)	560	12,426
Oxford Industries, Inc.	167	9,107
Steven Madden, Ltd. (I)	24,158	1,036,861
The Warnaco Group, Inc. (I)	977	50,237
True Religion Apparel, Inc.	584	13,543
Vera Bradley, Inc. (I)(L)	27,982	594,058

		1,913,624

		12,099,528
Consumer Staples - 2.3%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	77	5,285
National Beverage Corp. (I)	275	4,092
The Boston Beer Company, Inc. (I)	209	21,533

		30,910
Food & Staples Retailing - 0.6%
Casey’s General Stores, Inc.	906	51,234
Harris Teeter Supermarkets, Inc.	9,850	384,840
Pricesmart, Inc. (L)	467	34,156
Rite Aid Corp. (I)	16,038	19,085
Susser Holdings Corp. (I)	140	4,763
The Chefs’ Warehouse, Inc. (I)	274	4,211
The Fresh Market, Inc. (I)	915	52,814
United Natural Foods, Inc. (I)	1,164	66,907

		618,010
Food Products - 0.6%
Calavo Growers, Inc.	281	7,430
Darling International, Inc. (I)	20,494	340,610
Dean Foods Company (I)	4,393	72,133
J&J Snack Foods Corp.	358	20,442
Sanderson Farms, Inc. (L)	465	20,469
Smart Balance, Inc. (I)	1,403	16,261
The Hain Celestial Group, Inc. (I)	905	62,436
TreeHouse Foods, Inc. (I)	855	44,417

		584,198
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	10,255	377,692
Personal Products - 0.6%
Elizabeth Arden, Inc. (I)	631	29,367
Inter Parfums, Inc. (L)	13,242	219,817
Medifast, Inc. (I)	313	8,730
Nature’s Sunshine Products, Inc.	296	4,668
Nu Skin Enterprises, Inc., Class A (L)	7,544	313,001
Prestige Brands Holdings, Inc. (I)	600	9,636
Revlon, Inc. (I)	291	3,862
Schiff Nutrition International, Inc. (I)	258	4,974

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
USANA Health Sciences, Inc. (I)	178	$8,072

		602,127
Tobacco - 0.0%
Star Scientific, Inc. (I)(L)	2,774	10,430

		2,223,367
Energy - 8.8%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (I)	1,401	64,838
Basic Energy Services, Inc. (I)(L)	19,054	211,499
C&J Energy Services, Inc. (I)(L)	495	9,964
CARBO Ceramics, Inc.	495	34,838
Dril-Quip, Inc. (I)	812	56,872
Gulfmark Offshore, Inc., Class A (I)	5,735	201,184
Heckmann Corp. (I)(L)	3,370	9,065
Helix Energy Solutions Group, Inc. (I)	10,871	191,547
Hornbeck Offshore Services, Inc. (I)(L)	799	31,033
ION Geophysical Corp. (I)(L)	1,482	9,677
Lufkin Industries, Inc.	800	41,936
Matrix Service Company (I)	612	7,136
McDermott International, Inc. (I)	107,780	1,200,669
Oil States International, Inc. (I)	1,230	96,235
OYO Geospace Corp. (I)	1,455	133,263
RigNet, Inc. (I)	165	2,930
RPC, Inc. (L)	1,019	12,483
Tesco Corp. (I)	793	8,057
Tidewater, Inc.	792	37,565

		2,360,791
Oil, Gas & Consumable Fuels - 6.4%
Abraxas Petroleum Corp. (I)	1,975	4,009
Amyris, Inc. (I)(L)	737	2,299
Apco Oil and Gas International, Inc. (I)	218	3,510
Approach Resources, Inc. (I)	638	18,336
Berry Petroleum Company, Class A (L)	1,123	41,371
Bill Barrett Corp. (I)(L)	570	12,500
BPZ Resources, Inc. (I)(L)	2,208	5,056
Carrizo Oil & Gas, Inc. (I)(L)	49,820	1,257,457
Cheniere Energy, Inc. (I)(L)	4,339	64,044
Clayton Williams Energy, Inc. (I)(L)	145	6,967
Clean Energy Fuels Corp. (I)(L)	1,644	21,602
Cloud Peak Energy, Inc. (I)(L)	508	8,936
Contango Oil & Gas Company (I)	311	17,270
Crosstex Energy, Inc.	296	3,670
CVR Energy, Inc. (I)	269	8,022
Enbridge Energy Management LLC (I)	406	12,639
Energy XXI Bermuda, Ltd. (L)	9,027	296,898
FX Energy, Inc. (I)(L)	1,193	9,126
Gastar Exploration, Ltd. (I)	900	1,440
Gevo, Inc. (I)	514	1,820
Goodrich Petroleum Corp. (I)(L)	649	8,242
Gran Tierra Energy, Inc. (I)	6,687	29,824
Gulfport Energy Corp. (I)	1,126	29,614
Halcon Resources Corp. (I)	2,535	19,469
Hyperdynamics Corp. (I)(L)	2,583	1,808
InterOil Corp. (I)(L)	18,020	1,433,311
James River Coal Company (I)(L)	764	2,177
KiOR, Inc., Class A (I)(L)	406	3,106
Kodiak Oil & Gas Corp. (I)	140,586	1,256,839
Magnum Hunter Resources Corp. (I)	3,763	16,181
McMoRan Exploration Company (I)(L)	1,623	20,498
Northern Oil and Gas, Inc. (I)(L)	1,436	23,464
Oasis Petroleum, Inc. (I)(L)	1,774	52,031
PDC Energy, Inc. (I)(L)	718	19,982

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rentech, Inc. (I)	5,447	$11,983
Resolute Energy Corp. (I)(L)	1,184	10,703
Rex Energy Corp. (I)(L)	111,403	1,380,283
Rosetta Resources, Inc. (I)	1,260	54,104
Sanchez Energy Corp. (I)	288	5,495
SemGroup Corp., Class A (I)	896	31,844
Solazyme, Inc. (I)	727	8,717
Targa Resources Corp.	247	11,182
Transatlantic Petroleum, Ltd. (I)(L)	2,615	2,720
Triangle Petroleum Corp. (I)	543	3,730
Uranium Energy Corp. (I)	1,784	4,549
Venoco, Inc. (I)(L)	733	8,195
World Fuel Services Corp.	855	31,815
ZaZa Energy Corp. (I)	391	1,181

		6,280,019

		8,640,810
Financials - 8.9%
Capital Markets - 1.3%
Duff & Phelps Corp.	872	11,554
Epoch Holding Corp.	397	8,361
Evercore Partners, Inc., Class A	309	7,632
Financial Engines, Inc. (I)	940	20,022
GAMCO Investors, Inc., Class A	52	2,345
HFF, Inc. (I)	790	10,507
ICG Group, Inc. (I)	891	8,126
INTL FCStone, Inc. (I)	339	6,146
KBW, Inc. (L)	785	12,003
Ladenburg Thalmann
Financial Services, Inc. (I)	2,614	3,633
Raymond James Financial, Inc.	23,700	834,240
Safeguard Scientifics, Inc. (I)	494	7,687
Virtus Investment Partners, Inc. (I)	149	12,760
Walter Investment Management Corp.	10,914	305,483
WisdomTree Investments, Inc. (I)	1,466	9,148

		1,259,647
Commercial Banks - 1.2%
Boston Private Financial Holdings, Inc. (L)	30,100	285,649
CapitalSource, Inc.	3,411	23,638
Cardinal Financial Corp.	429	5,556
First Connecticut Bancorp, Inc.	277	3,609
Investors Bancorp, Inc. (I)	1,071	18,389
Pinnacle Financial Partners, Inc. (I)(L)	11,740	224,704
Signature Bank (I)	1,100	71,093
SVB Financial Group (I)	368	21,340
Texas Capital Bancshares, Inc. (I)(L)	4,955	228,029
Umpqua Holdings Corp. (L)	22,387	282,972
Webster Financial Corp.	1,161	24,706

		1,189,685
Consumer Finance - 1.2%
Cash America International, Inc. (L)	5,260	204,193
Credit Acceptance Corp. (I)	292	28,750
DFC Global Corp. (I)	15,617	290,789
Ezcorp, Inc., Class A (I)	706	15,991
First Cash Financial Services, Inc. (I)	8,409	375,210
Green Dot Corp., Class A (I)	539	6,172
Netspend Holdings, Inc. (I)	817	7,745
The First Marblehead Corp. (I)	1,568	1,819
World Acceptance Corp. (I)(L)	3,438	250,974

		1,181,643
Diversified Financial Services - 1.5%
MarketAxess Holdings, Inc.	869	28,303

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Moody’s Corp. (L)	35,180	$1,393,128
NewStar Financial, Inc. (I)	206	2,437

		1,423,868
Insurance - 2.5%
Citizens, Inc., Class A (I)(L)	933	9,115
eHealth, Inc. (I)	442	7,311
Endurance Specialty Holdings, Ltd.	8,760	331,216
Greenlight Capital Re, Ltd., Class A (I)	469	11,387
HCC Insurance Holdings, Inc.	28,200	932,856
Hilltop Holdings, Inc. (I)	353	3,954
Horace Mann Educators Corp.	16,710	293,595
Infinity Property & Casualty Corp.	3,580	200,838
Platinum Underwriters Holdings, Ltd. (L)	8,150	323,881
ProAssurance Corp.	4,050	361,382

		2,475,535
Real Estate Investment Trusts - 1.0%
Alexander’s, Inc.	49	22,032
American Assets Trust, Inc.	795	21,672
Apartment Investment & Management
Company, Class A	1,202	31,829
Campus Crest Communities, Inc.	18,000	194,400
Coresite Realty Corp.	501	13,622
Cousins Properties, Inc.	780	6,232
DuPont Fabros Technology, Inc.	1,507	41,533
Education Realty Trust, Inc. (L)	29,248	338,107
Equity Lifestyle Properties, Inc.	607	41,737
Extra Space Storage, Inc.	2,349	80,124
FelCor Lodging Trust, Inc. (I)	1,831	8,496
First Industrial Realty Trust, Inc. (I)	779	10,049
Hudson Pacific Properties, Inc.	529	9,384
iStar Financial, Inc. (I)(L)	606	4,351
Pebblebrook Hotel Trust	1,351	31,924
Post Properties, Inc.	644	32,876
PS Business Parks, Inc.	460	31,358
Strategic Hotels & Resorts, Inc. (I)	1,376	8,394
Tanger Factory Outlet Centers, Inc.	1,434	48,111

		976,231
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (I)	390	32,873
Forest City Enterprises, Inc., Class A (I)(L)	2,860	43,129
Tejon Ranch Company (I)	380	10,625
The St. Joe Company (I)(L)	1,071	20,531
Zillow, Inc., Class A (I)(L)	287	11,942

		119,100
Thrifts & Mortgage Finance - 0.1%
Beneficial Mutual Bancorp, Inc. (I)	859	7,568
Doral Financial Corp. (I)	1,081	1,167
MGIC Investment Corp. (I)	2,280	2,690
Ocwen Financial Corp. (I)	2,569	66,100
Radian Group, Inc.	3	10
TFS Financial Corp. (I)	2,205	19,492

		97,027

		8,722,736
Health Care - 16.4%
Biotechnology - 3.8%
Achillion Pharmaceuticals, Inc. (I)(L)	1,107	7,782
Acorda Therapeutics, Inc. (I)	955	21,822
Aegerion Pharmaceuticals, Inc. (I)	416	5,791
Affymax, Inc. (I)	819	14,488
Alkermes PLC (I)(L)	1,913	35,104
Allos Therapeutics, Inc. (I)	1,987	3,596

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (I)(L)	724	$13,242
AMAG Pharmaceuticals, Inc. (I)	353	5,221
Arena Pharmaceuticals, Inc. (I)(L)	4,655	42,081
Ariad Pharmaceuticals, Inc. (I)(L)	3,947	81,150
Arqule, Inc. (I)	1,418	7,430
Astex Pharmaceuticals (I)	46,745	132,288
AVEO Pharmaceuticals, Inc. (I)	772	7,403
BioMimetic Therapeutics, Inc. (I)	250	960
Biotime, Inc. (I)(L)	658	2,665
Cell Therapeutics, Inc. (I)(L)	4,855	2,112
Cepheid, Inc. (I)(L)	1,563	58,988
Codexis, Inc. (I)	513	1,165
Cubist Pharmaceuticals, Inc. (I)	8,678	400,924
Curis, Inc. (I)(L)	1,882	8,281
Dendreon Corp. (I)(L)	2,381	10,691
Dyax Corp. (I)	2,350	5,311
Dynavax Technologies Corp. (I)(L)	59,759	233,658
Emergent Biosolutions, Inc. (I)	600	8,838
Exact Sciences Corp. (I)	1,497	14,865
Exelixis, Inc. (I)(L)	4,259	18,867
Genomic Health, Inc. (I)(L)	394	13,577
Geron Corp. (I)(L)	1,565	4,319
Halozyme Therapeutics, Inc. (I)	2,276	13,201
Idenix Pharmaceuticals, Inc. (I)	1,515	8,560
Immunogen, Inc. (I)	1,291	18,577
Immunomedics, Inc. (I)	1,707	5,753
Incyte Corp. (I)(L)	2,746	54,947
InterMune, Inc. (I)	1,011	7,451
Ironwood Pharmaceuticals, Inc. (I)(L)	1,790	22,429
Isis Pharmaceuticals, Inc. (I)	1,480	20,143
Lexicon Pharmaceuticals, Inc. (I)	3,343	7,488
Ligand Pharmaceuticals, Inc., Class B (I)	422	7,296
MannKind Corp. (I)(L)	2,800	7,560
Medivation, Inc. (I)	823	86,300
Metabolix, Inc. (I)	474	792
Momenta Pharmaceuticals, Inc. (I)	1,039	14,660
Myriad Genetics, Inc. (I)	16,001	399,865
Neurocrine Biosciences, Inc. (I)(L)	1,577	11,638
Novavax, Inc. (I)(L)	2,723	5,555
NPS Pharmaceuticals, Inc. (I)	2,050	15,621
Onyx Pharmaceuticals, Inc. (I)	3,330	239,494
Opko Health, Inc. (I)(L)	3,514	15,602
Orexigen Therapeutics, Inc. (I)	1,292	5,775
Osiris Therapeutics, Inc. (I)	391	3,539
Pharmacyclics, Inc. (I)(L)	1,315	88,000
Progenics Pharmaceuticals, Inc. (I)	763	3,113
PROLOR Biotech, Inc. (I)	1,095	5,355
Protalix BioTherapeutics, Inc. (I)	1,550	8,417
Raptor Pharmaceutical Corp. (I)(L)	1,175	5,840
Rigel Pharmaceuticals, Inc. (I)	1,696	15,807
Sangamo Biosciences, Inc. (I)	1,189	6,385
Savient Pharmaceuticals, Inc. (I)(L)	1,699	2,243
Seattle Genetics, Inc. (I)(L)	7,008	185,992
SIGA Technologies, Inc. (I)	919	2,720
Spectrum Pharmaceuticals, Inc. (I)(L)	1,417	16,947
Synageva BioPharma Corp. (I)	283	14,139
Targacept, Inc. (I)	675	3,038
Theravance, Inc. (I)	1,649	43,979
Threshold Pharmaceuticals, Inc. (I)	981	8,643
Trius Therapeutics, Inc. (I)	564	3,130
United Therapeutics Corp. (I)	20,538	1,111,517
ZIOPHARM Oncology, Inc. (I)(L)	1,618	8,041

		3,668,171

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.3%
Abaxis, Inc. (I)(L)	516	$19,335
ABIOMED, Inc. (I)(L)	844	18,847
Accuray, Inc. (I)(L)	1,607	9,851
Align Technology, Inc. (I)(L)	1,531	51,977
Antares Pharma, Inc. (I)(L)	2,218	8,606
Arthrocare Corp. (I)	657	19,434
Atrion Corp.	38	8,252
Cantel Medical Corp.	545	14,039
Conceptus, Inc. (I)	707	13,440
CONMED Corp. (L)	20,920	565,258
Cyberonics, Inc. (I)	656	32,754
DexCom, Inc. (I)	1,633	21,719
Endologix, Inc. (I)	1,234	14,771
Greatbatch, Inc. (I)	279	6,459
Haemonetics Corp. (I)	2,943	216,811
HeartWare International, Inc. (I)	269	24,094
Hill-Rom Holdings, Inc.	516	14,309
ICU Medical, Inc. (I)	303	16,817
Insulet Corp. (I)(L)	1,142	23,948
Integra LifeSciences Holdings Corp. (I)	485	19,080
MAKO Surgical Corp. (I)(L)	27,561	454,205
Masimo Corp. (I)(L)	15,978	352,794
Merit Medical Systems, Inc. (I)	950	13,538
Natus Medical, Inc. (I)	245	2,869
Navidea Biopharmaceuticals, Inc. (I)	2,089	7,604
Neogen Corp. (I)(L)	532	20,769
NuVasive, Inc. (I)(L)	1,028	21,670
NxStage Medical, Inc. (I)	1,206	15,377
OraSure Technologies, Inc. (I)	1,290	12,526
Orthofix International NV (I)	8,566	362,513
Palomar Medical Technologies, Inc. (I)	155	1,356
Quidel Corp. (I)	712	11,563
RTI Biologics, Inc. (I)	1,258	4,806
Sirona Dental Systems, Inc. (I)	1,323	70,304
Staar Surgical Company (I)	859	5,626
SurModics, Inc. (I)	258	4,809
The Cooper Companies, Inc.	14,868	1,246,682
Thoratec Corp. (I)	12,034	407,832
Tornier BV (I)	327	5,860
Unilife Corp. (I)(L)	1,817	5,433
Volcano Corp. (I)	1,270	35,916
West Pharmaceutical Services, Inc.	808	38,259
Wright Medical Group, Inc. (I)(L)	548	11,344
Young Innovations, Inc.	142	5,292

		4,238,748
Health Care Providers & Services - 2.6%
Acadia Healthcare Company, Inc. (I)	530	10,165
Accretive Health, Inc. (I)	954	11,343
Air Methods Corp. (I)(L)	275	32,049
AMERIGROUP Corp. (I)	1,155	105,013
AMN Healthcare Services, Inc. (I)	320	2,688
Bio-Reference Labs, Inc. (I)	8,129	212,329
BioScrip, Inc. (I)	1,052	8,942
Brookdale Senior Living, Inc. (I)	2,307	50,131
Catamaran Corp. (I)	6,039	526,299
Centene Corp. (I)(L)	1,225	49,747
Chemed Corp. (L)	4,409	291,126
Corvel Corp. (I)	162	7,096
Emeritus Corp. (I)(L)	644	12,893
ExamWorks Group, Inc. (I)	731	9,203
Gentiva Health Services, Inc. (I)	232	2,547
HealthSouth Corp. (I)(L)	14,106	323,027
HMS Holdings Corp. (I)(L)	10,857	374,132
IPC The Hospitalist Company, Inc. (I)	393	17,367

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Landauer, Inc.	79	$4,633
LHC Group, Inc. (I)	190	3,306
MEDNAX, Inc. (I)	1,172	81,196
Metropolitan Health Networks, Inc. (I)	23,113	185,829
Molina Healthcare, Inc. (I)	248	6,012
MWI Veterinary Supply, Inc. (I)(L)	288	29,036
PSS World Medical, Inc. (I)(L)	1,201	25,930
Sunrise Senior Living, Inc. (I)	1,385	19,916
Team Health Holdings, Inc. (I)	944	26,951
Tenet Healthcare Corp. (I)	9,854	51,142
VCA Antech, Inc. (I)	1,979	38,274
WellCare Health Plans, Inc. (I)	1,026	58,164

		2,576,486
Health Care Technology - 1.0%
athenahealth, Inc. (I)	854	75,468
Computer Programs & Systems, Inc.	252	12,739
ePocrates, Inc. (I)	452	4,032
HealthStream, Inc. (I)(L)	9,463	268,938
MedAssets, Inc. (I)	25,854	441,328
Medidata Solutions, Inc. (I)	570	19,996
Merge Healthcare, Inc. (I)(L)	1,408	4,449
Omnicell, Inc. (I)	9,757	140,111
Quality Systems, Inc.	994	17,564

		984,625
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (I)(L)	755	2,877
Bruker Corp. (I)	2,172	26,303
Charles River
Laboratories International, Inc. (I)	9,687	351,832
Complete Genomics, Inc. (I)(L)	356	1,082
Fluidigm Corp. (I)	493	7,711
ICON PLC, ADR (I)	16,299	373,573
Illumina, Inc. (I)(L)	15,900	669,072
Luminex Corp. (I)(L)	896	17,329
Pacific Biosciences of California, Inc. (I)	979	1,929
PAREXEL International Corp. (I)	1,426	41,055
Sequenom, Inc. (I)(L)	2,730	10,019
Techne Corp.	834	57,187

		1,559,969
Pharmaceuticals - 3.1%
Akorn, Inc. (I)	1,580	21,867
Alimera Sciences, Inc. (I)	267	641
Ampio Pharmaceuticals, Inc. (I)(L)	697	2,007
Auxilium Pharmaceuticals, Inc. (I)	1,150	26,795
AVANIR Pharmaceuticals, Class A (I)(L)	1,909	6,338
Cadence Pharmaceuticals, Inc. (I)	1,428	5,626
Clovis Oncology, Inc. (I)	280	4,897
Corcept Therapeutics, Inc. (I)	1,002	2,896
Depomed, Inc. (I)	31,786	168,148
Endocyte, Inc. (I)	638	6,118
Forest Laboratories, Inc. (I)	446	424
Hi-Tech Pharmacal Company, Inc. (I)	248	8,851
Impax Laboratories, Inc. (I)	14,269	337,747
Jazz Pharmaceuticals PLC (I)	9,441	429,660
MAP Pharmaceuticals, Inc. (I)	660	8,870
Nektar Therapeutics (I)	1,770	15,187
Obagi Medical Products, Inc. (I)	443	5,918
Optimer Pharmaceuticals, Inc. (I)(L)	1,068	16,052
Pain Therapeutics, Inc. (I)	426	1,695
Par Pharmaceutical Companies, Inc. (I)	8,740	435,252
Pozen, Inc. (I)(L)	641	4,173
Questcor Pharmaceuticals, Inc. (I)(L)	5,324	231,275
Sagent Pharmaceuticals, Inc. (I)	232	3,355

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Salix Pharmaceuticals, Ltd. (I)	3,893	$171,136
SciClone Pharmaceuticals, Inc. (I)	1,073	5,258
The Medicines Company (I)	1,313	33,731
ViroPharma, Inc. (I)(L)	1,079	28,701
Vivus, Inc. (I)(L)	2,375	50,944
Watson Pharmaceuticals, Inc. (I)	11,880	966,438
XenoPort, Inc. (I)(L)	500	4,660

		3,004,660

		16,032,659
Industrials - 16.9%
Aerospace & Defense - 2.5%
Aerovironment, Inc. (I)	421	10,045
American Science & Engineering, Inc.	212	12,608
Astronics Corp. (I)	207	5,796
BE Aerospace, Inc. (I)	28,920	1,164,319
Cubic Corp.	382	19,287
DigitalGlobe, Inc. (I)	16,777	348,458
GenCorp, Inc. (I)	1,140	10,408
HEICO Corp.	356	12,403
HEICO Corp., Class A	707	21,019
Hexcel Corp. (I)(L)	15,324	347,395
Moog, Inc., Class A (I)	932	34,139
National Presto Industries, Inc.	115	8,363
Orbital Sciences Corp., Class A (I)	1,404	19,375
Taser International, Inc. (I)	1,326	7,094
Teledyne Technologies, Inc. (I)	540	34,835
The KEYW Holding Corp. (I)	374	4,211
Triumph Group, Inc.	6,767	402,163

		2,461,918
Air Freight & Logistics - 1.8%
Echo Global Logistics, Inc. (I)	327	5,791
Forward Air Corp.	693	23,299
Hub Group, Inc., Class A (I)(L)	31,883	959,678
Pacer International, Inc. (I)	291	1,193
UTi Worldwide, Inc.	59,016	810,290
XPO Logistics, Inc. (I)(L)	400	5,932

		1,806,183
Airlines - 0.6%
Allegiant Travel Company (I)	4,486	297,153
Spirit Airlines, Inc. (I)	15,534	303,690

		600,843
Building Products - 0.6%
AAON, Inc.	286	5,262
American Woodmark Corp. (I)	83	1,607
AO Smith Corp.	6,997	382,806
Armstrong World Industries, Inc. (L)	561	24,667
Fortune Brands Home & Security, Inc. (I)	3,421	87,236
Simpson Manufacturing Company, Inc.	322	8,188
Trex Company, Inc. (I)(L)	316	9,717
USG Corp. (I)(L)	887	18,237

		537,720
Commercial Services & Supplies - 2.4%
ACCO Brands Corp. (I)	1,760	11,598
American Reprographics Company (I)	327	1,315
Clean Harbors, Inc. (I)	1,142	62,113
Corrections Corp. of America	12,881	429,066
Covanta Holding Corp.	19,980	341,658
Encore Capital Group, Inc. (I)	184	5,158
EnergySolutions, Inc. (I)	666	1,632
EnerNOC, Inc. (I)	545	5,379
Healthcare Services Group, Inc. (L)	1,522	32,221

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Herman Miller, Inc.	1,388	$27,149
InnerWorkings, Inc. (I)	20,531	247,399
Interface, Inc. (L)	746	10,243
KAR Auction Services, Inc. (I)	973	17,028
Knoll, Inc.	1,142	16,605
Mobile Mini, Inc. (I)(L)	923	15,783
Portfolio Recovery Associates, Inc. (I)	408	40,943
Quad/Graphics, Inc.	5,909	108,253
Rollins, Inc.	15,544	361,864
Standard Parking Corp. (I)	371	8,566
Sykes Enterprises, Inc. (I)	930	12,546
Team, Inc. (I)	451	14,103
Tetra Tech, Inc. (I)	12,300	319,062
UniFirst Corp.	3,550	225,461

		2,315,145
Construction & Engineering - 1.9%
Aegion Corp. (I)	609	11,888
Dycom Industries, Inc. (I)	281	4,080
Furmanite Corp. (I)	884	4,314
MasTec, Inc. (I)	52,361	955,065
MYR Group, Inc. (I)	486	9,885
Orion Marine Group, Inc. (I)	323	2,461
Quanta Services, Inc. (I)(L)	35,300	847,200
The Shaw Group, Inc. (I)	1,570	66,066

		1,900,959
Electrical Equipment - 1.7%
Acuity Brands, Inc. (L)	504	32,337
American Superconductor Corp. (I)	980	3,675
AZZ, Inc.	210	6,670
Belden, Inc. (L)	42,440	1,448,477
Capstone Turbine Corp. (I)(L)	7,113	7,104
Ener1, Inc. (I)	23	0
Franklin Electric Company, Inc.	475	25,759
Global Power Equipment Group, Inc.	408	7,956
II-VI, Inc. (I)(L)	1,281	23,827
Polypore International, Inc. (I)(L)	1,107	35,889
Powell Industries, Inc. (I)	224	8,494
Preformed Line Products Company	39	2,298
Thermon Group Holdings, Inc. (I)	320	7,315
Vicor Corp.	250	1,505

		1,611,306
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	818	24,843
Seaboard Corp. (I)	9	18,803

		43,646
Machinery - 2.1%
Accuride Corp. (I)	622	3,122
Actuant Corp., Class A (L)	7,285	204,854
American Railcar Industries, Inc. (I)	114	3,254
Astec Industries, Inc. (I)(L)	460	13,492
Barnes Group, Inc.	1,095	25,919
Blount International, Inc. (I)	1,103	14,207
Chart Industries, Inc. (I)(L)	2,156	150,489
CLARCOR, Inc.	778	37,453
Colfax Corp. (I)(L)	1,340	44,073
Commercial Vehicle Group, Inc. (I)	593	5,011
Dynamic Materials Corp.	318	5,139
EnPro Industries, Inc. (I)(L)	490	18,395
Federal Signal Corp. (I)	1,481	8,842
Graco, Inc.	1,439	71,087
Kennametal, Inc.	955	35,182
Lincoln Electric Holdings, Inc.	1,895	78,169

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Lindsay Corp.	302	$19,739
Meritor, Inc. (I)	2,184	9,762
Middleby Corp. (I)	3,467	399,225
NACCO Industries, Inc., Class A	42	4,469
Navistar International Corp. (I)	1,061	23,321
Nordson Corp.	1,301	76,512
PMFG, Inc. (I)	412	2,966
RBC Bearings, Inc. (I)	529	24,329
Robbins & Myers, Inc.	470	28,115
Sauer-Danfoss, Inc.	288	10,981
Sun Hydraulics, Inc.	497	11,506
Tennant Company	404	16,948
The Gorman-Rupp Company (L)	350	9,639
The Manitowoc Company, Inc. (L)	2,998	38,614
The Toro Company (L)	9,294	345,737
Titan International, Inc.	955	19,940
Trimas Corp. (I)	6,668	143,362
Valmont Industries, Inc.	284	35,997
Wabash National Corp. (I)	569	3,807
Wabtec Corp.	1,147	89,627
Woodward, Inc. (L)	1,484	51,836

		2,085,120
Marine - 0.1%
Genco Shipping & Trading, Ltd. (I)	274	792
Kirby Corp. (I)	1,197	63,022

		63,814
Professional Services - 1.3%
Acacia Research Corp. (I)	1,183	31,160
Exponent, Inc. (I)	3,711	193,195
FTI Consulting, Inc. (I)	999	25,984
Hill International, Inc. (I)	416	1,585
Huron Consulting Group, Inc. (I)	10,353	334,091
Insperity, Inc.	529	12,934
Kforce, Inc. (I)	702	8,227
Korn/Ferry International (I)	569	8,137
Mistras Group, Inc. (I)	399	8,702
On Assignment, Inc. (I)	896	14,793
Pendrell Corp. (I)	2,456	2,947
Resources Connection, Inc.	1,010	11,292
RPX Corp. (I)	425	4,990
The Advisory Board Company (I)(L)	817	36,218
The Corporate Executive Board Company (L)	6,948	323,499
The Dolan Company (I)	242	859
TrueBlue, Inc. (I)	16,507	256,354

		1,274,967
Road & Rail - 0.9%
AMERCO, Inc.	93	8,654
Avis Budget Group, Inc. (I)(L)	2,528	41,510
Celadon Group, Inc.	515	8,503
Con-way, Inc.	1,328	40,252
Dollar Thrifty Automotive Group, Inc. (I)	670	58,397
Genesee & Wyoming, Inc., Class A (I)(L)	965	61,335
Heartland Express, Inc.	1,235	16,080
Knight Transportation, Inc. (L)	1,421	20,320
Landstar System, Inc.	6,809	321,861
Old Dominion Freight Line, Inc. (I)	6,038	270,382
Patriot Transportation Holding, Inc. (I)	50	1,283
RailAmerica, Inc. (I)	481	13,179
Roadrunner Transportation Systems, Inc. (I)	329	5,751
Swift Transportation Company (I)	2,072	16,887
Zipcar, Inc. (I)(L)	608	4,803

		889,197

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.0%
Air Lease Corp. (I)	1,766	$36,415
Applied Industrial Technologies, Inc.	905	36,815
Beacon Roofing Supply, Inc. (I)(L)	1,115	31,376
CAI International, Inc. (I)	96	1,908
DXP Enterprises, Inc. (I)	235	10,836
H&E Equipment Services, Inc. (L)	461	8,160
Kaman Corp., Class A	197	6,462
Rush Enterprises, Inc., Class A (I)	663	11,298
Titan Machinery, Inc. (I)	421	9,704
United Rentals, Inc. (I)(L)	1,895	61,227
Watsco, Inc. (L)	413	31,165
WESCO International, Inc. (I)(L)	13,200	762,696

		1,008,062

		16,598,880
Information Technology - 21.9%
Communications Equipment - 0.8%
Acme Packet, Inc. (I)	1,384	26,421
ADTRAN, Inc. (L)	1,444	29,299
Anaren, Inc. (I)	105	2,070
Aruba Networks, Inc. (I)(L)	2,662	52,308
Calix, Inc. (I)(L)	741	3,935
Ciena Corp. (I)(L)	2,361	32,275
Comverse Technology, Inc. (I)	5,213	31,278
Digi International, Inc. (I)	612	6,322
EchoStar Corp., Class A (I)	890	24,039
Extreme Networks, Inc. (I)	1,891	6,732
Finisar Corp. (I)(L)	2,175	29,885
Globecomm Systems, Inc. (I)(L)	492	5,860
Infinera Corp. (I)	1,307	7,424
InterDigital, Inc. (L)	370	12,488
Ixia (I)	1,017	15,092
JDS Uniphase Corp. (I)	5,608	62,754
Loral Space & Communications, Inc.	229	16,813
NETGEAR, Inc. (I)(L)	905	33,096
Oclaro, Inc. (I)	1,812	4,657
Oplink Communications, Inc. (I)	412	6,621
Plantronics, Inc.	1,012	36,088
Procera Networks, Inc. (I)	459	9,726
RADWARE, Ltd., ADR (I)	8,690	283,729
ShoreTel, Inc. (I)	1,032	4,128
Sonus Networks, Inc. (I)	4,988	9,627
Sycamore Networks, Inc.	168	2,483
ViaSat, Inc. (I)(L)	976	37,771

		792,921
Computers & Peripherals - 1.5%
3D Systems Corp. (I)(L)	1,177	51,447
Cray, Inc. (I)	744	8,489
Diebold, Inc.	6,260	203,951
Fusion-io, Inc. (I)	1,221	34,212
Imation Corp. (I)	255	1,456
Intevac, Inc. (I)	190	1,178
NCR Corp. (I)	1,320	29,555
NetApp, Inc. (I)	29,400	1,014,888
OCZ Technology Group, Inc. (I)	1,000	5,660
QLogic Corp. (I)	2,319	28,222
Quantum Corp. (I)	5,578	8,925
Silicon Graphics International Corp. (I)	754	6,439
STEC, Inc. (I)	879	6,513
Stratasys, Inc. (I)(L)	508	32,847
Super Micro Computer, Inc. (I)	742	9,149
Synaptics, Inc. (I)	801	24,366

		1,467,297

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 1.9%
Agilysys, Inc. (I)	237	$1,965
Anixter International, Inc. (L)	669	40,227
Badger Meter, Inc. (L)	164	5,561
Cognex Corp.	484	17,468
Coherent, Inc. (I)	565	26,606
DTS, Inc. (I)	448	10,058
Echelon Corp. (I)	809	2,694
Fabrinet (I)	533	6,385
FARO Technologies, Inc. (I)	404	15,938
FEI Company	857	46,029
Insight Enterprises, Inc. (I)	59,810	1,074,188
InvenSense, Inc. (I)	770	9,687
IPG Photonics Corp. (I)(L)	789	48,516
Maxwell Technologies, Inc. (I)(L)	9,534	72,554
Measurement Specialties, Inc. (I)	341	11,076
Mercury Computer Systems, Inc. (I)	735	7,174
Methode Electronics, Inc.	308	2,892
Multi-Fineline Electronix, Inc. (I)	226	5,537
National Instruments Corp. (L)	2,306	59,403
OSI Systems, Inc. (I)	4,187	310,257
Power-One, Inc. (I)	1,234	7,577
RealD, Inc. (I)(L)	973	9,642
Rofin-Sinar Technologies, Inc. (I)(L)	679	14,755
Rogers Corp. (I)(L)	135	5,372
ScanSource, Inc. (I)	659	19,928
Universal Display Corp. (I)(L)	994	40,128

		1,871,617
Internet Software & Services - 4.6%
Ancestry.com, Inc. (I)	657	20,420
Angie’s List, Inc. (I)(L)	619	5,918
AOL, Inc.	9,330	314,141
Bankrate, Inc. (I)	952	16,355
Blucora, Inc. (I)	906	13,961
Carbonite, Inc. (I)(L)	180	1,361
comScore, Inc. (I)	758	10,703
Constant Contact, Inc. (I)(L)	43,850	857,268
Cornerstone Ondemand, Inc. (I)	594	15,925
CoStar Group, Inc. (I)	2,947	239,444
DealerTrack Holdings, Inc. (I)(L)	13,160	364,400
Demand Media, Inc. (I)	695	7,054
Dice Holdings, Inc. (I)(L)	1,141	9,105
Envestnet, Inc. (I)	417	4,812
Equinix, Inc. (I)(L)	7,550	1,492,258
Internap Network Services Corp. (I)	1,130	8,136
Keynote Systems, Inc.	373	4,897
KIT Digital, Inc. (I)(L)	509	1,654
Limelight Networks, Inc. (I)(L)	1,613	3,726
Liquidity Services, Inc. (I)(L)	557	29,181
LivePerson, Inc. (I)	18,318	302,247
LogMeIn, Inc. (I)	497	10,924
MercadoLibre, Inc.	788	62,709
Move, Inc. (I)	798	6,208
NIC, Inc.	15,974	230,505
OpenTable, Inc. (I)(L)	430	18,254
Perficient, Inc. (I)	723	7,743
QuinStreet, Inc. (I)	731	6,265
RealNetworks, Inc. (I)	345	2,739
Responsys, Inc. (I)(L)	395	3,788
SciQuest, Inc. (I)	448	7,549
SPS Commerce, Inc. (I)	6,323	220,989
Stamps.com, Inc. (I)(L)	334	7,395
The Active Network, Inc. (I)	907	10,213
Travelzoo, Inc. (I)	190	4,286
ValueClick, Inc. (I)	1,829	29,740

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
VistaPrint NV (I)(L)	747	$26,944
Vocus, Inc. (I)	304	5,904
WebMD Health Corp. (I)(L)	1,204	17,988
XO Group, Inc. (I)	388	3,081
Zix Corp. (I)	44,976	115,588

		4,521,778
IT Services - 4.3%
Acxiom Corp. (I)	1,188	20,267
Alliance Data Systems Corp. (I)(L)	9,250	1,273,263
Cardtronics, Inc. (I)	11,806	333,520
CoreLogic, Inc. (I)	13,190	324,474
DST Systems, Inc.	401	20,403
Euronet Worldwide, Inc. (I)	1,089	19,341
ExlService Holdings, Inc. (I)	569	14,663
FleetCor Technologies, Inc. (I)	1,088	46,980
Forrester Research, Inc.	378	11,068
Heartland Payment Systems, Inc.	8,446	256,589
Higher One Holdings, Inc. (I)(L)	652	8,039
iGATE Corp. (I)(L)	753	12,131
Jack Henry & Associates, Inc.	1,974	72,959
MAXIMUS, Inc.	7,126	387,583
MoneyGram International, Inc. (I)	409	6,524
NeuStar, Inc., Class A (I)	1,592	59,811
Sapient Corp. (I)	2,691	27,206
ServiceSource International, Inc. (I)	975	9,029
Syntel, Inc.	398	23,203
TNS, Inc. (I)	581	8,488
Unisys Corp. (I)	992	20,961
VeriFone Systems, Inc. (I)(L)	24,390	847,309
Virtusa Corp. (I)	458	7,740
Wright Express Corp. (I)	5,767	379,699

		4,191,250
Office Electronics - 0.0%
Zebra Technologies Corp., Class A (I)	1,238	46,165
Semiconductors & Semiconductor Equipment - 4.1%
ANADIGICS, Inc. (I)	810	948
Applied Micro Circuits Corp. (I)(L)	1,492	7,624
Cabot Microelectronics Corp. (L)	561	18,664
Cavium, Inc. (I)	13,134	424,228
Ceva, Inc. (I)	548	8,834
Cirrus Logic, Inc. (I)	1,535	63,963
CSR PLC, ADR	100	2,050
Cymer, Inc. (I)(L)	700	39,690
Cypress Semiconductor Corp. (I)	1,205	13,990
Diodes, Inc. (I)(L)	11,674	215,852
Entropic Communications, Inc. (I)	2,006	10,893
Exar Corp. (I)	908	6,910
Fairchild
Semiconductor International, Inc. (I)(L)	53,470	776,384
FormFactor, Inc. (I)	413	2,102
GT Advanced Technologies Inc. (I)	2,815	16,327
Hittite Microwave Corp. (I)(L)	674	35,297
Inphi Corp. (I)	446	5,298
Integrated Device Technology, Inc. (I)	1,178	6,267
Intermolecular, Inc. (I)	251	1,857
IXYS Corp. (I)	595	5,789
Kopin Corp. (I)	1,534	5,354
Lattice Semiconductor Corp. (I)	2,795	10,873
LTX-Credence Corp. (I)	1,162	6,612
MaxLinear, Inc., Class A (I)	529	3,021
Micrel, Inc. (L)	1,219	12,117
Microsemi Corp. (I)(L)	2,115	42,110
MIPS Technologies, Inc. (I)	30,211	200,601

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc. (L)	625	$16,944
Monolithic Power Systems, Inc. (I)	64,970	1,400,753
Nanometrics, Inc. (I)(L)	537	8,179
NVE Corp. (I)(L)	1,896	106,574
OmniVision Technologies, Inc. (I)(L)	436	7,085
Pericom Semiconductor Corp. (I)	191	1,534
Power Integrations, Inc.	679	23,521
Rambus, Inc. (I)	2,362	10,109
RF Micro Devices, Inc. (I)(L)	6,628	24,855
Rubicon Technology, Inc. (I)(L)	430	3,621
Semtech Corp. (I)	1,560	38,251
Sigma Designs, Inc. (I)	383	2,631
Silicon Image, Inc. (I)	976	4,616
Silicon Laboratories, Inc. (I)	970	37,093
STR Holdings, Inc. (I)	209	667
Supertex, Inc. (I)	85	1,470
Teradyne, Inc. (I)(L)	4,440	69,353
TriQuint Semiconductor, Inc. (I)	4,013	22,312
Ultratech, Inc. (I)	624	20,580
Veeco Instruments, Inc. (I)	928	31,830
Volterra Semiconductor Corp. (I)	9,764	232,676

		4,008,309
Software - 4.7%
Accelrys, Inc. (I)(L)	1,320	10,151
ACI Worldwide, Inc. (I)	3,513	152,394
Actuate Corp. (I)	1,129	7,892
Advent Software, Inc. (I)	781	18,557
Allot Communications, Ltd. (I)(L)	9,133	241,294
Ariba, Inc. (I)	2,337	104,441
Aspen Technology, Inc. (I)	2,231	54,392
Blackbaud, Inc.	1,078	26,282
Bottomline Technologies, Inc. (I)	875	19,635
BroadSoft, Inc. (I)	524	18,974
Cadence Design Systems, Inc. (I)(L)	6,539	86,315
Clicksoftware Technologies, Ltd.	23,921	191,607
CommVault Systems, Inc. (I)	5,853	295,108
Compuware Corp. (I)	1,822	18,220
Concur Technologies, Inc. (I)	1,108	80,219
Deltek, Inc. (I)	293	3,791
Ebix, Inc.	868	20,823
Ellie Mae, Inc. (I)	470	12,112
Fair Isaac Corp.	816	34,851
Imperva, Inc. (I)	137	4,150
Interactive Intelligence Group (I)	366	10,819
JDA Software Group, Inc. (I)	1,013	31,200
Jive Software, Inc. (I)	446	6,730
Kenexa Corp. (I)	553	25,350
Manhattan Associates, Inc. (I)	5,883	297,562
Mentor Graphics Corp. (I)	19,140	316,384
MicroStrategy, Inc., Class A (I)	204	25,604
Monotype Imaging Holdings, Inc.	871	13,143
Netscout Systems, Inc. (I)	7,553	179,384
NetSuite, Inc. (I)	585	33,275
NICE Systems, Ltd., ADR (I)	9,437	295,189
Opnet Technologies, Inc. (L)	376	11,739
Parametric Technology Corp. (I)	2,846	60,478
Pegasystems, Inc.	404	10,920
Progress Software Corp. (I)(L)	972	18,692
PROS Holdings, Inc. (I)	484	8,364
QLIK Technologies, Inc. (I)	1,830	38,705
Quest Software, Inc. (I)	1,405	39,270
RealPage, Inc. (I)(L)	874	22,296
Rosetta Stone, Inc. (I)	304	3,499
Rovi Corp. (I)	39,600	607,464

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Seachange International, Inc. (I)	717	$5,851
SolarWinds, Inc. (I)	5,831	320,005
Sourcefire, Inc. (I)(L)	704	36,531
SS&C Technologies Holdings, Inc. (I)	1,027	22,779
Synchronoss Technologies, Inc. (I)(L)	697	16,038
Take-Two Interactive Software, Inc. (I)	1,248	12,792
Tangoe, Inc. (I)	6,786	109,933
TeleNav, Inc. (I)	258	1,558
TiVo, Inc. (I)	2,970	26,997
Tyler Technologies, Inc. (I)(L)	6,492	261,368
Ultimate Software Group, Inc. (I)	2,371	235,179
VASCO Data Security International, Inc. (I)	745	7,018
Verint Systems, Inc. (I)	562	16,090
VirnetX Holding Corp. (I)(L)	969	25,204
Websense, Inc. (I)	885	13,611

		4,568,229

		21,467,566
Materials - 4.7%
Chemicals - 2.5%
American Vanguard Corp.	6,650	195,643
Arabian American Development Company (I)	423	4,078
Balchem Corp.	10,201	372,132
Calgon Carbon Corp. (I)	676	9,227
Chemtura Corp. (I)	2,349	38,829
Flotek Industries, Inc. (I)	1,119	13,238
FMC Corp. (L)	20,020	1,087,486
Georgia Gulf Corp.	285	11,297
Hawkins, Inc. (L)	223	8,612
Innospec, Inc. (I)	498	15,667
Intrepid Potash, Inc. (I)(L)	1,343	30,123
Koppers Holdings, Inc.	497	16,108
Kraton Performance Polymers, Inc. (I)	9,042	193,951
LSB Industries, Inc. (I)	452	17,040
NewMarket Corp. (L)	896	220,524
Omnova Solutions, Inc. (I)	1,036	8,070
PolyOne Corp.	8,353	131,810
Rockwood Holdings, Inc.	1,662	78,679
Stepan Company	73	6,973
TPC Group, Inc. (I)	316	12,965
Tredegar Industries, Inc.	187	3,026
Zep, Inc.	457	6,613
Zoltek Companies, Inc. (I)(L)	695	5,928

		2,488,019
Construction Materials - 0.0%
Eagle Materials, Inc.	508	21,666
Headwaters, Inc. (I)	726	4,828
Texas Industries, Inc. (I)	128	4,987
United States Lime & Minerals, Inc. (I)	46	2,024

		33,505
Containers & Packaging - 0.3%
Graphic Packaging Holding Company (I)	3,278	18,324
Silgan Holdings, Inc.	5,474	229,525

		247,849
Metals & Mining - 1.2%
Allegheny Technologies, Inc. (L)	16,600	492,024
Allied Nevada Gold Corp. (I)(L)	2,035	66,300
Carpenter Technology Corp.	371	17,533
Century Aluminum Company (I)	444	2,766
Coeur d’Alene Mines Corp. (I)(L)	1,070	24,599
General Moly, Inc. (I)(L)	1,405	3,808
Globe Specialty Metals, Inc.	1,519	22,162

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Gold Resource Corp.	756	$14,334
Haynes International, Inc.	146	7,118
Materion Corp.	459	9,749
McEwen Mining, Inc. (I)	4,773	18,901
Midway Gold Corp. (I)(L)	2,271	3,111
Noranda Aluminum Holding Corp.	802	4,780
Paramount Gold and Silver Corp. (I)(L)	2,990	7,415
Royal Gold, Inc.	1,401	123,316
Stillwater Mining Company (I)	32,394	341,109

		1,159,025
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc.	9,602	291,133
Clearwater Paper Corp. (I)(L)	557	21,010
Deltic Timber Corp. (L)	270	16,562
KapStone Paper and Packaging Corp. (I)	18,289	366,329
Louisiana-Pacific Corp. (I)(L)	1,633	21,915
Schweitzer-Mauduit International, Inc.	371	11,976

		728,925

		4,657,323
Telecommunication Services - 3.2%
Diversified Telecommunication Services - 1.7%
Atlantic Tele-Network, Inc.	77	2,901
Cbeyond, Inc. (I)	723	5,856
Cincinnati Bell, Inc. (I)(L)	4,487	21,043
Cogent Communications Group, Inc.	68,286	1,338,406
Elephant Talk Communications, Inc. (I)	1,219	1,560
General Communication, Inc., Class A (I)	687	6,059
inContact, Inc. (I)	34,939	199,152
Neutral Tandem, Inc. (I)	728	8,008
tw telecom, Inc. (I)	3,584	90,138

		1,673,123
Wireless Telecommunication Services - 1.5%
Boingo Wireless, Inc. (I)(L)	329	2,405
Clearwire Corp. (I)(L)	9,381	15,010
Leap Wireless International, Inc. (I)(L)	429	2,347
SBA Communications Corp., Class A (I)(L)	23,420	1,400,033

		1,419,795

		3,092,918
Utilities - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. (I)	6,432	16,273

TOTAL COMMON STOCKS (Cost $81,754,464)		$93,552,060

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,922	214

TOTAL WARRANTS (Cost $0)		$214

INVESTMENT COMPANIES - 0.4%
iShares Russell 2000 Growth Index Fund	4,170	387,768

TOTAL INVESTMENT COMPANIES (Cost $369,128)		$387,768

SECURITIES LENDING COLLATERAL - 26.0%
John Hancock Collateral
Investment Trust, 0.3443% (W)(Y)	2,540,358	25,424,161

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,423,865)		$25,424,161

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 1.6%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	1,545,098	1,545,098
Repurchase Agreement - 1.8%
Repurchase Agreement with State Street Corp.
dated 08/31/2012 at 0.010% to be
repurchased at $1,790,002 on 9/04/2012,
collateralized by $1,355,000 U.S. Treasury
Bills, 4.500% due 02/15/2036 (valued at
$1,829,995, including interest)	$1,790,000	$1,790,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,335,098)		$3,335,098

Total Investments (Smaller Company Growth Fund)
(Cost $110,882,555) - 125.3%		$122,699,301
Other assets and liabilities, net - (25.3%)		(24,790,236)

TOTAL NET ASSETS - 100.0%		$97,909,065

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.5%
U.S. Government - 6.9%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$481,622	520,942
0.500%, 04/15/2015	529,480	555,871
1.875%, 07/15/2013	5,622,750	5,790,994
2.500%, 01/15/2029	69,477	98,848
U.S. Treasury Bonds
2.750%, 08/15/2042	340,000	345,366
3.000%, 05/15/2042	5,065,000	5,421,130
3.125%, 02/15/2042	400,000	438,938
3.500%, 02/15/2039	1,115,000	1,317,268
3.875%, 08/15/2040	5,545,000	6,971,972
4.375%, 02/15/2038 to 05/15/2041	4,340,000	5,914,564
4.500%, 08/15/2039	755,000	1,044,613
4.625%, 02/15/2040	5,860,000	8,268,097
5.375%, 02/15/2031	540,000	796,584
6.000%, 02/15/2026	1,200,000	1,778,626
6.125%, 08/15/2029 (F)	1,930,000	3,014,720
6.750%, 08/15/2026	500,000	792,656
7.125%, 02/15/2023	90,000	138,516
7.250%, 08/15/2022	45,000	69,145
7.625%, 02/15/2025	390,000	643,866
U.S. Treasury Notes
0.500%, 07/31/2017	680,000	677,291
0.875%, 01/31/2017 to 02/28/2017	10,605,000	10,777,206
1.000%, 08/31/2016	1,055,000	1,078,655
1.250%, 03/15/2014	640,000	650,050
1.625%, 08/15/2022	1,035,000	1,041,792
2.125%, 08/15/2021	3,325,000	3,535,409
2.250%, 05/31/2014	2,915,000	3,017,252
2.625%, 04/30/2016	6,980,000	7,548,758
2.750%, 02/15/2019	300,000	335,156
U.S. Treasury Strips, PO
4.443%, 05/15/2021	540,000	476,053

		73,060,338
U.S. Government Agency - 17.6%
Federal Home Loan Mortgage Corp.
0.500%, 04/17/2015	415,000	416,567

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.535%, 09/01/2032 (P)	$3,011	$3,235
2.705%, 01/01/2037 (P)	11,509	12,365
2.725%, 07/01/2035 (P)	24,626	26,418
2.727%, 07/01/2035 (P)	46,691	50,090
2.739%, 02/01/2037 (P)	64,989	69,826
2.781%, 02/01/2037 (P)	25,354	27,240
2.835%, 05/01/2037 (P)	45,943	48,725
3.086%, 02/01/2037 (P)	41,788	44,898
3.500%, 07/01/2042	988,515	1,047,324
4.000%, 01/01/2025 to 02/01/2041	1,943,720	2,077,521
4.500%, 01/01/2019 to 05/01/2040	2,364,359	2,559,980
4.590%, 06/01/2038 (P)	66,269	70,749
4.684%, 09/01/2035 (P)	47,278	49,787
4.991%, 03/01/2036 (P)	23,219	24,656
4.994%, 11/01/2035 (P)	8,154	8,691
5.000%, 10/01/2018 to 04/01/2040	1,322,787	1,440,706
5.363%, 01/01/2036 (P)	3,251	3,464
5.500%, 03/01/2018 to 12/01/2039	2,679,024	2,915,600
5.910%, 12/01/2036 (P)	30,344	32,738
5.963%, 10/01/2036 (P)	140,130	151,153
6.000%, 03/01/2014 to 12/01/2033	157,705	172,167
6.064%, 11/01/2036 (P)	71,250	76,990
6.500%, 05/01/2017 to 11/01/2033	78,626	87,993
7.000%, 02/01/2024 to 06/01/2032	13,741	15,638
7.500%, 05/01/2024 to 06/01/2024	2,208	2,541
10.500%, 05/01/2019	110	126
Federal National Mortgage Association
0.500%, 07/02/2015	250,000	250,843
0.750%, 12/19/2014	1,475,000	1,489,064
2.111%, 10/01/2033 (P)	54,230	56,630
2.325%, 06/01/2037 (P)	52,784	55,146
2.457%, 07/01/2027 (P)	739	761
2.498%, 11/01/2035 (P)	89,140	95,642
2.615%, 07/01/2035 (P)	39,396	42,056
2.749%, 08/01/2037 (P)	55,455	58,897
2.768%, 01/01/2037 (P)	69,722	74,911
2.785%, 08/01/2036 (P)	121,849	130,917
2.899%, 12/01/2036 (P)	103,437	111,135
3.000%, 02/01/2027 to 07/01/2027	1,707,084	1,802,507
3.197%, 09/01/2035 (P)	184,212	192,560
3.500%, 01/01/2026 to 08/01/2042	7,295,181	7,745,875
4.000%, 03/01/2025 to 02/01/2042	13,448,683	14,416,020
4.138%, 09/01/2037 (P)	23,704	24,778
4.500%, 05/01/2019 to 12/01/2041	15,372,963	16,628,008
4.792%, 05/01/2038 (P)	43,868	47,098
5.000%, 03/01/2018 to 10/01/2040	11,627,904	12,735,382
5.236%, 12/01/2035 (P)	8,385	8,948
5.298%, 12/01/2035 (P)	9,170	9,764
5.299%, 12/01/2035 (P)	14,388	15,207
5.488%, 12/01/2035 (P)	16,968	17,910
5.500%, 07/01/2013 to 05/01/2040	9,368,979	10,284,426
5.551%, 01/01/2019 (P)	477	517
5.953%, 09/01/2036 (P)	67,890	73,236
6.000%, 03/01/2021 to 07/01/2039	10,495,796	11,617,087
6.500%, 06/01/2013 to 10/01/2038	1,479,471	1,672,053
7.000%, 12/01/2029 to 04/01/2037	11,589	13,197
7.125%, 01/15/2030	365,000	586,116
Government National
Mortgage Association
2.500%, 05/20/2027 to 08/20/2027	2,837,202	2,965,188
3.000%, 06/15/2027 to 08/20/2042	5,866,907	6,199,919
3.500%, 12/20/2025 to 03/20/2042	7,990,575	8,639,852
4.000%, 12/20/2025 to 10/15/2041	9,481,635	10,420,385

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
4.500%, 10/20/2039 to 09/20/2041		$27,902,562	$31,000,303
5.000%, 02/15/2018 to 09/15/2040		15,071,375	16,765,091
5.500%, 02/15/2029 to 10/20/2040		8,268,126	9,265,524
6.000%, 05/15/2013 to 12/15/2038		4,846,508	5,447,773
6.500%, 12/15/2014 to 12/20/2033		2,402,484	2,747,652
7.000%, 04/15/2017 to 10/20/2036		1,002,661	1,161,897
9.250%, 10/15/2016 to 12/15/2019		2,236	2,505
9.750%, 07/15/2017 to 02/15/2021		2,140	2,397
10.250%, 11/15/2020		1,847	2,091
11.750%, 08/15/2013		295	304
12.250%, 02/15/2015 to 06/20/2015		169	182
12.750%, 12/20/2013 to 11/20/2014		303	325

			186,315,267

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $252,393,303)			$259,375,605

FOREIGN GOVERNMENT
OBLIGATIONS - 12.3%
Argentina - 0.1%
City of Buenos Aires
12.500%, 04/06/2015 (S)		150,000	142,500
Republic of Argentina
2.500%, 12/31/2038		1,000,000	330,000
8.280%, 12/31/2033		771,936	524,916

			997,416
Australia - 0.0%
New South Wales Treasury Corp.
6.000%, 03/01/2022	AUD	180,000	217,051
Austria - 0.1%
Republic of Austria
3.500%, 09/15/2021 (S)	EUR	90,000	128,696
6.250%, 07/15/2027 (S)		300,000	550,923

			679,619
Belgium - 0.1%
Kingdom of Belgium
4.250%, 09/28/2021		548,000	793,713
5.000%, 09/28/2012 to 03/28/2035		219,000	322,027

			1,115,740
Bermuda - 0.0%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	208,592
5.603%, 07/20/2020 (S)		200,000	232,297

			440,889
Brazil - 1.1%
Federative Republic of Brazil
5.625%, 01/07/2041		1,710,000	2,210,175
6.000%, 08/15/2016 to 08/15/2020	BRL	1,229,000	1,493,871
7.125%, 01/20/2037		$910,000	1,383,200
10.000%, 01/01/2014 to 01/01/2021	BRL	4,849,000	2,497,060
Notas do Tesouro Nacional
6.000%, 05/15/2015 to 05/15/2017		2,381,000	2,804,620
10.000%, 01/01/2023		3,197,000	1,638,409

			12,027,335
Canada - 0.5%
Government of Canada
3.500%, 06/01/2013	CAD	987,000	1,018,720
4.000%, 06/01/2017		324,000	368,537

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada (continued)
4.500%, 06/01/2015	CAD	1,080,000	$1,192,848
5.000%, 06/01/2037		310,000	468,958
Province of British Columbia
3.700%, 12/18/2020		835,000	929,287
Province Of Manitoba Canada
1.300%, 04/03/2017		$380,000	389,476
Province of Ontario
1.600%, 09/21/2016		475,000	490,044
Province of Quebec
5.000%, 12/01/2038	CAD	334,000	418,287

			5,276,157
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	147,355
Colombia - 0.0%
Republic of Colombia
6.125%, 01/18/2041		100,000	136,250
Congo - 0.0%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		109,250	87,400
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	465,000	645,236
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	508,574
7.000%, 11/10/2024		364,000	99,858

			608,432
Dominican Republic - 0.0%
Government of Dominican Republic
7.500%, 05/06/2021		$200,000	227,500
7.500%, 05/06/2021 (S)		100,000	113,750
9.040%, 01/23/2018		38,254	43,323

			384,573
Egypt - 0.0%
Arab Republic of Egypt
5.750%, 04/29/2020		200,000	203,500
Fiji - 0.0%
Republic of Fiji
9.000%, 03/15/2016		200,000	208,386
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020	EUR	204,000	294,849
France - 0.1%
Government of France
4.000%, 10/25/2038		44,000	64,458
5.500%, 04/25/2029		105,000	178,465
5.750%, 10/25/2032		80,000	143,437
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014		278,000	363,648

			750,008
Gabon - 0.0%
Republic of Gabon
8.200%, 12/12/2017		$285,000	342,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Georgia - 0.0%
Republic of Georgia
6.875%, 04/12/2021		$200,000	$224,500
Germany - 1.0%
Federal Republic of Germany
3.500%, 01/04/2016	EUR	269,000	376,950
3.750%, 01/04/2015		1,737,000	2,378,131
4.000%, 01/04/2037		1,649,000	2,831,578
4.500%, 01/04/2013		3,689,000	4,708,557

			10,295,216
Grenada - 0.0%
Government of Grenada
4.500%, 09/15/2025 (P)		$165,000	85,800
Hungary - 0.1%
Republic of Hungary
6.375%, 03/29/2021		900,000	958,500
6.500%, 06/24/2019	HUF	53,930,000	230,130
6.750%, 02/24/2017		22,240,000	97,384

			1,286,014
Iceland - 0.1%
Republic of Iceland
4.875%, 06/16/2016 (S)		$375,000	390,938
5.875%, 05/11/2022 (S)		513,000	544,143

			935,081
Indonesia - 0.5%
Republic of Indonesia
3.750%, 04/25/2022 (S)		600,000	620,250
4.875%, 05/05/2021		1,400,000	1,562,750
5.250%, 01/17/2042		300,000	334,500
5.875%, 03/13/2020		179,000	210,996
6.625%, 02/17/2037		170,000	220,150
6.875%, 01/17/2018		300,000	362,250
7.000%, 05/15/2022	IDR	920,000,000	101,329
7.750%, 01/17/2038		$450,000	654,750
8.250%, 07/15/2021	IDR	3,614,000,000	430,021
8.500%, 10/12/2035		$200,000	308,000
11.625%, 03/04/2019 (S)		300,000	452,250

			5,257,246
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		1,257,000	1,137,585
Ireland - 0.1%
Ireland Government Bond
5.500%, 10/18/2017	EUR	383,000	487,277
Israel - 0.0%
Government of Israel
5.500%, 02/28/2017	ILS	765,000	216,192
Italy - 0.4%
Italy Buoni Poliennali Del Tesoro
4.000%, 02/01/2017	EUR	686,000	849,390
Republic of Italy
3.750%, 03/01/2021		530,000	590,211
4.250%, 03/01/2020		87,000	101,948
4.750%, 06/01/2017		769,000	967,016
5.000%, 09/01/2040		1,101,000	1,173,927

			3,682,492
Ivory Coast - 0.0%
Republic of Ivory Coast
3.750%, 12/31/2032		$485,000	395,275

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		$450,000	$454,500
10.625%, 06/20/2017		350,000	398,125

			852,625
Japan - 2.4%
Government of Japan
1.000%, 12/20/2021	JPY	87,500,000	1,143,689
1.100%, 06/20/2021		214,650,000	2,838,027
1.400%, 03/20/2018		219,350,000	2,973,388
1.500%, 03/20/2019		71,050,000	972,397
1.700%, 09/20/2016 to 03/20/2017		311,900,000	4,249,151
1.900%, 03/20/2025		50,700,000	707,908
2.000%, 12/20/2033		27,050,000	362,661
2.200%, 06/22/2020		266,050,000	3,826,451
2.300%, 06/20/2028 to 03/20/2040		542,850,000	7,751,148

			24,824,820
Lithuania - 0.1%
Republic of Lithuania
7.375%, 02/11/2020		$615,000	748,763
Malaysia - 0.2%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	278,507
3.702%, 02/25/2013		805,000	258,487
4.160%, 07/15/2021		1,487,000	497,300
4.378%, 11/29/2019		2,203,000	747,326
4.498%, 04/15/2030		471,000	164,048
4.646%, 07/06/2021		$250,000	283,559

			2,229,227
Mexico - 0.4%
Government of Mexico
2.500%, 12/10/2020	MXN	10,974,229	898,236
3.625%, 03/15/2022		$100,000	108,700
5.125%, 01/15/2020		300,000	358,500
5.625%, 01/15/2017		90,000	105,300
5.750%, 10/12/2110		100,000	120,750
6.500%, 06/10/2021	MXN	1,511,000	123,703
7.500%, 06/03/2027		10,480,000	913,264
8.500%, 11/18/2038		9,746,000	921,514
10.000%, 11/20/2036		3,400,000	367,039

			3,917,006
Namibia - 0.0%
Namibia International Bonds
5.500%, 11/03/2021		$300,000	330,000
Netherlands - 0.2%
Kingdom of Netherlands
3.500%, 07/15/2020 (S)	EUR	832,000	1,211,531
5.500%, 01/15/2028 (S)		277,000	501,895
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$250,000	267,500

			1,980,926
Nigeria - 0.0%
Federal Republic of Nigeria
6.750%, 01/28/2021		200,000	225,500
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	253,561
Peru - 0.1%
Republic of Peru
5.625%, 11/18/2050		$710,000	910,575

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru (continued)
Republic of Peru (continued)
7.125%, 03/30/2019		$225,000	$294,750
7.840%, 08/12/2020 (S)	PEN	304,000	142,274

			1,347,599
Philippines - 0.2%
Republic of Philippines
5.000%, 01/13/2037		$600,000	699,750
6.375%, 10/23/2034		1,250,000	1,695,313

			2,395,063
Poland - 0.2%
Republic of Poland
3.875%, 07/16/2015		435,000	466,320
4.750%, 04/25/2017	PLN	1,773,000	544,209
5.000%, 10/24/2013		1,441,000	438,739
5.500%, 04/25/2015 to 10/25/2019		2,985,000	940,949
5.750%, 09/23/2022		587,000	188,624

			2,578,841
Russia - 0.9%
Government of Russia
4.500%, 04/04/2022		$200,000	221,750
5.625%, 04/04/2042 (S)		200,000	236,250
5.625%, 04/04/2042		200,000	236,250
7.500%, 03/31/2030		6,777,295	8,454,676
7.850%, 03/10/2018	RUB	10,000,000	331,989
7.850%, 03/10/2018 (S)		5,000,000	165,995

			9,646,910
Serbia - 0.1%
Republic of Serbia
6.750%, 11/01/2024		$650,000	624,000
7.250%, 09/28/2021 (S)		200,000	201,000
7.250%, 09/28/2021		300,000	301,500

			1,126,500
South Africa - 0.3%
Republic of South Africa
5.500%, 03/09/2020		245,000	290,325
6.250%, 03/08/2041		100,000	134,500
6.500%, 06/02/2014		135,000	147,150
6.750%, 03/31/2021	ZAR	7,778,000	925,714
8.000%, 12/21/2018		7,921,000	1,025,969
10.500%, 12/21/2026		292,000	44,003
13.500%, 09/15/2015		2,467,000	358,527

			2,926,188
South Korea - 0.2%
Republic of Korea
4.250%, 06/10/2021	KRW	184,830,000	178,207
4.500%, 03/10/2015		1,116,900,000	1,025,217
5.000%, 06/10/2020		627,330,000	628,993

			1,832,417
Spain - 0.1%
Kingdom of Spain
4.100%, 07/30/2018	EUR	490,000	555,227
4.250%, 10/31/2016		96,000	115,066
5.750%, 07/30/2032		316,000	332,011
5.850%, 01/31/2022		218,000	254,442

			1,256,746
Sri Lanka - 0.0%
Republic of Sri Lanka
5.875%, 07/25/2022 (S)		$200,000	205,500

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden - 0.2%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	$612,989
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	533,407
5.125%, 03/01/2017		$425,000	493,708

			1,640,104
Turkey - 1.0%
Republic of Turkey
5.125%, 03/25/2022		500,000	560,000
5.625%, 03/30/2021		1,000,000	1,160,000
6.000%, 01/14/2041		315,000	370,913
6.250%, 09/26/2022		400,000	484,000
6.750%, 04/03/2018 to 05/30/2040		850,000	1,065,938
6.875%, 03/17/2036		360,000	463,501
7.000%, 03/11/2019 to 06/05/2020		2,518,000	3,123,917
7.250%, 03/15/2015		75,000	83,813
7.375%, 02/05/2025		200,000	262,500
7.500%, 11/07/2019		500,000	636,250
8.000%, 02/14/2034		307,000	439,010
10.000%, 06/17/2015	TRY	1,285,000	746,263
10.500%, 01/15/2020		1,442,000	893,125

			10,289,230
Ukraine - 0.1%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	369,000
6.580%, 11/21/2016		225,000	207,000
6.875%, 09/23/2015		100,000	95,125
7.750%, 09/23/2020		210,000	196,875
7.750%, 09/23/2020 (S)		300,000	281,250

			1,149,250
United Kingdom - 0.5%
Government of United Kingdom
3.750%, 09/07/2021	GBP	56,000	106,582
4.250%, 06/07/2032 to 09/07/2039		2,159,000	4,314,784
4.500%, 03/07/2013 to 12/07/2042		269,000	516,191

			4,937,557
Venezuela - 0.5%
Republic of Venezuela
6.000%, 12/09/2020		$145,000	107,300
7.650%, 04/21/2025		1,600,000	1,216,000
9.250%, 05/07/2028		635,100	538,247
11.950%, 08/05/2031		2,590,300	2,551,446
12.750%, 08/23/2022		800,000	836,000

			5,248,993
Vietnam - 0.0%
Socialist Republic of Vietnam
6.750%, 01/29/2020		200,000	217,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $120,552,220)			$130,725,700

CORPORATE BONDS - 38.1%
Consumer Discretionary - 5.3%
99 Cents Only Stores
11.000%, 12/15/2019 (S)		300,000	336,000
Academy, Ltd.
9.250%, 08/01/2019 (S)		700,000	766,500
Advance Auto Parts, Inc.
5.750%, 05/01/2020		180,000	205,638
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		450,000	475,875

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AMC Entertainment, Inc.
8.750%, 06/01/2019		$325,000	$355,875
American Honda Finance Corp.
6.250%, 07/16/2013	EUR	50,000	66,049
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		$75,000	80,438
7.500%, 04/15/2021		400,000	429,000
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	400,000	207,892
Banque PSA Finance
4.375%, 04/04/2016 (S)		$475,000	460,037
Best Buy Company, Inc.
3.750%, 03/15/2016		50,000	46,799
Biomet, Inc.
6.500%, 08/01/2020 (S)		750,000	778,125
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	20,000	36,450
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		$350,000	346,938
9.125%, 12/01/2018		200,000	207,250
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (S)		300,000	318,000
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		60,000	70,982
9.500%, 11/15/2018 (S)		130,000	178,006
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	120,486
Cablevision Systems Corp.
8.625%, 09/15/2017		$50,000	57,250
Caesars Operating Escrow LLC
8.500%, 02/15/2020 (S)		25,000	24,656
CBS Corp.
1.950%, 07/01/2017		70,000	71,481
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		300,000	301,500
CCO Holdings LLC
7.000%, 01/15/2019		300,000	326,250
7.375%, 06/01/2020		175,000	194,250
7.875%, 04/30/2018		500,000	542,500
Cedar Fair LP
9.125%, 08/01/2018		300,000	340,500
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (S)		800,000	859,000
Choice Hotels International, Inc.
5.750%, 07/01/2022		200,000	214,500
Chrysler Group LLC
8.000%, 06/15/2019		400,000	422,000
8.250%, 06/15/2021		850,000	896,750
Cinemark USA, Inc.
7.375%, 06/15/2021		100,000	111,750
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018	EUR	90,000	99,335
CKE Restaurants, Inc.
11.375%, 07/15/2018		$321,000	369,551
Claire’s Stores, Inc.
9.000%, 03/15/2019 (S)		175,000	181,563
Claire’s Stores, Inc., PIK
9.625%, 06/01/2015		180,187	156,763
Clear Channel Communications, Inc.
7.250%, 10/15/2027		125,000	55,000
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		125,000	77,500
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		775,000	751,750

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Comcast Corp.
3.125%, 07/15/2022		$165,000	$172,442
6.400%, 03/01/2040		30,000	39,479
6.950%, 08/15/2037		495,000	673,266
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)		200,000	199,000
COX Communications, Inc.
8.375%, 03/01/2039 (S)		345,000	521,368
CSC Holdings LLC
6.750%, 11/15/2021 (S)		100,000	108,000
Cyfrowy Polsat Finance AB
7.125%, 05/20/2018 (S)	EUR	100,000	136,471
7.125%, 05/20/2018		100,000	136,471
Daimler Finance North America LLC
1.071%, 03/28/2014 (P) (S)		$380,000	380,661
1.875%, 09/15/2014 (S)		150,000	152,086
Daimler International Finance BV
3.500%, 06/06/2019	GBP	20,000	33,866
Delphi Corp.
5.875%, 05/15/2019		$100,000	108,000
6.125%, 05/15/2021		125,000	137,500
DineEquity, Inc.
9.500%, 10/30/2018		500,000	561,250
DIRECTV Holdings LLC
2.400%, 03/15/2017		510,000	525,191
4.750%, 10/01/2014		375,000	403,103
5.875%, 10/01/2019		430,000	505,728
DISH DBS Corp.
6.750%, 06/01/2021		300,000	319,500
7.875%, 09/01/2019		325,000	373,344
Dollar General Corp.
4.125%, 07/15/2017		475,000	494,000
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	210,000
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	109,125
Fiesta Restaurant Group Inc
8.875%, 08/15/2016		300,000	319,500
Ford Motor Credit Company LLC
2.750%, 05/15/2015		270,000	273,498
3.875%, 01/15/2015		430,000	447,433
5.750%, 02/01/2021		1,200,000	1,320,835
Gaylord Entertainment Company
6.750%, 11/15/2014		325,000	325,000
General Motors Financial Company, Inc.
4.750%, 08/15/2017 (S)		500,000	503,458
6.750%, 06/01/2018		225,000	249,503
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		325,000	334,750
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	207,456
Hanesbrands, Inc.
6.375%, 12/15/2020		$375,000	406,875
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015		300,000	249,000
Historic TW, Inc.
6.875%, 06/15/2018		220,000	276,665
Howes Capital Ltd.
4.750%, 04/10/2017		200,000	209,246
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	319,259
5.750%, 08/15/2015 (S)		440,000	482,366
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	208,581

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hyundai Capital Services, Inc. (continued)
4.375%, 07/27/2016 (S)		$255,000	$273,571
Icahn Enterprises LP
8.000%, 01/15/2018 (S)		50,000	53,250
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	89,912
ITT Corp.
7.375%, 11/15/2015		$125,000	144,145
JC Penney Corp., Inc.
7.125%, 11/15/2023		50,000	47,000
Johnson Controls, Inc.
0.852%, 02/04/2014 (P)		335,000	336,050
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	34,107
Lamar Media Corp.
5.875%, 02/01/2022		$225,000	238,500
Levi Strauss & Company
6.875%, 05/01/2022		275,000	285,313
7.750%, 05/15/2018	EUR	525,000	690,060
Lottomatica Group SpA
5.375%, 12/05/2016		100,000	132,851
LS Finance 2017 Ltd.
5.250%, 01/26/2017		$200,000	212,465
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	50,169
Marriott International, Inc.
3.000%, 03/01/2019		$155,000	159,425
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	63,084
5.625%, 02/01/2020		70,000	71,619
Meritage Homes Corp.
7.000%, 04/01/2022		175,000	183,750
MGM Resorts International
9.000%, 03/15/2020		225,000	251,156
10.375%, 05/15/2014		150,000	170,250
MU Finance PLC
8.375%, 02/01/2017 (S)		300,000	326,250
8.750%, 02/01/2017 (S)	GBP	50,000	86,935
National CineMedia LLC
6.000%, 04/15/2022 (S)		$250,000	260,000
NBCUniversal Media LLC
5.150%, 04/30/2020		645,000	761,699
NCL Corp., Ltd.
9.500%, 11/15/2018		150,000	165,000
Needle Merger Sub Corp.
8.125%, 03/15/2019 (S)		225,000	228,656
NET Servicos de Comunicacao SA
7.500%, 01/27/2020		300,000	348,000
NetFlix, Inc.
8.500%, 11/15/2017		225,000	240,750
News America Holdings, Inc.
8.250%, 08/10/2018		145,000	187,121
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041		450,000	552,514
7.850%, 03/01/2039		85,000	116,180
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		330,999	327,689
Nielsen Finance LLC
7.750%, 10/15/2018		125,000	140,625
11.500%, 05/01/2016		65,000	72,800
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		90,000	92,941
4.875%, 01/14/2021		435,000	486,560
Omnicom Group, Inc.
3.625%, 05/01/2022		65,000	68,197

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Omnicom Group, Inc. (continued)
4.450%, 08/15/2020		$85,000	$94,457
6.250%, 07/15/2019		555,000	675,522
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		400,000	419,000
Party City Holdings, Inc.
8.875%, 08/01/2020 (S)		425,000	449,438
Penske Automotive Group Inc
5.750%, 10/01/2022 (S)		275,000	280,500
Pharmaceutical Product Development, Inc.
9.500%, 12/01/2019 (S)		500,000	557,500
Pinnacle Entertainment, Inc.
7.750%, 04/01/2022		350,000	376,250
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	137,250
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	275,000	352,813
PPR
8.625%, 04/03/2014		50,000	70,468
QVC, Inc.
7.125%, 04/15/2017 (S)		$350,000	370,209
Regal Cinemas Corp.
8.625%, 07/15/2019		250,000	278,125
Regal Entertainment Group
9.125%, 08/15/2018		250,000	278,750
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019		100,000	107,750
7.750%, 10/15/2016		200,000	209,000
8.000%, 12/15/2016 (S)	EUR	800,000	986,115
Sealy Mattress Company
8.250%, 06/15/2014		$125,000	124,219
10.875%, 04/15/2016 (S)		172,000	186,835
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		475,000	522,500
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		650,000	669,500
Shea Homes LP
8.625%, 05/15/2019		575,000	639,688
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,050,000	1,197,000
9.750%, (S)		125,000	131,094
Sonic Automotive, Inc.
7.000%, 07/15/2022 (S)		225,000	239,906
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	112,000
10.750%, 09/15/2016		250,000	301,875
Staples, Inc.
9.750%, 01/15/2014		240,000	268,053
Starwood Hotels & Resorts
Worldwide, Inc.
7.150%, 12/01/2019		345,000	413,316
Station Casinos LLC
3.660%, 06/18/2018 (S)		800,000	680,000
TCM Sub LLC
3.550%, 01/15/2015 (S)		650,000	684,737
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		375,000	390,000
8.250%, 08/15/2020		400,000	438,000
8.750%, 08/15/2020		125,000	139,375
The Interpublic Group of Companies, Inc.
4.000%, 03/15/2022		490,000	510,382
6.250%, 11/15/2014		440,000	476,850
10.000%, 07/15/2017		255,000	284,963
The ServiceMaster Company
8.000%, 02/15/2020		200,000	213,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Thomson Reuters Corp.
5.200%, 12/01/2014	CAD	40,000	$43,447
5.950%, 07/15/2013		$145,000	151,351
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		250,000	264,378
Time Warner Cable, Inc.
5.500%, 09/01/2041		550,000	623,435
7.500%, 04/01/2014		50,000	55,074
8.250%, 02/14/2014		75,000	82,865
Time Warner, Inc.
6.500%, 11/15/2036		125,000	156,333
7.700%, 05/01/2032		10,000	13,811
Toyota Motor Credit Corp.
2.000%, 09/15/2016		275,000	286,565
4.000%, 12/07/2017	GBP	10,000	17,707
Unitymedia GmbH
9.500%, 03/15/2021 (S)	EUR	425,000	610,072
9.625%, 12/01/2019		50,000	70,673
9.625%, 12/01/2019 (S)		307,000	433,930
Unitymedia Hessen GmbH & Company
KG
7.500%, 03/15/2019 (S)		100,000	137,729
Universal Hospital Services, Inc.
7.625%, 08/15/2020 (S)		$225,000	236,813
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		350,000	351,313
6.875%, 05/15/2019 (S)		275,000	283,938
7.875%, 11/01/2020 (S)		1,375,000	1,474,688
8.500%, 05/15/2021 (S)		1,325,000	1,341,563
Urbi Desarrollos Urbanos SAB de CV
9.500%, 01/21/2020 (S)		100,000	92,500
Videotron Ltee
6.375%, 12/15/2015		50,000	51,125
6.875%, 07/15/2021 (S)	CAD	475,000	520,416
9.125%, 04/15/2018		$100,000	109,000
Virgin Media Finance PLC
5.250%, 02/15/2022		225,000	235,688
Volkswagen International Finance NV
1.625%, 03/22/2015 (S)		295,000	298,630
Volkswagen Leasing Gmbh
3.250%, 05/10/2018	EUR	100,000	136,582
Whirlpool Corp.
4.700%, 06/01/2022		$250,000	257,811
WMG Acquisition Corp.
9.500%, 06/15/2016		100,000	109,250
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		175,000	183,313
WPP 2008, Ltd.
6.000%, 04/04/2017	GBP	50,000	91,876
WPP Finance 2010
4.750%, 11/21/2021		$290,000	317,033
WPP Finance UK
8.000%, 09/15/2014		65,000	72,939
Wyndham Worldwide Corp.
7.375%, 03/01/2020		115,000	138,139
Ziggo Bond Company BV
8.000%, 05/15/2018	EUR	50,000	69,022
8.000%, 05/15/2018 (S)		200,000	276,087

			55,783,845
Consumer Staples - 2.0%
Altria Group, Inc.
4.750%, 05/05/2021		$600,000	692,779
8.500%, 11/10/2013		280,000	305,330
9.250%, 08/06/2019		175,000	249,555

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	30,000	$57,842
ARAMARK Holdings Corp., PIK
8.625%, 05/01/2016 (S)		$375,000	383,910
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		300,000	238,050
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	139,077
BAT International Finance PLC
6.375%, 12/12/2019	GBP	30,000	60,145
8.125%, 11/15/2013 (S)		$405,000	437,710
BFF International, Ltd.
7.250%, 01/28/2020		100,000	114,250
7.250%, 01/28/2020 (S)		100,000	114,250
British American Tobacco Holdings The
Netherlands BV
4.875%, 02/24/2021	EUR	80,000	122,188
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$214,000	218,815
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017		845,000	872,102
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	333,787
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016		135,000	142,839
Carrefour SA
5.375%, 06/12/2015	EUR	50,000	69,977
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	66,632
6.375%, 04/04/2013		50,000	64,904
Central Garden and Pet Company
8.250%, 03/01/2018		$225,000	235,125
Ceridian Corp.
8.875%, 07/15/2019 (S)		200,000	214,500
CFG Investment SAC
9.750%, 07/30/2019 (S)		400,000	384,000
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	374,729
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	153,357
Constellation Brands, Inc.
4.625%, 03/01/2023		125,000	127,188
6.000%, 05/01/2022		425,000	477,594
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		250,000	276,250
Controladora Mabe SA de CV
7.875%, 10/28/2019		100,000	110,500
Corp. Azucarera del Peru SA
6.375%, 08/02/2022 (S)		110,000	114,405
Corp. Lindley SA
6.750%, 11/23/2021 (S)		110,000	122,650
Cosan Finance, Ltd.
7.000%, 02/01/2017		100,000	114,000
Cott Beverages, Inc.
8.125%, 09/01/2018		475,000	523,094
8.375%, 11/15/2017		125,000	136,719
Darling International, Inc.
8.500%, 12/15/2018		100,000	113,250
Del Monte Corp.
7.625%, 02/15/2019		700,000	699,125
Delhaize Group SA
6.500%, 06/15/2017		375,000	407,157
DP World, Ltd.
6.850%, 07/02/2037 (S)		310,000	328,910

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Energizer Holdings, Inc.
4.700%, 05/19/2021 to 05/24/2022		$495,000	$527,056
Heineken NV
7.125%, 04/07/2014	EUR	75,000	103,517
7.250%, 03/10/2015	GBP	40,000	72,173
Imperial Tobacco Finance PLC
4.500%, 07/05/2018	EUR	100,000	142,933
6.250%, 12/04/2018	GBP	25,000	47,968
Kraft Foods Group, Inc.
1.625%, 06/04/2015 (S)		$195,000	198,062
3.500%, 06/06/2022 (S)		585,000	620,070
5.000%, 06/04/2042 (S)		160,000	182,327
Kraft Foods, Inc.
6.250%, 03/20/2015	EUR	50,000	71,025
7.250%, 07/18/2018	GBP	50,000	99,910
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	28,760
MHP SA
10.250%, 04/29/2015		$635,000	627,063
Michael Foods, Inc.
9.750%, 07/15/2018		525,000	580,125
Minerva Luxembourg SA
12.250%, 02/10/2022 (S)		400,000	458,000
Minerva Overseas II, Ltd.
10.875%, 11/15/2019 (S)		275,000	299,750
Molson Coors Brewing Company
2.000%, 05/01/2017		160,000	163,487
Molson Coors International LP
3.950%, 10/06/2017	CAD	40,000	42,426
Mriya Agro Holding PLC
10.950%, 03/30/2016 (S)		$200,000	178,750
10.950%, 03/30/2016		200,000	178,750
Pantry Inc/the
8.375%, 08/01/2020 (S)		225,000	232,594
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	224,094
4.450%, 01/15/2022 (S)		150,000	161,867
5.000%, 03/15/2017	EUR	100,000	143,034
5.750%, 04/07/2021 (S)		$150,000	174,802
Philip Morris International, Inc.
4.375%, 11/15/2041		145,000	159,188
5.875%, 09/04/2015	EUR	50,000	72,316
Pinnacle Foods Finance LLC
8.250%, 09/01/2017		$550,000	583,000
9.250%, 04/01/2015		375,000	384,844
Ralcorp Holdings Corp.
4.950%, 08/15/2020		160,000	170,778
Reynolds American, Inc.
7.625%, 06/01/2016		215,000	258,926
Rite Aid Corp.
7.700%, 02/15/2027		250,000	209,375
9.250%, 03/15/2020		575,000	590,813
9.500%, 06/15/2017		900,000	928,125
SABMiller Holdings Inc.
1.850%, 01/15/2015 (S)		200,000	204,905
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	74,503
6.125%, 02/24/2022	GBP	50,000	95,914
The Kroger Company
5.000%, 04/15/2042		$280,000	293,877
5.400%, 07/15/2040		205,000	223,576
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		200,000	207,517
Tyson Foods, Inc.
4.500%, 06/15/2022		380,000	383,800

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
US Foodservice
8.500%, 06/30/2019 (S)		$325,000	$332,313
Virgolino de Oliveira Finance, Ltd.
11.750%, 02/09/2022		200,000	192,500
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	163,193
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		310,000	322,692
Yasar Holdings SA
9.625%, 10/07/2015		200,000	197,000

			21,204,393
Energy - 6.0%
Adaro Indonesia PT
7.625%, 10/22/2019		100,000	106,620
7.625%, 10/22/2019 (S)		200,000	213,240
Afren PLC
10.250%, 04/08/2019 (S)		200,000	220,000
11.500%, 02/01/2016 (S)		200,000	224,000
Anadarko Petroleum Corp.
6.375%, 09/15/2017		260,000	310,919
Antero Resources Finance Corp.
7.250%, 08/01/2019		475,000	507,063
9.375%, 12/01/2017		900,000	992,250
Arch Coal, Inc.
7.250%, 06/15/2021		425,000	383,563
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	213,500
Berry Petroleum Company
6.375%, 09/15/2022		475,000	505,875
6.750%, 11/01/2020		225,000	240,750
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	323,362
5.125%, 12/07/2017	GBP	50,000	92,715
Bill Barrett Corp.
7.000%, 10/15/2022		$800,000	796,000
7.625%, 10/01/2019		750,000	780,000
9.875%, 07/15/2016		250,000	275,625
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	227,137
BP Capital Markets PLC
3.830%, 10/06/2017	EUR	100,000	141,559
Buckeye Partners LP
5.500%, 08/15/2019		$405,000	426,365
6.050%, 01/15/2018		140,000	154,684
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	136,994
4.950%, 06/01/2015	CAD	35,000	38,169
5.700%, 05/15/2017		$135,000	160,032
6.250%, 03/15/2038		305,000	397,979
6.450%, 06/30/2033		75,000	96,710
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041		70,000	88,271
7.875%, 04/01/2013		150,000	155,959
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)		225,000	216,000
Clayton Williams Energy Inc.
7.750%, 04/01/2019		575,000	570,688
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	159,205
Concho Resources, Inc.
5.500%, 04/01/2023		225,000	232,875
7.000%, 01/15/2021		425,000	473,875
CONSOL Energy, Inc.
8.000%, 04/01/2017		775,000	834,977

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
CONSOL Energy, Inc. (continued)
8.250%, 04/01/2020		$350,000	$377,125
DCP Midstream Operating LP
3.250%, 10/01/2015		325,000	332,223
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	424,490
Devon Energy Corp.
1.875%, 05/15/2017		110,000	112,408
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		240,000	266,121
5.700%, 10/15/2039		75,000	96,627
5.875%, 05/01/2019		80,000	97,035
DTEK Finance BV
9.500%, 04/28/2015		100,000	98,000
9.500%, 04/28/2015 (S)		150,000	147,000
El Paso Corp.
6.500%, 09/15/2020		75,000	85,263
7.750%, 01/15/2032		500,000	589,375
7.800%, 08/01/2031		125,000	146,982
8.250%, 02/15/2016		225,000	247,230
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	30,925
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	79,783
5.500%, 09/15/2040		220,000	250,025
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	60,962
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	34,117
Energy Transfer Partners LP
5.200%, 02/01/2022		$550,000	605,799
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	20,812
Ensco PLC
3.250%, 03/15/2016		$325,000	346,963
Enterprise Products Operating LLC
1.250%, 08/13/2015		50,000	50,356
5.900%, 04/15/2013		250,000	257,801
5.950%, 02/01/2041		445,000	528,077
7.550%, 04/15/2038		210,000	282,862
EP Energy LLC
9.375%, 05/01/2020 (S)		300,000	326,250
EQT Corp.
4.875%, 11/15/2021		645,000	680,244
EXCO Resources, Inc.
7.500%, 09/15/2018		300,000	273,000
Exterran Holdings Inc
7.250%, 12/01/2018		1,000,000	1,010,000
Gazprom OAO
4.950%, 05/23/2016 (S)		425,000	450,645
5.999%, 01/23/2021 (S)		250,000	283,453
6.605%, 02/13/2018	EUR	100,000	144,730
7.288%, 08/16/2037		$590,000	745,784
8.625%, 04/28/2034		175,000	239,782
Gulf South Pipeline Company, LP
4.000%, 06/15/2022 (S)		100,000	100,211
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)		675,000	695,250
Hess Corp.
6.000%, 01/15/2040		280,000	330,571
7.875%, 10/01/2029		238,000	318,712
KazMunayGas National Company
9.125%, 07/02/2018		700,000	909,601
Kinder Morgan Energy Partners LP
3.450%, 02/15/2023		85,000	87,037

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP (continued)
3.500%, 03/01/2016		$55,000	$58,872
3.950%, 09/01/2022		575,000	610,698
4.150%, 03/01/2022		120,000	129,029
5.125%, 11/15/2014		90,000	97,356
Kinder Morgan Finance Company LLC
5.700%, 01/05/2016		410,000	441,674
6.000%, 01/15/2018 (S)		200,000	213,317
Kinder Morgan Kansas, Inc.
Zero Coupon		139,000	139,000
Laredo Petroleum, Inc.
7.375%, 05/01/2022		425,000	456,875
Lukoil International Finance BV
7.250%, 11/05/2019		200,000	236,750
Magellan Midstream Partners LP
4.250%, 02/01/2021		60,000	65,752
6.450%, 06/01/2014		145,000	156,916
6.550%, 07/15/2019		145,000	177,061
Marathon Oil Corp.
5.900%, 03/15/2018		100,000	119,534
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	204,370
Murphy Oil Corp.
4.000%, 06/01/2022		280,000	293,449
Nabors Industries, Inc.
4.625%, 09/15/2021		305,000	325,199
9.250%, 01/15/2019		440,000	569,870
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	108,150
Newfield Exploration Company
5.625%, 07/01/2024		275,000	298,375
5.750%, 01/30/2022		725,000	793,875
6.875%, 02/01/2020		530,000	579,025
Noble Corp.
5.875%, 06/01/2013		45,000	46,632
Noble Energy, Inc.
6.000%, 03/01/2041		365,000	449,296
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,932
3.450%, 08/01/2015		85,000	89,658
5.250%, 03/15/2042		560,000	601,772
7.375%, 03/15/2014		35,000	38,280
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		200,000	213,500
NuStar Logistics LP
4.800%, 09/01/2020		205,000	194,515
7.900%, 04/15/2018		180,000	201,667
OGX Austria GmbH
8.500%, 06/01/2018 (S)		375,000	332,813
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021		100,000	116,000
7.250%, 12/12/2021 (S)		100,000	116,000
Parker Drilling Company
9.125%, 04/01/2018 (S)		125,000	134,063
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		425,000	434,563
6.250%, 11/15/2021 (S)		100,000	101,750
7.375%, 11/01/2016		375,000	419,063
Pemex Project Funding Master Trust
6.250%, 08/05/2013	EUR	120,000	157,917
6.625%, 06/15/2035		$85,000	105,613
7.500%, 12/18/2013	GBP	35,000	59,379
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		$575,000	583,625

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Penn Virginia Resource Partners LP (continued)
8.375%, 06/01/2020 (S)		$250,000	$254,375
Pertamina Persero PT
6.000%, 05/03/2042 (S)		257,000	277,560
6.500%, 05/27/2041 (S)		200,000	227,000
Petrobras International Finance Company
4.875%, 03/07/2018	EUR	100,000	138,594
5.375%, 01/27/2021		$440,000	489,946
5.750%, 01/20/2020		360,000	405,909
5.875%, 03/01/2018		260,000	294,278
6.875%, 01/20/2040		200,000	249,767
7.875%, 03/15/2019		115,000	142,659
Petrohawk Energy Corp.
7.250%, 08/15/2018		255,000	291,128
Petroleos de Venezuela SA
5.000%, 10/28/2015		2,589,822	2,172,343
5.125%, 10/28/2016		118,734	92,613
5.250%, 04/12/2017		862,300	661,815
5.375%, 04/12/2027		215,000	132,505
8.500%, 11/02/2017		588,200	522,028
8.500%, 11/02/2017 (S)		375,000	332,813
12.750%, 02/17/2022		300,000	300,000
Petroleos Mexicanos
4.875%, 01/24/2022 (S)		890,000	996,800
5.500%, 01/21/2021		100,000	116,000
5.500%, 06/27/2044 (S)		1,580,000	1,722,200
6.500%, 06/02/2041		1,200,000	1,482,000
6.500%, 06/02/2041 (S)		200,000	247,000
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	254,500
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		450,000	480,375
Phillips 66
1.950%, 03/05/2015 (S)		185,000	188,665
4.300%, 04/01/2022 (S)		470,000	512,194
5.875%, 05/01/2042 (S)		200,000	236,428
Pioneer Natural Resources Company
3.950%, 07/15/2022		340,000	353,991
Plains All American Pipeline LP
Zero Coupon		345,000	345,000
5.750%, 01/15/2020		385,000	462,504
6.500%, 05/01/2018		135,000	165,186
Plains Exploration & Production Company
6.125%, 06/15/2019		675,000	712,125
6.750%, 02/01/2022		125,000	135,000
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	135,875
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	78,750
6.625%, 11/15/2020		425,000	446,250
Range Resources Corp.
5.000%, 08/15/2022		250,000	260,313
6.750%, 08/01/2020		500,000	548,750
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		300,000	335,250
Regency Energy Partners LP
6.875%, 12/01/2018		350,000	378,000
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	498,195
5.400%, 02/14/2022 (S)		250,000	261,792
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	48,261
4.750%, 02/16/2017		55,000	71,004

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rowan Companies, Inc.
5.000%, 09/01/2017		$315,000	$341,195
7.875%, 08/01/2019		230,000	280,907
Sabine Pass LNG LP
7.500%, 11/30/2016		450,000	481,500
SeaRiver Maritime, Inc.
Zero Coupon (Z)		315,000	315,000
SESI LLC
6.375%, 05/01/2019		525,000	556,500
7.125%, 12/15/2021		665,000	739,813
SM Energy Company
6.500%, 11/15/2021		225,000	235,125
6.500%, 01/01/2023 (S)		200,000	208,500
6.625%, 02/15/2019		650,000	679,250
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	105,110
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	116,570
Suncor Energy Inc.
5.390%, 03/26/2037 (S)	CAD	30,000	35,359
Swift Energy Company
7.875%, 03/01/2022		$700,000	728,000
8.875%, 01/15/2020		500,000	540,000
Talisman Energy, Inc.
3.750%, 02/01/2021		815,000	850,653
5.125%, 05/15/2015		175,000	189,770
Targa Resources Partners LP
6.375%, 08/01/2022 (S)		350,000	365,750
TMK OAO
7.750%, 01/27/2018		200,000	199,500
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	168,563
7.250%, 02/02/2020 (S)		100,000	119,000
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	18,046
TransCanada PipeLines, Ltd.
0.875%, 03/02/2015		$80,000	80,576
2.500%, 08/01/2022		225,000	228,902
4.650%, 10/03/2016	CAD	40,000	44,540
Transocean, Inc.
5.050%, 12/15/2016		$530,000	587,109
5.250%, 03/15/2013		335,000	342,379
Valero Energy Corp.
6.125%, 06/15/2017		255,000	303,525
Weatherford International, Ltd.
6.750%, 09/15/2040		270,000	301,027
9.625%, 03/01/2019		160,000	209,335
Western Gas Partners LP
4.000%, 07/01/2022		455,000	464,632
Williams Partners LP
3.350%, 08/15/2022		215,000	218,587
3.800%, 02/15/2015		145,000	153,889
4.125%, 11/15/2020		135,000	146,229
6.300%, 04/15/2040		400,000	501,577
WPX Energy, Inc.
6.000%, 01/15/2022		450,000	477,000
Yancoal International Resources
Development Company Ltd.
5.730%, 05/16/2022 (S)		240,000	243,963

			63,402,899
Financials - 9.5%
ABN Amro Bank NV
6.375%, 04/27/2021	EUR	100,000	127,385

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ACE INA Holdings, Inc.
5.875%, 06/15/2014		$150,000	$163,366
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	30,000	55,315
Akbank TAS
5.125%, 07/22/2015 (S)		$200,000	206,750
6.500%, 03/09/2018 (S)		200,000	222,000
Alfa Bank OJSC
7.875%, 09/25/2017 (S)		220,000	233,750
7.875%, 09/25/2017		350,000	371,875
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025	EUR	95,000	126,362
Ally Financial, Inc.
4.625%, 06/26/2015		$750,000	769,697
6.250%, 12/01/2017		550,000	594,359
7.500%, 09/15/2020		475,000	543,875
8.000%, 03/15/2020		425,000	497,250
American Express Centurion Bank
5.550%, 10/17/2012		100,000	100,579
American Express Credit Corp.
5.125%, 08/25/2014		260,000	282,313
American International Group, Inc.
3.000%, 03/20/2015		125,000	128,571
4.250%, 09/15/2014		580,000	609,814
4.875%, 06/01/2022		290,000	316,314
5.850%, 01/16/2018		105,000	120,368
6.400%, 12/15/2020		100,000	118,908
Ameriprise Financial, Inc.
7.300%, 06/28/2019		315,000	395,961
AmSouth Bank NA
5.200%, 04/01/2015		450,000	463,500
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		165,000	165,958
ANZ National International,Ltd.
1.850%, 10/15/2015 (S)		325,000	327,712
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	67,783
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)		$675,000	462,375
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	156,000
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	58,694
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		100,000	107,086
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014		250,000	308,195
Banco Bradesco SA
4.125%, 05/16/2016 (S)		$200,000	210,000
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		300,000	321,000
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		200,000	163,000
Banco del Estado de Chile
3.875%, 02/08/2022 (S)		330,000	355,706
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		400,000	436,000
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	637,088

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BanColombia SA
4.250%, 01/12/2016		$100,000	$103,500
5.950%, 06/03/2021		200,000	220,500
Bank Nederlandse Gemeenten
2.500%, 01/18/2016	EUR	177,000	236,367
Bank of America Corp.
1.867%, 01/30/2014 (P)		$350,000	351,333
3.875%, 03/22/2017		520,000	547,943
4.750%, 04/03/2017	EUR	150,000	204,580
5.500%, 12/04/2019	GBP	40,000	69,439
5.650%, 05/01/2018		$1,030,000	1,150,860
6.500%, 08/01/2016		170,000	193,887
Bank of Georgia
7.750%, 07/05/2017 (S)		450,000	449,928
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	30,000	35,773
Bank of Nova Scotia
2.740%, 12/01/2016		30,000	31,024
Banque du Liban
10.000%, 04/25/2015		$100,000	113,500
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	581,808
5.200%, 07/10/2014		$880,000	932,730
5.250%, 05/27/2014	EUR	50,000	67,178
BB&T Corp.
1.600%, 08/15/2017		$95,000	96,503
5.700%, 04/30/2014		210,000	226,983
BBVA Senior Finance SAU
4.875%, 01/23/2014	EUR	100,000	126,867
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$435,000	496,563
BNP Paribas SA
2.875%, 11/27/2017	EUR	100,000	130,934
3.750%, 11/25/2020		50,000	68,072
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (S)		$250,000	255,313
BPCE SA
2.375%, 10/04/2013 (S)		975,000	972,491
BR Properties SA
9.000%, 10/29/2049 (S) (Q)		200,000	215,500
Burlington Northern Santa Fe LLC
3.050%, 09/01/2022		100,000	103,191
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	30,918
Capital One Financial Corp.
2.125%, 07/15/2014		$510,000	518,849
2.150%, 03/23/2015		420,000	430,160
7.375%, 05/23/2014		160,000	176,654
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020		275,000	300,438
CBRE Services, Inc.
11.625%, 06/15/2017		200,000	225,000
Central China Real Estate, Ltd.
12.250%, 10/20/2015		500,000	530,000
CIT Group, Inc.
4.250%, 08/15/2017		475,000	481,770
5.000%, 08/15/2022		475,000	478,933
5.250%, 03/15/2018		175,000	182,438
5.375%, 05/15/2020		450,000	468,563
5.500%, 02/15/2019 (S)		750,000	781,875
6.625%, 04/01/2018 (S)		500,000	543,125
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	49,159
Citigroup, Inc.
0.862%, 05/31/2017 (P)	EUR	50,000	53,142

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
1.391%, 04/01/2014 (P)		$545,000	$542,253
3.500%, 08/05/2015	EUR	110,000	144,191
4.587%, 12/15/2015		$290,000	312,006
5.375%, 08/09/2020		195,000	218,204
6.125%, 05/15/2018		730,000	846,727
6.250%, 09/02/2019	GBP	70,000	129,142
7.375%, 06/16/2014	EUR	50,000	68,889
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019		40,000	44,526
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		100,000	139,984
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	380,636
6.500%, 08/15/2016		90,000	103,567
CNH Capital, Inc.
6.250%, 11/01/2016 (S)		325,000	352,625
Commonwealth Bank of Australia
1.950%, 03/16/2015		270,000	274,871
2.750%, 10/15/2012 (S)		110,000	110,209
3.625%, 10/14/2014	CAD	50,000	52,040
5.500%, 08/06/2019	EUR	75,000	105,578
Country Garden Holdings Company, Ltd.
10.500%, 08/11/2015		$100,000	106,208
11.125%, 02/23/2018 (S)		450,000	461,790
11.250%, 04/22/2017 (S)		100,000	104,000
Credit Suisse AG London
6.125%, 08/05/2013	EUR	50,000	66,033
Credit Suisse Group Finance
Guernsey, Ltd.
6.375%, 06/07/2013		44,000	57,316
Credit Suisse/London
5.125%, 09/18/2017		125,000	182,857
Danske Bank A/S
4.750%, 06/04/2014		75,000	99,219
DDR Corp.
4.625%, 07/15/2022		$80,000	82,963
Deutsche Bank AG
4.875%, 09/24/2012	EUR	50,000	63,034
5.125%, 01/31/2013		35,000	44,617
5.375%, 10/12/2012		$380,000	381,636
Discover Financial Services
10.250%, 07/15/2019		245,000	318,828
DNB Bank ASA
3.200%, 04/03/2017 (S)		970,000	1,006,299
DNB NOR Bank ASA
3.875%, 06/29/2020	EUR	75,000	104,783
E*Trade Financial Corp.
6.750%, 06/01/2016		$300,000	312,000
7.875%, 12/01/2015		450,000	457,875
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		61,000	69,616
Emaar Sukuk Ltd.
8.500%, 08/03/2016		250,000	279,375
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	437,054
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	765,248
FCE Bank PLC
4.750%, 01/19/2015	EUR	100,000	134,426
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	65,839

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp
3.500%, 03/15/2022		$180,000	$187,158
3.625%, 01/25/2016		385,000	414,249
6.250%, 05/01/2013		355,000	367,755
8.250%, 03/01/2038		270,000	377,474
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	43,349
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	147,081
5.250%, 05/18/2015		145,000	201,826
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2066		135,000	157,833
GE Capital UK Funding Company
5.625%, 12/12/2014 to 04/25/2019	GBP	90,000	160,532
General Electric Capital Corp.
1.090%, 04/07/2014 (P)		$435,000	436,666
2.100%, 01/07/2014		390,000	397,730
2.375%, 06/30/2015		235,000	243,332
4.625%, 01/07/2021		400,000	452,242
5.300%, 02/11/2021		1,060,000	1,220,529
5.875%, 01/14/2038		450,000	547,176
6.875%, 01/10/2039		415,000	568,095
General Shopping Finance, Ltd.
10.000%, 11/29/2049 (Q) (S)		200,000	203,452
10.000%, 11/29/2049 (Q)		20,000	20,343
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	133,327
GTB Finance B.V.
7.500%, 05/19/2016 (S)		$200,000	215,780
Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	100,388
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		$150,000	164,796
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	241,119
7.875%, 08/15/2014		65,000	70,372
Host Hotels & Resorts LP
6.000%, 10/01/2021		250,000	282,500
6.750%, 06/01/2016		300,000	308,250
HSBC Bank Canada
3.558%, 10/04/2017	CAD	35,000	37,186
HSBC Bank PLC
3.875%, 10/24/2018	EUR	100,000	141,154
HSBC Bank USA NA
4.625%, 04/01/2014		$100,000	104,624
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	344,922
HSBC Holdings PLC
5.100%, 04/05/2021		$665,000	765,434
6.250%, 03/19/2018	EUR	50,000	71,250
6.500%, 05/02/2036		$50,000	58,739
HSBC Holdings PLC (9.875% to
04/08/2013, then 3 month UK
Gilt + 2.500%)
04/08/2018	GBP	60,000	99,338
HSBC USA, Inc.
2.375%, 02/13/2015		$380,000	389,366
HSBK Europe BV
7.250%, 05/03/2017		100,000	104,000
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		550,000	561,688
10.250%, 06/15/2015 (S)		1,200,000	1,233,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	$552,299
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	470,542
International Bank For Reconstruction &
Development
3.875%, 05/20/2019	EUR	1,153,000	1,713,390
International Lease Finance Corp.
4.875%, 04/01/2015		$300,000	307,875
5.750%, 05/15/2016		600,000	626,138
6.500%, 09/01/2014 (S)		200,000	213,000
6.625%, 11/15/2013		490,000	512,050
8.250%, 12/15/2020		450,000	527,305
8.875%, 09/01/2017		625,000	725,781
Intesa Sanpaolo SpA
4.000%, 11/08/2018	EUR	200,000	228,785
Intesa Sanpaolo Spa
4.125%, 01/14/2016		100,000	123,353
iPayment, Inc.
10.250%, 05/15/2018		$625,000	571,875
IPIC GMTN Ltd.
5.875%, 03/14/2021	EUR	100,000	144,251
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		$143,000	129,104
Itau Unibanco Holding SA
5.650%, 03/19/2022 (S)		400,000	412,000
Jefferies Group, Inc.
3.875%, 11/09/2015		420,000	422,100
8.500%, 07/15/2019		80,000	91,400
JPMorgan Chase & Company
1.218%, 05/02/2014 (P)		200,000	201,057
2.000%, 08/15/2017		580,000	584,555
3.700%, 01/20/2015		90,000	95,479
4.500%, 01/24/2022		1,135,000	1,261,236
5.250%, 01/14/2015	EUR	100,000	137,851
6.300%, 04/23/2019		$95,000	116,000
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	100,000	121,063
Kazkommertsbank JSC
8.500%, 05/11/2018 (S)		$400,000	352,000
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015	EUR	70,000	91,041
KeyCorp
3.750%, 08/13/2015		$340,000	366,134
5.100%, 03/24/2021		165,000	190,246
Kilroy Realty LP
4.800%, 07/15/2018		215,000	235,428
5.000%, 11/03/2015		260,000	282,622
6.625%, 06/01/2020		295,000	348,152
Kreditanstalt fuer Wiederaufbau
4.375%, 07/04/2018	EUR	575,000	861,021
4.700%, 06/02/2037	CAD	245,000	284,307
5.500%, 12/07/2015	GBP	525,000	961,399
6.000%, 08/20/2020	AUD	1,242,000	1,428,096
KWG Property Holding, Ltd.
12.500%, 08/18/2017		$100,000	101,750
12.750%, 03/30/2016		400,000	416,256
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	71,695

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp.
4.850%, 06/24/2021		$290,000	$317,050
Lloyds TSB Bank PLC
6.375%, 06/17/2016	EUR	160,000	232,833
6.500%, 03/24/2020		50,000	60,456
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014		60,000	77,981
7.750%, 05/14/2038		$265,000	321,095
MetLife Institutional Funding II
1.361%, 04/04/2014 (S) (P)		365,000	367,319
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (S)		170,000	172,851
4.625%, 05/16/2017	EUR	100,000	140,660
Morgan Stanley
2.052%, 01/24/2014 (P)		$550,000	546,371
3.450%, 11/02/2015		245,000	246,210
3.800%, 04/29/2016		200,000	201,124
4.000%, 07/24/2015		190,000	193,661
4.100%, 01/26/2015		405,000	414,499
4.900%, 02/23/2017	CAD	45,000	45,223
5.000%, 05/02/2019	EUR	150,000	193,613
5.125%, 11/30/2015	GBP	100,000	164,920
5.375%, 08/10/2020	EUR	100,000	128,735
6.000%, 04/28/2015		$615,000	655,195
6.625%, 04/01/2018		100,000	110,450
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	211,000
6.875%, 05/01/2021		350,000	380,625
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		215,000	215,788
5.375%, 12/08/2014	GBP	50,000	86,428
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)		$375,000	410,625
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	66,067
4.375%, 02/28/2022		250,000	373,466
5.625%, 09/09/2019	GBP	50,000	91,193
6.750%, 07/22/2020	EUR	75,000	96,708
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	370,125
5.875%, 03/15/2022 (S)		335,000	355,938
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	86,180
New York Life Global Funding
2.450%, 07/14/2016 (S)		$340,000	354,615
4.375%, 01/19/2017	EUR	100,000	139,213
Nordea Bank AB
1.750%, 10/04/2013 (S)		$195,000	196,013
2.125%, 01/14/2014 (S)		200,000	201,560
2.500%, 11/13/2012 (S)		165,000	165,607
3.125%, 03/20/2017 (S)		540,000	561,293
3.750%, 02/24/2017	EUR	100,000	138,790
4.875%, 05/13/2021 (S)		$650,000	692,186
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	410,803
Nuveen Investments, Inc.
5.500%, 09/15/2015		$825,000	746,625
10.500%, 11/15/2015		1,860,000	1,892,550
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022		475,000	521,313
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	84,227
PNC Funding Corp.
3.300%, 03/08/2022		$255,000	270,866
5.625%, 02/01/2017		115,000	132,049

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	$67,209
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	213,193
7.875%, 05/15/2014		385,000	429,781
8.875%, 05/15/2019		135,000	178,960
ProLogis LP
4.500%, 08/15/2017		180,000	193,743
6.625%, 12/01/2019		90,000	108,135
Promsvyazbank OJSC
6.200%, 04/25/2014 (S)		400,000	398,039
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	435,084
Provident Funding Associates LP
10.125%, 02/15/2019 (S)		125,000	126,563
10.250%, 04/15/2017 (S)		350,000	371,875
Prudential Financial, Inc.
3.625%, 09/17/2012		425,000	425,435
5.375%, 06/21/2020		370,000	427,769
Rabobank Nederland NV
4.125%, 01/14/2020	EUR	125,000	175,789
4.250%, 01/16/2017		50,000	69,829
Raymond James Financial, Inc.
4.250%, 04/15/2016		$120,000	126,635
RCI Banque SA
2.328%, 04/11/2014 (S) (P)		195,000	190,810
4.375%, 01/27/2015	EUR	148,000	194,053
4.600%, 04/12/2016 (S)		$435,000	449,061
Reckson Operating Partnership LP
6.000%, 03/31/2016		245,000	262,128
Regency Centers LP
5.875%, 06/15/2017		120,000	137,925
6.000%, 06/15/2020		165,000	192,820
Regions Bank
7.500%, 05/15/2018		600,000	699,000
Regions Financial Corp.
5.750%, 06/15/2015		310,000	329,375
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	255,657
5.625%, 03/15/2017		150,000	168,006
6.450%, 11/15/2019		375,000	429,305
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	471,750
Royal Bank of Canada
0.755%, 04/17/2014 (P)		360,000	360,773
4.625%, 01/22/2018	EUR	390,000	577,388
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	50,000	53,420
Santander International Debt
3.500%, 03/10/2015	EUR	150,000	182,875
SEB AB
3.750%, 05/19/2016		100,000	136,559
Simon Property Group LP
4.200%, 02/01/2015		$250,000	266,649
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	86,876
SLM Corp.
4.750%, 03/17/2014	EUR	100,000	124,958
5.050%, 11/14/2014		$75,000	78,108
6.000%, 01/25/2017		865,000	914,738
6.250%, 01/25/2016		910,000	973,700
8.450%, 06/15/2018		915,000	1,056,825

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Societe Generale SA
2.500%, 01/15/2014 (S)		$205,000	$203,688
5.250%, 03/28/2013	EUR	100,000	128,871
5.400%, 01/30/2018	GBP	25,000	39,517
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	349,563
Standard Bank PLC
8.125%, 12/02/2019		500,000	563,750
Standard Chartered Bank
5.875%, 09/26/2017	EUR	50,000	69,313
Sumitomo Mitsui Banking Corp.
1.900%, 01/12/2015 (S)		$420,000	427,495
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		200,000	209,105
Sun Life Financial Global Funding LP
0.710%, 10/06/2013 (P) (S)		250,000	248,066
SunTrust Banks, Inc.
3.600%, 04/15/2016		305,000	322,306
Svenska Handelsbanken AB
5.500%, 05/26/2016	GBP	50,000	89,847
Synovus Financial Corp.
5.125%, 06/15/2017		$500,000	482,500
7.875%, 02/15/2019		150,000	164,250
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		600,000	634,500
The Goldman Sachs Group, Inc.
1.439%, 02/07/2014 (P)		515,000	512,568
3.625%, 02/07/2016		485,000	502,881
3.700%, 08/01/2015		160,000	167,618
4.500%, 01/30/2017	EUR	150,000	198,522
5.250%, 12/15/2015	GBP	10,000	16,938
5.750%, 01/24/2022		$325,000	358,862
6.125%, 02/14/2017	GBP	20,000	34,734
6.250%, 02/01/2041		$255,000	285,244
6.375%, 05/02/2018	EUR	35,000	50,347
6.750%, 10/01/2037		$190,000	198,091
7.500%, 02/15/2019		140,000	167,993
The Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	77,513
The Royal Bank of Scotland PLC
3.400%, 08/23/2013		$270,000	274,499
5.375%, 09/30/2019	EUR	150,000	208,441
5.750%, 05/21/2014		50,000	67,241
The Toronto-Dominion Bank
0.628%, 07/26/2013 (P)		$135,000	135,123
0.755%, 07/14/2014 (P)		135,000	135,454
The Toronto-Dominion Bank (5.69% to
06/03/2013 then 3 month
CDOR + 1.000%)
06/03/2018	CAD	65,000	67,822
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		$290,000	371,925
Turkiye Garanti Bankasi AS
6.250%, 04/20/2021 (S)		400,000	429,500
Turkiye Halk Bankasi A/S
4.875%, 07/19/2017 (S)		310,000	318,624
U.S. Bancorp
2.200%, 11/15/2016		335,000	351,088
3.442%, 02/01/2016		185,000	195,339
UBS AG
1.447%, 01/28/2014 (P)		250,000	250,394
6.000%, 04/18/2018	EUR	50,000	76,164
UBS AG/London
6.375%, 07/20/2016	GBP	25,000	45,290

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	302,486
Union Bank NA
2.125%, 06/16/2017		$255,000	$259,562
Unionbancal Corp.
3.500%, 06/18/2022		60,000	63,397
Unum Group
5.625%, 09/15/2020		115,000	127,029
5.750%, 08/15/2042		200,000	208,086
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	117,234
US Bancorp
2.950%, 07/15/2022		150,000	151,233
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	228,375
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		105,000	122,061
Ventas Realty LP
3.125%, 11/30/2015		185,000	193,090
3.250%, 08/15/2022		285,000	281,656
4.000%, 04/30/2019		295,000	313,632
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	100,000	125,780
VTB Bank OJSC
6.551%, 10/13/2020		$100,000	103,600
Wavedivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	128,750
Wells Fargo & Company
1.250%, 02/13/2015		235,000	237,386
2.100%, 05/08/2017		265,000	273,688
3.500%, 03/08/2022		470,000	501,215
Wells Fargo Canada Corp.
2.774%, 02/09/2017	CAD	70,000	71,802
Westpac Banking Corp.
4.875%, 09/28/2012	EUR	75,000	94,609
5.000%, 10/21/2019	GBP	50,000	90,920
Weyerhaeuser Company
8.500%, 01/15/2025		$475,000	586,834
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		175,000	185,127

			101,119,290
Health Care - 1.6%
Accellent, Inc.
8.375%, 02/01/2017		75,000	77,344
10.000%, 11/01/2017		425,000	357,000
Agilent Technologies, Inc.
6.500%, 11/01/2017		150,000	181,799
AMERIGROUP Corp.
7.500%, 11/15/2019		450,000	524,250
AmerisourceBergen Corp.
5.625%, 09/15/2012		385,000	385,489
Aristotle Holding, Inc.
2.750%, 11/21/2014 (S)		220,000	228,004
3.900%, 02/15/2022 (S)		255,000	277,399
Biomet, Inc.
11.625%, 10/15/2017		375,000	400,781
Boston Scientific Corp.
4.500%, 01/15/2015		410,000	437,768
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	663,281
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	843,355
Cardinal Health, Inc.
1.900%, 06/15/2017		$110,000	111,749

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Cardinal Health, Inc. (continued)
4.625%, 12/15/2020		$150,000	$171,243
5.500%, 06/15/2013		280,000	289,970
Celgene Corp.
1.900%, 08/15/2017		130,000	131,270
Centene Corp.
5.750%, 06/01/2017		25,000	26,094
Community Health Systems, Inc.
5.125%, 08/15/2018		350,000	360,938
7.125%, 07/15/2020		450,000	471,375
8.000%, 11/15/2019		595,000	642,600
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	200,000	319,952
DaVita, Inc.
6.375%, 11/01/2018		$300,000	320,250
Express Scripts Holding Company
3.125%, 05/15/2016		360,000	382,757
Express Scripts, Inc.
6.250%, 06/15/2014		245,000	267,669
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		525,000	561,094
5.875%, 01/31/2022 (S)		300,000	318,750
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	155,145
Health Management Associates, Inc.
7.375%, 01/15/2020 (S)		100,000	107,000
Hologic, Inc.
6.250%, 08/01/2020 (S)		250,000	264,688
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	548,406
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)		625,000	526,563
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	212,491
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	337,750
Life Technologies Corp.
3.375%, 03/01/2013		315,000	318,021
3.500%, 01/15/2016		180,000	192,216
4.400%, 03/01/2015		390,000	414,515
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		150,000	160,688
MedAssets, Inc.
8.000%, 11/15/2018		300,000	324,000
Medco Health Solutions, Inc.
2.750%, 09/15/2015		135,000	141,227
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	134,127
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		$500,000	550,000
Mylan, Inc.
7.625%, 07/15/2017 (S)		200,000	222,000
Ontex IV SA
7.500%, 04/15/2018 (S)	EUR	100,000	127,667
Radiation Therapy Services, Inc.
9.875%, 04/15/2017		$300,000	201,750
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)		265,000	266,245
Tenet Healthcare Corp.
6.250%, 11/01/2018		625,000	678,516
8.875%, 07/01/2019		25,000	28,438
Truven Health Analytics, Inc.
10.625%, 06/01/2020 (S)		175,000	186,813

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
UnitedHealth Group, Inc.
3.875%, 10/15/2020		$40,000	$43,944
4.625%, 11/15/2041		290,000	323,088
4.700%, 02/15/2021		200,000	231,598
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	108,000
Vanguard Health
Holding Company II LLC
7.750%, 02/01/2019		325,000	338,813
8.000%, 02/01/2018		200,000	210,000
Vanguard Health Systems, Inc.
Zero Coupon 02/01/2016 (Z)		17,000	12,028
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	276,687
WellPoint, Inc.
6.000%, 02/15/2014		110,000	117,691

			16,512,296
Industrials - 3.4%
Adecco International Financial
Services BV
4.750%, 04/13/2018	EUR	100,000	139,327
AerCap Aviation Solutions BV
6.375%, 05/30/2017 (S)		$350,000	357,000
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		47,000	45,590
Aguila 3 SA
7.875%, 01/31/2018 (S)		875,000	922,031
Air Jamaica, Ltd.
9.375%, 07/08/2015		49,286	51,134
Air Lease Corp.
5.625%, 04/01/2017 (S)		575,000	573,563
Aircastle, Ltd.
6.750%, 04/15/2017		650,000	702,000
7.625%, 04/15/2020		25,000	27,688
9.750%, 08/01/2018		425,000	487,688
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	216,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		175,000	182,000
Associated Materials LLC
9.125%, 11/01/2017		575,000	554,875
Autoroutes du Sud de la France
7.375%, 03/20/2019	EUR	100,000	165,463
Avis Budget Car Rental LLC
9.625%, 03/15/2018		$75,000	83,250
BAA Funding, Ltd.
2.500%, 06/25/2015 (S)		245,000	249,576
4.600%, 02/15/2018	EUR	100,000	141,242
4.875%, 07/15/2021 (S)		$585,000	622,703
5.225%, 02/15/2023	GBP	50,000	91,368
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		$100,000	114,846
5.400%, 06/01/2041		345,000	415,262
Canadian National Railway Company
2.850%, 12/15/2021		70,000	73,599
Canadian Pacific Railway Company
7.250%, 05/15/2019		80,000	99,739
Case New Holland, Inc.
7.875%, 12/01/2017		450,000	528,750
CEVA Group PLC
8.375%, 12/01/2017 (S)		325,000	316,063
Clean Harbors, Inc.
5.250%, 08/01/2020 (S)		175,000	179,594

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Clondalkin Acquisition BV
2.468%, 12/15/2013 (P) (S)		$75,000	$68,625
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	344,500
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	159,375
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		162,913	187,757
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		225,436	256,998
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		78,198	85,627
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		128,836	135,922
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		155,000	155,775
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		875,000	906,719
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		99,357	108,548
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		61,597	70,374
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		109,946	117,917
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		79,128	85,260
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		317,000	332,850
12.250%, 03/15/2015 (S)		1,025,000	1,114,688
DP World Sukuk, Ltd.
6.250%, 07/02/2017		270,000	295,920
Ducommun, Inc.
9.750%, 07/15/2018		300,000	313,875
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	408,750
Embraer SA
5.150%, 06/15/2022		120,000	125,700
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)		110,000	111,169
2.750%, 07/01/2013 to 03/15/2017 (S)		175,000	179,388
4.500%, 08/16/2021 (S)		60,000	65,522
5.250%, 10/01/2020 (S)		350,000	399,248
5.800%, 10/15/2012 (S)		507,000	509,643
Euramax International, Inc.
9.500%, 04/01/2016		375,000	337,500
Experian Finance PLC
4.750%, 02/04/2020	EUR	50,000	75,040
Fiat Industrial Finance Europe SA
6.250%, 03/09/2018		425,000	555,942
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$4,906	4,391
Florida East Coast Railway Corp.
8.125%, 02/01/2017		250,000	262,500
FTI Consulting, Inc.
7.750%, 10/01/2016		425,000	437,219

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
G4S PLC
7.750%, 05/13/2019	GBP	50,000	$98,741
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$250,000	263,750
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)	EUR	200,000	257,220
GATX Corp.
3.500%, 07/15/2016		$440,000	453,899
4.850%, 06/01/2021		410,000	424,048
Georgian Railway JSC
7.750%, 07/11/2022 (S)		200,000	220,184
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	34,810
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)		$200,000	207,500
HD Supply, Inc.
8.125%, 04/15/2019 (S)		550,000	596,750
11.000%, 04/15/2020 (S)		325,000	357,500
Icahn Enterprises LP
8.000%, 01/15/2018		975,000	1,038,375
Iron Mountain, Inc.
5.750%, 08/15/2024		225,000	227,250
Isabelle Acquisition Sub, Inc.
10.000%, 11/15/2018 (S)		175,000	184,625
Kansas City Southern de
Mexico SA de CV
6.125%, 06/15/2021		275,000	308,000
6.625%, 12/15/2020		150,000	169,125
8.000%, 02/01/2018		350,000	390,250
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	559,125
L-3 Communications Corp.
4.750%, 07/15/2020		550,000	601,480
4.950%, 02/15/2021		45,000	49,584
6.375%, 10/15/2015		100,000	101,625
Legrand SA
4.250%, 02/24/2017	EUR	50,000	69,991
MAN SE
7.250%, 05/20/2016		25,000	38,426
Manpower, Inc.
4.750%, 06/14/2013		50,000	64,242
Masco Corp.
5.850%, 03/15/2017		$325,000	342,734
6.125%, 10/03/2016		225,000	245,163
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	196,000
Mead Products LLC / Acco Brands Corp.
6.750%, 04/30/2020 (S)		275,000	290,813
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		225,000	201,375
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	86,401
Navistar International Corp.
8.250%, 11/01/2021		$250,000	238,125
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/2017 (S)		400,000	427,000
Nortek, Inc.
8.500%, 04/15/2021		850,000	903,125
10.000%, 12/01/2018		375,000	410,625
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		97,000	106,821
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)		235,000	243,225
7.125%, 06/26/2042 (S)		200,000	219,000

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Oshkosh Corp.
8.250%, 03/01/2017		$275,000	$302,500
Owens Corning
9.000%, 06/15/2019		450,000	566,984
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	198,625
RBS Global, Inc.
8.500%, 05/01/2018		350,000	385,000
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	85,316
Republic Services, Inc.
3.550%, 06/01/2022		$185,000	194,760
5.700%, 05/15/2041		600,000	725,706
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	48,533
Roper Industries, Inc.
6.250%, 09/01/2019		$295,000	359,109
6.625%, 08/15/2013		150,000	158,155
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		200,000	216,500
8.500%, 02/15/2019 (S)		600,000	658,500
8.750%, 02/15/2019 (S)	EUR	100,000	138,986
Securitas AB
6.500%, 04/02/2013		50,000	64,864
Sequa Corp.
11.750%, 12/01/2015 (S)		$325,000	341,250
13.500%, 12/01/2015 (S)		125,000	132,500
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		300,000	330,750
Southwest Airlines Company
5.125%, 03/01/2017		210,000	232,475
5.250%, 10/01/2014		190,000	205,038
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	135,625
SPX Corp.
6.875%, 09/01/2017		250,000	277,500
Terex Corp.
10.875%, 06/01/2016		25,000	28,178
The Manitowoc Company, Inc.
8.500%, 11/01/2020		175,000	193,813
TransDigm, Inc.
7.750%, 12/15/2018		475,000	529,031
Transnet Soc, Ltd.
4.000%, 07/26/2022 (S)		200,000	203,250
Union Pacific Corp.
4.750%, 09/15/2041		405,000	461,201
United Air Lines, Inc.
12.000%, 11/01/2013 (S)		100,000	103,250
United Technologies Corp.
4.500%, 06/01/2042		150,000	170,756
UR Merger Sub Corp.
5.750%, 07/15/2018 (S)		250,000	264,375
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		98,222	103,624
USG Corp.
8.375%, 10/15/2018 (S)		50,000	54,000
9.750%, 01/15/2018		650,000	697,125
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	380,884
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	292,858
Waste Management, Inc.
2.600%, 09/01/2016		110,000	114,739

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Weatherford International, Ltd.
4.500%, 04/15/2022	$180,000	$184,802

		35,720,562
Information Technology - 1.6%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022 (S)	425,000	418,625
7.750%, 08/01/2020	275,000	280,500
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	130,000	139,855
Agilent Technologies, Inc.
2.500%, 07/15/2013	130,000	131,699
5.000%, 07/15/2020	145,000	165,675
Alliance Data Systems Corp.
6.375%, 04/01/2020 (S)	425,000	439,875
Altera Corp.
1.750%, 05/15/2017	145,000	147,939
Anixter, Inc.
10.000%, 03/15/2014	300,000	327,000
Broadcom Corp.
1.500%, 11/01/2013	75,000	75,889
2.375%, 11/01/2015	140,000	146,882
CDW LLC
8.500%, 04/01/2019	525,000	574,875
12.535%, 10/12/2017	1,000,000	1,072,500
CommScope, Inc.
8.250%, 01/15/2019 (S)	925,000	990,906
Corelogic, Inc.
7.250%, 06/01/2021	525,000	561,750
Earthlink, Inc.
8.875%, 05/15/2019	200,000	201,500
Epicor Software Corp.
8.625%, 05/01/2019	325,000	334,750
Equinix, Inc.
7.000%, 07/15/2021	550,000	617,375
Fidelity National
Information Services, Inc.
7.625%, 07/15/2017	100,000	110,000
7.875%, 07/15/2020	200,000	224,000
First Data Corp.
6.750%, 11/01/2020 (S)	450,000	446,625
7.375%, 06/15/2019 (S)	975,000	1,006,688
8.875%, 08/15/2020 (S)	75,000	81,750
12.625%, 01/15/2021	1,500,000	1,518,750
Fiserv, Inc.
3.125%, 06/15/2016	440,000	458,997
Hewlett-Packard Company
2.350%, 03/15/2015	140,000	142,090
2.600%, 09/15/2017	195,000	193,065
2.625%, 12/09/2014	150,000	153,469
3.000%, 09/15/2016	465,000	474,511
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	475,000	508,844
7.625%, 06/15/2021	475,000	524,875
iGATE Corp.
9.000%, 05/01/2016	975,000	1,055,438
Infor US, Inc.
9.375%, 04/01/2019 (S)	450,000	487,125
Jabil Circuit, Inc.
5.625%, 12/15/2020	145,000	156,238
Lender Processing Services, Inc.
8.125%, 07/01/2016	450,000	469,406
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019	575,000	477,250

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)		$325,000	$332,313
Sensata Technologies BV
6.500%, 05/15/2019 (S)		450,000	474,750
SunGard Data Systems, Inc.
10.250%, 08/15/2015		75,000	76,781
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	EUR	50,000	64,953
Viasat, Inc.
8.875%, 09/15/2016		$150,000	160,500
Xerox Corp.
1.257%, 05/16/2014 (P)		105,000	104,650
2.950%, 03/15/2017		125,000	128,023
5.650%, 05/15/2013		170,000	175,098
6.350%, 05/15/2018		350,000	409,852
Zayo Group LLC
8.125%, 01/01/2020		150,000	159,375

			17,203,011
Materials - 2.6%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	266,250
AK Steel Corp.
7.625%, 05/15/2020		475,000	420,375
Allegheny Technologies, Inc.
5.950%, 01/15/2021		435,000	475,246
9.375%, 06/01/2019		115,000	148,392
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	359,125
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	211,403
ArcelorMittal
4.000%, 02/25/2015 to 03/01/2016		665,000	655,166
4.750%, 02/25/2017		330,000	323,439
5.375%, 06/01/2013		585,000	598,119
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		200,000	214,250
9.250%, 10/15/2020 (S)	EUR	275,000	351,083
Ashland, Inc.
4.750%, 08/15/2022 (S)		$325,000	325,813
Ball Corp.
7.375%, 09/01/2019		250,000	279,375
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		225,000	237,223
Barrick North America Finance LLC
5.700%, 05/30/2041		615,000	708,580
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	165,750
9.000%, 11/01/2017		200,000	221,500
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	355,063
BWAY Holding Company
10.000%, 06/15/2018		250,000	277,500
Carpenter Technology Corp.
5.200%, 07/15/2021		195,000	206,034
Cascades, Inc.
7.750%, 12/15/2017		350,000	363,125
7.875%, 01/15/2020		700,000	726,250
Celulosa Arauco y Constitucion SA
4.750%, 01/11/2022		200,000	210,050
5.000%, 01/21/2021		190,000	201,968
Cemex Espana Luxembourg
9.875%, 04/30/2019		150,000	151,125
Cemex Finance LLC
9.500%, 12/14/2016		100,000	102,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Cemex Finance LLC (continued)
9.500%, 12/14/2016 (S)		$100,000	$102,000
Cemex SAB de CV
5.461%, 09/30/2015 (P) (S)		230,000	216,775
9.000%, 01/11/2018 (S)		100,000	99,250
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		400,000	394,000
10.500%, 04/27/2017 (S)		200,000	205,000
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		90,476	89,119
Clearwater Paper Corp.
7.125%, 11/01/2018		150,000	163,875
Corp. Nacional del Cobre de Chile
3.000%, 07/17/2022		500,000	502,841
3.750%, 11/04/2020 (S)		315,000	336,618
7.500%, 01/15/2019 (S)		130,000	167,078
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036		100,000	129,089
CRH America, Inc.
5.300%, 10/15/2013		140,000	145,745
CRH Finance, Ltd.
7.375%, 05/28/2014	EUR	50,000	69,373
Domtar Corp.
9.500%, 08/01/2016		$50,000	59,657
Eastman Chemical Company
2.400%, 06/01/2017		140,000	145,198
Ecolab, Inc.
2.375%, 12/08/2014		170,000	176,368
Exopack Holding Corp.
10.000%, 06/01/2018		250,000	245,000
Ferrexpo Finance PLC
7.875%, 04/07/2016		200,000	182,500
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		225,000	221,063
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	334,500
9.500%, 06/15/2017		150,000	165,375
Hexion US Finance Corp.
6.625%, 04/15/2020		175,000	176,750
8.875%, 02/01/2018		75,000	75,563
9.000%, 11/15/2020		150,000	128,250
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)		495,000	531,152
Huntsman International LLC
8.625%, 03/15/2020 to 03/15/2021		375,000	428,875
Ineos Finance PLC
8.375%, 02/15/2019 (S)		350,000	368,375
9.000%, 05/15/2015 (S)		200,000	212,000
International Paper Company
4.750%, 02/15/2022		630,000	709,217
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	485,688
Koppers, Inc.
7.875%, 12/01/2019		200,000	218,500
Lafarge SA
6.750%, 12/16/2019	EUR	125,000	164,835
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	41,123
LyondellBasell Industries NV
5.000%, 04/15/2019		$350,000	371,000
Mercer International, Inc.
9.500%, 12/01/2017		475,000	502,313
Metalloinvest Finance, Ltd.
6.500%, 07/21/2016 (S)		300,000	303,000

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Momentive Performance Materials, Inc.
9.000%, 01/15/2021		$225,000	$164,250
11.500%, 12/01/2016		400,000	244,000
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)		200,000	202,000
New World Resources NV
7.875%, 05/01/2018 (S)	EUR	50,000	62,576
7.875%, 05/01/2018		50,000	62,576
Newcrest Finance Pty, Ltd.
4.450%, 11/15/2021 (S)		$500,000	518,971
Novelis, Inc.
8.750%, 12/15/2020		475,000	530,813
PolyOne Corp.
7.375%, 09/15/2020		200,000	218,500
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	250,000	312,878
Rhodia SA
7.000%, 05/15/2018		50,000	70,595
Rock-Tenn Company
4.450%, 03/01/2019 (S)		$100,000	105,553
4.900%, 03/01/2022 (S)		220,000	239,068
Ryerson Holding Corp.
Zero Coupon 02/01/2015 (Z)		2,300,000	1,161,500
Ryerson, Inc.
12.000%, 11/01/2015		600,000	610,500
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (S)		475,000	496,375
8.375%, 06/15/2019 (S)		200,000	210,500
Severstal Columbus LLC
10.250%, 02/15/2018		450,000	463,500
Severstal OAO
6.250%, 07/26/2016		200,000	205,000
6.700%, 10/25/2017 (S)		175,000	182,438
Southern Copper Corp.
7.500%, 07/27/2035		100,000	124,247
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		225,000	233,438
Summit Materials LLC
10.500%, 01/31/2020 (S)		375,000	405,000
Teck Resources, Ltd.
2.500%, 02/01/2018		165,000	166,056
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		275,000	287,375
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	320,250
The Dow Chemical Company
2.500%, 02/15/2016		265,000	275,830
4.250%, 11/15/2020		250,000	275,343
8.550%, 05/15/2019		400,000	540,221
United States Steel Corp.
7.500%, 03/15/2022		325,000	318,500
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)	EUR	50,000	67,764
7.250%, 04/05/2041 (S)		$840,000	894,600
Vulcan Materials Company
7.500%, 06/15/2021		425,000	472,813
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		200,000	170,000

			28,034,299
Telecommunication Services - 3.5%
America Movil SAB de CV
2.375%, 09/08/2016		200,000	207,705
3.625%, 03/30/2015		150,000	160,177

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
America Movil SAB de CV (continued)
4.125%, 10/25/2019	EUR	100,000	$142,131
5.625%, 11/15/2017		$430,000	509,216
8.460%, 12/18/2036	MXN	1,000,000	79,932
American Tower Corp.
4.625%, 04/01/2015		$380,000	404,926
4.700%, 03/15/2022		595,000	644,231
7.250%, 05/15/2019		280,000	338,922
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	150,713
AT&T, Inc.
1.700%, 06/01/2017		240,000	246,930
5.550%, 08/15/2041		440,000	547,870
5.875%, 04/28/2017	GBP	50,000	93,849
Bell Canada
5.000%, 02/15/2017 (S)	CAD	30,000	33,563
British Telecommunications PLC
5.150%, 01/15/2013		$250,000	254,101
6.500%, 07/07/2015	EUR	50,000	72,379
8.625%, 03/26/2020	GBP	40,000	86,976
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		$525,000	564,375
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	454,500
Cricket Communications, Inc.
7.750%, 05/15/2016 to 10/15/2020		1,100,000	1,084,000
10.000%, 07/15/2015		150,000	154,875
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	351,604
6.113%, 01/15/2020 (S)		240,000	284,000
Deutsche Telekom
International Finance BV
6.000%, 01/20/2017	EUR	30,000	45,229
7.125%, 09/26/2012	GBP	30,000	47,779
Digicel Group, Ltd.
10.500%, 04/15/2018 (S)		$900,000	972,000
Digicel, Ltd.
8.250%, 09/01/2017		200,000	212,000
8.250%, 09/01/2017 (S)		375,000	397,500
Eileme 2 AB
11.625%, 01/31/2020 (S)		650,000	711,750
Eutelsat SA
4.125%, 03/27/2017	EUR	100,000	138,841
France Telecom SA
8.000%, 12/20/2017	GBP	15,000	30,283
GCI, Inc.
6.750%, 06/01/2021		$275,000	269,500
Goodman Networks, Inc.
12.375%, 07/01/2018 (S)		300,000	315,000
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		275,000	290,179
7.628%, 06/15/2016 (S)		375,000	379,640
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020		550,000	593,563
7.250%, 10/15/2020 (S)		75,000	80,813
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,000,000	1,050,000
Intelsat Luxembourg SA, PIK
11.500%, 02/04/2017		900,000	945,000
ITC Deltacom, Inc.
10.500%, 04/01/2016		75,000	80,813
Koninklijke KPN NV
4.750%, 01/17/2017	EUR	80,000	113,338
Level 3 Communications, Inc.
8.875%, 06/01/2019 (S)		$150,000	153,000

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Level 3 Communications, Inc. (continued)
11.875%, 02/01/2019		$350,000	$390,250
Level 3 Financing, Inc.
7.000%, 06/01/2020 (S)		200,000	199,000
8.625%, 07/15/2020		550,000	588,500
8.750%, 02/15/2017		200,000	208,750
9.375%, 04/01/2019		475,000	520,125
Mediacom Broadband LLC
6.375%, 04/01/2023 (S)		250,000	249,375
MetroPCS Wireless, Inc.
6.625%, 11/15/2020		450,000	465,750
7.875%, 09/01/2018		850,000	913,750
Nextel Communications, Inc.
7.375%, 08/01/2015		221,000	222,105
Nielsen Finance LLC
11.625%, 02/01/2014		163,000	185,005
NII Capital Corp.
7.625%, 04/01/2021		525,000	405,563
8.875%, 12/15/2019		307,000	249,438
10.000%, 08/15/2016		65,000	62,888
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	154,219
PAETEC Holding Corp.
8.875%, 06/30/2017		$325,000	351,813
9.875%, 12/01/2018		175,000	198,188
Qwest Corp.
7.500%, 10/01/2014		175,000	195,901
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	25,000	28,668
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	261,875
8.750%, 02/01/2020 (S)		200,000	220,500
Satmex Escrow SA de CV
9.500%, 05/15/2017		575,000	592,250
SBA Telecommunications, Inc.
8.250%, 08/15/2019		98,000	108,780
SBA Tower Trust
2.933%, 12/15/2017 (S)		540,000	547,976
4.254%, 04/15/2015 (S)		280,000	295,128
Sprint Capital Corp.
8.750%, 03/15/2032		400,000	404,000
Sprint Nextel Corp.
7.000%, 08/15/2020		500,000	511,250
9.000%, 11/15/2018 (S)		1,845,000	2,177,100
9.125%, 03/01/2017		600,000	672,000
11.500%, 11/15/2021		325,000	406,250
Sunrise Communications International SA
7.000%, 12/31/2017 (S)	EUR	100,000	135,528
Syniverse Holdings, Inc.
9.125%, 01/15/2019		$500,000	540,000
Telecom Italia Capital SA
5.250%, 11/15/2013		710,000	726,863
6.175%, 06/18/2014		375,000	386,250
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	60,185
8.250%, 03/21/2016		50,000	71,040
Telefonica Emisiones SAU
2.582%, 04/26/2013		$200,000	200,200
3.661%, 09/18/2017	EUR	150,000	173,254
3.992%, 02/16/2016		$415,000	399,438
4.693%, 11/11/2019	EUR	50,000	58,042
5.375%, 02/02/2018	GBP	50,000	74,800
5.855%, 02/04/2013		$170,000	172,125
5.877%, 07/15/2019		70,000	67,550
6.221%, 07/03/2017		445,000	452,788

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telefonica Emisiones SAU (continued)
6.421%, 06/20/2016		$235,000	$240,288
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	46,000	66,620
Telemar Norte Leste SA
5.125%, 12/15/2017		100,000	131,440
Telenet Finance V Luxembourg SCA
6.250%, 08/15/2022 (S)		275,000	347,624
Telesat Canada
12.500%, 11/01/2017		$600,000	672,000
Telstra Corp. Ltd.
6.125%, 08/06/2014	GBP	10,000	17,299
TELUS Corp.
4.950%, 03/15/2017	CAD	25,000	28,010
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	50,000	68,003
TVN Finance Corp II AB
10.750%, 11/15/2017		100,000	133,327
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$450,000	490,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		325,000	344,500
UPCB Finance, Ltd.
7.625%, 01/15/2020	EUR	100,000	136,786
7.625%, 01/15/2020 (S)		150,000	205,179
Vimpel Communications
7.748%, 02/02/2021		$800,000	824,000
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		600,000	609,000
Vivendi SA
2.400%, 04/10/2015 (S)		145,000	145,752
3.450%, 01/12/2018 (S)		595,000	594,607
4.875%, 12/02/2019	EUR	100,000	141,991
Vodafone Group PLC
8.125%, 11/26/2018	GBP	50,000	105,808
West Corp.
7.875%, 01/15/2019		$300,000	297,000
8.625%, 10/01/2018		650,000	659,750
Wideopenwest Finance LLC
10.250%, 07/15/2019 (S)		325,000	338,000
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		600,000	551,000
11.750%, 07/15/2017	EUR	100,000	110,686
11.750%, 07/15/2017 (S)		$100,000	91,500
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017		265,312	185,718
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		279,540	195,678

			36,729,729
Utilities - 2.6%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		380,000	381,634
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		330,000	355,659
AmeriGas Finance LLC
6.750%, 05/20/2020		225,000	239,625
7.000%, 05/20/2022		575,000	613,813
Appalachian Power Company
6.375%, 04/01/2036		115,000	146,993
Black Hills Corp.
9.000%, 05/15/2014		115,000	127,954
Calpine Corp.
7.500%, 02/15/2021 (S)		675,000	749,250

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)		$960,000	$1,077,600
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (H) (S)		200,000	59,600
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	86,401
7.125%, 12/09/2013	EUR	50,000	67,940
CEZ AS
5.000%, 10/19/2021		50,000	76,536
5.750%, 05/26/2015		50,000	71,067
China Resources Gas Group Ltd.
4.500%, 04/05/2022 (S)		$200,000	215,598
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		200,000	213,500
CMS Energy Corp.
5.050%, 03/15/2022		200,000	216,904
6.250%, 02/01/2020		105,000	120,707
8.750%, 06/15/2019		100,000	127,916
Comision Federal de Electricidad
5.750%, 02/14/2042 (S)		700,000	785,750
Constellation Energy Group, Inc.
5.150%, 12/01/2020		380,000	439,122
DPL, Inc.
7.250%, 10/15/2021 (S)		425,000	484,500
DTE Energy Company
1.118%, 06/03/2013 (P)		185,000	185,569
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		100,000	112,700
Duke Energy Corp.
1.625%, 08/15/2017		360,000	361,057
2.150%, 11/15/2016		190,000	196,700
E.CL SA
5.625%, 01/15/2021 (S)		100,000	111,046
E.ON International Finance BV
5.500%, 01/19/2016	EUR	80,000	115,859
6.000%, 10/30/2019	GBP	50,000	98,772
Eastern Power Networks PLC
5.750%, 03/08/2024		20,000	38,370
EDF SA
4.600%, 01/27/2020 (S)		$300,000	333,008
6.250%, 01/25/2021	EUR	50,000	81,829
6.875%, 12/12/2022	GBP	50,000	102,920
EDP Finance BV
5.375%, 11/02/2012 (S)		$305,000	306,373
Empresa de Energia de Bogota SA
6.125%, 11/10/2021 (S)		400,000	432,000
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	254,325
5.125%, 10/07/2019 (S)		220,000	218,469
Enel SpA
5.250%, 01/14/2015	EUR	55,000	73,136
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	221,450
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	197,903
EQT Corp.
8.125%, 06/01/2019		475,000	572,429
Eskom Holdings SOC, Ltd.
5.750%, 01/26/2021 (S)		768,000	867,840
Eskom Holdings, Ltd.
5.750%, 01/26/2021		200,000	226,000
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	388,146

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ferrellgas LP
6.500%, 05/01/2021		$1,050,000	$1,029,000
9.125%, 10/01/2017		100,000	107,250
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		260,000	277,627
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	78,733
Florida Gas Transmission Company, LLC
3.875%, 07/15/2022 (S)		265,000	276,939
Foresight Energy LLC
9.625%, 08/15/2017 (S)		625,000	635,938
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	50,000	57,528
5.250%, 07/09/2014		50,000	64,901
GDF Suez
5.625%, 01/18/2016		75,000	108,647
6.125%, 02/11/2021	GBP	50,000	98,852
GenOn Energy, Inc.
7.875%, 06/15/2017		$575,000	607,344
9.500%, 10/15/2018		1,200,000	1,323,000
Great Plains Energy, Inc.
2.750%, 08/15/2013		160,000	162,213
Hydro One Inc.
5.360%, 05/20/2036	CAD	25,000	31,509
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$605,000	603,379
Ipalco Enterprises, Inc.
5.000%, 05/01/2018		85,000	88,613
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		250,000	296,397
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		495,000	515,759
LG&E and KU Energy LLC
2.125%, 11/15/2015		100,000	101,024
Majapahit Holding BV
7.750%, 01/20/2020		550,000	675,125
8.000%, 08/07/2019 (S)		100,000	123,250
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	386,315
Mississippi Power Company
2.350%, 10/15/2016		80,000	83,897
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	51,679
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	57,002
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	92,736
6.500%, 04/22/2014		50,000	68,692
National Power Corp.
6.875%, 11/02/2016		$100,000	116,375
9.625%, 05/15/2028		135,000	201,150
Nevada Power Company
6.650%, 04/01/2036		210,000	297,011
6.750%, 07/01/2037		245,000	351,082
NiSource Finance Corp.
5.250%, 02/15/2043		350,000	387,566
5.400%, 07/15/2014		205,000	220,348
5.950%, 06/15/2041		215,000	257,705
6.150%, 03/01/2013		43,000	44,153
6.250%, 12/15/2040		185,000	231,082
10.750%, 03/15/2016		115,000	146,807
Northeast Utilities
5.650%, 06/01/2013		370,000	383,372

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	10,000	$18,888
NRG Energy, Inc.
7.625%, 01/15/2018		$225,000	240,750
Ohio Power Company
5.750%, 09/01/2013		95,000	99,438
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041		275,000	266,085
ONEOK, Inc.
4.250%, 02/01/2022		225,000	241,156
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	293,802
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		15,000	18,162
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		425,000	448,944
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	238,053
RusHydro Finance, Ltd.
7.875%, 10/28/2015	RUB	7,300,000	220,664
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	49,444
6.500%, 04/20/2021		20,000	40,105
6.625%, 01/31/2019	EUR	50,000	80,983
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	20,000	38,584
Sempra Energy
1.228%, 03/15/2014 (P)		$285,000	285,049
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	93,154
6.125%, 02/26/2024	GBP	14,000	28,223
Sierra Pacific Power Company
5.450%, 09/01/2013		$190,000	198,126
Southern Company
1.950%, 09/01/2016		115,000	118,697
Southwest Gas Corp.
3.875%, 04/01/2022		190,000	207,420
Talent Yield Investments Ltd.
4.500%, 04/25/2022 (S)		700,000	748,943
Tampa Electric Company
6.150%, 05/15/2037		100,000	137,303
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	378,821
6.572%, 11/01/2017		37,000	44,572
Veolia Environnement SA
5.125%, 05/24/2022	EUR	40,000	59,605
5.250%, 06/03/2013		$155,000	159,211
5.375%, 05/28/2018	EUR	35,000	51,564
Westar Energy, Inc.
5.100%, 07/15/2020		$65,000	78,518

			27,678,234

TOTAL CORPORATE BONDS (Cost $383,311,069)			$403,388,558

CAPITAL PREFERRED SECURITIES - 0.1%
Consumer Staples - 0.0%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	436,500
Financials - 0.1%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		510,000	561,163

TOTAL CAPITAL PREFERRED SECURITIES (Cost $914,980) $			$997,663

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.0%
Semiconductors - 0.0%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	$450,000	$457,313

TOTAL CONVERTIBLE BONDS (Cost $454,414)		$457,313

MUNICIPAL BONDS - 1.0%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	200,000	284,682
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038	165,000	215,678
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040	245,000	300,228
City of Chicago (Illinois)
6.395%, 01/01/2040	150,000	195,291
City of Houston (Texas)
5.000%, 03/01/2023	165,000	205,999
5.000%, 03/01/2024	170,000	210,327
City of New York (New York)
5.000%, 04/01/2024	295,000	360,396
5.846%, 06/01/2040	205,000	260,942
6.271%, 12/01/2037	115,000	154,899
City Of New York (New York)
5.000%, 04/01/2023	75,000	92,617
City Public Service Board of San Antonio,
TX
5.250%, 02/01/2024	280,000	363,398
Commonwealth of Massachusetts
5.250%, 09/01/2024	200,000	262,620
5.000%, 06/01/2025	90,000	109,062
4.500%, 08/01/2031	190,000	217,831
Commonwealth of Pennsylvania
5.000%, 06/01/2024	410,000	511,988
5.000%, 01/01/2018	240,000	243,845
District of Columbia
5.250%, 12/01/2034	200,000	243,958
5.591%, 12/01/2034	40,000	50,661
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	185,343
Florida Hurricane Catastrophe Fund
Finance Corp.
1.020%, 10/15/2012 (P)	440,000	440,009
Guam Power Authority
7.500%, 10/01/2015	110,000	113,557
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	142,295
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	252,416
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	170,060
Massachusetts Bay Transportation
Authority
5.000%, 07/01/2020	155,000	193,457
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	82,926
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	50,000	50,976
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	130,628

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	$170,000	$212,366
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	110,000	134,825
5.000%, 02/01/2025	105,000	126,544
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	221,391
Rhode Island Health & Educational
Building Corp.
5.000%, 09/01/2021	495,000	627,012
Salt River Project Agricultural
Improvement & Power District
(Arizona)
4.839%, 01/01/2041	155,000	188,926
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	139,623
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	284,367
State of Georgia
5.000%, 07/01/2023	170,000	218,380
5.000%, 07/01/2025	125,000	158,385
State of Hawaii
5.000%, 12/01/2023	380,000	469,889
State of Oregon
5.892%, 06/01/2027	60,000	76,486
State of Washington
5.000%, 07/01/2024	185,000	230,388
Texas Transportation Commission
5.178%, 04/01/2030	240,000	296,484
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047	67,500	51,422
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	221,892
Utah Transit Authority
5.937%, 06/15/2039	135,000	182,936
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	42,837
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	268,456
Virginia Public School Authority
5.000%, 08/01/2023	260,000	327,153

TOTAL MUNICIPAL BONDS (Cost $9,646,296)		$10,525,851

TERM LOANS (M) - 1.8%
Consumer Discretionary - 0.6%
Academy, Ltd.
6.000%, 08/03/2018	199,000	199,373
Amscan Holdings
5.750%, 07/10/2019	550,000	552,063
Bresnan Broadband Holdings LLC
- 12/14/2017 (T)	223,862	224,282
Caesars Entertainment Operating
Company, Inc.
9.500%, 10/31/2016	842,252	858,834
Charter Communications Operating LLC
3.490%, 09/06/2016	114,561	114,274

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Claire’s Stores, Inc.
3.046%, 05/29/2014	$498,467	$489,121
Delta 2 Sarl
5.750%, 04/28/2017	997,500	1,002,986
EMI Music Publishing, Ltd.
- 11/14/2017 (T)	225,000	226,631
Jo-Ann Stores, Inc.
4.750%, 03/16/2018	349,097	346,770
KAR Auction Services, Inc.
5.000%, 05/19/2017	276,904	276,558
Peninsula Gaming LLC
- 08/03/2017 (T)	575,000	577,156
Station Casinos LLC
4.232%, 06/17/2016	269,344	247,796
The Servicemaster Company
4.460%, 01/24/2017	243,233	233,435
TWCC Holding Corp.
4.250%, 02/13/2017	234,779	235,601
Univision Communications, Inc.
4.482%, 03/31/2017	267,366	258,342

		5,843,222
Consumer Staples - 0.1%
Del Monte Corp.
4.500%, 03/08/2018	206,133	203,299
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	210,133	207,813
PF Chang’s China Bistro, Inc.
6.250%, 07/02/2019	725,000	731,344

		1,142,456
Financials - 0.3%
Asurion Corp.
5.500%, 05/24/2018	500,000	500,903
9.000%, 05/24/2019	568,471	587,231
Capital Automotive LP
5.525%, 03/10/2017	457,094	458,237
Lone Star Intermediate Super
Holdings LLC
11.000%, 09/02/2019	350,000	371,583
Nuveen Investments, Inc.
5.953%, 05/12/2017	321,454	322,097
5.955%, 05/13/2017	328,945	329,905
8.250%, 02/28/2019	700,000	704,083

		3,274,039
Health Care - 0.2%
Biomet, Inc.
4.120%, 07/25/2017	196,899	197,145
HCA, Inc.
3.482%, 05/01/2018	579,981	570,829
Kinetic Concepts, Inc.
7.000%, 05/04/2018	522,375	527,412
MModal, Inc.
- 08/15/2019 (T)	225,000	221,486
Truven Health Analytics, Inc.
- 06/06/2019 (T)	150,000	150,281
Universal Health Services, Inc.
3.750%, 11/15/2016	147,041	147,009
Warner Chilcott Company LLC
4.250%, 03/15/2018	112,857	112,273
4.250%, 03/15/2018	56,429	56,136
4.250%, 03/15/2018	77,589	77,187

		2,059,758

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials - 0.2%
AWAS Aviation Capital, Ltd.
5.250%, 06/10/2016	$480,319	$480,920
Delta Air Lines, Inc.
5.500%, 04/20/2017	473,804	474,790
Generac Power Systems, Inc.
6.250%, 05/30/2018	350,000	357,000
HD Supply, Inc.
7.250%, 10/12/2017	575,000	586,500
Navistar International Corp.
7.000%, 08/17/2017	250,000	251,016

		2,150,226
Information Technology - 0.1%
First Data Corp.
5.237%, 03/24/2017	941,095	923,449
Zayo Group LLC
7.125%, 07/02/2019	225,000	227,578

		1,151,027
Materials - 0.1%
INEOS US Finance LLC
6.500%, 05/04/2018	473,813	473,911
Sealed Air Corp.
4.750%, 10/03/2018	147,000	147,766

		621,677
Telecommunication Services - 0.1%
Atlantic Broadband Finance LLC
5.250%, 04/04/2019	350,000	351,167
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	246,875	247,625
Level 3 Financing, Inc.
5.750%, 09/03/2018	225,000	225,643
Wideopenwest Finance LLC
6.250%, 07/17/2018	600,000	599,625

		1,424,060
Utilities - 0.1%
Equipower Resources Holdings LLC
6.500%, 12/21/2018	575,000	576,677
10.000%, 06/21/2019	350,000	353,938
GenOn Energy, Inc.
6.000%, 12/01/2017	473,794	477,545
NRG Energy, Inc.
4.000%, 07/02/2018	148,500	148,618

		1,556,778

TOTAL TERM LOANS (Cost $18,875,677)		$19,223,243

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.8%
Commercial & Residential - 2.3%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.476%, 11/25/2035 (P)	11,328	11,184
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	365,916
Banc of America Commercial
Mortgage, Inc., Series 2006-4, Class A4
5.634%, 07/10/2046	260,000	298,521
Banc of America Funding Corp.
Series 2005-A 5A1,
0.537%, 02/20/2035 (P)	8,665	7,486
Series BAFC 2005-B 2A1,
3.132%, 04/20/2035 (P)	228,382	189,769

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	$118,080	$118,068
Series 2005-3, Class A4,
4.668%, 07/10/2043	85,000	93,219
Series 2007-1, Class AAB,
5.422%, 01/15/2049	266,004	283,579
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,113,402
Series 2007-4, Class A4,
5.920%, 02/10/2051 (P)	145,000	170,303
Series 2008-1, Class A4,
6.395%, 02/10/2051 (P)	910,000	1,093,792
Banc of America Mortgage Securities
Series 2005-J, Class 2A1,
2.801%, 11/25/2035 (P)	225,113	185,609
Series 2004-I, Class 3A2,
2.837%, 10/25/2034 (P)	20,034	20,605
Series 2004-A, Class 2A2,
2.966%, 02/25/2034 (P)	67,352	65,479
Series 2004-H, Class 2A2,
2.971%, 09/25/2034 (P)	91,066	87,851
Series 2004-D, Class 2A2,
3.117%, 05/25/2034 (P)	37,694	37,044
Series 2005-J, Class 3A1,
5.117%, 11/25/2035 (P)	165,339	153,787
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	310,000	337,940
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	210,156	219,085
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	23,443	23,431
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	395,958
Series 2004-T14, Class A4,
5.200%, 01/12/2041 (P)	65,000	68,356
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	460,414	479,964
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	722,349
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	38,272	38,578
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.534%, 04/15/2040 (P)	115,000	122,522
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	41,551	43,695
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	207,925	213,170
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.205%, 12/10/2049 (P)	883,397	882,122
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	55,092	55,453
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	48,606

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2007-C9, Class A4,
6.005%, 12/10/2049 (P)	$675,000	$796,850
Credit Suisse Mortgage
Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	660,000	744,468
Series 2008-C1, Class A3,
6.408%, 02/15/2041 (P)	210,000	239,178
Fosse Master Issuer PLC
Series 2011-1A, Class A2,
1.855%, 10/18/2054 (S) (P)	682,822	692,107
Series 2012-1A, Class 3A1,
1.934%, 10/18/2054 (S) (P)	210,000	214,565
Series 2011-1A, Class A5,
3.434%, 10/18/2054 (S) (P)	200,000	205,596
GMAC Commercial Mortgage
Securities, Inc., Series 2003-C1,
Class A2 4.079%, 05/10/2036	124,228	125,593
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.083%, 06/19/2035 (P)	56,592	55,958
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	130,136	132,209
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	70,217	71,592
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	485,000	548,951
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	185,000	208,731
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
2.105%, 10/15/2054 (S) (P)	795,000	813,309
Series 2012-3A, Class B1,
2.655%, 10/15/2054 (P) (S)	250,000	253,789
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C6, Class A1,
1.031%, 05/15/2045	37,803	37,967
Series 2004-PNC1, Class A4,
5.546%, 06/12/2041 (P)	115,000	122,382
Series 2007-C1, Class A4,
5.716%, 02/15/2051	755,000	879,214
JP Morgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.536%, 10/25/2035 (P)	230,241	145,689
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	76,097	76,732
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	93,636	94,989
Series 2004-C1, Class A3,
4.719%, 01/15/2038	125,000	129,640
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	291,184	302,521
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	129,376
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,560,000	1,763,859

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-CB19, Class A4,
5.920%, 02/12/2049 (P)	$1,215,000	$1,411,727
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	264,645	264,734
Series 2003-C8, Class A3,
4.830%, 11/15/2027	189,612	191,588
Series 2005-C5, Class A4,
4.954%, 09/15/2030	50,000	55,178
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	356,044
Series 2007-C1, Class A4,
5.424%, 02/15/2040	135,000	155,201
Series 2007-C2, Class A3,
5.430%, 02/15/2040	175,000	198,620
Series 2008-C1, Class AM,
6.325%, 04/15/2041 (P)	65,000	72,007
Series 2008-C1, Class A2,
6.325%, 04/15/2041 (P)	630,000	758,150
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	300,000	351,749
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	235,000	250,123
Series 2007-C1, Class A4,
6.042%, 06/12/2050 (P)	815,000	919,559
Morgan Stanley Capital I
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	160,831
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	344,515	349,355
Series 2005-T17, Class A5,
4.780%, 12/13/2041	70,000	75,406
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	245,000	281,294
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	20,355	21,078
Silverstone Master Issuer PLC,
Series 2011-1A, Class 1A
2.003%, 01/21/2055 (P) (S)	750,000	763,626
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class A4 3.525%, 05/10/2063	165,000	175,998
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.588%, 03/15/2025 (P)	4,805	5,455
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	116,079
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.526%, 10/25/2045 (P)	37,364	32,462
Series 2005-AR13, Class A1A3,
1.016%, 10/25/2045 (P)	67,722	61,839
Series 2006-AR4, Class 1A1,
1.088%, 05/25/2046 (P)	95,673	79,528
Series 2005-AR12, Class 2A1,
3.971%, 09/25/2035 (P)	45,015	44,752
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2, Class 2A2,
2.614%, 03/25/2035 (P)	168,798	165,952

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage Backed
Securities Trust (continued)
Series 2005-AR2, Class 3A1,
2.614%, 03/25/2035 (P)	$83,982	$83,942
Series 2004-G, Class A3,
4.703%, 06/25/2034 (P)	47,284	49,129
Series 2003-O, Class 5A1,
4.869%, 01/25/2034 (P)	95,590	96,080

		24,279,594
U.S. Government Agency - 0.5%
Federal Home Loan Banks
0.500%, 11/20/2015	1,200,000	1,203,077
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
Zero Coupon 08/01/2028 (Z)	3,506	2,984
Series 3153, Class UG,
0.690%, 05/15/2036 (P)	51,369	51,554
Series 3913, Class FA,
0.740%, 08/15/2041 (P)	354,758	356,111
Series 4077, Class MF,
0.740%, 07/15/2042 (P)	413,277	414,461
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	5,893	222
Series 2003-41, Class YV,
5.500%, 04/25/2014	52,161	52,181
Series R005, Class AB,
5.500%, 12/15/2018	4,347	4,347
Series R006, Class AK,
5.750%, 12/15/2018	10,686	10,707
Federal National Mortgage Association
0.875%, 08/28/2017	500,000	503,105
Series 2002-84, Class VA,
5.500%, 11/25/2013	39,766	39,990
Series 319, Class 2 IO,
6.500%, 02/01/2032	12,091	2,239
Government National
Mortgage Association
Series 1998-6, Class EA PO,
Zero Coupon 03/16/2028 (Z)	16,522	15,296
Series 2011-2, Class HI,
4.000%, 12/20/2035	336,930	26,291
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,537,382	336,203
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	1,109,486	134,373
Series 2012-16, Class HJ IO,
4.000%, 09/20/2040	507,000	578,481
Series 2009-75, Class G,
4.500%, 07/20/2030	48,634	50,805
Series 2009-28, Class EC,
4.500%, 12/16/2035	97,651	102,667
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	1,629,173	135,592
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	4,005,899	496,770
Series 2010-98, Class PI,
4.500%, 10/20/2037	450,896	58,474
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	544,422	68,479
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,651,930	358,763
Series 2011-88, Class EI, IO,
4.500%, 11/20/2039	123,929	18,941

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2011-41 Class AI, IO,
4.500%, 12/20/2039	$710,731	$107,595
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	59,998

		5,189,706
U.S. Government Agency - 0.0%
Federal National Mortgage Association,
Series 2012-79, Class FM
0.686%, 07/25/2042 (P)	163,237	163,235

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,650,440)		$29,632,535

ASSET BACKED SECURITIES - 1.6%
Ally Auto Receivables Trust
Series 2011-2, Class A4,
1.980%, 04/15/2016	215,000	220,982
2.400%, 11/15/2017 (S)	100,000	102,748
Ally Master Owner Trust
Series 2011-3, Class A2,
1.810%, 05/15/2016	355,000	360,680
Series 2011-1, Class A2,
2.150%, 01/15/2016	330,000	335,962
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.410%, 04/17/2017 (P)	215,000	215,579
Series 2010-1, Class B,
0.840%, 11/16/2015 (P)	390,000	390,785
AmeriCredit
Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	215,000	216,404
Series 2012-1, Class A3,
1.230%, 09/08/2016	90,000	91,020
Series 2011-5, Class A3,
1.550%, 07/08/2016	430,000	436,923
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	80,594
Series 2011-2, Class B,
2.330%, 03/08/2016	440,000	449,278
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,851
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	77,135
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	141,499
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	21,813	20,712
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	195,000	195,666
Capital Auto Receivables Asset Trust
Series 2008-A, Class C,
8.250%, 01/15/2015 (S)	235,000	247,610
Series 2008-A, Class D,
8.250%, 01/15/2015 (S)	230,000	242,508
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	65,000	65,400

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2011-2, Class A3,
0.910%, 12/15/2015	$255,000	$256,091
Series 2012-1, Class A4,
1.250%, 06/15/2017	150,000	152,595
Series 2010-3, Class A4,
1.410%, 02/16/2016	205,000	207,794
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.976%, 10/25/2032 (P)	5,887	5,057
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	49,885	49,627
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	14,298
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	370,000	370,985
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A4
3.150%, 08/15/2016 (S)	260,000	262,519
CNH Equipment Trust
Series 2012-A, Class A3,
0.940%, 05/15/2017	385,000	388,075
Series 2010-B, Class A3,
1.030%, 11/17/2014	14,461	14,491
Series 2010-A, Class A4,
2.490%, 01/15/2016	125,000	126,724
Series 2009-B, Class A4,
5.170%, 10/15/2014	39,006	39,076
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.841%, 01/25/2034 (P)	156,562	105,835
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	987,538	1,075,053
Ford Credit Auto Lease Trust
Series 2012-A, Class A3,
0.850%, 01/15/2015	230,000	230,846
Series 2011-A, Class A4,
1.340%, 09/15/2014	130,000	131,145
Ford Credit Auto Owner Trust
Series 2009-E, Class A3,
1.510%, 01/15/2014	11,728	11,741
Series 2010-A, Class D,
4.050%, 10/15/2016	100,000	105,302
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	191,971
Series 2012-2, Class A,
1.920%, 01/15/2019	550,000	564,353
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	221,113
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	674,715
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.720%, 05/15/2019 (P)	190,000	191,910
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	196,876
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	494,136
GE Equipment Midticket LLC,
Series 2010-1, Class A3
0.940%, 07/14/2014 (S)	62,271	62,299

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Equipment Transportation LLC,
Series 2012-1, Class A3
0.990%, 11/23/2015	$85,000	$85,589
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	85,193	85,326
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	380,000	381,903
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	155,000	155,886
Series 2011-1A C,
2.530%, 03/15/2017 (S)	175,000	179,063
Hyundai Auto Lease
Securitization Trust 2011-A
1.050%, 04/17/2017 (S)	100,000	100,628
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	220,000	220,798
0.950%, 12/15/2016	325,000	328,484
John Deere Owner Trust, Series 2010-A,
Class A3 1.320%, 05/15/2014	19,433	19,466
Lehman XS Trust, Series 2005-9N,
Class 1A1 0.506%, 02/25/2036 (P)	124,960	83,836
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	44,783	45,158
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	143,019	144,602
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	6,814	6,885
Mercedes-Benz Auto Lease Trust
Series 2012-A, Class A3,
0.880%, 11/17/2014	190,000	190,581
Series 2012-A, Class A4,
1.070%, 11/15/2017	160,000	160,608
Series 2011-B, Class A4,
1.240%, 07/17/2017 (S)	180,000	181,344
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	440,273
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.986%, 09/25/2035 (P)	97,182	82,379
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	22,158	22,213
Nissan Auto Lease Trust
Series 2011-B, Class A3,
0.920%, 02/16/2015	240,000	241,427
Series 2012-A, Class A3,
0.980%, 05/15/2015	120,000	121,022
Series 2011-A, Class A3,
1.040%, 08/15/2014	435,000	437,923
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	181,352
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	489,650
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	175,000	176,701
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	175,000	176,497

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	$129,729	$132,971
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	14,682	14,090
SLM Student Loan Trust, Series 2008-4,
Class A2 1.501%, 07/25/2016 (P)	202,504	204,155
Smart Trust
Series 2012-1USA, Class A2A,
1.040%, 09/14/2014 (S)	100,000	100,168
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	260,000	261,584
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	318,272	319,951
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	295,000	298,753
Terwin
Mortgage Trust 4.849%, 08/25/2036	43,815	43,332
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	75,000	75,348
Volkswagen Auto
Lease Trust 1.060%, 05/22/2017	170,000	170,798
Wheels SPV LLC, Series 2012-1,
Class A2 1.190%, 03/20/2021 (S)	200,000	200,485
World Financial Network Credit Card
Master Trust, Series 2009-D, Class A
4.660%, 05/15/2017	430,000	444,432

TOTAL ASSET BACKED SECURITIES (Cost $16,855,901)		$17,072,624

COMMON STOCKS - 13.8%
Consumer Discretionary - 1.8%
Ameristar Casinos, Inc.	9,625	$162,181
Cablevision Systems Corp., Class A (L)	40,900	611,455
Carnival Corp. (L)	22,300	773,364
Comcast Corp., Class A	26,800	898,604
Ford Motor Company	52,100	486,614
Genuine Parts Company (L)	12,500	789,500
Harley-Davidson, Inc.	9,100	381,836
Hasbro, Inc.	15,000	562,650
Johnson Controls, Inc.	22,800	620,388
Kohl’s Corp.	28,100	1,466,820
Lakes Gaming, Inc. (I)	22,900	56,792
Macy’s, Inc.	23,800	959,378
Marriott International, Inc., Class A (L)	16,299	614,146
Mattel, Inc.	43,500	1,528,590
Staples, Inc.	78,200	853,944
The Madison Square
Garden, Inc., Class A (I)	14,425	608,879
The McGraw-Hill Companies, Inc.	27,300	1,397,760
The New York Times
Company, Class A (I)	43,500	399,765
The Walt Disney Company	35,100	1,736,397
Tiffany & Company (L)	3,100	192,045
Time Warner, Inc.	52,933	2,199,366
Whirlpool Corp.	22,200	1,675,212
WPP PLC	36,751	475,925

		19,451,611
Consumer Staples - 1.0%
Archer-Daniels-Midland Company	40,600	1,086,050
Avon Products, Inc.	58,300	900,735
Campbell Soup Company (L)	38,500	1,352,890
ConAgra Foods, Inc.	34,600	868,806
Energizer Holdings, Inc.	5,300	365,170
Kellogg Company	6,900	349,485

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples (continued)
Kimberly-Clark Corp. (L)	5,500	$459,800
McCormick & Company, Inc., Non-
Voting Shares (L)	11,800	724,992
Molson Coors Brewing Company, Class B	13,900	619,106
PepsiCo, Inc.	19,500	1,412,385
The Clorox Company	21,100	1,535,025
The Procter & Gamble Company	6,500	436,735

		10,111,179
Energy - 1.9%
Anadarko Petroleum Corp.	20,700	1,433,889
BP PLC, ADR	20,800	874,848
Chevron Corp.	38,200	4,284,512
ConocoPhillips	10,600	601,974
CONSOL Energy, Inc. (L)	33,500	1,011,700
Diamond Offshore Drilling, Inc. (L)	17,500	1,172,850
Exxon Mobil Corp.	39,400	3,439,620
Hess Corp.	8,000	404,240
Murphy Oil Corp.	30,000	1,539,900
Petroleo Brasileiro SA, ADR	22,600	477,764
Royal Dutch Shell PLC, ADR	37,900	2,651,863
Schlumberger, Ltd.	21,300	1,541,694
Spectra Energy Corp.	20,600	582,156
Valero Energy Corp.	6,400	200,064

		20,217,074
Financials - 2.8%
American Express Company	43,600	2,541,880
Bank of America Corp.	175,185	1,399,728
Capital One Financial Corp.	18,700	1,057,111
JPMorgan Chase & Company	93,300	3,465,162
Legg Mason, Inc.	39,300	965,994
Lincoln National Corp.	30,200	701,244
Loews Corp.	12,800	520,320
Marsh & McLennan Companies, Inc.	49,500	1,691,415
Morgan Stanley	24,400	366,000
Northern Trust Corp.	29,700	1,379,268
PNC Financial Services Group, Inc.	21,800	1,355,088
Regions Financial Corp.	72,600	505,296
SLM Corp.	68,600	1,080,450
Sun Life Financial, Inc. (L)	23,700	553,632
SunTrust Banks, Inc.	48,000	1,208,160
The Allstate Corp.	50,100	1,867,728
The Bank of New York Mellon Corp.	37,400	842,996
The Chubb Corp.	9,400	694,566
TLF Fund Term Asset Backed
Management Fees Company	153,095	3,062
U.S. Bancorp	79,500	2,656,095
Wells Fargo & Company	85,800	2,919,774
Weyerhaeuser Company	41,689	1,038,473
Willis Group Holdings PLC	11,400	425,448
XL Group PLC	19,100	441,592

		29,680,482
Health Care - 1.0%
Amgen, Inc.	12,300	1,032,216
Bristol-Myers Squibb Company	38,200	1,260,982
Johnson & Johnson	30,200	2,036,386
Merck & Company, Inc.	43,000	1,851,150
Pfizer, Inc.	78,406	1,870,767
Quest Diagnostics, Inc.	14,000	846,580
Thermo Fisher Scientific, Inc.	32,800	1,881,080

		10,779,161
Industrials - 2.0%
3M Company	24,000	2,222,400

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials (continued)
Avery Dennison Corp.	15,200	$474,696
Cooper Industries PLC	20,600	1,506,890
Emerson Electric Company	33,000	1,673,760
General Electric Company	203,000	4,204,130
Honeywell International, Inc.	28,700	1,677,515
Illinois Tool Works, Inc. (L)	32,400	1,920,996
Ingersoll-Rand PLC	20,400	953,904
ITT Corp. (L)	11,700	232,830
Lockheed Martin Corp.	8,100	738,234
Masco Corp.	46,100	652,776
The Boeing Company	17,100	1,220,940
United Continental Holdings, Inc. (I) (L)	43,800	808,110
United Parcel Service, Inc., Class B	19,700	1,454,057
USG Corp. (I) (L)	21,100	433,816
Xylem, Inc.	16,900	410,501

		20,585,555
Information Technology - 1.1%
Analog Devices, Inc.	26,400	1,049,136
Applied Materials, Inc.	79,800	932,862
Cisco Systems, Inc.	64,300	1,226,844
Computer Sciences Corp.	38,600	1,243,306
Corning, Inc.	71,400	856,086
Dell, Inc. (I)	87,800	929,802
First Solar, Inc. (I) (L)	10,000	199,900
Harris Corp. (L)	32,500	1,528,475
Hewlett-Packard Company	32,100	541,848
Microsoft Corp.	71,000	2,188,220
Nokia OYJ, ADR (L)	92,500	260,850
Texas Instruments, Inc.	18,100	525,624

		11,482,953
Materials - 0.6%
E.I. du Pont de Nemours & Company (L)	15,200	756,200
International Flavors & Fragrances, Inc.	3,600	217,872
International Paper Company	57,600	1,990,656
MeadWestvaco Corp.	25,400	730,504
Newmont Mining Corp.	6,500	329,420
Nucor Corp.	36,400	1,370,460
Vulcan Materials Company	27,400	1,066,408

		6,461,520
Telecommunication Services - 0.7%
American Tower Corp.	1,975	139,040
AT&T, Inc.	82,335	3,016,754
CenturyLink, Inc.	22,975	970,924
Crown Castle International Corp. (I)	2,500	158,650
Telefonica SA	35,655	450,196
Verizon Communications, Inc.	33,100	1,421,314
Vodafone Group PLC	213,769	616,264
Ziggo NV	12,000	374,688

		7,147,830
Utilities - 0.9%
Duke Energy Corp.	32,043	2,075,746
Entergy Corp.	24,500	1,667,960
Exelon Corp.	45,500	1,659,384
FirstEnergy Corp.	14,500	633,650
NiSource, Inc.	65,700	1,599,138
Pinnacle West Capital Corp.	9,400	482,878
TECO Energy, Inc.	15,000	260,400
The AES Corp. (I)	29,850	339,992
Xcel Energy, Inc.	38,200	1,065,398

		9,784,546

TOTAL COMMON STOCKS (Cost $125,319,422)		$145,701,911

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.4%
Consumer Discretionary - 0.2%
General Motors Company,
Series B, 4.750%	39,150	1,397,655
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	140,756

		1,538,411
Financials - 0.1%
Ally Financial, Inc. (S)	750	682,945
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	26,875	667,038

		1,349,983
Telecommunication Services - 0.1%
Lucent Technologies
Capital Trust I, 7.750%	1,675	929,625

TOTAL PREFERRED SECURITIES (Cost $4,429,871)		$3,818,019

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.3443% (W) (Y)	1,116,040	11,169,444

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,169,515)		$11,169,444

SHORT-TERM INVESTMENTS - 3.5%
Certificate of Deposit - 0.0%
Svenska Handelsbanken AB, 1.009%,
03/18/2013 *	$370,000	$370,000
Money Market Funds - 3.3%
T. Rowe Price Investment Reserve
Fund, 0.1031% (Y)	34,933,310	34,933,310
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 08/31/12 at 0.010%
to be repurchased at $1,500,002 on
09/04/12, collateralized by $1,535,000
Federal Home Loan Bank, 0.010% due
09/28/12 (valued at $1,534,233,
including interest)	1,500,000	1,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $36,803,310)		$36,803,310

Total Investments (Spectrum Income Fund)
(Cost $1,008,376,418) - 101.0%		$1,068,891,776
Other assets and liabilities, net - (1.0%)		(10,201,972)

TOTAL NET ASSETS - 100.0%		$1,058,689,804

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.1%
Consumer Discretionary - 10.4%
Auto Components - 0.4%
Aisin Seiki Company, Ltd.	8,700	$278,725
American Axle &
Manufacturing Holdings, Inc. (I)	10,104	112,862
BorgWarner, Inc. (I) (L)	17,443	1,199,730
Bridgestone Corp.	30,100	703,116
Cheng Shin Rubber Industry Company, Ltd.	69,840	170,015
Cie Generale des Etablissements Michelin	5,520	394,703

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Continental AG	2,487	$246,861
Cooper Tire & Rubber Company	9,439	188,686
Dana Holding Corp.	22,345	305,233
Denso Corp.	22,400	751,876
Dorman Products, Inc. (I)	3,743	110,344
Drew Industries, Inc. (I)	2,939	85,143
Exide Technologies (I)	12,170	37,240
Federal-Mogul Corp. (I)	2,825	26,442
Fuel Systems Solutions, Inc. (I) (L)	2,195	38,632
Gentex Corp. (L)	27,524	482,220
Gentherm, Inc. (I)	4,555	54,068
GKN PLC	101,331	342,557
Hankook Tire Company, Ltd.	2,710	99,193
Hyundai Mobis	2,032	552,882
Hyundai Wia Corp.	460	73,283
Johnson Controls, Inc.	103,519	2,816,752
Koito Manufacturing Company, Ltd.	4,000	50,147
Magna International, Inc. (L)	8,012	345,758
Mando Corp.	373	53,113
Modine Manufacturing Company (I)	7,173	50,283
Nan Kang Rubber Tire Company, Ltd. (I)	17,000	24,656
NGK Spark Plug Company, Ltd.	8,000	86,864
NHK Spring Company, Ltd.	7,000	69,422
NOK Corp.	4,800	80,960
Nokian Renkaat OYJ	3,346	131,203
Pirelli & C. SpA	7,591	83,310
Spartan Motors, Inc.	5,299	26,442
Standard Motor Products, Inc.	3,028	53,414
Stanley Electric Company, Ltd.	6,500	96,636
Stoneridge, Inc. (I)	4,326	27,340
Sumitomo Rubber Industries, Ltd.	7,800	95,818
Superior Industries International, Inc.	3,531	60,345
Tenneco, Inc. (I)	9,189	279,070
The Goodyear Tire & Rubber Company (I)	37,242	454,352
Tower International, Inc. (I)	931	7,010
Toyoda Gosei Company, Ltd.	2,800	58,230
Toyota Boshoku Corp.	2,800	32,355
Toyota Industries Corp.	7,200	203,648

		11,440,939
Automobiles - 0.7%
Astra International Tbk PT	445,000	315,312
Bayerische Motoren Werke AG	10,265	742,714
Brilliance China Automotive Holdings, Ltd. (I)	150,000	147,040
Byd Company, Ltd., H Shares (I)	29,994	52,541
China Motor Corp.	21,000	19,300
Daihatsu Motor Company, Ltd.	9,000	147,856
Daimler AG	28,175	1,379,450
Dongfeng Motor Group Company, Ltd.,
H Shares	160,780	209,469
Fiat SpA (I)	27,764	150,764
Ford Motor Company	580,810	5,424,765
Fuji Heavy Industries, Ltd.	27,000	217,677
Geely Automobile Holdings Company, Ltd.	220,000	70,912
Great Wall Motor Company, Ltd.,
H Shares (L)	61,750	140,181
Guangzhou Automobile Group Company, Ltd.,
H Shares	129,219	90,446
Harley-Davidson, Inc.	35,235	1,478,461
Honda Motor Company, Ltd.	75,600	2,408,742
Hyundai Motor Company	4,591	977,794
Isuzu Motors, Ltd.	54,000	277,414
Kia Motors Corp.	7,855	515,188
Mahindra & Mahindra, Ltd., GDR	27,890	378,870
Mazda Motor Corp. (I)	114,000	138,326

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Mitsubishi Motors Corp. (I)	172,000	$160,985
Nissan Motor Company, Ltd.	114,900	1,079,375
Peugeot SA (I) (L)	6,850	51,669
Renault SA	5,993	279,207
Suzuki Motor Corp.	16,500	302,852
Tata Motors, Ltd., ADR (L)	19,100	403,392
Thor Industries, Inc.	8,071	253,752
Toyota Motor Corp.	128,200	5,098,064
Volkswagen AG	899	146,233
Winnebago Industries, Inc. (I)	4,474	51,451
Yamaha Motor Company, Ltd.	12,600	109,895
Yulon Motor Company, Ltd.	33,000	60,041

		23,280,138
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,726	78,602
Dah Chong Hong Holdings, Ltd.	50,000	45,572
Genuine Parts Company (L)	23,728	1,498,660
Imperial Holdings, Ltd.	12,345	299,522
Jardine Cycle and Carriage, Ltd.	5,254	195,396
Li & Fung, Ltd.	273,200	445,780
LKQ Corp. (I)	28,136	1,061,853
Pool Corp. (L)	7,212	284,081
VOXX International Corp. (I)	2,779	20,843
Weyco Group, Inc.	1,051	24,110

		3,954,419
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	2,728	91,934
Anhanguera Educacional Participacoes SA	6,600	98,225
Apollo Group, Inc., Class A (I)	15,356	412,309
Ascent Capital Group, Inc., Class A (I)	2,002	103,203
Benesse Holdings, Inc.	3,200	158,602
Bridgepoint Education, Inc. (I) (L)	2,554	25,182
Capella Education Company (I)	2,052	63,756
Career Education Corp. (I) (L)	7,579	23,874
Carriage Services, Inc.	2,550	23,052
Coinstar, Inc. (I) (L)	4,728	241,695
Collectors Universe, Inc.	902	13,241
Corinthian Colleges, Inc. (I) (L)	11,510	23,250
DeVry, Inc.	8,968	173,172
Education Management Corp. (I) (L)	3,974	11,882
Grand Canyon Education, Inc. (I)	6,056	127,903
H&R Block, Inc.	41,762	691,579
Hillenbrand, Inc.	8,377	151,791
ITT Educational Services, Inc. (I)	3,455	110,595
K12, Inc. (I) (L)	4,033	84,895
Lincoln Educational Services Corp.	3,561	15,134
Mac-Gray Corp.	1,866	24,407
Matthews International Corp., Class A (L)	9,673	289,513
National American University Holdings, Inc.	1,578	6,407
Regis Corp.	19,699	354,779
Service Corp. International	41,435	540,312
Sotheby’s (L)	23,169	724,263
Steiner Leisure, Ltd. (I)	2,320	108,437
Stewart Enterprises, Inc., Class A (L)	11,326	83,359
Strayer Education, Inc. (L)	4,059	262,942
Universal Technical Institute, Inc.	3,313	39,789

		5,079,482
Hotels, Restaurants & Leisure - 1.6%
Accor SA	4,539	143,063
AFC Enterprises, Inc. (I)	3,687	88,562
Ameristar Casinos, Inc.	5,037	84,873
Autogrill SpA	4,099	34,856
Bally Technologies, Inc. (I) (L)	8,226	364,330

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc. (I)	183	$64,306
BJ’s Restaurants, Inc. (I) (L)	3,712	152,378
Bluegreen Corp. (I)	2,223	12,693
Bob Evans Farms, Inc.	9,988	392,928
Boyd Gaming Corp. (I) (L)	8,391	50,430
Bravo Brio Restaurant Group, Inc. (I)	2,958	47,831
Brinker International, Inc.	14,387	495,776
Buffalo Wild Wings, Inc. (I)	2,802	215,138
Caesars Entertainment Corp. (I) (L)	5,589	40,129
Caribou Coffee Company, Inc. (I)	3,210	41,056
Carnival Corp. (L)	68,966	2,391,741
Carnival PLC	11,974	409,716
Carrols Restaurant Group, Inc. (I)	2,305	13,092
CEC Entertainment, Inc.	2,774	82,416
Chipotle Mexican Grill, Inc. (I)	4,825	1,392,688
Churchill Downs, Inc.	1,991	113,945
Compass Group PLC	125,066	1,408,626
Cracker Barrel Old Country Store, Inc.	2,916	183,650
Crown, Ltd.	23,331	216,970
Darden Restaurants, Inc.	19,580	1,017,181
Denny’s Corp. (I)	14,626	71,521
DineEquity, Inc. (I) (L)	2,313	122,520
Domino’s Pizza, Inc.	8,746	309,958
Echo Entertainment Group, Ltd.	42,748	180,596
Einstein Noah Restaurant Group, Inc.	938	16,209
Fiesta Restaurant Group, Inc. (I)	2,396	38,480
Formosa International Hotels Corp.	1,000	10,995
Frisch’s Restaurants, Inc.	514	16,967
Galaxy Entertainment Group, Ltd. (I) (L)	72,000	205,614
Gaylord Entertainment Company (I) (L)	4,688	190,052
Genting Singapore PLC	308,400	338,268
Ignite Restaurant Group, Inc. (I)	1,027	15,384
Intercontinental Hotels Group PLC	19,206	488,316
International Game Technology	44,926	552,141
International Speedway Corp., Class A	9,554	254,232
Interval Leisure Group, Inc.	5,905	108,947
Isle of Capri Casinos, Inc. (I)	3,366	21,071
Jack in the Box, Inc. (I)	6,703	174,881
Jamba, Inc. (I)	10,290	25,416
Jollibee Foods Corp.	9,000	21,444
Kangwon Land, Inc.	2,810	57,528
Krispy Kreme Doughnuts, Inc. (I)	8,949	66,044
Life Time Fitness, Inc. (I) (L)	14,671	696,579
Luby’s, Inc. (I)	3,208	19,184
Marcus Corp.	3,015	38,924
Marriott International, Inc., Class A (L)	40,300	1,518,504
Marriott Vacations Worldwide Corp. (I)	4,013	128,898
McDonald’s Corp.	154,662	13,840,702
McDonald’s Holdings Company, Ltd.	3,000	85,114
MGM China Holdings, Ltd.	47,600	79,435
Monarch Casino & Resort, Inc. (I)	1,532	11,551
Morgans Hotel Group Company (I)	3,332	17,260
MTR Gaming Group, Inc. (I)	3,712	13,530
Multimedia Games Holding Company, Inc. (I)	4,153	65,078
Nathan’s Famous, Inc. (I)	421	13,417
OPAP SA	7,706	53,299
Orient Express Hotels, Ltd., Class A (I) (L)	14,606	128,387
Oriental Land Company, Ltd.	2,300	310,561
Panera Bread Company, Class A (I)	5,675	879,058
Papa John’s International, Inc. (I)	2,719	140,001
Peet’s Coffee & Tea, Inc. (I)	2,001	147,074
Pinnacle Entertainment, Inc. (I)	9,458	104,700
Premier Exhibitions, Inc. (I)	4,013	9,110
Red Lion Hotels Corp. (I)	2,227	16,213
Red Robin Gourmet Burgers, Inc. (I) (L)	2,214	68,656

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Ruby Tuesday, Inc. (I)	9,651	$65,241
Ruth’s Hospitality Group, Inc. (I) (L)	5,237	32,050
Sands China, Ltd.	116,852	414,748
Scientific Games Corp., Class A (I)	19,857	145,552
Shangri-La Asia, Ltd.	76,500	143,313
Shuffle Master, Inc. (I)	8,344	126,578
Six Flags Entertainment Corp.	5,993	330,993
SJM Holdings, Ltd.	94,384	200,768
Sodexo	2,929	231,229
Sonic Corp. (I)	9,167	85,895
Speedway Motorsports, Inc.	1,789	27,425
Starbucks Corp.	115,436	5,726,780
Starwood Hotels & Resorts Worldwide, Inc.	30,080	1,658,310
Tabcorp Holdings, Ltd.	39,518	119,502
Tatts Group, Ltd.	76,538	215,546
Texas Roadhouse, Inc., Class A	9,441	162,102
The Cheesecake Factory, Inc.	18,468	613,322
The Wendy’s Company (L)	56,614	241,742
Tim Hortons, Inc.	5,757	290,843
Town Sports International Holdings, Inc. (I)	3,490	45,440
TUI Travel PLC	30,014	100,531
Vail Resorts, Inc. (L)	5,456	281,257
Whitbread PLC	11,817	398,845
WMS Industries, Inc. (I) (L)	18,850	300,281
Wyndham Worldwide Corp.	22,206	1,157,821
Wynn Macau, Ltd.	75,150	174,181
Wynn Resorts, Ltd.	12,085	1,246,809
Yum! Brands, Inc.	70,092	4,466,262

		50,133,559
Household Durables - 0.5%
American Greetings Corp., Class A (L)	5,293	76,166
Bassett Furniture Industries, Inc.	1,787	21,605
Beazer Homes USA, Inc. (I) (L)	18,587	54,646
Blyth, Inc.	1,564	66,188
Casio Computer Company, Ltd. (L)	11,200	81,612
Cavco Industries, Inc. (I)	1,078	49,372
CSS Industries, Inc.	1,486	29,675
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	16,100	130,948
D.R. Horton, Inc. (L)	42,638	809,696
Electrolux AB	8,356	201,711
Ethan Allen Interiors, Inc.	3,646	80,504
Flexsteel Industries, Inc.	692	13,577
Haier Electronics Group Company, Ltd. (I)	51,000	60,375
Harman International Industries, Inc.	10,726	493,718
Helen of Troy, Ltd. (I)	4,787	150,503
Hooker Furniture Corp.	1,730	19,636
Hovnanian Enterprises, Inc., Class A (I) (L)	15,358	44,845
Husqvarna AB, B Shares	13,726	65,650
iRobot Corp. (I)	4,160	104,790
Jarden Corp.	14,583	704,796
KB Home (L)	25,433	280,780
La-Z-Boy, Inc. (I)	7,802	107,668
Leggett & Platt, Inc.	21,334	506,469
Lennar Corp., Class A (L)	24,765	803,129
LG Electronics, Inc.	3,175	198,026
Libbey, Inc. (I)	3,152	46,303
Lifetime Brands, Inc.	1,424	15,607
M/I Homes, Inc. (I)	2,871	55,410
MDC Holdings, Inc.	13,015	451,360
Meritage Homes Corp. (I) (L)	4,624	172,336
Mohawk Industries, Inc. (I)	10,926	787,218
MRV Engenharia e Participacoes SA	16,900	98,075
Newell Rubbermaid, Inc.	44,120	791,072

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
NVR, Inc. (I)	967	$800,850
Panasonic Corp.	102,600	702,906
PDG Realty SA Empreendimentos
e Participacoes	60,500	117,727
PIK Group, GDR (I)	9,000	20,445
PulteGroup, Inc. (I)	51,381	702,892
Rinnai Corp.	1,600	116,722
Sealy Corp. (I) (L)	7,334	11,734
Sekisui Chemical Company, Ltd.	21,000	172,371
Sekisui House, Ltd.	26,000	244,676
Sharp Corp. (L)	46,000	117,094
Skullcandy, Inc. (I) (L)	2,435	37,353
Sony Corp.	46,500	524,372
Standard Pacific Corp. (I) (L)	16,402	109,893
Steinhoff International Holdings, Ltd. (I)	81,865	255,627
Tempur-Pedic International, Inc. (I)	11,365	355,043
The Ryland Group, Inc. (L)	6,746	180,860
Toll Brothers, Inc. (I)	28,003	916,258
Tupperware Brands Corp.	10,672	570,739
Universal Electronics, Inc. (I)	2,272	34,693
Whirlpool Corp.	11,758	887,259
Woongjin Coway Company, Ltd.	1,670	57,981
Zagg, Inc. (I)	3,918	29,503

		14,540,464
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	3,976	14,294
Amazon.com, Inc. (I)	54,852	13,615,912
Blue Nile, Inc. (I)	2,086	78,058
CafePress, Inc. (I)	696	6,466
Expedia, Inc. (L)	14,667	753,297
Geeknet, Inc. (I)	702	12,636
HSN, Inc.	13,222	595,387
Netflix, Inc. (I) (L)	8,449	504,574
NutriSystem, Inc.	4,314	44,348
Orbitz Worldwide, Inc. (I)	3,361	9,545
Overstock.com, Inc. (I) (L)	1,716	15,015
PetMed Express, Inc.	3,037	31,220
priceline.com, Inc. (I)	7,578	4,581,431
Rakuten, Inc.	33,700	325,976
Shutterfly, Inc. (I) (L)	5,402	160,710
TripAdvisor, Inc. (I) (L)	15,377	514,207
Vitacost.com, Inc. (I)	3,224	20,311

		21,283,387
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I) (L)	1,913	82,756
Black Diamond, Inc. (I)	3,260	31,492
Brunswick Corp.	13,506	319,957
Callaway Golf Company (L)	9,915	57,011
Giant Manufacturing Company, Ltd.	11,000	55,508
Hasbro, Inc. (L)	17,761	666,215
JAKKS Pacific, Inc. (L)	4,000	66,560
Johnson Outdoors, Inc. (I)	917	18,606
LeapFrog Enterprises, Inc. (I)	7,623	82,633
Mattel, Inc.	51,832	1,821,376
Namco Bandai Holdings, Inc.	8,500	135,152
Nikon Corp.	15,900	440,725
Polaris Industries, Inc.	13,108	985,591
Sankyo Company, Ltd.	2,400	111,073
Sega Sammy Holdings, Inc.	9,500	197,217
Shimano, Inc.	3,500	252,722
Smith & Wesson Holding Corp. (I)	9,784	78,663
Steinway Musical Instruments, Inc. (I)	1,079	26,867
Sturm Ruger & Company, Inc. (L)	2,894	125,310

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Yamaha Corp.	7,100	$71,708

		5,627,142
Media - 2.6%
AMC Networks, Inc., Class A (I)	10,953	430,891
Arbitron, Inc.	4,006	140,891
Axel Springer AG	1,284	58,323
Beasley Broadcasting Group, Inc. (I)	722	3,141
BEC World PCL	44,400	73,681
Belo Corp., Class A	14,256	104,069
British Sky Broadcasting Group PLC	73,936	892,134
Cablevision Systems Corp., Class A	32,594	487,280
Carmike Cinemas, Inc. (I)	2,638	30,337
CBS Corp., Class B	98,640	3,584,578
Central European
Media Enterprises, Ltd. (I) (L)	5,602	31,371
Cinemark Holdings, Inc.	19,502	456,737
Comcast Corp., Class A	410,328	13,758,298
Crown Media Holdings, Inc. (I)	5,420	9,322
Cumulus Media, Inc., Class A (I)	8,346	23,118
Daily Journal Corp. (I)	164	14,662
Dentsu, Inc.	8,400	213,882
Dial Global, Inc. (I)	759	1,989
Digital Domain Media Group, Inc. (I) (L)	1,587	3,285
Digital Generation, Inc. (I) (L)	4,223	47,086
DIRECTV (I)	99,684	5,192,540
Discovery Communications, Inc., Series A (I)	38,801	2,127,847
DreamWorks Animation
SKG, Inc., Class A (I) (L)	13,635	231,386
Entercom Communications Corp., Class A (I)	3,642	23,054
Entravision Communications Corp., Class A	7,861	8,962
Eutelsat Communications	4,046	124,034
EW Scripps Company, Class A (I)	4,535	47,028
Fairfax Media, Ltd. (L)	129,476	56,541
Fisher Communications, Inc. (I)	1,348	48,070
Gannett Company, Inc. (L)	35,758	545,667
Global Sources, Ltd. (I)	3,003	17,568
Hakuhodo DY Holdings, Inc.	1,110	72,847
Harte-Hanks, Inc.	6,781	47,196
ITV PLC	245,158	323,429
JCDecaux SA	2,058	46,930
John Wiley & Sons, Inc.	8,914	439,817
Journal Communications, Inc., Class A (I)	6,540	35,054
Jupiter Telecommunications Company, Ltd.	96	97,854
Kabel Deutschland Holding AG (I)	2,888	191,005
Lagardere SCA	3,590	100,523
Lamar Advertising Company, Class A (I) (L)	11,212	371,341
LIN TV Corp., Class A (I)	4,723	19,128
Lions Gate Entertainment Corp. (I)	12,790	189,036
Live Nation Entertainment, Inc. (I) (L)	21,157	180,258
Martha Stewart Living
Omnimedia, Inc., Class A	4,068	12,041
MDC Partners, Inc., Class A	3,983	40,268
Mediaset SpA	23,003	45,983
Meredith Corp. (L)	12,577	409,507
Modern Times Group AB, B Shares	1,542	70,277
Naspers, Ltd.	26,897	1,558,560
National CineMedia, Inc.	8,514	123,453
News Corp., Class A	320,629	7,499,512
Nexstar Broadcasting Group, Inc. (I)	1,757	15,216
Omnicom Group, Inc.	41,491	2,131,393
Outdoor Channel Holdings, Inc.	2,321	16,201
Pearson PLC	53,877	1,021,096
Publicis Groupe SA	4,548	235,676
ReachLocal, Inc. (I)	1,575	19,798

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Reading International, Inc. (I)	2,492	$15,974
Reed Elsevier NV	22,788	297,122
Reed Elsevier PLC	80,318	753,477
Rentrak Corp. (I)	1,457	25,425
Saga Communications, Inc., Class A (I)	548	22,358
Salem Communications Corp., Class A	1,584	7,872
Scholastic Corp. (L)	8,736	266,885
Scripps Networks Interactive, Inc., Class A	14,107	833,724
SES SA	8,647	222,247
Shaw Communications, Inc., Class B (L)	13,629	278,733
Sinclair Broadcast Group, Inc., Class A	7,683	88,815
Singapore Press Holdings, Ltd.	81,000	258,087
The Interpublic Group of Companies, Inc.	67,427	717,423
The McClatchy Company, Class A (I) (L)	9,221	14,385
The McGraw-Hill Companies, Inc.	42,567	2,179,430
The New York Times Company, Class A (I)	43,771	402,255
The Walt Disney Company (L)	272,018	13,456,730
The Washington Post Company, Class B (L)	730	257,325
Thomson Reuters Corp. (L)	13,446	381,658
Time Warner Cable, Inc.	47,558	4,224,102
Time Warner, Inc.	146,089	6,069,998
Toho Company, Ltd.	5,300	92,374
Valassis Communications, Inc. (I) (L)	14,615	366,398
Value Line, Inc.	300	3,375
Viacom, Inc., Class B	80,329	4,017,253
Wolters Kluwer NV	10,200	182,976
World Wrestling
Entertainment, Inc., Class A (L)	4,113	36,523
WPP PLC	83,355	1,079,446

		80,653,541
Multiline Retail - 0.6%
Big Lots, Inc. (I) (L)	9,695	295,116
Canadian Tire Corp., Ltd.	2,851	206,128
Dollar Tree, Inc. (I)	35,301	1,700,449
Family Dollar Stores, Inc.	17,766	1,130,628
Far Eastern Department Stores Company, Ltd.	38,480	37,930
Fred’s, Inc., Class A (L)	5,576	74,328
Golden Eagle Retail Group, Ltd.	41,000	75,820
Gordmans Stores, Inc. (I)	1,295	22,766
Harvey Norman Holding, Ltd. (L)	30,577	64,832
Hyundai Department Store Company, Ltd.	455	57,354
Intime Department Store Group Company, Ltd.	60,000	61,882
Isetan Mitsukoshi Holdings, Ltd.	16,640	174,209
J Front Retailing Company, Ltd.	22,000	110,365
J.C. Penney Company, Inc. (L)	22,289	581,297
Kohl’s Corp.	36,493	1,904,935
Lifestyle International Holdings, Ltd.	24,500	53,830
Lojas Renner SA	6,500	214,286
Lotte Shopping Company, Ltd.	304	85,948
Macy’s, Inc.	62,877	2,534,572
Marks & Spencer Group PLC	106,034	602,718
Marui Group Company, Ltd.	10,700	78,685
Next PLC	11,138	632,416
Nordstrom, Inc.	24,376	1,409,664
Parkson Retail Group, Ltd.	83,500	68,111
PPR	2,358	367,425
Saks, Inc. (I) (L)	46,971	551,909
Sears Holdings Corp. (I) (L)	5,823	307,163
Shinsegae Company, Ltd.	206	41,165
Takashimaya Company, Ltd.	12,000	85,913
Target Corp.	100,628	6,449,249
The Bon-Ton Stores, Inc. (L)	1,819	19,081
Tuesday Morning Corp. (I)	6,260	34,993

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Woolworths Holdings, Ltd.	52,009	$370,921

		20,406,088
Specialty Retail - 2.0%
Aaron’s, Inc.	14,514	433,533
ABC-MART, Inc.	1,200	50,280
Abercrombie & Fitch Company, Class A	12,564	452,178
Advance Auto Parts, Inc.	14,031	997,885
Aeropostale, Inc. (I)	27,764	386,753
American Eagle Outfitters, Inc.	37,402	831,820
Americas Car-Mart, Inc. (I)	1,213	55,325
ANN, Inc. (I)	16,675	593,297
Asbury Automotive Group, Inc. (I)	4,216	116,741
Ascena Retail Group, Inc. (I)	25,860	512,028
AutoNation, Inc. (I) (L)	6,322	254,144
AutoZone, Inc. (I)	4,056	1,466,812
Barnes & Noble, Inc. (I) (L)	12,080	144,598
bebe stores, Inc.	5,726	31,092
Bed Bath & Beyond, Inc. (I)	35,381	2,376,542
Belle International Holdings, Ltd.	277,888	503,041
Best Buy Company, Inc. (L)	42,184	748,344
Big 5 Sporting Goods Corp.	2,639	22,484
Body Central Corp. (I)	2,412	21,177
Brown Shoe Company, Inc.	6,455	96,890
Cabela’s, Inc. (I)	7,055	338,711
CarMax, Inc. (I)	34,729	1,062,360
Casual Male Retail Group, Inc. (I)	6,539	26,941
Chico’s FAS, Inc.	32,004	606,156
China ZhengTong Auto
Services Holdings, Ltd. (I)	54,500	32,690
Cia Hering	7,500	163,863
Citi Trends, Inc. (I)	2,361	27,423
Collective Brands, Inc. (I)	20,886	451,973
Conn’s, Inc. (I) (L)	2,380	55,121
Destination Maternity Corp.	2,076	38,095
Dick’s Sporting Goods, Inc. (L)	18,037	897,521
Express, Inc. (I)	13,519	211,032
Fast Retailing Company, Ltd.	2,500	585,620
Foot Locker, Inc.	28,930	1,000,110
Francesca’s Holdings Corp. (I)	5,258	185,765
GameStop Corp., Class A (L)	19,829	378,337
Genesco, Inc. (I)	3,694	260,981
GOME Electrical Appliances Holdings, Ltd.	599,695	52,768
Group 1 Automotive, Inc. (L)	3,462	190,445
Guess?, Inc. (L)	12,364	322,206
Haverty Furniture Companies, Inc.	2,861	37,422
Hengdeli Holdings, Ltd.	132,000	34,820
Hennes & Mauritz AB, B Shares	32,911	1,188,245
hhgregg, Inc. (I) (L)	2,364	16,761
Hibbett Sports, Inc. (I) (L)	3,995	231,870
Hot Topic, Inc.	6,349	59,998
Hotai Motor Company, Ltd.	10,000	72,355
Inditex SA	6,792	753,408
Jos A. Bank Clothiers, Inc. (I) (L)	4,214	202,988
Kingfisher PLC	156,663	685,929
Kirkland’s, Inc. (I)	2,198	21,321
Limited Brands, Inc.	36,773	1,787,168
Lithia Motors, Inc., Class A	3,273	95,604
Lowe’s Companies, Inc.	179,084	5,100,312
Lumber Liquidators Holdings, Inc. (I) (L)	4,157	193,966
MarineMax, Inc. (I)	3,040	21,918
Mattress Firm Holding Corp. (I) (L)	1,660	53,435
Monro Muffler Brake, Inc. (L)	4,683	158,520
Mr. Price Group, Ltd.	16,500	267,030
New York & Company, Inc. (I)	4,303	16,050

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Nitori Holdings Company, Ltd.	1,600	$160,439
O’Reilly Automotive, Inc. (I)	19,190	1,630,191
Office Depot, Inc. (I)	96,957	148,344
OfficeMax, Inc. (L)	13,069	75,931
Orchard Supply Hardware Stores Corp. (I)	293	4,196
Penske Automotive Group, Inc. (L)	6,422	171,082
Perfumania Holdings, Inc. (I)	785	6,492
PetSmart, Inc.	20,688	1,467,193
Pier 1 Imports, Inc.	14,670	271,102
RadioShack Corp. (L)	33,975	82,559
Rent-A-Center, Inc. (L)	20,339	717,560
Ross Stores, Inc.	34,331	2,375,362
rue21, Inc. (I) (L)	2,331	65,991
Sanrio Company, Ltd. (L)	2,100	72,651
Select Comfort Corp. (I)	8,567	244,759
Shimamura Company, Ltd.	1,000	118,814
Shoe Carnival, Inc.	2,181	47,982
Signet Jewelers, Ltd.	16,243	744,904
Sonic Automotive, Inc. (L)	6,081	108,667
Stage Stores, Inc.	4,619	98,939
Staples, Inc.	104,885	1,145,344
Stein Mart, Inc. (I)	4,263	38,538
Systemax, Inc. (I)	1,660	19,339
Teavana Holdings, Inc. (I)	1,386	15,246
The Buckle, Inc. (L)	4,189	190,767
The Cato Corp., Class A	4,139	121,562
The Children’s Place Retail Stores, Inc. (I)	3,668	208,856
The Finish Line, Inc., Class A (L)	7,686	176,471
The Foschini Group, Ltd.	14,222	227,950
The Gap, Inc.	50,629	1,813,531
The Home Depot, Inc.	232,950	13,219,913
The Men’s Wearhouse, Inc.	7,691	243,036
The Pep Boys - Manny, Moe & Jack (L)	7,960	71,560
The Wet Seal, Inc., Class A (I) (L)	13,871	40,226
Tiffany & Company (L)	19,286	1,194,768
Tilly’s, Inc. (I)	1,415	25,951
TJX Companies, Inc.	112,765	5,163,509
Tractor Supply Company	13,752	1,313,041
Truworths International, Ltd.	30,189	342,073
Urban Outfitters, Inc. (I)	16,970	637,054
USS Company, Ltd.	1,040	111,857
Vitamin Shoppe, Inc. (I) (L)	4,445	238,296
West Marine, Inc. (I)	2,341	24,346
Williams-Sonoma, Inc.	19,006	779,626
Winmark Corp.	347	17,142
Yamada Denki Company, Ltd.	4,050	195,706
Zhongsheng Group Holdings, Ltd.	35,000	44,082
Zumiez, Inc. (I)	3,309	96,590

		64,311,740
Textiles, Apparel & Luxury Goods - 0.8%
Adidas AG	6,621	517,416
Anta Sports Products, Ltd.	53,000	31,739
Asics Corp.	7,100	94,087
Bosideng International Holdings, Ltd.	170,000	47,113
Burberry Group PLC	29,163	624,812
Carter’s, Inc. (I)	9,787	545,234
Cherokee, Inc.	1,345	17,687
Christian Dior SA	1,714	243,271
Cie Financiere Richemont SA	20,829	1,274,672
Coach, Inc.	43,735	2,542,316
Columbia Sportswear Company (L)	1,868	97,678
Crocs, Inc. (I) (L)	13,591	237,707
Culp, Inc.	1,320	14,045
Daphne International Holdings, Ltd.	56,000	56,171

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp. (I) (L)	7,345	$363,724
Delta Apparel, Inc. (I)	1,135	16,083
Fifth & Pacific Companies, Inc. (I)	16,426	217,645
Formosa Taffeta Company, Ltd.	32,000	29,253
Fossil, Inc. (I)	7,917	672,549
G-III Apparel Group, Ltd. (I) (L)	2,511	79,699
Gildan Activewear, Inc.	4,270	129,519
Hanesbrands, Inc. (I)	18,620	603,847
Hugo Boss AG	800	73,844
Iconix Brand Group, Inc. (I) (L)	10,739	200,819
K-Swiss, Inc., Class A (I) (L)	3,835	10,853
Kenneth Cole Productions, Inc., Class A (I)	1,182	17,931
Luxottica Group SpA	3,900	141,973
LVMH Moet Hennessy Louis Vuitton SA	7,929	1,291,710
Maidenform Brands, Inc. (I) (L)	3,560	78,996
Movado Group, Inc.	2,671	93,912
NIKE, Inc., Class B	55,807	5,433,370
Oxford Industries, Inc.	2,120	115,604
Perry Ellis International, Inc. (I)	1,834	37,817
Pou Chen Corp.	89,000	86,170
PVH Corp.	13,435	1,261,547
Quiksilver, Inc. (I)	19,720	61,724
Ralph Lauren Corp.	9,877	1,566,986
RG Barry Corp.	1,364	19,560
Ruentex Industries, Ltd.	18,000	35,136
Skechers U.S.A., Inc., Class A (I)	5,708	123,692
Steven Madden, Ltd. (I)	5,941	254,988
The Jones Group, Inc.	12,406	157,184
The Swatch Group AG	1,232	503,394
The Swatch Group AG (Swiss Exchange)	1,707	120,343
The Warnaco Group, Inc. (I)	14,034	721,628
True Religion Apparel, Inc.	3,903	90,511
Tumi Holdings, Inc. (I)	3,262	68,698
Under Armour, Inc., Class A (I) (L)	14,129	822,449
Unifi, Inc. (I)	2,125	23,545
Vera Bradley, Inc. (I) (L)	3,045	64,645
VF Corp.	13,173	2,011,254
Wolverine World Wide, Inc.	7,353	345,812
Yue Yuen Industrial Holdings, Ltd.	37,000	107,410

		24,399,772

		325,110,671
Consumer Staples - 9.5%
Beverages - 2.1%
Anheuser-Busch InBev NV	25,137	2,114,107
Asahi Group Holdings, Ltd.	18,400	446,975
Beam, Inc.	23,985	1,399,765
Brown-Forman Corp., Class B	22,693	1,454,621
Central European Distribution Corp. (I) (L)	9,723	26,544
Coca Cola Hellenic Bottling Company SA (I)	6,646	124,209
Coca-Cola Amatil, Ltd.	33,685	476,996
Coca-Cola Bottling Company Consolidated	724	49,695
Coca-Cola Enterprises, Inc.	45,662	1,348,399
Coca-Cola West Japan Company, Ltd.	3,400	56,533
Companhia de Bebidas das Americas	40,200	1,521,932
Constellation Brands, Inc., Class A (I)	23,168	763,154
Craft Brewers Alliance, Inc. (I)	1,562	12,418
Diageo PLC	165,744	4,534,102
Dr. Pepper Snapple Group, Inc.	32,238	1,444,585
Heineken Holding NV (L)	3,662	169,164
Heineken NV	7,656	423,887
Kirin Holdings Company, Ltd.	41,000	512,669
Molson Coors Brewing Company, Class B	23,920	1,065,397
Monster Beverage Corp. (I)	23,331	1,374,896

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
National Beverage Corp. (I)	1,699	$25,281
PepsiCo, Inc.	238,019	17,239,716
Pernod-Ricard SA	6,672	717,891
Remy Cointreau SA	750	85,609
SABMiller PLC	63,312	2,789,694
The Boston Beer Company, Inc. (I)	1,175	121,060
The Coca-Cola Company	686,662	25,681,159
Tsingtao Brewery Company, Ltd., H Shares	18,000	96,781

		66,077,239
Food & Staples Retailing - 2.1%
Aeon Company, Ltd. (L)	28,200	324,741
Alimentation Couche Tard, Inc.	4,378	222,686
Carrefour SA	17,811	372,717
Casey’s General Stores, Inc.	5,787	327,255
Casino Guichard Perrachon SA	1,742	154,548
China Resources Enterprises, Ltd.	70,855	212,101
Colruyt SA	2,404	113,985
Costco Wholesale Corp.	65,798	6,439,650
CP ALL PCL	158,600	174,619
CVS Caremark Corp.	195,031	8,883,662
Delhaize Group SA	3,234	128,063
Distribuidora Internacional
de Alimentacion SA	19,546	103,720
E-Mart Company, Ltd.	629	137,235
Empire Company, Ltd.	1,140	66,128
FamilyMart Company, Ltd.	2,800	135,113
George Weston, Ltd.	1,849	119,053
Harris Teeter Supermarkets, Inc.	16,077	628,128
Ingles Markets, Inc.	2,048	32,707
J Sainsbury PLC	81,378	423,420
Jeronimo Martins SGPS SA	7,058	117,868
Kesko OYJ, B Shares	1,898	50,158
Koninklijke Ahold NV (L)	34,003	420,322
Lawson, Inc. (L)	2,900	222,178
Loblaw Companies, Ltd. (L)	4,134	145,272
Magnit OJSC, GDR	13,118	417,123
Massmart Holdings, Ltd.	7,519	152,101
Metcash, Ltd.	50,653	191,810
Metro AG	4,105	123,545
Metro, Inc. (L)	3,725	216,377
Nash Finch Company	1,831	36,052
Olam International, Ltd.	81,789	126,316
Pick’n Pay Stores, Ltd.	17,355	91,749
President Chain Store Corp.	22,000	117,284
Pricesmart, Inc. (L)	2,749	201,062
Raia Drogasil SA	10,700	113,173
Rite Aid Corp. (I)	99,756	118,710
Roundy’s, Inc. (L)	3,236	24,238
Safeway, Inc. (L)	36,586	572,571
Seven & I Holdings Company, Ltd. (L)	35,100	1,067,655
Shoppers Drug Mart Corp. (L)	7,797	331,338
Shoprite Holdings, Ltd.	29,680	596,077
Spartan Stores, Inc. (L)	3,342	51,166
Sun Art Retail Group, Ltd.	114,500	144,535
SUPERVALU, Inc. (L)	72,563	172,700
Susser Holdings Corp. (I)	1,707	58,072
Sysco Corp. (L)	89,147	2,701,154
Tesco PLC	530,427	2,835,602
The Andersons, Inc.	2,810	112,878
The Chefs’ Warehouse, Inc. (I)	1,644	25,268
The Kroger Company	85,374	1,902,133
The Pantry, Inc. (I)	3,664	51,369
The Spar Group, Ltd.	12,158	179,008
United Natural Foods, Inc. (I)	7,391	424,835

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Village Super Market, Inc.	1,320	$43,996
Wal-Mart Stores, Inc.	262,619	19,066,139
Walgreen Company	131,301	4,695,324
Weis Markets, Inc.	1,718	72,414
Wesfarmers, Ltd.	58,413	2,089,562
Whole Foods Market, Inc.	24,863	2,405,495
WM Morrison Supermarkets PLC	158,380	703,058
Woolworths, Ltd.	71,191	2,181,860
Wumart Stores, Inc., H Shares	31,000	51,993

		64,421,071
Food Products - 2.0%
Ajinomoto Company, Inc.	31,000	472,995
Alico, Inc.	576	18,219
Annie’s, Inc. (I) (L)	768	31,910
Archer-Daniels-Midland Company	100,221	2,680,912
Aryzta AG (I)	3,592	176,250
Associated British Foods PLC	24,267	509,593
Astra Agro Lestari Tbk PT	17,000	39,802
B&G Foods, Inc.	7,302	213,730
Barry Callebaut AG (I)	82	77,440
BRF - Brasil Foods SA	35,100	563,876
Cal-Maine Foods, Inc. (L)	2,190	87,994
Calavo Growers, Inc.	1,831	48,412
Campbell Soup Company (L)	26,931	946,355
Charoen Pokphand Foods PCL	118,200	119,765
Charoen Pokphand Indonesia Tbk PT	293,000	83,113
China Agri-Industries Holdings, Ltd.	100,784	49,986
China Mengniu Dairy Company, Ltd.	74,498	224,109
China Yurun Food Group, Ltd. (I) (L)	84,400	51,620
Chiquita Brands International, Inc. (I)	7,005	42,030
CJ CheilJedang Corp.	251	67,832
ConAgra Foods, Inc.	63,214	1,587,304
Danone SA	18,136	1,128,695
Darling International, Inc. (I)	17,772	295,371
Dean Foods Company (I)	28,079	461,057
Diamond Foods, Inc.	3,345	65,796
Dole Food Company, Inc. (I) (L)	5,439	70,054
Farmer Brothers Company (I)	1,038	9,788
Flowers Foods, Inc.	21,529	444,574
Fresh Del Monte Produce, Inc.	5,744	141,877
General Mills, Inc.	98,513	3,874,516
Golden Agri-Resources, Ltd.	346,240	197,832
Green Mountain Coffee Roasters, Inc. (I) (L)	24,906	605,465
H.J. Heinz Company	48,684	2,712,672
Hillshire Brands Company	22,653	590,564
Hormel Foods Corp.	20,865	599,243
Indofood Sukses Makmur Tbk PT	150,500	85,319
Ingredion, Inc.	14,567	784,142
Inventure Foods, Inc. (I)	2,083	12,519
J&J Snack Foods Corp.	2,250	128,475
JBS SA (I)	22,300	63,388
John B. Sanfilippo & Son, Inc. (I)	1,171	18,139
Kellogg Company	37,537	1,901,249
Kerry Group PLC	4,491	215,404
Kerry Group PLC (London Exchange)	2,564	122,837
Kikkoman Corp.	8,000	105,939
Kraft Foods, Inc., Class A	269,830	11,206,040
Lancaster Colony Corp.	6,602	478,249
Lifeway Foods, Inc.	735	7,019
Limoneira Company	1,291	22,889
Lindt & Spruengli AG - PC (I)	36	112,108
Lindt & Spruengli AG - REG (I)	4	144,472
Lotte Confectionery Company, Ltd.	23	32,962

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
McCormick & Company, Inc., Non-
Voting Shares	20,180	$1,239,859
Mead Johnson Nutrition Company	31,030	2,275,430
MEIJI Holdings Company, Ltd.	3,000	140,084
Nestle SA	131,477	8,169,492
Nippon Meat Packers, Inc.	9,000	121,432
Nisshin Seifun Group, Inc.	9,500	115,398
Nissin Food Products Company, Ltd.	3,000	116,021
Omega Protein Corp. (I)	3,007	21,711
Orion Corp.	110	89,300
Pilgrim’s Pride Corp. (I)	9,220	49,050
Post Holdings, Inc. (I)	9,424	281,306
Ralcorp Holdings, Inc. (I)	10,538	747,776
Sanderson Farms, Inc. (L)	3,472	152,837
Saputo, Inc. (L)	4,858	204,817
Seneca Foods Corp., Class A (I)	1,363	38,995
Smart Balance, Inc. (I)	8,889	103,024
Smithfield Foods, Inc. (I)	29,116	562,521
Snyders-Lance, Inc.	6,679	156,222
Standard Foods Corp.	11,920	31,693
Suedzucker AG	2,266	75,926
Tate & Lyle PLC	31,804	330,874
The Hain Celestial Group, Inc. (I)	5,571	384,343
The Hershey Company	23,146	1,662,346
The J.M. Smucker Company	17,253	1,465,987
Tiger Brands, Ltd.	11,373	374,275
Tingyi Cayman Islands Holding Corp.	118,000	350,734
Tootsie Roll Industries, Inc. (L)	8,440	214,123
Toyo Suisan Kaisha, Ltd.	4,000	99,443
TreeHouse Foods, Inc. (I)	5,434	282,296
Tyson Foods, Inc., Class A	43,948	688,226
Uni-President China Holdings, Ltd.	67,000	69,218
Uni-President Enterprises Corp.	163,710	262,862
Unilever NV	51,717	1,801,862
Unilever PLC	85,065	3,058,939
Viterra, Inc.	12,137	198,723
Want Want China Holdings, Ltd.	358,000	446,309
Westway Group, Inc. (I)	1,874	12,912
Wilmar International, Ltd.	98,000	246,531
Yakult Honsha Company, Ltd. (L)	4,700	201,938
Yamazaki Baking Company, Ltd.	6,000	78,984

		61,655,720
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	5,814	68,605
Church & Dwight Company, Inc.	26,510	1,451,157
Colgate-Palmolive Company	72,632	7,721,508
Energizer Holdings, Inc.	12,480	859,872
Harbinger Group, Inc. (I)	6,271	52,426
Henkel AG & Company, KGaA	4,215	261,451
Kimberly-Clark Corp.	59,677	4,988,997
LG Household & Health Care, Ltd.	290	159,263
Oil-Dri Corp of America	782	17,908
Orchids Paper Products Company (L)	901	16,146
Reckitt Benckiser Group PLC	43,854	2,479,668
Spectrum Brands Holdings, Inc.	3,469	127,763
Svenska Cellulosa AB, B Shares	19,725	352,083
The Clorox Company	19,795	1,440,086
The Procter & Gamble Company	417,015	28,019,238
Unicharm Corp.	5,500	319,963
Unilever Indonesia Tbk PT	37,000	105,306
WD-40 Company	2,414	117,827

		48,559,267

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.2%
Amorepacific Corp.	100	$103,094
Avon Products, Inc.	65,715	1,015,297
Beiersdorf AG	3,386	242,459
Elizabeth Arden, Inc. (I)	3,813	177,457
Hengan International Group Company, Ltd.	44,500	446,953
Hypermarcas SA (I)	18,900	121,320
Inter Parfums, Inc.	2,526	41,932
Kao Corp.	25,000	756,230
L’Oreal SA	7,597	932,621
Medifast, Inc. (I)	2,079	57,983
Natura Cosmeticos SA	9,400	235,706
Nature’s Sunshine Products, Inc.	1,766	27,850
Nutraceutical International Corp. (I)	1,298	19,859
Prestige Brands Holdings, Inc. (I)	7,592	121,928
Revlon, Inc. (I)	1,714	22,745
Schiff Nutrition International, Inc. (I)	2,032	39,177
Shiseido Company, Ltd.	17,500	249,889
Synutra International, Inc. (I) (L)	2,844	15,727
The Estee Lauder Companies, Inc., Class A	34,313	2,057,064
The Female Health Company	2,999	20,243
USANA Health Sciences, Inc. (I)	900	40,815

		6,746,349
Tobacco - 1.6%
Alliance One International, Inc. (I) (L)	13,601	39,443
Altria Group, Inc.	309,681	10,516,767
British American Tobacco PLC	130,224	6,817,613
Gudang Garam Tbk PT	19,500	102,658
Imperial Tobacco Group PLC	66,381	2,585,794
Japan Tobacco, Inc.	41,900	1,265,250
KT&G Corp.	3,332	252,469
Lorillard, Inc.	19,863	2,493,005
Philip Morris International, Inc.	259,568	23,179,422
Reynolds American, Inc.	50,447	2,325,607
Souza Cruz SA	20,500	274,794
Star Scientific, Inc. (I) (L)	21,968	82,600
Swedish Match AB	7,667	318,383
Universal Corp.	7,933	376,262
Vector Group, Ltd. (L)	7,975	135,655

		50,765,722

		298,225,368
Energy - 10.0%
Energy Equipment & Services - 1.6%
AMEC PLC	22,076	387,660
Atwood Oceanics, Inc. (I)	10,853	502,277
Baker Hughes, Inc.	66,732	3,042,979
Basic Energy Services, Inc. (I) (L)	4,686	52,015
Bolt Technology Corp.	1,303	18,724
Bristow Group, Inc.	5,413	253,816
C&J Energy Services, Inc. (I) (L)	6,735	135,576
Cal Dive International, Inc. (I) (L)	14,223	21,192
Cameron International Corp. (I)	37,483	2,050,695
CARBO Ceramics, Inc. (L)	3,789	266,670
China Oilfield Services, Ltd., H Shares	92,000	147,413
Cie Generale de Geophysique-Veritas (I)	4,324	125,083
Dawson Geophysical Company (I)	1,211	25,758
Diamond Offshore Drilling, Inc. (L)	10,579	709,005
Dresser-Rand Group, Inc. (I)	14,436	730,750
Dril-Quip, Inc. (I)	12,671	887,477
Ensco PLC, Class A	35,206	2,019,768
Exterran Holdings, Inc. (I)	9,794	180,112
FMC Technologies, Inc. (I)	36,390	1,704,508
Forbes Energy Services, Ltd. (I)	2,287	8,462
Forum Energy Technologies, Inc. (I)	3,353	79,366

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Fugro NV	2,306	$139,938
Geokinetics, Inc. (I) (L)	1,371	233
Global Geophysical Services, Inc. (I)	3,056	14,027
Gulf Islands Fabrication, Inc.	2,198	57,192
Gulfmark Offshore, Inc., Class A (I)	4,059	142,390
Halliburton Company	140,472	4,601,863
Heckmann Corp. (I)	20,071	53,991
Helix Energy Solutions Group, Inc. (I)	36,143	636,840
Helmerich & Payne, Inc.	16,348	746,123
Hercules Offshore, Inc. (I)	23,861	98,069
Hornbeck Offshore Services, Inc. (I)	5,331	207,056
ION Geophysical Corp. (I) (L)	19,961	130,345
Key Energy Services, Inc. (I)	22,822	180,522
Lufkin Industries, Inc.	5,082	266,398
Matrix Service Company (I)	3,890	45,357
Mitcham Industries, Inc. (I)	1,976	30,233
Nabors Industries, Ltd. (I)	44,182	652,568
National Oilwell Varco, Inc.	64,865	5,111,362
Natural Gas Services Group, Inc. (I)	1,955	26,959
Newpark Resources, Inc. (I) (L)	13,596	93,540
Noble Corp. (I)	38,411	1,464,996
Oceaneering International, Inc.	20,671	1,106,725
Oil States International, Inc. (I)	9,857	771,212
OYO Geospace Corp. (I)	965	88,384
Parker Drilling Company (I)	17,763	73,539
Patterson-UTI Energy, Inc.	29,797	452,616
Petrofac, Ltd.	17,217	409,549
PHI, Inc. (I)	1,919	52,868
Pioneer Energy Services Corp. (I)	9,345	71,957
Precision Drilling Corp. (I)	8,591	63,534
RigNet, Inc. (I)	1,938	34,419
Rowan Companies PLC (I)	18,899	664,867
Saipem SpA	8,356	395,613
SBM Offshore NV (I)	5,673	79,949
Schlumberger, Ltd.	202,953	14,689,738
Superior Energy Services, Inc. (I)	30,068	624,512
Technip SA	3,099	325,448
Tenaris SA	14,915	311,411
Tesco Corp. (I)	4,657	47,315
TETRA Technologies, Inc. (I)	11,741	75,260
TGC Industries, Inc. (I)	2,297	14,012
Tidewater, Inc.	9,782	463,960
Transocean, Ltd.	13,891	669,749
Union Drilling, Inc. (I)	2,116	9,035
Unit Corp. (I)	7,971	317,086
Vantage Drilling Company (I) (L)	29,514	44,861
Willbros Group, Inc. (I)	6,016	29,478
WorleyParsons, Ltd.	11,974	329,673

		50,266,078
Oil, Gas & Consumable Fuels - 8.4%
Abraxas Petroleum Corp. (I)	12,301	24,971
Adams Resources & Energy, Inc.	315	11,057
Adaro Energy Tbk PT	268,000	38,597
Alon USA Energy, Inc.	1,494	20,438
Alpha Natural Resources, Inc. (I) (L)	33,524	199,133
Amyris, Inc. (I) (L)	4,752	14,826
Anadarko Petroleum Corp.	76,029	5,266,529
Apache Corp.	59,481	5,100,496
Apco Oil and Gas International, Inc.	1,373	22,105
Approach Resources, Inc. (I)	4,384	125,996
ARC Resources, Ltd. (L)	10,590	250,421
Arch Coal, Inc. (L)	72,588	443,513
Athabasca Oil Corp. (I)	11,874	163,580
ATP Oil & Gas Corp. (I) (L)	6,895	1,379

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Banpu PCL	4,600	$59,895
Baytex Energy Corp. (L)	4,400	200,416
Berry Petroleum Company, Class A (L)	7,920	291,773
BG Group PLC	224,089	4,570,697
Bill Barrett Corp. (I)	16,462	361,012
Bonanza Creek Energy, Inc. (I)	1,536	30,904
Bonavista Energy Corp. (L)	5,362	89,915
BP PLC	1,252,133	8,757,030
BPZ Resources, Inc. (I) (L)	16,026	36,700
Bumi Resources Tbk PT	306,000	22,644
Cabot Oil & Gas Corp.	31,934	1,322,387
Callon Petroleum Company (I)	5,940	32,848
Caltex Australia, Ltd.	7,818	127,396
Cameco Corp.	14,363	312,977
Canadian Natural Resources, Ltd.	40,119	1,220,562
Canadian Oil Sands, Ltd.	17,811	380,161
Carrizo Oil & Gas, Inc. (I) (L)	5,990	151,188
Cenovus Energy, Inc.	27,436	898,993
Ceres, Inc. (I)	899	6,140
Chesapeake Energy Corp. (L)	100,802	1,950,519
Chevron Corp.	300,296	33,681,199
China Coal Energy Company, Ltd., H Shares	244,295	204,086
China Petroleum & Chemical Corp., H Shares	1,002,030	947,744
China Shenhua Energy Company, Ltd.,
H Shares	202,500	740,525
Cimarex Energy Company (L)	16,360	935,956
Clayton Williams Energy, Inc. (I)	918	44,110
Clean Energy Fuels Corp. (I) (L)	9,981	131,150
Cloud Peak Energy, Inc. (I) (L)	9,221	162,197
CNOOC, Ltd.	1,069,716	2,040,511
Comstock Resources, Inc. (I) (L)	7,282	120,080
ConocoPhillips	192,452	10,929,349
CONSOL Energy, Inc. (L)	34,630	1,045,826
Contango Oil & Gas Company (I) (L)	1,952	108,395
Cosan SA Industria e Comercio	6,800	113,227
Cosmo Oil Company, Ltd.	26,000	50,124
CREDO Petroleum Corp. (I)	1,095	15,834
Crescent Point Energy Corp. (L)	10,749	446,971
Crimson Exploration, Inc. (I)	3,375	15,120
Crosstex Energy, Inc.	6,147	76,223
CVR Energy, Inc. (I)	2,494	74,371
Delek US Holdings, Inc.	2,587	67,935
Denbury Resources, Inc. (I)	59,451	920,896
Devon Energy Corp.	61,545	3,559,147
Emerald Oil, Inc. (I)	7,355	9,120
Enbridge, Inc. (L)	27,047	1,064,868
Encana Corp. (L)	26,794	593,097
Endeavour International Corp. (I) (L)	7,030	59,404
Energen Corp.	13,766	702,754
Energy Partners, Ltd. (I)	4,203	72,376
Energy XXI Bermuda, Ltd. (L)	11,932	392,443
Enerplus Corp. (L)	7,446	117,384
Eni SpA	75,093	1,660,298
EOG Resources, Inc.	41,029	4,443,441
EQT Corp.	22,764	1,228,345
Evolution Petroleum Corp. (I)	2,649	21,245
Exxaro Resources, Ltd.	8,417	149,568
Exxon Mobil Corp.	711,662	62,128,093
Forest Oil Corp. (I)	40,305	298,660
Formosa Petrochemical Corp.	44,000	125,862
Frontline, Ltd. (L)	7,960	24,915
FX Energy, Inc. (I)	8,073	61,758
Galp Energia SGPS SA	7,145	107,127
GasLog, Ltd. (I)	3,464	38,520
Gastar Exploration, Ltd. (I)	9,339	14,942

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gazprom OAO, ADR	245,400	$2,389,951
Gazprom OAO, ADR (London Exchange)	65,500	631,452
Gevo, Inc. (I)	4,593	16,259
Goodrich Petroleum Corp. (I) (L)	3,922	49,809
Green Plains Renewable Energy, Inc. (I) (L)	3,848	17,701
GS Holdings Corp.	1,518	87,536
Gulfport Energy Corp. (I)	8,426	221,604
Halcon Resources Corp. (I)	16,861	129,492
Hallador Energy Company	1,096	8,417
Harvest Natural Resources, Inc. (I) (L)	5,646	48,160
Hess Corp.	46,271	2,338,074
HollyFrontier Corp.	39,469	1,590,206
HRT Participacoes em Petroleo SA (I)	14,200	32,529
Husky Energy, Inc. (L)	12,123	320,615
Idemitsu Kosan Company, Ltd.	1,100	88,712
Imperial Oil, Ltd. (L)	10,720	489,482
Indo Tambangraya Megah Tbk PT	14,000	56,176
Inner Mongolia Yitai Coal Co.	35,700	194,697
Inpex Corp.	102	583,005
IRPC PCL	342,054	41,044
Japan Petroleum Exploration Company, Ltd.	1,400	54,705
JX Holdings, Inc.	103,700	540,075
Kinder Morgan, Inc.	86,265	3,085,699
KiOR, Inc., Class A (I) (L)	3,925	30,026
Knightsbridge Tankers, Ltd. (L)	3,641	23,339
Kodiak Oil & Gas Corp. (I)	39,829	356,071
Kunlun Energy Company, Ltd.	194,000	332,905
LUKOIL OAO, ADR	23,500	1,335,270
LUKOIL OAO, ADR (London Excahnge)	3,500	198,496
Lundin Petroleum AB (I)	7,771	174,959
Magnum Hunter Resources Corp. (I) (L)	22,217	95,533
Marathon Oil Corp.	107,342	2,986,254
Marathon Petroleum Corp.	51,854	2,683,445
Matador Resources Company (I) (L)	2,101	21,388
McMoRan Exploration Company (I) (L)	15,342	193,769
MEG Energy Corp. (I)	4,695	184,895
Midstates Petroleum Company, Inc. (I)	3,769	30,717
Miller Energy Resources, Inc. (I) (L)	4,429	20,019
Murphy Oil Corp.	29,550	1,516,802
Neste Oil OYJ	3,896	44,763
Newfield Exploration Company (I)	20,516	669,437
Nexen, Inc.	19,366	486,827
Noble Energy, Inc.	27,057	2,378,310
Nordic American Tankers, Ltd. (L)	7,974	93,376
Northern Oil and Gas, Inc. (I) (L)	21,723	354,954
NovaTek OAO, GDR	5,133	610,720
NovaTek OAO, GDR (London Exchange)	903	101,743
Oasis Petroleum, Inc. (I) (L)	12,084	354,424
Occidental Petroleum Corp.	123,436	10,493,294
OGX Petroleo e Gas Participacoes SA (I)	68,300	211,976
OMV AG	4,641	153,808
Origin Energy, Ltd.	62,783	775,501
Overseas Shipholding Group, Inc. (L)	3,709	22,291
Pacific Rubiales Energy Corp. (L)	10,870	265,754
Panhandle Oil and Gas, Inc.	1,032	29,845
PDC Energy, Inc. (I) (L)	4,539	126,320
Peabody Energy Corp.	41,455	896,672
Pembina Pipeline Corp. (L)	10,316	279,628
Pengrowth Energy Trust (L)	18,591	125,606
Penn Virginia Corp. (L)	6,911	42,226
Penn West Petroleum, Ltd.	17,401	246,783
PetroChina Company, Ltd., H Shares	1,261,739	1,522,144
Petroleo Brasileiro SA	157,800	1,655,816
Petroquest Energy, Inc. (I)	8,548	54,451
Phillips 66	95,160	3,996,720

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	18,723	$1,822,871
Plains Exploration & Production Company (I)	24,602	967,351
Progress Energy Resources Corp.	6,842	152,492
PTT Exploration & Production PCL	39,606	188,329
PTT PCL	28,582	301,007
QEP Resources, Inc.	27,148	778,876
Quicksilver Resources, Inc. (I)	40,880	138,992
Range Resources Corp.	24,683	1,609,085
Reliance Industries, Ltd., GDR (S)	14,431	394,688
Reliance Industries, Ltd., GDR
(London Exchange) (S)	35,104	958,496
Renewable Energy Group, Inc. (I)	1,105	5,879
Rentech, Inc. (I)	34,388	75,654
Repsol SA	24,672	452,770
Resolute Energy Corp. (I) (L)	7,344	66,390
REX American Resources Corp. (I)	909	15,817
Rex Energy Corp. (I) (L)	6,519	80,770
Rosetta Resources, Inc. (I)	18,105	777,429
Rosneft OAO (I)	10,900	63,772
Rosneft OAO, GDR (I)	65,518	386,491
Royal Dutch Shell PLC, B Shares	175,850	6,345,406
Royal Dutch Shell PLC, Class A	241,716	8,463,092
S-Oil Corp.	1,367	124,856
Sanchez Energy Corp. (I)	1,792	34,191
Santos, Ltd.	55,073	640,958
Saratoga Resources, Inc. (I) (L)	3,252	17,008
Sasol, Ltd.	37,796	1,632,251
Scorpio Tankers, Inc. (I)	5,592	29,749
SemGroup Corp., Class A (I)	6,317	224,506
Ship Finance International, Ltd. (L)	6,844	110,462
Showa Shell Sekiyu KK	8,700	44,965
SK Innovation Company, Ltd.	1,799	261,139
SM Energy Company	12,245	578,331
Solazyme, Inc. (I)	4,952	59,374
Southwestern Energy Company (I)	52,983	1,649,361
Spectra Energy Corp.	99,339	2,807,320
Stone Energy Corp. (I)	7,480	176,004
Suncor Energy, Inc.	57,358	1,792,747
Sunoco, Inc.	16,116	760,514
Surgutneftegas OAO, ADR	45,300	395,922
Surgutneftegas OAO, ADR (London Exchange)	12,100	104,593
Surgutneftegas OAO, ADR, Class B	2,000	12,800
Swift Energy Company (I)	6,485	126,393
Synergy Resources Corp. (I)	6,297	17,632
Talisman Energy, Inc.	38,049	528,807
Tambang Batubara Bukit Asam Persero
Tbk PT	29,500	45,258
Targa Resources Corp.	4,379	198,237
Tatneft OAO, ADR	5,036	192,224
Tatneft OAO, ADR, (London Exchange)	8,691	330,657
Teekay Tankers, Ltd., Class A (L)	9,556	38,128
Tesoro Corp.	21,357	848,727
Thai Oil PCL	32,800	68,562
The Williams Companies, Inc.	95,217	3,072,653
TonenGeneral Sekiyu KK	12,000	101,648
Total SA	65,968	3,287,207
Tourmaline Oil Corp. (I)	4,680	130,940
TransCanada Corp. (L)	25,597	1,152,936
Triangle Petroleum Corp. (I) (L)	6,828	46,908
Tullow Oil PLC	59,929	1,298,134
Ultrapar Participacoes SA	17,400	372,018
Uranerz Energy Corp. (I) (L)	9,390	13,616
Uranium Energy Corp. (I)	12,437	31,714
Vaalco Energy, Inc. (I)	8,755	64,875
Valero Energy Corp.	84,141	2,630,248

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Venoco, Inc. (I) (L)	4,511	$50,433
Vermilion Energy, Inc. (L)	3,499	159,412
W&T Offshore, Inc.	5,261	90,805
Warren Resources, Inc. (I)	11,079	32,240
Western Refining, Inc.	8,652	241,996
Westmoreland Coal Company (I) (L)	1,822	14,084
Whitehaven Coal, Ltd.	26,622	90,791
Woodside Petroleum, Ltd.	37,498	1,334,976
World Fuel Services Corp.	13,720	510,521
WPX Energy, Inc. (I)	30,243	471,791
Yanzhou Coal Mining Company, Ltd.,
H Shares	117,210	167,678
ZaZa Energy Corp. (I)	3,965	11,974

		264,722,002

		314,988,080
Financials - 16.4%
Capital Markets - 1.7%
3i Group PLC	65,652	213,910
Aberdeen Asset Management PLC	58,500	258,396
Affiliated Managers Group, Inc. (I)	9,803	1,153,029
Ameriprise Financial, Inc.	33,272	1,826,966
Apollo Investment Corp.	69,428	556,813
Arlington Asset Investment Corp.	1,289	29,518
Artio Global Investors, Inc. (L)	4,966	15,395
BGC Partners, Inc., Class A	14,880	67,109
BlackRock Kelso Capital Corp.	11,148	110,254
BlackRock, Inc.	19,503	3,439,744
Calamos Asset Management, Inc.	2,894	32,210
Capital Securities Corp.	73,000	24,852
Capital Southwest Corp.	412	43,095
CETIP SA - Mercados Organizados	11,100	142,721
China Everbright, Ltd.	51,784	63,186
CI Financial Corp.	5,920	133,204
CIFC Corp. (I)	1,017	7,658
CITIC Securities Company, Ltd.	33,500	56,588
Cohen & Steers, Inc. (L)	2,806	94,703
Cowen Group, Inc., Class A (I)	13,685	35,718
Credit Suisse Group AG (I)	46,521	895,204
Daewoo Securities Company, Ltd.	4,873	48,613
Daiwa Securities Group, Inc.	77,000	280,092
Deutsche Bank AG	29,134	1,032,647
Diamond Hill Investment Group, Inc.	411	30,007
Duff & Phelps Corp.	4,735	62,739
E*TRADE Financial Corp. (I)	38,696	331,625
Eaton Vance Corp. (L)	22,056	597,497
Edelman Financial Group, Inc. (L)	3,246	28,630
Epoch Holding Corp.	2,422	51,007
Evercore Partners, Inc., Class A	4,316	106,605
FBR & Company (I)	5,535	16,771
Federated Investors, Inc., Class B (L)	14,119	299,605
Fidus Investment Corp. (L)	1,498	24,492
Fifth Street Finance Corp.	12,416	130,244
Financial Engines, Inc. (I)	7,028	149,696
Franklin Resources, Inc.	21,614	2,537,484
FXCM, Inc.	3,598	31,518
GAM Holding AG (I)	7,811	92,295
GAMCO Investors, Inc., Class A	953	42,980
GFI Group, Inc. (L)	10,762	30,134
Gladstone Capital Corp. (L)	3,282	28,192
Gladstone Investment Corp.	3,396	25,844
Golub Capital BDC, Inc.	2,231	34,603
Greenhill & Company, Inc. (L)	9,936	433,706
GSV Capital Corp. (I)	2,859	24,673

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Harris & Harris Group, Inc. (I)	4,710	$17,239
Hercules Technology Growth Capital, Inc.	7,526	84,216
HFF, Inc. (I)	4,956	65,915
Horizon Technology Finance Corp.	1,243	20,820
Hyundai Securities Company, Ltd.	3,588	26,942
ICAP PLC	37,027	186,350
ICG Group, Inc. (I)	5,743	52,376
IGM Financial, Inc.	3,854	148,217
INTL FCStone, Inc. (I)	2,125	38,526
Invesco, Ltd.	68,214	1,615,308
Investec PLC	36,693	218,165
Investec, Ltd.	17,072	103,476
Investment Technology Group, Inc. (I)	5,869	49,710
Janus Capital Group, Inc.	35,976	313,711
Jefferies Group, Inc.	28,690	421,456
JMP Group, Inc.	2,426	13,076
Julius Baer Group, Ltd. (I)	8,296	272,253
KBW, Inc. (L)	5,275	80,655
KCAP Financial, Inc.	3,447	29,782
Knight Capital Group, Inc., Class A (I)	14,859	41,011
Korea Investment Holdings Company, Ltd.	1,220	41,225
Ladenburg Thalmann
Financial Services, Inc. (I) (L)	13,666	18,996
Legg Mason, Inc.	19,124	470,068
Macquarie Group, Ltd.	19,380	540,366
Main Street Capital Corp.	4,220	112,294
Man Group PLC	121,491	137,515
Manning & Napier, Inc.	2,049	24,363
MCG Capital Corp.	11,651	54,177
Medallion Financial Corp.	2,897	32,997
Mediobanca SpA	17,214	80,296
Medley Capital Corp.	2,622	34,322
Mirae Asset Securities Company, Ltd.	744	20,436
Morgan Stanley	231,767	3,476,505
MVC Capital, Inc.	3,705	47,091
New Mountain Finance Corp.	1,941	28,766
NGP Capital Resources Company	3,232	24,143
Nomura Holdings, Inc.	169,600	564,782
Northern Trust Corp.	36,700	1,704,348
Oppenheimer Holdings, Inc., Class A	1,587	23,678
Partners Group Holding AG	576	110,888
PennantPark Investment Corp.	8,534	92,679
Piper Jaffray Companies (I) (L)	2,473	60,861
Prospect Capital Corp.	22,369	255,678
Ratos AB	6,494	58,095
Raymond James Financial, Inc.	21,307	750,006
Safeguard Scientifics, Inc. (I)	3,166	49,263
Samsung Securities Company, Ltd.	1,854	79,752
SBI Holdings, Inc.	1,054	64,681
Schroders PLC	7,645	171,955
SEI Investments Company	27,472	597,516
Solar Capital, Ltd.	5,596	129,435
Solar Senior Capital, Ltd.	1,525	27,023
State Street Corp.	74,359	3,093,334
Stifel Financial Corp. (I) (L)	8,132	265,754
SWS Group, Inc. (I)	4,426	26,423
T. Rowe Price Group, Inc.	38,823	2,385,285
TCP Capital Corp.	918	14,146
Teton Advisors, Inc., Class A	20	250
The Bank of New York Mellon Corp.	181,518	4,091,416
The Charles Schwab Corp.	164,680	2,221,533
The Goldman Sachs Group, Inc.	74,858	7,913,988
THL Credit, Inc.	1,860	25,928
TICC Capital Corp.	5,793	60,247
Triangle Capital Corp.	4,106	100,802

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
UBS AG (I)	145,200	$1,621,483
Virtus Investment Partners, Inc. (I)	922	78,960
Waddell & Reed Financial, Inc., Class A (L)	16,478	487,749
Walter Investment Management Corp.	4,335	121,337
Westwood Holdings Group, Inc.	997	36,640
WisdomTree Investments, Inc. (I)	8,884	55,436
Woori Investment & Securities Company, Ltd.	3,980	39,194
Yuanta Financial Holdings Company, Ltd.	320,000	149,514

		52,144,795
Commercial Banks - 5.3%
1st Source Corp.	2,339	53,399
1st United Bancorp, Inc. (I)	4,680	28,361
ABSA Group, Ltd. (L)	19,567	330,677
Access National Corp.	1,280	17,907
Agricultural Bank of China, Ltd., H Shares	1,283,000	474,809
Alliance Financial Corp.	342	12,541
American National Bankshares, Inc.	1,283	28,611
Ameris Bancorp (I) (L)	3,697	43,883
Ames National Corp.	564	11,872
Aozora Bank, Ltd.	28,000	83,857
Arrow Financial Corp. (L)	1,656	40,473
Associated Banc-Corp.	33,198	430,246
Australia & New Zealand Banking Group, Ltd.	154,913	3,985,623
Axis Bank Ltd., GDR	20,959	379,573
Banca Monte dei Paschi di Siena SpA (I) (L)	203,862	57,170
Bancfirst Corp.	1,037	42,911
Banco Bilbao Vizcaya Argentaria SA	146,762	1,115,255
Banco de Sabadell SA (L)	62,700	181,347
Banco do Brasil SA	30,200	344,862
Banco Espirito Santo SA (I)	59,358	41,276
Banco Latinoamericano de
Comercio Exterior SA	4,338	91,358
Banco Popolare SC (I)	55,822	81,425
Banco Popular Espanol SA (L)	31,837	72,260
Banco Santander Brasil SA	40,100	308,173
Banco Santander SA	290,660	2,062,882
Bancorp, Inc. (I)	4,331	41,881
BancorpSouth, Inc.	30,061	443,099
Bangkok Bank PCL	18,800	112,907
Bangkok Bank PCL, Foreign Shares	30,500	188,047
Bank Central Asia Tbk PT	262,500	213,611
Bank Danamon Indonesia Tbk PT	117,698	74,120
Bank Mandiri Persero Tbk PT	247,588	202,935
Bank Negara Indonesia Persero Tbk PT	246,698	96,436
Bank of Ayudhya PCL	62,300	64,252
Bank of China, Ltd., H Shares	4,496,321	1,639,220
Bank of Communications Company, Ltd.,
H Shares	428,076	281,266
Bank of East Asia, Ltd. (L)	64,693	236,259
Bank of Hawaii Corp.	8,689	401,692
Bank of Kentucky Financial Corp.	1,024	25,293
Bank of Marin Bancorp	904	35,455
Bank of Montreal (L)	23,187	1,355,349
Bank of Nova Scotia	39,951	2,117,616
Bank of the Ozarks, Inc. (L)	4,500	144,450
Bank of the Philippine Islands	51,988	92,734
Bank Pan Indonesia Tbk PT (I)	25,750	1,840
Bank Rakyat Indonesia Persero Tbk PT	298,000	217,747
Bankia SA (I)	23,751	42,696
Banner Corp.	2,793	67,535
Banque Cantonale Vaudoise	100	53,012
Bar Harbor Bankshares	651	23,273
Barclays PLC	764,863	2,228,047
BB&T Corp.	106,325	3,353,491

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
BBCN Bancorp, Inc. (I) (L)	11,874	$148,662
BDO Unibank, Inc.	49,506	71,971
Bendigo and Adelaide Bank, Ltd.	22,031	172,892
Berkshire Bancorp, Inc. (I)	811	6,772
BNP Paribas SA	30,003	1,297,494
BOC Hong Kong Holdings, Ltd.	177,500	564,471
Boston Private Financial Holdings, Inc. (L)	11,914	113,064
Bridge Bancorp, Inc.	1,360	27,540
Bridge Capital Holdings (I)	1,467	22,078
Bryn Mawr Bank Corp.	1,853	40,747
BS Financial Group, Inc.	5,125	53,535
BSB Bancorp, Inc. (I)	1,342	17,003
C&F Financial Corp.	528	20,655
CaixaBank	22,632	85,960
Camden National Corp.	522	19,272
Canadian Imperial Bank of Commerce (L)	14,570	1,126,727
Capital City Bank Group, Inc.	1,945	17,388
Cardinal Financial Corp.	4,580	59,311
Cathay General Bancorp	27,066	443,070
Centerstate Banks, Inc.	4,492	36,745
Central Pacific Financial Corp. (I)	3,342	46,454
Chang Hwa Commercial Bank, Ltd.	163,710	84,808
Chemical Financial Corp.	4,036	92,586
China Citic Bank Corp., Ltd., H Shares	439,200	210,153
China Construction Bank Corp., H Shares	4,311,196	2,843,319
China Development
Financial Holdings Corp. (I)	497,000	118,199
China Merchants Bank Company, Ltd.,
H Shares	232,355	402,189
China Minsheng Banking Corp., Ltd.,
H Shares	309,000	252,994
Chinatrust Financial Holding Company, Ltd.	398,000	238,928
Chongqing Rural Commercial Bank, H Shares	141,000	58,367
Chuo Mitsui Trust Holdings, Inc.	142,000	398,635
Citizens & Northern Corp.	1,863	35,695
Citizens Republic Bancorp, Inc. (I)	6,098	124,826
City Holding Company	2,307	78,715
City National Corp. (L)	8,952	459,685
CNB Financial Corp.	2,040	33,803
CoBiz Financial, Inc.	5,572	39,450
Columbia Banking System, Inc.	6,062	108,146
Comerica, Inc.	29,931	919,181
Commerce Bancshares, Inc.	15,025	604,456
Commerzbank AG (I)	111,285	175,656
Commonwealth Bank of Australia	91,517	5,191,101
Community Bank Systems, Inc. (L)	6,096	170,932
Community Trust Bancorp, Inc.	2,210	76,002
Credit Agricole SA (I)	30,780	178,663
Crescent Financial Bancshares, Inc. (I)	491	2,573
Cullen/Frost Bankers, Inc. (L)	11,714	651,298
CVB Financial Corp.	13,551	161,934
DBS Group Holdings, Ltd.	91,272	1,059,514
DGB Financial Group, Inc.	4,000	46,334
E.Sun Financial Holding Company, Ltd.	148,050	82,914
Eagle Bancorp, Inc. (I)	2,653	45,207
East West Bancorp, Inc.	27,594	605,412
Enterprise Bancorp, Inc.	1,027	16,268
Enterprise Financial Services Corp.	2,811	34,772
Erste Group Bank AG (I)	6,745	135,751
Farmers National Banc Corp.	3,120	18,970
Fidelity Southern Corp.	1,622	14,293
Fifth Third Bancorp	140,023	2,119,948
Financial Institutions, Inc.	2,065	36,138
First Bancorp North Carolina	2,411	23,941
First BanCorp Puerto Rico (I)	10,857	41,474

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Bancorp, Inc. Maine	1,444	$23,725
First Busey Corp.	10,647	51,106
First California Financial Group, Inc. (I)	3,565	25,026
First Commonwealth Financial Corp.	16,024	111,527
First Community Bancshares, Inc.	2,547	37,848
First Connecticut Bancorp, Inc.	2,886	37,605
First Financial Bancorp	8,988	146,325
First Financial Bankshares, Inc. (L)	4,880	169,726
First Financial Corp.	1,768	53,871
First Financial Holding Company, Ltd.	248,040	144,203
First Horizon National Corp.	38,454	344,548
First Interstate Bancsystem, Inc.	2,532	36,208
First Merchants Corp. (L)	4,428	62,346
First Midwest Bancorp, Inc.	11,394	134,563
First Niagara Financial Group, Inc.	67,308	531,060
FirstMerit Corp.	37,707	591,623
FNB Corp.	21,303	233,268
FNB United Corp. (I)	1,609	19,630
Fukuoka Financial Group, Inc.	35,000	138,302
Fulton Financial Corp.	38,323	372,883
German American Bancorp, Inc.	866	19,918
Glacier Bancorp, Inc.	11,039	170,111
Great Southern Bancorp, Inc.	1,585	46,567
Green Bancshares, Inc. (I)	2,235	4,045
Guaranty Bancorp (I)	11,840	23,562
Hana Financial Group, Inc.	6,900	207,457
Hancock Holding Company	27,805	824,140
Hang Seng Bank, Ltd.	36,600	522,292
Hanmi Financial Corp. (I)	4,851	60,589
HDFC Bank, Ltd., ADR (L)	28,500	957,030
Heartland Financial USA, Inc. (L)	2,265	59,320
Heritage Commerce Corp. (I)	3,329	22,005
Heritage Financial Corp. (L)	2,405	33,646
Heritage Oaks Bancorp (I)	3,316	18,901
Home Bancshares, Inc.	3,397	107,039
Horizon Bancorp	658	17,805
HSBC Holdings PLC	1,187,313	10,343,061
Hua Nan Financial Holdings Company, Ltd.	194,250	104,708
Hudson Valley Holding Corp.	2,367	39,979
Huntington Bancshares, Inc.	131,594	868,520
Iberiabank Corp. (L)	4,523	212,174
ICICI Bank, Ltd., ADR	17,600	572,528
Independent Bank Corp. - MA (L)	3,178	92,670
Industrial & Commercial Bank of China,
H Shares	3,891,270	2,124,299
Industrial Bank of Korea	4,810	51,307
International Bancshares Corp.	18,303	334,213
Intesa Sanpaolo SpA	313,863	491,040
Intesa Sanpaolo SpA (Italian Exchange)	30,825	39,035
Investors Bancorp, Inc. (I)	6,747	115,846
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
Kasikornbank PCL	20,900	112,826
Kasikornbank PCL (Foreign Shares)	42,200	227,832
KB Financial Group, Inc.	10,929	355,741
KBC Groep NV	4,977	108,168
KeyCorp	145,058	1,222,839
Korea Exchange Bank (I)	7,300	55,247
Krung Thai Bank PCL	129,200	68,445
Lakeland Bancorp, Inc.	4,213	42,678
Lakeland Financial Corp.	2,444	64,913
Lloyds Banking Group PLC (I)	2,728,234	1,436,648
M&T Bank Corp. (L)	19,261	1,673,781
MainSource Financial Group, Inc. (L)	3,040	36,571
MB Financial, Inc.	8,374	170,997
Mega Financial Holding Company, Ltd.	309,575	234,083

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Mercantile Bank Corp. (I)	1,376	$23,323
Merchants Bancshares, Inc.	929	26,021
Metro Bancorp, Inc. (I)	2,347	29,455
MetroCorp Bancshares, Inc. (I)	2,497	26,393
Metropolitan Bank & Trust Company	14,139	30,655
Middleburg Financial Corp.	993	16,752
MidWestOne Financial Group, Inc.	1,091	23,827
Mitsubishi UFJ Financial Group	589,700	2,702,820
Mizuho Financial Group, Inc. (L)	1,055,700	1,709,255
National Australia Bank, Ltd.	129,469	3,383,306
National Bank of Canada (L)	5,799	435,388
National Bankshares, Inc. (L)	1,196	37,973
National Penn Bancshares, Inc. (L)	18,888	168,103
Natixis	27,199	74,029
NBT Bancorp, Inc.	4,854	102,080
Nedbank Group, Ltd. (L)	13,772	302,987
Nordea Bank AB	90,218	831,471
Northrim BanCorp, Inc.	1,153	23,752
Old National Bancorp (L)	14,475	191,070
OmniAmerican Bancorp, Inc. (I)	1,779	39,120
Oriental Financial Group, Inc.	6,199	65,709
Oversea-Chinese Banking Corp., Ltd.	128,964	962,374
Pacific Capital Bancorp (I)	674	30,950
Pacific Continental Corp.	2,982	26,808
Pacific Mercantile Bancorp (I)	1,706	11,106
PacWest Bancorp	4,634	107,880
Park National Corp. (L)	1,761	118,603
Park Sterling Corp. (I)	5,298	25,430
Peapack Gladstone Financial Corp.	1,441	21,240
Peoples Bancorp, Inc.	1,663	36,752
Pinnacle Financial Partners, Inc. (I)	5,286	101,174
PNC Financial Services Group, Inc.	80,475	5,002,326
Preferred Bank (I)	1,853	23,885
PrivateBancorp, Inc.	9,206	150,058
Prosperity Bancshares, Inc.	15,573	655,623
Raiffeisen Bank International AG (L)	1,482	49,368
Regions Financial Corp.	214,957	1,496,101
Renasant Corp.	3,898	71,294
Republic Bancorp, Inc., Class A	1,599	36,057
Resona Holdings, Inc.	85,800	336,870
Royal Bank of Canada (L)	52,312	2,927,774
Royal Bank of Scotland Group PLC (I)	136,994	491,563
S&T Bancorp, Inc.	4,249	73,720
Sandy Spring Bancorp, Inc.	3,450	63,273
Sberbank of Russia, ADR	16,900	193,447
Sberbank of Russia, ADR	109,800	1,267,092
SCBT Financial Corp.	2,337	93,971
Seacoast Banking Corp. of Florida (I)	11,538	16,961
Seven Bank, Ltd.	24,300	67,328
Shinhan Financial Group Company, Ltd.	12,703	397,319
Shinsei Bank, Ltd.	71,000	83,033
Siam Commercial Bank PCL	51,128	244,749
Signature Bank (I)	8,812	569,520
Simmons First National Corp., Class A	2,699	62,833
SinoPac Holdings Company, Ltd.	230,320	91,975
Skandinaviska Enskilda Banken AB, Series A	47,595	363,365
Societe Generale SA (I)	21,702	571,561
Southside Bancshares, Inc.	2,718	59,551
Southwest Bancorp, Inc. (I)	3,066	33,910
Standard Bank Group, Ltd.	81,707	1,077,516
Standard Chartered PLC	157,016	3,472,188
State Bank Financial Corp.	4,879	79,040
State Bank of India, GDR	5,885	408,629
StellarOne Corp.	3,497	46,335
Sterling Bancorp	4,507	44,755

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Sterling Financial Corp.	4,118	$87,302
Suffolk Bancorp (I)	1,573	23,815
Sumitomo Mitsui Financial Group, Inc.	62,100	1,930,773
Sun Bancorp, Inc. (I)	6,418	18,612
SunTrust Banks, Inc.	81,904	2,061,524
Suruga Bank, Ltd.	8,000	92,379
Susquehanna Bancshares, Inc.	28,573	300,302
SVB Financial Group (I)	8,439	489,378
Svenska Handelsbanken AB, Series A	16,624	578,195
Swedbank AB, Class A	28,049	490,825
SY Bancorp, Inc.	1,994	46,640
Synovus Financial Corp.	150,125	312,260
Taishin Financial Holdings Company, Ltd.	211,581	81,270
Taiwan Business Bank (I)	107,600	31,003
Taiwan Cooperative Financial Holding	154,800	85,224
Taylor Capital Group, Inc. (I)	2,538	42,740
TCF Financial Corp.	30,953	344,197
Texas Capital Bancshares, Inc. (I) (L)	5,771	265,581
The Bank of Kyoto, Ltd.	14,000	111,360
The Bank of Yokohama, Ltd.	55,000	255,709
The Chiba Bank, Ltd.	34,000	197,509
The Chugoku Bank, Ltd.	8,000	109,589
The First of Long Island Corp.	1,275	38,186
The Gunma Bank, Ltd.	17,000	89,796
The Hachijuni Bank, Ltd.	19,000	104,728
The Iyo Bank, Ltd.	12,000	97,588
The Joyo Bank, Ltd.	30,000	144,526
The Nishi-Nippon City Bank, Ltd.	32,000	68,617
The Shizuoka Bank, Ltd.	25,000	260,401
The Toronto-Dominion Bank (L)	32,909	2,692,145
Tompkins Financial Corp.	1,739	67,543
TowneBank (L)	3,952	58,173
TriCo Bancshares	2,519	38,692
Trustmark Corp.	22,326	528,903
U.S. Bancorp	288,275	9,631,268
UMB Financial Corp. (L)	4,939	242,159
Umpqua Holdings Corp.	17,076	215,841
UniCredit SpA (I)	126,047	496,510
Union First Market Bankshares Corp.	3,077	45,170
Unione di Banche Italiane SCPA	27,472	91,810
United Bankshares, Inc. (L)	7,678	186,806
United Community Banks, Inc. (I)	6,424	51,264
United Overseas Bank, Ltd.	64,214	984,801
Univest Corp. of Pennsylvania	1,137	18,681
Valley National Bancorp	37,647	365,176
Virginia Commerce Bancorp, Inc. (I)	3,961	32,044
VTB Bank OJSC, GDR	83,975	273,196
Washington Banking Company	2,375	32,371
Washington Trust Bancorp, Inc.	2,182	54,026
Webster Financial Corp.	25,048	533,021
Wells Fargo & Company	808,721	27,520,776
WesBanco, Inc.	3,661	74,392
West Coast Bancorp (I)	2,876	57,290
Westamerica Bancorp. (L)	9,628	448,183
Western Alliance Bancorp (I)	10,652	99,170
Westpac Banking Corp.	176,625	4,533,496
Wilshire Bancorp, Inc. (I)	9,442	59,107
Wing Hang Bank, Ltd.	8,670	77,352
Wintrust Financial Corp. (L)	5,555	207,813
Woori Finance Holdings Company, Ltd.	10,730	102,680
Yamaguchi Financial Group, Inc.	9,000	75,427
Zions Bancorporation	28,033	539,635

		165,523,770

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 0.6%
AEON Credit Service Company, Ltd. (L)	3,800	$73,262
American Express Company	152,386	8,884,104
Capital One Financial Corp.	88,322	4,992,843
Cash America International, Inc. (L)	4,453	172,865
Credit Acceptance Corp. (I)	1,197	117,857
Credit Saison Company, Ltd.	7,500	176,543
DFC Global Corp. (I)	6,685	124,475
Discover Financial Services	80,709	3,125,860
Ezcorp, Inc., Class A (I)	7,290	165,119
First Cash Financial Services, Inc. (I)	4,358	194,454
Green Dot Corp., Class A (I)	3,686	42,205
Nelnet, Inc., Class A	3,670	87,897
Netspend Holdings, Inc. (I)	4,685	44,414
Nicholas Financial, Inc.	1,410	19,416
Regional Management Corp. (I)	778	13,063
Samsung Card Company, Ltd.	1,347	42,790
SLM Corp.	74,230	1,169,123
World Acceptance Corp. (I) (L)	1,589	115,997

		19,562,287
Diversified Financial Services - 2.0%
African Bank Investments, Ltd.	51,950	200,602
ASX, Ltd.	10,325	325,540
Ayala Corp.	10,036	98,227
Bank of America Corp.	1,640,096	13,104,367
BGP Holdings PLC (I)	181,302	0
BM&F Bovespa SA	95,100	503,633
CBOE Holdings, Inc.	16,690	474,664
Citigroup, Inc.	446,243	13,257,880
CME Group, Inc.	50,577	2,776,677
Deutsche Boerse AG	6,167	317,484
Eurazeo	925	40,601
Exor SpA	2,392	56,955
Far East Horizon, Ltd.	80,000	55,602
First Pacific Company, Ltd.	108,000	116,322
FirstRand, Ltd.	216,634	707,421
Fubon Financial Holding Company, Ltd.	225,736	225,220
FX Alliance, Inc. (I)	876	20,148
Gain Capital Holdings, Inc.	2,438	10,898
Groupe Bruxelles Lambert SA	2,584	178,157
Hong Kong Exchanges & Clearing, Ltd.	49,615	662,224
Industrivarden AB, C Shares	4,479	60,007
ING Groep NV (I)	120,783	919,207
IntercontinentalExchange, Inc. (I)	11,072	1,513,542
Investment AB Kinnevik	7,501	151,414
Investor AB, B Shares	16,738	346,101
JPMorgan Chase & Company	579,334	21,516,465
Leucadia National Corp.	30,151	644,628
London Stock Exchange Group PLC	11,975	189,028
MarketAxess Holdings, Inc.	5,537	180,340
Marlin Business Services Corp.	1,226	20,278
MicroFinancial, Inc.	1,450	13,050
Mitsubishi UFJ Lease &
Finance Company, Ltd.	2,840	122,563
Moody’s Corp. (L)	30,093	1,191,683
MSCI, Inc. (I)	23,198	813,786
NewStar Financial, Inc. (I)	3,900	46,137
NYSE Euronext	38,656	968,333
Onex Corp.	3,437	135,144
ORIX Corp.	4,920	456,919
Pargesa Holding SA	1,014	64,377
PHH Corp. (I) (L)	8,570	149,547
PICO Holdings, Inc. (I)	3,467	75,511
Pohjola Bank OYJ	4,364	49,060
Remgro, Ltd.	30,442	520,922

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Resource America, Inc.	1,977	$12,534
RMB Holdings, Ltd.	49,952	215,649
Singapore Exchange, Ltd.	45,000	254,497
The NASDAQ OMX Group, Inc.	18,631	426,091
TMX Group, Inc.	2,551	129,006
Wendel SA	1,066	80,097

		64,398,538
Insurance - 3.5%
ACE, Ltd.	51,545	3,800,413
Admiral Group PLC	13,483	254,032
Aegon NV	55,243	282,507
Aflac, Inc.	71,168	3,286,538
Ageas	7,296	162,402
AIA Group, Ltd.	492,109	1,698,961
Alleghany Corp. (I)	2,779	936,940
Allianz SE	14,202	1,558,915
Alterra Capital Holdings, Ltd. (L)	13,089	300,654
American Equity Investment Life
Holding Company (L)	9,568	110,606
American Financial Group, Inc.	14,424	541,765
American International Group, Inc. (I)	111,636	3,832,464
American Safety Insurance Holdings, Ltd. (I)	1,398	24,088
AMERISAFE, Inc. (I)	2,763	69,462
AMP, Ltd.	164,729	761,536
Amtrust Financial Services, Inc. (L)	4,092	106,678
Aon PLC	49,678	2,581,269
Argo Group International Holdings, Ltd.	3,742	110,614
Arthur J. Gallagher & Company	22,578	806,486
Aspen Insurance Holdings, Ltd.	13,650	396,942
Assicurazioni Generali SpA	36,923	525,063
Assurant, Inc.	13,050	460,013
Aviva PLC	192,138	995,960
AXA SA	54,941	792,086
Baldwin & Lyons, Inc., Class B	1,394	31,393
Baloise Holding AG	1,868	137,227
Berkshire Hathaway, Inc., Class B (I)	267,636	22,572,420
Brown & Brown, Inc.	22,151	581,242
Cathay Financial Holdings Company, Ltd.	271,950	260,788
China Life Insurance Company, Ltd. (I)	70,000	63,668
China Life Insurance Company, Ltd., H Shares	445,376	1,202,710
China Pacific Insurance Group Company, Ltd.,
H Shares	103,600	308,472
China Taiping Insurance
Holdings Company, Ltd. (I)	51,800	68,586
Cincinnati Financial Corp.	24,704	955,057
Citizens, Inc., Class A (I) (L)	2,542	24,835
CNO Financial Group, Inc.	32,399	288,351
CNP Assurances	4,443	53,872
Delta Lloyd NV	3,572	49,039
Discovery Holdings, Ltd.	21,711	148,858
Donegal Group, Inc.	1,260	18,056
Dongbu Insurance Company, Ltd.	1,290	52,889
Eastern Insurance Holdings, Inc.	1,099	18,188
eHealth, Inc. (I)	3,032	50,149
EMC Insurance Group, Inc.	782	15,358
Employers Holdings, Inc.	4,774	87,030
Enstar Group, Ltd. (I)	1,281	118,441
Everest Re Group, Ltd.	10,067	1,043,545
Fairfax Financial Holdings, Ltd.	711	267,717
FBL Financial Group, Inc., Class A	1,716	56,834
Fidelity National Financial, Inc., Class A	42,524	801,152
First American Financial Corp.	36,337	700,214
Flagstone Reinsurance Holdings SA	8,114	69,294
Fortegra Financial Corp. (I)	1,150	9,166

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Genworth Financial, Inc., Class A (I)	74,802	$395,703
Global Indemnity PLC (I)	1,727	34,834
Great-West Lifeco, Inc. (L)	10,245	226,258
Greenlight Capital Re, Ltd., Class A (I)	4,261	103,457
Hallmark Financial Services, Inc. (I)	2,267	18,113
Hannover Rueckversicherung AG	1,966	120,039
Hartford Financial Services Group, Inc.	67,095	1,203,013
HCC Insurance Holdings, Inc.	19,315	638,940
Hilltop Holdings, Inc. (I)	5,998	67,178
Homeowners Choice, Inc.	1,109	22,224
Horace Mann Educators Corp.	6,149	108,038
Hyundai Marine & Fire
Insurance Company, Ltd.	1,970	56,942
Industrial Alliance Insurance and
Financial Services, Inc.	3,303	84,171
Infinity Property & Casualty Corp.	1,797	100,812
Insurance Australia Group, Ltd.	121,899	524,191
Intact Financial Corp.	4,748	289,480
Investors Title Company	200	12,510
Kansas City Life Insurance Company	860	30,410
Kemper Corp.	9,461	289,507
Korea Life Insurance Company, Ltd.	5,100	32,005
Legal & General Group PLC	388,853	788,199
Liberty Holdings, Ltd.	7,698	84,026
Lincoln National Corp.	43,437	1,008,607
Loews Corp.	46,503	1,890,347
Maiden Holdings, Ltd.	7,601	69,777
Mapfre SA	24,436	59,137
Marsh & McLennan Companies, Inc.	83,036	2,837,340
Meadowbrook Insurance Group, Inc.	7,657	58,117
Mercury General Corp.	6,913	264,699
MetLife, Inc.	161,630	5,516,432
MMI Holdings, Ltd.	63,198	146,285
Montpelier Re Holdings, Ltd.	7,552	162,821
MS&AD Insurance Group Holdings	23,200	367,697
Muenchener Rueckversicherungs AG	5,682	841,176
National Financial Partners Corp. (I) (L)	6,150	90,651
National Interstate Corp.	1,001	24,875
National Western Life Insurance
Company, Class A	152	21,038
NKSJ Holdings, Inc.	16,700	302,670
Old Mutual PLC	322,061	850,738
Old Republic International Corp.	49,519	427,349
OneBeacon Insurance Group, Ltd., Class A	3,465	44,733
PICC Property & Casualty Company, Ltd.,
H Shares	158,780	191,684
Ping An Insurance Group Company, H Shares	102,855	745,391
Platinum Underwriters Holdings, Ltd.	5,253	208,754
Porto Seguro SA	6,100	56,315
Power Corp. of Canada (L)	12,674	302,273
Power Financial Corp.	8,910	224,524
Presidential Life Corp. (L)	3,499	48,776
Primerica, Inc.	7,662	223,424
Principal Financial Group, Inc.	45,678	1,253,404
Protective Life Corp.	15,461	436,773
Prudential Financial, Inc.	71,377	3,890,760
Prudential PLC	168,260	2,104,387
QBE Insurance Group, Ltd.	67,015	904,731
Reinsurance Group of America, Inc.	14,069	826,413
Resolution, Ltd.	90,813	311,360
RLI Corp.	3,223	204,209
RMI Holdings	46,921	106,013
RSA Insurance Group PLC	233,746	422,830
Safety Insurance Group, Inc.	1,843	83,469
Sampo OYJ	12,747	364,824

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Samsung Fire & Marine
Insurance Company, Ltd.	1,065	$220,028
Samsung Life Insurance Company, Ltd.	1,754	149,371
Sanlam, Ltd.	122,872	539,945
SCOR SE	5,256	129,018
SeaBright Holdings, Inc.	2,971	32,622
Selective Insurance Group, Inc.	8,359	149,877
Shin Kong Financial
Holding Company, Ltd. (I)	230,000	62,574
Sony Financial Holdings, Inc.	7,900	130,921
StanCorp Financial Group, Inc.	8,470	264,433
Standard Life PLC	155,044	651,255
State Auto Financial Corp.	2,302	32,343
Stewart Information Services Corp.	2,808	55,514
Sul America SA	6,000	42,623
Sun Life Financial, Inc. (L)	21,399	499,509
Suncorp Group, Ltd.	74,926	713,671
Swiss Life Holding (I)	1,207	136,695
Swiss Re, Ltd. (I)	14,123	884,390
Symetra Financial Corp.	12,108	147,960
T&D Holdings, Inc.	26,900	274,134
The Allstate Corp.	74,780	2,787,798
The Chubb Corp.	41,084	3,035,697
The Dai-ichi Life Insurance Company, Ltd.	395	404,873
The Hanover Insurance Group, Inc.	8,596	306,791
The Navigators Group, Inc. (I)	1,524	74,005
The Phoenix Companies, Inc. (I)	910	28,058
The Progressive Corp.	92,790	1,812,189
The Travelers Companies, Inc.	59,208	3,833,126
Tokio Marine Holdings, Inc.	33,900	816,016
Torchmark Corp.	14,984	766,881
Tower Group, Inc.	5,295	98,699
United Fire Group, Inc.	3,088	68,368
Universal Insurance Holdings, Inc.	2,921	10,224
Unum Group	43,503	848,744
Vienna Insurance Group AG Wiener
Versicherung Gruppe	1,186	49,596
W.R. Berkley Corp.	21,385	799,371
XL Group PLC	47,439	1,096,790
Zurich Insurance Group AG (I)	5,849	1,404,474

		110,934,381
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	6,676	166,232
AG Mortgage Investment Trust, Inc.	2,395	56,522
Agree Realty Corp.	1,749	43,410
Alexander’s, Inc.	289	129,946
Alexandria Real Estate Equities, Inc.	11,849	875,641
American Assets Trust, Inc.	5,025	136,982
American Campus Communities, Inc.	17,120	798,134
American Capital Mortgage Investment Corp.	5,440	134,531
American Realty Capital Trust, Inc. (L)	23,932	282,398
Anworth Mortgage Asset Corp.	20,669	141,789
Apartment Investment & Management
Company, Class A	21,513	569,664
Apollo Commercial Real Estate Finance, Inc.	2,619	45,885
Apollo Residential Mortgage, Inc.	3,663	74,872
Ares Commercial Real Estate Corp.	1,248	21,016
ARMOUR Residential REIT, Inc.	35,301	263,345
Ascendas Real Estate Investment Trust	99,000	187,602
Ashford Hospitality Trust, Inc.	8,052	66,671
Associated Estates Realty Corp.	7,448	113,284
AvalonBay Communities, Inc.	14,512	2,053,738
BioMed Realty Trust, Inc.	29,423	545,208
Boston Properties, Inc.	22,800	2,556,564

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
BRE Properties, Inc.	14,638	$730,729
British Land Company PLC	56,769	485,522
Camden Property Trust	15,324	1,063,945
Campus Crest Communities, Inc.	5,844	63,115
Capital Shopping Centres Group PLC	37,305	200,057
CapitaMall Trust	122,200	194,312
CapLease, Inc.	10,180	49,882
Capstead Mortgage Corp.	14,099	202,180
Cedar Realty Trust, Inc.	8,977	49,284
Centro Retail Australia	75,900	168,100
CFS Retail Property Trust Group	116,678	231,346
Chatham Lodging Trust	2,145	30,051
Chesapeake Lodging Trust	4,860	90,542
Colonial Properties Trust	13,303	291,602
Colony Financial, Inc.	5,020	96,434
Coresite Realty Corp.	3,085	83,881
Corio NV	2,340	99,384
Corporate Office Properties Trust	13,750	307,450
Cousins Properties, Inc.	13,865	110,781
CreXus Investment Corp.	10,045	103,263
CubeSmart	18,631	240,340
CYS Investments, Inc.	24,950	358,781
DCT Industrial Trust, Inc. (L)	37,244	235,382
Dexus Property Group	268,321	265,537
DiamondRock Hospitality Company	28,410	273,304
Duke Realty Corp.	50,854	737,383
DuPont Fabros Technology, Inc. (L)	9,260	255,206
Dynex Capital, Inc.	8,195	85,638
EastGroup Properties, Inc.	4,323	231,713
Education Realty Trust, Inc.	14,362	166,025
Entertainment Properties Trust	7,091	323,279
Equity One, Inc.	19,758	418,870
Equity Residential	45,752	2,763,421
Essex Property Trust, Inc.	6,721	1,021,458
Excel Trust, Inc.	5,149	60,449
Federal Realty Investment Trust	12,199	1,316,394
FelCor Lodging Trust, Inc. (I)	18,764	87,065
First Industrial Realty Trust, Inc. (I)	13,429	173,234
First Potomac Realty Trust	7,697	98,599
Fonciere Des Regions	797	55,913
Franklin Street Properties Corp.	11,090	123,321
Gecina SA	682	65,185
Getty Realty Corp. (L)	3,923	70,261
Gladstone Commercial Corp. (L)	1,826	32,667
Glimcher Realty Trust	21,089	221,013
Goodman Group	89,964	372,543
Government Properties Income Trust (L)	5,649	127,611
GPT Group	84,657	307,219
Gramercy Capital Corp. (I)	7,036	18,856
Gyrodyne Company of America, Inc. (I)	195	21,743
H&R Real Estate Investment Trust	3,190	81,874
Hammerson PLC	47,626	345,734
HCP, Inc.	63,844	2,927,886
Health Care REIT, Inc.	34,367	2,008,407
Healthcare Realty Trust, Inc.	11,788	285,977
Hersha Hospitality Trust	26,047	129,714
Highwoods Properties, Inc.	25,284	824,511
Home Properties, Inc.	9,288	593,039
Hospitality Properties Trust	23,582	567,619
Host Hotels & Resorts, Inc. (L)	109,332	1,672,780
Hudson Pacific Properties, Inc.	5,393	95,672
ICADE	757	57,492
Inland Real Estate Corp. (L)	11,595	95,079
Invesco Mortgage Capital, Inc.	17,411	356,751
Investors Real Estate Trust (L)	13,058	109,034

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
iStar Financial, Inc. (I) (L)	12,730	$91,401
Japan Prime Realty Investment Corp.	37	104,152
Japan Real Estate Investment Corp.	25	244,475
Japan Retail Fund Investment Corp.	89	152,459
Kimco Realty Corp.	61,930	1,258,418
Kite Realty Group Trust	8,392	43,135
Klepierre	2,910	93,736
Land Securities Group PLC	51,597	648,290
LaSalle Hotel Properties	12,942	352,670
Lexington Realty Trust	17,964	168,502
Liberty Property Trust	22,395	825,928
LTC Properties, Inc.	4,625	156,048
Mack-Cali Realty Corp.	16,761	447,519
Medical Properties Trust, Inc.	20,525	211,613
Mirvac Group	199,510	279,040
Mission West Properties, Inc.	2,953	26,636
Monmouth Real Estate Investment Corp.	6,150	68,696
National Health Investments, Inc.	3,752	196,004
National Retail Properties, Inc.	20,425	634,401
New York Mortgage Trust, Inc.	3,468	23,895
Nippon Building Fund, Inc.	29	293,754
Nomura Real Estate Office Fund, Inc.	12	69,156
NorthStar Realty Finance Corp. (L)	19,984	117,306
Omega Healthcare Investors, Inc.	36,181	869,068
One Liberty Properties, Inc.	1,794	34,283
Parkway Properties, Inc.	2,444	28,375
Pebblebrook Hotel Trust	8,685	205,227
Pennsylvania Real Estate Investment Trust	8,452	132,865
Pennymac Mortgage Investment Trust	6,131	132,062
Plum Creek Timber Company, Inc.	24,577	1,005,937
Potlatch Corp.	13,857	499,683
Prologis, Inc.	70,068	2,394,224
PS Business Parks, Inc.	2,812	191,694
Public Storage	21,662	3,153,121
RAIT Financial Trust (L)	7,377	34,672
Ramco-Gershenson Properties Trust	6,934	89,865
Rayonier, Inc. (L)	23,277	1,140,340
Realty Income Corp. (L)	25,462	1,072,714
Redwood Trust, Inc.	12,022	172,275
Regency Centers Corp.	17,164	841,036
Resource Capital Corp.	12,814	76,628
Retail Opportunity Investments Corp. (L)	7,671	96,424
RioCan Real Estate Investment Trust	5,208	145,924
RLJ Lodging Trust	16,191	288,847
Rouse Properties, Inc.	3,340	46,426
Sabra Healthcare REIT, Inc.	5,597	107,294
Saul Centers, Inc.	1,179	50,827
Segro PLC	49,534	182,153
Select Income REIT	1,381	34,263
Senior Housing Properties Trust	33,337	737,414
Simon Property Group, Inc.	46,128	7,320,514
SL Green Realty Corp.	17,107	1,378,824
Sovran Self Storage, Inc.	4,396	249,913
STAG Industrial, Inc.	3,594	55,312
Starwood Property Trust, Inc.	17,638	415,375
Stockland	134,751	443,798
Strategic Hotels & Resorts, Inc. (I)	27,378	167,006
Summit Hotel Properties, Inc.	4,717	40,189
Sun Communities, Inc.	4,019	184,110
Sunstone Hotel Investors, Inc. (I)	20,681	215,703
Taubman Centers, Inc.	11,217	897,584
Terreno Realty Corp.	2,122	31,957
The Link REIT	110,425	492,244
The Macerich Company	25,300	1,507,121
Two Harbors Investment Corp.	42,086	487,777

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
UDR, Inc.	47,800	$1,206,950
UMH Properties, Inc.	2,168	24,390
Unibail-Rodamco SE	2,871	584,351
Universal Health Realty Income Trust	1,816	78,397
Urstadt Biddle Properties, Inc., Class A	3,506	68,367
Ventas, Inc.	43,987	2,880,709
Vornado Realty Trust	28,253	2,293,296
Washington Real Estate Investment Trust	10,038	269,621
Weingarten Realty Investors	23,131	646,049
Western Asset Mortgage Capital Corp.	1,201	25,749
Westfield Group	127,412	1,305,198
Westfield Retail Trust	168,987	505,759
Weyerhaeuser Company	81,795	2,037,513
Whitestone REIT, Class B	1,675	22,010
Winthrop Realty Trust	4,486	50,961

		80,752,895
Real Estate Management & Development - 0.5%
Aeon Mall Company, Ltd.	3,500	82,099
Agile Property Holdings, Ltd.	83,211	95,851
Alexander & Baldwin, Inc. (I)	8,054	238,559
AV Homes, Inc. (I)	1,601	23,599
Ayala Land, Inc.	118,600	63,226
BR Malls Participacoes SA	21,900	272,954
BR Properties SA	10,400	126,548
Brookfield Asset Management, Inc. (L)	20,534	707,624
Brookfield Office Properties, Inc. (L)	10,171	170,763
CapitaLand, Ltd.	130,500	315,800
CapitaMalls Asia, Ltd.	71,000	94,411
CBRE Group, Inc. (I)	49,909	863,925
Cheung Kong Holdings, Ltd.	67,000	915,683
China Overseas Land & Investment, Ltd.	244,397	553,522
China Resources Land, Ltd.	123,211	238,800
China Vanke Co., Ltd.	79,700	99,879
City Developments, Ltd.	25,000	231,510
Country Garden Holdings Company (I)	263,467	93,070
Daito Trust Construction Company, Ltd.	3,400	332,955
Daiwa House Industry Company, Ltd.	24,000	335,265
Evergrande Real Estate Group, Ltd. (L)	316,000	121,612
Farglory Land Development Company, Ltd.	13,000	23,499
Forestar Group, Inc. (I)	5,271	75,850
Franshion Properties China, Ltd.	198,000	58,131
Global Logistic Properties, Ltd.	107,000	203,798
Growthpoint Properties, Ltd.	112,149	366,035
Guangzhou R&F Properties Company, Ltd.,
H Shares	55,600	64,745
Hang Lung Group, Ltd.	43,000	269,798
Hang Lung Properties, Ltd.	109,000	372,232
Henderson Land Development Company, Ltd.	45,751	282,189
Highwealth Construction Corp. (I)	20,000	33,479
Hysan Development Company, Ltd.	31,557	142,092
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	30,239	96,993
Jones Lang LaSalle, Inc.	8,349	602,213
Kennedy-Wilson Holdings, Inc.	6,546	90,597
Keppel Land, Ltd.	38,970	106,188
Kerry Properties, Ltd.	35,768	170,823
Lend Lease Corp.	31,806	279,890
Longfor Properties Company, Ltd.	78,500	113,414
Mitsubishi Estate Company, Ltd.	58,000	1,023,867
Mitsui Fudosan Company, Ltd.	39,000	728,080
Multiplan Empreendimentos Imobiliarios SA	4,100	104,828
New World Development Company, Ltd.	178,257	222,690
Nomura Real Estate Holdings, Inc.	4,400	73,656
NTT Urban Development Corp.	53	40,318

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Poly Property Group Company, Ltd. (I)	121,000	$60,310
Redefine Income Fund, Ltd.	187,218	213,882
Ruentex Development Company, Ltd.	24,000	40,342
Shimao Property Holdings, Ltd.	83,500	126,693
Shui On Land, Ltd.	164,959	60,341
Sino Land Company, Ltd.	145,075	239,357
Sino-Ocean Land Holdings, Ltd.	173,858	78,251
SM Prime Holdings, Ltd.	287,426	95,776
Soho China, Ltd.	126,000	80,021
Sumitomo Realty &
Development Company, Ltd.	17,000	417,754
Sun Hung Kai Properties, Ltd.	75,500	981,451
Swire Pacific, Ltd.	33,000	391,921
Swiss Prime Site AG (I)	2,100	172,740
Tejon Ranch Company (I)	2,034	56,871
Thomas Properties Group, Inc.	5,079	28,239
Tokyu Land Corp.	20,000	98,687
UOL Group, Ltd.	26,000	110,059
Wharf Holdings, Ltd.	73,625	456,375
Wheelock and Company, Ltd.	44,000	169,025
Yuexiu Property Company, Ltd.	314,000	73,905
Zillow, Inc., Class A (I) (L)	456	18,974

		15,494,034
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	29,157	293,611
Bank Mutual Corp.	7,054	30,755
BankFinancial Corp.	3,185	24,493
Beneficial Mutual Bancorp, Inc. (I)	4,684	41,266
Berkshire Hill Bancorp, Inc.	3,458	76,941
BofI Holding, Inc. (I)	1,514	35,655
Brookline Bancorp, Inc.	10,717	90,987
Cape Bancorp, Inc. (I)	1,855	16,973
Charter Financial Corp.	1,069	10,113
Clifton Savings Bancorp, Inc.	1,444	14,093
Dime Community Bancshares	4,844	67,719
Doral Financial Corp. (I)	19,272	20,814
ESB Financial Corp.	1,649	22,641
ESSA Bancorp, Inc.	1,519	15,403
EverBank Financial Corp.	3,411	40,489
Federal Agricultural Mortgage Corp., Class C	1,493	36,967
First Defiance Financial Corp. (L)	1,517	25,243
First Federal Bancshares of Arkansas, Inc. (I)	611	5,969
First Financial Holdings, Inc.	2,536	32,410
First Financial Northwest, Inc. (I)	2,799	21,272
First Pactrust Bancorp, Inc.	1,825	22,010
Flushing Financial Corp.	4,656	70,957
Fox Chase Bancorp, Inc.	2,098	31,680
Franklin Financial Corp. (I)	2,102	34,998
Heritage Financial Group, Inc.	1,420	19,255
Hingham Institution for Savings	226	14,211
Home Bancorp, Inc. (I)	1,191	20,247
Home Federal Bancorp, Inc.	2,383	25,307
Home Loan Servicing Solutions, Ltd.	2,039	31,910
HomeStreet, Inc. (I)	656	23,249
Hudson City Bancorp, Inc.	80,376	577,903
Kaiser Federal Financial Group, Inc.	1,416	21,636
Kearny Financial Corp.	2,366	22,879
MGIC Investment Corp. (I)	28,819	34,006
NASB Financial, Inc. (I)	676	13,351
Nationstar Mortgage Holdings, Inc. (I)	2,910	78,919
New York Community Bancorp, Inc. (L)	83,811	1,111,334
Northfield Bancorp, Inc. (L)	2,236	33,540
Northwest Bancshares, Inc.	14,852	179,412
OceanFirst Financial Corp.	2,326	32,797

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Ocwen Financial Corp. (I)	16,279	$418,859
Oritani Financial Corp.	6,916	101,181
People’s United Financial, Inc.	54,166	648,367
Peoples Federal Bancshares, Inc.	968	16,156
Provident Financial Holdings, Inc.	1,477	19,482
Provident Financial Services, Inc.	9,128	140,936
Provident New York Bancorp	4,945	42,428
Radian Group, Inc. (L)	20,088	67,496
Rockville Financial, Inc.	4,389	52,624
Roma Financial Corp.	1,233	11,590
SI Financial Group, Inc.	1,622	18,734
Territorial Bancorp, Inc.	1,747	40,286
Tree.com, Inc. (I)	969	14,748
TrustCo Bank Corp.	14,604	81,490
United Financial Bancorp, Inc.	2,426	34,619
ViewPoint Financial Group	5,090	93,809
Walker & Dunlop, Inc. (I)	1,863	24,629
Washington Federal, Inc.	20,398	328,408
Waterstone Financial, Inc. (I)	1,161	5,631
Westfield Financial, Inc.	4,166	30,162
WSFS Financial Corp.	1,176	47,710

		5,562,760

		514,373,460
Health Care - 10.1%
Biotechnology - 1.4%
Achillion Pharmaceuticals, Inc. (I) (L)	8,029	56,444
Acorda Therapeutics, Inc. (I)	6,068	138,654
Actelion, Ltd. (I)	4,517	213,224
Aegerion Pharmaceuticals, Inc. (I)	3,766	52,423
Affymax, Inc. (I)	5,438	96,198
Agenus, Inc. (I)	3,662	16,809
Alexion Pharmaceuticals, Inc. (I)	29,234	3,134,177
Alkermes PLC (I) (L)	18,509	339,640
Allos Therapeutics, Inc. (I)	12,426	22,491
Alnylam Pharmaceuticals, Inc. (I)	7,004	128,103
AMAG Pharmaceuticals, Inc. (I)	3,260	48,215
Amgen, Inc.	118,359	9,932,687
Amicus Therapeutics, Inc. (I) (L)	4,648	22,775
Anacor Pharmaceuticals, Inc. (I)	2,328	14,317
Arena Pharmaceuticals, Inc. (I) (L)	29,793	269,329
Arqule, Inc. (I)	8,896	46,615
Array BioPharma, Inc. (I)	13,450	74,513
Astex Pharmaceuticals (I)	13,817	39,102
AVEO Pharmaceuticals, Inc. (I)	5,854	56,140
BioCryst Pharmaceuticals, Inc. (I) (L)	7,307	31,932
Biogen Idec, Inc. (I)	36,459	5,344,525
Biospecifics Technologies Corp. (I)	768	14,423
Biotime, Inc. (I) (L)	4,723	19,128
Celgene Corp. (I)	67,039	4,829,490
Celldex Therapeutics, Inc. (I)	8,950	50,478
Cepheid, Inc. (I) (L)	9,928	374,683
ChemoCentryx, Inc. (I)	801	8,411
Clovis Oncology, Inc. (I) (L)	2,098	36,694
Codexis, Inc. (I) (L)	4,210	9,557
Coronado Biosciences, Inc. (I)	2,660	16,359
CSL, Ltd.	30,402	1,398,975
Cubist Pharmaceuticals, Inc. (I)	9,584	442,781
Curis, Inc. (I) (L)	11,936	52,518
Cytori Therapeutics, Inc. (I) (L)	8,401	26,463
Dendreon Corp. (I) (L)	23,248	104,384
Discovery Laboratories, Inc. (I)	6,876	22,141
Dusa Pharmaceuticals, Inc. (I)	3,516	18,811
Dyax Corp. (I)	14,786	33,416

The accompanying notes are an integral part of the financial statements.	280

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Dynavax Technologies Corp. (I) (L)	26,281	$102,759
Emergent Biosolutions, Inc. (I)	3,919	57,727
Enzon Pharmaceuticals, Inc. (I)	6,473	43,757
Exact Sciences Corp. (I)	8,613	85,527
Exelixis, Inc. (I) (L)	22,443	99,422
Genomic Health, Inc. (I) (L)	2,435	83,910
Geron Corp. (I) (L)	20,421	56,362
Gilead Sciences, Inc. (I)	115,256	6,649,119
Grifols SA (I) (L)	4,946	139,213
GTx, Inc. (I)	3,858	14,197
Halozyme Therapeutics, Inc. (I)	13,580	78,764
Idenix Pharmaceuticals, Inc. (I)	11,281	63,738
ImmunoCellular Therapeutics, Ltd. (I) (L)	6,174	15,929
Immunogen, Inc. (I)	12,616	181,544
Immunomedics, Inc. (I)	9,873	33,272
Infinity Pharmaceuticals, Inc. (I)	2,945	53,481
InterMune, Inc. (I)	9,875	72,779
Ironwood Pharmaceuticals, Inc. (I) (L)	11,371	142,479
Isis Pharmaceuticals, Inc. (I)	15,157	206,287
Keryx Biopharmaceuticals Inc. (I)	10,813	22,059
Lexicon Pharmaceuticals, Inc. (I) (L)	30,003	67,207
Ligand Pharmaceuticals, Inc., Class B (I)	2,659	45,974
MannKind Corp. (I) (L)	17,305	46,724
Maxygen, Inc.	4,444	27,286
Merrimack Pharmaceuticals, Inc. (I)	2,328	18,531
Momenta Pharmaceuticals, Inc. (I)	7,087	99,998
Neurocrine Biosciences, Inc. (I) (L)	10,020	73,948
NewLink Genetics Corp. (I) (L)	1,914	26,719
Novavax, Inc. (I) (L)	17,467	35,633
NPS Pharmaceuticals, Inc. (I)	13,024	99,243
OncoGenex Pharmaceuticals, Inc. (I)	2,211	30,269
Oncothyreon, Inc. (I) (L)	8,731	46,187
Opko Health, Inc. (I) (L)	16,146	71,688
Orexigen Therapeutics, Inc. (I)	9,247	41,334
Osiris Therapeutics, Inc. (I) (L)	2,481	22,453
PDL BioPharma, Inc. (L)	21,257	156,452
Pharmacyclics, Inc. (I) (L)	8,228	550,618
Progenics Pharmaceuticals, Inc. (I)	4,434	18,091
Raptor Pharmaceutical Corp. (I) (L)	7,572	37,633
Regeneron Pharmaceuticals, Inc. (I)	14,887	2,204,020
Repligen Corp. (I)	4,857	27,636
Rigel Pharmaceuticals, Inc. (I)	10,781	100,479
Sangamo Biosciences, Inc. (I)	8,049	43,223
Seattle Genetics, Inc. (I) (L)	14,374	381,486
SIGA Technologies, Inc. (I) (L)	5,631	16,668
Spectrum Pharmaceuticals, Inc. (I) (L)	8,974	107,329
Sunesis Pharmaceuticals Inc (I)	4,040	12,807
Synageva BioPharma Corp. (I)	1,578	78,837
Synergy Pharmaceuticals, Inc. (I) (L)	6,088	30,136
Synta Pharmaceuticals Corp. (I)	5,474	35,964
Targacept, Inc. (I)	4,229	19,031
Theravance, Inc. (I)	9,181	244,857
Threshold Pharmaceuticals, Inc. (I)	6,757	59,529
Trius Therapeutics, Inc. (I)	3,621	20,097
United Therapeutics Corp. (I)	10,246	554,514
Vanda Pharmaceuticals, Inc. (I)	4,162	18,271
Verastem, Inc. (I)	953	8,215
Vertex Pharmaceuticals, Inc. (I)	40,283	2,148,292
Vical, Inc. (I) (L)	11,700	42,471
XOMA Corp. (I)	10,016	34,756
ZIOPHARM Oncology, Inc. (I) (L)	10,020	49,799

		43,493,755
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc. (I) (L)	3,282	122,977

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ABIOMED, Inc. (I) (L)	5,063	$113,057
Accuray, Inc. (I) (L)	10,788	66,130
Align Technology, Inc. (I) (L)	10,870	369,037
Alphatec Holdings, Inc. (I)	7,971	13,232
Analogic Corp.	1,859	129,219
AngioDynamics, Inc. (I)	3,799	43,461
Anika Therapeutics, Inc. (I)	1,796	25,521
Antares Pharma, Inc. (I) (L)	13,772	53,435
Arthrocare Corp. (I)	4,199	124,206
AtriCure, Inc. (I)	2,303	16,075
Atrion Corp.	221	47,992
Baxter International, Inc.	83,795	4,917,091
Becton, Dickinson and Company (L)	30,849	2,343,907
Boston Scientific Corp. (I)	217,523	1,174,624
C.R. Bard, Inc.	12,773	1,253,159
Cantel Medical Corp.	3,207	82,612
Cardiovascular Systems, Inc. (I)	2,630	24,512
CareFusion Corp. (I)	33,773	887,217
Cerus Corp. (I)	8,373	26,710
Cie Generale d’Optique
Essilor International SA	6,460	563,161
Cochlear, Ltd.	3,345	233,342
Conceptus, Inc. (I)	4,746	90,221
CONMED Corp.	4,297	116,105
Covidien PLC	73,398	4,113,958
CryoLife, Inc.	4,460	24,084
Cyberonics, Inc. (I)	4,174	208,408
Cynosure, Inc. (I)	1,461	37,986
DENTSPLY International, Inc. (L)	21,573	782,453
Derma Sciences, Inc. (I)	1,349	12,789
DexCom, Inc. (I)	10,379	138,041
Edwards Lifesciences Corp. (I)	17,441	1,780,901
Elekta AB, Series B (L)	3,300	168,022
Endologix, Inc. (I)	8,379	100,297
EnteroMedics, Inc. (I)	3,819	14,054
Exactech, Inc. (I)	1,382	22,305
Getinge AB, Series B	7,170	213,357
Greatbatch, Inc. (I)	3,594	83,201
Haemonetics Corp. (I)	3,850	283,630
Hansen Medical, Inc. (I) (L)	8,839	12,993
HeartWare International, Inc. (I)	2,142	191,859
Hill-Rom Holdings, Inc.	11,843	328,406
Hologic, Inc. (I)	50,497	991,256
ICU Medical, Inc. (I)	1,903	105,617
IDEXX Laboratories, Inc. (I)	10,504	998,510
Insulet Corp. (I) (L)	7,238	151,781
Integra LifeSciences Holdings Corp. (I)	2,971	116,879
Intuitive Surgical, Inc. (I)	6,042	2,971,395
Invacare Corp.	4,855	66,708
IRIS International, Inc. (I)	2,504	31,801
MAKO Surgical Corp. (I) (L)	5,459	89,964
Masimo Corp. (I) (L)	18,522	408,966
Medtronic, Inc.	158,367	6,439,202
Meridian Bioscience, Inc. (L)	6,274	110,924
Merit Medical Systems, Inc. (I)	6,386	91,001
Natus Medical, Inc. (I)	4,482	52,484
Navidea Biopharmaceuticals, Inc. (I)	14,585	53,089
Neogen Corp. (I) (L)	3,568	139,295
NuVasive, Inc. (I)	6,533	137,716
NxStage Medical, Inc. (I)	7,463	95,153
Olympus Corp. (I)	10,200	202,478
OraSure Technologies, Inc. (I)	8,172	79,350
Orthofix International NV (I)	2,842	120,273
Palomar Medical Technologies, Inc. (I)	2,996	26,215
PhotoMedex, Inc. (I) (L)	1,992	26,115

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Quidel Corp. (I) (L)	4,277	$69,458
ResMed, Inc. (L)	27,246	1,023,632
Rochester Medical Corp. (I)	1,605	17,687
Rockwell Medical Technologies, Inc. (I) (L)	3,220	25,696
RTI Biologics, Inc. (I)	8,446	32,264
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	96,000	105,807
Smith & Nephew PLC	59,931	634,023
Solta Medical, Inc. (I)	9,241	28,185
Sonova Holding AG (I)	1,985	183,869
Spectranetics Corp. (I)	5,196	63,079
St. Jude Medical, Inc.	47,760	1,803,418
Staar Surgical Company (I)	5,651	37,014
Stereotaxis, Inc. (I) (L)	494	795
STERIS Corp. (L)	19,801	677,986
Straumann Holding AG	375	44,523
Stryker Corp.	49,278	2,624,546
SurModics, Inc. (I)	2,396	44,661
Symmetry Medical, Inc. (I)	5,609	52,220
Sysmex Corp.	3,500	160,978
Teleflex, Inc.	7,789	514,308
Terumo Corp.	7,200	320,432
The Cooper Companies, Inc.	9,038	757,836
Thoratec Corp. (I)	11,198	379,500
Tornier BV (I)	2,294	41,108
Unilife Corp. (I) (L)	12,166	36,376
Utah Medical Products, Inc.	567	19,170
Varian Medical Systems, Inc. (I) (L)	16,970	997,666
Vascular Solutions, Inc. (I)	2,611	34,230
Volcano Corp. (I)	8,079	228,474
West Pharmaceutical Services, Inc.	5,144	243,568
Wright Medical Group, Inc. (I) (L)	5,948	123,124
Young Innovations, Inc.	857	31,940
Zeltiq Aesthetics, Inc. (I) (L)	2,477	13,128
Zimmer Holdings, Inc. (L)	26,806	1,656,075

		47,886,695
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I)	3,480	66,746
Accretive Health, Inc. (I) (L)	8,513	101,220
Aetna, Inc.	52,870	2,030,737
Air Methods Corp. (I) (L)	1,946	226,787
Alfresa Holdings Corp.	2,100	103,863
Almost Family, Inc. (I) (L)	1,307	28,859
Amedisys, Inc. (I)	4,561	64,219
AMERIGROUP Corp. (I)	9,257	841,646
AmerisourceBergen Corp.	38,169	1,470,270
Amil Participacoes SA	7,200	73,068
AMN Healthcare Services, Inc. (I)	6,288	52,819
Amsurg Corp. (I)	4,815	141,609
Assisted Living Concepts, Inc.	3,079	23,985
Bio-Reference Labs, Inc. (I)	3,717	97,088
BioScrip, Inc. (I)	6,680	56,780
Capital Senior Living Corp. (I)	4,288	51,585
Cardinal Health, Inc.	52,669	2,083,059
Catamaran Corp. (I)	3,500	303,789
Celesio AG	2,900	52,994
Centene Corp. (I)	7,782	316,027
Chemed Corp. (L)	2,913	192,345
Chindex International, Inc. (I)	1,892	19,809
Cigna Corp.	43,879	2,008,342
Community Health Systems, Inc. (I)	17,351	469,171
Corvel Corp. (I)	956	41,873
Coventry Health Care, Inc.	21,741	905,078
Cross Country Healthcare, Inc. (I)	4,068	16,475

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
DaVita, Inc. (I)	14,309	$1,391,836
Diagnosticos da America SA	13,100	82,670
Emeritus Corp. (I) (L)	4,665	93,393
ExamWorks Group, Inc. (I)	4,413	55,560
Express Scripts Holding Company (I)	122,585	7,676,273
Five Star Quality Care, Inc. (I)	6,431	30,419
Fresenius Medical Care AG &
Company KGaA	6,712	483,572
Fresenius SE & Company KGaA	3,972	423,342
Gentiva Health Services, Inc. (I) (L)	4,699	51,595
Hanger, Inc. (I)	5,159	147,599
Health Management
Associates, Inc., Class A (I)	48,924	374,758
Health Net, Inc. (I)	15,896	369,582
HealthSouth Corp. (I) (L)	14,451	330,928
Healthways, Inc. (I)	5,077	53,207
Henry Schein, Inc. (I) (L)	17,151	1,317,368
HMS Holdings Corp. (I) (L)	29,414	1,013,606
Humana, Inc.	24,834	1,740,367
Integramed America, Inc. (I) (L)	1,428	20,021
IPC The Hospitalist Company, Inc. (I)	2,505	110,696
Kindred Healthcare, Inc. (I)	8,007	89,358
Laboratory Corp. of America Holdings (I) (L)	14,732	1,295,679
Landauer, Inc.	1,436	84,207
LHC Group, Inc. (I)	2,441	42,473
Life Healthcare Group Holdings, Ltd.	66,733	253,041
LifePoint Hospitals, Inc. (I)	9,308	376,229
Magellan Health Services, Inc. (I)	4,139	205,336
McKesson Corp.	35,825	3,120,716
Medipal Holdings Corp.	7,200	103,201
MEDNAX, Inc. (I)	9,390	650,539
Metropolitan Health Networks, Inc. (I)	6,677	53,683
Miraca Holdings, Inc.	2,800	125,577
Molina Healthcare, Inc. (I)	4,519	109,541
MWI Veterinary Supply, Inc. (I) (L)	1,928	194,381
National Healthcare Corp.	1,422	63,549
National Research Corp.	391	19,456
Netcare, Ltd.	64,914	135,339
Odontoprev SA	14,900	80,743
Omnicare, Inc.	21,562	698,178
Owens & Minor, Inc. (L)	21,749	608,755
Patterson Companies, Inc.	13,342	453,228
PDI, Inc. (I)	1,589	11,028
PharMerica Corp. (I)	4,457	56,158
PSS World Medical, Inc. (I) (L)	7,649	165,142
Quest Diagnostics, Inc.	24,145	1,460,048
Ramsay Health Care, Ltd.	7,875	202,951
Select Medical Holdings Corp. (I)	5,319	55,052
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	30,100	51,865
Sinopharm Group Company, Ltd., H Shares	48,000	152,999
Skilled Healthcare Group, Inc. (I)	3,009	17,211
Sonic Healthcare, Ltd.	22,060	305,923
Sun Healthcare Group, Inc. (I)	3,935	33,251
Sunrise Senior Living, Inc. (I)	8,782	126,285
Suzuken Company, Ltd.	3,500	118,742
Team Health Holdings, Inc. (I)	4,298	122,708
Tenet Healthcare Corp. (I)	62,979	326,861
The Ensign Group, Inc.	2,643	77,810
The Providence Service Corp. (I)	2,022	23,071
Triple-S Management Corp., Class B (I)	2,960	60,502
UnitedHealth Group, Inc.	157,888	8,573,318
Universal American Corp. (I)	5,824	52,707
Universal Health Services, Inc., Class B	18,479	738,236
US Physical Therapy, Inc.	1,798	46,694

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Vanguard Health Systems, Inc. (I)	4,920	$47,970
VCA Antech, Inc. (I)	16,700	322,978
WellCare Health Plans, Inc. (I)	14,737	835,441
WellPoint, Inc.	50,349	3,014,395

		53,369,590
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	36,435	382,568
athenahealth, Inc. (I) (L)	5,420	478,965
Cerner Corp. (I)	22,310	1,631,753
Computer Programs & Systems, Inc. (L)	1,666	84,216
Epocrates, Inc. (I)	2,917	26,020
Greenway Medical Technologies (I) (L)	1,228	18,494
HealthStream, Inc. (I)	2,947	83,754
MedAssets, Inc. (I)	8,842	150,933
Medidata Solutions, Inc. (I)	3,353	117,623
Mediware Information Systems (I)	582	8,544
Merge Healthcare, Inc. (I) (L)	8,792	27,783
Omnicell, Inc. (I)	5,073	72,848
Quality Systems, Inc.	5,976	105,596
Vocera Communications, Inc. (I)	998	28,104

		3,217,201
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I) (L)	10,728	40,874
Agilent Technologies, Inc.	52,886	1,965,244
BG Medicine, Inc. (I)	1,647	6,539
Bio-Rad Laboratories, Inc., Class A (I)	3,773	378,734
Cambrex Corp. (I)	4,471	54,457
Charles River
Laboratories International, Inc. (I)	9,351	339,628
Covance, Inc. (I)	10,584	505,809
Fluidigm Corp. (I)	3,164	49,485
Furiex Pharmaceuticals, Inc. (I)	1,151	21,236
Harvard Bioscience, Inc. (I)	3,810	14,592
Life Technologies Corp. (I)	27,178	1,296,662
Lonza Group AG (I)	2,094	96,823
Luminex Corp. (I) (L)	6,312	122,074
Mettler-Toledo International, Inc. (I) (L)	6,002	990,990
Pacific Biosciences of California, Inc. (I)	5,661	11,152
PAREXEL International Corp. (I)	9,066	261,010
PerkinElmer, Inc.	17,332	473,164
QIAGEN NV (I)	7,353	132,173
Sequenom, Inc. (I) (L)	17,258	63,337
Techne Corp.	7,029	481,979
Thermo Fisher Scientific, Inc.	55,900	3,205,865
Waters Corp. (I)	13,525	1,084,570

		11,596,397
Pharmaceuticals - 5.0%
Abbott Laboratories	239,453	15,693,750
Acura Pharmaceuticals, Inc. (I)	1,895	3,089
Akorn, Inc. (I)	8,588	118,858
Allergan, Inc.	46,803	4,031,142
Ampio Pharmaceuticals, Inc. (I)	3,849	11,085
Aspen Pharmacare Holdings, Ltd. (I)	19,604	334,363
Astellas Pharma, Inc.	20,600	1,007,630
AstraZeneca PLC	84,119	3,917,860
Auxilium Pharmaceuticals, Inc. (I)	7,309	170,300
AVANIR Pharmaceuticals, Class A (I) (L)	20,461	67,931
Bayer AG	25,754	1,997,542
BioDelivery Sciences International, Inc. (I)	3,225	15,899
Biosante Pharmaceuticals, Inc. (I)	1	1
Bristol-Myers Squibb Company	257,060	8,485,551
Cadence Pharmaceuticals, Inc. (I)	8,989	35,417
Celltrion, Inc.	3,167	84,342

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cempra Inc (I)	640	$5,254
Chugai Pharmaceutical Company, Ltd.	10,200	203,568
Corcept Therapeutics, Inc. (I)	7,405	21,400
Cornerstone Therapeutics, Inc. (I)	1,320	8,923
Cumberland Pharmaceuticals, Inc. (I)	1,835	11,010
Daiichi Sankyo Company, Ltd.	31,600	521,961
Dainippon Sumitomo Pharma Company, Ltd.	7,300	80,841
Depomed, Inc. (I)	8,275	43,775
Dr. Reddy’s Laboratories, Ltd., ADR (L)	11,800	354,472
Eisai Company, Ltd.	11,600	530,103
Elan Corp. PLC (I)	6,077	69,401
Elan Corp. PLC (European
Composite Exchange) (I)	9,995	114,465
Eli Lilly & Company	155,410	6,979,463
Endo Health Solutions, Inc. (I)	22,367	711,718
Endocyte, Inc. (I) (L)	4,541	43,548
Forest Laboratories, Inc. (I)	40,435	1,402,690
Forest Laboratories, Inc. (Berlin Exchange) (I)	891	846
GlaxoSmithKline PLC	333,007	7,529,709
Hi-Tech Pharmacal Company, Inc. (I)	1,640	58,532
Hisamitsu Pharmaceutical Company, Inc. (L)	2,800	149,559
Horizon Pharma, Inc. (I) (L)	3,072	13,640
Hospira, Inc. (I)	25,132	843,933
Impax Laboratories, Inc. (I)	10,141	240,037
Jazz Pharmaceuticals PLC (I)	6,271	285,393
Johnson & Johnson	417,968	28,183,582
Kalbe Farma Tbk PT	176,500	71,759
Kyowa Hakko Kogyo Company, Ltd.	11,737	131,602
Lannett Company, Inc. (I)	2,649	12,954
MAP Pharmaceuticals, Inc. (I)	3,795	51,005
Medicis Pharmaceutical Corp., Class A (L)	20,025	631,989
Merck & Company, Inc.	462,893	19,927,544
Merck KGaA	2,018	230,690
Mitsubishi Tanabe Pharma Corp.	10,300	152,693
Mylan, Inc. (I)	61,772	1,455,966
Nektar Therapeutics (I) (L)	17,317	148,580
Novartis AG	91,367	5,381,032
Obagi Medical Products, Inc. (I)	2,837	37,902
Omeros Corp. (I)	3,899	36,768
Ono Pharmaceutical Company, Ltd.	3,800	236,298
Optimer Pharmaceuticals, Inc. (I) (L)	7,093	106,608
Orion OYJ, Series B	2,650	54,336
Otsuka Holdings Company, Ltd.	16,700	510,081
Pacira Pharmaceuticals, Inc. (I)	2,824	51,284
Pain Therapeutics, Inc. (I)	5,987	23,828
Par Pharmaceutical Companies, Inc. (I)	5,551	276,440
Pernix Therapeutics Holdings (I)	1,384	9,051
Perrigo Company	14,217	1,563,443
Pfizer, Inc.	1,139,613	27,191,166
Pharmstandard OJSC, GDR (I)	1,827	26,400
Pozen, Inc. (I) (L)	4,003	26,060
Questcor Pharmaceuticals, Inc. (I) (L)	8,127	353,037
Ranbaxy Laboratories, Ltd., GDR (I)	5,039	51,297
Ranbaxy Laboratories, Ltd., GDR
(German Exchange) (I)	19,197	186,455
Repros Therapeutics, Inc. (I)	2,335	29,584
Roche Holdings AG	27,919	5,079,416
Sagent Pharmaceuticals, Inc. (I)	1,379	19,940
Sanofi	37,461	3,059,651
Santarus, Inc. (I)	8,276	51,146
Santen Pharmaceutical Company, Ltd.	3,400	148,476
SciClone Pharmaceuticals, Inc. (I)	8,676	42,512
Shionogi & Company, Ltd.	13,800	198,953
Shire PLC	37,082	1,119,780
Sihuan Pharmaceutical Holdings Group, Ltd.	108,000	43,253

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sucampo Pharmaceuticals, Inc. (I)	1,642	$7,832
Supernus Pharmaceuticals, Inc. (I)	501	6,152
Taisho Pharmaceutical
Holdings Company, Ltd.	1,600	129,201
Takeda Pharmaceutical Company, Ltd.	36,500	1,714,215
The Medicines Company (I)	8,336	214,152
Transcept Pharmaceuticals, Inc. (I)	1,872	12,505
Tsumura & Company, Ltd.	2,700	83,442
UCB SA	3,414	167,352
Valeant Pharmaceuticals International, Inc. (I)	10,625	543,996
Ventrus Biosciences, Inc. (I)	1,833	6,929
ViroPharma, Inc. (I) (L)	10,550	280,630
Vivus, Inc. (I) (L)	15,066	323,166
Watson Pharmaceuticals, Inc. (I)	19,390	1,577,377
XenoPort, Inc. (I) (L)	5,363	49,983
Yuhan Corp.	244	28,831
Zogenix, Inc. (I)	8,234	19,515

		158,276,840

		317,840,478
Industrials - 10.2%
Aerospace & Defense - 1.8%
AAR Corp. (L)	6,209	92,390
Aerovironment, Inc. (I)	2,686	64,088
Alliant Techsystems, Inc.	6,324	309,813
American Science & Engineering, Inc.	1,354	80,522
API Technologies Corp. (I)	5,472	16,854
Astronics Corp. (I)	1,653	46,284
AviChina Industry & Technology
Company, Ltd., H Shares	120,000	43,612
BAE Systems PLC	213,663	1,078,263
BE Aerospace, Inc. (I)	19,831	798,396
Bombardier, Inc.	52,387	186,005
CAE, Inc.	9,442	96,551
Ceradyne, Inc. (L)	3,755	89,181
Cobham PLC	71,814	249,601
CPI Aerostructures, Inc. (I)	1,177	14,595
Cubic Corp.	2,475	124,963
Curtiss-Wright Corp.	7,266	218,416
DigitalGlobe, Inc. (I)	5,516	114,567
Empresa SA	29,300	202,079
Esterline Technologies Corp. (I)	10,579	632,624
European Aeronautic Defence &
Space Company NV	12,924	492,222
Exelis, Inc.	35,613	359,691
Finmeccanica SpA (I) (L)	12,804	56,711
GenCorp, Inc. (I) (L)	9,239	84,352
General Dynamics Corp.	54,880	3,595,189
GeoEye, Inc. (I)	2,259	60,609
HEICO Corp.	8,046	280,323
Hexcel Corp. (I)	15,193	344,425
Honeywell International, Inc.	118,583	6,931,176
Huntington Ingalls Industries, Inc. (I)	9,439	378,221
Korea Aerospace Industries, Ltd.	1,040	23,673
Kratos Defense &
Security Solutions, Inc. (I) (L)	6,238	29,818
L-3 Communications Holdings, Inc.	14,827	1,041,448
LMI Aerospace, Inc. (I)	1,574	30,646
Lockheed Martin Corp.	40,513	3,692,355
Meggitt PLC	51,908	325,925
Moog, Inc., Class A (I)	2,991	109,560
National Presto Industries, Inc. (L)	742	53,958
Northrop Grumman Corp.	38,276	2,560,282
Orbital Sciences Corp., Class A (I)	9,167	126,505

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Precision Castparts Corp.	22,115	$3,562,284
Raytheon Company	50,730	2,867,260
Rockwell Collins, Inc. (L)	22,073	1,078,708
Rolls-Royce Holdings PLC (I)	123,701	1,609,158
Safran SA	7,173	250,865
SIFCO Industries, Inc.	462	8,704
Singapore Technologies Engineering, Ltd.	78,000	213,591
Sypris Solutions, Inc.	1,722	11,727
Taser International, Inc. (I)	8,554	45,764
Teledyne Technologies, Inc. (I)	5,645	364,159
Textron, Inc. (L)	42,656	1,139,768
Thales SA	2,725	90,339
The Boeing Company	113,997	8,139,386
The KEYW Holding Corp. (I)	2,932	33,014
Triumph Group, Inc.	9,510	565,179
United Technologies Corp.	138,699	11,075,115
Zodiac Aerospace	1,100	104,691

		56,195,605
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (I)	7,977	37,093
Atlas Air Worldwide Holdings, Inc. (I)	4,009	206,464
C.H. Robinson Worldwide, Inc.	24,748	1,400,984
Deutsche Post AG	26,600	515,759
Echo Global Logistics, Inc. (I)	2,272	40,237
Expeditors International of Washington, Inc.	32,326	1,183,455
FedEx Corp.	47,996	4,205,889
Forward Air Corp.	4,435	149,105
Hub Group, Inc., Class A (I)	5,637	169,674
Hyundai Glovis Company, Ltd.	396	79,851
Pacer International, Inc. (I)	5,370	22,017
Park-Ohio Holdings Corp. (I)	1,356	29,168
Toll Holdings, Ltd.	39,676	190,484
United Parcel Service, Inc., Class B	146,025	10,778,105
UTi Worldwide, Inc.	19,764	271,360
XPO Logistics, Inc. (I) (L)	2,675	39,670
Yamato Transport Company, Ltd.	17,300	287,973

		19,607,288
Airlines - 0.1%
Air China, Ltd., H Shares	111,466	67,242
Alaska Air Group, Inc. (I)	24,303	815,366
All Nippon Airways Company, Ltd. (L)	55,000	121,526
Allegiant Travel Company (I)	2,264	149,967
Cathay Pacific Airways, Ltd.	59,000	96,638
China Airlines, Ltd. (I)	105,000	40,375
China Southern Airlines Company, Ltd.,
H Shares	112,000	47,779
Deutsche Lufthansa AG	7,571	93,249
Eva Airways Corp.	66,000	37,070
Hawaiian Holdings, Inc. (I) (L)	7,877	46,711
International Consolidated
Airlines Group SA (I)	29,642	65,947
JetBlue Airways Corp. (I) (L)	78,870	386,463
Korean Air Lines Company, Ltd. (I)	1,117	46,911
Qantas Airways, Ltd. (I)	64,962	77,456
Republic Airways Holdings, Inc. (I) (L)	7,336	32,645
Ryanair Holdings PLC, ADR (I)	1,330	41,283
Singapore Airlines, Ltd.	11,140	95,243
Singapore Airlines, Ltd. (Board Lot 200)	17,000	145,528
SkyWest, Inc.	7,755	68,011
Southwest Airlines Company	116,834	1,044,496
Spirit Airlines, Inc. (I)	6,284	122,852
US Airways Group, Inc. (I) (L)	24,538	261,575

		3,904,333

The accompanying notes are an integral part of the financial statements.	284

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.2%
AAON, Inc. (L)	2,861	$52,642
Ameresco, Inc., Class A (I)	3,183	38,228
American Woodmark Corp. (I)	1,522	29,466
AO Smith Corp.	5,893	322,406
Apogee Enterprises, Inc.	4,298	67,908
Asahi Glass Company, Ltd.	47,000	286,568
Assa Abloy AB, Series B	11,432	348,910
Builders FirstSource, Inc. (I) (L)	6,765	30,104
Cie de Saint-Gobain	12,419	424,847
Daikin Industries, Ltd.	10,900	292,089
Fortune Brands Home & Security, Inc. (I)	30,466	776,883
Geberit AG (I)	1,470	309,445
Gibraltar Industries, Inc. (I)	4,651	50,835
Griffon Corp. (L)	6,898	66,704
Insteel Industries, Inc.	2,771	27,765
KCC Corp.	127	31,790
Lennox International, Inc.	9,727	462,130
LIXIL Group Corp.	12,500	269,386
Masco Corp.	54,347	769,554
NCI Building Systems, Inc. (I)	2,832	30,444
Nortek, Inc. (I)	1,176	60,529
Patrick Industries, Inc. (I)	604	7,852
PGT, Inc. (I)	3,066	9,811
Quanex Building Products Corp.	5,570	97,475
Simpson Manufacturing Company, Inc.	6,069	154,335
Taiwan Glass Industrial Corp.	36,395	36,308
TOTO, Ltd.	13,000	97,440
Trex Company, Inc. (I) (L)	2,105	64,729
Universal Forest Products, Inc.	2,989	114,867
USG Corp. (I) (L)	11,203	230,334

		5,561,784
Commercial Services & Supplies - 0.6%
A.T. Cross Company, Class A (I)	1,355	13,428
ABM Industries, Inc.	8,136	164,510
ACCO Brands Corp. (I)	17,067	112,472
Acorn Energy, Inc. (L)	2,725	22,427
Aggreko PLC	17,640	659,591
American Reprographics Company (I)	5,700	22,914
Asset Acceptance Capital Corp. (I)	2,530	16,470
Asta Funding, Inc.	1,784	16,984
Avery Dennison Corp.	15,773	492,591
Babcock International Group PLC	23,937	355,988
Brambles, Ltd.	89,730	632,985
Casella Waste Systems, Inc., Class A (I)	4,175	20,082
Ceco Environmental Corp.	1,146	10,864
Cenveo, Inc. (I) (L)	8,548	17,181
Cintas Corp.	16,790	678,652
Clean Harbors, Inc. (I)	9,053	492,393
Compx International Inc	220	2,717
Consolidated Graphics, Inc. (I)	1,204	32,255
Copart, Inc. (I)	19,856	530,354
Corrections Corp. of America	19,080	635,555
Courier Corp.	1,648	18,491
Dai Nippon Printing Company, Ltd.	26,000	185,357
Deluxe Corp. (L)	17,441	494,801
Edenred	5,251	140,215
Encore Capital Group, Inc. (I)	3,330	93,340
EnergySolutions, Inc. (I)	11,785	28,873
EnerNOC, Inc. (I)	3,709	36,608
Ennis, Inc.	3,804	55,500
G&K Services, Inc., Class A	2,860	89,718
G4S PLC	93,197	373,875
Healthcare Services Group, Inc.	10,169	215,278
Heritage-Crystal Clean, Inc. (I)	1,203	21,642

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Herman Miller, Inc.	19,968	$390,574
HNI Corp.	15,580	431,878
InnerWorkings, Inc. (I)	4,824	58,129
Interface, Inc.	8,871	121,799
Intersections, Inc.	1,343	14,733
Iron Mountain, Inc.	26,055	854,604
Kimball International, Inc., Class B	4,990	56,038
Knoll, Inc.	7,263	105,604
McGrath RentCorp	3,757	94,601
Metalico, Inc. (I)	5,836	13,423
Mine Safety Appliances Company	10,107	352,431
Mobile Mini, Inc. (I)	5,804	99,248
Multi-Color Corp.	2,113	43,105
Multiplus SA	2,600	55,333
NL Industries, Inc.	1,010	11,777
Pitney Bowes, Inc. (L)	30,471	407,093
Portfolio Recovery Associates, Inc. (I) (L)	2,597	260,609
Quad/Graphics, Inc. (L)	3,813	69,854
R.R. Donnelley & Sons Company (L)	27,434	301,225
Republic Services, Inc.	47,893	1,324,241
Ritchie Brothers Auctioneers, Inc. (L)	3,251	60,584
Rollins, Inc.	12,328	286,996
S1 Corp.	519	27,046
Schawk, Inc., Class A	1,837	23,991
Secom Company, Ltd.	9,800	496,569
Securitas AB, Series B	10,542	78,413
Serco Group PLC	32,955	293,816
Societe BIC SA	867	93,198
Standard Parking Corp. (I)	2,392	55,231
Steelcase, Inc., Class A	11,488	111,434
Stericycle, Inc. (I) (L)	12,949	1,185,092
Swisher Hygiene, Inc. (I) (L)	17,300	30,621
Sykes Enterprises, Inc. (I)	5,927	79,955
Team, Inc. (I)	3,014	94,248
Tetra Tech, Inc. (I)	9,613	249,361
The Brink’s Company	16,181	360,189
The Geo Group, Inc.	9,301	244,709
TMS International Corp. (I)	2,030	20,442
Toppan Printing Company, Ltd.	25,000	147,099
TRC Companies, Inc. (I)	2,278	15,855
UniFirst Corp.	2,202	139,849
United Stationers, Inc.	6,168	149,204
US Ecology, Inc.	2,798	52,602
Viad Corp.	3,073	62,904
Waste Connections, Inc. (L)	23,543	681,570
Waste Management, Inc. (L)	70,414	2,434,916

		19,226,304
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA (L)	4,365	86,419
AECOM Technology Corp. (I)	21,549	417,835
Aegion Corp. (I)	5,994	117,003
Argan, Inc.	1,595	26,716
Aveng, Ltd.	28,979	105,997
Balfour Beatty PLC	45,910	203,944
Bouygues SA	5,830	144,677
China Communications Construction
Company, Ltd., H Shares	263,965	203,567
China Railway Construction Corp., H Shares	117,300	88,860
China Railway Group, Ltd., H Shares	238,000	89,853
China State Construction
International Holdings, Ltd.	104,000	110,973
Chiyoda Corp.	7,000	92,719
Comfort Systems USA, Inc.	5,606	57,854

The accompanying notes are an integral part of the financial statements.	285

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
CTCI Corp.	23,000	$43,714
Daelim Industrial Company, Ltd.	844	66,456
Daewoo Engineering &
Construction Company, Ltd. (I)	3,009	26,614
Doosan Heavy Industries and
Construction Company, Ltd.	1,460	76,547
Dycom Industries, Inc. (I)	5,087	73,863
EMCOR Group, Inc.	10,121	279,643
Ferrovial SA	12,472	146,886
Fluor Corp.	25,738	1,325,507
Furmanite Corp. (I)	5,726	27,943
Granite Construction, Inc.	12,508	344,846
Great Lakes Dredge & Dock Corp.	9,105	66,558
GS Engineering & Construction Corp.	1,074	66,866
Hochtief AG (I)	966	45,173
Hyundai Development Company	1,690	31,211
Hyundai Engineering &
Construction Company, Ltd.	2,008	112,809
Jacobs Engineering Group, Inc. (I)	19,637	776,447
JGC Corp.	10,000	309,443
Kajima Corp.	40,000	111,409
KBR, Inc.	28,325	767,324
Kinden Corp.	6,000	37,355
Koninklijke Boskalis Westinster NV	2,507	84,522
Larsen & Toubro, Ltd., GDR	16,157	395,847
Larsen & Toubro, Ltd., GDR
(London Exchange)	4,430	108,325
Layne Christensen Company (I)	3,027	58,845
Leighton Holdings, Ltd.	8,683	144,168
MasTec, Inc. (I)	8,833	161,114
Metallurgical Corp. of China, Ltd.,
H Shares (I)	164,000	34,975
Michael Baker Corp. (I)	1,309	31,246
MYR Group, Inc. (I)	3,176	64,600
Northwest Pipe Company (I)	1,466	37,002
Obayashi Corp.	31,000	135,405
Orion Marine Group, Inc. (I)	4,143	31,570
Pike Electric Corp. (I)	2,775	24,698
Primoris Services Corp.	4,576	56,285
Quanta Services, Inc. (I)	32,421	778,104
Samsung Engineering Company, Ltd.	899	153,385
Shimizu Corp.	29,000	93,011
Skanska AB, Series B	12,819	197,406
SNC-Lavalin Group, Inc.	5,499	195,247
Sterling Construction Company, Inc. (I)	2,586	25,058
Taisei Corp.	49,000	134,453
The Shaw Group, Inc. (I)	12,581	529,408
Tutor Perini Corp. (I)	5,486	58,206
URS Corp.	14,454	526,270
Vinci SA	14,012	607,851

		11,150,032
Electrical Equipment - 0.7%
A123 Systems, Inc. (I) (L)	17,090	4,421
ABB, Ltd. (I)	87,236	1,514,097
Acuity Brands, Inc.	14,492	929,807
Alstom SA	6,438	228,530
American Superconductor Corp. (I)	5,887	22,076
AMETEK, Inc.	46,017	1,578,843
AZZ, Inc.	3,815	121,164
Belden, Inc.	6,884	234,951
Brady Corp., Class A	7,416	208,241
Capstone Turbine Corp. (I) (L)	45,683	45,624
Coleman Cable, Inc.	1,359	12,883
Cooper Industries PLC	24,209	1,770,888

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Dongfang Electric Corp. Ltd., H Shares	19,800	$27,199
Emerson Electric Company	111,647	5,662,736
Encore Wire Corp.	2,861	81,024
EnerSys, Inc. (I)	7,258	270,361
Enphase Energy, Inc. (I)	1,165	5,778
Franklin Electric Company, Inc.	3,552	192,625
Fuelcell Energy, Inc. (I) (L)	23,130	22,899
Fuji Electric Company, Ltd.	26,000	51,846
Furukawa Electric Company, Ltd.	30,000	59,064
Generac Holdings, Inc.	3,729	80,360
General Cable Corp. (I)	9,498	257,301
Global Power Equipment Group, Inc.	2,601	50,720
GS Yuasa Corp. (L)	16,000	60,876
Hubbell, Inc., Class B	11,304	913,589
II-VI, Inc. (I) (L)	7,989	148,595
Legrand SA	7,305	251,817
LS Cable, Ltd.	530	41,209
LS Industrial Systems Company, Ltd.	468	26,691
LSI Industries, Inc.	2,962	19,312
Mabuchi Motor Company, Ltd.	1,100	45,966
Mitsubishi Electric Corp.	90,000	735,835
Nidec Corp.	5,000	395,341
Powell Industries, Inc. (I)	1,369	51,912
Preformed Line Products Company	344	20,268
Prysmian SpA	6,668	111,284
Regal-Beloit Corp.	7,947	540,873
Rockwell Automation, Inc.	21,721	1,565,215
Roper Industries, Inc.	14,828	1,524,170
Schneider Electric SA	16,198	1,020,112
Shanghai Electric Group Company, Ltd.,
H Shares	167,136	67,505
Sumitomo Electric Industries, Ltd.	35,200	398,689
Suzlon Energy, Ltd., GDR (I)	72,805	91,006
Teco Electric & Machinery Company, Ltd.	71,000	47,147
Thermon Group Holdings, Inc. (I)	2,236	51,115
Ushio, Inc.	4,800	56,735
Vicor Corp.	3,088	18,590
Walsin Lihwa Corp. (I)	129,000	40,794
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	28,000	67,843

		21,745,927
Industrial Conglomerates - 1.9%
3M Company	105,600	9,778,560
Aboitiz Equity Ventures, Inc.	74,300	85,786
Alliance Global Group, Inc.	172,800	48,503
Beijing Enterprises Holdings, Ltd.	30,714	203,613
Bidvest Group, Ltd.	20,405	495,104
Carlisle Companies, Inc.	11,857	620,595
Citic Pacific, Ltd.	77,033	94,540
CJ Corp.	460	33,138
Danaher Corp.	87,507	4,687,750
Doosan Corp.	258	30,951
Far Eastern New Century Corp.	118,450	125,077
Fraser and Neave, Ltd. (I)	47,000	310,031
General Electric Company	1,612,492	33,394,709
Hopewell Holdings, Ltd.	27,500	88,404
Hutchison Whampoa, Ltd.	103,000	908,190
Keppel Corp., Ltd.	71,931	646,748
Koninklijke Philips Electronics NV	31,746	728,826
LG Corp.	2,831	157,020
NWS Holdings, Ltd.	67,230	107,965
Raven Industries, Inc.	5,500	167,035
Reunert, Ltd.	12,630	106,927
Samsung Techwin Company, Ltd.	1,113	70,332

The accompanying notes are an integral part of the financial statements.	286

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
San Miguel Corp.	16,170	$43,056
Seaboard Corp. (I)	45	94,014
SembCorp Industries, Ltd.	50,000	227,008
Shanghai Industrial Holdings, Ltd.	32,070	88,093
Siemens AG	25,637	2,430,803
SK Holdings Company, Ltd.	778	115,190
SM Investments Corp.	6,504	109,712
Smiths Group PLC	25,983	431,363
Standex International Corp.	1,920	85,709
Tyco International, Ltd.	70,443	3,971,576

		60,486,328
Machinery - 2.1%
Accuride Corp. (I)	7,079	35,537
Actuant Corp., Class A (L)	11,029	310,135
AGCO Corp. (I)	18,555	780,980
Airtac International Group	3,000	14,693
Alamo Group, Inc.	1,102	32,057
Albany International Corp., Class A	4,192	88,535
Alfa Laval AB	11,472	195,969
Altra Holdings, Inc.	4,101	75,499
Amada Company, Ltd.	17,000	77,296
American Railcar Industries, Inc. (I)	1,471	41,982
Ampco-Pittsburgh Corp.	1,292	21,783
Andritz AG	2,300	118,409
Astec Industries, Inc. (I)	3,058	89,691
Atlas Copco AB, Series A	23,203	517,571
Atlas Copco AB, Series B	13,531	267,281
Barnes Group, Inc.	8,304	196,556
Blount International, Inc. (I)	7,436	95,776
Briggs & Stratton Corp. (L)	7,388	127,960
Cascade Corp.	1,400	68,698
Caterpillar, Inc.	99,279	8,471,477
Chart Industries, Inc. (I) (L)	4,525	315,845
China Rongsheng Heavy Industry
Group Company, Ltd. (L)	180,500	24,788
CIRCOR International, Inc. (L)	2,638	84,020
CLARCOR, Inc.	17,203	828,152
Columbus McKinnon Corp. (I)	3,013	44,653
Commercial Vehicle Group, Inc. (I)	3,723	31,459
Cosco Corp. Singapore, Ltd. (L)	50,000	38,999
Crane Company	9,429	358,208
CSR Corp., Ltd., H Shares	115,000	78,267
Cummins, Inc.	29,249	2,840,370
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,850	61,881
Deere & Company (L)	60,531	4,546,483
Donaldson Company, Inc.	28,422	1,003,012
Doosan Infracore Company, Ltd. (I)	3,040	47,938
Douglas Dynamics, Inc.	3,405	47,738
Dover Corp.	27,947	1,615,616
Dynamic Materials Corp.	2,052	33,160
Eaton Corp. (L)	51,393	2,298,295
Energy Recovery, Inc. (I)	6,597	16,624
EnPro Industries, Inc. (I) (L)	3,132	117,575
ESCO Technologies, Inc.	4,061	143,881
FANUC Corp.	8,900	1,465,865
Federal Signal Corp. (I)	9,467	56,518
Fiat Industrial SpA	27,034	271,368
Flow International Corp. (I)	7,428	24,512
Flowserve Corp.	7,781	993,322
FreightCar America, Inc.	1,889	33,851
Gardner Denver, Inc.	9,558	576,156
GEA Group AG	5,529	145,934
Graco, Inc.	11,537	569,928

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Graham Corp.	1,541	$29,294
Greenbrier Companies, Inc. (I)	3,452	49,881
Hardinge, Inc.	1,906	17,135
Harsco Corp.	15,371	313,415
Hino Motors, Ltd.	13,000	90,259
Hitachi Construction
Machinery Company, Ltd. (L)	5,000	83,468
Hiwin Technologies Corp.	6,300	45,667
Hurco Companies, Inc. (I)	1,045	21,621
Hyundai Heavy Industries Company, Ltd.	1,249	257,416
Hyundai Mipo Dockyard Company, Ltd.	319	34,827
IDEX Corp.	16,036	639,195
IHI Corp.	62,000	134,034
Illinois Tool Works, Inc. (L)	72,648	4,307,300
IMI PLC	21,300	290,574
Ingersoll-Rand PLC	45,463	2,125,850
Invensys PLC	53,792	205,812
ITT Corp. (L)	17,616	350,558
John Bean Technologies Corp. (L)	4,396	70,160
Joy Global, Inc.	16,108	859,845
JTEKT Corp.	10,500	82,669
Kadant, Inc. (I)	1,817	41,300
Kawasaki Heavy Industries, Ltd.	66,000	141,080
Kaydon Corp.	4,878	108,487
Kennametal, Inc.	15,277	562,805
Komatsu, Ltd.	43,400	861,785
Kone OYJ	4,721	288,359
Kubota Corp.	51,000	493,255
Kurita Water Industries, Ltd.	5,200	111,880
LB Foster Company	1,386	44,560
Lincoln Electric Holdings, Inc.	15,975	658,969
Lindsay Corp.	1,912	124,968
Lonking Holdings, Ltd. (L)	118,000	18,143
Lydall, Inc. (I)	2,565	32,909
Makita Corp.	5,200	178,460
MAN SE	1,327	122,436
Meritor, Inc. (I)	14,611	65,311
Met-Pro Corp.	2,296	20,940
Metso OYJ	3,876	138,078
Middleby Corp. (I)	2,842	327,256
Miller Industries, Inc.	1,709	26,216
Mitsubishi Heavy Industries, Ltd.	142,000	590,862
Mueller Industries, Inc. (L)	4,106	176,969
Mueller Water Products, Inc., Class A	23,676	90,679
Nabtesco Corp.	4,800	88,513
NACCO Industries, Inc., Class A	836	88,950
NGK Insulators, Ltd.	12,000	143,023
NN, Inc. (I)	2,635	22,213
Nordson Corp.	10,802	635,266
NSK, Ltd.	21,000	124,048
NTN Corp.	22,000	46,762
Oshkosh Corp. (I)	17,490	443,197
PACCAR, Inc.	54,284	2,166,474
Pall Corp. (L)	17,623	978,253
Parker Hannifin Corp.	22,988	1,838,580
Pentair, Inc. (L)	18,904	803,420
PMFG, Inc. (I)	3,147	22,658
Proto Labs, Inc. (I) (L)	739	23,249
RBC Bearings, Inc. (I)	3,387	155,768
Rexnord Corp. (I)	4,407	66,325
Robbins & Myers, Inc.	5,826	348,511
Samsung Heavy Industries Company, Ltd.	4,831	159,293
Sandvik AB	34,747	463,339
Sany Heavy Equipment International
Holdings Company, Ltd.	57,000	29,619

The accompanying notes are an integral part of the financial statements.	287

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Sauer-Danfoss, Inc.	1,776	$67,719
Scania AB, Series B	10,920	187,494
Schindler Holding AG	1,958	230,386
Schindler Holding AG - REG	818	96,533
SembCorp Marine, Ltd.	42,600	171,238
SKF AB, B Shares	13,492	279,973
SMC Corp.	2,500	394,776
Snap-on, Inc.	8,843	613,881
SPX Corp.	9,668	617,785
Stanley Black & Decker, Inc.	26,008	1,710,806
Sulzer AG	947	127,796
Sumitomo Heavy Industries, Ltd.	26,000	90,344
Sun Hydraulics, Inc.	3,136	72,598
Tennant Company	2,857	119,851
Terex Corp. (I) (L)	21,071	465,037
The Eastern Company	942	16,061
The Gorman-Rupp Company (L)	2,313	63,700
The Japan Steel Works, Ltd.	15,000	80,669
The Weir Group PLC	14,011	362,411
THK Company, Ltd.	5,600	87,937
Timken Company	16,022	643,444
Titan International, Inc. (L)	6,377	133,152
Trimas Corp. (I)	4,884	105,006
Trinity Industries, Inc.	15,319	434,140
Twin Disc, Inc. (L)	1,288	23,841
United Tractors Tbk PT	43,333	91,346
Vallourec SA	3,181	147,257
Valmont Industries, Inc.	4,307	545,912
Volvo AB, Series B	48,176	608,609
Wabash National Corp. (I)	10,327	69,088
Wabtec Corp.	9,194	718,419
Wartsila OYJ, Abp	5,083	163,111
Watts Water Technologies, Inc., Class A	4,515	165,475
Weichai Power Company, Ltd., H Shares	27,920	74,047
Woodward, Inc.	21,957	766,958
Xylem, Inc.	28,221	685,488
Yangzijiang Shipbuilding Holdings, Ltd.	100,000	79,229
Zardoya Otis SA	4,661	53,963
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	81,200	87,254

		65,677,185
Marine - 0.1%
China COSCO Holdings Company, Ltd.,
H Shares (I)	145,879	55,342
China Shipping Container Lines
Company, Ltd., H Shares (I)	215,076	40,957
China Shipping Development Company, Ltd.,
H Shares	75,568	28,451
Evergreen Marine Corp. (I)	58,000	31,104
Genco Shipping & Trading, Ltd. (I)	4,536	13,109
Hyundai Merchant Marine Company, Ltd. (I)	1,210	29,329
International Shipholding Corp.	849	14,246
Kawasaki Kisen Kaisha, Ltd. (I)	40,000	54,149
Kirby Corp. (I)	10,664	561,460
Kuehne & Nagel International AG	2,112	240,028
Matson, Inc.	8,054	182,745
Mitsui O.S.K. Lines, Ltd.	49,000	123,779
Neptune Orient Lines, Ltd. (I)	42,750	37,459
Nippon Yusen KK	73,000	148,423
Orient Overseas International, Ltd.	10,500	56,270
Rand Logistics, Inc. (I)	2,830	20,093
STX Pan Ocean Company, Ltd.	2,807	9,242
U-Ming Marine Transport Corp.	14,000	21,109
Wan Hai Lines, Ltd. (I)	41,000	20,896

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
Yang Ming Marine Transport Corp.	51,000	$20,418

		1,708,609
Professional Services - 0.3%
Acacia Research Corp. (I)	7,523	198,156
Adecco SA (I)	5,177	234,240
ALS, Ltd.	19,365	165,539
Barrett Business Services, Inc.	1,057	26,784
Bureau Veritas SA	1,699	156,554
Capita PLC	43,119	494,560
CBIZ, Inc. (I)	5,720	31,689
CDI Corp.	2,033	33,484
CRA International, Inc. (I)	1,656	26,248
Equifax, Inc.	18,321	838,735
Experian PLC	66,178	1,055,547
Exponent, Inc. (I)	2,034	105,890
Franklin Covey Company (I)	2,077	21,497
FTI Consulting, Inc. (I)	14,355	373,374
GP Strategies Corp. (I)	2,272	45,554
Heidrick & Struggles International, Inc.	2,786	34,324
Hudson Global, Inc. (I)	5,142	23,859
Huron Consulting Group, Inc. (I)	3,478	112,235
ICF International, Inc. (I)	3,027	66,715
Insperity, Inc.	3,430	83,864
Intertek Group PLC	10,610	473,453
Kelly Services, Inc., Class A	4,078	50,323
Kforce, Inc. (I)	4,371	51,228
Korn/Ferry International (I)	16,381	234,248
Manpower, Inc.	15,305	567,969
Mistras Group, Inc. (I)	2,375	51,799
Navigant Consulting Company (I)	7,844	86,676
Odyssey Marine Exploration, Inc. (I) (L)	11,319	41,088
On Assignment, Inc. (I)	6,492	107,183
Pendrell Corp. (I)	23,157	27,788
Randstad Holdings NV	3,884	126,109
Resources Connection, Inc.	6,444	72,044
Robert Half International, Inc.	21,760	572,288
RPX Corp. (I)	3,253	38,190
SGS SA	214	431,267
The Advisory Board Company (I) (L)	5,195	230,294
The Corporate Executive Board Company	11,465	533,810
The Dolan Company (I)	4,680	16,614
The Dun & Bradstreet Corp.	7,284	589,640
Towers Watson & Company, Class A	9,727	528,371
TrueBlue, Inc. (I)	6,104	94,795
VSE Corp.	635	14,738
WageWorks, Inc. (I)	1,023	17,452

		9,086,215
Road & Rail - 0.9%
All America Latina Logistica SA	23,700	104,262
AMERCO, Inc.	1,323	123,105
Arkansas Best Corp.	3,903	35,830
Asciano, Ltd.	57,306	265,695
Avis Budget Group, Inc. (I) (L)	16,058	263,672
Canadian National Railway Company	16,126	1,475,592
Canadian Pacific Railway, Ltd.	6,245	516,198
Celadon Group, Inc.	3,096	51,115
Central Japan Railway Company, Ltd.	70	610,458
ComfortDelGro Corp., Ltd.	97,000	130,447
Con-way, Inc.	10,652	322,862
CSX Corp.	158,149	3,552,027
Dollar Thrifty Automotive Group, Inc. (I)	4,238	369,384
East Japan Railway Company	15,800	1,060,225
Genesee & Wyoming, Inc., Class A (I) (L)	6,130	389,623

The accompanying notes are an integral part of the financial statements.	288

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Hankyu Hanshin Holdings, Inc.	53,000	$301,870
Heartland Express, Inc.	7,389	96,205
J.B. Hunt Transport Services, Inc. (L)	17,207	902,335
Kansas City Southern	20,992	1,623,311
Keikyu Corp.	21,000	205,269
Keio Corp.	27,000	211,802
Keisei Electric Railway Company, Ltd.	13,000	125,614
Kintetsu Corp. (L)	75,000	308,783
Knight Transportation, Inc. (L)	8,786	125,640
Landstar System, Inc.	8,961	423,586
Localiza Rent a Car SA	7,000	123,454
Marten Transport, Ltd.	2,476	43,677
MTR Corp., Ltd.	69,528	250,078
Nippon Express Company, Ltd.	39,000	153,497
Norfolk Southern Corp.	49,578	3,592,422
Odakyu Electric Railway Company, Ltd.	29,000	308,319
Old Dominion Freight Line, Inc. (I)	7,209	322,819
QR National, Ltd.	100,668	365,202
Quality Distribution, Inc. (I)	3,273	31,846
RailAmerica, Inc. (I)	2,858	78,309
Roadrunner Transportation Systems, Inc. (I)	2,028	35,449
Ryder Systems, Inc.	7,803	312,198
Saia, Inc. (I)	2,434	52,818
Swift Transportation Company (I) (L)	11,969	97,547
Tobu Railway Company, Ltd.	47,000	261,896
Tokyu Corp.	52,000	256,276
Union Pacific Corp.	72,475	8,801,364
Universal Truckload Services, Inc.	859	12,181
Werner Enterprises, Inc. (L)	15,237	339,023
West Japan Railway Company	8,000	350,455
Zipcar, Inc. (I) (L)	4,152	32,801

		29,416,541
Trading Companies & Distributors - 0.4%
Aceto Corp.	4,031	36,037
Aircastle, Ltd.	8,880	101,410
Applied Industrial Technologies, Inc.	6,407	260,637
Barloworld, Ltd.	15,421	130,226
Beacon Roofing Supply, Inc. (I)	7,124	200,469
BlueLinx Holdings, Inc. (I)	3,825	8,492
Brenntag AG	1,487	176,971
Bunzl PLC	22,059	393,070
CAI International, Inc. (I)	2,004	39,819
Daewoo International Corp.	1,095	33,249
DXP Enterprises, Inc. (I)	1,331	61,372
Edgen Group, Inc. (I)	2,435	18,092
Fastenal Company (L)	44,945	1,936,680
Finning International, Inc.	6,322	145,456
GATX Corp.	8,932	367,641
H&E Equipment Services, Inc. (I)	4,346	76,924
Houston Wire & Cable Company	2,741	30,069
Interline Brands, Inc. (I) (L)	4,805	122,335
ITOCHU Corp.	70,300	716,764
Kaman Corp., Class A (L)	4,057	133,070
Marubeni Corp.	77,000	497,187
Mitsubishi Corp.	65,300	1,209,400
Mitsui & Company, Ltd.	80,700	1,134,059
MSC Industrial Direct Company, Inc., Class A	8,816	610,949
Noble Group, Ltd.	195,773	188,934
Rexel SA	3,450	67,256
Rush Enterprises, Inc., Class A (I)	5,046	85,984
Samsung C&T Corp.	3,708	211,786
SeaCube Container Leasing, Ltd.	1,755	33,521
SK Networks Company, Ltd.	3,590	29,972
Sojitz Corp.	60,500	81,614

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Sumitomo Corp.	52,400	$697,379
TAL International Group, Inc. (L)	4,416	150,188
Textainer Group Holdings, Ltd.	1,855	65,519
Titan Machinery, Inc. (I)	2,553	58,847
Toyota Tsusho Corp.	9,900	203,325
United Rentals, Inc. (I)	16,101	520,223
W.W. Grainger, Inc.	9,287	1,912,751
Watsco, Inc. (L)	10,092	761,542
Willis Lease Finance Corp. (I)	893	11,055
Wolseley PLC	18,837	759,319

		14,279,593
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	11,387	154,247
Aeroports de Paris	900	71,296
Atlantia SpA	10,597	148,571
Beijing Capital International Airport
Company, Ltd., H Shares	115,211	79,115
CCR SA	47,000	422,326
China Merchants Holdings
International Company, Ltd.	66,031	190,509
COSCO Pacific, Ltd.	97,508	121,168
Ecorodovias Infraestrutura e Logistica SA	9,100	75,538
Fraport AG Frankfurt Airport
Services Worldwide	1,181	65,701
Groupe Eurotunnel SA	16,325	122,170
Hutchison Port Holdings Trust	263,100	184,353
Jiangsu Expressway, Ltd., H Shares	68,855	56,444
Kamigumi Company, Ltd.	11,000	88,699
Koninklijke Vopak NV	2,414	154,612
Mitsubishi Logistics Corp.	6,000	68,659
Obrascon Huarte Lain Brasil SA	6,600	63,890
Sydney Airport	21,466	72,390
Transurban Group	76,785	480,709
Wesco Aircraft Holdings, Inc. (I) (L)	2,722	37,945
Zhejiang Expressway Company, Ltd., H Shares	84,282	55,601

		2,713,943

		320,759,687
Information Technology - 15.8%
Communications Equipment - 1.4%
ADTRAN, Inc. (L)	21,807	442,464
Alcatel-Lucent (I) (L)	73,401	83,281
Ambient Corp. (I) (L)	394	2,069
Anaren, Inc. (I)	2,298	45,294
Arris Group, Inc. (I)	17,139	233,605
Aruba Networks, Inc. (I) (L)	16,888	331,849
Aviat Networks, Inc. (I)	9,455	21,557
Aware, Inc.	1,726	10,235
Bel Fuse, Inc., Class B	1,659	32,317
Black Box Corp.	2,647	68,796
CalAmp Corp. (I)	4,327	32,885
Calix, Inc. (I) (L)	6,029	32,014
Ciena Corp. (I) (L)	33,918	463,659
Cisco Systems, Inc.	815,259	15,555,142
Comtech Telecommunications Corp. (L)	2,745	77,189
Dialogic, Inc. (I)	1,570	911
Digi International, Inc. (I)	3,999	41,310
Emulex Corp. (I)	13,082	89,612
Extreme Networks, Inc. (I)	14,432	51,378
F5 Networks, Inc. (I)	12,083	1,177,972
Finisar Corp. (I) (L)	13,798	189,585
Globecomm Systems, Inc. (I)	3,594	42,805
Harmonic, Inc. (I)	17,817	81,424
Harris Corp.	17,316	814,371

The accompanying notes are an integral part of the financial statements.	289

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
HTC Corp.	28,000	$241,727
Infinera Corp. (I) (L)	16,637	94,498
InterDigital, Inc. (L)	6,714	226,598
Ixia (I)	6,398	94,946
JDS Uniphase Corp. (I)	35,235	394,280
Juniper Networks, Inc. (I)	80,591	1,405,507
KVH Industries, Inc. (I)	2,342	31,758
Loral Space & Communications, Inc.	1,668	122,465
Motorola Solutions, Inc.	44,449	2,118,439
NETGEAR, Inc. (I) (L)	5,738	209,839
Nokia OYJ (L)	116,271	328,246
Numerex Corp., Class A (I)	1,573	16,391
Oclaro, Inc. (I)	11,011	28,298
Oplink Communications, Inc. (I)	2,957	47,519
Parkervision, Inc. (I)	11,290	25,967
PC-Tel, Inc.	2,849	17,949
Plantronics, Inc.	14,551	518,889
Polycom, Inc. (I)	34,028	354,572
Procera Networks, Inc. (I)	2,891	61,260
QUALCOMM, Inc.	260,894	16,034,545
Research In Motion, Ltd. (I) (L)	17,433	116,191
Riverbed Technology, Inc. (I)	30,256	604,817
ShoreTel, Inc. (I)	7,579	30,316
Sonus Networks, Inc. (I)	32,232	62,208
Sycamore Networks, Inc. (I)	3,145	46,483
Symmetricom, Inc. (I)	6,247	38,482
Telefonaktiebolaget LM Ericsson, B Shares	104,936	978,369
Tellabs, Inc.	125,397	445,159
Telular Corp.	2,647	25,332
Tessco Technologies, Inc.	796	15,084
Ubiquiti Networks, Inc. (I) (L)	1,576	18,944
ViaSat, Inc. (I) (L)	5,695	220,397
Westell Technologies, Inc., Class A (I)	7,207	15,423
ZTE Corp., H Shares	39,296	52,133

		44,964,755
Computers & Peripherals - 4.0%
3D Systems Corp. (I) (L)	7,076	309,292
Acer, Inc. (I)	94,000	83,411
Advantech Company, Ltd.	11,000	38,306
Apple, Inc.	142,306	94,667,643
Asustek Computer, Inc.	26,000	261,210
Avid Technology, Inc. (I)	4,612	42,477
Catcher Technology Company, Ltd.	22,000	110,511
Chicony Electronics Company, Ltd.	18,560	39,270
Clevo Company	17,000	22,494
Compal Electronics, Inc.	161,000	141,577
Cray, Inc. (I)	5,584	63,713
Datalink Corp. (I)	2,414	20,157
Dell, Inc. (I)	226,253	2,396,019
Diebold, Inc.	12,022	391,677
Electronics for Imaging, Inc. (I)	7,040	108,768
EMC Corp. (I)	319,553	8,401,048
Foxconn Technology Company, Ltd.	29,400	112,730
Fujitsu, Ltd.	87,000	356,999
Gemalto NV (L)	2,500	197,976
Hewlett-Packard Company	300,930	5,079,698
Imation Corp. (I)	4,611	26,329
Immersion Corp. (I)	4,259	24,447
Intermec, Inc. (I)	9,049	53,570
Intevac, Inc. (I)	3,623	22,463
Inventec Corp.	90,695	29,801
Lenovo Group, Ltd.	372,564	303,900
Lexmark International, Inc., Class A (L)	10,826	235,032
Lite-On Technology Corp.	80,360	97,672

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
NCR Corp. (I)	30,289	$678,171
NEC Corp. (I) (L)	111,000	159,510
NetApp, Inc. (I)	55,229	1,906,505
OCZ Technology Group, Inc. (I)	10,149	57,443
Pegatron Corp.	62,000	78,229
QLogic Corp. (I)	33,315	405,444
Quanta Computer, Inc.	97,000	251,723
Quantum Corp. (I)	35,483	56,773
SanDisk Corp. (I)	37,083	1,528,561
Seagate Technology PLC	57,597	1,843,680
Seiko Epson Corp. (L)	6,300	40,748
Silicon Graphics International Corp. (I) (L)	4,901	41,855
Simplo Technology Company, Ltd.	10,900	64,691
STEC, Inc. (I) (L)	5,439	40,303
Stratasys, Inc. (I) (L)	3,216	207,947
Super Micro Computer, Inc. (I)	4,419	54,486
Synaptics, Inc. (I)	5,086	154,716
Toshiba Corp.	187,000	602,349
Western Digital Corp. (I)	35,616	1,489,461
Wistron Corp.	81,500	91,485
Ya Hsin Industrial Company, Ltd. (I)	18,000	0

		123,392,270
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp. (I)	3,020	21,442
Agilysys, Inc. (I)	2,341	19,407
Amphenol Corp., Class A	24,657	1,500,872
Anixter International, Inc. (L)	4,271	256,815
Arrow Electronics, Inc. (I)	21,332	773,285
AU Optronics Corp. (I)	289,000	88,178
Audience, Inc. (I)	942	17,022
Avnet, Inc. (I)	27,685	891,734
Badger Meter, Inc.	2,196	74,466
Benchmark Electronics, Inc. (I)	8,756	140,534
Brightpoint, Inc. (I)	10,445	93,692
Checkpoint Systems, Inc. (I)	6,165	49,258
Cheng Uei Precision Industry Company, Ltd.	15,139	30,182
Chimei Innolux Corp. (I)	196,000	63,039
Citizen Watch Company, Ltd.	12,500	69,523
Cognex Corp.	6,500	234,585
Coherent, Inc. (I)	3,599	169,477
Corning, Inc.	230,961	2,769,222
CTS Corp.	5,032	49,565
Daktronics, Inc.	5,568	53,230
Delta Electronics, Inc.	70,000	240,579
DTS, Inc. (I) (L)	2,776	62,319
E Ink Holdings, Inc.	32,000	32,179
Echelon Corp. (I)	5,952	19,820
Electro Rent Corp.	2,864	49,032
Electro Scientific Industries, Inc.	3,514	43,082
Everlight Electronics Company, Ltd.	13,000	20,196
Fabrinet (I)	3,340	40,013
FARO Technologies, Inc. (I)	2,577	101,663
FEI Company (L)	5,753	308,994
FLIR Systems, Inc.	23,468	464,666
Foxconn International Holdings, Ltd. (I)	108,000	34,315
FUJIFILM Holdings Corp.	21,500	359,472
GSI Group, Inc. (I)	4,502	40,518
Hamamatsu Photonics KK	3,300	117,292
Hexagon AB	8,139	162,852
Hirose Electric Company, Ltd.	1,400	145,644
Hitachi High-Technologies Corp.	2,800	69,702
Hitachi, Ltd.	210,000	1,212,973
Hon Hai Precision Industry Company, Ltd.	390,500	1,112,407
Hoya Corp.	20,100	455,554

The accompanying notes are an integral part of the financial statements.	290

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Ibiden Company, Ltd.	5,500	$83,810
Ingram Micro, Inc., Class A (I)	29,075	443,975
Insight Enterprises, Inc. (I)	6,734	120,943
InvenSense, Inc. (I) (L)	5,494	69,115
Itron, Inc. (I)	7,627	330,707
Jabil Circuit, Inc.	27,679	630,528
Kemet Corp. (I)	6,983	32,541
Key Tronic Corp. (I)	1,515	16,423
Keyence Corp.	2,100	554,756
Kingboard Chemical Holdings, Ltd.	36,000	78,842
Kyocera Corp.	7,100	613,588
Largan Precision Company, Ltd.	4,000	83,616
LG Display Company, Ltd. (I)	6,926	159,367
LG Innotek Company, Ltd. (I)	293	23,307
Littelfuse, Inc.	3,292	168,847
Maxwell Technologies, Inc. (I) (L)	4,322	32,890
Measurement Specialties, Inc. (I)	2,305	74,866
Mercury Computer Systems, Inc. (I)	4,739	46,253
Mesa Laboratories, Inc.	411	19,329
Methode Electronics, Inc.	5,654	53,091
Molex, Inc.	20,935	555,824
MTS Systems Corp.	2,439	123,926
Multi-Fineline Electronix, Inc. (I)	1,360	33,320
Murata Manufacturing Company, Ltd.	9,400	466,552
Nan Ya Printed Circuit Board Corp.	7,000	11,275
National Instruments Corp.	17,788	458,219
Neonode, Inc. (I)	3,501	13,934
Newport Corp. (I)	5,798	72,069
Nippon Electric Glass Company, Ltd.	17,000	81,426
Omron Corp.	9,400	184,411
OSI Systems, Inc. (I)	3,011	223,115
Park Electrochemical Corp.	3,161	82,123
PC Connection, Inc.	1,317	16,054
Plexus Corp. (I)	5,318	158,955
Power-One, Inc. (I)	10,164	62,407
Radisys Corp. (I)	3,569	13,027
RealD, Inc. (I) (L)	6,642	65,822
Richardson Electronics, Ltd.	2,082	24,922
Rofin-Sinar Technologies, Inc. (I)	4,352	94,569
Rogers Corp. (I)	2,462	97,963
Samsung Electro-Mechanics Company, Ltd.	1,790	154,302
Samsung SDI Company, Ltd.	1,031	130,581
Sanmina-SCI Corp. (I)	12,366	106,842
ScanSource, Inc. (I)	4,184	126,524
Shimadzu Corp.	11,000	76,791
SYNNEX Corp. (I) (L)	3,994	137,913
Synnex Technology International Corp.	49,000	109,582
TDK Corp.	5,700	219,421
TE Connectivity, Ltd.	65,072	2,288,582
Tech Data Corp. (I)	7,609	369,645
TPK Holding Company, Ltd.	6,887	89,481
Trimble Navigation, Ltd. (I)	23,875	1,171,069
Tripod Technology Corp.	16,000	35,428
TTM Technologies, Inc. (I)	8,097	85,828
Unimicron Technology Corp.	48,000	54,724
Universal Display Corp. (I) (L)	6,008	242,543
Viasystems Group, Inc. (I)	612	9,309
Vishay Intertechnology, Inc. (I) (L)	27,345	261,418
Vishay Precision Group, Inc. (I)	1,956	26,484
Wintek Corp. (I)	67,000	34,183
WPG Holdings Company, Ltd.	52,000	61,467
Yaskawa Electric Corp.	10,000	65,972
Yokogawa Electric Corp.	9,300	109,123
Zhen Ding Technology Holding, Ltd.	7,350	23,406

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	2,501	$48,444

		24,974,569
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (I)	27,270	1,022,898
Ancestry.com, Inc. (I) (L)	4,375	135,975
Angie’s List, Inc. (I) (L)	5,385	51,481
AOL, Inc. (I) (L)	17,847	600,908
Bankrate, Inc. (I)	6,989	120,071
Bazaarvoice, Inc. (I) (L)	1,565	23,225
Blucora, Inc. (I)	6,054	93,292
Brightcove, Inc. (I)	940	12,145
Carbonite, Inc. (I) (L)	1,672	12,640
comScore, Inc. (I) (L)	5,348	75,514
Constant Contact, Inc. (I)	4,591	89,754
Cornerstone OnDemand, Inc. (I)	5,092	136,517
CoStar Group, Inc. (I) (L)	4,026	327,113
DealerTrack Holdings, Inc. (I) (L)	6,416	177,659
Demand Media, Inc. (I) (L)	4,580	46,487
Demandware, Inc. (I) (L)	975	25,350
Dena Company, Ltd. (L)	4,900	137,119
Dice Holdings, Inc. (I) (L)	6,915	55,182
Digital River, Inc. (I)	5,602	93,329
EarthLink, Inc.	16,137	107,795
eBay, Inc. (I)	174,895	8,302,266
Envestnet, Inc. (I)	3,134	36,166
Equinix, Inc. (I) (L)	9,176	1,813,636
ExactTarget, Inc. (I)	1,457	30,845
FriendFinder Networks, Inc. (I) (L)	1,199	887
Google, Inc., Class A (I)	38,702	26,514,353
Gree, Inc. (L)	4,300	71,838
Internap Network Services Corp. (I)	8,062	58,046
IntraLinks Holdings, Inc. (I)	5,464	29,615
Ipass, Inc. (I)	7,797	14,191
j2 Global, Inc.	7,012	206,644
Keynote Systems, Inc.	2,461	32,313
KIT Digital, Inc. (I) (L)	8,282	26,917
Limelight Networks, Inc. (I)	9,056	20,919
Liquidity Services, Inc. (I)	3,560	186,508
LivePerson, Inc. (I)	8,331	137,462
LogMeIn, Inc. (I)	3,332	73,237
Marchex, Inc., Class B	3,318	11,248
Market Leader, Inc. (I)	3,459	17,399
MeetMe, Inc. (I) (L)	2,742	6,718
Millennial Media, Inc. (I) (L)	1,723	19,866
Monster Worldwide, Inc. (I) (L)	41,461	288,983
Move, Inc. (I)	6,046	47,038
NHN Corp.	1,220	279,798
NIC, Inc.	9,788	141,241
Open Text Corp. (I)	2,083	111,974
OpenTable, Inc. (I) (L)	3,410	144,755
Perficient, Inc. (I)	4,927	52,768
QuinStreet, Inc. (I)	4,895	41,950
Rackspace Hosting, Inc. (I) (L)	20,379	1,222,332
RealNetworks, Inc. (I)	3,326	26,408
Responsys, Inc. (I) (L)	5,410	51,882
Saba Software, Inc. (I)	4,412	41,473
SciQuest, Inc. (I)	2,733	46,051
Spark Networks, Inc. (I)	1,790	10,114
SPS Commerce, Inc. (I)	1,624	56,759
Stamps.com, Inc. (I) (L)	2,168	48,000
support.com, Inc. (I)	7,507	23,122
Synacor, Inc. (I) (L)	1,073	8,520
TechTarget, Inc. (I)	2,389	13,426

The accompanying notes are an integral part of the financial statements.	291

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	60,600	$1,858,012
The Active Network, Inc. (I)	5,863	66,017
Travelzoo, Inc. (I) (L)	1,083	24,432
United Internet AG	3,008	60,870
United Online, Inc.	13,792	68,684
Unwired Planet, Inc. (I)	12,966	22,172
ValueClick, Inc. (I)	27,601	448,792
VeriSign, Inc. (I) (L)	24,044	1,146,418
VistaPrint NV (I) (L)	5,580	201,271
Vocus, Inc. (I)	3,107	60,338
Web.com Group, Inc. (I)	5,291	88,095
WebMD Health Corp. (I) (L)	7,671	114,605
XO Group, Inc. (I)	3,988	31,665
Yahoo Japan Corp.	663	229,054
Yahoo!, Inc. (I)	185,472	2,717,165
Yelp, Inc. (I) (L)	1,259	27,698
Zix Corp. (I)	9,468	24,333

		50,801,743
IT Services - 2.8%
Accenture PLC, Class A	98,078	6,041,605
Acxiom Corp. (I)	26,290	448,507
Alliance Data Systems Corp. (I) (L)	9,611	1,322,954
Amadeus IT Holding SA, A Shares	9,773	217,933
AtoS	1,733	101,307
Automatic Data Processing, Inc.	74,433	4,323,069
Broadridge Financial Solutions, Inc.	23,837	564,460
CACI International, Inc., Class A (I) (L)	4,024	214,841
Cap Gemini SA	4,593	168,359
Cardtronics, Inc. (I)	6,680	188,710
Cass Information Systems, Inc.	1,383	55,348
CGI Group, Inc. (I)	8,253	215,503
CIBER, Inc. (I) (L)	11,238	38,996
Cielo SA	15,700	464,140
Cognizant Technology
Solutions Corp., Class A (I)	46,340	2,978,735
Computer Sciences Corp.	23,620	760,800
Computer Task Group, Inc. (I)	2,340	37,440
Computershare, Ltd.	25,783	224,440
Convergys Corp. (L)	39,921	619,175
CoreLogic, Inc. (I)	20,386	501,496
CSG Systems International, Inc. (I)	5,153	109,295
DST Systems, Inc.	6,521	331,788
EPAM Systems, Inc. (I)	721	12,618
Euronet Worldwide, Inc. (I)	7,690	136,574
ExlService Holdings, Inc. (I)	3,531	90,994
Fidelity National Information Services, Inc.	36,341	1,144,742
Fiserv, Inc. (I)	20,771	1,481,180
Forrester Research, Inc.	2,135	62,513
Gartner, Inc. (I)	17,803	879,290
Global Cash Access Holdings, Inc. (I)	9,957	76,370
Global Payments, Inc.	14,994	624,500
Heartland Payment Systems, Inc.	5,861	178,057
Higher One Holdings, Inc. (I) (L)	4,866	59,998
iGATE Corp. (I) (L)	4,878	78,585
Infosys, Ltd., ADR (L)	21,000	893,130
Innodata Isogen, Inc. (I)	3,264	13,448
International Business Machines Corp.	175,548	34,205,528
Itochu Techno-Science Corp.	1,200	65,930
Jack Henry & Associates, Inc.	16,664	615,901
Lender Processing Services, Inc.	16,130	452,769
Lionbridge Technologies, Inc. (I)	8,779	30,814
Mantech International Corp., Class A	7,953	178,147
Mastercard, Inc., Class A	16,156	6,832,372
Mattersight Corp. (I)	1,534	8,514

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
MAXIMUS, Inc.	5,137	$279,401
ModusLink Global Solutions, Inc. (I)	6,199	18,907
MoneyGram International, Inc. (I)	3,315	52,874
NeuStar, Inc., Class A (I)	12,767	479,656
Nomura Research Institute, Ltd.	4,700	98,395
NTT Data Corp.	59	176,772
Otsuka Corp.	800	70,659
Paychex, Inc. (L)	49,106	1,633,266
PRGX Global, Inc. (I)	3,304	26,828
Redecard SA	17,900	295,850
SAIC, Inc. (L)	42,107	514,126
Sapient Corp. (I)	18,635	188,400
ServiceSource International, Inc. (I)	7,508	69,524
SK C&C Company, Ltd.	665	64,386
Syntel, Inc.	2,344	136,655
TeleTech Holdings, Inc. (I)	3,521	58,132
Teradata Corp. (I)	25,674	1,960,980
The Hackett Group, Inc. (I)	3,631	13,616
The Western Union Company	93,284	1,642,731
TNS, Inc. (I)	3,704	54,115
Total Systems Services, Inc.	24,460	566,983
Unisys Corp. (I)	6,621	139,902
VeriFone Systems, Inc. (I) (L)	20,543	713,664
Virtusa Corp. (I)	2,872	48,537
Visa, Inc., Class A	75,783	9,719,170
Wipro, Ltd., ADR (L)	48,900	380,442
Wright Express Corp. (I)	13,296	875,409

		88,330,255
Office Electronics - 0.1%
Brother Industries, Ltd.	10,900	111,253
Canon, Inc.	52,700	1,753,772
Konica Minolta Holdings, Inc.	22,000	164,025
Ricoh Company, Ltd. (L)	29,000	230,190
Xerox Corp.	205,113	1,511,683
Zebra Technologies Corp., Class A (I)	9,897	369,059

		4,139,982
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (I)	5,995	76,556
Advanced Micro Devices, Inc. (I) (L)	89,660	333,535
Advanced Semiconductor Engineering, Inc.	237,095	177,834
Advantest Corp.	7,000	102,664
Alpha & Omega Semiconductor, Ltd. (I)	2,621	24,873
Altera Corp.	49,101	1,832,940
Amkor Technology, Inc. (I) (L)	12,093	56,716
ANADIGICS, Inc. (I)	11,157	13,054
Analog Devices, Inc.	45,404	1,804,355
Applied Materials, Inc.	195,063	2,280,286
Applied Micro Circuits Corp. (I)	9,342	47,738
ARM Holdings PLC	90,789	826,564
ASM Pacific Technology, Ltd.	9,600	107,930
ASML Holding NV	13,239	748,214
Atmel Corp. (I)	84,698	502,259
ATMI, Inc. (I)	4,823	91,203
AuthenTec, Inc. (I)	6,639	53,178
Axcelis Technologies, Inc. (I)	17,150	18,008
AXT, Inc. (I)	5,055	16,934
Broadcom Corp., Class A (I)	75,471	2,681,485
Brooks Automation, Inc.	10,011	80,188
Cabot Microelectronics Corp. (L)	3,578	119,040
Cavium, Inc. (I) (L)	7,504	242,379
Ceva, Inc. (I)	3,518	56,710
Cirrus Logic, Inc. (I) (L)	9,739	405,824
Cohu, Inc.	3,656	32,173

The accompanying notes are an integral part of the financial statements.	292

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (I) (L)	22,069	$622,346
CSR PLC, ADR (L)	568	11,644
Cymer, Inc. (I) (L)	4,680	265,356
Cypress Semiconductor Corp. (I)	29,073	337,538
Diodes, Inc. (I) (L)	5,380	99,476
DSP Group, Inc. (I)	3,410	19,539
Entegris, Inc. (I)	20,765	182,524
Entropic Communications, Inc. (I)	13,288	72,154
Epistar Corp.	28,000	57,185
Exar Corp. (I)	5,686	43,270
Fairchild Semiconductor International, Inc. (I)	24,294	352,749
First Solar, Inc. (I) (L)	18,083	361,479
FormFactor, Inc. (I)	7,553	38,445
FSI International, Inc. (I)	5,979	36,890
GCL-Poly Energy Holdings, Ltd. (L)	456,000	70,302
GSI Technology, Inc. (I)	3,403	15,109
GT Advanced Technologies Inc. (I) (L)	17,902	103,832
Hittite Microwave Corp. (I) (L)	4,775	250,067
Infineon Technologies AG	33,734	232,685
Inotera Memories, Inc. (I)	65,000	11,193
Inphi Corp. (I)	3,457	41,069
Integrated Device Technology, Inc. (I)	48,676	258,956
Integrated Silicon Solution, Inc. (I)	4,246	42,078
Intel Corp.	765,664	19,011,437
Intermolecular, Inc. (I)	1,979	14,645
International Rectifier Corp. (I)	23,653	411,799
Intersil Corp., Class A	43,568	384,705
IXYS Corp. (I)	3,842	37,383
Kinsus Interconnect Technology Corp.	10,000	28,756
KLA-Tencor Corp.	25,466	1,306,660
Kopin Corp. (I)	9,964	34,774
Lam Research Corp. (I)	30,659	1,046,392
Lattice Semiconductor Corp. (I)	17,793	69,215
Linear Technology Corp.	35,035	1,157,031
LSI Corp. (I)	86,581	674,466
LTX-Credence Corp. (I)	7,520	42,789
M/A-COM Technology
Solutions Holdings, Inc. (I)	946	10,898
Macronix International	130,405	35,338
Mattson Technology, Inc. (I)	8,720	8,192
MaxLinear, Inc., Class A (I)	3,283	18,746
MediaTek, Inc.	38,000	407,998
MEMC Electronic Materials, Inc. (I) (L)	78,897	211,444
Micrel, Inc.	7,328	72,840
Microchip Technology, Inc.	29,461	1,023,770
Micron Technology, Inc. (I)	150,611	935,294
Microsemi Corp. (I)	13,448	267,750
Mindspeed Technologies, Inc. (I)	5,750	14,893
MIPS Technologies, Inc. (I)	7,250	48,140
MKS Instruments, Inc.	7,977	216,256
Monolithic Power Systems, Inc. (I)	4,590	98,960
MoSys, Inc. (I)	5,454	18,598
Motech Industries, Inc. (I)	11,000	10,810
MStar Semiconductor, Inc.	15,000	119,835
Nanometrics, Inc. (I) (L)	3,561	54,234
NeoPhotonics Corp. (I)	2,890	16,040
Novatek Microelectronics Corp., Ltd.	20,000	64,654
NVE Corp. (I) (L)	751	42,214
NVIDIA Corp. (I)	94,175	1,321,275
OmniVision Technologies, Inc. (I) (L)	7,901	128,391
PDF Solutions, Inc. (I)	3,738	45,043
Pericom Semiconductor Corp. (I)	3,584	28,780
Phison Electronics Corp.	5,000	37,954
Photronics, Inc. (I) (L)	9,107	53,458
PLX Technology, Inc. (I)	6,850	39,045

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc. (L)	4,294	$148,744
Powertech Technology, Inc.	28,000	53,127
QuickLogic Corp. (I) (L)	6,658	17,843
Radiant Opto-Electronics Corp.	17,510	75,587
Rambus, Inc. (I)	16,660	71,305
Realtek Semiconductor Corp. (I)	18,180	34,417
RF Micro Devices, Inc. (I) (L)	95,078	356,543
Richtek Technology Corp.	5,000	28,615
Rohm Company, Ltd.	4,400	144,440
Rubicon Technology, Inc. (I) (L)	2,523	21,244
Rudolph Technologies, Inc. (I)	4,953	46,261
Samsung Electronics Company, Ltd.	3,309	3,614,350
Semtech Corp. (I)	22,421	549,763
Sigma Designs, Inc. (I)	4,850	33,320
Silicon Image, Inc. (I)	12,550	59,362
Silicon Laboratories, Inc. (I)	8,183	312,918
Siliconware Precision Industries Company	114,000	127,216
Sino-American Silicon Products, Inc.	18,000	21,428
SK Hynix, Inc. (I)	15,550	292,366
Skyworks Solutions, Inc. (I)	36,197	1,102,561
Spansion, Inc., Class A (I)	7,303	83,473
STMicroelectronics NV	19,487	115,236
STR Holdings, Inc. (I) (L)	4,595	14,658
Sumco Corp. (I)	5,000	38,074
SunPower Corp. (I) (L)	5,869	26,293
Supertex, Inc. (I)	1,607	27,785
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	961,000	2,677,791
Teradyne, Inc. (I) (L)	28,410	443,764
Tessera Technologies, Inc.	7,852	119,900
Texas Instruments, Inc.	174,158	5,057,548
Tokyo Electron, Ltd.	7,900	373,972
Transcend Information, Inc.	7,000	18,416
TriQuint Semiconductor, Inc. (I) (L)	25,433	141,407
Ultra Clean Holdings (I)	3,578	21,039
Ultratech, Inc. (I)	3,966	130,799
United Microelectronics Corp.	480,000	193,264
Veeco Instruments, Inc. (I) (L)	5,865	201,170
Volterra Semiconductor Corp. (I)	3,818	90,983
Xilinx, Inc. (L)	40,163	1,361,927

		64,078,337
Software - 3.0%
Accelrys, Inc. (I)	8,151	62,681
ACI Worldwide, Inc. (I)	13,601	590,011
Actuate Corp. (I)	7,516	52,537
Adobe Systems, Inc. (I)	75,505	2,361,041
Advent Software, Inc. (I)	10,871	258,295
American Software, Inc., Class A	3,624	29,862
ANSYS, Inc. (I)	17,778	1,239,127
Aspen Technology, Inc. (I)	14,156	345,123
Autodesk, Inc. (I)	34,973	1,085,912
AVG Technologies NV (I)	1,269	13,223
Blackbaud, Inc.	6,835	166,637
BMC Software, Inc. (I)	24,515	1,014,921
Bottomline Technologies, Inc. (I)	5,289	118,685
BroadSoft, Inc. (I) (L)	4,151	150,308
CA, Inc.	53,858	1,401,924
Cadence Design Systems, Inc. (I) (L)	52,418	691,918
Callidus Software, Inc. (I) (L)	5,277	23,588
Citrix Systems, Inc. (I)	28,336	2,201,424
CommVault Systems, Inc. (I)	6,747	340,184
Compuware Corp. (I)	41,570	415,700
Comverse Technology, Inc. (I)	33,141	198,846
Concur Technologies, Inc. (I) (L)	8,990	650,876

The accompanying notes are an integral part of the financial statements.	293

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Dassault Systemes SA	1,909	$185,019
Deltek, Inc. (I)	3,371	43,621
Digimarc Corp.	1,118	24,305
Ebix, Inc. (L)	4,270	102,437
Electronic Arts, Inc. (I)	48,375	644,839
Ellie Mae, Inc. (I)	3,790	97,668
Envivio, Inc. (I)	1,215	3,195
EPIQ Systems, Inc.	4,809	56,361
ePlus, Inc. (I)	591	20,124
FactSet Research Systems, Inc. (L)	8,573	791,031
Fair Isaac Corp.	11,730	500,988
FalconStor Software, Inc. (I)	4,771	8,731
Glu Mobile Inc. (I) (L)	8,175	41,284
Guidance Software, Inc. (I)	2,239	23,487
Guidewire Software, Inc. (I) (L)	2,922	83,423
Imperva, Inc. (I)	1,468	44,466
Infoblox, Inc. (I)	1,165	25,385
Informatica Corp. (I)	20,661	673,549
Interactive Intelligence Group (I)	2,214	65,446
Intuit, Inc.	44,693	2,616,328
JDA Software Group, Inc. (I)	6,425	197,890
Jive Software, Inc. (I) (L)	2,471	37,287
Kenexa Corp. (I)	4,126	189,136
Konami Corp.	4,700	108,583
Manhattan Associates, Inc. (I)	3,076	155,584
Mentor Graphics Corp. (I)	31,883	527,026
MICROS Systems, Inc. (I)	15,334	776,820
Microsoft Corp.	1,137,884	35,069,585
MicroStrategy, Inc., Class A (I)	1,286	161,406
Monotype Imaging Holdings, Inc. (I) (L)	5,521	83,312
NCSoft Corp.	463	103,783
Netscout Systems, Inc. (I)	5,551	131,836
Nexon Company, Ltd. (I)	5,000	72,428
Nintendo Company, Ltd.	4,900	551,081
Opnet Technologies, Inc. (L)	2,260	70,557
Oracle Corp.	590,583	18,691,952
Oracle Corp. Japan	1,800	87,260
Parametric Technology Corp. (I)	40,872	868,530
Pegasystems, Inc.	2,599	70,251
Pervasive Software, Inc. (I)	2,084	17,339
Progress Software Corp. (I)	9,512	182,916
Proofpoint, Inc. (I)	1,004	13,032
PROS Holdings, Inc. (I)	3,300	57,024
QAD, Inc., Class A (I)	1,009	12,360
QLIK Technologies, Inc. (I)	12,895	272,729
Quest Software, Inc. (I)	19,288	539,100
RealPage, Inc. (I) (L)	5,416	138,162
Red Hat, Inc. (I)	29,351	1,644,830
Rosetta Stone, Inc. (I)	1,684	19,383
Rovi Corp. (I)	21,180	324,901
Salesforce.com, Inc. (I) (L)	21,002	3,049,070
SAP AG	28,714	1,892,222
Sapiens International Corp. NV (I)	2,085	7,819
Seachange International, Inc. (I) (L)	4,257	34,737
SolarWinds, Inc. (I)	10,305	565,538
Solera Holdings, Inc.	13,262	545,466
Sourcefire, Inc. (I) (L)	4,461	231,481
Square Enix Company, Ltd.	3,000	50,449
SS&C Technologies Holdings, Inc. (I)	5,126	113,695
Symantec Corp. (I)	109,690	1,955,773
Synchronoss Technologies, Inc. (I)	4,177	96,113
Synopsys, Inc. (I)	28,073	927,251
Take-Two Interactive Software, Inc. (I)	11,801	120,960
Tangoe, Inc. (I)	4,486	72,673
TeleNav, Inc. (I)	2,418	14,605

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
The Sage Group PLC	86,409	$406,272
TIBCO Software, Inc. (I)	31,482	941,941
TiVo, Inc. (I)	18,878	171,601
Totvs SA	6,000	116,607
Trend Micro, Inc.	4,900	136,704
Tyler Technologies, Inc. (I)	4,546	183,022
Ultimate Software Group, Inc. (I)	4,026	399,339
VASCO Data Security International, Inc. (I)	4,354	41,015
Verint Systems, Inc. (I)	3,303	94,565
VirnetX Holding Corp. (I) (L)	6,338	164,851
Websense, Inc. (I)	5,639	86,728

		93,061,090

		493,743,001
Materials - 4.9%
Chemicals - 2.3%
A. Schulman, Inc.	4,462	108,382
ADA-ES, Inc. (I) (L)	1,346	31,564
Agrium, Inc.	5,761	566,954
Air Liquide SA	9,713	1,140,805
Air Products & Chemicals, Inc.	32,178	2,657,259
Air Water, Inc.	7,000	81,777
Airgas, Inc.	10,533	874,976
Akzo Nobel NV	7,548	434,198
Albemarle Corp.	17,022	931,614
American Vanguard Corp.	4,200	123,564
Arabian American Development Company (I)	3,023	29,142
Arkema SA	1,928	164,072
Asahi Kasei Corp.	59,000	308,403
Ashland, Inc.	14,976	1,102,683
Balchem Corp.	4,435	161,789
BASF SE	28,649	2,223,376
Cabot Corp.	12,100	421,443
Calgon Carbon Corp. (I)	8,616	117,608
CF Industries Holdings, Inc.	9,989	2,067,823
Chase Corp.	997	16,221
Cheil Industries, Inc.	1,414	129,465
Chemtura Corp. (I)	14,932	246,826
China BlueChemical, Ltd., H Shares	106,000	61,693
China Petrochemical Development Corp.	57,000	45,805
Croda International PLC	9,000	336,888
Cytec Industries, Inc.	8,777	600,961
Daicel Corp.	14,000	86,234
Denki Kagaku Kogyo KK	23,000	76,066
Dongyue Group	65,000	30,972
E.I. du Pont de Nemours & Company	142,607	7,094,698
Eastman Chemical Company	23,237	1,284,077
Ecolab, Inc.	44,468	2,847,286
Eternal Chemical Company, Ltd.	28,000	23,223
Ferro Corp. (I)	13,075	42,886
Flotek Industries, Inc. (I) (L)	7,448	88,110
FMC Corp.	20,870	1,133,658
Formosa Chemicals & Fibre Corp.	122,000	316,023
Formosa Plastics Corp.	155,000	418,588
FutureFuel Corp.	2,841	29,319
Georgia Gulf Corp.	5,173	205,058
Givaudan AG (I)	329	310,305
GSE Holding, Inc. (I)	1,254	10,283
H.B. Fuller Company	7,545	229,443
Hanwha Chemical Corp.	2,544	47,154
Hanwha Corp.	1,340	39,087
Hawkins, Inc. (L)	1,394	53,836
Hitachi Chemical, Ltd.	4,900	70,527
Honam Petrochemical Corp.	432	89,753

The accompanying notes are an integral part of the financial statements.	294

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Huabao International Holdings, Ltd. (L)	123,000	$63,438
Hyosung Corp.	683	36,854
Incitec Pivot, Ltd.	94,336	284,980
Innophos Holdings, Inc.	3,302	156,152
Innospec, Inc. (I)	3,489	109,764
International Flavors & Fragrances, Inc.	12,337	746,635
Intrepid Potash, Inc. (I)	10,058	225,601
Johnson Matthey PLC	13,600	518,921
JSR Corp.	8,300	141,817
K&S AG	5,398	263,540
Kaneka Corp.	13,000	64,554
Kansai Paint Company, Ltd.	10,000	101,185
KMG Chemicals, Inc.	1,239	22,711
Koninklijke DSM NV	5,140	240,529
Koppers Holdings, Inc. (L)	3,130	101,443
KP Chemical Corp.	1,500	15,976
Kraton Performance Polymers, Inc. (I)	4,873	104,526
Kumho Petrochemical Company, Ltd.	411	41,055
Kuraray Company, Ltd.	16,200	187,772
Landec Corp. (I)	3,933	38,543
Lanxess AG	2,638	199,857
LCY Chemical Corp.	17,000	23,210
LG Chem, Ltd.	1,384	369,555
Linde AG	5,796	913,002
LSB Industries, Inc. (I)	2,840	107,068
Minerals Technologies, Inc.	6,077	412,081
Mitsubishi Chemical Holdings Corp.	63,000	245,338
Mitsubishi Gas & Chemicals Company, Inc.	18,000	101,559
Mitsui Chemicals, Inc.	41,000	83,791
Monsanto Company	81,183	7,071,851
Nan Ya Plastics Corp.	184,000	347,339
NewMarket Corp. (L)	2,021	497,409
Nitto Denko Corp.	7,700	358,026
OCI Company, Ltd.	460	77,464
Olin Corp.	27,433	587,889
OM Group, Inc. (I)	4,904	90,430
Omnova Solutions, Inc. (I)	7,005	54,569
Orica, Ltd.	21,172	531,424
PolyOne Corp.	13,552	213,851
Potash Corp. of Saskatchewan, Inc.	31,326	1,282,594
PPG Industries, Inc.	23,176	2,549,824
Praxair, Inc.	45,457	4,795,714
PTT Global Chemical PCL	63,990	127,633
Quaker Chemical Corp.	1,952	91,842
RPM International, Inc.	25,102	688,046
Sensient Technologies Corp.	17,083	612,426
Shin-Etsu Chemical Company, Ltd.	19,100	1,026,632
Showa Denko KK	67,000	113,718
Sigma-Aldrich Corp. (L)	18,398	1,306,810
Sika AG (I)	86	166,043
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	144,066	37,780
Solvay SA	1,852	207,752
Spartech Corp. (I)	4,677	23,666
Stepan Company	1,274	121,692
Sumitomo Chemical Company, Ltd.	70,000	183,800
Syngenta AG	3,758	1,265,641
Taiwan Fertilizer Company, Ltd.	29,000	71,831
Taiyo Nippon Sanso Corp.	11,000	55,139
Teijin, Ltd.	44,000	97,291
The Dow Chemical Company	181,924	5,332,192
The Mosaic Company	45,325	2,624,771
The Scotts Miracle-Gro Company, Class A (L)	8,278	344,779
The Sherwin-Williams Company	13,046	1,866,622
Toray Industries, Inc.	68,000	417,256

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Tosoh Corp.	25,000	$53,058
TPC Group, Inc. (I)	1,956	80,255
Tredegar Industries, Inc.	3,659	59,203
TSRC Corp.	22,800	48,064
Ube Industries, Ltd.	48,000	105,476
Uralkali OJSC, GDR (London Exchange)	9,529	366,981
Uralkali OSJC, GDR	6,412	247,888
Valspar Corp.	17,409	928,596
Wacker Chemie AG	484	31,064
Yingde Gases	55,500	43,059
Zep, Inc.	3,396	49,140
Zoltek Companies, Inc. (I) (L)	4,248	36,235

		72,724,099
Construction Materials - 0.2%
Anhui Conch Cement Company, Ltd.,
H Shares	73,210	183,505
Asia Cement Corp.	75,190	86,499
BBMG Corp., H Shares	66,000	40,404
Boral, Ltd.	43,099	154,120
China National Building Material
Company, Ltd., H Shares	172,000	161,718
China Resources Cement Holdings, Ltd.	114,000	50,591
China Shanshui Cement Group, Ltd.	110,000	57,663
CRH PLC	22,748	401,128
CSG Holding Company, Ltd.	43,500	26,794
Eagle Materials, Inc.	6,845	291,939
Headwaters, Inc. (I)	9,238	61,433
HeidelbergCement AG	4,413	222,494
Holcim, Ltd. (I)	9,032	553,762
Imerys SA	955	47,106
Indocement Tunggal Prakarsa Tbk PT	50,500	107,661
James Hardie Industries, Ltd.	25,324	220,129
Lafarge SA	5,786	274,940
Martin Marietta Materials, Inc. (L)	8,708	665,117
Pretoria Portland Cement Company, Ltd.	34,105	107,974
Semen Gresik Persero Tbk PT	72,500	94,408
Siam Cement PCL	10,200	119,559
Taiheiyo Cement Corp.	52,000	112,857
Taiwan Cement Corp.	122,000	133,070
Texas Industries, Inc. (L)	3,419	133,204
Ultratech Cement, Ltd., GDR (L)	3,420	104,146
United States Lime & Minerals, Inc. (I)	268	11,792
Vulcan Materials Company	19,692	766,413

		5,190,426
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	648	32,627
Amcor, Ltd.	69,696	544,097
AptarGroup, Inc.	12,706	643,559
Ball Corp.	23,846	1,005,586
Bemis Company, Inc.	15,690	474,779
Boise, Inc.	15,168	114,215
Graphic Packaging Holding Company (I)	25,371	141,824
Greif, Inc., Class A	5,861	260,815
Myers Industries, Inc.	5,060	74,888
Owens-Illinois, Inc. (I)	25,100	438,748
Packaging Corp. of America	18,713	599,190
Rexam PLC	57,903	388,957
Rock-Tenn Company, Class A	13,490	900,727
Sealed Air Corp.	29,540	421,536
Silgan Holdings, Inc.	9,447	396,113
Sonoco Products Company	19,197	587,236
Toyo Seikan Kaisha, Ltd.	6,800	73,670

The accompanying notes are an integral part of the financial statements.	295

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
UFP Technologies, Inc. (I)	843	$14,247

		7,112,814
Metals & Mining - 2.0%
A. M. Castle & Company (I) (L)	2,491	32,458
Acerinox SA	3,528	37,662
African Rainbow Minerals, Ltd.	7,319	127,758
Agnico-Eagle Mines, Ltd.	6,244	301,574
AK Steel Holding Corp. (L)	16,667	87,002
Alcoa, Inc. (L)	162,341	1,389,639
Allegheny Technologies, Inc.	16,301	483,162
Alumina, Ltd.	140,256	107,500
Aluminum Corp. of China, Ltd.,
H Shares (I) (L)	222,780	86,108
AMCOL International Corp. (L)	3,826	115,048
Aneka Tambang Persero Tbk PT	157,500	20,517
Angang Steel Company, Ltd., H Shares (I)	67,012	32,781
Anglo American Platinum, Ltd. (L)	4,676	232,701
Anglo American PLC	87,328	2,428,959
AngloGold Ashanti, Ltd.	26,558	843,685
Antofagasta PLC	25,678	450,273
ArcelorMittal	29,502	439,712
ArcelorMittal South Africa, Ltd. (I)	13,580	65,556
Assore, Ltd.	2,300	83,706
Barrick Gold Corp. (L)	36,628	1,412,356
BHP Billiton PLC	139,012	4,042,105
BHP Billiton, Ltd.	186,556	6,132,844
Boliden AB (L)	9,142	133,935
Carpenter Technology Corp.	8,392	396,606
Centerra Gold, Inc.	6,159	46,860
Century Aluminum Company (I)	7,762	48,357
China Steel Corp.	454,120	389,531
China Zhongwang Holdings, Ltd. (I) (L)	88,400	36,693
Cia Siderurgica Nacional SA	39,200	193,113
Cliffs Natural Resources, Inc. (L)	21,684	777,155
Coeur d’Alene Mines Corp. (I)	13,594	312,526
Commercial Metals Company	22,133	281,974
Compass Minerals International, Inc.	6,312	453,328
Daido Steel Company, Ltd.	14,000	72,415
Dongkuk Steel Mill Company, Ltd.	1,240	17,444
Eldorado Gold Corp.	24,713	328,170
Eurasian Natural Resources Corp. PLC	15,932	76,455
Evraz PLC	22,900	81,718
Feng Hsin Iron & Steel Company	22,000	34,108
First Quantum Minerals, Ltd.	17,288	333,045
Fortescue Metals Group, Ltd. (L)	82,540	307,723
Fosun International, Ltd.	100,500	47,466
Franco-Nevada Corp. (L)	5,093	264,221
Freeport-McMoRan Copper & Gold, Inc.	144,445	5,215,909
Fresnillo PLC	11,870	293,486
General Moly, Inc. (I) (L)	9,938	26,932
Glencore International PLC (L)	90,617	553,404
Globe Specialty Metals, Inc.	9,311	135,847
Gold Fields, Ltd.	50,121	612,933
Gold Reserve, Inc. (I)	7,845	30,517
Gold Resource Corp. (L)	4,517	85,642
Goldcorp, Inc.	29,600	1,215,229
Golden Minerals Company (I) (L)	4,361	23,331
Golden Star Resources, Ltd. (I) (L)	39,155	55,209
Handy & Harman, Ltd. (I)	900	12,627
Harmony Gold Mining Company, Ltd.	26,976	225,952
Haynes International, Inc.	1,858	90,578
Hecla Mining Company (L)	43,118	233,268
Hitachi Metals, Ltd.	8,000	83,244
Horsehead Holding Corp. (I)	6,622	58,538

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Hyundai Hysco Company, Ltd.	1,030	$43,412
Hyundai Steel Company	1,693	126,343
IAMGOLD Corp.	13,764	179,983
Iluka Resources, Ltd.	24,484	233,631
Impala Platinum Holdings, Ltd.	36,976	583,865
Inmet Mining Corp.	1,820	81,256
JFE Holdings, Inc.	21,600	275,151
Jiangxi Copper Company Ltd.	81,925	178,400
Kaiser Aluminum Corp. (L)	2,926	163,417
Kazakhmys PLC	13,525	126,830
Kinross Gold Corp.	41,450	368,351
Kobe Steel, Ltd.	118,000	90,923
Korea Zinc Company, Ltd.	251	90,806
Kumba Iron Ore, Ltd. (L)	5,660	323,469
Lonmin PLC (L)	10,644	96,519
Lynas Corp., Ltd. (I)	96,823	64,627
Maruichi Steel Tube, Ltd.	2,700	52,101
Materion Corp.	3,082	65,462
McEwen Mining, Inc. (I)	29,764	117,865
Mechel, ADR (L)	10,298	59,008
Metals USA Holdings Corp. (I)	1,814	25,015
Midway Gold Corp. (I) (L)	19,366	26,531
Mitsubishi Materials Corp.	52,000	146,496
MMC Norilsk Nickel OJSC, ADR	18,883	276,447
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	10,241	149,670
MMG, Ltd. (I)	88,000	33,031
MMX Mineracao e Metalicos SA (I)	10,900	29,265
New Gold, Inc (I)	16,921	187,448
Newcrest Mining, Ltd.	44,432	1,134,584
Newmont Mining Corp.	75,416	3,822,083
Nippon Steel Corp.	239,000	464,467
Nisshin Steel Company	35,000	33,350
Noranda Aluminum Holding Corp.	5,170	30,813
Northam Platinum, Ltd.	16,674	53,725
Novolipetsk Steel OJSC	5,200	93,434
Novolipetsk Steel OJSC, GDR	2,850	51,528
Nucor Corp.	48,252	1,816,688
Olympic Steel, Inc.	1,419	22,363
Osisko Mining Corp. (I)	14,249	138,334
OZ Minerals, Ltd.	17,220	112,009
Pan American Silver Corp.	5,765	101,235
Paramount Gold and Silver Corp. (I) (L)	19,772	49,035
POSCO	1,968	642,074
Randgold Resources, Ltd.	5,780	589,820
Reliance Steel & Aluminum Company	14,340	737,506
Revett Minerals, Inc. (I)	3,773	11,696
Rio Tinto PLC	88,714	3,880,676
Rio Tinto, Ltd.	25,087	1,285,656
Royal Gold, Inc.	11,385	1,002,108
RTI International Metals, Inc. (I) (L)	4,570	99,123
Salzgitter AG	1,428	52,462
Schnitzer Steel Industries, Inc., Class A	3,818	105,453
Severstal OAO, GDR	4,900	55,566
Severstal OAO, GDR Reg S	12,500	141,353
Shougang Fushan Resources Group, Ltd.	174,000	46,180
Silver Wheaton Corp.	13,064	451,657
Sims Metal Management, Ltd.	10,084	95,272
SSAB AB, Series A	5,824	44,001
Steel Dynamics, Inc.	41,814	510,967
Sterlite Industries India, Ltd., ADR	39,800	280,988
Stillwater Mining Company (I)	17,476	184,022
Sumitomo Metal Industries, Ltd.	157,000	224,413
Sumitomo Metal Mining Company, Ltd.	24,000	248,890
SunCoke Energy, Inc. (I)	10,579	167,360

The accompanying notes are an integral part of the financial statements.	296

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Teck Resources, Ltd.	20,840	$575,888
ThyssenKrupp AG	12,253	243,797
Titanium Metals Corp. (L)	12,530	153,367
Tung Ho Steel Enterprise Corp.	37,000	34,147
Turquoise Hill Resources, Ltd. (I)	14,431	115,946
U.S. Silica Holdings Inc. (I)	1,766	21,015
Umicore SA (L)	3,626	171,629
United States Steel Corp. (L)	21,916	426,266
Universal Stainless & Alloy Products, Inc. (I)	1,062	38,126
US Antimony Corp. (I) (L)	8,114	21,096
Vale Indonesia Tbk PT	91,500	22,120
Vale SA	69,000	1,148,244
Vedanta Resources PLC (L)	7,038	96,631
Vista Gold Corp. (I) (L)	8,758	26,975
Voestalpine AG	3,594	102,610
Worthington Industries, Inc.	18,036	376,952
Xstrata PLC	136,625	2,058,354
Yamana Gold, Inc.	27,395	468,557
Yamato Kogyo Company, Ltd.	2,200	66,198
Zhaojin Mining Industry Company, Ltd.,
H Shares	52,500	69,998
Zijin Mining Group Company, Ltd., H Shares	359,529	113,532

		61,866,256
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	5,953	180,495
Clearwater Paper Corp. (I)	3,535	133,340
Deltic Timber Corp. (L)	1,659	101,763
Domtar Corp.	6,897	499,619
Duratex SA	13,000	78,196
Fibria Celulose SA (I)	12,800	99,567
Holmen AB, Series B	1,630	42,033
International Paper Company	66,520	2,298,931
KapStone Paper and Packaging Corp. (I)	6,115	122,483
Lee & Man Paper Manufacturing, Ltd.	110,000	45,269
Louisiana-Pacific Corp. (I)	47,013	630,914
MeadWestvaco Corp.	26,230	754,375
Neenah Paper, Inc.	2,398	66,928
Nine Dragons Paper Holdings, Ltd.	97,000	44,071
Nippon Paper Group, Inc. (L)	4,500	53,505
OJI Paper Company, Ltd.	37,000	116,376
P.H. Glatfelter Company (L)	6,471	108,713
Resolute Forest Products (I) (L)	12,269	154,221
Sappi, Ltd. (I)	37,877	105,838
Schweitzer-Mauduit International, Inc.	4,716	152,232
Sino-Forest Corp. (I) (L)	6,600	0
Stora Enso OYJ, Series R (L)	16,320	98,267
UPM-Kymmene OYJ	15,992	176,569
Wausau Paper Corp.	6,695	60,121

		6,123,826

		153,017,421
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.6%
8x8, Inc. (I) (L)	10,691	63,291
American Tower Corp.	60,052	4,227,661
AT&T, Inc.	892,285	32,693,322
Atlantic Tele-Network, Inc.	1,370	51,622
BCE, Inc. (L)	9,231	410,350
Belgacom SA	4,755	140,807
Bell Aliant, Inc. (L)	2,700	72,009
BT Group PLC	513,445	1,774,783
Cbeyond, Inc. (I)	4,146	33,583
CenturyLink, Inc. (L)	94,546	3,995,514

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
China Communications Services Corp., Ltd.,
H Shares	142,400	$79,262
China Telecom Corp., Ltd., H Shares	828,396	460,423
China Unicom Hong Kong, Ltd.	282,416	448,671
Chunghwa Telecom Company, Ltd.	147,000	444,741
Cincinnati Bell, Inc. (I) (L)	29,745	139,504
Cogent Communications Group, Inc.	7,083	138,827
Consolidated Communications Holdings, Inc.	6,041	98,347
Crown Castle International Corp. (I)	39,242	2,490,297
Deutsche Telekom AG	87,628	1,044,505
Elisa OYJ, Class A	4,120	87,027
Fairpoint Communications, Inc. (I) (L)	3,186	20,805
France Telecom SA	56,984	786,683
Frontier Communications Corp. (L)	151,953	702,023
General Communication, Inc., Class A (I)	5,622	49,586
Hawaiian Telcom Holdco, Inc. (I)	1,639	28,142
HickoryTech Corp.	2,125	22,249
IDT Corp., Class B	2,364	23,758
Iliad SA	695	109,915
inContact, Inc. (I)	4,923	28,061
Inmarsat PLC	29,635	269,561
Iridium Communications, Inc. (I) (L)	7,547	55,923
Koninklijke KPN NV	31,945	273,564
KT Corp.	972	29,512
LG Uplus Corp.	7,287	48,931
Lumos Networks Corp.	2,360	20,485
magicJack VocalTec, Ltd. (I) (L)	2,278	56,198
Neutral Tandem, Inc. (I)	4,284	47,124
Nippon Telegraph & Telephone Corp.	20,300	939,556
Oi SA	12,602	56,803
ORBCOMM, Inc. (I)	5,793	20,391
PCCW, Ltd.	197,000	76,063
Portugal Telecom SGPS SA	19,326	94,173
Premiere Global Services, Inc. (I)	7,606	70,432
Primus Telecommunications Group, Inc.	1,852	26,558
Rostelecom OJSC, ADR	11,536	262,789
Singapore Telecommunications, Ltd.	175,950	478,862
Singapore Telecommunications, Ltd.
(Singapore Exchange)	230,000	622,363
Swisscom AG	916	367,696
Tele2 AB, Series B	10,973	192,725
Telecom Italia SpA	191,905	151,647
Telecom Italia SpA (Italian Exchange)	293,453	272,611
Telefonica Czech Republic AS	4,840	102,598
Telefonica SA	127,783	1,613,446
Telekom Austria AG	10,141	80,857
Telekomunikasi Indonesia Persero Tbk PT	225,000	219,071
Telenet Group Holding NV	2,000	77,712
TeliaSonera AB	74,237	512,861
Telstra Corp., Ltd.	251,861	1,003,671
TELUS Corp. (L)	1,911	120,330
TELUS Corp., Non-Voting Shares	5,451	335,880
Towerstream Corp. (I) (L)	7,087	30,403
tw telecom, Inc. (I)	28,725	722,434
Verizon Communications, Inc.	432,374	18,566,140
Vivendi SA	39,942	781,640
Vonage Holdings Corp. (I)	23,887	51,118
Windstream Corp. (L)	89,542	883,780
Xl Axiata Tbk PT	78,000	58,960

		80,260,636
Wireless Telecommunication Services - 0.8%
Advanced Info Service PCL	31,609	218,897
Boingo Wireless, Inc. (I) (L)	2,400	17,544
China Mobile, Ltd.	360,470	3,856,153

The accompanying notes are an integral part of the financial statements.	297

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Far EasTone
Telecommunications Company, Ltd.	62,000	$152,935
Globe Telecom, Inc.	690	18,772
Indosat Tbk PT	65,000	35,215
KDDI Corp.	125	895,760
Leap Wireless International, Inc. (I) (L)	8,110	44,362
MetroPCS Communications, Inc. (I)	44,771	435,622
Millicom International Cellular SA	2,155	185,256
Mobile TeleSystems OJSC, ADR	29,259	538,658
Mobistar SA	955	30,221
MTN Group, Ltd.	116,921	2,181,425
NTELOS Holdings Corp.	2,305	39,577
NTT DOCOMO, Inc.	708	1,207,112
Philippine Long Distance Telephone Company	1,100	71,593
Reliance Communication, Ltd., GDR (S)	40,149	34,789
Rogers Communications, Inc., Class B (L)	14,250	574,915
Shenandoah Telecommunications Company	3,597	55,322
Sistema JSFC, GDR	2,540	50,063
Sistema JSFC, GDR (London Exchange)	7,610	149,438
SK Telecom Company, Ltd.	292	37,592
Softbank Corp.	41,200	1,685,468
Sprint Nextel Corp. (I)	456,393	2,213,506
StarHub, Ltd.	31,000	89,867
Taiwan Mobile Company, Ltd.	65,000	240,834
Telephone & Data Systems, Inc.	18,438	452,100
Tim Participacoes SA	45,200	179,696
USA Mobility, Inc.	3,322	37,904
Vodacom Group, Ltd.	25,552	325,089
Vodafone Group PLC	3,287,526	9,477,439

		25,533,124

		105,793,760
Utilities - 3.4%
Electric Utilities - 1.8%
Acciona SA	721	33,631
ALLETE, Inc. (L)	5,792	240,716
American Electric Power Company, Inc.	73,709	3,168,750
Centrais Eletricas Brasileiras SA	14,600	93,646
Cheung Kong Infrastructure Holdings, Ltd.	24,000	144,801
Chubu Electric Power Company, Inc.	29,800	355,007
Cleco Corp.	20,846	853,227
CLP Holdings, Ltd.	87,500	730,106
CPFL Energia SA	12,700	134,514
Duke Energy Corp.	107,114	6,938,845
E.ON AG	56,121	1,288,396
Edison International	49,585	2,171,327
EDP - Energias de Portugal SA	59,954	145,912
EDP - Energias do Brasil SA	12,900	82,424
El Paso Electric Company	6,070	200,856
Electricite de France SA	7,416	150,709
Enel SpA	206,682	679,734
Entergy Corp.	26,962	1,835,573
Exelon Corp.	129,727	4,731,144
Federal Grid Company Unified Energy System
JSC, GDR (I) (S)	22,040	68,143
Federal Hydrogenerating Company JSC	10,800	26,698
Federal Hydrogenerating Company JSC, ADR	70,709	174,314
FirstEnergy Corp.	63,648	2,781,418
Fortis, Inc. (L)	6,927	228,312
Fortum OYJ	13,602	251,076
Great Plains Energy, Inc.	29,204	622,629
Hawaiian Electric Industries, Inc. (L)	18,437	489,134
Hokkaido Electric Power Company, Inc.	8,400	64,795
Hokuriku Electric Power Company	7,900	91,417

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Iberdrola SA	121,041	$478,785
IDACORP, Inc.	17,173	711,821
Korea Electric Power Corp. (I)	7,663	166,034
Kyushu Electric Power Company, Inc.	19,800	150,324
Light SA	3,300	40,025
Manila Electric Company	9,142	53,875
MGE Energy, Inc.	3,557	175,858
NextEra Energy, Inc.	63,474	4,272,435
Northeast Utilities	47,727	1,797,876
NV Energy, Inc.	45,043	790,054
OGE Energy Corp.	18,817	1,017,059
Otter Tail Corp.	5,470	123,841
Pepco Holdings, Inc. (L)	34,742	670,868
Pinnacle West Capital Corp.	16,661	855,876
PNM Resources, Inc.	27,248	560,491
Portland General Electric Company	11,428	306,728
Power Assets Holdings, Ltd.	67,000	543,834
PPL Corp.	88,273	2,589,047
Red Electrica Corp. SA	3,451	149,198
Reliance Infrastructure, Ltd., GDR (S)	4,706	112,716
Shikoku Electric Power Company, Inc.	7,900	96,246
SP Ausnet	97,170	105,920
SSE PLC	62,199	1,351,365
Terna Rete Elettrica Nazionale SpA	42,794	148,471
The Chugoku Electric Power Company, Inc.	13,800	174,803
The Empire District Electric Company (L)	6,435	135,843
The Kansai Electric Power Company, Ltd.	34,800	260,332
The Southern Company	132,205	5,992,853
Tohoku Electric Power Company, Inc. (I)	20,800	145,815
Tokyo Electric Power Company, Inc. (I)	67,000	112,360
UIL Holdings Corp. (L)	7,658	269,408
Unitil Corp.	2,135	56,364
UNS Energy Corp.	6,095	244,166
Verbund AG, Class A	2,140	43,256
Westar Energy, Inc.	24,083	701,297
Xcel Energy, Inc.	74,107	2,066,844

		56,249,342
Gas Utilities - 0.3%
AGL Resources, Inc.	17,853	707,871
APA Group, Ltd. (L)	37,815	188,565
Atmos Energy Corp.	17,183	600,374
Chesapeake Utilities Corp.	1,470	68,840
China Gas Holdings, Ltd.	186,000	102,219
China Resources Gas Group, Ltd.	44,000	86,921
Delta Natural Gas Company, Inc.	1,125	22,163
Enagas SA	5,809	107,687
ENN Energy Holdings, Ltd.	44,000	174,965
GAIL India, Ltd., GDR	8,728	335,114
Gas Natural SDG SA	10,959	134,886
Hong Kong & China Gas Company, Ltd.	252,900	595,576
Korea Gas Corp.	750	37,747
National Fuel Gas Company	15,882	792,512
New Jersey Resources Corp.	6,319	283,154
Northwest Natural Gas Company	4,078	200,515
ONEOK, Inc.	31,633	1,408,617
Osaka Gas Company, Ltd.	88,000	385,148
Perusahaan Gas Negara Persero Tbk PT	216,500	84,101
Piedmont Natural Gas Company, Inc. (L)	10,884	339,907
Questar Corp.	34,011	671,717
Snam SpA	52,046	218,824
South Jersey Industries, Inc.	4,638	234,776
Southwest Gas Corp.	7,022	300,191
The Laclede Group, Inc.	3,452	145,847
Toho Gas Company, Ltd.	20,000	130,736

The accompanying notes are an integral part of the financial statements.	298

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Tokyo Gas Company, Ltd.	115,000	$635,368
UGI Corp.	21,442	653,552
WGL Holdings, Inc.	17,643	688,783

		10,336,676
Independent Power Producers & Energy Traders - 0.1%
Aboitiz Power Corp.	75,100	60,791
American DG Energy, Inc. (I) (L)	3,691	7,382
Atlantic Power Corp. (L)	17,107	241,380
China Longyuan Power Group Corp., H Shares	130,000	85,092
China Resource Power Holdings, Ltd.	114,532	246,374
Datang International Power Generation
Company, Ltd., H Shares	185,136	62,145
Electric Power Development Company, Ltd.	5,600	134,008
Enel Green Power SpA	56,581	92,849
Energy Development Corp.	166,001	23,616
Genie Energy, Ltd.	2,279	16,181
GenOn Energy, Inc. (I)	116,855	295,643
Glow Energy PCL	32,900	65,622
Huaneng Power International, Inc., H Shares	194,564	134,277
MPX Energia SA (I)	8,400	52,141
NRG Energy, Inc. (L)	34,657	739,580
Ormat Technologies, Inc. (L)	2,723	51,710
The AES Corp. (I)	98,116	1,117,541
Tractebel Energia SA	8,700	144,693
TransAlta Corp. (L)	8,221	124,180

		3,695,205
Multi-Utilities - 1.1%
AGL Energy, Ltd.	31,592	495,773
Alliant Energy Corp.	21,178	933,526
Ameren Corp.	36,927	1,208,251
Avista Corp.	8,908	226,263
Black Hills Corp.	15,075	515,565
Canadian Utilities, Ltd.	2,088	143,994
CenterPoint Energy, Inc.	65,030	1,325,962
Centrica PLC	342,320	1,776,315
CH Energy Group, Inc.	2,278	148,434
CMS Energy Corp.	39,616	913,941
Consolidated Edison, Inc.	44,577	2,702,258
Dominion Resources, Inc.	86,976	4,564,500
DTE Energy Company	25,889	1,511,918
GDF Suez	38,539	946,891
Integrys Energy Group, Inc.	11,858	640,213
MDU Resources Group, Inc.	36,040	776,662
National Grid PLC	235,638	2,555,355
NiSource, Inc. (L)	43,236	1,052,364
NorthWestern Corp.	5,534	202,544
PG&E Corp.	64,273	2,790,091
Public Service Enterprise Group, Inc.	76,992	2,437,567
RWE AG	15,285	639,917
SCANA Corp. (L)	17,716	839,030
Sempra Energy	36,512	2,417,094
Suez Environnement Company	8,756	98,072
TECO Energy, Inc.	32,843	570,154
Vectren Corp. (L)	15,649	441,458
Veolia Environnement SA	10,431	110,082
Wisconsin Energy Corp.	35,073	1,331,371

		34,315,565
Water Utilities - 0.1%
American States Water Company (L)	2,845	123,985
Aqua America, Inc.	26,548	663,700
Artesian Resources Corp.	1,226	27,144
Cadiz, Inc. (I) (L)	2,117	17,275
California Water Service Group	6,322	115,629

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
Cia de Saneamento Basico do Estado de
Sao Paulo	6,100	$257,835
Cia de Saneamento de Minas Gerais	3,100	74,068
Connecticut Water Service, Inc. (L)	1,420	43,807
Consolidated Water Company, Ltd.	2,317	18,907
Guangdong Investment, Ltd.	148,780	110,278
Middlesex Water Company	1,080	20,250
Severn Trent PLC	15,791	434,080
SJW Corp.	2,044	47,789
United Utilities Group PLC	45,307	510,131
York Water Company	2,080	36,754

		2,501,632

		107,098,420

TOTAL COMMON STOCKS (Cost $2,896,438,409)		$2,950,950,346

PREFERRED SECURITIES - 0.4%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	1,670	83,693
Hyundai Motor Company, Ltd.	749	45,879
Hyundai Motor Company, Ltd., 2nd Preferred	1,146	77,247
Lojas Americanas SA	21,600	155,464
Porsche Automobil Holding SE	4,771	246,218
ProSiebenSat.1 Media AG	2,839	68,295
Volkswagen AG	4,511	794,933

		1,471,729
Consumer Staples - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	5,200	218,769
Henkel AG & Company KGaA	5,648	426,472

		645,241
Energy - 0.1%
Petroleo Brasileiro SA	223,700	2,286,701
Financials - 0.1%
Banco Bradesco SA	101,400	1,648,456
Banco do Estado do Rio Grande do Sul SA	9,500	77,455
Itau Unibanco Holding SA	121,100	1,891,162
Itausa - Investimentos Itau SA	136,100	626,895

		4,243,968
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	616	397,950
Materials - 0.1%
Bradespar SA	12,400	161,880
Braskem SA, A Shares	8,300	52,338
Gerdau SA	45,900	405,885
Klabin SA	24,300	108,936
LG Chem, Ltd.	250	20,111
Metalurgica Gerdau SA	14,800	162,006
Usinas Siderurgicas de Minas Gerais SA	20,500	82,307
Vale SA	107,100	1,750,617

		2,744,080
Telecommunication Services - 0.0%
Oi SA	44,600	169,400
Telefonica Brasil SA	15,700	340,312

		509,712
Utilities - 0.0%
AES Tiete SA	5,500	75,188
Centrais Eletricas Brasileiras SA	12,000	109,661
Cia Paranaense de Energia	5,500	98,598
Companhia de Transmissao de Energia
eletrica paulista	1,900	42,214

The accompanying notes are an integral part of the financial statements.	299

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Utilities (continued)
Companhia Energetica de Minas Gerais	25,600	$436,987
Companhia Energetica de Sao Paulo	8,600	133,243
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	5,100	46,731
RWE AG	1,215	45,729

		988,351

TOTAL PREFERRED SECURITIES (Cost $13,659,893)		$13,287,732

INVESTMENT COMPANIES - 0.4%
Financials - 0.4%
Firsthand Technology Value Fund, Inc. (I)	1,290	20,705
iShares MSCI Indonesia Investable Market
Index Fund	78,505	2,225,617
iShares MSCI Malaysia Index Fund	462,100	6,714,313
iShares MSCI Philippines Investable Market
Index Fund (L)	25,090	730,119
iShares MSCI Thailand Index Fund (L)	20,860	1,473,759

		11,164,513

TOTAL INVESTMENT COMPANIES (Cost $11,144,464)		$11,164,513

ESCROW CERTIFICATES - 0.0%
Health Care - 0.0%
Indevus Pharmaceuticals, Inc. (I)	156	0

TOTAL ESCROW CERTIFICATES (Cost $0)		$0

RIGHTS - 0.0%
Hampton Roads Bankshares, Inc. (Expiration
Date: 09/05/2012) (I) (N)	1,650	8,423
KTB Investment & Securities Company, Ltd.
(Expiration Date: 10/11/2012, Strike Price:
THB 12.60 ) (I) (N)	32,300	4,123

TOTAL RIGHTS (Cost $3,598)		$12,546

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	638	330
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I) (L)	854	47

TOTAL WARRANTS (Cost $786)		$377

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.3443% (W) (Y)	12,508,133	125,182,641

TOTAL SECURITIES LENDING
COLLATERAL (Cost $125,177,745)		$125,182,641

SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreement - 3.6%
Repurchase Agreement with State Street Corp.
dated 08/31/2012 at 0.010% to be
repurchased at $111,504,124 on 09/04/2012,
collateralized by $111,530,000
U.S. Treasury Notes, 1.000% - 3.625% due
04/30/2019 - 08/15/2019 (valued at
$113,747,219, including interest)	$111,504,000	$111,504,000

TOTAL SHORT-TERM INVESTMENTS (Cost $111,504,000)		$111,504,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $3,157,928,895) - 102.5%		$3,212,102,155
Other assets and liabilities, net - (2.5%)		(76,905,898)

TOTAL NET ASSETS - 100.0%		$3,135,196,257

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 80.6%
U.S. Government - 18.9%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 07/15/2022	$9,649,024	$10,450,828
0.625%, 07/15/2021	1,425,494	1,614,372
0.750%, 02/15/2042	10,663,905	11,683,641
1.125%, 01/15/2021	3,671,780	4,295,696
1.250%, 07/15/2020	3,998,702	4,725,030
1.750%, 01/15/2028	11,282,929	14,498,564
2.000%, 01/15/2026	11,562,500	15,046,605
2.375%, 01/15/2025 to 01/15/2027	7,648,708	10,327,974
2.500%, 01/15/2029	12,399,008	17,640,490
3.625%, 04/15/2028	1,135,104	1,791,513
3.875%, 04/15/2029 (F)	2,931,537	4,842,533
U.S. Treasury Bonds 3.125%, 11/15/2041	5,000,000	5,492,190
U.S. Treasury Notes
0.500%, 07/31/2017 (D)	49,700,000	49,501,995
0.750%, 06/30/2017 (D)	50,600,000	51,026,963
0.875%, 07/31/2019	67,900,000	67,396,046
1.000%, 06/30/2019 to 08/31/2019	42,000,000	42,039,750
1.125%, 05/31/2019	19,900,000	20,123,875
1.500%, 08/31/2018 (D)(F)	81,400,000	84,725,923
1.750%, 05/15/2022	38,100,000	38,897,738
3.125%, 05/15/2019	600,000	686,110
3.375%, 11/15/2019	3,600,000	4,190,062
3.625%, 08/15/2019	600,000	707,578

		461,705,476
U.S. Government Agency - 61.7%
Federal Home Loan Mortgage Corp.
1.000%, 03/08/2017 to 09/29/2017	60,100,000	60,864,037
1.250%, 08/01/2019	1,100,000	1,101,587
1.750%, 05/30/2019	9,200,000	9,542,764
2.375%, 01/13/2022	2,100,000	2,208,549
3.750%, 03/27/2019	800,000	932,362
4.000%, TBA (C)	39,000,000	41,666,017
4.500%, TBA (C)	1,000,000	1,076,719
4.500%, 11/01/2039 to 03/01/2041	19,124,876	20,556,734
4.731%, 11/01/2035 (P)	281,331	303,532
5.000%, 02/16/2017	1,600,000	1,906,261
5.500%, 08/23/2017 to 01/01/2040	6,937,178	7,786,027
6.000%, TBA (C)	30,000,000	32,936,718
6.000%, 08/01/2026 to 05/01/2040	34,700,729	38,035,321
Federal National Mortgage Association
1.250%, 01/30/2017	31,600,000	32,483,726
2.053%, 11/01/2035 (P)	190,172	196,869
2.224%, 11/01/2034 (P)	251,193	266,088
2.300%, 03/01/2035 (P)	112,573	119,824
2.310%, 08/01/2022	2,700,000	2,697,829
2.500%, TBA (C)	24,000,000	24,918,115
2.500%, 05/01/2027 to 08/01/2027	14,939,361	15,529,827
2.503%, 01/01/2035 (P)	175,360	187,658
2.588%, 05/01/2035 (P)	400,459	425,646
2.783%, 07/01/2034 (P)	174,860	187,873
2.840%, 06/01/2035 (P)	596,002	639,929
3.000%, TBA (C)	123,000,000	128,443,622
3.330%, 11/01/2021	98,771	108,030
3.500%, TBA (C)	211,000,000	223,516,211
3.500%, 03/01/2020 to 02/01/2027	7,122,593	7,623,972
4.000%, TBA (C)	174,500,000	186,908,492
4.000%, 09/01/2013 to 11/01/2041	36,173,985	38,735,936
4.500%, TBA (C)	277,500,000	300,091,528
4.500%, 01/01/2018 to 07/01/2041	81,047,246	87,807,884
4.736%, 09/01/2035 (P)	192,742	204,861

The accompanying notes are an integral part of the financial statements.	300

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.000%, TBA (C)		$16,000,000	$17,474,998
5.000%, 02/13/2017 to 04/01/2037		7,587,006	8,747,638
5.375%, 06/12/2017		4,500,000	5,476,293
5.500%, TBA (C)		144,000,000	158,028,754
5.500%, 06/01/2018 to 04/01/2040		20,587,374	22,578,011
6.000%, 10/01/2026 to 06/01/2040		22,609,266	24,945,745

			1,507,261,987

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,943,848,230)			$1,968,967,463

FOREIGN GOVERNMENT
OBLIGATIONS - 7.7%
Brazil - 0.2%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	6,400,000	4,027,785
Canada - 2.7%
Canada Housing Trust
2.650%, 03/15/2022 (S)	CAD	1,400,000	1,467,717
3.350%, 12/15/2020 (S)		4,500,000	4,993,026
3.800%, 06/15/2021 (S)		2,800,000	3,207,779
Province of British Columbia
3.250%, 12/18/2021		300,000	322,408
4.300%, 06/18/2042		400,000	486,472
Province of Ontario
1.600%, 09/21/2016		$1,100,000	1,134,839
3.000%, 07/16/2018		1,100,000	1,204,806
3.150%, 06/02/2022	CAD	7,900,000	8,280,755
4.000%, 06/02/2021		7,300,000	8,193,995
4.200%, 03/08/2018 to 06/02/2020		2,000,000	2,268,953
4.300%, 03/08/2017		2,400,000	2,691,993
4.400%, 06/02/2019		2,700,000	3,097,214
4.400%, 04/14/2020		$200,000	237,668
4.600%, 06/02/2039	CAD	1,100,000	1,345,532
4.700%, 06/02/2037		11,100,000	13,622,569
5.500%, 06/02/2018		700,000	837,841
Province of Quebec
2.750%, 08/25/2021		$1,400,000	1,477,244
3.500%, 07/29/2020		700,000	783,301
3.500%, 12/01/2022	CAD	3,300,000	3,509,901
4.250%, 12/01/2021		2,900,000	3,282,303
4.500%, 12/01/2016 to 12/01/2020		2,800,000	3,202,779

			65,649,095
France - 0.2%
Societe Financement de l’Economie
Francaise
3.375%, 05/05/2014 (S)		$4,000,000	4,183,704
Italy - 2.1%
Republic of Italy
Zero Coupon 01/31/2013
to 08/14/2013 (Z)	EUR	16,800,000	20,977,266
2.100%, 09/15/2021		1,171,874	1,198,643
2.500%, 03/01/2015		9,000,000	11,112,078
3.000%, 04/01/2014		1,600,000	2,024,062
3.500%, 06/01/2014		2,400,000	3,057,058
4.250%, 07/01/2014 to 02/01/2015		5,100,000	6,570,587
4.500%, 07/15/2015		3,900,000	5,024,621
6.000%, 11/15/2014		1,400,000	1,867,832

			51,832,147

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 2.0%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	$12,786,392
6.500%, 06/10/2021		30,000,000	2,456,043
8.000%, 06/11/2020		44,900,000	4,009,321
10.000%, 12/05/2024		269,800,000	28,547,598

			47,799,354
Russia - 0.4%
Government of Russia
7.500%, 03/31/2030		$8,291,500	10,343,646
South Korea - 0.1%
Export-Import Bank of Korea
4.000%, 01/29/2021		600,000	641,794
5.125%, 06/29/2020		1,100,000	1,261,450
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		700,000	749,718

			2,652,962
Turkey - 0.0%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (S)		1,000,000	1,093,800

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $180,618,791)			$187,582,493

CORPORATE BONDS - 23.0%
Consumer Discretionary - 0.6%
Banque PSA Finance SA
2.361%, 04/04/2014 (P)(S)		3,500,000	3,430,081
Daimler Finance North America LLC
1.668%, 09/13/2013 (P)(S)		1,700,000	1,712,927
Ford Motor Credit Company LLC
5.875%, 08/02/2021		1,600,000	1,768,166
7.000%, 04/15/2015		5,200,000	5,788,536
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,306,270
8.700%, 10/01/2014		1,000,000	1,131,271

			15,137,251
Consumer Staples - 0.3%
CVS Pass-Through Trust
6.943%, 01/10/2030		268,840	325,880
Kraft Foods Group, Inc.
6.125%, 08/23/2018 (S)		1,849,000	2,271,914
Kraft Foods, Inc.
2.625%, 05/08/2013		3,000,000	3,039,297
6.125%, 02/01/2018		651,000	792,216

			6,429,307
Energy - 1.5%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,000,000	1,282,500
Cameron International Corp.
1.351%, 06/02/2014 (P)		2,400,000	2,398,762
Gazprom OAO
5.092%, 11/29/2015 (S)		400,000	427,500
6.212%, 11/22/2016 (S)		500,000	555,750
7.201%, 02/01/2020		95,965	108,214
9.625%, 03/01/2013		300,000	311,367
10.500%, 03/08/2014		1,000,000	1,118,500
Indian Oil Corp. Ltd.
4.750%, 01/22/2015		4,600,000	4,750,728
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		700,000	747,250
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,194,912

The accompanying notes are an integral part of the financial statements.	301

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos
6.500%, 06/02/2041		$8,600,000	$10,621,000
8.000%, 05/03/2019		6,500,000	8,466,250

			36,982,733
Financials - 16.1%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,580,960
Ally Financial, Inc.
3.638%, 02/11/2014 (P)		1,000,000	1,003,610
4.625%, 06/26/2015		1,200,000	1,231,514
5.500%, 02/15/2017		5,500,000	5,721,265
6.750%, 12/01/2014		400,000	431,000
7.500%, 09/15/2020		1,500,000	1,717,500
8.300%, 02/12/2015		6,500,000	7,215,000
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,606,110
American Express Company
7.000%, 03/19/2018		2,200,000	2,791,837
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,828,605
5.875%, 05/02/2013		$2,300,000	2,379,681
American International Group, Inc.
5.850%, 01/16/2018		5,400,000	6,190,376
6.250%, 03/15/2037		1,100,000	1,105,500
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,230,231
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		3,000,000	3,036,000
Banco do Brasil SA
5.875%, 01/19/2023 (S)		400,000	423,000
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	798,527
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,537,500
4.500%, 04/06/2015 (S)		400,000	406,000
Bank of America Corp.
0.765%, 08/15/2016 (P)		1,100,000	976,931
5.650%, 05/01/2018		3,700,000	4,134,158
6.500%, 08/01/2016		7,900,000	9,010,021
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	769,927
Bank of Montreal
1.950%, 01/30/2017 (S)		400,000	418,769
2.850%, 06/09/2015 (S)		1,400,000	1,488,060
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,444,940
1.950%, 01/30/2017 (S)		1,100,000	1,148,467
Barclays Bank PLC
2.375%, 01/13/2014		900,000	910,765
5.450%, 09/12/2012		23,000,000	23,035,903
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	945,000
6.500%, 03/10/2021 (S)		1,900,000	2,009,250
BNP Paribas SA
1.358%, 01/10/2014 (P)		6,100,000	6,070,897
BNP Paribas SA (5.186% to 06/29/2015,
then 3 month LIBOR + 1.680%)
06/29/2015 (Q)(S)		7,600,000	6,783,000
BPCE SA
2.375%, 10/04/2013 (S)		600,000	598,456
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	623,250

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
1.285%, 02/15/2013 (P)		$2,100,000	$2,103,910
2.438%, 08/13/2013 (P)		400,000	404,541
5.300%, 10/17/2012		800,000	804,631
5.500%, 04/11/2013 to 10/15/2014		18,700,000	19,670,206
5.850%, 07/02/2013		600,000	623,102
6.125%, 08/25/2036		3,500,000	3,723,454
8.500%, 05/22/2019		2,200,000	2,815,809
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	1,500,000	1,669,729
Credit Suisse New York
2.200%, 01/14/2014		$1,300,000	1,317,806
Dexia Credit Local
0.927%, 04/29/2014 (P)(S)		7,100,000	6,839,634
DNB Bank ASA
3.200%, 04/03/2017 (S)		2,100,000	2,178,586
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067 (S)	EUR	9,900,000	12,091,105
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067		$4,100,000	4,320,375
HSBC Bank PLC
2.000%, 01/19/2014 (S)		1,400,000	1,414,052
HSBC Holdings PLC
6.500%, 09/15/2037		1,200,000	1,419,594
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,564,954
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	626,138
6.500%, 09/01/2014 (S)		3,000,000	3,195,000
6.750%, 09/01/2016 (S)		1,300,000	1,449,500
Intesa Sanpaolo SpA
2.831%, 02/24/2014 (P)(S)		3,300,000	3,163,004
IPIC, Ltd.
5.000%, 11/15/2020 (S)		800,000	873,000
JPMorgan Chase & Company
0.904%, 09/26/2013 (P)	EUR	1,700,000	2,137,922
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)		$1,900,000	1,838,128
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013		1,400,000	1,425,831
6.400%, 08/28/2017		3,100,000	3,522,527
6.875%, 04/25/2018		7,500,000	8,749,523
MetLife, Inc.
6.400%, 12/15/2036		2,600,000	2,768,672
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	1,945,857
Morgan Stanley
2.937%, 05/14/2013 (P)		4,100,000	4,128,224
6.250%, 08/28/2017		800,000	866,950
7.300%, 05/13/2019		21,375,000	24,120,982
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,693,623
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	316,418
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,314,067
Nordea Bank AB
2.125%, 01/14/2014 (S)		600,000	604,680
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	17,100,810

The accompanying notes are an integral part of the financial statements.	302

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		$700,000	$779,519
Pricoa Global Funding I
0.661%, 09/27/2013 (P)(S)		2,700,000	2,691,230
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,267,177
5.550%, 04/27/2015		3,500,000	3,890,499
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		1,200,000	1,371,000
Regions Bank
7.500%, 05/15/2018		5,400,000	6,291,000
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	5,712,000
Royal Bank of Scotland PLC
1.235%, 10/14/2016 (P)		1,000,000	808,000
3.950%, 09/21/2015		1,600,000	1,679,378
RZD Capital, Ltd.
5.739%, 04/03/2017		1,100,000	1,208,691
Santander US Debt SAU
2.991%, 10/07/2013 (S)		5,700,000	5,624,589
Sberbank of Russia
6.125%, 02/07/2022 (S)		5,000,000	5,469,000
SLM Corp.
0.992%, 06/17/2013 (P)	EUR	2,100,000	2,569,867
5.375%, 05/15/2014		$500,000	522,988
6.250%, 01/25/2016		600,000	642,000
Springleaf Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,661,813
6.900%, 12/15/2017		$2,700,000	2,220,750
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,747,770
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,316,968
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,820,403
The Bear Stearns Companies LLC
7.250%, 02/01/2018		26,400,000	32,937,406
The Goldman Sachs Group, Inc.
0.668%, 05/23/2016 (P)	EUR	1,100,000	1,280,033
6.150%, 04/01/2018		$7,500,000	8,528,888
6.250%, 09/01/2017		5,400,000	6,198,233
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	4,700,000
Turkiye Garanti Bankasi AS
2.955%, 04/20/2016 (P)(S)		900,000	869,031
UBS AG
1.447%, 01/28/2014 (P)		1,600,000	1,602,522
5.750%, 04/25/2018		1,900,000	2,197,475
5.875%, 12/20/2017		2,100,000	2,445,261
Vnesheconombank
5.375%, 02/13/2017 (S)		600,000	647,856
5.450%, 11/22/2017 (S)		700,000	754,565
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		1,600,000	1,686,253

			392,546,519
Health Care - 0.5%
Amgen, Inc.
6.150%, 06/01/2018		9,100,000	11,079,896

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
HCA, Inc.
8.500%, 04/15/2019	$900,000	$1,014,750

		12,094,646
Industrials - 1.1%
Caterpillar, Inc.
0.605%, 05/21/2013 (P)	8,500,000	8,517,204
Noble Group, Ltd.
4.875%, 08/05/2015 (S)	1,000,000	1,037,500
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021	1,940,000	2,136,425
6.350%, 06/30/2021 (S)	12,416,000	13,673,120
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)	400,000	434,328

		25,798,577
Information Technology - 0.4%
Hewlett-Packard Company
0.711%, 05/24/2013 (P)	9,900,000	9,887,942
Materials - 1.3%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	317,671
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	800,000	834,000
CSN Resources SA
6.500%, 07/21/2020	2,600,000	2,808,000
6.500%, 07/21/2020 (S)	8,000,000	8,640,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	600,000	637,500
GTL Trade Finance, Inc.
7.250%, 10/20/2017	2,900,000	3,327,750
7.250%, 10/20/2017 (S)	10,400,000	11,934,000
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,775,000
The Dow Chemical Company
6.000%, 10/01/2012	800,000	802,906
Vale Overseas, Ltd.
4.625%, 09/15/2020	900,000	944,393

		32,021,220
Telecommunication Services - 0.3%
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	3,000,000	3,300,000
Windstream Corp.
8.125%, 08/01/2013	5,000,000	5,275,000

		8,575,000
Utilities - 0.9%
Calpine Construction Finance
Company LP
8.000%, 06/01/2016 (S)	5,000,000	5,406,250
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	11,900,000	13,238,750
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	400,000	442,900
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	2,262,883	2,337,965

		21,425,865

TOTAL CORPORATE BONDS (Cost $525,574,306)		$560,899,060

TERM LOANS (M) - 0.2%
Energy - 0.0%
Petroleum Export, Ltd.
3.468%, 12/20/2012	627,330	580,280

The accompanying notes are an integral part of the financial statements.	303

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017	$5,200,000	$5,009,644

TOTAL TERM LOANS (Cost $5,806,117)		$5,589,924

MUNICIPAL BONDS - 4.4%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,356,976
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,252,500
California State University
6.434%, 11/01/2030	1,200,000	1,433,412
California Statewide Communities
Development Authority
6.400%, 06/01/2039	12,900,000	15,867,000
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,140,070
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	113,006
6.899%, 12/01/2040	2,700,000	3,308,634
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	300,000	324,291
6.899%, 12/01/2040	2,600,000	3,186,092
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,237,950
City of San Antonio, TX
6.308%, 02/01/2037	2,600,000	3,041,714
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	2,033,668
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	243,610
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	800,000	763,928
Los Angeles Unified School
District (California)
4.500%, 07/01/2023	5,000,000	5,627,500
6.758%, 07/01/2034	2,700,000	3,634,551
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	11,309,272
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,184,880
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	349,827
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,350,000	1,035,855
State of California
7.950%, 03/01/2036	17,300,000	20,897,189
7.500%, 04/01/2034	2,600,000	3,427,190
5.650%, 04/01/2039 (P)	800,000	823,872
7.550%, 04/01/2039	900,000	1,212,435
7.600%, 11/01/2040	1,600,000	2,173,280
State of Louisiana 3.000%, 05/01/2043 (P)	2,600,000	2,610,244
State of Washington - Series C
5.000%, 06/01/2041	5,200,000	5,921,916
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046	1,500,000	1,178,790
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	3,065,000	2,334,948
Truckee Meadows Water Authority
(Nevada), Series A 5.000%, 07/01/2036	200,000	217,018

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
University of California
6.270%, 05/15/2031		$5,300,000	$6,119,009

TOTAL MUNICIPAL BONDS (Cost $89,193,249)			$106,360,627

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%) , 01/25/2017 (Q)	GBP	1,500,000	2,524,207
State Street Capital Trust III
5.458%, 10/04/2012 (P)(Q)		$2,900,000	2,916,414
State Street Capital Trust IV
1.468%, 06/15/2037 (P)		400,000	285,731
USB Capital IX
3.500%, 10/22/2012 (P)(Q)		300,000	255,660

			5,982,012

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $5,592,022)			$5,982,012

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.0%
Commercial & Residential - 5.1%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.726%, 02/25/2045 (P)		139,497	128,815
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
1.545%, 05/16/2047 (P)(S)	EUR	152,612	192,328
Series 2010-1A, Class A2B,
1.745%, 05/16/2047 (P)(S)		3,100,000	3,962,549
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.990%, 11/15/2015 (P)(S)		$1,021,929	1,001,496
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,283,903	2,283,177
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		5,960,076	5,870,675
Series 2011-RR5, Class 12A1,
5.529%, 03/26/2037 (P)(S)		400,000	322,000
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.916%, 11/25/2034 (P)		2,089,623	1,897,812
Series 2004-9, Class 22A1,
3.295%, 11/25/2034 (P)		537,338	541,732
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 3.003%, 09/25/2035 (P)		806,295	607,912
Bear Stearns Commercial Mortgage
Securities, Series 2007-T26, Class A4
5.471%, 01/12/2045 (P)		1,000,000	1,161,614
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	435,848
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		4,300,000	5,043,750
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		270,591	239,974
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		641,573	607,522

The accompanying notes are an integral part of the financial statements.	304

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		$2,200,000	$2,520,089
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.516%, 02/25/2037 (P)		5,456,339	3,252,491
Series 2005-62, Class 2A1,
1.148%, 12/25/2035 (P)		6,694,008	4,107,932
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)		357,318	283,389
Series 2004-22, Class A3,
2.626%, 11/25/2034 (P)		1,396,290	1,217,229
Series 2004-HYB9, Class 1A1,
2.721%, 02/20/2035 (P)		2,413,327	2,104,655
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.852%, 03/15/2039 (P)		300,000	334,547
European Loan Conduit, Series 25X,
Class A 0.495%, 05/15/2019 (P)	EUR	202,427	228,515
Granite Master Issuer PLC, Series 2005-1,
Class A5 0.313%, 12/20/2054 (P)		2,493,668	3,066,120
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		$100,000	107,769
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,584,601
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		2,364,528	2,359,357
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.137%, 11/25/2035 (P)		1,307,514	1,306,752
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.847%, 10/15/2054 (P)(S)	EUR	1,700,000	2,166,340
Homebanc Mortgage Trust, Series 2005-4,
Class A1 0.506%, 10/25/2035 (P)		$5,015,633	3,772,975
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		3,000,000	3,301,344
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,392,037
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	456,480
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,000,000	1,169,265
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.012%, 02/25/2035 (P)		423,620	431,204
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		208,681	192,576
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.680%, 12/15/2030 (P)		2,280,557	2,264,671
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.779%, 07/09/2021 (P)(S)		4,083,754	4,007,964
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.446%, 02/25/2036 (P)		872,360	688,149

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage
Investors, Inc. (continued)
Series 2005-3, Class 4A,
0.486%, 11/25/2035 (P)		$180,796	$157,407
Series 2005-2, Class 3A,
1.246%, 10/25/2035 (P)		413,643	383,734
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,225,912
Morgan Stanley Capital I
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		1,648,914	1,736,783
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		200,000	235,571
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.983%, 08/12/2045 (P)(S)		1,000,000	1,164,990
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.396%, 02/25/2037 (P)		13,238,480	8,978,628
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.486%, 02/26/2037 (P)(S)		3,014,597	2,488,770
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.366%, 03/25/2037 (P)		2,309,806	1,405,286
Series 2005-AR5, Class A3,
0.487%, 07/19/2035 (P)		1,678,496	1,559,160
Series 2005-AR8, Class A1A,
0.516%, 02/25/2036 (P)		456,193	279,506
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.835%, 10/28/2035 (P)(S)		587,684	513,563
Titan Europe PLC, Series, 2007-3X,
Class A1 1.055%, 10/23/2016 (P)	GBP	6,121,000	9,048,769
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.320%, 06/15/2020 (P)(S)		$5,888,956	5,528,793
Series 2006-WL7A, Class A1,
0.330%, 09/15/2021 (P)(S)		9,746,257	9,647,254
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1 0.506%, 12/25/2045 (P)		2,193,705	1,888,493
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.343%, 05/25/2041 (P)		84,469	83,793
Series 2002-AR17, Class 1A,
1.348%, 11/25/2042 (P)		139,739	130,211
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.610%, 01/25/2035 (P)		1,174,029	1,167,961
Series 2006-AR2, Class 2A1,
2.617%, 03/25/2036 (P)		1,409,021	1,326,732
Series 2006-AR2, Class 2A5,
2.617%, 03/25/2036 (P)		4,392,829	3,886,824
Series 2005-14, Class 1A9,
5.500%, 12/25/2035		2,321,299	2,345,807

			124,797,602

The accompanying notes are an integral part of the financial statements.	305

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.9%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.390%, 07/15/2019 (P)	$883,933	$883,759
Series 3335, Class FT,
0.390%, 08/15/2019 (P)	2,274,786	2,274,327
Series 3149, Class LF,
0.540%, 05/15/2036 (P)	1,004,827	1,005,454
Series 2637, Class F,
0.640%, 06/15/2018 (P)	103,162	103,280
Series T-63, Class 1A1,
1.347%, 02/25/2045 (P)	132,475	128,944
Federal National Mortgage Association
Series 2007-73, Class A1,
0.296%, 07/25/2037 (P)	1,167,107	1,116,794
Series 2005-120, Class NF,
0.336%, 01/25/2021 (P)	2,479,809	2,477,201
Series 2007-30, Class AF,
0.546%, 04/25/2037 (P)	1,278,783	1,279,940
Series 2003-W6, Class F,
0.586%, 09/25/2042 (P)	1,054,697	1,046,102
Series 2005-75, Class FL,
0.686%, 09/25/2035 (P)	2,464,976	2,470,752
0.875%, 08/28/2017	9,800,000	9,860,858
Series 2006-5, Class 3A2,
2.655%, 05/25/2035 (P)	169,211	175,889

		22,823,300

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $149,256,908)		$147,620,902

ASSET BACKED SECURITIES - 1.1%
Access Group, Inc., Series 2008-1,
Class A 1.751%, 10/27/2025 (P)	7,404,964	7,449,480
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.296%, 01/25/2037 (P)	440,984	424,657
Series 2007-HE5, Class 1A1,
0.326%, 06/25/2047 (P)	220,304	214,111
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.336%, 05/25/2037 (P)	861,160	818,349
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.556%, 10/25/2035 (P)	424,574	412,443
Countrywide Asset-Backed Certificates,
Series 2007-1, Class 2A1
0.286%, 07/25/2037 (P)	253,578	252,831
Federal National Mortgage Association
2.870%, 09/01/2027 (C)	2,000,000	1,987,844
GSAMP Trust, Series 2007-FM1,
Class A2A 0.306%, 12/25/2036 (P)	311,143	104,614
Hillmark Funding, Series 2006-1A,
Class A1 0.685%, 05/21/2021 (P)(S)	7,100,000	6,740,712
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.296%, 12/25/2036 (P)	472,292	141,664
HSBC Home Equity Loan Trust,
Series 2005-1, Class A
0.527%, 01/20/2034 (P)	1,687,214	1,607,351
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.296%, 03/25/2047 (P)	637,698	576,986

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.796%, 10/25/2034 (P)		$58,753	$48,629
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.316%, 05/25/2037 (P)		177,051	168,790
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	968,307	1,134,121
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.296%, 12/25/2036 (P)		$510,564	116,548
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,284,275	1,458,632
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.296%, 01/25/2038 (P)		512,907	471,783
Wind River CLO, Ltd., Series 2004-1A,
Class A1 0.798%, 12/19/2016 (P)(S)		157,253	155,151
Wood Street CLO BV, Series I, Class A
1.222%, 11/22/2021 (P)	EUR	2,429,976	2,926,672

TOTAL ASSET BACKED SECURITIES (Cost $28,094,733)			$27,211,368

PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Wells Fargo & Company,
Series L, 7.500%		22,170	26,515,320

TOTAL PREFERRED SECURITIES (Cost $19,353,225)			$26,515,320

ESCROW CERTIFICATES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Company (I)		20,000	0

TOTAL ESCROW CERTIFICATES (Cost $0)			$0

SHORT-TERM INVESTMENTS - 22.2%
Certificate of Deposit - 0.5%
Intesa Sanpaolo SpA 2.375%,
12/21/2012 *		$12,700,000	$12,498,578
Commercial Paper - 0.2%
British Telecommunications PLC
0.900%, 10/29/2012*		1,900,000	1,897,245
Itau Unibanco SA
1.622%, 11/05/2012*		2,100,000	2,093,981

			3,991,226
U.S. Government - 0.0%
U.S. Treasury Bill
0.140%, 02/07/2013 (F)*		28,000	27,983
Foreign Government - 13.5%
Japan Treasury Discount Bill
0.098%, 11/05/2012 *	JPY	3,460,000,000	44,184,459
0.099%, 10/22/2012 *		6,220,000,000	79,432,725
0.107%, 10/29/2012 *		3,130,000,000	39,971,093
Mexico Treasury Bill
4.380%, 10/11/2012 *	MXN	534,000,000	4,023,988
4.400%, 10/04/2012 *		579,000,000	4,366,815
4.400%, 10/25/2012 *		829,000,000	6,240,041
4.410%, 12/13/2012 *		456,800,000	3,416,849
4.612%, 09/20/2012 *		1,521,500,000	11,494,966
4.644%, 11/29/2012 *		2,865,000,000	21,467,429
4.675%, 11/01/2012 *		2,183,000,000	16,407,964
4.840%, 11/15/2012 *		3,271,240,000	24,552,014

The accompanying notes are an integral part of the financial statements.	306

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Foreign Government (continued)
Mexico Treasury Bill (continued)
5.026%, 10/18/2012 *	MXN	9,840,600,000	$74,091,062

			329,649,405
Repurchase Agreement - 8.0%
Repurchase Agreement with Barclays
Capital dated 08/31/2012 at 0.190% -
0.220% to be repurchased at
$11,200,244 on 09/04/2012,
collateralized by $2,049,670
Government National Mortgage
Association, 4.500% due 03/20/2041
(valued at $2,276,452 including
interest) and $8,838,000 U.S. Treasury
Notes, 1.500% due 03/31/2019 (valued
at $9,227,605 including interest)		$11,200,000	11,200,000
Repurchase Agreement with BNP Paribas
dated 08/31/2012 at 0.210% to be
repurchased at $15,000,350 on
09/04/2012, collateralized by
$15,000,000, U.S. Treasury Notes,
1.000% due 08/31/2016 (valued at
$15,341,016, including interest)		$15,000,000	15,000,000
Repurchase Agreement with Citigroup
dated 08/31/2012 at 0.180% to be
repurchased at $21,100,422 on
09/04/2012, collateralized by
$21,560,000 U.S. Treasury Notes,
0.250% due 07/15/2015 (valued at
$21,546,671, including interest)		21,100,000	21,100,000
Repurchase Agreement with Credit Suisse
dated 08/31/2012 at 0.220% to be
repurchased at $13,600,332 on
09/04/2012, collateralized by
$13,900,000 U.S. Treasury Notes,
0.250% due 08/31/2014 (valued at
$13,908,688, including interest)		13,600,000	13,600,000
Repurchase Agreement with JPMorgan
Chase & Company dated 08/31/2012 at
0.220% to be repurchased at
$12,800,313 on 09/04/2012,
collateralized by $9,050,000
U.S. Treasury Bonds, 5.500% due
08/15/2018 (valued at $13,228,985,
including interest)		12,800,000	12,800,000
Repurchase Agreement with Morgan
Stanley dated 08/31/2012 at 0.220% to
be repurchased at $2,100,051 on
09/04/2012, collateralized by
$1,965,200 U.S. Treasury Bonds,
3.125% due 11/15/2041 (valued at
$2,186,499, including interest)		2,100,000	2,100,000

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Royal Bank
of Canada dated 08/31/2012 at
0.210% - 0.220% to be repurchased at
$120,502,834 on 09/04/2012,
collateralized by $114,407,000
U.S. Treasury Notes, 0.625% - 2.375%
due 08/31/2017 - 06/30/2018 (valued at
$123,437,723, including interest)	$120,500,000	$120,500,000

		196,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $541,753,590)		$542,467,192

Total Investments (Total Return Fund)
(Cost $3,489,091,171) - 146.5%		$3,579,196,361
Other assets and liabilities, net - (46.5%)		(1,135,672,195)

TOTAL NET ASSETS - 100.0%		$2,443,524,166

SALE COMMITMENTS OUTSTANDING - (0.1)%
Federal National Mortgage Association - (0.1)%
Federal National Mortgage Association
6.000%, TBA (C)	$(3,000,000)	(3,305,859)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(3,307,500))		$(3,305,859)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 83.5%
Consumer Discretionary - 25.2%
Allbritton Communications Company
8.000%, 05/15/2018	$2,325,000	$2,505,188
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	2,525,000	2,670,188
American Greetings Corp.
7.375%, 12/01/2021	575,000	629,625
Ameristar Casinos, Inc.
7.500%, 04/15/2021	4,525,000	4,853,063
Caesars Operating Escrow LLC
9.000%, 02/15/2020 (S)	540,000	537,638
CCH II LLC
13.500%, 11/30/2016	4,500,000	4,927,500
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	6,065,000	6,095,325
CCO Holdings LLC
7.250%, 10/30/2017	2,500,000	2,737,500
7.375%, 06/01/2020	875,000	971,250
7.875%, 04/30/2018	1,025,000	1,112,125
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (S)	2,082,000	1,499,040
Cinemark USA, Inc.
7.375%, 06/15/2021	1,975,000	2,207,063
8.625%, 06/15/2019	4,975,000	5,572,000
CityCenter Holdings LLC
7.625%, 01/15/2016	225,000	239,063
7.625%, 01/15/2016 (S)	1,050,000	1,113,000
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017	2,996,044	3,175,807
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,184,688
CSC Holdings LLC
7.875%, 02/15/2018	2,400,000	2,748,000

The accompanying notes are an integral part of the financial statements.	307

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CSC Holdings LLC (continued)
8.500%, 04/15/2014	$2,175,000	$2,389,781
DineEquity, Inc.
9.500%, 10/30/2018	5,556,000	6,236,610
DISH DBS Corp.
6.625%, 10/01/2014	800,000	865,000
7.750%, 05/31/2015	2,750,000	3,066,250
EchoStar DBS Corp.
7.125%, 02/01/2016	3,150,000	3,465,000
Ford Motor Credit Company LLC
7.000%, 10/01/2013	820,000	870,578
8.000%, 12/15/2016	5,350,000	6,395,695
General Motors Financial Company, Inc.
4.750%, 08/15/2017 (S)	310,000	312,144
6.750%, 06/01/2018	1,975,000	2,190,083
Gray Television, Inc.
10.500%, 06/29/2015	4,665,000	5,038,200
Greektown Superholdings, Inc.
13.000%, 07/01/2015	6,400,000	6,912,000
Interactive Data Corp.
10.250%, 08/01/2018	2,350,000	2,649,625
KAR Auction Services, Inc.
4.445%, 05/01/2014 (P)	850,000	850,000
Lamar Media Corp.
5.875%, 02/01/2022	400,000	424,000
7.875%, 04/15/2018	970,000	1,071,850
9.750%, 04/01/2014	3,370,000	3,782,825
Limited Brands, Inc.
5.625%, 02/15/2022	2,125,000	2,236,563
6.625%, 04/01/2021	625,000	700,000
Lin Television Corp.
8.375%, 04/15/2018	2,425,000	2,534,125
Local TV Finance LLC
9.250%, 06/15/2015 (S)	3,660,115	3,733,317
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	4,095,000	4,565,925
National CineMedia LLC
6.000%, 04/15/2022 (S)	1,325,000	1,378,000
7.875%, 07/15/2021	750,000	811,875
Nexstar Broadcasting, Inc.
8.875%, 04/15/2017	700,000	752,500
Nielsen Finance LLC
7.750%, 10/15/2018	9,885,000	11,120,625
11.500%, 05/01/2016	509,000	570,080
Penn National Gaming, Inc.
8.750%, 08/15/2019	1,175,000	1,311,594
Penske Automotive Group Inc
5.750%, 10/01/2022 (S)	170,000	173,400
RadioShack Corp.
6.750%, 05/15/2019	2,875,000	1,944,219
Regal Cinemas Corp.
8.625%, 07/15/2019	6,515,000	7,247,938
Rent-A-Center, Inc.
6.625%, 11/15/2020	1,020,000	1,099,050
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (S)	2,700,000	2,531,250
Salem Communications Corp.
9.625%, 12/15/2016	4,182,000	4,657,703
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,916,000	3,220,363
7.000%, 06/15/2017 to 05/15/2019	4,325,000	4,857,375
7.500%, 04/01/2027	1,273,000	1,335,059
7.625%, 10/01/2018	780,000	917,475
8.000%, 11/15/2021	1,000,000	1,205,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Speedway Motorsports, Inc.
6.750%, 02/01/2019	$1,122,000	$1,182,308
The Gap, Inc.
5.950%, 04/12/2021	800,000	864,526
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022	475,000	494,000
8.750%, 08/15/2020	1,377,000	1,535,355
Toys R Us Property Company II LLC
8.500%, 12/01/2017	2,100,000	2,273,250
Toys R Us Property Company LLC
10.750%, 07/15/2017	2,600,000	2,866,500
Videotron Ltee
5.000%, 07/15/2022	1,125,000	1,192,500
6.375%, 12/15/2015	1,195,000	1,221,888
9.125%, 04/15/2018	1,985,000	2,163,650

		165,995,117
Consumer Staples - 1.2%
B&G Foods, Inc.
7.625%, 01/15/2018	2,922,000	3,168,544
Carriage Services, Inc.
7.875%, 01/15/2015	2,915,000	2,953,259
Susser Holdings LLC
8.500%, 05/15/2016	1,800,000	1,955,250

		8,077,053
Energy - 13.7%
Bristow Group, Inc.
7.500%, 09/15/2017	2,235,000	2,313,225
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	7,447,000	7,931,055
Crestwood Midstream Partners LP
7.750%, 04/01/2019	825,000	837,375
Denbury Resources, Inc.
6.375%, 08/15/2021	150,000	162,000
8.250%, 02/15/2020	4,014,000	4,555,890
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,375,000	1,443,750
El Paso Corp.
6.500%, 09/15/2020	440,000	500,212
6.950%, 06/01/2028	1,325,000	1,368,999
7.000%, 06/15/2017	5,022,000	5,744,932
7.250%, 06/01/2018	2,600,000	3,002,711
7.800%, 08/01/2031	1,425,000	1,675,593
8.050%, 10/15/2030	700,000	826,407
8.250%, 02/15/2016	400,000	439,519
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	206,416
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,662,250
Energy Transfer Equity LP
7.500%, 10/15/2020	5,640,000	6,486,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	2,650,000	2,703,000
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	508,750
8.000%, 09/01/2017	1,550,000	1,643,000
Hornbeck Offshore Services, Inc. (1.625%
Steps down to 1.375% on 11/15/2013)
1.625%, 11/15/2026	3,800,000	3,972,140
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	375,000	390,000
7.768%, 12/15/2037 (S)	3,950,000	3,900,625
9.625%, 06/01/2019 (S)	3,000,000	3,315,000

The accompanying notes are an integral part of the financial statements.	308

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Oil States International, Inc.
6.500%, 06/01/2019	$3,100,000	$3,293,750
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	3,005,000	1,585,138
PHI, Inc.
8.625%, 10/15/2018	5,075,000	5,252,625
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	2,525,000	2,474,500
5.625%, 04/15/2020 (S)	475,000	453,625
6.875%, 04/15/2040 (S)	5,795,000	5,215,500
7.500%, 07/15/2038 (S)	1,225,000	1,163,750
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	1,040,000
7.500%, 11/30/2016	11,320,000	12,112,400
7.500%, 11/30/2016 (S)	1,563,000	1,609,890
Teekay Corp.
8.500%, 01/15/2020	475,000	494,594

		90,284,621
Financials - 10.7%
Ally Financial, Inc.
5.500%, 02/15/2017	1,965,000	2,044,052
6.750%, 12/01/2014	725,000	781,188
8.000%, 03/15/2020 to 11/01/2031	3,750,000	4,429,375
8.300%, 02/12/2015	1,000,000	1,110,000
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,400,000	2,496,000
CIT Group, Inc.
4.250%, 08/15/2017	575,000	583,195
4.750%, 02/15/2015 (S)	3,350,000	3,484,000
5.000%, 05/15/2017	400,000	417,000
5.250%, 04/01/2014 (S)	3,650,000	3,791,438
5.250%, 03/15/2018	600,000	625,500
5.500%, 02/15/2019 (S)	1,425,000	1,485,563
DuPont Fabros Technology LP
8.500%, 12/15/2017	6,150,000	6,795,750
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	1,845,290
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	4,425,000	4,546,688
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	1,125,000	1,198,125
6.750%, 09/01/2016 (S)	1,250,000	1,393,750
7.125%, 09/01/2018 (S)	3,175,000	3,651,250
MPT Operating Partnership LP
6.375%, 02/15/2022	550,000	580,250
6.875%, 05/01/2021	2,325,000	2,528,438
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	687,375
5.875%, 03/15/2022 (S)	825,000	876,563
Nuveen Investments, Inc.
5.500%, 09/15/2015	8,489,000	7,682,545
10.500%, 11/15/2015	545,000	554,538
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024 (S)	225,000	239,625
6.750%, 10/15/2022	2,950,000	3,237,625
Oppenheimer Holdings, Inc.
8.750%, 04/15/2018	1,035,000	1,040,175
Sabra Health Care LP
8.125%, 11/01/2018	2,665,000	2,898,188
Springleaf Finance Corp.
5.400%, 12/01/2015	500,000	432,500
5.750%, 09/15/2016	1,650,000	1,386,000
6.500%, 09/15/2017	1,200,000	984,000
6.900%, 12/15/2017	3,800,000	3,125,500

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
USI Holdings Corp.
4.310%, 11/15/2014 (P)(S)	$750,000	$716,250
9.750%, 05/15/2015 (S)	3,000,000	3,045,000

		70,692,736
Health Care - 4.0%
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,382,969
Community Health Systems, Inc.
5.125%, 08/15/2018	450,000	464,063
7.125%, 07/15/2020	1,050,000	1,099,875
DaVita, Inc.
5.750%, 08/15/2022	675,000	702,000
Emergency Medical Services Corp.
8.125%, 06/01/2019	550,000	587,125
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,350,000	1,422,563
6.875%, 07/15/2017	700,000	798,000
HCA, Inc.
5.875%, 03/15/2022	125,000	132,969
6.500%, 02/15/2020	3,175,000	3,488,531
7.500%, 11/15/2095	1,000,000	823,750
8.500%, 04/15/2019	3,425,000	3,861,688
Health Management Associates, Inc.
6.125%, 04/15/2016	3,275,000	3,537,000
Healthsouth Corp.
7.250%, 10/01/2018	600,000	653,250
7.750%, 09/15/2022	500,000	546,250
Hologic, Inc.
6.250%, 08/01/2020 (S)	1,065,000	1,127,569
Mylan, Inc.
6.000%, 11/15/2018 (S)	1,275,000	1,364,250
7.625%, 07/15/2017 (S)	1,460,000	1,620,600
7.875%, 07/15/2020 (S)	825,000	932,250
PSS World Medical, Inc.
6.375%, 03/01/2022	300,000	317,250
Tenet Healthcare Corp.
10.000%, 05/01/2018	1,500,000	1,725,000

		26,586,952
Industrials - 3.6%
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	2,650,000	2,756,000
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,075,000	1,142,188
Corrections Corp. of America
7.750%, 06/01/2017	1,900,000	2,049,625
Covanta Holding Corp.
6.375%, 10/01/2022	837,000	915,480
Crown Americas LLC
6.250%, 02/01/2021	850,000	939,250
7.625%, 05/15/2017	700,000	752,500
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)	155,000	160,813
Interface, Inc.
7.625%, 12/01/2018	225,000	241,875
Iron Mountain, Inc.
5.750%, 08/15/2024	350,000	353,500
8.000%, 06/15/2020	3,150,000	3,366,563
8.375%, 08/15/2021	25,000	27,625
The Geo Group, Inc.
6.625%, 02/15/2021	1,200,000	1,273,500
7.750%, 10/15/2017	1,835,000	1,988,681
Titan International, Inc.
7.875%, 10/01/2017	450,000	471,375

The accompanying notes are an integral part of the financial statements.	309

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
TransDigm, Inc.
7.750%, 12/15/2018	$1,610,000	$1,793,138
UR Merger Sub Corp.
5.750%, 07/15/2018 (S)	4,900,000	5,181,750

		23,413,863
Information Technology - 5.4%
Aspect Software, Inc.
10.625%, 05/15/2017	400,000	416,000
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	925,000	992,063
Avaya, Inc.
9.750%, 11/01/2015	675,000	585,563
CDW LLC
12.535%, 10/12/2017	1,150,000	1,233,375
Equinix, Inc.
7.000%, 07/15/2021	75,000	84,188
8.125%, 03/01/2018	1,900,000	2,109,000
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	350,000	364,000
7.625%, 07/15/2017	1,700,000	1,870,000
7.875%, 07/15/2020	2,825,000	3,164,000
First Data Corp.
7.375%, 06/15/2019 (S)	300,000	309,750
11.250%, 03/31/2016	6,360,000	6,105,600
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)	675,000	690,188
Seagate HDD Cayman
6.875%, 05/01/2020	425,000	450,500
7.000%, 11/01/2021	500,000	535,000
7.750%, 12/15/2018	2,575,000	2,826,063
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	964,688
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,656,000
7.375%, 11/15/2018	1,150,000	1,221,875
7.625%, 11/15/2020	325,000	348,563
10.250%, 08/15/2015	9,626,000	9,854,618

		35,781,034
Materials - 1.9%
Ball Corp.
5.000%, 03/15/2022	425,000	446,250
6.750%, 09/15/2020	155,000	171,275
Celanese US Holdings LLC
6.625%, 10/15/2018	1,625,000	1,791,563
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,106,250
Koppers, Inc.
7.875%, 12/01/2019	100,000	109,250
Novelis, Inc.
8.375%, 12/15/2017	700,000	773,500
8.750%, 12/15/2020	3,150,000	3,520,125
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,767,000
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,400,000	2,493,000
Tronox Finance LLC
6.375%, 08/15/2020 (S)	475,000	479,750

		12,657,963
Telecommunication Services - 10.9%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	5,175,000	5,563,125
Cricket Communications, Inc.
7.750%, 05/15/2016	6,450,000	6,804,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Crown Castle International Corp.
7.125%, 11/01/2019	$1,725,000	$1,875,938
9.000%, 01/15/2015	625,000	675,781
GCI, Inc.
6.750%, 06/01/2021	650,000	637,000
8.625%, 11/15/2019	5,550,000	5,980,125
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020	4,625,000	4,983,875
7.250%, 10/15/2020 (S)	1,075,000	1,158,313
7.500%, 04/01/2021	1,050,000	1,139,250
11.250%, 06/15/2016	4,852,000	5,106,730
Intelsat Luxembourg SA, PIK
11.500%, 02/04/2017	750,000	787,500
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	2,125,000	2,199,375
7.875%, 09/01/2018	1,700,000	1,827,500
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	200,000	209,000
8.250%, 08/15/2019	683,000	758,130
Sprint Capital Corp.
6.875%, 11/15/2028	6,580,000	5,954,900
8.750%, 03/15/2032	14,640,000	14,786,400
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	450,000	531,000
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,419,520
Telesat Canada
6.000%, 05/15/2017 (S)	925,000	962,000
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	2,925,000	3,246,750

		71,606,962
Utilities - 6.9%
AmeriGas Finance LLC
6.750%, 05/20/2020	2,425,000	2,582,625
7.000%, 05/20/2022	650,000	693,875
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	648,750
Calpine Corp.
7.250%, 10/15/2017 (S)	6,901,000	7,384,070
DPL, Inc.
6.500%, 10/15/2016 (S)	1,175,000	1,292,500
7.250%, 10/15/2021 (S)	4,625,000	5,272,500
Ferrellgas LP
9.125%, 10/01/2017	4,100,000	4,397,250
Ferrellgas Partners LP
8.625%, 06/15/2020	1,274,000	1,242,150
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	100,000	104,250
7.250%, 04/01/2016 (S)	4,420,000	4,950,400
NRG Energy, Inc.
7.375%, 01/15/2017	9,197,000	9,564,880
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	2,167,500
Suburban Propane Partners LP
7.375%, 03/15/2020	2,700,000	2,862,000
7.375%, 08/01/2021 (S)	649,000	684,695
7.500%, 10/01/2018 (S)	1,182,000	1,273,605

		45,121,050

TOTAL CORPORATE BONDS (Cost $519,347,967)		$550,217,351

The accompanying notes are an integral part of the financial statements.	310

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Emigrant Capital Trust I
3.027%, 12/10/2033 (P)(S)	$2,450,000	$1,184,624

TOTAL CAPITAL PREFERRED SECURITIES (Cost $976,494) $		$1,184,624

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)	2,055,000	2,008,763

TOTAL CONVERTIBLE BONDS (Cost $2,012,673)		$2,008,763

TERM LOANS (M) - 11.6%
Consumer Discretionary - 5.5%
Advantage Sales & Marketing LLC
9.250%, 06/17/2018	600,000	595,500
Allison Transmission, Inc.
2.740%, 08/07/2014	1,357,447	1,279,059
- 08/30/2019 (T)	1,100,000	1,096,425
CCM Merger, Inc.
6.000%, 03/01/2017	3,366,832	3,340,176
CCO Holdings LLC
2.732%, 09/05/2014	4,900,000	4,879,175
Coinmach Service Corp.
3.330%, 11/14/2014	3,903,212	3,761,721
Federal-Mogul Corp.
2.177%, 12/27/2014	2,472,450	2,356,245
2.177%, 12/27/2015	2,528,011	2,409,195
Focus Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,410,500
Gray Television, Inc.
3.750%, 12/31/2014	2,545,100	2,531,101
HHI Holdings LLC
7.002%, 03/21/2017	790,004	791,979
KAR Auction Services, Inc.
5.000%, 05/19/2017	1,784,561	1,782,330
Local TV Finance LLC
4.240%, 05/07/2015	3,358,525	3,331,237
Nexstar Broadcasting, Inc.
5.000%, 09/30/2016	717,391	715,598
Pep Boys-Manny Moe & Jack
2.330%, 10/28/2013	230,869	229,859
Regal Cinemas Corp.
3.278%, 08/23/2017	197,000	196,815
The Goodyear Tire & Rubber Company
4.750%, 04/30/2019	2,250,000	2,241,563
United Surgical Partners International, Inc.
6.000%, 04/03/2019	1,546,125	1,543,548
Web Service Company LLC
7.000%, 08/28/2014	1,680,720	1,672,316

		36,164,342
Consumer Staples - 0.3%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	1,964,574	1,942,881
Energy - 0.1%
Energy Transfer Equity LP
3.750%, 03/23/2017	775,000	764,828
Financials - 1.4%
Capital Automotive LP
5.250%, 03/11/2017	3,605,342	3,614,356
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,400,000	3,275,536
Swett & Crawford
2.482%, 04/03/2014	382,538	355,761

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Swett & Crawford (continued)
5.732%, 10/03/2014	$2,650,000	$1,894,750

		9,140,403
Information Technology - 0.6%
First Data Corp.
2.987%, 09/24/2014	3,660,018	3,608,039
TowerCo Finance LLC
4.500%, 02/02/2017	246,382	246,382

		3,854,421
Materials - 0.1%
Chemtura Corp.
5.500%, 08/27/2016	750,000	752,110
Telecommunication Services - 1.2%
Crown Castle Operating Company
4.000%, 01/31/2019	199,000	198,683
Fairpoint Communications, Inc.
6.500%, 01/24/2016	3,172,254	2,791,293
Level 3 Financing, Inc.
4.750%, 02/01/2016	4,600,000	4,607,668
Mission Broadcasting, Inc.
5.000%, 09/30/2016	458,640	457,493

		8,055,137
Utilities - 2.4%
Texas Competitive Electric
Holdings Company LLC
3.769%, 10/10/2014	21,304,267	15,658,614
4.769%, 10/10/2017	375,000	253,542

		15,912,156

TOTAL TERM LOANS (Cost $77,291,038)		$76,586,278

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$33,750

TOTAL COMMON STOCKS (Cost $750,000)		$33,750

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$22,860
Tropicana Las Vegas Resort & Casino LLC (I)	840	15,120

		37,980
Financials - 0.2%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	36,000	893,520

TOTAL PREFERRED SECURITIES (Cost $1,111,000)		$931,500

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	17,798,362	17,798,362

The accompanying notes are an integral part of the financial statements.	311

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.0%
Repurchase Agreement with State Street Bank
dated 08/31/2012 at 0.010% to be
repurchased at $233,396 on 09/04/2012,
collateralized by $215,300 U.S. Treasury
Bonds, 3.125% due 11/15/2041 (valued at
$235,955, including interest)	$233,396	$233,396

TOTAL SHORT-TERM INVESTMENTS (Cost $18,031,758)		$18,031,758

Total Investments (U.S. High Yield Bond Fund)
(Cost $619,520,930) - 98.5%		$648,994,024
Other assets and liabilities, net - 1.5%		$10,182,669

TOTAL NET ASSETS - 100.0%		659,176,693

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.2%
Consumer Discretionary - 12.5%
Automobiles - 1.2%
Harley-Davidson, Inc.	42,548	$1,785,314
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	55,521	2,884,316
Household Durables - 6.3%
Mohawk Industries, Inc. (I)	59,476	4,285,246
Newell Rubbermaid, Inc.	275,917	4,947,192

		9,232,438
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	21,685	1,542,237
Staples, Inc.	252,552	2,757,868

		4,300,105

		18,202,173
Consumer Staples - 5.8%
Food & Staples Retailing - 2.1%
Safeway, Inc.	76,172	1,192,092
Sysco Corp.	59,906	1,815,152

		3,007,244
Food Products - 2.7%
ConAgra Foods, Inc.	158,749	3,986,187
Personal Products - 1.0%
Avon Products, Inc.	93,859	1,450,122

		8,443,553
Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Murphy Oil Corp.	50,068	2,569,990
Newfield Exploration Company (I)	24,799	809,191
Pioneer Natural Resources Company	22,826	2,222,339
The Williams Companies, Inc.	102,539	3,308,934
WPX Energy, Inc. (I)	49,756	776,194

		9,686,648

		9,686,648
Financials - 19.4%
Capital Markets - 2.8%
Northern Trust Corp.	72,376	3,361,141

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Charles Schwab Corp.	52,685	$710,721

		4,071,862
Commercial Banks - 6.9%
BB&T Corp.	112,544	3,549,638
Comerica, Inc.	92,368	2,836,621
Wintrust Financial Corp.	97,500	3,647,475

		10,033,734
Insurance - 7.8%
ACE, Ltd.	52,835	3,895,525
Marsh & McLennan Companies, Inc.	120,485	4,116,972
Willis Group Holdings PLC	85,352	3,185,337

		11,197,834
Real Estate Investment Trusts - 1.9%
Weingarten Realty Investors	99,500	2,779,035

		28,082,465
Health Care - 6.6%
Health Care Providers & Services - 5.6%
Brookdale Senior Living, Inc. (I)	186,916	4,061,685
HealthSouth Corp.	174,890	4,004,981

		8,066,666
Life Sciences Tools & Services - 1.0%
PerkinElmer, Inc.	54,727	1,494,047

		9,560,713
Industrials - 8.6%
Construction & Engineering - 0.3%
Foster Wheeler AG (I)	20,207	442,533
Electrical Equipment - 2.4%
The Babcock & Wilcox Company (I)	136,769	3,374,091
Machinery - 4.9%
Ingersoll-Rand PLC	47,752	2,232,884
Snap-on, Inc.	70,729	4,910,005

		7,142,889
Road & Rail - 1.0%
Swift Transportation Company (I)	182,389	1,486,470

		12,445,983
Information Technology - 13.6%
Communications Equipment - 1.5%
Juniper Networks, Inc. (I)	126,587	2,207,677
Computers & Peripherals - 2.0%
Diebold, Inc.	87,406	2,847,687
Electronic Equipment, Instruments & Components - 1.9%
Flextronics International, Ltd. (I)	422,832	2,845,659
IT Services - 3.2%
Fidelity National Information Services, Inc.	146,899	4,627,319
Office Electronics - 2.7%
Zebra Technologies Corp., Class A (I)	105,791	3,944,946
Software - 2.3%
BMC Software, Inc. (I)	79,344	3,284,842

		19,758,130
Materials - 6.8%
Chemicals - 2.1%
W.R. Grace & Company (I)	52,122	3,010,567
Containers & Packaging - 4.7%
Sealed Air Corp.	268,132	3,826,244

The accompanying notes are an integral part of the financial statements.	312

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Sonoco Products Company	100,874	$3,085,736

		6,911,980

		9,922,547
Telecommunication Services - 4.1%
Diversified Telecommunication Services - 4.1%
tw telecom, Inc. (I)	236,433	5,946,290
Utilities - 6.1%
Electric Utilities - 3.4%
Edison International	113,261	4,959,699
Multi-Utilities - 2.7%
CenterPoint Energy, Inc.	133,258	2,717,131
Wisconsin Energy Corp.	32,155	1,220,604

		3,937,735

		8,897,434

TOTAL COMMON STOCKS (Cost $100,490,331)		$130,945,936

PREFERRED SECURITIES - 1.7%
Financials - 0.5%
Health Care REIT, Inc., 6.500%	11,919	661,505
Health Care - 1.2%
HealthSouth Corp., 6.500%	1,614	1,728,998

TOTAL PREFERRED SECURITIES (Cost $2,000,323)		$2,390,503

CONVERTIBLE BONDS - 1.3%
Health Care - 1.3%
Brookdale Senior Living, Inc.,
2.750%, 6/15/2018	$1,814,000	$1,927,375

TOTAL CONVERTIBLE BONDS (Cost $1,666,677)		$1,927,375

SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%
State Street Institutional Liquid Reserves
Fund, 0.1924% (Y)	10,518,019	10,518,019

TOTAL SHORT-TERM INVESTMENTS (Cost $10,518,019)		10,518,019

Total Investments (Value Fund) (Cost $114,675,350) - 100.5%		$145,781,833
Other assets and liabilities, net - (0.5%)		$(661,522)

TOTAL NET ASSETS - 100.0%		$145,120,311

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli New Shekels
INR	- Indian Rupee
JPY	- Japanese Yen

KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security).
Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
USGG	- U.S. Generic Government Yield Index
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of August 31, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to
Financial Statements.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt
from registration.
(T)	This position represents an unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 11 of the Notes to
Financial Statements.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
August 31, 2012.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.	313

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	314

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Certain Funds had the following country concentration as a percentage of total net assets on 8-31-12:

Capital Appreciation Fund
United States	88.2%
China	2.4%
Denmark	2.0%
Spain	1.9%
United Kingdom	1.7%
Ireland	1.6%
Canada	1.3%
Singapore	0.9%

Capital Appreciation Value Fund
United States	92.1%
Luxembourg	1.7%
Switzerland	1.6%
Canada	1.3%
Ireland	1.2%
United Kingdom	1.0%
Cayman Islands	0.5%
Germany	0.4%
Japan	0.1%
Netherlands	0.1%

Fundamental Value Fund
United States	81.4%
Canada	5.4%
Switzerland	4.7%
United Kingdom	3.3%
Hong Kong	2.8%
Netherlands	1.3%
Mexico	0.4%
Brazil	0.3%
Bermuda	0.2%
China	0.2%

High Income Fund
United States	87.1%
Canada	5.0%
Luxembourg	3.2%
United Kingdom	1.6%
Jamaica	0.8%
Australia	0.6%
Austria	0.5%
Russia	0.4%
Brazil	0.3%
Spain	0.3%
Argentina	0.2%

High Yield Fund
United States	75.4%
Luxembourg	4.0%
Netherlands	3.1%
United Kingdom	2.3%
Australia	1.7%
Ireland	1.7%
France	1.5%
Argentina	1.2%
Germany	1.2%
Brazil	1.1%
Other Countries	6.8%

Mutual Shares Fund
United States	78.2%
United Kingdom	10.5%
Germany	2.7%
Switzerland	2.5%
France	1.7%
Canada	1.5%
Denmark	1.0%
Other Countries	1.9%

Spectrum Income Fund
United States	73.8%
Japan	2.4%
United Kingdom	2.2%
Brazil	1.6%
Germany	1.6%
Canada	1.5%
Luxembourg	1.5%
Netherlands	1.3%
Mexico	1.3%
Turkey	1.1%
Other Countries	11.7%

Total Return Fund
United States	67.2%
Mexico	10.1%
Japan	6.7%
United Kingdom	3.0%
Canada	2.9%
Italy	2.3%
Cayman Islands	1.5%
France	1.1%
Luxembourg	0.8%
Virgin Islands	0.7%
Other Countries	3.7%

The accompanying notes are an integral part of the financial statements.	315

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

A Fund had the following industry distribution as a percentage of total net assets on 8-31-12:

Global Real Estate Fund
Retail REITs	24.7%
Diversified REITs	13.6%
Real Estate Management & Development	13.5%
Specialized REITs	12.7%
Office REITs	11.6%
Residential REITs	10.6%
Real Estate Operating Companies	8.1%
Real Estate Development	1.7%
Industrial REITs	1.6%
Marine Ports & Services	0.1%
Short-Term Investments & Other	1.8%

A Fund had the following sector distribution as a percentage of total investments on 8-31-12:

Global Bond Fund
Financials	28.6%
Foreign Government	25.9%
U.S. Government Agency	14.9%
Collateralized Mortgage Obligations	14.0%
U.S. Government	4.6%
Municipal Bonds	3.3%
Asset Backed Securities	2.0%
Consumer Discretionary	1.3%
Energy	0.9%
Consumer Staples	0.3%
Materials	0.3%
Information Technology	0.2%
Health Care	0.2%
Telecommunication Services	0.2%
Industrials	0.1%
Short-Term Investments	3.2%

The accompanying notes are an integral part of the financial statements.	316

John Hancock Funds II

Portfolio of Investments — August 31, 2012 (showing percentage of total net assets)

Certain Funds had the following sector distribution as a percentage of total net assets on 8-31-12:

Emerging Markets Debt Fund
Financials	20.5%
Foreign Government	12.5%
Energy	10.9%
Materials	10.9%
Consumer Discretionary	8.1%
Utilities	7.9%
Industrials	7.2%
Telecommunication Services	6.5%
Consumer Staples	4.8%
Government Bonds	1.3%
Short-Term Investments & Other	9.4%

International Growth Opportunities Fund
Consumer Discretionary	19.9%
Information Technology	18.7%
Financials	18.3%
Industrials	14.7%
Materials	10.9%
Consumer Staples	8.4%
Energy	4.2%
Health Care	3.5%
Short-Term Investments & Other	1.4%

International Growth Stock Fund
Consumer Discretionary	23.6%
Information Technology	11.0%
Consumer Staples	10.5%
Industrials	9.8%
Health Care	9.5%
Energy	9.1%
Financials	8.4%
Materials	4.6%
Telecommunication Services	2.5%
Utilities	0.9%
Short-Term Investments & Other	10.1%

International Opportunities Fund
Consumer Discretionary	23.6%
Information Technology	11.0%
Consumer Staples	10.5%
Industrials	9.8%
Health Care	9.4%
Energy	9.1%
Financials	8.4%
Materials	4.6%
Telecommunication Services	2.5%
Utilities	0.9%
Short-Term Investments & Other	10.2%

International Small Cap Fund
Consumer Discretionary	32.6%
Industrials	18.4%
Financials	11.4%
Information Technology	10.5%
Consumer Staples	6.7%
Energy	5.7%
Materials	3.8%
Health Care	3.2%
Utilities	1.2%
Short-Term Investments & Other	6.5%

International Small Company Fund
Industrials	24.0%
Consumer Discretionary	19.7%
Financials	13.5%
Materials	11.3%
Information Technology	9.8%
Consumer Staples	6.1%
Energy	6.0%
Health Care	5.7%
Utilities	2.1%
Telecommunication Services	1.4%
Short-Term Investments & Other	0.4%

International Value Fund
Financials	29.8%
Energy	12.4%
Health Care	10.8%
Telecommunication Services	10.5%
Industrials	10.1%
Information Technology	8.4%
Consumer Discretionary	5.4%
Materials	4.4%
Consumer Staples	3.6%
Utilities	1.4%
Short-Term Investments & Other	3.2%

The accompanying notes are an integral part of the financial statements.	317

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

				Alpha
	Active	All Cap	All Cap	Opportunities
Assets	Bond Fund	Core Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$1,754,095,886	$529,712,689	$776,079,310	$1,154,976,372
Investments in affiliated issuers, at value	5,039,867	47,629,123	42,979,371	134,303,488
Repurchase agreements, at value	1,500,000	—	8,100,000	47,100,000
Total investments, at value	1,760,635,753	577,341,812	827,158,681	1,336,379,860
Cash	3,938,560	—	19,206	80,937
Foreign currency, at value	19,513	—	—	—
Cash held at broker for futures contracts	—	357,061	—	—
Receivable for investments sold	9,289,692	—	6,644,620	20,650,462
Receivable for delayed delivery securities sold	43,304,047	—	—	—
Receivable for fund shares sold	155,360	—	—	—
Dividends and interest receivable	14,084,841	987,761	1,457,328	1,813,993
Receivable for securities lending income	4,206	51,396	12,291	184,409
Receivable for futures variation margin	—	49,988	—	—
Other assets	739	—	484	1,089
Total assets	1,831,432,711	578,788,018	835,292,610	1,359,110,750

Liabilities

Payable for investments purchased	10,192,917	—	8,384,223	17,773,683
Payable for delayed delivery securities purchased	173,874,058	—	—	—
Payable for fund shares repurchased	1,263,778	1,499,701	606,092	1,972,847
Payable upon return of securities loaned	5,039,788	47,631,649	42,986,490	134,310,660
Payable to affiliates
Accounting and legal services fees	34,367	12,286	16,934	28,035
Trustees’ fees	75	25	36	57
Other liabilities and accrued expenses	109,688	49,669	60,865	93,437
Total liabilities	190,514,671	49,193,330	52,054,640	154,178,719

Net assets

Paid-in capital	$1,554,001,112	$611,228,626	$717,788,608	$1,136,501,994
Undistributed net investment income (loss)	10,052,448	4,416,453	4,225,885	6,228,300
Accumulated undistributed net realized gain (loss) on investments	3,086,601	(161,173,028)	(18,389,369)	9,605,572
Net unrealized appreciation (depreciation) on investments	73,777,879	75,122,637	79,612,846	52,596,165
Net assets	$1,640,918,040	$529,594,688	$783,237,970	$1,204,932,031
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,681,813,203	$454,650,562	$704,580,090	$1,149,483,288
Investments in affiliated issuers, at cost	$5,039,519	$47,618,601	$42,965,745	$134,299,982
Foreign currency, at cost	$23,215	—	—	—
Securities loaned, unaffiliated issuers, at value	$4,830,389	$46,568,909	$42,225,438	$131,305,318

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$65,176,653	—	$98,910,406	—
Shares outstanding	6,221,208	—	9,032,403	—
Net asset value, offering price and redemption price per share	$10.48	—	$10.95	—

Class NAV
Net assets	$1,575,741,387	$529,594,688	$684,327,564	$1,204,932,031
Shares outstanding	150,520,430	54,722,805	62,825,342	113,073,952
Net asset value, offering price and redemption price per share	$10.47	$9.68	$10.89	$10.66

The accompanying notes are an integral part of the financial statements.	318

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core
Assets	Growth Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$2,149,411,374	$1,854,904,336	$1,984,463,304	$682,937,469
Investments in affiliated issuers, at value	112,985,912	125,607,377	22,176,058	—
Repurchase agreements, at value	—	—	393,772	—
Total investments, at value	2,262,397,286	1,980,511,713	2,007,033,134	682,937,469
Receivable for investments sold	21,676,423	—	4,690,559	3,211,485
Receivable for delayed delivery securities sold	—	—	—	110,060,907
Receivable for fund shares sold	—	57,095	—	—
Dividends and interest receivable	1,694,173	1,131,243	6,306,700	2,857,652
Receivable for securities lending income	36,020	50,060	4,939	—
Other assets	67	79	1,309	302
Total assets	2,285,803,969	1,981,750,190	2,018,036,641	799,067,815

Liabilities

Due to custodian	—	—	—	1,120,666
Payable for investments purchased	914,106	711,865	28,273,241	8,020,776
Payable for delayed delivery securities purchased	—	—	—	154,969,637
Payable for fund shares repurchased	6,739,023	5,928,793	3,244,354	47,225
Payable upon return of securities loaned	113,018,519	125,612,221	22,149,965	—
Written options, at value	—	—	11,164,740	—
Payable to affiliates
Accounting and legal services fees	47,647	39,785	37,947	14,320
Trustees’ fees	99	85	87	29
Other liabilities and accrued expenses	77,525	83,347	129,024	77,641
Total liabilities	120,796,919	132,376,096	64,999,358	164,250,294

Net assets

Paid-in capital	$1,592,492,219	$1,399,263,705	$1,750,418,835	$599,184,204
Undistributed net investment income (loss)	1,319,364	1,515,046	17,291,522	2,736,314
Accumulated undistributed net realized gain (loss) on investments	(291,233,089)	(102,082,334)	43,132,669	15,906,070
Net unrealized appreciation (depreciation) on investments	862,428,556	550,677,677	142,194,257	16,990,933
Net assets	$2,165,007,050	$1,849,374,094	$1,953,037,283	$634,817,521
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,287,007,489	$1,304,268,208	$1,838,836,659	$665,946,536
Investments in affiliated issuers, at cost	$112,961,243	$125,565,776	$22,171,012	—
Premiums received on written options	—	—	$7,333,280	—
Securities loaned, unaffiliated issuers, at value	$110,656,875	$123,691,161	$21,784,306	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$606,395,203	$439,036,338	—	$76,212,671
Shares outstanding	25,175,845	34,101,035	—	5,587,361
Net asset value, offering price and redemption price per share	$24.09	$12.87	—	$13.64

Class NAV
Net assets	$1,558,611,847	$1,410,337,756	$1,953,037,283	$558,604,850
Shares outstanding	64,753,886	109,444,611	173,995,210	41,001,522
Net asset value, offering price and redemption price per share	$24.07	$12.89	$11.22	$13.62

The accompanying notes are an integral part of the financial statements.	319

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

	Core
	Diversified	Core	Core
	Growth &	Fundamental	Global	Emerging
	Income	Holdings	Diversification	Markets
Assets	Portfolio	Portfolio	Portfolio	Debt Fund

Investments in unaffiliated issuers, at value	$19,615,763	$9,137,917	$20,529,231	$14,216,164
Investments in affiliated issuers, at value	13,069,939	6,088,820	13,692,997	—
Repurchase agreements, at value	—	—	—	500,000
Total investments, at value	32,685,702	15,226,737	34,222,228	14,716,164
Cash	3,925	10,360	6,103	567,394
Foreign currency, at value	—	—	—	39
Receivable for investments sold	—	—	—	457,486
Receivable for forward foreign currency exchange contracts	—	—	—	44,109
Receivable for fund shares sold	18,947	19,251	113,896	—
Dividends and interest receivable	4,342	2,014	6,172	289,006
Receivable due from adviser	1,722	1,846	1,811	—
Other assets	40	9	44	223
Total assets	32,714,678	15,260,217	34,350,254	16,074,421

Liabilities

Payable for investments purchased	18,616	19,097	113,550	198,682
Payable for forward foreign currency exchange contracts	—	—	—	40,790
Distributions payable	—	—	—	71,369
Payable to affiliates
Accounting and legal services fees	699	323	734	339
Transfer agent fees	—	—	—	2,369
Trustees’ fees	1	—	2	—
Investment management fees	—	—	—	3,672
Other liabilities and accrued expenses	28,934	28,914	29,035	68,732
Total liabilities	48,250	48,334	143,321	385,953

Net assets

Paid-in capital	$27,456,473	$12,959,176	$31,750,656	$14,990,987
Undistributed net investment income (loss)	169,966	75,342	150,813	(81,512)
Accumulated undistributed net realized gain (loss) on investments	1,528,061	520,040	428,750	258,569
Net unrealized appreciation (depreciation) on investments	3,511,928	1,657,325	1,876,714	520,424
Net assets	$32,666,428	$15,211,883	$34,206,933	$15,688,468
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$16,320,028	$7,573,891	$18,863,665	$14,198,852
Investments in affiliated issuers, at cost	$12,853,746	$5,995,521	$13,481,849	—
Foreign currency, at cost	—	—	—	$39

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	—	—	$12,550,425
Shares outstanding	—	—	—	1,200,000
Net asset value and redemption price per share	—	—	—	$10.46

Class I
Net assets	—	—	—	$3,138,043
Shares outstanding	—	—	—	300,000
Net asset value, offering price and redemption price per share	—	—	—	$10.46

Class 1
Net assets	$32,666,428	$15,211,883	$34,206,933	—
Shares outstanding	3,219,059	1,530,630	3,610,872	—
Net asset value, offering price and redemption price per share	$10.15	$9.94	$9.47	—

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95.5%)	—	—	—	$10.95[1]

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	320

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

		Fundamental
		Global
	Equity-Income	Franchise	Fundamental	Global
Assets	Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$1,536,416,213	$368,264,511	$1,047,049,366	$939,850,443
Investments in affiliated issuers, at value	193,175,620	—	39,287,935	—
Repurchase agreements, at value	—	500,000	—	5,900,000
Total investments, at value	1,729,591,833	368,764,511	1,086,337,301	945,750,443
Cash	—	2,455,153	1,589	146,629
Foreign currency, at value	2	—	—	1,826,583
Cash collateral for swap contracts	—	—	—	22,000
Receivable for investments sold	4,059,013	—	697,893	10,444,343
Receivable for delayed delivery securities sold	—	—	—	163,234,645
Receivable for forward foreign currency exchange contracts	—	—	—	7,931,032
Receivable for fund shares sold	3,281	232	27,016	253,423
Dividends and interest receivable	5,749,610	258,977	1,407,959	7,616,155
Receivable for securities lending income	95,629	—	21,012	—
Swap contracts, at value	—	—	—	7,242,549
Other assets	850	18,383	1,253	245,162
Total assets	1,739,500,218	371,497,256	1,088,494,023	1,144,712,964

Liabilities

Payable for collateral held by Portfolio	—	—	—	11,040,000
Payable for foreign currency collateral for swap contracts	—	—	—	504,784
Payable for investments purchased	5,601,651	—	4,015	13,952,812
Payable for delayed delivery securities purchased	—	—	—	259,363,899
Payable for forward foreign currency exchange contracts	—	—	—	6,224,306
Payable for sale-buybacks	—	—	—	100,680,594
Payable for fund shares repurchased	1,225,545	—	565,197	644,101
Payable upon return of securities loaned	193,157,416	—	39,298,924	—
Written options, at value	—	—	—	3,292,427
Swap contracts, at value	—	—	—	2,519,495
Payable for futures variation margin	—	—	—	92,394
Payable to affiliates
Accounting and legal services fees	33,100	7,108	25,880	17,734
Transfer agent fees	—	28	—	—
Trustees’ fees	71	15	49	35
Investment management fees	—	12,623	—	—
Other liabilities and accrued expenses	74,142	97,531	78,970	183,277
Total liabilities	200,091,925	117,305	39,973,035	398,515,858

Net assets

Paid-in capital	$1,462,295,667	$353,968,169	$1,045,875,775	$739,422,135
Undistributed net investment income (loss)	30,600,338	1,547,409	7,560,289	19,538,205
Accumulated undistributed net realized gain (loss) on investments	(149,208,237)	(494,751)	(272,235,708)	(23,713,654)
Net unrealized appreciation (depreciation) on investments	195,720,525	16,359,124	267,320,632	10,950,420
Net assets	$1,539,408,293	$371,379,951	$1,048,520,988	$746,197,106
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,340,691,763	$352,407,446	$779,723,227	$939,755,207
Investments in affiliated issuers, at cost	$193,179,864	—	$39,278,396	—
Foreign currency, at cost	$2	—	—	$1,839,880
Foreign currency collateral for swap contracts, at cost	—	—	—	($504,784)
Premiums received on written options	—	—	—	$2,603,355
Net unamortized upfront payment on swaps	—	—	—	$242,349
Securities loaned, unaffiliated issuers, at value	$189,023,466	—	$38,179,307	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	$105,466	—	—
Shares outstanding	—	10,000	—	—
Net asset value and redemption price per share	—	$10.55	—	—

Class I
Net assets	—	$105,533	—	—
Shares outstanding	—	10,000	—	—
Net asset value, offering price and redemption price per share	—	$10.55	—	—

Class 1
Net assets	$285,600,637	—	—	$91,834,461
Shares outstanding	18,324,317	—	—	7,158,592
Net asset value, offering price and redemption price per share	$15.59	—	—	$12.83

Class NAV
Net assets	$1,253,807,656	$371,168,952	$1,048,520,988	$654,362,645
Shares outstanding	80,505,709	35,159,824	66,765,021	51,109,151
Net asset value, offering price and redemption price per share	$15.57	$10.56	$15.70	$12.80

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	—	$11.11[1]	—	—

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	321

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

	Global Real	Health Sciences	Heritage	High Income
Assets	Estate Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$487,760,774	$482,283,153	$132,228,827	$375,381,865
Investments in affiliated issuers, at value	5,598,819	—	26,172,056	13,732,030
Repurchase agreements, at value	5,500,000	—	—	4,276,000
Total investments, at value	498,859,593	482,283,153	158,400,883	393,389,895
Cash	11,397	—	—	7,225,563
Foreign currency, at value	3,550,224	—	—	431,141
Receivable for investments sold	4,257,940	120,678	597,891	2,216,946
Receivable for forward foreign currency exchange contracts	—	—	—	13,626
Receivable for fund shares sold	—	—	—	57,930
Dividends and interest receivable	960,066	326,213	30,760	6,255,374
Receivable for securities lending income	5,434	—	6,131	—
Other assets	149	415	64	26
Total assets	507,644,803	482,730,459	159,035,729	409,590,501

Liabilities

Foreign capital gains tax payable	—	7,441	—	—
Payable for investments purchased	4,605,257	1,278,539	787,182	3,213,202
Payable for forward foreign currency exchange contracts	—	—	1,078	431,000
Payable for fund shares repurchased	469,477	1,156,297	389,009	—
Payable upon return of securities loaned	5,598,311	—	26,165,619	—
Written options, at value	—	4,545,837	—	—
Payable to affiliates
Accounting and legal services fees	11,013	9,325	3,218	8,541
Trustees’ fees	24	22	16	19
Other liabilities and accrued expenses	109,917	80,447	43,969	83,086
Total liabilities	10,793,999	7,077,908	27,390,091	3,735,848

Net assets

Paid-in capital	$672,966,154	$368,775,076	$88,364,707	$482,006,352
Undistributed net investment income (loss)	(8,861,643)	(891,144)	(170,436)	5,079,951
Accumulated undistributed net realized gain (loss) on investments	(276,249,174)	12,250,538	8,294,500	(68,625,046)
Net unrealized appreciation (depreciation) on investments	108,995,467	95,518,081	35,156,867	(12,606,604)
Net assets	$496,850,804	$475,652,551	$131,645,638	$405,854,653
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$384,275,147	$388,344,373	$97,081,054	$386,711,473
Investments in affiliated issuers, at cost	$5,594,289	—	$26,161,884	$18,881,865
Foreign currency, at cost	$3,545,834	—	—	$420,192
Premiums received on written options	—	$6,134,358	—	—
Securities loaned, unaffiliated issuers, at value	$5,468,742	—	$25,761,865	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class NAV
Net assets	$496,850,804	$475,652,551	$131,645,638	$405,854,653
Shares outstanding	62,664,949	34,707,765	17,148,206	53,401,609
Net asset value, offering price and redemption price per share	$7.93	$13.70	$7.68	$7.60

The accompanying notes are an integral part of the financial statements.	322

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

		International
		Growth	International	International
	High Yield	Opportunities	Growth Stock	Opportunities
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$887,047,910	$487,087,018	$425,507,880	$122,226,332
Investments in affiliated issuers, at value	16,974,698	—	—	—
Repurchase agreements, at value	21,300,000	—	—	—
Total investments, at value	925,322,608	487,087,018	425,507,880	122,226,332
Cash	2,013,611	—	—	—
Foreign currency, at value	5,164,536	4,911,953	445,647	227,493
Receivable for investments sold	1,663,353	36,505	2,303,512	658,807
Receivable for fund shares sold	150,793	—	—	—
Dividends and interest receivable	18,866,336	867,650	818,395	420,017
Receivable for securities lending income	20,388	—	—	—
Swap contracts, at value	115,806	—	—	—
Other assets	423	10,092	289	—
Total assets	953,317,854	492,913,218	429,075,723	123,532,649

Liabilities

Payable for investments purchased	3,147,440	2,258,428	1,017,364	299,655
Payable for forward foreign currency exchange contracts	478,233	—	—	—
Payable for fund shares repurchased	635,613	—	177,206	126,854
Payable upon return of securities loaned	16,972,974	—	—	—
Written options, at value	436,223	—	—	—
Swap contracts, at value	77,760	—	—	—
Payable to affiliates
Accounting and legal services fees	21,361	7,181	8,566	3,861
Trustees’ fees	44	259	20	8
Other liabilities and accrued expenses	101,297	125,040	120,831	59,901
Total liabilities	21,870,945	2,390,908	1,323,987	490,279

Net assets

Paid-in capital	$1,218,070,545	$477,771,610	$413,913,658	$257,275,381
Undistributed net investment income (loss)	15,841,473	479,511	4,063,158	(13,437)
Accumulated undistributed net realized gain (loss) on investments	(299,155,543)	221,819	(14,699,806)	(144,341,514)
Net unrealized appreciation (depreciation) on investments	(3,309,566)	12,049,370	24,474,726	10,121,940
Net assets	$931,446,909	$490,522,310	$427,751,736	$123,042,370
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$910,823,137	$475,039,800	$401,028,281	$112,090,597
Investments in affiliated issuers, at cost	$16,973,970	—	—	—
Foreign currency, at cost	$5,165,725	$4,906,762	$444,931	$226,855
Premiums received on written options	$1,114,941	—	—	—
Net unamortized upfront payment on swaps	$1,079,903	—	—	—
Securities loaned, unaffiliated issuers, at value	$16,182,515	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$366,585,837	—	—	$58,241,687
Shares outstanding	40,204,017	—	—	4,675,448
Net asset value, offering price and redemption price per share	$9.12	—	—	$12.46

Class NAV
Net assets	$564,861,072	$490,522,310	$427,751,736	$64,800,683
Shares outstanding	62,444,931	47,785,883	39,267,924	5,189,508
Net asset value, offering price and redemption price per share	$9.05	$10.27	$10.89	$12.49

The accompanying notes are an integral part of the financial statements.	323

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

	International	International		Investment
	Small Cap	Small Company	International	Quality
Assets	Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$347,747,402	$249,391,472	$1,342,246,350	$431,406,211
Investments in affiliated issuers, at value	13,614,296	11,322,060	23,718,251	—
Repurchase agreements, at value	—	—	—	88,300,000
Total investments, at value	361,361,698	260,713,532	1,365,964,601	519,706,211
Cash	370,454	—	508,107	75,954
Foreign currency, at value	121,188	414,302	534,712	—
Receivable for investments sold	562,286	284,822	633,564	—
Receivable for forward foreign currency exchange contracts	—	—	—	124,484
Receivable for fund shares sold	—	—	83,208	121,738
Dividends and interest receivable	750,428	512,792	4,663,315	3,475,667
Receivable for securities lending income	24,387	32,426	47,723	—
Swap contracts, at value	—	—	—	2,935,817
Receivable for futures variation margin	—	—	—	79,630
Other assets	143	26	329	330
Total assets	363,190,584	261,957,900	1,372,435,559	526,519,831

Liabilities

Payable for collateral held by Portfolio	—	—	—	830,000
Foreign capital gains tax payable	—	—	60,065	—
Payable for investments purchased	—	50,054	1,230,426	2,336,147
Payable for delayed delivery securities purchased	—	—	—	57,767,578
Payable for forward foreign currency exchange contracts	—	—	—	99,340
Payable for fund shares repurchased	1,540,239	436,251	1,591,821	—
Payable upon return of securities loaned	13,620,581	11,315,622	23,696,028	—
Swap contracts, at value	—	—	—	3,231,732
Payable to affiliates
Accounting and legal services fees	7,128	5,005	27,762	10,532
Trustees’ fees	16	11	60	21
Other liabilities and accrued expenses	108,109	87,108	240,421	88,485
Total liabilities	15,276,073	11,894,051	26,846,583	64,363,835

Net assets

Paid-in capital	$391,260,296	$398,293,376	$1,648,230,201	$426,133,628
Undistributed net investment income (loss)	4,099,836	1,660,482	28,589,999	2,603,061
Accumulated undistributed net realized gain (loss) on investments	(82,682,411)	(126,166,279)	(187,621,021)	7,161,331
Net unrealized appreciation (depreciation) on investments	35,236,790	(23,723,730)	(143,610,203)	26,257,976
Net assets	$347,914,511	$250,063,849	$1,345,588,976	$462,155,996
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$312,509,981	$273,118,038	$1,485,791,913	$492,243,007
Investments in affiliated issuers, at cost	$13,611,153	$11,318,850	$23,711,281	—
Foreign currency, at cost	$121,083	$413,144	$534,901	—
Net unamortized upfront payment on swaps	—	—	—	$1,057,663
Securities loaned, unaffiliated issuers, at value	$13,171,514	$10,640,767	$22,596,742	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$98,252,313	—	$223,468,550	$87,165,467
Shares outstanding	6,910,242	—	17,222,297	6,587,398
Net asset value, offering price and redemption price per share	$14.22	—	$12.98	$13.23

Class NAV
Net assets	$249,662,198	$250,063,849	$1,122,120,426	$374,990,529
Shares outstanding	17,561,130	32,953,193	86,702,792	28,374,538
Net asset value, offering price and redemption price per share	$14.22	$7.59	$12.94	$13.22

The accompanying notes are an integral part of the financial statements.	324

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

	Mid Cap		Mid Cap	Mid Cap
	Growth Index	Mid Cap	Value Equity	Value Index
Assets	Fund	Stock Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$37,094,197	$979,683,831	$73,832,220	$32,273,255
Investments in affiliated issuers, at value	2,115,591	197,143,805	7,553,358	2,249,680
Repurchase agreements, at value	—	29,500,000	—	—
Total investments, at value	39,209,788	1,206,327,636	81,385,578	34,522,935
Cash	—	73,605	78,431	—
Receivable for investments sold	512,681	6,709,297	101,254	254,529
Dividends and interest receivable	42,412	373,311	149,095	57,161
Receivable for securities lending income	751	195,219	4,228	1,939
Receivable for futures variation margin	4,333	—	—	1,620
Receivable due from adviser	1,838	—	—	1,823
Other assets	27	87	103	3
Total assets	39,771,830	1,213,679,155	81,718,689	34,840,010

Liabilities

Payable for investments purchased	505,961	10,218,951	184,712	246,330
Payable for fund shares repurchased	128,706	7,576,894	248,337	269,491
Payable upon return of securities loaned	2,114,424	197,123,423	7,550,877	2,248,374
Payable to affiliates
Accounting and legal services fees	807	21,334	2,220	685
Trustees’ fees	2	46	4	1
Other liabilities and accrued expenses	43,400	70,263	42,160	43,382
Total liabilities	2,793,300	215,010,911	8,028,310	2,808,263

Net assets

Paid-in capital	$31,922,580	$841,658,598	$40,181,080	$27,861,029
Undistributed net investment income (loss)	—	(2,324,106)	832,677	444,860
Accumulated undistributed net realized gain (loss) on investments	(2,169,302)	7,966,797	9,672,860	(20,498)
Net unrealized appreciation (depreciation) on investments	7,225,252	151,366,955	23,003,762	3,746,356
Net assets	$36,978,530	$998,668,244	$73,690,379	$32,031,747
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$29,877,940	$857,881,474	$50,832,789	$28,540,389
Investments in affiliated issuers, at cost	$2,114,696	$197,079,210	$7,549,118	$2,248,800
Securities loaned, unaffiliated issuers, at value	$2,077,520	$193,306,311	$7,436,390	$2,192,190

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$36,978,530	$311,438,042	—	$32,031,747
Shares outstanding	3,108,511	17,613,153	—	2,889,587
Net asset value, offering price and redemption price per share	$11.90	$17.68	—	$11.09

Class NAV
Net assets	—	$687,230,202	$73,690,379	—
Shares outstanding	—	38,729,383	7,829,494	—
Net asset value, offering price and redemption price per share	—	$17.74	$9.41	—

The accompanying notes are an integral part of the financial statements.	325

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

				Real Estate
	Mid Value	Mutual	Real Estate	Securities
Assets	Fund	Shares Fund	Equity Fund	Fund

Investments in unaffiliated issuers, at value	$601,982,816	$370,675,220	$206,581,905	$552,006,689
Investments in affiliated issuers, at value	53,486,126	10,285,974	18,543,774	26,742,494
Repurchase agreements, at value	—	—	—	9,300,000
Total investments, at value	655,468,942	380,961,194	225,125,679	588,049,183
Cash	—	3,310,909	—	—
Foreign currency, at value	395	2,475,943	—	—
Receivable for investments sold	2,488,791	349,315	45,528	5,100,153
Receivable for forward foreign currency exchange contracts	—	63,872	—	—
Dividends and interest receivable	963,441	1,095,525	133,654	10,642
Receivable for securities lending income	52,023	2,687	5,639	6,335
Receivable due from adviser	—	25,605	—	—
Other assets	149	354	104	460
Total assets	658,973,741	388,285,404	225,310,604	593,166,773

Liabilities

Due to custodian	—	—	—	3,421
Payable for investments purchased	3,012,104	113,838	139,104	7,462,102
Payable for forward foreign currency exchange contracts	—	1,022,311	—	—
Payable for fund shares repurchased	3,170,747	1,590,036	364,732	1,406,536
Payable upon return of securities loaned	53,509,561	10,285,145	18,560,246	26,777,647
Payable to affiliates
Accounting and legal services fees	11,879	8,779	4,327	11,588
Trustees’ fees	27	18	10	26
Other liabilities and accrued expenses	67,126	79,740	45,337	56,836
Total liabilities	59,771,444	13,099,867	19,113,756	35,718,156

Net assets

Paid-in capital	$517,940,935	$343,514,836	$145,708,304	$400,771,948
Undistributed net investment income (loss)	1,774,705	8,611,917	952,015	4,274,793
Accumulated undistributed net realized gain (loss) on investments	17,345,060	(7,785,264)	(47,193,116)	30,473,165
Net unrealized appreciation (depreciation) on investments	62,141,597	30,844,048	106,729,645	121,928,711
Net assets	$599,202,297	$375,185,537	$206,196,848	$557,448,617
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$539,858,141	$338,904,287	$99,864,082	$439,385,583
Investments in affiliated issuers, at cost	$53,469,254	$10,285,465	$18,531,952	$26,734,889
Foreign currency, at cost	$393	$2,445,682	—	—
Securities loaned, unaffiliated issuers, at value	$52,250,000	$10,058,135	$18,162,874	$26,231,714

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	—	$557,448,617
Shares outstanding	—	—	—	36,521,187
Net asset value, offering price and redemption price per share	—	—	—	$15.26

Class NAV
Net assets	$599,202,297	$375,185,537	$206,196,848	—
Shares outstanding	45,902,589	32,719,523	21,489,445	—
Net asset value, offering price and redemption price per share	$13.05	$11.47	$9.60	—

The accompanying notes are an integral part of the financial statements.	326

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

			Retirement	Retirement
	Real Return	Redwood	Choices at	Choices at
Assets	Bond Fund	Fund	2010 Portfolio	2015 Portfolio

Investments in unaffiliated issuers, at value	$762,979,595	$362,480,870	$180,854,180	$245,027,923
Investments in affiliated issuers, at value	—	—	14,208,153	47,077,831
Repurchase agreements, at value	2,100,000	—	—	—
Total investments, at value	765,079,595	362,480,870	195,062,333	292,105,754
Cash	130,064	142,625,371	—	3,202,877
Foreign currency, at value	108,352	—	—	—
Receivable for investments sold	328,802	—	446,748	1,492
Receivable for forward foreign currency exchange contracts	386,627	—	—	—
Receivable for fund shares sold	357,896	—	2,443,882	4,149,096
Dividends and interest receivable	2,395,290	565,094	59,222	85,591
Swap contracts, at value	337,844	—	—	—
Receivable for futures variation margin	65,200	—	—	—
Receivable due from adviser	—	—	6,865	5,345
Other assets	28,982	611	17,930	17,978
Total assets	769,218,652	505,671,946	198,036,980	299,568,133

Liabilities

Due to custodian	—	—	106,960	—
Payable for collateral held by Portfolio	700,000	—	—	—
Payable for investments purchased	—	—	417,743	6,544,914
Payable for forward foreign currency exchange contracts	1,268,314	—	—	—
Payable for sale-buybacks	82,887,456	—	—	—
Payable for fund shares repurchased	423,684	274,788	—	—
Written options, at value	1,336,824	77,250,839	—	—
Swap contracts, at value	247,314	—	—	—
Payable to affiliates
Accounting and legal services fees	15,238	9,220	3,774	5,521
Transfer agent fees	—	—	2	3
Trustees’ fees	31	20	8	12
Other liabilities and accrued expenses	98,339	71,795	50,736	50,262
Total liabilities	86,977,200	77,606,662	579,223	6,600,712

Net assets

Paid-in capital	$625,631,254	$403,557,496	$190,014,508	$281,493,662
Undistributed net investment income (loss)	8,525,227	1,034,416	1,235,863	1,680,334
Accumulated undistributed net realized gain (loss) on investments	8,609,337	(2,904,815)	3,901,940	5,690,368
Net unrealized appreciation (depreciation) on investments	39,475,634	26,378,187	2,305,446	4,103,057
Net assets	$682,241,452	$428,065,284	$197,457,757	$292,967,421
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$724,994,283	$350,618,061	$178,842,400	$241,972,725
Investments in affiliated issuers, at cost	—	—	$13,914,487	$46,029,972
Foreign currency, at cost	$108,324	—	—	—
Premiums received on written options	$1,368,750	$91,766,043	—	—
Net unamortized upfront payment on swaps	$289,324	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R4
Net assets	—	—	$102,219	$102,111
Shares outstanding	—	—	9,124	9,066
Net asset value, offering price and redemption price per share	—	—	$11.20	$11.26

Class 1
Net assets	$171,886,190	—	$197,355,538	$292,865,310
Shares outstanding	13,045,548	—	17,607,033	26,001,418
Net asset value, offering price and redemption price per share	$13.18	—	$11.21	$11.26

Class NAV
Net assets	$510,355,262	$428,065,284	—	—
Shares outstanding	39,180,061	39,703,922	—	—
Net asset value, offering price and redemption price per share	$13.03	$10.78	—	—

The accompanying notes are an integral part of the financial statements.	327

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at
Assets	2020 Portfolio	2025 Portfolio	2030 Portfolio	2035 Portfolio

Investments in unaffiliated issuers, at value	$290,595,824	$257,893,332	$171,854,363	$116,015,421
Investments in affiliated issuers, at value	155,935,104	259,847,933	259,601,365	226,875,228
Total investments, at value	446,530,928	517,741,265	431,455,728	342,890,649
Cash	3,869,810	2,122,433	633,310	1,106,748
Receivable for investments sold	807	119	—	—
Receivable for fund shares sold	10,115,212	10,792,092	9,058,026	7,047,977
Dividends and interest receivable	100,374	90,952	61,575	51,184
Receivable due from adviser	8,304	8,688	8,945	8,621
Other assets	18,041	18,075	18,021	18,066
Total assets	460,643,476	530,773,624	441,235,605	351,123,245

Liabilities

Payable for investments purchased	12,313,929	11,161,299	8,492,629	6,314,471
Payable to affiliates
Accounting and legal services fees	8,273	9,597	7,914	6,235
Transfer agent fees	3	3	3	3
Trustees’ fees	19	22	18	14
Other liabilities and accrued expenses	56,260	57,861	55,512	52,420
Total liabilities	12,378,484	11,228,782	8,556,076	6,373,143

Net assets

Paid-in capital	$429,079,859	$494,652,519	$412,563,970	$328,669,364
Undistributed net investment income (loss)	1,834,242	1,455,459	853,130	520,474
Accumulated undistributed net realized gain (loss) on investments	9,698,953	13,028,445	10,752,733	8,688,623
Net unrealized appreciation (depreciation) on investments	7,651,938	10,408,419	8,509,696	6,871,641
Net assets	$448,264,992	$519,544,842	$432,679,529	$344,750,102
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$286,517,991	$254,074,722	$169,240,191	$114,383,928
Investments in affiliated issuers, at cost	$152,360,999	$253,258,124	$253,705,841	$221,635,080

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R4
Net assets	$101,643	$101,201	$100,755	$100,568
Shares outstanding	8,985	8,945	8,921	8,905
Net asset value, offering price and redemption price per share	$11.31	$11.31	$11.29	$11.29

Class 1
Net assets	$448,163,349	$519,443,641	$432,578,774	$344,649,534
Shares outstanding	39,676,988	46,012,194	38,412,483	30,618,499
Net asset value, offering price and redemption price per share	$11.30	$11.29	$11.26	$11.26

The accompanying notes are an integral part of the financial statements.	328

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

	Retirement	Retirement	Retirement	Short Term
	Choices at	Choices at	Choices at	Government
Assets	2040 Portfolio	2045 Portfolio	2050 Portfolio	Income Fund

Investments in unaffiliated issuers, at value	$72,339,440	$53,418,949	$27,371,165	$189,687,644
Investments in affiliated issuers, at value	154,517,725	115,397,394	59,342,839	—
Total investments, at value	226,857,165	168,816,343	86,714,004	189,687,644
Cash	406,578	263,245	626,628	6,673
Cash held at broker for futures contracts	—	—	—	117,000
Receivable for fund shares sold	1,987,404	1,491,744	869,899	218,006
Dividends and interest receivable	27,764	26,060	15,928	851,461
Receivable due from adviser	6,076	6,639	6,496	1,769
Other assets	17,936	17,910	13,430	155
Total assets	229,302,923	170,621,941	88,246,385	190,882,708

Liabilities

Payable for investments purchased	2,239,200	1,704,291	1,564,557	—
Payable for delayed delivery securities purchased	—	—	—	2,071,515
Payable for futures variation margin	—	—	—	38,437
Payable to affiliates
Accounting and legal services fees	4,212	3,158	1,563	4,085
Transfer agent fees	3	3	3	—
Trustees’ fees	10	7	4	8
Other liabilities and accrued expenses	48,394	47,601	46,209	73,523
Total liabilities	2,291,819	1,755,060	1,612,336	2,187,568

Net assets

Paid-in capital	$215,586,441	$161,143,466	$82,568,304	$188,072,406
Undistributed net investment income (loss)	301,505	226,091	117,083	552,358
Accumulated undistributed net realized gain (loss) on investments	6,134,580	3,995,466	2,091,432	(2,537,485)
Net unrealized appreciation (depreciation) on investments	4,988,578	3,501,858	1,857,230	2,607,861
Net assets	$227,011,104	$168,866,881	$86,634,049	$188,695,140
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$71,174,760	$52,611,921	$26,884,333	$187,013,818
Investments in affiliated issuers, at cost	$150,693,827	$112,702,564	$57,972,441	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R4
Net assets	$100,529	$100,453	$100,583	—
Shares outstanding	8,905	8,905	10,000	—
Net asset value, offering price and redemption price per share	$11.29	$11.28	$10.06	—

Class 1
Net assets	$226,910,575	$168,766,428	$86,533,466	—
Shares outstanding	20,161,590	15,004,147	8,627,883	—
Net asset value, offering price and redemption price per share	$11.25	$11.25	$10.03	—

Class NAV
Net assets	—	—	—	$188,695,140
Shares outstanding	—	—	—	18,746,084
Net asset value, offering price and redemption price per share	—	—	—	$10.07

The accompanying notes are an integral part of the financial statements.	329

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

		Small Cap
	Small Cap	Opportunities	Small Cap	Small Company
Assets	Growth Fund	Fund	Value Fund	Growth Fund

Investments in unaffiliated issuers, at value	$135,089,595	$155,139,737	$119,816,630	$105,807,264
Investments in affiliated issuers, at value	28,720,772	27,508,858	3,942,856	28,172,035
Repurchase agreements, at value	3,200,000	—	5,900,000	—
Total investments, at value	167,010,367	182,648,595	129,659,486	133,979,299
Cash	86,261	—	38,888	—
Receivable for investments sold	1,129,812	436,292	—	129,539
Dividends and interest receivable	25,372	112,993	138,678	60,894
Receivable for securities lending income	26,582	11,013	1,099	8,080
Other assets	166	89	114	—
Total assets	168,278,560	183,208,982	129,838,265	134,177,812

Liabilities

Payable for investments purchased	1,103,142	130,889	106,787	129,128
Payable for fund shares repurchased	292,624	409,914	103,785	417,077
Payable upon return of securities loaned	28,719,778	27,509,773	3,938,350	28,163,378
Payable to affiliates
Accounting and legal services fees	3,135	3,321	3,021	2,328
Trustees’ fees	6	7	6	5
Other liabilities and accrued expenses	49,078	45,015	48,736	42,659
Total liabilities	30,167,763	28,098,919	4,200,685	28,754,575

Net assets

Paid-in capital	$112,914,872	$124,795,806	$79,428,218	$79,519,047
Undistributed net investment income (loss)	(652,502)	82,500	979,688	(222,438)
Accumulated undistributed net realized gain (loss) on investments	5,976,912	(628,030)	10,240,389	1,185,983
Net unrealized appreciation (depreciation) on investments	19,871,515	30,859,787	34,989,285	24,940,645
Net assets	$138,110,797	$155,110,063	$125,637,580	$105,423,237
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$118,426,408	$124,286,993	$90,728,517	$80,878,554
Investments in affiliated issuers, at cost	$28,712,444	$27,501,815	$3,941,684	$28,160,100
Securities loaned, unaffiliated issuers, at value	$28,265,829	$26,909,490	$3,833,724	$27,618,733

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$54,092,065	—	—
Shares outstanding	—	2,380,727	—	—
Net asset value, offering price and redemption price per share	—	$22.72	—	—

Class NAV
Net assets	$138,110,797	$101,017,998	$125,637,580	$105,423,237
Shares outstanding	16,076,703	4,464,393	7,584,405	7,141,660
Net asset value, offering price and redemption price per share	$8.59	$22.63	$16.57	$14.76

The accompanying notes are an integral part of the financial statements.	330

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

	Small Company	Smaller Company	Spectrum	Strategic Equity
Assets	Value Fund	Growth Fund	Income Fund	Allocation Fund

Investments in unaffiliated issuers, at value	$321,138,664	$95,485,140	$1,056,222,332	$2,975,415,514
Investments in affiliated issuers, at value	81,041,167	25,424,161	11,169,444	125,182,641
Repurchase agreements, at value	—	1,790,000	1,500,000	111,504,000
Total investments, at value	402,179,831	122,699,301	1,068,891,776	3,212,102,155
Cash	—	308,992	739,589	25,879
Foreign currency, at value	—	—	717,797	1,451,418
Cash held at broker for futures contracts	—	234,250	—	15,500,000
Receivable for investments sold	978,962	1,629,452	956,205	650,425
Receivable for forward foreign currency exchange contracts	—	—	430,082	—
Receivable for fund shares sold	123,707	—	—	22,353,274
Dividends and interest receivable	203,856	35,782	10,571,569	7,529,398
Receivable for securities lending income	58,641	29,473	7,098	127,795
Receivable for futures variation margin	—	3,780	—	883,606
Other assets	—	101	442	15,411
Total assets	403,544,997	124,941,131	1,082,314,558	3,260,639,361

Liabilities

Payable for investments purchased	133,965	1,444,019	9,352,111	—
Payable for delayed delivery securities purchased	—	—	1,636,024	—
Payable for forward foreign currency exchange contracts	—	—	504,264	—
Payable for fund shares repurchased	290,557	112,604	785,669	—
Payable upon return of securities loaned	81,031,664	25,424,567	11,167,865	125,185,260
Swap contracts, at value	—	—	13,520	—
Payable for futures variation margin	—	—	9,942	—
Payable to affiliates
Accounting and legal services fees	7,088	2,277	23,541	62,952
Trustees’ fees	15	5	49	139
Other liabilities and accrued expenses	48,089	48,594	131,769	194,753
Total liabilities	81,511,378	27,032,066	23,624,754	125,443,104

Net assets

Paid-in capital	$255,980,874	$83,022,686	$1,003,255,763	$3,062,814,338
Undistributed net investment income (loss)	667,333	(329,799)	7,935,927	20,392,841
Accumulated undistributed net realized gain (loss) on investments	(32,143,968)	3,373,279	(12,949,282)	(5,149,242)
Net unrealized appreciation (depreciation) on investments	97,529,380	11,842,899	60,447,396	57,138,320
Net assets	$322,033,619	$97,909,065	$1,058,689,804	$3,135,196,257
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$223,649,988	$85,458,690	$997,206,903	$3,032,751,150
Investments in affiliated issuers, at cost	$81,000,478	$25,423,865	$11,169,515	$125,177,745
Foreign currency, at cost	—	—	$719,016	$1,430,162
Net unamortized upfront payment on swaps	—	—	($9,805)	—
Securities loaned, unaffiliated issuers, at value	$79,411,450	$24,950,971	$10,919,923	$121,914,023

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$108,987,332	—	—	—
Shares outstanding	4,026,754	—	—	—
Net asset value, offering price and redemption price per share	$27.07	—	—	—

Class NAV
Net assets	$213,046,287	$97,909,065	$1,058,689,804	$3,135,196,257
Shares outstanding	7,876,126	10,792,794	95,707,674	306,987,829
Net asset value, offering price and redemption price per share	$27.05	$9.07	$11.06	$10.21

The accompanying notes are an integral part of the financial statements.	331

John Hancock Funds II

Statements of Assets and Liabilities — August 31, 2012

	Total Return	U.S. High Yield	Value
Assets	Fund	Bond Fund	Fund

Investments in unaffiliated issuers, at value	$3,382,896,361	$648,760,628	$145,781,833
Repurchase agreements, at value	196,300,000	233,396	—
Total investments, at value	3,579,196,361	648,994,024	145,781,833
Cash	2,891,131	—	—
Foreign currency, at value	46,702	—	—
Cash collateral for swap contracts	3,868,422	—	—
Receivable for investments sold	74,992,307	3,696,649	320,730
Receivable for delayed delivery securities sold	842,078,242	—	—
Receivable for forward foreign currency exchange contracts	1,074,146	—	—
Receivable for fund shares sold	756,380	104,170	—
Dividends and interest receivable	14,468,237	11,403,842	258,598
Swap contracts, at value	5,852,464	—	—
Receivable for futures variation margin	516,006	—	—
Other assets	588	122	159
Total assets	4,525,740,986	664,198,807	146,361,320

Liabilities

Due to custodian	—	202,183	—
Payable for collateral held by Portfolio	4,625,025	—	—
Payable for investments purchased	27,785,028	4,244,250	958,576
Payable for delayed delivery securities purchased	2,026,969,556	—	—
Payable for forward foreign currency exchange contracts	8,703,827	—	—
Payable for fund shares repurchased	1,304,090	486,102	231,131
Written options, at value	1,573,715	—	—
Payable for sale commitments outstanding, at value	3,305,859	—	—
Swap contracts, at value	7,622,867	—	—
Payable to affiliates
Accounting and legal services fees	53,804	14,287	3,353
Trustees’ fees	112	31	7
Other liabilities and accrued expenses	272,937	75,261	47,942
Total liabilities	2,082,216,820	5,022,114	1,241,009

Net assets

Paid-in capital	$2,289,354,297	$619,161,919	$99,118,231
Undistributed net investment income (loss)	35,076,119	7,427,781	1,138,703
Accumulated undistributed net realized gain (loss) on investments	40,490,701	3,113,899	13,756,894
Net unrealized appreciation (depreciation) on investments	78,603,049	29,473,094	31,106,483
Net assets	$2,443,524,166	$659,176,693	$145,120,311
Investments in unaffiliated issuers, including repurchase agreements, at cost	$3,489,091,171	$619,520,930	$114,675,350
Foreign currency, at cost	$46,918	—	—
Proceeds received on sale commitments outstanding	$3,307,500	—	—
Premiums received on written options	$3,789,811	—	—
Net unamortized upfront payment on swaps	$5,661,242	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$409,895,874	$95,115,740	—
Shares outstanding	27,884,064	7,412,273	—
Net asset value, offering price and redemption price per share	$14.70	$12.83	—

Class NAV
Net assets	$2,033,628,292	$564,060,953	$145,120,311
Shares outstanding	138,766,896	43,983,973	14,490,847
Net asset value, offering price and redemption price per share	$14.65	$12.82	$10.01

The accompanying notes are an integral part of the financial statements.	332

John Hancock Funds II

Statements of Operations — August 31, 2012

				Alpha
	Active	All Cap	All Cap	Opportunities
Investment income	Bond Fund	Core Fund	Value Fund	Fund

Interest	$56,474,548	$13,750	$1,019	$80,219
Dividends	389,197	11,328,040	11,975,014	19,232,445
Securities lending	38,857	237,299	161,316	2,242,118
Less foreign taxes withheld	—	(18,791)	(160,861)	(284,686)
Total investment income	56,902,602	11,560,298	11,976,488	21,270,096

Expenses

Investment management fees	8,278,504	4,488,225	5,243,207	12,905,364
Class 1 distribution and service fees	26,256	—	50,734	—
Accounting and legal services fees	191,519	81,104	95,583	188,651
Professional fees	76,704	43,525	43,655	59,215
Custodian fees	176,029	48,475	92,577	310,728
Trustees’ fees	12,391	5,282	6,190	12,495
Registration and filing fees	16,876	3,925	6,824	3,413
Other	30,258	12,590	14,299	20,687
Total expenses before reductions and amounts recaptured	8,808,537	4,683,126	5,553,069	13,500,553
Net expense reductions and amounts recaptured	(45,757)	(19,387)	(22,497)	(44,516)
Total expenses	8,762,780	4,663,739	5,530,572	13,456,037
Net investment income (loss)	48,139,822	6,896,559	6,445,916	7,814,059

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	13,592,271	2,152,509	(15,498,481)	36,899,915
Investments in affiliated issuers	272	970	2,353	22,296
Capital gain distributions received from affiliated underlying funds	126	1,071	2,457	5,268
Futures contracts	494,513	1,760,171	—	—
Foreign currency transactions	(31,830)	—	(1,012)	(261,634)
	14,055,352	3,914,721	(15,494,683)	36,665,845

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	49,083,429	64,021,659	50,297,812	97,022,719
Investments in affiliated issuers	312	10,412	14,814	25,524
Futures contracts	(16,438)	485,823	—	—
Translation of assets and liabilities in foreign currencies	21,198	—	18	179,356
	49,088,501	64,517,894	50,312,644	97,227,599
Net realized and unrealized gain (loss)	63,143,853	68,432,615	34,817,961	133,893,444

Increase (decrease) in net assets from operations	$111,283,675	$75,329,174	$41,263,877	$141,707,503

The accompanying notes are an integral part of the financial statements.	333

John Hancock Funds II

Statements of Operations — August 31, 2012

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core
Investment income	Growth Fund	Fund	Value Fund	Bond Fund

Interest	$13,795	$1,060	$13,174,716	$16,687,426
Dividends	19,270,915	15,192,418	18,831,365	—
Securities lending	681,653	552,565	94,963	5,587
Less foreign taxes withheld	(3,819)	(240,614)	(58,488)	—
Total investment income	19,962,544	15,505,429	32,042,556	16,693,013

Expenses

Investment management fees	16,548,457	12,341,959	11,494,956	3,646,522
Class 1 distribution and service fees	271,532	205,728	—	19,998
Accounting and legal services fees	297,745	245,803	187,618	87,109
Professional fees	55,988	53,170	51,795	65,942
Custodian fees	174,813	201,006	182,972	84,907
Trustees’ fees	19,472	16,041	11,188	5,599
Registration and filing fees	3,569	4,069	50,367	6,033
Other	32,043	32,068	17,292	12,935
Total expenses before reductions and amounts recaptured	17,403,619	13,099,844	11,996,188	3,929,045
Net expense reductions and amounts recaptured	(705,246)	(58,426)	(520,295)	(20,751)
Total expenses	16,698,373	13,041,418	11,475,893	3,908,294
Net investment income (loss)	3,264,171	2,464,011	20,566,663	12,784,719

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	101,148,992	88,678,523	47,167,196	24,594,555
Investments in affiliated issuers	7,120	8,580	21,225	(1,124)
Capital gain distributions received from affiliated underlying funds	3,169	6,059	2,797	360
Written options	—	—	211,374	—
Foreign currency transactions	(406)	(101,823)	188,579	—
	101,158,875	88,591,339	47,591,171	24,593,791

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	201,610,872	104,429,734	163,151,734	7,647,972
Investments in affiliated issuers	23,347	32,039	5,070	46
Written options	—	—	(3,831,460)	—
Translation of assets and liabilities in foreign currencies	2	(111)	48	—
	201,634,221	104,461,662	159,325,392	7,648,018
Net realized and unrealized gain (loss)	302,793,096	193,053,001	206,916,563	32,241,809

Increase (decrease) in net assets from operations	$306,057,267	$195,517,012	$227,483,226	$45,026,528

The accompanying notes are an integral part of the financial statements.	334

John Hancock Funds II

Statements of Operations — August 31, 2012

	Core
	Diversified	Core	Core
	Growth &	Fundamental	Global	Emerging
	Income	Holdings	Diversification	Markets
Investment income	Portfolio	Portfolio	Portfolio	Debt Fund

Interest	—	—	—	$1,132,974
Dividends	$358,269	$148,350	$359,471	—
Income distributions received from affiliated underlying funds	223,994	102,767	282,832	—
Less foreign taxes withheld	—	—	—	(2,006)
Total investment income	582,263	251,117	642,303	1,130,968

Expenses

Investment management fees	13,236	5,805	13,615	109,780
Class A distribution and service fees	—	—	—	36,351
Class 1 distribution and service fees	15,528	6,810	15,973	—
Transfer agent fees	—	—	—	28,595
Accounting and legal services fees	4,319	1,890	4,454	2,121
State registration fees	—	—	—	3,941
Professional fees	26,820	26,592	26,827	75,864
Custodian fees	12,000	12,000	12,000	17,353
Trustees’ fees	277	121	288	138
Registration and filing fees	4,106	4,124	4,157	10,522
Other	3,983	3,842	3,970	5,356
Total expenses before reductions and amounts recaptured	80,269	61,184	81,284	290,021
Net expense reductions and amounts recaptured	(42,206)	(44,491)	(42,124)	(97,779)
Total expenses	38,063	16,693	39,160	192,242
Net investment income (loss)	544,200	234,424	603,143	938,726

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,873	(7,932)	(63,246)	333,959
Investments in affiliated issuers	1,550,724	569,318	533,883	—
Capital gain distributions received from unaffiliated underlying funds	114,325	64,351	133,022	—
Capital gain distributions received from affiliated underlying funds	28,580	16,116	33,542	—
Futures contracts	—	—	—	1,706
Foreign currency transactions	—	—	—	(186,477)
	1,709,502	641,853	637,201	149,188

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,502,062	548,512	755,447	276,612
Investments in affiliated issuers	(553,370)	(232,754)	(229,933)	—
Translation of assets and liabilities in foreign currencies	—	—	—	29,483
	948,692	315,758	525,514	306,095
Net realized and unrealized gain (loss)	2,658,194	957,611	1,162,715	455,283

Increase (decrease) in net assets from operations	$3,202,394	$1,192,035	$1,765,858	$1,394,009

The accompanying notes are an integral part of the financial statements.	335

John Hancock Funds II

Statements of Operations — August 31, 2012

		Fundamental
		Global
	Equity-Income	Franchise	Fundamental	Global
Investment income	Fund	Fund[1]	Value Fund	Bond Fund

Interest	$50,746	$340	$119,131	$29,946,078
Dividends	41,771,335	1,032,592	22,930,888	8,227
Securities lending	685,943	—	588,415	—
Less foreign taxes withheld	(378,010)	—	(386,383)	—
Total investment income	42,130,014	1,032,932	23,252,051	29,954,305

Expenses

Investment management fees	11,110,338	425,245	9,670,469	5,925,391
Class A distribution and service fees	—	52	—	—
Class 1 distribution and service fees	134,542	—	—	44,121
Transfer agent fees	—	53	—	—
Accounting and legal services fees	198,330	7,108	181,412	119,516
Professional fees	60,653	29,538	46,889	102,403
Custodian fees	193,012	30,830	245,492	618,999
Trustees’ fees	13,046	269	11,965	7,763
Registration and filing fees	3,163	23,795	3,852	4,249
Interest expense	—	—	—	107,352
Other	51,843	10,889	19,908	21,287
Total expenses before reductions and amounts recaptured	11,764,927	527,779	10,179,987	6,951,081
Net expense reductions and amounts recaptured	(473,974)	(1,495)	(42,852)	(28,369)
Total expenses	11,290,953	526,284	10,137,135	6,922,712
Net investment income (loss)	30,839,061	506,648	13,114,916	23,031,593

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	21,739,330	(494,751)	54,941,799	25,103,762
Investments in affiliated issuers	51,982	—	(871)	—
Capital gain distributions received from affiliated underlying funds	5,696	—	2,768	—
Futures contracts	—	—	—	13,162,217
Written options	—	—	—	4,482,979
Swap contracts	—	—	—	(3,341,163)
Foreign currency transactions	(7,531)	1,036,947	(85,476)	(15,588,908)
	21,789,477	542,196	54,858,220	23,818,887

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	155,365,591	16,357,065	44,299,475	(4,818,956)
Investments in affiliated issuers	(2,654)	—	10,369	—
Futures contracts	—	—	—	(831,306)
Written options	—	—	—	(1,974,257)
Swap contracts	—	—	—	4,863,367
Translation of assets and liabilities in foreign currencies	(486)	2,059	(15,788)	2,908,053
	155,362,451	16,359,124	44,294,056	146,901
Net realized and unrealized gain (loss)	177,151,928	16,901,320	99,152,276	23,965,788

Increase (decrease) in net assets from operations	$207,990,989	$17,407,968	$112,267,192	$46,997,381

1 Period from 6-29-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	336

John Hancock Funds II

Statements of Operations — August 31, 2012

	Global Real	Health Sciences	Heritage	High Income
Investment income	Estate Fund	Fund[1]	Fund	Fund

Interest	$3,003	$15,777	$281	$23,680,505
Dividends	15,707,851	1,921,456	929,474	3,067,785
Securities lending	251,079	—	117,390	—
Interest from affiliated issuers	—	—	—	214,107
Less foreign taxes withheld	(518,829)	(70,221)	(919)	—
Total investment income	15,443,104	1,867,012	1,046,226	26,962,397

Expenses

Investment management fees	4,455,202	3,195,543	1,374,854	2,504,450
Accounting and legal services fees	69,040	40,275	22,577	49,128
Professional fees	55,251	66,299	39,224	79,235
Custodian fees	357,906	80,253	30,383	49,236
Trustees’ fees	4,518	2,166	1,465	3,174
Registration and filing fees	3,960	20,569	3,925	6,554
Other	19,035	5,735	8,478	7,938
Total expenses before reductions and amounts recaptured	4,964,912	3,410,840	1,480,906	2,699,715
Net expense reductions and amounts recaptured	(16,568)	(175,123)	(5,454)	(11,977)
Total expenses	4,948,344	3,235,717	1,475,452	2,687,738
Net investment income (loss)	10,494,760	(1,368,705)	(429,226)	24,274,659

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	17,871,837	12,583,664[2]	9,093,990	(30,844,566)
Investments in affiliated issuers	6,496	—	1,448	61,976
Capital gain distributions received from affiliated underlying funds	1,454	—	955	—
Futures contracts	—	—	154,606	—
Written options	—	223,389	—	—
Foreign currency transactions	(116,571)	(80,532)	167,195	364,292
	17,763,216	12,726,521	9,418,194	(30,418,298)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	30,300,529	93,931,339[3]	8,768,974	48,407,708
Investments in affiliated issuers	2,575	—	6,376	(821,566)
Written options	—	1,588,521	—	—
Translation of assets and liabilities in foreign currencies	(7,462)	(1,779)	(2,700)	(341,098)
	30,295,642	95,518,081	8,772,650	47,245,044
Net realized and unrealized gain (loss)	48,058,858	108,244,602	18,190,844	16,826,746

Increase (decrease) in net assets from operations	$58,553,618	$106,875,897	$17,761,618	$41,101,405

1 Period from 9-30-11 (inception date) to 8-31-12.
2 Net of India foreign taxes of $138.
3 Net of $7,441 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	337

John Hancock Funds II

Statements of Operations — August 31, 2012

		International
		Growth	International	International
	High Yield	Opportunities	Growth Stock	Opportunities
Investment income	Fund	Fund[1]	Fund	Fund

Interest	$79,964,732	$470	$57,314	$2,239
Dividends	2,630,972	1,069,417	8,610,095	5,456,633
Securities lending	265,228	—	—	—
Less foreign taxes withheld	(73,172)	(7,177)	(669,992)	(447,445)
Total investment income	82,787,760	1,062,710	7,997,417	5,011,427

Expenses

Investment management fees	6,346,281	487,403	2,750,488	2,368,394
Class 1 distribution and service fees	166,502	—	—	32,576
Accounting and legal services fees	131,432	7,181	46,506	37,667
Professional fees	88,790	34,194	47,794	50,594
Custodian fees	178,027	66,737	363,579	47,182
Trustees’ fees	8,460	450	2,974	2,760
Registration and filing fees	5,586	19,639	8,562	4,249
Other	17,119	2,368	9,021	9,502
Total expenses before reductions and amounts recaptured	6,942,197	617,972	3,228,924	2,552,924
Net expense reductions and amounts recaptured	(31,622)	(1,622)	(11,072)	(17,236)
Total expenses	6,910,575	616,350	3,217,852	2,535,688
Net investment income (loss)	75,877,185	446,360	4,779,565	2,475,739

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(14,703,547)	495,423	(13,901,086)	21,354,402
Investments in affiliated issuers	3,755	—	—	—
Capital gain distributions received from affiliated underlying funds	282	—	—	—
Futures contracts	957,890	(273,604)	—	678,494
Written options	2,916,240	—	—	—
Swap contracts	43,348	—	—	—
Foreign currency transactions	3,151,272	31,803	(129,749)	(2,365,804)
	(7,630,760)	253,622	(14,030,835)	19,667,092

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	44,086,224	12,047,218	28,930,703	(45,291,884)
Investments in affiliated issuers	1,990	—	—	—
Futures contracts	205,836	—	—	—
Written options	678,718	—	—	—
Swap contracts	(1,041,857)	—	—	—
Translation of assets and liabilities in foreign currencies	(10,212)	2,152	(19,198)	1,764,375
	43,920,699	12,049,370	28,911,505	(43,527,509)
Net realized and unrealized gain (loss)	36,289,939	12,302,992	14,880,670	(23,860,417)

Increase (decrease) in net assets from operations	$112,167,124	$12,749,352	$19,660,235	($21,384,678)

1 Period from 7-19-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	338

John Hancock Funds II

Statements of Operations — August 31, 2012

	International	International		Investment
	Small Cap	Small Company	International	Quality
Investment income	Fund	Fund	Value Fund	Bond Fund

Interest	$13,069	$4,475	$34,401	$14,396,862
Dividends	9,483,336	6,223,717	49,093,401	—
Securities lending	296,151	266,410	2,260,670	227
Less foreign taxes withheld	(855,016)	(466,889)	(4,946,508)	—
Total investment income	8,937,540	6,027,713	46,441,964	14,397,089

Expenses

Investment management fees	3,080,122	1,908,646	9,500,319	2,758,009
Class 1 distribution and service fees	52,526	—	115,615	40,265
Accounting and legal services fees	41,820	27,474	163,818	67,282
Professional fees	46,124	45,932	53,602	78,967
Custodian fees	364,535	205,777	1,138,953	81,303
Trustees’ fees	2,744	1,792	10,597	4,376
Registration and filing fees	6,210	6,415	12,307	4,016
Other	9,753	7,982	20,776	10,135
Total expenses before reductions and amounts recaptured	3,603,834	2,204,018	11,015,987	3,044,353
Net expense reductions and amounts recaptured	(78,119)	(6,670)	(640,298)	(15,920)
Total expenses	3,525,715	2,197,348	10,375,689	3,028,433
Net investment income (loss)	5,411,825	3,830,365	36,066,275	11,368,656

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(12,886,803)	(1,260,173)	(8,862,635)	15,051,116
Investments in affiliated issuers	591	(635)	15,909	(872)
Capital gain distributions received from affiliated underlying funds	338	223	2,148	—
Futures contracts	—	117,007	—	(1,093,347)
Swap contracts	—	—	—	(285,122)
Foreign currency transactions	(198,831)	(78,990)	(462,848)	(496,344)
	(13,084,705)	(1,222,568)	(9,307,426)	13,175,431

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	964,044	(9,618,459)	(29,042,578)[1]	12,279,908
Investments in affiliated issuers	2,884	2,556	5,691	878
Futures contracts	—	—	—	307,910
Swap contracts	—	—	—	(352,159)
Translation of assets and liabilities in foreign currencies	(6,429)	(6,188)	(44,920)	170,654
	960,499	(9,622,091)	(29,081,807)	12,407,191
Net realized and unrealized gain (loss)	(12,124,206)	(10,844,659)	(38,389,233)	25,582,622

Increase (decrease) in net assets from operations	($6,712,381)	($7,014,294)	($2,322,958)	$36,951,278

1 Net of $60,065 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	339

John Hancock Funds II

Statements of Operations — August 31, 2012

	Mid Cap		Mid Cap	Mid Cap
	Growth Index	Mid Cap	Value Equity	Value Index
Investment income	Fund	Stock Fund	Fund	Fund

Interest	$1,195	$53,273	$15,162	$696
Dividends	466,106	3,730,688	2,432,421	1,487,484
Securities lending	45,976	1,600,680	82,058	47,014
Less foreign taxes withheld	(428)	(51,680)	(15,826)	—
Total investment income	512,849	5,332,961	2,513,815	1,535,194

Expenses

Investment management fees	367,980	7,510,481	1,085,482	336,891
Class 1 distribution and service fees	18,180	161,886	—	15,204
Accounting and legal services fees	9,962	123,299	17,544	9,101
Professional fees	44,311	45,432	38,867	41,267
Custodian fees	12,000	154,824	22,321	12,000
Trustees’ fees	641	8,033	1,144	577
Registration and filing fees	4,136	7,721	3,925	4,129
Other	6,770	17,835	7,811	6,740
Total expenses before reductions and amounts recaptured	463,980	8,029,511	1,177,094	425,909
Net expense reductions and amounts recaptured	(27,190)	(29,926)	(4,214)	(27,507)
Total expenses	436,790	7,999,585	1,172,880	398,402
Net investment income (loss)	76,059	(2,666,624)	1,340,935	1,136,792

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,983,888	20,835,785	16,151,055	1,349,831
Investments in affiliated issuers	3,126	5	3,733	1,856
Capital gain distributions received from affiliated underlying funds	615	6,473	661	390
Futures contracts	222,598	—	—	87,425
Foreign currency transactions	—	(139,880)	(671)	—
	3,210,227	20,702,383	16,154,778	1,439,502

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,478,607	72,235,951	(5,854,580)	7,271,745
Investments in affiliated issuers	2,183	60,095	(288)	2,288
Futures contracts	(66,700)	—	—	15,890
Translation of assets and liabilities in foreign currencies	—	898	(118)	—
	5,414,090	72,296,944	(5,854,986)	7,289,923
Net realized and unrealized gain (loss)	8,624,317	92,999,327	10,299,792	8,729,425

Increase (decrease) in net assets from operations	$8,700,376	$90,332,703	$11,640,727	$9,866,217

The accompanying notes are an integral part of the financial statements.	340

John Hancock Funds II

Statements of Operations — August 31, 2012

				Real Estate
	Mid Value	Mutual	Real Estate	Securities
Investment income	Fund	Shares Fund	Equity Fund	Fund

Interest	$129,208	$1,685,865	$104,051	$475
Dividends	8,452,259	9,535,805	3,800,531	11,171,793
Securities lending	462,260	103,376	72,224	141,748
Less foreign taxes withheld	(48,409)	(166,038)	—	—
Total investment income	8,995,318	11,159,008	3,976,806	11,314,016

Expenses

Investment management fees	4,483,283	3,796,736	1,644,889	3,333,206
Class 1 distribution and service fees	—	—	—	238,086
Accounting and legal services fees	60,447	56,308	25,152	66,083
Professional fees	46,929	62,738	41,175	43,838
Custodian fees	68,563	141,078	19,018	69,462
Trustees’ fees	3,905	3,774	1,666	4,249
Registration and filing fees	11,720	3,248	3,925	6,196
Other	10,267	9,975	7,553	10,842
Total expenses before reductions and amounts recaptured	4,685,114	4,073,857	1,743,378	3,771,962
Net expense reductions and amounts recaptured	(238,253)	(38,776)	(78,529)	(15,855)
Total expenses	4,446,861	4,035,081	1,664,849	3,756,107
Net investment income (loss)	4,548,457	7,123,927	2,311,957	7,557,909

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	27,843,954	(7,635,107)	11,485,937	39,185,375
Investments in affiliated issuers	(5,592)	1,835	1,996	1,207
Capital gain distributions received from affiliated underlying funds	2,766	361	709	2,697
Written options	—	19,517	—	—
Foreign currency transactions	(4,776)	6,002,980	—	—
	27,836,352	(1,610,414)	11,488,642	39,189,279

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	30,438,782	42,126,854	20,457,795	42,101,468
Investments in affiliated issuers	26,025	509	2,025	17,194
Translation of assets and liabilities in foreign currencies	50	(1,197,270)	—	—
	30,464,857	40,930,093	20,459,820	42,118,662
Net realized and unrealized gain (loss)	58,301,209	39,319,679	31,948,462	81,307,941

Increase (decrease) in net assets from operations	$62,849,666	$46,443,606	$34,260,419	$88,865,850

The accompanying notes are an integral part of the financial statements.	341

John Hancock Funds II

Statements of Operations — August 31, 2012

			Retirement	Retirement
	Real Return	Redwood	Choices at	Choices at
Investment income	Bond Fund	Fund[1]	2010 Portfolio	2015 Portfolio

Interest	$20,638,037	—	$88	$151
Dividends	18,750	$5,549,469	962,175	1,368,137
Income distributions received from affiliated underlying funds	—	—	1,572,711	2,222,195
Less foreign taxes withheld	—	(22,551)	—	—
Total investment income	20,656,787	5,526,918	2,534,974	3,590,483

Expenses

Investment management fees	4,758,417	3,890,477	266,219	366,236
Class R4 distribution and service fees	—	—	84	84
Class 1 distribution and service fees	72,357	—	58,877	85,279
Transfer agent fees	—	—	10	10
Accounting and legal services fees	93,962	47,796	16,103	23,182
State registration fees	—	—	6,694	6,694
Professional fees	89,460	67,051	45,346	44,728
Printing and postage	—	—	122	122
Custodian fees	162,533	54,532	12,000	12,000
Trustees’ fees	5,939	2,799	868	1,268
Registration and filing fees	5,503	22,296	11,086	13,227
Interest expense	74,837	—	—	—
Other	13,489	6,446	4,033	3,899
Total expenses before reductions and amounts recaptured	5,276,497	4,091,397	421,442	556,729
Net expense reductions and amounts recaptured	(22,686)	(11,883)	(37,173)	(19,784)
Total expenses	5,253,811	4,079,514	384,269	536,945
Net investment income (loss)	15,402,976	1,447,404	2,150,705	3,053,538

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	21,866,426	28,420,742	6,951,976	59,258
Investments in affiliated issuers	—	—	(3,433,333)	4,967,099
Capital gain distributions received from affiliated underlying funds	—	—	633,612	815,897
Futures contracts	2,270,250	—	—	—
Written options	1,821,385	(30,697,537)	—	—
Swap contracts	3,065,949	—	—	—
Foreign currency transactions	3,597,429	(42)	—	—
	32,621,439	(2,276,837)	4,152,255	5,842,254

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	21,266,565	11,862,809	2,011,780	3,055,198
Investments in affiliated issuers	—	—	(891,989)	608,623
Futures contracts	(949,843)	—	—	—
Written options	(658,336)	14,515,204	—	—
Swap contracts	(1,561,190)	—	—	—
Translation of assets and liabilities in foreign currencies	(746,595)	174	—	—
	17,350,601	26,378,187	1,119,791	3,663,821
Net realized and unrealized gain (loss)	49,972,040	24,101,350	5,272,046	9,506,075

Increase (decrease) in net assets from operations	$65,375,016	$25,548,754	$7,422,751	$12,559,613

1 Period from 9-29-11 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	342

John Hancock Funds II

Statements of Operations — August 31, 2012

	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at
Investment income	2020 Portfolio	2025 Portfolio	2030 Portfolio	2035 Portfolio

Interest	$164	$174	$100	$70
Dividends	1,643,118	1,439,157	962,792	664,633
Income distributions received from affiliated underlying funds	3,158,691	3,714,097	2,816,973	2,170,969
Total investment income	4,801,973	5,153,428	3,779,865	2,835,672

Expenses

Investment management fees	468,971	468,105	340,299	248,308
Class R4 distribution and service fees	83	82	82	81
Class 1 distribution and service fees	126,243	148,805	119,432	93,831
Transfer agent fees	10	10	10	10
Accounting and legal services fees	34,144	40,298	32,140	25,294
State registration fees	6,694	6,694	6,694	6,694
Professional fees	47,822	49,019	47,456	46,238
Printing and postage	122	122	122	122
Custodian fees	12,000	12,000	12,000	12,000
Trustees’ fees	1,943	2,308	1,801	1,390
Registration and filing fees	16,555	17,938	17,728	15,895
Other	4,102	4,270	4,028	3,922
Total expenses before reductions and amounts recaptured	718,689	749,651	581,792	453,785
Net expense reductions and amounts recaptured	2,868	16,164	(2,532)	(17,688)
Total expenses	721,557	765,815	579,260	436,097
Net investment income (loss)	4,080,416	4,387,613	3,200,605	2,399,575

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	77,756	50,155	25,975	135,896
Investments in affiliated issuers	8,727,827	12,006,095	10,108,297	8,142,852
Capital gain distributions received from affiliated underlying funds	1,068,425	1,052,742	676,640	470,135
	9,874,008	13,108,992	10,810,912	8,748,883

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	4,077,833	3,818,610	2,614,172	1,631,493
Investments in affiliated issuers	4,781,925	9,691,592	9,140,289	8,151,914
	8,859,758	13,510,202	11,754,461	9,783,407
Net realized and unrealized gain (loss)	18,733,766	26,619,194	22,565,373	18,532,290

Increase (decrease) in net assets from operations	$22,814,182	$31,006,807	$25,765,978	$20,931,865

The accompanying notes are an integral part of the financial statements.	343

John Hancock Funds II

Statements of Operations — August 31, 2012

	Retirement	Retirement	Retirement	Short Term
	Choices at	Choices at	Choices at	Government
Investment income	2040 Portfolio	2045 Portfolio	2050 Portfolio	Income Fund

Interest	$60	$27	$14	$2,597,922
Dividends	417,768	316,998	161,974	—
Income distributions received from affiliated underlying funds	1,511,812	1,163,958	419,697	—
Total investment income	1,929,640	1,480,983	581,685	2,597,922

Expenses

Investment management fees	163,642	123,152	57,166	892,720
Class R4 distribution and service fees	81	81	81	—
Class 1 distribution and service fees	63,928	48,569	21,214	—
Transfer agent fees	10	10	10	—
Accounting and legal services fees	17,219	13,179	5,626	22,427
State registration fees	6,694	6,694	6,694	—
Professional fees	44,885	44,511	47,056	68,317
Printing and postage	122	122	122	—
Custodian fees	12,000	12,000	12,000	27,925
Trustees’ fees	908	684	315	1,409
Registration and filing fees	11,672	10,765	12,528	5,700
Other	3,720	3,673	3,599	6,356
Total expenses before reductions and amounts recaptured	324,881	263,440	166,411	1,024,854
Net expense reductions and amounts recaptured	(33,286)	(43,053)	(66,720)	(9,199)
Total expenses	291,595	220,387	99,691	1,015,655
Net investment income (loss)	1,638,045	1,260,596	481,994	1,582,267

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	62,977	57,538	23,335	851,778
Investments in affiliated issuers	5,816,840	3,741,314	1,982,972	—
Capital gain distributions received from affiliated underlying funds	311,021	237,526	85,125	—
Futures contracts	—	—	—	(380,224)
	6,190,838	4,036,378	2,091,432	471,554

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,164,680	807,028	486,832	118,281
Investments in affiliated issuers	5,848,364	4,721,171	1,739,387	—
Futures contracts	—	—	—	(65,965)
	7,013,044	5,528,199	2,226,219	52,316
Net realized and unrealized gain (loss)	13,203,882	9,564,577	4,317,651	523,870

Increase (decrease) in net assets from operations	$14,841,927	$10,825,173	$4,799,645	$2,106,137

The accompanying notes are an integral part of the financial statements.	344

John Hancock Funds II

Statements of Operations — August 31, 2012

		Small Cap
	Small Cap	Opportunities	Small Cap	Small Company
Investment income	Growth Fund	Fund	Value Fund	Growth Fund

Interest	$3,984	$3,023	$6,251	$4,195
Dividends	381,283	1,626,790	3,187,137	990,471
Securities lending	275,577	115,980	33,811	87,703
Less foreign taxes withheld	(7,284)	(14)	—	—
Total investment income	653,560	1,745,779	3,227,199	1,082,369

Expenses

Investment management fees	1,597,830	1,530,485	1,558,190	1,100,494
Class 1 distribution and service fees	—	28,271	—	—
Accounting and legal services fees	20,932	21,109	20,978	15,216
Professional fees	44,151	38,921	44,156	40,511
Custodian fees	27,196	33,413	26,661	19,975
Trustees’ fees	1,371	1,415	1,372	985
Registration and filing fees	4,127	4,349	3,925	3,925
Other	6,642	8,236	7,093	7,293
Total expenses before reductions and amounts recaptured	1,702,249	1,666,199	1,662,375	1,188,399
Net expense reductions and amounts recaptured	(5,071)	(134,063)	(5,006)	(3,694)
Total expenses	1,697,178	1,532,136	1,657,369	1,184,705
Net investment income (loss)	(1,043,618)	213,643	1,569,830	(102,336)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,508,231	13,083,207	11,492,648	9,681,267
Investments in affiliated issuers	(3,683)	(494)	3,334	(1,279)
Capital gain distributions received from affiliated underlying funds	1,051	770	538	726
Foreign currency transactions	—	12	—	134
	7,505,599	13,083,495	11,496,520	9,680,848

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	9,628,956	6,661,424	5,237,669	4,383,464
Investments in affiliated issuers	10,691	8,018	1,051	6,622
	9,639,647	6,669,442	5,238,720	4,390,086
Net realized and unrealized gain (loss)	17,145,246	19,752,937	16,735,240	14,070,934

Increase (decrease) in net assets from operations	$16,101,628	$19,966,580	$18,305,070	$13,968,598

The accompanying notes are an integral part of the financial statements.	345

John Hancock Funds II

Statements of Operations — August 31, 2012

	Small Company	Smaller Company	Spectrum	Strategic Equity
Investment income	Value Fund	Growth Fund	Income Fund	Allocation Fund[1]

Interest	$5,041	$2,297	$43,355,946	$8,837
Dividends	5,797,270	445,337	5,063,353	26,286,300
Securities lending	467,656	193,825	69,223	586,224
Less foreign taxes withheld	(5,369)	(3,021)	(49,106)	(720,391)
Total investment income	6,264,598	638,438	48,439,416	26,160,970

Expenses

Investment management fees	3,463,176	1,179,442	7,652,841	6,932,503
Class 1 distribution and service fees	56,669	—	—	—
Accounting and legal services fees	46,265	15,341	146,791	135,723
Professional fees	40,303	44,197	81,595	75,169
Custodian fees	52,214	24,733	362,581	20,615
Trustees’ fees	3,002	979	9,460	7,528
Registration and filing fees	4,249	4,257	5,115	113,837
Other	9,661	6,823	23,077	15,506
Total expenses before reductions and amounts recaptured	3,675,539	1,275,772	8,281,460	7,300,881
Net expense reductions and amounts recaptured	(188,292)	(149,764)	(300,377)	(1,844,259)
Total expenses	3,487,247	1,126,008	7,981,083	5,456,622
Net investment income (loss)	2,777,351	(487,570)	40,458,333	20,704,348

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,417,990	5,443,424	17,571,780	(1,623,460)
Investments in affiliated issuers	(7,303)	3,033	5,298	(5,411)
Capital gain distributions received from affiliated underlying funds	3,510	615	557	—
Futures contracts	—	33,466	(709,472)	(3,817,646)
Swap contracts	—	—	17,604	—
Foreign currency transactions	(552)	12	(245,567)	(20,396)
	8,413,645	5,480,550	16,640,200	(5,466,913)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	28,531,192	5,381,155	28,481,207	54,168,364
Investments in affiliated issuers	33,641	2,674	(5)	4,896
Futures contracts	—	97,104	241,172	2,943,168
Swap contracts	—	—	(3,619)	—
Translation of assets and liabilities in foreign currencies	15	—	(429,829)	21,892
	28,564,848	5,480,933	28,288,926	57,138,320
Net realized and unrealized gain (loss)	36,978,493	10,961,483	44,929,126	51,671,407

Increase (decrease) in net assets from operations	$39,755,844	$10,473,913	$85,387,459	$72,375,755

1 Period from 4-13-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	346

John Hancock Funds II

Statements of Operations — August 31, 2012

	Total Return	U.S. High Yield	Value
Investment income	Fund	Bond Fund	Fund

Interest	$71,568,940	$45,668,175	$44,626
Dividends	2,287,688	73,125	2,927,106
Total investment income	73,856,628	45,741,300	2,971,732

Expenses

Investment management fees	16,186,592	4,347,014	1,175,822
Class 1 distribution and service fees	187,438	39,630	—
Accounting and legal services fees	333,125	82,075	22,465
Professional fees	108,441	60,196	44,420
Custodian fees	729,964	79,737	28,270
Trustees’ fees	21,540	5,179	1,471
Registration and filing fees	5,504	8,402	3,831
Interest expense	9,745	—	—
Other	42,478	12,308	7,129
Total expenses before reductions and amounts recaptured	17,624,827	4,634,541	1,283,408
Net expense reductions and amounts recaptured	(79,499)	(19,835)	(5,406)
Total expenses	17,545,328	4,614,706	1,278,002
Net investment income (loss)	56,311,300	41,126,594	1,693,730

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	52,254,485	5,625,877	19,261,956
Futures contracts	17,199,448	—	—
Written options	2,781,575	—	—
Swap contracts	(3,272,984)	—	—
Foreign currency transactions	(2,421,449)	—	—
	66,541,075	5,625,877	19,261,956

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	51,294,517	21,919,720	6,281,227
Futures contracts	(14,090,029)	—	—
Written options	694,495	—	—
Swap contracts	4,216,170	—	—
Translation of assets and liabilities in foreign currencies	8,867,802	—	—
	50,982,955	21,919,720	6,281,227
Net realized and unrealized gain (loss)	117,524,030	27,545,597	25,543,183

Increase (decrease) in net assets from operations	$173,835,330	$68,672,191	$27,236,913

The accompanying notes are an integral part of the financial statements.	347

John Hancock Funds II

Statements of Changes in Net Assets

	Active Bond Fund		All Cap Core Fund		All Cap Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$48,139,822	$53,390,196	$6,896,559	$6,159,480	$6,445,916	$3,706,077
Net realized gain (loss)	14,055,352	20,043,272	3,914,721	82,199,843	(15,494,683)	37,835,469
Change in net unrealized appreciation (depreciation)	49,088,501	(9,241,499)	64,517,894	14,461,119	50,312,644	13,872,606
Increase (decrease) in net assets resulting from
operations	111,283,675	64,191,969	75,329,174	102,820,442	41,263,877	55,414,152
Distributions to shareholders
From net investment income
Class 1	(2,073,286)	(1,969,822)	—	—	(599,946)	(406,148)
Class NAV	(52,392,100)	(51,541,057)	(6,346,196)	(5,534,351)	(3,067,352)	(1,926,881)
From net realized gain
Class 1	(744,251)	(118,801)	—	—	(6,697,865)	(4,560,545)
Class NAV	(18,424,921)	(3,002,949)	—	—	(31,467,583)	(19,502,202)
Total distributions	(73,634,558)	(56,632,629)	(6,346,196)	(5,534,351)	(41,832,746)	(26,395,776)
From Fund share transactions	366,242,491	398,159,085	(140,745,461)	(12,063,803)	88,583,510	244,686,740
Total increase (decrease)	403,891,608	405,718,425	(71,762,483)	85,222,288	88,014,641	273,705,116

Net assets

Beginning of year	1,237,026,432	831,308,007	601,357,171	516,134,883	695,223,329	421,518,213
End of year	$1,640,918,040	$1,237,026,432	$529,594,688	$601,357,171	$783,237,970	$695,223,329

Undistributed net investment income (loss)	$10,052,448	$10,914,523	$4,416,453	$4,014,961	$4,225,885	$1,868,162

	Alpha Opportunities Fund		Blue Chip Growth Fund		Capital Appreciation Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$7,814,059	$3,753,458	$3,264,171	$1,482,270	$2,464,011	$1,874,471
Net realized gain (loss)	36,665,845	178,625,065	101,158,875	90,159,864	88,591,339	64,399,523
Change in net unrealized appreciation (depreciation)	97,227,599	(15,130,742)	201,634,221	396,687,925	104,461,662	315,795,541
Increase (decrease) in net assets resulting from
operations	141,707,503	167,247,781	306,057,267	488,330,059	195,517,012	382,069,535
Distributions to shareholders
From net investment income
Class 1	—	—	(430,922)	(75,198)	(291,271)	(348,747)
Class NAV	(3,659,699)	(3,769,419)	(1,966,903)	(1,039,288)	(1,551,329)	(1,928,816)
From net realized gain
Class NAV	(161,377,730)	(134,059,130)	—	—	—	—
Total distributions	(165,037,429)	(137,828,549)	(2,397,825)	(1,114,486)	(1,842,600)	(2,277,563)
From Fund share transactions	(304,637,439)	390,635,656	(509,192,072)	18,865,990	(275,367,401)	35,991,365
Total increase (decrease)	(327,967,365)	420,054,888	(205,532,630)	506,081,563	(81,692,989)	415,783,337

Net assets

Beginning of year	1,532,899,396	1,112,844,508	2,370,539,680	1,864,458,117	1,931,067,083	1,515,283,746
End of year	$1,204,932,031	$1,532,899,396	$2,165,007,050	$2,370,539,680	$1,849,374,094	$1,931,067,083

Undistributed net investment income (loss)	$6,228,300	$1,049,796	$1,319,364	$491,803	$1,515,046	$921,747

The accompanying notes are an integral part of the financial statements.	348

John Hancock Funds II

Statements of Changes in Net Assets

	Capital Appreciation				Core Diversified Growth
	Value Fund		Core Bond Fund		& Income Portfolio
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11[1]	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$20,566,663	$2,894,326	$12,784,719	$16,223,680	$544,200	$569,674
Net realized gain (loss)	47,591,171	(1,293,379)	24,593,791	19,525,289	1,709,502	195,520
Change in net unrealized appreciation (depreciation)	159,325,392	(17,131,135)	7,648,018	(6,126,424)	948,692	1,938,714
Increase (decrease) in net assets resulting from
operations	227,483,226	(15,530,188)	45,026,528	29,622,545	3,202,394	2,703,908
Distributions to shareholders
From net investment income
Class 1	—	—	(947,916)	(452,401)	(651,795)	(462,491)
Class NAV	(8,054,487)	—	(16,559,827)	(20,603,765)	—	—
From net realized gain
Class 1	—	—	(521,777)	(577,656)	(108,549)	(857,384)
Class NAV	(1,280,103)	—	(12,672,578)	(26,451,012)	—	—
Total distributions	(9,334,590)	—	(30,702,098)	(48,084,834)	(760,344)	(1,319,875)
From Fund share transactions	1,301,427,590	448,991,245	46,022,794	14,551,897	1,747,325	4,305,641
Total increase (decrease)	1,519,576,226	433,461,057	60,347,224	(3,910,392)	4,189,375	5,689,674

Net assets

Beginning of year	433,461,057	—	574,470,297	578,380,689	28,477,053	22,787,379
End of year	$1,953,037,283	$433,461,057	$634,817,521	$574,470,297	$32,666,428	$28,477,053

Undistributed net investment income (loss)	$17,291,522	$3,451,860	$2,736,314	$3,244,050	$169,966	$277,580

	Core Fundamental		Core Global		Emerging Markets
	Holdings Portfolio		Diversification Portfolio		Debt Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$234,424	$278,674	$603,143	$647,204	$938,726	$945,072
Net realized gain (loss)	641,853	221,886	637,201	277,410	149,188	565,838
Change in net unrealized appreciation (depreciation)	315,758	782,114	525,514	1,277,477	306,095	(614,114)
Increase (decrease) in net assets resulting from
operations	1,192,035	1,282,674	1,765,858	2,202,091	1,394,009	896,796
Distributions to shareholders
From net investment income
Class A	—	—	—	—	(766,553)	(826,293)
Class I	—	—	—	—	(203,614)	(221,489)
Class 1	(303,983)	(233,043)	(758,487)	(538,849)	—	—
From net realized gain
Class A	—	—	—	—	(235,210)	(83,520)
Class I	—	—	—	—	(58,710)	(20,880)
Class 1	(156,099)	(536,065)	(175,965)	(841,224)	—	—
Total distributions	(460,082)	(769,108)	(934,452)	(1,380,073)	(1,264,087)	(1,152,182)
From Fund share transactions	2,181,031	(241,732)	3,315,859	4,927,838	(19,976)	19,976
Total increase (decrease)	2,912,984	271,834	4,147,265	5,749,856	109,946	(235,410)

Net assets

Beginning of year	12,298,899	12,027,065	30,059,668	24,309,812	15,578,522	15,813,932
End of year	$15,211,883	$12,298,899	$34,206,933	$30,059,668	$15,688,468	$15,578,522

Undistributed net investment income (loss)	$75,342	$144,904	$150,813	$267,908	($81,512)	$86,072

1 Period from 1-6-11 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	349

John Hancock Funds II

Statements of Changes in Net Assets

			Fundamental
			Global
			Franchise
	Equity-Income Fund		Fund	Fundamental Value Fund
	Year ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12[1]	8/31/12	8/31/11

From operations
Net investment income (loss)	$30,839,061	$25,144,454	$506,648	$13,114,916	$16,232,101
Net realized gain (loss)	21,789,477	32,070,015	542,196	54,858,220	48,389,914
Change in net unrealized appreciation
(depreciation)	155,362,451	81,342,390	16,359,124	44,294,056	127,819,333
Increase (decrease) in net assets resulting
from operations	207,990,989	138,556,859	17,407,968	112,267,192	192,441,348
Distributions to shareholders
From net investment income
Class 1	(3,537,110)	(2,465,568)	—	—	—
Class NAV	(14,767,373)	(16,945,130)	—	(10,765,657)	(17,266,770)
Total distributions	(18,304,483)	(19,410,698)	—	(10,765,657)	(17,266,770)
From Fund share transactions	(172,722,400)	282,008,694	353,971,983	(583,451,118)	7,455,996
Total increase (decrease)	16,964,106	401,154,855	371,379,951	(481,949,583)	182,630,574

Net assets

Beginning of year	1,522,444,187	1,121,289,332	—	1,530,470,571	1,347,839,997
End of year	$1,539,408,293	$1,522,444,187	$371,379,951	$1,048,520,988	$1,530,470,571

Undistributed net investment income (loss)	$30,600,338	$18,303,669	$1,547,409	$7,560,289	$5,123,494

					Health
					Sciences
	Global Bond Fund		Global Real Estate Fund		Fund
	Year ended	Year ended	Year ended	Year ended	Period ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12[2]

From operations
Net investment income (loss)	$23,031,593	$20,639,565	$10,494,760	$8,651,244	($1,368,705)
Net realized gain (loss)	23,818,887	61,824,797	17,763,216	39,127,788	12,726,521
Change in net unrealized appreciation
(depreciation)	146,901	2,983,245	30,295,642	12,548,631	95,518,081
Increase (decrease) in net assets resulting
from operations	46,997,381	85,447,607	58,553,618	60,327,663	106,875,897
Distributions to shareholders
From net investment income
Class 1	(7,647,632)	(4,180,633)	—	—	—
Class NAV	(65,677,790)	(45,203,206)	(17,587,899)	(18,000,655)	—
Total distributions	(73,325,422)	(49,383,839)	(17,587,899)	(18,000,655)	—
From Fund share transactions	(67,065,242)	(2,064,956)	(39,514,985)	3,413,303	368,776,654
Total increase (decrease)	(93,393,283)	33,998,812	1,450,734	45,740,311	475,652,551

Net assets

Beginning of year	839,590,389	805,591,577	495,400,070	449,659,759	—
End of year	$746,197,106	$839,590,389	$496,850,804	$495,400,070	$475,652,551

Undistributed net investment income (loss)	$19,538,205	$63,420,545	($8,861,643)	($4,758,002)	($891,144)

1 Period from 6-29-12 (inception date) to 8-31-12.
2 Period from 9-30-11 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	350

John Hancock Funds II

Statements of Changes in Net Assets

	Heritage Fund		High Income Fund		High Yield Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	($429,226)	($360,562)	$24,274,659	$32,669,076	$75,877,185	$71,191,984
Net realized gain (loss)	9,418,194	41,852,872	(30,418,298)	8,044,365	(7,630,760)	31,873,816
Change in net unrealized appreciation (depreciation)	8,772,650	16,021,783	47,245,044	(16,812,617)	43,920,699	(34,022,502)
Increase (decrease) in net assets resulting from
operations	17,761,618	57,514,093	41,101,405	23,900,824	112,167,124	69,043,298
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(27,154,130)	(12,135,482)
Class NAV	—	—	(25,545,951)	(33,212,344)	(51,604,785)	(61,627,078)
From net realized gain
Class NAV	(35,804,204)	(7,044,879)	—	—	—	—
Total distributions	(35,804,204)	(7,044,879)	(25,545,951)	(33,212,344)	(78,758,915)	(73,762,560)
From Fund share transactions	(17,372,628)	(98,885,444)	44,787,967	(154,438,677)	7,620,775	(96,382,024)
Total increase (decrease)	(35,415,214)	(48,416,230)	60,343,421	(163,750,197)	41,028,984	(101,101,286)

Net assets

Beginning of year	167,060,852	215,477,082	345,511,232	509,261,429	890,417,925	991,519,211
End of year	$131,645,638	$167,060,852	$405,854,653	$345,511,232	$931,446,909	$890,417,925

Undistributed net investment income (loss)	($170,436)	($1,623)	$5,079,951	$5,277,567	$15,841,473	$13,668,547

	International
	Growth
	Opportunities	International Growth			International
	Fund	Stock Fund			Opportunities Fund
	Period ended	Year ended	Period ended		Year ended	Year ended
Increase (decrease) in net assets	8/31/12[1]	8/31/12		8/31/11[2]	8/31/12	8/31/11

From operations
Net investment income (loss)	$446,360	$4,779,565	$3,149,397		$2,475,739	$3,518,958
Net realized gain (loss)	253,622	(14,030,835)		(788,874)	19,667,092	111,014,176
Change in net unrealized appreciation
(depreciation)	12,049,370	28,911,505	(4,436,779)		(43,527,509)	(33,447,947)
Increase (decrease) in net assets resulting
from operations	12,749,352	19,660,235	(2,076,256)		(21,384,678)	81,085,187
Distributions to shareholders
From net investment income
Class 1	—	—		—	—	(2,151,913)
Class NAV	—	(3,544,293)		(126,586)	—	(14,979,019)
From net realized gain
Class NAV	—	(27,875)		(47,147)	—	—
Total distributions	—	(3,572,168)		(173,733)	—	(17,130,932)
From Fund share transactions	477,772,958	133,765,666	280,147,992		(459,439,539)	(262,819,142)
Total increase (decrease)	490,522,310	149,853,733	277,898,003		(480,824,217)	(198,864,887)

Net assets

Beginning of year	—	277,898,003		—	603,866,587	802,731,474
End of year	$490,522,310	$427,751,736	$277,898,003		$123,042,370	$603,866,587

Undistributed net investment income (loss)	$479,511	$4,063,158	$2,957,548		($13,437)	($11,825,540)

1 Period from 7-19-12 (inception date) to 8-31-12.
2 Period from 9-16-10 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	351

John Hancock Funds II

Statements of Changes in Net Assets

	International Small		International Small
	Cap Fund		Company Fund		International Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$5,411,825	$4,512,051	$3,830,365	$3,258,083	$36,066,275	$31,367,863
Net realized gain (loss)	(13,084,705)	10,667,690	(1,222,568)	7,943,382	(9,307,426)	34,396,846
Change in net unrealized appreciation (depreciation)	960,499	14,618,150	(9,622,091)	16,551,036	(29,081,807)	50,917,723
Increase (decrease) in net assets resulting from
operations	(6,712,381)	29,797,891	(7,014,294)	27,752,501	(2,322,958)	116,682,432
Distributions to shareholders
From net investment income
Class 1	(1,866,834)	(1,254,483)	—	—	(7,970,743)	(4,779,922)
Class NAV	(3,307,547)	(1,739,444)	(3,734,939)	(3,439,425)	(30,571,849)	(16,267,321)
Total distributions	(5,174,381)	(2,993,927)	(3,734,939)	(3,439,425)	(38,542,592)	(21,047,243)
From Fund share transactions	53,210,811	35,907	69,847,659	15,977,102	235,223,648	(103,587,509)
Total increase (decrease)	41,324,049	26,839,871	59,098,426	40,290,178	194,358,098	(7,952,320)

Net assets

Beginning of year	306,590,462	279,750,591	190,965,423	150,675,245	1,151,230,878	1,159,183,198
End of year	$347,914,511	$306,590,462	$250,063,849	$190,965,423	$1,345,588,976	$1,151,230,878

Undistributed net investment income (loss)	$4,099,836	$4,060,885	$1,660,482	$1,412,106	$28,589,999	$31,527,016

	Investment Quality		Mid Cap Growth
	Bond Fund		Index Fund		Mid Cap Stock Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12[1]	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$11,368,656	$14,141,370	$76,059	$100,504	($2,666,624)	($2,995,855)
Net realized gain (loss)	13,175,431	8,767,135	3,210,227	3,152,193	20,702,383	173,006,170
Change in net unrealized appreciation (depreciation)	12,407,191	(6,013,444)	5,414,090	6,390,316	72,296,944	26,899,492
Increase (decrease) in net assets resulting from
operations	36,951,278	16,895,061	8,700,376	9,643,013	90,332,703	196,909,807
Distributions to shareholders
From net investment income
Class 1	(2,160,080)	(2,564,925)	(7,866)	(1,545)	—	—
Class NAV	(11,092,498)	(13,345,283)	(40,344)	(120,519)	—	—
From net realized gain
Class 1	(23,941)	—	(539,782)	—	(14,613,784)	—
Class NAV	(118,543)	—	(841,787)	—	(23,748,071)	—
Total distributions	(13,395,062)	(15,910,208)	(1,429,779)	(122,064)	(38,361,855)	—
From Fund share transactions	(17,102,047)	114,331,783	(59,820,386)	31,721,987	91,308,131	(128,494,825)
Total increase (decrease)	6,454,169	115,316,636	(52,549,789)	41,242,936	143,278,979	68,414,982

Net assets

Beginning of year	455,701,827	340,385,191	89,528,319	48,285,383	855,389,265	786,974,283
End of year	$462,155,996	$455,701,827	$36,978,530	$89,528,319	$998,668,244	$855,389,265

Undistributed net investment income (loss)	$2,603,061	$2,933,959	—	—	($2,324,106)	($1,230,593)

1 Class NAV shares were terminated on 4-16-12.

The accompanying notes are an integral part of the financial statements.	352

John Hancock Funds II

Statements of Changes in Net Assets

	Mid Cap Value		Mid Cap Value
	Equity Fund		Index Fund		Mid Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12[1]	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$1,340,935	$1,109,735	$1,136,792	$1,122,998	$4,548,457	$3,487,718
Net realized gain (loss)	16,154,778	23,649,258	1,439,502	1,337,473	27,836,352	55,015,572
Change in net unrealized appreciation (depreciation)	(5,854,986)	5,691,872	7,289,923	2,440,054	30,464,857	7,808,492
Increase (decrease) in net assets resulting from
operations	11,640,727	30,450,865	9,866,217	4,900,525	62,849,666	66,311,782
Distributions to shareholders
From net investment income
Class 1	—	—	(475,060)	(12,014)	—	—
Class NAV	(1,186,616)	(1,067,672)	(899,785)	(631,652)	(4,333,930)	(7,615,885)
From net realized gain
Class NAV	(8,458,566)	—	—	—	(62,568,593)	(30,135,070)
Total distributions	(9,645,182)	(1,067,672)	(1,374,845)	(643,666)	(66,902,523)	(37,750,955)
From Fund share transactions	(60,279,608)	(46,216,390)	(59,415,221)	30,625,544	214,677,340	(31,355,357)
Total increase (decrease)	(58,284,063)	(16,833,197)	(50,923,849)	34,882,403	210,624,483	(2,794,530)

Net assets

Beginning of year	131,974,442	148,807,639	82,955,596	48,073,193	388,577,814	391,372,344
End of year	$73,690,379	$131,974,442	$32,031,747	$82,955,596	$599,202,297	$388,577,814

Undistributed net investment income (loss)	$832,677	$702,565	$444,860	$756,827	$1,774,705	$1,272,009

					Real Estate
	Mutual Shares Fund		Real Estate Equity Fund		Securities Fund
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11[2]	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$7,123,927	$4,896,981	$2,311,957	$2,980,200	$7,557,909	$5,233,312
Net realized gain (loss)	(1,610,414)	625,630	11,488,642	72,974,918	39,189,279	39,187,606
Change in net unrealized appreciation (depreciation)	40,930,093	(10,086,045)	20,459,820	(5,667,580)	42,118,662	24,217,440
Increase (decrease) in net assets resulting from
operations	46,443,606	(4,563,434)	34,260,419	70,287,538	88,865,850	68,638,358
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(5,686,937)	(6,909,456)
Class NAV	(4,616,129)	—	(2,778,944)	(3,995,406)	—	—
From net realized gain
Class 1	—	—	—	—	(22,723,474)	—
Class NAV	(5,301,809)	(291,533)	—	—	—	—
Total distributions	(9,917,938)	(291,533)	(2,778,944)	(3,995,406)	(28,410,411)	(6,909,456)
From Fund share transactions	(110,124,205)	453,639,041	(6,183,930)	(190,757,837)	55,530,107	27,939,841
Total increase (decrease)	(73,598,537)	448,784,074	25,297,545	(124,465,705)	115,985,546	89,668,743

Net assets

Beginning of year	448,784,074	—	180,899,303	305,365,008	441,463,071	351,794,328
End of year	$375,185,537	$448,784,074	$206,196,848	$180,899,303	$557,448,617	$441,463,071

Undistributed net investment income (loss)	$8,611,917	$117,882	$952,015	$1,125,006	$4,274,793	$1,913,607

1 Class NAV shares were terminated on 4-16-12.
2 Period from 9-16-10 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	353

John Hancock Funds II

Statements of Changes in Net Assets

					Retirement Choices
	Real Return Bond Fund		Redwood Fund		at 2010 Portfolio
	Year ended	Year ended	Period ended		Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11		8/31/12[1]	8/31/12	8/31/11

From operations
Net investment income (loss)	$15,402,976	$27,727,449	$1,447,404		$2,150,705	$511,625
Net realized gain (loss)	32,621,439	66,873,025		(2,276,837)	4,152,255	(190,035)
Change in net unrealized appreciation
(depreciation)	17,350,601	(20,469,448)	26,378,187		1,119,791	1,184,909
Increase (decrease) in net assets resulting
from operations	65,375,016	74,131,026	25,548,754		7,422,751	1,506,499
Distributions to shareholders
From net investment income
Class 1	(4,637,617)	(4,276,075)		—	(1,393,433)	(33,268)
Class NAV	(17,607,441)	(35,400,725)		(414,661)	—	—
From net realized gain
Class 1	(7,410,735)	(3,697,499)		—	(43,438)	(16,845)
Class NAV	(28,505,008)	(29,098,290)		(628,020)	—	—
Total distributions	(58,160,801)	(72,472,589)		(1,042,681)	(1,436,871)	(50,113)
From Fund share transactions	33,524,363	(445,840,507)	403,559,211		139,675,656	50,312,055
Total increase (decrease)	40,738,578	(444,182,070)	428,065,284		145,661,536	51,768,441

Net assets

Beginning of year	641,502,874	1,085,684,944		—	51,796,221	27,780
End of year	$682,241,452	$641,502,874	$428,065,284		$197,457,757	$51,796,221

Undistributed net investment income (loss)	$8,525,227	$5,740,551	$1,034,416		$1,235,863	$478,591

	Retirement Choices		Retirement Choices		Retirement Choices
	at 2015 Portfolio		at 2020 Portfolio		at 2025 Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$3,053,538	$457,013	$4,080,416	$499,938	$4,387,613	$433,241
Net realized gain (loss)	5,842,254	(84,743)	9,874,008	(129,162)	13,108,992	(11,335)
Change in net unrealized appreciation (depreciation)	3,663,821	439,325	8,859,758	(1,206,908)	13,510,202	(3,100,134)
Increase (decrease) in net assets resulting from
operations	12,559,613	811,595	22,814,182	(836,132)	31,006,807	(2,678,228)
Distributions to shareholders
From net investment income
Class 1	(1,778,233)	(52,164)	(2,692,692)	(65,383)	(3,251,166)	(114,301)
From net realized gain
Class 1	(46,780)	(20,363)	(17,110)	(16,947)	(51,414)	(17,806)
Total distributions	(1,825,013)	(72,527)	(2,709,802)	(82,330)	(3,302,580)	(132,107)
From Fund share transactions	212,185,234	69,281,631	323,657,635	105,395,427	369,149,343	125,476,379
Total increase (decrease)	222,919,834	70,020,699	343,762,015	104,476,965	396,853,570	122,666,044

Net assets

Beginning of year	70,047,587	26,888	104,502,977	26,012	122,691,272	25,228
End of year	$292,967,421	$70,047,587	$448,264,992	$104,502,977	$519,544,842	$122,691,272

Undistributed net investment income (loss)	$1,680,334	$405,029	$1,834,242	$446,518	$1,455,459	$319,012

1 Period from 9-29-11 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	354

John Hancock Funds II

Statements of Changes in Net Assets

	Retirement Choices		Retirement Choices		Retirement Choices
	at 2030 Portfolio		at 2035 Portfolio		at 2040 Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$3,200,605	$238,628	$2,399,575	$154,206	$1,638,045	$76,342
Net realized gain (loss)	10,810,912	(31,785)	8,748,883	(37,556)	6,190,838	(47,113)
Change in net unrealized appreciation (depreciation)	11,754,461	(3,242,746)	9,783,407	(2,909,506)	7,013,044	(2,022,126)
Increase (decrease) in net assets resulting from
operations	25,765,978	(3,035,903)	20,931,865	(2,792,856)	14,841,927	(1,992,897)
Distributions to shareholders
From net investment income
Class 1	(2,508,938)	(77,218)	(1,968,873)	(64,533)	(1,382,561)	(30,357)
From net realized gain
Class 1	(18,163)	(8,235)	(17,433)	(5,214)	(7,079)	(2,066)
Total distributions	(2,527,101)	(85,453)	(1,986,306)	(69,747)	(1,389,640)	(32,423)
From Fund share transactions	318,160,960	94,376,213	251,013,044	77,629,523	163,992,873	51,566,771
Total increase (decrease)	341,399,837	91,254,857	269,958,603	74,766,920	177,445,160	49,541,451

Net assets

Beginning of year	91,279,692	24,835	74,791,499	24,579	49,565,944	24,493
End of year	$432,679,529	$91,279,692	$344,750,102	$74,791,499	$227,011,104	$49,565,944

Undistributed net investment income (loss)	$853,130	$161,463	$520,474	$89,711	$301,505	$46,021

	Retirement Choices		Retirement Choices		Short Term Government
	at 2045 Portfolio		at 2050 Portfolio		Income Fund
	Year ended	Year ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11[1]	8/31/12	8/31/11

From operations
Net investment income (loss)	$1,260,596	$72,839	$481,994	($781)	$1,582,267	$1,500,069
Net realized gain (loss)	4,036,378	(32,691)	2,091,432	—	471,554	937,163
Change in net unrealized appreciation (depreciation)	5,528,199	(2,024,001)	2,226,219	(368,989)	52,316	357,100
Increase (decrease) in net assets resulting from
operations	10,825,173	(1,983,853)	4,799,645	(369,770)	2,106,137	2,794,332
Distributions to shareholders
From net investment income
Class 1	(1,082,884)	(24,496)	(364,911)	—	—	—
Class NAV	—	—	—	—	(3,018,767)	(3,213,144)
From net realized gain
Class 1	(6,555)	(1,666)	—	—	—	—
Class NAV	—	—	—	—	—	(938,847)
Total distributions	(1,089,439)	(26,162)	(364,911)	—	(3,018,767)	(4,151,991)
From Fund share transactions	115,237,157	45,879,512	71,608,225	10,960,860	50,077,819	4,775,367
Total increase (decrease)	124,972,891	43,869,497	76,042,959	10,591,090	49,165,189	3,417,708

Net assets

Beginning of year	43,893,990	24,493	10,591,090	—	139,529,951	136,112,243
End of year	$168,866,881	$43,893,990	$86,634,049	$10,591,090	$188,695,140	$139,529,951

Undistributed net investment income (loss)	$226,091	$48,379	$117,083	—	$552,358	$467,294

1 Period from 4-29-11 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	355

John Hancock Funds II

Statements of Changes in Net Assets

			Small Cap
	Small Cap Growth Fund		Opportunities Fund		Small Cap Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	($1,043,618)	($1,175,866)	$213,643	$269,822	$1,569,830	$974,183
Net realized gain (loss)	7,505,599	36,299,076	13,083,495	24,169,583	11,496,520	10,749,878
Change in net unrealized appreciation (depreciation)	9,639,647	6,106,458	6,669,442	15,113,941	5,238,720	15,894,951
Increase (decrease) in net assets resulting from
operations	16,101,628	41,229,668	19,966,580	39,553,346	18,305,070	27,619,012
Distributions to shareholders
From net investment income
Class 1	—	—	(136,492)	—	—	—
Class NAV	—	—	(273,751)	—	(562,297)	(972,144)
From net realized gain
Class NAV	(33,773,765)	(16,923,419)	—	—	(10,422,129)	(6,119,890)
Total distributions	(33,773,765)	(16,923,419)	(410,243)	—	(10,984,426)	(7,092,034)
From Fund share transactions	5,324,078	(22,694,741)	(15,900,694)	(40,851,938)	(30,265,712)	(2,906,963)
Total increase (decrease)	(12,348,059)	1,611,508	3,655,643	(1,298,592)	(22,945,068)	17,620,015

Net assets

Beginning of year	150,458,856	148,847,348	151,454,420	152,753,012	148,582,648	130,962,633
End of year	$138,110,797	$150,458,856	$155,110,063	$151,454,420	$125,637,580	$148,582,648

Undistributed net investment income (loss)	($652,502)	—	$82,500	$249,247	$979,688	$171,128

	Small Company		Small Company		Smaller Company
	Growth Fund		Value Fund		Growth Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	($102,336)	($611,923)	$2,777,351	$1,936,189	($487,570)	($756,331)
Net realized gain (loss)	9,680,848	24,368,399	8,413,645	23,115,458	5,480,550	28,556,914
Change in net unrealized appreciation (depreciation)	4,390,086	8,032,316	28,564,848	55,786,703	5,480,933	3,030,322
Increase (decrease) in net assets resulting from
operations	13,968,598	31,788,792	39,755,844	80,838,350	10,473,913	30,830,905
Distributions to shareholders
From net investment income
Class 1	—	—	(948,971)	(620,915)	—	—
Class NAV	—	—	(1,910,239)	(1,616,452)	—	—
From net realized gain
Class NAV	—	—	—	—	(25,396,482)	(29,330,242)
Total distributions	—	—	(2,859,210)	(2,237,367)	(25,396,482)	(29,330,242)
From Fund share transactions	(17,969,718)	(38,007,606)	(44,970,778)	(96,586,490)	2,909,997	(7,166,438)
Total increase (decrease)	(4,001,120)	(6,218,814)	(8,074,144)	(17,985,507)	(12,012,572)	(5,665,775)

Net assets

Beginning of year	109,424,357	115,643,171	330,107,763	348,093,270	109,921,637	115,587,412
End of year	$105,423,237	$109,424,357	$322,033,619	$330,107,763	$97,909,065	$109,921,637

Undistributed net investment income (loss)	($222,438)	($117,999)	$667,333	$764,020	($329,799)	—

The accompanying notes are an integral part of the financial statements.	356

John Hancock Funds II

Statements of Changes in Net Assets

			Strategic
			Equity
			Allocation	Total
	Spectrum Income Fund		Fund	Return Fund
	Year ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12[1]	8/31/12	8/31/11

From operations
Net investment income (loss)	$40,458,333	$39,497,641	$20,704,348	$56,311,300	$50,241,738
Net realized gain (loss)	16,640,200	24,944,661	(5,466,913)	66,541,075	33,900,548
Change in net unrealized appreciation
(depreciation)	28,288,926	(1,502,345)	57,138,320	50,982,955	(25,431,756)
Increase (decrease) in net assets resulting
from operations	85,387,459	62,939,957	72,375,755	173,835,330	58,710,530
Distributions to shareholders
From net investment income
Class 1	—	—	—	(9,437,545)	(13,414,248)
Class NAV	(49,987,872)	(48,463,287)	—	(50,851,740)	(74,016,507)
From net realized gain
Class 1	—	—	—	(1,511,589)	(16,745,862)
Class NAV	—	—	—	(8,076,581)	(92,324,636)
Total distributions	(49,987,872)	(48,463,287)	—	(69,877,455)	(196,501,253)
From Fund share transactions	29,198,216	142,885,645	3,062,820,502	56,887,780	240,014,751
Total increase (decrease)	64,597,803	157,362,315	3,135,196,257	160,845,655	102,224,028

Net assets

Beginning of year	994,092,001	836,729,686	—	2,282,678,511	2,180,454,483
End of year	$1,058,689,804	$994,092,001	$3,135,196,257	$2,443,524,166	$2,282,678,511

Undistributed net investment income (loss)	$7,935,927	$11,551,042	$20,392,841	$35,076,119	$33,268,569

	U.S. High Yield
	Bond Fund		Value Fund
	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/12	8/31/11	8/31/12	8/31/11

From operations
Net investment income (loss)	$41,126,594	$45,221,139	$1,693,730	$1,605,275
Net realized gain (loss)	5,625,877	28,118,667	19,261,956	11,963,814
Change in net unrealized appreciation (depreciation)	21,919,720	(26,187,170)	6,281,227	12,408,672
Increase (decrease) in net assets resulting from
operations	68,672,191	47,152,636	27,236,913	25,977,761
Distributions to shareholders
From net investment income
Class 1	(5,527,134)	(4,622,296)	—	—
Class NAV	(36,671,272)	(44,697,150)	(1,684,667)	(1,309,113)
From net realized gain
Class 1	(1,081,081)	—	—	—
Class NAV	(7,013,407)	—	(14,053,155)	(10,344,558)
Total distributions	(50,292,894)	(49,319,446)	(15,737,822)	(11,653,671)
From Fund share transactions	115,311,344	(221,227,398)	(26,418,882)	509,080
Total increase (decrease)	133,690,641	(223,394,208)	(14,919,791)	14,833,170

Net assets

Beginning of year	525,486,052	748,880,260	160,040,102	145,206,932
End of year	$659,176,693	$525,486,052	$145,120,311	$160,040,102

Undistributed net investment income (loss)	$7,427,781	$7,012,347	$1,138,703	$1,109,375

1 Period from 4-13-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	357

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Active Bond Fund
CLASS 1

08-31-2012	10.26	0.35	0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14[2]	0.68	0.68	3.45	65	89
08-31-2011	10.21	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59[2]	0.69	0.69	4.55	44	112
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88[2]	0.69	0.69	5.26	43	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68	0.71	0.71	6.10	33	90
08-31-2008	9.54	0.47	(0.40)	0.07	(0.49)	—	—	(0.49)	9.12	0.72	0.72	0.72	4.97	33	133

CLASS NAV

08-31-2012	10.25	0.36	0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20[2]	0.63	0.63	3.49	1,576	89
08-31-2011	10.20	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64[2]	0.64	0.64	4.61	1,193	112
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83[2]	0.64	0.64	5.30	788	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73	0.66	0.66	6.15	540	90
08-31-2008	9.53	0.47	(0.38)	0.09	(0.50)	—	—	(0.50)	9.12	0.88	0.67	0.67	5.02	554	133

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

All Cap Core Fund
CLASS NAV

08-31-2012	8.53	0.11	1.14	1.25	(0.10)	—	—	(0.10)	9.68	14.78[2]	0.81	0.81	1.19	530	287
08-31-2011	7.18	0.09	1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87[2]	0.81	0.80	0.98	601	197
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73[2]	0.81	0.81	1.01	516	196
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—[3]	—	(0.13)	7.21	(20.07)	0.83	0.83	1.52	472	186
08-31-2008	11.06	0.11	(1.31)	(1.20)	(0.13)	(0.51)	—	(0.64)	9.22	(11.50)	0.80	0.80	1.14	711	239

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Less than ($0.005) per share.

All Cap Value Fund
CLASS 1

08-31-2012	10.91	0.10	0.73	0.83	(0.07)	(0.72)	—	(0.79)	10.95	8.04[2]	0.86	0.86	0.89	99	99
08-31-2011	9.78	0.07	1.65	1.72	(0.05)	(0.54)	—	(0.59)	10.91	17.31[2]	0.87	0.87	0.60	101	59
08-31-2010	9.28	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.78	5.70[2]	0.92	0.92	0.25	83	86
08-31-2009	11.19	0.06	(1.72)	(1.66)	(0.06)	(0.19)	—	(0.25)	9.28	(14.42)	0.96	0.96	0.67	84	75
08-31-2008	17.26	0.09	(0.50)	(0.41)	(0.21)	(5.45)	—	(5.66)	11.19	(4.62)	0.97	0.97	0.73	25	76

CLASS NAV

08-31-2012	10.86	0.10	0.72	0.82	(0.07)	(0.72)	—	(0.79)	10.89	8.04[2]	0.81	0.81	0.96	684	99
08-31-2011	9.74	0.08	1.63	1.71	(0.05)	(0.54)	—	(0.59)	10.86	17.34[2]	0.82	0.82	0.67	594	59
08-31-2010	9.24	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.74	5.77[2]	0.87	0.87	0.32	339	86
08-31-2009	11.14	0.04	(1.68)	(1.64)	(0.07)	(0.19)	—	(0.26)	9.24	(14.34)	0.91	0.91	0.48	264	75
08-31-2008	17.21	0.10	(0.50)	(0.40)	(0.22)	(5.45)	—	(5.67)	11.14	(4.57)	0.92	0.92	0.78	69	76

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Alpha Opportunities Fund
CLASS NAV

08-31-2012	10.91	0.06	1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53[2]	1.01	1.01	0.59	1,205	151
08-31-2011	10.35	0.03	1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00[2]	1.02	1.01	0.26	1,533	164
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01[2]	1.04	1.04	0.28	1,113	171
08-31-2009[3]	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80[4]	1.08[5]	1.08[5]	0.42[5]	671	202

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. The inception date for Class NAV shares is 10-7-08. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	358

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Blue Chip Growth Fund
CLASS 1

08-31-2012	20.63	0.03	3.45	3.48	(0.02)	—	—	(0.02)	24.09	16.87[2]	0.86	0.83	0.12	606	27
08-31-2011	16.31	0.01	4.31	4.32	—[3]	—	—	—[3]	20.63	26.51[2]	0.86	0.82	0.03	489	40
08-31-2010	15.60	—[4]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65[2]	0.88	0.84	0.03	405	49
08-31-2009	19.07	0.03	(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)[2]	0.90	0.87	0.19	153	59
08-31-2008	20.98	0.05	(1.78)	(1.73)	(0.08)	(0.10)	—	(0.18)	19.07	(8.35)[2]	0.89	0.86	0.26	192	44

CLASS NAV

08-31-2012	20.62	0.04	3.44	3.48	(0.03)	—	—	(0.03)	24.07	16.89[2]	0.81	0.78	0.17	1,559	27
08-31-2011	16.30	0.02	4.31	4.33	(0.01)	—	—	(0.01)	20.62	26.58[2]	0.81	0.78	0.07	1,881	40
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70[2]	0.83	0.79	0.05	1,460	49
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)[2]	0.85	0.82	0.25	1,262	59
08-31-2008	20.97	0.06	(1.78)	(1.72)	(0.09)	(0.10)	—	(0.19)	19.06	(8.31)[2]	0.84	0.81	0.29	1,850	44

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Less than ($0.005) per share. 4. Less than $0.005 per share.

Capital Appreciation Fund
CLASS 1

08-31-2012	11.44	0.01	1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59[2]	0.78	0.78	0.11	439	52
08-31-2011	9.11	0.01	2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69[2]	0.78	0.78	0.06	371	67
08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27[2]	0.79	0.79	0.19	321	73
08-31-2009	10.14	0.02	(1.28)	(1.26)	(0.04)	—	—	(0.04)	8.84	(12.37)	0.81	0.81	0.32	53	78
08-31-2008	10.79	0.04	(0.66)	(0.62)	(0.03)	—	—	(0.03)	10.14	(5.80)	0.80	0.80	0.34	61	85

CLASS NAV

08-31-2012	11.45	0.02	1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72[2]	0.73	0.73	0.15	1,410	52
08-31-2011	9.12	0.01	2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72[2]	0.73	0.73	0.11	1,560	67
08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31[2]	0.74	0.74	0.20	1,194	73
08-31-2009	10.16	0.03	(1.30)	(1.27)	(0.04)	—	—	(0.04)	8.85	(12.39)	0.76	0.76	0.36	1,091	78
08-31-2008	10.80	0.04	(0.65)	(0.61)	(0.03)	—	—	(0.03)	10.16	(5.65)	0.75	0.75	0.41	973	85

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Capital Appreciation Value Fund
CLASS NAV

08-31-2012	9.76	0.16	1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75[3]	0.86	0.83	1.48	1,953	84
08-31-2011[2]	10.00	0.08	(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[3,4]	0.92[5]	0.88[5]	1.23[5]	433	44

1. Based on the average daily shares outstanding. 2. The inception date for Class NAV shares is 1-6-11. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized.

Core Bond Fund
CLASS 1

08-31-2012	13.36	0.26	0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41[2]	0.68	0.68	1.93	76	362
08-31-2011	13.76	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09[2]	0.68	0.67	2.64	15	536
08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99[2]	0.69	0.69	3.09	14	496
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71	0.76	0.76	4.20	10	571
08-31-2008	12.51	0.56	0.11	0.67	(0.59)	—	—	(0.59)	12.59	5.43	0.80	0.80	4.46	4	395

CLASS NAV

08-31-2012	13.35	0.28	0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39[2]	0.63	0.63	2.06	559	362
08-31-2011	13.75	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15[2]	0.63	0.62	2.69	560	536
08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13[2]	0.64	0.64	3.11	564	496
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69	0.71	0.71	4.29	411	571
08-31-2008	12.50	0.57	0.10	0.67	(0.59)	—	—	(0.59)	12.58	5.49	0.75	0.75	4.51	267	395

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

The accompanying notes are an integral part of the financial statements.	359

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Core Diversified Growth & Income Portfolio
CLASS 1

08-31-2012	9.41	0.17[2]	0.81	0.98	(0.21)	(0.03)	—	(0.24)	10.15	10.66[3]	0.26	0.12[4]	1.75[2]	33	58
08-31-2011	8.84	0.20[2]	0.87	1.07	(0.18)	(0.32)	—	(0.50)	9.41	12.04[3]	0.29	0.12[4]	2.06[2]	28	14
08-31-2010	8.50	0.20[2]	0.37	0.57	(0.19)	(0.04)	—	(0.23)	8.84	6.62[3]	0.30	0.11[4]	2.24[2]	23	58
08-31-2009	9.75	0.25[2]	(1.39)[5]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)[3]	1.04	0.06[4]	3.08[2]	12	6
08-31-2008[6]	10.00	0.02[2]	(0.27)	(0.25)	—	—	—	—	9.75	(2.50)[7]	15.51[8]	0.08[4,8]	1.43[2,8]	1	—[9]

1. Based on the average daily shares outstanding. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.33% – 0.63%, 0.34% – 0.56%, 0.48% – 1.17%, 0.49% – 1.31% and 0.49% – 1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and
8-31-08, respectively. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio. 6. The inception date for Class 1 shares is 7-1-08. 7. Not annualized. 8. Annualized.
9. Less than 1%.

Core Fundamental Holdings Portfolio
CLASS 1

08-31-2012	9.45	0.16[2]	0.68	0.84	(0.23)	(0.12)	—	(0.35)	9.94	9.12[3]	0.45	0.12[4]	1.72[2]	15	49
08-31-2011	9.09	0.21[2]	0.77	0.98	(0.19)	(0.43)	—	(0.62)	9.45	10.85[3]	0.44	0.12[4]	2.18[2]	12	30
08-31-2010	8.77	0.22[2]	0.38	0.60	(0.22)	(0.06)	—	(0.28)	9.09	6.83[3]	0.47	0.11[4]	2.44[2]	12	69
08-31-2009	9.78	0.26[2]	(1.13)[5]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)[3]	1.42	0.06[4]	3.12[2]	8	17
08-31-2008[6]	10.00	0.04[2]	(0.26)	(0.22)	—	—	—	—	9.78	(2.20)[3,7]	15.48[8]	0.08[4,8]	2.21[2,8]	1	—[9]

1. Based on the average daily shares outstanding. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.33% – 0.63%, 0.34% – 0.56%, 0.35% – 0.56%, 0.37% – 0.51% and 0.32% – 0.50% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and
8-31-08, respectively. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio. 6. The inception date for Class 1 shares is 7-1-08. 7. Not annualized. 8. Annualized.
9. Less than 1%.

Core Global Diversification Portfolio
CLASS 1

08-31-2012	9.26	0.17[2]	0.32	0.49	(0.23)	(0.05)	—	(0.28)	9.47	5.58[4]	0.25	0.12[3]	1.89[2]	34	53
08-31-2011	8.90	0.21[2]	0.61	0.82	(0.18)	(0.28)	—	(0.46)	9.26	9.20[4]	0.25	0.12[3]	2.18[2]	30	17
08-31-2010	8.54	0.20[2]	0.39	0.59	(0.19)	(0.04)	—	(0.23)	8.90	6.91[4]	0.33	0.11[3]	2.26[2]	24	60
08-31-2009	9.51	0.26[2]	(1.07)[5]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)[4]	1.55	0.06[3]	3.33[2]	8	11
08-31-2008[6]	10.00	0.03[2]	(0.52)	(0.49)	—	—	—	—	9.51	(4.90)[4,7]	15.70[8]	0.08[3,8]	1.92[2,8]	1	—[9]

1. Based on the average daily shares outstanding. 2. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.33% – 0.63%, 0.34% – 0.56%, 0.35% – 0.56%, 0.37% – 0.79%
and 0.33% – 0.71% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio. 6. The inception date for Class 1 shares is 7-1-08. 7. Not annualized. 8. Annualized.
9. Less than 1%.

Emerging Markets Debt Fund
CLASS A

08-31-2012	10.37	0.62	0.31	0.93	(0.64)	(0.20)	—	(0.84)	10.46	9.62[2,3]	1.99	1.35	6.12	13	191
08-31-2011	10.54	0.61	(0.03)	0.58	(0.68)	(0.07)	—	(0.75)	10.37	5.63[2,3]	1.82	1.35	5.82	12	123
08-31-2010[4]	10.00	0.34	0.58	0.92	(0.38)	—	—	(0.38)	10.54	9.36[2,3,5]	1.85[6]	1.25[6]	5.09[6]	13	112

CLASS I

08-31-2012	10.37	0.66	0.31	0.97	(0.68)	(0.20)	—	(0.88)	10.46	10.06[3]	1.64	0.95	6.52	3	191
08-31-2011	10.54	0.67	(0.04)	0.63	(0.73)	(0.07)	—	(0.80)	10.37	6.12[3]	1.41	0.88	6.28	3	123
08-31-2010[4]	10.00	0.36	0.58	0.94	(0.40)	—	—	(0.40)	10.54	9.62[3,5]	1.51[6]	0.88[6]	5.47[6]	3	112

1. Based on the average daily shares outstanding. 2. Does not reflect the effect of sales charges, if any. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Class A and Class I shares is 1-4-10. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	360

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Equity-Income Fund
CLASS 1

08-31-2012	13.56	0.31	1.91	2.22	(0.19)	—	—	(0.19)	15.59	16.55[2]	0.87	0.84	2.13	286	21
08-31-2011	12.05	0.25	1.46	1.71	(0.20)	—	—	(0.20)	13.56	14.13[2]	0.87	0.84	1.78	254	17
08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66[2]	0.89	0.86	1.84	140	13
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)[2]	0.91	0.88	2.73	139	46
08-31-2008	19.52	0.36	(2.52)	(2.16)	(0.32)	(0.93)	—	(1.25)	16.11	(11.83)[2]	0.89	0.86	2.06	163	30

CLASS NAV

08-31-2012	13.55	0.31	1.91	2.22	(0.20)	—	—	(0.20)	15.57	16.54[2]	0.82	0.79	2.18	1,254	21
08-31-2011	12.04	0.25	1.47	1.72	(0.21)	—	—	(0.21)	13.55	14.19[2]	0.82	0.79	1.79	1,269	17
08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80[2]	0.84	0.81	1.94	981	13
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)[2]	0.86	0.83	2.77	633	46
08-31-2008	19.51	0.37	(2.52)	(2.15)	(0.33)	(0.93)	—	(1.26)	16.10	(11.79)[2]	0.84	0.81	2.14	774	30

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Fundamental Global Franchise Fund
CLASS A

08-31-2012[2]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[3,4]	1.48[5]	1.48[5]	0.33[5]	—[6]	2

CLASS I

08-31-2012[2]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[3,4]	1.10[5]	1.10[5]	0.71[5]	—[6]	2

CLASS NAV

08-31-2012[2]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60[3,4]	0.99[5]	0.99[5]	0.95[5]	371	2

1. Based on the average daily shares outstanding. 2. The inception date for Class A, Class I and Class NAV shares is 6-29-12. 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. Not annualized. 5. Annualized. 6. Less than $500,000.

Fundamental Value Fund
CLASS NAV

08-31-2012	14.31	0.15	1.37	1.52	(0.13)	—	—	(0.13)	15.70	10.67[2]	0.79	0.79	1.03	1,049	14
08-31-2011	12.66	0.15	1.66	1.81	(0.16)	—	—	(0.16)	14.31	14.26[2]	0.80	0.80	1.02	1,530	18
08-31-2010	12.29	0.09	0.39	0.48	(0.11)	—	—	(0.11)	12.66	3.86[2]	0.80	0.80	0.71	1,348	26
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)	0.81	0.81	1.19	1,299	36
08-31-2008	17.56	0.15	(2.03)	(1.88)	(0.18)	(0.15)	—	(0.33)	15.35	(10.93)	0.80	0.80	0.93	1,533	14

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Global Bond Fund
CLASS 1

08-31-2012[2]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05[3]	0.86	0.86	2.67	92	109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86[3]	0.85	0.85	2.28	86	135
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42[3]	0.86	0.86	2.31	76	511
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02	0.87	0.87	3.98	59	448
08-31-2008	14.81	0.67	0.47	1.14	(0.78)	(0.12)	—	(0.90)	15.05	7.73	0.88	0.88	4.28	74	975

CLASS NAV

08-31-2012[2]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04[3]	0.81	0.81	2.73	654	109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94[3]	0.80	0.80	2.32	753	135
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45[3]	0.81	0.81	2.35	730	511
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14	0.82	0.82	4.00	586	448
08-31-2008	14.78	0.68	0.47	1.15	(0.79)	(0.12)	—	(0.91)	15.02	7.81	0.83	0.83	4.37	509	975

1. Based on the average daily shares outstanding. 2. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund
now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown.

The accompanying notes are an integral part of the financial statements.	361

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Global Real Estate Fund
CLASS NAV

08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85[2]	1.00	1.00	2.12	497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07[2]	1.01	1.01	1.69	495	107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84	1.06	1.06	2.06	450	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)	1.09	1.09	3.30	271	118
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)	1.07	1.07	1.95	608	68

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Health Sciences Fund
CLASS NAV

08-31-2012[2]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00[3,4]	1.12[5]	1.06[5]	(0.45)[5]	476	25

1. Based on the average daily shares outstanding. 2. The inception date for Class NAV shares is 9-30-11. 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. Not annualized. 5. Annualized.

Heritage Fund
CLASS NAV

08-31-2012	8.89	(0.02)	0.75	0.73	—	(1.94)	—	(1.94)	7.68	11.42[2]	0.91	0.91	(0.27)	132	80
08-31-2011	7.31	(0.01)	1.88	1.87	—	(0.29)	—	(0.29)	8.89	25.44[2]	0.90	0.90	(0.16)	167	102
08-31-2010	6.74	(0.03)	0.60	0.57	—	—	—	—	7.31	8.46[2]	0.92	0.92	(0.37)	215	201
08-31-2009	12.55	(0.02)	(4.32)	(4.34)	(0.02)	(1.45)	—	(1.47)	6.74	(33.26)	0.98	0.98	(0.31)	223	189
08-31-2008	14.37	(0.07)	(0.64)	(0.71)	—	(1.11)	—	(1.11)	12.55	(6.15)	0.98	0.98	(0.52)	114	154

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

High Income Fund
CLASS NAV

08-31-2012	7.32	0.49	0.31	0.80	(0.52)	—	—	(0.52)	7.60	11.67[2]	0.75	0.75	6.74	406	70
08-31-2011	7.82	0.57	(0.52)	0.05	(0.55)	—	—	(0.55)	7.32	0.01[2]	0.73	0.73	6.71	346	55
08-31-2010	6.38	0.77	1.61	2.38	(0.94)	—	—	(0.94)	7.82	38.61[2]	0.71	0.71	10.11	509	44
08-31-2009	7.98	0.65	(1.34)	(0.69)	(0.91)	—	—	(0.91)	6.38	(5.78)	0.73	0.73	12.15	414	68
08-31-2008	10.61	0.79	(2.24)	(1.45)	(0.74)	(0.44)	—	(1.18)	7.98	(14.76)	0.72	0.72	8.80	447	53

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

High Yield Fund
CLASS 1

08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67[2]	0.76	0.76	7.99	367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30[2]	0.76	0.76	7.60	325	104
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92[2]	0.75	0.75	9.09	82	81
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66	0.76	0.76	11.73	60	73
08-31-2008	9.92	0.84	(1.04)	(0.20)	(0.83)	(0.08)	—	(0.91)	8.81	(2.33)	0.75	0.75	8.98	43	59

CLASS NAV

08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70[2]	0.71	0.71	8.04	565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42[2]	0.71	0.71	7.67	565	104
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99[2]	0.70	0.70	9.15	910	81
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62	0.71	0.71	12.18	906	73
08-31-2008	9.87	0.84	(1.03)	(0.19)	(0.83)	(0.08)	—	(0.91)	8.77	(2.18)	0.70	0.70	9.04	1,511	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

International Growth Opportunities Fund
CLASS NAV

08-31-2012[2]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70[3,4]	1.08[5]	1.08[5]	0.77[5]	491	1

1. Based on the average daily shares outstanding. 2. Period from 7-19-12 (commencement of operations) to 8-31-12. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	362

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

International Growth Stock Fund
CLASS NAV

08-31-2012	10.61	0.15	0.25	0.40	(0.12)	—[3]	—	(0.12)	10.89	3.87[4]	0.96	0.96	1.43	428	30
08-31-2011[2]	10.00	0.19	0.43	0.62	(0.01)	—[3]	—	(0.01)	10.61	6.21[4,5]	0.99[6]	0.99[6]	1.79[6]	278	27

1. Based on the average daily shares outstanding. 2. The inception date for Class NAV shares is 9-16-10. 3. Less than ($0.005) per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

International Opportunities Fund
CLASS 1

08-31-2012	12.64	0.12	(0.30)	(0.18)	—	—	—	—	12.46	(1.42)[2]	1.01	1.00	0.97	58	94
08-31-2011	11.93	0.06	0.97	1.03	(0.32)	—	—	(0.32)	12.64	8.41[2]	1.02	1.02	0.40	75	106
08-31-2010	11.95	0.11	(0.01)	0.10	(0.12)	—	—	(0.12)	11.93	0.76[2]	1.01	1.01	0.87	82	142
08-31-2009	15.16	0.12	(3.20)	(3.08)	(0.13)	—	—	(0.13)	11.95	(20.11)	1.03	1.03	1.20	29	121
08-31-2008	19.32	0.24	(1.67)	(1.43)	(0.25)	(2.48)	—	(2.73)	15.16	(10.51)	1.04	1.04	1.36	32	111

CLASS NAV

08-31-2012	12.67	0.12	(0.30)	(0.18)	—	—	—	—	12.49	(1.42)[2]	0.96	0.95	0.93	65	94
08-31-2011	11.96	0.07	0.97	1.04	(0.33)	—	—	(0.33)	12.67	8.43[2]	0.97	0.97	0.48	529	106
08-31-2010	11.97	0.11	—[3]	0.11	(0.12)	—	—	(0.12)	11.96	0.89[2]	0.96	0.96	0.90	721	142
08-31-2009	15.19	0.13	(3.21)	(3.08)	(0.14)	—	—	(0.14)	11.97	(20.06)	0.98	0.98	1.26	708	121
08-31-2008	19.36	0.25	(1.68)	(1.43)	(0.26)	(2.48)	—	(2.74)	15.19	(10.50)	0.99	0.99	1.38	844	111

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Less than $0.005 per share.

International Small Cap Fund
CLASS 1

08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)[2]	1.22	1.20	1.72	98	25
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74[2]	1.20	1.19	1.27	122	28
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73[2]	1.22	1.22	1.00	125	21
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)	1.23	1.23	2.16	116	49
08-31-2008	24.53	0.31	(5.42)	(5.11)	(0.63)	(3.08)	—	(3.71)	15.71	(23.67)	1.18	1.18	1.61	47	29

CLASS NAV

08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)[2]	1.17	1.15	1.82	250	25
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87[2]	1.15	1.14	1.37	185	28
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78[2]	1.17	1.17	1.11	154	21
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)	1.18	1.18	2.43	120	49
08-31-2008	24.53	0.34	(5.42)	(5.08)	(0.65)	(3.08)	—	(3.73)	15.72	(23.58)	1.13	1.13	1.79	295	29

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

International Small Company Fund
CLASS NAV

08-31-2012	8.15	0.14	(0.55)	(0.41)	(0.15)	—	—	(0.15)	7.59	(4.87)[2]	1.09	1.09	1.91	250	9
08-31-2011	7.08	0.14	1.08	1.22	(0.15)	—	—	(0.15)	8.15	17.11[2]	1.09	1.09	1.61	191	14
08-31-2010	7.11	0.08	0.20	0.28	(0.31)	—	—	(0.31)	7.08	3.87[2]	1.12	1.12	1.11	151	28
08-31-2009	8.49	0.11	(1.24)	(1.13)	(0.10)	(0.15)	—	(0.25)	7.11	(12.23)	1.09	1.09	2.03	125	21
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)	1.10	1.10	1.66	404	11

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

International Value Fund
CLASS 1

08-31-2012	13.59	0.37	(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)[2]	0.97	0.91	2.92	223	22
08-31-2011	12.62	0.35	0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49[2]	0.97	0.95	2.39	254	29
08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)[2]	0.98	0.96	2.04	259	19
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)[2]	0.98	0.96	2.69	294	26
08-31-2008	19.73	0.55	(3.25)	(2.70)	(0.36)	(0.99)	—	(1.35)	15.68	(15.08)[2]	0.99	0.98	3.07	372	21

CLASS NAV

08-31-2012	13.56	0.39	(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)[2]	0.92	0.86	3.07	1,122	22
08-31-2011	12.59	0.36	0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55[2]	0.92	0.90	2.47	897	29
08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)[2]	0.93	0.91	2.19	900	19
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)[2]	0.93	0.91	2.78	854	26
08-31-2008	19.70	0.53	(3.23)	(2.70)	(0.37)	(0.99)	—	(1.36)	15.64	(15.09)[2]	0.94	0.92	2.94	1,053	21

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

The accompanying notes are an integral part of the financial statements.	363

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Investment Quality Bond Fund
CLASS 1

08-31-2012	12.59	0.30	0.69	0.99	(0.35)	—[2]	—	(0.35)	13.23	8.01[3]	0.68	0.68	2.35	87	66
08-31-2011	12.59	0.39	0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71[3]	0.68	0.68	3.19	73	70
08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38[3]	0.71	0.71	3.98	79	17
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)	—	(0.64)	11.87	8.16	0.75	0.75	4.45	64	35
08-31-2008	11.70	0.54	(0.02)	0.52	(0.60)	—	—	(0.60)	11.62	4.52	0.76	0.76	4.61	54	81

CLASS NAV

08-31-2012	12.57	0.31	0.69	1.00	(0.35)	—[2]	—	(0.35)	13.22	8.16[3]	0.63	0.63	2.39	375	66
08-31-2011	12.58	0.40	0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69[3]	0.63	0.63	3.25	383	70
08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44[3]	0.66	0.66	4.00	261	17
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)	—	(0.64)	11.86	8.23	0.70	0.70	4.47	122	35
08-31-2008	11.69	0.55	(0.02)	0.53	(0.61)	—	—	(0.61)	11.61	4.57	0.71	0.71	4.66	149	81

1. Based on the average daily shares outstanding. 2. Less than ($0.005) per share. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Mid Cap Growth Index Fund
CLASS 1

08-31-2012	11.12	0.01	0.95	0.96	(0.01)	(0.17)	—	(0.18)	11.90	8.77[2]	0.71	0.64	0.10	37	31
08-31-2011	8.82	—[3]	2.32	2.32	(0.02)	—	—	(0.02)	11.12	26.30[2]	0.66	0.65	—[4]	36	56
08-31-2010[5]	10.00	—[3]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[2,6]	0.84[7]	0.65[7]	0.04[7]	—[8]	42

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Less than $0.005 per share.
4. Less than 0.005%. 5. The inception date for Class 1 shares is 4-30-10. 6. Not annualized. 7. Annualized. 8. Less than $500,000.

Mid Cap Stock Fund
CLASS 1

08-31-2012	16.79	(0.06)	1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62[2]	0.92	0.92	(0.33)	311	120
08-31-2011	13.61	(0.06)	3.24	3.18	—	—	—	—	16.79	23.37[2]	0.93	0.93	(0.33)	338	120
08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32[2]	0.93	0.93	(0.23)	279	123
08-31-2009	16.90	—[3]	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)	0.94	0.94	0.01	266	159
08-31-2008	19.00	(0.03)	(0.74)	(0.77)	—	(1.33)	—	(1.33)	16.90	(4.91)	0.93	0.93	(0.16)	379	125

CLASS NAV

08-31-2012	16.84	(0.05)	1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65[2]	0.87	0.87	(0.28)	687	120
08-31-2011	13.64	(0.05)	3.25	3.20	—	—	—	—	16.84	23.46[2]	0.88	0.88	(0.28)	518	120
08-31-2010	12.47	(0.03)	1.20	1.17	—[3]	—	—	—[3]	13.64	9.40[2]	0.88	0.88	(0.18)	508	123
08-31-2009	16.93	—[3]	(4.46)	(4.46)	—[3]	—	—	—[3]	12.47	(26.30)	0.89	0.89	0.04	447	159
08-31-2008	19.03	(0.01)	(0.76)	(0.77)	—[3]	(1.33)	—	(1.33)	16.93	(4.90)	0.88	0.88	(0.08)	348	125

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Less than $0.005 per share.

Mid Cap Value Equity Fund
CLASS NAV

08-31-2012	9.15	0.10	0.84	0.94	(0.08)	(0.60)	—	(0.68)	9.41	11.09[2]	0.94	0.94	1.08	74	52
08-31-2011	7.88	0.06	1.27	1.33	(0.06)	—	—	(0.06)	9.15	16.79[2]	0.93	0.93	0.61	132	61
08-31-2010	7.38	0.07	0.51	0.58	(0.08)	—	—	(0.08)	7.88	7.85[2]	0.92	0.92	0.87	149	60
08-31-2009	9.86	0.10	(2.30)	(2.20)	(0.08)	(0.20)	—	(0.28)	7.38	(21.56)	0.95	0.95	1.61	162	37
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)	0.97	0.97	0.69	91	53

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Mid Cap Value Index Fund
CLASS 1

08-31-2012	9.93	0.16	1.17	1.33	(0.17)	—	—	(0.17)	11.09	13.52[3]	0.72	0.65	1.54	32	33
08-31-2011	8.63	0.16	1.25	1.41	(0.11)	—	—	(0.11)	9.93	16.28[3]	0.66	0.65	1.51	29	41
08-31-2010[2]	10.00	0.05	(1.42)	(1.37)	—	—	—	—	8.63	(13.70)[3,4]	0.83[5]	0.65[5]	1.51[5]	—[6]	39

1. Based on the average daily shares outstanding. 2. The inception date for Class 1 shares is 4-30-10. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $500,000.

The accompanying notes are an integral part of the financial statements.	364

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Mid Value Fund
CLASS NAV

08-31-2012	13.87	0.13	1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60[2]	1.05	0.99	1.02	599	54
08-31-2011	13.11	0.11	1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64[2]	1.04	0.99	0.73	389	50
08-31-2010	12.61	0.26[3]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28[2]	1.05	1.00	1.93[3]	391	50
08-31-2009[4]	10.00	0.05	2.56	2.61	—	—	—	—	12.61	26.10[2,5]	1.10[6]	1.05[6]	0.64[6]	301	30

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Net investment income
(loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.18 and 1.35%, respectively. 4. The inception date for Class NAV shares is 1-2-09. 5. Not annualized. 6. Annualized.

Mutual Shares Fund
CLASS NAV

08-31-2012	10.35	0.19	1.21	1.40	(0.13)	(0.15)	—	(0.28)	11.47	13.92[2]	1.03	1.02	1.80	375	42
08-31-2011[3]	10.00	0.16	0.20	0.36	—	(0.01)	—	(0.01)	10.35	3.59[2,4]	1.05[5]	1.05[5]	1.51[5]	449	33

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. The inception date for Class
NAV shares is 9-16-10. 4. Not annualized. 5. Annualized.

Real Estate Equity Fund
CLASS NAV

08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31[2]	0.93	0.89	1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76[2]	0.91	0.87	0.89	181	19
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54[2]	0.92	0.88	1.55	305	40
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)[2]	0.93	0.90	3.81	209	75
08-31-2008	10.82	0.20	(1.24)	(1.04)	(0.12)	(1.14)	—	(1.26)	8.52	(9.91)[2]	0.91	0.87	2.20	264	27

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Real Estate Securities Fund
CLASS 1

08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36[2]	0.79	0.79	1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49[2]	0.79	0.79	1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94[2]	0.80	0.80	2.13	352	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)	0.84	0.84	3.30	75	119
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)	0.82	0.82	2.18	113	74

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Real Return Bond Fund
CLASS 1

08-31-2012[2]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88[3]	0.81	0.81	2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03[3]	0.80	0.80	3.24	121	400
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90[3]	0.77	0.77	2.09	94	354
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99	0.79	0.79	3.59	60	628
08-31-2008	13.17	0.60	1.03	1.63	(0.65)	—	—	(0.65)	14.15	12.64	0.80	0.80	4.26	46	992

CLASS NAV

08-31-2012[2]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96[3]	0.76	0.76	2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01[3]	0.75	0.75	3.30	521	400
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99[3]	0.72	0.72	2.15	991	354
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11	0.74	0.74	3.72	1,058	628
08-31-2008	13.07	0.60	1.02	1.62	(0.66)	—	—	(0.66)	14.03	12.63	0.75	0.75	4.30	819	992

1. Based on the average daily shares outstanding. 2. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund
now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown.

The accompanying notes are an integral part of the financial statements.	365

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Redwood Fund
CLASS NAV

08-31-2012[2]	10.00	0.04	0.77	0.81	(0.01)	(0.02)	—	(0.03)	10.78	8.09[3,4]	1.16[5]	1.16[5]	0.41[5]	428	95

1. Based on the average daily shares outstanding. 2. The inception date for Class NAV shares is 9-29-11. 3. Total returns would have been lower had certain expenses not been reduced during the period shown. 4. Not annualized. 5. Annualized.

Retirement Choices at 2010 Portfolio
CLASS R4

08-31-2012[2]	10.96	0.04[3]	0.20	0.24	—	—	—	—	11.20	2.19[4,5]	20.84[6]	0.69[6,7]	1.06[3,6]	—[8]	148

CLASS 1

08-31-2012	10.75	0.20[3]	0.43	0.63	(0.17)	—[9]	—	(0.17)	11.21	5.96[4]	0.35	0.33[7]	1.83[3]	197	148
08-31-2011	10.37	0.29[3]	0.24	0.53	(0.10)	(0.05)	—	(0.15)	10.75	5.19[4]	0.44	0.16[7]	2.82[3]	52	109
08-31-2010[10]	10.00	0.09[3]	0.28	0.37	—	—	—	—	10.37	3.70[4,5]	308.90[6]	0.16[6,7]	2.55[3,6]	—[8]	—

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively. 8. Less than $500,000. 9. Less than ($0.005) per share. 10. The inception date for Class 1 shares is 4-30-10.

Retirement Choices at 2015 Portfolio
CLASS R4

08-31-2012[2]	11.03	0.04[3]	0.19	0.23	—	—	—	—	11.26	2.09[4,5]	20.89[6]	0.66[6,7]	1.04[3,6]	—[8]	133

CLASS 1

08-31-2012	10.68	0.19[3]	0.54	0.73	(0.15)	—[9]	—	(0.15)	11.26	6.92[4]	0.32	0.31[7]	1.79[3]	293	133
08-31-2011	10.03	0.23[3]	0.55	0.78	(0.09)	(0.04)	—	(0.13)	10.68	7.85[4]	0.41	0.16[7]	2.21[3]	70	26
08-31-2010[10]	10.00	0.07[3]	(0.04)	0.03	—	—	—	—	10.03	0.30[4,5]	315.94[6]	0.16[6,7]	1.96[3,6]	—[8]	—

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively. 8. Less than $500,000. 9. Less than ($0.005) per share. 10. The inception date for Class 1 shares is 4-30-10.

Retirement Choices at 2020 Portfolio
CLASS R4

08-31-2012[2]	11.13	0.03[3]	0.15	0.18	—	—	—	—	11.31	1.62[4,5]	21.05[6]	0.60[6,7]	0.76[3,6]	—[8]	127

CLASS 1

08-31-2012	10.54	0.17[3]	0.74	0.91	(0.15)	—[9]	—	(0.15)	11.30	8.75[4]	0.28	0.29[7]	1.62[3]	448	127
08-31-2011	9.70	0.17[3]	0.81	0.98	(0.11)	(0.03)	—	(0.14)	10.54	10.13[4]	0.32	0.16[7]	1.60[3]	105	12
08-31-2010[10]	10.00	0.05[3]	(0.35)	(0.30)	—	—	—	—	9.70	(3.00)[4,5]	323.16[6]	0.16[6,7]	1.41[3,6]	—[8]	—

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively. 8. Less than $500,000. 9. Less than ($0.005) per share. 10. The inception date for Class 1 shares is 4-30-10.

Retirement Choices at 2025 Portfolio
CLASS R4

08-31-2012[2]	11.18	0.02[3]	0.11	0.13	—	—	—	—	11.31	1.16[4,5]	21.16[6]	0.55[6,7]	0.49[3,6]	—[8]	123

CLASS 1

08-31-2012	10.42	0.16[3]	0.86	1.02	(0.15)	—[9]	—	(0.15)	11.29	9.96[4]	0.25	0.26[7]	1.47[3]	519	123
08-31-2011	9.40	0.12[3]	1.06	1.18	(0.14)	(0.02)	—	(0.16)	10.42	12.57[4]	0.30	0.16[7]	1.20[3]	123	14
08-31-2010[10]	10.00	0.03[3]	(0.63)	(0.60)	—	—	—	—	9.40	(6.00)[4,5]	329.87[6]	0.16[6,7]	0.89[3,6]	—[8]	—

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively. 8. Less than $500,000. 9. Less than ($0.005) per share. 10. The inception date for Class 1 shares is 4-30-10.

The accompanying notes are an integral part of the financial statements.	366

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Retirement Choices at 2030 Portfolio
CLASS R4

08-31-2012[2]	11.21	0.01[3]	0.07	0.08	—	—	—	—	11.29	0.71[4,5]	21.28[6]	0.52[6,7]	0.33[3,6]	—[8]	122

CLASS 1

08-31-2012	10.34	0.14[3]	0.94	1.08	(0.16)	—[9]	—	(0.16)	11.26	10.54[4]	0.24	0.24[7]	1.34[3]	433	122
08-31-2011	9.25	0.09[3]	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56[4]	0.35	0.16[7]	0.88[3]	91	10
08-31-2010[10]	10.00	0.02[3]	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[4,5]	333.40[6]	0.16[6,7]	0.63[3,6]	—[8]	—

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively. 8. Less than $500,000. 9. Less than ($0.005) per share. 10. The inception date for Class 1 shares is 4-30-10.

Retirement Choices at 2035 Portfolio
CLASS R4

08-31-2012[2]	11.23	0.01[3]	0.05	0.06	—	—	—	—	11.29	0.53[4,5]	21.34[6]	0.49[6,7]	0.25[3,6]	—[8]	128

CLASS 1

08-31-2012	10.30	0.14[3]	0.98	1.12	(0.16)	—[9]	—	(0.16)	11.26	10.98[4]	0.24	0.23[7]	1.28[3]	345	128
08-31-2011	9.15	0.07[3]	1.24	1.31	(0.14)	(0.02)	—	(0.16)	10.30	14.25[4]	0.40	0.16[7]	0.72[3]	75	13
08-31-2010[10]	10.00	0.01[3]	(0.86)	(0.85)	—	—	—	—	9.15	(8.50)[4,5]	335.74[6]	0.16[6,7]	0.46[6,3]	—[8]	—

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively. 8. Less than $500,000. 9. Less than ($0.005) per share. 10. The inception date for Class 1 shares is 4-30-10.

Retirement Choices at 2040 Portfolio
CLASS R4

08-31-2012[2]	11.23	0.01[3]	0.05	0.06	—	—	—	—	11.29	0.53[4,5]	21.37[6]	0.49[6,7]	0.20[3,6]	—[8]	124

CLASS 1

08-31-2012	10.28	0.14[3]	0.98	1.12	(0.15)	—[9]	—	(0.15)	11.25	11.09[4]	0.25	0.23[7]	1.28[3]	227	124
08-31-2011	9.12	0.06[3]	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.49[4]	0.54	0.16[7]	0.55[3]	50	12
08-31-2010[10]	10.00	0.01[3]	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[4,5]	336.54[6]	0.16[6,7]	0.39[3,6]	—[8]	—

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively. 8. Less than $500,000. 9. Less than ($0.005) per share. 10. The inception date for Class 1 shares is 4-30-10.

Retirement Choices at 2045 Portfolio
CLASS R4

08-31-2012[2]	11.23	0.01[3]	0.04	0.05	—	—	—	—	11.28	0.45[4,5]	21.41[6]	0.49[6,7]	0.21[3,6]	—[9]	124

CLASS 1

08-31-2012	10.28	0.14[3]	0.99	1.13	(0.16)	—[10]	—	(0.16)	11.25	11.16[4]	0.26	0.23[7]	1.30[3]	169	124
08-31-2011	9.12	0.06[3]	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.45[4]	0.55	0.16[7]	0.54[3]	44	5
08-31-2010[8]	10.00	0.01[3]	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[4,5]	336.54[6]	0.16[6,7]	0.39[3,6]	—[9]	—

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively. 8. The inception date for Class 1 shares is 4-30-10. 9. Less than $500,000. 10. Less than ($0.005) per share.

The accompanying notes are an integral part of the financial statements.	367

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Retirement Choices at 2050 Portfolio
CLASS R4

08-31-2012[2]	10.00	0.01[3]	0.05	0.06	—	—	—	—	10.06	0.60[4,5]	21.46[6]	0.48[6,7]	0.23[3,6]	—[8]	132

CLASS 1

08-31-2012	9.14	0.11[3]	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30[4]	0.38	0.23[7]	1.14	87	132
08-31-2011[9]	10.00	—[3,10]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[5]	4.34[6]	0.16[6,7]	(0.08)[6]	11	—[11]

1. Based on the average daily shares outstanding. 2. The inception date for Class R4 shares is 5-1-12. 3. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63% and 0.48% – 0.56% for the periods ended
8-31-12 and 8-31-11, respectively. 8. Less than $500,000. 9. The inception date for Class 1 shares is 4-29-11. 10. Less than ($0.005) per share. 11. Less than 0.5%.

Short Term Government Income Fund
CLASS NAV

08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26[2]	0.64	0.63	0.99	189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16[2]	0.64	0.63[3]	1.13	140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78[2]	0.68	0.64	1.22	136	137
08-31-2009[4]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40[2,5]	1.21[6]	0.65[6]	2.02[6]	25	177

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Includes the impact of expense recapture which amounted to less than 0.01% of average net assets. See Note 5. 4. The inception date for Class NAV shares is 1-2-09. 5. Not annualized. 6. Annualized.

Small Cap Growth Fund
CLASS NAV

08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54[2]	1.12	1.12	(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62[2]	1.12	1.12	(0.64)	150	144
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32[2]	1.13	1.13	(0.75)	149	143
08-31-2009[3]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[4]	1.18[5]	1.18[5]	(0.59)[5]	122	214

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. The inception date for Class
NAV shares is 9-10-08. 4. Not annualized. 5. Annualized.

Small Cap Opportunities Fund
CLASS 1

08-31-2012	20.02	0.02	2.73	2.75	(0.05)	—	—	(0.05)	22.72	13.76[2]	1.12	1.03	0.11	54	30
08-31-2011	16.16	0.02	3.84	3.86	—	—	—	—	20.02	23.89[2]	1.11	1.02	0.10	58	34
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90[2]	1.12	1.04	(0.06)	48	33
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)[2]	1.21	1.16	0.49	45	98
08-31-2008	23.45	0.35	(4.53)	(4.18)	(0.33)	(0.07)	—	(0.40)	18.87	(18.09)[2]	1.11	1.11	1.62	25	81

CLASS NAV

08-31-2012	19.94	0.03	2.72	2.75	(0.06)	—	—	(0.06)	22.63	13.82[2]	1.07	0.98	0.16	101	30
08-31-2011	16.09	0.03	3.82	3.85	—	—	—	—	19.94	23.93[2]	1.06	0.97	0.16	94	34
08-31-2010	15.07	—[3]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98[2]	1.07	0.99	(0.01)	105	33
08-31-2009	18.79	0.09	(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)[2]	1.16	1.11	0.68	54	98
08-31-2008	23.35	0.47	(4.62)	(4.15)	(0.34)	(0.07)	—	(0.41)	18.79	(18.04)[2]	1.06	1.06	1.68	97	81

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Less than ($0.005) per share.

Small Cap Value Fund
CLASS NAV

08-31-2012	15.81	0.17	1.78	1.95	(0.06)	(1.13)	—	(1.19)	16.57	12.84[2]	1.11	1.11	1.05	126	18
08-31-2011	13.72	0.10	2.75	2.85	(0.10)	(0.66)	—	(0.76)	15.81	20.54[2]	1.11	1.11	0.61	149	16
08-31-2010	12.50	0.07	1.39	1.46	(0.06)	(0.18)	—	(0.24)	13.72	11.72[2]	1.14	1.14	0.51	131	22
08-31-2009[3]	10.00	0.03	2.47	2.50	—	—	—	—	12.50	25.00[2,4]	1.32[5]	1.32[5]	0.33[5]	79	9

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. The inception date for Class
NAV shares is 12-16-08. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	368

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Small Company Growth Fund
CLASS NAV

08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19[2]	1.08	1.08	(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67[2]	1.07	1.07	(0.44)	109	46
08-31-2010	9.51	(0.03)[3]	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09[2]	1.11	1.11	(0.31)[3]	116	35
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)	1.13	1.13	(0.24)	122	58
08-31-2008	13.09	(0.07)	(0.77)	(0.84)	—	(0.30)	—	(0.30)	11.95	(6.57)	1.10	1.10	(0.54)	169	38

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Net investment income
(loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.02 and 0.22%, respectively.

Small Company Value Fund
CLASS 1

08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37[2]	1.13	1.08	0.79	109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91[2]	1.12	1.07	0.42	112	13
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34[2]	1.12	1.07	0.42	98	26
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)[2]	1.13	1.08	0.77	101	23
08-31-2008	25.81	0.13	0.12	0.25	(0.04)	(1.11)	—	(1.15)	24.91	1.15[2]	1.12	1.07	0.52	134	22

CLASS NAV

08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42[2]	1.08	1.03	0.85	213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97[2]	1.07	1.02	0.48	218	13
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39[2]	1.07	1.02	0.47	251	26
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)[2]	1.08	1.03	0.84	262	23
08-31-2008	25.79	0.14	0.12	0.26	(0.05)	(1.11)	—	(1.16)	24.89	1.20[2]	1.07	1.02	0.58	418	22

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Smaller Company Growth Fund
CLASS NAV

08-31-2012	10.72	(0.04)	0.86	0.82	—	(2.47)	—	(2.47)	9.07	10.17[2]	1.16	1.02	(0.44)	98	83
08-31-2011	10.84	(0.07)	2.88	2.81	—	(2.93)	—	(2.93)	10.72	24.23[2]	1.14	1.01	(0.54)	110	87
08-31-2010	10.38	(0.05)	0.51	0.46	—	—	—	—	10.84	4.43[2]	1.13	1.00	(0.43)	116	86
08-31-2009[3]	10.00	(0.04)	0.42	0.38	—	—	—	—	10.38	3.80[2,4]	1.29[5]	1.17[5]	(0.47)[5]	158	70

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. The inception date for Class
NAV shares is 10-7-08. 4. Not annualized. 5. Annualized.

Spectrum Income Fund
CLASS NAV

08-31-2012	10.70	0.41	0.47	0.88	(0.52)	—	—	(0.52)	11.06	8.52[2]	0.79	0.76	3.86	1,059	69
08-31-2011	10.53	0.43	0.28	0.71	(0.54)	—	—	(0.54)	10.70	6.91[2]	0.79	0.76	3.99	994	74
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58[2]	0.79	0.76	4.55	837	79
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85[2]	0.83	0.81	5.27	901	73
08-31-2008	10.51	0.48	(0.26)	0.22	(0.50)	(0.14)	—	(0.64)	10.09	2.06[2]	0.86	0.83	4.62	1,065	67

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

Strategic Equity Allocation Fund
CLASS NAV

08-31-2012[2]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10[3,4]	0.68[5]	0.51[5]	1.93[5]	3,135	6

1. Based on the average daily shares outstanding. 2. The inception date for Class NAV shares is 4-13-12. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	369

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Total Return Fund
CLASS 1

08-31-2012[2]	14.11	0.33	0.68	1.01	(0.36)	(0.06)	—	(0.42)	14.70	7.38[3]	0.78	0.78	2.32	410	193
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43[3]	0.78	0.78	2.12	363	417
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22[3]	0.77	0.77	1.99	349	379
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65	0.78	0.78	3.81	234	289
08-31-2008	13.79	0.61	0.44	1.05	(0.68)	(0.05)	—	(0.73)	14.11	7.78[3]	0.79	0.79	4.32	160	121

CLASS NAV

08-31-2012[2]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37[3]	0.73	0.73	2.37	2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49[3]	0.73	0.73	2.16	1,920	417
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22[3]	0.72	0.72	2.02	1,832	379
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75	0.73	0.73	3.91	1,547	289
08-31-2008	13.75	0.62	0.45	1.07	(0.69)	(0.05)	—	(0.74)	14.08	7.93[3]	0.74	0.74	4.37	1,680	121

1. Based on the average daily shares outstanding. 2. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund
now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by less than $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by less than 0.005%. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown.

U.S. High Yield Bond Fund
CLASS 1

08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11[2]	0.82	0.82	6.86	95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77[2]	0.82	0.82	7.11	67	53
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57[2]	0.81	0.81	7.84	52	34
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—	—	(0.92)	11.74	6.40	0.82	0.82	9.59	34	48
08-31-2008	12.87	0.92	(0.76)	0.16	(0.94)	—[3]	—	(0.94)	12.09	1.25	0.82	0.82	7.43	6	59

CLASS NAV

08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18[2]	0.77	0.77	6.91	564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74[2]	0.77	0.77	7.17	458	53
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63[2]	0.76	0.76	7.89	697	34
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46	0.77	0.77	9.56	743	48
08-31-2008	12.87	0.93	(0.77)	0.16	(0.94)	—[3]	—	(0.94)	12.09	1.31	0.77	0.77	7.48	523	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown. 3. Less than ($0.005) per share.

Value Fund
CLASS NAV

08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28[2]	0.79	0.79	1.05	145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42[2]	0.80	0.79	0.88	160	41
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40[2]	0.80	0.80	1.02	145	60
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)	0.87	0.87	1.24	122	59
08-31-2008	11.43	0.08	(1.20)	(1.12)	(0.06)	(0.72)	—	(0.78)	9.53	(10.48)[2]	1.08	0.99	0.79	26	76

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the periods shown.

The accompanying notes are an integral part of the financial statements.	370

John Hancock Funds II

Notes to Financial Statements

1. ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the Funds), fifty-nine of which are presented in this report.

The Funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R4 shares are available only to certain retirement plans. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Retirement Choices and Retirement Living Portfolios, and other affiliated John Hancock funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, state registration fees, printing and postage and transfer agent fees for each class may differ. Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, and Retirement Choices at 2010 Portfolio, Retirement Choices at 2015 Portfolio, Retirement Choices at 2020 Portfolio, Retirement Choices at 2025 Portfolio, Retirement Choices at 2030 Portfolio, Retirement Choices at 2035 Portfolio, Retirement Choices at 2040 Portfolio, Retirement Choices at 2045 Portfolio and Retirement Choices at 2050 Portfolio (Retirement Choices Portfolios) are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments.

The accounting policies of the underlying funds of the Funds are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 or online at jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C.

Redwood Fund commenced operations on September 29, 2011. Health Sciences Fund commenced operations on September 30, 2011. Strategic Equity Allocation Fund commenced operations on April 13, 2012. Fundamental Global Franchise Fund commenced operations on June 29, 2012. International Growth Opportunities Fund commenced operations on July 19, 2012.

Effective May 1, 2012, the Retirement Choices Portfolios changed their names from the Retirement Portfolios as follows:

New Portfolio Name	Old Portfolio Name

Retirement Choices at 2010 Portfolio	Retirement 2010 Portfolio
Retirement Choices at 2015 Portfolio	Retirement 2015 Portfolio
Retirement Choices at 2020 Portfolio	Retirement 2020 Portfolio
Retirement Choices at 2025 Portfolio	Retirement 2025 Portfolio
Retirement Choices at 2030 Portfolio	Retirement 2030 Portfolio
Retirement Choices at 2035 Portfolio	Retirement 2035 Portfolio
Retirement Choices at 2040 Portfolio	Retirement 2040 Portfolio
Retirement Choices at 2045 Portfolio	Retirement 2045 Portfolio
Retirement Choices at 2050 Portfolio	Retirement 2050 Portfolio

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Funds use the following valuation techniques: equity securities, including exchange-traded and closed-end funds, held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Funds’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology

371

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2012, all investments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Redwood Fund, Retirement Choices Portfolios and Small Company Growth Fund are categorized as Level 1 under the hierarchy described above.

All investments for All Cap Value Fund, Mid Cap Growth Index Fund, Mid Cap Value Index Fund, Real Estate Securities Fund, Small Cap Growth Fund and Small Cap Value Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short term discount notes, which are categorized as Level 2.

All investments for Small Company Value Fund are categorized as Level 1 under the hierarchy described above, except for preferred securities, which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds, which are categorized as Level 2.

All investments for Emerging Markets Debt Fund are categorized as Level 2 under the hierarchy described above.

All investments for Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

All investments for Investment Quality Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

The following is a summary of the values by input classification of the Funds’ investments as of August 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$571,064,225	—	$571,064,225	—
Foreign Government Obligations	1,359,482	—	1,359,482	—
Corporate Bonds	608,452,408	—	607,034,431	$1,417,977
Capital Preferred Securities	18,287,095	—	18,287,095	—
Convertible Bonds	916,237	—	916,237	—
Term Loans	2,630,463	—	2,630,463	—
Municipal Bonds	3,906,264	—	3,906,264	—
Collateralized Mortgage Obligations	293,763,797	—	289,553,909	4,209,888
Asset Backed Securities	46,537,135	—	41,337,948	5,199,187
Common Stocks	8,423	—	18	8,405
Preferred Securities	8,748,438	$6,276,146	2,242,360	229,932
Escrow Certificates	273,000	—	273,000	—
Securities Lending Collateral	5,039,867	5,039,867	—	—
Short-Term Investments	199,648,919	193,148,919	6,500,000	—

Total Investments in Securities	$1,760,635,753	$204,464,932	$1,545,105,432	$11,065,389

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$214,824,289	$204,684,425	$10,139,864	—
Consumer Staples	56,327,898	50,563,008	5,764,890	—
Energy	115,349,255	102,979,620	12,369,635	—
Financials	130,920,167	125,360,431	5,559,736	—
Health Care	175,388,638	159,049,659	16,338,979	—
Industrials	143,040,331	133,189,912	9,850,419	—
Information Technology	231,598,431	228,782,480	2,815,951	—
Materials	69,249,751	65,602,189	3,647,562	—
Telecommunication Services	9,359,103	9,359,103	—	—
Utilities	8,918,509	8,918,509	—	—
Securities Lending Collateral	134,303,488	134,303,488	—	—
Short-Term Investments	47,100,000	—	47,100,000	—

Total Investments in Securities	$1,336,379,860	$1,222,792,824	$113,587,036	—

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$489,521,448	$489,521,448	—	—
Consumer Staples	26,722,533	26,722,533	—	—
Energy	116,902,107	116,902,107	—	—
Financials	140,617,584	140,617,584	—	—
Health Care	232,279,335	232,279,335	—	—
Industrials	284,586,312	284,586,312	—	—
Information Technology	712,264,607	681,619,211	$30,645,396	—

372

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
Blue Chip Growth Fund (continued)

Materials	$93,090,763	$93,090,763	—	—
Telecommunication Services	46,341,645	46,341,645	—	—
Securities Lending Collateral	112,985,912	112,985,912	—	—
Short-Term Investments	7,085,040	7,085,040	—	—

Total Investments in Securities	$2,262,397,286	$2,231,751,890	$30,645,396	—

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$421,065,451	$369,259,554	$51,805,897	—
Consumer Staples	116,769,521	116,769,521	—	—
Energy	78,849,976	78,849,976	—	—
Financials	62,559,502	62,559,502	—	—
Health Care	283,381,697	283,381,697	—	—
Industrials	130,977,377	130,977,377	—	—
Information Technology	660,665,066	645,503,163	15,161,903	—
Materials	31,407,511	31,407,511	—	—
Telecommunication Services	51,315,027	51,315,027	—	—
Securities Lending Collateral	125,607,377	125,607,377	—	—
Short-Term Investments	17,913,208	17,913,208	—	—

Total Investments in Securities	$1,980,511,713	$1,913,543,913	$66,967,800	—

Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$184,587,871	$184,587,871	—	—
Consumer Staples	134,872,486	134,872,486	—	—
Energy	70,919,356	70,919,356	—	—
Financials	141,451,587	141,451,587	—	—
Health Care	220,645,979	220,645,979	—	—
Industrials	140,020,970	140,020,970	—	—
Information Technology	175,369,127	175,369,127	—	—
Materials	29,103,561	29,103,561	—	—
Telecommunication Services	26,545,680	26,545,680	—	—
Utilities	19,186,067	19,186,067	—	—
Preferred Securities
Consumer Discretionary	4,733,820	4,733,820	—	—
Financials	10,622,645	8,541,395	$2,081,250	—
Utilities	8,470,501	8,470,501	—	—
Corporate Bonds
Consumer Discretionary	43,624,248	—	43,624,248	—
Consumer Staples	5,538,990	—	5,538,990	—
Energy	36,880,569	—	36,880,569	—
Financials	18,454,273	—	18,454,273	—
Health Care	3,230,086	—	3,230,086	—
Industrials	11,381,727	—	11,381,727	—
Information Technology	5,136,687	—	5,136,687	—
Materials	406,741	—	406,741	—
Telecommunication Services	34,039,793	—	34,039,793	—
Utilities	14,790,338	—	14,790,338	—
Convertible Bonds
Energy	2,249,390	—	2,249,390	—
Industrials	4,511,944	—	4,511,944	—
Information Technology	12,166,225	—	12,166,225	—
Telecommunication Services	309,649	—	309,649	—
Term Loans
Consumer Discretionary	67,592,820	—	67,592,820	—
Consumer Staples	44,195,082	—	44,195,082	—
Energy	483,270	—	483,270	—
Financials	10,186,315	—	10,186,315	—
Health Care	8,840,650	—	8,840,650	—
Industrials	11,055,511	—	11,055,511	—
Information Technology	18,493,535	—	18,493,535	—
Telecommunication Services	40,839,871	—	40,839,871	—
Collateralized Mortgage Obligations	64,192,766	—	64,192,766	—

373

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
Capital Appreciation Value Fund (continued)

Asset Backed Securities	$13,527,105	—	$13,527,105	—
Securities Lending Collateral	22,176,058	$22,176,058	—	—
Short-Term Investments	346,199,841	345,806,069	393,772	—

Total Investments in Securities	$2,007,033,134	$1,532,430,527	$474,602,607	—
Other Financial Instruments:
Written Options	($11,164,740)	($11,164,740)	—	—

Equity-Income Fund

Common Stocks
Consumer Discretionary	$194,422,317	$190,102,890	$4,319,427	—
Consumer Staples	101,470,801	101,470,801	—	—
Energy	205,771,855	205,771,855	—	—
Financials	300,715,232	300,715,232	—	—
Health Care	109,443,136	109,443,136	—	—
Industrials	209,449,341	209,449,341	—	—
Information Technology	113,581,557	113,581,557	—	—
Materials	64,436,117	64,436,117	—	—
Telecommunication Services	64,858,887	55,249,887	9,609,000	—
Utilities	95,183,226	95,183,226	—	—
Preferred Securities
Consumer Discretionary	8,343,090	8,343,090	—	—
Securities Lending Collateral	193,175,620	193,175,620	—	—
Short-Term Investments	68,740,654	68,740,654	—	—

Total Investments in Securities	$1,729,591,833	$1,715,663,406	$13,928,427	—

Fundamental Global Franchise Fund

Common Stocks
Belgium	$14,536,345	—	$14,536,345	—
China	9,963,196	—	9,963,196	—
France	18,054,015	—	18,054,015	—
Germany	21,820,561	—	21,820,561	—
Ireland	14,099,047	—	14,099,047	—
Switzerland	23,278,177	—	23,278,177	—
United Kingdom	71,881,509	—	71,881,509	—
United States	194,631,661	$194,631,661	—	—
Short-Term Investments	500,000	—	500,000	—

Total Investments in Securities	$368,764,511	$194,631,661	$174,132,850	—

Fundamental Value Fund

Common Stocks
Consumer Discretionary	$93,434,180	$89,584,493	$3,849,687	—
Consumer Staples	175,875,994	166,495,713	9,380,281	—
Energy	101,153,631	99,444,560	1,709,071	—
Financials	364,147,572	330,679,295	33,468,277	—
Health Care	34,718,594	34,718,594	—	—
Industrials	53,151,878	24,581,435	28,570,443	—
Information Technology	93,859,851	93,859,851	—	—
Materials	64,332,124	52,882,291	11,449,832	$1
Telecommunication Services	2,251,306	2,251,306	—	—
Convertible Bonds
Materials	295,106	—	295,106	—
Securities Lending Collateral	39,287,935	39,287,935	—	—
Short-Term Investments	63,829,130	—	63,829,130	—

Total Investments in Securities	$1,086,337,301	$933,785,473	$152,551,827	$1

Global Bond Fund

Foreign Government Obligations	$245,057,265	—	$245,057,265	—
Corporate Bonds	297,007,990	—	297,007,990	—
U.S. Government & Agency Obligations	187,194,508	—	187,194,508	—
Municipal Bonds	31,098,065	—	31,098,065	—
Term Loans	5,481,972	—	5,481,972	—
Collateralized Mortgage Obligations	132,178,378	—	132,178,378	—
Asset Backed Securities	19,164,677	—	18,063,110	$1,101,567

374

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
Global Bond Fund (continued)

Preferred Securities	$144,026	$144,026	—	—
Options Purchased	1,941	—	$1,941	—
Escrow Shares	1,961,250	—	1,961,250	—
Short-Term Investments	26,460,371	—	26,460,371	—

Total Investments in Securities	$945,750,443	$144,026	$944,504,850	$1,101,567
Other Financial Instruments:
Futures	$650,692	$650,692	—	—
Forward Foreign Currency Contracts	$1,706,726	—	$1,706,726	—
Written Options	($3,292,427)	—	($3,285,635)	($6,792)
Interest Rate Swaps	$5,119,584	—	$5,119,584	—
Credit Default Swaps	($79,422)	—	($79,422)	—
Currency swaps	($456,814)	—	($456,814)	—

Global Real Estate Fund

Common Stocks
Australia	$42,235,626	—	$42,235,626	—
Austria	678,279	—	678,279	—
Canada	24,025,297	$24,025,297	—	—
China	2,980,382	—	2,980,382	—
France	16,097,624	—	16,097,624	—
Germany	2,282,656	—	2,282,656	—
Guernsey, C.I.	238,178	—	238,178	—
Hong Kong	49,516,350	—	49,516,350	—
Japan	43,890,024	—	43,890,024	—
Jersey, C.I.	1,868,677	—	1,868,677	—
Netherlands	2,123,587	—	2,123,587	—
Norway	2,050,162	—	2,050,162	—
Singapore	23,367,873	—	23,367,873	—
Sweden	7,014,928	—	7,014,928	—
Switzerland	6,456,877	—	6,456,877	—
United Kingdom	26,181,286	—	26,181,286	—
United States	236,752,968	236,752,968	—	—
Securities Lending Collateral	5,598,819	5,598,819	—	—
Short-Term Investments	5,500,000	—	5,500,000	—

Total Investments in Securities	$498,859,593	$266,377,084	$232,482,509	—

Health Sciences Fund

Common Stocks
Consumer Staples	$3,825,389	$3,049,400	$775,989	—
Health Care	449,699,805	418,781,623	30,918,182	—
Industrials	1,592,777	1,592,777	—	—
Information Technology	4,442,538	4,442,538	—	—
Materials	3,214,359	3,214,359	—	—
Preferred Securities
Information Technology	357,884	—	—	$357,884
Convertible Bonds
Health Care	229,872	—	229,872	—
Options Purchased	76,035	76,035	—	—
Warrants	23,210	—	23,210	—
Short-Term Investments	18,821,284	18,821,284	—	—

Total Investments in Securities	$482,283,153	$449,978,016	$31,947,253	$357,884
Other Financial Instruments:
Written Options	($4,545,837)	($4,545,837)	—	—

Heritage Fund

Common Stocks
Consumer Discretionary	$28,718,165	$28,718,165	—	—
Consumer Staples	14,462,644	14,462,644	—	—
Energy	7,039,849	7,039,849	—	—
Financials	7,645,527	7,645,527	—	—
Health Care	19,505,023	18,047,373	$1,457,650	—

375

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
Heritage Fund (continued)

Industrials	$18,653,519	$18,653,519	—	—
Information Technology	25,098,664	25,098,664	—	—
Materials	5,537,463	5,537,463	—	—
Telecommunication Services	3,136,830	3,136,830	—	—
Securities Lending Collateral	26,172,056	26,172,056	—	—
Short-Term Investments	2,431,143	2,431,143	—	—

Total Investments in Securities	$158,400,883	$156,943,233	$1,457,650	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,078)	—	($1,078)	—

High Income Fund

Corporate Bonds	$239,933,082	—	$229,231,448	$10,701,634
Foreign Government Obligations	914,300	—	914,300	—
Convertible Bonds	36,536,014	—	36,536,014	—
Term Loans	27,170,709	—	27,170,709	—
Collateralized Mortgage Obligations	641,869	—	—	641,869
Asset Backed Securities	2,448,810	—	2,448,810	—
Common Stocks	15,887,051	$12,494,981	338,129	3,053,941
Preferred Securities	65,346,311	32,035,625	21,386,649	11,924,037
Escrow Certificates	217,600	—	217,600	—
Warrants	18,149	—	18,149	—
Short-Term Investments	4,276,000	—	4,276,000	—

Total Investments in Securities	$393,389,895	$44,530,606	$322,537,808	$26,321,481
Other Financial Instruments:
Forward Foreign Currency Contracts	($417,374)	—	($417,374)	—

High Yield Fund

Foreign Government Obligations	$24,594,662	—	$24,506,212	$88,450
Corporate Bonds	777,097,248	—	775,051,094	2,046,154
Capital Preferred Securities	7,869,915	—	7,869,915	—
Convertible Bonds	6,251,656	—	6,251,656	—
Term Loans	33,312,662	—	33,312,662	—
Common Stocks	19,924,310	$9,206,728	—	10,717,582
Preferred Securities	16,898,130	15,943,275	—	954,855
Escrow Certificates	36,000	—	36,000	—
Warrants	698,962	160,390	387,162	151,410
Options Purchased	364,365	—	364,365	—
Securities Lending Collateral	16,974,698	16,974,698	—	—
Short-Term Investments	21,300,000	—	21,300,000	—

Total Investments in Securities	$925,322,608	$42,285,091	$869,079,066	$13,958,451
Other Financial Instruments:
Forward Foreign Currency Contracts	($478,233)	—	($478,233)	—
Written Options	($436,223)	—	($436,223)	—
Credit Default Swaps	$38,046	—	$38,046	—

International Growth Opportunities Fund

Common Stocks
Australia	$25,558,406	—	$25,558,406	—
Bermuda	2,333,999	$2,333,999	—	—
Brazil	25,756,611	25,756,611	—	—
Chile	3,562,792	3,562,792	—	—
China	56,929,203	24,233,090	32,696,113	—
Denmark	15,573,653	—	15,573,653	—
France	27,181,396	—	27,181,396	—
Germany	21,541,735	—	21,541,735	—
Hong Kong	12,502,469	—	12,502,469	—
Ireland	3,172,819	—	3,172,819	—
Italy	13,010,655	—	13,010,655	—
Japan	31,928,687	—	31,928,687	—
Luxembourg	1,343,582	—	1,343,582	—
Peru	6,279,613	6,279,613	—	—
Portugal	3,615,428	—	3,615,428	—
Singapore	2,335,717	—	2,335,717	—

376

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
International Growth Opportunities Fund (continued)

South Africa	$1,808,521	—	$1,808,521	—
South Korea	16,432,610	—	16,432,610	—
Spain	25,684,381	—	25,684,381	—
Sweden	36,949,383	—	36,949,383	—
Switzerland	38,238,745	—	38,238,745	—
Taiwan	3,887,116	—	3,887,116	—
Turkey	12,642,042	—	12,642,042	—
United Kingdom	89,329,868	—	89,329,868	—
Virgin Islands	962,036	—	962,036	—
Preferred Securities
Germany	4,794,044	—	4,794,044	—
Short-Term Investments	3,731,507	$3,731,507	—	—

Total Investments in Securities	$487,087,018	$65,897,612	$421,189,406	—

International Growth Stock Fund

Common Stocks
Australia	$23,246,838	—	$23,246,838	—
Belgium	9,935,386	—	9,935,386	—
Brazil	7,430,822	$7,430,822	—	—
Canada	36,367,519	36,367,519	—	—
China	11,776,400	4,473,536	7,302,864	—
Denmark	4,262,437	—	4,262,437	—
France	20,764,965	—	20,764,965	—
Germany	19,627,972	—	19,627,972	—
Hong Kong	12,968,149	—	12,968,149	—
Ireland	7,149,531	—	7,149,531	—
Israel	8,315,837	8,315,837	—	—
Japan	33,080,041	—	33,080,041	—
Mexico	15,806,229	15,806,229	—	—
Netherlands	12,014,329	—	12,014,329	—
Russia	2,342,224	—	2,342,224	—
Singapore	10,183,583	—	10,183,583	—
South Korea	11,744,204	—	11,744,204	—
Spain	4,573,075	—	4,573,075	—
Sweden	14,840,455	—	14,840,455	—
Switzerland	33,355,727	—	33,355,727	—
Taiwan	4,154,616	—	4,154,616	—
Turkey	3,849,033	—	3,849,033	—
United Kingdom	70,340,578	—	70,340,578	—
Preferred Securities
Germany	6,216,022	—	6,216,022	—
Short-Term Investments	41,161,908	41,161,908	—	—

Total Investments in Securities	$425,507,880	$113,555,851	$311,952,029	—

International Opportunities Fund

Common Stocks
Australia	$6,684,786	—	$6,684,786	—
Belgium	2,854,890	—	2,854,890	—
Brazil	2,135,208	$2,135,208	—	—
Canada	10,467,023	10,467,023	—	—
China	3,385,570	1,286,686	2,098,884	—
Denmark	1,229,528	—	1,229,528	—
France	5,966,732	—	5,966,732	—
Germany	5,640,040	—	5,640,040	—
Hong Kong	3,731,403	—	3,731,403	—
Ireland	2,054,378	—	2,054,378	—
Israel	2,399,458	2,399,458	—	—
Japan	9,527,441	—	9,527,441	—
Mexico	4,553,471	4,553,471	—	—
Netherlands	3,452,675	—	3,452,675	—
Russia	673,031	—	673,031	—
Singapore	2,934,180	—	2,934,180	—
South Korea	3,371,970	—	3,371,970	—

377

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
International Opportunities Fund (continued)

Spain	$1,314,044	—	$1,314,044	—
Sweden	4,264,107	—	4,264,107	—
Switzerland	9,583,494	—	9,583,494	—
Taiwan	1,198,179	—	1,198,179	—
Turkey	1,105,999	—	1,105,999	—
United Kingdom	20,234,532	—	20,234,532	—
Preferred Securities
Germany	1,786,177	—	1,786,177	—
Short-Term Investments	11,678,016	$11,678,016	—	—

Total Investments in Securities	$122,226,332	$32,519,862	$89,706,470	—

International Small Cap Fund

Common Stocks
Australia	$8,384,228	—	$8,384,228	—
Austria	2,873,254	—	2,873,254	—
Bahamas	5,506,439	$5,506,439	—	—
Belgium	5,053,858	—	5,053,858	—
Canada	29,469,639	29,469,639	—	—
China	9,570,132	—	9,570,132	—
Finland	12,407,802	—	12,407,802	—
France	4,797,835	—	4,797,835	—
Germany	7,891,382	—	7,891,382	—
Greece	2,168,677	—	2,168,677	—
Hong Kong	22,622,580	—	22,622,580	—
Ireland	6,446,640	—	6,446,640	—
Italy	5,839,156	—	5,839,156	—
Japan	42,095,701	—	42,095,701	—
Liechtenstein	2,491,303	—	2,491,303	—
Luxembourg	2,146,355	—	2,146,355	—
Netherlands	23,824,557	—	23,824,557	—
Norway	5,880,611	—	5,880,611	—
Singapore	2,155,198	—	2,155,198	—
South Korea	34,652,132	—	34,652,132	—
Spain	13,312,233	—	13,312,233	—
Sweden	2,003,158	—	2,003,158	—
Switzerland	11,336,960	2,867,946	8,469,014	—
Taiwan	16,484,826	—	16,484,826	—
Thailand	5,811,843	—	5,811,843	—
Turkey	1,383,713	—	1,383,713	—
United Kingdom	38,414,372	—	38,414,372	—
Investment Companies	4,222,818	4,222,818	—	—
Securities Lending Collateral	13,614,296	13,614,296	—	—
Short-Term Investments	18,500,000	—	18,500,000	—

Total Investments in Securities	$361,361,698	$55,681,138	$305,680,560	—

International Small Company Fund

Common Stocks
Australia	$16,173,299	$420,802	$15,717,609	$34,888
Austria	2,104,565	—	2,102,910	1,655
Bahamas	58,364	—	58,364	—
Belgium	2,827,857	—	2,827,857	—
Bermuda	1,556,511	—	1,556,511	—
Canada	25,655,405	25,638,543	16,862	—
Cayman Islands	22,332	22,332	—	—
China	108,967	—	108,967	—
Colombia	94,531	94,531	—	—
Cyprus	390,767	—	390,767	—
Denmark	2,700,728	—	2,700,728	—
Faeroe Islands	22,562	—	22,562	—
Finland	5,599,263	—	5,599,263	—
France	8,164,991	—	8,164,991	—
Gabon	53,770	—	53,770	—
Germany	11,692,720	49,392	11,643,328	—

378

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
International Small Company Fund (continued)

Gibraltar	$155,057	—	$155,057	—
Greece	1,358,481	—	1,358,388	$93
Hong Kong	6,080,828	$8,671	6,047,526	24,631
Ireland	3,380,053	—	3,379,018	1,035
Isle of Man	22,682	—	22,682	—
Israel	2,265,893	92,161	2,173,732	—
Italy	7,298,777	—	7,298,545	232
Japan	60,220,166	—	60,220,166	—
Jersey, C.I.	403,530	—	403,530	—
Liechtenstein	43,714	—	43,714	—
Luxembourg	746,836	—	746,734	102
Malta	171,322	—	171,322	—
Mauritius	34,068	—	34,068	—
Monaco	37,444	—	37,444	—
Netherlands	4,959,453	—	4,959,453	—
New Zealand	2,175,279	—	2,175,279	—
Norway	2,623,808	—	2,623,808	—
Peru	69,422	—	69,422	—
Portugal	875,165	—	875,165	—
Russia	36,491	—	36,491	—
Singapore	4,434,985	—	4,434,985	—
South Africa	12,267	12,267	—	—
Spain	4,050,657	—	4,050,445	212
Sweden	8,248,087	6,528	8,241,559	—
Switzerland	12,163,245	—	12,163,245	—
United Arab Emirates	43,657	—	43,657	—
United Kingdom	49,210,254	—	49,197,242	13,012
United States	589,292	470,011	119,281	—
Preferred Securities	—
Sweden	3,889	—	3,889	—
Warrants	11,834	11,265	569	—
Rights	13,897	—	13,897	—
Securities Lending Collateral	11,322,060	11,322,060	—	—
Short-Term Investments	424,307	424,307	—	—

Total Investments in Securities	$260,713,532	$38,572,870	$222,064,802	$75,860

International Value Fund

Common Stocks
Australia	$4,888,611	—	$4,888,611	—
Austria	4,482,739	—	4,482,739	—
Belgium	13,265,053	—	13,265,053	—
Brazil	15,046,608	$15,046,608	—	—
Canada	21,066,175	21,066,175	—	—
China	21,602,009	5,382,505	16,219,504	—
Denmark	2,664,553	—	2,664,553	—
France	206,246,764	—	206,246,764	—
Germany	84,217,952	—	84,217,952	—
Hong Kong	27,181,982	—	27,181,982	—
India	16,049,596	—	16,049,596	—
Ireland	9,566,545	—	9,566,545	—
Italy	19,102,905	—	19,102,905	—
Japan	58,895,754	—	58,895,754	—
Netherlands	164,628,765	—	164,628,765	—
Norway	58,514,873	—	58,514,873	—
Russia	14,273,478	14,273,478	—	—
Singapore	38,256,118	22,381,153	15,874,965	—
South Korea	84,426,352	32,649,033	51,777,319	—
Spain	16,890,977	—	16,890,977	—
Sweden	11,029,779	—	11,029,779	—
Switzerland	136,534,619	12,051,859	124,482,760	—
Taiwan	31,229,860	—	31,229,860	—
United Kingdom	242,184,283	—	242,184,283	—
Securities Lending Collateral	23,718,251	23,718,251	—	—

379

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
International Value Fund (continued)

Short-Term Investments	$40,000,000	—	$40,000,000	—

Total Investments in Securities	$1,365,964,601	$146,569,062	$1,219,395,539	—

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$272,822,198	$262,038,774	$10,783,424	—
Energy	62,501,471	62,501,471	—	—
Financials	64,852,608	64,852,608	—	—
Health Care	187,212,169	187,212,169	—	—
Industrials	120,880,065	108,012,140	12,867,925	—
Information Technology	231,985,707	231,985,707	—	—
Materials	29,227,149	29,227,149	—	—
Telecommunication Services	10,202,464	10,202,464	—	—
Securities Lending Collateral	197,143,805	197,143,805	—	—
Short-Term Investments	29,500,000	—	29,500,000	—

Total Investments in Securities	$1,206,327,636	$1,153,176,287	$53,151,349	—

Mid Cap Value Equity Fund

Common Stocks
Consumer Discretionary	$8,818,577	$8,818,577	—	—
Consumer Staples	3,494,531	3,494,531	—	—
Energy	6,253,428	6,253,428	—	—
Financials	15,531,464	15,531,464	—	—
Health Care	7,063,641	7,063,641	—	—
Industrials	10,355,031	10,355,031	—	—
Information Technology	5,685,918	5,685,918	—	—
Materials	5,553,134	5,553,134	—	—
Telecommunication Services	1,283,466	1,283,466	—	—
Utilities	6,528,609	6,528,609	—	—
Convertible Bonds
Materials	288,990	—	$288,990	—
Warrants
Energy	75,474	75,474	—	—
Securities Lending Collateral	7,553,358	7,553,358	—	—
Short-Term Investments	2,899,957	—	2,899,957	—

Total Investments in Securities	$81,385,578	$78,196,631	$3,188,947	—

Mid Value Fund

Common Stocks
Consumer Discretionary	$64,512,851	$62,763,459	$1,749,392	—
Consumer Staples	56,448,778	56,448,778	—	—
Energy	56,129,520	56,129,520	—	—
Financials	157,198,005	157,198,005	—	—
Health Care	40,255,407	40,255,407	—	—
Industrials	49,777,005	49,777,005	—	—
Information Technology	38,409,742	38,409,742	—	—
Materials	44,760,843	44,760,843	—	—
Telecommunication Services	7,028,462	7,028,462	—	—
Utilities	42,827,535	42,827,535	—	—
Convertible Bonds
Materials	429,975	—	429,975	—
Securities Lending Collateral	53,486,126	53,486,126	—	—
Short-Term Investments	44,204,693	44,204,693	—	—

Total Investments in Securities	$655,468,942	$653,289,575	$2,179,367	—

Mutual Shares Fund

Common Stocks
Consumer Discretionary	$31,545,255	$23,653,062	$7,892,193	—
Consumer Staples	63,105,115	44,376,245	18,728,870	—
Energy	42,030,781	33,458,156	8,572,625	—
Financials	50,039,757	42,496,896	7,542,861	—
Health Care	42,020,469	42,020,469	—	—
Industrials	16,602,921	12,997,120	3,605,801	—

380

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
Mutual Shares Fund (continued)

Information Technology	$31,243,925	$30,029,297	$1,214,628	—
Materials	14,503,505	9,616,487	4,887,018	—
Telecommunication Services	7,091,098	—	7,091,098	—
Utilities	12,959,042	7,695,003	5,264,039	—
Corporate Bonds
Consumer Discretionary	2,553,675	—	2,553,675	—
Financials	81,890	—	81,890	—
Industrials	935,545	—	935,545	—
Telecommunication Services	560,892	—	560,892	—
Utilities	3,977,100	—	3,977,100	—
Convertible Bonds
Financials	2,012,644	—	2,012,644	—
Term Loans	14,018,188	—	14,018,188	—
Securities Lending Collateral	10,285,974	10,285,974	—	—
Short-Term Investments	35,393,418	—	35,393,418	—

Total Investments in Securities	$380,961,194	$256,628,709	$124,332,485	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($958,439)	—	($958,439)	—

Real Return Bond Fund

U.S. Government & Agency Obligations	$639,129,106	—	$639,129,106	—
Foreign Government Obligations	29,914,910	—	29,914,910	—
Corporate Bonds	40,837,516	—	40,837,516	—
Municipal Bonds	1,454,925	—	1,454,925	—
Term Loans	1,981,574	—	1,981,574	—
Collateralized Mortgage Obligations	24,382,704	—	24,382,704	—
Asset Backed Securities	24,817,919	—	24,461,470	$356,449
Options Purchased	450,952	—	450,952	—
Short-Term Investments	2,109,989	—	2,109,989	—

Total Investments in Securities	$765,079,595	—	$764,723,146	$356,449
Other Financial Instruments:
Futures	$443,631	$443,631	—	—
Forward Foreign Currency Contracts	($881,687)	—	($881,687)	—
Written Options	($1,336,824)	—	($1,288,571)	($48,253)
Interest Rate Swaps	$155,263	—	$155,263	—
Credit Default Swaps	($64,733)	—	($64,733)	—

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$24,090,544	$24,090,544	—	—
Consumer Staples	5,865,436	5,865,436	—	—
Energy	11,255,737	11,255,737	—	—
Financials	34,096,944	34,096,943	—	$1
Health Care	15,084,919	15,084,396	—	523
Industrials	25,662,012	25,662,012	—	—
Information Technology	24,088,889	24,088,889	—	—
Materials	12,390,897	12,390,897	—	—
Telecommunication Services	815,377	815,377	—	—
Utilities	1,282,093	1,282,093	—	—
Preferred Securities
Energy	3,226	—	$3,226	—
Securities Lending Collateral	27,508,858	27,508,858	—	—
Short-Term Investments	503,663	503,663	—	—

Total Investments in Securities	$182,648,595	$182,644,845	$3,226	$524

Smaller Company Growth Fund

Common Stocks
Consumer Discretionary	$12,099,528	$12,099,528	—	—
Consumer Staples	2,223,367	2,223,367	—	—
Energy	8,640,810	8,640,810	—	—
Financials	8,722,736	8,722,736	—	—
Health Care	16,032,659	16,032,235	—	$424
Industrials	16,598,880	16,598,880	—	—

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
Smaller Company Growth Fund (continued)

Information Technology	$21,467,566	$21,467,566	—	—
Materials	4,657,323	4,657,323	—	—
Telecommunication Services	3,092,918	3,092,918	—	—
Utilities	16,273	16,273	—	—
Warrants	214	—	$214	—
Investment Companies	387,768	387,768	—	—
Securities Lending Collateral	25,424,161	25,424,161	—	—
Short-Term Investments	3,335,098	1,545,098	1,790,000	—

Total Investments in Securities	$122,699,301	$120,908,663	$1,790,214	$424
Other Financial Instruments:
Futures	$26,153	$26,153	—	—

Spectrum Income Fund

U.S. Government & Agency Obligations	$259,375,605	—	$259,375,605	—
Foreign Government Obligations	130,725,700	—	130,725,700	—
Corporate Bonds	403,388,558	—	403,388,558	—
Capital Preferred Securities	997,663	—	997,663	—
Convertible Bonds	457,313	—	457,313	—
Municipal Bonds	10,525,851	—	10,525,851	—
Term Loans	19,223,243	—	19,223,243	—
Collateralized Mortgage Obligations	29,632,535	—	29,632,535	—
Asset Backed Securities	17,072,624	—	17,072,624	—
Common Stocks	145,701,911	$143,784,838	1,917,073	—
Preferred Securities	3,818,019	2,994,318	823,701	—
Securities Lending Collateral	11,169,444	11,169,444	—	—
Short-Term Investments	36,803,310	34,933,310	1,870,000	—

Total Investments in Securities	$1,068,891,776	$192,881,910	$876,009,866	—
Other Financial Instruments:
Futures	$21,310	$21,310	—	—
Forward Foreign Currency Contracts	($74,182)	—	($74,182)	—
Interest Rate Swaps	($2,262)	—	($2,262)	—
Credit Default Swaps	($11,258)	—	($11,258)	—

Strategic Equity Allocation Fund

Common Stocks
Consumer Discretionary	$325,110,671	$271,348,896	$53,662,582	$99,193
Consumer Staples	298,225,368	233,566,150	64,659,218	—
Energy	314,988,080	259,179,013	55,809,067	—
Financials	514,373,460	380,087,263	134,286,197	—
Health Care	317,840,478	275,246,963	42,592,669	846
Industrials	320,759,687	261,880,952	58,878,735	—
Information Technology	493,743,001	460,729,027	33,013,974	—
Materials	153,017,421	99,169,393	53,848,028	—
Telecommunication Services	105,793,760	70,992,219	34,801,541	—
Utilities	107,098,420	87,027,520	20,070,900	—
Preferred Securities
Consumer Discretionary	1,471,729	155,464	1,316,265	—
Consumer Staples	645,241	218,769	426,472	—
Energy	2,286,701	2,286,701	—	—
Financials	4,243,968	4,243,968	—	—
Information Technology	397,950	—	397,950	—
Materials	2,744,080	2,723,969	20,111	—
Telecommunication Services	509,712	509,712	—	—
Utilities	988,351	942,622	45,729	—
Investment Companies	11,164,513	11,164,513	—	—
Rights	12,546	—	12,546	—
Warrants	377	330	47	—
Securities Lending Collateral	125,182,641	125,182,641	—	—
Short-Term Investments	111,504,000	—	111,504,000	—

Total Investments in Securities	$3,212,102,155	$2,546,656,085	$665,346,031	$100,039
Other Financial Instruments:
Futures	$2,943,168	$2,943,168	—	—

382

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-12	Quoted Price	Inputs	Inputs
Total Return Fund

U.S. Government & Agency Obligations	$1,968,967,463	—	$1,968,967,463	—
Foreign Government Obligations	187,582,493	—	187,582,493	—
Corporate Bonds	560,899,060	—	560,899,060	—
Term Loans	5,589,924	—	5,589,924	—
Municipal Bonds	106,360,627	—	106,360,627	—
Capital Preferred Securities	5,982,012	—	5,982,012	—
Collateralized Mortgage Obligations	147,620,902	—	147,620,902	—
Asset Backed Securities	27,211,368	—	25,223,524	$1,987,844
Preferred Securities	26,515,320	$26,515,320	—	—
Short-Term Investments	542,467,192	—	542,467,192	—

Total Investments in Securities	$3,579,196,361	$26,515,320	$3,550,693,197	$1,987,844
Sale Commitments Outstanding	($3,305,859)	—	($3,305,859)	—
Other Financial Instruments:
Futures	$1,365,647	$1,365,647	—	—
Forward Foreign Currency Contracts	($7,629,681)	—	($7,629,681)	—
Written Options	($1,573,715)	—	($1,547,082)	($26,633)
Interest Rate Swaps	($4,348,218)	—	($4,348,218)	—
Credit Default Swaps	$2,577,815	—	$2,577,815	—

U.S. High Yield Bond Fund
Corporate Bonds	$550,217,351	—	$550,217,351	—
Capital Preferred Securities	1,184,624	—	1,184,624	—
Convertible Bonds	2,008,763	—	2,008,763	—
Term Loans	76,586,278	—	76,586,278	—
Common Stocks	33,750	—	33,750	—
Preferred Securities	931,500	$893,520	—	$37,980
Short-Term Investments	18,031,758	17,798,362	233,396	—

Total Investments in Securities	$648,994,024	$18,691,882	$630,264,162	$37,980

Value Fund

Common Stocks
Consumer Discretionary	$18,202,173	$18,202,173	—	—
Consumer Staples	8,443,553	8,443,553	—	—
Energy	9,686,648	9,686,648	—	—
Financials	28,082,465	28,082,465	—	—
Health Care	9,560,713	9,560,713	—	—
Industrials	12,445,983	12,445,983	—	—
Information Technology	19,758,130	19,758,130	—	—
Materials	9,922,547	9,922,547	—	—
Telecommunication Services	5,946,290	5,946,290	—	—
Utilities	8,897,434	8,897,434	—	—
Preferred Securities
Financials	661,505	661,505	—	—
Health Care	1,728,998	—	$1,728,998	—
Convertible Bonds
Health Care	1,927,375	—	1,927,375	—
Short-Term Investments	10,518,019	10,518,019	—	—

Total Investments in Securities	$145,781,833	$142,125,460	$3,656,373	—

The following tables show a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value of the Funds. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Income Fund

		Collateralized
	Corporate	Mortgage	Common	Preferred
	Bonds	Obligations	Stocks	Securities	Totals
Balance as of 8-31-11	$12,544,663	$250,592	$6,020,920	$12,552,505	$31,368,680
Realized gain (loss)	(363,495)	—	—	—	(363,495)
Change in unrealized appreciation (depreciation)	2,553,631	78,079	(2,966,979)	(628,468)	(963,737)
Purchases	61,488	2,756	—	—	64,244

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High Income Fund (continued)

		Collateralized
	Corporate	Mortgage	Common	Preferred
	Bonds	Obligations	Stocks	Securities	Totals
Sales	($4,094,653)	($151,243)	—	—	($4,245,896)
Transfers into Level 3	—	461,685	—	—	461,685
Transfers out of Level 3	—	—	—	—	—
Balance as of 8-31-12	$10,701,634	$641,869	$3,053,941	$11,924,037	$26,321,481
Change in unrealized at period end*	$995,936	$78,079	($2,752,374)	($628,468)	($2,306,827)

High Yield Fund

	Foreign
	Government	Corporate	Term	Common	Preferred	Escrow
	Obligations	Bonds	Loans	Stocks	Securities	Certificates	Warrants	Totals
Balance as of 8-31-11	$84,638	$5,454,000	$9,194	$9,239,080	$964,500	—	$118,965	$15,870,377
Realized gain (loss)	—	—	(2,821,738)	423,335	431,874	—	—	(1,966,529)
Change in unrealized appreciation (depreciation)	3,812	(12,091)	2,812,544	645,351	7,181	($108,375)	33,806	3,382,228
Purchases	—	2,058,024	—	833,151	—	—	—	2,891,175
Sales	—	—	—	(423,335)	(448,700)	—	(1,361)	(873,396)
Transfers into Level 3	—	221	—	—	—	108,375	—	108,596
Transfers out of Level 3	—	(5,454,000)	—	—	—	—	—	(5,454,000)
Balance as of 8-31-12	$88,450	$2,046,154	—	$10,717,582	$954,855	—	$151,410	$13,958,451
Change in unrealized at period end*	$3,812	($12,091)	—	$970,431	($9,645)	($108,375)	$32,445	$876,577

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the High Income Fund’s Level 3 securities are outlined in the table below:

		Valuation	Unobservable
	Fair Value at 8-31-12	Technique	Inputs	Input/Range

Corporate Bonds	$9,642,857	Market Approach	Offered quotes	$92.00-$101.45
				(weighted average: $96.42)
	1,058,777	Market Approach	Market comparable company bond price	$67.25
			Comparability adjustment	-12.14%

	$10,701,634
Colateralized Mortgage Obligations	$641,869	Market Approach	Offered quotes	$0.64

Common Stocks	$399,673	Market Approach	EBITDA multiple	7.34x
			Discount for lack of marketability	10%

	2,129,106	Market Approach	Book value multiple	1.12x
			Discount for lack of marketability	10%

	525,162	Market Approach	Offered quotes	$3.00

	$3,053,941

Preferred Securities	$11,924,037	Market Approach	EBITDA multiple	7.34x
			Discount for lack of marketability	10%

Increases/decreases in offered quotes, market comparable company bond prices, comparability adjustments, earnings before interest, taxes, depreciation and amortization (EBITDA) multiples and book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-issued/delayed delivery securities The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

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Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Sale-Buybacks Certain Funds may enter into financing transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The following table details the average borrowings under the sale-buybacks and the weighted average interest rate:

		Weighted Average
Fund	Average Borrowing	Interest Rate

Global Bond Fund	$32,744,744	0.328%
Real Return Bond Fund	34,372,621	0.218%
Total Return Fund	26,152,592	0.037%

Term loans (Floating rate loans) Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2012, High Yield Fund had $451,252 in unfunded loan commitments outstanding.

Security transactions and related investment income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Funds become aware of the dividends. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

During the year ended August 31, 2011, High Income Fund recorded an adjustment to reduce cost by $2,234,355 in order to properly reflect a prior year adjustment for return of capital distributions received. The adjustment has no impact to the net assets of the Fund, total return or distributions. As a result, the adjustment reduces prior year net investment income by $695,174 and prior year realized gains by $1,539,181.

Inflation indexed bonds Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Funds may need to sell other investments to make distributions.

Real estate investment trusts The Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending The Funds may lend securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Funds will invest their collateral in JHCIT, an affiliate of the Funds, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Funds will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Funds may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of operations.

Foreign currency translation Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the

385

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes The Funds may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which they invest. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Stripped securities Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of their principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit The Funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Funds to make properly authorized payments. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Funds and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the year ended August 31, 2012, the Funds had no borrowings under the line of credit.

Expenses Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees and state registration fees, are calculated daily for each class, based on the net asset value of the class and the specific expense rates applicable to each class.

Federal income taxes The Funds intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain Funds have capital loss carryforwards available to offset future net realized capital gains as of August 31, 2012. Availability of a certain amount of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of August 31, 2012:

		Capital Loss Carryforwards
		Expiring at August 31		No Expiration Date

Fund	2017	2018	2019	Short Term	Long Term

All Cap Core Fund	$73,306,672	$82,187,862	—	—	—
All Cap Value Fund	—	—	—	$15,087,491	—
Blue Chip Growth Fund	1,119,982	243,926,708	—	—	—
Capital Appreciation Fund	37,816,334	33,875,518	—	—	—
Equity-Income Fund	31,451,763	91,896,968	—	—	—
Fundamental Global Franchise Fund	—	—	—	494,751	—
Fundamental Value Fund	13,257,844	241,358,537	$112,536	—	—
Global Bond Fund	17,431,095	—	—	—	—
Global Real Estate Fund	32,392,388	207,214,657	—	—	—
High Income Fund	6,152,875	2,712,429	26,790,616	3,572,485	$28,562,141
High Yield Fund	55,249,140	229,714,878	—	601,046	11,197,466
International Growth Stock Fund	—	—	—	5,989,354	4,096,770
International Opportunities Fund	15,377,493	120,549,657	—	—	—
International Small Cap Fund	—	67,852,028	—	1,114,038	11,626,002
International Small Company Fund	—	124,137,010	—	340,212	1,033,894
International Value Fund	—	170,587,474	—	—	—
Mutual Shares Fund	—	—	—	7,208,650	—
Real Estate Equity Fund	—	5,700,154	—	—	—
Short Term Government Income Fund	—	—	—	630,986	960,531
Small Company Value Fund	—	20,032,706	—	—	—
Spectrum Income Fund	—	4,502,585	—	—	—
Strategic Equity Allocation Fund	—	—	—	1,843,088	42,809

386

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of August 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2012, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Active Bond Fund	$1,690,102,493	$83,728,768	($13,195,508)	$70,533,260
All Cap Core Fund	507,900,129	73,700,455	(4,258,772)	69,441,683
All Cap Value Fund	750,847,713	84,323,471	(8,012,503)	76,310,968
Alpha Opportunities Fund	1,312,504,914	60,850,867	(36,975,921)	23,874,946
Blue Chip Growth Fund	1,422,449,247	850,286,945	(10,338,906)	839,948,039
Capital Appreciation Fund	1,449,521,421	546,964,068	(15,973,776)	530,990,292
Capital Appreciation Value Fund	1,865,265,408	150,735,524	(8,967,798)	141,767,726
Core Bond Fund	667,381,428	15,890,557	(334,516)	15,556,041
Core Diversified Growth & Income Portfolio	29,318,206	3,367,496	—	3,367,496
Core Fundamental Holdings Portfolio	13,668,115	1,558,622	—	1,558,622
Core Global Diversification Portfolio	32,538,103	1,684,125	—	1,684,125
Emerging Markets Debt Fund	14,214,688	699,300	(197,824)	501,476
Equity-Income Fund	1,559,731,133	220,527,194	(50,666,494)	169,860,700
Fundamental Global Franchise Fund	352,407,446	18,756,216	(2,399,151)	16,357,065
Fundamental Value Fund	835,237,629	285,336,483	(34,236,811)	251,099,672
Global Bond Fund	943,660,293	28,007,205	(25,917,055)	2,090,150
Global Real Estate Fund	445,104,547	56,724,684	(2,969,638)	53,755,046
Health Sciences Fund	389,392,718	98,926,899	(6,036,464)	92,890,435
Heritage Fund	124,012,276	35,736,544	(1,347,937)	34,388,607
High Income Fund	406,427,837	25,704,159	(38,742,101)	(13,037,942)
High Yield Fund	930,409,961	37,697,255	(42,784,608)	(5,087,353)
International Growth Opportunities Fund	475,185,228	20,208,520	(8,306,730)	11,901,790
International Growth Stock Fund	405,739,629	30,922,520	(11,154,269)	19,768,251
International Opportunities Fund	113,058,848	10,069,166	(901,682)	9,167,484
International Small Cap Fund	329,083,922	67,060,030	(34,782,254)	32,277,776
International Small Company Fund	286,453,781	33,720,421	(59,460,670)	(25,740,249)
International Value Fund	1,523,258,696	113,985,774	(271,279,869)	(157,294,095)
Investment Quality Bond Fund	495,094,753	25,797,813	(1,186,355)	24,611,458
Mid Cap Growth Index Fund	32,420,913	8,501,207	(1,712,332)	6,788,875
Mid Cap Stock Fund	1,060,992,454	169,005,375	(23,670,193)	145,335,182
Mid Cap Value Equity Fund	61,004,855	20,891,673	(510,950)	20,380,723
Mid Cap Value Index Fund	31,221,403	4,784,420	(1,482,888)	3,301,532
Mid Value Fund	598,805,595	75,376,979	(18,713,632)	56,663,347
Mutual Shares Fund	349,766,366	47,817,053	(16,622,225)	31,194,828
Real Estate Equity Fund	159,888,997	65,320,892	(84,210)	65,236,682
Real Estate Securities Fund	473,591,986	115,409,327	(952,130)	114,457,197
Real Return Bond Fund	728,656,605	40,954,463	(4,531,473)	36,422,990
Redwood Fund	350,624,001	30,918,159	(19,061,290)	11,856,869
Retirement Choices at 2010 Portfolio	192,791,609	2,287,126	(16,402)	2,270,724
Retirement Choices at 2015 Portfolio	288,003,999	4,195,596	(93,841)	4,101,755
Retirement Choices at 2020 Portfolio	438,883,061	7,931,462	(283,595)	7,647,867
Retirement Choices at 2025 Portfolio	507,333,754	10,963,485	(555,974)	10,407,511
Retirement Choices at 2030 Portfolio	422,946,777	9,071,127	(562,176)	8,508,951
Retirement Choices at 2035 Portfolio	336,023,579	7,370,566	(503,496)	6,867,070
Retirement Choices at 2040 Portfolio	221,869,020	5,355,383	(367,238)	4,988,145
Retirement Choices at 2045 Portfolio	165,314,900	3,786,397	(284,954)	3,501,443
Retirement Choices at 2050 Portfolio	84,856,908	1,984,498	(127,402)	1,857,096
Short Term Government Income Fund	187,709,974	2,127,159	(149,489)	1,977,670
Small Cap Growth Fund	148,794,931	22,027,110	(3,811,674)	18,215,436
Small Cap Opportunities Fund	152,796,087	38,906,583	(9,054,075)	29,852,508
Small Cap Value Fund	95,103,607	36,049,678	(1,493,799)	34,555,879
Small Company Growth Fund	110,368,129	26,168,836	(2,557,666)	23,611,170
Small Company Value Fund	319,153,346	96,426,777	(13,400,292)	83,026,485
Smaller Company Growth Fund	112,223,497	13,560,815	(3,085,011)	10,475,804
Spectrum Income Fund	1,016,773,309	64,586,657	(12,468,190)	52,118,467
Strategic Equity Allocation Fund	3,159,044,478	152,136,894	(99,079,217)	53,057,677
Total Return Fund	3,496,530,477	99,571,466	(16,905,582)	82,665,884
U.S. High Yield Bond Fund	621,665,040	33,574,914	(6,245,930)	27,328,984
Value Fund	116,807,131	34,769,745	(5,795,043)	28,974,702

Distribution of income and gains Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Emerging Markets Debt Fund generally declares dividends daily and pays them monthly. Active Bond Fund, Core Bond Fund, High Income Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Short Term Government Income Fund, Spectrum Income Fund, Total Return Fund and U.S. High Yield Bond Fund

387

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generally declare and pay dividends quarterly. All other Funds generally declare and pay dividends annually. All Funds generally declare and pay capital gain distributions, if any, annually. The tax character of distributions for the year ended August 31, 2012, was as follows:

		2012 Distributions
	Ordinary	Long Term	Return
Fund	Income	Capital Gains	of Capital	Total

Active Bond Fund	$66,251,210	$7,383,348	—	$73,634,558
All Cap Core Fund	6,346,196	—	—	6,346,196
All Cap Value Fund	15,838,059	25,994,687	—	41,832,746
Alpha Opportunities Fund	133,871,492	31,165,937	—	165,037,429
Blue Chip Growth Fund	2,397,825	—	—	2,397,825
Capital Appreciation Fund	1,842,600	—	—	1,842,600
Capital Appreciation Value Fund	9,334,590	—	—	9,334,590
Core Bond Fund	27,038,029	3,664,069	—	30,702,098
Core Diversified Growth & Income Portfolio	707,359	52,985	—	760,344
Core Fundamental Holdings Portfolio	400,193	59,889	—	460,082
Core Global Diversification Portfolio	815,971	118,481	—	934,452
Emerging Markets Debt Fund	1,076,006	188,081	—	1,264,087
Equity-Income Fund	18,304,483	—	—	18,304,483
Fundamental Global Franchise Fund	—	—	—	—
Fundamental Value Fund	10,765,657	—	—	10,765,657
Global Bond Fund	73,325,422	—	—	73,325,422
Global Real Estate Fund	17,587,899	—	—	17,587,899
Health Sciences Fund	—	—	—	—
Heritage Fund	10,106,533	25,697,671	—	35,804,204
High Income Fund	25,545,951	—	—	25,545,951
High Yield Fund	78,758,915	—	—	78,758,915
International Growth Opportunities Fund	—	—	—	—
International Growth Stock Fund	3,572,168	—	—	3,572,168
International Opportunities Fund	—	—	—	—
International Small Cap Fund	5,174,381	—	—	5,174,381
International Small Company Fund	3,734,939	—	—	3,734,939
International Value Fund	38,542,592	—	—	38,542,592
Investment Quality Bond Fund	13,252,578	142,484	—	13,395,062
Mid Cap Growth Index Fund	75,400	1,354,379	—	1,429,779
Mid Cap Stock Fund	—	38,361,855	—	38,361,855
Mid Cap Value Equity Fund	1,186,616	8,458,566	—	9,645,182
Mid Cap Value Index Fund	1,374,845	—	—	1,374,845
Mid Value Fund	21,066,251	45,836,272	—	66,902,523
Mutual Shares Fund	9,824,444	93,494	—	9,917,938
Real Estate Equity Fund	2,778,944	—	—	2,778,944
Real Estate Securities Fund	5,388,108	23,022,303	—	28,410,411
Real Return Bond Fund	43,673,018	14,487,783	—	58,160,801
Redwood Fund	1,042,681	—	—	1,042,681
Retirement Choices at 2010 Portfolio	1,416,190	20,681	—	1,436,871
Retirement Choices at 2015 Portfolio	1,814,738	10,275	—	1,825,013
Retirement Choices at 2020 Portfolio	2,693,227	16,575	—	2,709,802
Retirement Choices at 2025 Portfolio	3,280,910	21,670	—	3,302,580
Retirement Choices at 2030 Portfolio	2,512,506	14,595	—	2,527,101
Retirement Choices at 2035 Portfolio	1,974,599	11,707	—	1,986,306
Retirement Choices at 2040 Portfolio	1,389,550	90	—	1,389,640
Retirement Choices at 2045 Portfolio	1,085,452	3,987	—	1,089,439
Retirement Choices at 2050 Portfolio	364,911	—	—	364,911
Short Term Government Income Fund	3,018,767	—	—	3,018,767
Small Cap Growth Fund	18,563,251	15,210,514	—	33,773,765
Small Cap Opportunities Fund	410,243	—	—	410,243
Small Cap Value Fund	3,294,496	7,689,930	—	10,984,426
Small Company Growth Fund	—	—	—	—
Small Company Value Fund	2,859,210	—	—	2,859,210
Smaller Company Growth Fund	4,525,013	20,871,469	—	25,396,482
Spectrum Income Fund	49,987,872	—	—	49,987,872
Strategic Equity Allocation Fund	—	—	—	—
Total Return Fund	60,290,907	9,586,548	—	69,877,455
U.S. High Yield Bond Fund	42,198,406	8,094,488	—	50,292,894
Value Fund	5,626,703	10,111,119	—	15,737,822

The tax character of distributions for the year ended August 31, 2011, was as follows:
		2011 Distributions
	Ordinary	Long Term	Return of
Fund	Income	Capital Gains	Capital	Total

Active Bond Fund	$56,632,629	—	—	$56,632,629
All Cap Core Fund	5,534,351	—	—	5,534,351
All Cap Value Fund	22,726,872	$3,668,904	—	26,395,776
Alpha Opportunities Fund	110,013,989	27,814,560	—	137,828,549
Blue Chip Growth Fund	1,114,486	—	—	1,114,486
Capital Appreciation Fund	2,277,563	—	—	2,277,563
Capital Appreciation Value Fund	—	—	—	—
Core Bond Fund	46,255,615	1,829,219	—	48,084,834
Core Diversified Growth & Income Portfolio	1,319,875	—	—	1,319,875
Core Fundamental Holdings Portfolio	769,108	—	—	769,108

388

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		2011 Distributions
	Ordinary	Long Term	Return of
Fund	Income	Capital Gains	Capital	Total

Core Global Diversification Portfolio	$1,380,073	—	—	$1,380,073
Emerging Markets Debt Fund	1,152,182	—	—	1,152,182
Equity-Income Fund	19,410,698	—	—	19,410,698
Fundamental Value Fund	17,266,770	—	—	17,266,770
Global Bond Fund	49,383,839	—	—	49,383,839
Global Real Estate Fund	18,000,655	—	—	18,000,655
Heritage Fund	3,253,935	$3,790,944	—	7,044,879
High Income Fund	33,212,344	—	—	33,212,344
High Yield Fund	73,762,560	—	—	73,762,560
International Growth Stock Fund	173,733	—	—	173,733
International Opportunities Fund	17,130,932	—	—	17,130,932
International Small Cap Fund	2,993,927	—	—	2,993,927
International Small Company Fund	3,439,425	—	—	3,439,425
International Value Fund	21,047,243	—	—	21,047,243
Investment Quality Bond Fund	15,910,208	—	—	15,910,208
Mid Cap Growth Index Fund	112,575	9,489	—	122,064
Mid Cap Stock Fund	—	—	—	—
Mid Cap Value Equity Fund	1,067,672	—	—	1,067,672
Mid Cap Value Index Fund	643,666	—	—	643,666
Mid Value Fund	28,895,246	8,855,709	—	37,750,955
Mutual Shares Fund	291,533	—	—	291,533
Real Estate Equity Fund	3,995,406	—	—	3,995,406
Real Estate Securities Fund	6,909,456	—	—	6,909,456
Real Return Bond Fund	58,673,304	13,799,285	—	72,472,589
Retirement Choices at 2010 Portfolio	50,113	—	—	50,113
Retirement Choices at 2015 Portfolio	72,527	—	—	72,527
Retirement Choices at 2020 Portfolio	82,330	—	—	82,330
Retirement Choices at 2025 Portfolio	132,107	—	—	132,107
Retirement Choices at 2030 Portfolio	85,453	—	—	85,453
Retirement Choices at 2035 Portfolio	69,747	—	—	69,747
Retirement Choices at 2040 Portfolio	32,423	—	—	32,423
Retirement Choices at 2045 Portfolio	26,162	—	—	26,162
Retirement Choices at 2050 Portfolio	—	—	—	—
Short Term Government Income Fund	4,135,933	16,058	—	4,151,991
Small Cap Growth Fund	7,462,301	9,461,118	—	16,923,419
Small Cap Opportunities Fund	—	—	—	—
Small Cap Value Fund	4,879,632	2,212,402	—	7,092,034
Small Company Growth Fund	—	—	—	—
Small Company Value Fund	2,237,367	—	—	2,237,367
Smaller Company Growth Fund	5,675,827	23,654,415	—	29,330,242
Spectrum Income Fund	48,463,287	—	—	48,463,287
Total Return Fund	183,891,902	12,609,351	—	196,501,253
U.S. High Yield Bond Fund	49,319,446	—	—	49,319,446
Value Fund	11,014,565	639,106	—	11,653,671

Distributions paid by the Funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2011, are treated as occurring on September 1, 2012, the first day of the Funds’ next taxable year. Qualified late year ordinary losses are treated as occurring on September 1, 2012, the first day of the Fund’s next taxable year. As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

					Qualified
	Undistributed	Undistributed			Late Year
	Ordinary	Long Term	Capital Loss	Post-October	Ordinary
Fund	Income	Capital Gains	Carryforward	Deferral	Losses

Active Bond Fund	$16,455,187	—	—	—	—
All Cap Core Fund	4,418,913	—	$155,494,534	—	—
All Cap Value Fund	4,225,885	—	15,087,491	—	—
Alpha Opportunities Fund	10,020,129	$34,525,650	—	—	—
Blue Chip Growth Fund	1,319,364	—	245,046,690	$23,705,884	—
Capital Appreciation Fund	1,515,046	—	71,691,852	10,703,045	—
Capital Appreciation Value Fund	54,851,863	9,830,065	—	—	—
Core Bond Fund	17,993,607	2,083,669	—	—	—
Core Diversified Growth & Income Portfolio	274,429	1,568,030	—	—	—
Core Fundamental Holdings Portfolio	99,839	594,246	—	—	—
Core Global Diversification Portfolio	167,332	604,820	—	—	—
Emerging Markets Debt Fund	—	267,582	—	—	—
Equity-Income Fund	30,600,338	—	123,348,731	—	—
Fundamental Global Franchise Fund	1,547,409	—	494,751	—	—
Fundamental Value Fund	7,560,288	—	254,728,917	1,270,786	—
Global Bond Fund	22,833,817	—	17,431,095	2,227,037	—
Global Real Estate Fund	9,731,339	—	239,607,045	—	—
Health Sciences Fund	12,407,819	—	—	—	—
Heritage Fund	—	9,063,838	—	—	$171,514
High Income Fund	4,662,578	—	67,790,546	—	—
High Yield Fund	14,541,224	—	296,762,530	—	—
International Growth Opportunities Fund	847,230	—	—	—	—
International Growth Stock Fund	4,156,986	—	10,086,124	—	—

389

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

					Qualified
	Undistributed	Undistributed			Late Year
	Ordinary	Long Term	Capital Loss	Post-October	Ordinary
Fund	Income	Capital Gains	Carryforward	Deferral	Losses

International Opportunities Fund	—	—	$135,927,150	$7,461,330	—
International Small Cap Fund	$4,972,044	—	80,592,068	—	—
International Small Company Fund	3,022,212	—	125,511,116	—	—
International Value Fund	28,589,478	—	170,587,474	3,278,044	—
Investment Quality Bond Fund	8,056,421	$4,595,127	—	—	—
Mid Cap Growth Index Fund	—	—	—	1,732,925	—
Mid Cap Stock Fund	—	13,998,567	—	—	$2,324,106
Mid Cap Value Equity Fund	832,677	12,295,809	—	—	—
Mid Cap Value Index Fund	444,860	424,326	—	—	—
Mid Value Fund	3,155,940	21,442,025	—	—	—
Mutual Shares Fund	7,653,478	—	7,208,650	—	—
Real Estate Equity Fund	952,014	—	5,700,154	—	—
Real Estate Securities Fund	11,047,605	31,171,867	—	—	—
Real Return Bond Fund	12,848,994	7,598,945	—	—	—
Redwood Fund	6,797,464	—	—	—	—
Retirement Choices at 2010 Portfolio	3,599,708	1,572,817	—	—	—
Retirement Choices at 2015 Portfolio	5,588,703	1,783,301	—	—	—
Retirement Choices at 2020 Portfolio	9,397,126	2,140,140	—	—	—
Retirement Choices at 2025 Portfolio	12,498,156	1,986,656	—	—	—
Retirement Choices at 2030 Portfolio	10,468,962	1,137,646	—	—	—
Retirement Choices at 2035 Portfolio	8,401,485	812,183	—	—	—
Retirement Choices at 2040 Portfolio	6,014,854	421,664	—	—	—
Retirement Choices at 2045 Portfolio	3,825,685	396,287	—	—	—
Retirement Choices at 2050 Portfolio	2,128,799	79,850	—	—	—
Short Term Government Income Fund	552,358	—	1,591,517	—	—
Small Cap Growth Fund	—	7,632,991	—	—	652,502
Small Cap Opportunities Fund	158,406	303,342	—	—	—
Small Cap Value Fund	979,688	10,673,795	—	—	—
Small Company Growth Fund	9,914	2,283,106	—	—	—
Small Company Value Fund	3,102,948	—	20,032,706	43,998	—
Smaller Company Growth Fund	—	4,740,338	—	—	329,756
Spectrum Income Fund	7,836,380	—	4,502,585	—	—
Strategic Equity Allocation Fund	21,117,052	—	1,885,897	—	—
Total Return Fund	75,662,454	—	—	—	—
U.S. High Yield Bond Fund	8,358,078	4,327,712	—	—	—
Value Fund	1,439,666	15,587,712	—	—	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Funds’ financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, passive foreign investment companies, wash sale loss deferrals, character of distributions received from portfolio investments, derivative transactions, straddle loss deferrals, real estate investment trusts, distributions payable, partnerships, characterization of distributions, litigation proceeds, in-kind transactions, tender offer reclasses and amortization and accretion on debt securities.

New accounting pronouncement In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

3. DERIVATIVE INSTRUMENTS The Funds may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Funds are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Funds will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Funds will succeed in enforcing them.

The Funds have entered into collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives, including swaps and forward currency exchange contracts, and other investment types. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Funds is held in a segregated account by a third-party agent and can be in the form of cash (included in the Statements of assets and liabilities) or debt securities issued by the U.S. government or related agencies; collateral posted by the Funds is noted in the accompanying Portfolio of investments and/or Statements of assets and liabilities. The tables below summarize the collateral pledged to the Funds and posted by the Funds as of August 31, 2012:

390

DERIVATIVE INSTRUMENTS, CONTINUED

Collateral Pledged to Portfolios

					Forward
		Swaps	Swaps		Foreign
	Swaps	(Foreign	(U.S. Treasury		Currency
Fund	(USD)	Currency)	Securities)	TBAs	Contracts	Total

Global Bond Fund	$9,040,000	$504,784	—	$610,000	$1,390,000	$11,544,784
Investment Quality Bond Fund	830,000	—	765,000	—	—	1,595,000
Real Return Bond Fund	520,000	—	—	—	180,000	700,000
Total Return Fund	3,195,000	—	—	805,000	625,025	4,625,025

Collateral Pledged by Portfolios

				Swaps
		Swaps		(U.S. Treasury
Collateral type:		(USD)		Securities)		Total

Fund

Global Bond Fund		$22,000		$5,512,734		$5,534,734
Investment Quality Bond Fund		—		1,245,000		1,245,000
Real Return Bond Fund		—		1,451,053		1,451,053
Total Return Fund		3,868,422		21,563,000		25,431,422

Futures A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of assets and liabilities.

Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Funds. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at August 31, 2012, and the range of futures contracts notional amounts held by the Funds during the year ended August 31, 2012. In addition, the tables detail how the Funds used futures contracts during the year ended August 31, 2012.

Active Bond Fund

The Fund used futures contracts to manage duration. During the year ended August 31, 2012, the Fund held futures contracts with total values ranging up to approximately $14.9 million, as measured at each quarter end. At August 31, 2012, the Fund held no futures contracts.

All Cap Core Fund

The Fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total absolute values ranging from approximately $6.0 million to $9.0 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	8	Long	Sep 2012	$648,880	$7,370
	S&P 500 E-Mini Index Futures	86	Long	Sep 2012	6,041,930	42,618

						$49,988

Emerging Markets Debt Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total values up to approximately $0.7 million. At August 31, 2012, the Fund held no futures contracts.

Global Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total absolute values ranging from approximately $170.5 million to $571.1 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Global Bond Fund	10-Year Japan Government Bond Futures	34	Long	Sep 2012	$62,532,729	$287,604
	Euro BTP Italian Government Bond Futures	27	Long	Dec 2012	3,358,024	(16,858)
	German Euro BOBL Futures	162	Long	Sep 2012	26,004,309	85,656

391

DERIVATIVE INSTRUMENTS, CONTINUED

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Global Bond Fund (continued)	German Euro BUND Futures	50	Long	Sep 2012	$9,057,417	$35,064
	U.S. Treasury 5-Year Bond Futures	212	Long	Dec 2012	26,428,781	234,997
	U.S. Treasury 10-Year Bond Futures	134	Long	Dec 2012	17,918,312	116,049
	10-Year Canada Government Bond Futures	83	Short	Dec 2012	(11,505,067)	(47,565)
	3-Year Australian Treasury Bond Futures	652	Short	Sep 2012	(74,237,530)	93,097
	U.K. Long Gilt Bond Futures	34	Short	Dec 2012	(6,529,720)	(22,715)
	U.S. Treasury 30-Year Bond Futures	38	Short	Dec 2012	(5,753,438)	(114,637)

						$650,692

Heritage Fund

The Fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total values up to approximately $9.9 million. At August 31, 2012, the Fund held no futures contracts.

High Yield Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the year ended August 31, 2012, the Fund held futures contracts with total values up to approximately $60.3 million, as measured at each quarter end. At August 31, 2012, the Fund held no futures contracts.

International Growth Opportunities Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended August 31, 2012, the Fund held futures contracts with total values up to approximately $35.1 million. At August 31, 2012, the Fund held no futures contracts.

International Opportunities Fund

The Fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total values up to approximately $61.7 million. At August 31, 2012, the Fund held no futures contracts.

International Small Company Fund

The Fund used futures contracts to maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period end August 31, 2012, the Fund held futures contracts with the total values up to approximately $14.6 million. At August 31, 2012, the Fund held no futures contracts.

Investment Quality Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total absolute values ranging from approximately $45.3 million to $167.1 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	U.S. Treasury 2-Year Note Futures	109	Long	Dec 2012	$24,043,016	$13,506
	U.S. Treasury 5-Year Note Futures	78	Long	Dec 2012	9,723,797	38,942
	U.S. Treasury 10-Year Note Futures	47	Long	Dec 2012	6,284,781	8,078
	U.S. Treasury Ultra Long Bond Futures	30	Long	Dec 2012	5,070,000	68,168
	U.S. Treasury 30-Year Bond Futures	1	Short	Dec 2012	(151,406)	(1,191)

						$127,503

Mid Cap Growth Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total absolute values ranging from approximately $0.5 million to $2.1 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Growth Index Fund	S&P MidCap 400 E-Mini Index Futures	5	Long	Sep 2012	$485,400	$8,100

						$8,100

392

DERIVATIVE INSTRUMENTS, CONTINUED

Mid Cap Value Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total values ranging from approximately $0.3 million to $1.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Value Index Fund	S&P MidCap 400 E-Mini Index Futures	3	Long	Sep 2012	$291,240	$12,610

						$12,610

Real Return Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total values ranging from approximately $83.9 million to $270.3 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Real Return Bond Fund	Eurodollar Futures	96	Long	Mar 2015	$23,852,400	$215,662
	Eurodollar Futures	242	Long	Jun 2015	60,082,550	227,969

						$443,631

Short Term Government Income Fund

The Fund used futures contracts to manage duration. During the year ended August 31, 2012, the Fund held futures contracts with total values ranging up to approximately $15.0 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Short Term Government Income Fund	U.S. Treasury 5-Year Note Futures	120	Short	Dec 2012	($14,959,687)	($65,965)

						($65,965)

Smaller Company Growth Fund

The Fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total values ranging from approximately $0.5 million to $1.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Smaller Company Growth Fund	Russell 2000 Mini Index Futures	7	Long	Sep 2012	$567,770	$26,153

						$26,153

Spectrum Income Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total values ranging from approximately $10.6 million to $27.0 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Spectrum Income Fund	U.S. Treasury 2-Year Note Futures	8	Long	Dec 2012	$1,764,625	$1,343
	U.S. Treasury 10-Year Note Futures	31	Long	Dec 2012	4,145,281	24,788
	Ultra Long U.S. Treasury Bond Futures	22	Long	Dec 2012	3,718,000	59,085
	10-Year Government of Canada Bond Futures	6	Short	Dec 2012	(831,692)	(3,671)
	U.S. Treasury 5-Year Note Futures	10	Short	Dec 2012	(1,246,641)	(5,527)
	U.S. Treasury 10-Year Note Futures	94	Short	Dec 2012	(12,569,562)	(97,328)

						($21,310)

393

DERIVATIVE INSTRUMENTS, CONTINUED

Strategic Equity Allocation Fund

The Fund used futures contracts to manage against anticipated currency exchange rate changes, manage against anticipated changes in securities markets, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended August 31, 2012, the Fund held futures contracts ranging up to approximately $139.5 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Strategic Equity	Canadian Currency Futures	26	Long	Sep 2012	$2,637,440	$56,879
Allocation Fund	MSCI EAFE Mini Index Futures	379	Long	Sep 2012	27,828,075	828,865
	MSCI Emerging Market Mini Futures	192	Long	Sep 2012	9,094,080	105,084
	Russell 2000 Mini Index Futures	38	Long	Sep 2012	3,082,180	152,945
	S&P 500 Index Futures	249	Long	Sep 2012	87,467,475	1,500,300
	S&P MidCap 400 E-Mini Index Futures	70	Long	Sep 2012	6,795,600	235,792
	S&P TSE 60 Index Futures	19	Long	Sep 2012	2,631,763	63,303

						$2,943,168

Total Return Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held futures contracts with total values ranging from approximately $183.2 million to $3.5 billion, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Total Return Fund	Eurodollar Futures	617	Long	Mar 2015	$153,301,363	$421,670
	Eurodollar Futures	896	Long	Jun 2015	222,454,400	518,106
	Eurodollar Futures	63	Long	Sep 2015	15,624,788	91,261
	U.S. Treasury 10-Year Note Futures	384	Long	Dec 2012	51,348,000	380,559
	German Euro BUND Futures	13	Short	Sep 2012	(2,354,929)	(45,949)

						$1,365,647

Forward foreign currency contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at August 31, 2012, and the range of notional contract amounts held by the Funds during the year ended August 31, 2012. In addition, the tables detail how the Funds used forward foreign currency contracts during the year ended August 31, 2012.

Active Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $3.3 million, as measured at each quarter end. At August 31, 2012, the Fund held no forward foreign currency contracts.

Alpha Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $6.7 million, as measured at each quarter end. At August 31, 2012, the Fund held no forward foreign currency contracts.

Capital Appreciation Value Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $15.2 million, as measured at each quarter end. At August 31, 2012, the Fund held no forward foreign currency contracts.

Emerging Markets Debt Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and maintain diversity and liquidity of the Fund. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values from approximately $0.1 million to $4.5 million, as measured at each quarter end.

394

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Emerging Markets Debt Fund	BUYS

	Canadian Dollar	536	$543	State Street Bank and Trust Company	9/5/2012	$1
	Canadian Dollar	205,264	200,000	Toronto Dominion Bank	9/5/2012	8,227
	Euro	219,092	275,399	Bank of Montreal	9/5/2012	175
	Euro	721,307	890,058	Toronto Dominion Bank	9/5/2012	17,202
	Mexican Peso	2,101,620	150,000	Toronto Dominion Bank	9/5/2012	9,169
	Mexican Peso	1,938,422	137,477	UBS AG	9/5/2012	9,331

			$1,653,477			$44,105

	SELLS

	Canadian Dollar	205,800	$200,000	Toronto Dominion Bank	9/5/2012	($8,771)
	Euro	219,092	269,532	Toronto Dominion Bank	9/5/2012	(6,043)
	Euro	721,307	893,653	Toronto Dominion Bank	9/5/2012	(13,607)
	Euro	219,092	275,681	Bank of Montreal	11/20/2012	(136)
	Mexican Peso	82,741	6,270	Bank of Nova Scotia	9/5/2012	4
	Mexican Peso	3,957,301	287,477	Toronto Dominion Bank	9/5/2012	(12,233)

			$1,932,613			($40,786)

Global Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $855.5 million to $1.4 billion, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund	BUYS

	Canadian Dollar	564,000	$551,098	BNP Paribas SA	9/20/2012	$20,870
	Canadian Dollar	2,378,000	2,317,018	Credit Suisse	9/20/2012	94,575
	Canadian Dollar	364,000	359,143	JPMorgan Chase Bank	9/20/2012	9,999
	Canadian Dollar	824,000	808,457	The Royal Bank of Scotland PLC	9/20/2012	27,183
	Canadian Dollar	214,000	211,455	UBS AG	9/20/2012	5,568
	Canadian Dollar	16,050,000	15,618,638	UBS AG	9/20/2012	658,097
	Chilean Peso	11,892,800	23,466	HSBC Bank USA	1/9/2013	879
	Chinese Yuan Renminbi	17,000,000	2,713,921	Deutsche Bank AG	8/5/2013	(84,437)
	Chinese Yuan Renminbi	42,000,000	6,738,328	Goldman Sachs International	8/5/2013	(241,956)
	Chinese Yuan Renminbi	53,163,414	8,418,593	UBS AG	8/5/2013	(195,514)
	Chinese Yuan Renminbi	6,158,020	1,012,000	Barclays Capital	4/25/2014	(69,956)
	Chinese Yuan Renminbi	12,947,975	2,126,000	Citibank N.A.	4/25/2014	(145,239)
	Chinese Yuan Renminbi	4,762,380	782,000	Goldman Sachs International	4/25/2014	(53,459)
	Chinese Yuan Renminbi	4,101,290	674,000	HSBC Bank USA	4/25/2014	(46,591)
	Chinese Yuan Renminbi	7,796,270	1,280,000	JPMorgan Chase Bank	4/25/2014	(87,339)
	Chinese Yuan Renminbi	7,939,353	1,301,000	The Royal Bank of Scotland PLC	4/25/2014	(86,451)
	Chinese Yuan Renminbi	8,208,665	1,349,000	UBS AG	4/25/2014	(93,252)
	Chinese Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	(45,864)
	Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	(85,961)
	Chinese Yuan Renminbi	30,936,600	5,114,018	Citibank N.A.	9/8/2015	(442,288)
	Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(57,106)
	Chinese Yuan Renminbi	3,753,050	610,000	Morgan Stanley & Company, Inc.	9/8/2015	(43,253)
	Danish Krone	15,108,000	2,534,517	Barclays Bank PLC	11/21/2012	20,559
	Danish Krone	15,107,000	2,535,710	Deutsche Bank AG	11/21/2012	19,196
	Euro	30,886,000	38,678,538	Barclays Bank PLC	9/4/2012	169,871
	Euro	138,000	172,120	BNP Paribas SA	9/4/2012	1,457
	Euro	9,682,000	11,967,242	HSBC Bank USA	9/4/2012	210,777
	Euro	254,000	312,791	JPMorgan Chase Bank	9/4/2012	6,690
	Euro	1,298,000	1,591,035	Royal Bank of Canada	9/4/2012	41,589
	Euro	8,310,000	10,280,883	The Royal Bank of Scotland PLC	9/4/2012	171,435
	Euro	67,000	83,574	BNP Paribas SA	9/14/2012	706
	Euro	88,000	108,619	Credit Suisse	9/14/2012	2,077
	Euro	290,000	362,841	Deutsche Bank AG	10/2/2012	2,018
	Indonesian Rupiah	204,770,000	20,901	Morgan Stanley & Company, Inc.	1/30/2013	131
	Japanese Yen	4,321,603,000	55,087,303	Credit Suisse	9/18/2012	114,669
	Japanese Yen	5,324,317,000	67,526,599	The Royal Bank of Scotland PLC	9/18/2012	483,534
	Japanese Yen	1,517,332,000	19,169,729	BNP Paribas SA	9/27/2012	213,254
	Japanese Yen	1,767,766,000	22,255,366	Citibank N.A.	9/27/2012	326,758

395

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	BUYS

	Japanese Yen	9,387,000	$119,367	Morgan Stanley & Company, Inc.	9/27/2012	$546
	Japanese Yen	13,897,000	177,066	Royal Bank of Canada	9/27/2012	460
	Japanese Yen	3,272,871,000	41,648,058	UBS AG	9/27/2012	160,857
	Malaysian Ringgit	113,917	35,820	HSBC Bank USA	10/16/2012	534
	Mexican Peso	143,616,705	10,771,522	HSBC Bank USA	9/20/2012	89,771
	Mexican Peso	192,821,280	13,934,187	JPMorgan Chase Bank	9/20/2012	648,298
	Mexican Peso	394,513,630	28,286,630	UBS AG	10/18/2012	1,471,082
	Mexican Peso	187,871,001	13,902,982	Bank of America N.A.	12/3/2012	209,464
	Mexican Peso	232,419	17,065	Citibank N.A.	12/3/2012	394
	Mexican Peso	2,486,448	186,000	HSBC Bank USA	12/3/2012	776
	Mexican Peso	1,549,461	114,402	JPMorgan Chase Bank	12/3/2012	1,990
	Mexican Peso	29,938,944	2,229,557	Morgan Stanley & Company, Inc.	12/3/2012	19,389
	Mexican Peso	28,098,170	2,095,018	UBS AG	12/3/2012	15,653
	Pound Sterling	1,936,000	3,001,543	Barclays Bank PLC	9/12/2012	72,455
	Pound Sterling	954,000	1,478,710	BNP Paribas SA	9/12/2012	36,060
	Pound Sterling	3,791,000	5,960,593	Citibank N.A.	9/12/2012	58,791
	Pound Sterling	4,259,000	6,657,717	Credit Suisse	9/12/2012	104,761
	Pound Sterling	1,657,000	2,577,261	Deutsche Bank AG	9/12/2012	53,738
	Pound Sterling	5,786,000	9,118,817	HSBC Bank USA	9/12/2012	68,246
	Pound Sterling	5,901,000	9,218,982	JPMorgan Chase Bank	9/12/2012	150,680
	Pound Sterling	4,030,000	6,266,086	Morgan Stanley & Company, Inc.	9/12/2012	132,785
	Pound Sterling	7,375,000	11,431,450	Royal Bank of Canada	9/12/2012	278,641
	Pound Sterling	3,285,000	5,162,787	The Royal Bank of Scotland PLC	9/12/2012	53,166
	Pound Sterling	8,597,000	13,336,773	UBS AG	9/12/2012	313,621
	South African Rand	36,110,864	4,351,860	Barclays Bank PLC	10/26/2012	(84,209)
	South Korean Won	178,159,519	153,434	Barclays Capital	9/28/2012	3,555
	Swedish Krona	12,874,000	1,929,339	Barclays Bank PLC	11/21/2012	9,126
	Swedish Krona	12,874,000	1,932,925	UBS AG	11/21/2012	5,541

			$483,168,374			$4,699,397

	SELLS

	Australian Dollar	28,864,000	$29,773,216	Bank of America N.A.	10/11/2012	$52,601
	Brazilian Real	311,957	153,741	UBS AG	10/2/2012	739
	Canadian Dollar	6,689,000	6,555,493	BNP Paribas SA	9/20/2012	(228,001)
	Canadian Dollar	2,424,000	2,383,856	HSBC Bank USA	9/20/2012	(74,388)
	Canadian Dollar	1,320,000	1,315,829	JPMorgan Chase Bank	9/20/2012	(22,819)
	Canadian Dollar	1,478,000	1,478,562	Morgan Stanley & Company, Inc.	9/20/2012	(20,318)
	Canadian Dollar	1,545,000	1,541,392	Royal Bank of Canada	9/20/2012	(25,434)
	Canadian Dollar	4,424,000	4,307,718	UBS AG	9/20/2012	(178,779)
	Chinese Yuan Renminbi	14,743,000	2,300,000	JPMorgan Chase Bank	10/15/2012	(15,557)
	Chinese Yuan Renminbi	2,514,914	398,876	Barclays Capital	2/1/2013	6,615
	Chinese Yuan Renminbi	54,634,542	8,522,000	Deutsche Bank AG	2/1/2013	436
	Chinese Yuan Renminbi	136,667,730	21,449,852	JPMorgan Chase Bank	2/1/2013	133,248
	Euro	2,166,000	2,631,107	Barclays Bank PLC	9/4/2012	(93,287)
	Euro	30,116,000	36,559,920	Citibank N.A.	9/4/2012	(1,319,982)
	Euro	1,206,000	1,490,652	HSBC Bank USA	9/4/2012	(26,255)
	Euro	2,485,000	3,069,646	JPMorgan Chase Bank	9/4/2012	(55,987)
	Euro	9,288,000	11,500,796	Morgan Stanley & Company, Inc.	9/4/2012	(181,649)
	Euro	5,307,000	6,503,675	The Royal Bank of Scotland PLC	9/4/2012	(171,469)
	Euro	155,000	192,180	Deutsche Bank AG	9/14/2012	(2,796)
	Euro	36,119,000	45,248,943	Barclays Bank PLC	10/2/2012	(193,560)
	Euro	715,000	906,967	Citibank N.A.	11/20/2012	6,850
	Euro	869,000	1,092,985	Credit Suisse	11/20/2012	(1,004)
	Euro	2,656,000	3,386,121	Deutsche Bank AG	11/20/2012	42,470
	Euro	1,072,000	1,351,047	UBS AG	11/20/2012	1,501
	Euro	794,000	1,003,537	Bank of America N.A.	5/20/2013	1,544
	Euro	2,655,000	3,404,241	Barclays Bank PLC	5/23/2013	53,622
	Euro	879,000	1,119,745	Credit Suisse	5/23/2013	10,444
	Euro	982,000	1,242,858	UBS AG	5/23/2013	3,571
	Hong Kong Dollar	49,526	6,388	JPMorgan Chase Bank	11/6/2012	2
	Indian Rupee	2,202,445	37,921	HSBC Bank USA	10/3/2012	(1,447)
	Mexican Peso	195,000,000	15,156,226	HSBC Bank USA	9/20/2012	408,971
	Mexican Peso	143,616,705	10,784,878	UBS AG	9/20/2012	(76,415)
	Mexican Peso	20,000,000	1,542,615	UBS AG	10/4/2012	32,101
	Mexican Peso	86,549,798	6,472,223	Barclays Bank PLC	10/18/2012	(56,130)
	Mexican Peso	305,058,177	22,901,900	HSBC Bank USA	10/18/2012	(108,289)

396

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	SELLS

	Mexican Peso	58,872,976	$4,347,757	HSBC Bank USA	12/3/2012	($74,648)
	Mexican Peso	872,000	63,326	JPMorgan Chase Bank	12/3/2012	(2,176)
	Mexican Peso	7,811,187	590,000	Morgan Stanley & Company, Inc.	12/3/2012	3,241
	New Zealand Dollar	37,205,000	30,470,895	HSBC Bank USA	9/20/2012	610,378
	Philippine Peso	1,395,310	31,893	Citibank N.A.	10/31/2012	(1,234)
	Pound Sterling	11,613,000	18,068,167	Barclays Bank PLC	9/12/2012	(371,059)
	Pound Sterling	8,086,000	12,623,755	BNP Paribas SA	9/12/2012	(215,269)
	Pound Sterling	2,469,000	3,820,698	Citibank N.A.	9/12/2012	(99,602)
	Pound Sterling	1,445,000	2,258,429	Credit Suisse	9/12/2012	(35,955)
	Pound Sterling	1,360,000	2,134,853	Deutsche Bank AG	9/12/2012	(24,567)
	Pound Sterling	5,457,000	8,526,821	HSBC Bank USA	9/12/2012	(137,853)
	Pound Sterling	109,000	171,335	JPMorgan Chase Bank	9/12/2012	(1,736)
	Pound Sterling	6,085,000	9,543,836	Morgan Stanley & Company, Inc.	9/12/2012	(117,982)
	Pound Sterling	2,041,000	3,199,767	Royal Bank of Canada	9/12/2012	(40,952)
	Pound Sterling	11,983,000	18,642,086	UBS AG	9/12/2012	(384,629)
	Singapore Dollar	26,672	21,194	The Royal Bank of Scotland PLC	10/22/2012	(203)
	Taiwan Dollar	805,375	27,329	Barclays Capital	11/30/2012	426

			$372,329,247			($2,992,671)

Heritage Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2012, the Fund held foreign forward currency contracts with USD notional values ranging from approximately $1.1 million to $1.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Heritage Fund	SELLS

	Euro	873,923	$1,098,389	UBS AG	9/28/2012	($1,078)

			$1,098,389			($1,078)

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $9.7 million to $28.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Income Fund	BUYS

	Canadian Dollar	8,992,604	$9,109,202	State Street Bank and Trust Company	9/5/2012	$13,214
	Euro	514,388	646,585	Bank of Montreal	9/5/2012	412

			$9,755,787			$13,626

	SELLS

	Canadian Dollar	8,992,604	$8,711,822	Bank of Nova Scotia	9/5/2012	($410,594)
	Canadian Dollar	8,992,604	9,093,359	State Street Bank and Trust Company	11/20/2012	(13,976)
	Euro	514,388	640,886	State Street Bank and Trust Company	9/5/2012	(6,111)
	Euro	514,388	647,246	Bank of Montreal	11/20/2012	(319)

			$19,093,313			($431,000)

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $28.5 million to $35.9 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Yield Fund	SELLS

	Euro	2,054,400	$2,540,235	JPMorgan Chase Bank	9/17/2012	($44,094)
	Euro	2,008,733	2,479,861	Citibank N.A.	10/25/2012	(48,101)

397

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Yield Fund, continued	SELLS

	Euro	17,826,020	$22,153,642	UBS AG	11/16/2012	($286,456)
	Pound Sterling	3,743,065	5,842,476	UBS AG	11/16/2012	(99,582)

			$33,016,214			($478,233)

International Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $119.6 million, as measured at each quarter end. At August 31, 2012, the Fund held no forward foreign currency contracts.

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $7.9 million to $70.2 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Investment Quality Bond Fund	BUYS

	Brazilian Real	2,260,000	$1,102,171	Goldman Sachs International	9/5/2012	$11,185
	Mexican Peso	23,800,000	1,686,926	HSBC Bank USA	9/19/2012	113,167

			$2,789,097			$124,352

	SELLS

	Brazilian Real	2,260,000	$1,107,680	Goldman Sachs International	9/5/2012	($5,675)
	Brazilian Real	1,130,000	549,237	Goldman Sachs International	10/2/2012	(4,984)
	Euro	685,000	859,305	Goldman Sachs International	9/28/2012	(2,482)
	Euro	685,000	861,919	JPMorgan Chase Bank	9/28/2012	132
	Mexican Peso	23,800,000	1,713,895	Goldman Sachs International	9/19/2012	(86,199)

			$5,092,036			($99,208)

Mutual Shares Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Fund. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values from approximately $56.6 million to $108.6 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mutual Shares Fund	BUYS

	Euro	138,095	$173,915	Bank of America N.A.	1/17/2013	$74
	Euro	62,329	75,715	Credit Suisse International	1/17/2013	2,815
	Euro	690,266	842,300	Deutsche Bank AG	1/17/2013	27,375
	Euro	652,651	795,438	HSBC Bank PLC	1/17/2013	26,847
	Japanese Yen	1,377,000	17,577	Barclays Bank PLC	10/22/2012	18
	Japanese Yen	7,344,000	91,819	Deutsche Bank AG	10/22/2012	2,017
	Japanese Yen	3,909,600	49,251	HSBC Bank PLC	10/22/2012	703
	Japanese Yen	2,462,040	31,357	Standard Chartered Bank	10/22/2012	101
	Pound Sterling	74,000	117,366	Bank of America N.A.	2/19/2013	81
	Pound Sterling	314,187	495,035	Credit Suisse International	2/19/2013	3,619
	Swiss Franc	1,400	1,469	Credit Suisse International	2/11/2013	3

			$2,691,242			$63,653

	SELLS

	Euro	914,418	$1,130,261	Bank of America N.A.	1/17/2013	($21,827)
	Euro	206,864	256,092	Barclays Bank PLC	1/17/2013	(4,539)
	Euro	554,849	685,488	Credit Suisse International	1/17/2013	(13,573)
	Euro	119,000	148,439	Deutsche Bank AG	1/17/2013	(1,491)
	Euro	17,573,931	21,554,188	HSBC Bank PLC	1/17/2013	(587,452)
	Euro	52,812	65,723	Standard Chartered Bank	1/17/2013	(815)
	Japanese Yen	7,068,600	90,537	Deutsche Bank AG	10/22/2012	219

398

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mutual Shares Fund,
continued	SELLS

	Japanese Yen	55,382,040	$683,917	HSBC Bank PLC	10/22/2012	($23,713)
	Pound Sterling	494,062	773,747	Bank of America N.A.	2/19/2013	(10,392)
	Pound Sterling	383,086	599,819	Barclays Bank PLC	2/19/2013	(8,187)
	Pound Sterling	125,520	196,052	Credit Suisse International	2/19/2013	(3,164)
	Pound Sterling	17,668,994	27,696,786	HSBC Bank PLC	2/19/2013	(346,125)
	Swiss Franc	21,719	22,319	Bank of America N.A.	2/11/2013	(514)
	Swiss Franc	21,581	22,169	Barclays Bank PLC	2/11/2013	(519)

			$53,925,537			($1,022,092)

Real Return Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $96.7 million to $183.5 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Real Return Bond Fund	BUYS

	Chinese Yuan Renminbi	39,032,780	$6,192,239	UBS AG	2/1/2013	($104,144)
	Euro	1,114,000	1,369,698	Deutsche Bank AG	10/15/2012	32,080
	Euro	1,094,000	1,357,468	HSBC Bank USA	10/15/2012	19,143
	Euro	891,000	1,103,877	Morgan Stanley & Company, Inc.	10/15/2012	17,293
	Euro	130,000	161,283	The Royal Bank of Scotland PLC	10/15/2012	2,299
	Japanese Yen	86,618,000	1,100,722	Deutsche Bank AG	9/10/2012	5,624
	Mexican Peso	226,666	16,739	HSBC Bank USA	12/3/2012	287
	Pound Sterling	956,000	1,512,808	Barclays Bank PLC	9/12/2012	5,138
	Pound Sterling	605,000	934,580	HSBC Bank USA	9/12/2012	26,045
	Pound Sterling	1,356,000	2,110,184	JPMorgan Chase Bank	9/12/2012	42,885
	Pound Sterling	3,614,000	5,619,264	Morgan Stanley & Company, Inc.	9/12/2012	119,078
	Pound Sterling	188,000	295,923	The Royal Bank of Scotland PLC	9/12/2012	2,585
	Singapore Dollar	1,301	1,034	The Royal Bank of Scotland PLC	10/22/2012	10

			$21,775,819			$168,323

	SELLS

	Australian Dollar	18,270,000	$18,845,505	Bank of America N.A.	10/11/2012	$33,296
	Brazilian Real	1,680,596	815,032	Barclays Capital	10/2/2012	(9,234)
	Brazilian Real	853,675	413,342	Morgan Stanley & Company, Inc.	10/2/2012	(5,352)
	Brazilian Real	2,558,173	1,258,427	UBS AG	10/2/2012	3,744
	Canadian Dollar	9,477,000	9,219,679	UBS AG	9/20/2012	(391,201)
	Chinese Yuan Renminbi	38,718,133	6,076,769	JPMorgan Chase Bank	2/1/2013	37,749
	Euro	1,089,000	1,341,757	JPMorgan Chase Bank	10/15/2012	(28,562)
	Euro	16,956,000	20,891,250	UBS AG	10/15/2012	(444,959)
	Japanese Yen	88,742,000	1,136,859	Citibank N.A.	9/10/2012	3,384
	Pound Sterling	1,211,000	1,917,770	Barclays Bank PLC	9/12/2012	(5,067)
	Pound Sterling	6,172,000	9,543,869	BNPParibas SA	9/12/2012	(256,089)
	Pound Sterling	795,000	1,246,989	Deutsche Bank AG	9/12/2012	(15,319)
	Pound Sterling	260,000	404,443	HSBC Bank USA	9/12/2012	(8,387)
	South African Rand	15,432,279	1,859,804	Barclays Bank PLC	10/26/2012	35,987

			$74,971,495			($1,050,010)

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $85.7 million to $103.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund	BUYS

	Brazilian Real	3,240,000	$1,577,410	Credit Suisse	9/5/2012	$18,728

399

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund,
continued	BUYS

	Canadian Dollar	1,120,000	$1,076,075	Goldman Sachs	9/6/2012	$60,070
	Canadian Dollar	567,862	572,000	Royal Bank of Canada	11/16/2012	3,164
	Canadian Dollar	1,291,506	1,298,353	State Street Bank and Trust Company	11/16/2012	9,762
	Canadian Dollar	495,000	497,960	UBS AG	11/26/2012	3,279
	Chilean Peso	133,263,980	275,339	Citibank N.A.	11/16/2012	(722)
	Chinese Yuan Renminbi	3,146,000	494,965	Standard Chartered Bank	9/25/2012	(136)
	Chinese Yuan Renminbi	5,275,000	829,142	Credit Suisse	9/28/2012	371
	Chinese Yuan Renminbi	6,935,000	1,090,752	Barclays Bank PLC	11/13/2012	(3,730)
	Chinese Yuan Renminbi	8,805,104	1,383,580	Barclays Bank PLC	11/16/2012	(3,728)
	Czech Koruna	4,425,181	218,239	Bank of America N.A.	11/16/2012	5,639
	Danish Krone	583,952	97,977	State Street Bank and Trust Company	11/16/2012	767
	Euro	993,734	1,248,321	Deutsche Bank AG	9/10/2012	1,658
	Euro	78,000	98,443	State Street Bank and Trust Company	9/10/2012	(330)
	Euro	190,000	238,554	Barclays Bank PLC	10/23/2012	553
	Euro	121,323	149,468	Deutsche Bank AG	11/16/2012	3,259
	Euro	759,800	950,430	JPMorgan Chase Bank	11/16/2012	6,036
	Euro	46,241	58,000	State Street Bank and Trust Company	11/16/2012	210
	Hong Kong Dollar	6,549,637	844,613	Citibank N.A.	11/16/2012	9
	Hong Kong Dollar	10,625,000	1,370,172	UBS AG	11/20/2012	11
	Hungarian Forint	7,526,115	32,818	State Street Bank and Trust Company	11/16/2012	166
	Indonesian Rupiah	1,921,400,000	200,000	Standard Chartered Bank	10/22/2012	194
	Japanese Yen	727,574,672	9,270,468	JPMorgan Chase Bank	11/16/2012	28,168
	Japanese Yen	10,955,028	140,000	State Street Bank and Trust Company	11/16/2012	9
	Malaysian Ringgit	3,515,000	1,099,124	Standard Chartered Bank	9/13/2012	25,213
	Malaysian Ringgit	347,530	111,000	JPMorgan Chase Bank	9/24/2012	77
	Malaysian Ringgit	1,857,982	585,468	Standard Chartered Bank	9/24/2012	8,375
	Mexican Peso	6,430,000	477,960	State Street Bank and Trust Company	9/25/2012	8,088
	Mexican Peso	4,800,000	342,625	UBS AG	9/25/2012	20,211
	Mexican Peso	26,966,581	2,034,983	Goldman Sachs	11/16/2012	(6,249)
	Mexican Peso	1,628,904	122,000	State Street Bank and Trust Company	11/16/2012	545
	Norwegian Krone	2,950,000	482,595	Barclays Bank PLC	10/23/2012	25,529
	Norwegian Krone	6,880,000	1,129,674	Morgan Stanley & Company, Inc.	11/6/2012	54,729
	Norwegian Krone	11,462,534	1,928,486	Bank of America N.A.	11/16/2012	44,090
	Philippine Peso	20,704,680	494,972	JPMorgan Chase Bank	11/16/2012	(3,687)
	Polish Zloty	2,230,695	678,147	Deutsche Bank AG	11/16/2012	(10,692)
	Pound Sterling	3,500	5,492	State Street Bank and Trust Company	10/11/2012	65
	Pound Sterling	3,500	5,498	State Street Bank and Trust Company	11/16/2012	58
	Russian Ruble	7,712,872	239,174	Deutsche Bank AG	11/16/2012	(2,695)
	Russian Ruble	17,808,330	554,000	JPMorgan Chase Bank	11/16/2012	(7,991)
	Russian Ruble	17,800,000	552,238	Morgan Stanley & Company, Inc.	11/26/2012	(7,373)
	Singapore Dollar	381,267	306,111	The Royal Bank of Scotland PLC	11/16/2012	(232)
	South African Rand	178,718	21,000	State Street Bank and Trust Company	11/16/2012	64
	South Korean Won	440,893,600	384,104	Credit Suisse	10/17/2012	4,255
	South Korean Won	102,406,500	90,000	JPMorgan Chase Bank	10/17/2012	204
	South Korean Won	32,990,400	29,000	State Street Bank and Trust Company	10/17/2012	59
	South Korean Won	610,660,000	533,957	Standard Chartered Bank	10/31/2012	3,747
	Swedish Krona	3,119,776	465,458	Royal Bank of Canada	11/16/2012	4,370
	Swedish Krona	134,625	20,053	State Street Bank and Trust Company	11/16/2012	221
	Swiss Franc	1,309,856	1,348,629	The Royal Bank of Scotland PLC	11/16/2012	25,266
	Thailand Baht	25,857,304	818,269	Citibank N.A.	11/16/2012	3,035
	Turkish Lira	1,201,541	659,463	Credit Suisse	11/16/2012	(5,777)
	Turkish Lira	134,183	73,646	State Street Bank and Trust Company	11/16/2012	(645)

			$39,606,205			$316,267

	SELLS

	Australian Dollar	460,000	$458,280	Barclays Bank PLC	9/12/2012	($16,658)
	Australian Dollar	570,000	564,733	Citibank N.A.	9/12/2012	(23,777)
	Australian Dollar	565,000	573,777	Barclays Bank PLC	10/11/2012	(7,991)
	Australian Dollar	467,645	488,293	Barclays Bank PLC	11/16/2012	8,349
	Australian Dollar	530,933	552,000	JPMorgan Chase Bank	11/16/2012	7,103
	Australian Dollar	77,838	80,000	State Street Bank and Trust Company	11/16/2012	115
	Australian Dollar	520,000	539,440	UBS AG	11/27/2012	6,261
	Brazilian Real	3,240,000	1,566,050	Credit Suisse	9/5/2012	(30,088)
	Brazilian Real	13,078,722	6,381,421	JPMorgan Chase Bank	11/16/2012	5,061
	Brazilian Real	3,300,000	1,585,243	Credit Suisse	12/4/2012	(19,498)
	Brazilian Real	750,000	365,212	Goldman Sachs	12/4/2012	498

400

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund,
continued	SELLS

	Chinese Yuan Renminbi	3,146,000	$494,810	Deutsche Bank AG	9/25/2012	($19)
	Chinese Yuan Renminbi	5,275,000	822,292	Standard Chartered Bank	9/28/2012	(7,221)
	Euro	514,742	632,572	Barclays Bank PLC	9/10/2012	(14,902)
	Euro	404,270	500,205	Citibank N.A.	9/10/2012	(8,310)
	Euro	5,187,463	6,477,643	Goldman Sachs	9/10/2012	(47,468)
	Euro	333,551	413,632	State Street Bank and Trust Company	9/10/2012	(5,930)
	Euro	265,000	324,858	Barclays Bank PLC	10/23/2012	(8,632)
	Euro	2,345,000	2,899,593	Deutsche Bank AG	11/6/2012	(52,003)
	Euro	632,317	791,952	Barclays Bank PLC	11/16/2012	(4,033)
	Euro	6,240,798	7,714,874	Credit Suisse	11/16/2012	(141,288)
	Euro	154,572	195,000	State Street Bank and Trust Company	11/16/2012	419
	Indonesian Rupiah	1,921,400,000	199,938	Deutsche Bank AG	10/22/2012	(257)
	Japanese Yen	68,975,000	868,347	The Royal Bank of Scotland PLC	9/13/2012	(12,670)
	Japanese Yen	75,945,000	969,360	UBS AG	10/31/2012	(1,092)
	Japanese Yen	23,806,619	303,000	Citibank N.A.	11/16/2012	(1,256)
	Japanese Yen	29,200,000	371,559	Barclays Bank PLC	11/27/2012	(1,665)
	Malaysian Ringgit	364,324	115,000	State Street Bank and Trust Company	9/24/2012	(1,444)
	Norwegian Krone	1,485,185	249,083	Royal Bank of Canada	11/16/2012	(6,500)
	Norwegian Krone	256,941	44,000	State Street Bank and Trust Company	11/16/2012	(217)
	Polish Zloty	5,885,178	1,761,422	JPMorgan Chase Bank	11/16/2012	496
	Polish Zloty	185,111	55,000	State Street Bank and Trust Company	11/16/2012	(388)
	Pound Sterling	100,000	155,227	Deutsche Bank AG	10/11/2012	(3,538)
	Pound Sterling	3,000	4,655	State Street Bank and Trust Company	10/11/2012	(108)
	Pound Sterling	340,000	531,367	UBS AG	10/18/2012	(8,419)
	Pound Sterling	945,402	1,484,093	Credit Suisse	11/16/2012	(16,719)
	Pound Sterling	51,008	81,000	State Street Bank and Trust Company	11/16/2012	25
	Pound Sterling	700,000	1,107,708	UBS AG	11/29/2012	(3,500)
	Russian Ruble	15,801,000	487,760	Deutsche Bank AG	11/16/2012	3,297
	Singapore Dollar	22,507	18,000	State Street Bank and Trust Company	11/16/2012	(57)
	South African Rand	3,340,000	392,881	UBS AG	9/26/2012	(3,464)
	South African Rand	6,676,970	810,312	Bank of America N.A.	11/16/2012	23,367
	South African Rand	246,149	29,000	State Street Bank and Trust Company	11/16/2012	(11)
	South African Rand	1,425,000	171,118	Citibank N.A.	11/20/2012	3,251
	South Korean Won	619,655,400	546,000	Citibank N.A.	10/17/2012	180
	South Korean Won	34,326,000	30,000	State Street Bank and Trust Company	10/17/2012	(236)
	South Korean Won	610,660,000	536,797	Goldman Sachs	10/31/2012	(908)
	Turkish Lira	666,000	363,736	JPMorgan Chase Bank	11/16/2012	1,406
	Turkish Lira	58,837	32,000	State Street Bank and Trust Company	11/16/2012	(10)

			$46,140,243			($390,449)

Total Return Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the year ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $798.4 million to $1.2 billion, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund	BUYS

	Brazilian Real	2,248,180	$1,100,000	HSBC Bank USA	10/2/2012	$2,644
	Brazilian Real	3,679,560	1,800,000	UBS AG	10/2/2012	4,679
	Canadian Dollar	115,000	111,944	Royal Bank of Canada	9/20/2012	4,681
	Chinese Yuan Renminbi	60,088,728	9,448,656	Citibank N.A.	10/15/2012	(11,031)
	Chinese Yuan Renminbi	5,681,700	900,000	Citibank N.A.	2/1/2013	(13,803)
	Chinese Yuan Renminbi	2,524,000	400,000	Goldman Sachs	2/1/2013	(6,322)
	Euro	13,389,000	16,767,045	Barclays Bank PLC	9/4/2012	73,639
	Euro	4,105,000	5,143,165	BNP Paribas SA	9/4/2012	20,104
	Euro	14,722,000	18,471,693	Citibank N.A.	9/4/2012	45,637
	Euro	14,874,000	18,683,878	JPMorgan Chase Bank	9/4/2012	24,638
	Euro	34,547,000	43,102,219	Citibank N.A.	9/14/2012	354,829
	Euro	88,000	107,770	Credit Suisse	9/14/2012	2,926
	Euro	512,000	624,580	Deutsche Bank AG	9/14/2012	19,470
	Euro	666,000	839,849	JPMorgan Chase Bank	9/14/2012	(2,080)

401

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund, continued	BUYS

	Euro	136,000	$172,297	UBS AG	9/14/2012	($1,221)
	Japanese Yen	1,119,896,000	14,213,321	HSBC Bank USA	9/10/2012	90,777
	Mexican Peso	17,811,328	1,307,733	Citibank N.A.	12/3/2012	30,214
	Mexican Peso	377,181	28,120	Credit Suisse	12/3/2012	213
	Mexican Peso	140,317	10,553	Deutsche Bank AG	12/3/2012	(13)
	Mexican Peso	42,509,449	3,198,183	Morgan Stanley & Company, Inc.	12/3/2012	(4,969)
	Mexican Peso	17,232,410	1,300,000	UBS AG	12/3/2012	(5,540)
	Pound Sterling	610,000	962,702	Deutsche Bank AG	9/4/2012	5,887
	Pound Sterling	15,528,000	24,559,085	Goldman Sachs	9/4/2012	97,066
	Pound Sterling	116,000	180,741	Royal Bank of Canada	9/4/2012	3,450
	Singapore Dollar	8,170	6,492	The Royal Bank of Scotland PLC	10/22/2012	62

			$163,440,026			$735,937

	SELLS

	Brazilian Real	8,472,031	$4,175,265	UBS AG	10/2/2012	$20,068
	Canadian Dollar	59,804,000	58,182,530	Barclays Bank PLC	9/20/2012	(2,466,310)
	Chinese Yuan Renminbi	60,088,728	9,516,745	UBS AG	10/15/2012	79,120
	Chinese Yuan Renminbi	1,894,500	300,190	Barclays Bank PLC	2/1/2013	4,698
	Chinese Yuan Renminbi	1,259,000	200,000	Credit Suisse	2/1/2013	3,629
	Chinese Yuan Renminbi	5,052,200	800,000	UBS AG	2/1/2013	11,989
	Euro	40,875,000	49,621,024	Citibank N.A.	9/4/2012	(1,791,549)
	Euro	2,315,000	2,859,650	JPMorgan Chase Bank	9/4/2012	(52,157)
	Euro	19,000	23,361	Citibank N.A.	9/14/2012	(540)
	Euro	109,000	136,404	Deutsche Bank AG	9/14/2012	(708)
	Euro	1,263,000	1,589,162	HSBC Bank USA	9/14/2012	421
	Euro	22,322,000	27,468,493	JPMorgan Chase Bank	9/14/2012	(610,594)
	Euro	19,000	23,529	Morgan Stanley & Company, Inc.	9/14/2012	(371)
	Euro	20,140,000	25,232,957	Barclays Bank PLC	10/2/2012	(105,840)
	Euro	14,722,000	18,477,420	Citibank N.A.	10/2/2012	(44,813)
	Euro	14,721,000	18,501,250	JPMorgan Chase Bank	10/2/2012	(19,725)
	Euro	8,200,000	10,066,894	UBS AG	1/31/2013	(266,441)
	Euro	1,800,000	2,272,005	BNP Paribas SA	8/14/2013	(2,328)
	Euro	4,200,000	5,276,880	Bank of America N.A.	9/4/2013	(31,547)
	Euro	900,000	1,137,051	BNP Paribas SA	4/1/2014	(4,037)
	Euro	700,000	887,145	Citibank N.A.	4/1/2014	(368)
	Euro	1,300,000	1,643,889	BNP Paribas SA	6/2/2014	(5,884)
	Euro	1,100,000	1,394,800	Credit Suisse	6/2/2014	(1,162)
	Euro	900,000	1,138,500	BNP Paribas SA	7/1/2014	(4,148)
	Euro	800,000	1,012,480	BNP Paribas SA	8/1/2014	(3,681)
	Japanese Yen	343,764,000	4,289,854	JPMorgan Chase Bank	9/10/2012	(100,942)
	Japanese Yen	1,116,983,000	14,152,354	Morgan Stanley & Company, Inc.	9/10/2012	(114,538)
	Japanese Yen	229,938,000	2,870,099	UBS AG	9/10/2012	(66,830)
	Japanese Yen	1,580,000,000	20,135,289	BNP Paribas SA	10/22/2012	(52,773)
	Japanese Yen	4,640,000,000	59,378,464	UBS AG	10/22/2012	92,006
	Japanese Yen	1,370,000,000	17,540,603	Bank of America N.A.	10/29/2012	34,593
	Japanese Yen	237,730,000	3,045,849	Citibank N.A.	10/29/2012	8,109
	Japanese Yen	237,730,000	3,046,258	Credit Suisse	10/29/2012	8,518
	Japanese Yen	1,090,000,000	13,944,860	The Royal Bank of Scotland PLC	10/29/2012	16,721
	Japanese Yen	194,540,000	2,493,470	UBS AG	10/29/2012	7,616
	Japanese Yen	330,000,000	4,222,800	Credit Suisse	11/5/2012	5,742
	Japanese Yen	3,130,000,000	39,812,462	JPMorgan Chase Bank	11/5/2012	(185,698)
	Mexican Peso	151,200,819	11,237,920	HSBC Bank USA	9/20/2012	(196,936)
	Mexican Peso	57,464,546	4,301,721	HSBC Bank USA	10/4/2012	(38,326)
	Mexican Peso	52,974,614	3,943,324	HSBC Bank USA	10/11/2012	(55,044)
	Mexican Peso	284,790,413	21,206,646	Citibank N.A.	10/18/2012	(274,769)
	Mexican Peso	228,970,811	17,234,640	Credit Suisse	10/18/2012	(36,366)
	Mexican Peso	459,563,517	34,521,765	HSBC Bank USA	10/18/2012	(142,585)
	Mexican Peso	82,037,693	6,113,229	HSBC Bank USA	10/25/2012	(70,831)
	Mexican Peso	71,506,496	5,335,111	HSBC Bank USA	11/1/2012	(51,661)
	Mexican Peso	72,929,801	5,418,262	JPMorgan Chase Bank	11/1/2012	(75,732)
	Mexican Peso	71,508,284	5,333,653	UBS AG	11/1/2012	(53,254)
	Mexican Peso	72,918,379	5,416,407	Deutsche Bank AG	11/15/2012	(69,835)
	Mexican Peso	53,328,070	3,932,401	HSBC Bank USA	11/15/2012	(79,904)
	Mexican Peso	104,021,308	7,684,051	Deutsche Bank AG	11/29/2012	(132,574)
	Mexican Peso	115,211,817	8,333,163	HSBC Bank USA	11/29/2012	(324,367)
	Mexican Peso	63,114,607	4,739,935	JPMorgan Chase Bank	11/29/2012	(2,778)

402

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund, continued	SELLS

	Mexican Peso	10,822,000	$800,000	HSBC Bank USA	12/3/2012	($12,924)
	Mexican Peso	644,875,671	47,850,091	JPMorgan Chase Bank	12/3/2012	(591,517)
	Mexican Peso	32,182,600	2,350,000	UBS AG	12/3/2012	(67,484)
	Pound Sterling	610,000	968,390	HSBC Bank USA	9/4/2012	(199)
	Pound Sterling	15,644,000	24,493,795	JPMorgan Chase Bank	9/4/2012	(346,546)
	Pound Sterling	610,000	962,641	Deutsche Bank AG	10/2/2012	(5,849)
	Pound Sterling	15,528,000	24,557,253	Goldman Sachs	10/2/2012	(96,383)

			$673,604,384			($8,365,618)

Options There are two types of options, a put option and a call option. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities.

When a Fund purchases an option, the premium paid by the Fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the year ended August 31, 2012, the Funds purchased options for the following reasons: Global Bond Fund purchased options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. Health Sciences Fund purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. High Yield Fund purchased options to manage against potential credit events. Real Return Bond Fund and Total Return Fund purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Funds. Redwood Fund purchased options to manage against anticipated changes in securities markets. The following table summarizes the approximate range of market values of purchased options held by the Funds during the year ended August 31, 2012, as measured at each quarter end.

Fund	Market Value Range

Global Bond Fund	up to $244,000
Health Sciences Fund	$7,000 to $116,000
High Yield Fund	up to $2,200,000
Real Return Bond Fund	$2,000 to $451,000
Redwood Fund	up to $733,000
Total Return Fund	up to $281,000

The following tables summarize the Funds’ written options activities during the year ended August 31, 2012. In addition, the tables detail how the Funds used written option contracts during the year ended August 31, 2012, and the contracts held at August 31, 2012.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Capital Appreciation Value Fund
Outstanding, beginning of period	—	—
Options written	59,594	$9,098,412
Option closed	(4,584)	(736,799)
Options exercised	(2,563)	(1,028,333)
Options expired	—	—
Outstanding, end of period	52,447	$7,333,280

Global Bond Fund
Outstanding, beginning of period	166,800,655	$1,840,499
Options written	323,005,277	6,785,084
Option closed	(253,436,582)	(2,660,447)
Options exercised	(1,272)	(888,831)
Options expired	(36,868,078)	(2,472,950)
Outstanding, end of period	199,500,000	$2,603,355

403

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Health Sciences Fund
Outstanding, beginning of period	—	—
Options written	13,723	$7,506,909
Option closed	(1,574)	(664,106)
Options exercised	(119)	(58,175)
Options expired	(1,984)	(650,270)
Outstanding, end of period	10,046	$6,134,358

High Yield Fund
Outstanding, beginning of year	—	—
Options written	536,473,800	$5,955,012
Options closed	(163,294,800)	(3,279,583)
Options exercised	—	—
Options expired	(166,405,000)	(1,560,488)
Outstanding, end of year	206,774,000	$1,114,941

Mutual Shares Funds
Outstanding, beginning of period	—	—
Options written	178	$34,050
Option closed	(9)	(18,225)
Options exercised	(151)	(13,514)
Options expired	(18)	(2,311)
Outstanding, end of period	—	—

Real Return Bond Fund
Outstanding, beginning of period	251,900,074	$2,157,842
Options written	211,100,044	1,701,082
Option closed	(201,400,044)	(1,782,853)
Options exercised	—	—
Options expired	(78,300,074)	(707,321)
Outstanding, end of period	183,300,000	$1,368,750

Redwood Fund
Outstanding, beginning of period	—	—
Options written	394,588	$298,705,669
Option closed	(249,425)	(190,523,854)
Options exercised	(27,730)	(15,579,589)
Options expired	(4,149)	(836,183)
Outstanding, end of period	113,284	$91,766,043

Total Return Fund
Outstanding, beginning of period	1,224,200,787	$8,253,924
Options written	1,152,600,670	6,464,776
Option closed	(1,237,101,010)	(8,799,717)
Options exercised	—	—
Options expired	(387,400,447)	(2,129,172)
Outstanding, end of period	752,300,000	$3,789,811

Options on Securities

Capital Appreciation Value Fund

The Fund used written options to manage against anticipated changes in securities markets.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund	CALLS

	Accenture PLC, Class A	$65.00	Jan 2013	245	$44,942	($53,287)
	AT&T, Inc.	30.00	Jan 2013	28	11,676	(18,900)
	AT&T, Inc.	32.00	Jan 2013	2,549	660,507	(1,223,520)
	AT&T, Inc.	34.00	Jan 2013	2,218	350,724	(682,035)
	AT&T, Inc.	35.00	Jan 2013	2,218	248,002	(516,794)
	Cisco Systems, Inc.	17.50	Jan 2013	3,395	298,065	(741,808)
	Cisco Systems, Inc.	22.00	Jan 2013	2,300	193,426	(64,400)
	Dell, Inc.	17.50	Jan 2013	2,694	295,395	(5,388)
	EOG Resources, Inc.	110.00	Jan 2013	71	58,606	(61,415)
	EOG Resources, Inc.	115.00	Jan 2013	71	45,727	(45,617)
	Express Scripts Holding Company	60.00	Jan 2013	17	5,083	(9,775)
	Ingersoll-Rand PLC	40.00	Jan 2013	983	315,229	(781,485)
	JPMorgan Chase & Company	45.00	Sep 2012	741	108,178	(1,112)
	JPMorgan Chase & Company	46.00	Sep 2012	741	84,560	(741)
	JPMorgan Chase & Company	50.00	Jan 2013	2,893	450,135	(21,697)
	Microsoft Corp.	30.00	Jan 2013	1,510	236,124	(323,895)

404

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund, continued	CALLS

	PepsiCo, Inc.	$70.00	Jan 2013	196	$48,415	($69,580)
	PepsiCo, Inc.	72.50	Jan 2013	1,128	146,322	(233,496)
	Pfizer, Inc.	22.50	Jan 2013	13,657	1,713,499	(2,581,173)
	Pfizer, Inc.	24.00	Jan 2013	3,789	247,442	(367,533)
	Philip Morris International, Inc.	85.00	Jan 2013	358	88,136	(230,910)
	Philip Morris International, Inc.	90.00	Jan 2013	377	52,357	(131,950)
	Texas Instruments, Inc.	40.00	Jan 2013	787	55,069	(1,968)
	The Procter & Gamble Company	65.00	Jan 2013	3,015	434,777	(1,055,250)
	The Procter & Gamble Company	67.50	Jan 2013	588	72,883	(118,776)
	The Procter & Gamble Company	70.00	Jan 2013	512	81,227	(51,712)
	The Walt Disney Company	45.00	Oct 2012	517	104,592	(246,867)
	The Walt Disney Company	46.00	Oct 2012	517	79,430	(201,630)
	The Walt Disney Company	47.00	Oct 2012	647	105,383	(197,335)
	The Walt Disney Company	45.00	Jan 2013	525	132,108	(291,375)
	The Walt Disney Company	46.00	Jan 2013	525	115,555	(249,375)
	The Walt Disney Company	47.00	Jan 2013	656	150,968	(265,680)
	The Walt Disney Company	50.00	Jan 2013	1,184	227,029	(268,176)
	The Walt Disney Company	55.00	Jan 2013	795	71,709	(50,085)

				52,447	$7,333,280	($11,164,740)

Global Bond Fund

The Fund used written options to manage against interest rate changes and maintain diversity and liquidity of the Fund. At August 31, 2012, the Fund held no options on securities.

Health Sciences Fund

The Fund used written options to manage against anticipated changes in securities markets and to gain exposure to certain securities.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund	CALLS

	Alexion Pharmaceuticals, Inc.	$115.00	Jan 2013	49	$23,372	($32,585)
	Alexion Pharmaceuticals, Inc.	100.00	Jan 2013	46	27,549	(66,010)
	Allergan, Inc.	105.00	Jan 2013	24	7,248	(600)
	AmerisourceBergen Corp.	40.00	Nov 2012	69	7,383	(5,692)
	Amgen, Inc.	75.00	Jan 2013	46	10,350	(49,335)
	Amgen, Inc.	80.00	Jan 2013	69	8,837	(47,955)
	Amgen, Inc.	85.00	Jan 2013	77	11,319	(31,185)
	Auxilium Pharmaceuticals, Inc.	25.00	Dec 2012	95	16,815	(14,725)
	Biogen Idec, Inc.	135.00	Jan 2013	52	41,963	(95,160)
	Catamaran Corp.	95.00	Oct 2012	23	2,921	(3,277)
	Catamaran Corp.	110.00	Oct 2012	91	15,652	(2,047)
	Celgene Corp.	70.00	Oct 2012	67	20,369	(26,800)
	Celgene Corp.	85.00	Jan 2013	115	28,711	(10,177)
	Celgene Corp.	90.00	Jan 2013	161	38,474	(6,360)
	Celgene Corp.	75.00	Jan 2013	154	34,341	(55,440)
	Centene Corp.	45.00	Dec 2012	10	1,679	(2,925)
	Covidien PLC	57.50	Jan 2013	102	13,974	(21,930)
	DaVita, Inc.	110.00	Jan 2013	52	8,992	(6,240)
	Eli Lilly & Company, Inc.	45.00	Jan 2013	42	8,484	(8,631)
	Express Scripts Holding Company	67.50	Jan 2013	51	8,262	(10,557)
	Express Scripts Holding Company	70.00	Jan 2013	77	9,191	(10,203)
	Express Scripts Holding Company	65.00	Jan 2013	70	16,794	(21,350)
	Henry Schein, Inc.	80.00	Oct 2012	46	11,592	(4,140)
	Incyte Corp.	25.00	Dec 2012	94	12,408	(4,935)
	Incyte Corp.	22.50	Sep 2012	94	11,270	(705)
	Intuitive Surgical, Inc.	550.00	Jan 2013	12	35,963	(16,620)
	McKesson Corp.	100.00	Jan 2013	23	6,773	(1,150)
	McKesson Corp.	95.00	Jan 2013	75	15,775	(9,563)
	Merck & Company, Inc.	40.00	Jan 2013	51	6,579	(18,615)
	Monsanto Company	90.00	Jan 2013	26	11,752	(10,920)
	Pharmacyclics, Inc.	85.00	Feb 2013	102	48,397	(49,980)
	Pharmacyclics, Inc.	80.00	Jan 2013	102	54,287	(51,510)
	Regeneron Pharmaceuticals, Inc.	170.00	Jan 2013	46	29,351	(22,540)
	Regeneron Pharmaceuticals, Inc.	160.00	Jan 2013	46	39,147	(37,260)
	Regeneron Pharmaceuticals, Inc.	150.00	Jan 2013	51	39,932	(64,005)
	Regeneron Pharmaceuticals, Inc.	135.00	Jan 2013	73	82,517	(154,760)
	UnitedHealth Group, Inc.	65.00	Jan 2013	153	21,726	(8,645)

405

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund,
continued	CALLS

	Valeant Pharmaceuticals International, Inc.	$65.00	Jan 2013	181	$69,730	($22,625)
	Vertex Pharmaceuticals, Inc.	70.00	Jan 2013	149	54,309	(21,978)
	Vertex Pharmaceuticals, Inc.	65.00	Jan 2013	154	30,861	(38,115)
	Zimmer Holdings, Inc.	65.00	Jan 2013	50	10,975	(9,125)
	Zimmer Holdings, Inc.	70.00	Jan 2013	125	19,812	(7,500)

				3,195	$975,836	($1,083,875)

	PUTS
	Abbott Laboratories	$62.50	Jan 2013	97	$57,423	($17,799)
	Agilent Technologies, Inc.	45.00	Jan 2013	20	18,640	(16,950)
	Alexion Pharmaceuticals, Inc.	95.00	Jan 2013	18	25,585	(9,270)
	Allergan, Inc.	90.00	Jan 2013	61	48,123	(41,175)
	AMERIGROUP Corp.	70.00	Jan 2013	31	34,327	(233)
	Amgen, Inc.	85.00	Jan 2013	76	53,900	(40,660)
	Baxter International, Inc.	65.00	Jan 2013	39	62,282	(29,932)
	Baxter International, Inc.	60.00	Jan 2013	39	38,492	(15,697)
	Biogen Idec, Inc.	135.00	Jan 2013	93	162,467	(59,520)
	Biogen Idec, Inc.	140.00	Jan 2013	96	163,408	(76,320)
	Biogen Idec, Inc.	145.00	Jan 2013	45	88,598	(44,100)
	Biogen Idec, Inc.	115.00	Jan 2013	73	119,539	(20,257)
	Biogen Idec, Inc.	120.00	Jan 2013	25	45,492	(8,500)
	Bristol-Myers Squibb Company	35.00	Jan 2013	224	74,643	(70,560)
	Bristol-Myers Squibb Company	34.00	Jan 2013	127	30,739	(31,369)
	Catamaran Corp.	105.00	Oct 2012	22	29,083	(40,370)
	Catamaran Corp.	70.00	Oct 2012	48	44,015	(1,440)
	Celgene Corp.	70.00	Jan 2013	18	13,466	(7,470)
	Celgene Corp.	72.50	Jan 2013	18	15,906	(9,360)
	Celgene Corp.	60.00	Jan 2013	24	13,728	(4,044)
	Centene Corp.	32.50	Dec 2012	49	28,823	(7,350)
	Cerner Corp.	80.00	Jan 2013	23	17,943	(21,735)
	Cerner Corp.	85.00	Jan 2013	23	24,582	(30,245)
	CVS Caremark Corp.	45.00	Jan 2013	199	107,615	(44,974)
	CVS Caremark Corp.	50.00	Jan 2013	233	156,331	(122,907)
	Edwards Lifesciences Corp.	105.00	Jan 2013	23	25,730	(21,160)
	Edwards Lifesciences Corp.	100.00	Jan 2013	22	18,194	(14,740)
	Edwards Lifesciences Corp.	70.00	Jan 2013	30	26,118	(2,025)
	Eli Lilly & Company, Inc.	48.00	Apr 2013	201	100,261	(105,023)
	Eli Lilly & Company, Inc.	40.00	Jan 2013	272	82,439	(20,672)
	Express Scripts Holding Company	65.00	Feb 2013	76	48,031	(45,600)
	Express Scripts Holding Company	55.00	Jan 2013	47	41,208	(7,708)
	Express Scripts Holding Company	50.00	Jan 2013	28	18,256	(2,254)
	Express Scripts Holding Company	57.50	Jan 2013	47	37,928	(10,669)
	Forest Laboratories, Inc.	42.00	Feb 2013	127	93,172	(92,710)
	Forest Laboratories, Inc.	35.00	Jan 2013	48	22,656	(9,960)
	Forest Laboratories, Inc.	40.00	Jan 2013	200	118,398	(111,000)
	Gilead Sciences, Inc.	35.00	Jan 2013	15	7,380	(270)
	Gilead Sciences, Inc.	60.00	Jan 2013	39	37,964	(19,890)
	Gilead Sciences, Inc.	55.00	Jan 2013	39	26,207	(11,154)
	Humana, Inc.	85.00	Jan 2013	51	61,791	(83,895)
	Humana, Inc.	97.50	Jan 2013	67	100,797	(188,940)
	Impax Laboratories, Inc.	25.00	Mar 2013	51	15,657	(17,085)
	Incyte Corp.	20.00	Dec 2012	41	11,767	(9,020)
	Incyte Corp.	20.00	Sep 2012	41	8,077	(3,280)
	InterMune, Inc.	20.00	Jan 2013	44	29,857	(53,900)
	Intuitive Surgical, Inc.	500.00	Jan 2013	10	49,744	(38,450)
	Intuitive Surgical, Inc.	400.00	Jan 2013	6	23,981	(4,710)
	Johnson & Johnson	67.50	Jan 2013	69	45,332	(16,594)
	Johnson & Johnson	70.00	Jan 2013	147	121,051	(58,065)
	The Medicines Company	25.00	Jan 2013	2	954	(555)
	Medicis Pharmaceutical Corp., Class A	38.00	Jan 2013	25	11,845	(17,750)
	Medicis Pharmaceutical Corp., Class A	45.00	Oct 2012	92	71,279	(123,280)
	Medivation, Inc.	100.00	Jan 2013	9	21,872	(8,663)
	MEDNAX, Inc.	70.00	Nov 2012	20	16,031	(6,900)
	Medtronic, Inc.	40.00	Jan 2013	96	49,151	(20,640)
	Merck & Company, Inc.	45.00	Jan 2013	102	85,117	(36,465)
	Merck & Company, Inc.	46.00	Jan 2013	47	25,444	(20,210)
	Mettler-Toledo International, Inc.	180.00	Oct 2012	1	1,997	(1,595)
	Monsanto Company	90.00	Jan 2013	36	27,191	(27,720)

406

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund,
continued	PUTS

	Monsanto Company	$75.00	Jan 2013	22	$15,969	($4,719)
	Monsanto Company	80.00	Jan 2013	15	24,929	(5,100)
	Nuance Communications, Inc.	25.00	Jan 2014	22	15,554	(12,100)
	Nuance Communications, Inc.	25.00	Jan 2013	28	10,427	(8,680)
	Nuance Communications, Inc.	30.00	Jan 2013	73	45,048	(49,275)
	Onyx Pharmaceuticals, Inc.	75.00	Feb 2013	50	47,099	(49,750)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2014	43	59,810	(60,200)
	Onyx Pharmaceuticals, Inc.	70.00	Jan 2013	71	70,785	(48,635)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2013	71	97,110	(65,675)
	Pfizer, Inc.	25.00	Jan 2013	411	181,658	(77,885)
	Pfizer, Inc.	22.50	Jan 2013	306	82,315	(21,726)
	Pfizer, Inc.	27.00	Jan 2013	464	252,144	(160,080)
	Quest Diagnostics, Inc.	65.00	Feb 2013	71	49,131	(47,215)
	Quest Diagnostics, Inc.	60.00	Nov 2012	27	14,802	(6,075)
	Regeneron Pharmaceuticals, Inc.	115.00	Jan 2013	18	31,802	(7,020)
	Regeneron Pharmaceuticals, Inc.	105.00	Jan 2013	36	63,885	(8,370)
	Sanofi	41.00	Sep 2012	198	125,346	(16,335)
	St. Jude Medical, Inc.	40.00	Jan 2013	76	34,414	(31,160)
	St. Jude Medical, Inc.	45.00	Jan 2013	35	31,744	(28,000)
	Stryker Corp.	65.00	Jan 2013	10	15,570	(12,200)
	Stryker Corp.	60.00	Jan 2013	25	28,987	(19,250)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Jan 2013	15	13,755	(9,000)
	Teva Pharmaceutical Industries, Ltd., ADR	50.00	Jan 2013	76	68,741	(80,940)
	Teva Pharmaceutical Industries, Ltd., ADR	52.50	Jan 2013	30	26,834	(39,075)
	Teva Pharmaceutical Industries, Ltd., ADR	55.00	Jan 2013	20	21,740	(31,100)
	UnitedHealth Group, Inc.	55.00	Jan 2013	25	19,302	(10,750)
	Valeant Pharmaceuticals International, Inc.	60.00	Jan 2013	81	100,025	(87,885)
	Valeant Pharmaceuticals International, Inc.	50.00	Jan 2013	18	14,181	(8,910)
	Valeant Pharmaceuticals International, Inc.	47.00	Jan 2013	31	26,101	(11,935)
	Valeant Pharmaceuticals International, Inc.	45.00	Jan 2013	31	23,002	(9,765)
	Vertex Pharmaceuticals, Inc.	65.00	Jan 2013	135	180,200	(189,000)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2013	28	31,429	(28,980)
	Vertex Pharmaceuticals, Inc.	55.00	Jan 2013	22	18,194	(15,840)
	Vertex Pharmaceuticals, Inc.	45.00	Jan 2013	97	117,077	(26,675)
	Warner Chilcott PLC, Class A	16.00	Jan 2013	25	12,425	(16,625)
	Watson Pharmaceuticals, Inc.	80.00	Nov 2012	113	97,682	(34,748)
	Watson Pharmaceuticals, Inc.	65.00	Nov 2012	5	2,985	(175)
	WellPoint, Inc.	70.00	Jan 2013	94	77,267	(110,685)
	Zimmer Holdings, Inc.	65.00	Jan 2013	31	35,556	(16,585)
	Zimmer Holdings, Inc.	70.00	Jan 2013	10	15,470	(9,050)
				6,851	$5,158,522	($3,461,962)

Mutual Shares Fund

The Fund used written options to manage against anticipated changes in securities markets and to maintain diversity and liquidity of the Fund. At August 31, 2012, the Fund held no options on securities.

Redwood Fund

The Fund used written options to manage against anticipated changes in securities markets, to gain exposure to certain securities and to maintain diversity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund	CALLS

	Abercrombie & Fitch Company, Class A	$38.00	Jan 2013	606	$902,606	($196,950)
	Aetna, Inc.	40.00	Jan 2013	2,647	2,255,136	(550,576)
	Apple, Inc.	450.00	Jan 2013	364	4,735,161	(7,922,460)
	Avon Products, Inc.	15.00	Oct 2012	2,147	871,614	(246,905)
	Baxter International, Inc.	50.00	Jan 2013	1,360	1,172,264	(1,220,600)
	Broadcom Corp. Class A	30.00	Jan 2013	1,741	1,678,249	(1,166,470)
	Cameron International Corp.	38.00	Jan 2013	1,574	2,228,706	(2,597,100)
	Carnival Corp.	30.00	Jan 2013	2,215	1,596,844	(1,218,250)
	CBS Corp., Class B	25.00	Jan 2014	3,263	3,693,549	(4,111,380)
	Citigroup, Inc.	30.00	Jan 2013	2,267	2,101,415	(626,825)
	Citrix Systems, Inc.	55.00	Jan 2013	856	1,585,261	(2,045,840)
	Coach, Inc.	50.00	Jan 2013	1,392	2,527,664	(1,447,680)
	Comerica, Inc.	25.00	Jan 2013	2,786	1,621,344	(1,692,495)
	Consol Energy, Inc.	30.00	Jan 2013	1,524	1,915,594	(548,640)

407

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund, continued	CALLS

	Danaher Corp.	40.00	Jan 2013	1,733	$1,919,963	($2,417,535)
	Deckers Outdoor Corp.	65.00	Jan 2013	881	3,826,420	(134,352)
	Dow Chemical Company	23.00	Jan 2013	2,546	2,438,950	(1,693,090)
	Eaton Corp.	37.50	Jan 2013	1,282	1,329,377	(1,025,600)
	EOG Resources, Inc.	85.00	Jan 2013	353	893,770	(913,387)
	Estee Lauder Companies, Inc., Class A	48.75	Jan 2013	1,455	2,250,809	(1,731,450)
	Express Scripts Holding Company	52.50	Feb 2013	1,471	1,164,968	(1,713,715)
	Ford Motor Company	10.00	Jan 2013	7,321	2,247,324	(267,216)
	Freeport McMoRan Copper & Gold, Inc.	23.00	Jan 2013	1,672	2,519,618	(2,215,400)
	HCA Holdings, Inc.	23.00	Jan 2013	3,909	1,864,455	(2,501,760)
	Intel Corp.	22.50	Jan 2013	1,935	739,108	(576,630)
	International Paper Company	25.00	Jan 2013	2,951	2,586,333	(2,877,225)
	JPMorgan Chase & Company	28.00	Sep 2012	1,244	705,301	(1,144,480)
	JPMorgan Chase & Company	28.00	Jan 2013	1,184	919,918	(1,115,920)
	Juniper Networks, Inc.	17.50	Jan 2013	1,521	847,143	(288,990)
	Las Vegas Sands Corp.	38.00	Jan 2013	2,768	5,686,686	(1,813,040)
	Marvel Technology Group Ltd.	12.50	Jan 2013	4,951	1,506,141	(146,054)
	Microsoft Corp.	26.00	Apr 2013	3,518	1,625,177	(1,934,900)
	NetApp, Inc.	30.00	Jan 2013	1,538	533,636	(957,405)
	Oracle Corp.	25.00	Jan 2013	1,457	716,794	(1,027,185)
	Oracle Corp.	23.00	Jan 2013	3,041	1,711,966	(2,706,490)
	Potash Corp. of Saskatchewan, Inc.	40.00	Sep 2012	1,720	1,432,692	(297,560)
	SanDisk Corp.	29.00	Jan 2013	1,175	989,299	(1,506,938)
	Schlumberger, Ltd.	52.50	Jan 2013	1,797	3,594,067	(3,724,283)
	Southwestern Energy Company	24.00	Dec 2012	2,024	1,013,949	(1,619,200)
	Suncor Energy, Inc.	28.00	Jan 2013	2,297	722,334	(1,068,105)
	The Boeing Company	55.00	Jan 2013	687	974,208	(1,167,900)
	Tiffany & Company	50.00	Jan 2013	922	1,317,490	(1,191,685)
	Transocean, Ltd.	35.00	Jan 2013	1,700	2,447,061	(2,443,750)
	United Continental Holdings	15.00	Jan 2013	2,742	2,201,979	(1,227,045)
	United States Steel Corp.	21.00	Jan 2013	3,397	1,294,145	(592,777)
	UnitedHealth Group, Inc.	47.00	Jan 2013	1,136	1,126,857	(982,640)
	Walgreen Company	31.00	Jan 2013	2,981	1,369,662	(1,587,383)
	Western Digital Corp.	30.00	Jan 2013	1,793	1,989,251	(2,272,628)
	Whole Foods Market, Inc.	72.50	Jan 2013	603	1,014,213	(1,525,590)

				98,447	$88,406,471	($76,001,479)

	PUTS

	American Express Company	$47.00	Jan 2013	3,079	$584,924	($234,004)
	Caterpillar, Inc.	75.00	Jan 2013	1,320	425,000	(402,600)
	Google, Inc., Class A	500.00	Jan 2013	351	879,932	(142,155)
	Hasbro, Inc.	32.50	Jan 2013	1,920	440,103	(139,200)
	Pfizer, Inc.	19.00	Mar 2013	6,434	688,261	(218,756)
	St. Jude Medical, Inc.	35.00	Oct 2012	1,733	341,352	(112,645)

				14,837	$3,359,572	($1,249,360)

Options on Exchange-Traded Futures Contracts

Global Bond Fund, Real Return Bond Fund and Total Return Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Funds. At August 31, 2012, the Funds held no options on exchange-traded futures contracts.

Foreign Currency Options (OTC)

Global Bond Fund and Real Return Bond Fund used foreign currency options to manage against anticipated currency exchange rate changes. At August 31, 2012, the Funds held no foreign currency options.

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
			FLOATING	RECEIVE
			RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	1-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	2,600,000	—	($11,143)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.92%	Nov 2012	USD	12,800,000	—	(131,347)

408

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
			FLOATING	RECEIVE
			RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund,
continued	CALLS

	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	$27,600	($101,629)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	62,200,000	738,315	(2,418,703)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	11,100,000	58,510	(282,020)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,200,000	73,320	(202,207)

								97,900,000	$897,745	($3,147,049)

	PUTS

	1-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	2,600,000	—	($32)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.92%	Nov 2012	USD	12,800,000	—	(735)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	$95,200	(11,073)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	62,200,000	1,171,500	(88,610)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Mar 2013	USD	11,100,000	311,060	(30,728)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,200,000	86,320	(7,408)

								97,900,000	$1,664,080	($138,586)

Real Return Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
			FLOATING	RECEIVE
			RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond
Fund	CALLS

	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	5,400,000	—	($23,144)
	1-Year Interest Rate Swap	JP Morgan Chase Bank	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	5,500,000	—	(23,572)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.06%	Oct 2012	USD	11,900,000	—	(156,100)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.92%	Nov 2012	USD	13,600,000	—	(139,556)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	$64,900	(213,872)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	16,400,000	194,175	(637,729)

								58,300,000	$259,075	($1,193,973)

	PUTS

	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	5,400,000	—	($66)
	1-Year Interest Rate Swap	JP Morgan Chase Bank	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	5,500,000	—	(68)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.06%	Oct 2012	USD	11,900,000	—	(58)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.92%	Nov 2012	USD	13,600,000	—	(781)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	$103,400	(7,835)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.85%	Apr 2014	USD	16,900,000	202,800	(62,412)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.50%	Sep 2012	USD	10,700,000	145,100	(14)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.70%	Mar 2013	USD	16,400,000	319,125	(23,364)

								85,900,000	$770,425	($94,598)

Total Return Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
			FLOATING	RECEIVE
			RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.50%	May 2013	USD	7,200,000	$54,360	($81,984)
	5-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	0.75%	Mar 2013	USD	15,700,000	31,400	(53,166)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	6,400,000	8,640	(31,516)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	65,200,000	90,120	(321,071)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	5,100,000	47,430	(129,577)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	7,700,000	71,995	(195,635)
	7-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	7,900,000	7,110	(40,727)
	7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	5,200,000	4,680	(26,808)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	12,000,000	21,000	(61,864)

								132,400,000	$336,735	($942,348)

	PUTS
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	Nov 2012	USD	37,900,000	$143,073	($76)

409

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
			FLOATING	RECEIVE
			RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund,
continued	PUTS

	1-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.25%	May 2013	USD	$38,000,000	$188,100	($2,386)
	2-Year Interest Rate Swap	Citibank N.A	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	11,900,000	53,550	(683)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	82,700,000	229,539	(4,747)
	2-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.20%	Jul 2013	USD	24,300,000	171,503	(15,180)
	2-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	22,500,000	189,369	(2)
	2-Year Interest Rate Swap	Citibank N.A	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	2,700,000	18,394	—
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	32,000,000	195,800	(3)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	97,800,000	769,975	(10)
	5-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	15,700,000	79,285	(68,334)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	71,400,000	386,948	(310,769)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	12,400,000	62,930	(53,971)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	6,400,000	5,280	(1,536)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	65,200,000	100,600	(15,648)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	5,100,000	98,430	(14,118)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	7,700,000	149,380	(21,316)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	May 2013	USD	27,200,000	201,790	(69,104)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.00%	Mar 2013	USD	12,700,000	119,310	(9,449)
	7-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	1.60%	Oct 2012	USD	7,900,000	32,390	(5,477)
	7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.60%	Oct 2012	USD	5,200,000	21,580	(3,605)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.60%	Oct 2012	USD	12,000,000	34,800	(8,320)
								598,700,000	$3,252,026	($604,734)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

High Yield Fund

The Fund used credit default swaptions to manage against potential credit events.

						EXPIRA-
				BUY/SELL	EXERCISE	TION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREIMIUM	VALUE

High Yield Fund	PUTS
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Buy	0.95%	Oct 2012	USD	$26,631,000	$101,198	($105,100)
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.IG.18	Buy	1.30%	Sep 2012	USD	103,500,000	289,800	(21,737)
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Buy	0.87%	Sep 2012	USD	30,806,000	459,009	(22,526)

							$160,937,000		$850,007	($149,363)

	CALLS

	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Sell	0.98%	Sep 2012	USD	$19,206,000	$134,442	($141,715)
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Sell	0.99%	Oct 2012	USD	26,631,000	130,492	(145,145)

								$45,837,000	$264,934	($286,860)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund

The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	1,700,000	$21,930	($2,142)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.01	Maximum of ((1+0.0%)[10] –	Oct 2020	USD	2,000,000	19,600	(4,650)
				(Index Final/Index Initial)) or $0

							3,700,000	$41,530	($6,792)

Real Return Bond Fund

The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	2,900,000	$21,750	($6,168)
				(Index Final/Index Initial)) or $0

410

DERIVATIVE INSTRUMENTS, CONTINUED

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund,	Floor- OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	12,300,000	$103,980	($13,833)
continued				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	23,900,000	213,520	(28,252)
				(Index Final/Index Initial)) or $0

							39,100,000	$339,250	($48,253)

Total Return Fund

The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	1,600,000	$12,000	($3,403)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	4,500,000	38,060	(5,061)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	11,000,000	98,100	(13,003)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	4,100,000	52,890	(5,166)
				(Index Final/Index Initial)) or $0

							21,200,000	$201,050	($26,633)

Forward Volatility Options (OTC)

A forward volatility option is a forward agreement to write/sell a swaption straddle (a call and a put swaption with the same strike and maturity) on a specified date.

Global Bond Fund, Real Return Bond Fund and Total Return Fund used forward volatility options to hedge against future expectations of volatility. At August 31, 2012, the Funds held no forward volatility options.

Swaps The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (exchange traded swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the contracts held at August 31, 2012, and the range of notional contract amounts held by the Funds during the year ended August 31, 2012. In addition, the table details how the Funds used interest rate swap contracts during the year ended August 31, 2012.

Global Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $134.1 million to $305.9 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Barclays Bank PLC	21,100,000	MXN	$1,799,735	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	$7,157	$89,903	$97,060
	Barclays Bank PLC	65,100,000	MXN	4,719,609	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(19,534)	89,718	70,184
	Citibank N.A.	200,000	AUD	211,630	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(789)	22,512	21,723
	Credit Suisse International	1,610,000,000	JPY	20,063,555	6 Month LIBOR	Fixed 1.500%	Dec 2021	387,497	1,093,521	1,481,018
	Credit Suisse International	320,000,000	JPY	4,083,716	6 Month LIBOR	Fixed 2.000%	Dec 2041	398,183	(58,509)	339,674
	Deutsche Bank AG	1,500,000	AUD	1,587,224	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(5,320)	168,239	162,919
	HSBC Bank USA	40,600,000	MXN	3,493,059	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	9,769	142,259	152,028
	HSBC Bank USA	18,800,000	MXN	1,617,587	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	8,183	78,297	86,480
	HSBC Bank USA	24,400,000	MXN	1,988,136	MXN-TIIE-Banxico	Fixed 5.800%	Jun 2016	794	49,147	49,941

411

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund, continued
	HSBC Bank USA	23,300,000	MXN	$1,684,914	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	($7,076)	$32,196	$25,120
	HSBC Bank USA	16,100,000	MXN	1,331,136	MXN-TIIE-Banxico	Fixed 6.960%	Jul 2020	(61,120)	171,148	110,028
	Morgan Stanley Capital Services, Inc.	62,900,000	MXN	5,208,538	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	(48,753)	284,285	235,532
	Morgan Stanley Capital Services, Inc.	49,400,000	MXN	4,149,378	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	35,534	191,707	227,241
	Morgan Stanley Capital Services, Inc.	21,200,000	MXN	1,533,859	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(6,319)	29,175	22,856
	Morgan Stanley Capital Services, Inc.	18,000,000	MXN	1,548,753	MXN-TIIE-Banxico	Fixed 7.500%	Jun 2021	10,062	168,237	178,299
	The Royal Bank of Scotland PLC	1,340,000,000	JPY	16,698,860	6 Month LIBOR	Fixed 1.500%	Dec 2021	322,572	910,076	1,232,648
	Exchange Traded Swaps

		4,900,000,000	JPY	62,390,176	6 Month LIBOR	Fixed 1.000%	Mar 2023	564,681	62,152	626,833

				$134,109,865				$1,595,521	$3,524,063	$5,119,584

Investment Quality Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes. During the year ended August 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $3.4 million to $11.7 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JPMorgan Chase Bank	2,480,000	USD	$2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	—	($780,782)	($780,782)
	JPMorgan Chase Bank	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	—	(195,553)	(195,553)

				$3,405,000				—	($976,335)	($976,335)

Real Return Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $67.7 million to $140.1 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	BNP Paribas	1,600,000	USD	$1,600,000	CPURNSA	Fixed 1.500%	Nov 2012	($832)	($2,911)	($3,743)
	Goldman Sachs	17,120,155	BRL	11,050,814	CDI	Fixed 8.255%	Jan 2015	18,166	(31,129)	(12,963)
	Goldman Sachs	1,749,370	BRL	1,135,802	CDI	Fixed 8.410%	Jan 2015	5,266	(3,198)	2,068
	HSBC Bank USA	24,251,194	BRL	15,858,544	CDI	Fixed 8.825%	Jan 2015	190,541	(30,594)	159,947
	HSBC Bank USA	10,802,051	BRL	7,038,967	CDI	Fixed 8.630%	Jan 2015	75,784	(32,823)	42,961
	UBS AG	47,990,066	BRL	30,992,512	CDI	Fixed 8.260%	Jan 2015	71,897	(104,904)	(33,007)

				$67,676,639				$360,822	($205,559)	$155,263

Spectrum Income Fund

The Fund used interest rate swaps to manage duration. During the period ended August 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging up to approximately $1.9 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank	1,945,000	USD	$1,945,000	Fixed 0.457%	3 Month LIBOR	Jul 2014	—	($2,262)	($2,262)

				$1,945,000				—	($2,262)	($2,262)

Total Return Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the year ended August 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $172.3 million to $603.3 million, as measured at each quarter end.

412

DERIVATIVE INSTRUMENTS, CONTINUED

							UNAMORTIZED
							UPFRONT
			USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
	NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
Barclays Bank PLC	9,900,000	MXN	$739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	$4,090	$10,890	$14,980
Barclays Bank PLC	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(9,877)	68,525	58,648
HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	39,268	121,129	160,397
HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(11,331)	76,663	65,332
Morgan Stanley Capital Services, Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,439	12,028	13,467
Morgan Stanley Capital Services, Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(3,506)	19,677	16,171
Morgan Stanley Capital Services, Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	80,655	160,012	240,667
Exchange Traded Swaps

	50,000,000	USD	50,000,000	3 Month LIBOR	Fixed 1.500%	Mar 2016	(1,424)	364,529	363,105
	82,600,000	USD	82,600,000	Fixed 2.750%	3 Month LIBOR	Jun 2042	2,007,482	(7,315,194)	(5,307,712)
	15,400,000	USD	15,400,000	3 Month LIBOR	Fixed 2.500%	Dec 2042	184,500	(157,773)	26,727

			$172,389,483				$2,291,296	($6,639,514)	($4,348,218)

The following are abbreviations for the tables above:
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
CPURNSA	Consumer Price Index — Urban Non-Seasonally adjusted
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere’s Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps A currency swap is an agreement between a Fund and counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following tables summarize the contracts held at August 31, 2012, and the range of notional contract amounts held by the Funds during the year ended August 31, 2012. In addition, the table details how the Funds used currency swap contracts during the year ended August 31, 2012.

Global Bond Fund

The Portfolio used currency swaps to manage against anticipated currency exchange rate changes and as a substitute for securities purchased. During the year ended August 31, 2012, the Portfolio held currency swaps with total USD notional amounts ranging up to approximately $34.4 million, as measured at each quarter end.

UNAMORTIZED
					NOTIONAL	NOTIONAL	UPFRONT
					AMOUNT OF	AMOUNT OF	PAYMENT	UNREALIZED
				MATURITY	CURRENCY	CURRENCY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	RECEIVE	PAY	DATE*	RECEIVED	DELIVERED	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	BNP Paribas	Floating rate equal to 3	Floating rate equal to 3	May 2014	$9,100,000	JPY 728,000,000	—	($197,668)	($197,668)
		Month USD-LIBOR based	Month JPY-LIBOR less
		on the notional amount of	0.755% based on the
		currency delivered	notional amount of the
currency received
	Deutsche Bank AG	Floating rate equal to 3	Floating rate equal to 3	Jul 2014	25,284,450	JPY 2,000,000,000	($1,598)	(257,548)	(259,146)
		Month USD-LIBOR based	Month JPY-LIBOR less
		on the notional amount of	0.6225% based on the
		currency delivered	notional amount of the
currency received

							($1,598)	($455,216)	($456,814)

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at August 31, 2012, and the range of notional contract amounts held by the Funds during the year ended August 31, 2012. In addition, the table details how the Funds used credit default swap contracts as a buyer of protection during the year ended August 31, 2012.

Global Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $17.9 million to $25.5 million, as measured at each quarter end.

413

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Lafarge	2,000,000	USD	$2,000,000	(1.690)%	Sep 2016	—	$103,326	$103,326
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	—	(88,398)	(88,398)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$159,227	(155,361)	3,866
	BNP Paribas	Santander UK PLC	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	211,884	(32,917)	178,967
	Citibank N.A.	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	—	(1,606)	(1,606)
	Citibank N.A.	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	—	1,093	1,093
	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	—	937	937
	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	—	48,388	48,388
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	8,739	14,853	23,592
	Deutsche Bank AG	Tate & Lyle PLC	300,000	USD	300,000	(0.510)%	Dec 2014	—	(1,280)	(1,280)
	Deutsche Bank AG	Bank of America Corporation	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	178,450	(90,856)	87,594
	Deutsche Bank AG	The Ryland Group, Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	—	(223,925)	(223,925)
	JPMorgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	46,074	(39,781)	6,293
	JPMorgan Chase Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	—	859	859

					$17,900,000			$604,374	($464,668)	$139,706

High Yield Fund

The Fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to approximately $31.1 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVED		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATON	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

High Yield Fund
	Morgan Stanley & Company,	MARKIT CDX.NA.HY.17	15,168,000	USD	$15,168,000	(5.000)%	Dec 2016	$399,833	($477,593)	($77,760)
	Inc.
	BNP Paribas	MARKIT CDX.NA.HY.18	15,642,000	USD	15,642,000	(5.000)%	Jun 2017	680,070	(564,264)	115,806

					$30,810,000			$1,079,903	($1,041,857)	$38,046

Investment Quality Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging approximately from $8.5 million to $33.8 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs	Macy’s, Inc.	1,385,000	USD	$1,385,000	(1.000)%	Mar 2017	$5,991	$2,197	$8,188
	Goldman Sachs	CDX-NAHYS18V2-5Y	6,514,200	USD	6,514,200	(5.000)%	Jun 2017	127,488	(79,260)	48,228
	Goldman Sachs	ABX.HE.AAA.06-1	2,386,239	USD	2,386,239	(0.180)%	Jul 2045	208,717	(27,228)	181,489
	Goldman Sachs	ABX.HE.PENAAA.06-2	734,355	USD	734,355	(0.110)%	May 2046	194,699	(24,966)	169,733
	Goldman Sachs	CMBX.NA.A.1	295,000	USD	295,000	(0.350)%	Oct 2052	132,811	(3,769)	129,042
	Goldman Sachs	CMBX.NA.AM.3	360,000	USD	360,000	(0.500)%	Dec 2049	84,048	(22,883)	61,165
	JPMorgan Chase Bank	CDX-NAHYS18V2-5Y	5,445,000	USD	5,445,000	(5.000)%	Jun 2017	343,675	(303,363)	40,312
	JPMorgan Chase Bank	ABX.HE.PENAAA.07-1	1,103,900	USD	1,103,900	(0.090)%	Aug 2037	482,166	2,065	484,231
	JPMorgan Chase Bank	ABX.HE.PENAAA.06-2	1,169,171	USD	1,169,171	(0.110)%	May 2046	293,914	(23,681)	270,233
	JPMorgan Chase Bank	CMBX.NA.AM.3	570,000	USD	570,000	(0.500)%	Dec 2049	115,113	(18,268)	96,845
	JPMorgan Chase Bank	CMBX.NA.A.1	640,000	USD	640,000	(0.350)%	Oct 2052	293,703	(13,747)	279,956
	Morgan Stanley Capital	ABX.HE.AAA.06-1	1,422,906	USD	1,422,906	(0.180)%	Jul 2045	136,714	(28,492)	108,222
	Services, Inc.
	Morgan Stanley Capital	ABX.HE.PENAAA.06-2	318,865	USD	318,865	(0.110)%	May 2046	77,057	(3,357)	73,700
	Services, Inc.
	Morgan Stanley Capital	CMBX.NA.AJ.4	1,305,000	USD	1,305,000	(0.960)%	Feb 2051	512,709	9,070	521,779
	Services, Inc.
	Morgan Stanley Capital	CMBX.NA.AM.4	880,000	USD	880,000	(0.500)%	Feb 2051	221,399	(39,985)	181,414
	Services, Inc.
	Morgan Stanley Capital	CMBX.NA.AA.1	780,000	USD	780,000	(0.250)%	Oct 2052	180,667	47,445	228,112
	Services, Inc.
	UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	—	(11,690)	(11,690)

					$25,909,636			$3,410,871	($539,912)	$2,870,959

Real Return Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $4.5 million to $5.6 million, as measured at each quarter end.

414

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,421)	($1,434)	($2,855)
	Citibank N.A.	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	(1,729)	(1,729)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(15,163)	(15,163)
	Morgan Stanley Capital	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	—	(24,012)	(24,012)
	Services Inc.

					$4,595,000			($1,421)	($42,338)	($43,759)

Spectrum Income Fund

The Fund used credit default swaps to gain exposure to a security or credit index. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to approximately $99,100, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($992)	$679	($313)

					$99,161			($992)	$679	($313)

Total Return Fund

The Fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts up to approximately $200.4 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Exchange Traded Swaps

		CDX HY17	31,392,000	USD	$31,392,000	(5.000)%	Dec 2016	$1,514,803	($1,675,737)	($160,934)
		CDX.NA.HY.18	37,917,000	USD	37,917,000	(5.000)%	Jun 2017	1,393,541	(1,112,822)	280,719
		CDX.NA.IG.18	131,100,000	USD	131,100,000	(1.000)%	Jun 2017	647,160	(806,869)	(159,709)

					$200,409,000			$3,555,504	($3,595,428)	($39,924)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The following tables summarize the contracts written at August 31, 2012, and the range of notional contract amounts held by the Funds during year ended August 31, 2012. In addition, the tables detail how the Funds used credit default swap contracts as a seller of protection during the year ended August 31, 2012.

Global Bond Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $121.9 million to $190.3 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012[1]	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Ally Financial, Inc.	0.82%	1,500,000	USD	$1,500,000	5.000%	Dec 2012	$3,825	$30,631	$34,456
	Bank of America N.A.	People’s Republic of China	0.79%	2,200,000	USD	2,200,000	1.000%	Sep 2016	—	22,700	22,700
	Bank of America N.A.	French Republic	1.32%	4,400,000	USD	4,400,000	0.250%	Jun 2017	(348,773)	132,899	(215,874)
	Barclays Bank PLC	Federal Republic of Germany	0.47%	3,800,000	USD	3,800,000	0.250%	Dec 2016	(149,057)	115,162	(33,895)
	Citibank N.A	United Kingdom of Great	0.20%	3,800,000	USD	3,800,000	1.000%	Jun 2015	15,406	77,750	93,156
		Britain and Northern Ireland

415

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012[1]	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund, continued
	Citibank N.A	MCDX.NA.15	—	2,800,000	USD	$2,800,000	1.000%	Dec 2015	($52,433)	$19,621	($32,812)
	Citibank N.A	People’s Republic of China	0.68%	3,000,000	USD	3,000,000	1.000%	Mar 2016	22,107	18,167	40,274
	Citibank N.A	United Kingdom of Great	0.33%	6,800,000	USD	6,800,000	1.000%	Jun 2016	65,769	121,976	187,745
		Britain and Northern Ireland
	Citibank N.A	French Republic	1.32%	900,000	USD	900,000	0.250%	Jun 2017	(71,704)	27,548	(44,156)
	Citibank N.A	Kingdom of Spain	5.04%	5,300,000	USD	5,300,000	1.000%	Jun 2017	(781,543)	(68,154)	(849,697)
	Deutsche Bank AG	United Kingdom of Great	0.20%	1,600,000	USD	1,600,000	1.000%	Jun 2015	6,709	32,514	39,223
		Britain and Northern Ireland
	Deutsche Bank AG	MCDX.NA.15	—	1,400,000	USD	1,400,000	1.000%	Dec 2015	(22,957)	6,551	(16,406)
	Deutsche Bank AG	United Kingdom of Great	0.26%	5,200,000	USD	5,200,000	1.000%	Dec 2015	72,531	65,466	137,997
		Britain and Northern Ireland
	Deutsche Bank AG	United States of America	0.34%	6,700,000	EUR	9,332,763	0.250%	Dec 2015	(61,277)	39,261	(22,016)
	Deutsche Bank AG	Commonwealth of Australia	0.41%	2,700,000	USD	2,700,000	1.000%	Mar 2016	39,697	22,206	61,903
	Deutsche Bank AG	Commonwealth of Australia	0.48%	3,300,000	USD	3,300,000	1.000%	Sep 2016	39,764	36,113	75,877
	Deutsche Bank AG	Commonwealth of Australia	0.54%	1,000,000	USD	1,000,000	1.000%	Dec 2016	2,048	19,406	21,454
	Deutsche Bank AG	Republic of Italy	4.55%	100,000	USD	100,000	1.000%	Jun 2017	(14,260)	(111)	(14,371)
	Goldman Sachs	MCDX.NA.15	—	6,000,000	USD	6,000,000	1.000%	Dec 2015	(148,741)	78,430	(70,311)
	Goldman Sachs	People’s Republic of China	0.61%	3,100,000	USD	3,100,000	1.000%	Dec 2015	43,566	2,882	46,448
	Goldman Sachs	MCDX.NA.16	—	3,800,000	USD	3,800,000	1.000%	Jun 2016	(59,554)	(4,448)	(64,002)
	Goldman Sachs	Commonwealth of Australia	0.54%	800,000	USD	800,000	1.000%	Dec 2016	(2,928)	20,092	17,164
	Goldman Sachs	Federal Republic of Germany	0.47%	8,400,000	USD	8,400,000	0.250%	Dec 2016	(303,466)	228,539	(74,927)
	Goldman Sachs	Kingdom of Spain	5.04%	100,000	USD	100,000	1.000%	Jun 2017	(15,400)	(632)	(16,032)
	HSBC Bank USA	French Republic	1.32%	1,900,000	USD	1,900,000	0.250%	Jun 2017	(155,215)	61,997	(93,218)
	HSBC Bank USA	Republic of Italy	4.55%	900,000	USD	900,000	1.000%	Jun 2017	(142,653)	13,316	(129,337)
	JPMorgan Chase Bank	United Kingdom of Great	0.20%	6,400,000	USD	6,400,000	1.000%	Jun 2015	18,343	138,550	156,893
		Britain and Northern Ireland
	JPMorgan Chase Bank	Commonwealth of Australia	0.45%	5,100,000	USD	5,100,000	1.000%	Jun 2016	84,553	32,544	117,097
	Morgan Stanley Capital Services, Inc.	MCDX.NA.15	—	2,800,000	USD	2,800,000	1.000%	Dec 2015	(50,007)	17,195	(32,812)
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.57%	300,000	USD	300,000	1.000%	Mar 2016	(1,994)	7,148	5,154
	Morgan Stanley Capital Services, Inc.	State of California	1.56%	2,400,000	USD	2,400,000	1.350%	Jun 2016	—	(10,859)	(10,859)
	Morgan Stanley Capital Services, Inc.	Commonwealth of Australia	0.54%	600,000	USD	600,000	1.000%	Dec 2016	1,475	11,398	12,873
	Morgan Stanley Capital Services, Inc.	State of California	2.22%	4,300,000	USD	4,300,000	2.950%	Dec 2020	—	215,886	215,886
	Morgan Stanley Capital Services, Inc.	State of Connecticut	1.60%	2,300,000	USD	2,300,000	1.630%	Mar 2021	—	11,995	11,995
	Morgan Stanley Capital Services, Inc.	State of California	2.28%	1,600,000	USD	1,600,000	2.150%	Jun 2021	—	(5,569)	(5,569)
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.41%	5,800,000	USD	5,800,000	1.000%	Mar 2016	88,177	44,799	132,976
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.48%	1,300,000	USD	1,300,000	1.000%	Sep 2016	14,897	14,994	29,891
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.54%	2,300,000	USD	2,300,000	1.000%	Dec 2016	(8,417)	57,762	49,345
	UBS AG	Government of Japan	0.57%	4,300,000	USD	4,300,000	1.000%	Mar 2016	(21,480)	95,350	73,870
	UBS AG	United States of America	0.36%	4,500,000	EUR	6,530,172	0.250%	Jun 2016	(64,252)	43,074	(21,178)
	UBS AG	Commonwealth of Australia	0.54%	3,900,000	USD	3,900,000	1.000%	Dec 2016	1,296	82,377	83,673

					$134,062,935				($1,955,948)	$1,876,526	($79,422)

1 For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

High Yield Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to approximately $10.7 million, as measured at each quarter end. At August 31, 2012, the Fund held no credit default swap contracts.

Investment Quality Bond Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $11.9 million to $41.5 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012[1]	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs	Kohl’s Corp.	1.68%	1,385,000	USD	$1,385,000	1.000%	Mar 2017	($40,892)	($177)	($41,069)
	Goldman Sachs	CDX-NAIGS18V1-5Y	—	7,230,000	USD	7,230,000	1.000%	Jun 2017	(30,492)	39,177	8,685
	Goldman Sachs	ITRAXX-EUROPES17V1-5Y	—	1,375,000	EUR	1,721,707	1.000%	Jun 2017	(31,549)	(3,578)	(35,127)
	Goldman Sachs	ITRAXX-XOVERS17V1-5Y	—	2,575,000	EUR	3,200,664	5.000%	Jun 2017	(124,924)	43,764	(81,160)
	Goldman Sachs	LCDX.NA.18-V2	—	1,856,250	USD	1,856,250	2.500%	Jun 2017	(36,163)	38,443	2,280
	Goldman Sachs	Hewlett-Packard Company	2.63%	965,000	USD	965,000	1.000%	Sep 2017	(81,443)	(2,175)	(83,618)
	Goldman Sachs	CMBX.NA.AAA.3	—	735,000	USD	735,000	0.080%	Dec 2049	(45,889)	3,179	(42,710)
	JPMorgan Chase Bank	ABX.HE.PENAAA.07-2	—	251,311	USD	251,311	0.760%	Jan 2038	(156,877)	21,371	(135,506)
	JPMorgan Chase Bank	CMBX.NA.AJ.2	—	1,450,000	USD	1,450,000	1.090%	Mar 2049	(282,065)	(58,377)	(340,442)
	JPMorgan Chase Bank	CMBX.NA.AAA.3	—	1,120,000	USD	1,120,000	0.080%	Dec 2049	(86,434)	21,351	(65,083)

416

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012[1]	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund, continued
	JPMorgan Chase Bank	CMBX.NA.AJ.3	—	655,000	USD	$655,000	1.470%	Dec 2049	($221,907)	($21,893)	($243,800)
	JPMorgan Chase Bank	CMBX.NA.AAA.5	—	755,000	USD	755,000	0.350%	Feb 2051	(75,787)	27,707	(48,080)
	JPMorgan Chase Bank	CMBX.NA.AA.4	—	815,000	USD	815,000	1.650%	Feb 2051	(515,298)	72	(515,226)
	Morgan Stanley Capital Services, Inc.	Xerox Corp.	2.34%	1,950,000	USD	1,950,000	1.000%	Jun 2016	(21,953)	(62,431)	(84,384)
	Morgan Stanley Capital Services, Inc.	CDX-NAIGS18V1-5Y	—	7,640,000	USD	7,640,000	1.000%	Jun 2017	(34,579)	43,934	9,355
	Morgan Stanley Capital Services, Inc.	ITRAXX-EUROPES17V1-5Y	—	2,850,000	EUR	3,571,048	1.000%	Jun 2017	(74,640)	1,632	(73,008)
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.1	—	405,664	USD	405,664	4.420%	Jun 2036	13,508	19,340	32,848
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.2	—	1,251,040	USD	1,251,040	4.580%	Dec 2037	(93,895)	56,255	(37,640)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AJ.2	—	110,000	USD	110,000	1.090%	Mar 2049	(21,115)	(4,712)	(25,827)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	—	780,000	USD	780,000	0.080%	Dec 2049	(73,562)	28,237	(45,325)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.5	—	465,000	USD	465,000	0.350%	Feb 2051	(36,052)	6,440	(29,612)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.4	—	500,000	USD	500,000	1.650%	Feb 2051	(281,200)	(34,890)	(316,090)

						$38,812,684			($2,353,208)	$162,669	($2,190,539)

1 For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

Real Return Bond Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging approximately from $13.4 million to $41.8 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Bank of America NA	Government of Japan	0.52%	3,300,000	USD	$3,300,000	1.000%	Dec 2015	$47,958	$10,363	$58,321
	Barclays Bank PLC	Federative Republic of Brazil	0.83%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(16,501)	32,085	15,584
	Citibank N.A.	United Kingdom of Great	0.33%	1,600,000	USD	1,600,000	1.000%	Jun 2016	15,475	28,700	44,175
		Britain and Northern Ireland
	Deutsche Bank AG	Federative Republic of Brazil	1.55%	4,100,000	USD	4,100,000	1.000%	Jun 2020	(104,279)	(47,878)	(152,157)
	HSBC Bank USA	Federative Republic of Brazil	0.83%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(7,737)	14,513	6,776
	JPMorgan Chase Bank	Federative Republic of Brazil	0.83%	400,000	USD	400,000	1.000%	Jun 2015	(2,487)	5,197	2,710
	JPMorgan Chase Bank	Petroleo Brasileiro S/A	1.21%	400,000	USD	400,000	1.000%	Sep 2015	(6,813)	5,128	(1,685)
		Petrobras
	The Royal Bank of Scotland PLC	Government of Japan	0.52%	300,000	USD	300,000	1.000%	Dec 2015	4,307	995	5,302

						$13,400,000			($70,077)	$49,103	($20,974)

Spectrum Income Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to approximately $100,000, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank	Arab Republic of Egypt	4.38%	100,000	USD	$100,000	0.250%	Mar 2016	($8,813)	($2,132)	($10,945)

						$100,000			($8,813)	($2,132)	($10,945)

Total Return Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging approximately from $283.2 million to $502.0 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012[1]	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	Berkshire Hathaway, Inc.	0.84%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($15,886)	$26,809	$10,923
	Bank of America N.A.	People’s Republic of China	0.49%	2,000,000	USD	2,000,000	1.000%	Jun 2015	18,222	14,201	32,423
	Bank of America N.A.	United Mexican States	0.68%	300,000	USD	300,000	1.000%	Sep 2015	(2,583)	6,086	3,503
	Bank of America N.A.	Metlife, Inc.	1.84%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(40,694)	(1,548)	(42,242)
	Bank of America N.A.	Prudential Financial, Inc.	1.71%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(46,118)	(3,822)	(49,940)
	Bank of America N.A.	French Republic	0.90%	1,200,000	USD	1,200,000	0.250%	Mar 2016	(33,240)	6,477	(26,763)
	Bank of America N.A.	Government of Japan	0.57%	400,000	USD	400,000	1.000%	Mar 2016	3,759	3,113	6,872
	Bank of America N.A.	Credit Agricole SA	4.57%	2,000,000	EUR	2,958,698	1.000%	Jun 2016	(162,586)	(146,358)	(308,944)
	Bank of America N.A.	French Republic	1.04%	12,000,000	USD	12,000,000	0.250%	Sep 2016	(644,330)	274,870	(369,460)

417

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012[1]	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Bank of America N.A.	Republic of Indonesia	1.41%	1,800,000	USD	$1,800,000	1.000%	Sep 2016	($21,764)	($3,930)	($25,694)
	Bank of America N.A.	Republic of Korea	0.80%	900,000	USD	900,000	1.000%	Sep 2016	(517)	9,367	8,850
	Bank of America N.A.	Government of Japan	0.76%	8,500,000	USD	8,500,000	1.000%	Mar 2017	(58,252)	165,645	107,393
	Bank of America N.A.	Commonwealth of Australia	0.65%	4,900,000	USD	4,900,000	1.000%	Jun 2017	69,558	20,735	90,293
	Bank of America N.A.	Government of Japan	0.81%	1,100,000	USD	1,100,000	1.000%	Jun 2017	(2,501)	14,442	11,941
	Bank of America N.A.	CMBX.NA.AAA Indices	—	700,000	USD	700,000	0.080%	Dec 2049	(40,470)	(208)	(40,678)
	Barclays Bank PLC	CDX.NA.IG.9	—	14,949,732	USD	14,949,732	0.758%	Dec 2012	—	58,106	58,106
	Barclays Bank PLC	Federative Republic of Brazil	0.28%	17,300,000	USD	17,300,000	1.000%	Dec 2012	7,405	65,803	73,208
	Barclays Bank PLC	General Electric Capital Corp.	0.36%	3,900,000	USD	3,900,000	0.640%	Dec 2012	—	8,465	8,465
	Barclays Bank PLC	United Mexican States	0.59%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(13,463)	28,333	14,870
	Barclays Bank PLC	CDX.EM.13	—	1,000,000	USD	1,000,000	5.000%	Jun 2015	66,489	23,771	90,260
	Barclays Bank PLC	Federative Republic of Brazil	0.83%	500,000	USD	500,000	1.000%	Jun 2015	(3,866)	7,254	3,388
	Barclays Bank PLC	French Republic	0.90%	800,000	USD	800,000	0.250%	Mar 2016	(20,095)	2,253	(17,842)
	Barclays Bank PLC	People’s Republic of China	0.68%	700,000	USD	700,000	1.000%	Mar 2016	5,794	3,603	9,397
	Barclays Bank PLC	French Republic	1.04%	300,000	USD	300,000	0.250%	Sep 2016	(14,635)	5,398	(9,237)
	Barclays Bank PLC	Government of Japan	0.76%	1,100,000	USD	1,100,000	1.000%	Mar 2017	(7,846)	21,744	13,898
	Barclays Bank PLC	United Mexican States	1.05%	3,800,000	USD	3,800,000	1.000%	Jun 2017	(32,397)	31,516	(881)
	BNP Paribas	People’s Republic of China	0.68%	300,000	USD	300,000	1.000%	Mar 2016	2,514	1,513	4,027
	BNP Paribas	United States of America	0.35%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(51,931)	31,562	(20,369)
	BNP Paribas	United Mexican States	1.05%	2,200,000	USD	2,200,000	1.000%	Jun 2017	(15,045)	14,535	(510)
	Citibank N.A.	Dell, Inc	0.70%	4,800,000	USD	4,800,000	1.000%	Sep 2013	10,874	14,050	24,924
	Citibank N.A.	General Electric Capital Corp.	0.63%	600,000	USD	600,000	4.325%	Dec 2013	—	34,299	34,299
	Citibank N.A.	United Mexican States	0.59%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(13,739)	28,609	14,870
	Citibank N.A.	People’s Republic of China	0.49%	400,000	USD	400,000	1.000%	Jun 2015	3,565	2,919	6,484
	Citibank N.A.	Republic of Kazakhstan	1.52%	300,000	USD	300,000	1.000%	Mar 2016	(5,997)	1,154	(4,843)
	Citibank N.A.	People’s Republic of China	0.74%	2,000,000	USD	2,000,000	1.000%	Jun 2016	15,215	8,514	23,729
	Citibank N.A.	United Kingdom of Great	0.33%	6,300,000	USD	6,300,000	1.000%	Jun 2016	82,625	91,315	173,940
		Britain and Northern Ireland
	Citibank N.A.	Commonwealth of Australia	0.65%	6,300,000	USD	6,300,000	1.000%	Jun 2017	90,169	25,922	116,091
	Citibank N.A	Federative Republic Of Brazil	0.86%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(9,486)	15,617	6,131
	Citibank N.A	United Mexican States	0.68%	700,000	USD	700,000	1.000%	Sep 2015	(6,426)	14,600	8,174
	Citibank N.A	CDX.EM.14	—	1,100,000	USD	1,100,000	5.000%	Dec 2015	93,004	16,891	109,895
	Citibank N.A	Metlife, Inc.	1.84%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(59,844)	(2,277)	(62,121)
	Credit Suisse International	CDX.EM.13	—	600,000	USD	600,000	5.000%	Jun 2015	43,217	10,939	54,156
	Credit Suisse International	Federative Republic of Brazil	0.83%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(32,185)	61,320	29,135
	Credit Suisse International	Federative Republic of Brazil	0.86%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(14,047)	25,696	11,649
	Credit Suisse International	ArcelorMittal	5.32%	1,000,000	USD	1,000,000	1.000%	Jun 2016	(37,368)	(105,035)	(142,403)
	Deutsche Bank AG	CDX.NA.IG.9	—	9,837,888	USD	9,837,888	0.708%	Dec 2012	—	35,713	35,713
	Deutsche Bank AG	Berkshire Hathaway, Inc.	0.42%	1,600,000	USD	1,600,000	0.850%	Mar 2013	—	6,618	6,618
	Deutsche Bank AG	CDX.NA.IG.10	—	1,928,998	USD	1,928,998	0.530%	Jun 2013	—	10,388	10,388
	Deutsche Bank AG	United Mexican States	0.59%	700,000	USD	700,000	1.000%	Mar 2015	(8,014)	16,688	8,674
	Deutsche Bank AG	CDX.EM.13	—	5,400,000	USD	5,400,000	5.000%	Jun 2015	369,596	117,810	487,406
	Deutsche Bank AG	Federative Republic of Brazil	0.83%	2,200,000	USD	2,200,000	1.000%	Jun 2015	(12,661)	27,568	14,907
	Deutsche Bank AG	French Republic	0.90%	400,000	USD	400,000	0.250%	Mar 2016	(11,090)	2,169	(8,921)
	Deutsche Bank AG	Metlife, Inc.	1.90%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(21,421)	(21,542)	(42,963)
	Deutsche Bank AG	United Kingdom of Great	0.30%	700,000	USD	700,000	1.000%	Mar 2016	9,387	9,564	18,951
		Britain and Northern Ireland
	Deutsche Bank AG	People’s Republic of China	0.74%	4,200,000	USD	4,200,000	1.000%	Jun 2016	33,426	16,404	49,830
	Deutsche Bank AG	People’s Republic of China	0.79%	600,000	USD	600,000	1.000%	Sep 2016	2,568	3,623	6,191
	Deutsche Bank AG	Republic of Korea	0.99%	1,800,000	USD	1,800,000	1.000%	Jun 2017	(19,514)	23,845	4,331
	Deutsche Bank AG	United Mexican States	1.05%	1,900,000	USD	1,900,000	1.000%	Jun 2017	(11,701)	11,260	(441)
	Deutsche Bank AG	Metlife, Inc.	2.23%	7,700,000	USD	7,700,000	1.000%	Mar 2018	(346,153)	(120,009)	(466,162)
	Goldman Sachs	CDX.NA.IG.10	—	2,411,247	USD	2,411,247	0.463%	Jun 2013	—	11,321	11,321
	Goldman Sachs	Berkshire Hathaway, Inc.	0.84%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(8,825)	14,893	6,068
	Goldman Sachs	Federative Republic of Brazil	0.83%	500,000	USD	500,000	1.000%	Jun 2015	(3,610)	6,998	3,388
	Goldman Sachs	United Kingdom of Great	0.26%	1,000,000	USD	1,000,000	1.000%	Dec 2015	14,819	11,719	26,538
		Britain and Northern Ireland
	Goldman Sachs	Government of Japan	0.57%	7,200,000	USD	7,200,000	1.000%	Mar 2016	(47,746)	171,436	123,690
	Goldman Sachs	People’s Republic of China	0.79%	200,000	USD	200,000	1.000%	Sep 2016	847	1,217	2,064
	Goldman Sachs	United Mexican States	0.89%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(4,139)	11,118	6,979
	Goldman Sachs	Government of Japan	0.76%	300,000	USD	300,000	1.000%	Mar 2017	(1,947)	5,737	3,790
	Goldman Sachs	Government of Japan	0.81%	4,000,000	USD	4,000,000	1.000%	Jun 2017	(10,893)	54,315	43,422
	Goldman Sachs	People’s Republic of China	1.04%	2,400,000	USD	2,400,000	1.000%	Sep 2017	(16,100)	16,249	149
	Goldman Sachs	CDX.NA.IG.9	—	868,049	USD	868,049	0.548%	Dec 2017	—	11,656	11,656
	HSBC Bank USA	CDX.EM.13	—	8,400,000	USD	8,400,000	5.000%	Jun 2015	561,024	197,162	758,186
	HSBC Bank USA	Federative Republic of Brazil	0.83%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(19,412)	28,220	8,808
	HSBC Bank USA	Federative Republic of Brazil	0.86%	700,000	USD	700,000	1.000%	Sep 2015	(4,251)	8,543	4,292
	HSBC Bank USA	CDX.EM.14	—	1,000,000	USD	1,000,000	5.000%	Dec 2015	82,461	17,443	99,904

418

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	8-31-2012[1]	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	HSBC Bank USA	French Republic	1.04%	700,000	USD	$700,000	0.250%	Sep 2016	($28,397)	$6,845	($21,552)
	HSBC Bank USA	United Mexican States	1.05%	2,000,000	USD	2,000,000	1.000%	Jun 2017	(21,911)	21,447	(464)
	HSBC Bank USA	United States of America	0.39%	3,300,000	EUR	4,395,599	0.250%	Jun 2017	(6,151)	(19,703)	(25,854)
	HSBC Bank USA	French Republic	1.39%	1,100,000	USD	1,100,000	0.250%	Sep 2017	(71,918)	11,395	(60,523)
	JPMorgan Chase Bank	United Kingdom of Great	0.18%	1,200,000	USD	1,200,000	1.000%	Mar 2015	2,655	24,973	27,628
		Britain and Northern Ireland
	JPMorgan Chase Bank	CDX.EM.13	—	1,200,000	USD	1,200,000	5.000%	Jun 2015	82,313	25,999	108,312
	JPMorgan Chase Bank	Federative Republic of Brazil	0.86%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(71,469)	125,424	53,955
	JPMorgan Chase Bank	CDX.EM.14	—	300,000	USD	300,000	5.000%	Dec 2015	25,102	4,869	29,971
	JPMorgan Chase Bank	Government of Japan	0.57%	800,000	USD	800,000	1.000%	Mar 2016	4,832	8,911	13,743
	JPMorgan Chase Bank	State of Qatar	0.82%	2,900,000	USD	2,900,000	1.000%	Mar 2016	(4,823)	29,440	24,617
	JPMorgan Chase Bank	People’s Republic of China	0.74%	4,000,000	USD	4,000,000	1.000%	Jun 2016	31,160	16,297	47,457
	JPMorgan Chase Bank	Federative Republic of Brazil	1.07%	900,000	USD	900,000	1.000%	Sep 2016	(4,329)	3,528	(801)
	JPMorgan Chase Bank	People’s Republic of China	0.79%	800,000	USD	800,000	1.000%	Sep 2016	3,303	4,952	8,255
	JPMorgan Chase Bank	Commonwealth of Australia	0.65%	7,500,000	USD	7,500,000	1.000%	Jun 2017	76,042	62,161	138,203
	JPMorgan Chase Bank	Federative Republic of Brazil	1.24%	10,700,000	USD	10,700,000	1.000%	Jun 2017	(124,319)	24,094	(100,225)
	JPMorgan Chase Bank	CDX.NA.IG.9	—	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	26,416	26,416
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	—	3,900,000	USD	3,900,000	0.963%	Dec 2012	—	19,287	19,287
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.32%	900,000	USD	900,000	1.660%	Mar 2013	—	13,536	13,536
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	—	7,000,000	USD	7,000,000	5.000%	Jun 2015	493,071	138,751	631,822
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.83%	500,000	USD	500,000	1.000%	Jun 2015	(2,615)	6,003	3,388
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.86%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(81,554)	142,254	60,700
	Morgan Stanley Capital Services, Inc.	Abu Dhabi	0.81%	4,800,000	USD	4,800,000	1.000%	Mar 2016	(9,577)	52,007	42,430
	Morgan Stanley Capital Services, Inc.	French Republic	0.90%	500,000	USD	500,000	0.250%	Mar 2016	(11,794)	643	(11,151)
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.57%	2,400,000	USD	2,400,000	1.000%	Mar 2016	(16,705)	57,935	41,230
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great	0.33%	1,900,000	USD	1,900,000	1.000%	Jun 2016	24,919	27,539	52,458
		Britain and Northern Ireland
	Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.79%	600,000	USD	600,000	1.000%	Sep 2016	2,379	3,812	6,191
	Morgan Stanley Capital Services, Inc.	Republic of Indonesia	1.41%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(16,405)	(3,579)	(19,984)
	Morgan Stanley Capital Services, Inc.	United Mexican States	0.89%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(8,146)	23,373	15,227
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.81%	200,000	USD	200,000	1.000%	Jun 2017	(500)	2,671	2,171
	Morgan Stanley Capital Services, Inc.	United Mexican States	1.05%	3,100,000	USD	3,100,000	1.000%	Jun 2017	(22,175)	21,456	(719)
	Societe Generale Paris	United Kingdom of Great	0.18%	7,300,000	USD	7,300,000	1.000%	Mar 2015	12,350	155,723	168,073
		Britain and Northern Ireland
	The Royal Bank of Scotland PLC	People’s Republic of China	0.49%	900,000	USD	900,000	1.000%	Jun 2015	8,260	6,330	14,590
	The Royal Bank of Scotland PLC	United Mexican States	0.68%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(12,975)	35,162	22,187
	The Royal Bank of Scotland PLC	French Republic	0.82%	700,000	USD	700,000	0.250%	Dec 2015	(8,880)	(3,744)	(12,624)
	The Royal Bank of Scotland PLC	French Republic	0.90%	500,000	USD	500,000	0.250%	Mar 2016	(11,633)	482	(11,151)
	The Royal Bank of Scotland PLC	People’s Republic of China	0.74%	3,100,000	USD	3,100,000	1.000%	Jun 2016	24,716	12,063	36,779
	UBS AG	Berkshire Hathaway, Inc.	0.84%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(9,054)	15,122	6,068
	UBS AG	French Republic	0.90%	1,400,000	USD	1,400,000	0.250%	Mar 2016	(38,780)	7,556	(31,224)
	UBS AG	People’s Republic of China	0.74%	2,000,000	USD	2,000,000	1.000%	Jun 2016	16,311	7,418	23,729
	UBS AG	United Kingdom of Great	0.33%	1,500,000	USD	1,500,000	1.000%	Jun 2016	19,673	21,741	41,414
		Britain and Northern Ireland
	UBS AG	French Republic	1.04%	1,600,000	USD	1,600,000	0.250%	Sep 2016	(48,146)	(1,115)	(49,261)
	UBS AG	People’s Republic of China	0.79%	100,000	USD	100,000	1.000%	Sep 2016	402	630	1,032
	UBS AG	Republic of Korea	0.80%	1,000,000	USD	1,000,000	1.000%	Sep 2016	—	9,833	9,833
	UBS AG	Republic of Indonesia	1.41%	600,000	USD	600,000	1.000%	Sep 2016	(7,482)	(1,083)	(8,565)
	UBS AG	United Mexican States	0.89%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(3,812)	10,791	6,979
	UBS AG	People’s Republic of China	1.04%	200,000	USD	200,000	1.000%	Sep 2017	(1,246)	1,258	12

						$319,329,918			($185,558)	$2,803,297	$2,617,739

1 For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

Fair value of derivative instruments by risk category The table below summarizes the fair value of derivatives held by the Funds at August 31, 2012, by risk category:

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

All Cap Core Fund	Equity contracts	Receivable/payable for	Futures†	$49,988	—
		futures

				$49,988	—
Capital Appreciation Value	Equity contracts	Written options, at value	Written options	—	($11,164,740)
Fund

				—	($11,164,740)
Emerging Markets Debt Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$44,109	($40,790)
		forward foreign currency	contracts
		exchange contracts

				$44,109	($40,790)

419

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Global Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$852,467	($201,775)
		futures
	Interest rate contracts	Written options, at value	Written options		(3,292,427)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	5,119,584	—
	Interest rate contracts	Investments in unaffiliated	Purchased options	1	—
		issuers, at value*
	Credit contracts	Swap contracts, at value	Credit default swaps	2,122,965	(2,062,681)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	7,931,032	(6,224,306)
		forward foreign currency	contracts
		exchange contracts
	Foreign currency contracts	Investments in unaffiliated	Purchased options	1,940	—
		issuers, at value*
	Foreign currency contracts	Swap contracts, at value	Currency swaps	—	(456,814)

				$16,027,989	($12,238,003)
Health Sciences Fund	Equity contracts	Written options, at value	Written options	—	($4,545,837)
	Equity contracts	Investments in unaffiliated	Purchased options	$76,035	—
		issuers, at value*

				$76,035	($4,545,837)
Heritage Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	—	($1,078)
		forward foreign currency	contracts
		exchange contracts

				—	($1,078)
High Income Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$13,626	($431,000)
		forward foreign currency	contracts
		exchange contracts

				$13,626	($431,000)
High Yield Fund	Credit contracts	Swap contracts, at value	Credit default swaps	$115,806	($77,760)
	Credit contracts	Written options, at value	Written options	—	(436,223)
	Credit contracts	Investments in unaffiliated	Purchased options	364,365	—
		issuers, at value*
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	—	(478,233)
		forward foreign currency	contracts
		exchange contracts

				$480,171	($992,216)
Investment Quality Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$128,694	($1,191)
		futures
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	—	(976,335)
	Credit contracts	Swap contracts, at value	Credit default swaps	2,935,817	(2,255,397)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	124,484	(99,340)
		forward foreign currency	contracts
		exchange contracts

				$3,188,995	($3,332,263)
Mid Cap Growth Index Fund	Equity contracts	Receivable/payable for	Futures†	$8,100	—
		futures

				$8,100	—
Mid Cap Value Index Fund	Equity contracts	Receivable/payable for	Futures†	$12,610	—
		futures

				$12,610	—
Mutual Shares Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$63,872	($1,022,311)
		forward foreign currency	contracts
		exchange contracts

				$63,872	($1,022,311)
Real Return Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$443,631	—
		futures
	Interest rate contracts	Written options, at value	Written options	—	($1,336,824)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	204,976	(49,713)
	Interest rate contracts	Investments in unaffiliated	Purchased options	450,952	—
		issuers, at value*
	Credit contracts	Swap contracts, at value	Credit default swaps	$132,868	($197,601)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	386,627	(1,268,314)
		forward foreign currency	contracts
		exchange contracts

				$1,619,054	($2,852,452)
Redwood Fund	Equity contracts	Written options, at value	Written options	—	($77,250,839)

				—	($77,250,839)
Short Term Government	Interest rate contracts	Receivable/payable for	Futures†	—	($65,965)
Income Fund		futures

				—	($65,965)
Smaller Company Growth	Equity contracts	Receivable/payable for	Futures†	$26,153	—
Fund		futures

				$26,153	—

420

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value
Spectrum Income Fund	Interest rate contracts	Receivable/payable for	Futures†	$85,216	($106,526)
		futures
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	—	(2,262)
	Credit contracts	Swap contracts, at value	Credit default swaps	—	(11,258)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	430,082	(504,264)
		forward foreign currency	contracts
		exchange contracts
				$515,298	($624,310)
Strategic Equity Allocation	Equity contracts	Receivable/payable for	Futures†	$2,886,289	—
Fund		futures
	Foreign currency contracts	Receivable/payable for	Futures†	56,879	—
		futures
				$2,943,168	—
Total Return Fund	Interest rate contracts	Receivable/payable for	Futures†	$1,411,596	($45,949)
		futures
	Interest rate contracts	Written options, at value	Written options	—	(1,573,715)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	959,494	(5,307,712)
	Credit contracts	Swap contracts, at value	Credit default swaps	4,892,970	(2,315,155)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	1,074,146	(8,703,827)
		forward foreign currency	contracts
		exchange contracts
				$8,338,206	($17,946,358)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

* Purchased options are included in the Portfolio’s Investments

Effect of derivative instruments on the Statements of operations The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2012:

	Statements of Operations Location—Net Realized Gain (Loss) on:
		Investments				Foreign
		(Purchased	Written	Futures	Swap	Currency
Fund	Risk	Options)	Options	Contracts	Contracts	Transactions*	Total
Active Bond Fund	Interest rate contracts	—	—	$494,513	—	—	$494,513
	Foreign currency contracts	—	—	—	—	($28,617)	(28,617)
	Total	—	—	$494,513	—	($28,617)	$465,896
All Cap Core Fund	Equity contracts	—	—	$1,760,171	—	—	$1,760,171
	Total	—	—	$1,760,171	—	—	$1,760,171
Alpha Opportunities Fund	Foreign currency contracts	—	—	—	—	($100,172)	($100,172)
	Total	—	—	—	—	($100,172)	($100,172)
Capital Appreciation Value Fund	Equity contracts	—	$211,374	—	—	—	$211,374
	Foreign currency contracts	—	—	—	—	$196,241	$196,241
	Total	—	$211,374	—	—	$196,241	$407,615
Emerging Markets Debt Fund	Foreign currency contracts	—	—	$1,706	—	($33,218)	($31,512)
	Total	—	—	$1,706	—	($33,218)	($31,512)
Global Bond Fund	Interest rate contracts	($87,765)	$4,006,276	$13,162,217	($2,299,920)	—	$14,780,808
	Credit contracts	—	—	—	(1,041,243)	—	(1,041,243)
	Foreign currency contracts	(124,020)	476,703	—	—	$2,053,457	2,406,140
	Total	($211,785)	$4,482,979	$13,162,217	($3,341,163)	$2,053,457	$16,145,705
Health Sciences Fund	Equity contracts	($9,207)	$223,389	—	—	—	$214,182
	Total	($9,207)	$223,389	—	—	—	$214,182
Heritage Fund	Equity contracts	—	—	$154,606	—	—	$154,606
	Foreign currency contracts	—	—	—	—	$168,015	168,015
	Total	—	—	$154,606	—	$168,015	$322,621
High Income Fund	Foreign currency contracts	—	—	—	—	$383,810	$383,810
	Total	—	—	—	—	$383,810	$383,810
High Yield Fund	Interest rate contracts	—	—	$957,890	—	—	$957,890
	Credit contracts	($1,401,895)	$2,916,240	—	$43,348	—	1,557,693
	Foreign currency contracts	—	—	—	—	$4,013,615	4,013,615
	Total	($1,401,895)	$2,916,240	$957,890	$43,348	$4,013,615	$6,529,198
International Growth Opportunities
Fund	Equity contracts	—	—	($273,604)	—	—	($273,604)
	Total	—	—	($273,604)	—	—	($273,604)
International Opportunities Fund	Equity contracts	—	—	$678,494	—	—	$678,494
	Foreign currency contracts	—	—	—	—	($1,960,323)	(1,960,323)
	Total	—	—	$678,494	—	($1,960,323)	($1,281,829)
International Small Company Fund	Equity contracts	—	—	$117,007	—	—	$117,007
	Total	—	—	$117,007	—	—	$117,007
Investment Quality Bond Fund	Interest rate contracts	—	—	($1,093,347)	($73,388)	—	($1,166,735)
	Credit contracts	—	—	—	(211,734)	—	(211,734)
	Foreign currency contracts	—	—	—	—	($271,046)	(271,046)
	Total	—	—	($1,093,347)	($285,122)	($271,046)	($1,649,515)

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DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Net Realized Gain (Loss) on:
		Investments				Foreign
		(Purchased	Written	Futures	Swap	Currency
Fund	Risk	Options)	Options	Contracts	Contracts	Transactions*	Total
Mid Cap Growth Index Fund	Equity contracts	—	—	$222,598	—	—	$222,598
	Total	—	—	$222,598	—	—	$222,598
Mid Cap Value Index Fund	Equity contracts	—	—	$87,425	—	—	$87,425
	Total	—	—	$87,425	—	—	$87,425
Mutual Shares Fund	Equity contracts	—	$19,517	—	—	—	$19,517
	Foreign currency contracts	—	—	—	—	$6,304,483	6,304,483
	Total	—	$19,517	—	—	$6,304,483	$6,324,000
Real Return Bond Fund	Interest rate contracts	($81,000)	$1,757,640	$2,270,250	$2,939,829	—	$6,886,719
	Credit contracts	—	18,250	—	126,120	—	144,370
	Foreign currency contracts	—	45,495	—	—	$5,503,287	5,548,782
	Total	($81,000)	$1,821,385	$2,270,250	$3,065,949	$5,503,287	$12,579,871
Redwood Fund	Equity contracts	($2,090,978)	($30,697,537)	—	—	—	($32,788,515)
	Total	($2,090,978)	($30,697,537)	—	—	—	($32,788,515)
Short Term Government Income
Fund	Interest rate contracts	—	—	($380,224)	—	—	($380,224)
	Total	—	—	($380,224)	—	—	($380,224)
Smaller Company Growth Fund	Equity contracts	—	—	$33,466	—	—	$33,466
	Total	—	—	$33,466	—	—	$33,466
Spectrum Income Fund	Interest rate contracts	—	—	($709,472)	$14,266	—	($695,206)
	Credit contracts	—	—	—	3,338	—	3,338
	Foreign currency contracts	—	—	—	—	$2,951,023	2,951,023
	Total	—	—	($709,472)	$17,604	$2,951,023	$2,259,155
Strategic Equity Allocation Fund	Equity contracts	—	—	($3,837,843)	—	—	($3,837,843)
	Foreign currency contracts	—	—	$20,197	—	—	20,197
	Total	—	—	($3,817,646)	—	—	($3,817,646)
Total Return Fund	Interest rate contracts	$138,858	$2,530,904	$17,199,448	$463,387	—	$20,332,597
	Credit contracts	—	250,671	—	(3,736,371)	—	(3,485,700)
	Foreign currency contracts	—	—	—	—	($521,005)	(521,005)
	Total	$138,858	$2,781,575	$17,199,448	($3,272,984)	($521,005)	$16,325,892

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2012:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:
		Investments				Translation of Assets
		(Purchased	Written	Futures	Swap	and Liabilities in
Fund	Risk	Options)	Options	Contracts	Contracts	Foreign Currencies*	Total
Active Bond Fund	Interest rate contracts	—	—	($16,438)	—	—	($16,438)
	Foreign currency contracts	—	—	—	—	$29,550	29,550
	Total	—	—	($16,438)	—	$29,550	$13,112
All Cap Core Fund	Equity contracts	—	—	$485,823	—	—	$485,823
	Total	—	—	$485,823	—	—	$485,823
Alpha Opportunities Fund	Foreign currency contracts	—	—	—	—	$178,851	$178,851
	Total	—	—	—	—	$178,851	$178,851
Capital Appreciation Value Fund	Equity contracts	—	($3,831,460)	—	—	—	($3,831,460)
	Total	—	($3,831,460)	—	—	—	($3,831,460)
Emerging Markets Debt Fund	Foreign currency contracts	—	—	—	—	$29,522	$29,522
	Total	—	—	—	—	$29,522	$29,522
Global Bond Fund	Interest rate contracts	$6,446	($1,971,552)	($831,306)	$3,670,955	—	$874,543
	Credit contracts	—	—	—	1,647,628	—	1,647,628
	Foreign currency contracts	(19,575)	(2,705)	—	(455,216)	$3,663,633	3,186,137
	Total	($13,129)	($1,974,257)	($831,306)	$4,863,367	$3,663,633	$5,708,308
Health Sciences Fund	Equity contracts	$17,548	$1,588,521	—	—	—	$1,606,069
	Total	$17,548	$1,588,521	—	—	—	$1,606,069
Heritage Fund	Foreign currency contracts	—	—	—	—	($2,701)	($2,701)
	Total	—	—	—	—	($2,701)	($2,701)
High Income Fund	Foreign currency contracts	—	—	—	—	($356,764)	($356,764)
	Total	—	—	—	—	($356,764)	($356,764)
High Yield Fund	Interest rate contracts	—	—	$205,836	—	—	$205,836
	Credit contracts	($1,239,806)	$678,718	—	($1,041,857)	—	(1,602,945)
	Foreign currency contracts	—	—	—	—	($13,747)	(13,747)
	Total	($1,239,806)	$678,718	$205,836	($1,041,857)	($13,747)	($1,410,856)
International Opportunities Fund	Foreign currency contracts	—	—	—	—	$1,960,324	$1,960,324
	Total	—	—	—	—	$1,960,324	$1,960,324

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DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:
		Investments				Translation of Assets
		(Purchased	Written	Futures	Swap	and Liabilities in
Fund	Risk	Options)	Options	Contracts	Contracts	Foreign Currencies*	Total
Investment Quality Bond Fund	Interest rate contracts	—	—	$307,910	($454,956)	—	($147,046)
	Credit contracts	—	—	—	102,797	—	102,797
	Foreign currency contracts	—	—	—	—	$187,530	187,530
	Total	—	—	$307,910	($352,159)	$187,530	$143,281
Mid Cap Growth Index Fund	Equity contracts	—	—	($66,700)	—	—	($66,700)
	Total	—	—	($66,700)	—	—	($66,700)
Mid Cap Value Index Fund	Equity contracts	—	—	$15,890	—	—	$15,890
	Total	—	—	$15,890	—	—	$15,890
Mutual Shares Fund	Foreign currency contracts	—	—	—	—	($1,230,138)	($1,230,138)
	Total	—	—	—	—	($1,230,138)	($1,230,138)
Real Return Bond Fund	Interest rate contracts	($126,782)	($615,649)	($949,843)	($1,876,714)	—	($3,568,988)
	Credit contracts	—	(13,907)	—	315,524	—	301,617
	Foreign currency contracts	—	(28,780)	—	—	($748,679)	(777,459)
	Total	($126,782)	($658,336)	($949,843)	($1,561,190)	($748,679)	($4,044,830)
Redwood Fund	Equity contracts	—	$14,515,204	—	—	—	$14,515,204
	Total	—	$14,515,204	—	—	—	$14,515,204
Short Term Government Income
Fund	Interest rate contracts	—	—	($65,965)	—	—	($65,965)
	Total	—	—	($65,965)	—	—	($65,965)
Smaller Company Growth Fund	Equity contracts	—	—	$97,104	—	—	$97,104
	Total	—	—	$97,104	—	—	$97,104
Spectrum Income Fund	Interest rate contracts	—	—	$241,172	($2,262)	—	$238,910
	Credit contracts	—	—	—	(1,357)	—	(1,357)
	Foreign currency contracts	—	—	—	—	($461,959)	(461,959)
	Total	—	—	$241,172	($3,619)	($461,959)	($224,406)
Strategic Equity Allocation Fund	Equity contracts	—	—	$2,886,289	—	—	$2,886,289
	Foreign currency contracts	—	—	56,879	—	—	56,879
	Total	—	—	$2,943,168	—	—	$2,943,168
Total Return Fund	Interest rate contracts	($141,784)	$756,927	($14,090,029)	($459,198)	—	($13,934,084)
	Credit contracts	—	(62,432)	—	4,675,368	—	4,612,936
	Foreign currency contracts	—	—	—	—	$8,876,255	8,876,255
	Total	($141,784)	$694,495	($14,090,029)	$4,216,170	$8,876,255	($444,893)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of operations.

4. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee The Funds have an investment management contract with the Adviser under which the Funds pay a monthly management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Distributors, LLC.

• Active Bond Fund — 0.600% of the aggregate net assets.

• All Cap Core Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

• All Cap Value Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets of the Fund.

• Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule applies: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets

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and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

• Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of aggregate net assets between $200 million and $400 million; and c) 0.570% of the excess over $400 million of aggregate net assets.

• Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio — Aggregate net assets include the net assets of the Portfolios and the net assets of similar funds of JHVIT for all the funds listed. The monthly management fee paid on these assets is a) 0.050% on the first $500 million of aggregate net assets and b) 0.040% of the excess over $500 million of aggregate net assets

• Emerging Markets Debt Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of average net assets between $250 million and $750 million; and c) 0.675% of the excess over $750 million of average net assets.

• Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of aggregate net assets and b) 0.780% of the excess over $1 billion of aggregate net assets.

• Fundamental Value Fund — a) 0.800% of the first $50 million of aggregate net assets; b) 0.775% of aggregate net assets between $50 million and $500 million; and c) 0.750% of the excess over $500 million of aggregate net assets. Prior to December 16, 2011, the advisory fees paid were as follows: a) 0.85% of the first $50 million of aggregate net assets; b) 0.80% of aggregate net assets between $50 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

• Global Bond Fund and Real Estate Securities Fund — 0.700% of aggregate net assets.

• Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of average net assets between $500 million and $750 million; and c) 0.850% of the excess over $750 million of average net assets.

• Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• Heritage Fund — a) 0.850% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and c) 0.800% of the excess over $1 billion of aggregate net assets.

• High Income Fund — a) 0.725% of the first $150 million of average net assets; b) 0.675% of average net assets between $150 million and $500 million; c) 0.650% of the average net assets between $500 million and $2.5 billion; and d) 0.600% of the excess over $2.5 billion of average net assets.

• High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

• International Growth Opportunities Fund — a) 0.975% of the first $100 million of aggregate net assets; b) 0.850% of aggregate net assets between $100 million and $400 million; and c) 0.750% of the excess over $400 million of aggregate net assets.

• International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

• International Opportunities Fund — a) 0.900% of the first $750 million of aggregate net assets; b) 0.850% of aggregate net assets between $750 million and $1.5 billion; and c) 0.800% of the excess over $1.5 billion of aggregate net assets.

• International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of average net assets between $200 million and $500 million; and c) 0.850% of the excess over $500 million of average net assets.

• International Small Company Fund — 0.950% of aggregate net assets.

• International Value Fund — Aggregate net assets are the aggregate net assets of the Fund, International Small Cap Fund, Mutual Shares Fund and the following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets.

However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets of the Fund.

• Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

• Mid Cap Growth Index Fund and Mid Cap Value Index Fund — a) 0.530% of the first $50 million of average net assets; b) 0.510% of average net assets between $50 million and $100 million; and c) 0.490% of the excess over $100 million of average net assets.

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Cap Value Equity Fund — a) 0.875% of the first $250 million of aggregate net assets; b) 0.850% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.800% of the excess over $1 billion of aggregate net assets.

• Mid Value Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

• Mutual Shares Fund — a) 0.960% of the first $1 billion of aggregate net assets and b) 0.940% of the excess over $1 billion of aggregate net assets.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of average net assets between $250 million and $500 million; and c) 0.825% of the excess over $500 million of average net assets.

• Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

• Redwood Fund — If average net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average net assets and b) 1.150% of the excess over $100 million of average net assets. If net assets equal or exceed $200 million, then the following fee schedule shall apply: a) 1.100% of the first $500 million of average net assets and b) 1.050% of the excess over $500 million of average net assets.

• Short-Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets and b) 0.550% of the excess over $250 million of aggregate net assets.

424

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets and b) 1.050% of the excess over $100 million of aggregate net assets.

• Small Cap Opportunities Fund — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

• Small Cap Value Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

• Small Company Growth Fund — a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of Small Company Growth Fund, JHVIT Small Company Growth Trust, Small Cap Opportunities Fund, JHVIT Small Cap Opportunities Trust, International Growth Stock Fund, JHVIT International Growth Stock Trust, Value Fund and JHVIT Value Trust exceed $1 billion, then the advisory rate for Small Company Growth Fund will be 1.000% of aggregate net assets.

• Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• Smaller Company Growth Fund — a) 1.100% of the first $125 million of aggregate net assets; b) 1.050% of aggregate net assets between $125 million and $375 million; c) 1.000% of aggregate net assets between $375 million and $1 billion and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Spectrum Income Fund — a) 0.800% of the first $250 million of aggregate net assets and b) 0.725% of the excess over $250 million of aggregate net assets.

• Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

• Total Return Fund — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.700% of the first $1 billion of aggregate net assets and b) 0.675% of the excess over $1 billion of aggregate net assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.700% of aggregate net assets. Relationship Net Assets are aggregate net assets of all Portfolios of the Trust and JHVIT that are subadvised by Pacific Investment Management Company, LLC.

• U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

• Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

• The Retirement Choices Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHVIT and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.060% of the first $7.5 billion of aggregate net assets and (b) 0.050% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.510% of the first $7.5 billion of aggregate net assets and (b) 0.500% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

The organizations described below act as the subadvisers to the Trust and its Funds pursuant to Subadvisory Agreements with the Adviser. Fund management is allocated among the following managers:

Fund	Subadviser
Active Bond Fund	Declaration Management and Research, LLC and John Hancock Asset Management a division of Manulife Asset Management
(US) LLC [1,3]
All Cap Core Fund	QS Investors, LLC
All Cap Value Fund	Lord, Abbett & Company, LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Value Fund
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Value Fund
Equity-Income Fund
Health Sciences Fund
Mid Value Fund
Real Estate Equity Fund
Small Company Value Fund
Spectrum Income Fund
Capital Appreciation Fund	Jennison Associates, LLC
Core Bond Fund	Wells Capital Management, Inc.
U.S. High Yield Bond Fund
Core Diversified Growth & Income Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset
Core Fundamental Holdings Portfolio	Management a division of Manulife Asset Management (US) LLC [1,2,3]
Core Global Diversification Portfolio
Retirement Choices Portfolios

425

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Subadviser
Emerging Markets Debt Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]
Fundamental Global Franchise Fund
High Income Fund
Short Term Government Income Fund
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Real Estate Securities Fund
Heritage Fund	American Century Investment Management, Inc.
High Yield Fund	Western Asset Management Company
International Growth Opportunities Fund	Baillie Gifford Overseas Ltd.
International Growth Stock Fund	Invesco Advisers, Inc.
International Opportunities Fund
Small Company Growth Fund
Value Fund
International Small Company Fund	Dimensional Fund Advisors LP
International Small Cap Fund	Franklin Templeton Investments Corp.
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Growth Index Fund	SSgA Funds Management, Inc.
Mid Cap Value Index Fund
Mid Cap Value Equity Fund	Columbia Management Investment Advisers, LLC
Mutual Shares Fund	Franklin Mutual Advisers
Redwood Fund	RCM Capital Management LLC
Small Cap Opportunities Fund	Invesco Advisers, Inc. and Dimensional Fund Advisors LP
Smaller Company Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited [1,2], Frontier Capital
Management Company, LLC and Perimeter Capital Management, LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]

1 An affiliate of the Adviser.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3 Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The Funds are not responsible for payment of the subadvisory fees.

Expense reimbursements The Adviser voluntarily agrees to waive a portion of its management fee if certain expenses of the respective Funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Funds’ business, advisory fees, class specific expenses, and fees under any agreements or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Funds. This expense reduction will continue in effect until terminated by the Adviser.

	Expense		Expense
	limitation as a		limitation as a
	percentage of		percentage of
	average net		average net
Fund	assets	Fund	assets
Active Bond Fund	0.150%	High Income Fund	0.150%
All Cap Core Fund	0.200%	High Yield Fund	0.150%
All Cap Value Fund	0.200%	International Growth Opportunities Fund	0.250%
Alpha Opportunities Fund	0.200%	International Growth Stock Fund	0.250%
Blue Chip Growth Fund	0.200%	International Opportunities Fund	0.250%
Capital Appreciation Fund	0.200%	International Small Cap Fund	0.250%
Capital Appreciation Value Fund	0.200%	International Small Company Fund	0.250%
Core Bond Fund	0.150%	International Value Fund	0.250%
Emerging Markets Debt Fund	0.150%	Investment Quality Bond Fund	0.150%
Equity-Income Fund	0.200%	Mid Cap Growth Index Fund	0.075%
Fundamental Global Franchise Fund	0.250%	Mid Cap Stock Fund	0.200%
Fundamental Value Fund	0.200%	Mid Cap Value Equity Fund	0.200%
Global Bond Fund	0.150%	Mid Cap Value Index Fund	0.075%
Global Real Estate Fund	0.250%	Mid Value Fund	0.200%
Health Sciences Fund	0.200%	Mutual Shares Fund	0.200%
Heritage Fund	0.200%	Real Estate Equity Fund	0.200%

426

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

	Expense		Expense
	limitation as a		limitation as a
	percentage of		percentage of
	average net		average net
Fund	assets	Fund	assets
Real Estate Securities Fund	0.200%	Small Company Value Fund	0.200%
Real Return Bond Fund	0.150%	Smaller Company Growth Fund	0.200%
Redwood Fund	0.200%	Spectrum Income Fund	0.150%
Small Cap Growth Fund	0.200%	Strategic Equity Allocation Fund	0.200%
Small Cap Opportunities Fund	0.200%	Total Return Fund	0.150%
Small Cap Value Fund	0.200%	U.S. High Yield Bond Fund	0.150%
Small Company Growth Fund	0.200%	Value Fund	0.200%

The Adviser contractually agreed to waive a portion of its management fee for certain Funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. All Funds covered in this report are Participating Funds with the exception of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Mid Cap Growth Index Fund, Mid Cap Value Index Fund and the Retirement Choices Portfolios. Prior to June 1, 2012, Mid Cap Growth Index Fund and Mid Cap Value Index Fund were Participating Funds. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. This arrangement may be amended or terminated at anytime by the Adviser upon notice to the Funds.

The Adviser contractually agreed to waive its advisory fee on International Value Fund, Small Cap Opportunities Fund, Smaller Company Growth Fund and Strategic Equity Allocation Fund so that the amount retained by the Adviser after payment of the subadvisory fees for each Fund does not exceed 0.45% of the Fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2012 for International Value Fund, Small Cap Opportunities Fund and Smaller Company Growth Fund, and March 26, 2013 for Strategic Equity Allocation Fund, and may terminate anytime thereafter.

The Adviser voluntarily agreed to waive its advisory fee on International Opportunities Fund so that the amount retained by the Adviser after payment of the subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. This voluntary expense reimbursement may terminate at anytime.

The Adviser contractually agreed to limit Fund expenses for Emerging Markets Debt Fund (excluding taxes, portfolio brokerage commissions, interest, underlying fund expenses, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) so that the total Fund operating expenses do not exceed 1.35% for Class A shares and 0.98% for Class I shares of the average net assets of those classes. Prior to January 1, 2012, the expense limitations were 1.35% and 0.88% for Class A shares and Class I shares, respectively. This expense reimbursement shall continue in effect until December 31, 2012, and may terminate anytime thereafter.

The Adviser contractually agreed to reimburse Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio for “other” fund expenses exceeding 0.06% of the Funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2012, and may terminate anytime thereafter.

In addition, the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio receive a fee equal to 0.05% of the average net asset value of their investment in the underlying American Funds for providing various account maintenance services.

The Adviser contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the Fund’s average net assets. This expense reimbursement shall continue in effect until December 31, 2012, and may terminate anytime thereafter.

The Adviser voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at anytime.

The Adviser contractually agreed to waive other fund level expenses for the Retirement Choices Portfolios excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing fees, taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. The waivers are such that these expenses will not exceed 0.05% of average net assets. This expense limitation shall continue in effect until December 31, 2013 and thereafter until terminated by the Adviser.

The Adviser voluntarily agreed to waive its advisory fee or reimburse the Retirement Choices Portfolios so that the aggregate advisory fee retained by the Adviser with respect to each Portfolio and the underlying investments in a Portfolio does not exceed 0.51% of the Portfolio’s first $7.5 billion of aggregate daily net assets and 0.50% of the Portfolio’s aggregate daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at anytime.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and acquired fund fees and expenses for Class R4 shares of the Retirement Choices Portfolios, to the extent that fees/expenses for the class exceed 0.25% of the average daily net assets attributable to that class. This expense waiver and/or reimbursement will continue in effect until at least December 31, 2013.

Effective July 1, 2012, the Adviser voluntarily agreed to waive its advisory fee for Mutual Shares Fund for to the following rates: 0.960% of the first $750 million of aggregate net assets and 0.920% in excess over $750 million of aggregate net assets, provided that when aggregate net assets exceed $750 million, the advisory fee is 0.920% on all aggregate net assets. This voluntary waiver will be terminated on September 30, 2012.

427

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Prior to July 1, 2012, the Adviser voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by Franklin Templeton Investment Corp. and Templeton Investment Counsel, LLC, which include International Small Cap Fund and International Value Fund. This voluntary waiver is the amount that the subadvi-sory fee is reduced by the subadvisers. This voluntary expense waiver was terminated on July 1, 2012.

For the year ended August 31, 2012, the waivers under these agreements amounted to:

Fund	Class A	Class I	Class R4	Class 1	Class NAV	Total
Active Bond Fund	—	—	—	$1,742	$44,015	$45,757
All Cap Core Fund	—	—	—	—	19,387	19,387
All Cap Value Fund	—	—	—	3,398	19,099	22,497
Alpha Opportunities Fund	—	—	—	—	44,516	44,516
Blue Chip Growth Fund	—	—	—	181,187	524,059	705,246
Capital Appreciation Fund	—	—	—	13,776	44,650	58,426
Capital Appreciation Value Fund	—	—	—	—	520,295	520,295
Core Bond Fund	—	—	—	1,298	19,453	20,751
Core Diversified Growth & Income Portfolio	—	—	—	42,206	—	42,206
Core Fundamental Holdings Portfolio	—	—	—	44,491	—	44,491
Core Global Diversification Portfolio	—	—	—	42,124	—	42,124
Emerging Markets Debt Fund	$76,941	$20,838	—	—	—	97,779
Equity-Income Fund	—	—	—	89,930	384,044	473,974
Fundamental Global Franchise Fund	4	4	—	—	1,487	1,495
Fundamental Value Fund	—	—	—	—	42,852	42,852
Global Bond Fund	—	—	—	2,935	25,434	28,369
Global Real Estate Fund	—	—	—	—	16,568	16,568
Health Sciences Fund	—	—	—	—	175,123	175,123
Heritage Fund	—	—	—	—	5,454	5,454
High Income Fund	—	—	—	—	11,977	11,977
High Yield Fund	—	—	—	11,078	20,544	31,622
International Growth Opportunities Fund	—	—	—	—	1,622	1,622
International Growth Stock Fund	—	—	—	—	11,072	11,072
International Opportunities Fund	—	—	—	6,214	11,022	17,236
International Small Cap Fund	—	—	—	28,035	50,084	78,119
International Small Company Fund	—	—	—	—	6,670	6,670
International Value Fund	—	—	—	128,508	511,790	640,298
Investment Quality Bond Fund	—	—	—	2,671	13,249	15,920
Mid Cap Growth Index Fund	—	—	—	23,959	3,633	27,592
Mid Cap Stock Fund	—	—	—	10,843	19,083	29,926
Mid Cap Value Equity Fund	—	—	—	—	4,214	4,214
Mid Cap Value Index Fund	—	—	—	23,562	4,385	27,947
Mid Value Fund	—	—	—	—	238,253	238,253
Mutual Shares Fund	—	—	—	—	38,776	38,776
Real Estate Equity Fund	—	—	—	—	78,529	78,529
Real Estate Securities Fund	—	—	—	15,855	—	15,855
Real Return Bond Fund	—	—	—	4,800	17,886	22,686
Redwood Fund	—	—	—	—	11,883	11,883
Retirement Choices at 2010 Portfolio	—	—	$6,832	30,341	—	37,173
Retirement Choices at 2015 Portfolio	—	—	6,828	18,018	—	24,846
Retirement Choices at 2020 Portfolio	—	—	6,827	8,855	—	15,682
Retirement Choices at 2025 Portfolio	—	—	6,827	3,721	—	10,548
Retirement Choices at 2030 Portfolio	—	—	6,828	12,085	—	18,913
Retirement Choices at 2035 Portfolio	—	—	6,828	18,178	—	25,006
Retirement Choices at 2040 Portfolio	—	—	6,828	26,458	—	33,286
Retirement Choices at 2045 Portfolio	—	—	6,834	36,219	—	43,053
Retirement Choices at 2050 Portfolio	—	—	6,856	59,864	—	66,720
Short Term Government Income Fund	—	—	—	—	11,117	11,117
Small Cap Growth Fund	—	—	—	—	5,071	5,071
Small Cap Opportunities Fund	—	—	—	49,517	84,546	134,063
Small Cap Value Fund	—	—	—	—	5,006	5,006
Small Company Growth Fund	—	—	—	—	3,694	3,694
Small Company Value Fund	—	—	—	63,813	124,479	188,292
Smaller Company Growth Fund	—	—	—	—	149,764	149,764
Spectrum Income Fund	—	—	—	—	300,377	300,377
Strategic Equity Allocation Fund	—	—	—	—	1,844,259	1,844,259
Total Return Fund	—	—	—	12,449	67,050	79,499
U.S. High Yield Bond Fund	—	—	—	2,637	17,198	19,835
Value Fund	—	—	—	—	5,406	5,406

428

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense recapture The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that a Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2012, and the amounts of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible	Amounts eligible	Amounts eligible	Amount recovered
	for recovery	for recovery	for recovery	during the year
Fund	through 8-1-13	through 8-1-14	through 8-1-15	ended 8-31-12
Core Diversified Growth & Income Portfolio	$25,154	$30,776	$32,871	—
Core Fundamental Holdings Portfolio	29,155	37,119	40,397	—
Core Global Diversification Portfolio	28,183	29,491	32,528	—
Emerging Markets Debt Fund	58,906	75,352	95,399	—
Mid Cap Growth Index Fund	29,178	14,658	25,421	$402
Mid Cap Value Index Fund	29,304	14,373	25,942	440
Retirement Choices at 2010 Portfolio	28,378	51,502	37,139	—
Retirement Choices at 2015 Portfolio	23,315	51,751	24,812	5,062
Retirement Choices at 2020 Portfolio	9,827	50,449	15,649	18,550
Retirement Choices at 2025 Portfolio	1,663	49,926	10,515	26,712
Retirement Choices at 2030 Portfolio	11,994	51,245	18,880	16,381
Retirement Choices at 2035 Portfolio	21,057	51,876	24,973	7,318
Retirement Choices at 2040 Portfolio	28,375	52,960	33,254	—
Retirement Choices at 2045 Portfolio	28,375	52,807	43,021	—
Retirement Choices at 2050 Portfolio	—	42,419	66,688	—
Short Term Government Income Fund	37,644	5,375	5,809	1,918

Amounts recovered by class
Fund	Class R4	Class 1	Class NAV	Total
Mid Cap Growth Index Fund	—	$157	$245	$402
Mid Cap Value Index Fund	—	154	286	440
Retirement Choices at 2015 Portfolio	$2	5,060	—	5,062
Retirement Choices at 2020 Portfolio	5	18,545	—	18,550
Retirement Choices at 2025 Portfolio	6	26,706	—	26,712
Retirement Choices at 2030 Portfolio	4	16,377	—	16,381
Retirement Choices at 2035 Portfolio	3	7,315	—	7,318
Short Term Government Income Fund	—	—	1,918	1,918

The net investment management fees incurred for the year ended August 31, 2012, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the Funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate
Active Bond Fund	0.60%	Mid Cap Value Equity Fund	0.87%
All Cap Core Fund	0.77%	Mid Cap Value Index Fund	0.48%
All Cap Value Fund	0.77%	Mid Value Fund	0.95%
Alpha Opportunities Fund	0.97%	Mutual Shares Fund	0.95%
Blue Chip Growth Fund	0.75%	Real Estate Equity Fund	0.83%
Capital Appreciation Fund	0.70%	Real Estate Securities Fund	0.70%
Capital Appreciation Value Fund	0.79%	Real Return Bond Fund	0.70%
Core Bond Fund	0.58%	Redwood Fund	1.10%
Core Diversified Growth & Income Portfolio	0.00%	Retirement Choices at 2010 Portfolio	0.19%
Core Fundamental Holdings Portfolio	0.00%	Retirement Choices at 2015 Portfolio	0.20%
Core Global Diversification Portfolio	0.00%	Retirement Choices at 2020 Portfolio	0.19%
Emerging Markets Debt Fund	0.08%	Retirement Choices at 2025 Portfolio	0.16%
Equity-Income Fund	0.75%	Retirement Choices at 2030 Portfolio	0.14%
Fundamental Value Fund	0.75%	Retirement Choices at 2035 Portfolio	0.12%
Fundamental Global Franchise Fund	0.80%	Retirement Choices at 2040 Portfolio	0.10%
Global Bond Fund	0.70%	Retirement Choices at 2045 Portfolio	0.08%
Global Real Estate Fund	0.90%	Retirement Choices at 2050 Portfolio	0.00%
Health Sciences Fund	0.99%	Short Term Government Income Fund	0.55%
Heritage Fund	0.85%	Small Cap Growth Fund	1.06%
High Income Fund	0.69%	Small Cap Opportunities Fund	0.91%
High Yield Fund	0.67%	Small Cap Value Fund	1.04%
International Growth Opportunities Fund	0.85%	Small Company Growth Fund	1.00%
International Growth Stock Fund	0.82%	Small Company Value Fund	0.98%
International Opportunities Fund	0.89%	Smaller Company Growth Fund	0.93%
International Small Cap Fund	0.99%	Spectrum Income Fund	0.70%
International Small Company Fund	0.95%	Strategic Equity Allocation Fund	0.48%
International Value Fund	0.75%	Total Return Fund	0.68%
Investment Quality Bond Fund	0.58%	U.S. High Yield Bond Fund	0.73%
Mid Cap Growth Index Fund	0.48%	Value Fund	0.73%
Mid Cap Stock Fund	0.83%

429

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Accounting and legal services Pursuant to a service agreement, the Funds reimburse the Adviser for all expenses associated with providing the administrative, finan-cial, legal, accounting and recordkeeping services of the Funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2012, amounted to an annual rate of 0.01% of the Funds’ average daily net assets.

Distribution and service plans The Funds have a distribution agreement with the Distributor. The Funds have adopted distribution and service plans with respect to Class A, Class 1 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Funds. In addition, under a service plan for Class R4 shares, the Funds pay for certain other services. The Funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Funds’ shares.

Class	12b-1 Fee	Service fee
Class A	0.30%	—
Class 1	0.05%	—
Class R4	0.25%	0.10%

Sales charges Class A shares of Emerging Markets Debt Fund are assessed up-front sales charges, which result in payments to the Distributor. For the year ended August 31, 2012, no sales charges were assessed.

Transfer agent fees Emerging Markets Debt Fund, Fundamental Global Franchise Fund and the Retirement Choices Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses Class level expenses for the year ended August 31, 2012, were:

				State	Printing
		Distribution and	Transfer	registration	and
Fund	Class	service fees	agent fees	fees	postage
Emerging Markets Debt Fund
	A	$36,351	$25,201	$2,022	—
	I	—	3,394	1,919	—
	Total	$36,351	$28,595	$3,941	—
Fundamental Global Franchise Fund
	A	$52	$34	—	—
	I	—	19	—	—
	Total	$52	$53	—	—
Retirement Choices at 2010 Portfolio
	R4	$84	$10	$6,694	$122
	1	58,877	—	—	—
	Total	$58,961	$10	$6,694	$122
Retirement Choices at 2015 Portfolio
	R4	$84	$10	$6,694	$122
	1	85,279	—	—	—
	Total	$85,363	$10	$6,694	$122
Retirement Choices at 2020 Portfolio
	R4	$83	$10	$6,694	$122
	1	126,243	—	—	—
	Total	$126,326	$10	$6,694	$122
Retirement Choices at 2025 Portfolio
	R4	$82	$10	$6,694	$122
	1	148,805	—	—	—
	Total	$148,887	$10	$6,694	$122
Retirement Choices at 2030 Portfolio
	R4	$82	$10	$6,694	$122
	1	119,432	—	—	—
	Total	$119,514	$10	$6,694	$122
Retirement Choices at 2035 Portfolio
	R4	$81	$10	$6,694	$122
	1	93,831	—	—	—
	Total	$93,912	$10	$6,694	$122
Retirement Choices at 2040 Portfolio
	R4	$81	$10	$6,694	$122
	1	63,928	—	—	—
	Total	$64,009	$10	$6,694	$122

430

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

				State	Printing
		Distribution and	Transfer	registration	and
Fund	Class	service fees	agent fees	fees	postage
Retirement Choices at 2045 Portfolio
	R4	$81	$10	$6,694	$122
	1	48,569	—	—	—
	Total	$48,650	$10	$6,694	$122
Retirement Choices at 2050 Portfolio
	R4	$81	$10	$6,694	$122
	1	21,214	—	—	—
	Total	$21,295	$10	$6,694	$122

Trustee expenses The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

6. FUND SHARE TRANSACTIONS Transactions in Fund shares for the years ended August 31, 2012 and August 31, 2011 were as follows:

Active Bond Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,128,527	$21,787,758	904,605	$9,268,874
Distributions reinvested	280,316	2,817,537	206,090	2,088,623
Repurchased	(490,852)	(5,000,747)	(1,006,201)	(10,271,386)
Net increase	1,917,991	$19,604,548	104,494	$1,086,111
Class NAV shares
Sold	37,051,903	$377,202,995	40,466,422	$412,582,370
Distributions reinvested	7,048,538	70,817,021	5,384,405	54,544,006
Repurchased	(9,907,311)	(101,382,073)	(6,824,749)	(70,053,402)
Net increase	34,193,130	$346,637,943	39,026,078	$397,072,974
Net increase	36,111,121	$366,242,491	39,130,572	$398,159,085

All Cap Core Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	37,444	$301,796	330,953	$2,935,135
Distributions reinvested	738,789	6,346,196	639,810	5,534,351
Repurchased	(16,566,637)	(147,393,453)	(2,307,277)	(20,533,289)
Net decrease	(15,790,404)	($140,745,461)	(1,336,514)	($12,063,803)

All Cap Value Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	606,119	$6,539,155	1,419,941	$16,865,782
Distributions reinvested	708,525	7,297,811	432,262	4,966,693
Repurchased	(1,523,542)	(16,427,890)	(1,069,766)	(12,307,804)
Net increase (decrease)	(208,898)	($2,590,924)	782,437	$9,524,671
Class NAV shares
Sold	19,219,522	$212,195,646	19,152,860	$226,053,742
Distributions reinvested	3,372,552	34,534,935	1,874,810	21,429,083
Repurchased	(14,495,574)	(155,556,147)	(1,094,353)	(12,320,756)
Net increase	8,096,500	$91,174,434	19,933,317	$235,162,069
Net increase	7,887,602	$88,583,510	20,715,754	$244,686,740

Alpha Opportunities Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,528,269	$79,042,339	23,135,427	$276,526,563
Distributions reinvested	17,745,960	165,037,429	11,851,122	137,828,549
Repurchased	(52,667,843)	(548,717,207)	(1,989,298)	(23,719,456)
Net increase (decrease)	(27,393,614)	($304,637,439)	32,997,251	$390,635,656

Blue Chip Growth Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,070,319	$69,852,642	1,471,967	$30,365,043
Distributions reinvested	20,848	430,922	3,666	75,198
Repurchased	(1,623,857)	(35,347,970)	(2,568,212)	(52,756,196)
Net increase (decrease)	1,467,310	$34,935,594	(1,092,579)	($22,315,955)
Class NAV shares
Sold	7,382,230	$176,914,725	7,679,535	$160,910,228
Distributions reinvested	95,250	1,966,903	50,722	1,039,288
Repurchased	(33,965,322)	(723,009,294)	(6,048,214)	(120,767,571)
Net increase (decrease)	(26,487,842)	($544,127,666)	1,682,043	$41,181,945
Net increase (decrease)	(25,020,532)	($509,192,072)	589,464	$18,865,990

431

FUND SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,941,411	$48,962,980	1,512,995	$17,079,728
Distributions reinvested	25,939	291,271	30,863	348,747
Repurchased	(2,280,942)	(27,862,377)	(4,393,181)	(49,167,101)
Net increase (decrease)	1,686,408	$21,391,874	(2,849,323)	($31,738,626)
Class NAV shares
Sold	14,794,453	$189,586,650	16,554,282	$193,250,956
Distributions reinvested	138,081	1,551,329	170,541	1,928,816
Repurchased	(41,701,413)	(487,897,254)	(11,389,363)	(127,449,781)
Net increase (decrease)	(26,768,879)	($296,759,275)	5,335,460	$67,729,991
Net increase (decrease)	(25,082,471)	($275,367,401)	2,486,137	$35,991,365

Capital Appreciation Value Fund	Year ended 8-31-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	129,111,325	$1,297,015,790	45,046,778	$455,312,471
Distributions reinvested	926,970	9,334,590	—	—
Repurchased	(443,491)	(4,922,790)	(646,372)	(6,321,226)
Net increase	129,594,804	$1,301,427,590	44,400,406	$448,991,245

1 Period from 1-6-11 (inception date) to 8-31-11.

Core Bond Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,805,005	$64,100,783	416,169	$5,512,680
Distributions reinvested	111,270	1,469,693	80,012	1,030,057
Repurchased	(428,227)	(5,727,138)	(409,410)	(5,392,836)
Net increase	4,488,048	$59,843,338	86,771	$1,149,901
Class NAV shares
Sold	4,692,219	$62,333,542	6,031,723	$80,700,388
Distributions reinvested	2,221,954	29,232,405	3,660,459	47,054,777
Repurchased	(7,853,272)	(105,386,491)	(8,806,389)	(114,353,169)
Net increase (decrease)	(939,099)	($13,820,544)	885,793	$13,401,996
Net increase	3,548,949	$46,022,794	972,564	$14,551,897

Core Diversified Growth & Income Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	588,457	$5,706,670	672,820	$6,498,796
Distributions reinvested	81,494	760,344	139,817	1,319,875
Repurchased	(476,563)	(4,719,689)	(363,621)	(3,513,030)
Net increase	193,388	$1,747,325	449,016	$4,305,641

Core Fundamental Holdings Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	278,755	$2,662,361	351,745	$3,404,376
Distributions reinvested	49,792	460,082	81,820	769,108
Repurchased	(99,446)	(941,412)	(454,460)	(4,415,216)
Net increase (decrease)	229,101	$2,181,031	(20,895)	($241,732)

Core Global Diversification Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	621,520	$5,706,031	793,450	$7,619,767
Distributions reinvested	106,308	934,452	147,286	1,380,073
Repurchased	(363,923)	(3,324,624)	(426,553)	(4,072,002)
Net increase	363,905	$3,315,859	514,183	$4,927,838

Emerging Markets Debt Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares
Sold	—	—	1,826	$19,623
Distributions reinvested	—	—	33	353
Repurchased	(1,859)	($19,976)	—	—
Net increase (decrease)	(1,859)	($19,976)	1,859	$19,976

432

FUND SHARE TRANSACTIONS, CONTINUED

Equity-Income Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,226,942	$17,668,892	8,212,694	$121,202,046
Distributions reinvested	255,203	3,537,110	173,999	2,465,568
Repurchased	(1,869,310)	(27,173,012)	(1,333,952)	(18,798,802)
Net increase (decrease)	(387,165)	($5,967,010)	7,052,741	$104,868,812
Class NAV shares
Sold	10,003,542	$148,320,422	13,782,227	$199,457,392
Distributions reinvested	1,066,236	14,767,373	1,197,536	16,945,130
Repurchased	(24,230,407)	(329,843,185)	(2,778,120)	(39,262,640)
Net increase (decrease)	(13,160,629)	($166,755,390)	12,201,643	$177,139,882
Net increase (decrease)	(13,547,794)	($172,722,400)	19,254,384	$282,008,694

Fundamental Global Franchise Fund	Period ended 8-31-12[1]
	Shares	Amount
Class A shares
Sold	10,000	$100,000
Net increase	10,000	$100,000
Class I shares
Sold	10,000	$100,000
Net increase	10,000	$100,000
Class NAV shares
Sold	35,159,824	$353,771,983
Net increase	35,159,824	$353,771,983
Net increase	35,179,824	$353,971,983

1 Period from 6-29-12 (inception date) to 8-31-12.

Fundamental Value Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,120,096	$63,323,333	5,558,896	$83,294,056
Distributions reinvested	749,176	10,765,657	1,148,820	17,266,770
Repurchased	(45,059,096)	(657,540,108)	(6,186,689)	(93,104,830)
Net increase (decrease)	(40,189,824)	($583,451,118)	521,027	$7,455,996

Global Bond Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,374,887	$17,459,457	1,660,912	$21,343,734
Distributions reinvested	638,367	7,647,632	349,844	4,180,633
Repurchased	(1,367,752)	(17,150,456)	(1,435,944)	(18,152,476)
Net increase	645,502	$7,956,633	574,812	$7,371,891
Class NAV shares
Sold	7,780,415	$96,377,184	10,574,238	$133,820,105
Distributions reinvested	5,496,049	65,677,790	3,792,215	45,203,206
Repurchased	(19,058,007)	(237,076,849)	(14,648,383)	(188,460,158)
Net decrease	(5,781,543)	($75,021,875)	(281,930)	($9,436,847)
Net increase (decrease)	(5,136,041)	($67,065,242)	292,882	($2,064,956)

Global Real Estate Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,651,232	$25,602,371	6,784,204	$51,005,994
Distributions reinvested	2,644,797	17,587,899	2,459,106	18,000,655
Repurchased	(10,963,221)	(82,705,255)	(8,528,383)	(65,593,346)
Net increase (decrease)	(4,667,192)	($39,514,985)	714,927	$3,413,303

Health Sciences Fund	Period ended 8-31-12[1]
	Shares	Amount
Class NAV shares
Sold	34,835,063	$370,516,479
Repurchased	(127,298)	(1,739,825)
Net increase	34,707,765	$368,776,654

1 Period from 9-30-11 (inception date) to 8-31-12.

Heritage Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	546,519	$4,102,908	2,004,192	$18,631,543
Distributions reinvested	5,351,899	35,804,204	759,965	7,044,879
Repurchased	(7,532,131)	(57,279,740)	(13,449,248)	(124,561,866)
Net decrease	(1,633,713)	($17,372,628)	(10,685,091)	($98,885,444)

433

FUND SHARE TRANSACTIONS, CONTINUED

High Income Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,398,880	$24,933,069	817,004	$6,961,463
Distributions reinvested	3,604,114	25,545,951	4,024,493	33,212,344
Repurchased	(781,044)	(5,691,053)	(22,807,494)	(194,612,484)
Net increase (decrease)	6,221,950	$44,787,967	(17,965,997)	($154,438,677)

High Yield Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,896,818	$43,424,037	30,919,424	$290,121,682
Distributions reinvested	3,159,371	27,154,130	1,335,377	12,135,482
Repurchased	(4,799,084)	(41,528,194)	(4,613,788)	(42,312,327)
Net increase	3,257,105	$29,049,973	27,641,013	$259,944,837
Class NAV shares
Sold	9,775,613	$85,071,263	1,740,540	$15,490,267
Distributions reinvested	6,043,442	51,604,785	6,877,366	61,627,078
Repurchased	(18,024,413)	(158,105,246)	(48,002,733)	(433,444,206)
Net decrease	(2,205,358)	($21,429,198)	(39,384,827)	($356,326,861)
Net increase (decrease)	1,051,747	$7,620,775	(11,743,814)	($96,382,024)

International Growth Opportunities Fund	Period ended 8-31-12[1]
	Shares	Amount
Class NAV shares
Sold	47,785,883	$477,772,958
Net increase	47,785,883	$477,772,958

1 Period from 7-19-12 (inception date) to 8-31-12.

International Growth Stock Fund	Year ended 8-31-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	14,989,248	$153,186,147	26,573,408	$284,245,393
Distributions reinvested	358,292	3,572,168	16,072	173,733
Repurchased	(2,279,439)	(22,992,649)	(389,657)	(4,271,134)
Net increase	13,068,101	$133,765,666	26,199,823	$280,147,992

1 Period from 9-16-10 (inception date) to 8-31-11.

International Opportunities Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	159,468	$1,987,702	387,187	$5,346,020
Distributions reinvested	—	—	153,928	2,151,913
Repurchased	(1,404,425)	(17,393,567)	(1,451,889)	(19,935,350)
Net decrease	(1,244,957)	($15,405,865)	(910,774)	($12,437,417)
Class NAV shares
Sold	—	—	3,051,634	$42,659,446
Distributions reinvested	—	—	1,069,166	14,979,019
Repurchased	(36,560,058)	($444,033,674)	(22,678,499)	(308,020,190)
Net decrease	(36,560,058)	($444,033,674)	(18,557,699)	($250,381,725)
Net decrease	(37,805,015)	($459,439,539)	(19,468,473)	($262,819,142)

International Small Cap Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	299,703	$4,293,383	832,929	$12,945,180
Distributions reinvested	144,046	1,866,834	78,553	1,254,483
Repurchased	(1,678,991)	(23,251,500)	(1,910,607)	(30,746,526)
Net decrease	(1,235,242)	($17,091,283)	(999,125)	($16,546,863)
Class NAV shares
Sold	5,781,987	$79,353,533	1,989,392	$30,575,170
Distributions reinvested	255,409	3,307,547	108,988	1,739,444
Repurchased	(866,874)	(12,358,986)	(961,316)	(15,731,844)
Net increase	5,170,522	$70,302,094	1,137,064	$16,582,770
Net increase	3,935,280	$53,210,811	137,939	$35,907

International Small Company Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	9,887,974	$73,136,076	3,910,694	$31,324,692
Distributions reinvested	532,043	3,734,939	406,072	3,439,425
Repurchased	(908,306)	(7,023,356)	(2,152,825)	(18,787,015)
Net increase	9,511,711	$69,847,659	2,163,941	$15,977,102

434

FUND SHARE TRANSACTIONS, CONTINUED

International Value Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	482,782	$6,163,488	532,478	$8,007,508
Distributions reinvested	651,205	7,970,743	330,562	4,779,922
Repurchased	(2,629,588)	(33,490,891)	(2,703,317)	(39,782,306)
Net decrease	(1,495,601)	($19,356,660)	(1,840,277)	($26,994,876)
Class NAV shares
Sold	26,521,336	$330,719,959	5,802,451	$84,795,574
Distributions reinvested	2,503,837	30,571,849	1,128,108	16,267,321
Repurchased	(8,467,242)	(106,711,500)	(12,244,068)	(177,655,528)
Net increase (decrease)	20,557,931	$254,580,308	(5,313,509)	($76,592,633)
Net increase (decrease)	19,062,330	$235,223,648	(7,153,786)	($103,587,509)

Investment Quality Bond Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,770,240	$22,612,872	885,489	$11,057,572
Distributions reinvested	172,139	2,184,021	209,482	2,564,925
Repurchased	(1,139,041)	(14,538,734)	(1,590,865)	(19,568,036)
Net increase (decrease)	803,338	$10,258,159	(495,894)	($5,945,539)
Class NAV shares
Sold	3,207,674	$40,942,012	10,002,392	$124,483,480
Distributions reinvested	884,788	11,211,041	1,092,195	13,345,283
Repurchased	(6,169,936)	(79,513,259)	(1,414,867)	(17,551,441)
Net increase (decrease)	(2,077,474)	($27,360,206)	9,679,720	$120,277,322
Net increase (decrease)	(1,274,136)	($17,102,047)	9,183,826	$114,331,783

Mid Cap Growth Index Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	521,728	$6,027,804	3,604,935	$43,996,016
Distributions reinvested	51,039	547,648	135	1,545
Repurchased	(673,376)	(7,647,138)	(400,457)	(4,742,130)
Net increase (decrease)	(100,609)	($1,071,686)	3,204,613	$39,255,431
Class NAV shares[1]
Sold	191,399	$2,111,941	597,164	$6,568,691
Distributions reinvested	82,212	882,131	10,553	120,519
Repurchased	(212,342)	(2,439,969)	(1,233,701)	(14,222,654)
Redemption-in-kind (Note 12)	(4,905,032)	(59,302,803)	—	—
Net decrease	(4,843,763)	($58,748,700)	(625,984)	($7,533,444)
Net increase (decrease)	(4,944,372)	($59,820,386)	2,578,629	$31,721,987

1 Class NAV shares were terminated on 4-16-12.

Mid Cap Stock Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	716,209	$12,460,465	2,448,791	$43,578,803
Distributions reinvested	967,160	14,613,784	—	—
Repurchased	(4,175,513)	(69,828,603)	(2,813,876)	(49,347,307)
Net decrease	(2,492,144)	($42,754,354)	(365,085)	($5,768,504)
Class NAV shares
Sold	9,329,945	$161,714,348	2,729,260	$46,705,250
Distributions reinvested	1,566,496	23,748,071	—	—
Repurchased	(2,921,764)	(51,399,934)	(9,261,871)	(169,431,571)
Net increase (decrease)	7,974,677	$134,062,485	(6,532,611)	($122,726,321)
Net increase (decrease)	5,482,533	$91,308,131	(6,897,696)	($128,494,825)

Mid Cap Value Equity Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	293,613	$2,601,782	1,165,842	$10,879,807
Distributions reinvested	1,134,727	9,645,182	107,520	1,067,672
Repurchased	(8,017,998)	(72,526,572)	(5,728,993)	(58,163,869)
Net decrease	(6,589,658)	($60,279,608)	(4,455,631)	($46,216,390)

435

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Value Index Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	346,212	$3,687,508	3,279,135	$36,228,548
Distributions reinvested	46,943	475,060	1,159	12,014
Repurchased	(455,803)	(4,790,708)	(334,933)	(3,539,287)
Net increase (decrease)	(62,648)	($628,140)	2,945,361	$32,701,275
Class NAV shares[1]
Sold	251,831	$2,708,123	701,510	$7,052,123
Distributions reinvested	89,000	899,785	60,911	631,652
Repurchased	(302,223)	(3,093,593)	(919,623)	(9,759,506)
Redemption-in-kind (Note 12)	(5,442,066)	(59,301,396)	—	—
Net decrease	(5,403,458)	($58,787,081)	(157,202)	($2,075,731)
Net increase (decrease)	(5,466,106)	($59,415,221)	2,788,159	$30,625,544

1 Class NAV shares were terminated on 4-16-2012.

Mid Value Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	14,373,049	$177,120,927	2,536,413	$36,217,395
Distributions reinvested	5,843,015	66,902,523	2,591,006	37,750,955
Repurchased	(2,338,449)	(29,346,110)	(6,948,813)	(105,323,707)
Net increase (decrease)	17,877,615	$214,677,340	(1,821,394)	($31,355,357)

Mutual Shares Fund	Year ended 8-31-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	5,458,223	$59,974,877	43,817,610	$458,347,421
Distributions reinvested	961,041	9,917,938	26,894	291,533
Repurchased	(17,079,700)	(180,017,020)	(464,545)	(4,999,913)
Net increase (decrease)	(10,660,436)	($110,124,205)	43,379,959	$453,639,041

1 Period from 9-16-10 (inception date) to 8-31-11.

Real Estate Equity Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,177,700	$19,048,205	5,243,132	$40,790,882
Distributions reinvested	338,483	2,778,944	522,275	3,995,406
Repurchased	(3,171,134)	(28,011,079)	(27,523,566)	(235,544,125)
Net decrease	(654,951)	($6,183,930)	(21,758,159)	($190,757,837)

Real Estate Securities Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,860,453	$69,531,260	5,113,215	$67,979,857
Distributions reinvested	2,170,390	28,410,411	550,116	6,909,456
Repurchased	(3,123,458)	(42,411,564)	(3,560,257)	(46,949,472)
Net increase	3,907,385	$55,530,107	2,103,074	$27,939,841

Real Return Bond Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,180,227	$54,282,826	2,606,465	$33,714,384
Distributions reinvested	954,820	12,048,352	636,600	7,973,574
Repurchased	(1,281,732)	(16,504,240)	(1,261,198)	(16,084,510)
Net increase	3,853,315	$49,826,938	1,981,867	$25,603,448
Class NAV shares
Sold	6,018,997	$76,315,877	5,724,805	$71,854,432
Distributions reinvested	3,696,725	46,112,449	5,196,836	64,499,015
Repurchased	(10,670,165)	(138,730,901)	(47,269,509)	(607,797,402)
Net decrease	(954,443)	($16,302,575)	(36,347,868)	($471,443,955)
Net increase (decrease)	2,898,872	$33,524,363	(34,366,001)	($445,840,507)

Redwood Fund	Period ended 8-31-12[1]
	Shares	Amount
Class NAV shares
Sold	40,054,904	$407,294,842
Distributions reinvested	99,970	1,042,681
Repurchased	(450,952)	(4,778,312)
Net increase	39,703,922	$403,559,211

1 Period from 9-29-11 (inception date) to 8-31-12.

436

FUND SHARE TRANSACTIONS, CONTINUED

Retirement Choices at 2010 Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	9,124	$100,000	—	—
Net increase	9,124	$100,000	—	—
Class 1 shares
Sold	15,297,304	$167,047,942	6,719,994	$70,273,630
Distributions reinvested	133,662	1,436,871	4,895	49,738
Repurchased	(2,643,951)	(28,909,157)	(1,907,551)	(20,011,313)
Net increase	12,787,015	$139,575,656	4,817,338	$50,312,055
Net increase	12,796,139	$139,675,656	4,817,338	$50,312,055

1 The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2015 Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	9,066	$100,000	—	—
Net increase	9,066	$100,000	—	—
Class 1 shares
Sold	20,885,149	$227,835,408	7,081,439	$74,812,605
Distributions reinvested	170,403	1,825,013	7,058	72,197
Repurchased	(1,614,123)	(17,575,187)	(531,189)	(5,603,171)
Net increase	19,441,429	$212,085,234	6,557,308	$69,281,631
Net increase	19,450,495	$212,185,234	6,557,308	$69,281,631

1 The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2020 Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	8,985	$100,000	—	—
Net increase	8,985	$100,000	—	—
Class 1 shares
Sold	31,014,746	$337,274,325	10,275,766	$109,250,358
Distributions reinvested	256,367	2,709,802	7,967	81,983
Repurchased	(1,507,059)	(16,426,492)	(373,482)	(3,936,914)
Net increase	29,764,054	$323,557,635	9,910,251	$105,395,427
Net increase	29,773,039	$323,657,635	9,910,251	$105,395,427

1 The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2025 Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	8,945	$100,000	—	—
Net increase	8,945	$100,000	—	—
Class 1 shares
Sold	34,947,874	$376,745,987	12,275,882	$130,787,651
Distributions reinvested	316,642	3,302,580	12,725	131,706
Repurchased	(1,030,687)	(10,999,224)	(512,927)	(5,442,978)
Net increase	34,233,829	$369,049,343	11,775,680	$125,476,379
Net increase	34,242,774	$369,149,343	11,775,680	$125,476,379

1 The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2030 Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	8,921	$100,000	—	—
Net increase	8,921	$100,000	—	—
Class 1 shares
Sold	29,692,009	$319,282,670	9,069,567	$97,041,459
Distributions reinvested	244,401	2,527,101	8,185	85,040
Repurchased	(350,935)	(3,748,811)	(253,430)	(2,750,286)
Net increase	29,585,475	$318,060,960	8,824,322	$94,376,213
Net increase	29,594,396	$318,160,960	8,824,322	$94,376,213

1 The inception date for Class R4 shares is 5-1-12.

437

FUND SHARE TRANSACTIONS, CONTINUED

Retirement Choices at 2035 Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	8,905	$100,000	—	—
Net increase	8,905	$100,000	—	—
Class 1 shares
Sold	23,521,707	$252,721,967	7,523,021	$80,496,939
Distributions reinvested	193,033	1,986,306	6,663	69,359
Repurchased	(354,987)	(3,795,229)	(273,624)	(2,936,775)
Net increase	23,359,753	$250,913,044	7,256,060	$77,629,523
Net increase	23,368,658	$251,013,044	7,256,060	$77,629,523

1 The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2040 Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	8,905	$100,000	—	—
Net increase	8,905	$100,000	—	—
Class 1 shares
Sold	15,287,873	$163,397,428	4,982,264	$53,326,746
Distributions reinvested	135,442	1,389,640	3,072	32,013
Repurchased	(84,369)	(894,195)	(165,379)	(1,791,988)
Net increase	15,338,946	$163,892,873	4,819,957	$51,566,771
Net increase	15,347,851	$163,992,873	4,819,957	$51,566,771

1 The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2045 Portfolio	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	8,905	$100,000	—	—
Net increase	8,905	$100,000	—	—
Class 1 shares
Sold	10,667,466	$114,437,637	4,336,101	$46,612,629
Distributions reinvested	106,183	1,089,439	2,470	25,762
Repurchased	(37,471)	(389,919)	(73,289)	(758,879)
Net increase	10,736,178	$115,137,157	4,265,282	$45,879,512
Net increase	10,745,083	$115,237,157	4,265,282	$45,879,512

1 The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2050 Portfolio	Year ended 8-31-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class R4 shares[2]
Sold	10,000	$100,000	—	—
Net increase	10,000	$100,000	—	—
Class 1 shares
Sold	7,525,771	$72,055,092	1,158,738	$10,963,973
Distributions reinvested	39,968	364,911	—	—
Repurchased	(96,230)	(911,778)	(364)	(3,113)
Net increase	7,469,509	$71,508,225	1,158,374	$10,960,860
Net increase	7,479,509	$71,608,225	1,158,374	$10,960,860

1 Period from 4-29-11 (inception date) to 8-31-11.

2 The inception date for Class R4 shares is 5-1-12.

Short Term Government Income Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,092,249	$71,329,191	1,356,332	$13,674,136
Distributions reinvested	300,659	3,018,767	413,674	4,151,991
Repurchased	(2,413,514)	(24,270,139)	(1,276,600)	(13,050,760)
Net increase	4,979,394	$50,077,819	493,406	$4,775,367

Small Cap Growth Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,127,123	$9,617,395	1,613,984	$16,993,202
Distributions reinvested	4,479,279	33,773,765	1,622,571	16,923,419
Repurchased	(4,463,944)	(38,067,082)	(5,008,460)	(56,611,362)
Net increase (decrease)	1,142,458	$5,324,078	(1,771,905)	($22,694,741)

438

FUND SHARE TRANSACTIONS, CONTINUED

Small Cap Opportunities Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	106,327	$2,247,959	696,285	$14,962,703
Distributions reinvested	6,543	136,492	—	—
Repurchased	(609,808)	(12,981,639)	(758,828)	(15,876,986)
Net decrease	(496,938)	($10,597,188)	(62,543)	($914,283)
Class NAV shares
Sold	258,798	$5,343,887	286,207	$6,283,498
Distributions reinvested	13,180	273,751	—	—
Repurchased	(513,335)	(10,921,144)	(2,121,606)	(46,221,153)
Net decrease	(241,357)	($5,303,506)	(1,835,399)	($39,937,655)
Net decrease	(738,295)	($15,900,694)	(1,897,942)	($40,851,938)

Small Cap Value Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	404,301	$6,268,191	584,227	$9,481,583
Distributions reinvested	708,673	10,984,426	427,231	7,092,034
Repurchased	(2,923,714)	(47,518,329)	(1,164,580)	(19,480,580)
Net decrease	(1,810,740)	($30,265,712)	(153,122)	($2,906,963)

Small Company Growth Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	290,137	$3,978,228	430,500	$5,775,400
Repurchased	(1,537,754)	(21,947,946)	(3,094,520)	(43,783,006)
Net decrease	(1,247,617)	($17,969,718)	(2,664,020)	($38,007,606)

Small Company Value Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	224,024	$5,856,858	395,229	$10,012,371
Distributions reinvested	37,288	948,971	23,983	620,915
Repurchased	(856,698)	(22,323,612)	(630,448)	(15,964,970)
Net decrease	(595,386)	($15,517,783)	(211,236)	($5,331,684)
Class NAV shares
Sold	549,975	$13,888,617	983,186	$25,012,813
Distributions reinvested	75,147	1,910,239	62,508	1,616,452
Repurchased	(1,724,283)	(45,251,851)	(4,493,797)	(117,884,071)
Net decrease	(1,099,161)	($29,452,995)	(3,448,103)	($91,254,806)
Net decrease	(1,694,547)	($44,970,778)	(3,659,339)	($96,586,490)

Smaller Company Growth Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	36,352	$346,555	274,008	$3,223,874
Distributions reinvested	3,100,914	25,396,482	2,563,832	29,330,242
Repurchased	(2,597,692)	(22,833,040)	(3,247,921)	(39,720,554)
Net increase (decrease)	539,574	$2,909,997	(410,081)	($7,166,438)

Spectrum Income Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,785,652	$83,831,808	16,217,167	$173,610,676
Distributions reinvested	4,738,870	49,987,872	4,563,877	48,463,287
Repurchased	(9,713,078)	(104,621,464)	(7,334,383)	(79,188,318)
Net increase	2,811,444	$29,198,216	13,446,661	$142,885,645

Strategic Equity Allocation Fund	Period ended 8-31-12[1]
	Shares	Amount
Class NAV shares
Sold	45,761,702	$450,565,131
Issued in reorganization (Note X)	261,346,371	2,613,463,712
Repurchased	(120,244)	(1,208,341)
Net increase	306,987,829	$3,062,820,502

1 Period from 4-13-12 (inception date) to 8-31-12.

439

FUND SHARE TRANSACTIONS, CONTINUED

Total Return Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,564,198	$50,710,207	3,895,812	$56,122,810
Distributions reinvested	792,934	10,949,134	2,154,293	30,160,110
Repurchased	(2,194,804)	(30,890,128)	(3,523,116)	(50,100,828)
Net increase	2,162,328	$30,769,213	2,526,989	$36,182,092
Class NAV shares
Sold	19,193,731	$269,208,868	31,231,690	$442,493,425
Distributions reinvested	4,282,677	58,928,321	11,931,660	166,341,143
Repurchased	(21,193,786)	(302,018,622)	(28,785,603)	(405,001,909)
Net increase	2,282,622	$26,118,567	14,377,747	$203,832,659
Net increase	4,444,950	$56,887,780	16,904,736	$240,014,751

U.S. High Yield Bond Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,404,812	$30,093,929	1,863,890	$23,958,522
Distributions reinvested	539,264	6,608,215	364,125	4,622,296
Repurchased	(918,578)	(11,432,089)	(987,063)	(12,674,121)
Net increase	2,025,498	$25,270,055	1,240,952	$15,906,697
Class NAV shares
Sold	7,241,411	$90,433,861	1,164,540	$14,828,004
Distributions reinvested	3,568,047	43,684,679	3,525,623	44,697,150
Repurchased	(3,530,184)	(44,077,251)	(23,194,202)	(296,659,249)
Net increase (decrease)	7,279,274	$90,041,289	(18,504,039)	($237,134,095)
Net increase (decrease)	9,304,772	$115,311,344	(17,263,087)	($221,227,398)

Value Fund	Year ended 8-31-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	331,012	$3,177,315	1,285,480	$12,349,733
Distributions reinvested	1,756,453	15,737,822	1,181,914	11,653,671
Repurchased	(4,681,337)	(45,334,019)	(2,293,072)	(23,494,324)
Net increase (decrease)	(2,593,872)	($26,418,882)	174,322	$509,080

Affiliates of the Trust owned shares of beneficial interest of the following Funds on August 31, 2012:

Fund	Class	% by Class
Emerging Markets Debt Fund	A	100%
Emerging Markets Debt Fund	I	100%
Fundamental Global Franchise Fund	A	100%
Fundamental Global Franchise Fund	I	100%
Retirement Choices at 2010 Portfolio	R4	100%
Retirement Choices at 2015 Portfolio	R4	100%
Retirement Choices at 2020 Portfolio	R4	100%
Retirement Choices at 2025 Portfolio	R4	100%
Retirement Choices at 2030 Portfolio	R4	100%
Retirement Choices at 2035 Portfolio	R4	100%
Retirement Choices at 2040 Portfolio	R4	100%
Retirement Choices at 2045 Portfolio	R4	100%
Retirement Choices at 2050 Portfolio	R4	100%

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the year ended August 31, 2012. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the year ended August 31, 2012.

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Active Bond Fund	$573,966,427	$916,040,751	$552,682,045	$628,505,905
All Cap Core Fund	—	1,632,479,966	—	1,770,592,695
All Cap Value Fund	—	724,961,030	—	671,817,784
Alpha Opportunities Fund	—	1,910,988,866	—	2,317,205,832
Blue Chip Growth Fund	—	570,416,783	—	1,092,367,645
Capital Appreciation Fund	—	897,029,251	—	1,127,832,076
Capital Appreciation Value Fund	—	1,998,338,346	—	967,341,491
Core Bond Fund	1,511,238,639	926,281,611	1,463,792,713	913,358,593
Core Diversified Growth & Income Portfolio	—	19,837,686	—	18,159,802
Core Fundamental Holdings Portfolio	—	8,740,198	—	6,708,517
Core Global Diversification Portfolio	—	20,012,502	—	16,861,306
Emerging Markets Debt Fund	701,602	26,865,353	703,820	27,754,339
Equity-Income Fund	—	285,355,307	—	469,691,836
Fundamental Global Franchise Fund	—	358,410,479	—	6,008,282
Fundamental Value Fund	—	170,518,816	—	744,524,619

440

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Global Bond Fund	$181,552,807	$946,770,885	$138,447,668	$987,697,677
Global Real Estate Fund	—	477,058,370	—	520,556,681
Health Sciences Fund	—	436,442,116	—	79,527,558
Heritage Fund	—	126,601,968	—	181,026,990
High Income Fund	—	279,869,026	—	240,223,939
High Yield Fund	—	673,002,900	—	670,033,751
International Growth Opportunities Fund	—	477,221,236	—	6,408,366
International Growth Stock Fund	—	204,930,653	—	93,754,465
International Opportunities Fund	—	240,947,495	—	685,238,385
International Small Cap Fund	—	119,088,282	—	73,592,058
International Small Company Fund	—	88,058,274	—	17,611,553
International Value Fund	—	465,643,481	—	252,255,206
Investment Quality Bond Fund	151,743,451	151,060,107	195,224,345	122,604,739
Mid Cap Growth Index Fund	—	21,257,089	—	80,642,326
Mid Cap Stock Fund	—	1,117,583,712	—	1,043,646,824
Mid Cap Value Equity Fund	—	62,225,119	—	128,427,474
Mid Cap Value Index Fund	—	21,167,639	—	79,608,985
Mid Value Fund	—	361,980,626	—	224,622,437
Mutual Shares Fund	—	153,178,049	—	269,742,276
Real Estate Equity Fund	—	25,840,976	—	31,789,922
Real Estate Securities Fund	—	484,152,096	—	443,675,957
Real Return Bond Fund	1,671,104,818	83,935,032	1,703,571,466	227,842,486
Redwood Fund	—	673,970,733	—	338,284,803
Retirement Choices at 2010 Portfolio	—	313,635,200	—	174,979,103
Retirement Choices at 2015 Portfolio	—	442,981,890	—	229,577,838
Retirement Choices at 2020 Portfolio	—	649,308,288	—	324,910,028
Retirement Choices at 2025 Portfolio	—	740,357,796	—	370,853,984
Retirement Choices at 2030 Portfolio	—	612,434,721	—	294,139,746
Retirement Choices at 2035 Portfolio	—	493,217,008	—	243,178,408
Retirement Choices at 2040 Portfolio	—	324,040,449	—	159,642,265
Retirement Choices at 2045 Portfolio	—	237,133,228	—	121,539,695
Retirement Choices at 2050 Portfolio	—	128,777,027	—	56,884,519
Short Term Government Income Fund	13,568,095	150,666,651	21,318,851	96,124,998
Small Cap Growth Fund	—	217,665,029	—	246,881,054
Small Cap Opportunities Fund	—	45,143,725	—	58,550,577
Small Cap Value Fund	—	25,249,227	—	70,349,695
Small Company Growth Fund	—	34,835,399	—	50,927,867
Small Company Value Fund	—	20,928,144	—	66,430,227
Smaller Company Growth Fund	—	88,308,164	—	111,089,180
Spectrum Income Fund	88,984,030	639,216,774	58,588,996	642,637,630
Strategic Equity Allocation Fund	—	3,076,318,450	—	153,367,224
Total Return Fund	3,956,881,153	1,740,403,903	3,852,454,771	1,887,541,002
U.S. High Yield Bond Fund	—	311,238,166	—	217,062,264
Value Fund	—	32,056,201	—	73,552,540

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the Funds are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the Funds’ net assets. For the year ended August 31, 2012, the following Funds had an affiliate ownership concentration of 5% or more of their net assets:

FUND		FUND
Active Bond Fund	96.0%	Heritage Fund	100.0%
All Cap Core Fund	100.0%	High Income Fund	98.9%
All Cap Value Fund	87.4%	High Yield Fund	60.7%
Alpha Opportunities Fund	100.0%	International Growth Opportunities Fund	57.5%
Blue Chip Growth Fund	72.0%	International Growth Stock Fund	100.0%
Capital Appreciation Fund	66.6%	International Opportunities Fund	52.7%
Capital Appreciation Value Fund	99.8%	International Small Cap Fund	71.8%
Core Bond Fund	88.0%	International Small Company Fund	100.0%
Equity-Income Fund	81.4%	International Value Fund	71.4%
Fundamental Global Franchise Fund	100.0%	Investment Quality Bond Fund	81.1%
Fundamental Value Fund	93.2%	Mid Cap Stock Fund	68.8%
Global Bond Fund	87.7%	Mid Cap Value Equity Fund	100.0%
Global Real Estate Fund	99.5%	Mid Value Fund	100.0%
Health Sciences Fund	100.0%	Mutual Shares Fund	100.0%

441

INVESTMENT BY AFFILIATED FUNDS, CONTINUED

FUND		FUND
Real Estate Equity Fund	100.0%	Small Company Value Fund	66.2%
Real Return Bond Fund	74.8%	Smaller Company Growth Fund	100.0%
Redwood Fund	99.5%	Spectrum Income Fund	100.0%
Short Term Government Income Fund	100.0%	Strategic Equity Allocation Fund	100.0%
Small Cap Growth Fund	100.0%	Total Return Fund	64.5%
Small Cap Opportunities Fund	65.1%	U.S. High Yield Bond Fund	85.5%
Small Cap Value Fund	100.0%	Value Fund	100.0%
Small Company Growth Fund	100.0%

9. INVESTMENTS IN AFFILIATED UNDERLYING FUNDS Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and the Retirement Choices Portfolios invest in affiliated underlying funds that are managed by the Adviser and its affiliates. The Funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Funds’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2012, the following Funds held 5% or more of an underlying fund’s net assets:

		Percentage
		of Underlying
Fund	Affiliated Class NAV	Fund’s Net Assets
Retirement Choices at 2025 Portfolio	Strategic Equity Allocation Fund	8.1%
Retirement Choices at 2030 Portfolio	Strategic Equity Allocation Fund	8.2%
Retirement Choices at 2035 Portfolio	Strategic Equity Allocation Fund	7.1%

10. DIRECT PLACEMENT SECURITIES The Funds may hold direct placement securities which are restricted as to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at August 31, 2012.

						Value as a
		Original		Beginning	Ending	percentage
		Acquisition	Acquisition	share	share	of Fund’s	Value as
Fund	Issuer, Description	date	cost	amount	amount	net assets	of 8-31-12
Health Sciences Fund	AP Pharma, Inc.	7/26/2012	$610,628	—	1,163,100	0.16%	$783,641
	Bought: 1,163,100 shares
	Castlight Health, Inc., preferred security	4/26/2012	$357,884	—	59,286	0.08%	$357,884
	Bought: 59,286 shares
	Puma Biotechnology warrants	10/4/2011	—	1	1	0.00%	—
	Bought: 0
High Income Fund	Talmer Bank & Trust Company	4/30/10	$1,675,002	279,167	279,167	0.52%	$2,129,106
	Bought: 0

11. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Funds’ transactions in the securities of these issuers during the year ended August 31, 2012, is set forth below:

		Beginning	Ending	Realized	Interest	Value as
Fund	Affiliate	share amount	share amount	gain (loss)	income	of 8-31-12
High Income Fund	Greektown Superholdings, Inc., common stock
	Bought: none Sold: none	7,894	7,894	—	—	$399,673
	Greektown Superholdings, Inc.,
	Series A preferred security
	Bought: none Sold: none	168,490	168,490	—	—	$11,924,037
	Greektown Superholdings, Inc. 13.0%, 07/01/2015
	Bought: none Sold: 750,000	2,054,000	1,304,000	$61,976	$214,107	$1,408,320

12. REDEMPTIONS-IN-KIND On April 16, 2012, the following Funds recorded in-kind redemptions of portfolio securities. The redeeming shareholders were fund of funds that are series of the Trust. Each redeeming shareholder received a pro rata share of the securities held by each respective portfolio in the Trust. The redemptions in-kind were effected in connection with the simultaneous subscriptions in-kind of these securities by the Strategic Equity Allocation Fund, a series of the Trust. The Funds affected by this transaction were Mid Cap Growth Index Fund and Mid Cap Value Index Fund. This transaction is a non-taxable event. Below is a summary of the market value of securities and cash redeemed and realized gains generated by the Funds relating to the transaction.

Fund	Market Value of Securities Redeemed	Realized Gain
Mid Cap Growth Index Fund	$59,302,803	$4,757,122
Mid Cap Value Index Fund	59,301,396	320,464

13. FUND LIQUIDATIONS AND REDEMPTION Effective March 29, 2012, Value & Restructuring Fund, Global Agribusiness Fund and Global Infrastructure Fund were liquidated.

Effective April 13, 2012, Index 500 Fund, International Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund were liquidated. In addition, Mid Cap Growth Index Fund and Mid Cap Value Index Fund redeemed approximately 60% of each Fund’s assets.

Effective May 17, 2012, Total Bond Market Fund was liquidated. On June 28, 2012, the Board approved a plan of liquidation for International Opportunities Fund. The liquidation is expected to occur on or about November 2, 2012.

442

14. OTHER MATTER On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the Official Committee) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds as constructively fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is captioned Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 7, 2012, the Court issued a Master Case Order in the MDL Proceeding. This order established a briefing schedule for motions to dismiss in the Tribune LBO-related lawsuits alleging state law constructive fraudulent conveyance claims (the “SCLFC actions”); no schedule has yet been established in the FitzSimons action. The Court also ordered that the plaintiffs’ deadline to serve summonses and complaints is extended through January 15, 2013. Finally, the Court ordered that merits discovery will be stayed until further order of the Court.

The potential amounts sought to be recovered from the Equity-Income Fund and the Spectrum Income Fund are unknown, but they include approximately $11,971,400 and $2,091,000, respectively, representing the proceeds that the Funds received in the leveraged buy-out, plus an unknown amount of interest and the Official Committee’s attorneys’ fees and expenses. The Funds cannot predict the outcome of this proceeding. The Funds are currently assessing the case and have not yet determined the effect, if any, on the Funds’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have an adverse effect on each Fund’s net asset value.

443

John Hancock Funds II

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (identified in Note 5) which are part of John Hancock Funds II (the “Trust”) at August 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included con-firmation of securities at August 31, 2012 by correspondence with the custodian, transfer agents, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2012

444

John Hancock Funds II

Federal Tax Information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2012.

Dividend Received Deduction The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.

Qualified Dividend Income The Funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

LONG TERM CAPITAL GAINS The Funds below paid the following amounts in capital gain dividends.

Fund	Capital Gains
Active Bond Fund	$7,383,348
All Cap Value Fund	25,994,687
Alpha Opportunities Fund	31,165,937
Core Bond Fund	3,664,069
Core Diversified Growth & Income Portfolio	52,985
Core Fundamental Holdings Portfolio	59,889
Core Global Diversification Portfolio	118,481
Emerging Markets Debt Fund	188,081
Heritage Fund	25,697,671
Investment Quality Bond Fund	142,484
Mid Cap Growth Index Fund	1,354,379
Mid Cap Stock Fund	38,361,855
Mid Cap Value Equity Fund	8,458,566
Mid Value Fund	45,836,272
Mutual Shares Fund	93,494
Real Estate Securities Fund	23,022,303
Real Return Bond Fund	14,487,783
Retirement Choices at 2010 Portfolio	20,681
Retirement Choices at 2015 Portfolio	10,275
Retirement Choices at 2020 Portfolio	16,575
Retirement Choices at 2025 Portfolio	21,670
Retirement Choices at 2030 Portfolio	14,595
Retirement Choices at 2035 Portfolio	11,707
Retirement Choices at 2040 Portfolio	90
Retirement Choices at 2045 Portfolio	3,987
Small Cap Growth Fund	15,210,514
Small Cap Value Fund	7,689,930
Smaller Company Growth Fund	20,871,469
Total Return Fund	9,586,548
U.S. High Yield Bond Fund	8,094,488
Value Fund	10,111,119

FOREIGN TAX CREDITS The Funds below have the following amounts as foreign tax credits, which represent taxes paid on income derived from foreign sources.

Fund	Foreign Sourced Income	Foreign Tax Credit
Core Global Diversification Portfolio	$274,736	$27,130
International Growth Stock Fund	8,609,839	669,974
International Opportunities Fund	5,186,149	447,444
International Small Cap Fund	7,959,663	631,947
International Small Company Fund	5,541,379	377,228
International Value Fund	41,394,888	3,899,908

445

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Funds II (the “Trust”) except those noted below.

At in-person meetings held on May 24-25, 2012, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds (with the exception of the Subadvisory Agreement with Marsico Capital Management, LLC on behalf of the JHF II International Opportunities Fund, which was approved for a period of six months following such meeting).

The Advisory Agreement and Subadvisory Agreements for the following Funds were not considered for renewal at such time because each of these Funds recently commenced operations:

Health Sciences Fund
Redwood Fund
Strategic Equity Allocation Fund

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2) the investment performance of the Funds and their Sub-Advisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the Sub-Advisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain Sub-Advisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 24-25, 2012, the Board, including all of the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and sub-advisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in

446

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of JHIMS and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized JHIMS’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the funds of funds, money market funds and index funds of the Trust and John Han-cock Variable Insurance Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and

(ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to ben-efit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profit-ability of JHIMS’s relationship with each Fund and whether JHIMS has the finan-cial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the Funds, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(f) noted that the subadvisory fees for the Funds are paid by JHIMS and are negotiated at arms’ length with respect to the unaffiliated Sub-Advisers; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/ subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other

447

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, in the case of the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, and each Retirement Choices 2010-2050 Portfolio (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1) information relating to each Sub-Adviser’s business, including current subad-visory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information prepared by an independent third party of mutual fund data; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated Sub-Advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are (i) competitive and within the range of industry norms and (ii) are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subad-visory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

***

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and each of the Subadvisory Agreements for an additional one-year period (with the exception of the Subadvisory agreement with Marsico Capital Management, LLC on behalf of the JHF II International Opportunities Fund, which was approved for an additional six-month period).

448

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other
(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Active Bond (Declaration	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
Management & Research LLC)	underperformed for the one-year	are lower than the peer group	management’s discussion of the
	period and outperformed for the	median.	Fund’s performance, including
(John Hancock Asset Management)
	three- and five-year periods.		the long-term performance of the
Net management fees for this
Fund.
	Lipper Category – The Fund	Fund are higher than the peer
	underperformed for the one-year	group median.	The Board also took into account
	period and outperformed for the		the peer group in which the
Total expenses for this Fund are
	three- and five-year periods.		Fund was placed and the unique
equal to the peer group median.
composition of the Fund’s
investment portfolio relative to
the peer group.

The Board took into account
management’s discussion of
Fund’s expenses, including
advisory/subadvisory fee
structure.

JHF II All Cap Core	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	underperformed for the one-,	are lower than the peer group	management’s discussion of the
(QS Investors Inc.)
	three- and five-year periods.	median.	factors that contributed to the
Fund’s performance, including
	Lipper Category – The Fund	Net management fees for this
the subadviser’s quantitative
	outperformed for the one-year	Fund are higher than the peer
investment style and current
	period and underperformed for	group median.
market conditions, as well as the
the three- and five-year periods.
		Total expenses for this Fund are	Fund’s overall performance
		lower than the peer group	record since the current
		median.	subadviser began managing the
Fund.

The Board also noted the Fund’s
more recent improved
performance relative to the
category.

The Board took into account
management’s discussion of
Fund’s expenses, including
advisory/subadvisory fee
structure.

JHF II All Cap Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	underperformed for the one- and	are lower than the peer group	management’s discussion of the
(Lord, Abbett & Co.)
	three-year periods, and	median.	Fund’s performance, noting the
	outperformed for the five-year		Fund’s long-term outperformance
Net management fees for this
	period.		relative to the index and peer
Fund are higher than the peer
group average.
	Lipper Category – The Fund	group median.
underperformed for the one- and
Total expenses for this Fund are
three-year periods, and
lower than the peer group
outperformed for the five-year
median.
period.

449

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other
(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Alpha Opportunities	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that the Fund
	underperformed for the one-year	are higher than the peer group	has outperformed the benchmark
(Wellington Management Company,
	period and underperformed for	median.	index and peer group average
LLP)
	the three-year period		since inception in October 2008.
Net management fees for this
	Lipper Category – The Fund	Fund are higher than the peer	The Board took into account
	underperformed for the one-year	group median.	management’s discussion of the
	period and outperformed for the		Fund’s expenses, including the
Total expenses for this Fund are
	three-year period.		advisory/subadvisory fee
modestly higher than the peer
structure.
group median.
The Board also noted that the
limited availability of sleeve
strategies resulted in higher
subadvisory fees.

JHF II Blue Chip Growth	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	outperformed for the one-, three-	are higher than the peer group	management’s discussion of the
(T. Rowe Price Associates, Inc.)
	and five-year periods.	median.	Fund’s expenses, including the
advisory/subadvisory fee
	Lipper Category – The Fund	Net management fees for this
structure and the voluntary fee
	outperformed for the one-, three-	Fund are higher than the peer
waiver which reduces certain
	and five-year periods.	group median.
expenses of the Fund.
Total expenses for this Fund are
higher than the peer group
median.

JHF II Capital Appreciation	Benchmark Index – The Fund	Subadvisory fees for this Trust	The Board took into account
	outperformed for the one- and	are lower than the peer group	management’s discussion of
(Jennison Associates LLC)
	five-year periods and	median.	Fund’s expenses, including
	underperformed for the three-		advisory/subadvisory fee
Net management fees for this
	year period.		structure.
Fund are higher than the peer
	Lipper Category – The Fund	group median.
outperformed for the one-, three-
Total expenses for this Fund are
and five-year periods.
higher than the peer group
median.

JHF II Capital Appreciation Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted that the Fund
	underperformed for the one-year	are higher than the peer group	commenced operations on
(T. Rowe Price Associates, Inc.)
	period.	median.	January 5, 2011.

	Lipper Category – The Fund	Net management fees for this	The Board took into account
	outperformed for the one-year	Fund are higher than the peer	management’s discussion of the
	period.	group median.	Fund’s performance.

		Total expenses for this Fund are	The Board took into account
		lower than the peer group	management’s discussion of the
		median.	Fund’s expenses, including the
advisory/subadvisory fee
structure and the voluntary fee
waiver which reduces certain
expenses of the Fund.

450

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Core Bond	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	outperformed for the one-, three-	are lower than the peer group	management’s discussion of the
(Wells Capital Management
	and five-year periods.	median.	Fund’s performance, including its
Incorporated)
overall performance relative to its
	Lipper Category – The Fund	Net management fees for this
benchmark and peer group.
	outperformed for the one- and	Fund are higher than the peer

	five-year periods,	group median.	The Board took into account

	underperformed for the three-		management’s discussion of the
Total expenses for this Fund are
	year period.		Fund’s expenses, including the
higher than the peer group
advisory/subadvisory fee
median.
structure.

JHF II Core Diversified Growth &	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board took into account

Income	underperformed for the one- and	group.	management’s discussion of the

	three-year periods.		Fund’s performance. The Board
(John Hancock Asset Management)		Net management fees for this
noted that the Fund is subject to
	Lipper Peer Group – The Fund	Fund are lower than the peer
a voluntary fee waiver that
	outperformed for the one- and	group median.
reduces certain expenses of the
three-year periods.
		Total expenses for this Fund are	Fund.

lower than the peer group

median.

JHF II Core Fundamental Holdings	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board took into account

	underperformed for the one- and	group.	management’s discussion of the
(John Hancock Asset Management)
	three-year periods.		Fund’s performance.
Net management fees: Limited

	Lipper Peer Group – The Fund	Peer Group

outperformed for the one- and
Total expenses for this Fund are
three-year periods.
lower than the peer group

median.

JHF II Core Global Diversification	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board took into account

	underperformed for the one-year	group.	management’s discussion of the
(John Hancock Asset Management)
	period and outperformed for the		Fund’s performance.
Net management fees for this
three-year period.
Fund are lower than the peer

	Lipper Peer Group – The Fund	group median.

underperformed for the one- and
Total expenses for this Fund are
three-year periods.
lower than the peer group

median.

JHF II Emerging Markets Debt	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-year	are lower than the peer group	management’s discussion of the
(John Hancock Asset Management)
	period.	median.	Fund’s performance and noted

that the Fund had less than three
	Lipper Category – The Fund	Net management fees for this
years performance.
	underperformed for the one-year	Fund are lower than the peer

	period.	group median.

Total expenses for this Fund are

higher than the peer group

median.

451

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other
(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Equity Income	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	underperformed for the one-year	are equal to the peer group	management’s discussion of the
(T. Rowe Price Associates, Inc.)
	period and outperformed for the	median.	Fund’s expenses, including the
	three- and five-year periods.		advisory/subadvisory fee
Net management fees for this
structure and noted that the
	Lipper Category – The Fund	Fund are higher than the peer
Fund is subject to a voluntary
	underperformed for the one-year	group median.
fee waiver which reduces certain
period, outperformed for the
		Total expenses for this Fund are	expenses of the Fund.
three-year period, and
higher than the peer group
	underperformed for the five-year		The Board took into account
median.
	period.		management’s discussion of the
differences between the
investment policies of the Fund
and those of its peer group.

JHF II Fundamental Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	underperformed for the one-,	are lower than the peer group	management’s discussion of the
(Davis Selected Advisors, L.P.)
	three- and five-year periods.	median.	factors that contributed to the
Fund’s performance, including
	Lipper Category – The Fund	Net management fees for this
the subadviser’s investment style
	underperformed for the one- and	Fund are higher than the peer
and market conditions.
	five-year periods and	group median.
	outperformed for the three-year		The Board noted that the Fund
Total expenses for this Fund are
	period.		outperformed its peer group for
equal to the peer group median.
the three-year period.

The Board also noted the
favorable longer-term
performance of the comparably
managed retail fund.

The Board noted that the Fund’s
performance is being closely
monitored.

The Board took into account
management’s discussion of the
advisory/subadvisory fee
structure and also noted that
management fee reductions,
which are not reflected in the fee
and expense reporting, were put
in place in the period after the
reports were generated.

JHF II Global Bond	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
	outperformed for the one-, three-	are lower than the peer group	management’s discussion of the
(Pacific Investment Management
	and five-year periods.	median.	Trust’s expenses, including the
Company)
advisory/subadvisory fee
	Lipper Category – The Fund	Net management fees for this
structure.
	outperformed for the one-, three-	Fund are higher than the peer
	and five-year periods.	group median.

Total expenses for this Fund are
higher than the peer group
median.

452

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Global Real Estate	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-,	are higher than the peer group	management’s discussion of the
(Deutsche Asset Management, Inc.)
	three- and five-year periods.	median.	Fund’s performance, including

the impact of market conditions,
	Lipper Category – The Fund	Net management fees for this
and any actions taken to address
	underperformed for the one-,	Fund are higher than the peer
the Fund’s performance including
	three- and five-year periods.	group median.
changes to DeAM’s investment

		Total expenses for this Fund are	process.

higher than the peer group
The Board took into account
median.
management’s discussion of the

Fund’s expenses, including the

advisory/subadvisory fee

structure.

JHF II Heritage	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund

	underperformed for the one-,	group.	changed its investment style and
(American Century Investment
	three-, and five-year periods.		portfolio managers in May 2010
Management, Inc.)		Net management fees for this
and that performance has
	Lipper Peer Group – The Fund	Fund are higher than the peer
improved since that time.
	outperformed for the one-year	group median.

	period and underperformed for		The Board took into account
Total expenses for this Fund are
	the three- and five-year periods.		management’s discussion of the
lower than the peer group
Fund’s expenses. The Board also
median.
took into account management’s

discussion of the Fund’s

performance, including the

factors that contributed to the

relative performance versus its

peers and its benchmark.

The Board also noted a reduction

in the advisory and subadvisory

fees effective May 3, 2010.

JHF II High Income	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-year	are lower than the peer group	management’s discussion of the
(John Hancock Asset Management)
	period, outperformed for the	median.	Fund’s performance, noting that

	three-year period and		performance has been more
Net management fees for this
	underperformed for the five-year		favorable since the portfolio
Fund are higher than the peer
	period.		management changed in August
group median.
2011 and the new portfolio
Lipper Category – The Fund
		Total expenses for this Fund are	managers changed the fund’s
underperformed for the one-year
		higher than the peer group	investment strategy.
period, outperformed for the
median.
	three-year period, and		The Board took into account

	underperformed for the five-year		management’s discussion of the

	period.		Trust’s expenses, including the

advisory/subadvisory fee

structure.

453

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II High Yield	Benchmark Index – The Fund	Subadvisory fees for this Trust	The Board took into account

	underperformed for the one- and	are lower than the peer group	management’s discussion of the
(Western Asset Management
	five-year periods and	median.	Fund’s performance including its
Company)
	outperformed for the three-year		longer-term performance.
Net management fees for this
period.
		Trust are higher than the peer	The Board took into account

	Lipper Category – The Fund	group median.	management’s discussion of the

	underperformed for the one-year		Fund’s expenses, including its
Total expenses for this Trust are
	period and outperformed for the		advisory and subadvisory fee
lower than the peer group
	three- and five-year periods.		structure noting that the Fund’s
median.
total expenses are below the peer

group median.

JHF II International Growth Stock	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted the limited

	outperformed for the one-year	are equal to the peer group	performance history for the
(Invesco Advisers)
	period.	median.	Fund.

	Lipper Category – The Fund	Net management fees for this

	outperformed for the one-year	Fund are higher than the peer

	period.	group median.

Total expenses for this Fund are

lower than the peer group

median.

JHF II International Opportunities	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	outperformed for the one-, three-	are higher than the peer group	management’s discussion of the
(Marsico Capital Management, LLC)
	and five-year periods.	median.	Fund’s performance including

that the Fund’s recent improved
	Lipper Category – The Fund	Net management fees for this
performance relative to its peers.
	underperformed for the one-,	Fund are higher than the peer

	three- and five-year periods.	group median.	The Board noted management’s

proposal, to be considered at the
Total expenses for this Fund are
next Board meeting, that the
lower than the peer group
subadviser to the Fund be
median.
replaced and the Fund then will

be liquidated.

JHF II International Small Cap	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted the Fund’s

	outperformed for the one- and	are higher than the peer group	favorable performance relative to
(Franklin Templeton (Franklin
	three-year periods and	median.	the peer group and index over
Advisers & Templeton Global
	underperformed for the five-year		the one- and three-year periods.
Advisors))		Net management fees for this
period.
		Fund are higher than the peer	The Board noted that the Fund’s

	Lipper Category – The Fund	group median.	performance is being closely

	outperformed for the one-, three-		monitored.
Total expenses for this Fund are
and five-year periods.
		higher than the peer group	The Board took into account

		median.	management’s discussion of the

Fund’s expenses, including the

advisory and subadvisory fee

structure.

454

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II International Small Company	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one- and	are lower than the peer group	management’s discussion of the
(Dimensional Fund Advisors Inc)
	three-year periods and	median.	Fund’s performance, noting the

	outperformed for the five-year		Fund’s long-term relative
Net management fees for this
	period.		outperformance versus the index
Fund are higher than the peer
and peer group.
	Lipper Category – The Fund	group median.

underperformed for the one- and
Total expenses for this Fund are
three-year periods and
lower than the peer group
outperformed for the five-year
median.
period.

JHF II International Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted the Fund’s

	underperformed for the one-year	are lower than the peer group	performance relative to the peer
(Franklin Templeton (Franklin
	period and outperformed for the	median.	group and index over the three-
Advisers & Templeton Global
	three- and five-year periods.		and five-year periods.
Advisors))		Net management fees for this

	Lipper Category – The Fund	Fund are lower than the peer

	outperformed for the one-, three-	group median.

and five-year periods.
Total expenses for this Fund are

lower than the peer group

median.

JHF II Investment Quality Bond	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one- and	are lower than the peer group	management’s discussion of the
(Wellington Management Company,
	five-year periods and	median.	Fund’s performance, noting that
LLP)
	outperformed for the three-year		versus the peer group the Fund
Net management fees for this
	period.		outperformed for the one- and
Fund are higher than the peer
the five-year periods.
	Lipper Category – The Fund	group median.

	outperformed for the one- and		The Board took into account
Total expenses for this Fund are
	five-year periods and		management’s discussion of the
higher than the peer group
	underperformed for the three-		Fund’s expenses, including the
median.
	year period.		advisory and subadvisory fee

structure.

JHF II Mid Cap Growth Index	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-	are lower than the peer group	management’s discussion of the
(SSgA Funds Management, Inc.)
	year period.	median.	Fund’s performance relative to its

benchmark, noting that
	Lipper Category – The Fund	Net management fees for this
performance is within expected
	outperformed for the one-year	Fund are higher than the peer
dispersion guidelines gross of
	period.	group median.
fees over all time periods.

Total expenses for this Fund are
The Board took into account
higher than the peer group
management’s discussion of the
median.
Fund’s expenses, including the

advisory/subadvisory fee

structure.

JHF II Mid Cap Stock	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted the Fund’s

	underperformed for the one-,	are lower than the peer group	more recent performance
(Wellington Management Company,
	three- and five-year periods.	median.	improvement, as well as the
LLP)
Fund’s outperformance versus
	Lipper Category – The Fund	Net management fees for this
the peer group over the since
	underperformed for the one-,	Fund are equal to the peer group
inception period.
	three- and five-year periods.	median.

Total expenses for this Fund are

lower than the peer group

median.

455

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other
(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Mid Cap Value Equity	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-,	are lower than the peer group	management’s discussion of the
(Columbia Management Investment
	three- and five-year periods.	median.	Fund’s performance.
Advisers, LLC)

	Lipper Category – The Fund	Net management fees for this

	underperformed for the one-,	Fund are higher than the peer

	three- and five-year periods.	group median.

Total expenses for this Fund are

equal to the peer group median.

JHF II Mid Cap Value Index	Benchmark Index – The Fund	The subadvised peer group is too	The Board noted that the Fund

	underperformed for the one-	small for comparative purposes.	commenced operations on
(SSgA Funds Management, Inc.)
	year period.		April 30, 2010, and has a limited
Net management fees for this
performance history.
	Lipper Category – The Fund	Fund are higher than the peer

	outperformed for the one-year	group median.	The Board noted that

	period.		performance is within the
Total expenses for this Fund are
dispersion guidelines gross of
higher than the peer group
fees since inception.
median.

The Board noted management’s

discussion of the Fund’s

expenses, including the advisory/

subadvisory fee structure.

The Board also took into account

management’s discussion of the

Fund’s relatively small peer

group that consists mainly of

small cap index funds and that

its new expense universe is a

better comparison, which

indicates that the Fund’s total

expenses are below the median.

JHF II Mid Value	Benchmark Index – The Fund	Subadvisory fees for this Trust	The Board noted that the longer

	underperformed for the one- and	are higher than the peer group	term performance of a Fund
(T. Rowe Price Associates, Inc.)
	three-year periods.	median.	managed by the same portfolio

manager in a style similar to the
	Lipper Category – The Fund	Net management fees for this
Fund was favorable.
	underperformed for the one- and	Trust are higher than the peer

	three-year periods.	group median.	The Board took into account

management’s discussion of the
Total expenses for this Trust are
Fund’s expenses, including the
higher than the peer group
advisory/subadvisory fee
median.
structure noting that the Fund is

subject to a voluntary fee waiver

which reduces certain expenses

of the Fund.

JHF II Mutual Shares	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-year	are higher than the peer group	management’s discussion of the
(Franklin Templeton (Franklin
	period.	median.	Fund’s performance, noting the
Advisers & Templeton Global
Fund’s favorable performance
Advisors)	Lipper Category – The Fund	Net management fees for this
compared to its peer group over
	outperformed for the one-year	Fund are higher than the peer
the one-year period.
	period.	group median.

The Board took into account
Total expenses for this Fund are
management’s discussion of the
higher than the peer group
Fund’s expenses, including the
median.
advisory/subadvisory fee

structure.

456

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Real Estate Equity	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	outperformed for the one- and	are equal to the peer group	management’s discussion of the
(T. Rowe Price, Inc.)
	three-year periods and	median.	factors that contributed to the

	underperformed for the five-year		Fund’s performance relative to its
Net management fees for this
	period.		index and peer group.
Fund are higher than the peer

	Lipper Category – The Fund	group median.	The Board took into account

	outperformed for the one- and		management’s discussion of the
Total expenses for this Fund are
	three-year periods and		Fund’s expenses, including the
lower than the peer group
	underperformed for the five-year		advisory/subadvisory fee
median.
	period.		structure noting that the Fund is

subject to a voluntary fee waiver

which reduces certain expenses

of the Fund.

JHF II Real Estate Securities	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-	are lower than the peer group	management’s discussion of the
(Deutsche Asset Management, Inc.)
	and three-year periods, and	median.	Fund’s performance relative to its

	outperformed for the five-year		benchmark, including the impact
Net management fees for this
	period.		of market conditions.
Fund are equal to the peer group

	Lipper Category – The Fund	median.	The Board also noted the Fund’s

	outperformed for the one-, three-		performance relative to its peer
Total expenses for this Fund are
	and five-year periods.		group.
equal to the peer group median.

JHF II Real Return Bond	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-year	are in line with the peer group	management’s discussion of the
(Pacific Investment Management
	period, outperformed for the	median.	Fund’s expenses, including the
Company)
	three- and five-year periods.		advisory/subadvisory fee
Net management fees for this
structure.
	Lipper Category – The Fund	Fund are higher than the peer

	underperformed for the one-year	group median.

period, outperformed for the
Total expenses for this Fund are
three- and five-year periods.
higher than the peer group

median.

JHF II Retirement Choices at 2010	Benchmark Index – The Fund	Subadvisory fees for the peer	The Board noted that the Fund is

	outperformed for the one-year	group are not available.	subject to voluntary fee waiver
(John Hancock Asset Management)
	period.		that reduces certain expenses of
Net management fees for this
the Fund. The Board noted that
	Lipper Peer Group – The Fund	Fund are equal to the peer group
the Fund recently commenced
	outperformed for the one-year	median.
operations and has a limited
period.
		Total expenses for this Fund are	performance history.

lower than the peer group

median.

JHF II Retirement Choices at 2015	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund is

	underperformed for the one-year	group.	subject to voluntary fee waiver
(John Hancock Asset Management)
	period.		that reduces certain expenses of
Net management fees for this
the Fund. The Board noted that
	Lipper Peer Group – The Fund	Fund are equal to the peer group
the Fund recently commenced
	outperformed for the one-year	median.
operations and has a limited
period.
		Total expenses for this Fund are	performance history.

lower than the peer group

median.

457

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Retirement Choices at 2020	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund is

	underperformed for the one-year	group.	subject to voluntary fee waiver
(John Hancock Asset Management)
	period.		that reduces certain expenses of
Net management fees for this
the Fund. The Board noted that
	Lipper Peer Group – The Fund	Fund are equal to the peer group
the Fund recently commenced
	outperformed for the one-year	median.
operations and has a limited
period.
		Total expenses for this Fund are	performance history.

lower than the peer group

median.

JHF II Retirement Choices at 2025	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund is

	underperformed for the one-year	group.	subject to voluntary fee waiver
(John Hancock Asset Management)
	period.		that reduces certain expenses of
Net management fees for this
the Fund. The Board noted that
	Lipper Peer Group – The Fund	Fund are equal to the peer group
the Fund recently commenced
	outperformed for the one-year	median.
operations and has a limited
period.
		Total expenses for this Fund are	performance history.

ower than the peer group

median.

JHF II Retirement Choices at 2030	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund is

	underperformed for the one-year	group.	subject to voluntary fee waiver
(John Hancock Asset Management)
	period.		that reduces certain expenses of
Net management fees for this
the Fund. The Board noted that
	Lipper Peer Group – The Fund	Fund are equal to the peer group
the Fund recently commenced
	outperformed for the one-year	median.
operations and has a limited
period.
		Total expenses for this Fund are	performance history.

lower than the peer group

median.

JHF II Retirement Choices at 2035	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund is

	underperformed for the one-year	group.	subject to voluntary fee waiver
(John Hancock Asset Management)
	period.		that reduces certain expenses of
Net management fees for this
the Fund. The Board noted that
	Lipper Peer Group – The Fund	Fund are equal to the peer group
the Fund recently commenced
	outperformed for the one-year	median.
operations and has a limited
period.
		Total expenses for this Fund are	performance history.

lower than the peer group

median.

JHF II Retirement Choices at 2040	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund is

	underperformed for the one-year	group.	subject to voluntary fee waiver
(John Hancock Asset Management)
	period.		that reduces certain expenses of
Net management fees for this
the Fund. The Board noted that
	Lipper Peer Group – The Fund	Fund are equal to the peer group
the Fund recently commenced
	outperformed for the one-year	median.
operations and has a limited
period.
		Total expenses for this Fund are	performance history.

lower than the peer group

median.

JHF II Retirement Choices at 2045	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund is

	underperformed for the one-year	group.	subject to voluntary fee waiver
(John Hancock Asset Management)
	period.		that reduces certain expenses of
Net management fees for this
the Fund. The Board noted that
	Lipper Peer Group – The Fund	Fund are equal to the peer group
the Fund recently commenced
	outperformed for the one-year	median.
operations and has a limited
period.
		Total expenses for this Fund are	performance history.

lower than the peer group

median.

458

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Retirement Choices at 2050	Benchmark Index – The Fund	Subadvisory fees: Limited peer	The Board noted that the Fund is

	launched on 4/28/2011.	group.	subject to voluntary fee waiver
(John Hancock Asset Management)
that reduces certain expenses of
	Lipper Peer Group – The Fund	Net management fees for this
the Fund. The Board noted that
	launched on 4/28/2011.	Fund are equal to the peer group
the Fund recently commenced
median.
operations and has a limited

		Total expenses for this Fund are	performance history.

lower than the peer group

median.

JHF II Short Term Government	Benchmark Index – The Fund	Sub advisory fees for this Fund	The Board took into account

Income	underperformed for the one- and	are lower than the peer group	management’s discussion of the

	three-year periods.	median.	Fund’s performance and of its
(John Hancock Asset Management)
peer group including that the
	Lipper Category – The Fund	Net management fees for this
Fund’s strategy is different from
	outperformed for the one-year	Fund are higher than the peer
many peers in that it may not
	period, and underperformed for	group median.
hold non-government securities
the three-year period.
		Total expenses for this Fund are	and also that there are no other

		equal to the peer group median.	short-term government income

funds in the Fund’s peer group.

The Board took into account

management’s discussion of the

Fund’s expenses, including the

advisory/subadvisory fee

structure.

JHF II Small Cap Growth	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board noted management’s

	underperformed for the one- and	are higher than the peer group	discussion of the Fund’s
(Wellington Management Company,
	three-year periods.	median.	performance including the more
LLP)
recent improved performance.
	Lipper Category – The Fund	Net management fees for this

	underperformed for the one- and	Fund are higher than the peer	The Board took into account

	three-year periods.	group median.	management’s discussion of the

Fund’s expenses, including the
Total expenses for this Fund are
advisory/subadvisory fee
higher than the peer group
structure.
median.

JHF II Small Cap Opportunities	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board into account

	underperformed for the one- and	are higher than the peer group	management’s discussion of the
(Dimensional Fund Advisors Inc./
	five-year periods and	median.	Fund’s performance.
Invesco Advisers Inc.)
outperformed for the three-year
		Net management fees for this	The Board noted that the
period.
		Fund are higher than the peer	previous subadviser was replaced

	Lipper Category – The Fund	group median.	by two new subadvisers in 2008

	underperformed for the one- and		and that the Fund’s long-term
Total expenses for this Fund are
	five-year periods and		performance reflects the
lower than the peer group
	outperformed for the three-year		performance of the previous
median.
	period.		subadviser.

The Board noted that

performance since the change in

subadviser has improved.

459

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

JHF II Small Cap Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	outperformed for the one- and	are higher than the peer group	management’s discussion of the
(Wellington Management Company,
	three-year periods.	median.	Fund’s expenses, including the
LLP)
advisory/subadvisory fee
	Lipper Category – The Fund	Net management fees for this
structure.
	outperformed for the one- and	Fund are modestly higher than

	three-year periods.	the peer group median.

Total expenses for this Fund are

higher than the peer group

median.

JHF II Small Company Growth	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	outperformed for the one- and	are higher than the peer group	management’s discussion of the
(Invesco Advisers Inc.)
	five-year periods and	median.	Fund’s performance, noting the

	underperformed for the three-		Fund’s favorable performance
Net management fees for this
	year period.		compared to its peer group and
Fund are higher than the peer
index over the one- and five-year
	Lipper Category – The Fund	group median.
periods.
outperformed for the one- and
Total expenses for this Fund are
five-year periods and
lower than the peer group
underperformed for the three-
median.
year period.

JHF II Small Company Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account the

	outperformed for the one-, three-	are higher than the peer group	overall performance of the Fund.
(T. Rowe Price Associates, Inc.)
	and five-year periods.	median.
The Board took into account

	Lipper Category – The Fund	Net management fees for this	management’s discussion of the

	outperformed for the one-year	Fund are higher than the peer	Fund’s expenses, including the

	period, underperformed for the	group median.	advisory/subadvisory fee

	three-year period and		structure noting that the Fund is
Total expenses for this Fund are
	outperformed for the five-year		subject to a voluntary fee waiver
equal to the peer group median.
	period.		which reduces certain expenses

of the Fund.

JHF II Smaller Company Growth	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one- and	are higher than the peer group	management’s discussion of the
(John Hancock Asset Management,
	three year periods.	median.	Fund’s performance, including
Frontier Capital Management
the peer group and the Fund’s
Company, LLC, Perimeter Capital	Lipper Category – The Fund	Net management fees for this
overall performance relative to its
Management	underperformed for the one- and	Fund are higher than the peer
Morningstar Category.
	three-year periods.	group median.

The Board took into account
Total expenses for this Fund are
management’s discussion of the
lower than the peer group
Fund’s expenses, as well as the
median.
recent advisory and subadvisory

fee reduction.

460

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Fund,		Other

(SUBADVISER)	as of March 31, 2012	Fees and Expenses	Comments

	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account
JHF II Spectrum Income
	underperformed for the one-year	are higher than the peer group	management’s discussion of the

(T. Rowe Price Associates, Inc.)	period, outperformed for the	median.	Fund’s performance, noting the

	three- and five-year periods.		Fund’s long-term performance
Net management fees for this
compared to its peer group and
	Lipper Category – The Fund	Fund are higher than the peer
index.
	underperformed for the one-year	group median.

	period, outperformed for the		The Board took into account
Total expenses for this Fund are
	three- and five-year periods.		management’s discussion of the
higher than the peer group
Fund’s expenses, including the
median.
advisory/subadvisory fee

structure noting that the Fund is

subject to a voluntary fee waiver

which reduces certain expenses

of the Fund.

JHF II Total Return	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	underperformed for the one-year	are equal to the peer group	management’s discussion of the
(Pacific Investment Management
	period and outperformed for the	median.	Fund’s performance, noting the
Company)
	three- and five-year periods.		Fund’s long-term performance
Net management fees for this
compared to its peer group and
	Lipper Category – The Fund	Fund are higher than the peer
index.
	underperformed for the one-year	group median.

	period and outperformed for the		The Board took into account
Total expenses for this Fund are
	three- and five-year periods.		management’s discussion of the
higher than the peer group
Fund’s expenses, including the
median.
advisory/subadvisory fee

structure.

JHF II U.S. High Yield Bond	Benchmark Index – The Fund	Subadvisory fees for this fund are	The Board took into account

	underperformed for the one-,	lower than the peer group	management’s discussion of the
(Wells Capital Management,
	three and five-year periods.	median.	Fund’s performance relative to its
Incorporated)
benchmark and its peer group.
	Lipper Category – The Fund	Net management fees for the

	outperformed for the one- and	fund are higher than the peer	The Board took into account

	five-year periods and	group median.	management’s discussion of the

	underperformed for the three-		Fund’s expenses, including the
Total expenses for this Fund are
	period.		advisory/subadvisory fee
lower than the peer group
structure.
median.

JHF II Value	Benchmark Index – The Fund	Subadvisory fees for this Fund	The Board took into account

	outperformed for the one- and	are lower than the peer group	management’s discussion of the
(Invesco Advisers Inc.)
	five-year periods and	median.	Fund’s performance, noting the

	underperformed for the three-		Fund’s outperformance compared
Net management fees for this
	year period.		to its peer group over the one-,
Fund are lower than the peer
three- and five-year periods.
	Lipper Category – The Fund	group median.

outperformed for the one-, three-
Total expenses for this Fund are
and five-year periods.
lower than the peer group

median.

461

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Strategic Equity Allocation Fund

At an in-person meeting on March 21-23, 2012, the Board of Trustees of John Hancock Funds II (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the following new series of the Trust:

Strategic Equity Allocation Fund (the “New Portfolio”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”) to add the New Portfolio; and

(b) an amendment to the subadvisory agreement between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”) to add the New Portfolio (the “John Han-cock Subadvisory Agreement Amendment”); and

(c) a subsubadvisory agreement between the John Hancock Asset Management and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) regarding the New Portfolio (the “John Hancock (North America) Subadvisory Agreement”).

John Hancock Asset Management and John Hancock Asset Management (North America) are each referred to as a “Subadviser” and collectively as the “Subadvis-ers.” The John Hancock Subadvisory Agreement Amendment and the John Han-cock (North America) Subadvisory Agreement are each referred to as a “Subadvi-sory Agreement” and collectively as the “Subadvisory Agreements”.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2) the investment performance of the Funds and their Sub-Advisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At an in-person meeting on March 21-23, 2012, the Board, including all of the Independent Trustees, approved the Advisory Agreement and the Subadvisory Agreements with respect to the New Portfolio.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to the New Portfolio, the Adviser and the Sub-Advisers, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third-party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and presentations from the Sub-Advisers with respect to the New Portfolio. The Board noted the affiliation of the Subad-visers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’ compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of JHIMS’ management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

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John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

In approving the approval of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and sub-advisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’ oversight and monitoring of subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’ compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’ administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(d) considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the New Portfolio; and

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolio;

(2)–(a) reviewed the performance of a composite of accounts with investment objectives and strategies substantially similar to the New Portfolio; and

(b) reviewed the comparative performance of the composite’s benchmark.

3)–(a) with respect to each Fund (except those listed below) and the New Portfolio, considered that the Adviser has agreed to waive its management fee for each of these Funds and the New Portfolio and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s and New Portfolio’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the New Portfolio contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the New Portfolio grows; and

(c) The Board also considered the effect of the New Portfolio’s growth in size on its performance and fees. The Board also noted that if the New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profit-ability of JHIMS’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio;

(c) considered that JHIMS also provides administrative services to the New Portfolio on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that the Subadvisers are affiliates of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the New Portfolio, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the New Portfolio;

(f) noted that the subadvisory fees for the New Portfolio are paid by JHIMS; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolio and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

5–reviewed comparative information including, among other data, the New Portfolio’s contractual and actual advisory and subadvisory fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolio. In comparing the New Portfolio’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the New Portfolio’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to the New Portfolio. The Board also noted that the Adviser pays the sub-advisory fees of the New Portfolio. The Board also noted management’s discussion of the New Portfolio’s anticipated expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the New Portfolio are reasonable.

Additional information relating to the New Portfolio’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to the Subadvisers’ business, including current subadvi-sory services to the Trust (and other funds in the John Hancock family of funds)

(2) the investment performance of comparable accounts managed by the Sub-Advisers as set forth in Appendix A;

(3) the proposed subadvisory fees for the New Portfolio and comparative fee information as set forth in Appendix A; and

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(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and Subadvisers.

With respect to the services provided by the Subadvisers, the Board received information provided to the Board by the Subadvisers, including each Subadvis-ers Form ADV, as well as considered information presented in past meetings. The Board considered the Subadvisers’ current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subad-visers’ history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisers’ investment and compliance personnel who provide services to the New Portfolio. The Board also considered, among other things, the Subadvisers’ compliance program and any disciplinary history. The Board also considered the Subadvisers’ risk assessment and monitoring process. The Board noted the Subadvisers’ regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Sub-Advisers.

The Board considered the Subadvisers’ investment process and philosophy. The Board took into account that the Subadvisers’ responsibilities include the development and maintenance of an investment program for the New Portfolio which is consistent with the New Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by the Sub-Advisers to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, if applicable.

The Board also received information regarding any Material Relationships with respect to the Subadvisers, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Subadvisory Agreements.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) The Subadvisers have extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with certain exceptions (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are competitive and within the range of industry norms, are paid by JHIMS out of its advisory fees it receives from the New Portfolio and would not be an expense of the New Portfolio; and the Board concluded that the New Portfolio’s subadvisory fees are reasonable; and

(4) The New Portfolio’s subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio in order to permit shareholders to benefit from economies of scale if the New Portfolio grows.

Additional information relating to the New Portfolio’s fees and expenses and performance that the Board considered for the New Portfolio is set forth in Appendix A.

***

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement the Subadvisory Agreements would be in the best interest of the New Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements.

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Appendix A

Fund	Comparable Fund Performance	Estimated Fees and Expenses
(Subadviser)	as of December 31, 2011	as of December 31, 2011

Strategic Equity Allocation Fund	No comparable fund performance is	Estimated advisory fees for the Fund were lower than its
	available.	peer group median.
(John Hancock Asset Management)
Estimated subadvisory fees for the Fund were lower
(John Hancock Asset Management
than its peer group median.
(North America))
Estimated total net expenses for the Fund were lower
than its peer group median.

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International Growth Opportunities Fund
Fundamental Global Franchise Fund

At an in-person meeting on June 26-28, 2012, the Board of Trustees of John Hancock Funds II (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the following new series of the Trust:

International Growth Opportunities Fund; and
Fundamental Global Franchise Fund (the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios;

(b) an amendment to the subadvisory agreement between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”) to add the Fundamental Global Franchise Fund (the “John Hancock Subadvisory Agreement Amendment”); and

(c) a subsubadvisory agreement between between the Adviser and Baillie Gifford Overseas Ltd. (“Baillie Gifford”) to add the International Growth Opportunities Fund (the “Baillie Gifford Subadvisory Agreement”);.

John Hancock Asset Management and Baillie Gifford are each referred to as a “Subadviser” and collectively as the “Sub-Advisers.” The John Hancock Subadvi-sory Agreement Amendment and the Baillie Gifford Subadvisory Agreement are each referred to as a “Subadvisory Agreement” and collectively as the “Subadvi-sory Agreements”.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2) the investment performance of the Funds and their Sub-Advisers;

(3) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At an in-person meeting on June 26-28, 2012, the Board, including all the Independent Trustees, approved the Advisory Agreement and the Subadvisory Agreements with respect to the New Portfolios.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to the New Portfolios, the Adviser and the Sub-Advisers, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third-party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and presentations from the Sub-Advisers with respect to the New Portfolios. The Board noted that John Hancock Asset Management is affiliated with the Adviser, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’ compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the New Portfolios, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also also took into account their knowledge of the management and the quality of the performance of its duties, through Board meetings,

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discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the approval of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and sub-advisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’ oversight and monitoring of Sub-Advisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’ compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’ administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the New Portfolios; and

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolios;

(2)–(a) reviewed the performance of a composite of accounts with investment objectives and strategies substantially similar to the New Portfolios; and

(b) reviewed the comparative performance of the composite’s benchmark.

(3)–(a) with respect to each Fund (except those listed below) and the New Portfolios, considered that the Adviser has agreed to waive its management fee for each of these Funds and the New Portfolios and each of the funds of John Hancock Variable Insurance Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this report are each of the funds of funds, money market funds and index funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s and New Portfolios’ advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the New Portfolios contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the New Portfolios grow; and

(c) The Board also considered the effect of the New Portfolios’ growth in size on its performance and fees. The Board also noted that if the New Portfolios’ assets increase over time, the New Portfolios may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each New Portfolio;

(b) reviewed and considered an analysis presented by JHIMS regarding the profit-ability of JHIMS’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios;

(c) considered that JHIMS also provides administrative services to the New Portfolios on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(d) noted that John Hancock Asset Management is an affiliate of the Adviser;

(e) noted that John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, provide transfer agency services and distribution services to the New Portfolios, respectively, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the New Portfolios;

(f) noted that the subadvisory fees for the New Portfolios are paid by JHIMS; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolios and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with the New Portfolios is reasonable and not excessive.

5–reviewed comparative information including, among other data, the New Portfolios’ contractual and actual advisory and subadvisory fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolios. In comparing the New Portfolios’ actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the New Portfolios’ advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to the New Portfolios. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolios, and that such fees are negotiated at arm’s length with respect to the unaffiliated Sub-Adviser. The Board also noted management’s discussion of the New Portfolios’ anticipated expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the New Portfolios are reasonable.

Additional information relating to the New Portfolios’ fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to the Sub-Advisers’ businesses, including, with respect to John Hancock Asset Management, current subadvisory services to the Trust and other funds in the John Hancock family of funds;

(2) the investment performance of comparable accounts managed by the Sub-Advisers as set forth in Appendix A; and

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(3) the proposed subadvisory fees for the New Portfolios and comparative fee information as set forth in Appendix A.

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Adviser.

With respect to the services provided by the Sub-Advisers, the Board received information provided to the Board by the Sub-Advisers, including each Sub-Adviser’s Form ADV, as well as considered information presented in past meetings. The Board considered the Sub-Advisers’ current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Sub-Advisers’ history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Advisers’ investment and compliance personnel who provide services to the New Portfolios. The Board also considered, among other things, the Sub-Advisers’ compliance program and any disciplinary history. The Board also considered the Sub-Advisers’ risk assessment and monitoring process. The Board noted the Sub-Advisers’ regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Sub-Advisers.

The Board considered the Sub-Advisers’ investment process and philosophy. The Board took into account that the Sub-Advisers’ responsibilities include the development and maintenance of an investment program for the New Portfolios which is consistent with the New Portfolios’ investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to the unaffiliated Sub-Adviser.

The Board also took into account the subadvisory fees paid by the Adviser to fees charged by the Sub-Advisers to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

The Board also received information regarding to any Material Relationships with respect to the unaffiliated Sub-Adviser, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Subadvisory Agreements.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) The Sub-Advisers have extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by John Hancock Asset Management has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with certain exceptions (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees generally are competitive and within the range of industry norms, are paid by JHIMS out of its advisory fees it receives from the New Portfolios and would not be an expense of the New Portfolios, and are a product of arm’s length negotiation between the Adviser and the unaf-filiated Sub-Adviser; and the Board concluded that the New Portfolios’ sub-advisory fees are reasonable; and

(4) The New Portfolios’ subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios in order to permit shareholders to benefit from economies of scale if the New Portfolios grow.

Additional information relating to the New Portfolios’ fees and expenses and performance that the Board considered for the New Portfolios is set forth in Appendix A.

***

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement the Subadvisory Agreements would be in the best interest of the New Portfolios and their respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements.

468

John Hancock Funds II

Appendix A

Fund	Comparable Fund Performance	Estimated Fees and Expenses
(Subadviser)	as of December 31, 2011	as of December 31, 2011

International Growth Opportunities Fund	Benchmark – The comparable fund	Advisory fees for this fund are slightly above median.
outperformed for the one-, three- and
(Baillie Gifford Overseas Ltd.)		Subadvisory fees for this fund are equal to the peer
five year periods.
group median.
Morningstar Category – The comparable
fund slightly underperformed for
the one year period, moderately
outperformed for the three year and
outperformed for the five year period.

Fundamental Global Franchise Fund	No comparable fund performance.	Advisory fees for this fund are moderately lower than
the peer group median.
(John Hancock Asset Management)
Subadvisory fees for this fund are moderately lower than
the peer group median.

469

John Hancock Funds II

Trustees and Officers Information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years
Charles L. Bardelis	Trustee	Director, Island Commuter Corp. (marine transport).
Born: 1941	(since 2005)	Trustee of John Hancock Variable Insurance Trust (since 1988), John
Hancock Funds II (since 2005) and former Trustee of John Hancock
Funds III (2005-2006).
Peter S. Burgess	Trustee	Consultant (financial, accounting and auditing matters) (since 1999);
Born: 1942	(since 2005)	Certified Public Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999).
Director of the following publicly traded companies: Lincoln
Educational Services Corporation (since 2004), Symetra Financial
Corporation (since 2010) and PMA Capital Corporation (2004-
2010).
Trustee of John Hancock Variable Insurance Trust (since 2005), John
Hancock Funds II (since 2005), and former Trustee of John
Hancock Funds III (2005-2006).
Grace K. Fey	Trustee	Chief Executive Officer, Grace Fey Advisors (since 2007); Director &
Born: 1946	(since 2008)	Executive Vice President, Frontier Capital Management Company
(1988-2007); Director, Fiduciary Trust (since 2009).
Trustee of John Hancock Variable Insurance Trust (since 2008) and
John Hancock Funds II (since 2008).
Theron S. Hoffman	Trustee	Chief Executive Officer, T. Hoffman Associates, LLC (consulting
Born: 1947	(since 2008)	firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management
(investment management consulting firm) (2006-2008); Senior
Managing Director, Partner and Operating Head, Putnam
Investments (2000-2003); Executive Vice President, The Thomson
Corp. (financial and legal information publishing)1997-2000).
Trustee of John Hancock Variable Insurance Trust (since 2008) and
John Hancock Funds II (since 2008).
Hassell H. McClellan	Trustee	Associate Professor, The Wallace E. Carroll School of Management,
Born: 1945	(since 2005)	Boston College (since 1984). Trustee of Virtus Variable Insurance
Trust (formerly, the Phoenix Edge Series Funds) (since 2008);
Director, The Barnes Group (since 2010). Trustee of John Hancock
Variable Insurance Trust (since 2005) and John Hancock Funds II
(since 2005) and former Trustee of John Hancock Funds III
(2005-2006).
1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

470

John Hancock Funds II

Trustees and Officers Information

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[2]	Other Directorships During Past Five Years
James M. Oates	Chairman and Trustee	Managing Director, Wydown Group (financial consulting firm) (since
Born: 1946	(since 2005)	1994); Chairman and Director, Emerson Investment Management,
Inc. (since 2000); Independent Chairman, Hudson Castle Group,
Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011). Director, Stifel Financial (since 1996);
Director, Investor Financial Services Corporation (1995-2007);
Director, Connecticut River Bancorp (since 1998). Director, Virtus
Funds (formerly, Phoenix Mutual Funds) (since 1988). Trustee of
John Hancock Variable Insurance Trust (since 2004); Chairman of the Board of John Hancock Variable Insurance Trust (since 2005);
Trustee and Chairman of the Board of John Hancock Funds II (since
2005) and former Trustee of John Hancock Funds III (2005-2006).

NON-INDEPENDENT TRUSTEE[1]
James R. Boyle[3]	Trustee	Senior Executive Vice President, John Hancock Financial Services
Born: 1959	(since 2005)	(since 1999, including prior positions); Chairman and Director,
John Hancock Advisers, LLC, John Hancock Funds, LLC and
John Hancock Investment Management Services, LLC (2005-2010);
Trustee of John Hancock Variable Insurance Trust (since 2005),
John Hancock Funds II (since 2005) and John Hancock retail funds
(2005-2010).
1 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.
2 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

471

John Hancock Funds II
Trustees and Officers Information

OFFICERS OF THE TRUST

Name, Year of Birth	Position with the Trust	Principal Occupation(s)
Hugh McHaffie	President	Executive Vice President, John Hancock Financial Services (since
Born: 1959	(since 2009)	2006, including prior positions); Chairman and Director, John
Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2010);
President, John Hancock Advisers, LLC (since 2012); President,
John Hancock Investment Management Services, LLC (since 2010);
Trustee (since 2010) and President (since 2012), John Hancock retail funds; President, John Hancock Variable Insurance Trust
(since 2009).
Andrew G. Arnott	Executive Vice President	Senior Vice President, John Hancock Financial Services (since 2009);
Born: 1971	2007 (including prior positions)	Executive Vice President, John Hancock Advisers, LLC (since 2005);
Executive Vice President, John Hancock Investment Management
Services, LLC (since 2006); President, John Hancock Funds, LLC
(since 2004, including prior positions); Executive Vice President,
John Hancock retail funds (since 2007, including prior positions);
Executive Vice President, John Hancock Variable Insurance Trust
(since 2007, including prior positions).
Thomas M. Kinzler	Secretary and Chief Legal Officer	Vice President, John Hancock Financial Services (since 2006);
Born: 1955	(since 2006)	Secretary and Chief Legal Counsel, John Hancock Funds, LLC (since
2007); Secretary and Chief Legal Officer, John Hancock retail funds and John Hancock Variable Insurance Trust (since 2006).
Francis V. Knox, Jr.	Chief Compliance Officer	Vice President, John Hancock Financial Services (since 2005); Chief
Born: 1947	(since 2005)	Compliance Officer, John Hancock retail funds and John Hancock
Variable Insurance Trust, John Hancock Advisers, LLC and John
Hancock Investment Management Services, LLC (since 2005); Vice
President and Chief Compliance Officer, John Hancock Asset
Management a division of Manulife Asset Management (US) LLC
(2005-2008).
Charles A. Rizzo	Chief Financial Officer	Vice President, John Hancock Financial Services (since 2008); Senior
Born: 1957	(since 2007)	Vice President, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds and John Hancock Variable
Insurance Trust (since 2007); Assistant Treasurer, Goldman Sachs
Mutual Fund Complex (2005-2007); Vice President, Goldman Sachs
(2005-2007).
Salvatore Schiavone	Treasurer	Assistant Vice President, John Hancock Financial Services (since
Born: 1965	2010 (including prior positions)	2007); Vice President, John Hancock Advisers, LLC and John
Hancock Investment Management Services, LLC (since 2007);
Treasurer, John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust (since
2010 and 2007-2009, including prior positions); Assistant Treasurer,
Fidelity Group of Funds (2005-2007); Vice President, Fidelity
Management Research Company (2005-2007).
The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

472

John Hancock Funds II

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

473

Management of the Trust

Trustees
James M. Oates, Chairman
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis
Peter S. Burgess
Theron S. Hoffman
Hassell H. McClellan
† Non-Independent Trustee

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston MA 02210-2805

JHF2A 8/12
10/12

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year August 31, 2012 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)Not applicable

(c)Not applicable

(d)Not applicable

(e)Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

John Hancock Variable Insurance Trust

John Hancock Funds

John Hancock Funds II

John Hancock Funds III

Sarbanes-Oxley Code of Ethics

for

Principal Executive, Principal Financial Officers & Treasurer

I.	Covered Officers/Purpose of the Code

This code of ethics (this “Code”) for John Hancock Variable Insurance Trust, John Hancock Funds1, John Hancock Funds II and John Hancock Funds III, each a registered management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), which may issue shares in separate and distinct series (each investment company and series thereunder to be hereinafter referred to as a “Fund”), applies to each Fund’s Principal Executive Officer (“President”), Principal Financial Officer (“Chief Financial Officer”) and Treasurer (“Treasurer”) (the “Covered Officers” as set forth in Exhibit A) for the purpose of promoting:

►	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

►	full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

►	compliance with applicable laws and governmental rules and regulations;

►	the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

►	accountability for adherence to the Code.

Each of the Covered Officers should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund. Certain conflicts of interest arise out of the relationships between the Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Each of the Covered Officers is an officer or employee of the investment adviser or a service provider (“Service Provider”) to the Fund. The Fund’s, the investment adviser’s and the Service Provider’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the investment adviser and the Service Provider of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund, for the investment adviser or for the Service Provider), be involved in establishing policies and implementing decisions which will have different effects on the investment adviser, the Service Provider and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and the Service Provider and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if such participation is performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, it will be deemed to have been handled ethically. In addition, it is recognized by the Fund’s Board of Trustees/Directors (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by other Codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but the Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

* * *

Each Covered Officer must:

►	not use his/her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

►	not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than for the benefit of the Fund; and

►	not use material non-public knowledge of portfolio transactions made or contemplated for the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

Additionally, conflicts of interest may arise in other situations, the propriety of which may be discussed, if material, with the Fund’s Chief Compliance Officer (“CCO”). Examples of these include:

►	service as a director/trustee on the board of any public or private company;

►	the receipt of any non-nominal gifts;

►	the receipt of any entertainment from any company with which the Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety (or other formulation as the Fund already uses in another code of conduct);

►	any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, any sub-adviser, principal underwriter, administrator or any affiliated person thereof; and

►	a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure & Compliance
►	Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Fund;

►	Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s directors and auditors, and to governmental regulators and self-regulatory organizations;

►	Each Covered Officer should, to the extent appropriate within his/her area of responsibility, consult with other officers and employees of the Fund and the Fund’s adviser or any sub-adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

►	It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.	Reporting & Accountability

Each Covered Officer must:

►	upon adoption of the Code (or thereafter as applicable, upon becoming an Covered Officer), affirm in writing to the Fund’s CCO that he/she has received, read, and understands the Code;

►	annually thereafter affirm to the Fund’s CCO that he/she has complied with the requirements of the Code;

►	not retaliate against any employee or Covered Officer or their affiliated persons for reports of potential violations that are made in good faith;

►	notify the Fund’s CCO promptly if he/she knows of any violation of this Code (Note: failure to do so is itself a violation of this Code); and

►	report at least annually any change in his/her affiliations from the prior year.

The Fund’s CCO is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Fund’s Board or the Compliance Committee thereof (the “Committee”).

The Fund will follow these procedures in investigating and enforcing this Code:

►	the Fund’s CCO will take all appropriate action to investigate any potential violations reported to him/her;

►	if, after such investigation, the CCO believes that no violation has occurred, the CCO is not required to take any further action;

►	any matter that the CCO believes is a violation will be reported to the Board or, if applicable, Compliance Committee;

►	if the Board or, if applicable, Compliance Committee concurs that a violation has occurred, the Board, either upon its determination of a violation or upon recommendation of the Compliance Committee, if applicable, will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Service Provider or the investment adviser or its board; or a recommendation to dismiss the Registrant’s Executive Officer;

►	the Board, or if applicable the Compliance Committee, will be responsible for granting waivers, as appropriate; and

►	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.	Other Policies & Procedures

This Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Fund, the Fund’s adviser, any sub-adviser, principal underwriter or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Fund’s and its investment adviser’s codes of ethics under Rule 204A-1 under the Investment Advisers Act and Rule 17j-1 under the Investment Company Act, respectively, are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Fund’s Board, including a majority of independent directors.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Fund’s Board and its counsel, the investment adviser and the relevant Service Providers.

VIII.	Internal Use

The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

Exhibit A

Persons Covered by this Code of Ethics

(As of October 2012)

John Hancock Variable Insurance Trust

►	Principal Executive Officer and President – Hugh McHaffie
►	Principal Financial Officer and Chief Financial Officer – Charles Rizzo
►	Treasurer – Salvatore Schiavone

John Hancock Funds

►	Principal Executive Officer and President – Hugh McHaffie
►	Principal Financial Officer and Chief Financial Officer – Charles Rizzo
►	Treasurer – Salvatore Schiavone

John Hancock Funds II

►	Principal Executive Officer and President – Hugh McHaffie
►	Principal Financial Officer and Chief Financial Officer – Charles Rizzo
►	Treasurer – Salvatore Schiavone

John Hancock Funds III

►	Principal Executive Officer and President – Hugh McHaffie
►	Principal Financial Officer and Chief Financial Officer – Charles Rizzo
►	Treasurer – Salvatore Schiavone

1   John Hancock Funds includes the following trusts: John Hancock Bank and Thrift Opportunity Fund; John Hancock Bond Trust; John Hancock California Tax-Free Income Fund; John Hancock Capital Series; John Hancock Current Interest; John Hancock Income Securities Trust; John Hancock Investment Trust; John Hancock Investment Trust II; John Hancock Investment Trust III; John Hancock Investors Trust; John Hancock Municipal Securities Trust; John Hancock Premium Dividend Fund ; Trust; John Hancock Preferred Income Fund; John Hancock Preferred Income Fund II; John Hancock Preferred Income Fund III; John Hancock Series Trust; John Hancock Sovereign Bond Fund; John Hancock Strategic Series; John Hancock Tax-Exempt Series Fund; John Hancock Tax-Advantaged Dividend Income Fund; John Hancock Tax-Advantaged Global Shareholder Yield Fund and John Hancock Hedged Equity and Income Fund.

(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES:

2012: $2,186,547

2011: $2,086,641

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b)	AUDIT RELATED FEES:

2012: $147,809

2011: $128,316

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and service provider internal controls reviews.

(c)	TAX FEES:

2012: $0

2011: $0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the years ended August 31, 2012 and 2011 were $0 as the tax services were provided by a service provider other than the principal accountant.

(d)	ALL OTHER FEES:

2012: $23,454

2011: $12,976

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $3,591,630 for the fiscal year ended August 31, 2012, and $1,529,590 for the fiscal year ended August 31, 2011.

(h)	The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess – Chairman

Charles L. Bardelis

Steven M. Roberts

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	This schedule is included as part of the Report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Principal Executive Officer and Principal Financial Officer.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie

Hugh McHaffie

President

Date: October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

Hugh McHaffie

President

Date: October 19, 2012

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: October 19, 2012